UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Investors
Securities Trust
October 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended October 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. U.S. gross
domestic product (GDP) growth peaked in 2021’s fourth
quarter as the reopening of businesses, widespread
vaccinations and federal assistance programs continued to
boost consumer spending, but GDP contracted in 2022’s
first two quarters given a record first-quarter trade deficit and declines in inventory and business investment. U.S.
economic growth resumed in 2022’s third quarter as the
trade deficit narrowed and consumer spending continued
to expand. Inflation increased during the 12-month period,
influenced by pandemic-related supply chain issues, higher
energy prices, Russia’s invasion of Ukraine and broader
price pressures.
To combat high inflation, the U.S. Federal Reserve began
decreasing its monthly asset purchases in November 2021
and ended them in March 2022. The Federal Reserve also
raised the federal funds rate by 0.25% in March, 0.50% in
May, and 0.75% in each of June, July and September, for
a total of 3.00%, increasing the rate from 0.25% to 3.25%
during the period. Additionally, the Federal Reserve stated its intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed securities
holdings, and anticipated future federal funds rate increases would be appropriate. Shortly after the reporting period,
the Federal Reserve raised the federal funds rate again by
0.75% at its November 2022 meeting, increasing it to 4.00%.
During the 12-month period, investor concerns about
inflation, geopolitics and interest rates pressured stock
and bond valuations. In this environment, the prices of
U.S. stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), declined 15.92%, (the index decreasing
from 4,605.38 to 3,871.98).
1,2
Investment-grade bonds, as
measured by the Bloomberg U.S. Aggregate Bond Index
(Bloomberg Index), posted a -15.68% total return (an
index decrease from 2,354.21 to 1,985.01), which includes
reinvestment of income and distributions.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
Franklin Investors Securities Trust’s annual report, covering
Franklin Convertible Securities Fund, Franklin Equity Income
Fund and Franklin Managed Income Fund, includes more
detail about investment decisions during the period. All
securities markets fluctuate in value, as do mutual fund
share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Investors Securities Trust
This letter reflects our analysis and opinions as of October
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 -14.61% (index total return resulting in a decrease from 9,625.02 to 8,218.70).
3. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin Convertible Securities Fund 4
Franklin Equity Income Fund 12
Franklin Managed Income Fund 18
Financial Highlights and Schedules of Investments 27
Financial Statements 60
Notes to Financial Statements 66
Report of Independent Registered
Public Accounting Firm 86
Tax Information 87
Board Members and Officers 88
Shareholder Information 93
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index, posted a -14.61% total return for the 12 months
ended October 31, 2022.
1
High inflation, rising interest rates
and geopolitical instability contributed to a sharp decline in equity prices. Although consumer spending continued to
rise, deteriorating financial conditions negatively impacted consumer sentiment, which improved slightly at the end of
the period after falling in June 2022 to the lowest level in over 60 years.
Elevated inflation was a major concern for both consumers
and investors, as inflation accelerated in June 2022 to the
highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove
inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity
prices, although much of that increase abated by period-end.
The U.S. unemployment rate declined from 4.6% in October
2021 to 3.7% in October 2022 as notable employment
gains occurred in the leisure and hospitality and health care sectors. Wages climbed at the fastest rate in decades, which added to some investors’ inflation concerns.
U.S. gross domestic product (GDP) growth was robust in
the fourth quarter of 2021 as strong consumer spending
and business investment in growing inventories supported
the economy. GDP contracted in the first half of 2022 due
to declining residential and business investment and lower
levels of government spending, but grew in 2022’s third
quarter amid a narrowing trade deficit and strong consumer
spending. Increased nonresidential fixed investment and
government spending also contributed to the third quarter
economic growth. Rising interest rates translated to higher
borrowing costs for individuals and businesses. Mortgage
rates reached the highest level since 2007, and new home
construction slowed toward period-end.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) began to raise the federal funds target rate in March
2022, the first such increase since 2018. The Fed raised
the federal funds rate again at each of its four subsequent
meetings to end the period at a range of 3.00%–3.25%.
The Fed noted in its September 2022 meeting that inflation
remained elevated amid robust job growth and low
unemployment. Furthermore, the Fed said it would continue
to reduce its bond holdings, and Fed Chair Jerome Powell
indicated that reducing inflation was likely to require a period of below-trend growth.
The foregoing information reflects our analysis and opinions as of October 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin Convertible Securities Fund
This annual report for Franklin Convertible Securities Fund
covers the fiscal year ended October 31, 2022. The Fund
closed to new investors with limited exceptions on August
29, 2018. Existing investors may continue to purchase
additional shares of the Fund.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return, consistent with
reasonable risk, by seeking to optimize capital appreciation and high current income under varying market conditions.
The Fund normally invests at least 80% of its net assets
in convertible securities and common stock received upon
conversion of convertible securities.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -19.94% cumulative total return. In comparison,
the Fund’s benchmark, the ICE BofA All Alternatives U.S.
Convertibles Index, which tracks the domestic convertible
securities market, posted a -20.73% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
When choosing convertible securities for the Fund, we
attempt to maintain a balance in the portfolio between the
equity and debt characteristics of convertible securities
with an emphasis on the equity features. We also consider
the company’s long-term earnings, asset value and cash
flow potential. By investing in convertible securities, the
Fund seeks the opportunity to participate in the capital
appreciation of underlying stocks, while at the same time
relying on the fixed income aspect of the convertible
securities to provide current income and reduced price
volatility, which can limit the risk of loss in a down equity market. Some of the convertible securities in which the Fund may invest have been structured to provide enhanced yield,
increased equity exposure or enhanced downside protection.
These securities, generally referred to as enhanced
convertible securities, typically provide a benefit to the issuer in exchange for the enhanced features, such as a conversion
premium that is paid by the Fund. We may invest in
convertible securities of companies of any capitalization size, but we generally seek to make the portfolio representative of the entire convertible securities market.
Manager’s Discussion
During the year under review, the convertible bond market
sold off substantially, while new convertible bond issuance
was subdued amid elevated financial market volatility, with
many companies unwilling to issue convertibles at low stock
prices. Net issuance in the convertibles market dropped
sharply in the first ten months of 2022 when compared
with the previous two years, though it began to see a solid
rebound from August through period-end. Performance
within the asset class varied as the average return for U.S.-
based equity-sensitive convertibles underperformed both
balanced convertibles and “busted” (credit/rate-sensitive)
convertibles.
The Fund’s absolute returns were negative across eight out
of 11 equity sector allocations. The bulk of the overall losses occurred within our four largest allocations, which averaged over three quarters of the overall portfolio: information
technology (IT), consumer discretionary, communication
services and health care. In particular, IT holdings
collectively shed about a quarter of their value, while those in the consumer discretionary sector declined by almost a third.
Nearly all IT holdings were net detractors, and most posted
significant double-digit percentage declines, including key
detractors HubSpot, enterprise management cloud solution
provider Workday (sold by period-end), identity management
software specialist Okta, and Bill.com Holdings. In general, many investors continued to express their valuation
concerns by divesting high-tech companies that held the
potential to disrupt lots of businesses in the future but
Portfolio Composition
10/31/22
% of Total Net
Assets
Convertible Bonds 84.1%
Convertible Preferred Stocks 14.3%
Short-Term Investments & Other Net Assets 1.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
31
.

Franklin Convertible Securities Fund

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Annual Report
have little or no earnings in the present. Additionally, the tech-related weakness in consumer-oriented end markets
such as personal computers, electronics, smartphones and
digital internet advertising, continued to put pressure on a wide range of IT companies. Application software holdings
had a substantial negative impact, including detractors
HubSpot (software products for inbound marketing, sales
and customer service) and Bill.com (cloud-based automated
account payables/receivables platform for small- and mid-
sized businesses). Despite the near-term setbacks, HubSpot
announced additional fintech services for its customer
relationship management (CRM) platform that integrates
new payment services (billing, collection and subscriptions), which many investors believed could improve customer
retention and revenue growth. Many of HubSpot’s clients had
previously reported issues with business-to-business (B2B)
payments, so the company appears to have addressed
a substantial unmet need with its recent moves. Bill.com,
meanwhile, posted impressive sales gains and transaction
volume growth, and generally beat consensus earnings
estimates in its quarterly financial results, while its outlook for fiscal year 2023 called for major increases in revenue and
earnings. Although Bill.com will not be immune to a global
economic slowdown or recession, we think its secular growth
and business execution will continue to be strong. We
believe Bill.com has an attractive long-term opportunity to
win substantial new business in a nascent market, extend its leadership position through its partnerships with large banks, significantly increase the monetization of payment flow on
its platform, integrate and cross-sell Divvy (its expense
management and business budgeting software), leverage
the data on its expanding network, and ultimately become
the de facto financial operating system for its clients.
All consumer discretionary sector holdings weighed on
returns, including Etsy, Aptiv (automotive and mobility
technology supplier) and RH (the holding company for
upscale furniture and home goods retailer Restoration
Hardware). Some of the largest declines occurred in
e-commerce holdings as historically high inflation, sharply
rising interest rates and stalling economic growth were seen as impinging on consumer spending beyond essentials.
In general, and after online-only retailers such as Etsy
and Wayfair (home goods covering a wide range of styles
and budgets) delivered sterling results in the thick of the
pandemic, many have struggled to sustain their growth
momentum in recent quarters, while the latest trend data
show shoppers have been heading back to physical stores
in large numbers as pandemic restrictions fade. With its
pandemic tailwinds gone, these companies have seen their
profitability track lower with receding demand. Etsy, which
runs a growing online marketplace for unique handcrafted
and artistic goods, exhibited resiliency in its second-quarter financial results, but has ultimately seen some tough year-
over-year comparisons as it has been contending with
demand destruction—resulting in a sharp drop-off in sales
volumes—in the current environment.
In communication services, our positions in Sea and social
media company Snap were standout detractors. Sea, a
Southeast Asian internet and mobile platform company,
has been investing heavily to grow its business in three
high-growth industries: e-commerce (Shopee), digital
payments and financial services (SeaMoney), and video
game development and publishing (Garena). Although its
stock price declined sharply during the period, company
fundamentals have not deteriorated meaningfully, in our
view, and so the selling appeared to reflect some measure of profit-taking by investors following the stock’s gain of more than 1,100% over the 2019–2021 period. Fundamentals did,
however, play a role in the pullback. Although the platform
continued to grow rapidly and the company continued to
generate positive cash flow, at times its financial reports
missed consensus expectations on the bottom line. Garena
continued to be the most profitable segment, which allows
Sea to invest in its other businesses, but its growth has
decelerated. At the same time, Shopee’s operating losses
accelerated despite a strong competitive position in
Southeast Asia and aggressive expansions into areas like
Latin America and Europe.
Top 10 Holdings
10/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Dexcom , Inc. 2.8%
Health Care Equipment & Supplies, United
States
Insulet Corp. 2.6%
Health Care Equipment & Supplies, United
States
Jazz Investments I Ltd. 2.5%
Pharmaceuticals, United States
Liberty Broadband Corp. 2.4%
Media, United States
Zendesk , Inc. 2.3%
Software, United States
Viavi Solutions, Inc. 2.3%
Communications Equipment, United States
Bill.com Holdings, Inc. 2.3%
Software, United States
Avalara, Inc. 2.2%
Software, United States
Etsy, Inc. 2.2%
Internet & Direct Marketing Retail, United States
Ivanhoe Mines Ltd. 2.2%
Metals & Mining, Canada

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Annual Report
To a lesser extent, the Fund’s investments in the health
care, industrials, financials, real estate and materials sectors also saw widespread declines. Avantor (sold by period-end)
was the worst performer in health care, while industrials
were dragged down primarily by large declines in Lyft and
Upwork. The steepest decline at the sector level occurred in financials, which had been hurt broadly by fears of a global recession, and where alternative asset manager KKR Group
was a standout detractor. Financials, in general, did not instill much confidence for most of the year as investors braced
for a tougher stretch in the economy, possible markdowns
of book value, and cuts to earnings and dividends. KKR
runs a mix of alternative-asset businesses, including private equity, a credit unit, real estate, and an infrastructure
portfolio. Despite the near-term setbacks, KKR continued
to expand its industrial real estate portfolio, and has seen improvement in its net investment income, performance fees
and insurance operations. We continue to believe KKR’s
long-term secular growth drivers remain strong.
In terms of what aided absolute returns, the Fund’s utilities, consumer staples and energy holdings booked 12-month
gains that, when combined, partially offset the overall losses across other sector allocations. In particular, utilities such as
PG&E and Southern Company (sold by period-end) rallied
with double-digit percentage returns. Investors continued to support a wide range of noncyclical utility companies as the group tends to see a boost when heightened equity market
volatility drives investors toward options tied to relatively inelastic demand for essential services. PG&E and others
have also benefited as investors seek out equities offering
high or rising dividends. By most estimates, Northern
California utility PG&E’s common stock was initially trading at a discount to peers when adjusted for its growth potential, which is among the highest in the sector. Market fears of
more bankruptcy-inducing wildfire liabilities have eased three years on from the 2017-18 disasters. Political, regulatory
and legal changes during the past two years have reshaped
the risk profile and long-term outlook for California investor-
owned utilities, among which PG&E has also embarked
on an aggressive carbon-emissions elimination program.
Many investors were also drawn to PG&E’s long runway
of potentially up to 10% annual earnings growth to meet
California’s environmental ambitions.
Within the consumer staples sector, the Fund’s position
in Bunge (sold by period-end)—a farm-to-consumer
agribusiness company focused on grain trading and farm
commodity exporting and logistics, food processing, and
fertilizer—rallied on strong demand and surging agricultural commodity prices. Many investors were expecting Bunge
to be the kind of essential business that can do well in any economic or business environment.
The rest of the Fund’s notable individual contributors
served to reduce the losses experienced in other
sectors, including top overall contributor T-Mobile USA
(wireless communication and broadband services) in the
communication services sector. T-Mobile, held by the Fund
through the 2020 Cash Mandatory Exchangeable Trust,
reported quarterly financial metrics that were ahead of
consensus expectations amid robust subscriber growth
and upwardly revised 2022 guidance. In our view, T-Mobile
is executing well on its strategy to leverage its superior
wireless spectrum position to take share as the market
transitions to 5G network technology and is gaining stronger traction as a disrupter in fixed wireless and enterprise
markets.
Within health care, biotechnology and pharmaceuticals
industry stocks (and convertibles) were out of favor for
most of the period but began to recover during the summer
of 2022, when they were among the best-performing
industries. Within the Fund’s portfolio, our investments
in Neurocrine Biosciences, Revance Therapeutics and
Intercept Pharmaceuticals were notable contributors. As
their steeply discounted valuations appeared to offer good
entry points for investors, many biotech and pharma equities began to show some resilience during selloffs and were
no longer the prominent underperformers that they were in
late 2021 and the first four months of 2022. Investors were
still waiting to see if this technical rebound was supported by fundamentals, as a higher number of drug approvals,
successes in clinical trials, acquisitions and a positive
regulatory backdrop could go a long way toward restoring
greater confidence. In particular, Neurocrine develops
pharmaceuticals for the treatment of neurological and
endocrine-related diseases. The company’s primary product
is Ingrezza, for the treatment of tardive dyskinesia, a nervous system disorder resulting from the use of other medicines
meant to treat psychiatric conditions. Neurocrine has seen
steadily growing sales of Ingrezza, aiding the company’s
bottom line even as some investors grew concerned about
volatile quarter-to-quarter operating profit changes and
unexpected expenses. The company has, however, seen
major improvement in its profitability when compared to the
COVID-19-constrained numbers from 2020 and early 2021.
Elsewhere in the portfolio, Palo Alto Networks was a rare
outlier to the upside in the IT sector, while RBC Bearings
(ball and roller bearing manufacturing) was the sole
contributor in the industrials sector, where it helped to reduce the losses associated with four other holdings. In particular, network security specialist Palo Alto Networks continued to

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Annual Report
see strong sales of its next-generation firewall appliances, while it has expanded its product ecosystem with newer
cloud-based and AI-powered security services.
Thank you for your continued participation in Franklin
Convertible Securities Fund. We look forward to serving your future investment needs.
Alan E. Muschott, CFA
Lead Portfolio Manager
Eric Webster, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2022
Franklin Convertible Securities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -19.94% -24.34%
5-Year +67.63% +9.64%
10-Year +184.41% +10.39%
Advisor
1-Year -19.75% -19.75%
5-Year +69.78% +11.17%
10-Year +191.57% +11.29%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 0.68% 0.71% 0.70%
Advisor 1.02% 1.00% 0.99%
See page 10 for Performance Summary footnotes.

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Performance Summary

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Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/12–10/31/22)
Advisor Class
(10/31/12–10/31/22)

Franklin Convertible Securities Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. The Fund may invest in high-yielding, fixed income securities. High yields reflect the higher credit risk associated with these lower-rated securities and, in some cases, the lower market prices for these instruments. Interest rate movements may affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may also invest in foreign securities, which involve special risks, including political uncertainty and currency volatility. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s past four quarterly dividends and the maximum offering price (NAV for Advisor Class) per share on
10/31/22.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The ICE BofA All Alternatives U.S. Convertibles Index comprises domestic securities of all quality grades that are convertible into U.S. dollar-denomi-
nated common stock, ADRs or cash equivalents and have a delta (measure of equity sensitivity) that indicates the security likely has a balance between the debt and equity characteristics of the security.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–10/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.1479 $0.2685 $4.9682 $5.3846
C – $0.2685 $4.9682 $5.2367
R6 $0.2317 $0.2685 $4.9682 $5.4684
Advisor $0.2080 $0.2685 $4.9682 $5.4447
Total Annual Operating Expenses
8
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Convertible Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $949.10 $4.08 $1,021.01 $4.24 0.83%
C $1,000 $945.90 $7.76 $1,017.24 $8.04 1.58%
R6 $1,000 $951.30 $2.33 $1,022.81 $2.42 0.47%
Advisor $1,000 $950.30 $2.86 $1,022.27 $2.96 0.58%

franklintempleton.com
Annual Report
Franklin Equity Income Fund
This annual report for Franklin Equity Income Fund covers
the fiscal year ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return by emphasizing
high current income and long-term capital appreciation,
consistent with reasonable risk, by normally investing at least
80% of its net assets in equity securities, including securities convertible into common stocks. The Fund generally invests
predominantly in common stocks, and the remainder of
its assets in other equity-related instruments such as
convertible securities and equity-linked notes (ELNs) and
may also invest in foreign securities.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -7.84% cumulative total return. In comparison, the
Fund’s primary benchmark, the Russell 1000
®
Value Index,
which measures performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates, posted a -7.00% cumulative
total return.
1
The Fund’s secondary benchmark, the
Standard & Poor's
®
500 Index (S&P 500
®
), which is designed
to measure total U.S. equity market performance, posted
a -14.61% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a broadly diversified portfolio of equity securities that we consider to be financially strong, with
a focus on blue chip companies. We apply a bottom-up
approach to investing in individual securities. We will assess the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, cash flow
potential and balance sheet strength. We also consider
a company’s price/earnings ratio, return on capital, profit
margins and asset value. We consider dividend yield and
the opportunity for dividend growth in selecting stocks for
the Fund because we believe that, over time, dividend
income can contribute significantly to total return and can
be a more consistent source of investment return than
capital appreciation. We seek to take advantage of price
dislocations that result from the market’s short-term focus
and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
Franklin Equity Income Fund fared roughly in line with its
index during the one-year period but ended the year with
negative returns. Absolute performance was hindered most
by the financials sector, which finished the year as the
portfolio’s second largest sector allocation. Banks, capital markets and diversified financial services industries were
pressured by rising global economic uncertainties, increasing inflation, and a decline in capital markets activity. Leading detractors included JPMorgan Chase, Bank of America and
Portfolio Composition
10/31/22
% of Total
Net Assets
Oil, Gas & Consumable Fuels 10.2%
Capital Markets 7.4%
Banks 7.3%
Electric Utilities 6.3%
Pharmaceuticals 5.9%
Health Care Equipment & Supplies 4.9%
Health Care Providers & Services 4.4%
Beverages 4.1%
Aerospace & Defense 3.9%
Life Sciences Tools & Services 3.4%
Software 2.9%
Multiline Retail 2.9%
Semiconductors & Semiconductor Equipment 2.8%
Electrical Equipment 2.7%
Other* 27.2%
Short-Term Investments & Other Net Assets 3.7%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not include any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 41 .

Franklin Equity Income Fund

franklintempleton.com
Annual Report
KKR Group. In the consumer discretionary sector, Target
was a leading detractor from standalone returns. Rising
costs, supply-chain bottlenecks and a shift in consumer
purchasing patterns were headwinds for the big-box retailer.
In contrast, the energy sector was the top contributor to
absolute Fund performance over the period. Fund holdings
in energy companies Chevron, EOG Resources and Suncor
Energy have benefited from strong demand, high oil prices
and improving cash flows. Top individual contributors outside of the energy sector were UnitedHealth Group (UNH) and
Johnson & Johnson (JNJ) in the health care sector, the
Fund’s largest sector allocation. Increasing demand for
health services and effective cost management have been
drivers for UNH, while JNJ has been seeing attractive results from its profitable and faster growing pharmaceuticals
and medical devices segments. JNJ’s announcement of
a business restructuring has also been well received by
investors. In contrast, shares of Medtronic were pressured
by challenges related to manufacturing, labor shortages,
supply cost inflation and foreign exchange headwinds. The
Fund team continues to find attractive opportunities to invest in high-quality companies across sectors that it believes can drive total return and generate income. During the period,
the Fund initiated several new positions and added to others that the team believe will drive outperformance over the long term.
Thank you for your continued participation in Franklin
Equity Income Fund. We look forward to serving your future
investment needs.
Matthew D. Quinlan
Lead Portfolio Manager
Alan E. Muschott, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Johnson & Johnson 3.8%
Pharmaceuticals, United States
JPMorgan Chase & Co. 3.7%
Banks, United States
Chevron Corp. 3.5%
Oil, Gas & Consumable Fuels, United States
Morgan Stanley 3.3%
Capital Markets, United States
Raytheon Technologies Corp. 3.0%
Aerospace & Defense, United States
Bank of America Corp. 2.9%
Banks, United States
Procter & Gamble Co. (The) 2.7%
Household Products, United States
PepsiCo, Inc. 2.5%
Beverages, United States
Medtronic plc 2.4%
Health Care Equipment & Supplies, United
States
Duke Energy Corp. 2.4%
Electric Utilities, United States

Performance Summary as of October 31, 2022
Franklin Equity Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -7.84% -12.91%
5-Year +48.18% +6.96%
10-Year +163.38% +9.55%
Advisor
1-Year -7.62% -7.62%
5-Year +50.04% +8.45%
10-Year +170.19% +10.45%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 2.40% 1.72% 1.71%
Advisor 2.79% 2.06% 2.05%
See page 16 for Performance Summary footnotes.

Franklin Equity Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 16 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/12–10/31/22)
Advisor Class
(10/31/12–10/31/22)

Franklin Equity Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price. The Fund’s investment in foreign securities also involves special risks, including currency fluctuations and economic as well as political uncertainty. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
10/31/22.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The Russell 1000
®
Value Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth rates. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–10/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.6331 $0.0684 $1.5989 $2.3004
C $0.4045 $0.0684 $1.5989 $2.0718
R $0.5574 $0.0684 $1.5989 $2.2247
R6 $0.7355 $0.0684 $1.5989 $2.4028
Advisor $0.7089 $0.0684 $1.5989 $2.3762
Total Annual Operating Expenses
8
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Equity Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $977.50 $4.07 $1,021.09 $4.16 0.82%
C $1,000 $973.70 $7.79 $1,017.31 $7.96 1.57%
R $1,000 $976.20 $5.31 $1,019.83 $5.43 1.07%
R6 $1,000 $978.90 $2.38 $1,022.80 $2.44 0.48%
Advisor $1,000 $978.50 $2.82 $1,022.35 $2.88 0.57%

franklintempleton.com
Annual Report
Franklin Managed Income Fund
This annual report for Franklin Managed Income Fund
covers the fiscal year ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income to support monthly
distributions, while maintaining the prospects for capital
appreciation by investing, under normal market conditions,
in a diversified portfolio of stocks (substantially dividend paying) and debt securities. The Fund normally invests at
least 25% of its total assets in debt securities, including
bonds, notes, debentures and money market securities, and
at least 25% of its total assets in equity securities, primarily common and preferred stock.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a cumulative total return of -8.52%. In comparison,
the Fund’s new primary and former secondary benchmark,
the Bloomberg U.S. Aggregate Bond Index, which measures
the performance of the investment-grade, U.S. dollar-
denominated, fixed-rate taxable bond market, posted a
-15.68% cumulative total return.
1
The Fund’s new second
and former third benchmark, the blended 50% MSCI USA
High Dividend Yield Index, 25% ICE BofA U.S. Corporate
& High Yield Index and 25% Bloomberg U.S. Aggregate
Bond Index (Blended Benchmark), which is a combination of
leading stock and bond indexes, posted a -9.44% cumulative
total return.
2
The MSCI USA High Dividend Yield Index is
designed to reflect the performance of equities in the MSCI
USA Index (excluding REITs) with higher dividend income
and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Index is
designed to measure the performance of the large- and mid-
capitalization segments of the U.S. Market. The ICE BofA
U.S. Corporate & High Yield Index tracks the performance
of U.S. dollar-denominated investment-grade corporate
debt publicly issued in the U.S. domestic market, and below
investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market
and includes issues with a credit rating of BBB or below,
as rated by credit rating agencies Moody’s and Standard &
Poor’s. The Fund’s new third and former primary benchmark,
the Standard & Poor’s
®
500 Index (S&P 500
®
), which is
designed to measure total U.S. equity market performance,
posted a -14.61% cumulative total return.
1
You can find the
Fund’s long-term performance data in the Performance
Summary beginning on page 21 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We apply a bottom-up approach to investing in individual
securities. We will assess the market price of a company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. We also
consider a company’s price/earnings ratio, profit margins and liquidation value. In determining an optimal mix of equity and fixed income investments for the Fund, we assess changing
economic, market and industry conditions.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds issued in the U.S.
and other countries, as well as common stocks of companies
in any market capitalization range and convertible securities.
The Fund seeks capital appreciation by investing in equity
securities and convertible securities of companies from a
variety of industries. The Fund also invests in equity-linked notes, which are hybrid derivative-type instruments designed to combine the characteristics of one or more securities
(usually a single stock, a stock index or a basket of stocks)
and a related equity derivative. We may, from time to time,
use for various purposes equity-related derivatives, including call and put options and futures on equity securities and
Portfolio Composition
10/31/22
% of Total Net
Assets
Common Stocks 38.7%
Corporate Bonds 37.9%
Equity-Linked Securities 9.4%
U.S. Government and Agency Securities 5.7%
Convertible Preferred Stocks 4.6%
Management Investment Companies 2.6%
Other 0.4%
Short-Term Investments & Other Net Assets 0.7%
1. Source: Morningstar.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
50
.

Franklin Managed Income Fund

franklintempleton.com
Annual Report
equity indexes, options on equity index futures, as well
as interest-rate, currency and credit-related derivatives.
These purposes include enhancing Fund returns, increasing
liquidity, gaining exposure to securities or markets in more efficient or less expensive ways and/or hedging risks.
Manager’s Discussion
The Fund generated negative returns during the period
with weak performance from both equity and fixed income
holdings. Overweight Fund exposure to the equity sector
over the period helped support absolute performance as the
equity holdings outperformed fixed income returns during
the period. Relative to the Fund’s blended benchmark, the
underweight allocation to credit broadly and interest-rate
sensitive assets led to strong fixed income performance
relative to the blended benchmark.
The Fund entered the period with an equity weighting of
over two thirds with the remainder in fixed income and a
small percentage in cash equivalents. The Fund saw a
considerable shift in asset allocation by period-end with its equity weighting ending the period at just over half and the remainder in fixed income exposure and a marginal position
in cash equivalents.
Dividend stocks, particularly value-oriented sectors,
outperformed growth-oriented sectors during the period
under review. The equity component of the Fund’s blended
benchmark declined, with the MSCI USA High Dividend Yield
Index posting negative returns for the 12-month period. The
Fund’s equity positions underperformed the equity portion
of the Fund’s blended benchmark. After strong performance
through the end of 2021, corporate credit spreads widened
materially during 2022 as inflationary concerns, central
bank tightening expectations, and geopolitical risks weighed on risk markets. In addition to widening credit spreads,
interest rates broadly increased, which weighed on the more
duration sensitive portions of the Fund’s benchmark. Fixed
income returns for the Fund outperformed the fixed income
portion of the Fund’s blended benchmark. The Bloomberg
U.S. Aggregate Bond Index posted negative returns, while
the ICE BofA U.S. Corporate & High Yield Index also posted
negative returns during the period.
Fixed Income
Fixed Income holdings posted negative returns during the
period with outperformance relative to the Fund’s blended
fixed income benchmark. As an asset class, fixed income
underperformed the equity asset class, which benefited
the Fund given its overweight allocation to equities relative to the Fund’s blended benchmark. The Fund’s duration
positioning at the front end of the yield curve in the face
of rising interest rates during the period was a key source
driving the outperformance relative to the Fund’s benchmark.
Additionally, while corporate credit spreads widened during
the period under review, the Fund had an underweight
posture to corporate credit at the start of the period, which contributed to the outperformance relative to the Fund’s
benchmark as well. The Fund took advantage of the rate and
spread driven selloff in credit to increase our exposure to the asset class during the period under review, particularly within the Fund’s allocation to corporate credit.
Every corporate credit sector generated negative absolute
returns during the period under review. Relative to the
Fund’s blended benchmark, health care and materials
were the only detractors while financials and utilities were the leading positive contributors. Our holdings in U.S.
Treasuries and Agency mortgage-backed securities were
absolute detractors during the period, but these positions
were shorter in duration and much smaller in size relative
to the benchmark, so these sectors were also large positive
contributors relative to the Fund’s blended benchmark.
The largest contributors to performance were found in the
energy and utilities sectors, with bonds of refiner Calumet
Specialty Products Partners and electric utility Dominion
Energy producing strong returns.
In terms of fixed income detractors, high-yield hospital
provider CHS/Community Health Systems and specialty
pharmaceutical company Bausch Health generated negative
returns. U.S. Treasury holdings were also an absolute
detractor during the period, as described above.
Equity
Equity holdings decreased over the period. As an asset-
class, equities outperformed fixed income during the period.
The Fund actively trimmed its equity overweight during the
period under review.
Top Five Fixed Income Holdings
10/31/22
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 3.2%
Diversified Financial Services , United States
U.S. Treasury Bonds 2.5%
Diversified Financial Services , United States
CHS/Community Health Systems, Inc. 1.2%
Health Care Providers & Services , United States
Bank of America Corp. 0.8%
Banks , United States
Boeing Co. (The) 0.7%
Aerospace & Defense , United States

Franklin Managed Income Fund

franklintempleton.com
Annual Report
Energy, utilities, health care and consumer staples holdings were positive absolute contributors during the period, with
financials, information technology (IT), communication
services and consumer discretionary being the largest
detractors from performance. Energy returns were led by
strong returns from Chevron and Exxon Mobil during the
period. Utility returns were led by Sempra Energy, American
Electric Power and DTE Energy. Top performers in the Fund
outside of energy and utilities were pharmaceutical peers
Bristol-Myers Squibb, AbbVie, Pfizer and Merck.
At the individual security level, the largest detractors from performance during the period came from equity holdings
of financial peers JPMorgan Chase and Bank of America.
Outside of these financial holdings, IT company Workday
and consumer discretionary company Amazon.com were
notable detractors.
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions and/or to
initiate and add to positions which generated gains during
the period under review.
Thank you for your continued participation in Franklin
Managed Income Fund. We look forward to serving your
future investment needs.
Edward D. Perks, CFA
Co-Lead Portfolio Manager
Brendan Circle, CFA
Co-Lead Portfolio Manager
Todd Brighton, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top Five Equity Holdings
10/31/22
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 2.7%
Banks , United States
Chevron Corp. 2.2%
Oil, Gas & Consumable Fuels, United States
Bank of America Corp. 1.7%
Banks, United States
Honeywell International, Inc. 1.7%
Industrial Conglomerates , United States
Raytheon Technologies Corp. 1.6%
Aerospace & Defense , United States

Performance Summary as of October 31, 2022
Franklin Managed Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -8.52% -13.52%
5-Year +26.54% +3.64%
10-Year +81.96% +5.57%
Advisor
1-Year -8.31% -8.31%
5-Year +28.10% +5.08%
10-Year +86.78% +6.45%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.10% 3.51% 3.50%
Advisor 4.63% 3.96% 3.95%
See page 24 for Performance Summary footnotes.

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/12–10/31/22)

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Advisor Class
(10/31/12–10/31/22)

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
The Fund is not guaranteed to achieve its investment goal of making monthly distributions, while maintaining prospects for capital appreciation nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital, which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that they realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/22.
Net Asset Value
Share Class (Symbol) 10/31/22 10/31/21 Change
A (FBLAX) $11.73 $13.83 -$2.10
C (FBMCX) $11.61 $13.68 -$2.07
R (FBFQX) $11.77 $13.88 -$2.11
R6 (FBFRX) $11.77 $13.88 -$2.11
Advisor (FBFZX) $11.76 $13.87 -$2.11
Distributions
(11/1/21–10/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.5032 $0.0657 $0.4235 $0.9924
C $0.3986 $0.0657 $0.4235 $0.8878
R $0.4710 $0.0657 $0.4235 $0.9602
R6 $0.5494 $0.0657 $0.4235 $1.0386
Advisor $0.5386 $0.0657 $0.4235 $1.0278
Total Annual Operating Expenses
8
Share Class
A 0.93%
Advisor 0.68%

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency). The Blended Benchmark (50% MSCI USA High Dividend
Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Bond Index) is a combination of leading stock and bond indexes. The
MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large- and mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The ICE BofA U.S. Corporate & High Yield Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, and below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by credit rating agencies Moody's and S&P. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin Managed Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1 ,000 $951.60 $4.44 $1,020.66 $4.59 0.90%
C $1,000 $949.30 $8.11 $1,016.89 $8.39 1.65%
R $1,000 $951.30 $5.67 $1,019.40 $5.87 1.15%
R6 $1,000 $953.70 $2.86 $1,022.28 $2.96 0.58%
Advisor $1,000 $953.20 $3.21 $1,021.92 $3.32 0.65%

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
o
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.15 $27.11 $22.13 $20.65 $20.68
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.19 0.22 0.21 0.16
Net realized and unrealized gains (losses) ........... (5.47) 7.01 6.67 2.47 1.35
Total from investment operations .................... (5.33) 7.20 6.89 2.68 1.51
Less distributions from:
Net investment income .......................... (0.15) (0.23) (0.30) (0.45) (0.49)
Net realized gains ............................. (5.24) (2.93) (1.61) (0.75) (1.05)
Total distributions ............................... (5.39) (3.16) (1.91) (1.20) (1.54)
Net asset value, end of year ....................... $20.43 $31.15 $27.11 $22.13 $20.65
Total return
c
................................... (19.94)% 27.98% 33.49% 13.84% 7.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.83% 0.83% 0.85% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.83%
e
0.82% 0.83%
e
0.83% 0.84%
Net investment income ........................... 0.61% 0.64% 0.96% 0.97% 0.76%
Supplemental data
Net assets, end of year (000’s) ..................... $1,067,202 $1,621,832 $1,385,821 $1,169,928 $1,153,875
Portfolio turnover rate ............................ 6.64% 32.67% 32.46% 26.83% 35.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.53 $26.66 $21.77 $20.31 $20.37
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.03) (0.03) 0.05 0.04 (—)
c
Net realized and unrealized gains (losses) ........... (5.34) 6.89 6.56 2.45 1.33
Total from investment operations .................... (5.37) 6.86 6.61 2.49 1.33
Less distributions from:
Net investment income .......................... — (0.06) (0.11) (0.28) (0.34)
Net realized gains ............................. (5.24) (2.93) (1.61) (0.75) (1.05)
Total distributions ............................... (5.24) (2.99) (1.72) (1.03) (1.39)
Net asset value, end of year ....................... $19.92 $30.53 $26.66 $21.77 $20.31
Total return
d
................................... (20.53)% 27.04% 32.48% 13.03% 6.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.58% 1.57% 1.59% 1.60% 1.61%
Expenses net of waiver and payments by affiliates
e
...... 1.57% 1.57%
f
1.58% 1.58% 1.59%
Net investment income (loss) ...................... (0.15)% (0.10)% 0.21% 0.22% 0.01%
Supplemental data
Net assets, end of year (000’s) ..................... $100,936 $198,611 $233,295 $256,075 $299,716
Portfolio turnover rate ............................ 6.64% 32.67% 32.46% 26.83% 35.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.39 $27.29 $22.28 $20.78 $20.79
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.29 0.31 0.28 0.24
Net realized and unrealized gains (losses) ........... (5.52) 7.07 6.69 2.50 1.36
Total from investment operations .................... (5.30) 7.36 7.00 2.78 1.60
Less distributions from:
Net investment income .......................... (0.23) (0.33) (0.38) (0.53) (0.56)
Net realized gains ............................. (5.24) (2.93) (1.61) (0.75) (1.05)
Total distributions ............................... (5.47) (3.26) (1.99) (1.28) (1.61)
Net asset value, end of year ....................... $20.62 $31.39 $27.29 $22.28 $20.78
Total return .................................... (19.65)% 28.43% 33.89% 14.26% 8.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.53% 0.55% 0.54% 0.55%
Expenses net of waiver and payments by affiliates
c
...... 0.48% 0.50% 0.50% 0.49% 0.49%
Net investment income ........................... 0.95% 0.97% 1.30% 1.31% 1.11%
Supplemental data
Net assets, end of year (000’s) ..................... $95,418 $127,846 $113,642 $51,791 $57,824
Portfolio turnover rate ............................ 6.64% 32.67% 32.46% 26.83% 35.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.16 $27.11 $22.14 $20.65 $20.68
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.26 0.28 0.26 0.21
Net realized and unrealized gains (losses) ........... (5.48) 7.03 6.66 2.49 1.35
Total from investment operations .................... (5.28) 7.29 6.94 2.75 1.56
Less distributions from:
Net investment income .......................... (0.21) (0.31) (0.36) (0.51) (0.54)
Net realized gains ............................. (5.24) (2.93) (1.61) (0.75) (1.05)
Total distributions ............................... (5.45) (3.24) (1.97) (1.26) (1.59)
Net asset value, end of year ....................... $20.43 $31.16 $27.11 $22.14 $20.65
Total return .................................... (19.75)% 28.34% 33.80% 14.18% 7.91%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.58% 0.60% 0.61%
Expenses net of waiver and payments by affiliates
c
...... 0.58%
d
0.57% 0.58%
d
0.58% 0.59%
Net investment income ........................... 0.85% 0.89% 1.20% 1.22% 1.01%
Supplemental data
Net assets, end of year (000’s) ..................... $1,894,863 $3,355,546 $2,773,524 $2,379,435 $2,189,462
Portfolio turnover rate ............................ 6.64% 32.67% 32.46% 26.83% 35.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Convertible Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 14.3%
Auto Components 1.8%
Aptiv plc, 5.5%, A ..................................... United States 530,000 $ 56,646,400
Capital Markets 1.8%
KKR Group Co., Inc., 6%, C ............................. United States 960,000 58,291,200
Electric Utilities 4.5%
American Electric Power Co., Inc., 6.125% .................. United States 600,000 29,832,000
NextEra Energy, Inc., 5.279% ............................ United States 1,100,000 54,384,000
PG&E Corp., 5.5% .................................... United States 430,000 57,671,600
141,887,600
Life Sciences Tools & Services 0.6%
Danaher Corp., 5%, B .................................. United States 14,045 18,433,922
Machinery 1.0%
RBC Bearings, Inc., 5%, A ............................... United States 250,000 30,580,000
Multi-Utilities 2.7%
DTE Energy Co., 6.25% ................................ United States 800,000 41,096,000
a
NiSource, Inc., 7.75% .................................. United States 450,000 45,886,500
86,982,500
Wireless Telecommunication Services 1.9%
b,c
2020 Cash Mandatory Exchangeable Trust, 144A, 5.25% ....... United States 48,000 59,736,000
b
Total Convertible Preferred Stocks (Cost $395,563,320) ..........................
452,557,622
Principal
Amount
*
Convertible Bonds 84.1%
Biotechnology 6.4%
c
Ascendis Pharma A/S , Senior Note , 144A, 2.25% , 4/01/28 ....... Denmark 32,500,000 31,950,750
Insmed , Inc. , Senior Note , 0.75% , 6/01/28 ...................
United States 46,000,000 36,731,000
Intercept Pharmaceuticals, Inc. , Senior Note , 2% , 5/15/26 .......
United States 21,000,000 15,859,200
Neurocrine Biosciences, Inc. , Senior Note , 2.25% , 5/15/24 ......
United States 44,750,000 68,668,875
PTC Therapeutics, Inc. , Senior Note , 1.5% , 9/15/26 ............
United States 48,000,000 48,024,000
201,233,825
Communications Equipment 2.3%
Viavi Solutions, Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 40,969,000 46,704,660
Senior Note, 1%, 3/01/24 ............................. United States 20,000,000 24,505,000
71,209,660
Energy Equipment & Services 0.9%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 .......
United States 28,000,000 27,896,400
Entertainment 2.1%
iQIYI , Inc. , Senior Note , 2% , 4/01/25 .......................
China 26,000,000 20,930,000
Sea Ltd. , Senior Note , 0.25% , 9/15/26 ......................
Singapore 65,000,000 45,110,000
66,040,000
Equity Real Estate Investment Trusts (REITs) 0.7%
Pebblebrook Hotel Trust , Senior Note , 1.75% , 12/15/26 .........
United States 26,000,000 23,036,000
Food Products 1.2%
c
Post Holdings, Inc. , Senior Note , 144A, 2.5% , 8/15/27 .......... United States 36,000,000 37,584,000

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Health Care Equipment & Supplies 6.4%
Dexcom , Inc. , Senior Note , 0.25% , 11/15/25 .................
United States 79,000,000 $ 87,255,500
Haemonetics Corp. , Senior Note , Zero Cpn ., 3/01/26 ...........
United States 37,500,000 31,125,000
Insulet Corp. , Senior Note , 0.375% , 9/01/26 .................
United States 65,000,000 83,395,000
201,775,500
Health Care Providers & Services 0.9%
Accolade, Inc. , Senior Note , 0.5% , 4/01/26 ..................
United States 19,000,000 14,000,625
Guardant Health, Inc. , Senior Note , Zero Cpn ., 11/15/27 ........
United States 20,000,000 14,238,000
28,238,625
Hotels, Restaurants & Leisure 2.1%
d
Booking Holdings, Inc. , Senior Note , 0.75% , 5/01/25 ........... United States 19,000,000 24,673,967
Vail Resorts, Inc. , Senior Note , Zero Cpn ., 1/01/26 ............
United States 48,000,000 42,720,000
67,393,967
Interactive Media & Services 1.9%
Snap, Inc. ,
Senior Note, Zero Cpn ., 5/01/27 ........................ United States 46,000,000 31,901,000
c
Senior Note, 144A, 0.125%, 3/01/28 ..................... United States 43,000,000 28,444,500
60,345,500
Internet & Direct Marketing Retail 5.9%
Etsy, Inc. , Senior Note , 0.125% , 9/01/27 ....................
United States 80,000,000 69,448,000
Pinduoduo , Inc. , Senior Note , Zero Cpn ., 12/01/25 ............
China 55,000,000 49,500,000
RealReal , Inc. (The) , Senior Note , 1% , 3/01/28 ...............
United States 30,000,000 14,835,000
c
Wayfair, Inc. , Senior Note , 144A, 3.25% , 9/15/27 .............. United States 60,000,000 51,960,000
185,743,000
IT Services 9.5%
Block, Inc. ,
Senior Note, Zero Cpn ., 5/01/26 ........................ United States 39,500,000 31,698,750
Senior Note, 0.25%, 11/01/27 .......................... United States 45,000,000 33,808,196
Cloudflare , Inc. , Senior Note , Zero Cpn ., 8/15/26 ..............
United States 66,200,000 53,588,900
Okta , Inc. , Senior Note , 0.125% , 9/01/25 ....................
United States 73,000,000 61,648,500
c
Repay Holdings Corp. , Senior Note , 144A, Zero Cpn ., 2/01/26 .... United States 19,000,000 13,157,500
Shift4 Payments, Inc. ,
Senior Note, Zero Cpn ., 12/15/25 ....................... United States 36,000,000 32,647,500
Senior Note, 0.5%, 8/01/27 ............................ United States 35,000,000 27,103,125
Wix.com Ltd. ,
Senior Note, Zero Cpn ., 7/01/23 ........................ Israel 34,800,000 34,124,880
Senior Note, Zero Cpn ., 8/15/25 ........................ Israel 15,400,000 12,851,300
300,628,651
Life Sciences Tools & Services 1.0%
d
Illumina, Inc. , Senior Note , Zero Cpn ., 8/15/23 ................ United States 25,750,000 24,966,691
NeoGenomics , Inc. , Senior Note , 0.25% , 1/15/28 .............
United States 9,500,000 5,818,482
30,785,173
Media 5.3%
Cable One, Inc. ,
Senior Note, Zero Cpn ., 3/15/26 ........................ United States 48,750,000 38,073,750
Senior Note, 1.125%, 3/15/28 .......................... United States 36,250,000 26,680,000

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Media (continued)
c
Liberty Broadband Corp. ,
Senior Bond, 144A, 1.25%, 9/30/50 ...................... United States 45,000,000 $ 43,042,500
Senior Bond, 144A, 2.75%, 9/30/50 ...................... United States 34,500,000 33,463,472
Liberty Media Corp. , Senior Note , 1.375% , 10/15/23 ...........
United States 21,200,000 27,242,000
168,501,722
Metals & Mining 2.2%
c
Ivanhoe Mines Ltd. , Senior Note , 144A, 2.5% , 4/15/26 .......... Canada 60,000,000 68,672,352
Pharmaceuticals 3.3%
Jazz Investments I Ltd. ,
Senior Note, 1.5%, 8/15/24 ............................ United States 39,750,000 38,160,000
Senior Note, 2%, 6/15/26 ............................. United States 35,000,000 39,265,625
Revance Therapeutics, Inc. , Senior Note , 1.75% , 2/15/27 .......
United States 27,000,000 26,679,375
104,105,000
Professional Services 1.1%
Upwork , Inc. , 0.25% , 8/15/26 .............................
United States 44,000,000 32,952,025
Real Estate Management & Development 0.9%
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 ...............
United States 31,500,000 29,673,000
Road & Rail 2.5%
Lyft, Inc. , Senior Note , 1.5% , 5/15/25 .......................
United States 61,000,000 53,954,500
Uber Technologies, Inc. , Senior Note , Zero Cpn ., 12/15/25 ......
United States 30,000,000 24,927,345
78,881,845
Semiconductors & Semiconductor Equipment 4.1%
MACOM Technology Solutions Holdings, Inc. , Senior Note , 0.25% ,
3/15/26 ........................................... United States 31,000,000 29,721,250
Silicon Laboratories, Inc. , Senior Note , 0.625% , 6/15/25 ........
United States 60,000,000 68,023,808
c
Wolfspeed , Inc. , Senior Note , 144A, 0.25% , 2/15/28 ........... United States 35,000,000 32,077,500
129,822,558
Software 20.7%
Alteryx , Inc. ,
Senior Note, 0.5%, 8/01/24 ............................ United States 20,000,000 18,175,000
Senior Note, 1%, 8/01/26 ............................. United States 20,000,000 16,200,000
Avalara, Inc. , Senior Note , 0.25% , 8/01/26 ...................
United States 70,000,000 69,825,000
Bill.com Holdings, Inc. ,
Zero Cpn ., 4/01/27 .................................. United States 37,000,000 29,341,000
Senior Note, Zero Cpn ., 12/01/25 ....................... United States 37,500,000 41,756,250
Blackline, Inc. , Senior Note , 0.125% , 8/01/24 .................
United States 9,500,000 9,624,457
c
Confluent, Inc. , Senior Note , 144A, Zero Cpn ., 1/15/27 ......... United States 42,000,000 31,710,000
Coupa Software, Inc. , Senior Note , 0.375% , 6/15/26 ...........
United States 74,000,000 58,904,000
DocuSign, Inc. , Senior Note , Zero Cpn ., 1/15/24 ..............
United States 39,000,000 36,796,500
Envestnet , Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 51,500,000 51,294,000
Senior Note, 0.75%, 8/15/25 ........................... United States 11,500,000 9,832,500
Guidewire Software, Inc. , Senior Note , 1.25% , 3/15/25 .........
United States 44,000,000 39,556,000
HubSpot , Inc. , Senior Note , 0.375% , 6/01/25 .................
United States 37,500,000 46,931,250
Palo Alto Networks, Inc. , Senior Note , 0.75% , 7/01/23 ..........
United States 12,000,000 23,274,000
Q2 Holdings, Inc. , Senior Note , 0.125% , 11/15/25 .............
United States 56,000,000 45,500,000

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Software (continued)
Splunk , Inc. ,
Senior Note, 1.125%, 9/15/25 .......................... United States 22,500,000 $ 20,891,250
Senior Note, 1.125%, 6/15/27 .......................... United States 6,500,000 5,557,500
Workiva , Inc. , Senior Note , 1.125% , 8/15/26 .................
United States 22,000,000 25,850,000
Zendesk , Inc. , Senior Note , 0.625% , 6/15/25 .................
United States 74,000,000 73,408,000
654,426,707
Specialty Retail 2.7%
Burlington Stores, Inc. , Senior Note , 2.25% , 4/15/25 ...........
United States 53,000,000 53,927,500
RH , Senior Note , Zero Cpn ., 9/15/24 .......................
United States 24,000,000 31,896,000
85,823,500
Total Convertible Bonds (Cost $2,890,324,241) ..................................
2,654,769,010
Total Long Term Investments (Cost $3,285,887,561) .............................
3,107,326,632
a
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.0%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 32,225,199 32,225,199
Total Money Market Funds (Cost $32,225,199) ..................................
32,225,199
a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 16,573,000 16,573,000
Principal
Amount
*
Repurchase Agreements 0.2%
h
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 3%,
11/01/22 (Maturity Value $4,144,199)
Collateralized by U.S. Treasury Bill, Discount Note, 1/05/23; and
U.S. Treasury Notes, 0.625% - 2.125%, 5/31/23 - 10/31/24 (valued at $4,226,736) ...................................... 4,143,854 4,143,854
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $20,716,854) ...........................................................
20,716,854
Total Short Term Investments (Cost $52,942,053 ) ................................
52,942,053
a
Total Investments (Cost $3,338,829,614) 100.1% ................................
$3,160,268,685
Other Assets, less Liabilities (0.1)% ...........................................
(1,849,572)
Net Assets 100.0% ...........................................................
$3,158,419,113
See Abbreviations on page 85 .

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 11 regarding holdings of 5% voting securities.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $431,798,574, representing 13.7% of net assets.
d
A portion or all of the security is on loan at October 31, 2022. See Note 1(f).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(f) regarding securities on loan.
h
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $33.10 $24.22 $26.23 $24.86 $25.06
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.44 0.49 0.46 0.42
Net realized and unrealized gains (losses) ........... (2.94) 9.26 (1.11) 2.49 0.58
Total from investment operations .................... (2.45) 9.70 (0.62) 2.95 1.00
Less distributions from:
Net investment income .......................... (0.63) (0.60) (0.63) (0.58) (0.57)
Net realized gains ............................. (1.67) (0.22) (0.76) (1.00) (0.63)
Total distributions ............................... (2.30) (0.82) (1.39) (1.58) (1.20)
Net asset value, end of year ....................... $28.35 $33.10 $24.22 $26.23 $24.86
Total return
c
................................... (7.84)% 40.58% (2.43)% 12.73% 3.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.85% 0.86% 0.86% 0.85%
Expenses net of waiver and payments by affiliates
d
...... 0.82% 0.85%
e
0.85% 0.85% 0.84%
Net investment income ........................... 1.64% 1.47% 1.98% 1.85% 1.66%
Supplemental data
Net assets, end of year (000’s) ..................... $2,841,036 $2,952,462 $1,953,985 $2,017,910 $1,752,181
Portfolio turnover rate ............................ 25.41% 25.49% 26.90% 23.23% 28.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $32.83 $24.03 $26.01 $24.64 $24.86
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.22 0.30 0.28 0.26
Net realized and unrealized gains (losses) ........... (2.91) 9.17 (1.10) 2.47 0.53
Total from investment operations .................... (2.65) 9.39 (0.80) 2.75 0.79
Less distributions from:
Net investment income .......................... (0.40) (0.37) (0.42) (0.38) (0.38)
Net realized gains ............................. (1.67) (0.22) (0.76) (1.00) (0.63)
Total distributions ............................... (2.07) (0.59) (1.18) (1.38) (1.01)
Net asset value, end of year ....................... $28.11 $32.83 $24.03 $26.01 $24.64
Total return
c
................................... (8.53)% 39.51% (3.19)% 11.91% 3.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.58% 1.60% 1.61% 1.61% 1.60%
Expenses net of waiver and payments by affiliates
d
...... 1.57% 1.60%
e
1.60% 1.60% 1.59%
Net investment income ........................... 0.89% 0.73% 1.23% 1.10% 0.91%
Supplemental data
Net assets, end of year (000’s) ..................... $181,548 $202,148 $161,707 $208,734 $204,402
Portfolio turnover rate ............................ 25.41% 25.49% 26.90% 23.23% 28.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $33.12 $24.24 $26.23 $24.85 $25.05
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.36 0.43 0.41 0.36
Net realized and unrealized gains (losses) ........... (2.94) 9.27 (1.10) 2.49 0.58
Total from investment operations .................... (2.52) 9.63 (0.67) 2.90 0.94
Less distributions from:
Net investment income .......................... (0.56) (0.53) (0.56) (0.52) (0.51)
Net realized gains ............................. (1.67) (0.22) (0.76) (1.00) (0.63)
Total distributions ............................... (2.23) (0.75) (1.32) (1.52) (1.14)
Net asset value, end of year ....................... $28.37 $33.12 $24.24 $26.23 $24.85
Total return .................................... (8.07)% 40.22% (2.62)% 12.50% 3.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.09% 1.08% 1.09% 1.08%
Expenses net of waiver and payments by affiliates
c
...... 1.07% 1.09%
d
1.08%
d
1.08% 1.07%
Net investment income ........................... 1.40% 1.22% 1.75% 1.62% 1.43%
Supplemental data
Net assets, end of year (000’s) ..................... $9,580 $9,426 $5,795 $7,284 $6,750
Portfolio turnover rate ............................ 25.41% 25.49% 26.90% 23.23% 28.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $33.17 $24.27 $26.29 $24.91 $25.11
Income from investment operations
a
:
Net investment income
b
......................... 0.59 0.54 0.57 0.54 0.50
Net realized and unrealized gains (losses) ........... (2.95) 9.27 (1.11) 2.50 0.59
Total from investment operations .................... (2.36) 9.81 (0.54) 3.04 1.09
Less distributions from:
Net investment income .......................... (0.74) (0.69) (0.72) (0.66) (0.66)
Net realized gains ............................. (1.67) (0.22) (0.76) (1.00) (0.63)
Total distributions ............................... (2.41) (0.91) (1.48) (1.66) (1.29)
Net asset value, end of year ....................... $28.40 $33.17 $24.27 $26.29 $24.91
Total return .................................... (7.53)% 41.02% (2.07)% 13.12% 4.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.53% 0.52% 0.53% 0.52%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.51% 0.51% 0.51% 0.50%
Net investment income ........................... 1.97% 1.80% 2.32% 2.19% 2.00%
Supplemental data
Net assets, end of year (000’s) ..................... $159,953 $150,328 $97,565 $96,406 $81,171
Portfolio turnover rate ............................ 25.41% 25.49% 26.90% 23.23% 28.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $33.16 $24.26 $26.27 $24.90 $25.10
Income from investment operations
a
:
Net investment income
b
......................... 0.56 0.51 0.55 0.50 0.46
Net realized and unrealized gains (losses) ........... (2.94) 9.28 (1.11) 2.51 0.60
Total from investment operations .................... (2.38) 9.79 (0.56) 3.01 1.06
Less distributions from:
Net investment income .......................... (0.71) (0.67) (0.69) (0.64) (0.63)
Net realized gains ............................. (1.67) (0.22) (0.76) (1.00) (0.63)
Total distributions ............................... (2.38) (0.89) (1.45) (1.64) (1.26)
Net asset value, end of year ....................... $28.40 $33.16 $24.26 $26.27 $24.90
Total return .................................... (7.62)% 40.94% (2.18)% 13.04% 4.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.60% 0.61% 0.61% 0.60%
Expenses net of waiver and payments by affiliates
c
...... 0.57% 0.60%
d
0.60% 0.60% 0.59%
Net investment income ........................... 1.89% 1.70% 2.21% 2.10% 1.91%
Supplemental data
Net assets, end of year (000’s) ..................... $382,893 $378,891 $219,362 $173,739 $109,435
Portfolio turnover rate ............................ 25.41% 25.49% 26.90% 23.23% 28.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Country Shares
a
Value
a a a a a a
Common Stocks 82.1%
Aerospace & Defense 3.9%
L3Harris Technologies, Inc. .............................. United States 85,000 $ 20,949,950
Lockheed Martin Corp. ................................. United States 24,200 11,777,656
Raytheon Technologies Corp. ............................ United States 1,117,500 105,961,350
138,688,956
Air Freight & Logistics 2.4%
United Parcel Service, Inc., B ............................ United States 501,500 84,136,655
Banks 6.7%
Bank of America Corp. ................................. United States 2,260,000 81,450,400
JPMorgan Chase & Co. ................................. United States 1,040,000 130,915,200
Truist Financial Corp. .................................. United States 571,000 25,575,090
237,940,690
Beverages 4.1%
Coca-Cola Co. (The) ................................... United States 977,000 58,473,450
PepsiCo, Inc. ........................................ United States 482,500 87,612,350
146,085,800
Capital Markets 6.3%
Ares Management Corp. ................................ United States 791,000 59,981,530
BlackRock, Inc. ....................................... United States 76,500 49,412,115
Morgan Stanley ....................................... United States 1,420,000 116,681,400
226,075,045
Chemicals 1.6%
BASF SE ........................................... Germany 415,000 18,622,272
Huntsman Corp. ...................................... United States 910,000 24,351,600
Linde plc ............................................ United Kingdom 23,500 6,987,725
Sherwin-Williams Co. (The) .............................. United States 34,500 7,763,535
57,725,132
Commercial Services & Supplies 1.2%
Republic Services, Inc. ................................. United States 337,000 44,692,940
Communications Equipment 1.9%
Cisco Systems, Inc. ................................... United States 1,500,000 68,145,000
Consumer Finance 0.4%
American Express Co. ................................. United States 98,000 14,548,100
Diversified Financial Services 1.6%
Apollo Global Management, Inc. .......................... United States 1,055,500 58,432,480
Diversified Telecommunication Services 0.4%
TELUS Corp. ........................................ Canada 634,000 13,239,357
Electric Utilities 6.3%
Duke Energy Corp. .................................... United States 927,000 86,377,860
Entergy Corp. ........................................ United States 250,000 26,785,000
Evergy, Inc. .......................................... United States 435,000 26,591,550
NextEra Energy, Inc. ................................... United States 992,500 76,918,750
Xcel Energy, Inc. ...................................... United States 135,000 8,789,850
225,463,010
Electrical Equipment 2.0%
Eaton Corp. plc ....................................... United States 360,000 54,025,200

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Emerson Electric Co. .................................. United States 205,000 $ 17,753,000
71,778,200
Equity Real Estate Investment Trusts (REITs) 1.9%
Healthpeak Properties, Inc. .............................. United States 1,200,000 28,476,000
Prologis, Inc. ......................................... United States 245,500 27,189,125
Public Storage ....................................... United States 40,000 12,390,000
68,055,125
Food & Staples Retailing 1.2%
Walmart, Inc. ........................................ United States 300,500 42,770,165
Food Products 0.9%
Mondelez International, Inc., A ............................ United States 502,500 30,893,700
Health Care Equipment & Supplies 2.4%
Medtronic plc ........................................ United States 995,000 86,903,300
Health Care Providers & Services 3.7%
HCA Healthcare, Inc. ................................... United States 269,000 58,499,430
UnitedHealth Group, Inc. ................................ United States 131,500 73,002,225
131,501,655
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp. ..................................... United States 215,500 58,758,230
Household Products 2.7%
Procter & Gamble Co. (The) ............................. United States 710,000 95,615,700
Insurance 0.6%
Arthur J Gallagher & Co. ................................ United States 114,000 21,327,120
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc. ............................ United States 87,000 44,715,390
Machinery 0.7%
Caterpillar, Inc. ....................................... United States 26,000 5,627,960
Illinois Tool Works, Inc. ................................. United States 83,500 17,829,755
23,457,715
Media 0.5%
Comcast Corp., A ..................................... United States 535,000 16,980,900
Multiline Retail 2.2%
Target Corp. ......................................... United States 476,500 78,265,125
Oil, Gas & Consumable Fuels 9.4%
Canadian Natural Resources Ltd. ......................... Canada 385,000 23,076,900
Chevron Corp. ....................................... United States 695,000 125,725,500
EOG Resources, Inc. .................................. United States 413,500 56,451,020
Shell plc, ADR ........................................ Netherlands 1,185,000 65,921,550
Suncor Energy, Inc. .................................... Canada 1,907,000 65,581,730
336,756,700
Pharmaceuticals 5.9%
AstraZeneca plc, ADR .................................. United Kingdom 720,000 42,343,200
Johnson & Johnson ................................... United States 785,000 136,566,450
Pfizer, Inc. ........................................... United States 660,000 30,723,000
209,632,650

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 0.7%
Norfolk Southern Corp. ................................. United States 115,500 $ 26,342,085
Semiconductors & Semiconductor Equipment 2.8%
Broadcom, Inc. ....................................... United States 141,618 66,577,454
Texas Instruments, Inc. ................................. United States 209,500 33,651,985
100,229,439
Software 2.4%
Microsoft Corp. ....................................... United States 17,500 4,062,275
Oracle Corp. ......................................... United States 1,050,000 81,973,500
86,035,775
Specialty Retail 1.7%
Lowe's Cos., Inc. ...................................... United States 181,000 35,285,950
Tractor Supply Co. .................................... United States 115,000 25,273,550
60,559,500
Water Utilities 0.8%
Essential Utilities, Inc. .................................. United States 641,294 28,358,021
Total Common Stocks (Cost $2,080,915,728) ....................................
2,934,109,660
a
Equity-Linked Securities 9.0%
Banks 0.6%
b
BNP Paribas Issuance BV into Bank of America Corp., 144A, 6%,
11/08/22 .......................................... United States 623,500 22,901,915
Chemicals 0.5%
b
Citigroup Global Markets Holdings, Inc. into Huntsman Corp., 144A,
8.75%, 4/21/23 ..................................... United States 618,100 17,117,522
Consumer Finance 0.6%
b
BNP Paribas Issuance BV into American Express Co., 144A, 6.25%,
1/27/23 ........................................... United States 144,000 21,633,569
Electrical Equipment 0.7%
b
Royal Bank of Canada into Eaton Corp. plc, 144A, 6.25%, 9/15/23 United States 169,100 24,864,356
Health Care Providers & Services 0.7%
b
Royal Bank of Canada into HCA Healthcare, Inc., 144A, 7.25%,
8/09/23 ........................................... United States 112,700 23,868,780
Interactive Media & Services 0.6%
b
Credit Suisse AG into Alphabet, Inc., 144A, 6.25%, 9/01/23 ...... United States 230,000 23,204,410
Internet & Direct Marketing Retail 0.8%
b
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc., 144A,
6.25%, 5/12/23 ..................................... United States 13,000 28,150,640
Life Sciences Tools & Services 0.6%
b
Credit Suisse AG into Thermo Fisher Scientific, Inc., 144A, 6%,
8/25/23 ........................................... United States 39,800 21,500,700
Machinery 0.7%
b
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc., 144A,
8.5%, 10/17/23 ..................................... United States 123,500 24,150,026
Multiline Retail 0.7%
b
Credit Suisse AG into Dollar Tree, Inc., 144A, 8.25%, 7/31/23 .... United States 150,500 24,630,224

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a a
Country Shares
a
Value
a a a a a a
a
Equity-Linked Securities
(continued)
Oil, Gas & Consumable Fuels 0.8%
b
Goldman Sachs International Bank into Canadian Natural Resources
Ltd., 144A, 9.5%, 12/30/22 ............................. Canada 555,000 $ 28,019,418
Road & Rail 0.6%
b
Credit Suisse AG into Norfolk Southern Corp., 144A, 6%, 11/18/22 United States 100,200 23,092,774
Software 0.5%
b
Royal Bank of Canada into Microsoft Corp., 144A, 6%, 12/16/22 .. United States 75,500 17,826,866
Specialty Retail 0.6%
b
Citigroup Global Markets Holdings, Inc. into Tractor Supply Co.,
144A, 7.25%, 6/09/23 ................................. United States 102,500 20,831,418
Total Equity-Linked Securities (Cost $354,762,266) ..............................
321,792,618
Convertible Preferred Stocks 5.2%
Capital Markets 1.1%
KKR Group Co., Inc., 6%, C ............................. United States 675,000 40,986,000
Health Care Equipment & Supplies 2.5%
Becton Dickinson and Co., 6%, B ......................... United States 600,000 29,244,000
Boston Scientific Corp., 5.5%, A .......................... United States 545,000 59,971,800
89,215,800
Life Sciences Tools & Services 1.6%
Danaher Corp., 5%, B .................................. United States 43,500 57,093,315
Total Convertible Preferred Stocks (Cost $208,480,787) ..........................
187,295,115
Total Long Term Investments (Cost $2,644,158,781) .............................
3,443,197,393
a
Short Term Investments 3.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 130,310,388 130,310,388
Total Money Market Funds (Cost $130,310,388) .................................
130,310,388
Total Short Term Investments (Cost $130,310,388 ) ...............................
130,310,388
a
Total Investments (Cost $2,774,469,169) 99.9% ..................................
$3,573,507,781
Other Assets, less Liabilities 0.1% .............................................
1,502,891
Net Assets 100.0% ...........................................................
$3,575,010,672
See Abbreviations on page 85 .
a
See Note 1(e) regarding equity-linked securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $321,792,618, representing 9.0% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.83 $11.73 $12.80 $11.89 $12.36
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.30 0.31 0.29 0.27
Net realized and unrealized gains (losses) ........... (1.46) 2.36 (0.44) 1.17 (0.16)
Total from investment operations .................... (1.11) 2.66 (0.13) 1.46 0.11
Less distributions from:
Net investment income .......................... (0.50) (0.47) (0.46) (0.41) (0.38)
Net realized gains ............................. (0.49) (0.09) (0.48) (0.14) (0.20)
Total distributions ............................... (0.99) (0.56) (0.94) (0.55) (0.58)
Net asset value, end of year ....................... $11.73 $13.83 $11.73 $12.80 $11.89
Total return
c
................................... (8.52)% 23.01% (1.06)% 12.64% 0.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.92% 0.93% 0.96% 1.02%
Expenses net of waiver and payments by affiliates
d
...... 0.90% 0.91% 0.91% 0.94% 1.01%
Net investment income ........................... 2.72% 2.27% 2.55% 2.36% 2.22%
Supplemental data
Net assets, end of year (000’s) ..................... $3,102,045 $3,523,379 $2,860,390 $2,966,899 $2,586,246
Portfolio turnover rate ............................ 75.02% 39.64% 64.69% 53.02% 63.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.68 $11.61 $12.67 $11.78 $12.25
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.20 0.22 0.20 0.19
Net realized and unrealized gains (losses) ........... (1.43) 2.34 (0.43) 1.15 (0.17)
Total from investment operations .................... (1.18) 2.54 (0.21) 1.35 0.02
Less distributions from:
Net investment income .......................... (0.40) (0.38) (0.37) (0.32) (0.29)
Net realized gains ............................. (0.49) (0.09) (0.48) (0.14) (0.20)
Total distributions ............................... (0.89) (0.47) (0.85) (0.46) (0.49)
Net asset value, end of year ....................... $11.61 $13.68 $11.61 $12.67 $11.78
Total return
c
................................... (9.15)% 22.07% (1.79)% 11.79% 0.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.66% 1.68% 1.71% 1.76%
Expenses net of waiver and payments by affiliates
d
...... 1.65% 1.65% 1.66% 1.69% 1.75%
Net investment income ........................... 1.94% 1.54% 1.84% 1.61% 1.48%
Supplemental data
Net assets, end of year (000’s) ..................... $168,085 $259,206 $341,521 $491,751 $493,762
Portfolio turnover rate ............................ 75.02% 39.64% 64.69% 53.02% 63.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.88 $11.76 $12.84 $11.92 $12.39
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.27 0.28 0.26 0.26
Net realized and unrealized gains (losses) ........... (1.47) 2.38 (0.45) 1.18 (0.18)
Total from investment operations .................... (1.15) 2.65 (0.17) 1.44 0.08
Less distributions from:
Net investment income .......................... (0.47) (0.44) (0.43) (0.38) (0.35)
Net realized gains ............................. (0.49) (0.09) (0.48) (0.14) (0.20)
Total distributions ............................... (0.96) (0.53) (0.91) (0.52) (0.55)
Net asset value, end of year ....................... $11.77 $13.88 $11.76 $12.84 $11.92
Total return .................................... (8.79)% 22.84% (1.38)% 12.43% 0.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.16% 1.18% 1.21% 1.27%
Expenses net of waiver and payments by affiliates
c
...... 1.15% 1.15% 1.16% 1.19% 1.26%
Net investment income ........................... 2.47% 2.03% 2.33% 2.11% 1.97%
Supplemental data
Net assets, end of year (000’s) ..................... $2,976 $3,435 $3,093 $4,081 $3,371
Portfolio turnover rate ............................ 75.02% 39.64% 64.69% 53.02% 63.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
`
a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.88 $11.76 $12.85 $11.93 $12.39
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.34 0.35 0.33 0.31
Net realized and unrealized gains (losses) ........... (1.46) 2.39 (0.45) 1.18 (0.14)
Total from investment operations .................... (1.07) 2.73 (0.10) 1.51 0.17
Less distributions from:
Net investment income .......................... (0.55) (0.52) (0.51) (0.45) (0.43)
Net realized gains ............................. (0.49) (0.09) (0.48) (0.14) (0.20)
Total distributions ............................... (1.04) (0.61) (0.99) (0.59) (0.63)
Net asset value, end of year ....................... $11.77 $13.88 $11.76 $12.85 $11.93
Total return .................................... (8.23)% 23.52% (0.86)% 13.14% 1.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.60% 0.60% 0.63% 0.68%
Expenses net of waiver and payments by affiliates
c
...... 0.59% 0.59% 0.58% 0.61% 0.66%
Net investment income ........................... 3.05% 2.59% 2.87% 2.69% 2.56%
Supplemental data
Net assets, end of year (000’s) ..................... $169,511 $184,084 $155,563 $159,877 $138,923
Portfolio turnover rate ............................ 75.02% 39.64% 64.69% 53.02% 63.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.87 $11.76 $12.84 $11.92 $12.39
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.34 0.34 0.32 0.30
Net realized and unrealized gains (losses) ........... (1.46) 2.37 (0.44) 1.18 (0.16)
Total from investment operations .................... (1.08) 2.71 (0.10) 1.50 0.14
Less distributions from:
Net investment income .......................... (0.54) (0.51) (0.50) (0.44) (0.41)
Net realized gains ............................. (0.49) (0.09) (0.48) (0.14) (0.20)
Total distributions ............................... (1.03) (0.60) (0.98) (0.58) (0.61)
Net asset value, end of year ....................... $11.76 $13.87 $11.76 $12.84 $11.92
Total return .................................... (8.31)% 23.34% (0.86)% 12.96% 1.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.67% 0.68% 0.71% 0.77%
Expenses net of waiver and payments by affiliates
c
...... 0.65% 0.66% 0.66% 0.69% 0.76%
Net investment income ........................... 2.98% 2.52% 2.79% 2.61% 2.47%
Supplemental data
Net assets, end of year (000’s) ..................... $203,346 $228,617 $166,947 $180,882 $124,265
Portfolio turnover rate ............................ 75.02% 39.64% 64.69% 53.02% 63.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Managed Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Country Shares
a
Value
a a a a a a
Common Stocks 38.7%
Aerospace & Defense 2.6%
Lockheed Martin Corp. ................................. United States 75,000 $ 36,501,000
Raytheon Technologies Corp. ............................ United States 600,000 56,892,000
93,393,000
Air Freight & Logistics 0.8%
United Parcel Service, Inc., B ............................ United States 175,000 29,359,750
Banks 5.2%
Bank of America Corp. ................................. United States 1,700,000 61,268,000
Citigroup, Inc. ........................................ United States 350,000 16,051,000
JPMorgan Chase & Co. ................................. United States 500,000 62,940,000
Truist Financial Corp. .................................. United States 500,000 22,395,000
US Bancorp ......................................... United States 650,000 27,592,500
190,246,500
Beverages 2.1%
Coca-Cola Co. (The) ................................... United States 500,000 29,925,000
PepsiCo, Inc. ........................................ United States 250,000 45,395,000
75,320,000
Biotechnology 0.8%
AbbVie, Inc. ......................................... United States 200,000 29,280,000
Capital Markets 1.3%
Morgan Stanley ....................................... United States 600,000 49,302,000
Chemicals 0.6%
Linde plc ............................................ United Kingdom 75,000 22,301,250
Diversified Telecommunication Services 1.3%
Deutsche Telekom AG .................................. Germany 1,200,000 22,651,744
Verizon Communications, Inc. ............................ United States 700,000 26,159,000
48,810,744
Electric Utilities 2.5%
American Electric Power Co., Inc. ......................... United States 160,000 14,067,200
Duke Energy Corp. .................................... United States 250,000 23,295,000
Edison International ................................... United States 350,000 21,014,000
Southern Co. (The) .................................... United States 500,000 32,740,000
91,116,200
Entertainment 0.5%
a
Walt Disney Co. (The) .................................. United States 171,226 18,242,418
Health Care Providers & Services 1.2%
Quest Diagnostics, Inc. ................................. United States 300,000 43,095,000
Household Products 1.3%
Procter & Gamble Co. (The) ............................. United States 350,000 47,134,500
Industrial Conglomerates 1.7%
Honeywell International, Inc. ............................. United States 300,000 61,206,000
Insurance 0.5%
Travelers Cos., Inc. (The) ............................... United States 100,000 18,446,000
Metals & Mining 0.6%
b
Rio Tinto plc, ADR ..................................... Australia 400,000 21,340,000
Multiline Retail 0.4%
Target Corp. ......................................... United States 100,000 16,425,000
Multi-Utilities 1.8%
Dominion Energy, Inc. .................................. United States 500,000 34,985,000

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
DTE Energy Co. ...................................... United States 100,000 $ 11,211,000
Sempra Energy ....................................... United States 125,000 18,867,500
65,063,500
Oil, Gas & Consumable Fuels 3.8%
Chevron Corp. ....................................... United States 450,000 81,405,000
Exxon Mobil Corp. ..................................... United States 500,000 55,405,000
136,810,000
Pharmaceuticals 3.7%
AstraZeneca plc, ADR .................................. United Kingdom 550,000 32,345,500
Bristol-Myers Squibb Co. ................................ United States 250,000 19,367,500
Johnson & Johnson ................................... United States 150,000 26,095,500
Merck & Co., Inc. ..................................... United States 275,000 27,830,000
Pfizer, Inc. ........................................... United States 600,000 27,930,000
133,568,500
Road & Rail 0.5%
Union Pacific Corp. .................................... United States 100,000 19,714,000
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc. ....................................... United States 112,297 52,793,066
Texas Instruments, Inc. ................................. United States 350,000 56,220,500
109,013,566
Specialty Retail 1.2%
Home Depot, Inc. (The) ................................. United States 150,000 44,419,500
Tobacco 1.3%
Philip Morris International, Inc. ........................... United States 500,000 45,925,000
Total Common Stocks (Cost $1,102,813,320) ....................................
1,409,532,428
Management Investment Companies 2.6%
Capital Markets 2.6%
BlackRock Credit Allocation Income Trust ................... United States 250,000 2,462,500
c
Franklin FTSE United Kingdom ETF ....................... United States 1,250,000 26,243,750
c
Franklin Systematic Style Premia ETF ...................... United States 1,175,000 25,286,000
b,c
Franklin U.S. Low Volatility ETF ........................... United States 860,000 39,259,172
c
Western Asset Diversified Income Fund ..................... United States 250,000 3,105,000
96,356,422
Total Management Investment Companies (Cost $96,018,675) ....................
96,356,422
d
Equity-Linked Securities 9.4%
Aerospace & Defense 0.6%
e
Citigroup Global Markets Holdings, Inc. into Northrop Grumman
Corp., 144A, 7.5%, 10/06/23 ........................... United States 45,000 22,750,590
Automobiles 0.7%
e
Citigroup Global Markets Holdings, Inc. into Ford Motor Co., 144A,
12.5%, 1/12/23 ..................................... United States 1,755,000 24,324,909
Banks 0.9%
e
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 275,000 34,265,087
Biotechnology 0.6%
e
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 2/23/23 ... United States 145,000 21,223,558

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Chemicals 0.8%
e
Credit Suisse AG into Air Products and Chemicals, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 110,000 $ 27,244,197
Communications Equipment 0.5%
e
Barclays Bank plc into Cisco Systems, Inc., 144A, 7.5%, 3/10/23 .. United States 400,000 18,733,974
Health Care Providers & Services 0.9%
e
Royal Bank of Canada into CVS Health Corp., 144A, 8%, 12/16/22 United States 350,000 32,986,987
Internet & Direct Marketing Retail 1.0%
e
Credit Suisse AG into Amazon.com, Inc., 144A, 10%, 6/30/23 .... United States 349,100 38,113,575
Media 0.5%
e
BNP Paribas Issuance BV into Comcast Corp., 144A, 8.5%, 8/10/23 United States 100,000 3,411,432
e
Societe Generale SA into Comcast Corp., 144A, 8%, 4/17/23 .... United States 425,000 13,970,215
17,381,647
Semiconductors & Semiconductor Equipment 1.7%
e
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 6/26/23 ....................................... United States 629,300 40,333,282
e
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%, 5/19/23 United States 145,000 21,556,660
61,889,942
Software 1.2%
e
Mizuho Markets Cayman LP into Workday, Inc., 144A, 10%, 8/03/23 United States 289,000 43,334,784
Total Equity-Linked Securities (Cost $368,595,455) ..............................
342,249,250
Convertible Preferred Stocks 4.6%
Electric Utilities 1.6%
American Electric Power Co., Inc., 6.125% .................. United States 200,000 9,944,000
NextEra Energy, Inc., 5.279% ............................ United States 1,000,000 49,440,000
59,384,000
Health Care Equipment & Supplies 0.8%
Boston Scientific Corp., 5.5%, A .......................... United States 250,000 27,510,000
Life Sciences Tools & Services 0.7%
Danaher Corp., 5%, B .................................. United States 20,000 26,249,800
Machinery 0.4%
RBC Bearings, Inc., 5%, A ............................... United States 125,000 15,290,000
Multi-Utilities 1.1%
DTE Energy Co., 6.25% ................................ United States 750,000 38,527,500
Total Convertible Preferred Stocks (Cost $141,106,420) ..........................
166,961,300
Principal
Amount
*
Corporate Bonds 37.9%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 15,000,000 12,511,784
Senior Note, 2.196%, 2/04/26 .......................... United States 5,000,000 4,422,111
Senior Note, 5.15%, 5/01/30 ........................... United States 10,000,000 9,249,452
Huntington Ingalls Industries, Inc. , Senior Note , 3.483% , 12/01/27 .
United States 10,000,000 8,934,647
35,117,994

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Airlines 0.1%
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 5,000,000 $ 4,654,760
Auto Components 0.4%
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 5%, 7/15/29 ............................. United States 10,000,000 8,697,700
Senior Note, 5.25%, 7/15/31 ........................... United States 7,500,000 6,364,500
15,062,200
Automobiles 0.6%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 .................
United States 10,000,000 9,168,750
General Motors Co. , Senior Bond , 5.6% , 10/15/32 .............
United States 15,000,000 13,631,050
22,799,800
Banks 3.0%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 25,000,000 22,086,682
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 10,000,000 9,168,233
Barclays plc ,
Senior Bond, 3.65%, 3/16/25 ........................... United Kingdom 15,000,000 13,942,464
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 10,000,000 8,891,432
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 20,000,000 18,025,399
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 10,000,000 10,057,188
Truist Bank , Sub. Bond , 2.636% to 9/16/24, FRN thereafter , 9/17/29
United States 10,000,000 9,260,952
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 .......................................... United States 10,000,000 9,975,078
Wells Fargo & Co. , Senior Bond , 4.478% to 4/03/30, FRN thereafter ,
4/04/31 ........................................... United States 10,000,000 9,058,667
110,466,095
Biotechnology 0.8%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 10,000,000 8,748,798
e
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 10,000,000 6,009,850
e
Grifols Escrow Issuer SA , Senior Note , 144A, 4.75% , 10/15/28 ... Spain 20,000,000 15,651,500
30,410,148
Capital Markets 1.5%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 11/16/26 ........................... United States 15,000,000 13,767,854
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 10,000,000 7,582,918
Morgan Stanley ,
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 15,000,000 11,308,264
Sub. Bond, 4.35%, 9/08/26 ............................ United States 15,000,000 14,295,398
Owl Rock Capital Corp. , Senior Note , 3.4% , 7/15/26 ...........
United States 10,000,000 8,528,885
55,483,319

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 2.3%
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 20,000,000 $ 18,623,008
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 ..............
United States 12,500,000 11,295,349
DuPont de Nemours, Inc. , Senior Note , 4.493% , 11/15/25 .......
United States 20,000,000 19,605,782
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 20,000,000 17,440,216
e
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 10,000,000 7,526,103
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 10,000,000 8,703,000
83,193,458
Communications Equipment 0.3%
e
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 10,000,000 9,348,600
Consumer Finance 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ........................... Ireland 20,000,000 14,483,270
Senior Note, 3.15%, 2/15/24 ........................... Ireland 5,000,000 4,787,346
Senior Note, 2.45%, 10/29/26 .......................... Ireland 5,000,000 4,226,373
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ........................... United States 10,000,000 9,126,458
Sub. Bond, 3.75%, 7/28/26 ............................ United States 10,000,000 9,149,861
Ford Motor Credit Co. LLC , Senior Note , 3.625% , 6/17/31 .......
United States 25,000,000 19,495,000
General Motors Financial Co., Inc. , Senior Note , 4.3% , 4/06/29 ...
United States 20,000,000 17,586,191
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ........
United States 7,500,000 6,170,738
85,025,237
Containers & Packaging 0.6%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
e
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 20,000,000 14,089,800
e
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 10,000,000 9,015,775
23,105,575
Diversified Telecommunication Services 0.9%
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.125% , 5/01/27 ................................ United States 15,000,000 13,922,775
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 ...
United States 20,000,000 18,043,621
31,966,396
Electric Utilities 1.0%
Pacific Gas and Electric Co. ,
Senior Bond, 2.95%, 3/01/26 ........................... United States 10,000,000 8,856,448
Senior Note, 3.15%, 1/01/26 ........................... United States 10,000,000 9,015,686
e
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.7% ,
1/30/27 ........................................... United States 20,000,000 17,899,223
35,771,357
Electronic Equipment, Instruments & Components 0.9%
Flex Ltd. , Senior Bond , 4.875% , 6/15/29 ....................
United States 20,000,000 17,900,723
Jabil, Inc. , Senior Bond , 3% , 1/15/31 .......................
United States 20,000,000 15,572,123
33,472,846
Entertainment 0.5%
e
Warnermedia Holdings, Inc. , Senior Note , 144A, 4.054% , 3/15/29 . United States 20,000,000 17,012,414

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ......................... United States 15,000,000 $ 13,586,742
Senior Bond, 3.8%, 8/15/29 ............................ United States 10,000,000 8,730,855
Crown Castle, Inc. , Senior Bond , 2.5% , 7/15/31 ...............
United States 10,000,000 7,703,582
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 .............
United States 20,000,000 17,766,000
47,787,179
Food Products 1.0%
e
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond, 144A, 3%, 5/15/32 ........................ United States 10,000,000 7,362,583
Senior Note, 144A, 3.625%, 1/15/32 ..................... United States 20,000,000 15,529,100
e
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ........ United States 15,000,000 13,517,775
36,409,458
Health Care Equipment & Supplies 0.8%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 9,700,000 9,026,062
e
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 25,000,000 19,512,750
28,538,812
Health Care Providers & Services 3.5%
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 35,000,000 14,436,450
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 25,000,000 21,611,125
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 8,120,650
Cigna Corp. , Senior Bond , 2.4% , 3/15/30 ...................
United States 15,000,000 12,222,573
CVS Health Corp. , Senior Bond , 3.25% , 8/15/29 ..............
United States 25,000,000 21,706,071
e
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 .............. United States 20,000,000 14,500,200
e
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 20,000,000 13,956,056
e
HCA, Inc. , Senior Bond , 144A, 3.625% , 3/15/32 .............. United States 15,000,000 12,181,373
e
Tenet Healthcare Corp. , Senior Secured Note , 144A, 6.125% ,
6/15/30 ........................................... United States 10,000,000 9,248,200
127,982,698
Hotels, Restaurants & Leisure 1.4%
Expedia Group, Inc. , Senior Bond , 3.8% , 2/15/28 .............
United States 15,000,000 13,350,742
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 10,000,000 9,526,127
e
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 ... United States 10,000,000 9,107,576
b
Starbucks Corp. , Senior Bond , 3% , 2/14/32 .................. United States 10,000,000 8,286,091
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 10,000,000 9,480,150
49,750,686
Household Durables 0.2%
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .......
United States 10,000,000 8,675,167
IT Services 0.5%
Fiserv, Inc. , Senior Bond , 4.2% , 10/01/28 ...................
United States 20,000,000 18,518,473
Machinery 0.2%
CNH Industrial NV , Senior Bond , 3.85% , 11/15/27 .............
United Kingdom 7,500,000 6,795,666
Media 0.3%
e
CSC Holdings LLC , Senior Bond , 144A, 5.375% , 2/01/28 ....... United States 12,500,000 11,550,062

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 1.8%
e
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 10,000,000 $ 8,481,428
b
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ............... Luxembourg 20,000,000 17,692,013
e
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.875% ,
4/15/30 ........................................... Australia 15,000,000 13,492,575
Freeport-McMoRan, Inc. ,
Senior Bond, 4.625%, 8/01/30 .......................... United States 15,000,000 13,279,059
Senior Note, 4.125%, 3/01/28 .......................... United States 5,000,000 4,491,251
e
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 10,000,000 7,704,435
65,140,761
Multi-Utilities 0.4%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 15,000,000 13,536,443
Oil, Gas & Consumable Fuels 1.2%
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 15,000,000 15,610,637
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% ,
11/15/29 .......................................... United States 10,000,000 8,717,820
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ......
United States 10,000,000 10,172,837
Williams Cos., Inc. (The) , Senior Bond , 4.65% , 8/15/32 .........
United States 10,000,000 9,009,234
43,510,528
Paper & Forest Products 0.4%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 15,000,000 12,037,350
Senior Note, 2.5%, 9/15/28 ............................ Brazil 5,000,000 3,988,000
16,025,350
Personal Products 0.5%
e
GSK Consumer Healthcare Capital US LLC , Senior Note , 144A,
3.375% , 3/24/29 ..................................... United States 20,000,000 17,457,463
Pharmaceuticals 2.5%
e
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 5,454,000 5,304,015
e
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 1,917,000 1,107,067
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 10,000,000 8,009,400
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 10,000,000 6,591,706
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 9,690,000 7,509,750
e
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 15,000,000 14,352,125
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 3,091,000 2,810,340
Mylan, Inc. , Senior Note , 4.55% , 4/15/28 ....................
United States 19,000,000 17,040,604
e,f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 15,000,000 11,502,030
Royalty Pharma plc , Senior Note , 2.2% , 9/02/30 ..............
United States 20,000,000 15,183,499
89,410,536
Road & Rail 0.3%
e
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ........ United Kingdom 10,000,000 9,052,935
Semiconductors & Semiconductor Equipment 0.8%
e
Broadcom, Inc. ,
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 20,000,000 16,766,661
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 10,000,000 7,498,718
Microchip Technology, Inc. , Senior Note , 4.25% , 9/01/25 ........
United States 5,000,000 4,773,081
29,038,460

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 1.0%
Oracle Corp. , Senior Bond , 2.875% , 3/25/31 .................
United States 20,000,000 $ 15,781,045
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 25,000,000 21,384,609
37,165,654
Specialty Retail 0.7%
Lowe's Cos., Inc. ,
Senior Bond, 3.75%, 4/01/32 ........................... United States 20,000,000 17,284,607
Senior Note, 1.7%, 10/15/30 ........................... United States 10,000,000 7,550,369
24,834,976
Technology Hardware, Storage & Peripherals 0.6%
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .......................
United States 25,000,000 22,265,579
Tobacco 1.4%
Altria Group, Inc. , Senior Bond , 4.8% , 2/14/29 ................
United States 15,000,000 13,823,686
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 15,000,000 13,070,770
BAT International Finance plc , Senior Note , 4.448% , 3/16/28 .....
United Kingdom 10,000,000 8,865,528
Reynolds American, Inc. , Senior Bond , 4.45% , 6/12/25 .........
United Kingdom 15,000,000 14,486,159
50,246,143
Wireless Telecommunication Services 0.9%
Sprint Corp. , Senior Note , 7.625% , 2/15/25 ..................
United States 10,000,000 10,288,500
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
9/20/29 ........................................... United States 4,687,500 4,622,775
T-Mobile USA, Inc. , Senior Note , 3.75% , 4/15/27 ..............
United States 20,000,000 18,461,746
33,373,021
Total Corporate Bonds (Cost $1,515,864,640) ...................................
1,379,956,249
U.S. Government and Agency Securities 5.7%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 35,000,000 30,203,906
2.875%, 5/15/52 ..................................... United States 50,000,000 38,820,313
3%, 8/15/52 ........................................ United States 27,500,000 22,030,078
U.S. Treasury Notes ,
1.875%, 2/15/32 ..................................... United States 50,000,000 41,585,937
2.875%, 5/15/32 ..................................... United States 70,000,000 63,437,500
2.75%, 8/15/32 ..................................... United States 15,000,000 13,425,000
Total U.S. Government and Agency Securities (Cost $228,662,779) ................
209,502,734
Asset-Backed Securities 0.4%
Airlines 0.4%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 7,903,833 7,638,499
2020-1, B, 4.875%, 7/15/27 ............................ United States 9,144,000 8,498,543
16,137,042
a a a a a a
Total Asset-Backed Securities (Cost $17,047,833) ...............................
16,137,042

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,126,142 $ 1,041,748
Total Mortgage-Backed Securities (Cost $1,193,007) .............................
1,041,748
Total Long Term Investments (Cost $3,471,302,129) .............................
3,621,737,173
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.2%
c,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 7,831,637 7,831,637
Total Money Market Funds (Cost $7,831,637) ...................................
7,831,637
a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.2%
c,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 9,298,000 9,298,000
Principal
Amount
*
Repurchase Agreements 0.1%
i
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 3%,
11/01/22 (Maturity Value $2,428,572)
Collateralized by U.S. Treasury Bill, Discount Note, 1/05/23; and
U.S. Treasury Notes, 0.625% - 2.125%, 5/31/23 - 10/31/24 (valued at $2,476,940) ...................................... 2,428,370 2,428,370
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $11,726,370) ...........................................................
11,726,370
Total Short Term Investments (Cost $19,558,007 ) ................................
19,558,007
a
Total Investments (Cost $3,490,860,136) 99.8% ..................................
$3,641,295,180
Other Assets, less Liabilities 0.2% .............................................
4,668,319
Net Assets 100.0% ...........................................................
$3,645,963,499
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2022. See Note 1(f).
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
See Note 1(e) regarding equity-linked securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $801,260,820, representing 22.0% of net assets.
f
See Note 7 regarding credit risk and defaulted securities.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(f) regarding securities on loan.
i
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
At October 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(d).
See Abbreviations on page 85 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 500 $ 55,296,875 12/20/22 $ (32,040)
Total Futures Contracts ...................................................................... $(32,040)
*
As of period end.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $3,240,887,561 $2,644,158,781 $3,378,143,304
Cost - Controlled affiliates (Not e 3f) .......................... — — 61,442,013
Cost - Non-controlled affiliates (Not e 3f and 11) ................. 93,798,199 130,310,388 48,846,449
Cost - Unaffiliated repurchase agreements .................... 4,143,854 — 2,428,370
Value - Unaffiliated issuers (Includes securities loaned of $20,222,487,
$— and $ 11,270,893 respectively) .......................... $3,061,440,132 $3,443,197,393 $3,527,843,251
Value - Controlled affiliates (Not e 3f) ......................... — — 64,545,172
Value - Non-controlled affiliates (Not e 3f and 11) ................ 94,684,699 130,310,388 46,478,387
Value - Unaffiliated repurchase agreements .................... 4,143,854 — 2,428,370
Cash .................................................. 173,421 1,036,041 134,769
Foreign currency, at value (cost $–, $657 and $202,013 respectively) .. — 667 205,797
Receivables:
Investment securities sold ................................. 18,813,029 1,062,411 —
Capital shares sold ...................................... 586,343 3,604,311 1,677,565
Dividends and interest ................................... 6,216,076 3,011,592 21,597,880
European Union tax reclaims (Note 1g) ....................... — 455,737 648,139
Deposits with brokers for:
Futures contracts ...................................... — — 1,000,000
Total assets ........................................ 3,186,057,554 3,582,678,540 3,666,559,330
Liabilities:
Payables:
Investment securities purchased ............................ — 1,867,464 2,417,873
Capital shares redeemed ................................. 3,719,349 2,591,177 2,574,570
Management fees ....................................... 1,207,411 1,284,148 1,709,505
Distribution fees ........................................ 312,503 720,128 785,458
Transfer agent fees ...................................... 1,396,167 1,020,918 899,883
Trustees' fees and expenses ............................... 615 564 638
Variation margin on futures contracts ......................... — — 203,125
Payable upon return of securities loaned (Note 1f) ................ 20,716,854 — 11,726,370
Accrued expenses and other liabilities ......................... 285,542 183,469 278,409
Total liabilities ....................................... 27,638,441 7,667,868 20,595,831
Net assets, at value ............................... $3,158,419,113 $3,575,010,672 $3,645,963,499
Net assets consist of:
Paid-in capital ........................................... $3,115,810,512 $2,658,191,861 $3,499,851,414
Total distributable earnings (losses) ........................... 42,608,601 916,818,811 146,112,085
Net assets, at value ............................... $3,158,419,113 $3,575,010,672 $3,645,963,499

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A:
Net assets, at value ..................................... $1,067,201,570 $2,841,036,061 $3,102,045,423
Shares outstanding ...................................... 52,234,595 100,208,992 264,404,656
Net asset value per share
a
................................ $20.43 $28.35 $11.73
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $21.62 $30.00 $12.41
Class C:
Net assets, at value ..................................... $100,936,064 $181,547,967 $168,085,309
Shares outstanding ...................................... 5,068,158 6,457,463 14,482,917
Net asset value and maximum offering price per share
a
........... $19.92 $28.11 $11.61
Class R:
Net assets, at value ..................................... $— $9,579,801 $2,976,157
Shares outstanding ...................................... — 337,701 252,847
Net asset value and maximum offering price per share ........... $— $28.37 $11.77
Class R6:
Net assets, at value ..................................... $95,418,457 $159,953,469 $169,510,610
Shares outstanding ...................................... 4,627,958 5,629,546 14,402,896
Net asset value and maximum offering price per share ........... $20.62 $28.40 $11.77
Advisor Class:
Net assets, at value ..................................... $1,894,863,022 $382,893,374 $203,346,000
Shares outstanding ...................................... 92,738,774 13,481,476 17,286,328
Net asset value and maximum offering price per share ........... $20.43 $28.40 $11.76
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Investment income:
Dividends: (net of foreign taxes of $–, $1,083,952 and $1,809,530, respectively)
Unaffiliated issuers ...................................... $30,375,757 $88,084,381 $76,827,343
Controlled affiliates (Note 3f) ............................... — — 677,621
Non-controlled affiliates (Note 3f and 11) ...................... 3,940,245 822,752 1,888,812
Interest:
Unaffiliated issuers ...................................... 22,148,093 387 64,839,895
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 232,139 58,779 145,813
Non-controlled affiliates (Note 3f) ........................... 157,102 72,774 76,619
Other income (Not e 1g) .................................... — 4,717 150,540
Total investment income ................................. 56,853,336 89,043,790 144,606,643
Expenses:
Management fees (Note 3 a ) ................................. 17,800,772 16,434,708 21,797,259
Distribution fees: (Note 3c )
    Class A .............................................. 3,196,076 7,198,823 8,422,514
    Class C .............................................. 1,391,038 1,959,183 2,176,219
    Class R .............................................. — 47,968 15,828
Transfer agent fees: (Note 3e )
    Class A .............................................. 1,548,761 3,222,154 3,316,166
    Class C .............................................. 167,052 218,558 213,735
    Class R .............................................. — 10,740 3,120
    Class R6 ............................................. 61,961 61,671 59,829
    Advisor Class .......................................... 2,945,763 421,429 216,636
Custodian fees (Note 4 ) .................................... 28,682 19,397 39,494
Reports to shareholders fees ................................ 82,542 120,623 144,509
Registration and filing fees .................................. 142,998 202,155 133,127
Professional fees ......................................... 61,452 39,264 62,326
Trustees' fees and expenses ................................ 51,023 42,934 48,204
Other .................................................. 128,439 116,414 172,635
Total expenses ....................................... 27,606,559 30,116,021 36,821,601
Expense reductions (Note 4 ) ............................. (4,937) (497) (20,958)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (250,535) (322,184) (247,686)
Net expenses ....................................... 27,351,087 29,793,340 36,552,957
Net investment income .............................. 29,502,249 59,250,450 108,053,686

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 262,990,651 147,444,533 42,660,011
Non-controlled affiliates (Note 3f and 11) .................... — — (3,591,403)
Written options ......................................... — — 12,422,682
Foreign currency transactions .............................. — (37,413) (291,554)
Net realized gain (loss) ................................ 262,990,651 147,407,120 51,199,736
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (1,255,466,160) (506,984,612) (499,997,588)
Controlled affiliates (Note 3 f ) ............................. — — (1,999,961)
Non-controlled affiliates (Note 3f and 11) .................... (2,367,000) — (6,340,938)
Translation of other assets and liabilities denominated in foreign currencies ........................................... — (135,653) (143,666)
Written options ......................................... — — (3,196,953)
Futures contracts ....................................... — — (32,040)
Net change in unrealized appreciation (depreciation) .......... (1,257,833,160) (507,120,265) (511,711,146)
Net realized and unrealized gain (loss) .......................... (994,842,509) (359,713,145) (460,511,410)
Net increase (decrease) in net assets resulting from operations ........ $(965,340,260) $(300,462,695) $(352,457,724)

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
Franklin Convertible Securities Fund Franklin Equity Income Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $29,502,249 $39,739,926 $59,250,450 $46,119,092
Net realized gain (loss) ............ 262,990,651 1,021,610,424 147,407,120 216,806,094
Net change in unrealized appreciation
(depreciation) ................. (1,257,833,160) 174,443,700 (507,120,265) 756,344,829
Net increase (decrease) in net
assets resulting from operations . (965,340,260) 1,235,794,050 (300,462,695) 1,019,270,015
Distributions to shareholders:
Class A ........................ (278,593,942) (161,091,091) (210,401,246) (68,232,913)
Class C ........................ (32,745,743) (25,406,482) (12,966,193) (3,991,992)
Class R ........................ — — (656,640) (198,008)
Class R6 ....................... (27,438,151) (13,893,644) (11,606,633) (3,826,554)
Advisor Class ................... (574,322,200) (331,976,078) (27,731,038) (8,906,515)
Total distributions to shareholders ..... (913,100,036) (532,367,295) (263,361,750) (85,155,982)
Capital share transactions: (Note 2 )
Class A ........................ 30,184,007 20,650,058 337,706,025 254,492,254
Class C ........................ (29,126,451) (67,123,083) 10,731,937 (19,532,223)
Class R ........................ — — 1,653,180 1,271,821
Class R6 ....................... 22,030,422 (3,600,846) 33,598,030 14,905,089
Advisor Class ................... (290,064,516) 144,200,012 61,890,454 69,590,927
Total capital share transactions ....... (266,976,538) 94,126,141 445,579,626 320,727,868
Net increase (decrease) in net
assets ..................... (2,145,416,834) 797,552,896 (118,244,819) 1,254,841,901
Net assets:
Beginning of year .................. 5,303,835,947 4,506,283,051 3,693,255,491 2,438,413,590
End of year ...................... $3,158,419,113 $5,303,835,947 $3,575,010,672 $3,693,255,491

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
Franklin Managed Income Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $108,053,686 $89,473,184
Net realized gain (loss) ................................................. 51,199,736 216,882,491
Net change in unrealized appreciation (depreciation) ........................... (511,711,146) 494,669,986
Net increase (decrease) in net assets resulting from operations ................ (352,457,724) 801,025,661
Distributions to shareholders:
Class A ............................................................. (257,376,941) (138,637,968)
Class C ............................................................. (15,769,507) (11,772,741)
Class R ............................................................. (231,881) (130,672)
Class R6 ............................................................ (14,138,484) (7,932,996)
Advisor Class ........................................................ (17,188,220) (8,842,810)
Total distributions to shareholders .......................................... (304,705,033) (167,317,187)
Capital share transactions: (Note 2 )
Class A ............................................................. 133,628,627 145,799,247
Class C ............................................................. (55,136,786) (139,846,669)
Class R ............................................................. 55,797 (191,205)
Class R6 ............................................................ 14,741,171 674,475
Advisor Class ........................................................ 11,116,066 31,063,232
Total capital share transactions ............................................ 104,404,875 37,499,080
Net increase (decrease) in net assets ................................... (552,757,882) 671,207,554
Net assets:
Beginning of year ....................................................... 4,198,721,381 3,527,513,827
End of year ........................................................... $3,645,963,499 $4,198,721,381

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of seven separate funds, three of which are included in this report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares on a monthly basis
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees. Franklin Convertible
Securities Fund closed to new investors with limited
exceptions on August 29, 2018.
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Managed Income Fund
Franklin Equity Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the
OTC market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on October 31, 2022.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure
to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or
units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. When uncertainty
exists as to the ultimate resolution of these proceedings,
the likelihood of receipt of these EU reclaims, and the
potential timing of payment, no amounts are reflected in
the financial statements. For U.S. income tax purposes, EU
reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions
or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed
foreign withholding taxes paid by the Funds, and the Funds
previously passed through to its shareholders foreign taxes
incurred by the Funds to be used as a credit or deduction
on a shareholder’s income tax return, the Funds will enter
into a closing agreement with the Internal Revenue Service
(IRS) in order to pay the associated tax liability on behalf of the Funds' shareholders. During the fiscal year ended
October 31, 2022, the Funds received EU reclaims in excess
of the foreign taxes paid during the year.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
The Franklin Managed Income Fund employs a managed
distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of
the performance of the fund; however, the twelfth monthly
payment may be greater than the initially anticipated amount if additional income or capital gains are required to be
distributed. These distributions may include income and
capital gains generated by the Fund, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At October 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2022
Shares sold
a
................................... 3,528,462 $81,704,017 17,185,498 $514,155,522
Shares issued in reinvestment of distributions .......... 10,751,868 263,621,337 6,724,965 206,017,007
Shares redeemed ............................... (14,108,546) (315,141,347) (12,900,507) (382,466,504)
Net increase (decrease) .......................... 171,784 $30,184,007 11,009,956 $337,706,025
Year ended October 31, 2021
Shares sold
a
................................... 4,937,574 $146,094,915 17,470,808 $517,469,631
Shares issued in reinvestment of distributions .......... 5,440,750 151,879,128 2,317,289 66,673,240
Shares redeemed ............................... (9,438,787) (277,323,985) (11,251,315) (329,650,617)
Net increase (decrease) .......................... 939,537 $20,650,058 8,536,782 $254,492,254
Class C
Class C Shares:
Year ended October 31, 2022
Shares sold ................................... 179,088 $4,186,946 1,834,865 $55,546,358
Shares issued in reinvestment of distributions .......... 1,295,654 31,121,593 420,769 12,876,801
Shares redeemed
a
.............................. (2,912,500) (64,434,990) (1,955,137) (57,691,222)
Net increase (decrease) .......................... (1,437,758) $(29,126,451) 300,497 $10,731,937
Year ended October 31, 2021
Shares sold ................................... 328,928 $9,438,196 2,157,227 $62,281,514
Shares issued in reinvestment of distributions .......... 888,774 24,309,964 140,464 3,953,128
Shares redeemed
a
.............................. (3,463,483) (100,871,243) (2,869,291) (85,766,865)
Net increase (decrease) .......................... (2,245,781) $(67,123,083) (571,600) $(19,532,223)
Class R
Class R Shares:
Year ended October 31, 2022
Shares sold ................................... — $— 82,686 $2,467,955
Shares issued in reinvestment of distributions .......... — — 21,378 656,122
Shares redeemed ............................... — — (51,002) (1,470,897)
Net increase (decrease) .......................... — $— 53,062 $1,653,180
Year ended October 31, 2021
Shares sold ................................... — $— 78,749 $2,268,727
Shares issued in reinvestment of distributions .......... — — 6,867 197,538
Shares redeemed ............................... — — (40,053) (1,194,444)
Net increase (decrease) .......................... — $— 45,563 $1,271,821
Class R6

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2022
Shares sold ................................... 1,766,270 $47,640,387 1,888,227 $56,835,158
Shares issued in reinvestment of distributions .......... 1,097,271 27,093,993 296,335 9,065,202
Shares redeemed ............................... (2,308,082) (52,703,958) (1,086,998) (32,302,330)
Net increase (decrease) .......................... 555,459 $22,030,422 1,097,564 $33,598,030
Year ended October 31, 2021
Shares sold ................................... 1,039,252 $30,519,920 1,486,382 $43,776,796
Shares issued in reinvestment of distributions .......... 487,561 13,723,917 107,946 3,121,649
Shares redeemed ............................... (1,617,933) (47,844,683) (1,082,454) (31,993,356)
Net increase (decrease) .......................... (91,120) $(3,600,846) 511,874 $14,905,089
Advisor Class
Advisor Class Shares:
Year ended October 31, 2022
Shares sold ................................... 22,514,113 $514,171,857 4,809,064 $143,377,165
Shares issued in reinvestment of distributions .......... 19,812,549 485,167,624 870,642 26,624,989
Shares redeemed ............................... (57,281,750) (1,289,403,997) (3,625,874) (108,111,700)
Net increase (decrease) .......................... (14,955,088) $(290,064,516) 2,053,832 $61,890,454
Year ended October 31, 2021
Shares sold ................................... 21,725,688 $638,671,312 4,426,078 $129,619,095
Shares issued in reinvestment of distributions .......... 10,035,293 280,485,747 293,186 8,501,090
Shares redeemed ............................... (26,365,874) (774,957,047) (2,332,918) (68,529,258)
Net increase (decrease) .......................... 5,395,107 $144,200,012 2,386,346 $69,590,927
Franklin Managed Income Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2022
Shares sold
a
................................... 28,573,160 $366,266,017
Shares issued in reinvestment of distributions .......... 19,338,624 250,731,226
Shares redeemed ............................... (38,189,802) (483,368,616)
Net increase (decrease) .......................... 9,721,982 $133,628,627
Year ended October 31, 2021
Shares sold
a
................................... 35,821,926 $476,776,038
Shares issued in reinvestment of distributions .......... 10,212,982 134,727,740
Shares redeemed ............................... (35,280,175) (465,704,531)
Net increase (decrease) .......................... 10,754,733 $145,799,247
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Managed Income Fund
Shares Amount
Class C Shares:
Year ended October 31, 2022
Shares sold ................................... 1,985,417 $25,675,886
Shares issued in reinvestment of distributions .......... 1,202,978 15,555,196
Shares redeemed
a
.............................. (7,646,748) (96,367,868)
Net increase (decrease) .......................... (4,458,353) $(55,136,786)
Year ended October 31, 2021
Shares sold ................................... 2,687,404 $35,260,905
Shares issued in reinvestment of distributions .......... 894,302 11,600,013
Shares redeemed
a
.............................. (14,068,653) (186,707,587)
Net increase (decrease) .......................... (10,486,947) $(139,846,669)
Class R
Class R Shares:
Year ended October 31, 2022
Shares sold ................................... 20,379 $262,738
Shares issued in reinvestment of distributions .......... 17,776 231,450
Shares redeemed ............................... (32,885) (438,391)
Net increase (decrease) .......................... 5,270 $55,797
Year ended October 31, 2021
Shares sold ................................... 47,054 $621,063
Shares issued in reinvestment of distributions .......... 9,862 130,274
Shares redeemed ............................... (72,336) (942,542)
Net increase (decrease) .......................... (15,420) $(191,205)
Class R6
Class R6 Shares:
Year ended October 31, 2022
Shares sold ................................... 2,936,983 $37,459,817
Shares issued in reinvestment of distributions .......... 1,085,405 14,091,202
Shares redeemed ............................... (2,881,346) (36,809,848)
Net increase (decrease) .......................... 1,141,042 $14,741,171
Year ended October 31, 2021
Shares sold ................................... 2,366,403 $31,537,937
Shares issued in reinvestment of distributions .......... 597,411 7,908,728
Shares redeemed ............................... (2,925,070) (38,772,190)
Net increase (decrease) .......................... 38,744 $674,475
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Managed Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Managed Income Fund
Shares Amount
Advisor Class Shares:
Year ended October 31, 2022
Shares sold ................................... 6,285,500 $79,520,077
Shares issued in reinvestment of distributions .......... 1,192,389 15,470,720
Shares redeemed ............................... (6,672,248) (83,874,731)
Net increase (decrease) .......................... 805,641 $11,116,066
Year ended October 31, 2021
Shares sold ................................... 5,010,677 $66,860,591
Shares issued in reinvestment of distributions .......... 586,276 7,766,957
Shares redeemed ............................... (3,317,057) (43,564,316)
Net increase (decrease) .......................... 2,279,896 $31,063,232
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended October 31, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Gross effective investment management fee rate ........ 0.448% 0.454% 0.547%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended October 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.35%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $15,066 $562,198 $385,346
CDSC retained ........................... $3,198 $44,420 $25,781
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Transfer agent fees ........................ $1,236,201 $1,507,485 $1,559,496
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2022, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 207,020,838 $ 893,431,789 $ (1,068,227,428) $ — $ — $ 32,225,199 32,225,199 $ 452,745
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $5,838,000 $237,380,000 $(226,645,000) $— $— $16,573,000 16,573,000 $157,102
Total Affiliated Securities ... $212,858,838 $1,130,811,789 $(1,294,872,428) $— $— $48,798,199 $609,847
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $73,775,321 $667,116,979 $(610,581,912) $— $— $130,310,388 130,310,388 $822,752
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $7,746,000 $178,835,000 $(186,581,000) $— $— $— — $72,774
Total Affiliated Securities ... $81,521,321 $845,951,979 $(797,162,912) $— $— $130,310,388 $895,526
Franklin Managed Income Fund
Controlled Affiliates
Dividends
Franklin Systematic Style Premia
ETF ................... $ 24,348,115 $ — $ — $ — $ 937,885 $ 25,286,000 1,175,000 $ 23,111
Franklin U.S. Low Volatility ETF 42,197,018 — — — (2,937,846) 39,259,172 860,000 654,510
Total Controlled Affiliates ... $66,545,133 $— $— $ — $ (1,999,961) $64,545,172 $ 677,621
Non-Controlled Affiliates
Dividends
Franklin FTSE Japan ETF .... $21,021,000 $— $(17,574,847) $(3,591,403) $145,250 $— $396,689
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund does not exceed 0.68%
based on the average net assets of each class until February 28, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 28, 2023.
h. Interfund Transactions
The Franklin Managed Income Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended
October 31, 2022, these purchase and sale transactions aggregated $0 and $18,212,500, respectively, with net realized losses of $(1,329,033).
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Managed Income Fund (continued)
Franklin FTSE United Kingdom
ETF ................... $ 31,950,000 $ — $ — $ — $ (5,706,250) $ 26,243,750 1,250,000 $ 1,006,455
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . 117,838,554 1,301,992,892 (1,411,999,809) — — 7,831,637 7,831,637 303,918
Western Asset Diversified
Income Fund ............. — 3,884,938 — — (779,938) 3,105,000 250,000 181,750
Total Non-Controlled Affiliates $170,809,554 $1,305,877,830 $(1,429,574,656) $ (3,591,403) $ (6,340,938) $37,180,387 $ 1,888,812
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $— $265,972,000 $(256,674,000) $— $— $9,298,000 9,298,000 $76,619
Total Affiliated Securities ... $237,354,687 $1,571,849,830 $(1,686,248,656) $(3,591,403) $(8,340,899) $111,023,559 $2,643,052
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
The tax character of distributions paid during the years ended October 31, 2022 and 2021, was as follows:
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of convertible securities, contingent securities, equity-linked securities and wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2022, were as follows:
Franklin Convertible Securities Fund Franklin Equity Income Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $76,360,776 $98,961,812 $84,206,466 $63,040,031
Long term capital gain .................... 836,739,260 433,405,483 179,155,284 22,115,951
$913,100,036 $532,367,295 $263,361,750 $85,155,982
Franklin Managed Income Fund
2022 2021
Distributions paid from:
Ordinary income ........................ $161,876,295 $141,543,233
Long term capital gain .................... 142,828,738 25,773,954
$304,705,033 $167,317,187
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
a a a a
Cost of investments ....................... $3,344,634,597 $2,776,945,827 $3,495,777,038
Unrealized appreciation ..................... $178,635,639 $917,134,274 $362,642,238
Unrealized depreciation ..................... (363,001,551) (120,572,320) (217,156,136)
Net unrealized appreciation (depreciation) ....... $(184,365,912) $796,561,954 $145,486,102
Distributable earnings:
Undistributed ordinary income ................ $15,787,693 $6,490,014 $—
Undistributed long term capital gains ........... 211,186,830 113,351,881 —
Total distributable earnings .................. $226,974,523 $119,841,895 $—
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Purchases .............................. $259,190,140 $1,098,627,757 $2,976,962,700
Sales .................................. $1,198,599,131 $894,036,911 $2,920,461,607

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At October 31, 2022, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk and Defaulted Securities
At October 31, 2022, Franklin Convertible Securities Fund and Franklin Managed Income Fund had 82.4% and 9.3%,
respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Managed Income Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At October 31, 2022, the aggregate value of this security $11,502,030, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of
Trustees.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Securities lending transactions
a
:
Equity investments
b
........................ $20,716,854 $— $11,726,370
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
6. Investment Transactions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Other Derivative Information
At October 31, 2022, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
.
For the year ended October 31, 2022, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended October 31, 2022, the average month end notional amount of futures contracts and options represented
$4,253,606 and 1,762,592 shares, respectively.
See Note 1(d) regarding derivative financial instruments.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2022 , investments in “affiliated companies” were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Managed Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ —
Variation margin on futures
contracts
$32,040
a
Total .................... $— $32,040
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Managed Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $— Futures contracts $(32,040)
Equity Contracts ..............
Investments (2,804,120)
a
Investments 2,165,084
a
Written options 12,422,682 Written options (3,196,953)
Total ....................... $9,618,562 $(1,063,909)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2022, the
Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares
at End
of Year
Investment
Income
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
NiSource Inc ., 7.75% .. $ 48,253,500 $ — $ — $ — $ (2,367,000) $ 45,886,500 450,000 $ 3,487,500
Total Affiliated Securities
(Value is 1.5% of Net
Assets) .......... $48,253,500 $— $— $ — $ (2,367,000) $45,886,500 $3,487,500
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks :
Auto Components ...................... $ 56,646,400 $ — $ — $ 56,646,400
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund (continued)
Assets: (continued)
Investments in Securities:
Convertible Preferred Stocks:
Capital Markets ........................ $ 58,291,200 $ — $ — $ 58,291,200
Electric Utilities ........................ 141,887,600 — — 141,887,600
Life Sciences Tools & Services ............ 18,433,922 — — 18,433,922
Machinery ............................ 30,580,000 — — 30,580,000
Multi-Utilities .......................... 86,982,500 — — 86,982,500
Wireless Telecommunication Services ....... — 59,736,000 — 59,736,000
Convertible Bonds ....................... — 2,654,769,010 — 2,654,769,010
Short Term Investments ................... 48,798,199 4,143,854 — 52,942,053
Total Investments in Securities ........... $441,619,821 $2,718,648,864 $— $3,160,268,685
Franklin Equity Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 138,688,956 — — 138,688,956
Air Freight & Logistics ................... 84,136,655 — — 84,136,655
Banks ............................... 237,940,690 — — 237,940,690
Beverages ........................... 146,085,800 — — 146,085,800
Capital Markets ........................ 226,075,045 — — 226,075,045
Chemicals ........................... 39,102,860 18,622,272 — 57,725,132
Commercial Services & Supplies ........... 44,692,940 — — 44,692,940
Communications Equipment .............. 68,145,000 — — 68,145,000
Consumer Finance ..................... 14,548,100 — — 14,548,100
Diversified Financial Services ............. 58,432,480 — — 58,432,480
Diversified Telecommunication Services ..... 13,239,357 — — 13,239,357
Electric Utilities ........................ 225,463,010 — — 225,463,010
Electrical Equipment .................... 71,778,200 — — 71,778,200
Equity Real Estate Investment Trusts (REITs) . 68,055,125 — — 68,055,125
Food & Staples Retailing ................. 42,770,165 — — 42,770,165
Food Products ........................ 30,893,700 — — 30,893,700
Health Care Equipment & Supplies ......... 86,903,300 — — 86,903,300
Health Care Providers & Services .......... 131,501,655 — — 131,501,655
Hotels, Restaurants & Leisure ............. 58,758,230 — — 58,758,230
Household Products .................... 95,615,700 — — 95,615,700
Insurance ............................ 21,327,120 — — 21,327,120
Life Sciences Tools & Services ............ 44,715,390 — — 44,715,390
Machinery ............................ 23,457,715 — — 23,457,715
Media ............................... 16,980,900 — — 16,980,900
Multiline Retail ........................ 78,265,125 — — 78,265,125
Oil, Gas & Consumable Fuels ............. 336,756,700 — — 336,756,700
Pharmaceuticals ....................... 209,632,650 — — 209,632,650
Road & Rail .......................... 26,342,085 — — 26,342,085
Semiconductors & Semiconductor Equipment . 100,229,439 — — 100,229,439
Software ............................. 86,035,775 — — 86,035,775
Specialty Retail ........................ 60,559,500 — — 60,559,500
Water Utilities ......................... 28,358,021 — — 28,358,021
Equity-Linked Securities ................... — 321,792,618 — 321,792,618
Convertible Preferred Stocks ............... 187,295,115 — — 187,295,115
Short Term Investments ................... 130,310,388 — — 130,310,388
Total Investments in Securities ........... $3,233,092,891 $340,414,890
a
$— $3,573,507,781
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
14. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
Level 1 Level 2 Level 3 Total
Franklin Managed Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 93,393,000 $ — $ — $ 93,393,000
Air Freight & Logistics ................... 29,359,750 — — 29,359,750
Banks ............................... 190,246,500 — — 190,246,500
Beverages ........................... 75,320,000 — — 75,320,000
Biotechnology ......................... 29,280,000 — — 29,280,000
Capital Markets ........................ 49,302,000 — — 49,302,000
Chemicals ........................... 22,301,250 — — 22,301,250
Diversified Telecommunication Services ..... 26,159,000 22,651,744 — 48,810,744
Electric Utilities ........................ 91,116,200 — — 91,116,200
Entertainment ......................... 18,242,418 — — 18,242,418
Health Care Providers & Services .......... 43,095,000 — — 43,095,000
Household Products .................... 47,134,500 — — 47,134,500
Industrial Conglomerates ................ 61,206,000 — — 61,206,000
Insurance ............................ 18,446,000 — — 18,446,000
Metals & Mining ....................... 21,340,000 — — 21,340,000
Multiline Retail ........................ 16,425,000 — — 16,425,000
Multi-Utilities .......................... 65,063,500 — — 65,063,500
Oil, Gas & Consumable Fuels ............. 136,810,000 — — 136,810,000
Pharmaceuticals ....................... 133,568,500 — — 133,568,500
Road & Rail .......................... 19,714,000 — — 19,714,000
Semiconductors & Semiconductor Equipment . 109,013,566 — — 109,013,566
Specialty Retail ........................ 44,419,500 — — 44,419,500
Tobacco ............................. 45,925,000 — — 45,925,000
Management Investment Companies ......... 96,356,422 — — 96,356,422
Equity-Linked Securities ................... — 342,249,250 — 342,249,250
Convertible Preferred Stocks ............... 166,961,300 — — 166,961,300
Corporate Bonds ........................ — 1,379,956,249 — 1,379,956,249
U.S. Government and Agency Securities ....... — 209,502,734 — 209,502,734
Asset-Backed Securities .................. — 16,137,042 — 16,137,042
Mortgage-Backed Securities ................ — 1,041,748 — 1,041,748
Short Term Investments ................... 17,129,637 2,428,370 — 19,558,007
Total Investments in Securities ........... $1,667,328,043 $1,973,967,137
b
$— $3,641,295,180
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 32,040 $ — $ — $ 32,040
Total Other Financial Instruments ......... $32,040 $— $— $32,040
a
Includes foreign securities valued at $18,622,272, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $22,651,744, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Convertible Securities Fund,
Franklin Equity Income Fund, and Franklin Managed Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Convertible Securities Fund, Franklin Equity Income Fund, and Franklin Managed Income Fund (three of the funds constituting
Franklin Investors Securities Trust, hereafter collectively referred to as the "Funds") as of October 31, 2022 the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31,
2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
December 19, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Investors Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin Managed
Income Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $886,314,019 $193,578,104 $143,969,119
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $15,926,521 $75,781,757 $50,753,228
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $15,926,521 $88,964,628 $61,658,263
Qualified Net Interest Income (QII) §871(k)(1)(C) $10,037,064 — —
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $45,220,501 $7,651,130 $19,351,599
Section 163(j) Interest Earned §163(j) $8,886,045 $284 $48,185,121
Interest Earned from Federal
Obligations Note (1) — — $4,490,638

Franklin Investors Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1987
and Vice President
since 1986
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President
since 2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended June 30.

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST1 A 12/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Annual Report and Shareholder Letter
Franklin Investors
Securities Trust
October 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Adjustable U.S. Government Securi-
ties Fund
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund
Franklin Total Return Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended October 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. U.S. gross
domestic product (GDP) growth peaked in 2021’s fourth
quarter as the reopening of businesses, widespread
vaccinations and federal assistance programs continued to
boost consumer spending, but GDP contracted in 2022’s
first two quarters given a record first-quarter trade deficit and declines in inventory and business investment. U.S.
economic growth resumed in 2022’s third quarter as the
trade deficit narrowed and consumer spending continued
to expand. Inflation increased during the 12-month period,
influenced by pandemic-related supply-chain issues, higher
energy prices, Russia’s invasion of Ukraine and broader
price pressures.
To combat high inflation, the U.S. Federal Reserve began
decreasing its monthly asset purchases in November 2021
and ended them in March 2022. The Federal Reserve also
raised the federal funds rate by 0.25% in March, 0.50% in
May, and 0.75% in each of June, July and September, for
a total of 3.00%, increasing the rate from 0.25% to 3.25%
during the period. Additionally, the Federal Reserve stated its intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed securities
holdings, and anticipated future federal funds rate increases would be appropriate. Shortly after the reporting period,
the Federal Reserve raised the federal funds rate again by
0.75% at its November meeting, increasing it to 4.00%.
During the 12-month period, investor concerns about
inflation, geopolitics and interest rates pressured stock
and bond valuations. In this environment, the prices of
U.S. stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), declined 15.92%, (the index decreasing
from 4,605.38 to 3,871.98).
1 ,2
Investment-grade bonds, as
measured by the Bloomberg U.S. Aggregate Bond Index
(Bloomberg Index), posted a -15.68% total return (an
index decrease from 2,354.21 to 1,985.01), which includes
reinvestment of income and distributions.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
Franklin Investors Securities Trust’s annual report, covering
Franklin Adjustable U.S. Government Securities Fund,
Franklin Floating Rate Daily Access Fund, Franklin Low
Duration Total Return Fund and Franklin Total Return Fund,
includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Investors Securities Trust
This letter reflects our analysis and opinions as of October
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 -14.61% (index total return resulting in a decrease from 9,625.02 to 8,218.70).
3. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Economic and Market Overview 3
Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund 10
Franklin Low Duration Total Return Fund 17
Franklin Total Return Fund 23
Financial Highlights and Schedules of Investments 29
Financial Statements 378
Notes to Financial Statements 385
Report of Independent Registered
Public Accounting Firm 419
Tax Information 420
Board Members and Officers 421
Shareholder Information 426
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
ANNUAL REPORT
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -15.68% total return for
the 12 months ended October 31, 2022.
1
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. Geopolitical
instability disrupted financial markets following Russia’s
invasion of Ukraine, adding to the uncertainty surrounding
the course of the global economy. The yield curve narrowed
significantly, inverting late in the period as investors became increasingly concerned about the economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) began to raise the federal funds target rate in March
2022, the first such increase since 2018. The Fed raised
the federal funds rate again at each of its four subsequent
meetings to end the period at a range of 3.00%–3.25%.
The Fed noted in its September 2022 meeting that inflation
remained elevated amid robust job growth and low
unemployment. In order to achieve its goal of 2% long-run
inflation, the Fed stated it anticipates making additional
increases to the federal funds target rate. Furthermore, the
Fed indicated it would continue to reduce its U.S. Treasury
(UST) and agency mortgage-backed security holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -14.09% total return for the 12-month
period.
1
The 10-year UST yield (which moves inversely to
price) increased sharply amid high inflation and the Fed’s
tightening monetary stance. Mortgage-backed securities
(MBS), as measured by the Bloomberg U.S. MBS Index,
posted a -15.04% total return for the period as mortgage
rates rose to the highest level in over a decade.
1
Corporate bond prices also declined, constrained by
inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-
yield corporate bonds, as represented by the Bloomberg
U.S. Corporate High Yield Bond Index, posted a -11.76%
total return, while investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -19.57% total return.
1
The foregoing information reflects our analysis and opinions as of October 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.

4
franklintempleton.com
Annual Report
Franklin Adjustable U.S. Government Securities Fund
This annual report for Franklin Adjustable U.S. Government
Securities Fund covers the fiscal year ended October 31,
2022. On October 25, 2022, the Board approved changes to
the Fund's name, investment goal, 80% investment policy,
investment strategies and benchmark. These changes are
subject to shareholder approval of changes to the Fund's
investment goal. Shareholders of the Fund as of November
25, 2022, will receive a proxy statement requesting their
votes on changes to the Fund's investment goal and other
matters at a shareholder meeting scheduled to be held on
January 26, 2023. If the proposal to change the Fund's
investment goal is approved by the Fund's shareholders, the
changes are expected to be effective on or about March 1,
2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income,
while providing lower volatility of principal than a fund that invests in fixed-rate securities by normally investing at least
80% of its net assets in adjustable-rate U.S. government
mortgage securities, which are issued or guaranteed by the
U.S. government, its agencies or instrumentalities.

The
Fund’s investments may include securities issued by Ginnie
Mae (GNMA) and government-sponsored entities, such as
Fannie Mae (FNMA) and Freddie Mac (FHLMC).

Performance Overview
The Fund’s Class A shares posted a -4.11% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the Bloomberg U.S. Government
Index: 1-2 Year Component posted a -3.67% cumulative total
return.

The index measures public obligations of the U.S.
Treasury with one to two years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal
corporations, and corporate or foreign debt guaranteed by
the U.S. government. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a conservative investment strategy as we strive
to produce solid performance in a variety of interest rate
climates. We choose securities using a value-oriented
approach, emphasizing the bonds’ economic fundamentals
in relation to comparable securities as well as their historical prepayment performance.
Manager’s Discussion
The Fund employed a conservative strategy that invested
primarily in adjustable-rate mortgage securities (ARMs)
that are either explicitly or implicitly backed by the U.S.
government.
1
During the period, the Fund invested
predominantly in securities issued or guaranteed by FNMA
and FHLMC. The Fund took a collateral-intensive research
approach to analyze the prepayment behavior of individual
ARMs to identify those with the most attractive prepayment
profiles and focused on seasoned ARMs. Such securities
have typically been through several interest-rate cycles and therefore tend to be less sensitive to changes in interest
rates, compared to newer issued counterparts. We have
found such securities historically to have experienced lower volatility than comparable maturity Treasuries and have
provided consistent income.
During the period, the Fund remained invested in seasoned,
shorter-maturity, high-quality ARMs that tend to be
less sensitive to interest-rate changes, which benefited
Portfolio Composition
10/31/22
% of Total Net
Assets
Mortgage-Backed Securities 73.5%
Commercial Mortgage-Backed Securities 22.0%
Short-Term Investments & Other Net Assets 4.5%
1. Securities owned by the Fund, but not shares of the Fund, are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government sponsored entities, as to timely payment of principal and interest.
2. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
34
.

Franklin Adjustable U.S. Government Securities Fund
5
franklintempleton.com
Annual Report
performance. We deployed capital into agency collateralized
mortgage obligation (CMO) floaters backed by seasoned
ARM collateral and increased allocation to London Interbank
Offered Rate (LIBOR)

indexed post-reset ARMS. We
continued to focus on diverse, seasoned, post-reset FNMA
and FHLMC ARMs with larger loan counts as well as
sequential CMO floaters backed by seasoned hybrid arm
collateral. Secondary activity remained fairly muted in post reset hybrids with CMO desks being better buyers of the
underlying collateral. We have also reduced our exposure to
fixed-rate mortgages as the U.S. Federal Reserve embarks
on its quantitative tightening program.
Underlying coupons continued to reset higher with LIBOR
increasing over the period. With the rise in mortgage rates, prepayment risk has declined for both the fixed-rate and
ARM markets mitigating the risk of premium dollar prices.
We expect prepayment levels will remain subdued given
the increase in mortgage rates. LIBOR transition has been
a topic of discussion for investors and remains on track as
expected. The market has adjusted to the Secured Overnight
Financing Rate (SOFR)

in the primary markets for ARMS
with minimal disruption, in our opinion.
Thank you for your continued participation in Franklin
Adjustable U.S. Government Securities Fund. We look
forward to serving your future investment needs.
Paul Varunok
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. The London Interbank Offered Rate (LIBOR) is the interest rate banks charge each other for loans. LIBOR is a widely used benchmark for short-term interest rates.
5. The Secured Overnight Financing Rate (SOFR) is the interest rate used for intrabank overnight lending and is intended to replace the London Interbank Offered Rate
(LIBOR) as the benchmark for short-term interest rates. SOFR differs from LIBOR in that it is a secured borrowing rate (U.S. Treasury bonds are posted as collateral)
compared to the LIBOR, where no collateral is posted.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of October 31, 2022
Franklin Adjustable U.S. Government Securities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31 /22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year -4.11% -6.25%
5-Year -0.10% -0.47%
10-Year -0.72% -0.29%
Advisor
1-Year -3.76% -3.76%
5-Year +1.15% +0.23%
10-Year +1.79% +0.18%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 1.97% 1.23% 1.08%
Advisor 2.26% 1.50% 1.35%
See page 8 for Performance Summary footnotes.

Franklin Adjustable U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/12–10/31/22)
Advisor Class
(10/31/12–10/31/22)

Franklin Adjustable U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in a Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United
States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on
Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberat-
tacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/23 without Board consent.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/22.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Morningstar. The Bloomberg U.S. Government Index: 1-2 Year Component includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government-owned or government-sponsored entities, and debt explicitly guaranteed by the U.S. government) with at least one year up to, but not including, two years to final maturity.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–10/31/22)
Share Class
Net Investment
Income
A $0.087080
A1 $0.098611
C $0.056510
R6 $0.109173
Advisor $0.105667
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.85% 0.97%
Advisor 0.60% 0.72%

Your Fund’s Expenses
Franklin Adjustable U.S. Government Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $981.10 $4.26 $1,020.90 $4.35 0.85%
A1 $1,000 $983.10 $3.53 $1,021.65 $3.60 0.71%
C $1,000 $980.50 $6.26 $1,018.89 $6.38 1.25%
R6 $1,000 $983.50 $2.95 $1,022.23 $3.01 0.59%
Advisor $1,000 $983.60 $3.06 $1,022.12 $3.12 0.61%

franklintempleton.com
Annual Report
Franklin Floating Rate Daily Access Fund
This annual report for Franklin Floating Rate Daily Access
Fund covers the fiscal year ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income. A
secondary goal is preservation of capital by investing at least
80% of its net assets in income-producing floating interest-
rate corporate loans and corporate debt securities made
to or issued by U.S. companies, non-U.S. entities and U.S.
subsidiaries of non-U.S. entities.
Performance Overview
The Fund’s Class A shares posted a -3.25% cumulative
total return for the 12 months under review. In comparison,
the Credit Suisse Leveraged Loan Index (CS LLI), which
is designed to mirror the investable universe of the U.S.
dollar-denominated leveraged loan market, posted a -2.03%
cumulative total return.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Corporate Loan Market Overview
Technical conditions in the loan market strengthened at
the beginning of the 12-month period as inflows into loan
retail vehicles accelerated and a significant increase in
collateralized loan obligation (CLO) issuance contributed
to the rally. While loan prices were initially supported
by expectations of gradual rate hikes, the loan market
eventually experienced meaningful price declines as the
U.S. Federal Reserve (Fed) signaled its commitment to
tackling inflation with aggressive tightening. The faster
pace of rate hikes was expected to slow economic growth
significantly and affect the debt servicing ability of issuers.
Amid heightened volatility and uncertainty about the effect
of higher interest costs on issuers with higher leverage,
demand for higher-quality issuers increased, and BB-rated
loans outperformed.
Loan retail vehicles experienced robust inflows as Treasury
yields increased and investors expected that interest rate
hikes would benefit floating-rate asset classes such as
loans. Loan fund assets increased and reached the highest
level since late 2018. However, retail flows turned negative amid heightened risk-off sentiment. New CLO volumes also
contributed to loan demand with record levels of issuance
in 2021. While the pace of issuance slowed in 2022, steady
CLO generation continued to help support loan prices,
especially among higher-rated loans trading at a discount
toward the end of the period.
On the supply side, heavy new issuance helped to balance
technical conditions at the beginning of the period, driven
primarily by acquisition-related financing. In January 2022, the volume of leveraged buyout launches surpassed the
previous monthly record in October 2007. However, the
pace of new issuance slowed significantly as demand in
the primary and secondary markets softened. Issuers that
did launch new deals in the market were forced to provide
meaningful pricing concessions to loan buyers. The loan
market continued its transition to the Secured Overnight
Financing Rate (SOFR)
2
from the London Interbank Offered
Rate (LIBOR)
3
as almost all loans launched in 2022 were
based on the new benchmark rate.
While the default rate by a number of issuers reached a
record low during the period, rising input costs, continued
supply-chain disruptions, and expectations of an economic
slowdown contributed to bifurcation between issuers. The
default rate gradually rose by the end of the period, and the
Portfolio Composition
10/31/22
% of Total Net
Assets
Senior Floating Rate Interests 79.2%
Corporate Bonds 5.9%
Common Stocks 4.5%
Management Investment Companies 2.9%
Other 1.5%
Short-Term Investments & Other Net Assets 6.0%
1. Source: Morningstar.
2. The Secured Overnight Financing Rate (SOFR) is the interest rate used for intrabank overnight lending and is intended to replace the London Interbank Offered Rate
(LIBOR) as the benchmark for short-term interest rates. SOFR differs from LIBOR in that it is a secured borrowing rate (U.S. Treasury bonds are posted as collateral)
compared to the LIBOR, where no collateral is posted.
3. The London Interbank Offered Rate (LIBOR) is the interest rate banks charge each other for loans. LIBOR is a widely used benchmark for short-term interest rates.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
41
.

Franklin Floating Rate Daily Access Fund

franklintempleton.com
Annual Report
percentage of loans trading at distressed levels also moved
higher. The pace of credit rating downgrades also increased
and outnumbered rating upgrades toward the end of the
period.
Investment Strategy
We use a detailed credit analysis process to select corporate loan and corporate debt securities that meet our criteria.
We conduct ongoing credit monitoring of our investments.
To help manage the credit risk associated with investing
in securities rated below investment grade (or if unrated,
of comparable quality), we seek to diversify the Fund by
investing in a large number of loans of companies that we
have identified as having attractive risk/reward profiles,
favorable capital structures, strong asset coverage and
dominant market shares. This diversification potentially
reduces credit risk by spreading assets across many
different industries.
Manager’s Discussion
During the one-year period under review, the Fund
underperformed its benchmark, the CS LLI. Relative
performance was negatively impacted by the Fund’s
underweight in higher-rated loans as upper tier loans (BB-
rated) in the index returned 1.37%, middle tier (B-rated)
loans returned -2.24%, and lower tier loans (CCC-rated and
below) returned -13.94%, according to the CS LLI. However,
a few of the Fund’s equity holdings and investments received from restructurings contributed to fund performance.
The top contributors to performance during the period
included investments that benefited from positive catalysts, as well as those that benefited from the increase in
commodity prices. Quarternorth Energy (a producer of oil
and gas formerly known as Fieldwood Energy) and Utex
Industries (a manufacturer of sealing products used in oil
and gas production) were among the top contributors to
performance as higher oil prices were expected to positively impact both companies. Appvion Operations (a manufacturer
of carbonless paper) contributed to performance after
management executed a sale of the company, and the
Fund’s equity shares were sold at a higher level.
The top detractors from performance included issuers that
faced continued pandemic related disruptions, as well as
investments that were impacted by heightened volatility
in the market. 24 Hour Fitness Worldwide (an operator of
fitness centers), detracted from performance as the rise
of virus variants was expected to slow the company’s
recovery. Onsite Rental Group Operations (a rental
equipment company based in Australia) also detracted from
performance despite an improved outlook for infrastructure
spending as market volatility and uncertainty surrounding a
potential sale of the company pushed prices lower.
During the period, we increased our weighting in BB-rated
loans, while reducing loans that we expected would be
negatively impacted by a rising rate environment due to
weaker interest coverage. We increased our weightings
in the health care and manufacturing sectors, while our
weightings in the information technology and diversified
media industries declined. During the period, we continued
to add higher-rated secured high-yield bonds, and we
maintained the Fund’s investments in the Franklin Floating
Rate Income Fund and the Invesco Senior Loan ETF for
continued exposure to credit and improved settlement
liquidity. The Fund had no exposure to derivatives during the period.
Thank you for your continued participation in Franklin
Floating Rate Daily Access Fund. We look forward to serving
your future investment needs.
Reema Agarwal, CFA
Judy Sher
Justin Ma, CFA
Margaret Chiu, CFA
Portfolio Management Team
Top 10 Holdings
10/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Quarternorth Energy Holding, Inc. 5.1%
Oil, Gas & Consumable Fuels, United States
Franklin Floating Rate Income Fund 2.5%
Capital Markets, United States
Onsite Rental Group Operations Pty. Ltd. 1.5%
Road & Rail, Australia
Global Tel*Link Corp. 1.3%
Diversified Telecommunication Services, United
States
UTEX Industries, Inc. 1.3%
Machinery, United States
DCert Buyer, Inc. 1.2%
Software, United States
GNC Holdings, Inc. 1.0%
Food & Staples Retailing, United States
Waystar Technologies, Inc. 1.0%
Health Care Providers & Services, United States
Asurion LLC 1.0%
Insurance, United States
Genesys Cloud Services Holdings I LLC 0.9%
Software, United States
CFA
®
is a trademark owned by CFA Institute.

Franklin Floating Rate Daily Access Fund

franklintempleton.com
Annual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2022
Franklin Floating Rate Daily Access Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year -3.25% -5.40%
5-Year +3.78% +0.30%
10-Year +22.88% +1.85%
Advisor
1-Year -3.01% -3.01%
5-Year +5.07% +0.99%
10-Year +25.96% +2.33%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 6.29% 5.93% 5.90%
Advisor 6.68% 6.33% 6.29%
See page 15 for Performance Summary footnotes.

Franklin Floating Rate Daily Access Fund
Performance Summary

franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/12–10/31/22)
Advisor Class
(10/31/12–10/31/22)

Franklin Floating Rate Daily Access Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions.
The Fund should not be considered alternative to money market funds or certificates of deposit (CDs). The floating-rate loans and debt securities in which the
Fund invests tend to be rated below investment grade and may be subject to resale restrictions. Investing in higher-yielding, lower-rated, floating-rate loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on floating-rate loans varies with changes in prevailing interest rates. Therefore, while floating-rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The manager’s portfolio selec-
tion strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/23 without Board consent.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/22.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Credit Suisse Group. The Credit Suisse Leveraged Loan Index (CS LLI) is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below investment-grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–10/31/22)
Share Class
Net Investment
Income
A $0.361936
C $0.331227
R6 $0.387537
Advisor $0.381130
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.00% 1.02%
Advisor 0.75% 0.77%

Your Fund’s Expenses
Franklin Floating Rate Daily Access Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $956.40 $4.49 $1,020.62 $4.64 0.91%
C $1,000 $95 4.50 $6.45 $1,018.61 $6.66 1.31%
R6 $1,000 $958.10 $2.86 $1,022.28 $2.96 0.58%
Advisor $1,000 $957.60 $3.21 $1,021.93 $3.31 0.65%

franklintempleton.com
Annual Report
Franklin Low Duration Total Return Fund
This annual report for Franklin Low Duration Total Return
Fund covers the fiscal year ended October 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks a high level of current income as is
consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund
invests primarily in investment-grade debt securities and
investments, including government and corporate debt
securities and mortgage- and asset-backed securities,
floating interest-rate corporate loans, debt securities and
municipal securities targeting an estimated average portfolio duration of three years or less.
Performance Overview
The Fund’s Class A shares posted a -6.09% cumulative total
return for the 12 months under review. In comparison, the
Fund’s benchmark, the Bloomberg U.S. Government/Credit
Index: 1-3 Year Component, posted a -4.88% cumulative
total return.
1
The index measures the performance of
investment-grade, U.S. dollar-denominated, fixed-rate
Treasuries, government-related and corporate securities with at least one year up to, but not including, three years to final maturity. You can find more of the Fund’s performance data
in the Performance Summary beginning on page 19 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities across the entire fixed income
opportunity set, on a relative basis. When making investment decisions, we evaluate business cycles, yield curves, and
values between and within markets. Through a low duration
portfolio, we seek to position the Fund to be less affected
by interest-rate changes than a fund with a higher duration.
In addition, we may use derivative transactions, such as
forwards, currency, interest rate/bond futures contracts and options on exchange-traded funds, and swap agreements
to obtain net long or short exposures to select currencies,
interest rates, countries, duration or credit risks.
*Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
Manager’s Discussion
Amid consistent hawkish comments from U.S. Federal
Reserve (Fed) officials, financial markets experienced
elevated recessionary concerns and persistent volatility
during the reporting period. Against this backdrop, the U.S.
Treasury (UST) yield curve rose and flattened, with the
2-year to 10-year portion of the curve inverting. Fixed income sectors generally posted negative total returns mainly due to the move in UST.
During the period, the portfolio’s short U.S. duration
exposure relative to the benchmark, primarily in the
2-year part of the curve, was a significant contributor
to performance. Overweight allocation to non-agency
residential mortgage-backed securities (RMBS) and security
selection in collateralized loan obligations (CLOs) benefited returns. Foreign currency, primarily our short Euro exposure, also contributed. Allocation to CLOs, floating-rate bank
loans (BL) and high-yield (HY) detracted from performance.
Security selection in investment-grade corporate credit (IG),
HY, BL and emerging market securities (EM) were also
negative contributors to returns.
Portfolio Composition
10/31/22
% of Total Net
Assets
U.S. Government and Agency Securities 34.4%
Corporate Bonds 24.4%
Asset-Backed Securities* 17.3%
Residential Mortgage-Backed Securities 5.2%
Management Investment Companies 4.9%
Foreign Government and Agency Securities 2.9%
Marketplace Loans 2.8%
Commercial Mortgage-Backed Securities 2.2%
Municipal Bonds 1.4%
Mortgage-Backed Securities 1.2%
Other 0.0%
Short-Term Investments & Other Net Assets 3.3%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
62
.

Franklin Low Duration Total Return Fund

franklintempleton.com
Annual Report
USTs were the Fund’s largest absolute allocation at period-
end, but we reduced allocation and the portfolio remained
underweight the sector relative to the benchmark given our
expectation for further increases in USTs and better relative opportunities in other asset classes. IG was also one of
the Fund’s largest allocations, and we increased exposure
over the period, but we remained slightly underweight in
the sector relative to the benchmark. We also added to our
allocation in CLOs as well as asset-backed securities (ABS)
and Treasury Inflation-Protected Securities (TIPS). We pared our exposure to HY, RMBS, EM, BL and fixed-rate agency
mortgage-backed securities (MBS).
Effective August 1, 2022, Patrick Klein was added as
Portfolio Manager. Subsequent to fiscal year-end October
31, 2022, David Yuen (Portfolio Manager) retired effective
September 30, 2022. His responsibilities have been
allocated to others in the portfolio management team.
Thank you for your continued participation in Franklin Low
Duration Total Return Fund. We look forward to serving your
future investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Tina Chou
Kent Burns, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2022
Franklin Low Duration Total Return Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10 /3 1 /22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year -6.09% -8.21%
5-Year +2.62% +0.05%
10-Year +8.92% +0.63%
Advisor
1-Year -5.83% -5.83%
5-Year +3.89% +0.77%
10-Year +11.69% +1.11%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 3.03% 3.54% 3.24%
Advisor 3.32% 3.85% 3.54%
See page 21 for Performance Summary footnotes.

Franklin Low Duration Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
See page 21 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/12–10/31/22)
Advisor Class
(10/31/12–10/31/22)

Franklin Low Duration Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the
Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Derivatives, including currency management strategies, involve costs and can create econom-
ic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impos-
sible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/23 without Board consent.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/22.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Morningstar. The Bloomberg U.S. Government/Credit Index: 1-3 Year Component includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related (sovereign, agency, local authority and supranational) and corporate securities with at least one year up to, but not including, three years to final maturity.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–10/31/22)
Share Class
Net Investment
Income
A $0.276755
C $0.240244
R $0.253732
R6 $0.310395
Advisor $0.299660
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.96%
Advisor 0.46% 0.71%

Your Fund’s Expenses
Franklin Low Duration Total Return Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $973.10 $3.33 $1,021.83 $3.41 0.67%
C $1,000 $972.20 $5.33 $1,019.81 $5.45 1.07%
R $1,000 $973.00 $4.55 $1,020.59 $4.66 0.91%
R6 $1,000 $975.10 $1.48 $1,023.70 $1.52 0.30%
Advisor $1,000 $974.50 $2.08 $1,023.10 $2.13 0.42%

franklintempleton.com
Annual Report
Franklin Total Return Fund
This annual report for Franklin Total Return Fund covers the fiscal year ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income, consistent
with preservation of capital. As a secondary goal, capital
appreciation over the long term. The Fund invests primarily
in investment grade debt securities (including unrated
securities of comparable quality) and other investments that provide exposure to such securities. The Fund currently
focuses on government and corporate debt securities and
mortgage- and asset-backed securities, but may invest
in other securities and investments, such as floating-rate
corporate loans and securities and municipal securities.
Performance Overview
The Fund’s Class A shares posted a -18.06% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the Bloomberg U.S. Aggregate
Bond Index posted a -15.68% cumulative total return.
1
The
index measures the U.S. investment-grade, fixed-rate,
taxable bond market with index components for government
and corporate, mortgage pass through and asset-backed
securities. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 25 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities, across the entire fixed income
opportunity set, on a relative basis. The Fund may also
invest up to 20% of its total assets in noninvestment-
grade debt securities. In addition, we may use derivative
transactions, such as currency and currency forwards,
interest rate/bond futures contracts, options on exchange-
traded funds and swap agreements, to obtain net long
or short exposures to select currencies, interest rates,
countries, duration or credit risks.
*Includes non-agency residential mortgage-backed securities, collateralized loan obligations and consumer loan certificates.
Manager’s Discussion
Amid consistent hawkish comments from U.S. Federal
Reserve (Fed) officials, financial markets experienced
elevated recessionary concerns and persistent volatility
during the reporting period. Against this backdrop, the U.S.
Treasury (UST) yield curve rose and flattened, with the
2-year to 10-year portion of the curve inverting. Fixed income sectors generally posted negative total returns mainly due to the move in UST.
During the period, the portfolio’s short U.S. duration
exposure relative to the benchmark, primarily in the
5-year part of the curve, was a significant contributor
to performance. Underweight allocation relative to the
benchmark in agency mortgage-backed securities (MBS)
and investment-grade corporate credit (IG), overweight
allocation to non-agency residential mortgage-backed
securities (RMBS) and foreign currency, primarily our short
Euro exposure, benefited returns. Allocation to collateralized loan obligations (CLOs), high yield (HY) corporate credit and floating-rate bank loans (BL) detracted from performance.
Security selection across corporate credit sectors (IG, HY, BL and CLOs) and sovereign emerging market securities (EM)
were also negative contributors to returns.
Portfolio Composition
10/31/22
% of Total Net
Assets
U.S. Government and Agency Securities 25.4%
Mortgage-Backed Securities 20.6%
Corporate Bonds 16.0%
Management Investment Companies 14.5%
Asset-Backed Securities* 14.2%
Residential Mortgage-Backed Securities 4.6%
Foreign Government and Agency Securities 3.7%
Municipal Bonds 3.6%
Marketplace Loans 2.7%
Commercial Mortgage-Backed Securities 1.4%
Other 0.1%
Short-Term Investments & Other Net Assets -6.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page

.

Franklin Total Return Fund

franklintempleton.com
Annual Report
USTs were the Fund’s largest absolute allocation at period-
end, but the portfolio remained underweight in the sector
relative to the benchmark given our expectation for further
increases in USTs and better relative opportunities in
other asset classes. IG was also one of the Fund’s largest
allocations, and we increased exposure over the period, but
we remained slightly underweight in the sector relative to
the benchmark. We also increased our allocations in MBS,
CLOs, and Treasury Inflation-Protected Securities (TIPS).
We pared our exposure to HY, EM, BL, RMBS and taxable
municipal bonds.
In terms of our sector outlooks, we favor credit quality with shorter durations for the corporate credit sectors. We are
moderately bearish across the corporate credit sectors of
IG, HY and senior-secured floating-rate loans. Generally, the combination of attractive yields and a positive fundamental
outlook have been offset by concerns about higher rates,
a likely recession, and relatively expensive valuations. We
expect near-term volatility to persist and continue to focus on security selection.
For securitized sectors, we have maintained a generally
neutral outlook with a preference for defensive positions
that are higher in the capital structure. In agency MBS, the rapid increase in mortgage rates has almost eliminated
prepayment risk, causing the index to extend to near full
duration, although ongoing rate volatility and the potential for selling from the Fed remain challenges for the sector. For non-agency RMBS, headwinds have increased, as higher
mortgage rates have eroded affordability and led to declining home sales. We expect that declining forbearance requests,
strong underwriting standards and a healthy labor market
should keep mortgage credit performance stable. However,
we remained cautious on the sector as its smaller size, and
thus lower liquidity relative to other fixed income sectors, may result in increased volatility. Despite our generally
cautious stance, we are finding opportunities in higher-
quality fixed-income investments, which also have lower
sensitivity to rising rates.
Effective August 1, 2022 Thomas Runkel was added as
Portfolio Manager. Subsequent to fiscal year-end October
31, 2022, David Yuen (Portfolio Manager) retired effective
September 30, 2022. His responsibilities have been
allocated to others in the portfolio management team.
Thank you for your continued participation in Franklin
Total Return Fund. We look forward to serving your future
investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Tina Chou
Thomas Runkel, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2022
Franklin Total Return Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -18.06% -21.15%
5-Year -6.38% -2.06%
10-Year +3.33% -0.05%
Advisor
1-Year -17.86% -17.86%
5-Year -5.20% -1.06%
10-Year +5.93% +0.58%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 2.02% 3.58% 3.35%
Advisor 2.26% 3.95% 3.71%
See page 27 for Performance Summary footnotes.

Franklin Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/12–10/31/22)
Advisor Class
(10/31/12–10/31/22)

Franklin Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of cer-
tain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions)
are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/23 without Board consent.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/22.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg U.S. Aggregate Bond measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-
throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–10/31/22)
Share Class
Net Investment
Income
Tax Return
of Capital Total
A $0.260410 $0.002975 $0.263385
C $0.225759 $0.002579 $0.228338
R $0.238620 $0.002726 $0.241346
R6 $0.293003 $0.003347 $0.296350
Advisor $0.282407 $0.003226 $0.285633
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.88% 0.94%
Advisor 0.63% 0.69%

Your Fund’s Expenses
Franklin Total Return Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $911.80 $4.00 $1,021.02 $4.23 0.83%
C $1,000 $910.50 $5.95 $1,018.98 $6.29 1.24%
R $1,000 $910.30 $5.21 $1,019.75 $5.51 1.08%
R6 $1,000 $914.10 $2.06 $1,023.06 $2.17 0.43%
Advisor $1,000 $913.40 $2.78 $1,022.30 $2.94 0.58%

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.89 $7.95 $8.02 $8.10 $8.24
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.017 (0.006) 0.125 0.140 0.088
Net realized and unrealized gains (losses) ........... (0.340) 0.022 (0.025) 0.021 (0.035)
Total from investment operations .................... (0.323) 0.016 0.100 0.161 0.053
Less distributions from:
Net investment income .......................... (0.087) (0.076) (0.170) (0.241) (0.193)
Net asset value, end of year ....................... $7.48 $7.89 $7.95 $8.02 $8.10
Total return
c
................................... (4.11)% 0.20% 1.26% 2.01% 0.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.93% 0.97% 0.97% 0.95% 0.96%
Expenses net of waiver and payments by affiliates ....... 0.87% 0.91% 0.96%
d
0.94%
d
0.95%
d
Net investment income (loss) ...................... 0.22% (0.07)% 1.57% 1.73% 1.07%
Supplemental data
Net assets, end of year (000’s) ..................... $353,584 $432,447 $460,621 $393,736 $419,055
Portfolio turnover rate ............................ 15.99% 68.61% 35.03% 12.72% 11.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.88 $7.95 $8.02 $8.09 $8.24
Income from investment operations
a
:
Net investment income
b
......................... 0.029 0.006 0.137 0.151 0.100
Net realized and unrealized gains (losses) ........... (0.330) 0.012 (0.024) 0.031 (0.044)
Total from investment operations .................... (0.301) 0.018 0.113 0.182 0.056
Less distributions from:
Net investment income .......................... (0.099) (0.088) (0.182) (0.252) (0.206)
Net asset value, end of year ....................... $7.48 $7.88 $7.95 $8.02 $8.09
Total return
c
................................... (3.85)% 0.23% 1.41% 2.29% 0.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.82% 0.82% 0.80% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.72% 0.77% 0.81%
d
0.79%
d
0.79%
d
Net investment income ........................... 0.37% 0.08% 1.72% 1.88% 1.23%
Supplemental data
Net assets, end of year (000’s) ..................... $55,048 $66,942 $77,910 $86,471 $100,477
Portfolio turnover rate ............................ 15.99% 68.61% 35.03% 12.72% 11.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.88 $7.95 $8.02 $8.09 $8.24
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.017) (0.035) 0.093 0.106 0.054
Net realized and unrealized gains (losses) ........... (0.326) 0.010 (0.024) 0.032 (0.044)
Total from investment operations .................... (0.343) (0.025) 0.069 0.138 0.010
Less distributions from:
Net investment income .......................... (0.057) (0.045) (0.138) (0.208) (0.160)
Net asset value, end of year ....................... $7.48 $7.88 $7.95 $8.02 $8.09
Total return
c
................................... (4.37)% (0.32)% 0.86% 1.73% 0.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.34% 1.38% 1.37% 1.35% 1.36%
Expenses net of waiver and payments by affiliates ....... 1.27% 1.33% 1.36%
d
1.34%
d
1.35%
d
Net investment income (loss) ...................... (0.22)% (0.45)% 1.16% 1.33% 0.67%
Supplemental data
Net assets, end of year (000’s) ..................... $21,568 $36,318 $71,212 $84,685 $126,585
Portfolio turnover rate ............................ 15.99% 68.61% 35.03% 12.72% 11.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.90 $7.97 $8.03 $8.11 $8.25
Income from investment operations
a
:
Net investment income
b
......................... 0.040 0.021 0.154 0.169 0.121
Net realized and unrealized gains (losses) ........... (0.331) 0.014 (0.014) 0.021 (0.037)
Total from investment operations .................... (0.291) 0.035 0.140 0.190 0.084
Less distributions from:
Net investment income .......................... (0.109) (0.105) (0.199) (0.270) (0.224)
Net asset value, end of year ....................... $7.50 $7.90 $7.97 $8.03 $8.11
Total return .................................... (3.71)% 0.44% 1.75% 2.39% 1.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.63% 0.64% 0.62% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.56% 0.55% 0.60%
c
0.58%
c
0.57%
c
Net investment income ........................... 0.52% 0.27% 1.93% 2.09% 1.45%
Supplemental data
Net assets, end of year (000’s) ..................... $29,513 $41,913 $33,530 $31,953 $36,026
Portfolio turnover rate ............................ 15.99% 68.61% 35.03% 12.72% 11.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.89 $7.96 $8.03 $8.10 $8.25
Income from investment operations
a
:
Net investment income
b
......................... 0.040 0.014 0.146 0.160
b
0.108
b
Net realized and unrealized gains (losses) ........... (0.334) 0.012 (0.025) 0.031 (0.044)
Total from investment operations .................... (0.294) 0.026 0.121 0.191 0.064
Less distributions from:
Net investment income .......................... (0.106) (0.096) (0.190) (0.261) (0.214)
Net asset value, end of year ....................... $7.49 $7.89 $7.96 $8.03 $8.10
Total return .................................... (3.76)% 0.33% 1.51% 2.39% 0.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.72% 0.72% 0.70% 0.71%
Expenses net of waiver and payments by affiliates ....... 0.62% 0.66% 0.71%
c
0.69%
c
0.70%
c
Net investment income ........................... 0.52% 0.18% 1.82% 1.98% 1.32%
Supplemental data
Net assets, end of year (000’s) ..................... $99,817 $86,615 $98,851 $103,639 $112,441
Portfolio turnover rate ............................ 15.99% 68.61% 35.03% 12.72% 11.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 22.0%
Diversified Financial Services 0.1%
a
GNMA , 2010-12 , FD , FRN , 4.012% , ( 1-month USD LIBOR + 0.6% ), 1/16/40 .......
$ 646,052 $ 644,356
Thrifts & Mortgage Finance 21.9%
a
FHLMC ,
4988, AF, FRN, 2.914%, (1-month USD LIBOR + 0.35%), 10/15/37 ............. 5,589,272 5,444,669
4891, AF, FRN, 2.964%, (1-month USD LIBOR + 0.4%), 7/15/42 .............. 8,902,966 8,848,421
343, F4, FRN, 2.914%, Strip, (1-month USD LIBOR + 0.35%), 10/15/37 ......... 5,216,693 5,161,360
4989, FA, FRN, 2.725%, (1-month USD LIBOR + 0.35%), 8/15/40 ............. 6,673,910 6,499,909
5198, FB, FRN, 2.534%, (30-day SOFR Average + 0.25%), 6/15/49 ............ 7,863,364 7,769,997
4915, FE, FRN, 2.964%, (1-month USD LIBOR + 0.4%), 2/15/38 .............. 9,820,378 9,945,375
4895, GF, FRN, 2.943%, (1-month USD LIBOR + 0.4%), 11/15/43 ............. 8,102,788 8,071,335
4197, KF, FRN, 2.615%, (1-month USD LIBOR + 0.3%), 9/15/37 .............. 2,610,773 2,569,961
4107, KF, FRN, 2.954%, (1-month USD LIBOR + 0.39%), 6/15/38 ............. 2,757,054 2,714,240
4215, KF, FRN, 2.864%, (1-month USD LIBOR + 0.3%), 2/15/40 .............. 2,343,499 2,302,447
4845, QF, FRN, 3.712%, (1-month USD LIBOR + 0.3%), 12/15/48 ............. 5,636,266 5,517,614
4730, WF, FRN, 2.914%, (1-month USD LIBOR + 0.35%), 8/15/38 ............. 4,797,018 4,834,661
4794, WF, FRN, 2.89%, (1-month USD LIBOR + 0.35%), 3/15/43 .............. 5,010,473 4,981,589
a
FNMA ,
2019-38, AF, FRN, 2.964%, (1-month USD LIBOR + 0.4%), 7/25/49 ............ 5,458,255 5,481,683
2019-59, BF, FRN, 2.964%, (1-month USD LIBOR + 0.4%), 10/25/49 ........... 8,119,977 8,206,846
2019-38, CF, FRN, 4.036%, (1-month USD LIBOR + 0.45%), 7/25/49 ........... 1,566,053 1,521,852
2021-44, FA, FRN, 2.484%, (30-day SOFR Average + 0.2%), 6/25/45 ........... 7,005,031 6,883,666
2020-54, WF, FRN, 3.014%, (1-month USD LIBOR + 0.45%), 8/25/50 .......... 4,878,757 4,717,641
2021-8, YF, FRN, 2.484%, (30-day SOFR Average + 0.2%), 3/25/61 ............ 14,054,451 14,136,845
2021-36, YF, FRN, 2.484%, (30-day SOFR Average + 0.2%), 6/25/61 ........... 6,909,396 6,909,229
122,519,340
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $123,977,832) ...............
123,163,696
Mortgage-Backed Securities 73.5%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 19.1%
FHLMC, 2.166%, (12-month USD LIBOR +/- MBS Margin), 10/01/43 ............. 2,780,170 2,743,005
FHLMC, 2.577%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 .............. 5,947,838 5,984,962
FHLMC, 2.649%, (12-month USD LIBOR +/- MBS Margin), 7/01/46 .............. 11,343,899 11,258,271
FHLMC, 2.661%, (12-month USD LIBOR +/- MBS Margin), 11/01/46 ............. 7,590,385 7,752,866
FHLMC, 2.759%, (12-month USD LIBOR +/- MBS Margin), 5/01/45 .............. 2,272,667 2,254,619
FHLMC, 2.77%, (12-month USD LIBOR +/- MBS Margin), 11/01/46 .............. 5,461,296 5,471,205
FHLMC, 2.848%, (12-month USD LIBOR +/- MBS Margin), 1/01/44 .............. 3,075,229 3,087,109
FHLMC, 2.862%, (12-month USD LIBOR +/- MBS Margin), 10/01/46 ............. 5,336,170 5,316,653
FHLMC, 2.984%, (12-month USD LIBOR +/- MBS Margin), 8/01/47 .............. 7,185,436 7,251,421
FHLMC, 3.07%, (12-month USD LIBOR +/- MBS Margin), 6/01/47 ............... 8,214,263 8,165,448
FHLMC, 3.073%, (12-month USD LIBOR +/- MBS Margin), 7/01/35 .............. 2,648,441 2,669,707
FHLMC, 3.099%, (12-month USD LIBOR +/- MBS Margin), 6/01/37 .............. 2,570,427 2,598,201
FHLMC, 3.125%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 2,668,199 2,672,042
FHLMC, 3.079% - 3.274%, (6-month USD LIBOR +/- MBS Margin), 4/01/36 - 1/01/37 310,801 306,650
FHLMC, 3.379%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 2,968,078 2,991,234
FHLMC, 1.612% - 4.25%, (12-month USD LIBOR +/- MBS Margin), 8/01/34 - 11/01/41 26,936,561 26,962,893
FHLMC, 2.439% - 4.795%, (1-year CMT T-Note +/- MBS Margin), 8/01/33 - 6/01/37 .. 9,316,125 9,425,363
106,911,649
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.2%
FHLMC Pool, 15 Year, 2%, 7/01/36 ...................................... 12,038,152 10,596,790
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 14,246,138 12,924,298
23,521,088

Franklin Investors Securities Trust
Schedule of Investments
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate 43.5%
FNMA, 2.889%, (12-month USD LIBOR +/- MBS Margin), 3/01/35 ............... $ 2,819,697 $ 2,832,546
FNMA, 2.996%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ............... 3,665,043 3,719,863
FNMA, 2.999%, (12-month USD LIBOR +/- MBS Margin), 9/01/38 ............... 10,458,378 10,646,754
FNMA, 3.063%, (12-month USD LIBOR +/- MBS Margin), 5/01/47 ............... 7,362,826 7,451,254
FNMA, 3.122%, (12-month USD LIBOR +/- MBS Margin), 4/01/44 ............... 50,893,400 51,580,447
FNMA, 3.166%, (12-month USD LIBOR +/- MBS Margin), 11/01/34 .............. 2,244,691 2,270,525
FNMA, 3.175%, (COFI 11th District +/- MBS Margin), 4/01/34 .................. 7,055,599 6,896,483
FNMA, 3.195%, (12-month USD LIBOR +/- MBS Margin), 4/01/40 ............... 3,744,672 3,786,258
FNMA, 3.317%, (12-month USD LIBOR +/- MBS Margin), 4/01/47 ............... 24,166,027 24,544,015
FNMA, 3.319%, (12-month USD LIBOR +/- MBS Margin), 9/01/45 ............... 4,536,565 4,561,417
FNMA, 3.656%, (1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 6,478,727 6,594,187
FNMA, 3.709%, (1-month USD LIBOR +/- MBS Margin), 8/01/27 ................ 126,585 126,555
FNMA, 2.429% - 4.511%, (12-month average of 1-year CMT +/- MBS Margin), 12/01/26
- 11/01/44 ....................................................... 3,792,995 3,844,707
FNMA, 1.531% - 4.683%, (12-month USD LIBOR +/- MBS Margin), 4/01/32 - 5/01/48 72,533,399 72,501,054
FNMA, 2.841% - 4.765%, (3-year CMT T-Note +/- MBS Margin), 12/01/22 - 7/01/34 .. 195,363 192,390
FNMA, 3.175% - 4.838%, (5-year CMT T-Note +/- MBS Margin), 4/01/27 - 2/01/30 ... 38,778 38,484
FNMA, 1.932% - 5%, (COFI 11th District +/- MBS Margin), 11/01/23 - 12/01/37 ..... 3,513,873 3,420,658
FNMA, 2.095% - 5.635%, (6-month USD LIBOR +/- MBS Margin), 9/01/23 - 3/01/38 . 16,385,488 16,438,897
FNMA, 1.84% - 6.12%, (1-year CMT T-Note +/- MBS Margin), 12/01/22 - 12/01/40 ... 21,892,525 21,778,129
FNMA, 3.775% - 6.31%, (6-month H15BDI +/- MBS Margin), 7/01/24 - 11/01/34 ..... 53,805 55,093
243,279,716
Federal National Mortgage Association (FNMA) Fixed Rate 6.6%
FNMA, 15 Year, 2%, 7/01/36 ........................................... 28,636,148 25,207,102
FNMA, 15 Year, 2%, 10/01/36 .......................................... 5,905,410 5,198,133
FNMA, 15 Year, 2.5%, 3/01/35 ......................................... 7,159,796 6,482,880
36,888,115
b
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 1.75% - 2.875%, (1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 .. 333,321 325,850
325,850
Total Mortgage-Backed Securities (Cost $435,933,738) ...........................
410,926,418
Total Long Term Investments (Cost $559,911,570) ...............................
534,090,114
a
a a a a
Short Term Investments 3.9%
Shares
a
Money Market Funds 3.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ................... 22,050,458 22,050,458
Total Money Market Funds (Cost $22,050,458) ..................................
22,050,458
Total Short Term Investments (Cost $22,050,458 ) ................................
22,050,458
a
Total Investments (Cost $581,962,028) 99.4% ...................................
$556,140,572
Other Assets, less Liabilities 0.6% .............................................
3,389,598
Net Assets 100.0% ...........................................................
$559,530,170

Franklin Investors Securities Trust
Schedule of Investments
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 418 .
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.89 $7.35 $8.18 $8.70 $8.83
Income from investment operations
a
:
Net investment income .......................... 0.359
b
0.296
b
0.332
b
0.441
b
0.396
Net realized and unrealized gains (losses) ........... (0.607) 0.545 (0.808) (0.515) (0.129)
Total from investment operations .................... (0.248) 0.841 (0.476) (0.074) 0.267
Less distributions from:
Net investment income .......................... (0.362) (0.301) (0.355) (0.446) (0.397)
Net asset value, end of year ....................... $7.28 $7.89 $7.35 $8.18 $8.70
Total return
c
................................... (3.25)% 11.79% (6.00)% (0.88)% 2.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 1.00% 0.96% 0.89% 0.87%
Expenses net of waiver and payments by affiliates
d
...... 0.92% 0.98% 0.93% 0.86% 0.81%
Net investment income ........................... 4.68% 3.86% 4.33% 5.21% 4.53%
Supplemental data
Net assets, end of year (000’s) ..................... $828,324 $803,542 $717,021 $1,049,359 $1,344,473
Portfolio turnover rate ............................ 37.05% 66.03% 32.39% 23.23%
e
58.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.89 $7.36 $8.18 $8.70 $8.83
Income from investment operations
a
:
Net investment income .......................... 0.325
b
0.268
b
0.306
b
0.407
b
0.364
Net realized and unrealized gains (losses) ........... (0.604) 0.532 (0.804) (0.514) (0.131)
Total from investment operations .................... (0.279) 0.800 (0.498) (0.107) 0.233
Less distributions from:
Net investment income .......................... (0.331) (0.270) (0.323) (0.413) (0.363)
Net asset value, end of year ....................... $7.28 $7.89 $7.36 $8.18 $8.70
Total return
c
................................... (3.63)% 11.34% (6.39)% (1.39)% 2.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 1.40% 1.36% 1.29% 1.27%
Expenses net of waiver and payments by affiliates
d
...... 1.32% 1.38% 1.33% 1.26% 1.21%
Net investment income ........................... 4.24% 3.50% 3.98% 4.81% 4.13%
Supplemental data
Net assets, end of year (000’s) ..................... $89,383 $100,317 $160,194 $296,134 $438,480
Portfolio turnover rate ............................ 37.05% 66.03% 32.39% 23.23%
e
58.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.90 $7.37 $8.19 $8.71 $8.84
Income from investment operations
a
:
Net investment income .......................... 0.446
b
0.317
b
0.363
b
0.463
b
0.427
Net realized and unrealized gains (losses) ........... (0.668) 0.541 (0.804) (0.508) (0.130)
Total from investment operations .................... (0.222) 0.858 (0.441) (0.045) 0.297
Less distributions from:
Net investment income .......................... (0.388) (0.328) (0.380) (0.475) (0.427)
Net asset value, end of year ....................... $7.29 $7.90 $7.37 $8.19 $8.71
Total return .................................... (2.92)% 12.15% (5.69)% (0.54)% 3.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.72% 0.69% 0.57% 0.55%
Expenses net of waiver and payments by affiliates
c
...... 0.58% 0.63% 0.59% 0.53% 0.48%
Net investment income ........................... 5.96% 4.09% 4.71% 5.54% 4.86%
Supplemental data
Net assets, end of year (000’s) ..................... $201,719 $24,999 $9,568 $18,764 $142,075
Portfolio turnover rate ............................ 37.05% 66.03% 32.39% 23.23%
d
58.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.89 $7.36 $8.18 $8.71 $8.84
Income from investment operations
a
:
Net investment income .......................... 0.365
b
0.315
b
0.358
b
0.463
b
0.418
Net realized and unrealized gains (losses) ........... (0.594) 0.535 (0.806) (0.525) (0.129)
Total from investment operations .................... (0.229) 0.850 (0.448) (0.062) 0.289
Less distributions from:
Net investment income .......................... (0.381) (0.320) (0.373) (0.468) (0.419)
Net asset value, end of year ....................... $7.28 $7.89 $7.36 $8.18 $8.71
Total return .................................... (3.01)% 12.06% (5.78)% (0.74)% 3.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.75% 0.71% 0.64% 0.62%
Expenses net of waiver and payments by affiliates
c
...... 0.67% 0.73% 0.68% 0.61% 0.56%
Net investment income ........................... 4.74% 4.09% 4.65% 5.46% 4.78%
Supplemental data
Net assets, end of year (000’s) ..................... $300,958 $434,688 $376,997 $858,071 $1,743,880
Portfolio turnover rate ............................ 37.05% 66.03% 32.39% 23.23%
d
58.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 4.5%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 287,830 $ 71,238
Machinery 1.3%
a,b
UTEX Industries, Inc. .................................. United States 261,340 17,901,790
Oil, Gas & Consumable Fuels 3.2%
b
Quarternorth Energy Holding, Inc. ......................... United States 370,321 45,425,981
Road & Rail 0.0%
a,c
Onsite Rental Group Operations Pty. Ltd. ................... Australia 11,563,612 —
Total Common Stocks (Cost $70,494,254) ......................................
63,399,009
Management Investment Companies 2.9%
Capital Markets 2.9%
d
Franklin Floating Rate Income Fund ....................... United States 4,630,114 34,911,058
e
Invesco Senior Loan ETF ............................... United States 280,416 5,810,219
40,721,277
Total Management Investment Companies (Cost $51,562,905) ....................
40,721,277
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 681,685 511,264
a
Total Preferred Stocks (Cost $919,936) .........................................
511,264
Warrants
Warrants 0.9%
Machinery 0.0%
†
a,b,c
UTEX Industries, Inc., 2/20/49 ............................ United States 634 6,469
Oil, Gas & Consumable Fuels 0.9%
a,b
Quarternorth Energy Holding, Inc., 2/01/49 .................. United States 105,425 12,932,116
Total Warrants (Cost $12,703,712) .............................................
12,938,585
Principal
Amount
*
Corporate Bonds 5.9%
Airlines 1.0%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 5,800,000 5,532,804
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 6,000,000 5,849,049
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 2,485,000 2,272,577
13,654,430
Capital Markets 0.1%
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 1,600,000 1,417,832
Chemicals 0.3%
f
ASP Unifrax Holdings, Inc. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 1,935,400 1,543,803

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
f
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,900,000 $ 3,394,170
4,937,973
Commercial Services & Supplies 0.2%
f
GFL Environmental, Inc. , Senior Secured Note , 144A, 3.5% , 9/01/28 Canada 2,300,000 1,956,024
Pitney Bowes, Inc. , Senior Bond , 4.625% , 3/15/24 .............
United States 881,000 806,456
2,762,480
Communications Equipment 0.1%
f
CommScope , Inc. , Senior Secured Note , 144A, 4.75% , 9/01/29 ... United States 2,019,200 1,710,503
Construction Materials 0.2%
f
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 ......... Mexico 3,875,000 3,304,741
Containers & Packaging 0.5%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Secured Note , 144A, 4.125% , 8/15/26 .................... United States 3,800,000 3,275,809
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 1,125,000 985,933
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 2,500,000 2,219,000
6,480,742
Diversified Consumer Services 0.1%
f
WW International, Inc. , Senior Secured Note , 144A, 4.5% , 4/15/29 United States 3,500,000 1,929,242
Diversified Financial Services 0.1%
f
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% ,
9/01/28 ........................................... United States 1,334,000 1,155,285
Diversified Telecommunication Services 0.3%
f
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 .............. France 2,000,000 1,510,000
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 3,730,000 2,851,305
4,361,305
Energy Equipment & Services 0.0%
†
f
Weatherford International Ltd. , Senior Secured Note , 144A, 6.5% ,
9/15/28 ........................................... United States 714,300 683,307
Entertainment 0.1%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,900,000 1,763,409
Hotels, Restaurants & Leisure 0.1%
f
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 2,300,000 2,139,690
Independent Power and Renewable Electricity Producers 0.3%
f
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 4,400,000 3,961,331
Insurance 0.1%
f
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
4.25% , 2/15/29 ..................................... United States 1,470,600 1,203,436
Media 0.5%
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 4,300,000 3,880,557

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
Radiate Holdco LLC / Radiate Finance, Inc. , Senior Secured Note ,
144A, 4.5% , 9/15/26 ................................. United States 1,600,000 $ 1,355,232
f
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 1,555,556 1,505,638
6,741,427
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 2,400,000 2,218,932
Road & Rail 1.5%
f
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 500,000 407,500
c,g
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 21,096,262 20,853,651
21,261,151
Specialty Retail 0.1%
f
99 Escrow Issuer, Inc. , Senior Secured Note , 144A, 7.5% , 1/15/26 United States 2,500,000 1,428,293
Wireless Telecommunication Services 0.1%
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 1,430,000 1,139,825
Total Corporate Bonds (Cost $98,063,789) ......................................
84,255,334
h
Senior Floating Rate Interests 79.2%
i
Aerospace & Defense 0.8%
g
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 10,935,236 9,361,000
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 7.254%, (1-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 1,536,031 1,445,413
2020 Term Loan, B2, 7.254%, (1-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 825,823 777,104
11,583,517
a a a a a a
Air Freight & Logistics 0.5%
i
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 , 7.504% ,
( 1-month USD LIBOR + 3.75% ), 3/24/26 .................. United States 7,509,859 7,201,016
i
Airlines 2.6%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 8.993% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ....... United States 4,054,364 4,021,788
Air Canada , Term Loan , 6.421% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 4,304,009 4,210,311
American Airlines, Inc. , 2018 Replacement Term Loan , 5.346% ,
( 1-month USD LIBOR + 1.75% ), 6/27/25 .................. United States 10,504,681 9,957,807
Kestrel Bidco , Inc. , Term Loan , 5.993% , ( 1-month USD LIBOR +
3% ), 12/11/26 ...................................... Canada 11,794,904 10,359,464
United AirLines , Inc. , Term Loan, B , 8.108% , ( 3-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 8,286,255 8,110,752
36,660,122
a a a a a a
i
Auto Components 2.7%
j
Adient US LLC , Term Loan, B1 , 7.004% , ( 1-month USD LIBOR +
3.25% ), 4/10/28 ..................................... United States 8,551,390 8,290,573
Clarios Global LP , First Lien, Amendment No. 1 Dollar Term Loan ,
7.004% , ( 1-month USD LIBOR + 3.25% ), 4/30/26 ............ United States 4,715,638 4,595,908

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Auto Components (continued)
DexKo Global, Inc. , First Lien, Closing Date Term Loan , 7.062% ,
( 1-month USD LIBOR + 3.75%; 3-month USD LIBOR + 3.75% ),
10/04/28 .......................................... United States 7,650,447 $ 6,975,563
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 8.368%, (6-month SOFR + 5%),
3/30/27 ........................................... United States 7,699,744 7,318,607
Second Lien, 2021 Term Loan, 11.871%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 4,220,469 3,798,422
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
8.254% , ( 1-month USD LIBOR + 4.5% ), 11/09/27 ............ United States 5,980,810 5,462,483
TI Group Automotive Systems LLC , Refinancing U.S. Term Loan ,
6.924% , ( 3-month USD LIBOR + 3.25% ), 12/16/26 ........... United States 2,164,944 2,131,572
38,573,128
a a a a a a
Automobiles 0.5%
i
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
6.884% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 8,139,039 7,415,682
Banks 0.3%
i
Finastra Ltd. , First Lien, Dollar Term Loan , 6.871% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 5,643,799 3,644,355
i
Beverages 0.7%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 6.8% ,
( 1-month USD LIBOR + 3.5% ), 4/05/28 ................... United States 3,970,776 2,739,835
Naked Juice LLC , First Lien, Initial CME Term Loan , 6.903% ,
( 3-month SOFR + 3.25% ), 1/24/29 ....................... United States 1,767,358 1,620,279
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 7.174% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 6,227,484 5,569,737
9,929,851
a a a a a a
i
Building Products 0.2%
Cornerstone Building Brands, Inc. , Term Loan, B , 6.589% , ( 1-month
USD LIBOR + 3.25% ), 4/12/28 .......................... United States 2,925,223 2,469,532
Quikrete Holdings, Inc. , First Lien, Fourth Amendment Term Loan,
B1 , 6.115% , ( 1-month USD LIBOR + 3% ), 6/11/28 ........... United States 9,950 9,716
2,479,248
a a a a a a
Capital Markets 2.5%
i
Citadel Securities LP ,
2021 CME Term Loan, 5.649%, (1-month SOFR + 2.5%), 2/02/28 United States 4,547,594 4,516,807
CME Term Loan, B 1, 6.149%, (1-month SOFR + 3%), 2/02/28 .. United States 1,360,000 1,355,471
i
Deerfield Dakota Holding LLC , First Lien, Initial Dollar CME Term
Loan , 6.784% , ( 1-month SOFR + 3.75% ), 4/09/27 ........... United States 11,124,497 10,544,633
i
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 7.254% , ( 1-month USD LIBOR + 3.5% ), 4/07/28 .... United States 8,206,441 7,668,960
i
Jane Street Group LLC , Dollar Term Loan , 5.865% , ( 1-month USD
LIBOR + 2.75% ), 1/26/28 .............................. United States 3,504,413 3,411,493
Osmosis Buyer Ltd. ,
i
2022 Refinancing CME Term Loan, B, 6.858%, (1-month SOFR +
3.75%), 7/31/28 ..................................... United Kingdom 4,047,000 3,774,677
j,k
CME Term Loan, TBD, 7/31/28 .......................... United Kingdom 1,787,224 1,667,329
i
Russell Investments US Institutional Holdco, Inc. , 2025 Term Loan ,
7.254% , ( 1-month USD LIBOR + 3.5% ), 5/30/25 ............. United States 2,507,985 2,317,742
35,257,112
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
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Principal
Amount
*
a
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a a a a a
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Senior Floating Rate Interests
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i
Chemicals 3.8%
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan , 7.424% ,
( 3-month USD LIBOR + 3.75% ), 12/12/25 ................. United States 8,160,007 $ 7,525,566
CPC Acquisition Corp. , First Lien, Initial Term Loan , 7.424% ,
( 3-month USD LIBOR + 3.75% ), 12/29/27 ................. United States 3,055,447 2,433,281
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 7.254% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 6,117,593 5,772,714
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 7.413%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 6,783,000 5,809,639
Second Lien, Initial CME Term Loan, 11.005%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 2,093,023 1,684,884
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 6.504% ,
( 1-month USD LIBOR + 2.75% ), 1/29/26 .................. United Kingdom 8,079,039 7,622,089
LSF11 A5 Holdco LLC , CME Term Loan , 7.343% , ( 1-month SOFR +
3.5% ), 10/15/28 ..................................... United States 4,487,239 4,279,704
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 7.254% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 3,141,261 2,941,980
PMHC II, Inc. , Initial CME Term Loan, B , 8.494% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 13,306,711 10,426,673
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
8.415% , ( 3-month USD LIBOR + 4% ), 3/16/27 .............. United States 6,201,743 5,856,771
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan , 6.378% ,
( 1-month USD LIBOR + 3.25% ), 8/02/28 .................. United States 7,824 7,446
54,360,747
a a a a a a
i
Commercial Services & Supplies 4.0%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan , 7.504% ,
( 1-month USD LIBOR + 3.75% ), 5/12/28 .................. United States 7,482,221 6,810,505
Amentum Government Services Holdings LLC , First Lien, CME Term
Loan, 3 , 7.392% , ( 3-month SOFR + 4%; 6-month SOFR + 4% ),
2/15/29 ........................................... United States 12,104,622 11,751,531
APX Group, Inc. , Initial Term Loan , 6.734% , ( 3-month USD LIBOR +
2.25%; 3-month USD LIBOR + 3.25% ), 7/10/28 ............. United States 3,132,920 2,890,855
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 7.553% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 5,983,259 5,752,664
Madison IAQ LLC , Term Loan , 6.815% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 6,535,532 5,929,165
Pitney Bowes, Inc. , Refinancing Term Loan, B , 7.76% , ( 1-month USD
LIBOR + 4% ), 3/17/28 ................................ United States 11,331,222 10,254,756
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 6.505% , ( 3-month USD LIBOR + 2.75% ), 9/23/26 United States 6,699,426 6,615,684
Spin Holdco, Inc. , Initial Term Loan , 7.144% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 7,291,605 6,445,487
56,450,647
a a a a a a
Communications Equipment 0.4%
i
CommScope , Inc. , Initial Term Loan , 7.004% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 6,104,628 5,837,551
i
Construction & Engineering 0.7%
USIC Holdings, Inc. , First Lien, Initial Term Loan , 7.254% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 6,186,121 5,894,198
Zekelman Industries, Inc. , 2020 Term Loan , 5.604% , ( 3-month USD
LIBOR + 2% ), 1/24/27 ................................ United States 3,386,917 3,298,010
9,192,208
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

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a a a a a
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Senior Floating Rate Interests
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Containers & Packaging 1.7%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
7.504% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 ........... United States 5,405,228 $ 5,250,449
Kleopatra Finco SARL , USD Term Loan, B , 8.259% , ( 6-month SOFR
+ 4.75% ), 2/12/26 ................................... Luxembourg 7,393,944 6,254,057
Mauser Packaging Solutions Holding Co. , Initial Term Loan , 6.378% ,
( 1-month USD LIBOR + 3.25% ), 4/03/24 .................. United States 8,426,354 8,036,635
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 6.719% , ( 1-month USD
LIBOR + 3.5% ), 9/24/28 ............................... United States 5,359,398 5,213,944
24,755,085
a a a a a a
i
Diversified Consumer Services 1.5%
KUEHG Corp. , Term Loan, B3 , 7.504% , ( 1-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 8,515,157 8,179,276
Learning Care Group (US) No. 2, Inc. , First Lien, Initial Term Loan ,
7.586% , ( 3-month USD LIBOR + 3.25% ), 3/13/25 ............ United States 3,794,093 3,637,586
Pre-Paid Legal Services, Inc. , First Lien, Initial Term Loan , 6.82% ,
( 3-month USD LIBOR + 3.75% ), 12/15/28 ................. United States 1,438,081 1,395,694
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.) ,
2019 Term Loan, 7.504%, (1-month USD LIBOR + 3.75%), 9/03/26 United States 4,609,987 4,503,381
Initial Term Loan, 7.004%, (1-month USD LIBOR + 3.25%),
12/31/25 .......................................... United States 2,312,656 2,235,841
WW International, Inc. , Initial Term Loan , 7.26% , ( 1-month USD
LIBOR + 3.5% ), 4/13/28 ............................... United States 2,181,981 1,421,015
21,372,793
a a a a a a
i
Diversified Financial Services 1.7%
Mercury Borrower, Inc. , First Lien, Initial Term Loan , 7.188% ,
( 3-month USD LIBOR + 3.5% ), 8/02/28 ................... United States 5,939,329 5,582,969
MPH Acquisition Holdings LLC , Initial Term Loan , 7.32% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 4,860,725 4,526,550
Red Planet Borrower LLC , Initial Term Loan , 7.504% , ( 1-month USD
LIBOR + 3.75% ), 10/02/28 ............................. United States 3,441,294 2,126,221
Verscend Holding Corp. , Term Loan, B1 , 7.754% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 12,391,278 12,259,621
24,495,361
a a a a a a
i
Diversified Telecommunication Services 1.7%
Altice France SA , USD Incremental Term Loan, B13 , 6.905% ,
( 3-month USD LIBOR + 4% ), 8/14/26 ..................... France 4,346,691 3,997,152
Global Tel*Link Corp. ,
First Lien, Term Loan, 8.477%, (3-month USD LIBOR + 4.25%),
11/29/25 .......................................... United States 14,211,636 12,446,338
Second Lien, CME Term Loan, 14.094%, (3-month SOFR + 10%),
11/29/26 .......................................... United States 7,895,149 6,521,393
Zayo Group Holdings, Inc. , Initial Dollar Term Loan , 6.754% ,
( 1-month USD LIBOR + 3% ), 3/09/27 ..................... United States 1,755,569 1,430,349
24,395,232
a a a a a a
Electrical Equipment 0.3%
i
AZZ, Inc. , Initial CME Term Loan , 7.085% , ( 1-month SOFR + 4.25%;
3-month SOFR + 4.25% ), 5/13/29 ....................... United States 4,921,386 4,890,628
i
Entertainment 0.9%
AMC Entertainment Holdings, Inc. , Term Loan, B1 , 6.314% , ( 1-month
USD LIBOR + 3% ), 4/22/26 ............................ United States 1,969,388 1,405,158

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

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a a a a a
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Senior Floating Rate Interests
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i
Entertainment (continued)
Banijay Entertainment SAS , USD Term Loan, B , 6.878% , ( 1-month
USD LIBOR + 3.75% ), 3/01/25 .......................... France 5,156,276 $ 5,026,570
Playtika Holding Corp. , Term Loan, B1 , 6.504% , ( 1-month USD
LIBOR + 2.75% ), 3/13/28 .............................. United States 4,129,040 4,026,083
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 6.51% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 2,288,471 2,237,701
12,695,512
a a a a a a
i
Food & Staples Retailing 1.1%
GNC Holdings, Inc. , Second Lien, Term Loan , 9.48% , ( 1-month USD
LIBOR + 6% ), 10/07/26 ............................... United States 16,076,835 14,643,343
Shearer's Foods LLC , First Lien, Refinancing Term Loan , 7.254% ,
( 1-month USD LIBOR + 3.5% ), 9/23/27 ................... United States 1,651,268 1,538,784
16,182,127
a a a a a a
i
Food Products 0.2%
B&G Foods, Inc. , Tranche Term Loan, B4 , 6.254% , ( 1-month USD
LIBOR + 2.5% ), 10/10/26 .............................. United States 1,411,765 1,337,873
Primary Products Finance LLC , CME Term Loan, B , 7.709% ,
( 3-month SOFR + 4% ), 4/01/29 ......................... United States 1,998,074 1,944,066
3,281,939
a a a a a a
i
Health Care Equipment & Supplies 0.6%
Medline Borrower LP , Initial Dollar Term Loan , 7.004% , ( 1-month
USD LIBOR + 3.25% ), 10/23/28 ......................... United States 7,570,469 6,974,295
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 8.924% , ( 3-month USD LIBOR +
5.25% ), 12/15/27 .................................... United States 1,623,647 1,460,941
8,435,236
a a a a a a
i
Health Care Providers & Services 6.5%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 7.129%, (1-month USD
LIBOR + 3.375%), 12/23/27 ............................ United States 5,099,208 4,563,792
Amendment No. 5 Incremental Term Loan, 7.504%, (1-month USD
LIBOR + 3.75%), 12/23/27 ............................. United States 934,434 839,238
Aveanna Healthcare LLC ,
j
First Lien, 2021 Extended Term Loan, 7.322%, (1-month USD
LIBOR + 3.75%), 7/17/28 .............................. United States 5,183,992 4,191,258
l
First Lien, Delayed Draw New Term Loan, 7.322%, (1-month USD
LIBOR + 3.75%), 7/17/28 .............................. United States 364,071 294,351
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 7.98% ,
( 3-month SOFR + 5.25% ), 2/11/28 ....................... United States 1,612,903 1,531,250
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 7.239% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 6,002,404 5,858,346
Dermatology Intermediate Holdings III, Inc. ,
Closing Date CME Term Loan, 7.979%, (1-month SOFR + 4.25%),
4/02/29 ........................................... United States 2,032,207 1,961,079
l
Delayed Draw CME Term Loan, 7.979%, (1-month SOFR +
4.25%), 4/02/29 ..................................... United States 184,122 177,678
eResearchTechnology , Inc. , First Lien, Initial Term Loan , 7.615% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 5,557,457 5,187,553
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 7.754%, (1-month USD LIBOR + 4%),
12/18/28 .......................................... United States 4,535,223 4,319,800

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
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Principal
Amount
*
a
Value
a a a a a
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Senior Floating Rate Interests
(continued)
i
Health Care Providers & Services (continued)
FINThrive Software Intermediate Holdings, Inc., (continued)
Second Lien, Initial Term Loan, 10.504%, (1-month USD LIBOR +
6.75%), 12/17/29 .................................... United States 2,462,634 $ 2,128,947
Global Medical Response, Inc. , 2018 New Term Loan , 8.004% ,
( 1-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 2,426,076 1,890,835
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan ,
6.377% , ( 3-month USD LIBOR + 3.5% ), 11/01/28 ............ United States 6,196,374 5,991,119
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 9.434%, (1-month USD LIBOR +
3.75%; 3-month USD LIBOR + 3.75%), 3/02/28 ............. United States 8,670,234 6,223,841
First Lien, Initial Term Loan, C, 7.43%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 279,919 200,937
Pacific Dental Services LLC , Term Loan , 6.98% , ( 1-month USD
LIBOR + 3.5% ), 5/05/28 ............................... United States 2,652,223 2,575,972
j
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
7.424% , ( 3-month USD LIBOR + 3.75% ), 3/31/27 ............ United States 5,716,100 5,173,071
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 , 7.254% ,
( 1-month USD LIBOR + 3.5% ), 3/05/26 ................... United States 4,646,360 4,474,654
Phoenix Newco , Inc. , First Lien, Initial Term Loan , 6.365% , ( 1-month
USD LIBOR + 3.25% ), 11/15/28 ......................... United States 6,254,763 6,038,223
Radiology Partners, Inc. , First Lien, Term Loan, B , 7.825% , ( 1-month
USD LIBOR + 4.25% ), 7/09/25 .......................... United States 8,825,184 7,135,779
Team Health Holdings, Inc. , Extended CME Term Loan , 8.979% ,
( 1-month SOFR + 5.25% ), 3/02/27 ....................... United States 1,440,718 1,206,601
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 7.378% ,
( 1-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 3,617,065 3,441,872
U.S. Renal Care, Inc. , Initial Term Loan , 8.115% , ( 1-month USD
LIBOR + 5% ), 6/26/26 ................................ United States 4,527,615 2,835,419
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 7.754% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 14,598,953 14,238,577
92,480,192
a a a a a a
Health Care Technology 0.9%
i
athenahealth Group, Inc. , Initial CME Term Loan , 6.967% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 13,646,957 12,504,024
i
Hotels, Restaurants & Leisure 5.1%
g,j
24 Hour Fitness Worldwide, Inc. , Term Loan , 13.642% , PIK,
( 3-month USD LIBOR + 5% ), 12/29/25 .................... United States 22,496,991 2,354,885
Bally's Corp. , Term Loan, B , 6.55% , ( 1-month USD LIBOR + 3.25% ),
10/02/28 .......................................... United States 10,010,829 9,329,492
Caesars Resort Collection LLC ,
Term Loan, B, 6.504%, (1-month USD LIBOR + 2.75%), 12/23/24 United States 7,125,605 7,058,197
Term Loan, B1, 7.254%, (1-month USD LIBOR + 3.5%), 7/21/25 United States 968,192 961,018
Fertitta Entertainment LLC , Initial CME Term Loan, B , 7.729% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 6,263,657 5,892,535
Flutter Entertainment plc , Third Amendment CME Term Loan, 2028
B , 6.781% , ( 3-month SOFR + 3.25% ), 7/22/28 .............. Ireland 1,087,571 1,075,336
Flynn Restaurant Group LP , First Lien, 2021 Term Loan , 8.004% ,
( 1-month USD LIBOR + 4.25% ), 11/22/28 .................. United States 5,929,493 5,600,910
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 6.754% ,
( 1-month USD LIBOR + 3% ), 8/02/28 ..................... United States 6,771,430 6,677,477
IRB Holding Corp. , 2022 Replacement CME Term Loan, B , 6.208% ,
( 1-month SOFR + 3% ), 12/15/27 ........................ United States 6,150,956 6,001,795
Penn National Gaming, Inc. , CME Term Loan, B , 6.579% , ( 1-month
SOFR + 2.75% ), 5/03/29 .............................. United States 3,577,518 3,531,475

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
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Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Hotels, Restaurants & Leisure (continued)
Raptor Acquisition Corp. , First Lien, Term Loan, B , 7.602% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 7,409,530 $ 7,221,179
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 7.097% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 8,610,760 8,128,601
Scientific Games International, Inc. , Initial CME Term Loan, B ,
6.402% , ( 1-month SOFR + 3% ), 4/14/29 .................. United States 4,386,680 4,338,251
Whatabrands LLC , Initial Term Loan, B , 7.004% , ( 1-month USD
LIBOR + 3.25% ), 8/03/28 .............................. United States 4,201,825 4,003,100
72,174,251
a a a a a a
i
Household Durables 0.5%
Astro One Acquisition Corp. , First Lien, Term Loan, B , 9.174% ,
( 3-month USD LIBOR + 5.5% ), 9/15/28 ................... United States 6,054,250 4,858,535
Hunter Douglas Holding BV , CME Term Loan, B1 , 6.34% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 1,895,250 1,582,932
6,441,467
a a a a a a
Household Products 0.1%
i,j
Energizer Holdings, Inc. , 2020 Term Loan , 5.875% , ( 1-month USD
LIBOR + 2.25% ), 12/22/27 ............................. United States 1,832,349 1,777,378
Insurance 3.2%
i
Acrisure LLC ,
First Lien, 2020 Term Loan, 7.254%, (1-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 5,969,388 5,558,993
First Lien, 2021-1 Additional Term Loan, 7.504%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 2,259,783 2,112,196
First Lien, 2021-2 Additional Term Loan, 8.004%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 1,665,734 1,585,912
i
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 7.004%, (1-month USD LIBOR + 3.25%),
5/09/25 ........................................... United States 6,178,616 6,010,157
New Term Loan, B4, 6.98%, (1-month USD LIBOR + 3.5%),
11/05/27 .......................................... United States 4,692,959 4,538,748
i
AssuredPartners , Inc. ,
2020 CME Term Loan, 7.229%, (1-month SOFR + 3.5%), 2/12/27 United States 2,991,219 2,861,295
2020 February Refinancing Term Loan, 7.254%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 8,910,086 8,520,269
i
Asurion LLC ,
New Term Loan, B8, 7.004%, (1-month USD LIBOR + 3.25%),
12/23/26 .......................................... United States 5,085,504 4,531,667
New Term Loan, B9, 7.004%, (1-month USD LIBOR + 3.25%),
7/31/27 ........................................... United States 8,336 7,372
Second Lien, New Term Loan, B3, 9.004%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 6,496,342 4,608,375
Second Lien, New Term Loan, B4, 9.004%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 6,752,294 4,737,849
k
HUB International Ltd. , Term Loan , TBD, 10/30/28 ............. United States 956,897 918,621
45,991,454
a a a a a a
Internet & Direct Marketing Retail 0.4%
i
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 7.504%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 3,036,351 2,931,977
First Lien, Amendment No. 2 Initial Term Loan, 7.504%, (1-month
USD LIBOR + 3.75%), 9/13/24 .......................... United States 3,063,210 2,958,111
5,890,088
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
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Principal
Amount
*
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a a a a a
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Senior Floating Rate Interests
(continued)
IT Services 4.4%
i
Aptean Acquiror , Inc. , First Lien, Initial Term Loan , 7.32% , ( 3-month
USD LIBOR + 4.25% ), 4/23/26 .......................... United States 6,571,564 $ 6,308,701
i
Arches Buyer, Inc. , Refinancing Term Loan , 7.004% , ( 1-month USD
LIBOR + 3.25% ), 12/06/27 ............................. United States 2,706,735 2,405,895
i
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 8.174%, (3-month USD LIBOR +
4.5%), 11/01/24 ..................................... United States 11,178,239 9,374,015
Second Lien, Initial Term Loan, 12.665%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 375,000 280,313
i
Barracuda Parent LLC , First Lien, Initial CME Term Loan , 8.229% ,
( 1-month SOFR + 4.5% ), 8/15/29 ........................ United States 5,459,620 5,238,205
i
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 7.674% ,
( 3-month USD LIBOR + 4% ), 10/01/27 .................... United States 13,495,997 12,863,372
j,k
Go Daddy Operating Co. LLC , CME Term Loan , TBD, 10/19/29 ... United States 698,413 693,028
i
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan , 7.924% ,
( 3-month USD LIBOR + 4.25% ), 8/19/28 .................. United Kingdom 4,841,520 4,672,066
i
Knot Worldwide, Inc. (The) , First Lien, Amendment No. 3 CME Term
Loan , 8.329% , ( 1-month SOFR + 4.5% ), 12/19/25 ........... United States 1,661,372 1,632,298
i
Peraton Corp. , First Lien, Term Loan, B , 7.504% , ( 1-month USD
LIBOR + 3.75% ), 2/01/28 .............................. United States 12,837,014 12,387,719
i
Sitel Worldwide Corp. , Initial Dollar Term Loan , 7.51% , ( 1-month
USD LIBOR + 3.75% ), 8/28/28 .......................... France 4,085,446 4,031,825
i
Thrasio LLC , Initial Term Loan , 11.17% , ( 3-month USD LIBOR + 7% ),
12/18/26 .......................................... United States 2,468,593 2,209,391
62,096,828
a a a a a a
i
Leisure Products 0.8%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 6.741% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 5,407,062 5,036,841
Motion Acquisition Ltd. ,
Term Loan, B1, 6.924%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 5,940,175 5,637,315
Term Loan, B2, 6.924%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 846,843 803,667
11,477,823
a a a a a a
Life Sciences Tools & Services 0.4%
i
ICON plc ,
Term Loan, 5.938%, (3-month USD LIBOR + 2.25%), 7/03/28 ... United States 4,565,451 4,526,370
U.S. Term Loan, 5.938%, (3-month USD LIBOR + 2.25%), 7/03/28 United States 1,137,485 1,127,748
5,654,118
a a a a a a
i
Machinery 1.2%
ASP Blade Holdings, Inc. , Initial Term Loan , 7.674% , ( 3-month USD
LIBOR + 4% ), 10/13/28 ............................... United States 8,563,131 6,978,951
Tiger Acquisition LLC , First Lien, Initial Term Loan , 6.365% , ( 1-month
USD LIBOR + 3.25% ), 6/01/28 .......................... United States 5,339,597 5,002,215
TK Elevator Midco GmbH , USD Term Loan, B1 , 6.871% , ( 6-month
USD LIBOR + 3.5% ), 7/30/27 ........................... Germany 4,829,564 4,595,644
16,576,810
a a a a a a
i
Media 4.2%
Cengage Learning, Inc. , First Lien, Term Loan, B , 7.814% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 10,479,857 9,305,222
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 7.913% ,
( 1-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 6,598,239 6,061,373

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Media (continued)
CSC Holdings LLC , March 2017 Refinancing Term Loan , 5.662% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 6,903,833 $ 6,703,208
Diamond Sports Group LLC , Second Lien, CME Term Loan , 6.458% ,
( 1-month SOFR + 3.25% ), 8/24/26 ....................... United States 7,016,521 1,403,304
Gray Television, Inc. ,
Term Loan, B2, 5.625%, (1-month USD LIBOR + 2.5%), 2/07/24 United States 2,585,708 2,588,138
Term Loan, D, 6.128%, (1-month USD LIBOR + 3%), 12/01/28 .. United States 3,356,560 3,316,717
iHeartCommunications , Inc. , New Term Loan , 6.754% , ( 1-month
USD LIBOR + 3% ), 5/01/26 ............................ United States 2,166,667 2,051,790
McGraw-Hill Education, Inc. , Initial Term Loan , 8.315% , ( 3-month
USD LIBOR + 4.75% ), 7/28/28 .......................... United States 6,514,914 6,053,984
Nexstar Media, Inc. , Term Loan, B4 , 6.254% , ( 1-month USD LIBOR
+ 2.5% ), 9/18/26 .................................... United States 1,040,300 1,032,061
Radiate Holdco LLC , Amendment No. 6 Term Loan , 7.004% ,
( 1-month USD LIBOR + 3.25% ), 9/25/26 .................. United States 7,758,099 7,122,905
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 7.004%,
(1-month USD LIBOR + 3.25%), 3/15/26 .................. United States 2,298,855 2,233,487
First Lien, Initial Term Loan, B, 7.004%, (1-month USD LIBOR +
3.25%), 1/31/29 ..................................... United States 7,272,152 7,008,537
Virgin Media Bristol LLC , Term Loan, Q , 6.662% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 4,555,393 4,496,879
59,377,605
a a a a a a
Metals & Mining 0.0%
†
i
U.S. Silica Co. , Term Loan , 7.813% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 541,112 526,697
Oil, Gas & Consumable Fuels 1.0%
b,i
Quarternorth Energy Holding, Inc. , Second Lien, Initial New Term
Loan , 11.754% , ( 1-month USD LIBOR + 8% ), 8/27/26 ........ United States 13,723,697 13,677,997
i
Personal Products 1.6%
Conair Holdings LLC , First Lien, Initial Term Loan , 7.424% , ( 3-month
USD LIBOR + 3.75% ), 5/17/28 .......................... United States 10,066,942 8,542,253
Coty, Inc. , USD Term Loan, B , 5.448% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 2,789,377 2,731,623
Sunshine Luxembourg VII SARL , Term Loan, B3 , 7.424% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 11,557,107 11,027,445
22,301,321
a a a a a a
i
Pharmaceuticals 1.7%
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
8.624% , ( 1-month SOFR + 5.25% ), 2/01/27 ................ United States 1,676,727 1,259,960
Grifols Worldwide Operations Ltd. , Dollar Tranche Term Loan, B ,
5.754% , ( 1-month USD LIBOR + 2% ), 11/15/27 ............. Spain 2,000,000 1,923,250
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 7.254% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 7,558,883 7,481,555
Organon & Co. , Dollar Term Loan , 6.188% , ( 3-month USD LIBOR +
3% ), 6/02/28 ....................................... United States 4,236,342 4,144,117
Perrigo Co. plc , Initial CME Term Loan, B , 6.329% , ( 1-month SOFR
+ 2.5% ), 4/20/29 .................................... United States 3,213,703 3,177,549
PetVet Care Centers LLC , First Lien, 2021 First Lien Replacement
Term Loan , 7.254% , ( 1-month USD LIBOR + 3.5% ), 2/14/25 .... United States 7,209,157 6,776,608
24,763,039
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Professional Services 1.1%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 7.51% , ( 1-month
USD LIBOR + 3.75% ), 3/06/28 .......................... United States 6,251,463 $ 6,066,513
CHG Healthcare Services, Inc. , First Lien, Initial Term Loan , 6.365% ,
( 1-month USD LIBOR + 3.25% ), 9/29/28 .................. United States 5,597,244 5,443,320
Dun & Bradstreet Corp. (The) , Initial Term Loan , 6.846% , ( 1-month
USD LIBOR + 3.25% ), 2/06/26 .......................... United States 3,857,143 3,804,107
15,313,940
a a a a a a
Real Estate Management & Development 0.0%
†
i
Cushman & Wakefield U.S. Borrower LLC , Replacement Term Loan ,
6.504% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 9,824 9,629
i
Road & Rail 0.8%
Avis Budget Car Rental LLC ,
CME Term Loan, C, 7.329%, (1-month SOFR + 3.5%), 3/16/29 .. United States 1,691,500 1,679,524
New Term Loan, B, 5.51%, (1-month USD LIBOR + 1.75%),
8/06/27 ........................................... United States 1,283,011 1,241,313
PECF USS Intermediate Holding III Corp. , Initial Term Loan , 8.004% ,
( 1-month USD LIBOR + 4.25% ), 12/15/28 ................. United States 10,001,987 7,775,645
10,696,482
a a a a a a
i
Software 9.3%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 8.117% , ( 3-month
USD LIBOR + 5.25% ), 5/08/28 .......................... United States 1,917,913 1,521,950
Central Parent, Inc. , Initial CME Term Loan, B , 8.112% , ( 3-month
SOFR + 4.5% ), 7/06/29 ............................... United States 1,542,857 1,513,929
Cloudera, Inc. ,
First Lien, Initial Term Loan, 6.865%, (1-month USD LIBOR +
3.75%), 10/08/28 .................................... United States 6,033,498 5,618,695
Second Lien, Initial Term Loan, 9.115%, (1-month USD LIBOR +
6%), 10/08/29 ...................................... United States 2,723,141 2,267,014
Cornerstone OnDemand , Inc. , First Lien, Initial Term Loan , 6.865% ,
( 1-month USD LIBOR + 3.75% ), 10/16/28 ................. United States 4,462,045 3,751,844
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 6.903%, (3-month SOFR + 4%),
10/16/26 .......................................... United States 12,583,255 12,148,062
Second Lien, First Amendment Refinancing Term Loan, 9.903%,
(3-month USD LIBOR + 7%), 2/19/29 ..................... United States 5,168,879 4,843,239
ECI Macola /MAX Holding LLC , First Lien, Initial Term Loan , 7.424% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 6,284,551 6,103,870
Epicor Software Corp. , Term Loan, C , 7.004% , ( 1-month USD LIBOR
+ 3.25% ), 7/30/27 ................................... United States 8,208,872 7,833,316
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar Term
Loan , 7.754% , ( 1-month USD LIBOR + 4% ), 12/01/27 ........ United States 13,582,169 13,272,359
GoTo Group, Inc. , First Lien, Initial Term Loan , 8.322% , ( 1-month
USD LIBOR + 4.75% ), 8/31/27 .......................... United States 5,862,850 3,771,747
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 7.254%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 9,470,327 9,259,896
Second Lien, 2021 Refinancing Term Loan, 10.004%, (1-month
USD LIBOR + 6.25%), 7/07/25 .......................... United States 106,061 101,978
Idera , Inc. , First Lien, Term Loan, B1 , 7.5% , ( 3-month USD LIBOR +
3.75% ), 3/02/28 ..................................... United States 5,883,231 5,400,806
IGT Holding IV AB , Term Loan, B2 , 7.074% , ( 3-month USD LIBOR +
3.4% ), 3/31/28 ...................................... Sweden 2,794,325 2,710,495

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Software (continued)
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 7.332%,
(3-month USD LIBOR + 4.25%), 12/01/27 ................. United States 6,559,488 $ 4,947,723
First Lien, First Amendment Term Loan, 7.144%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 301,810 225,855
McAfee Corp. , CME Term Loan, B1 , 6.87% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 6,835,526 6,277,303
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 6.734%, (3-month USD LIBOR +
3.75%), 10/15/28 .................................... United States 7,299,004 6,551,257
Second Lien, Initial Term Loan, 9.57%, (3-month USD LIBOR +
6.5%), 10/15/29 ..................................... United States 428,571 345,536
Polaris Newco LLC , First Lien, Dollar Term Loan , 7.674% , ( 3-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 10,042,441 9,201,387
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.494% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 4,405,290 3,279,452
j
Rocket Software, Inc. , First Lien, Initial Term Loan , 8.004% , ( 1-month
USD LIBOR + 4.25% ), 11/28/25 ......................... United States 9,158 8,891
Sovos Compliance LLC , First Lien, Initial Term Loan , 8.254% ,
( 1-month USD LIBOR + 4.5% ), 8/11/28 ................... United States 4,045,803 3,925,137
UKG, Inc. ,
First Lien, 2021-2 Incremental Term Loan, 6.998%, (3-month USD
LIBOR + 3.25%), 5/04/26 .............................. United States 4,707,812 4,553,490
First Lien, Initial Term Loan, 7.504%, (1-month USD LIBOR +
3.75%), 5/04/26 ..................................... United States 4,240,704 4,133,711
Second Lien, 2021 Incremental Term Loan, 8.998%, (3-month USD
LIBOR + 5.25%), 5/03/27 .............................. United States 2,954,019 2,737,386
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien, Third
Amendment Term Loan , 8.358% , ( 3-month USD LIBOR + 4% ),
4/24/28 ........................................... United States 6,753,038 5,818,890
132,125,218
a a a a a a
i
Specialty Retail 4.6%
Evergreen AcqCo 1 LP , Initial Term Loan , 9.174% , ( 3-month USD
LIBOR + 5.5% ), 4/26/28 ............................... United States 6,643,239 6,410,725
Great Outdoors Group LLC , Term Loan, B2 , 7.504% , ( 1-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 6,169,187 5,826,797
Michaels Cos., Inc. (The) , Term Loan, B , 7.924% , ( 3-month USD
LIBOR + 4.25% ), 4/15/28 .............................. United States 8,276,788 6,424,898
Park River Holdings, Inc. , First Lien, Initial Term Loan , 6.993% ,
( 3-month USD LIBOR + 3.25% ), 12/28/27 ................. United States 5,506,214 4,686,174
Petco Health & Wellness Co., Inc. , First Lien, Initial Term Loan ,
6.924% , ( 3-month USD LIBOR + 3.25% ), 3/03/28 ............ United States 5,365,209 5,158,541
PetSmart LLC , Initial Term Loan , 6.87% , ( 1-month USD LIBOR +
3.75% ), 2/11/28 ..................................... United States 6,353,624 6,129,945
RealTruck Group, Inc. , Initial Term Loan , 7.254% , ( 1-month USD
LIBOR + 3.5% ), 1/31/28 ............................... United States 10,148,249 8,774,430
Restoration Hardware, Inc. ,
2022 Incremental CME Term Loan, 7.079%, (1-month SOFR +
3.25%), 10/20/28 .................................... United States 2,800,000 2,660,000
Initial Term Loan, 6.254%, (1-month USD LIBOR + 2.5%),
10/20/28 .......................................... United States 3,646,322 3,419,794
Staples, Inc. ,
2019 Refinancing New Term Loan, B1, 7.782%, (3-month USD
LIBOR + 5%), 4/16/26 ................................ United States 5,239,036 4,576,115

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Specialty Retail (continued)
Staples, Inc., (continued)
2019 Refinancing New Term Loan, B2, 7.282%, (3-month USD
LIBOR + 4.5%), 9/12/24 ............................... United States 3,116,031 $ 3,013,466
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 7.479% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 2,940,281 2,790,518
Woof Holdings, Inc. , First Lien, Initial Term Loan , 7.315% , ( 3-month
USD LIBOR + 3.75% ), 12/21/27 ......................... United States 6,001,661 5,761,594
65,632,997
a a a a a a
Technology Hardware, Storage & Peripherals 0.6%
i
Magenta Buyer LLC , First Lien, Initial Term Loan , 9.17% , ( 3-month
USD LIBOR + 4.75% ), 7/27/28 .......................... United States 9,544,768 8,387,464
i
Textiles, Apparel & Luxury Goods 0.6%
Champ Acquisition Corp. , First Lien, Initial Term Loan , 9.174% ,
( 3-month USD LIBOR + 5.5% ), 12/19/25 .................. United States 4,924,951 4,787,446
Tory Burch LLC , Initial Term Loan, B , 6.754% , ( 1-month USD LIBOR
+ 3% ), 4/16/28 ...................................... United States 3,857,381 3,545,184
8,332,630
a a a a a a
i
Transportation Infrastructure 0.8%
First Student Bidco , Inc. ,
Initial Term Loan, B, 6.642%, (3-month USD LIBOR + 3%), 7/21/28 United States 4,423,886 4,174,246
Initial Term Loan, C, 6.642%, (3-month USD LIBOR + 3%), 7/21/28 United States 1,645,318 1,552,473
LaserShip , Inc. , First Lien, Initial Term Loan , 7.377% , ( 3-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 6,951,519 5,561,215
11,287,934
a a a a a a
Total Senior Floating Rate Interests (Cost $1,208,856,624) ........................
1,124,586,483
Asset-Backed Securities 0.6%
Diversified Financial Services 0.6%
f,i
Alinea CLO Ltd. , 2018-1A , C , 144A, FRN , 6.143% , ( 3-month USD
LIBOR + 1.9% ), 7/20/31 . .............................. United States 7,000,000 6,407,776
f,i
Dryden 40 Senior Loan Fund , 2015-40A , CR , 144A, FRN , 5.005% ,
( 3-month USD LIBOR + 2.1% ), 8/15/31 . ................... United States 2,000,000 1,864,571
f,i
Galaxy XXV CLO Ltd. , 2018-25A , C , 144A, FRN , 6.358% , ( 3-month
USD LIBOR + 2% ), 10/25/31 . ........................... United States 500,000 458,852
8,731,199
a a a a a a
Total Asset-Backed Securities (Cost $9,500,000) ................................
8,731,199
Shares
a
Escrows and Litigation Trusts 0.0%
a,c
Millennium Corporate Claim Trust, Escrow Account ............ United States 13,585,837 —
a,c
Millennium Lender Claim Trust, Escrow Account .............. United States 13,585,837 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,452,101,220) .............................
1,335,143,151
a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 3.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.6%
d,m
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 50,484,450 $ 50,484,450
Total Money Market Funds (Cost $50,484,450) ..................................
50,484,450
a a a
n
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
d,m
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 18,000 18,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
o
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 3%,
11/01/22 (Maturity Value $5,629)
Collateralized by U.S. Treasury Bill, Discount Note, 1/05/23; and
U.S. Treasury Notes, 0.625% - 2.125%, 5/31/23 - 10/31/24 (valued at $5,742) ......................................... 5,629 5,629
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $23,629) ...............................................................
23,629
Total Short Term Investments (Cost $50,508,079 ) ................................
50,508,079
a
Total Investments (Cost $1,502,609,299) 97.6% ..................................
$1,385,651,230
Other Assets, less Liabilities 2.4% .............................................
34,733,151
Net Assets 100.0% ...........................................................
$1,420,384,381

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 418 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 13 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
A portion or all of the security is on loan at October 31, 2022. See Note 1(f).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $69,107,494, representing 4.9% of net assets.
g
Income may be received in additional securities and/or cash.
h
See Note 1(h) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
See Note 11 regarding unfunded loan commitments.
m
The rate shown is the annualized seven-day effective yield at period end.
n
See Note 1(f) regarding securities on loan.
o
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.55 $9.54 $9.65 $9.60 $9.84
Income from investment operations
a
:
Net investment income .......................... 0.162
b
0.105
b
0.244
b
0.290 0.237
Net realized and unrealized gains (losses) ........... (0.735) 0.170 (0.079) 0.068 (0.185)
Total from investment operations .................... (0.573) 0.275 0.165 0.358 0.052
Less distributions from:
Net investment income and net foreign currency gains .. (0.277) (0.265) (0.275) (0.308) (0.292)
Net asset value, end of year ....................... $8.70 $9.55 $9.54 $9.65 $9.60
Total return
c
................................... (6.09)% 2.90% 1.77% 3.78% 0.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.93% 0.94% 0.94% 0.94% 0.96%
Expenses net of waiver and payments by affiliates
d
...... 0.67% 0.67% 0.67% 0.68% 0.72%
Net investment income ........................... 1.77% 1.09% 2.58% 2.99% 2.43%
Supplemental data
Net assets, end of year (000’s) ..................... $1,726,461 $1,915,410 $1,778,666 $1,631,123 $1,499,579
Portfolio turnover rate ............................ 66.75% 85.02%
e
93.23% 51.93%
e
56.12%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 55.24% 56.22%
e
67.97% 51.93%
e
44.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.51 $9.50 $9.61 $9.56 $9.80
Income from investment operations
a
:
Net investment income .......................... 0.120
b
0.068
b
0.205
b
0.251 0.168
Net realized and unrealized gains (losses) ........... (0.730) 0.169 (0.074) 0.068 (0.155)
Total from investment operations .................... (0.610) 0.237 0.131 0.319 0.013
Less distributions from:
Net investment income and net foreign currency gains .. (0.240) (0.227) (0.242) (0.269) (0.253)
Net asset value, end of year ....................... $8.66 $9.51 $9.50 $9.61 $9.56
Total return
c
................................... (6.49)% 2.50% 1.42% 3.38% 0.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.33% 1.35% 1.34% 1.34% 1.36%
Expenses net of waiver and payments by affiliates
d
...... 1.07% 1.08% 1.07% 1.08% 1.12%
Net investment income ........................... 1.31% 0.71% 2.18% 2.59% 2.03%
Supplemental data
Net assets, end of year (000’s) ..................... $62,457 $99,990 $117,893 $135,372 $130,206
Portfolio turnover rate ............................ 66.75% 85.02%
e
93.23% 51.93%
e
56.12%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 55.24% 56.22%
e
67.97% 51.93%
e
44.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31, Year Ended
October 31,
2019
a
2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $9.55 $9.54 $9.65 $9.65
Income from investment operations
b
:
Net investment income ....................................... 0.138
c
0.077
c
0.219
c
0.012
Net realized and unrealized gains (losses) ........................ (0.734) 0.174 (0.073) 0.001
Total from investment operations ................................. (0.596) 0.251 0.146 0.013
Less distributions from:
Net investment income and net foreign currency gains ............... (0.254) (0.241) (0.256) (0.013)
Net asset value, end of year .................................... $8.70 $9.55 $9.54 $9.65
Total return
d
................................................ (6.33)% 2.64% 1.57% 0.14%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.18% 1.17% 1.17% 1.19%
Expenses net of waiver and payments by affiliates
f
................... 0.92% 0.92% 0.90% 0.93%
Net investment income ........................................ 1.51% 0.81% 2.33% 2.73%
Supplemental data
Net assets, end of year (000’s) .................................. $175 $198 $95 $18
Portfolio turnover rate ......................................... 66.75% 85.02%
g
93.23% 51.93%
g
Portfolio turnover rate excluding mortgage dollar rolls
h
................. 55.24% 56.22%
g
67.97% 51.93%
g
a
For the period October 15, 2019 (effective date) to October 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.61 $9.61 $9.71 $9.66 $9.90
Income from investment operations
a
:
Net investment income .......................... 0.198
b
0.141
b
0.277
b
0.326 0.271
Net realized and unrealized gains (losses) ........... (0.738) 0.159 (0.071) 0.071 (0.178)
Total from investment operations .................... (0.540) 0.300 0.206 0.397 0.093
Less distributions from:
Net investment income and net foreign currency gains .. (0.310) (0.300) (0.306) (0.347) (0.333)
Net asset value, end of year ....................... $8.76 $9.61 $9.61 $9.71 $9.66
Total return .................................... (5.71)% 3.15% 2.20% 4.17% 0.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.58% 0.56% 0.55%
Expenses net of waiver and payments by affiliates
c
...... 0.30% 0.30% 0.30% 0.30% 0.31%
Net investment income ........................... 2.15% 1.46% 2.92% 3.37% 2.84%
Supplemental data
Net assets, end of year (000’s) ..................... $601,379 $543,485 $553,603 $1,003,208 $1,017,856
Portfolio turnover rate ............................ 66.75% 85.02%
d
93.23% 51.93%
d
56.12%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 55.24% 56.22%
d
67.97% 51.93%
d
44.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.60 $9.60 $9.70 $9.65 $9.89
Income from investment operations
a
:
Net investment income .......................... 0.182
b
0.128
b
0.269
b
0.315 0.264
Net realized and unrealized gains (losses) ........... (0.732) 0.161 (0.073) 0.069 (0.187)
Total from investment operations .................... (0.550) 0.289 0.196 0.384 0.077
Less distributions from:
Net investment income and net foreign currency gains .. (0.300) (0.289) (0.297) (0.334) (0.317)
Net asset value, end of year ....................... $8.75 $9.60 $9.60 $9.70 $9.65
Total return .................................... (5.83)% 3.03% 2.10% 4.04% 0.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.69% 0.69% 0.69% 0.71%
Expenses net of waiver and payments by affiliates
c
...... 0.41% 0.42% 0.42% 0.43% 0.47%
Net investment income ........................... 1.98% 1.33% 2.83% 3.24% 2.68%
Supplemental data
Net assets, end of year (000’s) ..................... $198,526 $251,429 $229,233 $254,314 $214,339
Portfolio turnover rate ............................ 66.75% 85.02%
d
93.23% 51.93%
d
56.12%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 55.24% 56.22%
d
67.97% 51.93%
d
44.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

,
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 12,326,925 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,226,701 —
—
Total Common Stocks (Cost $92,988) ..........................................
—
Management Investment Companies 4.9%
Capital Markets 4.9%
d
Franklin Floating Rate Income Fund ....................... United States 16,696,900 125,894,626
Total Management Investment Companies (Cost $139,440,761) ...................
125,894,626
Principal
Amount
*
Corporate Bonds 24.4%
Aerospace & Defense 0.6%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 ..............
United States 10,400,000 9,197,991
General Dynamics Corp. , Senior Note , 3.25% , 4/01/25 .........
United States 4,000,000 3,845,220
e
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,500,000 1,482,202
14,525,413
Air Freight & Logistics 0.1%
e
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 1,700,000 1,542,780
Airlines 0.4%
e
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,300,000 1,240,111
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 4,600,000 4,484,271
e
International Consolidated Airlines Group SA , Senior Note , Reg S,
1.5% , 7/04/27 ...................................... United Kingdom 5,500,000 EUR 4,001,997
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 300,000 274,356
10,000,735
Banks 8.6%
Bank of America Corp. ,
Senior Note, 3.55% to 3/04/23, FRN thereafter, 3/05/24 ....... United States 10,350,000 10,265,127
Senior Note, 3.864% to 7/22/23, FRN thereafter, 7/23/24 ...... United States 11,000,000 10,839,627
Senior Note, 2.015% to 2/12/25, FRN thereafter, 2/13/26 ...... United States 3,500,000 3,203,286
Senior Note, 3.384% to 4/01/25, FRN thereafter, 4/02/26 ...... United States 8,300,000 7,802,025
Bank of Montreal , H , Senior Note , 4.25% , 9/14/24 .............
Canada 9,850,000 9,642,888
Bank of Nova Scotia (The) , Senior Note , 2.951% , 3/11/27 .......
Canada 7,000,000 6,275,636
e
BNP Paribas SA , Senior Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 .................................. France 5,700,000 5,296,237
Citigroup, Inc. ,
Senior Note, 4.044% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 11,000,000 10,888,425
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 8,200,000 7,685,023
Senior Note, 3.106% to 4/07/25, FRN thereafter, 4/08/26 ...... United States 6,500,000 6,070,830
Sub. Bond, 4.6%, 3/09/26 ............................. United States 2,600,000 2,493,936
HSBC Holdings plc ,
Senior Bond, 4.3%, 3/08/26 ............................ United Kingdom 800,000 753,427
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 6,000,000 5,654,841
Senior Note, 2.013% to 9/21/27, FRN thereafter, 9/22/28 ...... United Kingdom 7,600,000 5,978,329

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co. ,
Senior Note, 3.559% to 4/22/23, FRN thereafter, 4/23/24 ...... United States 8,200,000 $ 8,121,650
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 5,400,000 5,234,308
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 18,200,000 16,577,522
Sub. Bond, 3.875%, 9/10/24 ........................... United States 8,400,000 8,185,920
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 5,400,000 5,217,977
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 10,700,000 10,548,885
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 6,600,000 6,365,213
e
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 3,800,000 3,724,813
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 5,900,000 4,823,589
e
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .... South Korea 6,500,000 5,588,483
e
Societe Generale SA ,
Senior Note, 144A, 2.226% to 1/20/25, FRN thereafter, 1/21/26 . France 6,600,000 5,911,917
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 3,900,000 3,196,628
Toronto-Dominion Bank (The) , Senior Note , 4.285% , 9/13/24 .....
Canada 13,900,000 13,625,325
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 6,800,000 6,805,084
Wells Fargo & Co. ,
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 9,800,000 9,574,892
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 13,400,000 12,201,228
Sub. Bond, 4.1%, 6/03/26 ............................. United States 3,000,000 2,839,682
221,392,753
Beverages 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Note , 3.65% , 2/01/26 ........................... Belgium 8,000,000 7,667,896
e
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5% ,
1/15/27 ........................................... United Kingdom 4,400,000 3,747,162
11,415,058
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Bond, 3.6%, 5/14/25 ............................ United States 810,000 777,708
Senior Note, 3.8%, 3/15/25 ............................ United States 600,000 579,096
Senior Note, 2.95%, 11/21/26 .......................... United States 500,000 457,039
1,813,843
Capital Markets 3.1%
Credit Suisse Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 9,400,000 8,252,619
e
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 . Switzerland 400,000 337,320
e
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 1,000,000 930,966
Deutsche Bank AG ,
Senior Note, 2.222% to 9/17/23, FRN thereafter, 9/18/24 ...... Germany 7,000,000 6,633,477
Senior Note, 5.371%, 9/09/27 .......................... Germany 6,600,000 6,264,115
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.75%, 2/25/26 ........................... United States 6,500,000 6,111,821
Senior Note, 0.673% to 3/07/23, FRN thereafter, 3/08/24 ...... United States 8,300,000 8,134,030
Senior Note, 5.7%, 11/01/24 ........................... United States 5,400,000 5,401,720
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 2,700,000 2,539,257
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 5,500,000 4,757,735

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley ,
Senior Bond, 3.7%, 10/23/24 ........................... United States 1,400,000 $ 1,358,014
Senior Note, 3.737% to 4/23/23, FRN thereafter, 4/24/24 ...... United States 11,000,000 10,893,038
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 3,800,000 3,470,075
Sub. Bond, 4.35%, 9/08/26 ............................ United States 7,800,000 7,433,607
e
UBS Group AG , Senior Note , 144A, 4.49% to 8/04/24, FRN
thereafter , 8/05/25 ................................... Switzerland 6,500,000 6,281,862
78,799,656
Chemicals 0.0%
†
e,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 355,035 342,598
Communications Equipment 0.0%
†
e
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 900,000 841,374
Consumer Finance 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 3% , 10/29/28 .................................. Ireland 3,000,000 2,425,756
Caterpillar Financial Services Corp. , Senior Note , 1.45% , 5/15/25 .
United States 1,100,000 1,012,660
3,438,416
Containers & Packaging 0.0%
†
e
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 297,000 295,838
Diversified Consumer Services 0.1%
Grand Canyon University , 4.125% , 10/01/24 .................
United States 1,900,000 1,786,000
Diversified Financial Services 0.2%
a,g
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 8,489,727 BRL 1,069,108
e
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 6,500,000 5,133,956
6,203,064
Diversified Telecommunication Services 0.6%
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Note ,
144A, 4% , 3/01/23 ................................... United States 500,000 496,854
e
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 2,000,000 1,855,380
Verizon Communications, Inc. , Senior Note , 1.45% , 3/20/26 .....
United States 15,700,000 13,835,211
16,187,445
Electric Utilities 1.2%
Exelon Corp. , Senior Bond , 3.4% , 4/15/26 ...................
United States 7,000,000 6,536,204
e
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 3.875%, 7/19/23 ..................... South Korea 4,800,000 4,758,902
Senior Note, 144A, 1.75%, 5/06/25 ...................... South Korea 8,500,000 7,751,380
Senior Note, 144A, 3.6%, 5/06/25 ....................... South Korea 4,700,000 4,506,913
Southern Co. (The) , Senior Bond , 3.25% , 7/01/26 .............
United States 6,850,000 6,335,906
29,889,305
Entertainment 0.7%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 2,500,000 2,320,275
Netflix, Inc. ,
Senior Bond, 5.75%, 3/01/24 ........................... United States 1,800,000 1,802,232

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc., (continued)
Senior Bond, 4.375%, 11/15/26 ......................... United States 3,100,000 $ 2,958,950
e
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 3,100,000 2,947,377
Walt Disney Co. (The) , Senior Note , 1.75% , 1/13/26 ...........
United States 6,600,000 5,974,774
e
Warnermedia Holdings, Inc. , Senior Note , 144A, 3.428% , 3/15/24 . United States 2,250,000 2,170,963
18,174,571
Equity Real Estate Investment Trusts (REITs) 0.3%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5% , 10/15/27 ....................................... United States 6,900,000 5,918,579
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.5% ,
2/15/25 ........................................... United States 3,000,000 2,793,182
8,711,761
Food & Staples Retailing 0.1%
e
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 2,900,000 2,630,952
Food Products 0.1%
e
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 144A, 2.5% , 1/15/27 ....................... United States 3,700,000 3,158,246
Health Care Equipment & Supplies 0.0%
†
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 300,000 279,157
Health Care Providers & Services 0.5%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................
United States 2,700,000 2,247,075
Cigna Corp. , Senior Note , 1.25% , 3/15/26 ...................
United States 8,300,000 7,250,439
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 15,000 13,898
Quest Diagnostics, Inc. , Senior Bond , 3.45% , 6/01/26 ..........
United States 4,150,000 3,885,284
13,396,696
Hotels, Restaurants & Leisure 0.4%
e
Melco Resorts Finance Ltd. , Senior Note , 144A, 4.875% , 6/06/25 . Hong Kong 2,800,000 2,000,520
e
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 2,250,000 1,846,879
Sands China Ltd. , Senior Note , 2.8% , 3/08/27 ................
Macau 3,400,000 2,523,547
e
Studio City Finance Ltd. , Senior Note , 144A, 6% , 7/15/25 ....... Macau 5,200,000 2,500,740
e
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 3,200,000 1,960,800
10,832,486
Independent Power and Renewable Electricity Producers 0.1%
e
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,400,000 1,372,056
e,h
Talen Energy Supply LLC , Senior Note , 144A, 10.5% , 1/15/26 .... United States 1,300,000 828,989
2,201,045
Insurance 1.2%
e
GA Global Funding Trust , Secured Note , 144A, 3.85% , 4/11/25 ... United States 11,300,000 10,709,235
e
Metropolitan Life Global Funding I , Secured Note , 144A, 4.05% ,
8/25/25 ........................................... United States 7,000,000 6,777,326
e
New York Life Global Funding , Secured Note , 144A, 3.6% , 8/05/25 United States 10,700,000 10,243,578
e
Protective Life Global Funding , Secured Note , 144A, 3.218% ,
3/28/25 ........................................... United States 4,000,000 3,780,483
31,510,622
Interactive Media & Services 0.5%
e
Tencent Holdings Ltd. ,
Senior Note, 144A, 2.985%, 1/19/23 ..................... China 9,200,000 9,160,775

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services (continued)
e
Tencent Holdings Ltd., (continued)
Senior Note, 144A, 1.81%, 1/26/26 ...................... China 3,000,000 $ 2,637,809
11,798,584
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc. , Senior Note , 2.4% , 2/22/23 ...............
United States 2,550,000 2,534,936
IT Services 0.2%
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ....................
United States 5,200,000 4,500,616
Life Sciences Tools & Services 0.0%
†
Bio-Rad Laboratories, Inc. , Senior Note , 3.3% , 3/15/27 .........
United States 900,000 812,590
Machinery 0.2%
e
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,200,000 1,093,128
Parker-Hannifin Corp. , Senior Note , 3.65% , 6/15/24 ...........
United States 4,700,000 4,572,835
5,665,963
Media 0.6%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.908% , 7/23/25 ..... United States 8,000,000 7,771,558
e
DISH DBS Corp. , Senior Secured Note , 144A, 5.25% , 12/01/26 ... United States 2,600,000 2,263,625
Fox Corp. , Senior Note , 3.05% , 4/07/25 .....................
United States 2,000,000 1,890,000
e
Sirius XM Radio, Inc. , Senior Note , 144A, 3.125% , 9/01/26 ...... United States 2,000,000 1,791,490
e
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 3,000,000 2,903,730
16,620,403
Metals & Mining 0.0%
†
e
Novelis Corp. , Senior Note , 144A, 3.25% , 11/15/26 ............ United States 1,000,000 877,802
Multiline Retail 0.0%
a,e,f
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,068,278 —
a,e,f
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 470,581 —
—
Multi-Utilities 0.1%
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 .........
United States 1,300,000 1,176,050
Oil, Gas & Consumable Fuels 1.7%
BP Capital Markets America, Inc. , Senior Note , 3.41% , 2/11/26 ...
United States 7,000,000 6,629,472
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 5,800,000 5,803,644
Chevron Corp. , Senior Note , 1.554% , 5/11/25 ................
United States 4,500,000 4,153,889
e
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 2,000,000 1,947,478
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 .............
United States 5,200,000 4,986,903
EnLink Midstream Partners LP , Senior Bond , 4.85% , 7/15/26 .....
United States 3,900,000 3,681,737
e
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 2,900,000 2,885,926
MPLX LP , Senior Note , 4.875% , 12/01/24 ...................
United States 6,800,000 6,678,555
Sabine Pass Liquefaction LLC ,
Senior Secured Note, 5.75%, 5/15/24 .................... United States 2,000,000 1,998,465
Senior Secured Note, 5.625%, 3/01/25 ................... United States 2,000,000 1,992,755

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) , Senior Bond , 4% , 9/15/25 ...........
United States 2,300,000 $ 2,207,477
42,966,301
Personal Products 0.1%
e
GSK Consumer Healthcare Capital US LLC , Senior Note , 144A,
3.375% , 3/24/27 ..................................... United States 3,700,000 3,349,669
e
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 600,000 362,100
3,711,769
Pharmaceuticals 0.8%
AstraZeneca plc , Senior Note , 0.7% , 4/08/26 .................
United Kingdom 6,300,000 5,435,999
e
Bayer US Finance II LLC ,
Senior Note, 144A, 3.875%, 12/15/23 .................... Germany 5,800,000 5,688,968
Senior Note, 144A, 4.25%, 12/15/25 ..................... Germany 4,600,000 4,401,319
Bristol-Myers Squibb Co. , Senior Note , 2.9% , 7/26/24 ..........
United States 2,551,000 2,468,003
Royalty Pharma plc , Senior Note , 1.75% , 9/02/27 .............
United States 700,000 577,451
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
4.75% , 5/09/27 ..................................... Israel 2,200,000 1,944,250
20,515,990
Real Estate Management & Development 0.0%
†
e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 4,100,000 402,967
e
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 700,000 EUR 595,697
998,664
Semiconductors & Semiconductor Equipment 0.4%
e
Analog Devices, Inc. , Senior Note , 144A, 3.45% , 6/15/27 ....... United States 800,000 743,961
e
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 9,900,000 8,533,261
9,277,222
Specialty Retail 0.0%
†
e,g
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 8.061% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 565,890 358,819
Thrifts & Mortgage Finance 0.3%
e
BPCE SA , Senior Note , 144A, 2.375% , 1/14/25 ............... France 7,000,000 6,425,525
Tobacco 0.4%
Altria Group, Inc. , Senior Note , 2.35% , 5/06/25 ...............
United States 4,200,000 3,877,627
e
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 5,495,000 5,224,453
Senior Note, 144A, 3.125%, 7/26/24 ..................... United Kingdom 700,000 663,414
9,765,494
Wireless Telecommunication Services 0.1%
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
3/20/25 ........................................... United States 500,001 493,097
T-Mobile USA, Inc. , Senior Note , 2.25% , 2/15/26 ..............
United States 2,900,000 2,608,214
3,101,311
Total Corporate Bonds (Cost $695,149,725) .....................................
630,477,853

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Marketplace Loans 2.8%
a
Diversified Financial Services 2.8%
a a a a a a
Total Marketplace Loans (Cost $78,173,247) ....................................
$ 72,551,959
Foreign Government and Agency Securities 2.9%
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
j
3,900,000 3,451,500
Colombia Government Bond , Senior Bond , 8.125% , 5/21/24 .....
Colombia 5,300,000 5,332,235
e
Comision Federal de Electricidad , Senior Bond , 144A, 4.75% ,
2/23/27 ........................................... Mexico 6,300,000 5,747,364
e
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 218,500,000 DOP 4,024,426
Ecopetrol SA , Senior Bond , 5.375% , 6/26/26 .................
Colombia 6,300,000 5,736,370
e,k
Electricite de France SA , Junior Sub. Bond , 144A, 5.625% to
1/21/24, FRN thereafter , Perpetual ....................... France 2,200,000 1,937,914
Equinor ASA ,
Senior Note, 2.875%, 4/06/25 ........................... Norway 15,300,000 14,565,168
Senior Note, 1.75%, 1/22/26 ........................... Norway 5,400,000 4,862,229
e
Export-Import Bank of India , Senior Bond , 144A, 3.875% , 2/01/28 . India 3,400,000 3,028,784
Export-Import Bank of Korea , Senior Bond , 2.875% , 1/21/25 .....
South Korea 2,000,000 1,905,455
e
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 1,650,000 1,408,343
e
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 1,200,000 1,097,908
Korea Development Bank (The) , Senior Note , 3.375% , 3/12/23 ...
South Korea 7,100,000 7,067,928
e
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 2,800,000 2,775,076
Peru Government Bond ,
Senior Bond, 7.35%, 7/21/25 ........................... Peru 3,300,000 3,442,156
Senior Bond, 2.783%, 1/23/31 .......................... Peru 800,000 632,912
Petroleos Mexicanos , Senior Note , 6.875% , 10/16/25 ..........
Mexico 990,000 952,835
Philippines Government Bond , Senior Bond , 4.2% , 1/21/24 ......
Philippines 1,600,000 1,575,983
e
Romania Government Bond , Senior Bond , 144A, 4.875% , 1/22/24 . Romania 6,500,000 6,460,259
Total Foreign Government and Agency Securities (Cost $83,052,525) ..............
76,004,845
U.S. Government and Agency Securities 34.4%
U.S. Treasury Notes ,
2.5%, 8/15/23 ...................................... United States 80,000,000 78,649,895
0.125%, 10/15/23 .................................... United States 110,000,000 105,355,687
2.875%, 10/31/23 .................................... United States 52,000,000 51,157,476
2.75%, 11/15/23 ..................................... United States 80,000,000 78,466,451
2.875%, 11/30/23 .................................... United States 130,000,000 127,584,410
0.375%, 8/15/24 ..................................... United States 85,000,000 78,890,625
1.875%, 8/31/24 ..................................... United States 120,000,000 114,332,813
0.375%, 9/15/24 ..................................... United States 60,000,000 55,560,937
1.125%, 1/15/25 ..................................... United States 106,000,000 98,559,297
0.25%, 7/31/25 ..................................... United States 27,000,000 24,114,375
2.875%, 7/31/25 ..................................... United States 52,000,000 49,903,750
l
Index Linked, 0.625%, 1/15/26 .......................... United States 22,000,000 26,450,914
Total U.S. Government and Agency Securities (Cost $923,656,585) ................
889,026,630
Asset-Backed Securities 17.3%
Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% , 6/15/28 .
United States 37,100 31,007

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Airlines (continued)
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 342,900 $ 318,695
349,702
a a a a a a
Banks 0.6%
Capital One Multi-Asset Execution Trust , 2022-A2 , A , 3.49% ,
5/15/27 . ........................................... United States 9,780,000 9,417,965
Chase Issuance Trust , 2022-A1 , A , 3.97% , 9/15/27 . ............
United States 6,794,000 6,608,188
16,026,153
a a a a a a
Commercial Services & Supplies 0.4%
e,m
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 3.078% , 7/15/33 . .. Ireland 12,400,000 EUR 11,163,083
Consumer Finance 1.4%
American Express Credit Account Master Trust , 2022-3 , A , 3.75% ,
8/15/27 . ........................................... United States 18,235,000 17,611,788
Discover Card Execution Note Trust , 2022-A3 , A3 , 3.56% , 7/15/27 .
United States 18,930,000 18,226,853
35,838,641
a a a a a a
Diversified Financial Services 14.9%
e,n
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 . ........................... Ireland 500,000 EUR 455,369
e
American Homes 4 Rent Trust ,
2014-SFR3, A, 144A, 3.678%, 12/17/36 ................... United States 691,068 660,452
2015-SFR1, A, 144A, 3.467%, 4/17/52 .................... United States 5,284,581 4,975,228
e,n
AMMC CLO XI Ltd. , 2012-11A , CR2 , 144A, FRN , 6.315% , ( 3-month
USD LIBOR + 1.9% ), 4/30/31 . .......................... United States 1,850,000 1,678,002
e,n
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 5.893% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 . ............................. United States 6,000,000 5,625,108
e,n
Apidos CLO XXXV , 2021-35A , A , 144A, FRN , 5.293% , ( 3-month
USD LIBOR + 1.05% ), 4/20/34 . ......................... United States 19,306,000 18,588,375
e,n
Ares European CLO VIII DAC , 8A , BR , 144A, FRN , 2.978% ,
( 3-month EURIBOR + 1.6% ), 4/17/32 . .................... Ireland 700,000 EUR 633,043
BA Credit Card Trust , 2022-A1 , A1 , 3.53% , 11/15/27 . ...........
United States 3,870,000 3,733,567
e,n
Bain Capital Credit CLO Ltd. , 2018-1A , A1 , 144A, FRN , 5.285% ,
( 3-month USD LIBOR + 0.96% ), 4/23/31 . .................. United States 2,000,000 1,958,464
e,n
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 6.393% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 . ................. United States 2,100,000 1,957,097
e,n
Blackrock European CLO IX DAC , 9A , A , 144A, FRN , 1.9% ,
( 3-month EURIBOR + 0.9% ), 12/15/32 . ................... Ireland 3,300,000 EUR 3,105,266
e,n
BlueMountain CLO XXXI Ltd. , 2021-31A , A1 , 144A, FRN , 5.377% ,
( 3-month USD LIBOR + 1.15% ), 4/19/34 . .................. United States 3,130,000 3,007,054
e,n
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 4,550,000 EUR 4,152,762
e,n
BlueMountain Fuji US CLO III Ltd. , 2017-3A , A2 , 144A, FRN ,
5.229% , ( 3-month USD LIBOR + 1.15% ), 1/15/30 . ........... United States 1,000,000 956,892
e,n
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A2R2, 144A, FRN, 5.209%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 1,200,000 1,154,093
2016-1A, A1R2, 144A, FRN, 5.383%, (3-month USD LIBOR +
1.14%), 4/20/34 ..................................... United States 2,000,000 1,923,000
e,n
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
6.279% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 . ........... United States 7,300,000 6,818,005
e,n
Carlyle US CLO Ltd. ,
2017-4A, B, 144A, FRN, 5.929%, (3-month USD LIBOR + 1.85%),
1/15/30 ........................................... United States 1,107,000 1,019,615
2017-5A, B, 144A, FRN, 6.043%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 2,200,000 2,000,120

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Carlyle US CLO Ltd., (continued)
2021-1A, A1, 144A, FRN, 5.219%, (3-month USD LIBOR +
1.14%), 4/15/34 ..................................... United States 17,876,000 $ 17,207,470
2021-6A, A1, 144A, FRN, 5.239%, (3-month USD LIBOR +
1.16%), 7/15/34 ..................................... United States 7,750,000 7,464,329
e
CF Hippolyta Issuer LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 . ..... United States 3,346,563 2,946,249
e,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 24.676%, 12/15/43 ............... United States 53,317 50,235
2019-26, PT, 144A, FRN, 19.154%, 8/15/44 ................ United States 283,789 268,341
2019-31, PT, 144A, FRN, 17.405%, 9/15/44 ................ United States 244,159 227,997
2019-37, PT, 144A, FRN, 18.873%, 10/17/44 ............... United States 266,672 248,654
2019-42, PT, 144A, FRN, 17.521%, 11/15/44 ............... United States 240,690 226,682
2019-51, PT, 144A, FRN, 15.516%, 1/15/45 ................ United States 650,277 614,458
2019-52, PT, 144A, FRN, 16.2%, 1/15/45 .................. United States 854,888 814,501
2019-S1, PT, 144A, FRN, 15.545%, 4/15/44 ................ United States 93,107 87,170
2019-S2, PT, 144A, FRN, 14.644%, 5/16/44 ................ United States 85,897 79,837
2019-S3, PT, 144A, FRN, 12.449%, 6/15/44 ................ United States 70,117 65,398
2019-S4, PT, 144A, FRN, 12.341%, 8/15/44 ................ United States 183,486 173,965
2019-S5, PT, 144A, FRN, 12.756%, 9/15/44 ................ United States 179,464 169,142
2019-S6, PT, 144A, FRN, 12.14%, 10/17/44 ................ United States 177,704 165,445
2019-S7, PT, 144A, FRN, 11.181%, 12/15/44 ............... United States 300,953 281,309
2019-S8, PT, 144A, FRN, 10.176%, 1/15/45 ................ United States 395,986 370,362
2020-2, PT, 144A, FRN, 16.137%, 3/15/45 ................. United States 800,685 758,934
2020-7, PT, 144A, FRN, 15.32%, 4/17/45 .................. United States 458,244 428,781
e,n
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 5.199% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 . ......................... United States 1,000,000 961,840
n
CWABS, Inc. , 2004-1 , M1 , FRN , 4.336% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 . .................................... United States 28,183 27,344
e,n
Dryden 44 Euro CLO DAC , 2015-44A , A1RR , 144A, FRN , 2.258% ,
( 3-month EURIBOR + 0.88% ), 4/15/34 . ................... Ireland 20,020,000 EUR 18,612,485
e,n
Dryden 55 CLO Ltd. , 2018-55A , C , 144A, FRN , 5.979% , ( 3-month
USD LIBOR + 1.9% ), 4/15/31 . .......................... United States 600,000 551,752
e,n
Dryden 58 CLO Ltd. , 2018-58A , A2 , 144A, FRN , 5.329% , ( 3-month
USD LIBOR + 1.25% ), 7/17/31 . ......................... United States 1,600,000 1,526,250
e,n
Dryden 64 CLO Ltd. , 2018-64A , C , 144A, FRN , 5.944% , ( 3-month
USD LIBOR + 1.75% ), 4/18/31 . ......................... United States 750,000 696,038
e,n
Dryden 85 CLO Ltd. , 2020-85A , AR , 144A, FRN , 5.229% , ( 3-month
USD LIBOR + 1.15% ), 10/15/35 . ........................ United States 2,110,000 2,025,577
e,n
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 5.893% , ( 3-month
USD LIBOR + 1.65% ), 7/20/30 . ......................... United States 3,684,501 3,635,940
e
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . ... United States 4,191,118 3,671,339
e,n
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 3.942% , ( 3-month
USD LIBOR + 1.02% ), 5/16/31 . ......................... United States 1,500,000 1,464,872
e,n
GoldenTree Loan Management US CLO 1 Ltd. , 2021-9A , A , 144A,
FRN , 5.313% , ( 3-month USD LIBOR + 1.07% ), 1/20/33 . ....... United States 15,731,000 15,220,090
e,n
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A, FRN ,
6.043% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 . ............ United States 5,000,000 4,717,546
e,n
Holland Park CLO DAC , 1A , A1RR , 144A, FRN , 1.241% , ( 3-month
EURIBOR + 0.92% ), 11/14/32 . .......................... Ireland 15,000,000 EUR 14,159,362
e
Home Partners of America Trust , 2021-3 , B , 144A, 2.649% , 1/17/41 . United States 1,405,096 1,193,895
e,n
Long Point Park CLO Ltd. , 2017-1A , B , 144A, FRN , 5.779% ,
( 3-month USD LIBOR + 1.7% ), 1/17/30 . ................... United States 2,000,000 1,848,868
e,n
Madison Park Euro Funding VIII DAC , 8A , ARR , 144A, FRN ,
2.198% , ( 3-month EURIBOR + 0.82% ), 4/15/32 . ............. Ireland 17,600,000 EUR 16,585,349
e,n
Madison Park Funding L Ltd. , 2021-50A , A , 144A, FRN , 5.367% ,
( 3-month USD LIBOR + 1.14% ), 4/19/34 . .................. United States 8,850,000 8,509,275

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Madison Park Funding XLII Ltd. , 13A , C , 144A, FRN , 6.125% ,
( 3-month USD LIBOR + 1.8% ), 11/21/30 . .................. United States 1,600,000 $ 1,488,000
e,n
Magnetite XXIX Ltd. , 2021-29A , A , 144A, FRN , 5.069% , ( 3-month
USD LIBOR + 0.99% ), 1/15/34 . ......................... United States 21,809,000 21,209,252
e,n
Magnetite XXVI Ltd. , 2020-26A , A1R , 144A, FRN , 5.478% , ( 3-month
USD LIBOR + 1.12% ), 7/25/34 . ......................... United States 20,000,000 19,243,249
e,n
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
5.678% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 . ........... United States 2,295,000 2,222,721
e,n
Neuberger Berman CLO XVI-S Ltd. , 2017-16SA , AR , 144A, FRN ,
5.119% , ( 3-month USD LIBOR + 1.04% ), 4/15/34 . ........... United States 15,000,000 14,337,189
e
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 13,870,000 11,645,642
e,n
Octagon 56 Ltd. , 2021-1A , A , 144A, FRN , 5.239% , ( 3-month USD
LIBOR + 1.16% ), 10/15/34 . ............................ United States 15,000,000 14,424,593
e,n
Octagon Investment Partners 18-R Ltd. , 2018-18A , A1A , 144A, FRN ,
5.039% , ( 3-month USD LIBOR + 0.96% ), 4/16/31 . ........... United States 1,000,000 974,857
e,n
Octagon Investment Partners 26 Ltd. , 2016-1A , A2R , 144A, FRN ,
5.429% , ( 3-month USD LIBOR + 1.35% ), 7/15/30 . ........... United States 1,600,000 1,546,953
e,n
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
5.343% , ( 3-month USD LIBOR + 1.1% ), 1/20/31 . ............ United States 2,000,000 1,927,266
e,n
Octagon Investment Partners 46 Ltd. , 2020-2A , AR , 144A, FRN ,
5.239% , ( 3-month USD LIBOR + 1.16% ), 7/15/36 . ........... United States 17,400,000 16,612,475
e,n
OHA Credit Funding 3 Ltd. , 2019-3A , AR , 144A, FRN , 5.383% ,
( 3-month USD LIBOR + 1.14% ), 7/02/35 . .................. United States 9,500,000 9,173,515
e,n
OHA Credit Partners VII Ltd. , 2012-7A , AR3 , 144A, FRN , 4.054% ,
( 3-month USD LIBOR + 1.07% ), 2/20/34 . .................. United States 17,876,000 17,135,900
e,n
OHA Credit Partners XIII Ltd. , 2016-13A , AR , 144A, FRN , 5.448% ,
( 3-month USD LIBOR + 1.17% ), 10/25/34 . ................. United States 5,800,000 5,579,955
e,n
Palmer Square CLO Ltd. , 2021-2A , A , 144A, FRN , 5.229% , ( 3-month
USD LIBOR + 1.15% ), 7/15/34 . ......................... United States 3,863,000 3,688,127
e,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 18.702%, 3/15/26 ................ United States 446,935 442,067
2020-PT2, A, 144A, FRN, 15.782%, 4/15/26 ................ United States 540,052 519,695
2020-PT3, A, 144A, FRN, 13.165%, 5/15/26 ................ United States 175,004 166,510
n
RAAC Trust , 2004-SP1 , AII , FRN , 4.286% , ( 1-month USD LIBOR
+ 0.7% ), 3/25/34 . .................................... United States 105,310 102,067
e,n
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 5.199% , ( 3-month USD
LIBOR + 1.12% ), 4/15/36 . ............................. United States 23,418,000 22,903,676
e,n
Sculptor CLO XXV Ltd. , 25A , A1 , 144A, FRN , 5.349% , ( 3-month
USD LIBOR + 1.27% ), 1/15/31 . ......................... United States 10,726,000 10,470,682
e,m
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 12.02%, 6/15/25 ................. United States 62,157 55,560
2019-PT2, A, 144A, FRN, 15.089%, 2/15/26 ................ United States 432,708 426,381
e,n
Voya CLO Ltd. ,
2013-2A, A1R, 144A, FRN, 5.292%, (3-month SOFR + 1.232%),
4/25/31 ........................................... United States 11,800,000 11,566,935
2014-1A, BR2, 144A, FRN, 6.09%, (3-month SOFR + 2.162%),
4/18/31 ........................................... United States 2,750,000 2,515,473
2018-2A, A2, 144A, FRN, 5.329%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 2,500,000 2,388,291
385,225,624
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
m
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% ,
3/01/33 . ........................................... United States 172,308 170,026

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
n
Countrywide Asset-Backed Certificates Trust , 2002-3 , 1A1 , FRN ,
4.326% , ( 1-month USD LIBOR + 0.74% ), 5/25/32 . ........... United States 567 $ 561
170,587
a a a a a a
Total Asset-Backed Securities (Cost $479,512,160) ..............................
448,773,790
Commercial Mortgage-Backed Securities 2.2%
Diversified Financial Services 2.0%
e
BAMLL Commercial Mortgage Securities Trust , 2015-200P , A , 144A,
3.218% , 4/14/33 ..................................... United States 600,000 552,414
e,n
BX Commercial Mortgage Trust ,
2019-XL, A, 144A, FRN, 4.332%, (1-month USD LIBOR + 0.92%),
10/15/36 .......................................... United States 10,417,324 10,217,842
2021-VOLT, A, 144A, FRN, 4.112%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 5,430,000 5,167,444
e,n
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 4.102% , ( 1-month
USD LIBOR + 0.689% ), 10/15/36 ........................ United States 7,517,000 7,136,386
e,n
BX Trust , 2022-IND , A , 144A, FRN , 4.907% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................... United States 9,277,336 8,958,759
e
BXP Trust , 2017-GM , A , 144A, 3.379% , 6/13/39 .............. United States 2,000,000 1,775,110
Commercial Mortgage Trust ,
m
2006-GG7, AJ, FRN, 6.012%, 7/10/38 .................... United States 836,002 585,202
e,m
2014-277P, A, 144A, FRN, 3.611%, 8/10/49 ................ United States 3,880,000 3,652,104
e
2015-3BP, A, 144A, 3.178%, 2/10/35 ..................... United States 600,000 553,546
e,n
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 4.113% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 9,145,000 8,975,422
e,m
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 2,005,000 1,847,812
e,n
GS Mortgage Securities Corp. Trust , 2022-SHIP , A , 144A, FRN ,
4.107% , ( 1-month SOFR + 0.731% ), 8/15/36 ............... United States 1,850,000 1,820,712
e,m
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
NINE , A , 144A, FRN , 2.854% , 9/06/38 .................... United States 600,000 524,189
e
Morgan Stanley Capital I Trust , 2014-150E , A , 144A, 3.912% ,
9/09/32 ........................................... United States 450,000 410,892
52,177,834
a a a a a a
Thrifts & Mortgage Finance 0.2%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ..................................... United States 100,000 93,689
GS Mortgage Securities Trust ,
2016-GS3, A4, 2.85%, 10/10/49 ......................... United States 600,000 537,169
2017-GS6, A3, 3.433%, 5/10/50 ......................... United States 2,000,000 1,824,096
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ......................... United States 1,500,000 1,418,688
2016-C1, A5, 3.576%, 3/17/49 .......................... United States 1,500,000 1,395,952
5,269,594
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $59,919,517) ................
57,447,428
Mortgage-Backed Securities 1.2%
o
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.331% - 3.099%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37 ................................... United States 657,871 658,536
658,536

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%
FHLMC Gold Pool, 15 Year, 5%, 10/01/23 ................... United States 4,537 $ 4,527
FHLMC Gold Pool, 15 Year, 6%, 6/01/23 .................... United States 648 647
FHLMC Gold Pool, 30 Year, 5%, 1/01/39 .................... United States 50,077 50,238
FHLMC Pool, 15 Year, 3%, 10/01/37 ....................... United States 12,837,730 11,827,815
FHLMC Pool, 15 Year, 3.5%, 10/01/37 ...................... United States 13,880,810 13,082,350
24,965,577
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 3.565% - 3.725%, (1-month USD LIBOR +/- MBS Margin),
4/01/28 - 7/01/34 .................................... United States 149,381 149,396
FNMA, 2.462% - 3.726%, (3-year CMT T-Note +/- MBS Margin),
2/01/26 - 6/01/34 .................................... United States 22,728 22,241
FNMA, 2.571% - 3.911%, (12-month average of 1-year CMT +/- MBS
Margin), 11/01/30 - 10/01/44 ........................... United States 174,012 176,104
FNMA, 4.375%, (6-month H15BDI +/- MBS Margin), 8/01/32 ..... United States 32,897 32,195
FNMA, 2.16% - 4.408%, (6-month USD LIBOR +/- MBS Margin),
2/01/23 - 8/01/37 .................................... United States 465,826 458,131
FNMA, 1.59% - 4.5%, (12-month USD LIBOR +/- MBS Margin),
11/01/32 - 2/01/44 ................................... United States 3,979,273 3,976,657
FNMA, 1.645% - 4.599%, (1-year CMT T-Note +/- MBS Margin),
3/01/24 - 4/01/40 .................................... United States 897,666 885,295
FNMA, 4.838%, (5-year CMT T-Note +/- MBS Margin), 2/01/30 ... United States 22,621 22,485
FNMA, 1.932% - 5.575%, (COFI 11th District +/- MBS Margin),
12/01/25 - 12/01/36 .................................. United States 45,295 44,622
5,767,126
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 15 Year, 3.5%, 10/01/25 ........................... United States 175,262 171,632
FNMA, 15 Year, 4%, 12/01/25 ............................ United States 233,468 228,700
FNMA, 15 Year, 4.5%, 5/01/23 - 6/01/25 .................... United States 88,644 87,997
FNMA, 30 Year, 5%, 3/01/38 ............................. United States 6,597 6,610
494,939
o
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2.625% - 2.875%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................... United States 5,611 5,493
5,493
Total Mortgage-Backed Securities (Cost $32,479,626) ............................
31,891,671
Municipal Bonds 1.4%
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 6,420,000 5,486,417
San Jose Redevelopment Agency Successor Agency , Tax Allocation,
Senior Lien , 2017 A-T , Refunding , 3.226% , 8/01/27 .......... United States 190,000 175,787
5,662,204
Colorado 0.5%
Board of Governors of Colorado State University System , Revenue ,
2015 E-2 , 5% , 3/01/25 ................................ United States 100,000 103,707
Colorado Bridge Enterprise , Kiewit Meridiam Partners LLC ,
Revenue , 2021 B , 0.923% , 12/31/23 ..................... United States 13,400,000 12,729,673
12,833,380

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Hawaii 0.1%
City & County Honolulu , Wastewater System , Revenue , 2019 B ,
Refunding , 2.233% , 7/01/24 ............................ United States 2,470,000 $ 2,369,852
Massachusetts 0.1%
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 2.256% , 5/01/26 ............................ United States 2,635,000 2,392,963
New York 0.3%
New York State Urban Development Corp. , State of New York Sales
Tax , Revenue , 2019 B , Refunding , 2.25% , 3/15/26 ........... United States 8,750,000 7,978,510
Ohio 0.0%
†
City of Cincinnati , GO , 2015 A , Refunding , 5% , 12/01/25 ........
United States 100,000 104,004
Teays Valley Local School District , GO , 2015 , Refunding , 4% ,
12/01/26 .......................................... United States 100,000 100,820
204,824
Texas 0.2%
Texas State University System , Revenue , 2019 B , Refunding ,
2.351% , 3/15/26 ..................................... United States 4,825,000 4,429,108
Total Municipal Bonds (Cost $38,712,792) ......................................
35,870,841
Residential Mortgage-Backed Securities 5.2%
Capital Markets 0.0%
†
n
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 4.326%, (1-month USD LIBOR + 0.74%),
3/25/28 ........................................... United States 86,317 81,973
2003-E, A1, FRN, 4.206%, (1-month USD LIBOR + 0.62%),
10/25/28 .......................................... United States 187,293 174,248
256,221
a a a a a a
Diversified Financial Services 2.5%
n
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
6.183% , ( 6-month USD LIBOR + 2% ), 6/25/45 .............. United States 212,772 209,642
e,m
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5% ,
10/25/44 .......................................... United States 3,773,324 3,511,171
m
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 3.39% ,
7/25/34 ........................................... United States 594,717 553,067
e,m
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ........... United States 111,590 107,286
e,m
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 3,116,519 2,851,830
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 1/25/38 ........................................ Switzerland 104,555 61,582
e,m
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ........ United States 353,183 317,814
m
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 2.997% , 1/25/35 United States 90,555 82,525
m
J.P. Morgan Mortgage Trust ,
2004-A1, 5A1, FRN, 2.24%, 2/25/34 ...................... United States 18,666 18,230
e
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 11,619,473 9,856,308
e
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 2,256,906 1,914,438
e,m
Mill City Mortgage Loan Trust ,
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 4,311,630 4,151,823
2018-4, A1B, 144A, FRN, 3.477%, 4/25/66 ................. United States 5,287,324 5,007,074
e
OBX Trust ,
n
2018-1, A2, 144A, FRN, 4.236%, (1-month USD LIBOR + 0.65%),
6/25/57 ........................................... United States 893,074 863,769
m
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 .................. United States 1,963,716 1,660,847

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
e,m
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 7,507,328 $ 6,405,540
e,m
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 11,426,076 9,749,167
n
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 4.326% ,
( 1-month USD LIBOR + 0.74% ), 9/25/34 .................. United States 274,573 250,799
e,m
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 1,644,742 1,616,751
2018-4, A1, 144A, FRN, 3%, 6/25/58 ..................... United States 9,235,620 8,362,360
2019-1, A1, 144A, FRN, 3.704%, 3/25/58 .................. United States 7,240,575 6,685,346
64,237,369
a a a a a a
Thrifts & Mortgage Finance 2.7%
n
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 7.836%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 3,826,601 3,887,263
2014-DN2, M3, FRN, 7.186%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 4,950,413 5,004,913
2014-DN3, M3, FRN, 7.586%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 773,992 774,374
2014-DN4, M3, FRN, 8.136%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 1,430,918 1,445,874
2014-HQ2, M3, FRN, 7.336%, (1-month USD LIBOR + 3.75%),
9/25/24 ........................................... United States 5,847,050 5,866,242
2016-DNA1, M3, FRN, 9.136%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 5,350,693 5,698,497
2016-DNA2, M3, FRN, 8.236%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 6,795,077 7,006,595
2016-HQA2, M3, FRN, 8.736%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 5,072,957 5,280,588
n
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 8.836%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 3,871,036 3,946,754
2014-C01, M2, FRN, 7.986%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 1,055,874 1,068,883
2014-C02, 1M2, FRN, 6.186%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 4,767,462 4,754,342
2014-C02, 2M2, FRN, 6.186%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 822,713 820,022
2014-C03, 1M2, FRN, 6.586%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 4,897,867 4,909,860
2014-C03, 2M2, FRN, 6.486%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 3,820,879 3,829,187
2014-C04, 1M2, FRN, 8.486%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 4,367,373 4,491,129
2014-C04, 2M2, FRN, 8.586%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 323,067 324,361
2015-C01, 1M2, FRN, 7.886%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 2,186,738 2,225,370
2015-C02, 1M2, FRN, 7.586%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 2,933,198 2,969,299
2015-C03, 1M2, FRN, 8.586%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 3,035,396 3,087,161
2016-C01, 1M2, FRN, 10.336%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 715,686 744,614
2016-C01, 2M2, FRN, 10.536%, (1-month USD LIBOR + 6.95%),
8/25/28 ........................................... United States 2,560,741 2,641,975

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
n
FNMA Connecticut Avenue Securities, (continued)
2016-C02, 1M2, FRN, 9.586%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 54,010 $ 55,830
n
New York Mortgage Trust , 2005-3 , M1 , FRN , 4.261% , ( 1-month USD
LIBOR + 0.675% ), 2/25/36 ............................. United States 64,649 61,588
70,894,721
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $150,454,098) ................
135,388,311
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 60,686 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 1,900,000 19,000
Total Escrows and Litigation Trusts (Cost $1,838,967) ...........................
19,000
Total Long Term Investments (Cost $2,682,482,991) .............................
2,503,346,954
a
Short Term Investments 2.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 1.0%
p
Japan Treasury Bills, Senior Note, 6/20/23 .................. Japan 3,726,000,000 JPY 25,081,913
Total Foreign Government and Agency Securities (Cost $27,300,492) ..............
25,081,913
a a a
Commercial Papers 0.8%
Toronto-Dominion Bank, 4.37%2/10/23 ..................... Canada 21,700,000 21,434,515
Total Commercial Papers (Cost $21,559,366) ...................................
21,434,515
Shares
a a a
Money Market Funds 0.6%
d,q
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 15,610,140 15,610,140
Total Money Market Funds (Cost $15,610,140) ..................................
15,610,140
Total Short Term Investments (Cost $64,469,998 ) ................................
62,126,568
a
Total Investments (Cost $2,746,952,989) 99.1% ..................................
$2,565,473,522
Other Assets, less Liabilities 0.9% .............................................
23,524,237
Net Assets 100.0% ...........................................................
$2,588,997,759

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $731,982,373, representing 28.3% of net assets.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate at period end.
h
See Note 7 regarding credit risk and defaulted securities.
i
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Perpetual security with no stated maturity date.
l
Principal amount of security is adjusted for inflation. See Note 1(k).
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
The security was issued on a discount basis with no stated coupon rate.
q
The rate shown is the annualized seven-day effective yield at period end.
.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

,
At October 31, 2022, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 2.8%
Block, Inc.
4236597.SQ.FTS.B, Zero Cpn, 11/30/22 .. $ 8,732 $ 2,133
4240797.SQ.FTS.B, Zero Cpn, 12/01/22 .. 557 158
4246370.SQ.FTS.B, Zero Cpn, 12/02/22 .. 28,436 6,797
4267608.SQ.FTS.B, Zero Cpn, 12/04/22 .. 4,641 1,595
4271659.SQ.FTS.B, Zero Cpn, 12/04/22 .. 970 154
4271791.SQ.FTS.B, Zero Cpn, 12/04/22 .. 714 246
4280865.SQ.FTS.B, Zero Cpn, 12/07/22 .. 7,991 1,929
4309215.SQ.FTS.B, Zero Cpn, 12/10/22 .. 2,829 631
4309887.SQ.FTS.B, Zero Cpn, 12/10/22 .. 20,023 5,323
4314394.SQ.FTS.B, Zero Cpn, 12/11/22 .. 4,763 1,099
4315019.SQ.FTS.B, Zero Cpn, 12/11/22 .. 1,296 294
4315085.SQ.FTS.B, Zero Cpn, 12/11/22 .. 753 172
4316913.SQ.FTS.B, Zero Cpn, 12/13/22 .. 1,002 506
4325069.SQ.FTS.B, Zero Cpn, 12/15/22 .. 408 106
4329350.SQ.FTS.B, Zero Cpn, 12/16/22 .. 534 170
4333949.SQ.FTS.B, Zero Cpn, 12/17/22 .. 1,348 334
4342268.SQ.FTS.B, Zero Cpn, 12/20/22 .. 3,807 955
4343645.SQ.FTS.B, Zero Cpn, 12/21/22 .. 471 251
4345972.SQ.FTS.B, Zero Cpn, 12/21/22 .. 4,112 1,235
4352084.SQ.FTS.B, Zero Cpn, 12/22/22 .. 1,688 432
4352239.SQ.FTS.B, Zero Cpn, 12/22/22 .. 1,466 1,066
4381468.SQ.FTS.B, Zero Cpn, 12/30/22 .. 250 114
4383604.SQ.FTS.B, Zero Cpn, 12/30/22 .. 3,299 1,081
4390373.SQ.FTS.B, Zero Cpn, 1/02/23 ... 585 103
4390406.SQ.FTS.B, Zero Cpn, 1/02/23 ... 950 316
4394205.SQ.FTS.B, Zero Cpn, 1/06/23 ... 653 154
4394687.SQ.FTS.B, Zero Cpn, 1/06/23 ... 1,012 287
4394708.SQ.FTS.B, Zero Cpn, 1/06/23 ... 599 457
4395434.SQ.FTS.B, Zero Cpn, 1/07/23 ... 817 199
4401878.SQ.FTS.B, Zero Cpn, 1/09/23 ... 2,135 1,128
4406025.SQ.FTS.B, Zero Cpn, 1/13/23 ... 2,221 734
4407793.SQ.FTS.B, Zero Cpn, 1/13/23 ... 241 184
4408342.SQ.FTS.B, Zero Cpn, 1/14/23 ... 552 400
4409278.SQ.FTS.B, Zero Cpn, 1/14/23 ... 386 178
4412497.SQ.FTS.B, Zero Cpn, 1/15/23 ... 379 121
4413064.SQ.FTS.B, Zero Cpn, 1/15/23 ... 2,013 682
4413957.SQ.FTS.B, Zero Cpn, 1/16/23 ... 356 60
4430691.SQ.FTS.B, Zero Cpn, 1/22/23 ... 1,009 183
4431496.SQ.FTS.B, Zero Cpn, 1/22/23 ... 432 100
4432969.SQ.FTS.B, Zero Cpn, 1/23/23 ... 1,981 1,195
4434260.SQ.FTS.B, Zero Cpn, 1/24/23 ... 883 263
4438299.SQ.FTS.B, Zero Cpn, 1/27/23 ... 2,530 688
4438563.SQ.FTS.B, Zero Cpn, 1/27/23 ... 14,155 3,405
4439170.SQ.FTS.B, Zero Cpn, 1/27/23 ... 7,027 2,716
4450419.SQ.FTS.B, Zero Cpn, 2/02/23 ... 9,096 2,336
4452962.SQ.FTS.B, Zero Cpn, 2/03/23 ... 8,915 2,249
4453243.SQ.FTS.B, Zero Cpn, 2/04/23 ... 6,619 4,862
4455128.SQ.FTS.B, Zero Cpn, 2/04/23 ... 2,253 623
4457642.SQ.FTS.B, Zero Cpn, 2/05/23 ... 3,469 1,629
4459169.SQ.FTS.B, Zero Cpn, 2/06/23 ... 1,510 670
4459340.SQ.FTS.B, Zero Cpn, 2/06/23 ... 866 679
4463189.SQ.FTS.B, Zero Cpn, 2/09/23 ... 2,140 367
4463847.SQ.FTS.B, Zero Cpn, 2/09/23 ... 1,559 591
4465207.SQ.FTS.B, Zero Cpn, 2/10/23 ... 3,432 1,060
4468040.SQ.FTS.B, Zero Cpn, 2/11/23 ... 933 387
4469186.SQ.FTS.B, Zero Cpn, 2/12/23 ... 3,460 1,741
Description
Principal
Amount Value
Block, Inc. (continued)
4473681.SQ.FTS.B, Zero Cpn, 2/14/23 ... $ 342 $ 168
4475919.SQ.FTS.B, Zero Cpn, 2/16/23 ... 2,236 960
4481855.SQ.FTS.B, Zero Cpn, 2/19/23 ... 1,079 272
4481874.SQ.FTS.B, Zero Cpn, 2/19/23 ... 1,551 618
4483852.SQ.FTS.B, Zero Cpn, 2/19/23 ... 18,010 8,825
4484475.SQ.FTS.B, Zero Cpn, 2/20/23 ... 3,439 665
4484542.SQ.FTS.B, Zero Cpn, 2/20/23 ... 6,016 1,425
4488928.SQ.FTS.B, Zero Cpn, 2/23/23 ... 703 118
4488941.SQ.FTS.B, Zero Cpn, 2/23/23 ... 1,573 999
4489974.SQ.FTS.B, Zero Cpn, 2/24/23 ... 4,041 1,311
4490447.SQ.FTS.B, Zero Cpn, 2/24/23 ... 1,834 1,168
4494212.SQ.FTS.B, Zero Cpn, 2/26/23 ... 137 119
4498947.SQ.FTS.B, Zero Cpn, 2/28/23 ... 562 174
4499783.SQ.FTS.B, Zero Cpn, 2/28/23 ... 2,186 705
4508723.SQ.FTS.B, Zero Cpn, 3/02/23 ... 6,372 1,974
4510936.SQ.FTS.B, Zero Cpn, 3/03/23 ... 5,833 3,551
4513107.SQ.FTS.B, Zero Cpn, 3/03/23 ... 4,327 1,478
4513287.SQ.FTS.B, Zero Cpn, 3/04/23 ... 12,361 3,154
4513804.SQ.FTS.B, Zero Cpn, 3/05/23 ... 537 294
4514072.SQ.FTS.B, Zero Cpn, 3/05/23 ... 1,866 416
4516974.SQ.FTS.B, Zero Cpn, 3/07/23 ... 900 722
4518461.SQ.FTS.B, Zero Cpn, 3/08/23 ... 2,733 601
4519611.SQ.FTS.B, Zero Cpn, 3/08/23 ... 14,158 3,072
4520213.SQ.FTS.B, Zero Cpn, 3/08/23 ... 195 151
4523658.SQ.FTS.B, Zero Cpn, 3/09/23 ... 397 343
4532062.SQ.FTS.B, Zero Cpn, 3/14/23 ... 5,761 1,981
4532190.SQ.FTS.B, Zero Cpn, 3/14/23 ... 341 288
4532929.SQ.FTS.B, Zero Cpn, 3/14/23 ... 2,999 1,390
4534513.SQ.FTS.B, Zero Cpn, 3/15/23 ... 479 211
4535094.SQ.FTS.B, Zero Cpn, 3/15/23 ... 4,330 3,040
4540937.SQ.FTS.B, Zero Cpn, 3/17/23 ... 6,282 1,006
3210332.SQ.FTS.B, Zero Cpn, 3/18/23 ... 4,369 37
3212181.SQ.FTS.B, Zero Cpn, 3/18/23 ... 380 5
4542771.SQ.FTS.B, Zero Cpn, 3/18/23 ... 226 194
4542801.SQ.FTS.B, Zero Cpn, 3/18/23 ... 2,134 1,376
4545114.SQ.FTS.B, Zero Cpn, 3/20/23 ... 71 69
4545216.SQ.FTS.B, Zero Cpn, 3/20/23 ... 1,345 613
4545669.SQ.FTS.B, Zero Cpn, 3/20/23 ... 3,319 1,851
4546342.SQ.FTS.B, Zero Cpn, 3/20/23 ... 3,208 505
4548407.SQ.FTS.B, Zero Cpn, 3/21/23 ... 22,580 9,465
4548999.SQ.FTS.B, Zero Cpn, 3/21/23 ... 4,823 2,187
4549725.SQ.FTS.B, Zero Cpn, 3/21/23 ... 7,136 5,664
4549873.SQ.FTS.B, Zero Cpn, 3/21/23 ... 607 536
4549880.SQ.FTS.B, Zero Cpn, 3/21/23 ... 3,819 777
4549903.SQ.FTS.B, Zero Cpn, 3/21/23 ... 3,275 1,570
4550163.SQ.FTS.B, Zero Cpn, 3/21/23 ... 1,819 691
4550265.SQ.FTS.B, Zero Cpn, 3/21/23 ... 545 269
4552365.SQ.FTS.B, Zero Cpn, 3/22/23 ... 1,624 1,321
4555245.SQ.FTS.B, Zero Cpn, 3/23/23 ... 12,766 6,260
4556429.SQ.FTS.B, Zero Cpn, 3/23/23 ... 3,512 641
4556489.SQ.FTS.B, Zero Cpn, 3/23/23 ... 4,801 1,902
4556569.SQ.FTS.B, Zero Cpn, 3/23/23 ... 18,356 4,592
4557410.SQ.FTS.B, Zero Cpn, 3/23/23 ... 5,012 1,440
4558347.SQ.FTS.B, Zero Cpn, 3/23/23 ... 1,070 454
4561168.SQ.FTS.B, Zero Cpn, 3/24/23 ... 715 117
3232249.SQ.FTS.B, Zero Cpn, 3/25/23 ... 828 11

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4561400.SQ.FTS.B, Zero Cpn, 3/25/23 ... $ 25,353 $ 13,815
4561751.SQ.FTS.B, Zero Cpn, 3/25/23 ... 3,074 617
4561908.SQ.FTS.B, Zero Cpn, 3/25/23 ... 871 829
3233993.SQ.FTS.B, Zero Cpn, 3/26/23 ... 428 3
4562273.SQ.FTS.B, Zero Cpn, 3/26/23 ... 3,405 1,611
4562488.SQ.FTS.B, Zero Cpn, 3/26/23 ... 1,269 1,061
4562746.SQ.FTS.B, Zero Cpn, 3/27/23 ... 743 382
4563389.SQ.FTS.B, Zero Cpn, 3/27/23 ... 4,374 1,428
4564162.SQ.FTS.B, Zero Cpn, 3/27/23 ... 749 314
4564747.SQ.FTS.B, Zero Cpn, 3/27/23 ... 763 700
4565005.SQ.FTS.B, Zero Cpn, 3/27/23 ... 954 799
4565857.SQ.FTS.B, Zero Cpn, 3/27/23 ... 14,859 7,524
3234758.SQ.FTS.B, Zero Cpn, 3/28/23 ... 637 8
3237194.SQ.FTS.B, Zero Cpn, 3/28/23 ... 1,981 28
4566912.SQ.FTS.B, Zero Cpn, 3/28/23 ... 5,796 4,293
4567796.SQ.FTS.B, Zero Cpn, 3/28/23 ... 65 59
3238373.SQ.FTS.B, Zero Cpn, 3/29/23 ... 870 6
3243747.SQ.FTS.B, Zero Cpn, 4/01/23 ... 1,299 10
4579623.SQ.FTS.B, Zero Cpn, 4/01/23 ... 30,289 7,711
4580785.SQ.FTS.B, Zero Cpn, 4/01/23 ... 2,020 998
4581065.SQ.FTS.B, Zero Cpn, 4/02/23 ... 891 868
4581333.SQ.FTS.B, Zero Cpn, 4/02/23 ... 6,292 3,575
4581555.SQ.FTS.B, Zero Cpn, 4/02/23 ... 12,644 6,297
4582045.SQ.FTS.B, Zero Cpn, 4/03/23 ... 250 110
4582331.SQ.FTS.B, Zero Cpn, 4/03/23 ... 5,425 2,474
4584313.SQ.FTS.B, Zero Cpn, 4/04/23 ... 804 604
4585539.SQ.FTS.B, Zero Cpn, 4/04/23 ... 772 199
4586510.SQ.FTS.B, Zero Cpn, 4/04/23 ... 6,337 2,171
4587619.SQ.FTS.B, Zero Cpn, 4/05/23 ... 378 285
4589242.SQ.FTS.B, Zero Cpn, 4/05/23 ... 488 238
4593197.SQ.FTS.B, Zero Cpn, 4/06/23 ... 39 37
4593226.SQ.FTS.B, Zero Cpn, 4/06/23 ... 2,869 2,706
3255010.SQ.FTS.B, Zero Cpn, 4/07/23 ... 1,659 17
4597946.SQ.FTS.B, Zero Cpn, 4/07/23 ... 516 437
4599623.SQ.FTS.B, Zero Cpn, 4/07/23 ... 1,757 507
4600950.SQ.FTS.B, Zero Cpn, 4/07/23 ... 1,109 544
4601418.SQ.FTS.B, Zero Cpn, 4/08/23 ... 4,582 2,818
4601908.SQ.FTS.B, Zero Cpn, 4/08/23 ... 835 412
4603785.SQ.FTS.B, Zero Cpn, 4/08/23 ... 2,545 738
3260194.SQ.FTS.B, Zero Cpn, 4/09/23 ... 204 3
4604407.SQ.FTS.B, Zero Cpn, 4/09/23 ... 1,111 727
4604760.SQ.FTS.B, Zero Cpn, 4/09/23 ... 434 344
4604781.SQ.FTS.B, Zero Cpn, 4/09/23 ... 291 286
4605589.SQ.FTS.B, Zero Cpn, 4/10/23 ... 1,453 1,049
4606149.SQ.FTS.B, Zero Cpn, 4/11/23 ... 3,443 1,573
4606526.SQ.FTS.B, Zero Cpn, 4/11/23 ... 462 150
4607766.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,080 536
4607817.SQ.FTS.B, Zero Cpn, 4/12/23 ... 768 683
4608626.SQ.FTS.B, Zero Cpn, 4/12/23 ... 647 593
4608679.SQ.FTS.B, Zero Cpn, 4/12/23 ... 372 360
4609191.SQ.FTS.B, Zero Cpn, 4/12/23 ... 4,038 2,191
4609411.SQ.FTS.B, Zero Cpn, 4/12/23 ... 3,175 2,112
4610483.SQ.FTS.B, Zero Cpn, 4/13/23 ... 36,172 18,180
4612864.SQ.FTS.B, Zero Cpn, 4/13/23 ... 1,029 266
4612909.SQ.FTS.B, Zero Cpn, 4/13/23 ... 16,461 7,468
4617878.SQ.FTS.B, Zero Cpn, 4/14/23 ... 650 547
4618545.SQ.FTS.B, Zero Cpn, 4/14/23 ... 2,720 626
4618572.SQ.FTS.B, Zero Cpn, 4/14/23 ... 1,354 940
Description
Principal
Amount Value
Block, Inc. (continued)
4619556.SQ.FTS.B, Zero Cpn, 4/14/23 ... $ 2,286 $ 977
4620208.SQ.FTS.B, Zero Cpn, 4/14/23 ... 3,167 1,460
4621187.SQ.FTS.B, Zero Cpn, 4/15/23 ... 500 303
4622336.SQ.FTS.B, Zero Cpn, 4/15/23 ... 1,219 425
4622912.SQ.FTS.B, Zero Cpn, 4/15/23 ... 12,026 4,910
4623208.SQ.FTS.B, Zero Cpn, 4/15/23 ... 1,751 810
4623403.SQ.FTS.B, Zero Cpn, 4/15/23 ... 1,756 898
4623698.SQ.FTS.B, Zero Cpn, 4/15/23 ... 4,549 1,292
4623781.SQ.FTS.B, Zero Cpn, 4/16/23 ... 459 184
4623973.SQ.FTS.B, Zero Cpn, 4/16/23 ... 254 234
4625409.SQ.FTS.B, Zero Cpn, 4/18/23 ... 2,293 531
4626036.SQ.FTS.B, Zero Cpn, 4/18/23 ... 761 740
4626052.SQ.FTS.B, Zero Cpn, 4/18/23 ... 3,539 569
4626080.SQ.FTS.B, Zero Cpn, 4/18/23 ... 953 766
4626904.SQ.FTS.B, Zero Cpn, 4/18/23 ... 4,667 2,031
4627097.SQ.FTS.B, Zero Cpn, 4/18/23 ... 1,181 658
4627311.SQ.FTS.B, Zero Cpn, 4/18/23 ... 473 464
4627946.SQ.FTS.B, Zero Cpn, 4/18/23 ... 4,603 2,367
4628916.SQ.FTS.B, Zero Cpn, 4/19/23 ... 1,440 983
4629903.SQ.FTS.B, Zero Cpn, 4/19/23 ... 2,042 1,912
4630150.SQ.FTS.B, Zero Cpn, 4/19/23 ... 6,199 3,223
4630473.SQ.FTS.B, Zero Cpn, 4/19/23 ... 336 302
4631665.SQ.FTS.B, Zero Cpn, 4/20/23 ... 4,254 2,163
4635005.SQ.FTS.B, Zero Cpn, 4/21/23 ... 6,958 5,531
4635804.SQ.FTS.B, Zero Cpn, 4/21/23 ... 543 304
4637259.SQ.FTS.B, Zero Cpn, 4/22/23 ... 146 110
4639123.SQ.FTS.B, Zero Cpn, 4/22/23 ... 1,166 188
4639291.SQ.FTS.B, Zero Cpn, 4/22/23 ... 4,216 1,675
4639511.SQ.FTS.B, Zero Cpn, 4/22/23 ... 2,511 1,118
3297660.SQ.FTS.B, Zero Cpn, 4/24/23 ... 556 8
4641955.SQ.FTS.B, Zero Cpn, 4/25/23 ... 13,703 5,156
4643908.SQ.FTS.B, Zero Cpn, 4/25/23 ... 77 74
4645543.SQ.FTS.B, Zero Cpn, 4/26/23 ... 1,513 961
4645672.SQ.FTS.B, Zero Cpn, 4/26/23 ... 10,185 2,948
4645843.SQ.FTS.B, Zero Cpn, 4/26/23 ... 1,027 592
4646107.SQ.FTS.B, Zero Cpn, 4/26/23 ... 2,393 2,103
4646691.SQ.FTS.B, Zero Cpn, 4/26/23 ... 582 510
4650952.SQ.FTS.B, Zero Cpn, 4/28/23 ... 2,708 2,598
4652170.SQ.FTS.B, Zero Cpn, 4/28/23 ... 3,326 742
4652693.SQ.FTS.B, Zero Cpn, 4/28/23 ... 141 126
4654347.SQ.FTS.B, Zero Cpn, 4/29/23 ... 972 412
4654724.SQ.FTS.B, Zero Cpn, 4/29/23 ... 439 154
4654768.SQ.FTS.B, Zero Cpn, 4/29/23 ... 398 331
4655105.SQ.FTS.B, Zero Cpn, 4/29/23 ... 1,842 1,496
4655302.SQ.FTS.B, Zero Cpn, 4/29/23 ... 2,011 1,356
3311752.SQ.FTS.B, Zero Cpn, 4/30/23 ... 252 4
4656767.SQ.FTS.B, Zero Cpn, 4/30/23 ... 2,284 400
4658627.SQ.FTS.B, Zero Cpn, 5/01/23 ... 12,846 5,483
4659138.SQ.FTS.B, Zero Cpn, 5/01/23 ... 2,680 2,272
4659292.SQ.FTS.B, Zero Cpn, 5/01/23 ... 973 225
4660315.SQ.FTS.B, Zero Cpn, 5/01/23 ... 1,373 1,295
4660577.SQ.FTS.B, Zero Cpn, 5/01/23 ... 5,607 1,372
4660611.SQ.FTS.B, Zero Cpn, 5/01/23 ... 3,640 1,219
4660991.SQ.FTS.B, Zero Cpn, 5/01/23 ... 559 429
4662056.SQ.FTS.B, Zero Cpn, 5/02/23 ... 40,082 11,139
4664050.SQ.FTS.B, Zero Cpn, 5/02/23 ... 936 815
4665723.SQ.FTS.B, Zero Cpn, 5/03/23 ... 813 611
4668525.SQ.FTS.B, Zero Cpn, 5/04/23 ... 487 114

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4669203.SQ.FTS.B, Zero Cpn, 5/04/23 ... $ 402 $ 86
4669930.SQ.FTS.B, Zero Cpn, 5/04/23 ... 1,163 650
3320535.SQ.FTS.B, Zero Cpn, 5/05/23 ... 13,177 164
4679063.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,470 1,569
4681090.SQ.FTS.B, Zero Cpn, 5/08/23 ... 1,211 254
4681262.SQ.FTS.B, Zero Cpn, 5/08/23 ... 1,493 1,276
4682306.SQ.FTS.B, Zero Cpn, 5/08/23 ... 19,587 6,451
4682757.SQ.FTS.B, Zero Cpn, 5/08/23 ... 1,390 1,257
4684103.SQ.FTS.B, Zero Cpn, 5/08/23 ... 1,135 347
4684220.SQ.FTS.B, Zero Cpn, 5/08/23 ... 1,001 786
4684254.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,283 1,244
4689480.SQ.FTS.B, Zero Cpn, 5/09/23 ... 76 75
4689501.SQ.FTS.B, Zero Cpn, 5/09/23 ... 297 217
4693096.SQ.FTS.B, Zero Cpn, 5/09/23 ... 35 34
4693224.SQ.FTS.B, Zero Cpn, 5/09/23 ... 545 492
4693308.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,001 891
4704761.SQ.FTS.B, Zero Cpn, 5/10/23 ... 1,417 252
4706260.SQ.FTS.B, Zero Cpn, 5/10/23 ... 3,411 2,985
4706548.SQ.FTS.B, Zero Cpn, 5/10/23 ... 977 905
4706761.SQ.FTS.B, Zero Cpn, 5/10/23 ... 855 727
3332853.SQ.FTS.B, Zero Cpn, 5/11/23 ... 7,190 103
4708711.SQ.FTS.B, Zero Cpn, 5/11/23 ... 835 587
3336181.SQ.FTS.B, Zero Cpn, 5/12/23 ... 7,935 169
3336690.SQ.FTS.B, Zero Cpn, 5/12/23 ... 486 11
4710517.SQ.FTS.B, Zero Cpn, 5/12/23 ... 4,098 1,387
4717011.SQ.FTS.B, Zero Cpn, 5/15/23 ... 8,731 3,602
4717850.SQ.FTS.B, Zero Cpn, 5/15/23 ... 2,974 1,392
4718203.SQ.FTS.B, Zero Cpn, 5/15/23 ... 1,758 901
4719485.SQ.FTS.B, Zero Cpn, 5/15/23 ... 1,274 397
4722278.SQ.FTS.B, Zero Cpn, 5/16/23 ... 818 751
4723323.SQ.FTS.B, Zero Cpn, 5/16/23 ... 1,004 244
4724436.SQ.FTS.B, Zero Cpn, 5/16/23 ... 10,720 4,381
4724687.SQ.FTS.B, Zero Cpn, 5/16/23 ... 8,621 6,687
3344944.SQ.FTS.B, Zero Cpn, 5/17/23 ... 877 20
4728302.SQ.FTS.B, Zero Cpn, 5/17/23 ... 47,360 23,493
4739232.SQ.FTS.B, Zero Cpn, 5/18/23 ... 422 415
3361155.SQ.FTS.B, Zero Cpn, 5/19/23 ... 1,466 30
4746441.SQ.FTS.B, Zero Cpn, 5/19/23 ... 1,812 1,325
4748608.SQ.FTS.B, Zero Cpn, 5/19/23 ... 647 630
4749297.SQ.FTS.B, Zero Cpn, 5/19/23 ... – –
3365511.SQ.FTS.B, Zero Cpn, 5/20/23 ... 243 5
3366564.SQ.FTS.B, Zero Cpn, 5/20/23 ... 120 3
4750494.SQ.FTS.B, Zero Cpn, 5/20/23 ... 31 27
4750892.SQ.FTS.B, Zero Cpn, 5/21/23 ... 1,904 1,818
4751574.SQ.FTS.B, Zero Cpn, 5/21/23 ... 8,306 7,737
4754410.SQ.FTS.B, Zero Cpn, 5/22/23 ... 1,247 1,092
4754715.SQ.FTS.B, Zero Cpn, 5/22/23 ... 1,304 1,219
4757139.SQ.FTS.B, Zero Cpn, 5/22/23 ... 437 428
3371556.SQ.FTS.B, Zero Cpn, 5/23/23 ... 698 16
4761481.SQ.FTS.B, Zero Cpn, 5/23/23 ... 4,254 1,218
4763575.SQ.FTS.B, Zero Cpn, 5/23/23 ... 1,784 902
4765417.SQ.FTS.B, Zero Cpn, 5/23/23 ... 46 45
4773719.SQ.FTS.B, Zero Cpn, 5/24/23 ... 3,651 2,607
4779590.SQ.FTS.B, Zero Cpn, 5/25/23 ... 4,594 2,985
4785538.SQ.FTS.B, Zero Cpn, 5/27/23 ... 2,247 1,634
4786780.SQ.FTS.B, Zero Cpn, 5/29/23 ... 172 165
4789346.SQ.FTS.B, Zero Cpn, 5/29/23 ... 6,004 1,810
4790074.SQ.FTS.B, Zero Cpn, 5/29/23 ... 1,864 572
Description
Principal
Amount Value
Block, Inc. (continued)
4790139.SQ.FTS.B, Zero Cpn, 5/29/23 ... $ 2,417 $ 2,054
4790964.SQ.FTS.B, Zero Cpn, 5/29/23 ... 10,149 9,169
4794467.SQ.FTS.B, Zero Cpn, 5/30/23 ... 116 106
4795042.SQ.FTS.B, Zero Cpn, 5/30/23 ... 336 162
4795965.SQ.FTS.B, Zero Cpn, 5/30/23 ... 463 355
4796271.SQ.FTS.B, Zero Cpn, 5/30/23 ... 3,069 2,295
4796389.SQ.FTS.B, Zero Cpn, 5/30/23 ... 39 38
4799463.SQ.FTS.B, Zero Cpn, 6/01/23 ... 673 593
4799750.SQ.FTS.B, Zero Cpn, 6/01/23 ... 3,222 1,702
4799793.SQ.FTS.B, Zero Cpn, 6/01/23 ... 7,695 3,890
3401486.SQ.FTS.B, Zero Cpn, 6/02/23 ... 263 5
4805377.SQ.FTS.B, Zero Cpn, 6/02/23 ... 1,817 1,402
4809823.SQ.FTS.B, Zero Cpn, 6/02/23 ... 781 391
3407926.SQ.FTS.B, Zero Cpn, 6/03/23 ... 1,511 36
4810028.SQ.FTS.B, Zero Cpn, 6/03/23 ... 946 846
4810478.SQ.FTS.B, Zero Cpn, 6/03/23 ... 17,119 8,033
4812032.SQ.FTS.B, Zero Cpn, 6/03/23 ... 401 102
4812628.SQ.FTS.B, Zero Cpn, 6/03/23 ... 7,404 3,925
4814186.SQ.FTS.B, Zero Cpn, 6/03/23 ... 3,604 2,744
3411766.SQ.FTS.B, Zero Cpn, 6/04/23 ... 5,695 133
3414237.SQ.FTS.B, Zero Cpn, 6/05/23 ... 2,276 56
4815186.SQ.FTS.B, Zero Cpn, 6/05/23 ... 2,777 2,602
4817063.SQ.FTS.B, Zero Cpn, 6/06/23 ... 19,714 6,011
4818851.SQ.FTS.B, Zero Cpn, 6/06/23 ... 1,468 1,334
3415734.SQ.FTS.B, Zero Cpn, 6/07/23 ... 4,366 117
4819394.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,568 1,477
4819488.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,811 1,676
4819764.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,187 645
4819908.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,918 1,060
4819966.SQ.FTS.B, Zero Cpn, 6/07/23 ... 6,441 6,273
4821054.SQ.FTS.B, Zero Cpn, 6/07/23 ... 988 602
4821196.SQ.FTS.B, Zero Cpn, 6/07/23 ... 7,455 6,445
3419699.SQ.FTS.B, Zero Cpn, 6/08/23 ... 10,480 205
4822191.SQ.FTS.B, Zero Cpn, 6/08/23 ... 1,534 732
3425756.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,231 28
4829812.SQ.FTS.B, Zero Cpn, 6/10/23 ... 563 99
4829826.SQ.FTS.B, Zero Cpn, 6/10/23 ... 4,312 2,332
4830154.SQ.FTS.B, Zero Cpn, 6/10/23 ... 11,836 8,626
4830541.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,004 1,574
4830692.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,643 2,386
4831105.SQ.FTS.B, Zero Cpn, 6/10/23 ... 460 452
4831323.SQ.FTS.B, Zero Cpn, 6/10/23 ... 344 333
4831455.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,283 1,006
4832246.SQ.FTS.B, Zero Cpn, 6/10/23 ... 76 74
4832521.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,843 3,761
3428606.SQ.FTS.B, Zero Cpn, 6/11/23 ... 2,409 69
4834515.SQ.FTS.B, Zero Cpn, 6/12/23 ... 1,325 1,212
3432767.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,841 42
3433089.SQ.FTS.B, Zero Cpn, 6/14/23 ... 396 11
3434383.SQ.FTS.B, Zero Cpn, 6/14/23 ... 11,741 251
4839177.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,366 241
4839313.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,404 3,133
4839467.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,586 1,113
4839904.SQ.FTS.B, Zero Cpn, 6/14/23 ... 382 266
4840100.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,543 894
3435958.SQ.FTS.B, Zero Cpn, 6/15/23 ... 2,155 59
3436460.SQ.FTS.B, Zero Cpn, 6/15/23 ... 585 17
3436486.SQ.FTS.B, Zero Cpn, 6/15/23 ... 376 10

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
3437194.SQ.FTS.B, Zero Cpn, 6/15/23 ... $ 1,490 $ 36
4842977.SQ.FTS.B, Zero Cpn, 6/15/23 ... 679 643
4843326.SQ.FTS.B, Zero Cpn, 6/15/23 ... 491 451
3437850.SQ.FTS.B, Zero Cpn, 6/16/23 ... 4,084 110
4848064.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1 1
4848330.SQ.FTS.B, Zero Cpn, 6/16/23 ... 43,314 26,087
4850729.SQ.FTS.B, Zero Cpn, 6/16/23 ... 903 879
4857346.SQ.FTS.B, Zero Cpn, 6/16/23 ... 479 471
4857804.SQ.FTS.B, Zero Cpn, 6/17/23 ... 225 221
4860368.SQ.FTS.B, Zero Cpn, 6/17/23 ... 989 914
4861386.SQ.FTS.B, Zero Cpn, 6/17/23 ... 2,034 1,990
4862382.SQ.FTS.B, Zero Cpn, 6/18/23 ... 5,340 1,453
4862453.SQ.FTS.B, Zero Cpn, 6/18/23 ... 4,720 2,864
4862500.SQ.FTS.B, Zero Cpn, 6/18/23 ... 2,736 1,647
4862657.SQ.FTS.B, Zero Cpn, 6/18/23 ... 3,274 3,132
4862693.SQ.FTS.B, Zero Cpn, 6/19/23 ... 583 546
4862804.SQ.FTS.B, Zero Cpn, 6/19/23 ... 3,749 3,456
4862864.SQ.FTS.B, Zero Cpn, 6/19/23 ... 331 325
4862865.SQ.FTS.B, Zero Cpn, 6/19/23 ... 4,268 4,086
4863124.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,429 1,299
4863679.SQ.FTS.B, Zero Cpn, 6/20/23 ... 16,205 5,330
4864955.SQ.FTS.B, Zero Cpn, 6/20/23 ... 7,356 5,698
4865376.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,316 386
4865386.SQ.FTS.B, Zero Cpn, 6/20/23 ... 179 176
4865542.SQ.FTS.B, Zero Cpn, 6/20/23 ... 3,416 3,175
4866541.SQ.FTS.B, Zero Cpn, 6/20/23 ... 6,737 3,271
4866679.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,660 730
4867003.SQ.FTS.B, Zero Cpn, 6/20/23 ... 5,160 4,903
4867138.SQ.FTS.B, Zero Cpn, 6/20/23 ... 24,616 17,671
3452149.SQ.FTS.B, Zero Cpn, 6/21/23 ... 969 22
4867369.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,892 1,062
4867578.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,221 1,140
4867627.SQ.FTS.B, Zero Cpn, 6/21/23 ... 5,031 3,096
4867691.SQ.FTS.B, Zero Cpn, 6/21/23 ... 100 96
4867700.SQ.FTS.B, Zero Cpn, 6/21/23 ... 3,115 1,195
4867847.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,005 947
4868123.SQ.FTS.B, Zero Cpn, 6/21/23 ... 561 180
4868571.SQ.FTS.B, Zero Cpn, 6/21/23 ... 3,003 2,284
4868930.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,648 1,049
4869065.SQ.FTS.B, Zero Cpn, 6/21/23 ... 509 366
4871768.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,798 1,779
4871945.SQ.FTS.B, Zero Cpn, 6/22/23 ... 5,985 1,124
4871985.SQ.FTS.B, Zero Cpn, 6/22/23 ... 5,331 4,492
4871988.SQ.FTS.B, Zero Cpn, 6/22/23 ... 6,355 6,051
4872036.SQ.FTS.B, Zero Cpn, 6/22/23 ... 795 670
4872327.SQ.FTS.B, Zero Cpn, 6/22/23 ... 4,375 4,253
4872471.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,391 261
4872677.SQ.FTS.B, Zero Cpn, 6/22/23 ... 4,156 2,029
4872979.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,215 2,860
4873083.SQ.FTS.B, Zero Cpn, 6/22/23 ... 9,479 2,266
4873181.SQ.FTS.B, Zero Cpn, 6/22/23 ... 917 610
4873268.SQ.FTS.B, Zero Cpn, 6/22/23 ... 6,701 3,901
4873395.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,165 1,512
4873945.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,094 1,091
4874117.SQ.FTS.B, Zero Cpn, 6/22/23 ... 8,297 3,313
3463095.SQ.FTS.B, Zero Cpn, 6/23/23 ... 11,405 331
4874185.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,678 1,118
4874246.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,342 894
Description
Principal
Amount Value
Block, Inc. (continued)
4875505.SQ.FTS.B, Zero Cpn, 6/23/23 ... $ 1,188 $ 471
4876039.SQ.FTS.B, Zero Cpn, 6/23/23 ... 2,394 1,498
4876154.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,774 1,500
4877128.SQ.FTS.B, Zero Cpn, 6/24/23 ... 3,694 3,549
4877302.SQ.FTS.B, Zero Cpn, 6/25/23 ... 624 438
4877319.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,558 723
4877352.SQ.FTS.B, Zero Cpn, 6/25/23 ... 97 96
4877412.SQ.FTS.B, Zero Cpn, 6/25/23 ... 2,288 2,190
4877437.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,011 904
4877478.SQ.FTS.B, Zero Cpn, 6/25/23 ... 122 92
3472489.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,604 70
4877812.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,782 559
4878083.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,417 1,999
4878164.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,972 1,721
4878243.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,946 2,582
4879046.SQ.FTS.B, Zero Cpn, 6/27/23 ... 25 24
4879141.SQ.FTS.B, Zero Cpn, 6/27/23 ... 7,621 4,405
4879232.SQ.FTS.B, Zero Cpn, 6/27/23 ... 7,063 6,107
4879426.SQ.FTS.B, Zero Cpn, 6/27/23 ... 34,797 27,145
4879470.SQ.FTS.B, Zero Cpn, 6/27/23 ... 11,443 8,945
4879704.SQ.FTS.B, Zero Cpn, 6/27/23 ... 6,681 4,917
4879860.SQ.FTS.B, Zero Cpn, 6/27/23 ... 672 579
4880047.SQ.FTS.B, Zero Cpn, 6/27/23 ... 132 119
4880109.SQ.FTS.B, Zero Cpn, 6/27/23 ... 16,614 6,405
4880268.SQ.FTS.B, Zero Cpn, 6/27/23 ... 6,360 6,079
4880571.SQ.FTS.B, Zero Cpn, 6/28/23 ... 14,651 8,846
4881599.SQ.FTS.B, Zero Cpn, 6/28/23 ... 4,061 1,163
4881617.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,646 432
4881768.SQ.FTS.B, Zero Cpn, 6/28/23 ... 3,152 3,083
4881937.SQ.FTS.B, Zero Cpn, 6/28/23 ... 107 106
4881963.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,303 1,181
4881988.SQ.FTS.B, Zero Cpn, 6/28/23 ... 46,408 22,630
4882243.SQ.FTS.B, Zero Cpn, 6/28/23 ... 635 287
4882388.SQ.FTS.B, Zero Cpn, 6/28/23 ... 3,781 2,134
4882604.SQ.FTS.B, Zero Cpn, 6/28/23 ... 4,323 1,089
4884730.SQ.FTS.B, Zero Cpn, 6/29/23 ... 4,639 2,832
4885655.SQ.FTS.B, Zero Cpn, 6/29/23 ... 907 730
3487584.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,184 68
4886936.SQ.FTS.B, Zero Cpn, 6/30/23 ... 29,822 10,378
4887776.SQ.FTS.B, Zero Cpn, 6/30/23 ... 13,526 5,803
4888984.SQ.FTS.B, Zero Cpn, 6/30/23 ... 9,304 8,396
4889578.SQ.FTS.B, Zero Cpn, 7/01/23 ... 6,235 3,718
4889959.SQ.FTS.B, Zero Cpn, 7/02/23 ... 5,564 1,717
4890140.SQ.FTS.B, Zero Cpn, 7/02/23 ... 620 542
4890651.SQ.FTS.B, Zero Cpn, 7/03/23 ... 1,546 1,507
4890877.SQ.FTS.B, Zero Cpn, 7/03/23 ... 18,155 13,524
4891549.SQ.FTS.B, Zero Cpn, 7/03/23 ... 3,445 933
4891653.SQ.FTS.B, Zero Cpn, 7/03/23 ... 773 649
3498849.SQ.FTS.B, Zero Cpn, 7/04/23 ... 141 6
4892791.SQ.FTS.B, Zero Cpn, 7/04/23 ... 917 893
4893163.SQ.FTS.B, Zero Cpn, 7/04/23 ... 12,426 3,247
4893412.SQ.FTS.B, Zero Cpn, 7/04/23 ... 4,366 2,355
4893530.SQ.FTS.B, Zero Cpn, 7/04/23 ... 395 340
4893551.SQ.FTS.B, Zero Cpn, 7/04/23 ... 545 195
4894121.SQ.FTS.B, Zero Cpn, 7/04/23 ... 1,483 1,299
4895067.SQ.FTS.B, Zero Cpn, 7/05/23 ... 22,633 15,764
4896153.SQ.FTS.B, Zero Cpn, 7/05/23 ... 783 749
4896203.SQ.FTS.B, Zero Cpn, 7/05/23 ... 21,105 20,325

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
3510070.SQ.FTS.B, Zero Cpn, 7/06/23 ... $ 25,800 $ 900
4898500.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,933 1,811
4898702.SQ.FTS.B, Zero Cpn, 7/06/23 ... 3,696 2,936
4899040.SQ.FTS.B, Zero Cpn, 7/06/23 ... 2,491 2,449
4899657.SQ.FTS.B, Zero Cpn, 7/06/23 ... 21,447 19,782
3513483.SQ.FTS.B, Zero Cpn, 7/07/23 ... 4,792 139
4900969.SQ.FTS.B, Zero Cpn, 7/07/23 ... 4,851 2,223
4901122.SQ.FTS.B, Zero Cpn, 7/07/23 ... 770 328
4901609.SQ.FTS.B, Zero Cpn, 7/07/23 ... 4,411 3,596
4902009.SQ.FTS.B, Zero Cpn, 7/07/23 ... 19,759 15,483
4902587.SQ.FTS.B, Zero Cpn, 7/07/23 ... 6,391 2,566
4902840.SQ.FTS.B, Zero Cpn, 7/07/23 ... 1,112 1,069
3516078.SQ.FTS.B, Zero Cpn, 7/08/23 ... 8,033 297
3521469.SQ.FTS.B, Zero Cpn, 7/08/23 ... 3,422 152
4904451.SQ.FTS.B, Zero Cpn, 7/10/23 ... 4,778 2,492
4905226.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,078 284
4905832.SQ.FTS.B, Zero Cpn, 7/10/23 ... 9,154 3,285
4906204.SQ.FTS.B, Zero Cpn, 7/11/23 ... 1,615 1,578
4906363.SQ.FTS.B, Zero Cpn, 7/11/23 ... 1,043 1,021
4907134.SQ.FTS.B, Zero Cpn, 7/11/23 ... 1,644 1,489
4907500.SQ.FTS.B, Zero Cpn, 7/11/23 ... 4,190 1,983
4908035.SQ.FTS.B, Zero Cpn, 7/11/23 ... 5,837 1,531
4908081.SQ.FTS.B, Zero Cpn, 7/11/23 ... 12,500 10,635
3530707.SQ.FTS.B, Zero Cpn, 7/12/23 ... 217 8
4908604.SQ.FTS.B, Zero Cpn, 7/12/23 ... 3,671 1,922
4908672.SQ.FTS.B, Zero Cpn, 7/12/23 ... 4,733 4,487
4908999.SQ.FTS.B, Zero Cpn, 7/12/23 ... 367 149
4909446.SQ.FTS.B, Zero Cpn, 7/12/23 ... 700 442
4909470.SQ.FTS.B, Zero Cpn, 7/12/23 ... 554 544
4909783.SQ.FTS.B, Zero Cpn, 7/12/23 ... 606 306
4910487.SQ.FTS.B, Zero Cpn, 7/12/23 ... 639 627
4910604.SQ.FTS.B, Zero Cpn, 7/12/23 ... 1,000 958
4913208.SQ.FTS.B, Zero Cpn, 7/13/23 ... 13 12
4913284.SQ.FTS.B, Zero Cpn, 7/13/23 ... 2,804 2,117
4914076.SQ.FTS.B, Zero Cpn, 7/13/23 ... 294 279
4916410.SQ.FTS.B, Zero Cpn, 7/14/23 ... 981 959
4916623.SQ.FTS.B, Zero Cpn, 7/14/23 ... 371 254
4922859.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,830 2,041
4922957.SQ.FTS.B, Zero Cpn, 7/14/23 ... 10,727 9,234
4923126.SQ.FTS.B, Zero Cpn, 7/15/23 ... 1,501 1,474
4923692.SQ.FTS.B, Zero Cpn, 7/16/23 ... 828 744
4923714.SQ.FTS.B, Zero Cpn, 7/16/23 ... 8,664 6,253
4923842.SQ.FTS.B, Zero Cpn, 7/16/23 ... 1,929 804
4924187.SQ.FTS.B, Zero Cpn, 7/17/23 ... 357 248
4925184.SQ.FTS.B, Zero Cpn, 7/18/23 ... 3,595 2,977
4925548.SQ.FTS.B, Zero Cpn, 7/18/23 ... 26,212 12,915
4925972.SQ.FTS.B, Zero Cpn, 7/18/23 ... 7,444 7,026
4926169.SQ.FTS.B, Zero Cpn, 7/18/23 ... 261 237
4926176.SQ.FTS.B, Zero Cpn, 7/18/23 ... 280 275
4926352.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,039 957
3559884.SQ.FTS.B, Zero Cpn, 7/19/23 ... 616 25
4926818.SQ.FTS.B, Zero Cpn, 7/19/23 ... 474 437
4927104.SQ.FTS.B, Zero Cpn, 7/19/23 ... 7,625 5,713
4928597.SQ.FTS.B, Zero Cpn, 7/19/23 ... 42 39
4928991.SQ.FTS.B, Zero Cpn, 7/19/23 ... 8,695 4,234
3566831.SQ.FTS.B, Zero Cpn, 7/20/23 ... 2,799 116
4931457.SQ.FTS.B, Zero Cpn, 7/20/23 ... 244 239
4931610.SQ.FTS.B, Zero Cpn, 7/20/23 ... 638 628
Description
Principal
Amount Value
Block, Inc. (continued)
4932557.SQ.FTS.B, Zero Cpn, 7/20/23 ... $ 1,326 $ 1,039
4932599.SQ.FTS.B, Zero Cpn, 7/20/23 ... 934 918
3572652.SQ.FTS.B, Zero Cpn, 7/21/23 ... 758 40
3573904.SQ.FTS.B, Zero Cpn, 7/21/23 ... 2,469 82
4933704.SQ.FTS.B, Zero Cpn, 7/21/23 ... 1,221 1,191
4934870.SQ.FTS.B, Zero Cpn, 7/21/23 ... 6,375 5,553
4935098.SQ.FTS.B, Zero Cpn, 7/22/23 ... 461 437
4935141.SQ.FTS.B, Zero Cpn, 7/22/23 ... 1,725 1,364
4935729.SQ.FTS.B, Zero Cpn, 7/23/23 ... 2,418 2,141
4935969.SQ.FTS.B, Zero Cpn, 7/23/23 ... 308 302
4937154.SQ.FTS.B, Zero Cpn, 7/24/23 ... 4,982 4,417
4937358.SQ.FTS.B, Zero Cpn, 7/24/23 ... 658 223
4938018.SQ.FTS.B, Zero Cpn, 7/24/23 ... 248 186
4938041.SQ.FTS.B, Zero Cpn, 7/24/23 ... 2,235 2,092
4938636.SQ.FTS.B, Zero Cpn, 7/24/23 ... 695 681
4938983.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,318 227
4940243.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,096 1,076
4942412.SQ.FTS.B, Zero Cpn, 7/26/23 ... 13,011 5,322
4942785.SQ.FTS.B, Zero Cpn, 7/26/23 ... 1,367 1,335
4943156.SQ.FTS.B, Zero Cpn, 7/26/23 ... 1,215 1,157
4947668.SQ.FTS.B, Zero Cpn, 7/27/23 ... 3,449 3,238
4953474.SQ.FTS.B, Zero Cpn, 7/28/23 ... 718 702
4954599.SQ.FTS.B, Zero Cpn, 7/28/23 ... 977 943
4954891.SQ.FTS.B, Zero Cpn, 7/28/23 ... 257 218
4955142.SQ.FTS.B, Zero Cpn, 7/28/23 ... 4,646 3,737
3612013.SQ.FTS.B, Zero Cpn, 7/29/23 ... 3,513 154
4955556.SQ.FTS.B, Zero Cpn, 7/29/23 ... 1,374 248
4955815.SQ.FTS.B, Zero Cpn, 7/29/23 ... 1,177 615
4955840.SQ.FTS.B, Zero Cpn, 7/29/23 ... 890 505
3612313.SQ.FTS.B, Zero Cpn, 7/30/23 ... 3,994 98
4956027.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,051 978
4956138.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,012 938
4956284.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,964 1,826
4960204.SQ.FTS.B, Zero Cpn, 7/31/23 ... 791 730
3616837.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,256 54
4964012.SQ.FTS.B, Zero Cpn, 8/01/23 ... 87 85
4964441.SQ.FTS.B, Zero Cpn, 8/01/23 ... 4,479 3,079
4964899.SQ.FTS.B, Zero Cpn, 8/01/23 ... 482 473
4965732.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,863 1,822
4965912.SQ.FTS.B, Zero Cpn, 8/01/23 ... 20,200 14,163
4967741.SQ.FTS.B, Zero Cpn, 8/02/23 ... 768 747
4967772.SQ.FTS.B, Zero Cpn, 8/02/23 ... 7,951 3,850
4968011.SQ.FTS.B, Zero Cpn, 8/02/23 ... 908 864
4968065.SQ.FTS.B, Zero Cpn, 8/02/23 ... 9,113 7,993
3622745.SQ.FTS.B, Zero Cpn, 8/03/23 ... 5,722 267
4971262.SQ.FTS.B, Zero Cpn, 8/03/23 ... 1,857 1,817
4972251.SQ.FTS.B, Zero Cpn, 8/03/23 ... 528 517
4973437.SQ.FTS.B, Zero Cpn, 8/04/23 ... 1,969 1,882
4973872.SQ.FTS.B, Zero Cpn, 8/04/23 ... 2,608 2,550
4974331.SQ.FTS.B, Zero Cpn, 8/04/23 ... 627 597
3629212.SQ.FTS.B, Zero Cpn, 8/05/23 ... 316 9
4975394.SQ.FTS.B, Zero Cpn, 8/05/23 ... 1,877 792
4975732.SQ.FTS.B, Zero Cpn, 8/06/23 ... 800 714
4975986.SQ.FTS.B, Zero Cpn, 8/06/23 ... 2,289 2,058
3631012.SQ.FTS.B, Zero Cpn, 8/07/23 ... 702 34
4977296.SQ.FTS.B, Zero Cpn, 8/07/23 ... 828 742
4977740.SQ.FTS.B, Zero Cpn, 8/07/23 ... 8,103 7,706
4978348.SQ.FTS.B, Zero Cpn, 8/07/23 ... 799 783

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4978753.SQ.FTS.B, Zero Cpn, 8/07/23 ... $ 345 $ 252
4978821.SQ.FTS.B, Zero Cpn, 8/07/23 ... 4,093 3,908
4978971.SQ.FTS.B, Zero Cpn, 8/08/23 ... 11,059 10,795
4979999.SQ.FTS.B, Zero Cpn, 8/08/23 ... 1,193 1,001
4980045.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,015 1,951
4981564.SQ.FTS.B, Zero Cpn, 8/09/23 ... 474 429
4981810.SQ.FTS.B, Zero Cpn, 8/09/23 ... 2,494 929
4981972.SQ.FTS.B, Zero Cpn, 8/09/23 ... 2,369 1,926
4985060.SQ.FTS.B, Zero Cpn, 8/10/23 ... 11,007 10,705
4986232.SQ.FTS.B, Zero Cpn, 8/10/23 ... 885 830
4986764.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,083 1,950
4987235.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,986 1,638
4987853.SQ.FTS.B, Zero Cpn, 8/11/23 ... 7,412 6,974
4989575.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,283 616
4989709.SQ.FTS.B, Zero Cpn, 8/11/23 ... 48,388 22,579
4990427.SQ.FTS.B, Zero Cpn, 8/12/23 ... 646 522
4990671.SQ.FTS.B, Zero Cpn, 8/12/23 ... 706 685
4990812.SQ.FTS.B, Zero Cpn, 8/12/23 ... 3,319 870
4991412.SQ.FTS.B, Zero Cpn, 8/13/23 ... 1,244 1,010
4992383.SQ.FTS.B, Zero Cpn, 8/14/23 ... 3,294 3,089
4992493.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,379 997
4992977.SQ.FTS.B, Zero Cpn, 8/14/23 ... 727 710
4992999.SQ.FTS.B, Zero Cpn, 8/14/23 ... 672 660
4993188.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,339 1,266
4993580.SQ.FTS.B, Zero Cpn, 8/14/23 ... 600 566
4994777.SQ.FTS.B, Zero Cpn, 8/15/23 ... 407 388
4999507.SQ.FTS.B, Zero Cpn, 8/15/23 ... 687 656
5004164.SQ.FTS.B, Zero Cpn, 8/16/23 ... 388 381
5004401.SQ.FTS.B, Zero Cpn, 8/16/23 ... 10,301 8,908
5006161.SQ.FTS.B, Zero Cpn, 8/16/23 ... 663 593
5006216.SQ.FTS.B, Zero Cpn, 8/16/23 ... 871 812
5006342.SQ.FTS.B, Zero Cpn, 8/16/23 ... 2,777 2,719
5006802.SQ.FTS.B, Zero Cpn, 8/16/23 ... 7,639 4,292
5015742.SQ.FTS.B, Zero Cpn, 8/17/23 ... 3,722 3,657
5018280.SQ.FTS.B, Zero Cpn, 8/17/23 ... 512 502
5018409.SQ.FTS.B, Zero Cpn, 8/17/23 ... 8,649 8,390
5019192.SQ.FTS.B, Zero Cpn, 8/17/23 ... 10,195 8,721
5020011.SQ.FTS.B, Zero Cpn, 8/17/23 ... 4,639 4,014
5020977.SQ.FTS.B, Zero Cpn, 8/18/23 ... 488 429
5023993.SQ.FTS.B, Zero Cpn, 8/18/23 ... 2,890 2,822
5024456.SQ.FTS.B, Zero Cpn, 8/18/23 ... 6,026 5,881
5024975.SQ.FTS.B, Zero Cpn, 8/18/23 ... 6,814 6,674
5025787.SQ.FTS.B, Zero Cpn, 8/19/23 ... 3,006 2,949
5026306.SQ.FTS.B, Zero Cpn, 8/19/23 ... 5,011 4,624
5026478.SQ.FTS.B, Zero Cpn, 8/20/23 ... 1,821 1,775
5026534.SQ.FTS.B, Zero Cpn, 8/20/23 ... 1,643 823
5026883.SQ.FTS.B, Zero Cpn, 8/20/23 ... 8,821 5,598
5026993.SQ.FTS.B, Zero Cpn, 8/21/23 ... 11,631 7,965
5027172.SQ.FTS.B, Zero Cpn, 8/21/23 ... 889 787
5027224.SQ.FTS.B, Zero Cpn, 8/21/23 ... 477 463
5027394.SQ.FTS.B, Zero Cpn, 8/21/23 ... 877 855
5031525.SQ.FTS.B, Zero Cpn, 8/22/23 ... 2,015 1,512
5031982.SQ.FTS.B, Zero Cpn, 8/23/23 ... 107 105
5032610.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,890 1,827
5032697.SQ.FTS.B, Zero Cpn, 8/23/23 ... 9,589 9,308
5034341.SQ.FTS.B, Zero Cpn, 8/23/23 ... 527 437
5034623.SQ.FTS.B, Zero Cpn, 8/23/23 ... 16 16
5034716.SQ.FTS.B, Zero Cpn, 8/23/23 ... 31 30
Description
Principal
Amount Value
Block, Inc. (continued)
5034894.SQ.FTS.B, Zero Cpn, 8/23/23 ... $ 677 $ 567
5035417.SQ.FTS.B, Zero Cpn, 8/23/23 ... 2,760 2,498
5035820.SQ.FTS.B, Zero Cpn, 8/23/23 ... 371 361
5039411.SQ.FTS.B, Zero Cpn, 8/24/23 ... 6,481 6,353
5040230.SQ.FTS.B, Zero Cpn, 8/24/23 ... 539 486
5040599.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,952 2,676
5040843.SQ.FTS.B, Zero Cpn, 8/25/23 ... 587 573
5040948.SQ.FTS.B, Zero Cpn, 8/25/23 ... 4,264 3,426
5041058.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,214 1,173
5042184.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,904 1,527
5042939.SQ.FTS.B, Zero Cpn, 8/25/23 ... 3,549 2,787
5043086.SQ.FTS.B, Zero Cpn, 8/25/23 ... 5,310 5,068
5043408.SQ.FTS.B, Zero Cpn, 8/26/23 ... 1,246 641
5044115.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,341 518
5044128.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,057 1,001
5044278.SQ.FTS.B, Zero Cpn, 8/27/23 ... 5,572 2,874
5044598.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,180 1,133
5044808.SQ.FTS.B, Zero Cpn, 8/28/23 ... 2,149 2,104
5045839.SQ.FTS.B, Zero Cpn, 8/28/23 ... 969 944
5045895.SQ.FTS.B, Zero Cpn, 8/28/23 ... 1,061 727
5047301.SQ.FTS.B, Zero Cpn, 8/28/23 ... 4,140 2,210
5047438.SQ.FTS.B, Zero Cpn, 8/28/23 ... 8,558 5,708
5047888.SQ.FTS.B, Zero Cpn, 8/28/23 ... 428 420
5048664.SQ.FTS.B, Zero Cpn, 9/01/23 ... 3,482 3,350
5050070.SQ.FTS.B, Zero Cpn, 9/01/23 ... 2,654 2,597
5051370.SQ.FTS.B, Zero Cpn, 9/02/23 ... 1,059 1,039
5053030.SQ.FTS.B, Zero Cpn, 9/02/23 ... 125 122
5053049.SQ.FTS.B, Zero Cpn, 9/02/23 ... 264 259
5053854.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,465 2,407
5055922.SQ.FTS.B, Zero Cpn, 9/03/23 ... 45,358 42,714
5057829.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,227 308
5058089.SQ.FTS.B, Zero Cpn, 9/03/23 ... 14,656 14,176
5059544.SQ.FTS.B, Zero Cpn, 9/04/23 ... 632 622
5059764.SQ.FTS.B, Zero Cpn, 9/04/23 ... 1,539 1,195
5060384.SQ.FTS.B, Zero Cpn, 9/04/23 ... 1,066 797
5060558.SQ.FTS.B, Zero Cpn, 9/04/23 ... 4,338 4,227
5061023.SQ.FTS.B, Zero Cpn, 9/04/23 ... 964 907
5061114.SQ.FTS.B, Zero Cpn, 9/04/23 ... 587 529
5061192.SQ.FTS.B, Zero Cpn, 9/04/23 ... 1,880 1,133
5061585.SQ.FTS.B, Zero Cpn, 9/05/23 ... 467 453
5061629.SQ.FTS.B, Zero Cpn, 9/05/23 ... 10,556 9,615
5062108.SQ.FTS.B, Zero Cpn, 9/05/23 ... 2,002 439
5062435.SQ.FTS.B, Zero Cpn, 9/06/23 ... 391 384
5062683.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,943 2,794
5062766.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,815 2,455
5064006.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,079 2,020
5064256.SQ.FTS.B, Zero Cpn, 9/07/23 ... 260 252
5064754.SQ.FTS.B, Zero Cpn, 9/07/23 ... 17,097 16,481
5065553.SQ.FTS.B, Zero Cpn, 9/07/23 ... 11,144 3,903
5065961.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,349 1,295
5065983.SQ.FTS.B, Zero Cpn, 9/08/23 ... 1,598 1,252
5066092.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,583 2,533
5066289.SQ.FTS.B, Zero Cpn, 9/08/23 ... 1,091 1,071
5066380.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,275 2,154
5068562.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,609 2,544
5070355.SQ.FTS.B, Zero Cpn, 9/09/23 ... 156 153
5070501.SQ.FTS.B, Zero Cpn, 9/09/23 ... 3,846 3,753
5070989.SQ.FTS.B, Zero Cpn, 9/09/23 ... 2,590 2,515

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5073020.SQ.FTS.B, Zero Cpn, 9/10/23 ... $ 1,929 $ 1,738
5073065.SQ.FTS.B, Zero Cpn, 9/10/23 ... 3,306 3,229
5073179.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,930 2,860
5073687.SQ.FTS.B, Zero Cpn, 9/10/23 ... 5,023 2,992
5073906.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,197 2,103
5074003.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,694 1,660
5074462.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,232 1,882
5074794.SQ.FTS.B, Zero Cpn, 9/10/23 ... 4,792 4,505
5075234.SQ.FTS.B, Zero Cpn, 9/10/23 ... 301 285
5075271.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,380 1,204
5075710.SQ.FTS.B, Zero Cpn, 9/11/23 ... 4,436 4,098
5075922.SQ.FTS.B, Zero Cpn, 9/11/23 ... 713 479
5075933.SQ.FTS.B, Zero Cpn, 9/11/23 ... 847 804
5076097.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,763 1,719
5076234.SQ.FTS.B, Zero Cpn, 9/11/23 ... 2,376 2,262
5076643.SQ.FTS.B, Zero Cpn, 9/11/23 ... 651 634
5077862.SQ.FTS.B, Zero Cpn, 9/11/23 ... 20,524 18,091
5078260.SQ.FTS.B, Zero Cpn, 9/12/23 ... 2,541 2,436
5078355.SQ.FTS.B, Zero Cpn, 9/12/23 ... 3,177 3,107
5078505.SQ.FTS.B, Zero Cpn, 9/12/23 ... 259 253
5078646.SQ.FTS.B, Zero Cpn, 9/12/23 ... 808 544
5078916.SQ.FTS.B, Zero Cpn, 9/13/23 ... 1,074 1,048
5079639.SQ.FTS.B, Zero Cpn, 9/14/23 ... 1,123 1,084
5079962.SQ.FTS.B, Zero Cpn, 9/14/23 ... 5,670 5,334
5080338.SQ.FTS.B, Zero Cpn, 9/14/23 ... 898 881
5080548.SQ.FTS.B, Zero Cpn, 9/14/23 ... 360 346
5080808.SQ.FTS.B, Zero Cpn, 9/14/23 ... 5,410 5,299
5081725.SQ.FTS.B, Zero Cpn, 9/14/23 ... 219 203
5082114.SQ.FTS.B, Zero Cpn, 9/14/23 ... 3,326 3,261
5082270.SQ.FTS.B, Zero Cpn, 9/15/23 ... 5,659 5,306
5083204.SQ.FTS.B, Zero Cpn, 9/15/23 ... 10,861 5,434
5084234.SQ.FTS.B, Zero Cpn, 9/15/23 ... 77 75
5084816.SQ.FTS.B, Zero Cpn, 9/16/23 ... 192 179
5084881.SQ.FTS.B, Zero Cpn, 9/16/23 ... 3,697 2,573
5085025.SQ.FTS.B, Zero Cpn, 9/16/23 ... 5,843 5,193
5085179.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,507 1,291
5085795.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,984 1,778
5088388.SQ.FTS.B, Zero Cpn, 9/17/23 ... 536 504
5090191.SQ.FTS.B, Zero Cpn, 9/17/23 ... 4,159 4,068
5090906.SQ.FTS.B, Zero Cpn, 9/17/23 ... 400 393
5090985.SQ.FTS.B, Zero Cpn, 9/17/23 ... 903 671
5091773.SQ.FTS.B, Zero Cpn, 9/18/23 ... 4,634 2,595
5092026.SQ.FTS.B, Zero Cpn, 9/18/23 ... 1,031 981
5092297.SQ.FTS.B, Zero Cpn, 9/18/23 ... 1,871 1,784
5092459.SQ.FTS.B, Zero Cpn, 9/18/23 ... 3,780 3,691
5092819.SQ.FTS.B, Zero Cpn, 9/18/23 ... 12,023 11,753
5093823.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,770 1,712
5093927.SQ.FTS.B, Zero Cpn, 9/19/23 ... 170 165
5094111.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,016 970
5094121.SQ.FTS.B, Zero Cpn, 9/19/23 ... 2,993 2,529
5094157.SQ.FTS.B, Zero Cpn, 9/19/23 ... 3,329 3,234
5094327.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,868 1,100
5094655.SQ.FTS.B, Zero Cpn, 9/20/23 ... 3,961 2,117
5095837.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,685 4,448
5096024.SQ.FTS.B, Zero Cpn, 9/21/23 ... 11,687 9,657
5096286.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,178 3,683
5096839.SQ.FTS.B, Zero Cpn, 9/21/23 ... 524 512
5097214.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,163 2,117
Description
Principal
Amount Value
Block, Inc. (continued)
5097330.SQ.FTS.B, Zero Cpn, 9/21/23 ... $ 19,273 $ 7,734
5097489.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,499 3,036
5097581.SQ.FTS.B, Zero Cpn, 9/21/23 ... 13,265 12,156
5097812.SQ.FTS.B, Zero Cpn, 9/22/23 ... 2,970 2,897
5098722.SQ.FTS.B, Zero Cpn, 9/22/23 ... 4,298 4,101
5098869.SQ.FTS.B, Zero Cpn, 9/22/23 ... 5,153 4,770
5099070.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,073 942
5099122.SQ.FTS.B, Zero Cpn, 9/22/23 ... 7,252 7,077
5099705.SQ.FTS.B, Zero Cpn, 9/22/23 ... 211 206
5100405.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,407 1,375
5100650.SQ.FTS.B, Zero Cpn, 9/23/23 ... 6,122 5,662
5100913.SQ.FTS.B, Zero Cpn, 9/23/23 ... 894 871
5102362.SQ.FTS.B, Zero Cpn, 9/23/23 ... 26,685 18,488
5104638.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,384 1,319
5105920.SQ.FTS.B, Zero Cpn, 9/24/23 ... 659 646
5106075.SQ.FTS.B, Zero Cpn, 9/24/23 ... 7,312 6,804
5106704.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,898 1,863
5108548.SQ.FTS.B, Zero Cpn, 9/25/23 ... 924 894
5108777.SQ.FTS.B, Zero Cpn, 9/25/23 ... 10,016 8,998
5109397.SQ.FTS.B, Zero Cpn, 9/25/23 ... 3,989 3,821
5109707.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,485 1,277
5109882.SQ.FTS.B, Zero Cpn, 9/25/23 ... 726 703
5110010.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,033 1,984
5110090.SQ.FTS.B, Zero Cpn, 9/26/23 ... 3,071 2,986
5110232.SQ.FTS.B, Zero Cpn, 9/26/23 ... 4,917 3,255
5110354.SQ.FTS.B, Zero Cpn, 9/26/23 ... 3,630 2,708
5110450.SQ.FTS.B, Zero Cpn, 9/26/23 ... 4,662 2,879
5110550.SQ.FTS.B, Zero Cpn, 9/26/23 ... 456 395
5110720.SQ.FTS.B, Zero Cpn, 9/27/23 ... 65 63
5111827.SQ.FTS.B, Zero Cpn, 9/28/23 ... 456 447
5111895.SQ.FTS.B, Zero Cpn, 9/28/23 ... 3,796 3,708
5114487.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,639 2,534
5114631.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,038 824
5114741.SQ.FTS.B, Zero Cpn, 9/29/23 ... 579 564
5114852.SQ.FTS.B, Zero Cpn, 9/29/23 ... 948 932
5115552.SQ.FTS.B, Zero Cpn, 9/29/23 ... 1,624 1,591
5115827.SQ.FTS.B, Zero Cpn, 9/29/23 ... 11,574 11,336
5117209.SQ.FTS.B, Zero Cpn, 9/30/23 ... 12,731 12,431
5117843.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,138 939
5118013.SQ.FTS.B, Zero Cpn, 9/30/23 ... 212 208
5118220.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,079 1,053
5118313.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,158 2,097
5118381.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,313 1,278
5118658.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,132 979
5121615.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,436 3,368
5122398.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,431 4,963
5122748.SQ.FTS.B, Zero Cpn, 9/30/23 ... 10,811 10,495
5123250.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,017 1,525
5123349.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,490 1,464
5123870.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,528 3,395
5124029.SQ.FTS.B, Zero Cpn, 9/30/23 ... 10,170 9,915
5124656.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,555 1,352
5124749.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,300 3,235
5124879.SQ.FTS.B, Zero Cpn, 10/01/23 .. 741 724
5125054.SQ.FTS.B, Zero Cpn, 10/01/23 .. 9,844 9,658
5127386.SQ.FTS.B, Zero Cpn, 10/01/23 .. 6,400 6,253
5127708.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,623 1,574
5127775.SQ.FTS.B, Zero Cpn, 10/02/23 .. 3,425 3,305

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5127903.SQ.FTS.B, Zero Cpn, 10/02/23 .. $ 931 $ 851
5127927.SQ.FTS.B, Zero Cpn, 10/02/23 .. 3,267 3,089
5128048.SQ.FTS.B, Zero Cpn, 10/02/23 .. 2,193 2,035
5128373.SQ.FTS.B, Zero Cpn, 10/02/23 .. 5,530 4,809
5128499.SQ.FTS.B, Zero Cpn, 10/03/23 .. 1,142 1,056
5128536.SQ.FTS.B, Zero Cpn, 10/03/23 .. 4,275 3,967
5128824.SQ.FTS.B, Zero Cpn, 10/03/23 .. 2,326 2,227
5128988.SQ.FTS.B, Zero Cpn, 10/03/23 .. 406 358
5129021.SQ.FTS.B, Zero Cpn, 10/03/23 .. 2,414 2,246
5129879.SQ.FTS.B, Zero Cpn, 10/04/23 .. 3,506 3,414
5130538.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,193 905
5130578.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,312 1,270
5130847.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,036 853
5130975.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,098 1,041
5131020.SQ.FTS.B, Zero Cpn, 10/04/23 .. 8,190 7,979
5131522.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,384 1,550
5131548.SQ.FTS.B, Zero Cpn, 10/04/23 .. 871 852
5132801.SQ.FTS.B, Zero Cpn, 10/04/23 .. 488 464
5132859.SQ.FTS.B, Zero Cpn, 10/04/23 .. 17,801 17,399
5132890.SQ.FTS.B, Zero Cpn, 10/05/23 .. 30,012 17,056
5133569.SQ.FTS.B, Zero Cpn, 10/05/23 .. 4,989 4,878
5134063.SQ.FTS.B, Zero Cpn, 10/05/23 .. 295 289
5134114.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,824 3,739
5134488.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,144 672
5134511.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,086 2,980
5135135.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,242 1,196
5135688.SQ.FTS.B, Zero Cpn, 10/05/23 .. 515 504
5135739.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,930 3,741
5135982.SQ.FTS.B, Zero Cpn, 10/05/23 .. 13,280 12,659
5136108.SQ.FTS.B, Zero Cpn, 10/06/23 .. 7,497 7,208
5136603.SQ.FTS.B, Zero Cpn, 10/06/23 .. 5,042 3,632
5136938.SQ.FTS.B, Zero Cpn, 10/06/23 .. 778 758
5137162.SQ.FTS.B, Zero Cpn, 10/06/23 .. 4,663 4,554
5138151.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,496 2,426
5138301.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,674 2,479
5138391.SQ.FTS.B, Zero Cpn, 10/06/23 .. 8,756 4,951
5138930.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,372 1,294
5139670.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,123 1,014
5141897.SQ.FTS.B, Zero Cpn, 10/07/23 .. 8,313 8,116
5142732.SQ.FTS.B, Zero Cpn, 10/07/23 .. 272 258
5142772.SQ.FTS.B, Zero Cpn, 10/07/23 .. 8,418 8,204
5143399.SQ.FTS.B, Zero Cpn, 10/07/23 .. 669 653
5143559.SQ.FTS.B, Zero Cpn, 10/07/23 .. 669 657
5143645.SQ.FTS.B, Zero Cpn, 10/07/23 .. 936 879
5144732.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,684 1,361
5144935.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,122 1,075
5144986.SQ.FTS.B, Zero Cpn, 10/08/23 .. 921 906
5146188.SQ.FTS.B, Zero Cpn, 10/08/23 .. 6,782 4,816
5146412.SQ.FTS.B, Zero Cpn, 10/08/23 .. 4,880 4,459
5146625.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,260 2,218
5147186.SQ.FTS.B, Zero Cpn, 10/08/23 .. 6,607 6,400
5147504.SQ.FTS.B, Zero Cpn, 10/08/23 .. 8,350 4,570
5148304.SQ.FTS.B, Zero Cpn, 10/09/23 .. 542 504
5148965.SQ.FTS.B, Zero Cpn, 10/10/23 .. 1,346 1,320
5149047.SQ.FTS.B, Zero Cpn, 10/10/23 .. 1,745 1,463
5149113.SQ.FTS.B, Zero Cpn, 10/10/23 .. 2,578 2,513
5149203.SQ.FTS.B, Zero Cpn, 10/10/23 .. 1,343 937
5149558.SQ.FTS.B, Zero Cpn, 10/10/23 .. 615 547
Description
Principal
Amount Value
Block, Inc. (continued)
5149759.SQ.FTS.B, Zero Cpn, 10/11/23 .. $ 8,135 $ 7,643
5150218.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,189 2,136
5150426.SQ.FTS.B, Zero Cpn, 10/11/23 .. 147 140
5150433.SQ.FTS.B, Zero Cpn, 10/11/23 .. 3,400 2,238
5150849.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,670 2,582
5151211.SQ.FTS.B, Zero Cpn, 10/11/23 .. 443 396
5152039.SQ.FTS.B, Zero Cpn, 10/11/23 .. 3,423 1,858
5152277.SQ.FTS.B, Zero Cpn, 10/11/23 .. 10,571 10,200
5152550.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,703 2,631
5152669.SQ.FTS.B, Zero Cpn, 10/11/23 .. 28,724 27,904
5153658.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,623 3,409
5153965.SQ.FTS.B, Zero Cpn, 10/12/23 .. 916 874
5154060.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,169 1,117
5154099.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,650 3,563
5154965.SQ.FTS.B, Zero Cpn, 10/12/23 .. 8,278 7,779
5155306.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,012 2,940
5155680.SQ.FTS.B, Zero Cpn, 10/12/23 .. 739 582
5156145.SQ.FTS.B, Zero Cpn, 10/12/23 .. 357 351
5156338.SQ.FTS.B, Zero Cpn, 10/12/23 .. 4,386 2,462
5156676.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,284 388
5156761.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,913 2,854
5157000.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,945 1,898
5157032.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,786 1,464
5157098.SQ.FTS.B, Zero Cpn, 10/12/23 .. 343 336
5158315.SQ.FTS.B, Zero Cpn, 10/13/23 .. 3,717 3,627
5158587.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,205 1,126
5159050.SQ.FTS.B, Zero Cpn, 10/13/23 .. 579 568
5159362.SQ.FTS.B, Zero Cpn, 10/13/23 .. 9,303 6,675
5159687.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,285 989
5159814.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,215 1,183
5160593.SQ.FTS.B, Zero Cpn, 10/13/23 .. 16,988 9,057
5162501.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,472 2,229
5162594.SQ.FTS.B, Zero Cpn, 10/14/23 .. 733 198
5162690.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,281 3,067
5162841.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,440 1,405
5162934.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,185 1,157
5163078.SQ.FTS.B, Zero Cpn, 10/14/23 .. 5,676 5,295
5163367.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,807 2,588
5163520.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,869 2,713
5163645.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,391 2,146
5163731.SQ.FTS.B, Zero Cpn, 10/14/23 .. 10,159 9,554
5164201.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,445 3,247
5164338.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,486 3,405
5164639.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,887 1,201
5164723.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,423 2,305
5164806.SQ.FTS.B, Zero Cpn, 10/14/23 .. 4,735 4,620
5165104.SQ.FTS.B, Zero Cpn, 10/14/23 .. 504 494
5165169.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,226 1,846
5165261.SQ.FTS.B, Zero Cpn, 10/14/23 .. 4,126 3,998
5165498.SQ.FTS.B, Zero Cpn, 10/14/23 .. 8,890 8,321
5166251.SQ.FTS.B, Zero Cpn, 10/14/23 .. 8,569 8,301
5166653.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,594 3,479
5166828.SQ.FTS.B, Zero Cpn, 10/15/23 .. 5,795 5,570
5167221.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,691 2,632
5167390.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,913 1,867
5167878.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,476 1,436
5168387.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,636 1,595
5168717.SQ.FTS.B, Zero Cpn, 10/15/23 .. 11,337 11,025

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5169445.SQ.FTS.B, Zero Cpn, 10/15/23 .. $ 3,181 $ 3,108
5169681.SQ.FTS.B, Zero Cpn, 10/15/23 .. 417 407
5169690.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,304 2,714
5169779.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,325 2,265
5170226.SQ.FTS.B, Zero Cpn, 10/15/23 .. 526 484
5170254.SQ.FTS.B, Zero Cpn, 10/15/23 .. 306 296
5170305.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,244 1,208
5170889.SQ.FTS.B, Zero Cpn, 10/15/23 .. 8,354 7,665
5171412.SQ.FTS.B, Zero Cpn, 10/15/23 .. 8,965 8,715
5171609.SQ.FTS.B, Zero Cpn, 10/16/23 .. 7,152 6,662
5171784.SQ.FTS.B, Zero Cpn, 10/16/23 .. 6,673 6,472
5172460.SQ.FTS.B, Zero Cpn, 10/16/23 .. 5,280 4,404
5172645.SQ.FTS.B, Zero Cpn, 10/17/23 .. 1,079 1,055
5172707.SQ.FTS.B, Zero Cpn, 10/17/23 .. 2,057 1,905
5172784.SQ.FTS.B, Zero Cpn, 10/17/23 .. 6,176 3,456
5172882.SQ.FTS.B, Zero Cpn, 10/17/23 .. 3,222 3,040
5173129.SQ.FTS.B, Zero Cpn, 10/17/23 .. 1,248 1,214
5173363.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,087 2,020
5173613.SQ.FTS.B, Zero Cpn, 10/18/23 .. 940 847
5173851.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,475 2,318
5174290.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,032 1,979
5175229.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,988 1,939
5175595.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,869 1,768
5176625.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,848 2,778
5176931.SQ.FTS.B, Zero Cpn, 10/18/23 .. 730 718
5177217.SQ.FTS.B, Zero Cpn, 10/18/23 .. 175 169
5177249.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,539 1,499
5178912.SQ.FTS.B, Zero Cpn, 10/18/23 .. 5,020 2,891
5179092.SQ.FTS.B, Zero Cpn, 10/18/23 .. 5,296 4,585
5179416.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,654 1,785
5179583.SQ.FTS.B, Zero Cpn, 10/19/23 .. 202 199
5179915.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,034 966
5179923.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,612 2,404
5180260.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,030 1,985
5181201.SQ.FTS.B, Zero Cpn, 10/19/23 .. 6,778 3,716
5182173.SQ.FTS.B, Zero Cpn, 10/19/23 .. 488 433
5182387.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,872 1,837
5183031.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,668 1,628
5183169.SQ.FTS.B, Zero Cpn, 10/19/23 .. 3,447 3,312
5183474.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,508 2,338
5183961.SQ.FTS.B, Zero Cpn, 10/19/23 .. 6,827 6,521
5184429.SQ.FTS.B, Zero Cpn, 10/19/23 .. 6,374 5,411
5184666.SQ.FTS.B, Zero Cpn, 10/19/23 .. 8,802 8,642
5185761.SQ.FTS.B, Zero Cpn, 10/20/23 .. 1,201 1,121
5185904.SQ.FTS.B, Zero Cpn, 10/20/23 .. 17,653 17,121
5188723.SQ.FTS.B, Zero Cpn, 10/20/23 .. 3,540 3,457
5189004.SQ.FTS.B, Zero Cpn, 10/20/23 .. 993 975
5189805.SQ.FTS.B, Zero Cpn, 10/20/23 .. 1,883 1,768
5190095.SQ.FTS.B, Zero Cpn, 10/20/23 .. 18,183 11,872
5198069.SQ.FTS.B, Zero Cpn, 10/21/23 .. 3,549 3,108
5198261.SQ.FTS.B, Zero Cpn, 10/21/23 .. 10,076 9,844
5201244.SQ.FTS.B, Zero Cpn, 10/21/23 .. 2,300 2,239
5201703.SQ.FTS.B, Zero Cpn, 10/21/23 .. 6,033 5,868
5202511.SQ.FTS.B, Zero Cpn, 10/21/23 .. 2,375 2,311
5202867.SQ.FTS.B, Zero Cpn, 10/21/23 .. 3,111 2,812
5204037.SQ.FTS.B, Zero Cpn, 10/22/23 .. 4,046 3,955
5204944.SQ.FTS.B, Zero Cpn, 10/22/23 .. 2,132 2,076
5207329.SQ.FTS.B, Zero Cpn, 10/22/23 .. 15,332 13,628
Description
Principal
Amount Value
Block, Inc. (continued)
5209767.SQ.FTS.B, Zero Cpn, 10/23/23 .. $ 10,743 $ 10,502
5210392.SQ.FTS.B, Zero Cpn, 10/23/23 .. 2,486 1,599
5210456.SQ.FTS.B, Zero Cpn, 10/23/23 .. 5,363 5,245
5210805.SQ.FTS.B, Zero Cpn, 10/24/23 .. 547 365
5210974.SQ.FTS.B, Zero Cpn, 10/24/23 .. 3,519 3,430
5211160.SQ.FTS.B, Zero Cpn, 10/24/23 .. 4,478 4,310
5211901.SQ.FTS.B, Zero Cpn, 10/25/23 .. 4,098 3,989
5213232.SQ.FTS.B, Zero Cpn, 10/25/23 .. 7,677 7,448
5214521.SQ.FTS.B, Zero Cpn, 10/25/23 .. 2,105 2,045
5215215.SQ.FTS.B, Zero Cpn, 10/25/23 .. 18,963 18,388
5216229.SQ.FTS.B, Zero Cpn, 10/26/23 .. 3,794 3,296
5216390.SQ.FTS.B, Zero Cpn, 10/26/23 .. 2,964 2,773
5216577.SQ.FTS.B, Zero Cpn, 10/26/23 .. 973 949
5216716.SQ.FTS.B, Zero Cpn, 10/26/23 .. 1,397 1,325
5219088.SQ.FTS.B, Zero Cpn, 10/26/23 .. 2,759 2,573
5220601.SQ.FTS.B, Zero Cpn, 10/26/23 .. 1,258 742
5220660.SQ.FTS.B, Zero Cpn, 10/26/23 .. 2,197 1,900
5220766.SQ.FTS.B, Zero Cpn, 10/27/23 .. 3,294 3,233
5221904.SQ.FTS.B, Zero Cpn, 10/27/23 .. 6,696 6,554
5233596.SQ.FTS.B, Zero Cpn, 10/28/23 .. 8,139 6,720
5233838.SQ.FTS.B, Zero Cpn, 10/28/23 .. 679 631
5233885.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,886 1,837
5234147.SQ.FTS.B, Zero Cpn, 10/28/23 .. 517 481
5234163.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,643 1,605
5234342.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,790 1,731
5234479.SQ.FTS.B, Zero Cpn, 10/28/23 .. 11,523 11,246
5235135.SQ.FTS.B, Zero Cpn, 10/29/23 .. 3,843 3,369
5235390.SQ.FTS.B, Zero Cpn, 10/29/23 .. 3,543 3,448
5236671.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,527 1,448
5236829.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,005 744
5236986.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,163 977
5238108.SQ.FTS.B, Zero Cpn, 10/29/23 .. 2,393 2,277
5238450.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,925 1,461
5238530.SQ.FTS.B, Zero Cpn, 10/29/23 .. 708 692
5238654.SQ.FTS.B, Zero Cpn, 10/29/23 .. 19,945 19,385
5239973.SQ.FTS.B, Zero Cpn, 10/30/23 .. 4,232 3,019
5240070.SQ.FTS.B, Zero Cpn, 10/30/23 .. 6,110 5,973
5240329.SQ.FTS.B, Zero Cpn, 10/30/23 .. 6,065 5,871
5240507.SQ.FTS.B, Zero Cpn, 10/30/23 .. 392 384
5240539.SQ.FTS.B, Zero Cpn, 10/30/23 .. 9,107 8,623
5240832.SQ.FTS.B, Zero Cpn, 11/01/23 .. 1,681 1,588
5240903.SQ.FTS.B, Zero Cpn, 11/01/23 .. 18,915 16,350
5241436.SQ.FTS.B, Zero Cpn, 11/01/23 .. 3,606 2,829
5242288.SQ.FTS.B, Zero Cpn, 11/02/23 .. 9,329 8,845
5243291.SQ.FTS.B, Zero Cpn, 11/02/23 .. 331 224
5243311.SQ.FTS.B, Zero Cpn, 11/02/23 .. 2,447 2,368
5243505.SQ.FTS.B, Zero Cpn, 11/02/23 .. 21,010 18,814
5244171.SQ.FTS.B, Zero Cpn, 11/02/23 .. 3,046 2,936
5244341.SQ.FTS.B, Zero Cpn, 11/02/23 .. 5,245 4,966
5244873.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,068 1,023
5244949.SQ.FTS.B, Zero Cpn, 11/02/23 .. 3,304 2,516
5245483.SQ.FTS.B, Zero Cpn, 11/02/23 .. 2,204 2,156
5245623.SQ.FTS.B, Zero Cpn, 11/02/23 .. 4,397 3,342
5245743.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,882 1,673
5245808.SQ.FTS.B, Zero Cpn, 11/02/23 .. 884 732
5246088.SQ.FTS.B, Zero Cpn, 11/02/23 .. 7,466 7,234
5246647.SQ.FTS.B, Zero Cpn, 11/03/23 .. 364 351
5246950.SQ.FTS.B, Zero Cpn, 11/03/23 .. 2,045 1,994

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5247166.SQ.FTS.B, Zero Cpn, 11/03/23 .. $ 1,551 $ 1,184
5247375.SQ.FTS.B, Zero Cpn, 11/03/23 .. 710 689
5247583.SQ.FTS.B, Zero Cpn, 11/03/23 .. 10,331 10,043
5249216.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,825 1,692
5249324.SQ.FTS.B, Zero Cpn, 11/03/23 .. 2,895 2,819
5249657.SQ.FTS.B, Zero Cpn, 11/03/23 .. 847 792
5250245.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,333 506
5250335.SQ.FTS.B, Zero Cpn, 11/03/23 .. 3,984 3,856
5250581.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,179 1,151
5250706.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,983 1,458
5250769.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,742 491
5251204.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,079 915
5251268.SQ.FTS.B, Zero Cpn, 11/03/23 .. 6,210 4,282
5253161.SQ.FTS.B, Zero Cpn, 11/04/23 .. 3,370 3,278
5254391.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,459 1,415
5254509.SQ.FTS.B, Zero Cpn, 11/04/23 .. 562 414
5254554.SQ.FTS.B, Zero Cpn, 11/04/23 .. 5,092 2,959
5254769.SQ.FTS.B, Zero Cpn, 11/04/23 .. 2,310 2,222
5254967.SQ.FTS.B, Zero Cpn, 11/04/23 .. 453 440
5255017.SQ.FTS.B, Zero Cpn, 11/04/23 .. 9,337 7,404
5255302.SQ.FTS.B, Zero Cpn, 11/04/23 .. 19,141 12,040
5255859.SQ.FTS.B, Zero Cpn, 11/04/23 .. 963 946
5256054.SQ.FTS.B, Zero Cpn, 11/04/23 .. 853 799
5256256.SQ.FTS.B, Zero Cpn, 11/04/23 .. 5,828 5,655
5262299.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,353 1,319
5262459.SQ.FTS.B, Zero Cpn, 11/05/23 .. 453 386
5262667.SQ.FTS.B, Zero Cpn, 11/05/23 .. 3,798 3,689
5263130.SQ.FTS.B, Zero Cpn, 11/05/23 .. 603 591
5263778.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,949 1,685
5263936.SQ.FTS.B, Zero Cpn, 11/05/23 .. 925 775
5264019.SQ.FTS.B, Zero Cpn, 11/05/23 .. 2,483 2,415
5264225.SQ.FTS.B, Zero Cpn, 11/05/23 .. 8,355 8,105
5264865.SQ.FTS.B, Zero Cpn, 11/05/23 .. 9,028 8,783
5265530.SQ.FTS.B, Zero Cpn, 11/05/23 .. 6,400 6,228
5265964.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,234 1,029
5266179.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,669 1,605
5266300.SQ.FTS.B, Zero Cpn, 11/05/23 .. 2,981 2,859
5266447.SQ.FTS.B, Zero Cpn, 11/05/23 .. 716 562
5266476.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,839 1,892
5266837.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,091 2,358
5267097.SQ.FTS.B, Zero Cpn, 11/06/23 .. 938 855
5267353.SQ.FTS.B, Zero Cpn, 11/06/23 .. 9,823 9,217
5268523.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,174 1,144
5268782.SQ.FTS.B, Zero Cpn, 11/06/23 .. 350 336
5270673.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,020 924
5270697.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,007 783
5270731.SQ.FTS.B, Zero Cpn, 11/06/23 .. 3,487 3,352
5271029.SQ.FTS.B, Zero Cpn, 11/06/23 .. 4,274 4,164
5271451.SQ.FTS.B, Zero Cpn, 11/06/23 .. 3,660 3,527
5271811.SQ.FTS.B, Zero Cpn, 11/06/23 .. 24,270 23,167
5272547.SQ.FTS.B, Zero Cpn, 11/07/23 .. 823 770
5272605.SQ.FTS.B, Zero Cpn, 11/07/23 .. 4,507 4,370
5272717.SQ.FTS.B, Zero Cpn, 11/07/23 .. 5,872 5,500
5272860.SQ.FTS.B, Zero Cpn, 11/07/23 .. 4,897 4,764
5272999.SQ.FTS.B, Zero Cpn, 11/07/23 .. 1,292 1,262
5273457.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,601 1,503
5273506.SQ.FTS.B, Zero Cpn, 11/08/23 .. 776 686
5273592.SQ.FTS.B, Zero Cpn, 11/08/23 .. 18,297 12,779
Description
Principal
Amount Value
Block, Inc. (continued)
5273907.SQ.FTS.B, Zero Cpn, 11/08/23 .. $ 2,354 $ 2,259
5273956.SQ.FTS.B, Zero Cpn, 11/08/23 .. 855 827
5274238.SQ.FTS.B, Zero Cpn, 11/09/23 .. 1,167 1,099
5275702.SQ.FTS.B, Zero Cpn, 11/09/23 .. 8,337 8,074
5276495.SQ.FTS.B, Zero Cpn, 11/09/23 .. 7,376 7,210
5277129.SQ.FTS.B, Zero Cpn, 11/09/23 .. 35,395 34,259
5278464.SQ.FTS.B, Zero Cpn, 11/09/23 .. 569 528
5278584.SQ.FTS.B, Zero Cpn, 11/10/23 .. 1,621 1,438
5278751.SQ.FTS.B, Zero Cpn, 11/10/23 .. 6,158 6,034
5279561.SQ.FTS.B, Zero Cpn, 11/10/23 .. 9,234 8,959
5280031.SQ.FTS.B, Zero Cpn, 11/10/23 .. 3,485 3,141
5280113.SQ.FTS.B, Zero Cpn, 11/10/23 .. 3,259 2,618
5281083.SQ.FTS.B, Zero Cpn, 11/10/23 .. 717 647
5281103.SQ.FTS.B, Zero Cpn, 11/10/23 .. 8,490 5,837
5281340.SQ.FTS.B, Zero Cpn, 11/10/23 .. 34,157 32,823
5282337.SQ.FTS.B, Zero Cpn, 11/11/23 .. 1,389 1,322
5282429.SQ.FTS.B, Zero Cpn, 11/11/23 .. 9,005 8,692
5282993.SQ.FTS.B, Zero Cpn, 11/11/23 .. 4,916 4,693
5283200.SQ.FTS.B, Zero Cpn, 11/11/23 .. 649 632
5283233.SQ.FTS.B, Zero Cpn, 11/11/23 .. 1,940 829
5283279.SQ.FTS.B, Zero Cpn, 11/11/23 .. 1,578 1,534
5283364.SQ.FTS.B, Zero Cpn, 11/11/23 .. 8,137 7,903
5283768.SQ.FTS.B, Zero Cpn, 11/11/23 .. 89 88
5283836.SQ.FTS.B, Zero Cpn, 11/11/23 .. 5,390 5,133
5284093.SQ.FTS.B, Zero Cpn, 11/11/23 .. 1,685 1,640
5284196.SQ.FTS.B, Zero Cpn, 11/11/23 .. 16,135 15,769
5287980.SQ.FTS.B, Zero Cpn, 11/12/23 .. 15,635 15,206
5289157.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,007 969
5289211.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,295 1,136
5289282.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,236 2,045
5289566.SQ.FTS.B, Zero Cpn, 11/12/23 .. 12,502 12,141
5290085.SQ.FTS.B, Zero Cpn, 11/12/23 .. 25,420 24,585
5290407.SQ.FTS.B, Zero Cpn, 11/13/23 .. 22,976 21,863
5291747.SQ.FTS.B, Zero Cpn, 11/13/23 .. 8,404 7,443
5292058.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,133 1,111
5293323.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,776 1,722
5293397.SQ.FTS.B, Zero Cpn, 11/13/23 .. 2,615 2,546
5293634.SQ.FTS.B, Zero Cpn, 11/14/23 .. 6,266 6,083
5293762.SQ.FTS.B, Zero Cpn, 11/14/23 .. 1,203 1,098
5293793.SQ.FTS.B, Zero Cpn, 11/14/23 .. 1,563 1,113
5293906.SQ.FTS.B, Zero Cpn, 11/14/23 .. 1,394 1,353
5293954.SQ.FTS.B, Zero Cpn, 11/14/23 .. 1,408 481
5293978.SQ.FTS.B, Zero Cpn, 11/14/23 .. 2,466 2,285
5294024.SQ.FTS.B, Zero Cpn, 11/14/23 .. 3,728 3,625
5294211.SQ.FTS.B, Zero Cpn, 11/14/23 .. 453 362
5294218.SQ.FTS.B, Zero Cpn, 11/14/23 .. 1,266 1,236
5294259.SQ.FTS.B, Zero Cpn, 11/14/23 .. 2,067 1,703
5294291.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,591 1,385
5294371.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,158 832
5294394.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,118 1,070
5294428.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,700 1,651
5294520.SQ.FTS.B, Zero Cpn, 11/15/23 .. 839 696
5294555.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,251 1,202
5294594.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,196 1,175
5294761.SQ.FTS.B, Zero Cpn, 11/15/23 .. 678 665
5294935.SQ.FTS.B, Zero Cpn, 11/15/23 .. 16,746 12,006
5296287.SQ.FTS.B, Zero Cpn, 11/16/23 .. 498 321
5296418.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,506 2,421

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5296773.SQ.FTS.B, Zero Cpn, 11/16/23 .. $ 4,460 $ 4,341
5297319.SQ.FTS.B, Zero Cpn, 11/16/23 .. 6,448 6,136
5297485.SQ.FTS.B, Zero Cpn, 11/16/23 .. 17,377 16,842
5298147.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,009 3,909
5298323.SQ.FTS.B, Zero Cpn, 11/16/23 .. 905 818
5298348.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,687 1,373
5298416.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,515 2,452
5298792.SQ.FTS.B, Zero Cpn, 11/16/23 .. 225 218
5298797.SQ.FTS.B, Zero Cpn, 11/16/23 .. 14,603 13,542
5303078.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,836 2,763
5303339.SQ.FTS.B, Zero Cpn, 11/17/23 .. 6,080 5,890
5303652.SQ.FTS.B, Zero Cpn, 11/17/23 .. 901 871
5303747.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,204 1,155
5304001.SQ.FTS.B, Zero Cpn, 11/17/23 .. 5,478 4,990
5304212.SQ.FTS.B, Zero Cpn, 11/17/23 .. 4,306 4,155
5304352.SQ.FTS.B, Zero Cpn, 11/17/23 .. 16,659 15,869
5305068.SQ.FTS.B, Zero Cpn, 11/17/23 .. 77,744 46,961
5306708.SQ.FTS.B, Zero Cpn, 11/17/23 .. 5,689 4,559
5306886.SQ.FTS.B, Zero Cpn, 11/17/23 .. 3,290 3,223
5307159.SQ.FTS.B, Zero Cpn, 11/17/23 .. 13,882 13,528
5308578.SQ.FTS.B, Zero Cpn, 11/18/23 .. 7,309 7,041
5310466.SQ.FTS.B, Zero Cpn, 11/18/23 .. 7,673 7,427
5311000.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,613 1,572
5311305.SQ.FTS.B, Zero Cpn, 11/18/23 .. 6,496 6,275
5311892.SQ.FTS.B, Zero Cpn, 11/18/23 .. 4,870 4,767
5312396.SQ.FTS.B, Zero Cpn, 11/18/23 .. 20,158 19,685
5313405.SQ.FTS.B, Zero Cpn, 11/18/23 .. 546 536
5313517.SQ.FTS.B, Zero Cpn, 11/18/23 .. 7,641 7,442
5313783.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,549 1,383
5313809.SQ.FTS.B, Zero Cpn, 11/18/23 .. 3,271 3,046
5313860.SQ.FTS.B, Zero Cpn, 11/18/23 .. 4,623 4,501
5314000.SQ.FTS.B, Zero Cpn, 11/18/23 .. 643 582
5314024.SQ.FTS.B, Zero Cpn, 11/18/23 .. 17,758 16,893
5315957.SQ.FTS.B, Zero Cpn, 11/19/23 .. 320 315
5316177.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,090 1,051
5316217.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,877 1,835
5316290.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,297 931
5316321.SQ.FTS.B, Zero Cpn, 11/19/23 .. 7,440 7,278
5316786.SQ.FTS.B, Zero Cpn, 11/19/23 .. 6,309 6,126
5317165.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,221 1,161
5317547.SQ.FTS.B, Zero Cpn, 11/19/23 .. 639 519
5317552.SQ.FTS.B, Zero Cpn, 11/19/23 .. 579 471
5317564.SQ.FTS.B, Zero Cpn, 11/19/23 .. 3,220 3,153
5317739.SQ.FTS.B, Zero Cpn, 11/19/23 .. 2,010 1,956
5317861.SQ.FTS.B, Zero Cpn, 11/19/23 .. 520 497
5317914.SQ.FTS.B, Zero Cpn, 11/19/23 .. 27,770 26,860
5318924.SQ.FTS.B, Zero Cpn, 11/19/23 .. 899 715
5318956.SQ.FTS.B, Zero Cpn, 11/19/23 .. 7,415 6,430
5319189.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,642 1,586
5319278.SQ.FTS.B, Zero Cpn, 11/19/23 .. 24,521 23,827
5319578.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,017 2,849
5319903.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,445 3,314
5320036.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,662 1,358
5320303.SQ.FTS.B, Zero Cpn, 11/20/23 .. 4,445 4,236
5320657.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,158 2,605
5321198.SQ.FTS.B, Zero Cpn, 11/20/23 .. 571 496
5321227.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,593 1,528
5321309.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,252 3,143
Description
Principal
Amount Value
Block, Inc. (continued)
5321514.SQ.FTS.B, Zero Cpn, 11/20/23 .. $ 3,810 $ 3,543
5321626.SQ.FTS.B, Zero Cpn, 11/20/23 .. 8,474 7,950
5321872.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,974 2,882
5322005.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,271 1,246
5322693.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,381 1,319
5322993.SQ.FTS.B, Zero Cpn, 11/20/23 .. 14,343 11,908
5323494.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,475 2,379
5323562.SQ.FTS.B, Zero Cpn, 11/20/23 .. 8,907 8,297
5323875.SQ.FTS.B, Zero Cpn, 11/20/23 .. 12,212 11,805
5324332.SQ.FTS.B, Zero Cpn, 11/21/23 .. 3,849 3,418
5324402.SQ.FTS.B, Zero Cpn, 11/21/23 .. 11,787 11,422
5324628.SQ.FTS.B, Zero Cpn, 11/21/23 .. 6,811 6,649
5324810.SQ.FTS.B, Zero Cpn, 11/21/23 .. 1,477 1,408
5324834.SQ.FTS.B, Zero Cpn, 11/21/23 .. 1,022 906
5324868.SQ.FTS.B, Zero Cpn, 11/21/23 .. 692 679
5324902.SQ.FTS.B, Zero Cpn, 11/21/23 .. 173 165
5324933.SQ.FTS.B, Zero Cpn, 11/21/23 .. 3,443 3,342
5325004.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,419 1,078
5325026.SQ.FTS.B, Zero Cpn, 11/22/23 .. 15,171 14,756
5325344.SQ.FTS.B, Zero Cpn, 11/22/23 .. 15,944 15,348
5325598.SQ.FTS.B, Zero Cpn, 11/22/23 .. 4,086 3,844
5325652.SQ.FTS.B, Zero Cpn, 11/22/23 .. 659 561
5325663.SQ.FTS.B, Zero Cpn, 11/22/23 .. 10,008 9,585
5326326.SQ.FTS.B, Zero Cpn, 11/23/23 .. 7,459 7,271
5327404.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,773 1,738
5328385.SQ.FTS.B, Zero Cpn, 11/23/23 .. 441 360
5328822.SQ.FTS.B, Zero Cpn, 11/23/23 .. 3,615 1,966
5328895.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,457 2,143
5328996.SQ.FTS.B, Zero Cpn, 11/23/23 .. 22,011 20,731
5329527.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,469 1,387
5329558.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,892 1,842
5329650.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,219 1,769
5329785.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,455 2,119
5330101.SQ.FTS.B, Zero Cpn, 11/23/23 .. 15,493 11,625
5330339.SQ.FTS.B, Zero Cpn, 11/23/23 .. 7,502 7,054
5331031.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,159 3,061
5331076.SQ.FTS.B, Zero Cpn, 11/24/23 .. 4,962 4,793
5331262.SQ.FTS.B, Zero Cpn, 11/24/23 .. 9,359 5,320
5331703.SQ.FTS.B, Zero Cpn, 11/24/23 .. 353 322
5332348.SQ.FTS.B, Zero Cpn, 11/24/23 .. 300 266
5333402.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,383 3,186
5333485.SQ.FTS.B, Zero Cpn, 11/24/23 .. 2,894 2,832
5333711.SQ.FTS.B, Zero Cpn, 11/24/23 .. 797 775
5333764.SQ.FTS.B, Zero Cpn, 11/24/23 .. 11,694 11,265
5334317.SQ.FTS.B, Zero Cpn, 11/24/23 .. 12,170 11,473
5334631.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,412 1,350
5334684.SQ.FTS.B, Zero Cpn, 11/24/23 .. 5,930 5,654
5334819.SQ.FTS.B, Zero Cpn, 11/24/23 .. 4,219 3,888
5334913.SQ.FTS.B, Zero Cpn, 11/24/23 .. 6,299 6,166
5335266.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,457 2,401
5335545.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,677 2,611
5335663.SQ.FTS.B, Zero Cpn, 11/25/23 .. 4,584 4,422
5335927.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,276 1,208
5336044.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,069 1,046
5337228.SQ.FTS.B, Zero Cpn, 11/25/23 .. 391 383
5337300.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,935 1,857
5337396.SQ.FTS.B, Zero Cpn, 11/25/23 .. 242 232
5337419.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,209 3,094

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5337907.SQ.FTS.B, Zero Cpn, 11/25/23 .. $ 9,839 $ 8,925
5338149.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,947 3,842
5338242.SQ.FTS.B, Zero Cpn, 11/25/23 .. 6,985 6,775
5338362.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,853 2,375
5338645.SQ.FTS.B, Zero Cpn, 11/25/23 .. 22,424 21,804
5356876.SQ.FTS.B, Zero Cpn, 11/26/23 .. 9,246 8,964
5357777.SQ.FTS.B, Zero Cpn, 11/26/23 .. 2,327 2,250
5359729.SQ.FTS.B, Zero Cpn, 11/26/23 .. 6,782 6,021
5360531.SQ.FTS.B, Zero Cpn, 11/26/23 .. 4,703 4,556
5362532.SQ.FTS.B, Zero Cpn, 11/26/23 .. 931 891
5362638.SQ.FTS.B, Zero Cpn, 11/26/23 .. 3,358 3,291
5363013.SQ.FTS.B, Zero Cpn, 11/26/23 .. 620 595
5363132.SQ.FTS.B, Zero Cpn, 11/26/23 .. 7,301 3,560
5364036.SQ.FTS.B, Zero Cpn, 11/26/23 .. 2,894 2,683
5364347.SQ.FTS.B, Zero Cpn, 11/26/23 .. 11,932 11,646
5365228.SQ.FTS.B, Zero Cpn, 11/26/23 .. 452 422
5365373.SQ.FTS.B, Zero Cpn, 11/26/23 .. 964 932
5365456.SQ.FTS.B, Zero Cpn, 11/26/23 .. 745 727
5365503.SQ.FTS.B, Zero Cpn, 11/26/23 .. 86 85
5365624.SQ.FTS.B, Zero Cpn, 11/26/23 .. 366 317
5365655.SQ.FTS.B, Zero Cpn, 11/26/23 .. 303 293
5367342.SQ.FTS.B, Zero Cpn, 11/27/23 .. 3,707 3,443
5367945.SQ.FTS.B, Zero Cpn, 11/27/23 .. 305 226
5367948.SQ.FTS.B, Zero Cpn, 11/27/23 .. 7,282 7,025
5368635.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,312 1,205
5372948.SQ.FTS.B, Zero Cpn, 11/27/23 .. 7,742 6,455
5374023.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,081 2,012
5374200.SQ.FTS.B, Zero Cpn, 11/27/23 .. 7,532 5,233
5375058.SQ.FTS.B, Zero Cpn, 11/27/23 .. 10,824 10,540
5376650.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,974 4,766
5376779.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,359 2,314
5377900.SQ.FTS.B, Zero Cpn, 11/27/23 .. 210 200
5378080.SQ.FTS.B, Zero Cpn, 11/27/23 .. 985 842
5378305.SQ.FTS.B, Zero Cpn, 11/27/23 .. 3,839 3,588
5378563.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,638 1,596
5378646.SQ.FTS.B, Zero Cpn, 11/27/23 .. 10,752 10,435
5379689.SQ.FTS.B, Zero Cpn, 11/27/23 .. 6,654 6,447
5380160.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,064 1,836
5380422.SQ.FTS.B, Zero Cpn, 11/27/23 .. 12,758 7,936
5380949.SQ.FTS.B, Zero Cpn, 11/28/23 .. 7,997 7,807
5381629.SQ.FTS.B, Zero Cpn, 11/28/23 .. 1,320 1,151
5381740.SQ.FTS.B, Zero Cpn, 11/29/23 .. 1,153 686
5381781.SQ.FTS.B, Zero Cpn, 11/29/23 .. 21,265 20,046
5382702.SQ.FTS.B, Zero Cpn, 11/30/23 .. 366 358
5382769.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,118 1,062
5382818.SQ.FTS.B, Zero Cpn, 11/30/23 .. 582 458
5382840.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,697 1,540
5382931.SQ.FTS.B, Zero Cpn, 11/30/23 .. 4,460 4,310
5383183.SQ.FTS.B, Zero Cpn, 11/30/23 .. 4,613 4,447
5383475.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,004 1,950
5383597.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,188 2,121
5389795.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,388 2,312
5391539.SQ.FTS.B, Zero Cpn, 11/30/23 .. 4,620 4,472
5392945.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,266 1,195
5393053.SQ.FTS.B, Zero Cpn, 11/30/23 .. 150 147
5394107.SQ.FTS.B, Zero Cpn, 11/30/23 .. 656 542
5394215.SQ.FTS.B, Zero Cpn, 11/30/23 .. 361 331
5394261.SQ.FTS.B, Zero Cpn, 11/30/23 .. 3,862 3,771
Description
Principal
Amount Value
Block, Inc. (continued)
5395454.SQ.FTS.B, Zero Cpn, 11/30/23 .. $ 2,175 $ 2,065
5395836.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,028 994
5396013.SQ.FTS.B, Zero Cpn, 11/30/23 .. 7,014 6,728
5397320.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,870 2,757
5397721.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,494 1,440
5397942.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,245 1,022
5398036.SQ.FTS.B, Zero Cpn, 11/30/23 .. 7,122 6,953
5399417.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,641 2,559
5400087.SQ.FTS.B, Zero Cpn, 12/01/23 .. 626 586
5400388.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,988 3,301
5400527.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,773 1,710
5400698.SQ.FTS.B, Zero Cpn, 12/01/23 .. 4,253 4,121
5402007.SQ.FTS.B, Zero Cpn, 12/01/23 .. 4,700 4,523
5403119.SQ.FTS.B, Zero Cpn, 12/01/23 .. 19,278 17,525
5409423.SQ.FTS.B, Zero Cpn, 12/01/23 .. 519 503
5409822.SQ.FTS.B, Zero Cpn, 12/01/23 .. 5,527 5,307
5410281.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,929 2,860
5410725.SQ.FTS.B, Zero Cpn, 12/01/23 .. 428 419
5410951.SQ.FTS.B, Zero Cpn, 12/01/23 .. 6,743 6,498
5411337.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,154 1,065
5411468.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,109 2,772
5411995.SQ.FTS.B, Zero Cpn, 12/01/23 .. 699 679
5412099.SQ.FTS.B, Zero Cpn, 12/01/23 .. 36,453 33,968
5413985.SQ.FTS.B, Zero Cpn, 12/01/23 .. 576 562
5414116.SQ.FTS.B, Zero Cpn, 12/01/23 .. 19,360 10,013
5414769.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,337 903
5415170.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,241 1,191
5415265.SQ.FTS.B, Zero Cpn, 12/01/23 .. 4,751 4,642
5415646.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,138 1,095
5415806.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,900 1,848
5439847.SQ.FTS.B, Zero Cpn, 12/02/23 .. 7,601 7,187
5440559.SQ.FTS.B, Zero Cpn, 12/02/23 .. 6,826 6,630
5441604.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,587 1,543
5442126.SQ.FTS.B, Zero Cpn, 12/02/23 .. 545 536
5447439.SQ.FTS.B, Zero Cpn, 12/02/23 .. 5,158 3,365
5449131.SQ.FTS.B, Zero Cpn, 12/02/23 .. 4,924 4,633
5449628.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,498 1,465
5449929.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,679 1,637
5450279.SQ.FTS.B, Zero Cpn, 12/02/23 .. 2,163 2,049
5450582.SQ.FTS.B, Zero Cpn, 12/02/23 .. 5,381 5,188
5451221.SQ.FTS.B, Zero Cpn, 12/02/23 .. 6,969 6,805
5452490.SQ.FTS.B, Zero Cpn, 12/02/23 .. 4,207 4,113
5453182.SQ.FTS.B, Zero Cpn, 12/02/23 .. 6,434 6,235
5454362.SQ.FTS.B, Zero Cpn, 12/02/23 .. 5,705 5,547
5455396.SQ.FTS.B, Zero Cpn, 12/03/23 .. 19,705 17,748
5456422.SQ.FTS.B, Zero Cpn, 12/03/23 .. 20,561 18,890
5461681.SQ.FTS.B, Zero Cpn, 12/03/23 .. 672 633
5462471.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,457 1,322
5462926.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,148 1,515
5463259.SQ.FTS.B, Zero Cpn, 12/03/23 .. 14,798 14,499
5467335.SQ.FTS.B, Zero Cpn, 12/03/23 .. 4,363 4,257
5468196.SQ.FTS.B, Zero Cpn, 12/03/23 .. 5,998 5,786
5469009.SQ.FTS.B, Zero Cpn, 12/03/23 .. 699 671
5469109.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,054 1,700
5469287.SQ.FTS.B, Zero Cpn, 12/03/23 .. 145 143
5469881.SQ.FTS.B, Zero Cpn, 12/03/23 .. 383 361
5469934.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,849 2,774
5470507.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,264 2,151

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5470980.SQ.FTS.B, Zero Cpn, 12/03/23 .. $ 3,839 $ 3,439
5471311.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,549 1,505
5471400.SQ.FTS.B, Zero Cpn, 12/03/23 .. 5,617 5,500
5472329.SQ.FTS.B, Zero Cpn, 12/03/23 .. 398 373
5472389.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,772 1,379
5472852.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,010 1,955
5472889.SQ.FTS.B, Zero Cpn, 12/04/23 .. 14,998 14,578
5473225.SQ.FTS.B, Zero Cpn, 12/04/23 .. 698 519
5473249.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,918 3,652
5473313.SQ.FTS.B, Zero Cpn, 12/04/23 .. 777 322
5473698.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,009 2,906
5473753.SQ.FTS.B, Zero Cpn, 12/05/23 .. 506 491
5473776.SQ.FTS.B, Zero Cpn, 12/05/23 .. 4,464 2,697
5473846.SQ.FTS.B, Zero Cpn, 12/05/23 .. 10,753 10,407
5474055.SQ.FTS.B, Zero Cpn, 12/05/23 .. 3,722 3,135
5474240.SQ.FTS.B, Zero Cpn, 12/05/23 .. 120 118
5474257.SQ.FTS.B, Zero Cpn, 12/05/23 .. 375 360
5474266.SQ.FTS.B, Zero Cpn, 12/05/23 .. 789 770
5474482.SQ.FTS.B, Zero Cpn, 12/05/23 .. 3,317 3,127
5474549.SQ.FTS.B, Zero Cpn, 12/05/23 .. 7,761 7,592
5478344.SQ.FTS.B, Zero Cpn, 12/06/23 .. 122 117
5478860.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,177 2,121
5481590.SQ.FTS.B, Zero Cpn, 12/06/23 .. 1,590 670
5493057.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,171 2,121
5493323.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,362 1,325
5493820.SQ.FTS.B, Zero Cpn, 12/07/23 .. 10,238 9,949
5494666.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,742 1,466
5494965.SQ.FTS.B, Zero Cpn, 12/07/23 .. 11,794 9,417
5498961.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,212 2,302
5499415.SQ.FTS.B, Zero Cpn, 12/07/23 .. 663 648
5499564.SQ.FTS.B, Zero Cpn, 12/07/23 .. 5,013 4,886
5500383.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,193 3,092
5500907.SQ.FTS.B, Zero Cpn, 12/07/23 .. 8,890 8,556
5501757.SQ.FTS.B, Zero Cpn, 12/07/23 .. 4,393 3,956
5502082.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,532 3,423
5502908.SQ.FTS.B, Zero Cpn, 12/07/23 .. 9,896 6,681
5503569.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,516 1,354
5503576.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,169 2,104
5503785.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,221 1,170
5505276.SQ.FTS.B, Zero Cpn, 12/07/23 .. 8,835 8,532
5505885.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,349 2,268
5505977.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,099 1,064
5506689.SQ.FTS.B, Zero Cpn, 12/08/23 .. 3,265 2,896
5507022.SQ.FTS.B, Zero Cpn, 12/08/23 .. 628 595
5507161.SQ.FTS.B, Zero Cpn, 12/08/23 .. 9,815 6,194
5507615.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,782 2,665
5508109.SQ.FTS.B, Zero Cpn, 12/08/23 .. 7,350 7,093
5510904.SQ.FTS.B, Zero Cpn, 12/08/23 .. 5,399 4,830
5513925.SQ.FTS.B, Zero Cpn, 12/08/23 .. 939 918
5514199.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,612 1,533
5514955.SQ.FTS.B, Zero Cpn, 12/08/23 .. 438 380
5515041.SQ.FTS.B, Zero Cpn, 12/08/23 .. 5,328 5,193
5516038.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,278 2,193
5516456.SQ.FTS.B, Zero Cpn, 12/08/23 .. 3,117 3,001
5516808.SQ.FTS.B, Zero Cpn, 12/08/23 .. 4,201 4,053
5517245.SQ.FTS.B, Zero Cpn, 12/08/23 .. 9,648 9,347
5517791.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,373 2,295
5517871.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,480 2,414
Description
Principal
Amount Value
Block, Inc. (continued)
5518060.SQ.FTS.B, Zero Cpn, 12/08/23 .. $ 2,397 $ 2,332
5518183.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,536 2,439
5518301.SQ.FTS.B, Zero Cpn, 12/08/23 .. 28,888 27,217
5519332.SQ.FTS.B, Zero Cpn, 12/08/23 .. 6,936 6,704
5519675.SQ.FTS.B, Zero Cpn, 12/08/23 .. 4,463 4,252
5519869.SQ.FTS.B, Zero Cpn, 12/08/23 .. 812 781
5519892.SQ.FTS.B, Zero Cpn, 12/08/23 .. 3,315 3,071
5520000.SQ.FTS.B, Zero Cpn, 12/08/23 .. 597 570
5520148.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,899 2,713
5528060.SQ.FTS.B, Zero Cpn, 12/09/23 .. 3,805 3,410
5528209.SQ.FTS.B, Zero Cpn, 12/09/23 .. 53,515 42,467
5531222.SQ.FTS.B, Zero Cpn, 12/09/23 .. 29,550 26,958
5532315.SQ.FTS.B, Zero Cpn, 12/09/23 .. 616 565
5532355.SQ.FTS.B, Zero Cpn, 12/09/23 .. 989 942
5532399.SQ.FTS.B, Zero Cpn, 12/09/23 .. 2,022 1,726
5533324.SQ.FTS.B, Zero Cpn, 12/09/23 .. 13,727 12,971
5534127.SQ.FTS.B, Zero Cpn, 12/09/23 .. 2,094 2,027
5534202.SQ.FTS.B, Zero Cpn, 12/09/23 .. 156 152
5534237.SQ.FTS.B, Zero Cpn, 12/09/23 .. 7,535 4,973
5534360.SQ.FTS.B, Zero Cpn, 12/10/23 .. 52,153 50,517
5537098.SQ.FTS.B, Zero Cpn, 12/10/23 .. 7,745 7,558
5537587.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,687 2,302
5537757.SQ.FTS.B, Zero Cpn, 12/10/23 .. 10,633 10,425
5538888.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,567 2,512
5539177.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,051 2,972
5539336.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,208 2,829
5539687.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,013 977
5540021.SQ.FTS.B, Zero Cpn, 12/11/23 .. 11,155 10,675
5540317.SQ.FTS.B, Zero Cpn, 12/11/23 .. 4,035 3,907
5540468.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,805 975
5540497.SQ.FTS.B, Zero Cpn, 12/11/23 .. 3,114 2,763
5540573.SQ.FTS.B, Zero Cpn, 12/12/23 .. 2,295 2,095
5540665.SQ.FTS.B, Zero Cpn, 12/12/23 .. 588 568
5540806.SQ.FTS.B, Zero Cpn, 12/12/23 .. 3,237 2,774
5540876.SQ.FTS.B, Zero Cpn, 12/12/23 .. 2,257 2,177
5540940.SQ.FTS.B, Zero Cpn, 12/12/23 .. 3,610 3,479
5541034.SQ.FTS.B, Zero Cpn, 12/12/23 .. 11,448 11,125
5541400.SQ.FTS.B, Zero Cpn, 12/12/23 .. 8,055 7,710
5542247.SQ.FTS.B, Zero Cpn, 12/13/23 .. 4,449 4,065
5543336.SQ.FTS.B, Zero Cpn, 12/13/23 .. 4,519 4,409
5544952.SQ.FTS.B, Zero Cpn, 12/13/23 .. 2,934 2,852
5545368.SQ.FTS.B, Zero Cpn, 12/13/23 .. 494 372
5545520.SQ.FTS.B, Zero Cpn, 12/13/23 .. 927 891
5545636.SQ.FTS.B, Zero Cpn, 12/13/23 .. 26,898 26,057
5549974.SQ.FTS.B, Zero Cpn, 12/14/23 .. 623 593
5550144.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,426 2,344
5550397.SQ.FTS.B, Zero Cpn, 12/14/23 .. 24,493 17,762
5551649.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,597 3,440
5552199.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,292 1,132
5552417.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,582 3,359
5552520.SQ.FTS.B, Zero Cpn, 12/14/23 .. 4,689 4,532
5552696.SQ.FTS.B, Zero Cpn, 12/14/23 .. 11,972 7,195
5553038.SQ.FTS.B, Zero Cpn, 12/14/23 .. 23,002 22,183
5553980.SQ.FTS.B, Zero Cpn, 12/14/23 .. 508 376
5553986.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,155 2,079
5554476.SQ.FTS.B, Zero Cpn, 12/14/23 .. 5,240 4,542
5554806.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,652 1,172
5554848.SQ.FTS.B, Zero Cpn, 12/15/23 .. 47,277 45,307

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5557327.SQ.FTS.B, Zero Cpn, 12/15/23 .. $ 1,352 $ 1,277
5557400.SQ.FTS.B, Zero Cpn, 12/15/23 .. 2,913 2,803
5557475.SQ.FTS.B, Zero Cpn, 12/15/23 .. 4,591 4,428
5557572.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,473 556
5557596.SQ.FTS.B, Zero Cpn, 12/15/23 .. 18,339 17,491
5557933.SQ.FTS.B, Zero Cpn, 12/15/23 .. 3,368 3,029
5558010.SQ.FTS.B, Zero Cpn, 12/15/23 .. 8,241 8,034
5558380.SQ.FTS.B, Zero Cpn, 12/15/23 .. 7,753 5,420
5558599.SQ.FTS.B, Zero Cpn, 12/15/23 .. 495 423
5558623.SQ.FTS.B, Zero Cpn, 12/15/23 .. 3,185 1,656
5559328.SQ.FTS.B, Zero Cpn, 12/15/23 .. 586 544
5559342.SQ.FTS.B, Zero Cpn, 12/15/23 .. 367 352
5559362.SQ.FTS.B, Zero Cpn, 12/15/23 .. 6,950 6,770
5561345.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,388 2,197
5561402.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,422 1,386
5561498.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,539 2,489
5561681.SQ.FTS.B, Zero Cpn, 12/16/23 .. 315 270
5561713.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,947 1,876
5561773.SQ.FTS.B, Zero Cpn, 12/16/23 .. 807 726
5561804.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,288 2,228
5561941.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,510 1,379
5562075.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,277 1,231
5562124.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,323 2,240
5562232.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,322 2,239
5562335.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,521 2,456
5562515.SQ.FTS.B, Zero Cpn, 12/16/23 .. 11,953 11,597
5562845.SQ.FTS.B, Zero Cpn, 12/16/23 .. 991 783
5562881.SQ.FTS.B, Zero Cpn, 12/16/23 .. 22,090 20,457
5563288.SQ.FTS.B, Zero Cpn, 12/16/23 .. 14,795 14,216
5563687.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,483 2,407
5563737.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,007 3,754
5563818.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,130 1,011
5563833.SQ.FTS.B, Zero Cpn, 12/16/23 .. 9,503 8,505
5564034.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,057 1,989
5564095.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,440 2,301
5564150.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,868 4,680
5564220.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,133 3,039
5564314.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,969 3,837
5564439.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,067 3,954
5564520.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,383 2,302
5564544.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,387 1,423
5564661.SQ.FTS.B, Zero Cpn, 12/17/23 .. 5,395 4,300
5564701.SQ.FTS.B, Zero Cpn, 12/17/23 .. 11,512 11,194
5565042.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,758 1,712
5565100.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,103 2,995
5565213.SQ.FTS.B, Zero Cpn, 12/17/23 .. 8,137 7,687
5565348.SQ.FTS.B, Zero Cpn, 12/17/23 .. 8,568 6,045
5565597.SQ.FTS.B, Zero Cpn, 12/17/23 .. 16,470 15,880
5565902.SQ.FTS.B, Zero Cpn, 12/17/23 .. 19,089 14,895
5566138.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,382 3,187
5566189.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,749 1,673
5566291.SQ.FTS.B, Zero Cpn, 12/17/23 .. 5,398 5,163
5566925.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,261 1,233
5567009.SQ.FTS.B, Zero Cpn, 12/17/23 .. 644 518
5567027.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,090 3,930
5567156.SQ.FTS.B, Zero Cpn, 12/17/23 .. 6,368 6,176
5567317.SQ.FTS.B, Zero Cpn, 12/17/23 .. 5,820 5,682
5567445.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,176 3,059
Description
Principal
Amount Value
Block, Inc. (continued)
5567496.SQ.FTS.B, Zero Cpn, 12/17/23 .. $ 4,381 $ 4,290
5567837.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,399 1,208
5567851.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,385 4,259
5567945.SQ.FTS.B, Zero Cpn, 12/18/23 .. 3,270 3,168
5568047.SQ.FTS.B, Zero Cpn, 12/18/23 .. 25,914 24,987
5568680.SQ.FTS.B, Zero Cpn, 12/18/23 .. 2,950 2,685
5569073.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,303 1,172
5569145.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,577 1,525
5569176.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,746 1,669
5569241.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,627 1,407
5569307.SQ.FTS.B, Zero Cpn, 12/19/23 .. 4,427 4,272
5569970.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,605 1,456
5570043.SQ.FTS.B, Zero Cpn, 12/20/23 .. 369 360
5570151.SQ.FTS.B, Zero Cpn, 12/20/23 .. 3,163 2,511
5570334.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,249 2,186
5570489.SQ.FTS.B, Zero Cpn, 12/20/23 .. 5,259 5,082
5570675.SQ.FTS.B, Zero Cpn, 12/20/23 .. 8,936 8,598
5571102.SQ.FTS.B, Zero Cpn, 12/20/23 .. 10,431 10,013
5571589.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,381 2,201
5571676.SQ.FTS.B, Zero Cpn, 12/20/23 .. 3,819 2,827
5571841.SQ.FTS.B, Zero Cpn, 12/20/23 .. 7,308 7,138
5572501.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,091 1,054
5572643.SQ.FTS.B, Zero Cpn, 12/21/23 .. 57 56
5572809.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,545 3,450
5573076.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,018 850
5573187.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,304 2,178
5573235.SQ.FTS.B, Zero Cpn, 12/21/23 .. 611 595
5573260.SQ.FTS.B, Zero Cpn, 12/21/23 .. 18,532 17,936
5574013.SQ.FTS.B, Zero Cpn, 12/21/23 .. 910 888
5574209.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,147 1,086
5574243.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,495 2,448
5574353.SQ.FTS.B, Zero Cpn, 12/21/23 .. 10,567 10,310
5574663.SQ.FTS.B, Zero Cpn, 12/21/23 .. 14,790 13,873
5575001.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,421 2,283
5575033.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,984 1,800
5575109.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,144 1,859
5575246.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,410 1,331
5575281.SQ.FTS.B, Zero Cpn, 12/21/23 .. 89 88
5575284.SQ.FTS.B, Zero Cpn, 12/21/23 .. 12 12
5575348.SQ.FTS.B, Zero Cpn, 12/21/23 .. 7,993 5,691
5575612.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,847 3,749
5575988.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,536 1,418
5576017.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,121 2,948
5576112.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,433 3,337
5576279.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,152 3,074
5576345.SQ.FTS.B, Zero Cpn, 12/22/23 .. 5,213 5,075
5576429.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,403 3,752
5576497.SQ.FTS.B, Zero Cpn, 12/22/23 .. 314 308
5576519.SQ.FTS.B, Zero Cpn, 12/22/23 .. 9,460 7,587
5576667.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,751 2,492
5576717.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,462 1,400
5576766.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,374 1,330
5576787.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,317 1,286
5576855.SQ.FTS.B, Zero Cpn, 12/22/23 .. 905 878
5576922.SQ.FTS.B, Zero Cpn, 12/22/23 .. 417 407
5577487.SQ.FTS.B, Zero Cpn, 12/22/23 .. 5,311 5,124
5577616.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,934 1,690
5577668.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,401 1,310

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5577701.SQ.FTS.B, Zero Cpn, 12/22/23 .. $ 1,502 $ 1,466
5578025.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,129 1,091
5578059.SQ.FTS.B, Zero Cpn, 12/22/23 .. 12,022 11,066
5578390.SQ.FTS.B, Zero Cpn, 12/22/23 .. 5,033 4,729
5578593.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,272 1,379
5578773.SQ.FTS.B, Zero Cpn, 12/22/23 .. 226 222
5578794.SQ.FTS.B, Zero Cpn, 12/22/23 .. 6,549 6,315
5578946.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,709 3,559
5579102.SQ.FTS.B, Zero Cpn, 12/22/23 .. 6,414 6,239
5579296.SQ.FTS.B, Zero Cpn, 12/22/23 .. 5,583 5,373
5581208.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,066 1,035
5581228.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,465 1,360
5581276.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,598 1,104
5581329.SQ.FTS.B, Zero Cpn, 12/23/23 .. 5,172 5,017
5581461.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,215 2,156
5581525.SQ.FTS.B, Zero Cpn, 12/23/23 .. 82 81
5581546.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,692 1,623
5581687.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,208 1,081
5581736.SQ.FTS.B, Zero Cpn, 12/23/23 .. 8,381 8,176
5582611.SQ.FTS.B, Zero Cpn, 12/23/23 .. 4,423 4,234
5582765.SQ.FTS.B, Zero Cpn, 12/23/23 .. 6,521 6,247
5582911.SQ.FTS.B, Zero Cpn, 12/23/23 .. 5,091 4,754
5583096.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,116 1,918
5583166.SQ.FTS.B, Zero Cpn, 12/23/23 .. 8,515 7,713
5583410.SQ.FTS.B, Zero Cpn, 12/23/23 .. 5,313 5,058
5583544.SQ.FTS.B, Zero Cpn, 12/23/23 .. 977 928
5583608.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,150 2,077
5583646.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,032 2,931
5583720.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,125 2,805
5583843.SQ.FTS.B, Zero Cpn, 12/23/23 .. 975 949
5583874.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,416 2,345
5583944.SQ.FTS.B, Zero Cpn, 12/23/23 .. 30,473 29,449
5584492.SQ.FTS.B, Zero Cpn, 12/23/23 .. 12,506 11,674
5584654.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,131 1,094
5584675.SQ.FTS.B, Zero Cpn, 12/23/23 .. 4,127 3,973
5584721.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,460 3,332
5584916.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,383 3,549
5585058.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,101 1,035
5585140.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,700 3,556
5585270.SQ.FTS.B, Zero Cpn, 12/24/23 .. 662 513
5585302.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,213 1,134
5585323.SQ.FTS.B, Zero Cpn, 12/24/23 .. 6,671 6,448
5585622.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,216 2,143
5585690.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,077 3,923
5585785.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,150 2,075
5585838.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,299 3,790
5586155.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,361 2,266
5586264.SQ.FTS.B, Zero Cpn, 12/24/23 .. 17,321 15,661
5586587.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,177 1,064
5586619.SQ.FTS.B, Zero Cpn, 12/24/23 .. 19,080 18,020
5586926.SQ.FTS.B, Zero Cpn, 12/24/23 .. 511 497
5586955.SQ.FTS.B, Zero Cpn, 12/24/23 .. 5 5
5587002.SQ.FTS.B, Zero Cpn, 12/24/23 .. 607 592
5587027.SQ.FTS.B, Zero Cpn, 12/24/23 .. 12,921 12,593
5587459.SQ.FTS.B, Zero Cpn, 12/24/23 .. 6,134 6,012
5587721.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,148 2,938
5587794.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,740 2,262
5587848.SQ.FTS.B, Zero Cpn, 12/24/23 .. 667 590
Description
Principal
Amount Value
Block, Inc. (continued)
5587868.SQ.FTS.B, Zero Cpn, 12/24/23 .. $ 1,032 $ 985
5587887.SQ.FTS.B, Zero Cpn, 12/24/23 .. 7,821 7,347
5588007.SQ.FTS.B, Zero Cpn, 12/25/23 .. 22,404 10,052
5588118.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,190 1,124
5588120.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,952 3,845
5588164.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,967 2,802
5588202.SQ.FTS.B, Zero Cpn, 12/25/23 .. 10,442 10,182
5588372.SQ.FTS.B, Zero Cpn, 12/25/23 .. 8,728 7,349
5588451.SQ.FTS.B, Zero Cpn, 12/25/23 .. 10,905 10,669
5588652.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,621 1,131
5588715.SQ.FTS.B, Zero Cpn, 12/25/23 .. 143 140
5588722.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,072 1,945
5588749.SQ.FTS.B, Zero Cpn, 12/25/23 .. 7,361 7,081
5588819.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,714 1,069
5588829.SQ.FTS.B, Zero Cpn, 12/26/23 .. 19,062 16,614
5589071.SQ.FTS.B, Zero Cpn, 12/26/23 .. 303 286
5589079.SQ.FTS.B, Zero Cpn, 12/26/23 .. 830 802
5589092.SQ.FTS.B, Zero Cpn, 12/26/23 .. 501 480
5589101.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,796 2,716
5589145.SQ.FTS.B, Zero Cpn, 12/26/23 .. 5,382 5,187
5589223.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,536 2,127
5589244.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,301 991
5589263.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,954 1,842
5589316.SQ.FTS.B, Zero Cpn, 12/26/23 .. 3,065 2,980
5589416.SQ.FTS.B, Zero Cpn, 12/26/23 .. 747 712
5593205.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,015 1,902
5593273.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,826 2,726
5593339.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,415 1,275
5593384.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,663 2,561
5593473.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,581 1,519
5593551.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,394 2,302
5593600.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,337 1,300
5593642.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,807 1,708
5593657.SQ.FTS.B, Zero Cpn, 12/28/23 .. 5,495 5,110
5593739.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,019 2,848
5593800.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,351 1,317
5593829.SQ.FTS.B, Zero Cpn, 12/28/23 .. 6,317 6,127
5593963.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,655 1,622
5594118.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,057 1,025
5594146.SQ.FTS.B, Zero Cpn, 12/28/23 .. 5,364 5,136
5594287.SQ.FTS.B, Zero Cpn, 12/28/23 .. 4,619 4,451
5594507.SQ.FTS.B, Zero Cpn, 12/28/23 .. 7,989 7,462
5594596.SQ.FTS.B, Zero Cpn, 12/28/23 .. 4,616 4,448
5594679.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,235 2,163
5594852.SQ.FTS.B, Zero Cpn, 12/28/23 .. 15,764 15,275
5595111.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,890 1,699
5595126.SQ.FTS.B, Zero Cpn, 12/28/23 .. 14,139 13,359
5595353.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,152 1,117
5595368.SQ.FTS.B, Zero Cpn, 12/28/23 .. 844 818
5595402.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,742 1,529
5595419.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,098 2,126
5595469.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,797 1,714
5595568.SQ.FTS.B, Zero Cpn, 12/28/23 .. 387 373
5596609.SQ.FTS.B, Zero Cpn, 12/29/23 .. 272 257
5596626.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,848 2,689
5596745.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,511 1,606
5596827.SQ.FTS.B, Zero Cpn, 12/29/23 .. 13,583 12,955
5597324.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,089 1,372

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5597532.SQ.FTS.B, Zero Cpn, 12/29/23 .. $ 1,012 $ 799
5597578.SQ.FTS.B, Zero Cpn, 12/29/23 .. 663 638
5597616.SQ.FTS.B, Zero Cpn, 12/29/23 .. 14,157 13,550
5598085.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,664 1,606
5598106.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,084 1,758
5598138.SQ.FTS.B, Zero Cpn, 12/29/23 .. 8,097 7,890
5598446.SQ.FTS.B, Zero Cpn, 12/29/23 .. 741 319
5598467.SQ.FTS.B, Zero Cpn, 12/29/23 .. 798 687
5598511.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,650 3,447
5598647.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,564 1,524
5598702.SQ.FTS.B, Zero Cpn, 12/29/23 .. 18,545 17,872
5599644.SQ.FTS.B, Zero Cpn, 12/29/23 .. 4,353 4,254
5599955.SQ.FTS.B, Zero Cpn, 12/29/23 .. 788 771
5600022.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,912 2,329
5600114.SQ.FTS.B, Zero Cpn, 12/29/23 .. 13,727 12,807
5600442.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,137 1,064
5600473.SQ.FTS.B, Zero Cpn, 12/29/23 .. 889 794
5600485.SQ.FTS.B, Zero Cpn, 12/29/23 .. 196 192
5600497.SQ.FTS.B, Zero Cpn, 12/29/23 .. 289 277
5600512.SQ.FTS.B, Zero Cpn, 12/29/23 .. 10,065 7,132
5608198.SQ.FTS.B, Zero Cpn, 12/30/23 .. 7,418 6,929
5608328.SQ.FTS.B, Zero Cpn, 12/30/23 .. 571 540
5608367.SQ.FTS.B, Zero Cpn, 12/30/23 .. 7,214 6,810
5608834.SQ.FTS.B, Zero Cpn, 12/30/23 .. 898 875
5608901.SQ.FTS.B, Zero Cpn, 12/30/23 .. 430 348
5608942.SQ.FTS.B, Zero Cpn, 12/30/23 .. 7,041 6,647
5609624.SQ.FTS.B, Zero Cpn, 12/30/23 .. 4,247 4,110
5609899.SQ.FTS.B, Zero Cpn, 12/30/23 .. 4,229 4,015
5610113.SQ.FTS.B, Zero Cpn, 12/30/23 .. 9,689 9,337
5610607.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,448 2,300
5610718.SQ.FTS.B, Zero Cpn, 12/30/23 .. 556 543
5610735.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,636 3,401
5610840.SQ.FTS.B, Zero Cpn, 12/30/23 .. 7,754 3,589
5610991.SQ.FTS.B, Zero Cpn, 12/30/23 .. 29,953 28,999
5611660.SQ.FTS.B, Zero Cpn, 12/30/23 .. 588 561
5611670.SQ.FTS.B, Zero Cpn, 12/30/23 .. 8,183 7,956
5611991.SQ.FTS.B, Zero Cpn, 12/30/23 .. 5,071 3,251
5612089.SQ.FTS.B, Zero Cpn, 12/30/23 .. 11,420 11,092
5612415.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,462 1,345
5612458.SQ.FTS.B, Zero Cpn, 12/30/23 .. 4,138 3,890
5612626.SQ.FTS.B, Zero Cpn, 12/30/23 .. 14,503 12,798
5612891.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,459 1,423
5613077.SQ.FTS.B, Zero Cpn, 1/01/24 ... 10,632 10,216
5613388.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,775 1,607
5613461.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,447 3,369
5613740.SQ.FTS.B, Zero Cpn, 1/01/24 ... 8,463 8,003
5614120.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,372 3,104
5614574.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,134 2,927
5614706.SQ.FTS.B, Zero Cpn, 1/01/24 ... 4,255 4,133
5614893.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,473 1,434
5614974.SQ.FTS.B, Zero Cpn, 1/01/24 ... 10,839 9,761
5615388.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,456 2,818
5615445.SQ.FTS.B, Zero Cpn, 1/01/24 ... 617 586
5615484.SQ.FTS.B, Zero Cpn, 1/01/24 ... 9,397 7,355
5615718.SQ.FTS.B, Zero Cpn, 1/01/24 ... 8,960 8,158
5615965.SQ.FTS.B, Zero Cpn, 1/01/24 ... 854 739
5615969.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,259 1,212
5616014.SQ.FTS.B, Zero Cpn, 1/01/24 ... 59,362 47,241
Description
Principal
Amount Value
Block, Inc. (continued)
5617214.SQ.FTS.B, Zero Cpn, 1/01/24 ... $ 3,236 $ 3,110
5617387.SQ.FTS.B, Zero Cpn, 1/01/24 ... 348 341
5617474.SQ.FTS.B, Zero Cpn, 1/01/24 ... 15,817 14,575
5617717.SQ.FTS.B, Zero Cpn, 1/02/24 ... 5,139 4,967
5617879.SQ.FTS.B, Zero Cpn, 1/02/24 ... 9,956 8,880
5618186.SQ.FTS.B, Zero Cpn, 1/02/24 ... 5,460 5,230
5618445.SQ.FTS.B, Zero Cpn, 1/02/24 ... 618 598
5618540.SQ.FTS.B, Zero Cpn, 1/02/24 ... 2,803 2,680
5618598.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,463 1,427
5618670.SQ.FTS.B, Zero Cpn, 1/03/24 ... 473 456
5618686.SQ.FTS.B, Zero Cpn, 1/03/24 ... 5,683 5,366
5618906.SQ.FTS.B, Zero Cpn, 1/03/24 ... 2,590 1,415
5618964.SQ.FTS.B, Zero Cpn, 1/03/24 ... 25,216 23,505
5619674.SQ.FTS.B, Zero Cpn, 1/04/24 ... 2,865 2,786
5619792.SQ.FTS.B, Zero Cpn, 1/04/24 ... 2,536 2,468
5619877.SQ.FTS.B, Zero Cpn, 1/04/24 ... 1,373 1,243
5619952.SQ.FTS.B, Zero Cpn, 1/04/24 ... 3,373 3,278
5620047.SQ.FTS.B, Zero Cpn, 1/04/24 ... 1,488 1,413
5620157.SQ.FTS.B, Zero Cpn, 1/05/24 ... 2,858 2,721
5620474.SQ.FTS.B, Zero Cpn, 1/05/24 ... 506 492
5620546.SQ.FTS.B, Zero Cpn, 1/05/24 ... 3,574 3,429
5620959.SQ.FTS.B, Zero Cpn, 1/05/24 ... 3,481 3,326
5621721.SQ.FTS.B, Zero Cpn, 1/05/24 ... 836 803
5621776.SQ.FTS.B, Zero Cpn, 1/05/24 ... 2,349 2,277
5621982.SQ.FTS.B, Zero Cpn, 1/05/24 ... 3,166 3,036
5622101.SQ.FTS.B, Zero Cpn, 1/05/24 ... 9,710 9,404
5622466.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,406 812
5624747.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,492 1,400
5624912.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,095 980
5624960.SQ.FTS.B, Zero Cpn, 1/05/24 ... 747 723
5624998.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,408 1,356
5625032.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,383 1,321
5625128.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,540 3,423
5625215.SQ.FTS.B, Zero Cpn, 1/06/24 ... 7,440 7,157
5625406.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,784 4,605
5625583.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,777 1,727
5625769.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,005 879
5625933.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,767 3,606
5626304.SQ.FTS.B, Zero Cpn, 1/06/24 ... 6,981 6,547
5627037.SQ.FTS.B, Zero Cpn, 1/06/24 ... 556 435
5627076.SQ.FTS.B, Zero Cpn, 1/06/24 ... 16,683 10,831
5627452.SQ.FTS.B, Zero Cpn, 1/06/24 ... 7,124 6,853
5627720.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,205 1,132
5627773.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,829 2,659
5627835.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,681 2,598
5628045.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,616 3,476
5628145.SQ.FTS.B, Zero Cpn, 1/06/24 ... 7,581 7,176
5628531.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,043 2,772
5628595.SQ.FTS.B, Zero Cpn, 1/06/24 ... 466 423
5628623.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,299 1,255
5628657.SQ.FTS.B, Zero Cpn, 1/06/24 ... 6,929 6,607
5628952.SQ.FTS.B, Zero Cpn, 1/06/24 ... 6,711 6,019
5629146.SQ.FTS.B, Zero Cpn, 1/06/24 ... 608 595
5629212.SQ.FTS.B, Zero Cpn, 1/06/24 ... 924 901
5629304.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,576 3,463
5629401.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,140 3,023
5629496.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,712 4,470
5629602.SQ.FTS.B, Zero Cpn, 1/06/24 ... 779 739

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5629638.SQ.FTS.B, Zero Cpn, 1/06/24 ... $ 1,020 $ 971
5629699.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,521 3,402
5629799.SQ.FTS.B, Zero Cpn, 1/06/24 ... 677 664
5630026.SQ.FTS.B, Zero Cpn, 1/06/24 ... 434 426
5630143.SQ.FTS.B, Zero Cpn, 1/06/24 ... 914 772
5630169.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,290 3,093
5630271.SQ.FTS.B, Zero Cpn, 1/06/24 ... 6,485 6,178
5630388.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,787 1,603
5640772.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,820 1,295
5640933.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,073 1,005
5641001.SQ.FTS.B, Zero Cpn, 1/07/24 ... 8,169 7,840
5641323.SQ.FTS.B, Zero Cpn, 1/07/24 ... 697 569
5641331.SQ.FTS.B, Zero Cpn, 1/07/24 ... 657 625
5641349.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,168 861
5641411.SQ.FTS.B, Zero Cpn, 1/07/24 ... 5,613 4,975
5641670.SQ.FTS.B, Zero Cpn, 1/07/24 ... 5,600 5,427
5642051.SQ.FTS.B, Zero Cpn, 1/07/24 ... 5,165 3,858
5642399.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,060 1,026
5642591.SQ.FTS.B, Zero Cpn, 1/07/24 ... 943 882
5643141.SQ.FTS.B, Zero Cpn, 1/07/24 ... 6,672 6,003
5644031.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,221 2,158
5644232.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,595 1,558
5644358.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,414 3,246
5644571.SQ.FTS.B, Zero Cpn, 1/07/24 ... 6,170 6,005
5645118.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,742 2,674
5645289.SQ.FTS.B, Zero Cpn, 1/07/24 ... 18,492 17,851
5645875.SQ.FTS.B, Zero Cpn, 1/07/24 ... 28,660 27,665
5646774.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,888 1,298
5646868.SQ.FTS.B, Zero Cpn, 1/07/24 ... 10,705 10,382
5647340.SQ.FTS.B, Zero Cpn, 1/07/24 ... 20,958 20,162
5647798.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,278 1,847
5647877.SQ.FTS.B, Zero Cpn, 1/07/24 ... 611 595
5647893.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,312 3,230
5648027.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,229 3,134
5648259.SQ.FTS.B, Zero Cpn, 1/08/24 ... 15,887 14,862
5648895.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,525 3,399
5649190.SQ.FTS.B, Zero Cpn, 1/08/24 ... 550 509
5649248.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,676 1,626
5649390.SQ.FTS.B, Zero Cpn, 1/08/24 ... 776 759
5649510.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,416 2,317
5650000.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,554 2,467
5650899.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,578 1,417
5651094.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,979 2,894
5651306.SQ.FTS.B, Zero Cpn, 1/08/24 ... 496 446
5651368.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,483 1,232
5651439.SQ.FTS.B, Zero Cpn, 1/08/24 ... 4,923 4,753
5651679.SQ.FTS.B, Zero Cpn, 1/08/24 ... 6,379 6,210
5652010.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,687 3,578
5652169.SQ.FTS.B, Zero Cpn, 1/08/24 ... 8,876 7,948
5652510.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,676 1,620
5652628.SQ.FTS.B, Zero Cpn, 1/08/24 ... 5,366 5,063
5652863.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,370 2,285
5653069.SQ.FTS.B, Zero Cpn, 1/08/24 ... 19,225 18,375
5653846.SQ.FTS.B, Zero Cpn, 1/08/24 ... 792 751
5654131.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,777 2,691
5654285.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,643 3,403
5654378.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,359 2,270
5654462.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,278 2,187
Description
Principal
Amount Value
Block, Inc. (continued)
5654531.SQ.FTS.B, Zero Cpn, 1/08/24 ... $ 1,001 $ 956
5654580.SQ.FTS.B, Zero Cpn, 1/08/24 ... 6,803 6,393
5654694.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,244 3,134
5654769.SQ.FTS.B, Zero Cpn, 1/08/24 ... 7,022 6,685
5655026.SQ.FTS.B, Zero Cpn, 1/08/24 ... 761 719
5655069.SQ.FTS.B, Zero Cpn, 1/08/24 ... 37 36
5655108.SQ.FTS.B, Zero Cpn, 1/08/24 ... 9,452 8,843
5655533.SQ.FTS.B, Zero Cpn, 1/09/24 ... 3,887 3,745
5655613.SQ.FTS.B, Zero Cpn, 1/09/24 ... 8,120 7,673
5655757.SQ.FTS.B, Zero Cpn, 1/09/24 ... 3,117 2,992
5655838.SQ.FTS.B, Zero Cpn, 1/09/24 ... 309 301
5656220.SQ.FTS.B, Zero Cpn, 1/09/24 ... 7,729 7,179
5656415.SQ.FTS.B, Zero Cpn, 1/10/24 ... 1,557 797
5656446.SQ.FTS.B, Zero Cpn, 1/10/24 ... 8,522 8,193
5656671.SQ.FTS.B, Zero Cpn, 1/10/24 ... 2,063 1,874
5656751.SQ.FTS.B, Zero Cpn, 1/10/24 ... 6,925 6,780
5657955.SQ.FTS.B, Zero Cpn, 1/11/24 ... 235 231
5658415.SQ.FTS.B, Zero Cpn, 1/11/24 ... 12,571 12,098
5660575.SQ.FTS.B, Zero Cpn, 1/11/24 ... 2,865 2,779
5660879.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,324 1,271
5661027.SQ.FTS.B, Zero Cpn, 1/11/24 ... 529 509
5661064.SQ.FTS.B, Zero Cpn, 1/11/24 ... 2,968 2,900
5661472.SQ.FTS.B, Zero Cpn, 1/11/24 ... 3,101 3,008
5661709.SQ.FTS.B, Zero Cpn, 1/11/24 ... 2,214 1,985
5661832.SQ.FTS.B, Zero Cpn, 1/11/24 ... 562 539
5661843.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,916 1,861
5662072.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,160 533
5662108.SQ.FTS.B, Zero Cpn, 1/11/24 ... 6,816 4,009
5662396.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,709 1,630
5662504.SQ.FTS.B, Zero Cpn, 1/11/24 ... 5,274 5,064
5662703.SQ.FTS.B, Zero Cpn, 1/11/24 ... 727 714
5662826.SQ.FTS.B, Zero Cpn, 1/11/24 ... 953 935
5662985.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,293 1,265
5663150.SQ.FTS.B, Zero Cpn, 1/11/24 ... 25,190 24,279
5664680.SQ.FTS.B, Zero Cpn, 1/11/24 ... 5,107 4,674
5664895.SQ.FTS.B, Zero Cpn, 1/11/24 ... 800 748
5664925.SQ.FTS.B, Zero Cpn, 1/12/24 ... 11,959 11,262
5665385.SQ.FTS.B, Zero Cpn, 1/12/24 ... 4,147 3,908
5665625.SQ.FTS.B, Zero Cpn, 1/12/24 ... 15,807 14,969
5667116.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,779 1,725
5667327.SQ.FTS.B, Zero Cpn, 1/12/24 ... 22,164 20,677
5668326.SQ.FTS.B, Zero Cpn, 1/12/24 ... 17,959 17,198
5669316.SQ.FTS.B, Zero Cpn, 1/12/24 ... 17,990 16,381
5670001.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,770 1,709
5670096.SQ.FTS.B, Zero Cpn, 1/12/24 ... 7,799 7,358
5670473.SQ.FTS.B, Zero Cpn, 1/12/24 ... 4,191 4,095
5670788.SQ.FTS.B, Zero Cpn, 1/12/24 ... 789 743
5670816.SQ.FTS.B, Zero Cpn, 1/12/24 ... 2,985 2,645
5670931.SQ.FTS.B, Zero Cpn, 1/12/24 ... 2,503 2,399
5671118.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,732 1,580
5671233.SQ.FTS.B, Zero Cpn, 1/12/24 ... 2,597 2,507
5671377.SQ.FTS.B, Zero Cpn, 1/12/24 ... 12,610 12,109
5671815.SQ.FTS.B, Zero Cpn, 1/12/24 ... 680 652
5671822.SQ.FTS.B, Zero Cpn, 1/12/24 ... 700 649
5671837.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,690 1,525
5671902.SQ.FTS.B, Zero Cpn, 1/12/24 ... 18,079 17,354
5672513.SQ.FTS.B, Zero Cpn, 1/12/24 ... 547 534
5672626.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,768 3,628

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5672848.SQ.FTS.B, Zero Cpn, 1/13/24 ... $ 1,929 $ 1,881
5672955.SQ.FTS.B, Zero Cpn, 1/13/24 ... 6,164 5,968
5673215.SQ.FTS.B, Zero Cpn, 1/13/24 ... 14,950 14,534
5674006.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,399 2,274
5674122.SQ.FTS.B, Zero Cpn, 1/13/24 ... 8,762 8,425
5674680.SQ.FTS.B, Zero Cpn, 1/13/24 ... 6,172 5,922
5675281.SQ.FTS.B, Zero Cpn, 1/13/24 ... 848 780
5675355.SQ.FTS.B, Zero Cpn, 1/13/24 ... 9,542 9,175
5675870.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,134 3,051
5675962.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,642 3,510
5676060.SQ.FTS.B, Zero Cpn, 1/13/24 ... 6,622 6,040
5676161.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,043 1,719
5676191.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,544 759
5676208.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,849 1,801
5676317.SQ.FTS.B, Zero Cpn, 1/13/24 ... 5,017 4,832
5676682.SQ.FTS.B, Zero Cpn, 1/13/24 ... 11,423 11,004
5677130.SQ.FTS.B, Zero Cpn, 1/13/24 ... 16,187 15,818
5678110.SQ.FTS.B, Zero Cpn, 1/13/24 ... 18,939 17,761
5678542.SQ.FTS.B, Zero Cpn, 1/13/24 ... 7,918 7,676
5689016.SQ.FTS.B, Zero Cpn, 1/14/24 ... 18,377 17,629
5689638.SQ.FTS.B, Zero Cpn, 1/14/24 ... 5,467 5,238
5689858.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,613 1,567
5690006.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,641 3,460
5690223.SQ.FTS.B, Zero Cpn, 1/14/24 ... 4,727 4,557
5690508.SQ.FTS.B, Zero Cpn, 1/14/24 ... 8,640 8,255
5692439.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,573 1,329
5692483.SQ.FTS.B, Zero Cpn, 1/14/24 ... 7,033 6,773
5692954.SQ.FTS.B, Zero Cpn, 1/14/24 ... 5,003 4,744
5693304.SQ.FTS.B, Zero Cpn, 1/14/24 ... 6,417 6,254
5693934.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,087 1,019
5694071.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,945 3,869
5694413.SQ.FTS.B, Zero Cpn, 1/14/24 ... 2,783 2,671
5694516.SQ.FTS.B, Zero Cpn, 1/14/24 ... 57,498 41,682
5695482.SQ.FTS.B, Zero Cpn, 1/14/24 ... 2,314 2,063
5695606.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,342 1,266
5695635.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,157 1,105
5695841.SQ.FTS.B, Zero Cpn, 1/14/24 ... 15,960 13,883
5696198.SQ.FTS.B, Zero Cpn, 1/15/24 ... 610 596
5696331.SQ.FTS.B, Zero Cpn, 1/15/24 ... 28,884 27,610
5697421.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,273 2,191
5697891.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,538 1,279
5698147.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,766 4,237
5698530.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,262 2,179
5698677.SQ.FTS.B, Zero Cpn, 1/15/24 ... 987 953
5698929.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,091 1,056
5699002.SQ.FTS.B, Zero Cpn, 1/15/24 ... 9,456 9,114
5699507.SQ.FTS.B, Zero Cpn, 1/15/24 ... 15,490 14,988
5700359.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,096 2,927
5700419.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,257 2,173
5700598.SQ.FTS.B, Zero Cpn, 1/15/24 ... 5,061 4,804
5701010.SQ.FTS.B, Zero Cpn, 1/15/24 ... 20,198 19,142
5701495.SQ.FTS.B, Zero Cpn, 1/15/24 ... 7,836 7,077
5701642.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,315 3,199
5701725.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,198 2,104
5701792.SQ.FTS.B, Zero Cpn, 1/15/24 ... 466 445
5701810.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,990 3,846
5701898.SQ.FTS.B, Zero Cpn, 1/15/24 ... 17,115 16,422
5702361.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,726 2,623
Description
Principal
Amount Value
Block, Inc. (continued)
5702429.SQ.FTS.B, Zero Cpn, 1/16/24 ... $ 7,159 $ 6,924
5702548.SQ.FTS.B, Zero Cpn, 1/16/24 ... 5,906 5,729
5702657.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,107 994
5702684.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,982 2,871
5702722.SQ.FTS.B, Zero Cpn, 1/16/24 ... 277 255
5702741.SQ.FTS.B, Zero Cpn, 1/16/24 ... 3,143 3,049
5702814.SQ.FTS.B, Zero Cpn, 1/16/24 ... 5,196 4,907
5702915.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,697 1,643
5702969.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,037 989
5702995.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,533 2,439
5703097.SQ.FTS.B, Zero Cpn, 1/17/24 ... 4,098 3,950
5703159.SQ.FTS.B, Zero Cpn, 1/17/24 ... 973 896
5703176.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,254 1,212
5703225.SQ.FTS.B, Zero Cpn, 1/17/24 ... 6,953 6,703
5703343.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,236 1,187
5703362.SQ.FTS.B, Zero Cpn, 1/17/24 ... 13,764 13,381
5703732.SQ.FTS.B, Zero Cpn, 1/17/24 ... 865 824
5703756.SQ.FTS.B, Zero Cpn, 1/17/24 ... 2,315 2,215
5704113.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,044 2,875
5704394.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,713 2,612
5704978.SQ.FTS.B, Zero Cpn, 1/18/24 ... 396 378
5705050.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,323 2,184
5705420.SQ.FTS.B, Zero Cpn, 1/18/24 ... 4,415 3,938
5706614.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,688 3,482
5706980.SQ.FTS.B, Zero Cpn, 1/18/24 ... 835 818
5707060.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,047 1,011
5707091.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,395 1,318
5707166.SQ.FTS.B, Zero Cpn, 1/18/24 ... 4,356 4,110
5707356.SQ.FTS.B, Zero Cpn, 1/18/24 ... 21,022 19,962
5708168.SQ.FTS.B, Zero Cpn, 1/18/24 ... 10,297 9,924
5709256.SQ.FTS.B, Zero Cpn, 1/18/24 ... 4,718 3,659
5709366.SQ.FTS.B, Zero Cpn, 1/18/24 ... 889 843
5709383.SQ.FTS.B, Zero Cpn, 1/18/24 ... 8,214 7,499
5709694.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,617 2,358
5709787.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,185 1,106
5709941.SQ.FTS.B, Zero Cpn, 1/18/24 ... 746 716
5709979.SQ.FTS.B, Zero Cpn, 1/18/24 ... 376 359
5710009.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,767 1,611
5710093.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,813 2,650
5710157.SQ.FTS.B, Zero Cpn, 1/19/24 ... 11,120 10,672
5710725.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,409 3,070
5710875.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,172 1,106
5710902.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,290 1,241
5710944.SQ.FTS.B, Zero Cpn, 1/19/24 ... 576 545
5710982.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4,237 4,055
5711203.SQ.FTS.B, Zero Cpn, 1/19/24 ... 18,786 17,994
5712422.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,160 1,122
5712540.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4,480 4,223
5712802.SQ.FTS.B, Zero Cpn, 1/19/24 ... 656 588
5712858.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,025 2,915
5712977.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,336 2,625
5713089.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,595 1,553
5713253.SQ.FTS.B, Zero Cpn, 1/19/24 ... 7,021 6,816
5713585.SQ.FTS.B, Zero Cpn, 1/19/24 ... 17,625 16,982
5714497.SQ.FTS.B, Zero Cpn, 1/19/24 ... 932 906
5714537.SQ.FTS.B, Zero Cpn, 1/19/24 ... 6,026 5,762
5714794.SQ.FTS.B, Zero Cpn, 1/19/24 ... 33,810 32,322
5715827.SQ.FTS.B, Zero Cpn, 1/19/24 ... 815 730

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5715830.SQ.FTS.B, Zero Cpn, 1/19/24 ... $ 1,319 $ 1,248
5715876.SQ.FTS.B, Zero Cpn, 1/19/24 ... 782 745
5715932.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4,599 4,125
5716030.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4,927 4,340
5716111.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,977 1,919
5716129.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,206 1,158
5716150.SQ.FTS.B, Zero Cpn, 1/19/24 ... 13,520 12,442
5716269.SQ.FTS.B, Zero Cpn, 1/20/24 ... 513 353
5716326.SQ.FTS.B, Zero Cpn, 1/20/24 ... 12,525 11,999
5716854.SQ.FTS.B, Zero Cpn, 1/20/24 ... 18,560 18,006
5718687.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,682 1,305
5718757.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,564 1,495
5718816.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,523 2,383
5718884.SQ.FTS.B, Zero Cpn, 1/20/24 ... 29,227 25,632
5719624.SQ.FTS.B, Zero Cpn, 1/20/24 ... 4,690 4,526
5719744.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,520 2,299
5719802.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,445 1,279
5719839.SQ.FTS.B, Zero Cpn, 1/20/24 ... 13,331 12,593
5720127.SQ.FTS.B, Zero Cpn, 1/20/24 ... 848 808
5720138.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,942 5,775
5720214.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,538 2,431
5720322.SQ.FTS.B, Zero Cpn, 1/20/24 ... 3,660 2,982
5720412.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,866 2,702
5720456.SQ.FTS.B, Zero Cpn, 1/20/24 ... 12,804 12,264
5720730.SQ.FTS.B, Zero Cpn, 1/20/24 ... 6,927 6,580
5720918.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,297 4,768
5720997.SQ.FTS.B, Zero Cpn, 1/20/24 ... 3,534 2,888
5721068.SQ.FTS.B, Zero Cpn, 1/20/24 ... 330 316
5721086.SQ.FTS.B, Zero Cpn, 1/20/24 ... 3,046 2,963
5721180.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,759 5,467
5721277.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,818 1,748
5721454.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,399 4,942
5721603.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,627 2,419
5721654.SQ.FTS.B, Zero Cpn, 1/20/24 ... 7,466 7,241
5726404.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,018 1,958
5726481.SQ.FTS.B, Zero Cpn, 1/21/24 ... 21,411 20,725
5726889.SQ.FTS.B, Zero Cpn, 1/21/24 ... 8,318 8,076
5727222.SQ.FTS.B, Zero Cpn, 1/21/24 ... 639 596
5727267.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,095 2,985
5727427.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,810 1,711
5727565.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,312 1,274
5727834.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,839 1,564
5727993.SQ.FTS.B, Zero Cpn, 1/21/24 ... 871 846
5728049.SQ.FTS.B, Zero Cpn, 1/21/24 ... 903 871
5728086.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,513 2,328
5728351.SQ.FTS.B, Zero Cpn, 1/21/24 ... 13,901 13,456
5728764.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,847 3,695
5728808.SQ.FTS.B, Zero Cpn, 1/21/24 ... 8,026 7,693
5729015.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,294 1,257
5729051.SQ.FTS.B, Zero Cpn, 1/21/24 ... 348 340
5729059.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,918 2,750
5729103.SQ.FTS.B, Zero Cpn, 1/21/24 ... 7,025 6,566
5729235.SQ.FTS.B, Zero Cpn, 1/21/24 ... 18,218 17,396
5729587.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,386 1,335
5729636.SQ.FTS.B, Zero Cpn, 1/21/24 ... 8,679 8,376
5729791.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,935 3,715
5729911.SQ.FTS.B, Zero Cpn, 1/21/24 ... 456 420
5729918.SQ.FTS.B, Zero Cpn, 1/21/24 ... 354 345
Description
Principal
Amount Value
Block, Inc. (continued)
5729929.SQ.FTS.B, Zero Cpn, 1/21/24 ... $ 2,969 $ 2,885
5730028.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,193 3,071
5730123.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,243 2,004
5730145.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,364 1,327
5730184.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,089 2,701
5730232.SQ.FTS.B, Zero Cpn, 1/21/24 ... 5,102 4,870
5730308.SQ.FTS.B, Zero Cpn, 1/21/24 ... 514 457
5730320.SQ.FTS.B, Zero Cpn, 1/21/24 ... 19,664 18,752
5730596.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,379 990
5730607.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,392 3,246
5730698.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,750 2,629
5730724.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,087 826
5730733.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,488 3,326
5730771.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,691 3,597
5730868.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,250 2,151
5730964.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,150 2,077
5731007.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,989 2,835
5731120.SQ.FTS.B, Zero Cpn, 1/22/24 ... 12,595 12,169
5731547.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,936 4,775
5731798.SQ.FTS.B, Zero Cpn, 1/22/24 ... 985 906
5731830.SQ.FTS.B, Zero Cpn, 1/22/24 ... 14,618 14,067
5732152.SQ.FTS.B, Zero Cpn, 1/22/24 ... 12,109 11,516
5732468.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,290 736
5732503.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,092 2,871
5732559.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,566 1,180
5732580.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,510 1,139
5732592.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,148 2,070
5732625.SQ.FTS.B, Zero Cpn, 1/22/24 ... 12,527 12,065
5733171.SQ.FTS.B, Zero Cpn, 1/22/24 ... 738 714
5733174.SQ.FTS.B, Zero Cpn, 1/22/24 ... 10,970 10,409
5733280.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,655 2,361
5733330.SQ.FTS.B, Zero Cpn, 1/22/24 ... 74,671 71,747
5734394.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,309 2,196
5734438.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,310 1,088
5734450.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,120 3,816
5734498.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,218 3,036
5734591.SQ.FTS.B, Zero Cpn, 1/23/24 ... 9,675 9,244
5734810.SQ.FTS.B, Zero Cpn, 1/23/24 ... 1,945 1,792
5734848.SQ.FTS.B, Zero Cpn, 1/23/24 ... 12,760 12,289
5735137.SQ.FTS.B, Zero Cpn, 1/23/24 ... 2,879 2,800
5735215.SQ.FTS.B, Zero Cpn, 1/23/24 ... 1,706 1,034
5735246.SQ.FTS.B, Zero Cpn, 1/23/24 ... 2,008 1,933
5735293.SQ.FTS.B, Zero Cpn, 1/24/24 ... 4,988 4,558
5735418.SQ.FTS.B, Zero Cpn, 1/24/24 ... 1,402 1,276
5735453.SQ.FTS.B, Zero Cpn, 1/24/24 ... 3,775 3,637
5735541.SQ.FTS.B, Zero Cpn, 1/24/24 ... 29,102 27,458
5736514.SQ.FTS.B, Zero Cpn, 1/25/24 ... 6,956 6,180
5736928.SQ.FTS.B, Zero Cpn, 1/25/24 ... 8,627 8,425
5737414.SQ.FTS.B, Zero Cpn, 1/25/24 ... 8,545 8,257
5737829.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,755 3,454
5737907.SQ.FTS.B, Zero Cpn, 1/25/24 ... 8,786 8,467
5738195.SQ.FTS.B, Zero Cpn, 1/25/24 ... 2,915 2,491
5738226.SQ.FTS.B, Zero Cpn, 1/25/24 ... 5,661 5,479
5738363.SQ.FTS.B, Zero Cpn, 1/25/24 ... 2,936 2,844
5738445.SQ.FTS.B, Zero Cpn, 1/25/24 ... 544 531
5738492.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,020 2,476
5738545.SQ.FTS.B, Zero Cpn, 1/25/24 ... 4,466 4,306
5738624.SQ.FTS.B, Zero Cpn, 1/25/24 ... 2,753 2,464

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5738726.SQ.FTS.B, Zero Cpn, 1/25/24 ... $ 1,481 $ 1,436
5738921.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,129 2,965
5739031.SQ.FTS.B, Zero Cpn, 1/25/24 ... 2,856 2,744
5739159.SQ.FTS.B, Zero Cpn, 1/25/24 ... 20,627 19,887
5739776.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,067 2,967
5739949.SQ.FTS.B, Zero Cpn, 1/26/24 ... 13,720 12,999
5740514.SQ.FTS.B, Zero Cpn, 1/26/24 ... 5,320 4,548
5740809.SQ.FTS.B, Zero Cpn, 1/26/24 ... 319 310
5740833.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,296 2,179
5740947.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,556 3,408
5741082.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,960 1,893
5741125.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,038 1,016
5741175.SQ.FTS.B, Zero Cpn, 1/26/24 ... 248 244
5741201.SQ.FTS.B, Zero Cpn, 1/26/24 ... 980 878
5741211.SQ.FTS.B, Zero Cpn, 1/26/24 ... 5,879 5,554
5741356.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,619 989
5741376.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,076 1,850
5741397.SQ.FTS.B, Zero Cpn, 1/26/24 ... 14,032 13,631
5741716.SQ.FTS.B, Zero Cpn, 1/26/24 ... 24,943 24,010
5742221.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,137 2,051
5742243.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,518 1,466
5742284.SQ.FTS.B, Zero Cpn, 1/26/24 ... 8,527 7,505
5742362.SQ.FTS.B, Zero Cpn, 1/26/24 ... 25,772 24,716
5742749.SQ.FTS.B, Zero Cpn, 1/26/24 ... 701 679
5742759.SQ.FTS.B, Zero Cpn, 1/26/24 ... 15,780 15,330
5743158.SQ.FTS.B, Zero Cpn, 1/26/24 ... 4,999 4,778
5743272.SQ.FTS.B, Zero Cpn, 1/26/24 ... 8,274 7,967
5743337.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,077 986
5743355.SQ.FTS.B, Zero Cpn, 1/27/24 ... 21,907 21,316
5744108.SQ.FTS.B, Zero Cpn, 1/27/24 ... 19,549 18,808
5744682.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,252 4,091
5744789.SQ.FTS.B, Zero Cpn, 1/27/24 ... 26,506 25,690
5745363.SQ.FTS.B, Zero Cpn, 1/27/24 ... 52,129 49,699
5746256.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,619 1,577
5746301.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,579 1,511
5746328.SQ.FTS.B, Zero Cpn, 1/27/24 ... 28,185 26,113
5746728.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,255 3,167
5746774.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,452 1,244
5746775.SQ.FTS.B, Zero Cpn, 1/27/24 ... 383 346
5746817.SQ.FTS.B, Zero Cpn, 1/27/24 ... 8,259 6,298
5748928.SQ.FTS.B, Zero Cpn, 1/28/24 ... 17,690 17,113
5749162.SQ.FTS.B, Zero Cpn, 1/28/24 ... 759 703
5749178.SQ.FTS.B, Zero Cpn, 1/28/24 ... 556 542
5749206.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,090 2,966
5749227.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,853 2,589
5749299.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,222 1,157
5749332.SQ.FTS.B, Zero Cpn, 1/28/24 ... 13,768 13,125
5749702.SQ.FTS.B, Zero Cpn, 1/28/24 ... 12,630 12,027
5750339.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,569 3,445
5750482.SQ.FTS.B, Zero Cpn, 1/28/24 ... 981 930
5750540.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,323 2,235
5750624.SQ.FTS.B, Zero Cpn, 1/28/24 ... 4,420 4,314
5750856.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,398 3,306
5750954.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,467 5,225
5751069.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,363 2,264
5751155.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,819 5,598
5751305.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,087 4,934
5751485.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,227 1,936
Description
Principal
Amount Value
Block, Inc. (continued)
5751553.SQ.FTS.B, Zero Cpn, 1/28/24 ... $ 2,130 $ 2,019
5751638.SQ.FTS.B, Zero Cpn, 1/28/24 ... 10,215 9,776
5751839.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,024 1,965
5751935.SQ.FTS.B, Zero Cpn, 1/28/24 ... 586 573
5752009.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,162 4,889
5752173.SQ.FTS.B, Zero Cpn, 1/28/24 ... 12,857 7,707
5752894.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,653 1,566
5752919.SQ.FTS.B, Zero Cpn, 1/29/24 ... 4,344 4,063
5753024.SQ.FTS.B, Zero Cpn, 1/29/24 ... 6,951 5,505
5753136.SQ.FTS.B, Zero Cpn, 1/29/24 ... 13,254 12,670
5753332.SQ.FTS.B, Zero Cpn, 1/29/24 ... 5,048 4,192
5753426.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,873 2,772
5753519.SQ.FTS.B, Zero Cpn, 1/29/24 ... 743 587
5753563.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,368 3,259
5753734.SQ.FTS.B, Zero Cpn, 1/29/24 ... 7,465 5,784
5754053.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,635 2,525
5754185.SQ.FTS.B, Zero Cpn, 1/29/24 ... 4,182 4,011
5754314.SQ.FTS.B, Zero Cpn, 1/29/24 ... 6,324 6,053
5754537.SQ.FTS.B, Zero Cpn, 1/29/24 ... 930 878
5754571.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,232 3,097
5754674.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,055 1,489
5754782.SQ.FTS.B, Zero Cpn, 1/29/24 ... 46,153 43,106
5755767.SQ.FTS.B, Zero Cpn, 1/29/24 ... 593 571
5755775.SQ.FTS.B, Zero Cpn, 1/29/24 ... 50,406 47,086
5756641.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,261 2,185
5756655.SQ.FTS.B, Zero Cpn, 1/30/24 ... 10,328 9,827
5756854.SQ.FTS.B, Zero Cpn, 1/30/24 ... 609 555
5756869.SQ.FTS.B, Zero Cpn, 1/30/24 ... 12,341 11,833
5757227.SQ.FTS.B, Zero Cpn, 1/30/24 ... 1,658 1,588
5757275.SQ.FTS.B, Zero Cpn, 1/30/24 ... 2,600 2,462
5757339.SQ.FTS.B, Zero Cpn, 1/30/24 ... 1,708 1,639
5757404.SQ.FTS.B, Zero Cpn, 1/30/24 ... 738 708
5757428.SQ.FTS.B, Zero Cpn, 1/30/24 ... 4,112 3,977
5757610.SQ.FTS.B, Zero Cpn, 1/31/24 ... 6,208 5,922
5757816.SQ.FTS.B, Zero Cpn, 1/31/24 ... 5,851 5,574
5757982.SQ.FTS.B, Zero Cpn, 1/31/24 ... 3,711 3,563
5758081.SQ.FTS.B, Zero Cpn, 1/31/24 ... 3,379 3,244
5758260.SQ.FTS.B, Zero Cpn, 1/31/24 ... 20,183 19,175
5759809.SQ.FTS.B, Zero Cpn, 2/01/24 ... 23,765 22,837
5760711.SQ.FTS.B, Zero Cpn, 2/01/24 ... 4,670 4,441
5760872.SQ.FTS.B, Zero Cpn, 2/01/24 ... 27,639 26,660
5762279.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,151 4,942
5762467.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,499 2,304
5762525.SQ.FTS.B, Zero Cpn, 2/02/24 ... 4,227 3,831
5762645.SQ.FTS.B, Zero Cpn, 2/02/24 ... 42,331 40,310
5763893.SQ.FTS.B, Zero Cpn, 2/02/24 ... 5,315 5,060
5764032.SQ.FTS.B, Zero Cpn, 2/02/24 ... 7,250 6,835
5764162.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,632 3,288
5764218.SQ.FTS.B, Zero Cpn, 2/02/24 ... 5,241 5,031
5764367.SQ.FTS.B, Zero Cpn, 2/02/24 ... 14,592 13,240
5764692.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,311 3,108
5764801.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,452 1,400
5764867.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,086 2,976
5764990.SQ.FTS.B, Zero Cpn, 2/02/24 ... 9,225 8,880
5765214.SQ.FTS.B, Zero Cpn, 2/02/24 ... 5,688 5,394
5765340.SQ.FTS.B, Zero Cpn, 2/02/24 ... 11,094 10,425
5765516.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,286 1,225
5765553.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,561 1,391

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5765581.SQ.FTS.B, Zero Cpn, 2/02/24 ... $ 6,459 $ 6,224
5765717.SQ.FTS.B, Zero Cpn, 2/02/24 ... 22,269 20,407
5766075.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,596 2,473
5766125.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,942 2,670
5766162.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,892 1,750
5766230.SQ.FTS.B, Zero Cpn, 2/03/24 ... 7,266 6,919
5766358.SQ.FTS.B, Zero Cpn, 2/03/24 ... 73,417 70,423
5768439.SQ.FTS.B, Zero Cpn, 2/03/24 ... 19,089 15,180
5768771.SQ.FTS.B, Zero Cpn, 2/03/24 ... 5,451 5,174
5768898.SQ.FTS.B, Zero Cpn, 2/03/24 ... 3,932 3,719
5769026.SQ.FTS.B, Zero Cpn, 2/03/24 ... 4,492 4,309
5769088.SQ.FTS.B, Zero Cpn, 2/03/24 ... 4,374 4,196
5769213.SQ.FTS.B, Zero Cpn, 2/03/24 ... 14,499 13,912
5769512.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,510 2,382
5769586.SQ.FTS.B, Zero Cpn, 2/03/24 ... 7,340 7,055
5769689.SQ.FTS.B, Zero Cpn, 2/03/24 ... 7,335 7,036
5769759.SQ.FTS.B, Zero Cpn, 2/03/24 ... 3,804 3,615
5771796.SQ.FTS.B, Zero Cpn, 2/04/24 ... 10,411 8,446
5771987.SQ.FTS.B, Zero Cpn, 2/04/24 ... 62,934 59,753
5773706.SQ.FTS.B, Zero Cpn, 2/04/24 ... 15,819 14,209
5774005.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,482 937
5774049.SQ.FTS.B, Zero Cpn, 2/04/24 ... 8,805 8,380
5774288.SQ.FTS.B, Zero Cpn, 2/04/24 ... 5,641 5,389
5774393.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,470 1,407
5774425.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,488 1,424
5774450.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,924 4,676
5774590.SQ.FTS.B, Zero Cpn, 2/04/24 ... 8,857 8,225
5774786.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,787 2,642
5774839.SQ.FTS.B, Zero Cpn, 2/04/24 ... 15,971 15,172
5775185.SQ.FTS.B, Zero Cpn, 2/04/24 ... 13,740 12,476
5775433.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,130 1,440
5775446.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,792 3,644
5775512.SQ.FTS.B, Zero Cpn, 2/05/24 ... 11,032 10,500
5775687.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,453 1,402
5775727.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,516 2,397
5775794.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,700 1,586
5775835.SQ.FTS.B, Zero Cpn, 2/05/24 ... 950 876
5775860.SQ.FTS.B, Zero Cpn, 2/05/24 ... 13,795 13,013
5776262.SQ.FTS.B, Zero Cpn, 2/05/24 ... 281 272
5776307.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,081 1,995
5776381.SQ.FTS.B, Zero Cpn, 2/05/24 ... 410 397
5776412.SQ.FTS.B, Zero Cpn, 2/05/24 ... 6,010 5,762
5776734.SQ.FTS.B, Zero Cpn, 2/05/24 ... 11,930 11,243
5776969.SQ.FTS.B, Zero Cpn, 2/05/24 ... 9,112 8,681
5777177.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,140 3,162
5777227.SQ.FTS.B, Zero Cpn, 2/05/24 ... 6,384 6,063
5777310.SQ.FTS.B, Zero Cpn, 2/05/24 ... 58,901 55,838
5778395.SQ.FTS.B, Zero Cpn, 2/05/24 ... 7,708 7,276
5778631.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,973 2,845
5778747.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,471 4,186
5778817.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,202 2,051
5778874.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,804 2,652
5778969.SQ.FTS.B, Zero Cpn, 2/05/24 ... 8,659 8,161
5779106.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,097 3,880
5779183.SQ.FTS.B, Zero Cpn, 2/05/24 ... 7,107 6,795
5779203.SQ.FTS.B, Zero Cpn, 2/06/24 ... 11,243 10,743
5779421.SQ.FTS.B, Zero Cpn, 2/06/24 ... 2,993 2,638
5779467.SQ.FTS.B, Zero Cpn, 2/06/24 ... 6,779 6,499
Description
Principal
Amount Value
Block, Inc. (continued)
5779587.SQ.FTS.B, Zero Cpn, 2/06/24 ... $ 1,021 $ 847
5779612.SQ.FTS.B, Zero Cpn, 2/06/24 ... 4,718 4,322
5779710.SQ.FTS.B, Zero Cpn, 2/06/24 ... 3,774 3,559
5779786.SQ.FTS.B, Zero Cpn, 2/06/24 ... 2,862 2,721
5779837.SQ.FTS.B, Zero Cpn, 2/06/24 ... 4,653 4,457
5779926.SQ.FTS.B, Zero Cpn, 2/06/24 ... 725 700
5779947.SQ.FTS.B, Zero Cpn, 2/06/24 ... 5,352 5,088
5780015.SQ.FTS.B, Zero Cpn, 2/06/24 ... 2,907 2,792
5780078.SQ.FTS.B, Zero Cpn, 2/07/24 ... 3,388 3,229
5780178.SQ.FTS.B, Zero Cpn, 2/07/24 ... 8,204 7,851
5780350.SQ.FTS.B, Zero Cpn, 2/07/24 ... 3,174 3,012
5780407.SQ.FTS.B, Zero Cpn, 2/07/24 ... 14,450 13,882
5780678.SQ.FTS.B, Zero Cpn, 2/07/24 ... 6,933 6,622
5780829.SQ.FTS.B, Zero Cpn, 2/07/24 ... 1,601 1,482
5781032.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,159 1,073
5781083.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,228 1,188
5781236.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,858 2,661
5781374.SQ.FTS.B, Zero Cpn, 2/08/24 ... 6,970 6,443
5781865.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,012 937
5781902.SQ.FTS.B, Zero Cpn, 2/08/24 ... 546 530
5781987.SQ.FTS.B, Zero Cpn, 2/08/24 ... 8,507 8,000
5782256.SQ.FTS.B, Zero Cpn, 2/08/24 ... 15,805 15,037
5783333.SQ.FTS.B, Zero Cpn, 2/08/24 ... 21,831 19,584
5783889.SQ.FTS.B, Zero Cpn, 2/08/24 ... 520 503
5783939.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,738 1,581
5784049.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,314 1,254
5784134.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,395 1,357
5784284.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,768 5,340
5784749.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,589 3,419
5784892.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,198 2,084
5785188.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,046 1,788
5785272.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,476 1,423
5785396.SQ.FTS.B, Zero Cpn, 2/09/24 ... 21,056 19,939
5786664.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,511 1,449
5786871.SQ.FTS.B, Zero Cpn, 2/09/24 ... 835 775
5786899.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,625 3,450
5787036.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,542 1,493
5787095.SQ.FTS.B, Zero Cpn, 2/09/24 ... 857 768
5787138.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,184 3,011
5787194.SQ.FTS.B, Zero Cpn, 2/09/24 ... 7,440 7,043
5787332.SQ.FTS.B, Zero Cpn, 2/09/24 ... 12,689 12,042
5787623.SQ.FTS.B, Zero Cpn, 2/09/24 ... 23,556 22,299
5788353.SQ.FTS.B, Zero Cpn, 2/09/24 ... 5,293 4,973
5788511.SQ.FTS.B, Zero Cpn, 2/09/24 ... 6,982 6,696
5788688.SQ.FTS.B, Zero Cpn, 2/09/24 ... 43,498 40,976
5789498.SQ.FTS.B, Zero Cpn, 2/09/24 ... 11,679 11,142
5789924.SQ.FTS.B, Zero Cpn, 2/09/24 ... 569 511
5789956.SQ.FTS.B, Zero Cpn, 2/09/24 ... 5,531 5,128
5790063.SQ.FTS.B, Zero Cpn, 2/09/24 ... 515 470
5790075.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,507 1,446
5790156.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,651 2,522
5790238.SQ.FTS.B, Zero Cpn, 2/10/24 ... 595 575
5790251.SQ.FTS.B, Zero Cpn, 2/10/24 ... 3,294 2,280
5790285.SQ.FTS.B, Zero Cpn, 2/10/24 ... 6,936 6,667
5790370.SQ.FTS.B, Zero Cpn, 2/10/24 ... 20,722 19,860
5791283.SQ.FTS.B, Zero Cpn, 2/10/24 ... 11,307 10,838
5792058.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,133 1,981
5792898.SQ.FTS.B, Zero Cpn, 2/10/24 ... 5,756 5,435

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5793350.SQ.FTS.B, Zero Cpn, 2/10/24 ... $ 33,570 $ 32,270
5795428.SQ.FTS.B, Zero Cpn, 2/10/24 ... 498 473
5795459.SQ.FTS.B, Zero Cpn, 2/10/24 ... 4,805 4,583
5795794.SQ.FTS.B, Zero Cpn, 2/10/24 ... 4,178 3,931
5795947.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,954 1,824
5796051.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,903 1,824
5796146.SQ.FTS.B, Zero Cpn, 2/10/24 ... 894 864
5796194.SQ.FTS.B, Zero Cpn, 2/10/24 ... 4,708 4,490
5796321.SQ.FTS.B, Zero Cpn, 2/10/24 ... 32,129 30,742
5796902.SQ.FTS.B, Zero Cpn, 2/10/24 ... 6,135 5,862
5796971.SQ.FTS.B, Zero Cpn, 2/10/24 ... 3,757 3,602
5797048.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,635 1,538
5797074.SQ.FTS.B, Zero Cpn, 2/10/24 ... 3,463 3,210
5797147.SQ.FTS.B, Zero Cpn, 2/10/24 ... 475 375
5801823.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,244 1,158
5801867.SQ.FTS.B, Zero Cpn, 2/11/24 ... 7,536 7,219
5802108.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,046 3,861
5802181.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,127 3,917
5802372.SQ.FTS.B, Zero Cpn, 2/11/24 ... 7,536 6,664
5802636.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,538 1,469
5802881.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,278 1,200
5803073.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,122 2,861
5803238.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,641 3,462
5803410.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,958 5,610
5803692.SQ.FTS.B, Zero Cpn, 2/11/24 ... 503 476
5803719.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,351 1,188
5803772.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,505 2,207
5803894.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,354 3,212
5803999.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,679 2,566
5804223.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,793 2,666
5804314.SQ.FTS.B, Zero Cpn, 2/11/24 ... 6,807 6,521
5804574.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,860 5,627
5804809.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,327 4,142
5804906.SQ.FTS.B, Zero Cpn, 2/11/24 ... 7,572 7,180
5805108.SQ.FTS.B, Zero Cpn, 2/11/24 ... 641 588
5805116.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,971 5,716
5805204.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,735 1,670
5805272.SQ.FTS.B, Zero Cpn, 2/11/24 ... 13,017 12,060
5805663.SQ.FTS.B, Zero Cpn, 2/11/24 ... 566 539
5805697.SQ.FTS.B, Zero Cpn, 2/11/24 ... 39,023 36,109
5806492.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,704 2,601
5806574.SQ.FTS.B, Zero Cpn, 2/11/24 ... 8,998 8,433
5806779.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,504 3,355
5806812.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,224 2,423
5806833.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,121 2,983
5806894.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,128 3,827
5806994.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,997 3,829
5807048.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,169 1,001
5807099.SQ.FTS.B, Zero Cpn, 2/12/24 ... 14,554 13,943
5807339.SQ.FTS.B, Zero Cpn, 2/12/24 ... 18,357 17,405
5808589.SQ.FTS.B, Zero Cpn, 2/12/24 ... 14,990 14,360
5810175.SQ.FTS.B, Zero Cpn, 2/12/24 ... 7,727 7,212
5810486.SQ.FTS.B, Zero Cpn, 2/12/24 ... 4,612 4,234
5810801.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,656 2,471
5810931.SQ.FTS.B, Zero Cpn, 2/12/24 ... 19,693 18,870
5811499.SQ.FTS.B, Zero Cpn, 2/12/24 ... 5,619 5,157
5811634.SQ.FTS.B, Zero Cpn, 2/12/24 ... 918 890
5811792.SQ.FTS.B, Zero Cpn, 2/12/24 ... 28,390 25,606
Description
Principal
Amount Value
Block, Inc. (continued)
5812422.SQ.FTS.B, Zero Cpn, 2/12/24 ... $ 6,363 $ 5,898
5812463.SQ.FTS.B, Zero Cpn, 2/12/24 ... 12,550 11,504
5812642.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,490 3,345
5812700.SQ.FTS.B, Zero Cpn, 2/12/24 ... 13,474 12,975
5813279.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,311 2,236
5813304.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,493 2,392
5813349.SQ.FTS.B, Zero Cpn, 2/13/24 ... 4,317 4,082
5813408.SQ.FTS.B, Zero Cpn, 2/13/24 ... 7,354 6,992
5813539.SQ.FTS.B, Zero Cpn, 2/13/24 ... 5,665 5,162
5813662.SQ.FTS.B, Zero Cpn, 2/13/24 ... 5,041 4,827
5813757.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,724 2,167
5813805.SQ.FTS.B, Zero Cpn, 2/13/24 ... 962 851
5813818.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,900 1,820
5813883.SQ.FTS.B, Zero Cpn, 2/13/24 ... 7,868 7,475
5814029.SQ.FTS.B, Zero Cpn, 2/13/24 ... 4,148 3,900
5814132.SQ.FTS.B, Zero Cpn, 2/14/24 ... 10,153 9,604
5814343.SQ.FTS.B, Zero Cpn, 2/14/24 ... 7,733 7,334
5814504.SQ.FTS.B, Zero Cpn, 2/14/24 ... 1,864 1,785
5814549.SQ.FTS.B, Zero Cpn, 2/14/24 ... 1,076 1,029
5814588.SQ.FTS.B, Zero Cpn, 2/14/24 ... 2,487 2,239
5814635.SQ.FTS.B, Zero Cpn, 2/14/24 ... 1,530 1,479
5814693.SQ.FTS.B, Zero Cpn, 2/14/24 ... 34,804 31,915
5816727.SQ.FTS.B, Zero Cpn, 2/15/24 ... 713 679
5816746.SQ.FTS.B, Zero Cpn, 2/15/24 ... 4,112 3,925
5816833.SQ.FTS.B, Zero Cpn, 2/15/24 ... 19,787 18,910
5817491.SQ.FTS.B, Zero Cpn, 2/15/24 ... 13,611 13,037
5817819.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,496 2,359
5817899.SQ.FTS.B, Zero Cpn, 2/15/24 ... 837 795
5818027.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,298 1,204
5818064.SQ.FTS.B, Zero Cpn, 2/15/24 ... 3,243 3,107
5818190.SQ.FTS.B, Zero Cpn, 2/15/24 ... 8,219 7,736
5818547.SQ.FTS.B, Zero Cpn, 2/15/24 ... 8,985 8,463
5818695.SQ.FTS.B, Zero Cpn, 2/16/24 ... 30,155 28,658
5819213.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,560 2,303
5819268.SQ.FTS.B, Zero Cpn, 2/16/24 ... 912 852
5819295.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,726 1,511
5819339.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,218 1,167
5819441.SQ.FTS.B, Zero Cpn, 2/16/24 ... 5,113 4,897
5819592.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,288 1,231
5819637.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,984 2,723
5819686.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,370 1,317
5819722.SQ.FTS.B, Zero Cpn, 2/16/24 ... 5,732 5,322
5820020.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,519 2,427
5820067.SQ.FTS.B, Zero Cpn, 2/16/24 ... 18,847 17,819
5820502.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,137 2,180
5820535.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,698 1,618
5820559.SQ.FTS.B, Zero Cpn, 2/16/24 ... 9,694 8,624
5820697.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,260 984
5820735.SQ.FTS.B, Zero Cpn, 2/16/24 ... 13,080 11,913
5820982.SQ.FTS.B, Zero Cpn, 2/16/24 ... 8,641 8,276
5821128.SQ.FTS.B, Zero Cpn, 2/16/24 ... 7,663 7,284
5821321.SQ.FTS.B, Zero Cpn, 2/16/24 ... 8,524 8,163
5821548.SQ.FTS.B, Zero Cpn, 2/16/24 ... 471 456
5821561.SQ.FTS.B, Zero Cpn, 2/16/24 ... 704 669
5821573.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,346 855
5821609.SQ.FTS.B, Zero Cpn, 2/16/24 ... 9,914 8,529
5821779.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,837 2,635
5821843.SQ.FTS.B, Zero Cpn, 2/16/24 ... 804 765

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5821868.SQ.FTS.B, Zero Cpn, 2/16/24 ... $ 2,013 $ 1,925
5821903.SQ.FTS.B, Zero Cpn, 2/16/24 ... 21,925 20,911
5822128.SQ.FTS.B, Zero Cpn, 2/17/24 ... 11,057 10,547
5822374.SQ.FTS.B, Zero Cpn, 2/17/24 ... 764 646
5822383.SQ.FTS.B, Zero Cpn, 2/17/24 ... 63,670 59,569
5823675.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,482 3,328
5823736.SQ.FTS.B, Zero Cpn, 2/17/24 ... 6,803 6,517
5823793.SQ.FTS.B, Zero Cpn, 2/17/24 ... 6,704 6,419
5823925.SQ.FTS.B, Zero Cpn, 2/17/24 ... 2,969 2,822
5823973.SQ.FTS.B, Zero Cpn, 2/17/24 ... 743 693
5823975.SQ.FTS.B, Zero Cpn, 2/17/24 ... 4,500 4,258
5824030.SQ.FTS.B, Zero Cpn, 2/17/24 ... 6,830 6,331
5824131.SQ.FTS.B, Zero Cpn, 2/17/24 ... 14,165 13,562
5824293.SQ.FTS.B, Zero Cpn, 2/17/24 ... 26,991 25,844
5824871.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,519 3,364
5825098.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,082 1,025
5825135.SQ.FTS.B, Zero Cpn, 2/17/24 ... 2,205 2,053
5825210.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,549 3,285
5825276.SQ.FTS.B, Zero Cpn, 2/17/24 ... 959 927
5825349.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,578 1,520
5827253.SQ.FTS.B, Zero Cpn, 2/18/24 ... 21,425 19,526
5827692.SQ.FTS.B, Zero Cpn, 2/18/24 ... 968 914
5827720.SQ.FTS.B, Zero Cpn, 2/18/24 ... 14,784 14,097
5828112.SQ.FTS.B, Zero Cpn, 2/18/24 ... 22,427 20,976
5828734.SQ.FTS.B, Zero Cpn, 2/18/24 ... 14,378 13,658
5828912.SQ.FTS.B, Zero Cpn, 2/18/24 ... 25,238 24,130
5829589.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,434 7,062
5829933.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,361 6,925
5830030.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,296 2,177
5830050.SQ.FTS.B, Zero Cpn, 2/18/24 ... 8,231 7,876
5830128.SQ.FTS.B, Zero Cpn, 2/18/24 ... 536 510
5830148.SQ.FTS.B, Zero Cpn, 2/18/24 ... 5,561 5,331
5830227.SQ.FTS.B, Zero Cpn, 2/18/24 ... 596 489
5830235.SQ.FTS.B, Zero Cpn, 2/18/24 ... 19,066 18,030
5830414.SQ.FTS.B, Zero Cpn, 2/18/24 ... 12,178 11,540
5830566.SQ.FTS.B, Zero Cpn, 2/18/24 ... 14,085 13,305
5830955.SQ.FTS.B, Zero Cpn, 2/19/24 ... 654 622
5831066.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,218 4,037
5831288.SQ.FTS.B, Zero Cpn, 2/19/24 ... 8,271 7,916
5831651.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,383 3,199
5831792.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,223 1,170
5831885.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,748 5,461
5832072.SQ.FTS.B, Zero Cpn, 2/19/24 ... 14,631 13,537
5832308.SQ.FTS.B, Zero Cpn, 2/19/24 ... 24,617 21,505
5832642.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,853 2,719
5832721.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,792 3,485
5832832.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,470 5,196
5832927.SQ.FTS.B, Zero Cpn, 2/19/24 ... 8,854 7,811
5833120.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,245 3,111
5833207.SQ.FTS.B, Zero Cpn, 2/19/24 ... 6,039 5,661
5833277.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,032 2,902
5833312.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,161 1,118
5833344.SQ.FTS.B, Zero Cpn, 2/19/24 ... 15,274 14,379
5833512.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,977 5,618
5833556.SQ.FTS.B, Zero Cpn, 2/19/24 ... 9,001 8,615
5833649.SQ.FTS.B, Zero Cpn, 2/19/24 ... 31,038 28,057
5833923.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,570 4,377
5833955.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,198 2,076
Description
Principal
Amount Value
Block, Inc. (continued)
5833974.SQ.FTS.B, Zero Cpn, 2/19/24 ... $ 2,266 $ 2,118
5833980.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,482 2,307
5834006.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,712 4,457
5834064.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,312 4,031
5834289.SQ.FTS.B, Zero Cpn, 2/20/24 ... 532 515
5834331.SQ.FTS.B, Zero Cpn, 2/20/24 ... 4,890 4,635
5834383.SQ.FTS.B, Zero Cpn, 2/20/24 ... 27,820 26,178
5834772.SQ.FTS.B, Zero Cpn, 2/20/24 ... 2,914 2,730
5834802.SQ.FTS.B, Zero Cpn, 2/20/24 ... 56,930 54,480
5835666.SQ.FTS.B, Zero Cpn, 2/21/24 ... 1,580 1,464
5835687.SQ.FTS.B, Zero Cpn, 2/21/24 ... 3,815 3,624
5835751.SQ.FTS.B, Zero Cpn, 2/21/24 ... 892 845
5835772.SQ.FTS.B, Zero Cpn, 2/21/24 ... 981 939
5835806.SQ.FTS.B, Zero Cpn, 2/21/24 ... 1,062 1,018
5835831.SQ.FTS.B, Zero Cpn, 2/21/24 ... 362 348
5835848.SQ.FTS.B, Zero Cpn, 2/21/24 ... 4,272 3,995
5836241.SQ.FTS.B, Zero Cpn, 2/22/24 ... 5,271 3,507
5836547.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,935 2,701
5836746.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,871 1,774
5836841.SQ.FTS.B, Zero Cpn, 2/22/24 ... 26,157 25,016
5837444.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,609 2,435
5837495.SQ.FTS.B, Zero Cpn, 2/22/24 ... 5,009 4,687
5837597.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,354 2,191
5837692.SQ.FTS.B, Zero Cpn, 2/22/24 ... 3,359 3,087
5837798.SQ.FTS.B, Zero Cpn, 2/22/24 ... 3,016 2,567
5837836.SQ.FTS.B, Zero Cpn, 2/22/24 ... 5,975 5,692
5837986.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,936 2,798
5838071.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,244 1,191
5838132.SQ.FTS.B, Zero Cpn, 2/22/24 ... 851 778
5839775.SQ.FTS.B, Zero Cpn, 2/23/24 ... 8,711 8,128
5839839.SQ.FTS.B, Zero Cpn, 2/23/24 ... 12,549 12,000
5839976.SQ.FTS.B, Zero Cpn, 2/23/24 ... 14,120 13,510
5840130.SQ.FTS.B, Zero Cpn, 2/23/24 ... 32,142 30,404
5840690.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,579 3,250
5840736.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,630 6,317
5840863.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,149 3,969
5840927.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,193 1,981
5840950.SQ.FTS.B, Zero Cpn, 2/23/24 ... 5,531 5,311
5841081.SQ.FTS.B, Zero Cpn, 2/23/24 ... 9,281 8,897
5841300.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,864 2,618
5841337.SQ.FTS.B, Zero Cpn, 2/23/24 ... 24,569 23,077
5841603.SQ.FTS.B, Zero Cpn, 2/23/24 ... 12,516 10,592
5841767.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,319 3,205
5841837.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,829 2,707
5841928.SQ.FTS.B, Zero Cpn, 2/23/24 ... 8,519 8,052
5842039.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,915 3,745
5842074.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,795 3,440
5842117.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,448 1,385
5842164.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,159 3,878
5842217.SQ.FTS.B, Zero Cpn, 2/23/24 ... 951 705
5842255.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,365 1,682
5842372.SQ.FTS.B, Zero Cpn, 2/23/24 ... 736 711
5843365.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,035 3,783
5843445.SQ.FTS.B, Zero Cpn, 2/24/24 ... 857 823
5843467.SQ.FTS.B, Zero Cpn, 2/24/24 ... 206 199
5843483.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,187 1,132
5843502.SQ.FTS.B, Zero Cpn, 2/24/24 ... 10,840 10,281
5843755.SQ.FTS.B, Zero Cpn, 2/24/24 ... 7,487 7,187

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5844032.SQ.FTS.B, Zero Cpn, 2/24/24 ... $ 696 $ 674
5844363.SQ.FTS.B, Zero Cpn, 2/24/24 ... 7,680 7,347
5844512.SQ.FTS.B, Zero Cpn, 2/24/24 ... 878 838
5844524.SQ.FTS.B, Zero Cpn, 2/24/24 ... 10,336 9,890
5844677.SQ.FTS.B, Zero Cpn, 2/24/24 ... 15,064 14,287
5844836.SQ.FTS.B, Zero Cpn, 2/24/24 ... 15,730 15,033
5845026.SQ.FTS.B, Zero Cpn, 2/24/24 ... 829 706
5845038.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,431 3,208
5845067.SQ.FTS.B, Zero Cpn, 2/24/24 ... 23,857 22,452
5845421.SQ.FTS.B, Zero Cpn, 2/24/24 ... 7,871 7,413
5845525.SQ.FTS.B, Zero Cpn, 2/24/24 ... 12,129 11,630
5845735.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,464 1,400
5845764.SQ.FTS.B, Zero Cpn, 2/24/24 ... 8,512 8,014
5845853.SQ.FTS.B, Zero Cpn, 2/24/24 ... 6,972 6,630
5845935.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,718 3,151
5845994.SQ.FTS.B, Zero Cpn, 2/24/24 ... 5,495 5,257
5846052.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,416 1,368
5846114.SQ.FTS.B, Zero Cpn, 2/24/24 ... 7,466 6,781
5848218.SQ.FTS.B, Zero Cpn, 2/25/24 ... 8,685 8,308
5848448.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,541 1,399
5848482.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,299 1,208
5848518.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,722 2,503
5848592.SQ.FTS.B, Zero Cpn, 2/25/24 ... 8,141 7,744
5848801.SQ.FTS.B, Zero Cpn, 2/25/24 ... 5,532 5,244
5848977.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,897 3,688
5849047.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,054 1,005
5849069.SQ.FTS.B, Zero Cpn, 2/25/24 ... 10,431 9,943
5849419.SQ.FTS.B, Zero Cpn, 2/25/24 ... 5,217 4,985
5849735.SQ.FTS.B, Zero Cpn, 2/25/24 ... 7,917 7,222
5849861.SQ.FTS.B, Zero Cpn, 2/25/24 ... 4,036 3,844
5849905.SQ.FTS.B, Zero Cpn, 2/25/24 ... 60,551 57,649
5850700.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,834 2,660
5850752.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,872 1,779
5850799.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,620 2,497
5850828.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,760 3,572
5850895.SQ.FTS.B, Zero Cpn, 2/25/24 ... 4,348 4,064
5850974.SQ.FTS.B, Zero Cpn, 2/25/24 ... 4,527 4,327
5851045.SQ.FTS.B, Zero Cpn, 2/25/24 ... 6,114 5,845
5851143.SQ.FTS.B, Zero Cpn, 2/25/24 ... 705 662
5851164.SQ.FTS.B, Zero Cpn, 2/25/24 ... 30,431 26,592
5851602.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,680 2,283
5851830.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,866 4,579
5851918.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,735 1,550
5851930.SQ.FTS.B, Zero Cpn, 2/26/24 ... 15,091 14,430
5852131.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,005 4,738
5852225.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,433 5,195
5852363.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,292 1,235
5852404.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,276 6,001
5852595.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,075 3,860
5852677.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,834 1,765
5852732.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,816 5,982
5852875.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,133 5,825
5853025.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,041 5,751
5853092.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,448 4,235
5853179.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,155 2,948
5853203.SQ.FTS.B, Zero Cpn, 2/26/24 ... 56,865 53,864
5853867.SQ.FTS.B, Zero Cpn, 2/26/24 ... 10,769 9,141
5854022.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,368 3,181
Description
Principal
Amount Value
Block, Inc. (continued)
5854047.SQ.FTS.B, Zero Cpn, 2/26/24 ... $ 1,251 $ 1,187
5854059.SQ.FTS.B, Zero Cpn, 2/26/24 ... 624 572
5854068.SQ.FTS.B, Zero Cpn, 2/26/24 ... 840 789
5854074.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,383 4,911
5854112.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,749 5,448
5854151.SQ.FTS.B, Zero Cpn, 2/26/24 ... 10,572 10,110
5854302.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,515 4,960
5854351.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,714 4,504
5854400.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,576 2,478
5855036.SQ.FTS.B, Zero Cpn, 2/26/24 ... 431 412
5855175.SQ.FTS.B, Zero Cpn, 2/27/24 ... 8,394 7,632
5855245.SQ.FTS.B, Zero Cpn, 2/27/24 ... 724 679
5855251.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,307 2,202
5855273.SQ.FTS.B, Zero Cpn, 2/27/24 ... 3,902 3,727
5855316.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,497 2,379
5855340.SQ.FTS.B, Zero Cpn, 2/27/24 ... 876 600
5855348.SQ.FTS.B, Zero Cpn, 2/27/24 ... 7,029 6,568
5855391.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,353 2,204
5855409.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,725 1,631
5855427.SQ.FTS.B, Zero Cpn, 2/27/24 ... 4,150 3,961
5855467.SQ.FTS.B, Zero Cpn, 2/27/24 ... 11,087 10,242
5855566.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,737 1,578
5855580.SQ.FTS.B, Zero Cpn, 2/27/24 ... 928 867
5855594.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,041 1,901
5855614.SQ.FTS.B, Zero Cpn, 2/27/24 ... 874 845
5855635.SQ.FTS.B, Zero Cpn, 2/27/24 ... 754 713
5855657.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,895 2,681
5855679.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,591 2,435
5855717.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,271 1,229
5855735.SQ.FTS.B, Zero Cpn, 2/27/24 ... 4,405 4,211
5855781.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,550 1,474
5855805.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,576 4,375
5855845.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,909 3,758
5855896.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,042 914
5855904.SQ.FTS.B, Zero Cpn, 2/28/24 ... 982 931
5855938.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,605 1,522
5855961.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,314 4,116
5856031.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,456 1,390
5856056.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,315 2,222
5856081.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,026 2,847
5856105.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,309 900
5856118.SQ.FTS.B, Zero Cpn, 2/28/24 ... 864 818
5856131.SQ.FTS.B, Zero Cpn, 2/28/24 ... 789 758
5856142.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,999 2,703
5856160.SQ.FTS.B, Zero Cpn, 2/28/24 ... 6,787 6,467
5856241.SQ.FTS.B, Zero Cpn, 2/28/24 ... 20,826 19,765
5856405.SQ.FTS.B, Zero Cpn, 2/28/24 ... 14,392 13,754
5856526.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,367 3,217
5856552.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,232 3,049
5856582.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,412 2,262
5856750.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,913 5,634
5856953.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,711 1,590
5857003.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,707 3,524
5857103.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,122 1,983
5857157.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,394 6,146
5857372.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,434 4,209
5857521.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,001 1,905
5860492.SQ.FTS.B, Zero Cpn, 2/29/24 ... 11,168 10,550

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5860712.SQ.FTS.B, Zero Cpn, 2/29/24 ... $ 13,488 $ 12,831
5861010.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,830 3,595
5861074.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,668 2,427
5861164.SQ.FTS.B, Zero Cpn, 2/29/24 ... 9,829 8,564
5861325.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,559 2,429
5861387.SQ.FTS.B, Zero Cpn, 2/29/24 ... 971 699
5861406.SQ.FTS.B, Zero Cpn, 2/29/24 ... 9,611 9,133
5861846.SQ.FTS.B, Zero Cpn, 2/29/24 ... 422 408
5861874.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,392 2,311
5861999.SQ.FTS.B, Zero Cpn, 2/29/24 ... 24,290 23,068
5862421.SQ.FTS.B, Zero Cpn, 2/29/24 ... 9,336 8,635
5862598.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,747 6,447
5862649.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,160 1,117
5862687.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,187 1,145
5862719.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,110 3,603
5862789.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,195 3,060
5862830.SQ.FTS.B, Zero Cpn, 2/29/24 ... 28,948 27,629
5863376.SQ.FTS.B, Zero Cpn, 2/29/24 ... 481 455
5863381.SQ.FTS.B, Zero Cpn, 2/29/24 ... 8,041 7,405
5863507.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,421 2,106
5863525.SQ.FTS.B, Zero Cpn, 2/29/24 ... 35,388 33,577
5864014.SQ.FTS.B, Zero Cpn, 2/29/24 ... 25,723 24,327
5864283.SQ.FTS.B, Zero Cpn, 2/29/24 ... 898 852
5864291.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,865 5,539
5864418.SQ.FTS.B, Zero Cpn, 2/29/24 ... 19,921 18,864
5865058.SQ.FTS.B, Zero Cpn, 2/29/24 ... 17,962 16,771
5865407.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,570 1,504
5865445.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,227 3,051
5865496.SQ.FTS.B, Zero Cpn, 2/29/24 ... 605 569
5865515.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,701 2,562
5865569.SQ.FTS.B, Zero Cpn, 2/29/24 ... 993 956
5865626.SQ.FTS.B, Zero Cpn, 2/29/24 ... 24,773 23,683
5866049.SQ.FTS.B, Zero Cpn, 2/29/24 ... 8,994 8,588
5866215.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,450 3,150
5866243.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,550 3,394
5866255.SQ.FTS.B, Zero Cpn, 2/29/24 ... 670 630
5866260.SQ.FTS.B, Zero Cpn, 2/29/24 ... 60,708 58,078
5866935.SQ.FTS.B, Zero Cpn, 2/29/24 ... 566 547
5866941.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,685 3,482
5867005.SQ.FTS.B, Zero Cpn, 2/29/24 ... 8,672 7,889
5867150.SQ.FTS.B, Zero Cpn, 2/29/24 ... 644 610
5867156.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,202 1,122
5867168.SQ.FTS.B, Zero Cpn, 2/29/24 ... 10,566 9,885
5867284.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,708 4,355
5870188.SQ.FTS.B, Zero Cpn, 3/01/24 ... 21,932 20,610
5870551.SQ.FTS.B, Zero Cpn, 3/01/24 ... 18,217 17,313
5870996.SQ.FTS.B, Zero Cpn, 3/01/24 ... 979 922
5871009.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,927 2,815
5871081.SQ.FTS.B, Zero Cpn, 3/01/24 ... 32,334 30,443
5871974.SQ.FTS.B, Zero Cpn, 3/01/24 ... 641 603
5871985.SQ.FTS.B, Zero Cpn, 3/01/24 ... 7,767 7,319
5872116.SQ.FTS.B, Zero Cpn, 3/01/24 ... 25,424 24,257
5872504.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,386 2,258
5872536.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,035 926
5872561.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,530 4,283
5872668.SQ.FTS.B, Zero Cpn, 3/01/24 ... 42,825 40,718
5873421.SQ.FTS.B, Zero Cpn, 3/01/24 ... 13,344 12,753
5873579.SQ.FTS.B, Zero Cpn, 3/01/24 ... 3,185 3,040
Description
Principal
Amount Value
Block, Inc. (continued)
5873637.SQ.FTS.B, Zero Cpn, 3/01/24 ... $ 11,386 $ 10,770
5873832.SQ.FTS.B, Zero Cpn, 3/01/24 ... 5,317 5,070
5873969.SQ.FTS.B, Zero Cpn, 3/02/24 ... 36,760 34,935
5874795.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,093 2,964
5874853.SQ.FTS.B, Zero Cpn, 3/02/24 ... 495 479
5874875.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,761 1,676
5874911.SQ.FTS.B, Zero Cpn, 3/02/24 ... 6,077 5,539
5875023.SQ.FTS.B, Zero Cpn, 3/02/24 ... 9,215 8,409
5875203.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,721 2,573
5875294.SQ.FTS.B, Zero Cpn, 3/02/24 ... 13,253 12,725
5875652.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,866 2,695
5875736.SQ.FTS.B, Zero Cpn, 3/02/24 ... 17,447 16,411
5875985.SQ.FTS.B, Zero Cpn, 3/02/24 ... 29,510 27,850
5876337.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,139 1,502
5876358.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,985 1,869
5876373.SQ.FTS.B, Zero Cpn, 3/02/24 ... 10,984 10,438
5876537.SQ.FTS.B, Zero Cpn, 3/02/24 ... 9,090 8,614
5876700.SQ.FTS.B, Zero Cpn, 3/02/24 ... 11,793 10,941
5876808.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,525 6,426
5876913.SQ.FTS.B, Zero Cpn, 3/02/24 ... 23,127 21,412
5877190.SQ.FTS.B, Zero Cpn, 3/03/24 ... 17,258 16,482
5877498.SQ.FTS.B, Zero Cpn, 3/03/24 ... 8,310 7,840
5877622.SQ.FTS.B, Zero Cpn, 3/03/24 ... 2,030 1,862
5877646.SQ.FTS.B, Zero Cpn, 3/03/24 ... 3,361 3,207
5877698.SQ.FTS.B, Zero Cpn, 3/03/24 ... 12,157 11,513
5877866.SQ.FTS.B, Zero Cpn, 3/03/24 ... 7,069 6,049
5877980.SQ.FTS.B, Zero Cpn, 3/04/24 ... 4,203 3,927
5878059.SQ.FTS.B, Zero Cpn, 3/04/24 ... 10,399 9,311
5878236.SQ.FTS.B, Zero Cpn, 3/04/24 ... 2,838 2,540
5878276.SQ.FTS.B, Zero Cpn, 3/04/24 ... 1,435 1,386
5878316.SQ.FTS.B, Zero Cpn, 3/04/24 ... 5,880 5,467
5878410.SQ.FTS.B, Zero Cpn, 3/04/24 ... 5,700 5,421
5878513.SQ.FTS.B, Zero Cpn, 3/04/24 ... 3,911 3,728
5878573.SQ.FTS.B, Zero Cpn, 3/05/24 ... 26,616 24,742
5878953.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,241 1,194
5878970.SQ.FTS.B, Zero Cpn, 3/05/24 ... 8,505 8,110
5879115.SQ.FTS.B, Zero Cpn, 3/05/24 ... 4,452 4,254
5879190.SQ.FTS.B, Zero Cpn, 3/05/24 ... 9,641 8,810
5879343.SQ.FTS.B, Zero Cpn, 3/05/24 ... 9,157 8,438
5881097.SQ.FTS.B, Zero Cpn, 3/06/24 ... 6,452 5,946
5881305.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,636 1,405
5881441.SQ.FTS.B, Zero Cpn, 3/06/24 ... 17,608 16,666
5881823.SQ.FTS.B, Zero Cpn, 3/06/24 ... 4,639 4,441
5881974.SQ.FTS.B, Zero Cpn, 3/06/24 ... 7,336 6,996
5882264.SQ.FTS.B, Zero Cpn, 3/06/24 ... 20,302 19,296
5882796.SQ.FTS.B, Zero Cpn, 3/06/24 ... 3,482 3,293
5882903.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,582 2,436
5882950.SQ.FTS.B, Zero Cpn, 3/06/24 ... 747 719
5882979.SQ.FTS.B, Zero Cpn, 3/07/24 ... 14,391 12,726
5883172.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,635 2,259
5883226.SQ.FTS.B, Zero Cpn, 3/07/24 ... 379 367
5883307.SQ.FTS.B, Zero Cpn, 3/07/24 ... 5,468 5,222
5883439.SQ.FTS.B, Zero Cpn, 3/07/24 ... 409 390
5883448.SQ.FTS.B, Zero Cpn, 3/07/24 ... 38,134 35,691
5884195.SQ.FTS.B, Zero Cpn, 3/07/24 ... 25,026 23,811
5884585.SQ.FTS.B, Zero Cpn, 3/07/24 ... 27,038 25,274
5884855.SQ.FTS.B, Zero Cpn, 3/07/24 ... 39,124 37,334
5885576.SQ.FTS.B, Zero Cpn, 3/07/24 ... 24,849 22,627

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5885832.SQ.FTS.B, Zero Cpn, 3/07/24 ... $ 8,537 $ 8,008
5885885.SQ.FTS.B, Zero Cpn, 3/07/24 ... 22,030 21,039
5887862.SQ.FTS.B, Zero Cpn, 3/08/24 ... 17,361 16,398
5888238.SQ.FTS.B, Zero Cpn, 3/08/24 ... 890 852
5888259.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,793 3,608
5888319.SQ.FTS.B, Zero Cpn, 3/08/24 ... 9,561 9,129
5888568.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,529 5,161
5888676.SQ.FTS.B, Zero Cpn, 3/08/24 ... 7,762 7,332
5888961.SQ.FTS.B, Zero Cpn, 3/08/24 ... 9,757 9,233
5889131.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,588 2,434
5889200.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,252 1,136
5889226.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,776 1,690
5889269.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,522 2,236
5889310.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,377 2,271
5889378.SQ.FTS.B, Zero Cpn, 3/08/24 ... 12,231 10,301
5889513.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,006 2,869
5889578.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,911 4,686
5889660.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,175 1,110
5889661.SQ.FTS.B, Zero Cpn, 3/08/24 ... 16,062 11,582
5889820.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,109 3,922
5889853.SQ.FTS.B, Zero Cpn, 3/08/24 ... 7,786 7,159
5889950.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,144 1,970
5889977.SQ.FTS.B, Zero Cpn, 3/08/24 ... 47,218 43,980
5890509.SQ.FTS.B, Zero Cpn, 3/08/24 ... 7,943 7,502
5890652.SQ.FTS.B, Zero Cpn, 3/08/24 ... 7,793 5,725
5890739.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,984 1,873
5890762.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,238 3,960
5890829.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,052 3,693
5890859.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,146 3,212
5890956.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,717 2,593
5890994.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,107 1,055
5891039.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,377 3,115
5891105.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,788 2,626
5891152.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,538 4,069
5891224.SQ.FTS.B, Zero Cpn, 3/09/24 ... 29,211 27,578
5891588.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,915 4,658
5891730.SQ.FTS.B, Zero Cpn, 3/09/24 ... 8,706 7,987
5891958.SQ.FTS.B, Zero Cpn, 3/09/24 ... 851 803
5892016.SQ.FTS.B, Zero Cpn, 3/09/24 ... 21,175 20,214
5892364.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,468 2,244
5892394.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,906 2,785
5892541.SQ.FTS.B, Zero Cpn, 3/09/24 ... 16,328 15,426
5892876.SQ.FTS.B, Zero Cpn, 3/09/24 ... 840 795
5892887.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,017 3,792
5893036.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,266 5,932
5893134.SQ.FTS.B, Zero Cpn, 3/09/24 ... 20,209 19,223
5893378.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,450 1,366
5893419.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,417 1,352
5893433.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,710 3,206
5893473.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,623 1,554
5893512.SQ.FTS.B, Zero Cpn, 3/09/24 ... 13,577 12,771
5893711.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,075 1,016
5893733.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,741 1,630
5893764.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,761 4,543
5893812.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,072 4,751
5893864.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,436 1,390
5893913.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,944 2,787
5893958.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,600 4,383
Description
Principal
Amount Value
Block, Inc. (continued)
5894039.SQ.FTS.B, Zero Cpn, 3/09/24 ... $ 14,619 $ 13,784
5894241.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,599 1,510
5894262.SQ.FTS.B, Zero Cpn, 3/09/24 ... 11,640 10,679
5894356.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,578 5,263
5894371.SQ.FTS.B, Zero Cpn, 3/10/24 ... 1,178 1,103
5894411.SQ.FTS.B, Zero Cpn, 3/10/24 ... 7,459 7,119
5894539.SQ.FTS.B, Zero Cpn, 3/10/24 ... 1,041 982
5894565.SQ.FTS.B, Zero Cpn, 3/10/24 ... 5,579 5,261
5894648.SQ.FTS.B, Zero Cpn, 3/10/24 ... 1,791 1,663
5894679.SQ.FTS.B, Zero Cpn, 3/10/24 ... 781 753
5894704.SQ.FTS.B, Zero Cpn, 3/10/24 ... 5,509 5,114
5894801.SQ.FTS.B, Zero Cpn, 3/10/24 ... 7,294 6,903
5894927.SQ.FTS.B, Zero Cpn, 3/10/24 ... 3,232 2,467
5894989.SQ.FTS.B, Zero Cpn, 3/10/24 ... 4,799 4,058
5895095.SQ.FTS.B, Zero Cpn, 3/10/24 ... 2,300 2,123
5895136.SQ.FTS.B, Zero Cpn, 3/11/24 ... 828 800
5895166.SQ.FTS.B, Zero Cpn, 3/11/24 ... 14,727 12,451
5895413.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,062 952
5895434.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,293 1,186
5895466.SQ.FTS.B, Zero Cpn, 3/11/24 ... 16,498 13,024
5895727.SQ.FTS.B, Zero Cpn, 3/11/24 ... 4,689 4,478
5895804.SQ.FTS.B, Zero Cpn, 3/11/24 ... 878 834
5895817.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,965 1,874
5896009.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,629 1,517
5896051.SQ.FTS.B, Zero Cpn, 3/12/24 ... 10,971 10,398
5896547.SQ.FTS.B, Zero Cpn, 3/12/24 ... 4,121 3,902
5896814.SQ.FTS.B, Zero Cpn, 3/12/24 ... 8,287 7,955
5897128.SQ.FTS.B, Zero Cpn, 3/12/24 ... 22,658 21,630
5897797.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,610 1,538
5897863.SQ.FTS.B, Zero Cpn, 3/12/24 ... 13,572 12,445
5898148.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,228 1,174
5898172.SQ.FTS.B, Zero Cpn, 3/12/24 ... 16,361 15,481
5898468.SQ.FTS.B, Zero Cpn, 3/12/24 ... 37,888 36,162
5899191.SQ.FTS.B, Zero Cpn, 3/12/24 ... 728 704
5899204.SQ.FTS.B, Zero Cpn, 3/12/24 ... 5,429 5,192
5899266.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,788 3,575
5899328.SQ.FTS.B, Zero Cpn, 3/13/24 ... 41,970 38,856
5899982.SQ.FTS.B, Zero Cpn, 3/13/24 ... 8,574 8,109
5900201.SQ.FTS.B, Zero Cpn, 3/13/24 ... 11,021 10,376
5900383.SQ.FTS.B, Zero Cpn, 3/13/24 ... 11,687 9,879
5900591.SQ.FTS.B, Zero Cpn, 3/13/24 ... 13,504 12,888
5900851.SQ.FTS.B, Zero Cpn, 3/13/24 ... 7,318 6,984
5900926.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,449 4,203
5900988.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,811 2,624
5901036.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,267 4,048
5901096.SQ.FTS.B, Zero Cpn, 3/13/24 ... 21,904 20,454
5901447.SQ.FTS.B, Zero Cpn, 3/13/24 ... 9,597 9,159
5901560.SQ.FTS.B, Zero Cpn, 3/13/24 ... 13,659 12,704
5901715.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,990 1,909
5901781.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,622 4,299
5901822.SQ.FTS.B, Zero Cpn, 3/13/24 ... 14,409 13,725
5901968.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,576 4,367
5902003.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,043 2,792
5902030.SQ.FTS.B, Zero Cpn, 3/13/24 ... 12,185 11,339
5902121.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,224 1,079
5902132.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,648 1,542
5902140.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,897 2,780
5902170.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,360 1,113

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5902180.SQ.FTS.B, Zero Cpn, 3/13/24 ... $ 2,995 $ 2,836
5902215.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,917 2,758
5902235.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,108 8,370
5902403.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,099 1,987
5902452.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,576 3,412
5902509.SQ.FTS.B, Zero Cpn, 3/14/24 ... 14,856 13,892
5902768.SQ.FTS.B, Zero Cpn, 3/14/24 ... 12,267 11,693
5903054.SQ.FTS.B, Zero Cpn, 3/14/24 ... 5,489 5,198
5903177.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,226 2,101
5903227.SQ.FTS.B, Zero Cpn, 3/14/24 ... 8,927 8,014
5903375.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,867 1,781
5903410.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,183 8,440
5903588.SQ.FTS.B, Zero Cpn, 3/14/24 ... 4,303 4,023
5903641.SQ.FTS.B, Zero Cpn, 3/14/24 ... 7,532 7,198
5903764.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,274 3,120
5903795.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,895 1,767
5903831.SQ.FTS.B, Zero Cpn, 3/14/24 ... 16,164 15,378
5904135.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,144 2,043
5904216.SQ.FTS.B, Zero Cpn, 3/14/24 ... 12,736 12,154
5904398.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,497 2,366
5904456.SQ.FTS.B, Zero Cpn, 3/14/24 ... 478 452
5904465.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,338 2,206
5904583.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,974 1,901
5904610.SQ.FTS.B, Zero Cpn, 3/14/24 ... 5,609 4,945
5904672.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,981 1,854
5904681.SQ.FTS.B, Zero Cpn, 3/14/24 ... 21,075 18,918
5904958.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,704 9,156
5906756.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,370 2,609
5906795.SQ.FTS.B, Zero Cpn, 3/15/24 ... 15,141 14,314
5907158.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,288 3,064
5907270.SQ.FTS.B, Zero Cpn, 3/15/24 ... 31,782 29,973
5908063.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,924 3,782
5908142.SQ.FTS.B, Zero Cpn, 3/15/24 ... 35,603 32,642
5908682.SQ.FTS.B, Zero Cpn, 3/15/24 ... 2,804 2,570
5908719.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,158 1,113
5908735.SQ.FTS.B, Zero Cpn, 3/15/24 ... 36,653 33,506
5909121.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,038 2,688
5909173.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,148 1,092
5909211.SQ.FTS.B, Zero Cpn, 3/15/24 ... 36,171 31,910
5909995.SQ.FTS.B, Zero Cpn, 3/15/24 ... 5,024 4,697
5910071.SQ.FTS.B, Zero Cpn, 3/16/24 ... 6,211 5,903
5910313.SQ.FTS.B, Zero Cpn, 3/16/24 ... 6,692 6,296
5910420.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,524 3,297
5910477.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,462 1,396
5910492.SQ.FTS.B, Zero Cpn, 3/16/24 ... 4,676 4,209
5910566.SQ.FTS.B, Zero Cpn, 3/16/24 ... 9,865 9,154
5910810.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,165 2,904
5910870.SQ.FTS.B, Zero Cpn, 3/16/24 ... 14,421 13,651
5911193.SQ.FTS.B, Zero Cpn, 3/16/24 ... 17,529 15,777
5911526.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,475 2,032
5911537.SQ.FTS.B, Zero Cpn, 3/16/24 ... 18,539 17,511
5911749.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,696 1,631
5911770.SQ.FTS.B, Zero Cpn, 3/16/24 ... 4,221 3,946
5911812.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,462 1,390
5911850.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,697 3,460
5911907.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,001 2,824
5911930.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,378 5,093
5912008.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,659 1,561
Description
Principal
Amount Value
Block, Inc. (continued)
5912027.SQ.FTS.B, Zero Cpn, 3/16/24 ... $ 12,837 $ 12,203
5912330.SQ.FTS.B, Zero Cpn, 3/16/24 ... 940 909
5912351.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,665 1,562
5912373.SQ.FTS.B, Zero Cpn, 3/16/24 ... 4,194 3,255
5912406.SQ.FTS.B, Zero Cpn, 3/16/24 ... 43,050 40,250
5912773.SQ.FTS.B, Zero Cpn, 3/16/24 ... 14,252 13,542
5913027.SQ.FTS.B, Zero Cpn, 3/16/24 ... 6,126 4,755
5913061.SQ.FTS.B, Zero Cpn, 3/16/24 ... 16,273 15,212
5913186.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,185 1,933
5913210.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,313 5,117
5913264.SQ.FTS.B, Zero Cpn, 3/16/24 ... 4,271 4,041
5913320.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,063 4,558
5913399.SQ.FTS.B, Zero Cpn, 3/17/24 ... 27,741 26,452
5913695.SQ.FTS.B, Zero Cpn, 3/17/24 ... 31,914 30,021
5914110.SQ.FTS.B, Zero Cpn, 3/18/24 ... 4,536 4,325
5914159.SQ.FTS.B, Zero Cpn, 3/18/24 ... 12,018 11,463
5914297.SQ.FTS.B, Zero Cpn, 3/18/24 ... 14,555 12,126
5914472.SQ.FTS.B, Zero Cpn, 3/18/24 ... 4,419 4,183
5914527.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,093 2,016
5914553.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,826 1,705
5914593.SQ.FTS.B, Zero Cpn, 3/18/24 ... 7,812 7,450
5914709.SQ.FTS.B, Zero Cpn, 3/18/24 ... 5,490 4,426
5914920.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,511 4,269
5914993.SQ.FTS.B, Zero Cpn, 3/19/24 ... 5,021 4,601
5915164.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,645 4,298
5915271.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,131 2,986
5915398.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,882 1,800
5915449.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,926 4,080
5915623.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,140 1,093
5915684.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,795 1,712
5915732.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,271 1,216
5915760.SQ.FTS.B, Zero Cpn, 3/19/24 ... 971 905
5915784.SQ.FTS.B, Zero Cpn, 3/19/24 ... 6,617 6,255
5915930.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,437 4,000
5916037.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,250 1,203
5916065.SQ.FTS.B, Zero Cpn, 3/19/24 ... 8,387 7,010
5916181.SQ.FTS.B, Zero Cpn, 3/19/24 ... 44,067 37,697
5917323.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,442 3,262
5917380.SQ.FTS.B, Zero Cpn, 3/19/24 ... 13,088 12,459
5917574.SQ.FTS.B, Zero Cpn, 3/19/24 ... 19,086 18,297
5917935.SQ.FTS.B, Zero Cpn, 3/19/24 ... 12,336 11,523
5918273.SQ.FTS.B, Zero Cpn, 3/19/24 ... 11,879 11,259
5918398.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,942 1,780
5918404.SQ.FTS.B, Zero Cpn, 3/19/24 ... 11,435 10,911
5918537.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,240 1,172
5918562.SQ.FTS.B, Zero Cpn, 3/19/24 ... 8,464 7,965
5918598.SQ.FTS.B, Zero Cpn, 3/20/24 ... 6,252 5,962
5918667.SQ.FTS.B, Zero Cpn, 3/20/24 ... 10,731 10,193
5918708.SQ.FTS.B, Zero Cpn, 3/20/24 ... 29,446 27,987
5919158.SQ.FTS.B, Zero Cpn, 3/20/24 ... 931 888
5919183.SQ.FTS.B, Zero Cpn, 3/20/24 ... 19,006 17,765
5919557.SQ.FTS.B, Zero Cpn, 3/20/24 ... 9,315 8,799
5919599.SQ.FTS.B, Zero Cpn, 3/20/24 ... 7,764 7,404
5919675.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,590 2,460
5919721.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,796 2,670
5919779.SQ.FTS.B, Zero Cpn, 3/20/24 ... 19,149 18,268
5920757.SQ.FTS.B, Zero Cpn, 3/20/24 ... 44,818 42,445
5921351.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,758 2,551

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5921423.SQ.FTS.B, Zero Cpn, 3/20/24 ... $ 46,328 $ 43,425
5922314.SQ.FTS.B, Zero Cpn, 3/20/24 ... 6,128 5,728
5922450.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,994 3,782
5922492.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,012 924
5922519.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,552 4,308
5922617.SQ.FTS.B, Zero Cpn, 3/21/24 ... 9,467 8,654
5922749.SQ.FTS.B, Zero Cpn, 3/21/24 ... 10,182 9,706
5922874.SQ.FTS.B, Zero Cpn, 3/21/24 ... 11,789 11,158
5923057.SQ.FTS.B, Zero Cpn, 3/21/24 ... 6,141 5,794
5923145.SQ.FTS.B, Zero Cpn, 3/21/24 ... 731 689
5923159.SQ.FTS.B, Zero Cpn, 3/21/24 ... 268 257
5923169.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,681 2,573
5923219.SQ.FTS.B, Zero Cpn, 3/21/24 ... 13,028 12,271
5923418.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,154 1,084
5923433.SQ.FTS.B, Zero Cpn, 3/21/24 ... 8,125 7,688
5923527.SQ.FTS.B, Zero Cpn, 3/21/24 ... 4,458 4,199
5923591.SQ.FTS.B, Zero Cpn, 3/21/24 ... 6,223 5,716
5924079.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,096 1,945
5924092.SQ.FTS.B, Zero Cpn, 3/21/24 ... 828 783
5924109.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,633 2,511
5924128.SQ.FTS.B, Zero Cpn, 3/21/24 ... 6,424 6,140
5924210.SQ.FTS.B, Zero Cpn, 3/21/24 ... 49,566 45,986
5924932.SQ.FTS.B, Zero Cpn, 3/21/24 ... 11,478 10,524
5925093.SQ.FTS.B, Zero Cpn, 3/21/24 ... 12,596 11,919
5925246.SQ.FTS.B, Zero Cpn, 3/21/24 ... 11,699 10,542
5925367.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,747 1,644
5925397.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,765 1,664
5925434.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,741 3,412
5925456.SQ.FTS.B, Zero Cpn, 3/21/24 ... 8,804 8,073
5926994.SQ.FTS.B, Zero Cpn, 3/22/24 ... 8,285 7,919
5927147.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,106 1,908
5927186.SQ.FTS.B, Zero Cpn, 3/22/24 ... 11,412 10,446
5927376.SQ.FTS.B, Zero Cpn, 3/22/24 ... 21,181 19,919
5927899.SQ.FTS.B, Zero Cpn, 3/22/24 ... 8,121 7,704
5928123.SQ.FTS.B, Zero Cpn, 3/22/24 ... 19,443 18,337
5928651.SQ.FTS.B, Zero Cpn, 3/22/24 ... 26,208 24,002
5929012.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,656 6,283
5929107.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,141 4,817
5929276.SQ.FTS.B, Zero Cpn, 3/22/24 ... 8,379 6,782
5929445.SQ.FTS.B, Zero Cpn, 3/22/24 ... 7,227 6,888
5929549.SQ.FTS.B, Zero Cpn, 3/22/24 ... 7,423 6,939
5929649.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,387 1,095
5929675.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,127 1,053
5929692.SQ.FTS.B, Zero Cpn, 3/22/24 ... 9,273 8,798
5929878.SQ.FTS.B, Zero Cpn, 3/22/24 ... 9,153 8,664
5930081.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,466 1,286
5930100.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,553 6,229
5930245.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,959 3,739
5930286.SQ.FTS.B, Zero Cpn, 3/22/24 ... 15,192 14,575
5930491.SQ.FTS.B, Zero Cpn, 3/22/24 ... 10,419 9,525
5930561.SQ.FTS.B, Zero Cpn, 3/22/24 ... 8,904 8,226
5930637.SQ.FTS.B, Zero Cpn, 3/22/24 ... 9,440 8,672
5930749.SQ.FTS.B, Zero Cpn, 3/22/24 ... 8,949 8,346
5930797.SQ.FTS.B, Zero Cpn, 3/23/24 ... 17,886 16,661
5930999.SQ.FTS.B, Zero Cpn, 3/23/24 ... 13,743 12,946
5931487.SQ.FTS.B, Zero Cpn, 3/23/24 ... 9,848 9,174
5931697.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,821 3,551
5931748.SQ.FTS.B, Zero Cpn, 3/23/24 ... 11,847 11,288
Description
Principal
Amount Value
Block, Inc. (continued)
5931950.SQ.FTS.B, Zero Cpn, 3/23/24 ... $ 20,092 $ 18,980
5932661.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,306 1,119
5932683.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,991 3,766
5932792.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,876 1,622
5932816.SQ.FTS.B, Zero Cpn, 3/23/24 ... 5,312 4,336
5932922.SQ.FTS.B, Zero Cpn, 3/23/24 ... 4,770 4,544
5933003.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,521 2,384
5933037.SQ.FTS.B, Zero Cpn, 3/23/24 ... 903 854
5933064.SQ.FTS.B, Zero Cpn, 3/23/24 ... 9,266 8,411
5933219.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,633 1,552
5933269.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,144 1,093
5933293.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,378 3,153
5933369.SQ.FTS.B, Zero Cpn, 3/23/24 ... 12,037 11,453
5933634.SQ.FTS.B, Zero Cpn, 3/23/24 ... 4,854 4,603
5933737.SQ.FTS.B, Zero Cpn, 3/23/24 ... 19,919 18,197
5933879.SQ.FTS.B, Zero Cpn, 3/24/24 ... 3,409 3,235
5933928.SQ.FTS.B, Zero Cpn, 3/24/24 ... 4,430 4,008
5933962.SQ.FTS.B, Zero Cpn, 3/24/24 ... 3,894 3,711
5934001.SQ.FTS.B, Zero Cpn, 3/24/24 ... 10,784 9,863
5934135.SQ.FTS.B, Zero Cpn, 3/24/24 ... 26,017 24,333
5934389.SQ.FTS.B, Zero Cpn, 3/24/24 ... 3,507 3,269
5934412.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,239 4,922
5934459.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,920 1,743
5934475.SQ.FTS.B, Zero Cpn, 3/24/24 ... 2,567 2,422
5934510.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,452 1,155
5934520.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,474 5,102
5934576.SQ.FTS.B, Zero Cpn, 3/25/24 ... 3,237 3,063
5934615.SQ.FTS.B, Zero Cpn, 3/25/24 ... 749 711
5934619.SQ.FTS.B, Zero Cpn, 3/25/24 ... 3,571 2,847
5934643.SQ.FTS.B, Zero Cpn, 3/25/24 ... 1,321 1,168
5934667.SQ.FTS.B, Zero Cpn, 3/25/24 ... 13,969 12,443
5934784.SQ.FTS.B, Zero Cpn, 3/25/24 ... 7,309 6,818
5934877.SQ.FTS.B, Zero Cpn, 3/25/24 ... 1,936 1,812
5934905.SQ.FTS.B, Zero Cpn, 3/25/24 ... 15,366 14,501
5935109.SQ.FTS.B, Zero Cpn, 3/25/24 ... 14,051 13,323
5935554.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,383 3,217
5935625.SQ.FTS.B, Zero Cpn, 3/26/24 ... 36,565 34,819
5937097.SQ.FTS.B, Zero Cpn, 3/26/24 ... 8,325 7,856
5937231.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,129 1,081
5937247.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,346 2,203
5937321.SQ.FTS.B, Zero Cpn, 3/26/24 ... 10,812 9,875
5937552.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,973 1,880
5937569.SQ.FTS.B, Zero Cpn, 3/26/24 ... 6,226 5,932
5937710.SQ.FTS.B, Zero Cpn, 3/26/24 ... 15,770 14,788
5938050.SQ.FTS.B, Zero Cpn, 3/26/24 ... 6,340 5,919
5938186.SQ.FTS.B, Zero Cpn, 3/26/24 ... 5,928 5,606
5938393.SQ.FTS.B, Zero Cpn, 3/26/24 ... 12,552 11,736
5938544.SQ.FTS.B, Zero Cpn, 3/26/24 ... 12,984 12,308
5938734.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,103 1,063
5938796.SQ.FTS.B, Zero Cpn, 3/26/24 ... 9,757 9,055
5939025.SQ.FTS.B, Zero Cpn, 3/26/24 ... 8,691 8,186
5939094.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,592 3,358
5939257.SQ.FTS.B, Zero Cpn, 3/27/24 ... 39,989 38,132
5939538.SQ.FTS.B, Zero Cpn, 3/27/24 ... 6,493 6,156
5939563.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,219 3,067
5939592.SQ.FTS.B, Zero Cpn, 3/27/24 ... 712 666
5939607.SQ.FTS.B, Zero Cpn, 3/27/24 ... 501 471
5939612.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,816 2,643

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5939654.SQ.FTS.B, Zero Cpn, 3/27/24 ... $ 2,021 $ 1,923
5939678.SQ.FTS.B, Zero Cpn, 3/27/24 ... 5,640 5,348
5939729.SQ.FTS.B, Zero Cpn, 3/27/24 ... 10,963 10,326
5939843.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,462 1,359
5939884.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,413 1,321
5939909.SQ.FTS.B, Zero Cpn, 3/27/24 ... 19,305 18,245
5940198.SQ.FTS.B, Zero Cpn, 3/27/24 ... 11,092 10,493
5940310.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,676 1,601
5940313.SQ.FTS.B, Zero Cpn, 3/27/24 ... 5,384 5,148
5940363.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,644 2,413
5940400.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,596 1,462
5940430.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,530 3,363
5940471.SQ.FTS.B, Zero Cpn, 3/27/24 ... 7,451 6,833
5940556.SQ.FTS.B, Zero Cpn, 3/27/24 ... 10,271 9,433
5940651.SQ.FTS.B, Zero Cpn, 3/27/24 ... 7,323 6,864
5940685.SQ.FTS.B, Zero Cpn, 3/27/24 ... 6,892 6,151
5940724.SQ.FTS.B, Zero Cpn, 3/27/24 ... 52,860 49,028
5941018.SQ.FTS.B, Zero Cpn, 3/27/24 ... 25,053 20,713
5941408.SQ.FTS.B, Zero Cpn, 3/27/24 ... 5,337 4,907
5942895.SQ.FTS.B, Zero Cpn, 3/28/24 ... 14,010 13,084
5943045.SQ.FTS.B, Zero Cpn, 3/28/24 ... 8,809 8,108
5943139.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,008 919
5943165.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,877 1,736
5943191.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,311 2,164
5943221.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,820 5,395
5943314.SQ.FTS.B, Zero Cpn, 3/28/24 ... 6,261 5,778
5943409.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,262 3,041
5943465.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,463 1,352
5943511.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,203 2,027
5943531.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,612 2,426
5943585.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,135 1,977
5943690.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,292 3,094
5943758.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,323 2,132
5943799.SQ.FTS.B, Zero Cpn, 3/28/24 ... 7,257 6,626
5943972.SQ.FTS.B, Zero Cpn, 3/28/24 ... 21,661 20,350
5944363.SQ.FTS.B, Zero Cpn, 3/28/24 ... 6,796 6,243
5944452.SQ.FTS.B, Zero Cpn, 3/28/24 ... 50,268 47,569
5945117.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,128 1,991
5945131.SQ.FTS.B, Zero Cpn, 3/28/24 ... 8,046 7,576
5945228.SQ.FTS.B, Zero Cpn, 3/28/24 ... 22,166 20,600
5945383.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,293 3,068
5945422.SQ.FTS.B, Zero Cpn, 3/28/24 ... 754 702
5945430.SQ.FTS.B, Zero Cpn, 3/28/24 ... 6,871 6,350
5945495.SQ.FTS.B, Zero Cpn, 3/28/24 ... 11,290 10,524
5945583.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,671 1,474
5945603.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,071 3,853
5945657.SQ.FTS.B, Zero Cpn, 3/28/24 ... 8,139 7,663
5945731.SQ.FTS.B, Zero Cpn, 3/28/24 ... 8,741 8,144
5945779.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,567 1,457
5945826.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,598 1,479
5945861.SQ.FTS.B, Zero Cpn, 3/28/24 ... 834 764
5948324.SQ.FTS.B, Zero Cpn, 3/29/24 ... 11,088 10,229
5948383.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,247 2,073
5948394.SQ.FTS.B, Zero Cpn, 3/29/24 ... 16,756 15,511
5948543.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,015 938
5948556.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,680 2,514
5948585.SQ.FTS.B, Zero Cpn, 3/29/24 ... 30,376 28,352
5949113.SQ.FTS.B, Zero Cpn, 3/29/24 ... 8,745 8,206
Description
Principal
Amount Value
Block, Inc. (continued)
5949246.SQ.FTS.B, Zero Cpn, 3/29/24 ... $ 3,393 $ 3,152
5949611.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,997 4,670
5949681.SQ.FTS.B, Zero Cpn, 3/29/24 ... 982 901
5949698.SQ.FTS.B, Zero Cpn, 3/29/24 ... 21,696 20,237
5949995.SQ.FTS.B, Zero Cpn, 3/29/24 ... 13,165 12,406
5950189.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,097 3,822
5950233.SQ.FTS.B, Zero Cpn, 3/29/24 ... 16,873 15,752
5950325.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,327 1,241
5950336.SQ.FTS.B, Zero Cpn, 3/29/24 ... 18,364 17,090
5950381.SQ.FTS.B, Zero Cpn, 3/29/24 ... 19,440 17,866
5950588.SQ.FTS.B, Zero Cpn, 3/29/24 ... 37,845 35,252
5950783.SQ.FTS.B, Zero Cpn, 3/29/24 ... 50,201 47,050
5951102.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,253 4,003
5951141.SQ.FTS.B, Zero Cpn, 3/29/24 ... 3,314 3,137
5951157.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,935 4,576
5951263.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,842 1,709
5951314.SQ.FTS.B, Zero Cpn, 3/29/24 ... 16,421 14,856
5951713.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,551 2,352
5951731.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,411 2,217
5951743.SQ.FTS.B, Zero Cpn, 3/29/24 ... 16,146 14,999
5951880.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,355 4,045
5951912.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,470 4,156
5951982.SQ.FTS.B, Zero Cpn, 3/30/24 ... 834 768
5952038.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,906 6,467
5952113.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,746 5,394
5952257.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,038 2,874
5952311.SQ.FTS.B, Zero Cpn, 3/30/24 ... 150 54
5952341.SQ.FTS.B, Zero Cpn, 3/30/24 ... 7,153 6,579
5952438.SQ.FTS.B, Zero Cpn, 3/30/24 ... 14,709 13,782
5952643.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,605 6,112
5952776.SQ.FTS.B, Zero Cpn, 3/30/24 ... 10,604 9,986
5952928.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,861 1,715
5952946.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,741 2,559
5952978.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,357 1,261
5953015.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,267 4,959
5953085.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,685 6,301
5953162.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,264 4,018
5953249.SQ.FTS.B, Zero Cpn, 3/30/24 ... 26,231 24,559
5953433.SQ.FTS.B, Zero Cpn, 3/30/24 ... 9,225 8,662
5953478.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,586 4,239
5953507.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,128 2,920
5953560.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,262 2,988
5953614.SQ.FTS.B, Zero Cpn, 3/30/24 ... 63,991 60,579
5954049.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,448 1,348
5954057.SQ.FTS.B, Zero Cpn, 3/30/24 ... 30,545 28,243
5954317.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,239 5,825
5954378.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,750 2,526
5954398.SQ.FTS.B, Zero Cpn, 3/30/24 ... 29,564 27,979
5954749.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,990 5,640
5954799.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,591 1,432
5954826.SQ.FTS.B, Zero Cpn, 3/30/24 ... 8,526 7,899
5954912.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,200 4,821
5954949.SQ.FTS.B, Zero Cpn, 3/30/24 ... 9,016 8,467
5955026.SQ.FTS.B, Zero Cpn, 3/30/24 ... 13,386 12,559
5955147.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,728 5,360
5955192.SQ.FTS.B, Zero Cpn, 3/30/24 ... 11,573 10,803
5955329.SQ.FTS.B, Zero Cpn, 3/30/24 ... 7,725 7,178
5955436.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,748 2,568

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5955453.SQ.FTS.B, Zero Cpn, 3/30/24 ... $ 4,060 $ 3,714
5955467.SQ.FTS.B, Zero Cpn, 4/01/24 ... 6,251 5,826
5955529.SQ.FTS.B, Zero Cpn, 4/01/24 ... 5,013 4,687
5955560.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,977 1,850
5955582.SQ.FTS.B, Zero Cpn, 4/01/24 ... 12,725 11,982
5955673.SQ.FTS.B, Zero Cpn, 4/01/24 ... 4,168 3,880
5955715.SQ.FTS.B, Zero Cpn, 4/01/24 ... 7,766 7,313
5955780.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,373 1,267
5955795.SQ.FTS.B, Zero Cpn, 4/01/24 ... 4,542 4,298
5955838.SQ.FTS.B, Zero Cpn, 4/01/24 ... 19,945 18,875
5956036.SQ.FTS.B, Zero Cpn, 4/01/24 ... 12,503 11,697
5956156.SQ.FTS.B, Zero Cpn, 4/01/24 ... 6,913 6,403
5956226.SQ.FTS.B, Zero Cpn, 4/02/24 ... 12,690 11,949
5956338.SQ.FTS.B, Zero Cpn, 4/02/24 ... 712 660
5956344.SQ.FTS.B, Zero Cpn, 4/02/24 ... 18,716 17,330
5956562.SQ.FTS.B, Zero Cpn, 4/02/24 ... 8,937 8,369
5956647.SQ.FTS.B, Zero Cpn, 4/02/24 ... 3,973 3,740
5956692.SQ.FTS.B, Zero Cpn, 4/02/24 ... 3,513 3,298
5956723.SQ.FTS.B, Zero Cpn, 4/02/24 ... 10,410 9,774
5956821.SQ.FTS.B, Zero Cpn, 4/02/24 ... 2,783 2,581
5956858.SQ.FTS.B, Zero Cpn, 4/02/24 ... 7,201 6,628
5956922.SQ.FTS.B, Zero Cpn, 4/02/24 ... 21,029 19,480
5957607.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,027 964
5957636.SQ.FTS.B, Zero Cpn, 4/03/24 ... 4,031 3,772
5957727.SQ.FTS.B, Zero Cpn, 4/03/24 ... 38,901 36,513
5958861.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,850 1,711
5958877.SQ.FTS.B, Zero Cpn, 4/03/24 ... 2,600 2,448
5958924.SQ.FTS.B, Zero Cpn, 4/03/24 ... 10,939 10,156
5959066.SQ.FTS.B, Zero Cpn, 4/03/24 ... 9,108 8,576
5959170.SQ.FTS.B, Zero Cpn, 4/03/24 ... 17,971 16,674
5959409.SQ.FTS.B, Zero Cpn, 4/03/24 ... 5,718 5,265
5959474.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,911 1,770
5959502.SQ.FTS.B, Zero Cpn, 4/03/24 ... 8,335 7,846
5959597.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,570 3,307
5959631.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,562 3,321
5959659.SQ.FTS.B, Zero Cpn, 4/03/24 ... 12,259 11,382
5959894.SQ.FTS.B, Zero Cpn, 4/03/24 ... 13,029 12,273
5960072.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,841 1,713
5960098.SQ.FTS.B, Zero Cpn, 4/03/24 ... 9,201 8,707
5960219.SQ.FTS.B, Zero Cpn, 4/03/24 ... 24,367 22,841
5960475.SQ.FTS.B, Zero Cpn, 4/04/24 ... 14,043 13,223
5960644.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,296 1,200
5960662.SQ.FTS.B, Zero Cpn, 4/04/24 ... 39,837 37,505
5961025.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,047 967
5961045.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,171 1,089
5961053.SQ.FTS.B, Zero Cpn, 4/04/24 ... 29,362 27,634
5961476.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,802 2,553
5961501.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,134 1,976
5961512.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,197 1,112
5961519.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,161 2,992
5961544.SQ.FTS.B, Zero Cpn, 4/04/24 ... 961 876
5961550.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,621 1,499
5961562.SQ.FTS.B, Zero Cpn, 4/04/24 ... 4,243 3,893
5961626.SQ.FTS.B, Zero Cpn, 4/04/24 ... 6,004 5,557
5961717.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,937 2,768
5961735.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,194 2,953
5961771.SQ.FTS.B, Zero Cpn, 4/04/24 ... 17,558 16,400
5961882.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,892 2,712
Description
Principal
Amount Value
Block, Inc. (continued)
5961920.SQ.FTS.B, Zero Cpn, 4/04/24 ... $ 28,450 $ 26,741
5962142.SQ.FTS.B, Zero Cpn, 4/04/24 ... 8,266 7,718
5962171.SQ.FTS.B, Zero Cpn, 4/04/24 ... 14,527 13,670
5962303.SQ.FTS.B, Zero Cpn, 4/04/24 ... 9,943 9,140
5962393.SQ.FTS.B, Zero Cpn, 4/04/24 ... 5,365 5,009
5962449.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,858 2,641
5962459.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,622 1,483
5962473.SQ.FTS.B, Zero Cpn, 4/04/24 ... 17,566 16,336
5962585.SQ.FTS.B, Zero Cpn, 4/04/24 ... 290 268
5962590.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,568 1,446
5962609.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,336 2,146
5962639.SQ.FTS.B, Zero Cpn, 4/04/24 ... 7,571 7,127
5962689.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,848 1,720
5962702.SQ.FTS.B, Zero Cpn, 4/04/24 ... 24,464 22,896
5963017.SQ.FTS.B, Zero Cpn, 4/04/24 ... 10,112 9,448
5963192.SQ.FTS.B, Zero Cpn, 4/04/24 ... 949 854
5963223.SQ.FTS.B, Zero Cpn, 4/04/24 ... 13,113 12,248
5963371.SQ.FTS.B, Zero Cpn, 4/04/24 ... 22,867 21,054
5963650.SQ.FTS.B, Zero Cpn, 4/04/24 ... 13,731 12,996
5963722.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,755 2,588
5963735.SQ.FTS.B, Zero Cpn, 4/04/24 ... 11,128 10,348
5963872.SQ.FTS.B, Zero Cpn, 4/04/24 ... 908 841
5964009.SQ.FTS.B, Zero Cpn, 4/05/24 ... 531 500
5964030.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,218 2,049
5964050.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,544 2,388
5964065.SQ.FTS.B, Zero Cpn, 4/05/24 ... 8,377 7,928
5964142.SQ.FTS.B, Zero Cpn, 4/05/24 ... 78,040 72,984
5964951.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,553 2,366
5964967.SQ.FTS.B, Zero Cpn, 4/05/24 ... 14,537 13,548
5965095.SQ.FTS.B, Zero Cpn, 4/05/24 ... 13,714 12,845
5965204.SQ.FTS.B, Zero Cpn, 4/05/24 ... 17,742 16,602
5965317.SQ.FTS.B, Zero Cpn, 4/05/24 ... 6,204 5,774
5965394.SQ.FTS.B, Zero Cpn, 4/05/24 ... 7,092 6,713
5965480.SQ.FTS.B, Zero Cpn, 4/05/24 ... 8,409 7,896
5965565.SQ.FTS.B, Zero Cpn, 4/05/24 ... 8,204 7,720
5965612.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,003 1,872
5965640.SQ.FTS.B, Zero Cpn, 4/05/24 ... 11,995 11,163
5965714.SQ.FTS.B, Zero Cpn, 4/05/24 ... 20,734 19,473
5965858.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,063 1,941
5965875.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,399 1,301
5965888.SQ.FTS.B, Zero Cpn, 4/05/24 ... 9,843 9,265
5966004.SQ.FTS.B, Zero Cpn, 4/05/24 ... 39,149 36,493
5966438.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,959 5,595
5966501.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,283 1,174
5966504.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,187 1,091
5966517.SQ.FTS.B, Zero Cpn, 4/05/24 ... 34,729 32,250
5966893.SQ.FTS.B, Zero Cpn, 4/05/24 ... 579 545
5966909.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,093 1,000
5966913.SQ.FTS.B, Zero Cpn, 4/05/24 ... 6,072 5,612
5966951.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,912 2,720
5966970.SQ.FTS.B, Zero Cpn, 4/05/24 ... 21,950 20,605
5971088.SQ.FTS.B, Zero Cpn, 4/06/24 ... 5,289 4,983
5971156.SQ.FTS.B, Zero Cpn, 4/06/24 ... 49,854 46,754
5971548.SQ.FTS.B, Zero Cpn, 4/06/24 ... 8,914 8,430
5971656.SQ.FTS.B, Zero Cpn, 4/06/24 ... 14,767 13,735
5971834.SQ.FTS.B, Zero Cpn, 4/06/24 ... 3,615 3,421
5971902.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,509 1,393
5971922.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,053 980

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5971953.SQ.FTS.B, Zero Cpn, 4/06/24 ... $ 3,874 $ 3,666
5972012.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,114 1,011
5972022.SQ.FTS.B, Zero Cpn, 4/06/24 ... 774 717
5972025.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,352 2,224
5972076.SQ.FTS.B, Zero Cpn, 4/06/24 ... 8,755 8,104
5972193.SQ.FTS.B, Zero Cpn, 4/06/24 ... 5,506 5,108
5972257.SQ.FTS.B, Zero Cpn, 4/06/24 ... 8,901 8,248
5972318.SQ.FTS.B, Zero Cpn, 4/06/24 ... 5,753 5,416
5972346.SQ.FTS.B, Zero Cpn, 4/06/24 ... 9,399 8,806
5972465.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,002 931
5972484.SQ.FTS.B, Zero Cpn, 4/06/24 ... 36,555 34,096
5973010.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,003 933
5973011.SQ.FTS.B, Zero Cpn, 4/06/24 ... 39,746 37,395
5973413.SQ.FTS.B, Zero Cpn, 4/06/24 ... 5,017 4,645
5973438.SQ.FTS.B, Zero Cpn, 4/06/24 ... 24,090 22,666
5973590.SQ.FTS.B, Zero Cpn, 4/06/24 ... 15,813 14,757
5973733.SQ.FTS.B, Zero Cpn, 4/06/24 ... 12,037 11,294
5973810.SQ.FTS.B, Zero Cpn, 4/06/24 ... 7,283 6,791
5973834.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,944 1,801
5973851.SQ.FTS.B, Zero Cpn, 4/06/24 ... 6,751 6,257
5973888.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,398 1,287
5973917.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,103 1,972
5973933.SQ.FTS.B, Zero Cpn, 4/06/24 ... 9,554 8,901
5973993.SQ.FTS.B, Zero Cpn, 4/06/24 ... 542 490
5974000.SQ.FTS.B, Zero Cpn, 4/06/24 ... 17,147 16,229
5974110.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,064 989
5974130.SQ.FTS.B, Zero Cpn, 4/06/24 ... 4,009 3,724
5974177.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,302 2,138
5974178.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,651 2,482
5974198.SQ.FTS.B, Zero Cpn, 4/06/24 ... 37,393 35,052
5974645.SQ.FTS.B, Zero Cpn, 4/07/24 ... 33,466 31,276
5974867.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,183 2,021
5974884.SQ.FTS.B, Zero Cpn, 4/07/24 ... 18,524 17,322
5975072.SQ.FTS.B, Zero Cpn, 4/07/24 ... 4,134 3,864
5975118.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,267 3,015
5975193.SQ.FTS.B, Zero Cpn, 4/07/24 ... 7,596 7,086
5975277.SQ.FTS.B, Zero Cpn, 4/07/24 ... 10,837 10,250
5975492.SQ.FTS.B, Zero Cpn, 4/07/24 ... 9,450 8,844
5975637.SQ.FTS.B, Zero Cpn, 4/07/24 ... 6,953 6,460
5975742.SQ.FTS.B, Zero Cpn, 4/07/24 ... 6,278 5,843
5975852.SQ.FTS.B, Zero Cpn, 4/07/24 ... 13,471 12,430
5976041.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,571 2,386
5976074.SQ.FTS.B, Zero Cpn, 4/07/24 ... 12,223 11,481
5976193.SQ.FTS.B, Zero Cpn, 4/07/24 ... 5,660 5,038
5976305.SQ.FTS.B, Zero Cpn, 4/07/24 ... 5,635 5,302
5976344.SQ.FTS.B, Zero Cpn, 4/07/24 ... 20,398 19,064
5976566.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,099 1,022
5976576.SQ.FTS.B, Zero Cpn, 4/07/24 ... 32,473 30,370
5976797.SQ.FTS.B, Zero Cpn, 4/07/24 ... 50,593 47,165
5977060.SQ.FTS.B, Zero Cpn, 4/07/24 ... 20,592 19,037
5977232.SQ.FTS.B, Zero Cpn, 4/07/24 ... 5,264 4,913
5977278.SQ.FTS.B, Zero Cpn, 4/07/24 ... 10,962 10,247
5977432.SQ.FTS.B, Zero Cpn, 4/07/24 ... 21,241 19,807
5977610.SQ.FTS.B, Zero Cpn, 4/07/24 ... 9,513 8,877
5977673.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,273 1,185
5977682.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,390 1,275
5977694.SQ.FTS.B, Zero Cpn, 4/07/24 ... 4,552 4,242
5977719.SQ.FTS.B, Zero Cpn, 4/07/24 ... 461 423
Description
Principal
Amount Value
Block, Inc. (continued)
5977722.SQ.FTS.B, Zero Cpn, 4/07/24 ... $ 5,387 $ 4,999
5977756.SQ.FTS.B, Zero Cpn, 4/07/24 ... 16,200 14,970
5977978.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,655 1,547
5978067.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,017 935
5978086.SQ.FTS.B, Zero Cpn, 4/08/24 ... 17,933 16,873
5978241.SQ.FTS.B, Zero Cpn, 4/08/24 ... 6,838 6,331
5978335.SQ.FTS.B, Zero Cpn, 4/08/24 ... 2,133 1,994
5978361.SQ.FTS.B, Zero Cpn, 4/08/24 ... 1,673 1,566
5978377.SQ.FTS.B, Zero Cpn, 4/08/24 ... 739 689
5978395.SQ.FTS.B, Zero Cpn, 4/08/24 ... 7,632 7,038
5978518.SQ.FTS.B, Zero Cpn, 4/08/24 ... 21,727 20,318
5978851.SQ.FTS.B, Zero Cpn, 4/09/24 ... 10,259 9,562
5979047.SQ.FTS.B, Zero Cpn, 4/09/24 ... 3,180 2,954
5979120.SQ.FTS.B, Zero Cpn, 4/09/24 ... 3,170 2,924
5979174.SQ.FTS.B, Zero Cpn, 4/09/24 ... 3,247 3,020
5979225.SQ.FTS.B, Zero Cpn, 4/09/24 ... 7,164 6,702
5979353.SQ.FTS.B, Zero Cpn, 4/09/24 ... 6,021 5,618
5979445.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,453 1,357
5979476.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,715 3,474
5979530.SQ.FTS.B, Zero Cpn, 4/10/24 ... 5,522 5,179
5979621.SQ.FTS.B, Zero Cpn, 4/10/24 ... 7,695 7,174
5979752.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,806 3,561
5979813.SQ.FTS.B, Zero Cpn, 4/10/24 ... 9,728 9,006
5979926.SQ.FTS.B, Zero Cpn, 4/10/24 ... 2,025 1,884
5979961.SQ.FTS.B, Zero Cpn, 4/10/24 ... 796 739
5979981.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,715 1,579
5980004.SQ.FTS.B, Zero Cpn, 4/10/24 ... 16,496 15,508
5980163.SQ.FTS.B, Zero Cpn, 4/10/24 ... 44,735 40,952
5980736.SQ.FTS.B, Zero Cpn, 4/10/24 ... 7,742 7,195
5980809.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,380 1,272
5980834.SQ.FTS.B, Zero Cpn, 4/10/24 ... 2,136 1,969
5980855.SQ.FTS.B, Zero Cpn, 4/10/24 ... 10,130 9,372
5980967.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,529 1,421
5980980.SQ.FTS.B, Zero Cpn, 4/10/24 ... 4,692 4,342
5981019.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,817 1,671
5981046.SQ.FTS.B, Zero Cpn, 4/10/24 ... 6,070 5,633
5981103.SQ.FTS.B, Zero Cpn, 4/10/24 ... 2,797 2,613
5981118.SQ.FTS.B, Zero Cpn, 4/10/24 ... 5,545 5,171
5981203.SQ.FTS.B, Zero Cpn, 4/10/24 ... 23,827 22,037
5982095.SQ.FTS.B, Zero Cpn, 4/11/24 ... 21,912 20,547
5983416.SQ.FTS.B, Zero Cpn, 4/11/24 ... 5,189 4,801
5983511.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,690 1,553
5983544.SQ.FTS.B, Zero Cpn, 4/11/24 ... 5,315 4,977
5983634.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,095 1,914
5983687.SQ.FTS.B, Zero Cpn, 4/11/24 ... 586 527
5983711.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,024 944
5983727.SQ.FTS.B, Zero Cpn, 4/11/24 ... 4,595 4,311
5983787.SQ.FTS.B, Zero Cpn, 4/11/24 ... 824 755
5983808.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,865 2,665
5983865.SQ.FTS.B, Zero Cpn, 4/11/24 ... 18,755 17,598
5984312.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,848 2,674
5984338.SQ.FTS.B, Zero Cpn, 4/11/24 ... 5,716 5,338
5984438.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,096 1,942
5984596.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,393 1,293
5984682.SQ.FTS.B, Zero Cpn, 4/12/24 ... 766 712
5984705.SQ.FTS.B, Zero Cpn, 4/12/24 ... 38,500 36,138
5984844.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,308 3,079
5984873.SQ.FTS.B, Zero Cpn, 4/12/24 ... 10,308 9,549

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5984944.SQ.FTS.B, Zero Cpn, 4/12/24 ... $ 4,005 $ 3,735
5985004.SQ.FTS.B, Zero Cpn, 4/12/24 ... 739 681
5985014.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,393 1,274
5985033.SQ.FTS.B, Zero Cpn, 4/12/24 ... 6,532 6,180
5985085.SQ.FTS.B, Zero Cpn, 4/12/24 ... 6,202 5,735
5985149.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,021 3,736
5985182.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,360 1,264
5985195.SQ.FTS.B, Zero Cpn, 4/12/24 ... 48,842 45,987
5985756.SQ.FTS.B, Zero Cpn, 4/12/24 ... 16,448 15,380
5985848.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,131 1,982
5985876.SQ.FTS.B, Zero Cpn, 4/12/24 ... 11,170 10,368
5985929.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,238 3,002
5985942.SQ.FTS.B, Zero Cpn, 4/12/24 ... 21,445 20,198
5986057.SQ.FTS.B, Zero Cpn, 4/12/24 ... 62,080 57,899
5986409.SQ.FTS.B, Zero Cpn, 4/12/24 ... 947 881
5986413.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,441 2,255
5986436.SQ.FTS.B, Zero Cpn, 4/12/24 ... 7,959 7,486
5986479.SQ.FTS.B, Zero Cpn, 4/12/24 ... 5,908 5,439
5986514.SQ.FTS.B, Zero Cpn, 4/12/24 ... 5,327 5,000
5986566.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,099 2,869
5986609.SQ.FTS.B, Zero Cpn, 4/12/24 ... 10,182 9,629
5986689.SQ.FTS.B, Zero Cpn, 4/12/24 ... 7,307 6,870
5986727.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,637 2,454
5986730.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,021 941
5986737.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,524 1,434
5986742.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,420 2,244
5986756.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,970 1,815
5986777.SQ.FTS.B, Zero Cpn, 4/12/24 ... 11,227 10,449
5986839.SQ.FTS.B, Zero Cpn, 4/12/24 ... 33,334 31,277
5986992.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,676 3,418
5987013.SQ.FTS.B, Zero Cpn, 4/12/24 ... 572 490
5987020.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,208 1,128
5987058.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,460 3,198
5987095.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,426 1,342
5987281.SQ.FTS.B, Zero Cpn, 4/12/24 ... 794 740
5989440.SQ.FTS.B, Zero Cpn, 4/13/24 ... 6,450 6,065
5989477.SQ.FTS.B, Zero Cpn, 4/13/24 ... 7,024 6,506
5989546.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,114 2,878
5989556.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,529 4,258
5989581.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,874 4,512
5989592.SQ.FTS.B, Zero Cpn, 4/13/24 ... 30,441 28,181
5989761.SQ.FTS.B, Zero Cpn, 4/13/24 ... 866 810
5989771.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,092 1,939
5989789.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,250 1,153
5989814.SQ.FTS.B, Zero Cpn, 4/13/24 ... 14,286 13,188
5989992.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,260 1,164
5990049.SQ.FTS.B, Zero Cpn, 4/13/24 ... 9,819 9,020
5990187.SQ.FTS.B, Zero Cpn, 4/13/24 ... 5,343 4,979
5990243.SQ.FTS.B, Zero Cpn, 4/13/24 ... 7,022 6,604
5990349.SQ.FTS.B, Zero Cpn, 4/13/24 ... 5,116 4,803
5990408.SQ.FTS.B, Zero Cpn, 4/13/24 ... 16,407 15,432
5990620.SQ.FTS.B, Zero Cpn, 4/13/24 ... 12,207 11,495
5990718.SQ.FTS.B, Zero Cpn, 4/13/24 ... 89,710 84,274
5991348.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,022 2,858
5991352.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,221 2,057
5991364.SQ.FTS.B, Zero Cpn, 4/13/24 ... 7,588 7,061
5991395.SQ.FTS.B, Zero Cpn, 4/13/24 ... 11,366 10,619
5991501.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,730 1,599
Description
Principal
Amount Value
Block, Inc. (continued)
5991535.SQ.FTS.B, Zero Cpn, 4/13/24 ... $ 5,770 $ 5,281
5991556.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,412 1,322
5991559.SQ.FTS.B, Zero Cpn, 4/13/24 ... 9,000 8,405
5991665.SQ.FTS.B, Zero Cpn, 4/13/24 ... 6,366 5,909
5991719.SQ.FTS.B, Zero Cpn, 4/13/24 ... 6,740 6,296
5991781.SQ.FTS.B, Zero Cpn, 4/13/24 ... 10,528 9,863
5991893.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,283 4,032
5991962.SQ.FTS.B, Zero Cpn, 4/13/24 ... 17,056 16,127
5992073.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,245 1,003
5992140.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,558 1,442
5992164.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,773 2,567
5992175.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,294 1,194
5992191.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,370 4,056
5992210.SQ.FTS.B, Zero Cpn, 4/13/24 ... 29,734 27,855
5992475.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,920 1,787
5992946.SQ.FTS.B, Zero Cpn, 4/13/24 ... 530 488
5993125.SQ.FTS.B, Zero Cpn, 4/14/24 ... 6,940 6,561
5993201.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,506 4,258
5993240.SQ.FTS.B, Zero Cpn, 4/14/24 ... 31,399 29,339
5993604.SQ.FTS.B, Zero Cpn, 4/14/24 ... 9,526 8,842
5993773.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,536 2,397
5993814.SQ.FTS.B, Zero Cpn, 4/14/24 ... 10,265 9,556
5993992.SQ.FTS.B, Zero Cpn, 4/14/24 ... 37,026 34,995
5994594.SQ.FTS.B, Zero Cpn, 4/14/24 ... 10,827 10,098
5994698.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,706 3,427
5994719.SQ.FTS.B, Zero Cpn, 4/14/24 ... 7,587 7,135
5994814.SQ.FTS.B, Zero Cpn, 4/14/24 ... 85,751 79,418
5995556.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,998 3,673
5995614.SQ.FTS.B, Zero Cpn, 4/14/24 ... 7,715 7,256
5995625.SQ.FTS.B, Zero Cpn, 4/14/24 ... 9,228 8,678
5995642.SQ.FTS.B, Zero Cpn, 4/14/24 ... 5,676 5,293
5995661.SQ.FTS.B, Zero Cpn, 4/14/24 ... 16,352 15,282
5995745.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,658 3,404
5995767.SQ.FTS.B, Zero Cpn, 4/14/24 ... 9,744 9,089
5995826.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,164 2,007
5995839.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,308 4,056
5995861.SQ.FTS.B, Zero Cpn, 4/14/24 ... 6,859 6,386
5995929.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,699 3,442
5995967.SQ.FTS.B, Zero Cpn, 4/14/24 ... 7,019 6,534
5996016.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,097 1,017
5996030.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,234 3,057
5996052.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,074 1,921
5996061.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,014 3,699
5996104.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,892 3,654
5996138.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,623 4,313
5996159.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,742 2,579
5996198.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,276 1,190
5996201.SQ.FTS.B, Zero Cpn, 4/14/24 ... 10,407 9,787
5996279.SQ.FTS.B, Zero Cpn, 4/14/24 ... 30,471 28,528
5996327.SQ.FTS.B, Zero Cpn, 4/15/24 ... 10,874 10,210
5996386.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,854 4,453
5996415.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,928 4,640
5996444.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,535 1,428
5996458.SQ.FTS.B, Zero Cpn, 4/15/24 ... 26,916 25,191
5996573.SQ.FTS.B, Zero Cpn, 4/15/24 ... 8,430 7,747
5996618.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,379 4,118
5996647.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,315 4,058
5996671.SQ.FTS.B, Zero Cpn, 4/15/24 ... 21,670 20,285

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5996769.SQ.FTS.B, Zero Cpn, 4/15/24 ... $ 13,770 $ 12,888
5996828.SQ.FTS.B, Zero Cpn, 4/15/24 ... 5,594 5,250
5996858.SQ.FTS.B, Zero Cpn, 4/15/24 ... 7,643 7,187
5996892.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,916 4,603
5996918.SQ.FTS.B, Zero Cpn, 4/15/24 ... 7,120 6,731
5996937.SQ.FTS.B, Zero Cpn, 4/15/24 ... 29,469 27,392
5997093.SQ.FTS.B, Zero Cpn, 4/16/24 ... 18,063 16,983
5997189.SQ.FTS.B, Zero Cpn, 4/16/24 ... 12,338 11,551
5997272.SQ.FTS.B, Zero Cpn, 4/16/24 ... 3,553 3,313
5997292.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,397 1,290
5997297.SQ.FTS.B, Zero Cpn, 4/16/24 ... 14,867 13,895
5997392.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,900 1,770
5997398.SQ.FTS.B, Zero Cpn, 4/16/24 ... 5,518 5,188
5997442.SQ.FTS.B, Zero Cpn, 4/16/24 ... 4,882 4,525
5997484.SQ.FTS.B, Zero Cpn, 4/16/24 ... 4,050 3,758
5997500.SQ.FTS.B, Zero Cpn, 4/16/24 ... 3,596 3,368
5997527.SQ.FTS.B, Zero Cpn, 4/16/24 ... 7,696 7,224
5997564.SQ.FTS.B, Zero Cpn, 4/16/24 ... 920 838
5997569.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,147 1,983
5997595.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,603 2,437
5997613.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,608 1,501
5997621.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,385 2,204
5997641.SQ.FTS.B, Zero Cpn, 4/16/24 ... 22,313 20,805
5998014.SQ.FTS.B, Zero Cpn, 4/17/24 ... 4,682 4,339
5998066.SQ.FTS.B, Zero Cpn, 4/17/24 ... 4,136 3,865
5998131.SQ.FTS.B, Zero Cpn, 4/17/24 ... 3,158 2,973
5998187.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,325 1,232
5998208.SQ.FTS.B, Zero Cpn, 4/17/24 ... 28,604 26,899
5998598.SQ.FTS.B, Zero Cpn, 4/17/24 ... 11,042 10,253
5998676.SQ.FTS.B, Zero Cpn, 4/17/24 ... 4,235 3,929
6000099.SQ.FTS.B, Zero Cpn, 4/17/24 ... 10,500 9,735
6000204.SQ.FTS.B, Zero Cpn, 4/17/24 ... 945 887
6000206.SQ.FTS.B, Zero Cpn, 4/17/24 ... 7,162 6,736
6000271.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,838 1,728
6000275.SQ.FTS.B, Zero Cpn, 4/17/24 ... 13,193 12,256
6000395.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,376 1,256
6001427.SQ.FTS.B, Zero Cpn, 4/18/24 ... 7,144 6,696
6001531.SQ.FTS.B, Zero Cpn, 4/18/24 ... 7,188 6,767
6001579.SQ.FTS.B, Zero Cpn, 4/18/24 ... 9,454 8,778
6001625.SQ.FTS.B, Zero Cpn, 4/18/24 ... 507 470
6001627.SQ.FTS.B, Zero Cpn, 4/18/24 ... 660 615
6001639.SQ.FTS.B, Zero Cpn, 4/18/24 ... 8,645 8,061
6001752.SQ.FTS.B, Zero Cpn, 4/18/24 ... 26,683 24,932
6002115.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,196 2,954
6002184.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,202 1,110
6002191.SQ.FTS.B, Zero Cpn, 4/18/24 ... 4,032 3,772
6002205.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,754 2,567
6002262.SQ.FTS.B, Zero Cpn, 4/18/24 ... 4,677 4,342
6002305.SQ.FTS.B, Zero Cpn, 4/18/24 ... 5,524 5,141
6002691.SQ.FTS.B, Zero Cpn, 4/18/24 ... 5,158 4,790
6002753.SQ.FTS.B, Zero Cpn, 4/18/24 ... 6,614 6,139
6002821.SQ.FTS.B, Zero Cpn, 4/18/24 ... 20,191 18,985
6003010.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,211 2,058
6003035.SQ.FTS.B, Zero Cpn, 4/18/24 ... 55,076 51,453
6003496.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,746 3,473
6003539.SQ.FTS.B, Zero Cpn, 4/18/24 ... 79,085 73,901
6004360.SQ.FTS.B, Zero Cpn, 4/18/24 ... 857 793
6004372.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,433 2,241
Description
Principal
Amount Value
Block, Inc. (continued)
6004389.SQ.FTS.B, Zero Cpn, 4/18/24 ... $ 2,952 $ 2,750
6004423.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,418 2,237
6004445.SQ.FTS.B, Zero Cpn, 4/18/24 ... 66,909 62,541
6004717.SQ.FTS.B, Zero Cpn, 4/19/24 ... 35,323 33,388
6004957.SQ.FTS.B, Zero Cpn, 4/19/24 ... 10,221 9,520
6005126.SQ.FTS.B, Zero Cpn, 4/19/24 ... 16,583 15,529
6005453.SQ.FTS.B, Zero Cpn, 4/19/24 ... 12,504 11,617
6005659.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,142 2,926
6005712.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,403 4,082
6005761.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,502 1,390
6005771.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,817 1,692
6005795.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,023 3,746
6005828.SQ.FTS.B, Zero Cpn, 4/19/24 ... 7,575 7,079
6005933.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,303 1,203
6005945.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,987 2,811
6005989.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,960 4,671
6006074.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,437 4,121
6006167.SQ.FTS.B, Zero Cpn, 4/19/24 ... 35,877 33,735
6006539.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,585 1,497
6006556.SQ.FTS.B, Zero Cpn, 4/19/24 ... 35,684 33,574
6006837.SQ.FTS.B, Zero Cpn, 4/19/24 ... 11,409 10,578
6006972.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,296 1,199
6006974.SQ.FTS.B, Zero Cpn, 4/19/24 ... 8,634 8,017
6007073.SQ.FTS.B, Zero Cpn, 4/19/24 ... 999 924
6007081.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,798 4,426
6007120.SQ.FTS.B, Zero Cpn, 4/19/24 ... 10,800 10,067
6007217.SQ.FTS.B, Zero Cpn, 4/19/24 ... 8,493 7,872
6007285.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,615 3,348
6007318.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,343 1,243
6007321.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,364 3,149
6007348.SQ.FTS.B, Zero Cpn, 4/19/24 ... 32,291 29,953
6007508.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,609 2,431
6007522.SQ.FTS.B, Zero Cpn, 4/19/24 ... 12,010 11,092
6007604.SQ.FTS.B, Zero Cpn, 4/19/24 ... 9,405 8,854
6007679.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,572 3,325
6007695.SQ.FTS.B, Zero Cpn, 4/19/24 ... 11,531 10,845
6009377.SQ.FTS.B, Zero Cpn, 4/20/24 ... 61,590 57,542
6009905.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,082 1,010
6009911.SQ.FTS.B, Zero Cpn, 4/20/24 ... 19,996 18,600
6010152.SQ.FTS.B, Zero Cpn, 4/20/24 ... 19,992 18,628
6010456.SQ.FTS.B, Zero Cpn, 4/20/24 ... 9,724 9,086
6010564.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,829 1,696
6010579.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,868 3,596
6010615.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,521 5,148
6010663.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,637 6,186
6010686.SQ.FTS.B, Zero Cpn, 4/20/24 ... 9,650 8,949
6010734.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,749 6,206
6010814.SQ.FTS.B, Zero Cpn, 4/20/24 ... 19,552 18,296
6010968.SQ.FTS.B, Zero Cpn, 4/20/24 ... 17,497 16,464
6011125.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,929 4,565
6011160.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,204 4,843
6011214.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,160 5,789
6011275.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,095 5,696
6011305.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,683 3,428
6011328.SQ.FTS.B, Zero Cpn, 4/20/24 ... 14,890 13,994
6011444.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,346 5,974
6011497.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,105 2,864
6011521.SQ.FTS.B, Zero Cpn, 4/20/24 ... 880 813

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6011526.SQ.FTS.B, Zero Cpn, 4/20/24 ... $ 3,839 $ 3,573
6011551.SQ.FTS.B, Zero Cpn, 4/20/24 ... 79,632 74,836
6011924.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,584 6,087
6011965.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,921 3,686
6011985.SQ.FTS.B, Zero Cpn, 4/20/24 ... 11,882 11,106
6012019.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,029 953
6012034.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,780 2,563
6012042.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,325 3,112
6012051.SQ.FTS.B, Zero Cpn, 4/20/24 ... 11,534 10,840
6012102.SQ.FTS.B, Zero Cpn, 4/20/24 ... 27,809 25,915
6012348.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,619 5,309
6012409.SQ.FTS.B, Zero Cpn, 4/20/24 ... 8,746 8,187
6012487.SQ.FTS.B, Zero Cpn, 4/20/24 ... 17,942 16,660
6012618.SQ.FTS.B, Zero Cpn, 4/20/24 ... 11,197 10,397
6012726.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,369 3,128
6012799.SQ.FTS.B, Zero Cpn, 4/21/24 ... 16,526 15,431
6012890.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,373 3,161
6012912.SQ.FTS.B, Zero Cpn, 4/21/24 ... 22,750 21,384
6013043.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,385 2,227
6013057.SQ.FTS.B, Zero Cpn, 4/21/24 ... 13,086 12,177
6013254.SQ.FTS.B, Zero Cpn, 4/21/24 ... 8,908 8,384
6013339.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,110 1,024
6013361.SQ.FTS.B, Zero Cpn, 4/21/24 ... 28,501 26,926
6013756.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,401 4,110
6013787.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,549 1,444
6013827.SQ.FTS.B, Zero Cpn, 4/21/24 ... 11,960 11,239
6013996.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,495 4,158
6014043.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,929 3,713
6014086.SQ.FTS.B, Zero Cpn, 4/21/24 ... 8,612 8,010
6014176.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,368 1,262
6014188.SQ.FTS.B, Zero Cpn, 4/21/24 ... 15,230 14,390
6014249.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,018 1,876
6014276.SQ.FTS.B, Zero Cpn, 4/21/24 ... 64,371 59,786
6014648.SQ.FTS.B, Zero Cpn, 4/21/24 ... 10,028 9,365
6014769.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,213 2,066
6014790.SQ.FTS.B, Zero Cpn, 4/21/24 ... 8,468 7,958
6014841.SQ.FTS.B, Zero Cpn, 4/21/24 ... 8,127 7,609
6014884.SQ.FTS.B, Zero Cpn, 4/21/24 ... 5,254 4,945
6014922.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,201 2,964
6014932.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,186 2,065
6014944.SQ.FTS.B, Zero Cpn, 4/21/24 ... 6,797 6,334
6014967.SQ.FTS.B, Zero Cpn, 4/21/24 ... 6,713 6,313
6015012.SQ.FTS.B, Zero Cpn, 4/21/24 ... 18,230 17,102
6015162.SQ.FTS.B, Zero Cpn, 4/21/24 ... 529 487
6015166.SQ.FTS.B, Zero Cpn, 4/21/24 ... 66,297 62,385
6015613.SQ.FTS.B, Zero Cpn, 4/21/24 ... 24,563 22,938
6015895.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,696 1,580
6015911.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,935 1,787
6015922.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,931 3,669
6015940.SQ.FTS.B, Zero Cpn, 4/22/24 ... 9,033 8,418
6015966.SQ.FTS.B, Zero Cpn, 4/22/24 ... 616 576
6015967.SQ.FTS.B, Zero Cpn, 4/22/24 ... 10,535 9,953
6016010.SQ.FTS.B, Zero Cpn, 4/22/24 ... 14,478 13,525
6016088.SQ.FTS.B, Zero Cpn, 4/22/24 ... 13,993 13,150
6016164.SQ.FTS.B, Zero Cpn, 4/22/24 ... 5,348 4,975
6016187.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,743 2,570
6016202.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,622 3,332
6016223.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,413 2,243
Description
Principal
Amount Value
Block, Inc. (continued)
6016237.SQ.FTS.B, Zero Cpn, 4/22/24 ... $ 2,300 $ 2,143
6016248.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,110 2,931
6016264.SQ.FTS.B, Zero Cpn, 4/22/24 ... 9,763 9,158
6016299.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,609 2,457
6016316.SQ.FTS.B, Zero Cpn, 4/22/24 ... 8,404 7,863
6016357.SQ.FTS.B, Zero Cpn, 4/22/24 ... 9,583 8,846
6016412.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,270 2,099
6016435.SQ.FTS.B, Zero Cpn, 4/22/24 ... 505 470
6016437.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,965 1,816
6016448.SQ.FTS.B, Zero Cpn, 4/22/24 ... 6,214 5,797
6016484.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,034 962
6016488.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,135 2,917
6016508.SQ.FTS.B, Zero Cpn, 4/22/24 ... 15,507 14,489
6016577.SQ.FTS.B, Zero Cpn, 4/23/24 ... 3,289 3,050
6016597.SQ.FTS.B, Zero Cpn, 4/23/24 ... 4,173 3,895
6016618.SQ.FTS.B, Zero Cpn, 4/23/24 ... 2,411 2,228
6016634.SQ.FTS.B, Zero Cpn, 4/23/24 ... 22,073 20,555
6016747.SQ.FTS.B, Zero Cpn, 4/23/24 ... 987 911
6016754.SQ.FTS.B, Zero Cpn, 4/23/24 ... 23,950 22,285
6016880.SQ.FTS.B, Zero Cpn, 4/23/24 ... 4,232 3,929
6016912.SQ.FTS.B, Zero Cpn, 4/23/24 ... 24,638 23,019
6017007.SQ.FTS.B, Zero Cpn, 4/23/24 ... 4,658 4,308
6017021.SQ.FTS.B, Zero Cpn, 4/23/24 ... 7,828 7,356
6017059.SQ.FTS.B, Zero Cpn, 4/23/24 ... 25,205 23,260
6017408.SQ.FTS.B, Zero Cpn, 4/24/24 ... 4,688 4,385
6017422.SQ.FTS.B, Zero Cpn, 4/24/24 ... 7,707 7,246
6017519.SQ.FTS.B, Zero Cpn, 4/24/24 ... 1,235 1,167
6017526.SQ.FTS.B, Zero Cpn, 4/24/24 ... 2,256 2,087
6017546.SQ.FTS.B, Zero Cpn, 4/24/24 ... 5,117 4,766
6017671.SQ.FTS.B, Zero Cpn, 4/24/24 ... 1,517 1,413
6017704.SQ.FTS.B, Zero Cpn, 4/24/24 ... 8,020 7,577
6017815.SQ.FTS.B, Zero Cpn, 4/24/24 ... 3,671 3,398
6017854.SQ.FTS.B, Zero Cpn, 4/24/24 ... 19,990 18,666
6020160.SQ.FTS.B, Zero Cpn, 4/24/24 ... 46,111 43,396
6020766.SQ.FTS.B, Zero Cpn, 4/24/24 ... 2,192 2,067
6020776.SQ.FTS.B, Zero Cpn, 4/24/24 ... 4,375 4,111
6020816.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,087 1,023
6020853.SQ.FTS.B, Zero Cpn, 4/25/24 ... 4,873 4,521
6020889.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,574 2,379
6020901.SQ.FTS.B, Zero Cpn, 4/25/24 ... 10,090 9,481
6020961.SQ.FTS.B, Zero Cpn, 4/25/24 ... 16,218 15,070
6021031.SQ.FTS.B, Zero Cpn, 4/25/24 ... 10,578 9,822
6021087.SQ.FTS.B, Zero Cpn, 4/25/24 ... 13,331 12,453
6021163.SQ.FTS.B, Zero Cpn, 4/25/24 ... 934 855
6021180.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,909 3,636
6021205.SQ.FTS.B, Zero Cpn, 4/25/24 ... 8,627 8,058
6021277.SQ.FTS.B, Zero Cpn, 4/25/24 ... 7,138 6,634
6021387.SQ.FTS.B, Zero Cpn, 4/25/24 ... 14,796 13,816
6021572.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,176 2,975
6021601.SQ.FTS.B, Zero Cpn, 4/25/24 ... 32,789 30,546
6022191.SQ.FTS.B, Zero Cpn, 4/25/24 ... 11,614 10,911
6022273.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,150 1,990
6022293.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,221 2,089
6022307.SQ.FTS.B, Zero Cpn, 4/25/24 ... 9,289 8,730
6022388.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,555 2,362
6022412.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,272 2,103
6022441.SQ.FTS.B, Zero Cpn, 4/25/24 ... 5,550 5,199
6022461.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,140 1,061

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6022466.SQ.FTS.B, Zero Cpn, 4/25/24 ... $ 25,843 $ 24,102
6022726.SQ.FTS.B, Zero Cpn, 4/25/24 ... 4,494 4,197
6022779.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,332 3,117
6022790.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,283 1,197
6022808.SQ.FTS.B, Zero Cpn, 4/25/24 ... 889 836
6022824.SQ.FTS.B, Zero Cpn, 4/25/24 ... 897 843
6022838.SQ.FTS.B, Zero Cpn, 4/25/24 ... 10,276 9,707
6022937.SQ.FTS.B, Zero Cpn, 4/25/24 ... 84,114 79,471
6023717.SQ.FTS.B, Zero Cpn, 4/25/24 ... 58,648 54,350
6024147.SQ.FTS.B, Zero Cpn, 4/25/24 ... 4,300 4,007
6024172.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,137 1,050
6024182.SQ.FTS.B, Zero Cpn, 4/25/24 ... 4,736 4,450
6024225.SQ.FTS.B, Zero Cpn, 4/26/24 ... 9,803 9,066
6024384.SQ.FTS.B, Zero Cpn, 4/26/24 ... 8,980 8,484
6024435.SQ.FTS.B, Zero Cpn, 4/26/24 ... 659 615
6024442.SQ.FTS.B, Zero Cpn, 4/26/24 ... 11,072 10,318
6024536.SQ.FTS.B, Zero Cpn, 4/26/24 ... 7,640 7,090
6024595.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,742 5,374
6024656.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,192 2,969
6024680.SQ.FTS.B, Zero Cpn, 4/26/24 ... 8,556 7,977
6024779.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,975 3,669
6024860.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,096 1,941
6024871.SQ.FTS.B, Zero Cpn, 4/26/24 ... 6,660 6,170
6024969.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,280 2,106
6025042.SQ.FTS.B, Zero Cpn, 4/26/24 ... 16,077 14,953
6025502.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,177 2,049
6025535.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,339 1,236
6025558.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,071 989
6025563.SQ.FTS.B, Zero Cpn, 4/26/24 ... 11,687 10,883
6025648.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,043 965
6025665.SQ.FTS.B, Zero Cpn, 4/26/24 ... 899 831
6025673.SQ.FTS.B, Zero Cpn, 4/26/24 ... 29,724 27,716
6025908.SQ.FTS.B, Zero Cpn, 4/26/24 ... 73,022 68,397
6026347.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,205 1,118
6026353.SQ.FTS.B, Zero Cpn, 4/26/24 ... 6,828 6,405
6026398.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,991 2,786
6026429.SQ.FTS.B, Zero Cpn, 4/26/24 ... 6,744 6,326
6026482.SQ.FTS.B, Zero Cpn, 4/26/24 ... 6,957 6,450
6026537.SQ.FTS.B, Zero Cpn, 4/26/24 ... 39,463 36,966
6026839.SQ.FTS.B, Zero Cpn, 4/26/24 ... 11,222 10,447
6026915.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,945 2,722
6026925.SQ.FTS.B, Zero Cpn, 4/26/24 ... 10,951 10,157
6026979.SQ.FTS.B, Zero Cpn, 4/26/24 ... 29,048 26,849
6027119.SQ.FTS.B, Zero Cpn, 4/26/24 ... 40,562 38,044
6027446.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,782 1,660
3671358.SQ.FTS.B, Zero Cpn, 8/18/32 ... 2,221 178
3693768.SQ.FTS.B, Zero Cpn, 8/20/32 ... 1,735 122
3700150.SQ.FTS.B, Zero Cpn, 8/22/32 ... 3,008 221
3734939.SQ.FTS.B, Zero Cpn, 8/25/32 ... 1,006 86
3760407.SQ.FTS.B, Zero Cpn, 9/01/32 ... 3,543 223
3820662.SQ.FTS.B, Zero Cpn, 9/07/32 ... 734 58
3842781.SQ.FTS.B, Zero Cpn, 9/11/32 ... 10,067 965
3849054.SQ.FTS.B, Zero Cpn, 9/12/32 ... 687 68
3849313.SQ.FTS.B, Zero Cpn, 9/12/32 ... 204 16
3849333.SQ.FTS.B, Zero Cpn, 9/12/32 ... 8,085 559
3869455.SQ.FTS.B, Zero Cpn, 9/17/32 ... 7,514 646
3877914.SQ.FTS.B, Zero Cpn, 9/18/32 ... 1,608 159
3908447.SQ.FTS.B, Zero Cpn, 9/24/32 ... 608 71
Description
Principal
Amount Value
Block, Inc. (continued)
3944713.SQ.FTS.B, Zero Cpn, 9/30/32 ... $ 16,717 $ 1,684
3948363.SQ.FTS.B, Zero Cpn, 9/30/32 ... 386 39
3953673.SQ.FTS.B, Zero Cpn, 9/30/32 ... 673 72
3953788.SQ.FTS.B, Zero Cpn, 9/30/32 ... 6,116 735
3988483.SQ.FTS.B, Zero Cpn, 10/06/32 .. 6,804 668
3990627.SQ.FTS.B, Zero Cpn, 10/06/32 .. 1,224 165
3995187.SQ.FTS.B, Zero Cpn, 10/07/32 .. 1,158 157
4006108.SQ.FTS.B, Zero Cpn, 10/08/32 .. 3,609 462
4012864.SQ.FTS.B, Zero Cpn, 10/08/32 .. 422 50
4027848.SQ.FTS.B, Zero Cpn, 10/13/32 .. 13,882 1,922
4030312.SQ.FTS.B, Zero Cpn, 10/13/32 .. 596 71
4039216.SQ.FTS.B, Zero Cpn, 10/15/32 .. 645 79
4040738.SQ.FTS.B, Zero Cpn, 10/15/32 .. 255 38
4042564.SQ.FTS.B, Zero Cpn, 10/15/32 .. 379 45
4044447.SQ.FTS.B, Zero Cpn, 10/16/32 .. 14,344 1,919
4049053.SQ.FTS.B, Zero Cpn, 10/18/32 .. 3,993 557
4077814.SQ.FTS.B, Zero Cpn, 10/23/32 .. 2,357 424
4079086.SQ.FTS.B, Zero Cpn, 10/23/32 .. 3,779 619
4079838.SQ.FTS.B, Zero Cpn, 10/23/32 .. 6,825 1,081
4080547.SQ.FTS.B, Zero Cpn, 10/24/32 .. 1,952 207
4095538.SQ.FTS.B, Zero Cpn, 10/28/32 .. 3,487 577
4098743.SQ.FTS.B, Zero Cpn, 10/28/32 .. 2,037 442
4113005.SQ.FTS.B, Zero Cpn, 10/30/32 .. 783 179
4115251.SQ.FTS.B, Zero Cpn, 11/01/32 .. 3,203 701
4122205.SQ.FTS.B, Zero Cpn, 11/04/32 .. 1,391 327
4125734.SQ.FTS.B, Zero Cpn, 11/05/32 .. 4,285 917
4126401.SQ.FTS.B, Zero Cpn, 11/05/32 .. 523 130
4136634.SQ.FTS.B, Zero Cpn, 11/07/32 .. 6,362 1,475
4138127.SQ.FTS.B, Zero Cpn, 11/09/32 .. 2,987 757
4140914.SQ.FTS.B, Zero Cpn, 11/10/32 .. 2,513 728
4142060.SQ.FTS.B, Zero Cpn, 11/10/32 .. 1,222 267
4147030.SQ.FTS.B, Zero Cpn, 11/11/32 .. 346 79
4163065.SQ.FTS.B, Zero Cpn, 11/14/32 .. 1,168 318
4171680.SQ.FTS.B, Zero Cpn, 11/17/32 .. 3,398 972
4171907.SQ.FTS.B, Zero Cpn, 11/17/32 .. 4,783 1,055
4172441.SQ.FTS.B, Zero Cpn, 11/18/32 .. 6,758 1,160
4176246.SQ.FTS.B, Zero Cpn, 11/18/32 .. 3,854 957
4179269.SQ.FTS.B, Zero Cpn, 11/19/32 .. 1,814 520
4186988.SQ.FTS.B, Zero Cpn, 11/20/32 .. 375 95
4189414.SQ.FTS.B, Zero Cpn, 11/20/32 .. 259 76
4197129.SQ.FTS.B, Zero Cpn, 11/21/32 .. 38 11
4199800.SQ.FTS.B, Zero Cpn, 11/22/32 .. 345 88
4200379.SQ.FTS.B, Zero Cpn, 11/23/32 .. 1,103 253
4207561.SQ.FTS.B, Zero Cpn, 11/25/32 .. 1,742 426
4211819.SQ.FTS.B, Zero Cpn, 11/25/32 .. 1,585 505
4228736.SQ.FTS.B, Zero Cpn, 11/27/32 .. 383 109
4229796.SQ.FTS.B, Zero Cpn, 11/27/32 .. 2,213 487
4230010.SQ.FTS.B, Zero Cpn, 11/27/32 .. 1,347 347
22,295,854
Freedom Financial Asset Management LLC
APP-11694723.FP.FTS.B, 5.99%, 12/17/23 6,279 6,347
APP-11740309.FP.FTS.B, 5.99%, 12/20/23 6,571 6,645
APP-11877787.FP.FTS.B, 5.99%, 1/08/24 . 4,788 4,838
APP-11878440.FP.FTS.B, 5.99%, 1/08/24 . 4,759 4,791
APP-12286984.FP.FTS.B, 5.99%, 1/24/24 . 5,172 5,232
APP-12246415.FP.FTS.B, 5.99%, 1/28/24 . 6,088 6,152
APP-12386826.FP.FTS.B, 23.99%, 2/01/24 7,123 7,118

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11745301.FP.FTS.B, 5.99%, 2/04/24 . $ 4,812 $ 4,866
APP-11693652.FP.FTS.B, 5.99%, 2/05/24 . 8,770 8,878
APP-11843339.FP.FTS.B, 18.99%, 2/15/24 7,008 7,056
APP-11929185.FP.FTS.B, 18.49%, 2/20/24 11,702 4,031
APP-11877563.FP.FTS.B, 5.99%, 2/21/24 . 5,551 5,612
APP-11798519.FP.FTS.B, 5.99%, 2/22/24 . 7,543 7,634
APP-11878470.FP.FTS.B, 5.99%, 2/22/24 . 657 658
APP-12388609.FP.FTS.B, 17.99%, 3/07/24 7,530 7,592
APP-12281540.FP.FTS.B, 5.99%, 3/08/24 . 5,755 5,818
APP-12343461.FP.FTS.B, 5.99%, 3/15/24 . 5,107 5,167
APP-12287371.FP.FTS.B, 5.99%, 3/17/24 . 5,927 5,998
APP-11595183.FP.FTS.B, 5.99%, 3/22/24 . 7,466 7,561
APP-13914145.FP.FTS.B, 5.99%, 4/18/24 . 6,306 6,386
APP-13768656.FP.FTS.B, 17.49%, 5/01/24 7,666 7,719
APP-14217946.FP.FTS.B, 5.99%, 5/06/24 . 8,813 8,925
APP-13741737.FP.FTS.B, 5.99%, 5/16/24 . 7,609 7,711
APP-13628198.FP.FTS.B, 5.99%, 5/20/24 . 7,468 7,570
APP-14866497.FP.FTS.B, 5.99%, 5/24/24 . 8,913 9,037
APP-13746596.FP.FTS.B, 5.99%, 5/29/24 . 8,348 8,473
APP-13715084.FP.FTS.B, 17.49%, 5/29/24 5,920 6,014
APP-14939093.FP.FTS.B, 5.99%, 6/01/24 . 6,304 6,385
APP-14865118.FP.FTS.B, 5.99%, 6/06/24 . 6,731 6,823
APP-14129567.FP.FTS.B, 5.99%, 6/10/24 . 8,423 8,539
APP-14038696.FP.FTS.B, 16.49%, 6/10/24 12,302 12,464
APP-14317523.FP.FTS.B, 17.49%, 6/12/24 6,471 6,538
APP-14192022.FP.FTS.B, 5.99%, 6/15/24 . 8,834 8,957
APP-14689106.FP.FTS.B, 5.99%, 6/15/24 . 9,120 9,239
APP-14190363.FP.FTS.B, 5.99%, 6/16/24 . 8,033 8,151
APP-14178961.FP.FTS.B, 5.99%, 6/17/24 . 6,651 6,754
APP-14184679.FP.FTS.B, 23.99%, 6/17/24 9,213 9,303
APP-14057537.FP.FTS.B, 5.99%, 6/20/24 . 9,243 9,383
APP-14304559.FP.FTS.B, 5.99%, 6/20/24 . 6,764 6,865
APP-14343981.FP.FTS.B, 5.99%, 6/20/24 . 8,830 8,957
APP-15398343.FP.FTS.B, 5.99%, 6/20/24 . 9,837 9,980
APP-15532550.FP.FTS.B, 5.99%, 6/30/24 . 8,856 8,999
APP-15485069.FP.FTS.B, 19.24%, 6/30/24 12,366 12,536
APP-15654646.FP.FTS.B, 19.74%, 7/05/24 10,689 10,770
APP-14886920.FP.FTS.B, 5.99%, 7/07/24 . 8,416 8,532
APP-14867047.FP.FTS.B, 5.99%, 7/08/24 . 9,418 9,545
APP-14918054.FP.FTS.B, 14.99%, 7/08/24 15,370 15,578
APP-15601576.FP.FTS.B, 16.49%, 7/08/24 7,046 7,129
APP-14865780.FP.FTS.B, 5.99%, 7/15/24 . 7,289 7,399
APP-14872234.FP.FTS.B, 5.99%, 7/15/24 . 6,322 6,417
APP-14886138.FP.FTS.B, 5.99%, 7/16/24 . 8,431 8,559
APP-15145416.FP.FTS.B, 5.99%, 7/16/24 . 6,313 6,406
APP-15146526.FP.FTS.B, 5.99%, 7/20/24 . 10,108 10,266
APP-15110089.FP.FTS.B, 5.99%, 7/30/24 . 7,923 8,059
APP-15573525.FP.FTS.B, 23.99%, 8/01/24 15,155 15,224
APP-15556796.FP.FTS.B, 5.99%, 8/05/24 . 7,940 8,055
APP-17023826.FP.FTS.B, 5.99%, 8/06/24 . 9,395 9,533
APP-15420537.FP.FTS.B, 23.99%, 8/12/24 33,428 33,867
APP-15754991.FP.FTS.B, 5.99%, 8/13/24 . 7,492 7,603
APP-15869410.FP.FTS.B, 5.99%, 8/14/24 . 10,578 10,743
APP-16009600.FP.FTS.B, 5.99%, 8/14/24 . 5,289 5,372
APP-16050735.FP.FTS.B, 5.99%, 8/14/24 . 8,816 8,953
APP-16062858.FP.FTS.B, 23.99%, 8/14/24 9,179 9,264
APP-15705062.FP.FTS.B, 5.99%, 8/15/24 . 9,942 10,103
APP-16033053.FP.FTS.B, 5.99%, 8/15/24 . 5,351 5,435
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-15525886.FP.FTS.B, 13.49%, 8/15/24 $ 12,041 $ 12,269
APP-15705719.FP.FTS.B, 17.74%, 8/20/24 9,003 9,178
APP-15602269.FP.FTS.B, 17.74%, 8/21/24 9,956 10,138
APP-15870402.FP.FTS.B, 5.99%, 8/28/24 . 10,607 10,796
APP-16067301.FP.FTS.B, 21.24%, 8/28/24 22,642 23,062
APP-17083152.FP.FTS.B, 5.99%, 9/06/24 . 7,326 7,437
APP-17218556.FP.FTS.B, 5.99%, 9/09/24 . 11,053 11,225
APP-17182782.FP.FTS.B, 14.99%, 9/09/24 10,639 10,753
APP-17481705.FP.FTS.B, 15.99%, 9/13/24 12,706 12,855
APP-17098600.FP.FTS.B, 5.99%, 9/14/24 . 11,063 11,248
APP-17230704.FP.FTS.B, 5.99%, 9/23/24 . 9,235 9,399
APP-10830803.FP.FTS.B, 23.49%, 11/30/24 9,184 9,139
APP-11695043.FP.FTS.B, 14.74%, 12/13/24 8,427 8,487
APP-11741918.FP.FTS.B, 16.49%, 12/15/24 12,739 12,755
APP-11673054.FP.FTS.B, 18.99%, 12/16/24 9,274 9,217
APP-11740833.FP.FTS.B, 23.99%, 12/22/24 13,998 13,880
APP-11745688.FP.FTS.B, 23.99%, 12/23/24 9,281 9,231
APP-11877979.FP.FTS.B, 7.49%, 1/06/25 . 21,773 21,982
APP-11798664.FP.FTS.B, 17.99%, 1/07/25 6,433 6,423
APP-11942701.FP.FTS.B, 9.49%, 1/08/25 . 31,006 31,308
APP-11729669.FP.FTS.B, 10.74%, 1/08/25 11,935 12,040
APP-11724729.FP.FTS.B, 25.49%, 1/29/25 8,565 8,610
APP-11750761.FP.FTS.B, 20.49%, 1/30/25 4,243 4,218
APP-11749892.FP.FTS.B, 25.49%, 2/01/25 8,309 8,122
APP-11694772.FP.FTS.B, 11.99%, 2/03/25 12,942 13,067
APP-12331634.FP.FTS.B, 7.74%, 2/04/25 . 13,150 13,280
APP-11751656.FP.FTS.B, 9.74%, 2/05/25 . 14,368 14,516
APP-11722868.FP.FTS.B, 9.99%, 2/05/25 . 39,346 39,953
APP-11878238.FP.FTS.B, 9.74%, 2/11/25 . 10,896 11,009
APP-11942316.FP.FTS.B, 9.49%, 2/15/25 . 21,232 21,473
APP-11912407.FP.FTS.B, 15.99%, 2/15/25 17,313 17,305
APP-11937862.FP.FTS.B, 17.49%, 2/15/25 3,413 3,383
APP-11872506.FP.FTS.B, 19.49%, 2/15/25 14,386 14,271
APP-11694780.FP.FTS.B, 18.99%, 2/16/25 8,685 8,686
APP-11914148.FP.FTS.B, 13.74%, 2/18/25 24,944 25,184
APP-11798575.FP.FTS.B, 14.49%, 2/18/25 17,212 17,263
APP-11934547.FP.FTS.B, 18.49%, 2/21/25 9,980 9,983
APP-11210558.FP.FTS.B, 11.49%, 2/22/25 10,063 10,185
APP-11799583.FP.FTS.B, 12.49%, 2/22/25 38,588 39,062
APP-12271842.FP.FTS.B, 11.99%, 3/07/25 11,886 11,990
APP-11767452.FP.FTS.B, 13.49%, 3/08/25 12,855 12,949
APP-12399141.FP.FTS.B, 25.49%, 3/08/25 8,239 8,190
APP-12418924.FP.FTS.B, 7.74%, 3/15/25 . 9,586 9,701
APP-12050640.FP.FTS.B, 12.24%, 3/15/25 23,458 23,722
APP-12033288.FP.FTS.B, 14.49%, 3/15/25 16,366 16,412
APP-11949006.FP.FTS.B, 9.74%, 3/17/25 . 12,070 12,224
APP-12270565.FP.FTS.B, 16.49%, 3/17/25 24,673 24,441
APP-12351684.FP.FTS.B, 7.49%, 3/18/25 . 15,602 15,792
APP-12270708.FP.FTS.B, 9.49%, 3/20/25 . 19,626 19,890
APP-12420138.FP.FTS.B, 17.99%, 3/20/25 8,279 8,324
APP-12418031.FP.FTS.B, 13.99%, 3/22/25 19,802 20,044
APP-12287521.FP.FTS.B, 16.49%, 3/22/25 11,657 11,726
APP-13752242.FP.FTS.B, 10.09%, 4/01/25 11,045 11,147
APP-13628972.FP.FTS.B, 17.49%, 4/06/25 10,151 10,255
APP-13961297.FP.FTS.B, 17.49%, 4/16/25 6,899 6,951
APP-13951296.FP.FTS.B, 17.24%, 4/26/25 21,512 21,515
APP-14058368.FP.FTS.B, 12.49%, 5/01/25 20,627 20,797
APP-14320969.FP.FTS.B, 17.49%, 5/01/25 11,064 11,019

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14113024.FP.FTS.B, 11.59%, 5/03/25 $ 9,774 $ 9,889
APP-14094552.FP.FTS.B, 17.74%, 5/03/25 34,995 20,463
APP-14082686.FP.FTS.B, 15.99%, 5/04/25 22,185 22,030
APP-14138459.FP.FTS.B, 25.49%, 5/04/25 7,370 7,420
APP-14057139.FP.FTS.B, 20.49%, 5/05/25 9,143 2,910
APP-14158512.FP.FTS.B, 22.99%, 5/05/25 15,000 1,582
APP-14304933.FP.FTS.B, 14.99%, 5/12/25 10,636 10,690
APP-13745262.FP.FTS.B, 12.84%, 5/16/25 42,654 43,163
APP-13550190.FP.FTS.B, 24.99%, 5/16/25 13,324 13,234
APP-13415402.FP.FTS.B, 19.49%, 5/17/25 13,970 13,919
APP-13512883.FP.FTS.B, 9.84%, 5/20/25 . 34,285 34,816
APP-13608232.FP.FTS.B, 9.84%, 5/20/25 . 18,329 18,591
APP-13608873.FP.FTS.B, 9.84%, 5/20/25 . 18,605 18,877
APP-13060190.FP.FTS.B, 10.24%, 5/20/25 24,652 25,009
APP-13501448.FP.FTS.B, 22.74%, 5/20/25 20,397 20,099
APP-13805924.FP.FTS.B, 24.99%, 5/20/25 13,959 13,898
APP-14987484.FP.FTS.B, 15.99%, 5/22/25 9,462 9,541
APP-14613251.FP.FTS.B, 10.49%, 5/25/25 11,169 11,280
APP-13824334.FP.FTS.B, 22.99%, 5/25/25 12,594 12,583
APP-13938404.FP.FTS.B, 12.24%, 5/26/25 34,312 34,741
APP-13957398.FP.FTS.B, 14.49%, 6/01/25 18,694 18,880
APP-15038181.FP.FTS.B, 25.49%, 6/01/25 9,960 9,792
APP-13768213.FP.FTS.B, 14.49%, 6/03/25 15,878 16,032
APP-13914811.FP.FTS.B, 15.09%, 6/03/25 8,988 9,101
APP-13485650.FP.FTS.B, 18.49%, 6/03/25 9,498 2,927
APP-14959860.FP.FTS.B, 19.74%, 6/03/25 45,506 45,341
APP-13798065.FP.FTS.B, 22.99%, 6/03/25 13,164 12,989
APP-13821733.FP.FTS.B, 22.99%, 6/03/25 12,728 8,208
APP-13609952.FP.FTS.B, 10.09%, 6/04/25 36,865 37,343
APP-13818738.FP.FTS.B, 10.84%, 6/04/25 39,337 39,913
APP-13848567.FP.FTS.B, 25.49%, 6/04/25 8,311 8,212
APP-14919947.FP.FTS.B, 16.24%, 6/05/25 28,749 28,733
APP-14179362.FP.FTS.B, 17.49%, 6/05/25 8,956 9,046
APP-15039073.FP.FTS.B, 23.49%, 6/05/25 9,164 9,070
APP-14196847.FP.FTS.B, 20.49%, 6/06/25 9,401 9,400
APP-14194688.FP.FTS.B, 25.49%, 6/06/25 8,741 8,619
APP-13901500.FP.FTS.B, 19.49%, 6/07/25 13,321 13,258
APP-13913960.FP.FTS.B, 25.49%, 6/07/25 8,291 8,199
APP-13968504.FP.FTS.B, 19.49%, 6/08/25 13,509 13,454
APP-14166988.FP.FTS.B, 17.49%, 6/09/25 8,922 9,024
APP-13946841.FP.FTS.B, 10.59%, 6/10/25 23,155 23,473
APP-14104273.FP.FTS.B, 18.49%, 6/11/25 15,632 15,675
APP-14165903.FP.FTS.B, 19.24%, 6/12/25 44,749 44,690
APP-14337562.FP.FTS.B, 11.24%, 6/13/25 44,032 44,630
APP-14058139.FP.FTS.B, 11.84%, 6/15/25 11,693 11,848
APP-14058182.FP.FTS.B, 18.49%, 6/15/25 6,843 6,903
APP-14134773.FP.FTS.B, 21.99%, 6/15/25 9,040 9,049
APP-14319615.FP.FTS.B, 18.49%, 6/16/25 19,674 19,762
APP-13822936.FP.FTS.B, 9.34%, 6/17/25 . 26,605 27,015
APP-14057042.FP.FTS.B, 7.84%, 6/18/25 . 19,339 19,610
APP-14176007.FP.FTS.B, 7.84%, 6/18/25 . 21,945 22,282
APP-14182518.FP.FTS.B, 7.84%, 6/18/25 . 19,219 19,512
APP-14189826.FP.FTS.B, 9.34%, 6/18/25 . 26,419 26,833
APP-14107541.FP.FTS.B, 10.09%, 6/18/25 13,232 13,442
APP-14058031.FP.FTS.B, 16.49%, 6/18/25 9,022 9,103
APP-14147815.FP.FTS.B, 19.99%, 6/18/25 13,120 13,022
APP-14145063.FP.FTS.B, 20.49%, 6/18/25 6,769 6,814
APP-14118175.FP.FTS.B, 10.09%, 6/19/25 15,929 16,187
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14058272.FP.FTS.B, 12.59%, 6/19/25 $ 24,629 $ 25,019
APP-14176728.FP.FTS.B, 16.99%, 6/19/25 16,783 16,951
APP-14058481.FP.FTS.B, 17.49%, 6/19/25 10,308 10,473
APP-14181617.FP.FTS.B, 18.49%, 6/19/25 14,278 14,401
APP-14153697.FP.FTS.B, 20.49%, 6/19/25 9,029 9,076
APP-14199438.FP.FTS.B, 24.99%, 6/19/25 16,714 6,037
APP-14188793.FP.FTS.B, 25.49%, 6/19/25 7,939 7,926
APP-14194578.FP.FTS.B, 25.49%, 6/19/25 7,028 6,994
APP-14057653.FP.FTS.B, 10.09%, 6/20/25 15,840 16,099
APP-14215775.FP.FTS.B, 16.49%, 6/20/25 17,371 17,620
APP-14192654.FP.FTS.B, 19.49%, 6/20/25 13,526 13,628
APP-14309929.FP.FTS.B, 25.49%, 6/20/25 3,851 3,837
APP-14216535.FP.FTS.B, 24.74%, 6/21/25 22,898 22,960
APP-15761876.FP.FTS.B, 18.24%, 6/25/25 15,439 15,597
APP-14318446.FP.FTS.B, 23.49%, 6/25/25 22,721 22,764
APP-14349793.FP.FTS.B, 16.24%, 6/26/25 29,152 29,251
APP-15705647.FP.FTS.B, 18.74%, 6/30/25 13,918 14,071
APP-15602534.FP.FTS.B, 17.24%, 7/02/25 19,169 19,183
APP-15754423.FP.FTS.B, 25.49%, 7/04/25 10,443 10,352
APP-14867025.FP.FTS.B, 8.24%, 7/06/25 . 21,072 21,345
APP-14874396.FP.FTS.B, 11.24%, 7/06/25 45,226 45,805
APP-14887461.FP.FTS.B, 15.99%, 7/06/25 22,174 22,263
APP-15716641.FP.FTS.B, 25.49%, 7/06/25 9,422 9,353
APP-14907939.FP.FTS.B, 17.49%, 7/07/25 20,330 20,231
APP-14925295.FP.FTS.B, 10.24%, 7/08/25 34,343 34,817
APP-15017105.FP.FTS.B, 22.49%, 7/11/25 9,178 9,145
APP-14864961.FP.FTS.B, 22.74%, 7/11/25 16,431 5,761
APP-15032228.FP.FTS.B, 23.49%, 7/12/25 9,197 9,128
APP-15025145.FP.FTS.B, 25.49%, 7/12/25 8,847 3,158
APP-15033224.FP.FTS.B, 25.49%, 7/12/25 8,300 8,226
APP-15041755.FP.FTS.B, 25.49%, 7/12/25 11,156 11,056
APP-16004136.FP.FTS.B, 25.49%, 7/12/25 6,591 6,570
APP-16047052.FP.FTS.B, 20.74%, 7/13/25 37,521 37,605
APP-15125079.FP.FTS.B, 10.24%, 7/15/25 18,070 18,336
APP-15043725.FP.FTS.B, 12.74%, 7/15/25 12,777 12,950
APP-14877854.FP.FTS.B, 14.99%, 7/15/25 10,334 10,412
APP-14866721.FP.FTS.B, 17.49%, 7/15/25 11,422 11,529
APP-14887227.FP.FTS.B, 17.49%, 7/15/25 11,004 11,107
APP-14890683.FP.FTS.B, 17.49%, 7/15/25 11,491 11,661
APP-15129611.FP.FTS.B, 10.49%, 7/16/25 10,849 11,012
APP-14867122.FP.FTS.B, 14.99%, 7/16/25 18,369 18,490
APP-14748673.FP.FTS.B, 10.74%, 7/17/25 13,609 13,818
APP-14866669.FP.FTS.B, 17.49%, 7/17/25 12,730 12,815
APP-14522319.FP.FTS.B, 10.24%, 7/20/25 25,723 26,167
APP-14854614.FP.FTS.B, 14.99%, 7/21/25 15,566 15,825
APP-14927595.FP.FTS.B, 14.99%, 7/21/25 12,829 12,966
APP-14909153.FP.FTS.B, 16.74%, 7/21/25 29,399 29,700
APP-14957730.FP.FTS.B, 16.99%, 7/21/25 22,504 22,753
APP-14688359.FP.FTS.B, 8.49%, 7/22/25 . 12,897 13,108
APP-14688226.FP.FTS.B, 10.49%, 7/22/25 443 443
APP-14920948.FP.FTS.B, 10.49%, 7/22/25 19,810 20,127
APP-14922149.FP.FTS.B, 18.99%, 7/22/25 9,220 9,343
APP-14987575.FP.FTS.B, 19.99%, 7/22/25 14,299 14,443
APP-15015830.FP.FTS.B, 25.49%, 7/22/25 9,294 9,302
APP-15036503.FP.FTS.B, 25.49%, 7/22/25 13,197 13,210
APP-14503143.FP.FTS.B, 17.99%, 7/23/25 9,692 9,790
APP-15010755.FP.FTS.B, 25.49%, 7/23/25 20,740 20,774
APP-15038725.FP.FTS.B, 23.49%, 7/24/25 9,326 9,384

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-17010427.FP.FTS.B, 8.74%, 7/25/25 . $ 14,573 $ 14,779
APP-15012947.FP.FTS.B, 25.49%, 7/25/25 18,556 4,713
APP-15034160.FP.FTS.B, 25.49%, 7/25/25 24,733 5,765
APP-14867189.FP.FTS.B, 17.49%, 7/26/25 14,300 14,484
APP-15050243.FP.FTS.B, 18.99%, 7/26/25 9,224 9,346
APP-14543407.FP.FTS.B, 10.49%, 7/29/25 18,159 18,485
APP-15143633.FP.FTS.B, 10.49%, 7/30/25 14,243 14,513
APP-17096241.FP.FTS.B, 13.99%, 8/01/25 33,839 34,194
APP-17491589.FP.FTS.B, 11.49%, 8/03/25 26,242 26,549
APP-15593139.FP.FTS.B, 25.49%, 8/04/25 14,178 14,110
APP-16899367.FP.FTS.B, 25.49%, 8/04/25 8,307 8,427
APP-15235015.FP.FTS.B, 8.74%, 8/05/25 . 22,259 22,570
APP-15602610.FP.FTS.B, 16.49%, 8/05/25 9,519 9,569
APP-15739609.FP.FTS.B, 8.74%, 8/07/25 . 27,331 27,731
APP-17496469.FP.FTS.B, 14.99%, 8/10/25 14,802 14,995
APP-15464138.FP.FTS.B, 10.99%, 8/12/25 16,025 16,300
APP-15537240.FP.FTS.B, 25.49%, 8/12/25 11,972 11,985
APP-15567566.FP.FTS.B, 16.74%, 8/13/25 7,222 3,828
APP-15576269.FP.FTS.B, 25.49%, 8/13/25 11,897 11,918
APP-15715162.FP.FTS.B, 16.74%, 8/14/25 15,073 15,229
APP-15222033.FP.FTS.B, 22.24%, 8/14/25 30,415 30,455
APP-16065337.FP.FTS.B, 23.49%, 8/14/25 11,012 11,028
APP-15259729.FP.FTS.B, 25.49%, 8/14/25 10,383 10,409
APP-16046235.FP.FTS.B, 25.49%, 8/14/25 9,948 10,013
APP-13337231.FP.FTS.B, 8.99%, 8/15/25 . 15,965 16,229
APP-15399078.FP.FTS.B, 20.99%, 8/15/25 47,362 47,876
APP-15754329.FP.FTS.B, 22.24%, 8/15/25 10,235 10,309
APP-15584390.FP.FTS.B, 25.49%, 8/15/25 13,292 13,248
APP-15752749.FP.FTS.B, 25.49%, 8/15/25 9,686 9,748
APP-16002031.FP.FTS.B, 11.49%, 8/19/25 20,861 21,214
APP-10173660.FP.FTS.B, 14.49%, 8/19/25 39,594 40,133
APP-15727324.FP.FTS.B, 25.49%, 8/20/25 10,327 10,324
APP-15744848.FP.FTS.B, 25.49%, 8/20/25 12,278 12,352
APP-15705051.FP.FTS.B, 11.74%, 8/21/25 41,201 41,926
APP-15743213.FP.FTS.B, 25.49%, 8/21/25 12,731 12,872
APP-14371156.FP.FTS.B, 20.49%, 8/22/25 7,639 7,702
APP-15524582.FP.FTS.B, 10.49%, 8/25/25 13,973 14,232
APP-16072062.FP.FTS.B, 25.49%, 8/26/25 7,089 7,124
APP-16069326.FP.FTS.B, 25.49%, 8/27/25 11,015 2,814
APP-16077556.FP.FTS.B, 14.99%, 8/28/25 38,269 39,016
APP-15602456.FP.FTS.B, 20.99%, 8/28/25 12,781 13,001
APP-16638019.FP.FTS.B, 15.24%, 9/13/25 13,315 13,484
APP-16609197.FP.FTS.B, 12.99%, 9/15/25 16,734 17,019
APP-17493794.FP.FTS.B, 19.99%, 9/15/25 10,077 10,149
APP-17495780.FP.FTS.B, 20.49%, 9/15/25 14,230 14,361
APP-16701971.FP.FTS.B, 24.99%, 9/15/25 24,239 24,424
APP-16928712.FP.FTS.B, 17.99%, 9/17/25 17,001 17,266
APP-16931630.FP.FTS.B, 17.99%, 9/17/25 18,797 19,093
APP-17510658.FP.FTS.B, 16.24%, 9/18/25 16,260 16,513
APP-17058236.FP.FTS.B, 9.74%, 9/19/25 . 15,276 15,553
APP-16725749.FP.FTS.B, 13.99%, 9/20/25 19,381 19,725
APP-13608599.FP.FTS.B, 11.49%, 9/23/25 31,597 32,226
APP-16554677.FP.FTS.B, 13.24%, 9/25/25 38,317 39,014
APP-16637526.FP.FTS.B, 18.99%, 9/26/25 12,344 12,587
APP-16806126.FP.FTS.B, 20.24%, 9/26/25 17,699 18,025
APP-17492407.FP.FTS.B, 20.99%, 9/27/25 6,572 6,651
APP-10482527.FP.FTS.B, 10.99%,
10/26/25 .......................... 16,423 16,605
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10846360.FP.FTS.B, 11.49%, 11/30/25 $ 26,383 $ 26,830
APP-11672772.FP.FTS.B, 13.99%, 12/01/25 24,764 24,916
APP-11657253.FP.FTS.B, 16.99%, 12/20/25 41,658 42,183
APP-11733135.FP.FTS.B, 20.99%, 12/22/25 8,535 8,617
APP-08649280.FP.FTS.B, 9.99%, 12/23/25 17,696 17,957
APP-11750254.FP.FTS.B, 22.49%, 12/23/25 6,367 6,418
APP-11461331.FP.FTS.B, 8.99%, 12/25/25 25,470 25,791
APP-10224409.FP.FTS.B, 10.24%, 1/04/26 11,502 11,636
APP-11945210.FP.FTS.B, 14.49%, 1/08/26 16,406 16,573
APP-11461158.FP.FTS.B, 7.99%, 1/26/26 . 33,833 34,344
APP-12399676.FP.FTS.B, 20.99%, 1/28/26 8,594 8,651
APP-11727451.FP.FTS.B, 19.49%, 2/01/26 6,970 7,000
APP-11740312.FP.FTS.B, 20.49%, 2/03/26 16,848 16,791
APP-12270370.FP.FTS.B, 8.99%, 2/04/26 . 42,802 43,336
APP-11693759.FP.FTS.B, 13.99%, 2/05/26 20,670 20,818
APP-11750555.FP.FTS.B, 19.49%, 2/06/26 10,634 10,676
APP-11750277.FP.FTS.B, 20.99%, 2/06/26 6,650 6,679
APP-11872702.FP.FTS.B, 7.99%, 2/20/26 . 20,324 20,631
APP-11878157.FP.FTS.B, 13.99%, 2/21/26 19,872 20,078
APP-11945140.FP.FTS.B, 15.49%, 2/21/26 15,777 15,906
APP-11880862.FP.FTS.B, 17.99%, 2/21/26 10,421 10,520
APP-11877630.FP.FTS.B, 18.24%, 2/21/26 26,841 26,977
APP-11934555.FP.FTS.B, 19.49%, 2/22/26 13,533 13,607
APP-12409087.FP.FTS.B, 7.99%, 3/08/26 . 21,364 21,651
APP-12287223.FP.FTS.B, 19.99%, 3/08/26 14,917 14,901
APP-12415046.FP.FTS.B, 16.49%, 3/10/26 17,696 17,676
APP-12410099.FP.FTS.B, 10.24%, 3/15/26 14,228 14,440
APP-12357846.FP.FTS.B, 16.99%, 3/19/26 11,466 11,586
APP-12417109.FP.FTS.B, 15.49%, 3/21/26 8,921 9,055
APP-12270589.FP.FTS.B, 10.24%, 3/22/26 16,061 16,330
APP-13789676.FP.FTS.B, 20.99%, 4/16/26 9,164 9,191
APP-14057607.FP.FTS.B, 13.99%, 4/30/26 18,129 18,360
APP-14153218.FP.FTS.B, 17.99%, 5/01/26 25,589 25,667
APP-14176796.FP.FTS.B, 10.34%, 5/06/26 22,939 23,267
APP-14308214.FP.FTS.B, 17.49%, 5/06/26 12,732 12,763
APP-13754165.FP.FTS.B, 8.34%, 5/16/26 . 32,733 33,223
APP-11443413.FP.FTS.B, 10.59%, 5/17/26 32,416 32,905
APP-13539948.FP.FTS.B, 21.74%, 5/18/26 18,499 18,559
APP-12270410.FP.FTS.B, 8.34%, 5/20/26 . 23,647 24,073
APP-13700095.FP.FTS.B, 21.74%, 5/20/26 22,928 22,994
APP-12032996.FP.FTS.B, 12.34%, 5/22/26 10,875 11,058
APP-13485505.FP.FTS.B, 15.74%, 5/22/26 28,264 28,614
APP-13608775.FP.FTS.B, 13.49%, 5/26/26 24,941 25,364
APP-13956248.FP.FTS.B, 18.99%, 5/27/26 11,126 11,207
APP-13949041.FP.FTS.B, 20.24%, 5/27/26 24,130 5,277
APP-14908970.FP.FTS.B, 15.99%, 5/28/26 22,968 23,255
APP-13847680.FP.FTS.B, 12.59%, 6/01/26 29,684 30,142
APP-14866693.FP.FTS.B, 14.99%, 6/01/26 12,454 12,581
APP-13764063.FP.FTS.B, 10.34%, 6/03/26 19,279 19,592
APP-13826786.FP.FTS.B, 16.49%, 6/03/26 11,164 11,336
APP-13823472.FP.FTS.B, 17.24%, 6/03/26 35,407 35,652
APP-14175261.FP.FTS.B, 20.49%, 6/05/26 29,014 29,110
APP-15030553.FP.FTS.B, 16.99%, 6/07/26 21,651 21,776
APP-14058279.FP.FTS.B, 21.74%, 6/10/26 18,993 18,980
APP-14988815.FP.FTS.B, 26.49%, 6/10/26 7,158 7,114
APP-14297747.FP.FTS.B, 22.99%, 6/12/26 9,336 9,361
APP-14338698.FP.FTS.B, 14.74%, 6/13/26 42,124 42,678
APP-14057255.FP.FTS.B, 12.34%, 6/15/26 12,767 12,978

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14222736.FP.FTS.B, 12.84%, 6/15/26 $ 17,491 $ 17,758
APP-14174847.FP.FTS.B, 16.49%, 6/15/26 24,985 25,276
APP-14058114.FP.FTS.B, 16.99%, 6/15/26 17,594 17,845
APP-14057971.FP.FTS.B, 17.99%, 6/15/26 13,727 13,929
APP-14331555.FP.FTS.B, 20.49%, 6/15/26 18,638 18,698
APP-14191932.FP.FTS.B, 20.99%, 6/15/26 10,264 10,300
APP-14185776.FP.FTS.B, 18.49%, 6/16/26 12,030 12,159
APP-14085492.FP.FTS.B, 9.84%, 6/17/26 . 28,878 29,378
APP-14181485.FP.FTS.B, 11.34%, 6/17/26 45,973 46,779
APP-14058166.FP.FTS.B, 18.99%, 6/17/26 13,517 13,672
APP-14329008.FP.FTS.B, 19.49%, 6/17/26 22,612 22,739
APP-14176550.FP.FTS.B, 10.34%, 6/18/26 32,122 32,686
APP-14057334.FP.FTS.B, 17.49%, 6/18/26 21,360 21,606
APP-14192027.FP.FTS.B, 9.84%, 6/19/26 . 28,428 28,930
APP-07740556.FP.FTS.B, 12.59%, 6/19/26 22,924 23,339
APP-13767318.FP.FTS.B, 13.34%, 6/19/26 39,145 39,856
APP-13768624.FP.FTS.B, 16.99%, 6/19/26 17,046 17,358
APP-13963648.FP.FTS.B, 17.24%, 6/19/26 30,148 30,508
APP-13768424.FP.FTS.B, 17.49%, 6/19/26 23,679 23,969
APP-14057973.FP.FTS.B, 17.99%, 6/19/26 16,793 17,056
APP-14214629.FP.FTS.B, 10.34%, 6/20/26 26,800 27,259
APP-14208072.FP.FTS.B, 18.49%, 6/20/26 18,516 18,572
APP-14193365.FP.FTS.B, 21.49%, 6/20/26 16,927 17,050
APP-14178499.FP.FTS.B, 26.49%, 6/21/26 7,092 7,133
APP-14325259.FP.FTS.B, 15.99%, 6/24/26 23,143 23,438
APP-15602395.FP.FTS.B, 17.24%, 6/24/26 20,971 21,171
APP-14329001.FP.FTS.B, 23.49%, 6/24/26 7,070 7,146
APP-14280430.FP.FTS.B, 20.49%, 6/25/26 16,572 16,764
APP-14178163.FP.FTS.B, 13.24%, 6/26/26 15,479 15,746
APP-15479960.FP.FTS.B, 24.74%, 6/29/26 9,929 10,017
APP-15673409.FP.FTS.B, 17.24%, 7/01/26 7,704 7,796
APP-14548332.FP.FTS.B, 16.49%, 7/05/26 24,403 24,532
APP-16068283.FP.FTS.B, 20.74%, 7/05/26 24,489 24,602
APP-15676938.FP.FTS.B, 14.49%, 7/06/26 9,528 9,670
APP-14933900.FP.FTS.B, 13.74%, 7/08/26 37,458 37,952
APP-14801281.FP.FTS.B, 14.99%, 7/08/26 14,802 14,993
APP-14689091.FP.FTS.B, 17.49%, 7/09/26 10,464 10,594
APP-14943051.FP.FTS.B, 17.99%, 7/09/26 18,837 18,989
APP-14522661.FP.FTS.B, 15.99%, 7/10/26 25,161 25,507
APP-16070360.FP.FTS.B, 20.74%, 7/10/26 40,396 40,702
APP-15869429.FP.FTS.B, 21.99%, 7/10/26 8,619 8,650
APP-15045798.FP.FTS.B, 17.74%, 7/12/26 37,621 37,871
APP-15054747.FP.FTS.B, 21.49%, 7/12/26 24,862 24,868
APP-15043711.FP.FTS.B, 26.49%, 7/12/26 9,502 9,483
APP-16085008.FP.FTS.B, 18.49%, 7/14/26 18,184 18,399
APP-14920803.FP.FTS.B, 16.99%, 7/15/26 14,727 14,968
APP-14921360.FP.FTS.B, 16.99%, 7/15/26 13,576 13,799
APP-14865932.FP.FTS.B, 17.49%, 7/15/26 25,482 25,695
APP-14689124.FP.FTS.B, 10.99%, 7/17/26 17,774 18,089
APP-14882473.FP.FTS.B, 12.99%, 7/17/26 38,661 39,266
APP-14688569.FP.FTS.B, 17.74%, 7/17/26 33,818 34,191
APP-14816252.FP.FTS.B, 10.74%, 7/18/26 20,027 20,397
APP-14688717.FP.FTS.B, 10.99%, 7/18/26 11,902 12,116
APP-14870900.FP.FTS.B, 17.49%, 7/19/26 18,682 19,025
APP-14905708.FP.FTS.B, 16.99%, 7/20/26 11,831 12,051
APP-14820629.FP.FTS.B, 17.24%, 7/20/26 37,874 38,178
APP-15020361.FP.FTS.B, 26.49%, 7/20/26 7,173 7,203
APP-14907389.FP.FTS.B, 8.74%, 7/21/26 . 19,694 20,050
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14902088.FP.FTS.B, 11.24%, 7/22/26 $ 14,763 $ 15,037
APP-15025202.FP.FTS.B, 23.74%, 7/22/26 17,021 17,123
APP-14865904.FP.FTS.B, 15.74%, 7/23/26 36,620 37,364
APP-14980679.FP.FTS.B, 17.99%, 7/23/26 13,775 13,972
APP-14964964.FP.FTS.B, 18.99%, 7/23/26 24,451 24,686
APP-13767438.FP.FTS.B, 10.74%, 7/25/26 32,772 33,376
APP-15048537.FP.FTS.B, 20.99%, 7/25/26 23,804 24,019
APP-15532455.FP.FTS.B, 18.99%, 7/30/26 38,848 39,487
APP-15593931.FP.FTS.B, 15.24%, 8/01/26 7,155 7,262
APP-17114653.FP.FTS.B, 18.74%, 8/01/26 7,737 7,767
APP-17112981.FP.FTS.B, 10.74%, 8/03/26 16,267 16,474
APP-16811535.FP.FTS.B, 21.74%, 8/03/26 38,911 39,031
APP-14371743.FP.FTS.B, 12.24%, 8/05/26 18,831 19,107
APP-15432708.FP.FTS.B, 24.74%, 8/05/26 7,241 7,274
APP-17117415.FP.FTS.B, 11.24%, 8/06/26 28,340 28,767
APP-15727191.FP.FTS.B, 15.74%, 8/07/26 20,976 21,187
APP-17510305.FP.FTS.B, 18.49%, 8/07/26 23,804 24,045
APP-15603934.FP.FTS.B, 24.74%, 8/07/26 10,252 10,304
APP-15747301.FP.FTS.B, 26.49%, 8/07/26 7,230 7,251
APP-15589148.FP.FTS.B, 14.49%, 8/08/26 10,063 10,241
APP-10219598.FP.FTS.B, 15.49%, 8/11/26 13,425 7,567
APP-15594842.FP.FTS.B, 17.24%, 8/12/26 19,225 19,464
APP-16036383.FP.FTS.B, 20.24%, 8/13/26 11,497 11,605
APP-15327014.FP.FTS.B, 9.24%, 8/14/26 . 32,411 33,032
APP-15585646.FP.FTS.B, 9.49%, 8/14/26 . 13,107 13,349
APP-15594751.FP.FTS.B, 10.74%, 8/14/26 30,126 30,693
APP-15585110.FP.FTS.B, 11.49%, 8/14/26 18,134 18,479
APP-16061106.FP.FTS.B, 22.74%, 8/14/26 11,627 11,700
APP-16050065.FP.FTS.B, 23.99%, 8/14/26 7,696 7,736
APP-15872822.FP.FTS.B, 19.24%, 8/15/26 12,131 12,268
APP-15449600.FP.FTS.B, 20.74%, 8/15/26 23,806 24,079
APP-15458893.FP.FTS.B, 20.74%, 8/15/26 20,999 21,189
APP-15763520.FP.FTS.B, 20.74%, 8/15/26 24,963 25,248
APP-15526039.FP.FTS.B, 21.74%, 8/15/26 13,509 13,634
APP-15529270.FP.FTS.B, 24.74%, 8/15/26 7,241 7,311
APP-16072518.FP.FTS.B, 12.49%, 8/16/26 47,598 48,401
APP-10235724.FP.FTS.B, 15.49%, 8/20/26 42,708 43,261
APP-15493477.FP.FTS.B, 16.74%, 8/20/26 18,217 18,577
APP-15602180.FP.FTS.B, 18.74%, 8/20/26 15,692 16,001
APP-15747887.FP.FTS.B, 18.74%, 8/20/26 11,303 11,493
APP-15743821.FP.FTS.B, 26.49%, 8/20/26 10,713 10,837
APP-15757972.FP.FTS.B, 18.24%, 8/21/26 14,962 15,273
APP-15750146.FP.FTS.B, 19.24%, 8/21/26 11,584 11,787
APP-15467456.FP.FTS.B, 26.49%, 8/21/26 10,297 10,438
APP-16052276.FP.FTS.B, 25.24%, 8/23/26 37,706 38,185
APP-13200176.FP.FTS.B, 16.49%, 8/24/26 13,098 13,363
APP-16067938.FP.FTS.B, 18.74%, 8/24/26 21,211 21,555
APP-16033084.FP.FTS.B, 16.49%, 8/25/26 28,809 29,380
APP-12414817.FP.FTS.B, 15.24%, 8/26/26 18,740 19,122
APP-12674952.FP.FTS.B, 15.24%, 8/26/26 15,775 15,962
APP-16078255.FP.FTS.B, 19.24%, 8/26/26 25,559 26,027
APP-16046150.FP.FTS.B, 21.74%, 8/26/26 14,277 14,490
APP-16051271.FP.FTS.B, 21.74%, 8/27/26 14,520 14,747
APP-15951898.FP.FTS.B, 16.49%, 8/28/26 29,625 30,079
APP-15872992.FP.FTS.B, 19.24%, 8/28/26 18,434 18,774
APP-16947974.FP.FTS.B, 13.24%, 9/06/26 17,405 17,574
APP-17143594.FP.FTS.B, 9.99%, 9/07/26 . 15,240 15,468
APP-17156366.FP.FTS.B, 11.24%, 9/07/26 23,769 24,126

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-16848942.FP.FTS.B, 13.49%, 9/09/26 $ 12,587 $ 12,735
APP-16728029.FP.FTS.B, 26.49%, 9/09/26 7,838 7,892
APP-17115080.FP.FTS.B, 15.24%, 9/13/26 10,968 11,131
APP-16681815.FP.FTS.B, 8.24%, 9/16/26 . 25,429 25,885
APP-16637553.FP.FTS.B, 24.49%, 9/17/26 11,161 11,300
APP-16640720.FP.FTS.B, 9.99%, 9/18/26 . 48,430 49,333
APP-16637870.FP.FTS.B, 12.49%, 9/18/26 15,519 15,815
APP-17100593.FP.FTS.B, 9.49%, 9/20/26 . 19,373 19,742
APP-17124398.FP.FTS.B, 9.74%, 9/20/26 . 48,431 49,344
APP-16119643.FP.FTS.B, 12.24%, 9/20/26 28,823 29,397
APP-16707618.FP.FTS.B, 19.99%, 9/23/26 27,839 28,248
APP-17439783.FP.FTS.B, 10.74%, 9/25/26 5,813 5,926
APP-17331723.FP.FTS.B, 16.99%, 9/25/26 28,366 28,814
APP-17501525.FP.FTS.B, 10.49%, 9/26/26 18,378 18,704
APP-10229823.FP.FTS.B, 25.49%,
10/26/26 .......................... 8,770 8,774
APP-10806516.FP.FTS.B, 16.49%, 11/19/26 12,330 12,463
APP-10745954.FP.FTS.B, 12.74%, 11/30/26 32,543 33,041
APP-10577088.FP.FTS.B, 16.99%, 11/30/26 38,699 4,836
APP-11742538.FP.FTS.B, 16.49%, 12/15/26 22,893 23,081
APP-11603796.FP.FTS.B, 20.99%, 12/15/26 13,366 13,277
APP-11741994.FP.FTS.B, 18.99%, 12/16/26 15,080 15,095
APP-11695022.FP.FTS.B, 16.49%, 12/17/26 21,793 22,029
APP-11737893.FP.FTS.B, 25.49%, 12/18/26 9,779 9,733
APP-11743333.FP.FTS.B, 16.49%, 12/19/26 13,209 13,339
APP-11703512.FP.FTS.B, 22.49%, 12/19/26 9,085 9,052
APP-11021819.FP.FTS.B, 20.49%, 12/20/26 22,392 22,379
APP-11694428.FP.FTS.B, 14.49%, 12/22/26 8,204 8,315
APP-11742165.FP.FTS.B, 18.49%, 12/22/26 10,674 10,720
APP-11739845.FP.FTS.B, 19.99%, 12/22/26 12,000 12,000
APP-11743712.FP.FTS.B, 21.49%, 12/22/26 13,516 13,476
APP-11751120.FP.FTS.B, 8.99%, 12/23/26 34,537 35,009
APP-11694004.FP.FTS.B, 11.74%, 12/23/26 43,261 43,856
APP-11749080.FP.FTS.B, 13.74%, 12/23/26 8,769 8,891
APP-11755141.FP.FTS.B, 17.99%, 12/23/26 7,674 7,740
APP-11749943.FP.FTS.B, 18.49%, 12/23/26 11,925 11,983
APP-11740776.FP.FTS.B, 19.99%, 12/23/26 21,203 2,281
APP-11708423.FP.FTS.B, 20.99%, 12/23/26 32,273 32,365
APP-11743539.FP.FTS.B, 21.74%, 12/23/26 22,459 22,441
APP-11752109.FP.FTS.B, 22.49%, 12/23/26 9,454 9,440
APP-11938966.FP.FTS.B, 16.49%, 1/01/27 1,839 1,829
APP-11940969.FP.FTS.B, 13.99%, 1/05/27 41,949 42,310
APP-11890774.FP.FTS.B, 8.99%, 1/06/27 . 35,030 35,425
APP-11920032.FP.FTS.B, 19.99%, 1/07/27 22,599 22,364
APP-11909846.FP.FTS.B, 23.74%, 1/07/27 24,484 24,311
APP-11939491.FP.FTS.B, 15.49%, 1/08/27 13,843 13,835
APP-11795112.FP.FTS.B, 19.99%, 1/08/27 13,299 13,169
APP-11929275.FP.FTS.B, 19.99%, 1/08/27 9,037 9,004
APP-11934748.FP.FTS.B, 22.49%, 1/08/27 9,153 9,038
APP-12270584.FP.FTS.B, 10.49%, 1/25/27 10,861 10,885
APP-11749683.FP.FTS.B, 16.74%, 1/25/27 25,754 25,900
APP-11704729.FP.FTS.B, 16.99%, 1/25/27 17,765 17,973
APP-11746565.FP.FTS.B, 18.49%, 1/25/27 18,957 1,991
APP-11752310.FP.FTS.B, 25.49%, 1/28/27 2,734 2,696
APP-12268807.FP.FTS.B, 10.99%, 2/01/27 23,881 24,120
APP-11022562.FP.FTS.B, 11.74%, 2/01/27 8,954 9,042
APP-11752030.FP.FTS.B, 19.99%, 2/01/27 9,153 9,122
APP-11753946.FP.FTS.B, 8.99%, 2/03/27 . 24,547 24,861
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12396734.FP.FTS.B, 11.74%, 2/03/27 $ 44,803 $ 45,271
APP-11732843.FP.FTS.B, 14.74%, 2/03/27 44,855 45,297
APP-11751839.FP.FTS.B, 14.74%, 2/03/27 11,918 11,749
APP-11594844.FP.FTS.B, 16.99%, 2/03/27 13,528 13,485
APP-11712261.FP.FTS.B, 18.49%, 2/03/27 14,514 14,317
APP-11750170.FP.FTS.B, 8.99%, 2/04/27 . 18,026 8,998
APP-11742866.FP.FTS.B, 20.99%, 2/04/27 13,727 13,538
APP-11745377.FP.FTS.B, 21.49%, 2/04/27 14,469 14,294
APP-11612708.FP.FTS.B, 22.99%, 2/04/27 14,560 14,367
APP-11743707.FP.FTS.B, 16.49%, 2/05/27 14,448 14,609
APP-11752870.FP.FTS.B, 16.49%, 2/05/27 10,837 10,957
APP-12293217.FP.FTS.B, 17.49%, 2/05/27 22,736 22,684
APP-11742593.FP.FTS.B, 17.99%, 2/05/27 9,097 9,081
APP-11750409.FP.FTS.B, 17.99%, 2/05/27 16,889 16,867
APP-11703116.FP.FTS.B, 19.49%, 2/05/27 10,940 10,886
APP-11749955.FP.FTS.B, 19.99%, 2/05/27 13,695 13,629
APP-11725995.FP.FTS.B, 21.99%, 2/05/27 10,430 10,380
APP-11750448.FP.FTS.B, 18.99%, 2/06/27 13,817 13,804
APP-11754451.FP.FTS.B, 19.49%, 2/06/27 14,677 14,645
APP-11693729.FP.FTS.B, 22.99%, 2/06/27 15,027 14,846
APP-11923623.FP.FTS.B, 18.99%, 2/11/27 8,325 8,333
APP-11799159.FP.FTS.B, 11.49%, 2/15/27 14,416 14,587
APP-11926207.FP.FTS.B, 16.49%, 2/15/27 13,486 13,621
APP-11922307.FP.FTS.B, 20.49%, 2/15/27 10,911 10,801
APP-11919163.FP.FTS.B, 10.99%, 2/17/27 24,512 24,849
APP-11904406.FP.FTS.B, 11.24%, 2/19/27 16,917 17,160
APP-11942494.FP.FTS.B, 18.99%, 2/19/27 17,200 17,226
APP-11940530.FP.FTS.B, 13.49%, 2/20/27 16,574 16,801
APP-11942190.FP.FTS.B, 18.49%, 2/20/27 11,538 11,562
APP-11509327.FP.FTS.B, 18.99%, 2/20/27 28,889 28,872
APP-11923837.FP.FTS.B, 19.74%, 2/20/27 36,419 36,270
APP-11944817.FP.FTS.B, 20.49%, 2/20/27 16,809 16,742
APP-11810142.FP.FTS.B, 10.99%, 2/21/27 22,204 22,554
APP-11878337.FP.FTS.B, 11.24%, 2/21/27 11,181 11,348
APP-11937475.FP.FTS.B, 16.49%, 2/21/27 22,719 22,771
APP-11928189.FP.FTS.B, 18.49%, 2/21/27 7,613 7,483
APP-11942720.FP.FTS.B, 18.49%, 2/21/27 14,052 13,964
APP-11939575.FP.FTS.B, 22.49%, 2/21/27 8,541 8,514
APP-11927887.FP.FTS.B, 9.24%, 2/22/27 . 11,460 11,634
APP-11861145.FP.FTS.B, 13.24%, 2/22/27 18,606 18,821
APP-11941579.FP.FTS.B, 16.49%, 2/22/27 17,951 18,107
APP-11872292.FP.FTS.B, 19.99%, 2/22/27 12,773 12,737
APP-12361627.FP.FTS.B, 8.99%, 3/07/27 . 22,302 22,566
APP-12232977.FP.FTS.B, 14.74%, 3/07/27 45,220 45,579
APP-12389833.FP.FTS.B, 16.49%, 3/07/27 10,900 10,863
APP-12183710.FP.FTS.B, 22.99%, 3/07/27 16,396 16,233
APP-12410874.FP.FTS.B, 10.99%, 3/08/27 22,399 22,668
APP-12418857.FP.FTS.B, 11.24%, 3/08/27 12,552 12,703
APP-12405015.FP.FTS.B, 13.24%, 3/08/27 18,298 18,489
APP-12415944.FP.FTS.B, 13.24%, 3/08/27 23,064 23,414
APP-12412062.FP.FTS.B, 16.49%, 3/08/27 24,538 24,738
APP-12308786.FP.FTS.B, 19.99%, 3/08/27 13,745 13,607
APP-12416735.FP.FTS.B, 11.24%, 3/15/27 11,879 12,044
APP-12032886.FP.FTS.B, 16.99%, 3/16/27 9,747 9,773
APP-12270423.FP.FTS.B, 22.49%, 3/16/27 6,953 6,912
APP-12384050.FP.FTS.B, 13.74%, 3/17/27 24,721 25,055
APP-12397582.FP.FTS.B, 19.99%, 3/18/27 23,731 23,785
APP-12408565.FP.FTS.B, 17.99%, 3/19/27 21,249 21,231

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12408445.FP.FTS.B, 20.99%, 3/19/27 $ 12,079 $ 12,009
APP-12270281.FP.FTS.B, 10.99%, 3/20/27 18,274 18,554
APP-11947650.FP.FTS.B, 15.49%, 3/20/27 14,594 14,656
APP-12270508.FP.FTS.B, 8.99%, 3/21/27 . 21,914 22,203
APP-11694093.FP.FTS.B, 13.49%, 3/21/27 17,258 17,515
APP-12287013.FP.FTS.B, 18.24%, 3/21/27 29,575 29,619
APP-12402081.FP.FTS.B, 18.49%, 3/21/27 26,354 26,264
APP-11940575.FP.FTS.B, 25.49%, 3/21/27 8,191 8,143
APP-12409854.FP.FTS.B, 10.99%, 3/22/27 29,466 29,935
APP-12412441.FP.FTS.B, 11.24%, 3/22/27 36,047 36,573
APP-12421438.FP.FTS.B, 11.24%, 3/22/27 10,762 10,933
APP-12412264.FP.FTS.B, 19.99%, 3/22/27 12,950 12,917
APP-13642414.FP.FTS.B, 17.99%, 4/11/27 23,863 23,917
APP-13643942.FP.FTS.B, 16.99%, 4/12/27 11,230 11,354
APP-11877626.FP.FTS.B, 13.59%, 4/14/27 37,095 37,544
APP-13608215.FP.FTS.B, 11.84%, 4/15/27 13,958 14,135
APP-13682302.FP.FTS.B, 18.49%, 4/15/27 9,616 9,623
APP-13824171.FP.FTS.B, 20.24%, 4/15/27 35,276 35,217
APP-13744711.FP.FTS.B, 26.49%, 4/15/27 7,558 7,496
APP-12119826.FP.FTS.B, 12.09%, 4/16/27 46,076 46,601
APP-13846094.FP.FTS.B, 19.49%, 4/16/27 7,017 7,037
APP-13767273.FP.FTS.B, 11.59%, 4/18/27 15,240 15,447
APP-13929153.FP.FTS.B, 9.59%, 4/20/27 . 12,548 12,713
APP-12398855.FP.FTS.B, 23.99%, 4/21/27 32,380 3,332
APP-14057284.FP.FTS.B, 13.59%, 4/23/27 36,373 36,754
APP-13920277.FP.FTS.B, 17.99%, 4/24/27 20,557 20,671
APP-13899643.FP.FTS.B, 12.09%, 4/28/27 45,679 46,287
APP-14059320.FP.FTS.B, 16.99%, 4/30/27 23,572 23,853
APP-14099769.FP.FTS.B, 20.49%, 4/30/27 18,718 18,771
APP-14169390.FP.FTS.B, 22.24%, 4/30/27 22,297 22,343
APP-14199304.FP.FTS.B, 13.59%, 5/01/27 32,844 33,170
APP-14146465.FP.FTS.B, 17.99%, 5/01/27 5,957 5,982
APP-14187476.FP.FTS.B, 17.99%, 5/01/27 25,213 25,185
APP-14176600.FP.FTS.B, 22.99%, 5/01/27 10,841 10,728
APP-14087177.FP.FTS.B, 18.99%, 5/02/27 15,620 15,477
APP-14289803.FP.FTS.B, 22.49%, 5/02/27 8,991 8,923
APP-14041540.FP.FTS.B, 11.59%, 5/03/27 19,716 19,933
APP-14129708.FP.FTS.B, 11.34%, 5/05/27 31,564 32,013
APP-14177511.FP.FTS.B, 17.99%, 5/05/27 11,357 11,313
APP-14179808.FP.FTS.B, 17.99%, 5/05/27 26,499 26,523
APP-14119402.FP.FTS.B, 18.49%, 5/05/27 10,219 5,870
APP-14146069.FP.FTS.B, 18.49%, 5/05/27 16,100 16,037
APP-14172338.FP.FTS.B, 18.49%, 5/05/27 12,113 12,022
APP-14163190.FP.FTS.B, 18.74%, 5/05/27 30,507 30,468
APP-14163543.FP.FTS.B, 18.74%, 5/05/27 28,423 28,386
APP-14172523.FP.FTS.B, 26.49%, 5/05/27 10,539 10,439
APP-13965445.FP.FTS.B, 20.24%, 5/08/27 19,017 18,898
APP-14263477.FP.FTS.B, 21.99%, 5/10/27 17,120 16,980
APP-13484916.FP.FTS.B, 14.99%, 5/12/27 19,591 19,823
APP-14330285.FP.FTS.B, 11.74%, 5/13/27 24,842 25,192
APP-13484260.FP.FTS.B, 20.99%, 5/14/27 16,565 16,504
APP-13720484.FP.FTS.B, 11.34%, 5/15/27 36,944 37,452
APP-13483981.FP.FTS.B, 16.99%, 5/15/27 11,835 11,872
APP-13485148.FP.FTS.B, 18.49%, 5/15/27 28,156 28,178
APP-13526490.FP.FTS.B, 20.24%, 5/15/27 40,005 40,330
APP-13694672.FP.FTS.B, 24.99%, 5/15/27 28,440 28,275
APP-13597926.FP.FTS.B, 13.84%, 5/16/27 17,608 17,845
APP-13754354.FP.FTS.B, 11.34%, 5/17/27 29,576 30,001
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13725984.FP.FTS.B, 13.59%, 5/17/27 $ 28,345 $ 28,723
APP-13302047.FP.FTS.B, 13.74%, 5/17/27 9,936 10,080
APP-13417402.FP.FTS.B, 17.99%, 5/18/27 13,878 13,861
APP-13849753.FP.FTS.B, 9.34%, 5/20/27 . 29,431 29,854
APP-13484281.FP.FTS.B, 11.34%, 5/20/27 24,271 24,684
APP-13547748.FP.FTS.B, 12.09%, 5/20/27 46,494 47,296
APP-13485093.FP.FTS.B, 13.84%, 5/20/27 13,848 14,077
APP-13463111.FP.FTS.B, 16.74%, 5/20/27 41,011 41,654
APP-13800465.FP.FTS.B, 18.49%, 5/20/27 11,236 11,227
APP-13529032.FP.FTS.B, 18.74%, 5/20/27 33,058 33,261
APP-13628826.FP.FTS.B, 19.49%, 5/20/27 25,717 25,849
APP-13705972.FP.FTS.B, 26.49%, 5/20/27 9,542 9,535
APP-13542298.FP.FTS.B, 11.34%, 5/21/27 23,759 24,181
APP-13811007.FP.FTS.B, 11.34%, 5/21/27 24,311 24,666
APP-13827996.FP.FTS.B, 13.84%, 5/21/27 18,201 18,450
APP-13848454.FP.FTS.B, 16.09%, 5/21/27 10,664 10,810
APP-13845932.FP.FTS.B, 18.49%, 5/21/27 9,617 2,806
APP-13851876.FP.FTS.B, 18.99%, 5/21/27 23,443 23,547
APP-13767415.FP.FTS.B, 19.49%, 5/21/27 17,981 18,061
APP-13675017.FP.FTS.B, 20.49%, 5/21/27 14,167 14,174
APP-13826410.FP.FTS.B, 20.49%, 5/21/27 19,365 19,462
APP-13838022.FP.FTS.B, 22.49%, 5/21/27 7,546 7,564
APP-13660286.FP.FTS.B, 22.99%, 5/21/27 9,111 9,105
APP-13840262.FP.FTS.B, 23.49%, 5/21/27 11,811 11,781
APP-13849229.FP.FTS.B, 23.99%, 5/21/27 14,605 3,304
APP-13921670.FP.FTS.B, 18.49%, 5/24/27 11,203 2,137
APP-13828766.FP.FTS.B, 21.99%, 5/25/27 14,041 13,973
APP-13942898.FP.FTS.B, 16.74%, 5/26/27 35,087 35,247
APP-13628676.FP.FTS.B, 16.99%, 5/27/27 11,726 11,925
APP-13485109.FP.FTS.B, 20.49%, 5/27/27 11,378 11,425
APP-13961431.FP.FTS.B, 22.99%, 5/27/27 6,981 6,982
APP-13724215.FP.FTS.B, 10.09%, 5/28/27 44,166 44,931
APP-13751462.FP.FTS.B, 11.59%, 5/28/27 35,157 35,746
APP-13574037.FP.FTS.B, 15.24%, 5/28/27 42,900 43,661
APP-13628755.FP.FTS.B, 19.49%, 5/28/27 9,964 10,078
APP-13521024.FP.FTS.B, 20.99%, 5/28/27 15,198 15,273
APP-13696300.FP.FTS.B, 13.84%, 5/29/27 14,008 14,258
APP-13932583.FP.FTS.B, 15.49%, 5/30/27 18,940 19,107
APP-13836108.FP.FTS.B, 13.59%, 5/31/27 37,770 38,289
APP-13852222.FP.FTS.B, 26.49%, 5/31/27 10,615 10,529
APP-11021518.FP.FTS.B, 11.34%, 6/01/27 25,806 26,156
APP-14965459.FP.FTS.B, 17.24%, 6/01/27 28,585 28,793
APP-13849366.FP.FTS.B, 19.49%, 6/01/27 8,966 878
APP-15037607.FP.FTS.B, 20.99%, 6/01/27 10,802 10,742
APP-13819936.FP.FTS.B, 13.59%, 6/02/27 20,791 21,086
APP-13623936.FP.FTS.B, 9.34%, 6/03/27 . 37,554 38,114
APP-13824222.FP.FTS.B, 11.59%, 6/03/27 11,275 11,436
APP-13827661.FP.FTS.B, 16.99%, 6/03/27 20,941 20,955
APP-13816811.FP.FTS.B, 18.99%, 6/03/27 19,110 19,135
APP-14795053.FP.FTS.B, 26.99%, 6/03/27 8,623 8,522
APP-13628843.FP.FTS.B, 16.99%, 6/04/27 12,058 12,168
APP-14115625.FP.FTS.B, 16.99%, 6/04/27 21,006 21,107
APP-14688354.FP.FTS.B, 17.49%, 6/04/27 24,554 24,773
APP-14057755.FP.FTS.B, 19.49%, 6/05/27 10,486 10,506
APP-14164800.FP.FTS.B, 20.24%, 6/05/27 18,482 18,203
APP-15009891.FP.FTS.B, 20.74%, 6/05/27 29,905 29,653
APP-13965578.FP.FTS.B, 22.49%, 6/05/27 9,589 9,574
APP-14523726.FP.FTS.B, 23.24%, 6/05/27 15,651 15,482

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14190918.FP.FTS.B, 9.59%, 6/06/27 . $ 8,757 $ 8,814
APP-14191584.FP.FTS.B, 11.34%, 6/06/27 34,961 35,489
APP-14200239.FP.FTS.B, 11.34%, 6/06/27 37,186 37,675
APP-14177752.FP.FTS.B, 11.59%, 6/06/27 24,273 24,567
APP-14165096.FP.FTS.B, 14.74%, 6/06/27 28,378 28,716
APP-14192451.FP.FTS.B, 17.99%, 6/06/27 27,934 27,998
APP-14083608.FP.FTS.B, 20.49%, 6/06/27 11,976 11,795
APP-14192777.FP.FTS.B, 20.49%, 6/06/27 14,256 14,175
APP-14197811.FP.FTS.B, 20.49%, 6/06/27 18,446 18,281
APP-13961157.FP.FTS.B, 12.09%, 6/07/27 46,126 46,686
APP-14143499.FP.FTS.B, 17.24%, 6/07/27 31,534 31,627
APP-14225512.FP.FTS.B, 20.49%, 6/07/27 9,575 9,565
APP-14212766.FP.FTS.B, 26.49%, 6/07/27 9,565 9,441
APP-13625696.FP.FTS.B, 11.59%, 6/09/27 14,122 14,349
APP-13969567.FP.FTS.B, 20.49%, 6/09/27 19,164 19,093
APP-14925385.FP.FTS.B, 15.49%, 6/10/27 14,423 14,560
APP-13914635.FP.FTS.B, 20.99%, 6/10/27 19,002 18,946
APP-15045243.FP.FTS.B, 21.49%, 6/10/27 18,664 18,560
APP-14179267.FP.FTS.B, 17.24%, 6/11/27 45,935 46,407
APP-14197185.FP.FTS.B, 20.49%, 6/12/27 19,128 19,092
APP-14313248.FP.FTS.B, 22.99%, 6/12/27 8,844 8,800
APP-14221142.FP.FTS.B, 24.24%, 6/12/27 22,213 22,093
APP-14324970.FP.FTS.B, 24.74%, 6/12/27 13,466 13,466
APP-14346312.FP.FTS.B, 11.74%, 6/13/27 20,302 20,589
APP-14189919.FP.FTS.B, 20.49%, 6/13/27 15,127 15,108
APP-14217163.FP.FTS.B, 11.34%, 6/14/27 18,768 19,042
APP-14226274.FP.FTS.B, 10.84%, 6/15/27 28,135 28,554
APP-14199496.FP.FTS.B, 18.49%, 6/15/27 26,313 3,202
APP-14176860.FP.FTS.B, 20.24%, 6/15/27 28,662 28,747
APP-14193858.FP.FTS.B, 20.24%, 6/15/27 31,798 23,032
APP-14227617.FP.FTS.B, 20.99%, 6/15/27 9,519 9,509
APP-14265655.FP.FTS.B, 21.99%, 6/15/27 11,643 11,616
APP-14197537.FP.FTS.B, 22.99%, 6/15/27 9,886 9,889
APP-14128298.FP.FTS.B, 23.99%, 6/15/27 14,220 14,149
APP-14219059.FP.FTS.B, 11.34%, 6/16/27 18,781 19,067
APP-15597460.FP.FTS.B, 16.49%, 6/16/27 30,031 30,275
APP-14308655.FP.FTS.B, 20.74%, 6/16/27 47,658 47,645
APP-14225272.FP.FTS.B, 22.49%, 6/16/27 8,750 798
APP-14301553.FP.FTS.B, 22.49%, 6/16/27 18,100 18,065
APP-14046117.FP.FTS.B, 9.59%, 6/17/27 . 15,285 15,533
APP-14151947.FP.FTS.B, 10.84%, 6/17/27 28,181 28,648
APP-14138938.FP.FTS.B, 11.59%, 6/17/27 15,830 16,096
APP-14194032.FP.FTS.B, 13.59%, 6/17/27 23,616 23,996
APP-14104736.FP.FTS.B, 15.49%, 6/17/27 15,540 4,460
APP-14188906.FP.FTS.B, 16.99%, 6/17/27 19,018 19,307
APP-13945124.FP.FTS.B, 20.49%, 6/17/27 20,852 7,166
APP-14171682.FP.FTS.B, 20.49%, 6/17/27 19,426 19,550
APP-14160914.FP.FTS.B, 20.99%, 6/17/27 17,540 17,561
APP-14132105.FP.FTS.B, 22.99%, 6/17/27 28,856 28,859
APP-14200894.FP.FTS.B, 23.49%, 6/17/27 12,987 12,974
APP-14243912.FP.FTS.B, 26.49%, 6/17/27 8,179 8,174
APP-14301044.FP.FTS.B, 26.49%, 6/17/27 8,681 8,670
APP-14057430.FP.FTS.B, 14.09%, 6/18/27 24,925 25,345
APP-13921051.FP.FTS.B, 14.74%, 6/18/27 38,251 38,820
APP-14154320.FP.FTS.B, 15.49%, 6/18/27 17,827 18,145
APP-14057201.FP.FTS.B, 15.99%, 6/18/27 11,419 11,511
APP-14108410.FP.FTS.B, 17.49%, 6/18/27 25,642 25,924
APP-13986857.FP.FTS.B, 20.49%, 6/18/27 14,373 14,444
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14108165.FP.FTS.B, 20.49%, 6/18/27 $ 17,472 $ 17,515
APP-14152014.FP.FTS.B, 20.49%, 6/18/27 10,050 10,098
APP-14194987.FP.FTS.B, 20.49%, 6/18/27 23,940 24,055
APP-14180533.FP.FTS.B, 20.99%, 6/18/27 17,252 17,282
APP-13962367.FP.FTS.B, 21.49%, 6/18/27 36,015 36,232
APP-13710175.FP.FTS.B, 22.24%, 6/18/27 22,300 22,364
APP-14181527.FP.FTS.B, 22.49%, 6/18/27 14,415 14,423
APP-14066107.FP.FTS.B, 9.34%, 6/19/27 . 37,477 38,102
APP-14193881.FP.FTS.B, 10.09%, 6/19/27 46,546 47,312
APP-14157257.FP.FTS.B, 11.34%, 6/19/27 18,820 19,145
APP-14170154.FP.FTS.B, 11.59%, 6/19/27 11,298 11,494
APP-14194451.FP.FTS.B, 16.99%, 6/19/27 19,551 19,915
APP-13928225.FP.FTS.B, 17.99%, 6/19/27 11,444 11,547
APP-14165192.FP.FTS.B, 17.99%, 6/19/27 18,831 19,031
APP-14159215.FP.FTS.B, 18.49%, 6/19/27 10,604 10,784
APP-14191093.FP.FTS.B, 18.99%, 6/19/27 19,110 19,251
APP-14190473.FP.FTS.B, 19.49%, 6/19/27 9,564 9,655
APP-14195378.FP.FTS.B, 19.49%, 6/19/27 27,545 27,751
APP-14218349.FP.FTS.B, 19.49%, 6/19/27 7,489 1,516
APP-14163708.FP.FTS.B, 20.24%, 6/19/27 29,434 29,563
APP-14025039.FP.FTS.B, 20.49%, 6/19/27 12,471 12,499
APP-14034800.FP.FTS.B, 22.24%, 6/19/27 19,180 19,157
APP-14326267.FP.FTS.B, 23.74%, 6/19/27 28,796 28,813
APP-14194801.FP.FTS.B, 11.34%, 6/20/27 18,826 19,158
APP-14202174.FP.FTS.B, 11.59%, 6/20/27 12,244 12,460
APP-14202404.FP.FTS.B, 12.09%, 6/20/27 47,140 47,982
APP-14077334.FP.FTS.B, 13.59%, 6/20/27 27,763 28,175
APP-14188625.FP.FTS.B, 13.59%, 6/20/27 18,893 19,189
APP-14162980.FP.FTS.B, 16.74%, 6/20/27 35,593 35,788
APP-14057492.FP.FTS.B, 16.99%, 6/20/27 14,087 14,190
APP-14066475.FP.FTS.B, 17.99%, 6/20/27 25,109 25,347
APP-14194952.FP.FTS.B, 17.99%, 6/20/27 19,022 19,202
APP-14178343.FP.FTS.B, 18.74%, 6/20/27 35,485 35,768
APP-14198467.FP.FTS.B, 18.99%, 6/20/27 25,050 25,106
APP-14225057.FP.FTS.B, 18.99%, 6/20/27 20,615 20,734
APP-14221223.FP.FTS.B, 19.24%, 6/20/27 45,833 46,098
APP-14172834.FP.FTS.B, 20.99%, 6/20/27 11,013 11,045
APP-14159440.FP.FTS.B, 21.99%, 6/20/27 14,903 14,911
APP-14195756.FP.FTS.B, 22.49%, 6/20/27 15,368 15,391
APP-14199815.FP.FTS.B, 22.49%, 6/20/27 10,747 10,838
APP-08640096.FP.FTS.B, 11.34%, 6/21/27 26,381 26,824
APP-14206394.FP.FTS.B, 11.34%, 6/21/27 23,517 23,910
APP-14216686.FP.FTS.B, 20.49%, 6/21/27 13,502 13,517
APP-14317227.FP.FTS.B, 20.74%, 6/21/27 36,336 36,437
APP-14278564.FP.FTS.B, 20.49%, 6/24/27 11,970 12,024
APP-14322330.FP.FTS.B, 20.99%, 6/24/27 17,157 17,286
APP-14292674.FP.FTS.B, 21.99%, 6/25/27 16,526 16,580
APP-14215379.FP.FTS.B, 17.49%, 6/26/27 17,048 17,348
APP-14343626.FP.FTS.B, 20.99%, 6/26/27 9,983 1,100
APP-14353491.FP.FTS.B, 22.74%, 6/26/27 11,522 11,577
APP-14178588.FP.FTS.B, 22.99%, 6/26/27 3,102 3,091
APP-13787332.FP.FTS.B, 11.34%, 6/27/27 24,003 24,445
APP-14044460.FP.FTS.B, 13.34%, 6/27/27 11,939 12,155
APP-14178884.FP.FTS.B, 17.49%, 6/27/27 22,763 23,088
APP-14346063.FP.FTS.B, 18.49%, 6/27/27 23,879 24,166
APP-14335387.FP.FTS.B, 19.49%, 6/27/27 20,109 20,325
APP-14335800.FP.FTS.B, 19.99%, 6/27/27 14,115 14,269
APP-14341730.FP.FTS.B, 20.99%, 6/27/27 13,916 14,005

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-13701227.FP.FTS.B, 22.99%, 6/28/27 $ 8,067 $ 8,125
APP-13695730.FP.FTS.B, 26.49%, 6/28/27 7,206 7,249
APP-15557986.FP.FTS.B, 10.99%, 6/30/27 40,397 41,067
APP-15494302.FP.FTS.B, 12.24%, 6/30/27 38,657 39,264
APP-15748724.FP.FTS.B, 12.49%, 7/01/27 23,077 23,338
APP-15753390.FP.FTS.B, 26.99%, 7/01/27 9,713 9,622
APP-15425472.FP.FTS.B, 18.99%, 7/02/27 29,974 30,042
APP-15635946.FP.FTS.B, 24.74%, 7/03/27 15,700 15,783
APP-15718781.FP.FTS.B, 26.74%, 7/03/27 14,232 9,052
APP-15706980.FP.FTS.B, 26.99%, 7/03/27 7,358 7,373
APP-15653357.FP.FTS.B, 21.24%, 7/04/27 7,757 7,781
APP-15686162.FP.FTS.B, 25.24%, 7/05/27 18,948 18,853
APP-14883847.FP.FTS.B, 17.24%, 7/06/27 7,172 7,256
APP-15716454.FP.FTS.B, 20.24%, 7/06/27 17,752 17,761
APP-15556990.FP.FTS.B, 21.24%, 7/06/27 9,709 9,750
APP-14902078.FP.FTS.B, 11.74%, 7/07/27 23,648 23,967
APP-14904704.FP.FTS.B, 13.99%, 7/07/27 36,210 36,671
APP-14911217.FP.FTS.B, 13.99%, 7/07/27 22,969 23,299
APP-15744265.FP.FTS.B, 14.49%, 7/07/27 19,311 19,580
APP-14915051.FP.FTS.B, 11.74%, 7/08/27 38,016 38,557
APP-14935613.FP.FTS.B, 11.99%, 7/08/27 12,394 12,571
APP-14923950.FP.FTS.B, 13.74%, 7/08/27 12,368 12,524
APP-14844069.FP.FTS.B, 16.49%, 7/08/27 26,468 26,747
APP-14917832.FP.FTS.B, 16.49%, 7/08/27 14,346 14,408
APP-14923618.FP.FTS.B, 16.49%, 7/08/27 14,346 14,409
APP-14840263.FP.FTS.B, 17.49%, 7/08/27 25,701 25,996
APP-16068831.FP.FTS.B, 16.74%, 7/10/27 22,405 22,692
APP-14921328.FP.FTS.B, 17.24%, 7/10/27 38,291 38,755
APP-14530395.FP.FTS.B, 17.49%, 7/10/27 22,995 23,274
APP-14994439.FP.FTS.B, 19.99%, 7/10/27 17,392 17,560
APP-15007157.FP.FTS.B, 20.99%, 7/11/27 11,517 11,461
APP-15024354.FP.FTS.B, 24.24%, 7/11/27 12,518 12,418
APP-14991877.FP.FTS.B, 26.99%, 7/11/27 9,654 9,572
APP-14868239.FP.FTS.B, 11.99%, 7/12/27 11,490 11,669
APP-15042164.FP.FTS.B, 13.99%, 7/12/27 20,002 20,245
APP-14709072.FP.FTS.B, 17.49%, 7/12/27 19,698 19,962
APP-15039779.FP.FTS.B, 17.49%, 7/12/27 21,044 21,256
APP-15008780.FP.FTS.B, 19.99%, 7/12/27 16,469 16,624
APP-15043011.FP.FTS.B, 23.74%, 7/12/27 29,190 29,140
APP-15023218.FP.FTS.B, 23.99%, 7/12/27 26,011 25,851
APP-15042638.FP.FTS.B, 26.99%, 7/12/27 9,662 9,588
APP-16045778.FP.FTS.B, 22.49%, 7/13/27 10,204 10,271
APP-15056624.FP.FTS.B, 22.99%, 7/13/27 10,627 10,639
APP-14930206.FP.FTS.B, 14.49%, 7/14/27 10,864 11,045
APP-14689546.FP.FTS.B, 11.74%, 7/15/27 28,068 28,516
APP-14818480.FP.FTS.B, 11.74%, 7/15/27 38,108 38,736
APP-14821859.FP.FTS.B, 11.74%, 7/15/27 20,109 20,425
APP-14914496.FP.FTS.B, 11.74%, 7/15/27 38,108 38,736
APP-15114820.FP.FTS.B, 11.74%, 7/15/27 19,001 19,288
APP-13767685.FP.FTS.B, 11.99%, 7/15/27 19,355 19,653
APP-14996949.FP.FTS.B, 11.99%, 7/15/27 15,174 15,412
APP-15137192.FP.FTS.B, 11.99%, 7/15/27 16,727 16,979
APP-15037710.FP.FTS.B, 18.99%, 7/15/27 13,918 13,915
APP-15040717.FP.FTS.B, 20.99%, 7/15/27 8,907 8,998
APP-15041101.FP.FTS.B, 20.99%, 7/15/27 16,357 16,394
APP-15039028.FP.FTS.B, 22.99%, 7/16/27 7,720 7,742
APP-14843307.FP.FTS.B, 11.99%, 7/17/27 14,306 14,552
APP-14866235.FP.FTS.B, 12.74%, 7/17/27 47,132 47,814
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14123428.FP.FTS.B, 24.24%, 7/17/27 $ 24,336 $ 24,460
APP-14906097.FP.FTS.B, 16.74%, 7/18/27 48,044 48,484
APP-14882502.FP.FTS.B, 11.74%, 7/19/27 22,897 23,303
APP-14811744.FP.FTS.B, 13.99%, 7/19/27 33,518 34,098
APP-14688586.FP.FTS.B, 17.49%, 7/19/27 25,907 26,340
APP-14058557.FP.FTS.B, 22.99%, 7/19/27 10,114 10,166
APP-14174912.FP.FTS.B, 22.99%, 7/19/27 30,334 30,605
APP-14160424.FP.FTS.B, 23.99%, 7/19/27 16,500 16,640
APP-14175358.FP.FTS.B, 26.49%, 7/19/27 7,268 7,297
APP-14057681.FP.FTS.B, 11.99%, 7/20/27 11,525 11,734
APP-14766983.FP.FTS.B, 13.99%, 7/20/27 38,322 39,000
APP-14859116.FP.FTS.B, 13.99%, 7/20/27 19,235 19,578
APP-14911982.FP.FTS.B, 15.99%, 7/20/27 18,328 18,638
APP-14902830.FP.FTS.B, 16.24%, 7/20/27 38,465 38,849
APP-14903565.FP.FTS.B, 16.74%, 7/20/27 48,232 48,727
APP-14876648.FP.FTS.B, 17.49%, 7/20/27 22,620 23,008
APP-14986109.FP.FTS.B, 19.99%, 7/20/27 26,313 2,944
APP-14191366.FP.FTS.B, 22.49%, 7/20/27 14,611 14,721
APP-14197634.FP.FTS.B, 22.99%, 7/20/27 28,897 29,018
APP-15056862.FP.FTS.B, 22.99%, 7/20/27 19,355 19,386
APP-14122876.FP.FTS.B, 23.49%, 7/20/27 33,936 34,085
APP-14688432.FP.FTS.B, 9.99%, 7/21/27 . 11,905 12,116
APP-14865961.FP.FTS.B, 11.74%, 7/21/27 34,178 34,806
APP-14931619.FP.FTS.B, 11.99%, 7/21/27 33,429 34,010
APP-14937680.FP.FTS.B, 11.99%, 7/21/27 16,889 17,187
APP-14938376.FP.FTS.B, 11.99%, 7/21/27 14,327 14,591
APP-14881643.FP.FTS.B, 17.49%, 7/21/27 20,920 21,291
APP-14753736.FP.FTS.B, 19.99%, 7/21/27 7,312 7,395
APP-14877061.FP.FTS.B, 9.99%, 7/22/27 . 15,720 16,003
APP-14728435.FP.FTS.B, 11.99%, 7/22/27 12,421 12,654
APP-14688218.FP.FTS.B, 13.99%, 7/22/27 23,918 24,359
APP-15046782.FP.FTS.B, 17.74%, 7/22/27 48,096 48,843
APP-15030718.FP.FTS.B, 18.24%, 7/22/27 38,890 39,264
APP-14917772.FP.FTS.B, 19.99%, 7/22/27 7,739 7,835
APP-15028560.FP.FTS.B, 23.24%, 7/22/27 15,510 15,557
APP-16899204.FP.FTS.B, 16.24%, 7/23/27 28,850 29,205
APP-14529813.FP.FTS.B, 18.24%, 7/23/27 36,679 37,135
APP-14859157.FP.FTS.B, 19.24%, 7/24/27 38,694 39,147
APP-15030457.FP.FTS.B, 22.99%, 7/24/27 7,788 7,871
APP-14078519.FP.FTS.B, 24.24%, 7/24/27 20,593 20,447
APP-15016451.FP.FTS.B, 17.49%, 7/25/27 26,884 27,304
APP-15034481.FP.FTS.B, 20.99%, 7/25/27 19,568 19,741
APP-15044155.FP.FTS.B, 20.99%, 7/25/27 19,400 19,515
APP-15024147.FP.FTS.B, 22.99%, 7/25/27 7,291 7,356
APP-14314279.FP.FTS.B, 23.49%, 7/25/27 7,433 7,495
APP-15048932.FP.FTS.B, 11.99%, 7/26/27 16,231 16,529
APP-16899254.FP.FTS.B, 21.74%, 7/26/27 8,758 8,813
APP-14323987.FP.FTS.B, 23.49%, 7/26/27 8,695 8,774
APP-15069494.FP.FTS.B, 11.99%, 7/27/27 15,080 15,367
APP-15053109.FP.FTS.B, 11.74%, 7/29/27 19,094 19,468
APP-16318783.FP.FTS.B, 18.99%, 7/30/27 17,790 18,000
APP-15578753.FP.FTS.B, 11.74%, 8/01/27 28,887 29,302
APP-15576948.FP.FTS.B, 12.24%, 8/01/27 33,718 34,202
APP-15589829.FP.FTS.B, 16.99%, 8/01/27 10,162 10,297
APP-16690743.FP.FTS.B, 18.49%, 8/01/27 7,823 7,919
APP-15589795.FP.FTS.B, 18.74%, 8/01/27 20,474 20,765
APP-15361603.FP.FTS.B, 19.74%, 8/01/27 17,552 17,644
APP-16637613.FP.FTS.B, 19.99%, 8/01/27 13,816 14,008

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-15590969.FP.FTS.B, 20.49%, 8/01/27 $ 30,838 $ 31,114
APP-15572855.FP.FTS.B, 21.24%, 8/01/27 7,440 2,296
APP-15453063.FP.FTS.B, 24.74%, 8/01/27 11,691 11,652
APP-15584134.FP.FTS.B, 12.99%, 8/03/27 25,388 25,743
APP-16724945.FP.FTS.B, 13.99%, 8/03/27 48,856 49,466
APP-16827842.FP.FTS.B, 16.24%, 8/03/27 23,427 23,763
APP-16804930.FP.FTS.B, 23.24%, 8/03/27 29,444 29,418
APP-16934495.FP.FTS.B, 13.99%, 8/05/27 15,438 15,554
APP-17031491.FP.FTS.B, 13.99%, 8/05/27 48,951 49,659
APP-17503110.FP.FTS.B, 15.99%, 8/05/27 48,676 49,157
APP-17272402.FP.FTS.B, 21.24%, 8/05/27 31,201 31,174
APP-15593533.FP.FTS.B, 22.24%, 8/05/27 9,748 9,804
APP-15682350.FP.FTS.B, 22.24%, 8/05/27 20,343 20,277
APP-15713621.FP.FTS.B, 12.49%, 8/06/27 16,593 16,826
APP-15751991.FP.FTS.B, 12.49%, 8/07/27 14,873 15,095
APP-15422820.FP.FTS.B, 19.24%, 8/07/27 25,705 26,023
APP-15738510.FP.FTS.B, 21.99%, 8/07/27 40,014 40,143
APP-15580065.FP.FTS.B, 25.24%, 8/07/27 14,619 14,611
APP-15763190.FP.FTS.B, 22.24%, 8/08/27 24,712 24,747
APP-15743089.FP.FTS.B, 16.74%, 8/10/27 24,226 24,563
APP-15600789.FP.FTS.B, 22.24%, 8/10/27 7,335 7,400
APP-15634817.FP.FTS.B, 25.24%, 8/10/27 16,630 16,682
APP-17112059.FP.FTS.B, 15.24%, 8/11/27 22,822 23,112
APP-15576572.FP.FTS.B, 20.74%, 8/11/27 19,060 19,145
APP-15575823.FP.FTS.B, 26.99%, 8/11/27 10,132 10,168
APP-17457181.FP.FTS.B, 16.24%, 8/12/27 9,768 9,901
APP-15231441.FP.FTS.B, 16.99%, 8/12/27 45,877 46,656
APP-17422584.FP.FTS.B, 18.49%, 8/12/27 19,589 19,764
APP-15558741.FP.FTS.B, 19.49%, 8/12/27 37,061 37,472
APP-15307313.FP.FTS.B, 22.24%, 8/12/27 15,607 15,708
APP-15594246.FP.FTS.B, 25.49%, 8/12/27 25,947 26,049
APP-16035258.FP.FTS.B, 13.24%, 8/13/27 11,568 11,739
APP-15576373.FP.FTS.B, 19.24%, 8/13/27 14,945 15,273
APP-15302717.FP.FTS.B, 20.24%, 8/13/27 20,747 20,861
APP-15437840.FP.FTS.B, 20.24%, 8/13/27 15,433 15,517
APP-16046092.FP.FTS.B, 20.49%, 8/13/27 21,149 21,290
APP-16055829.FP.FTS.B, 12.99%, 8/14/27 11,569 11,730
APP-15595170.FP.FTS.B, 15.24%, 8/14/27 48,591 49,497
APP-15805332.FP.FTS.B, 18.74%, 8/14/27 24,002 24,331
APP-15398570.FP.FTS.B, 18.99%, 8/14/27 46,144 47,011
APP-16079598.FP.FTS.B, 20.49%, 8/14/27 19,417 19,592
APP-15459856.FP.FTS.B, 20.74%, 8/14/27 19,476 19,597
APP-16063371.FP.FTS.B, 20.99%, 8/14/27 24,282 24,500
APP-15638158.FP.FTS.B, 21.24%, 8/14/27 9,339 9,423
APP-15526033.FP.FTS.B, 21.74%, 8/14/27 20,023 20,364
APP-14058523.FP.FTS.B, 21.99%, 8/14/27 32,081 32,548
APP-15802156.FP.FTS.B, 22.24%, 8/14/27 14,584 14,675
APP-15356967.FP.FTS.B, 22.49%, 8/14/27 49,035 49,501
APP-15589634.FP.FTS.B, 22.74%, 8/14/27 19,246 4,493
APP-15460819.FP.FTS.B, 23.24%, 8/14/27 17,474 17,573
APP-15525700.FP.FTS.B, 10.24%, 8/15/27 25,315 25,778
APP-15578534.FP.FTS.B, 11.74%, 8/15/27 29,818 30,281
APP-15398960.FP.FTS.B, 12.99%, 8/15/27 41,525 42,325
APP-15709743.FP.FTS.B, 14.49%, 8/15/27 38,752 39,415
APP-15299307.FP.FTS.B, 14.99%, 8/15/27 28,768 29,314
APP-15544956.FP.FTS.B, 18.74%, 8/15/27 15,140 15,425
APP-15710954.FP.FTS.B, 18.99%, 8/15/27 30,191 30,524
APP-15662840.FP.FTS.B, 19.24%, 8/15/27 19,483 19,699
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-15598006.FP.FTS.B, 19.74%, 8/15/27 $ 29,341 $ 29,717
APP-15570179.FP.FTS.B, 19.99%, 8/15/27 43,941 44,625
APP-15574568.FP.FTS.B, 20.24%, 8/15/27 29,067 29,338
APP-15587285.FP.FTS.B, 20.24%, 8/15/27 27,000 5,653
APP-15702332.FP.FTS.B, 20.24%, 8/15/27 9,752 9,918
APP-15681530.FP.FTS.B, 20.49%, 8/15/27 34,143 34,480
APP-15744959.FP.FTS.B, 20.49%, 8/15/27 34,182 34,521
APP-15519399.FP.FTS.B, 21.99%, 8/15/27 17,289 17,164
APP-15585228.FP.FTS.B, 22.24%, 8/15/27 22,566 22,731
APP-15747924.FP.FTS.B, 22.24%, 8/15/27 12,344 12,418
APP-15869507.FP.FTS.B, 22.99%, 8/15/27 48,677 49,085
APP-16074588.FP.FTS.B, 23.49%, 8/15/27 14,608 14,679
APP-16075494.FP.FTS.B, 23.49%, 8/15/27 7,792 7,857
APP-15703197.FP.FTS.B, 26.99%, 8/15/27 27,500 6,171
APP-15763149.FP.FTS.B, 26.99%, 8/15/27 10,214 10,264
APP-15868809.FP.FTS.B, 12.99%, 8/16/27 33,158 33,701
APP-13337190.FP.FTS.B, 18.99%, 8/16/27 14,185 14,394
APP-15684113.FP.FTS.B, 20.74%, 8/18/27 21,506 21,757
APP-15602475.FP.FTS.B, 12.49%, 8/19/27 17,159 17,485
APP-15591313.FP.FTS.B, 20.74%, 8/19/27 13,383 13,548
APP-15601188.FP.FTS.B, 21.24%, 8/19/27 47,315 47,883
APP-15653079.FP.FTS.B, 21.24%, 8/19/27 9,978 10,175
APP-15721763.FP.FTS.B, 14.24%, 8/20/27 11,925 3,354
APP-15697643.FP.FTS.B, 19.24%, 8/20/27 19,602 19,873
APP-15811836.FP.FTS.B, 19.74%, 8/20/27 24,343 24,645
APP-15742698.FP.FTS.B, 20.74%, 8/20/27 19,367 19,536
APP-15745396.FP.FTS.B, 21.24%, 8/20/27 26,285 26,622
APP-15764379.FP.FTS.B, 22.24%, 8/20/27 23,961 24,089
APP-15741986.FP.FTS.B, 12.49%, 8/21/27 30,412 30,983
APP-15737768.FP.FTS.B, 17.74%, 8/21/27 17,289 17,528
APP-15499870.FP.FTS.B, 18.99%, 8/21/27 29,328 29,748
APP-15671359.FP.FTS.B, 20.24%, 8/21/27 11,744 11,852
APP-15739044.FP.FTS.B, 20.24%, 8/21/27 15,893 16,187
APP-15741019.FP.FTS.B, 20.74%, 8/21/27 19,586 19,850
APP-15602128.FP.FTS.B, 21.74%, 8/21/27 13,139 13,298
APP-15495873.FP.FTS.B, 22.24%, 8/21/27 14,717 14,863
APP-15663958.FP.FTS.B, 22.24%, 8/21/27 13,736 13,904
APP-15745269.FP.FTS.B, 22.24%, 8/21/27 15,206 15,356
APP-16024812.FP.FTS.B, 12.99%, 8/22/27 11,604 11,811
APP-15879111.FP.FTS.B, 24.99%, 8/22/27 34,471 34,995
APP-15037668.FP.FTS.B, 26.99%, 8/23/27 10,261 10,296
APP-15006613.FP.FTS.B, 23.49%, 8/25/27 8,207 8,283
APP-15038278.FP.FTS.B, 25.99%, 8/25/27 28,377 28,600
APP-14983588.FP.FTS.B, 26.99%, 8/25/27 7,447 2,680
APP-14178173.FP.FTS.B, 15.24%, 8/26/27 20,883 21,299
APP-15871509.FP.FTS.B, 20.49%, 8/26/27 17,699 17,962
APP-16071674.FP.FTS.B, 22.49%, 8/26/27 10,292 10,463
APP-15043328.FP.FTS.B, 22.74%, 8/26/27 13,138 13,252
APP-14920951.FP.FTS.B, 23.49%, 8/26/27 7,683 7,714
APP-14977194.FP.FTS.B, 26.99%, 8/26/27 11,726 11,830
APP-16053754.FP.FTS.B, 10.99%, 8/27/27 31,725 32,349
APP-15234987.FP.FTS.B, 16.74%, 8/27/27 28,470 29,034
APP-14372060.FP.FTS.B, 21.99%, 8/27/27 21,887 22,228
APP-16061296.FP.FTS.B, 23.49%, 8/27/27 13,748 13,929
APP-16074435.FP.FTS.B, 23.49%, 8/27/27 23,568 23,923
APP-12674078.FP.FTS.B, 20.24%, 8/28/27 29,876 30,387
APP-16019364.FP.FTS.B, 20.99%, 8/28/27 28,266 28,757
APP-16813915.FP.FTS.B, 19.99%, 9/04/27 19,584 19,824

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-16893024.FP.FTS.B, 19.99%, 9/04/27 $ 15,476 $ 15,683
APP-17103722.FP.FTS.B, 9.74%, 9/06/27 . 4,867 4,937
APP-17244225.FP.FTS.B, 9.49%, 9/09/27 . 20,498 20,824
APP-17250115.FP.FTS.B, 9.74%, 9/09/27 . 7,305 7,421
APP-17398424.FP.FTS.B, 18.24%, 9/12/27 9,778 9,832
APP-17433516.FP.FTS.B, 20.49%, 9/12/27 24,471 24,625
APP-17455190.FP.FTS.B, 12.74%, 9/13/27 48,761 49,440
APP-17430483.FP.FTS.B, 12.99%, 9/13/27 25,788 26,165
APP-17450366.FP.FTS.B, 21.24%, 9/13/27 11,876 6,849
APP-16817244.FP.FTS.B, 18.24%, 9/14/27 49,219 50,128
APP-15589159.FP.FTS.B, 26.74%, 9/14/27 17,631 17,726
APP-15579680.FP.FTS.B, 26.99%, 9/14/27 24,648 24,890
APP-17144021.FP.FTS.B, 12.99%, 9/15/27 22,450 22,808
APP-16652517.FP.FTS.B, 14.24%, 9/15/27 19,829 20,191
APP-16847088.FP.FTS.B, 18.24%, 9/15/27 9,849 9,975
APP-16905384.FP.FTS.B, 20.24%, 9/15/27 44,523 45,398
APP-17462032.FP.FTS.B, 20.49%, 9/15/27 15,481 15,694
APP-15593379.FP.FTS.B, 24.74%, 9/15/27 7,971 8,064
APP-15584156.FP.FTS.B, 26.99%, 9/15/27 11,445 11,707
APP-17507239.FP.FTS.B, 16.24%, 9/16/27 21,528 21,862
APP-16120987.FP.FTS.B, 17.99%, 9/16/27 15,258 15,480
APP-16896117.FP.FTS.B, 23.99%, 9/16/27 8,914 9,017
APP-16905790.FP.FTS.B, 17.74%, 9/17/27 11,580 11,823
APP-16906029.FP.FTS.B, 17.74%, 9/17/27 10,363 10,580
APP-16901085.FP.FTS.B, 22.49%, 9/17/27 17,816 18,090
APP-16806378.FP.FTS.B, 23.49%, 9/17/27 27,244 27,629
APP-16119812.FP.FTS.B, 21.74%, 9/18/27 22,477 22,807
APP-15651111.FP.FTS.B, 24.99%, 9/18/27 23,639 23,916
APP-16599721.FP.FTS.B, 13.49%, 9/19/27 18,569 18,919
APP-17029315.FP.FTS.B, 14.49%, 9/19/27 30,990 31,592
APP-16335329.FP.FTS.B, 11.24%, 9/20/27 18,259 18,611
APP-17182654.FP.FTS.B, 11.24%, 9/20/27 30,897 31,493
APP-17023882.FP.FTS.B, 13.24%, 9/20/27 13,986 14,264
APP-15706743.FP.FTS.B, 24.24%, 9/20/27 9,829 9,978
APP-15738048.FP.FTS.B, 24.99%, 9/20/27 21,000 21,368
APP-15718443.FP.FTS.B, 26.99%, 9/20/27 24,648 24,960
APP-17185981.FP.FTS.B, 11.99%, 9/21/27 30,856 31,465
APP-17104731.FP.FTS.B, 13.49%, 9/21/27 18,637 19,002
APP-17443643.FP.FTS.B, 16.99%, 9/21/27 23,553 23,872
APP-15601763.FP.FTS.B, 24.24%, 9/21/27 11,353 11,533
APP-15754577.FP.FTS.B, 24.24%, 9/21/27 11,114 11,291
APP-15757316.FP.FTS.B, 24.99%, 9/21/27 20,722 20,998
APP-15593978.FP.FTS.B, 26.74%, 9/21/27 15,421 15,554
APP-15723564.FP.FTS.B, 26.99%, 9/21/27 7,893 7,999
APP-15725666.FP.FTS.B, 26.99%, 9/21/27 7,400 7,504
APP-15726434.FP.FTS.B, 26.99%, 9/21/27 11,100 11,490
APP-15758289.FP.FTS.B, 26.99%, 9/21/27 10,360 10,500
APP-17193229.FP.FTS.B, 11.99%, 9/22/27 14,696 14,982
APP-17221012.FP.FTS.B, 15.24%, 9/22/27 24,834 25,284
APP-15432924.FP.FTS.B, 18.99%, 9/23/27 22,854 23,191
APP-13628761.FP.FTS.B, 20.99%, 9/23/27 17,890 18,160
APP-17458369.FP.FTS.B, 14.49%, 9/25/27 9,141 9,322
APP-17362213.FP.FTS.B, 18.49%, 9/25/27 19,691 20,001
APP-17450170.FP.FTS.B, 20.24%, 9/25/27 43,090 43,744
APP-17482899.FP.FTS.B, 20.49%, 9/25/27 17,266 17,521
APP-17493809.FP.FTS.B, 20.49%, 9/25/27 17,614 17,956
APP-17329208.FP.FTS.B, 20.99%, 9/25/27 17,415 17,697
APP-17440637.FP.FTS.B, 18.49%, 9/26/27 6,896 7,037
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-17418426.FP.FTS.B, 18.99%, 9/26/27 $ 24,397 $ 24,796
APP-17489430.FP.FTS.B, 8.49%, 9/27/27 . 25,678 26,172
APP-17458150.FP.FTS.B, 18.99%, 9/27/27 39,442 40,243
APP-16932202.FP.FTS.B, 25.49%,
10/17/27 .......................... 9,894 10,060
20,578,566
LendingClub Corp.
161671238.LC.FTS.B, 23.05%, 12/02/22 .. 1,204 1,204
162767581.LC.FTS.B, 16.95%, 12/04/22 .. 337 335
162479999.LC.FTS.B, 20.55%, 12/05/22 .. 748 744
162992177.LC.FTS.B, 12.4%, 12/09/22 ... 1,748 1,747
163090706.LC.FTS.B, 16.95%, 12/10/22 .. 834 835
163220471.LC.FTS.B, 17.74%, 12/12/22 .. 704 705
162268100.LC.FTS.B, 14.3%, 12/15/22 ... 224 224
163028434.LC.FTS.B, 16.12%, 12/15/22 .. 918 915
163363682.LC.FTS.B, 16.12%, 12/16/22 .. 597 596
163390766.LC.FTS.B, 16.12%, 12/19/22 .. 915 914
163448166.LC.FTS.B, 16.95%, 12/19/22 .. 1,465 1,470
163327518.LC.FTS.B, 17.74%, 12/19/22 .. 355 355
163194660.LC.FTS.B, 17.74%, 12/20/22 .. 749 751
149590838.LC.FTS.B, 13.9%, 12/22/22 ... 1,718 1,445
163915234.LC.FTS.B, 15.24%, 12/27/22 .. 450 453
163186720.LC.FTS.B, 16.95%, 12/27/22 .. 593 596
163933698.LC.FTS.B, 20.55%, 12/27/22 .. 730 738
163740957.LC.FTS.B, 14.3%, 12/28/22 ... 2,111 2,114
163615047.LC.FTS.B, 17.74%, 12/30/22 .. 277 275
163873718.LC.FTS.B, 11.71%, 1/01/23 ... 845 839
164313833.LC.FTS.B, 20.55%, 1/03/23 ... 163 163
164452270.LC.FTS.B, 18.62%, 1/07/23 ... 795 796
164807641.LC.FTS.B, 13.08%, 1/13/23 ... 793 788
163938962.LC.FTS.B, 15.24%, 1/14/23 ... 3,387 3,376
164523947.LC.FTS.B, 11.71%, 1/15/23 ... 1,200 1,193
165398947.LC.FTS.B, 11.71%, 1/22/23 ... 516 515
164188266.LC.FTS.B, 15.24%, 1/22/23 ... 1,729 1,734
165395702.LC.FTS.B, 15.24%, 1/22/23 ... 2,137 2,142
165332907.LC.FTS.B, 16.12%, 1/22/23 ... 3,440 3,441
165482731.LC.FTS.B, 13.08%, 1/24/23 ... 871 871
164278211.LC.FTS.B, 20.55%, 1/25/23 ... 2,519 2,533
165641716.LC.FTS.B, 11.71%, 1/27/23 ... 1,345 1,345
165589652.LC.FTS.B, 13.08%, 1/27/23 ... 495 494
165702194.LC.FTS.B, 20.55%, 2/03/23 ... 1,005 1,003
166121622.LC.FTS.B, 18.62%, 2/04/23 ... 3,305 3,301
166197102.LC.FTS.B, 18.62%, 2/05/23 ... 1,491 1,490
165981000.LC.FTS.B, 13.08%, 2/08/23 ... 160 158
162957826.LC.FTS.B, 16.12%, 2/24/23 ... 1,464 1,456
166629231.LC.FTS.B, 23.05%, 2/26/23 ... 443 447
167285479.LC.FTS.B, 20.55%, 2/28/23 ... 4,259 4,278
167583337.LC.FTS.B, 23.05%, 3/02/23 ... 3,911 3,876
164584304.LC.FTS.B, 20.55%, 3/09/23 ... 5,964 5,916
167708608.LC.FTS.B, 15.24%, 3/11/23 ... 1,976 1,964
167810019.LC.FTS.B, 16.12%, 3/12/23 ... 2,504 2,489
168302195.LC.FTS.B, 16.95%, 3/13/23 ... 342 340
167835280.LC.FTS.B, 14.3%, 3/15/23 ... 457 454
168164628.LC.FTS.B, 12.4%, 3/16/23 ... 4,049 4,018
168460211.LC.FTS.B, 14.3%, 3/20/23 .... 1,328 1,317
165101135.LC.FTS.B, 16.95%, 3/22/23 ... 2,213 2,191
166686897.LC.FTS.B, 12.4%, 4/14/23 ... 6,490 6,403

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
167579044.LC.FTS.B, 17.74%, 5/02/23 ... $ 3,391 $ 3,310
167581364.LC.FTS.B, 17.74%, 5/12/23 ... 1,326 1,293
167078819.LC.FTS.B, 16.12%, 5/21/23 ... 3,266 407
159138425.LC.FTS.B, 17.74%, 5/23/23 ... 1,300 1,297
164987116.LC.FTS.B, 18.62%, 6/02/23 ... 2,489 2,433
154927042.LC.FTS.B, Zero Cpn, 7/23/23 . 1,468 218
140347396.LC.FTS.B, 19.92%, 9/19/23 ... 2,579 2,569
140563373.LC.FTS.B, 19.92%, 9/19/23 ... 5,945 5,936
139794780.LC.FTS.B, 20.89%, 10/01/23 .. 3,480 3,479
141248487.LC.FTS.B, 22.35%, 10/02/23 .. 2,896 2,873
141292024.LC.FTS.B, Zero Cpn, 10/03/23 10,812 2,041
141355465.LC.FTS.B, 12.73%, 10/04/23 .. 5,071 4,975
141419104.LC.FTS.B, 12.73%, 10/05/23 .. 7,099 6,967
140103085.LC.FTS.B, 17.97%, 10/05/23 .. 2,977 1,188
141426366.LC.FTS.B, 17.97%, 10/05/23 .. 3,290 3,275
141403690.LC.FTS.B, 18.94%, 10/05/23 .. 8,435 8,389
141374572.LC.FTS.B, 27.27%, 10/05/23 .. 3,831 3,831
141079587.LC.FTS.B, 26.31%, 10/12/23 .. 6,926 6,915
141363707.LC.FTS.B, 12.73%, 10/15/23 .. 6,085 5,975
142058835.LC.FTS.B, Zero Cpn, 10/17/23 13,036 4,750
142148879.LC.FTS.B, 20.89%, 10/18/23 .. 6,526 6,563
142086634.LC.FTS.B, 12.73%, 10/19/23 .. 8,824 8,668
140814129.LC.FTS.B, 17.97%, 10/19/23 .. 3,045 3,051
142075506.LC.FTS.B, 26.31%, 10/19/23 .. 7,556 7,565
141783977.LC.FTS.B, 12.73%, 10/20/23 .. 7,860 7,722
142298949.LC.FTS.B, 14.47%, 10/24/23 .. 9,142 9,022
141649491.LC.FTS.B, 19.92%, 10/24/23 .. 9,997 10,032
141082564.LC.FTS.B, 11.06%, 10/25/23 .. 4,926 4,829
142149600.LC.FTS.B, 11.06%, 10/25/23 .. 3,694 3,626
142127711.LC.FTS.B, 12.73%, 10/25/23 .. 7,606 7,476
142527519.LC.FTS.B, 16.91%, 10/25/23 .. 9,526 9,377
141269019.LC.FTS.B, 19.92%, 10/25/23 .. 4,284 4,301
141422940.LC.FTS.B, 20.89%, 10/25/23 .. 6,380 6,434
142187067.LC.FTS.B, 11.55%, 10/26/23 .. 6,110 5,993
142579027.LC.FTS.B, 16.14%, 10/26/23 .. 3,223 3,182
142829106.LC.FTS.B, 10.08%, 10/30/23 .. 5,222 5,116
142789084.LC.FTS.B, 10.47%, 10/30/23 .. 4,205 4,115
162565626.LC.FTS.B, 16.95%, 10/30/23 .. 3,080 2,990
142225547.LC.FTS.B, 20.89%, 10/30/23 .. 6,430 6,448
142579350.LC.FTS.B, 20.89%, 10/30/23 .. 3,115 3,109
142456892.LC.FTS.B, 11.55%, 11/02/23 .. 9,479 9,251
143063671.LC.FTS.B, 10.72%, 11/13/23 .. 4,328 4,247
143378025.LC.FTS.B, 8.81%, 11/14/23 ... 10,213 10,098
143428192.LC.FTS.B, 11.8%, 11/14/23 ... 3,227 3,160
142640425.LC.FTS.B, 10.47%, 11/16/23 .. 4,469 4,378
166785571.LC.FTS.B, 11.71%, 11/18/23 .. 6,025 5,833
143835362.LC.FTS.B, 18.94%, 11/19/23 .. 8,465 8,425
143664720.LC.FTS.B, 11.8%, 11/21/23 ... 5,379 5,270
142526281.LC.FTS.B, 14.47%, 11/21/23 .. 11,477 8,990
143411489.LC.FTS.B, Zero Cpn, 11/23/23 8,841 2,596
143453403.LC.FTS.B, 10.33%, 11/26/23 .. 4,196 4,124
144194761.LC.FTS.B, 8.81%, 11/28/23 ... 10,213 10,102
144173279.LC.FTS.B, 10.72%, 11/28/23 .. 7,829 7,677
144219844.LC.FTS.B, 12.98%, 11/28/23 .. 5,170 926
144230589.LC.FTS.B, 12.98%, 11/28/23 .. 8,233 8,089
144195034.LC.FTS.B, 19.92%, 11/28/23 .. 3,683 3,694
144228163.LC.FTS.B, 14.47%, 11/29/23 .. 6,024 5,891
143073416.LC.FTS.B, 19.92%, 11/29/23 .. 7,209 7,125
Description
Principal
Amount Value
LendingClub Corp. (continued)
144128930.LC.FTS.B, 10.72%, 11/30/23 .. $ 3,680 $ 3,599
144026346.LC.FTS.B, 17.97%, 11/30/23 .. 9,230 9,257
144280900.LC.FTS.B, 17.97%, 12/04/23 .. 9,831 9,732
144473095.LC.FTS.B, 18.94%, 12/04/23 .. 3,554 3,511
144492132.LC.FTS.B, 18.94%, 12/06/23 .. 5,236 5,159
144556102.LC.FTS.B, 18.94%, 12/06/23 .. 2,824 2,786
145024597.LC.FTS.B, 11.8%, 12/14/23 ... 6,895 6,741
143737299.LC.FTS.B, 15.02%, 12/18/23 .. 8,007 7,822
140759388.LC.FTS.B, 23.4%, 12/18/23 ... 12,525 9,676
145295088.LC.FTS.B, 10.72%, 12/21/23 .. 3,170 3,105
145216495.LC.FTS.B, 11.8%, 12/21/23 ... 2,883 2,819
145263254.LC.FTS.B, 11.8%, 12/21/23 ... 3,892 3,806
145296187.LC.FTS.B, 12.98%, 12/21/23 .. 6,350 6,225
163835974.LC.FTS.B, 10%, 12/31/23 .... 1,409 1,246
145611420.LC.FTS.B, 10.72%, 12/31/23 .. 6,035 5,901
145280246.LC.FTS.B, 20.89%, 12/31/23 .. 3,530 3,541
145642678.LC.FTS.B, Zero Cpn, 1/02/24 . 5,101 2,153
145183021.LC.FTS.B, 10.33%, 1/03/24 ... 7,501 7,332
145710063.LC.FTS.B, 10.72%, 1/03/24 ... 6,984 6,833
146037087.LC.FTS.B, 12.98%, 1/10/24 ... 4,700 4,594
146110320.LC.FTS.B, 11.8%, 1/11/24 .... 6,148 5,995
144986124.LC.FTS.B, 17.97%, 1/14/24 ... 6,773 6,727
146358264.LC.FTS.B, 18.94%, 1/16/24 ... 5,159 5,084
142542297.LC.FTS.B, 11.55%, 1/21/24 ... 6,056 5,904
146449830.LC.FTS.B, 11.8%, 1/23/24 .... 3,689 3,599
146360497.LC.FTS.B, 12.98%, 1/23/24 ... 9,776 9,565
146570696.LC.FTS.B, 14.47%, 1/23/24 ... 6,291 6,147
145950191.LC.FTS.B, 18.94%, 1/23/24 ... 7,388 7,323
146382976.LC.FTS.B, 16.91%, 1/24/24 ... 6,665 6,520
146822604.LC.FTS.B, 17.97%, 1/25/24 ... 3,394 3,373
146347023.LC.FTS.B, Zero Cpn, 1/29/24 . 7,514 3,374
146986250.LC.FTS.B, 10.72%, 1/29/24 ... 8,018 7,810
146951890.LC.FTS.B, 12.98%, 1/30/24 ... 3,989 3,889
146832728.LC.FTS.B, 15.02%, 1/30/24 ... 3,431 3,334
146154250.LC.FTS.B, 17.97%, 1/30/24 ... 5,089 5,053
147059235.LC.FTS.B, 15.02%, 1/31/24 ... 6,856 6,697
147087179.LC.FTS.B, Zero Cpn, 2/04/24 . 4,389 692
146171882.LC.FTS.B, 17.97%, 2/05/24 ... 6,105 6,011
144718606.LC.FTS.B, 17.97%, 2/10/24 ... 11,845 11,654
147312249.LC.FTS.B, 11.8%, 2/18/24 .... 13,054 12,712
147424780.LC.FTS.B, 19.92%, 2/20/24 ... 3,282 3,255
145533215.LC.FTS.B, 11.8%, 2/29/24 .... 7,317 7,091
148255751.LC.FTS.B, 12.4%, 3/05/24 ... 5,225 5,088
148398539.LC.FTS.B, 15.57%, 3/05/24 ... 4,384 4,263
148465404.LC.FTS.B, 17.97%, 3/06/24 ... 7,569 7,432
148318987.LC.FTS.B, 13.9%, 3/07/24 ... 4,879 1,847
148594665.LC.FTS.B, 17.19%, 3/11/24 ... 4,118 4,000
148704813.LC.FTS.B, 13.9%, 3/12/24 ... 12,473 12,157
148710415.LC.FTS.B, 20%, 3/12/24 ..... 13,631 13,418
148695672.LC.FTS.B, 22.5%, 3/12/24 ... 4,767 4,691
148849654.LC.FTS.B, Zero Cpn, 3/15/24 . 8,107 732
148165215.LC.FTS.B, 15.57%, 3/15/24 ... 11,916 11,553
148285066.LC.FTS.B, 17.97%, 3/15/24 ... 13,092 12,943
143646902.LC.FTS.B, 13.56%, 3/16/24 ... 5,902 5,523
148729378.LC.FTS.B, 15.57%, 3/16/24 ... 11,029 10,723
148686543.LC.FTS.B, 16.4%, 3/16/24 ... 9,276 9,018
148530582.LC.FTS.B, Zero Cpn, 3/18/24 . 16,196 1,548
148898730.LC.FTS.B, 13.9%, 3/18/24 ... 12,473 12,172

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
146454152.LC.FTS.B, 16.14%, 3/18/24 ... $ 5,211 $ 5,048
148905494.LC.FTS.B, 16.4%, 3/18/24 ... 7,593 5,889
148912242.LC.FTS.B, 20%, 3/18/24 ..... 10,903 10,795
148124381.LC.FTS.B, 16.4%, 3/23/24 ... 13,635 13,275
149314316.LC.FTS.B, 10.33%, 3/26/24 ... 4,295 4,170
149281358.LC.FTS.B, 12.4%, 3/26/24 ... 8,562 8,348
149315507.LC.FTS.B, 13.08%, 3/26/24 ... 7,039 6,869
149128960.LC.FTS.B, 10.33%, 4/01/24 ... 8,889 8,642
148529602.LC.FTS.B, 15.57%, 4/01/24 ... 3,862 3,736
149673312.LC.FTS.B, 14.74%, 4/03/24 ... 3,799 3,685
150025532.LC.FTS.B, 15.57%, 4/10/24 ... 11,535 11,201
150130575.LC.FTS.B, 13.9%, 4/12/24 ... 15,010 14,600
150116474.LC.FTS.B, 20%, 4/12/24 ..... 5,216 5,142
150114171.LC.FTS.B, 16.4%, 4/15/24 .... 9,474 9,212
150196309.LC.FTS.B, 17.97%, 4/15/24 ... 5,569 5,492
150114686.LC.FTS.B, 13.9%, 4/16/24 .... 3,752 3,652
150135171.LC.FTS.B, 15.57%, 4/16/24 ... 7,690 7,477
150302648.LC.FTS.B, 15.57%, 4/17/24 ... 7,690 7,478
150457673.LC.FTS.B, 20%, 4/22/24 ..... 8,182 8,092
150622391.LC.FTS.B, 13.9%, 4/23/24 ... 9,381 9,144
150627709.LC.FTS.B, 20%, 4/23/24 ..... 6,136 6,071
150850415.LC.FTS.B, 12.4%, 4/30/24 ... 6,180 6,002
150774924.LC.FTS.B, 17.19%, 5/01/24 ... 6,188 5,984
150851475.LC.FTS.B, 20%, 5/08/24 ..... 9,714 9,518
151444001.LC.FTS.B, 14.74%, 5/09/24 ... 4,784 4,635
151467501.LC.FTS.B, 20%, 5/09/24 ..... 9,115 8,948
150332126.LC.FTS.B, 16.4%, 5/10/24 ... 8,211 7,935
151545441.LC.FTS.B, 17.97%, 5/10/24 ... 4,177 4,085
151702888.LC.FTS.B, 17.97%, 5/20/24 ... 4,646 4,559
152146150.LC.FTS.B, 13.9%, 5/22/24 ... 13,900 13,491
151690420.LC.FTS.B, 17.97%, 5/23/24 ... 7,167 7,041
152159254.LC.FTS.B, Zero Cpn, 5/24/24 . 12,079 5,838
152303972.LC.FTS.B, Zero Cpn, 5/24/24 . 14,769 6,957
151495173.LC.FTS.B, 12.4%, 5/24/24 ... 8,866 8,623
151810309.LC.FTS.B, 13.08%, 5/24/24 ... 7,785 7,569
152319286.LC.FTS.B, 13.9%, 5/24/24 ... 3,939 3,832
151897315.LC.FTS.B, 20%, 5/25/24 ..... 7,774 7,651
151979821.LC.FTS.B, 13.9%, 5/28/24 ... 7,903 7,675
147890443.LC.FTS.B, 11.02%, 6/05/24 ... 16,766 16,177
152166562.LC.FTS.B, 16.4%, 6/10/24 ... 6,347 6,134
152765318.LC.FTS.B, 17.19%, 6/11/24 ... 6,469 6,252
152970058.LC.FTS.B, 13.08%, 6/12/24 ... 15,490 15,012
153141113.LC.FTS.B, 13.08%, 6/12/24 ... 8,152 7,901
153172761.LC.FTS.B, 16.12%, 6/12/24 ... 8,503 8,249
143514004.LC.FTS.B, 11.8%, 6/14/24 .... 4,604 4,117
149882426.LC.FTS.B, 12.4%, 6/15/24 ... 8,547 8,255
153568662.LC.FTS.B, 16.12%, 6/17/24 ... 4,591 4,459
150392604.LC.FTS.B, 17.97%, 6/18/24 ... 14,261 13,860
153720322.LC.FTS.B, 12.4%, 6/20/24 ... 8,478 8,224
153272535.LC.FTS.B, 14.3%, 6/20/24 ... 6,304 6,114
153211777.LC.FTS.B, 15.24%, 6/20/24 ... 4,396 4,263
152666177.LC.FTS.B, 15.57%, 6/20/24 ... 7,128 6,887
150145329.LC.FTS.B, 20%, 6/22/24 ..... 7,943 757
153987117.LC.FTS.B, 12.4%, 6/24/24 .... 8,498 8,245
152550358.LC.FTS.B, 14.74%, 6/24/24 ... 6,258 6,067
153754650.LC.FTS.B, 16.95%, 6/27/24 ... 9,663 9,384
154462977.LC.FTS.B, 16.12%, 7/01/24 ... 4,436 4,283
154940690.LC.FTS.B, 16.12%, 7/09/24 ... 11,788 11,399
Description
Principal
Amount Value
LendingClub Corp. (continued)
150616815.LC.FTS.B, 17.97%, 7/09/24 ... $ 5,940 $ 5,734
151679657.LC.FTS.B, 13.9%, 7/14/24 ... 8,250 7,968
154267934.LC.FTS.B, 14.3%, 7/15/24 ... 16,440 15,882
154396924.LC.FTS.B, 16.95%, 7/15/24 ... 14,770 2,638
155232104.LC.FTS.B, 17.74%, 7/15/24 ... 4,530 4,386
154935107.LC.FTS.B, 20%, 7/15/24 ..... 4,848 4,739
150328755.LC.FTS.B, 13.08%, 7/17/24 ... 4,515 4,353
155164991.LC.FTS.B, 15.24%, 7/18/24 ... 17,536 16,998
155293215.LC.FTS.B, 16.95%, 7/18/24 ... 5,717 5,541
155579797.LC.FTS.B, 17.74%, 7/19/24 ... 10,130 9,786
151997574.LC.FTS.B, 16.4%, 7/21/24 ... 16,721 15,188
154020911.LC.FTS.B, 16.95%, 7/22/24 ... 8,968 8,698
155717890.LC.FTS.B, 15.24%, 7/23/24 ... 4,384 4,253
152054930.LC.FTS.B, 13.9%, 7/24/24 ... 5,731 5,519
154994847.LC.FTS.B, 14.3%, 7/25/24 ... 4,687 4,538
151707588.LC.FTS.B, 14.74%, 7/29/24 ... 9,669 9,231
155334080.LC.FTS.B, 16.12%, 7/29/24 ... 18,641 17,979
155246628.LC.FTS.B, 17.74%, 7/30/24 ... 5,124 4,942
156078988.LC.FTS.B, 17.74%, 7/30/24 ... 11,781 11,345
156134234.LC.FTS.B, 17.74%, 7/30/24 ... 4,712 4,538
155823373.LC.FTS.B, 15.24%, 7/31/24 ... 14,048 13,613
155931737.LC.FTS.B, 17.74%, 8/01/24 ... 12,030 11,589
156198752.LC.FTS.B, 16.95%, 8/10/24 ... 7,070 6,804
156287957.LC.FTS.B, 14.3%, 8/11/24 .... 17,016 16,386
156793211.LC.FTS.B, 16.95%, 8/12/24 ... 10,266 9,908
157020009.LC.FTS.B, 15.24%, 8/16/24 ... 11,210 1,358
157194796.LC.FTS.B, 15.24%, 8/19/24 ... 18,261 17,655
157221111.LC.FTS.B, 16.12%, 8/19/24 ... 15,439 14,933
157178824.LC.FTS.B, 16.12%, 8/20/24 ... 5,541 5,357
146385161.LC.FTS.B, 18.94%, 8/22/24 ... 11,297 10,881
153537119.LC.FTS.B, 16.12%, 8/25/24 ... 4,519 4,376
157513361.LC.FTS.B, 12.4%, 8/26/24 ... 13,191 12,748
156816513.LC.FTS.B, 15.24%, 8/26/24 ... 11,413 11,052
157472465.LC.FTS.B, 16.12%, 8/26/24 ... 5,541 5,365
156805347.LC.FTS.B, 17.74%, 8/26/24 ... 8,055 7,783
156982194.LC.FTS.B, 14.3%, 8/27/24 ... 7,466 7,233
157328472.LC.FTS.B, 14.3%, 8/27/24 ... 10,086 9,675
157600114.LC.FTS.B, 16.95%, 8/27/24 ... 4,666 4,519
157742410.LC.FTS.B, 13.08%, 8/28/24 ... 5,662 5,465
157585737.LC.FTS.B, 15.24%, 8/28/24 ... 7,467 7,235
157148290.LC.FTS.B, 14.3%, 8/29/24 ... 11,655 11,215
156938647.LC.FTS.B, 16.12%, 8/31/24 ... 16,100 15,520
158081866.LC.FTS.B, 16.12%, 9/05/24 ... 13,431 12,914
158348386.LC.FTS.B, 16.95%, 9/09/24 ... 9,667 1,135
158175447.LC.FTS.B, 17.74%, 9/10/24 ... 17,126 16,480
157148207.LC.FTS.B, 17.74%, 9/11/24 ... 8,406 8,104
154931535.LC.FTS.B, 17.74%, 9/15/24 ... 13,102 12,589
155293915.LC.FTS.B, 13.08%, 9/16/24 ... 9,747 8,575
157912310.LC.FTS.B, 17.74%, 9/16/24 ... 8,853 8,512
158272069.LC.FTS.B, 17.74%, 9/18/24 ... 9,554 7,292
159010378.LC.FTS.B, 17.74%, 9/19/24 ... 11,708 11,266
154841821.LC.FTS.B, 16.12%, 9/22/24 ... 9,976 9,548
157396742.LC.FTS.B, 15.24%, 9/23/24 ... 16,745 16,124
155360790.LC.FTS.B, 15.24%, 9/25/24 ... 7,677 7,354
140328850.LC.FTS.B, 19.92%, 9/25/24 ... 10,399 9,899
150161543.LC.FTS.B, 14.74%, 9/27/24 ... 11,358 10,375
150551318.LC.FTS.B, 20%, 9/29/24 ..... 15,449 15,074
159435722.LC.FTS.B, 12.4%, 9/30/24 ... 9,498 9,121

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
159372853.LC.FTS.B, 13.08%, 10/01/24 .. $ 10,060 $ 9,661
157020689.LC.FTS.B, 14.3%, 10/05/24 ... 21,798 20,671
156927320.LC.FTS.B, 16.12%, 10/16/24 .. 10,344 9,943
160079994.LC.FTS.B, 13.08%, 10/17/24 .. 14,417 13,845
150241560.LC.FTS.B, 5%, 10/21/24 ..... 4,871 4,735
160529999.LC.FTS.B, 16.95%, 10/22/24 .. 6,003 5,776
160490410.LC.FTS.B, 15.24%, 10/25/24 .. 19,683 18,960
142083793.LC.FTS.B, 24.37%, 10/25/24 .. 8,058 7,550
148711863.LC.FTS.B, 16.4%, 10/27/24 ... 5,147 4,937
161573592.LC.FTS.B, 12.4%, 11/07/24 ... 10,420 9,990
154797502.LC.FTS.B, 16.12%, 11/09/24 .. 7,183 6,527
161593900.LC.FTS.B, 13.08%, 11/12/24 .. 2,641 2,535
161740410.LC.FTS.B, 17.74%, 11/14/24 .. 10,562 10,121
158052058.LC.FTS.B, 14.3%, 11/18/24 ... 5,738 5,458
158896888.LC.FTS.B, 16.95%, 11/18/24 .. 8,343 8,080
162085568.LC.FTS.B, 16.95%, 11/19/24 .. 10,397 9,973
161519546.LC.FTS.B, 13.08%, 11/20/24 .. 20,053 15,187
162054102.LC.FTS.B, 14.3%, 11/20/24 ... 11,595 11,132
146595623.LC.FTS.B, 13.56%, 11/22/24 .. 8,201 1,461
162378603.LC.FTS.B, 16.12%, 11/25/24 .. 12,356 11,869
162458601.LC.FTS.B, 16.95%, 11/26/24 .. 10,263 1,893
162329802.LC.FTS.B, 20.55%, 11/26/24 .. 8,120 7,905
155404759.LC.FTS.B, 12.4%, 11/29/24 ... 5,040 4,408
161925646.LC.FTS.B, Zero Cpn, 11/30/24 12,611 5,362
144940694.LC.FTS.B, 11.8%, 11/30/24 ... 10,035 8,743
158914371.LC.FTS.B, 16.12%, 11/30/24 .. 15,531 14,671
156204742.LC.FTS.B, 16.95%, 11/30/24 .. 10,929 4,016
162770667.LC.FTS.B, 11.02%, 12/04/24 .. 13,830 13,226
162767538.LC.FTS.B, 12.4%, 12/04/24 ... 7,642 7,309
161969346.LC.FTS.B, 20.55%, 12/05/24 .. 5,586 5,375
163060832.LC.FTS.B, 16.12%, 12/09/24 .. 6,784 6,474
162981224.LC.FTS.B, 20.55%, 12/10/24 .. 7,820 7,536
145998409.LC.FTS.B, 12.98%, 12/14/24 .. 7,989 6,999
163112532.LC.FTS.B, 14.3%, 12/16/24 ... 8,373 7,984
163046946.LC.FTS.B, 15.24%, 12/16/24 .. 10,535 10,070
163060788.LC.FTS.B, 13.08%, 12/17/24 .. 10,273 9,837
153895344.LC.FTS.B, 13.08%, 12/20/24 .. 15,071 14,441
163411239.LC.FTS.B, 13.08%, 12/20/24 .. 7,704 7,381
163604356.LC.FTS.B, 16.95%, 12/20/24 .. 14,273 13,659
151324492.LC.FTS.B, 20%, 12/20/24 .... 8,252 7,945
159761945.LC.FTS.B, 16.95%, 12/23/24 .. 9,338 8,977
163583417.LC.FTS.B, 20.55%, 12/23/24 .. 5,468 5,294
162845037.LC.FTS.B, 17.74%, 12/24/24 .. 9,057 6,867
160896111.LC.FTS.B, 14.3%, 12/25/24 ... 6,384 6,165
148932528.LC.FTS.B, 17.19%, 12/25/24 .. 12,191 11,033
164220289.LC.FTS.B, 16.95%, 1/02/25 ... 11,398 10,839
161662827.LC.FTS.B, 20.55%, 1/12/25 ... 5,512 5,345
164744577.LC.FTS.B, 13.08%, 1/13/25 ... 11,227 10,718
164731071.LC.FTS.B, 18.62%, 1/13/25 ... 5,641 5,425
164615141.LC.FTS.B, Zero Cpn, 1/14/25 . 4,173 1,089
164918973.LC.FTS.B, Zero Cpn, 1/15/25 . 11,524 5,243
165056556.LC.FTS.B, 20.55%, 1/17/25 ... 9,179 8,848
164591978.LC.FTS.B, 12.4%, 1/21/25 ... 13,163 12,583
165397300.LC.FTS.B, 14.3%, 1/22/25 ... 5,717 5,458
165469392.LC.FTS.B, 14.3%, 1/23/25 ... 5,329 5,091
164059283.LC.FTS.B, 17.74%, 1/23/25 ... 4,328 4,191
165808132.LC.FTS.B, 20.55%, 1/29/25 ... 6,562 6,262
150351615.LC.FTS.B, Zero Cpn, 1/31/25 . 15,709 7,772
Description
Principal
Amount Value
LendingClub Corp. (continued)
165938778.LC.FTS.B, 20.55%, 2/03/25 ... $ 7,106 $ 6,787
165780834.LC.FTS.B, 13.08%, 2/05/25 ... 7,881 7,509
155027113.LC.FTS.B, 17.97%, 2/10/25 ... 11,247 10,702
166250533.LC.FTS.B, 17.74%, 2/15/25 ... 5,770 5,476
166781902.LC.FTS.B, 13.08%, 2/18/25 ... 8,212 7,834
147752141.LC.FTS.B, Zero Cpn, 2/19/25 . 20,034 1,376
166943124.LC.FTS.B, 15.24%, 2/20/25 ... 5,503 5,240
165810247.LC.FTS.B, 18.62%, 2/24/25 ... 8,193 7,770
166773880.LC.FTS.B, 10.33%, 2/28/25 ... 10,688 10,190
164041557.LC.FTS.B, 12.4%, 2/28/25 ... 19,332 18,343
167785877.LC.FTS.B, 15.24%, 3/04/25 ... 17,316 16,334
168256441.LC.FTS.B, 17.74%, 3/13/25 ... 17,762 16,833
167908793.LC.FTS.B, 14.3%, 3/16/25 ... 6,819 6,458
168305153.LC.FTS.B, 13.08%, 3/20/25 ... 12,630 12,009
154235097.LC.FTS.B, 14.3%, 3/20/25 ... 4,974 4,726
167744357.LC.FTS.B, 14.3%, 3/23/25 ... 9,185 8,703
165296350.LC.FTS.B, 13.08%, 3/27/25 ... 24,919 23,483
143917879.LC.FTS.B, 16.91%, 3/29/25 ... 15,690 14,038
165924076.LC.FTS.B, 18.62%, 4/04/25 ... 11,200 10,503
149957207.LC.FTS.B, 17.19%, 4/09/25 ... 18,048 16,139
166119968.LC.FTS.B, Zero Cpn, 4/19/25 . 19,556 1,878
162782888.LC.FTS.B, 16.95%, 5/25/25 ... 21,156 19,995
149399946.LC.FTS.B, 20%, 6/09/25 ..... 19,976 3,709
164040576.LC.FTS.B, 13.08%, 7/12/25 ... 15,677 14,785
159782705.LC.FTS.B, 17.74%, 8/13/25 ... 23,102 20,631
165650569.LC.FTS.B, 13.08%, 9/30/25 ... 17,897 16,815
154080835.LC.FTS.B, 16.95%, 10/15/25 .. 14,547 13,525
162625908.LC.FTS.B, 15%, 2/17/26 ..... 15,207 12,236
167975428.LC.FTS.B, 14.3%, 4/17/26 ... 29,780 22,071
158364500.LC.FTS.B, 14.3%, 9/09/32 ... 2,478 2,067
158336156.LC.FTS.B, 17.74%, 9/23/32 ... 3,578 3,442
159824306.LC.FTS.B, 17.74%, 10/04/32 .. 1,125 1,119
159906657.LC.FTS.B, 17.74%, 10/08/32 .. 946 948
160928296.LC.FTS.B, 17.74%, 10/29/32 .. 5,375 5,170
160892664.LC.FTS.B, 13.08%, 10/30/32 .. 178 178
159868781.LC.FTS.B, 18.62%, 10/30/32 .. 423 425
155784469.LC.FTS.B, Zero Cpn, 10/31/32 340 32
162163074.LC.FTS.B, 17.74%, 11/04/32 .. 3,517 98
158754454.LC.FTS.B, 16.12%, 11/05/32 .. 66 66
158532011.LC.FTS.B, 16.95%, 11/10/32 .. 68 68
161421905.LC.FTS.B, 18.62%, 11/13/32 .. 126 126
161690374.LC.FTS.B, 13.08%, 11/15/32 .. 333 334
161942065.LC.FTS.B, 17.74%, 11/15/32 .. 8,679 412
141408322.LC.FTS.B, 5%, 11/17/32 ..... 831 660
162124367.LC.FTS.B, 11.71%, 11/19/32 .. 3,290 3,209
161908164.LC.FTS.B, 16.95%, 11/19/32 .. 369 369
162135214.LC.FTS.B, 16.95%, 11/19/32 .. 351 352
162174058.LC.FTS.B, 18.62%, 11/20/32 .. 7,960 7,838
162083664.LC.FTS.B, 15.24%, 11/22/32 .. 2,262 1,936
159100492.LC.FTS.B, 17.74%, 11/23/32 .. 1,384 1,384
162318404.LC.FTS.B, 18.62%, 11/25/32 .. 4,908 4,931
162363569.LC.FTS.B, 18.62%, 11/25/32 .. 1,926 1,914
162107805.LC.FTS.B, 16.95%, 11/26/32 .. 492 494
162343065.LC.FTS.B, 11.02%, 11/27/32 .. 2,348 2,336
162249312.LC.FTS.B, 20.55%, 11/27/32 .. 385 389
160772190.LC.FTS.B, 14.3%, 11/28/32 ... 298 299
162032578.LC.FTS.B, 20.55%, 11/28/32 .. 515 518

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
$ 2,565,863
LendingClub Corp. - LCX
162930061.LC.FTS.B, 16.95%, 12/18/22 .. $ 2,093 2,103
164125541.LC.FTS.B, 16.95%, 1/02/23 ... 1,043 1,024
164731364.LC.FTS.B, 13.08%, 1/14/23 ... 1,579 1,576
165205224.LC.FTS.B, 20.55%, 1/21/23 ... 1,520 1,535
165505968.LC.FTS.B, 8.81%, 1/24/23 ... 497 496
165519480.LC.FTS.B, 8.81%, 1/24/23 ... 262 262
165327819.LC.FTS.B, 11.02%, 1/24/23 ... 676 674
164155694.LC.FTS.B, 18.62%, 1/26/23 ... 540 544
164217321.LC.FTS.B, 11.71%, 1/27/23 ... 3,393 3,388
165487132.LC.FTS.B, 15.24%, 1/27/23 ... 245 245
165645688.LC.FTS.B, 10.33%, 1/28/23 ... 3,643 3,636
167239205.LC.FTS.B, 17.74%, 2/24/23 ... 167 163
163851574.LC.FTS.B, 16.12%, 2/25/23 ... 6,265 5,891
166083169.LC.FTS.B, 14.3%, 2/27/23 ... 3,339 3,248
163380405.LC.FTS.B, 8.81%, 2/28/23 ... 910 892
167727983.LC.FTS.B, 16.12%, 3/05/23 ... 1,353 1,317
167827356.LC.FTS.B, 8.81%, 3/09/23 ... 3,723 3,648
167966066.LC.FTS.B, 11.02%, 3/09/23 ... 638 623
168530477.LC.FTS.B, 14.3%, 3/17/23 ... 606 595
164999071.LC.FTS.B, 18.62%, 3/22/23 ... 2,856 2,860
153814014.LC.FTS.B, 6.46%, 3/26/23 ... 2,280 2,274
166679234.LC.FTS.B, 15.24%, 4/14/23 ... 3,527 3,339
166931707.LC.FTS.B, 15.24%, 4/19/23 ... 2,350 2,268
166112715.LC.FTS.B, 16.95%, 4/20/23 ... 7,122 858
167427040.LC.FTS.B, 10.33%, 4/27/23 ... 5,044 4,875
167476094.LC.FTS.B, 17.74%, 4/28/23 ... 3,730 3,555
168288460.LC.FTS.B, 8.81%, 5/19/23 ... 7,860 7,508
166140806.LC.FTS.B, 16.95%, 6/18/23 ... 3,823 3,564
155372506.LC.FTS.B, 15.24%, 8/06/23 ... 5,353 5,240
163697878.LC.FTS.B, Zero Cpn, 9/30/23 . 4,113 386
167087629.LC.FTS.B, 16.95%, 11/28/23 .. 8,147 7,436
164610022.LC.FTS.B, 5%, 1/20/24 ...... 5,016 4,653
151384503.LC.FTS.B, Zero Cpn, 5/10/24 . 23,204 9,891
151548915.LC.FTS.B, 10.33%, 5/10/24 ... 3,738 3,661
151286105.LC.FTS.B, 11.71%, 5/10/24 ... 11,446 11,213
151948521.LC.FTS.B, 17.97%, 5/31/24 ... 5,223 5,284
153303203.LC.FTS.B, 28.8%, 7/09/24 ... 8,057 7,390
154810918.LC.FTS.B, 14.3%, 7/25/24 ... 8,279 8,158
155815338.LC.FTS.B, 14.3%, 7/25/24 ... 4,925 4,851
155872968.LC.FTS.B, 14.3%, 7/25/24 ... 6,493 6,398
155883207.LC.FTS.B, 15.24%, 7/25/24 ... 5,589 5,507
155893259.LC.FTS.B, 15.24%, 7/25/24 ... 15,344 15,120
155929091.LC.FTS.B, 15.24%, 7/25/24 ... 6,576 6,479
155438958.LC.FTS.B, 16.12%, 7/25/24 ... 6,475 6,294
155673715.LC.FTS.B, 16.12%, 7/25/24 ... 15,092 14,871
156008127.LC.FTS.B, 14.3%, 7/26/24 ... 17,316 17,064
155501571.LC.FTS.B, 16.95%, 7/26/24 ... 16,143 15,909
155931876.LC.FTS.B, 16.95%, 7/26/24 ... 9,541 9,382
156010180.LC.FTS.B, 17.74%, 7/26/24 ... 7,984 7,842
155859112.LC.FTS.B, 14.3%, 7/29/24 .... 6,445 6,356
153882991.LC.FTS.B, 14.3%, 7/31/24 ... 8,631 8,455
155970724.LC.FTS.B, 16.95%, 7/31/24 ... 5,641 5,525
155839036.LC.FTS.B, 16.12%, 8/01/24 ... 8,870 8,627
157743867.LC.FTS.B, 16.12%, 8/28/24 ... 9,235 9,112
156540264.LC.FTS.B, 14.3%, 9/06/24 ... 11,486 11,223
Description
Principal
Amount Value
LendingClub Corp. - LCX (continued)
156777322.LC.FTS.B, 16.12%, 9/09/24 ... $ 5,758 $ 5,616
158294506.LC.FTS.B, 16.12%, 9/09/24 ... 5,756 5,628
158742481.LC.FTS.B, 14.3%, 9/19/24 ... 11,295 11,005
158749928.LC.FTS.B, 15.24%, 9/24/24 ... 5,238 5,125
158302406.LC.FTS.B, 17.74%, 9/25/24 ... 12,184 11,960
158297432.LC.FTS.B, 15.24%, 11/09/24 .. 11,552 11,191
158338447.LC.FTS.B, 16.12%, 11/17/24 .. 17,972 16,556
162127861.LC.FTS.B, 12.4%, 11/19/24 ... 5,169 4,796
160877990.LC.FTS.B, 8.19%, 11/26/24 ... 3,662 3,635
155887487.LC.FTS.B, 15.24%, 12/25/24 .. 5,630 5,439
154670467.LC.FTS.B, 16.12%, 12/31/24 .. 5,886 5,436
164631331.LC.FTS.B, 12.4%, 1/09/25 ... 9,418 8,333
156001816.LC.FTS.B, 16.12%, 1/12/25 ... 8,105 7,462
161625070.LC.FTS.B, Zero Cpn, 1/15/25 . 9,982 4,480
158788102.LC.FTS.B, 15.24%, 1/16/25 ... 8,622 7,945
163084513.LC.FTS.B, 18.62%, 1/21/25 ... 5,642 5,457
165130966.LC.FTS.B, 20.55%, 1/21/25 ... 2,877 2,796
165148027.LC.FTS.B, 20.55%, 1/21/25 ... 11,542 11,217
165276233.LC.FTS.B, 20.55%, 1/21/25 ... 12,090 11,705
165396953.LC.FTS.B, 11.02%, 1/22/25 ... 16,526 15,839
164959517.LC.FTS.B, 18.62%, 1/25/25 ... 5,679 5,468
165784833.LC.FTS.B, 12.4%, 1/30/25 ... 5,772 5,006
165796537.LC.FTS.B, 16.95%, 1/30/25 ... 6,584 276
164300242.LC.FTS.B, 16.12%, 1/31/25 ... 21,045 20,134
165919458.LC.FTS.B, 15.24%, 2/03/25 ... 22,423 21,308
165905919.LC.FTS.B, 16.12%, 2/03/25 ... 15,807 15,021
166100453.LC.FTS.B, 14.3%, 2/05/25 ... 22,195 21,103
166217551.LC.FTS.B, 8.19%, 2/07/25 ... 16,562 15,482
166045110.LC.FTS.B, 8.19%, 2/19/25 .... 16,085 12,288
167192844.LC.FTS.B, 23.05%, 2/24/25 ... 14,349 13,468
167466474.LC.FTS.B, 11.02%, 2/27/25 ... 12,303 11,126
162779428.LC.FTS.B, 11.02%, 2/28/25 ... 12,060 10,592
167085834.LC.FTS.B, 12.4%, 2/28/25 ... 12,497 10,967
163582275.LC.FTS.B, 16.12%, 2/28/25 ... 12,130 10,332
166101353.LC.FTS.B, 20.55%, 2/28/25 ... 3,553 3,035
168045027.LC.FTS.B, 14.3%, 3/15/25 ... 8,414 7,543
154093566.LC.FTS.B, Zero Cpn, 3/16/25 . 20,429 9,323
168273324.LC.FTS.B, 18.62%, 3/17/25 ... 9,526 8,465
164935272.LC.FTS.B, 20.55%, 3/21/25 ... 21,168 20,138
168585809.LC.FTS.B, 15.24%, 3/24/25 ... 6,132 5,429
167746704.LC.FTS.B, 16.12%, 3/28/25 ... 17,773 16,023
168564364.LC.FTS.B, 10.33%, 3/30/25 ... 8,501 7,383
165378648.LC.FTS.B, 11.02%, 3/31/25 ... 22,070 19,058
167808300.LC.FTS.B, 13.08%, 4/14/25 ... 7,548 6,604
166908304.LC.FTS.B, 15.24%, 4/18/25 ... 15,704 13,062
166949020.LC.FTS.B, 16.12%, 4/19/25 ... 10,424 7,126
168642725.LC.FTS.B, Zero Cpn, 4/24/25 . 17,029 1,567
165108708.LC.FTS.B, 20.55%, 10/15/25 .. 17,797 16,691
155128973.LC.FTS.B, 15.24%, 10/25/25 .. 18,619 16,393
167601650.LC.FTS.B, 16.12%, 2/02/26 ... 10,282 8,570
160917260.LC.FTS.B, 15.24%, 10/25/32 .. 4,155 4,095
156349665.LC.FTS.B, 14.3%, 11/02/32 ... 650 649
157988494.LC.FTS.B, 16.12%, 11/03/32 .. 406 193
155983239.LC.FTS.B, 14.3%, 11/09/32 ... 15,731 15,358
161665297.LC.FTS.B, 11.71%, 11/12/32 .. 1,394 1,375
162234798.LC.FTS.B, 8.19%, 11/27/32 ... 4,882 4,861
812,421

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM
188248955.LC.FTS.B, 19.49%, 4/12/25 ... $ 18,267 $ 17,783
188123636.LC.FTS.B, 20.79%, 4/13/25 ... 19,047 18,184
188396824.LC.FTS.B, 23.99%, 4/18/25 ... 5,803 5,719
188336152.LC.FTS.B, 23.99%, 4/19/25 ... 17,573 17,014
188565335.LC.FTS.B, 15.99%, 4/20/25 ... 21,615 21,110
188581186.LC.FTS.B, 14.49%, 4/21/25 ... 20,684 20,146
187760587.LC.FTS.B, 15.99%, 4/21/25 ... 11,240 11,118
188588570.LC.FTS.B, 16.29%, 4/21/25 ... 3,893 3,804
188585972.LC.FTS.B, 19.44%, 4/21/25 ... 17,405 16,995
188593902.LC.FTS.B, 21.49%, 4/21/25 ... 17,488 17,302
188611568.LC.FTS.B, 23.99%, 4/21/25 ... 2,812 2,782
188635054.LC.FTS.B, 16.99%, 4/22/25 ... 10,294 10,185
188631141.LC.FTS.B, 18.19%, 4/22/25 ... 34,743 34,352
188664382.LC.FTS.B, 21.49%, 4/22/25 ... 10,493 10,385
188534183.LC.FTS.B, 22.99%, 4/22/25 ... 3,074 3,047
188686293.LC.FTS.B, 23.99%, 4/22/25 ... 8,787 8,696
188654930.LC.FTS.B, 24.79%, 4/22/25 ... 5,280 5,225
188592862.LC.FTS.B, 20.49%, 4/24/25 ... 7,012 6,934
188595363.LC.FTS.B, 20.99%, 4/27/25 ... 13,103 12,916
188048788.LC.FTS.B, 25.99%, 4/07/27 ... 22,746 22,006
188053341.LC.FTS.B, 6%, 4/08/27 ...... 6,006 6,057
187991007.LC.FTS.B, 17.19%, 4/08/27 ... 5,603 5,522
188037917.LC.FTS.B, 22.49%, 4/08/27 ... 12,440 11,855
188072484.LC.FTS.B, 22.49%, 4/08/27 ... 7,257 7,009
187457590.LC.FTS.B, 26.79%, 4/08/27 ... 5,634 5,535
188054646.LC.FTS.B, 22.99%, 4/11/27 ... 11,318 11,034
187514926.LC.FTS.B, 23.49%, 4/11/27 ... 7,345 7,219
188122973.LC.FTS.B, 23.49%, 4/11/27 ... 31,150 30,233
188256153.LC.FTS.B, 18.99%, 4/12/27 ... 5,621 5,552
187548960.LC.FTS.B, 20.49%, 4/12/27 ... 17,256 15,945
188186124.LC.FTS.B, 21.49%, 4/12/27 ... 6,586 6,168
188257715.LC.FTS.B, 24.99%, 4/12/27 ... 18,923 18,452
187873415.LC.FTS.B, 22.49%, 4/13/27 ... 4,770 1,786
188268197.LC.FTS.B, 22.99%, 4/13/27 ... 9,724 1,153
188277181.LC.FTS.B, 23.49%, 4/13/27 ... 33,038 31,658
188110736.LC.FTS.B, 23.99%, 4/13/27 ... 9,447 9,174
188229601.LC.FTS.B, 22.49%, 4/14/27 ... 18,896 18,080
188318575.LC.FTS.B, 22.99%, 4/14/27 ... 6,602 6,418
188277503.LC.FTS.B, 23.19%, 4/14/27 ... 9,435 9,131
188338027.LC.FTS.B, 24.99%, 4/14/27 ... 5,789 1,089
187819805.LC.FTS.B, 25.99%, 4/14/27 ... 23,689 23,333
188308390.LC.FTS.B, 25.99%, 4/14/27 ... 5,685 5,600
188316633.LC.FTS.B, 25.99%, 4/14/27 ... 9,097 8,960
188321790.LC.FTS.B, 25.99%, 4/14/27 ... 788 785
188149297.LC.FTS.B, 27.79%, 4/14/27 ... 8,002 7,896
188298958.LC.FTS.B, 21.99%, 4/15/27 ... 14,229 13,494
188093276.LC.FTS.B, 23.99%, 4/15/27 ... 8,547 8,405
188352437.LC.FTS.B, 23.99%, 4/15/27 ... 28,340 27,804
188388071.LC.FTS.B, 28.99%, 4/15/27 ... 9,686 1,839
188437817.LC.FTS.B, 18.19%, 4/18/27 ... 5,613 5,554
188225211.LC.FTS.B, 20.99%, 4/18/27 ... 14,101 13,213
188439698.LC.FTS.B, 21.99%, 4/18/27 ... 6,252 1,184
188107511.LC.FTS.B, 22.99%, 4/18/27 ... 18,985 18,690
188142269.LC.FTS.B, 27.79%, 4/18/27 ... 9,117 8,962
186780718.LC.FTS.B, 22.49%, 4/19/27 ... 37,697 34,377
187933932.LC.FTS.B, 25.99%, 4/19/27 ... 9,476 9,137
188310015.LC.FTS.B, 16.29%, 4/20/27 ... 7,459 7,399
188580819.LC.FTS.B, 21.49%, 4/20/27 ... 16,936 16,636
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
188535698.LC.FTS.B, 21.99%, 4/20/27 ... $ 14,993 $ 14,269
188575003.LC.FTS.B, 22.49%, 4/20/27 ... 6,734 6,637
188415292.LC.FTS.B, 22.99%, 4/20/27 ... 28,295 26,803
188261615.LC.FTS.B, 23.99%, 4/20/27 ... 20,783 20,504
188400737.LC.FTS.B, 23.99%, 4/20/27 ... 28,340 27,216
188452079.LC.FTS.B, 23.99%, 4/20/27 ... 33,219 31,824
188450442.LC.FTS.B, 15.19%, 4/21/27 ... 26,052 24,369
188527493.LC.FTS.B, 16.19%, 4/21/27 ... 24,316 23,431
188615522.LC.FTS.B, 16.19%, 4/21/27 ... 14,915 14,608
188223031.LC.FTS.B, 18.99%, 4/21/27 ... 28,107 27,599
188623242.LC.FTS.B, 19.41%, 4/21/27 ... 16,876 16,719
188593509.LC.FTS.B, 19.44%, 4/21/27 ... 6,751 6,688
188582913.LC.FTS.B, 20.49%, 4/21/27 ... 20,657 20,283
188303635.LC.FTS.B, 20.99%, 4/21/27 ... 10,836 10,667
188516416.LC.FTS.B, 20.99%, 4/21/27 ... 11,281 11,176
188594404.LC.FTS.B, 20.99%, 4/21/27 ... 28,203 27,816
188616263.LC.FTS.B, 20.99%, 4/21/27 ... 14,101 13,970
188494026.LC.FTS.B, 21.99%, 4/21/27 ... 17,891 17,669
188619005.LC.FTS.B, 23.99%, 4/21/27 ... 6,420 6,337
188353998.LC.FTS.B, 25.99%, 4/21/27 ... 15,897 15,666
188633218.LC.FTS.B, 28.99%, 4/21/27 ... 11,420 11,276
188649648.LC.FTS.B, Zero Cpn, 4/22/27 . 29,692 2,809
188476890.LC.FTS.B, 17.49%, 4/22/27 ... 7,475 7,454
188541138.LC.FTS.B, 20.49%, 4/22/27 ... 7,126 5,596
188630360.LC.FTS.B, 20.49%, 4/22/27 ... 20,665 20,387
188087453.LC.FTS.B, 23.99%, 4/22/27 ... 7,645 7,593
188631251.LC.FTS.B, 23.99%, 4/22/27 ... 18,563 18,337
188260791.LC.FTS.B, 23.99%, 4/24/27 ... 9,149 8,916
188336757.LC.FTS.B, 20.49%, 4/25/27 ... 38,409 7,203
187548690.LC.FTS.B, 23.49%, 4/25/27 ... 13,881 13,792
188528665.LC.FTS.B, 23.99%, 4/25/27 ... 6,644 6,463
188348987.LC.FTS.B, 23.99%, 4/26/27 ... 7,126 7,062
188400206.LC.FTS.B, 23.19%, 4/27/27 ... 12,527 12,307
187899660.LC.FTS.B, 23.99%, 4/29/27 ... 19,388 18,915
188543660.LC.FTS.B, 25.99%, 4/29/27 ... 23,152 22,604
188557045.LC.FTS.B, 18.99%, 4/30/27 ... 25,153 24,429
188405983.LC.FTS.B, 20.49%, 4/30/27 ... 16,042 15,777
188590730.LC.FTS.B, 20.49%, 4/30/27 ... 38,231 38,164
188352447.LC.FTS.B, 21.49%, 4/30/27 ... 9,188 9,119
188574271.LC.FTS.B, 22.49%, 4/30/27 ... 26,857 26,605
188575150.LC.FTS.B, 22.99%, 4/30/27 ... 22,080 21,872
188573063.LC.FTS.B, 22.99%, 5/04/27 ... 22,874 22,397
188494060.LC.FTS.B, 5%, 2/20/28 ...... 8,000 8,141
1,389,510
Prosper Funding LLC
1654956.PS.FTS.B, 13.2%, 10/26/24 .... 3,901 3,765
1644782.PS.FTS.B, 15%, 10/26/24 ...... 5,005 4,830
1648237.PS.FTS.B, 15.1%, 10/26/24 .... 5,618 5,423
1645289.PS.FTS.B, 15.29%, 10/27/24 ... 4,448 4,294
1645544.PS.FTS.B, 15.5%, 10/27/24 .... 12,613 12,178
1655238.PS.FTS.B, 22.7%, 10/27/24 .... 3,050 2,995
1649764.PS.FTS.B, 10.6%, 10/28/24 .... 10,911 10,681
1649752.PS.FTS.B, 13.05%, 10/28/24 ... 1,432 1,405
1646276.PS.FTS.B, 13.36%, 10/28/24 ... 9,931 9,745
1649248.PS.FTS.B, 16.6%, 10/28/24 .... 18,629 18,426
1657152.PS.FTS.B, 14.49%, 10/29/24 ... 9,737 2,310
1657446.PS.FTS.B, 14.79%, 10/29/24 ... 14,797 14,715

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1647314.PS.FTS.B, 20.01%, 10/29/24 ... $ 11,324 $ 11,236
1651390.PS.FTS.B, 12%, 11/01/24 ...... 3,656 3,519
1648712.PS.FTS.B, 12.4%, 11/02/24 .... 8,789 8,461
1660875.PS.FTS.B, 12%, 11/05/24 ...... 1,463 1,409
1654675.PS.FTS.B, 12.15%, 11/05/24 .... 10,244 9,789
1660866.PS.FTS.B, 15.1%, 11/05/24 .... 9,995 9,556
1660872.PS.FTS.B, 19.71%, 11/05/24 .... 5,652 5,425
1651670.PS.FTS.B, 11.4%, 11/08/24 ..... 4,742 4,571
1664688.PS.FTS.B, 11.4%, 11/08/24 ..... 9,118 8,791
1657969.PS.FTS.B, 11.88%, 11/08/24 .... 22,585 21,775
1657975.PS.FTS.B, 13.05%, 11/08/24 .... 14,687 14,160
1658476.PS.FTS.B, 13.6%, 11/08/24 .... 5,888 5,636
1651664.PS.FTS.B, 13.87%, 11/08/24 .... 8,841 8,463
1658617.PS.FTS.B, 17.8%, 11/08/24 .... 1,496 1,439
1665222.PS.FTS.B, 20.46%, 11/08/24 .... 15,113 14,530
1653485.PS.FTS.B, 10.8%, 11/09/24 .... 6,092 5,931
1658923.PS.FTS.B, 14.39%, 11/09/24 .... 7,367 7,054
1653425.PS.FTS.B, 17.8%, 11/09/24 .... 1,496 1,440
1666974.PS.FTS.B, 11.7%, 11/10/24 ..... 5,843 5,636
1667316.PS.FTS.B, 15.4%, 11/10/24 .... 7,391 7,080
1660087.PS.FTS.B, 16.02%, 11/10/24 .... 3,705 3,567
1667151.PS.FTS.B, 18.09%, 11/14/24 .... 3,755 3,605
1667154.PS.FTS.B, 17.8%, 11/15/24 .... 2,558 2,465
1655232.PS.FTS.B, 11.5%, 11/20/24 ..... 12,543 12,157
1649773.PS.FTS.B, 15.1%, 11/21/24 .... 5,629 5,426
1650376.PS.FTS.B, 19.3%, 11/25/24 .... 2,297 2,228
1661316.PS.FTS.B, 14.09%, 11/29/24 .... 7,707 7,465
1659661.PS.FTS.B, 18.6%, 12/02/24 .... 6,398 6,123
1656467.PS.FTS.B, 17.8%, 12/08/24 .... 968 939
1686279.PS.FTS.B, 10.8%, 12/15/24 .... 3,392 3,277
1686276.PS.FTS.B, 13.9%, 12/15/24 .... 4,574 4,387
1686264.PS.FTS.B, 14.11%, 12/15/24 .... 18,615 17,985
1679401.PS.FTS.B, 18.11%, 12/15/24 .... 1,548 1,484
1686609.PS.FTS.B, 11.16%, 12/16/24 .... 7,547 7,294
1673615.PS.FTS.B, 13.96%, 12/16/24 ... 3,431 3,316
1680019.PS.FTS.B, 13.96%, 12/16/24 ... 15,250 14,738
1686630.PS.FTS.B, 15.1%, 12/16/24 .... 4,594 4,408
1686963.PS.FTS.B, 16%, 12/16/24 ...... 6,913 6,662
1674671.PS.FTS.B, 10.8%, 12/17/24 .... 3,846 222
1680421.PS.FTS.B, 12.9%, 12/17/24 .... 7,596 7,343
1674641.PS.FTS.B, 14.09%, 12/17/24 ... 2,289 2,197
1680844.PS.FTS.B, 15.29%, 12/17/24 ... 8,045 7,722
1687257.PS.FTS.B, 16%, 12/17/24 ...... 9,220 8,849
1687224.PS.FTS.B, 19.6%, 12/17/24 .... 3,889 3,749
1674899.PS.FTS.B, 13.8%, 12/20/24 .... 19,051 18,431
1681063.PS.FTS.B, 16%, 12/20/24 ...... 9,488 9,287
1681420.PS.FTS.B, 16.02%, 12/20/24 ... 4,993 4,823
1689444.PS.FTS.B, 11.79%, 12/21/24 .... 11,347 10,980
1675931.PS.FTS.B, 18.9%, 12/21/24 .... 5,244 5,096
1675946.PS.FTS.B, 18.9%, 12/21/24 .... 1,718 246
1676741.PS.FTS.B, 21.45%, 12/22/24 ... 8,179 7,906
1691013.PS.FTS.B, 19.5%, 12/23/24 .... 7,775 7,520
1673252.PS.FTS.B, 16.3%, 12/29/24 .... 11,997 11,709
1683619.PS.FTS.B, 12.33%, 12/30/24 ... 27,489 26,759
1690636.PS.FTS.B, 17%, 1/07/25 ....... 7,949 7,610
1694140.PS.FTS.B, 12.3%, 1/12/25 ..... 13,311 12,860
1693741.PS.FTS.B, 13.36%, 1/12/25 .... 4,714 4,554
1693708.PS.FTS.B, 14.49%, 1/12/25 .... 8,851 416
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1687838.PS.FTS.B, 14.6%, 1/12/25 ..... $ 11,044 $ 10,578
1700598.PS.FTS.B, 14.74%, 1/12/25 .... 3,880 3,762
1701024.PS.FTS.B, 15.1%, 1/12/25 ..... 11,852 11,351
1700577.PS.FTS.B, 15.4%, 1/12/25 ..... 4,301 4,151
1693717.PS.FTS.B, 15.7%, 1/12/25 ..... 11,885 11,390
1700814.PS.FTS.B, 16.6%, 1/12/25 ..... 11,908 11,404
1688219.PS.FTS.B, 16.7%, 1/12/25 ..... 3,177 3,050
1693705.PS.FTS.B, 18.41%, 1/12/25 .... 7,675 7,419
1693750.PS.FTS.B, 19.3%, 1/12/25 ..... 4,003 3,842
1688198.PS.FTS.B, 19.5%, 1/12/25 ..... 16,020 15,377
1700589.PS.FTS.B, 22.6%, 1/12/25 ..... 5,249 5,055
1700610.PS.FTS.B, 22.6%, 1/12/25 ..... 4,042 3,892
1688978.PS.FTS.B, 11.79%, 1/13/25 .... 2,345 2,266
1695016.PS.FTS.B, 12.2%, 1/13/25 ..... 14,872 14,372
1688477.PS.FTS.B, 17.59%, 1/13/25 .... 2,325 2,228
1701786.PS.FTS.B, 20.01%, 1/13/25 .... 2,407 2,311
1689320.PS.FTS.B, 12%, 1/14/25 ....... 15,624 15,103
1689317.PS.FTS.B, 13.4%, 1/14/25 ..... 17,681 16,948
1695328.PS.FTS.B, 13.6%, 1/14/25 ..... 3,145 3,015
1695337.PS.FTS.B, 13.6%, 1/14/25 ..... 1,568 1,516
1695322.PS.FTS.B, 13.7%, 1/14/25 ..... 2,753 2,661
1695349.PS.FTS.B, 14.39%, 1/14/25 .... 5,951 5,707
1702131.PS.FTS.B, 14.49%, 1/14/25 .... 12,617 12,094
1689350.PS.FTS.B, 14.89%, 1/14/25 .... 3,948 3,784
1702158.PS.FTS.B, 14.89%, 1/14/25 .... 4,022 3,901
1689689.PS.FTS.B, 15.1%, 1/14/25 ..... 6,270 6,010
1702164.PS.FTS.B, 16.2%, 1/14/25 ..... 1,586 1,525
1695730.PS.FTS.B, 16.6%, 1/14/25 ..... 6,384 6,123
1695325.PS.FTS.B, 18.09%, 1/14/25 .... 7,976 7,665
1689326.PS.FTS.B, 19.3%, 1/14/25 ..... 8,005 7,693
1700568.PS.FTS.B, 11.6%, 1/16/25 ..... 15,650 15,142
1696453.PS.FTS.B, 14.39%, 1/18/25 .... 4,730 4,541
1702737.PS.FTS.B, 15.1%, 1/18/25 ..... 7,901 7,585
1704912.PS.FTS.B, 12.3%, 1/19/25 ..... 7,830 7,578
1692299.PS.FTS.B, 21.5%, 1/19/25 ..... 3,223 3,106
1705407.PS.FTS.B, 13.5%, 1/20/25 ..... 7,861 7,553
1706154.PS.FTS.B, 15.29%, 1/20/25 .... 7,115 6,836
1705788.PS.FTS.B, 15.5%, 1/20/25 ..... 21,576 2,897
1693714.PS.FTS.B, 22.6%, 1/20/25 ..... 7,692 7,401
1698682.PS.FTS.B, 22.6%, 1/20/25 ..... 4,851 4,695
1693661.PS.FTS.B, 21.69%, 1/21/25 .... 2,838 2,741
1693753.PS.FTS.B, 24.4%, 1/21/25 ..... 2,732 2,629
1702071.PS.FTS.B, 25.99%, 1/22/25 .... 1,236 1,190
1706943.PS.FTS.B, 17.7%, 1/24/25 ..... 15,932 15,395
1700725.PS.FTS.B, 18.4%, 1/24/25 ..... 12,074 11,652
1690034.PS.FTS.B, 11.6%, 1/25/25 ..... 4,308 4,174
1702114.PS.FTS.B, 16%, 1/25/25 ....... 2,377 2,288
1700571.PS.FTS.B, 18.11%, 1/26/25 .... 9,929 9,541
1711818.PS.FTS.B, 17.8%, 1/31/25 ..... 17,092 10,180
1693775.PS.FTS.B, 22.6%, 2/01/25 ..... 4,191 4,039
1702474.PS.FTS.B, 22%, 2/02/25 ....... 20,868 20,126
1702146.PS.FTS.B, 13.2%, 2/09/25 ..... 3,271 3,171
1721664.PS.FTS.B, 11.4%, 2/15/25 ..... 5,640 5,459
1708013.PS.FTS.B, 11.7%, 2/15/25 ..... 5,645 5,464
1721415.PS.FTS.B, 11.7%, 2/15/25 ..... 7,661 7,416
1721865.PS.FTS.B, 11.7%, 2/15/25 ..... 8,064 7,806
1715365.PS.FTS.B, 11.79%, 2/15/25 .... 10,192 9,878
1708001.PS.FTS.B, 11.89%, 2/15/25 .... 8,069 7,810

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1708025.PS.FTS.B, 12.3%, 2/15/25 ..... $ 3,896 $ 3,794
1721412.PS.FTS.B, 13.9%, 2/15/25 ..... 8,116 7,855
1708019.PS.FTS.B, 14.2%, 2/15/25 ..... 4,041 3,877
1721877.PS.FTS.B, 14.39%, 2/15/25 .... 8,085 7,757
1721856.PS.FTS.B, 14.6%, 2/15/25 ..... 9,351 8,971
1720959.PS.FTS.B, 16.6%, 2/15/25 ..... 8,177 7,843
1715137.PS.FTS.B, 16.7%, 2/15/25 ..... 10,224 9,823
1708886.PS.FTS.B, 17.4%, 2/15/25 ..... 20,487 19,682
1714681.PS.FTS.B, 22.6%, 2/15/25 ..... 6,663 6,399
1714675.PS.FTS.B, 24.5%, 2/15/25 ..... 12,679 12,179
1720995.PS.FTS.B, 25.4%, 2/15/25 ..... 3,347 3,221
1721871.PS.FTS.B, 25.99%, 2/15/25 .... 5,900 5,665
1722456.PS.FTS.B, 14.09%, 2/16/25 .... 4,463 4,283
1715830.PS.FTS.B, 16.2%, 2/16/25 ..... 1,562 1,501
1715824.PS.FTS.B, 17%, 2/16/25 ....... 2,442 2,347
1715869.PS.FTS.B, 23.13%, 2/16/25 .... 4,159 3,996
1722855.PS.FTS.B, 14.6%, 2/17/25 ..... 8,132 7,807
1721859.PS.FTS.B, 15.4%, 2/17/25 ..... 15,094 14,498
1716898.PS.FTS.B, 21%, 2/17/25 ....... 8,274 7,976
1691363.PS.FTS.B, 11.4%, 2/18/25 ..... 4,069 3,950
1708889.PS.FTS.B, 12.97%, 2/20/25 .... 17,029 16,515
1712990.PS.FTS.B, 17%, 2/23/25 ....... 4,502 4,344
1720297.PS.FTS.B, 18.6%, 2/23/25 ..... 4,981 4,801
1720956.PS.FTS.B, 15.1%, 2/28/25 ..... 10,550 10,277
1708007.PS.FTS.B, 15.29%, 2/28/25 .... 6,922 6,659
1722244.PS.FTS.B, 17.54%, 2/28/25 .... 21,089 20,727
1724746.PS.FTS.B, 22.6%, 3/03/25 ..... 9,832 9,360
1749364.PS.FTS.B, 13.1%, 4/05/25 ..... 2,346 2,283
1752441.PS.FTS.B, 13.7%, 4/05/25 ..... 6,454 6,275
1752462.PS.FTS.B, 17%, 4/05/25 ....... 4,767 4,556
1749358.PS.FTS.B, 18.09%, 4/05/25 .... 1,737 1,661
1742756.PS.FTS.B, 18.6%, 4/05/25 ..... 3,478 3,325
1749697.PS.FTS.B, 13.7%, 4/06/25 ..... 12,908 12,552
1749733.PS.FTS.B, 13.9%, 4/06/25 ..... 5,166 4,968
1749727.PS.FTS.B, 18.11%, 4/06/25 .... 17,373 16,710
1744490.PS.FTS.B, 12.3%, 4/07/25 ..... 8,579 8,344
1744514.PS.FTS.B, 12.4%, 4/07/25 ..... 2,574 2,504
1744496.PS.FTS.B, 12.98%, 4/07/25 .... 12,835 12,447
1750534.PS.FTS.B, 13.6%, 4/07/25 ..... 8,604 8,368
1744337.PS.FTS.B, 14.09%, 4/07/25 .... 6,050 5,821
1751011.PS.FTS.B, 14.09%, 4/07/25 .... 12,919 12,431
1753725.PS.FTS.B, 14.6%, 4/07/25 ..... 3,880 3,733
1750519.PS.FTS.B, 15.1%, 4/07/25 ..... 6,905 6,644
1743983.PS.FTS.B, 15.86%, 4/07/25 .... 3,734 3,593
1753728.PS.FTS.B, 16.8%, 4/07/25 ..... 1,733 1,667
1750543.PS.FTS.B, 17%, 4/07/25 ....... 8,233 7,879
1744487.PS.FTS.B, 18.09%, 4/07/25 .... 17,633 16,873
1744493.PS.FTS.B, 19.3%, 4/07/25 ..... 17,416 16,665
1744502.PS.FTS.B, 20.46%, 4/07/25 .... 6,110 5,846
1750528.PS.FTS.B, 21.5%, 4/07/25 ..... 4,373 4,185
1743971.PS.FTS.B, 22.9%, 4/07/25 ..... 13,157 12,560
1744373.PS.FTS.B, 23.13%, 4/07/25 .... 3,510 3,358
1751233.PS.FTS.B, 23.3%, 4/07/25 ..... 6,158 5,877
1755219.PS.FTS.B, 13.4%, 4/08/25 ..... 159 160
1745288.PS.FTS.B, 15.9%, 4/08/25 ..... 1,729 1,665
1755081.PS.FTS.B, 16.06%, 4/08/25 .... 5,147 4,947
1745195.PS.FTS.B, 17.8%, 4/08/25 ..... 1,915 72
1744778.PS.FTS.B, 18.09%, 4/08/25 .... 7,383 7,069
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1745372.PS.FTS.B, 18.41%, 4/08/25 .... $ 3,998 $ 3,849
1755180.PS.FTS.B, 18.83%, 4/08/25 .... 5,266 168
1751959.PS.FTS.B, 23.59%, 4/08/25 .... 1,757 1,678
1752910.PS.FTS.B, 10.5%, 4/11/25 ..... 8,545 8,320
1752838.PS.FTS.B, 14.6%, 4/11/25 ..... 4,311 4,155
1755447.PS.FTS.B, 15.4%, 4/11/25 ..... 19,174 18,479
1755426.PS.FTS.B, 19.83%, 4/11/25 .... 1,125 1,103
1754245.PS.FTS.B, 16%, 4/12/25 ....... 12,972 12,448
1747616.PS.FTS.B, 18.5%, 4/12/25 ..... 2,394 82
1754725.PS.FTS.B, 16%, 4/13/25 ....... 1,822 447
1748282.PS.FTS.B, 18.09%, 4/13/25 .... 11,353 2,806
1757928.PS.FTS.B, 22.6%, 4/13/25 ..... 3,506 3,361
1757895.PS.FTS.B, 24.4%, 4/13/25 ..... 8,797 8,431
1750522.PS.FTS.B, 24.11%, 4/14/25 .... 4,417 4,217
1757065.PS.FTS.B, 22.06%, 4/15/25 .... 10,508 10,085
1745207.PS.FTS.B, 13.7%, 4/16/25 ..... 4,317 4,155
1750469.PS.FTS.B, 19.5%, 4/17/25 ..... 4,776 4,585
1753737.PS.FTS.B, 19.6%, 4/17/25 ..... 2,624 2,511
1750525.PS.FTS.B, 18.41%, 4/19/25 .... 7,002 6,737
1762446.PS.FTS.B, 25.4%, 4/19/25 ..... 8,814 8,480
1745342.PS.FTS.B, 13.9%, 4/20/25 ..... 10,357 9,969
1751899.PS.FTS.B, 22.6%, 4/20/25 ..... 6,183 5,908
1744517.PS.FTS.B, 13.96%, 4/21/25 .... 1,733 1,686
1755585.PS.FTS.B, 17.84%, 4/25/25 .... 15,750 15,179
1755967.PS.FTS.B, 22.6%, 4/26/25 ..... 2,227 2,137
1743599.PS.FTS.B, 24.3%, 4/30/25 ..... 7,153 4,342
1655643.PS.FTS.B, 19.41%, 10/11/25 .... 17,732 517
1708658.PS.FTS.B, 17.2%, 1/15/26 ..... 22,790 12,440
1655640.PS.FTS.B, 16.33%, 10/27/26 ... 18,846 18,042
1648879.PS.FTS.B, 16.63%, 10/27/26 ... 13,092 12,586
1648717.PS.FTS.B, 17.5%, 10/27/26 .... 3,822 3,666
1655235.PS.FTS.B, 24.03%, 10/27/26 ... 12,511 12,212
1645088.PS.FTS.B, 28.23%, 10/27/26 ... 4,512 4,515
1649857.PS.FTS.B, 10.5%, 10/28/26 .... 12,804 12,493
1656498.PS.FTS.B, 10.9%, 10/28/26 .... 6,412 6,258
1649350.PS.FTS.B, 18.78%, 10/28/26 ... 11,868 11,602
1657464.PS.FTS.B, 10.5%, 10/29/26 .... 7,784 7,607
1657209.PS.FTS.B, 10.7%, 10/29/26 .... 21,374 20,863
1646555.PS.FTS.B, 10.9%, 10/29/26 .... 21,373 20,864
1646513.PS.FTS.B, 13.2%, 10/29/26 .... 12,934 12,542
1646915.PS.FTS.B, 16.1%, 10/29/26 .... 13,068 12,757
1656576.PS.FTS.B, 16.18%, 10/29/26 ... 30,501 29,647
1647026.PS.FTS.B, 17%, 10/29/26 ...... 13,546 13,232
1648681.PS.FTS.B, 12.21%, 11/01/26 .... 5,162 4,996
1658775.PS.FTS.B, 12.5%, 11/02/26 .... 30,006 28,846
1658586.PS.FTS.B, 23.64%, 11/02/26 .... 18,262 10,539
1651286.PS.FTS.B, 24.33%, 11/05/26 .... 13,405 12,851
1664685.PS.FTS.B, 11.79%, 11/08/26 .... 17,150 16,510
1665042.PS.FTS.B, 14.68%, 11/08/26 .... 12,997 12,512
1658917.PS.FTS.B, 10.7%, 11/09/26 .... 11,956 11,512
1666464.PS.FTS.B, 15.29%, 11/09/26 .... 8,684 8,258
1654475.PS.FTS.B, 10.8%, 11/10/26 .... 12,815 12,342
1660093.PS.FTS.B, 10.9%, 11/10/26 .... 4,273 4,116
1666896.PS.FTS.B, 11.7%, 11/10/26 ..... 21,917 21,195
1654034.PS.FTS.B, 13.6%, 11/10/26 .... 8,632 8,213
1653758.PS.FTS.B, 13.75%, 11/10/26 .... 34,285 33,022
1654154.PS.FTS.B, 13.8%, 11/10/26 .... 7,519 –
1660063.PS.FTS.B, 16.9%, 11/10/26 .... 12,224 11,617

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1665225.PS.FTS.B, 19.53%, 11/11/26 .... $ 6,177 $ 5,848
1654907.PS.FTS.B, 16%, 11/12/26 ...... 8,715 8,272
1652072.PS.FTS.B, 11.1%, 11/15/26 ..... 8,575 8,264
1667685.PS.FTS.B, 17.1%, 11/15/26 .... 21,876 20,763
1660869.PS.FTS.B, 19%, 11/16/26 ...... 7,960 7,526
1660267.PS.FTS.B, 14%, 11/24/26 ...... 23,960 22,799
1664865.PS.FTS.B, 14.29%, 12/01/26 ... 11,535 10,977
1661322.PS.FTS.B, 15.18%, 12/04/26 ... 6,503 –
1673249.PS.FTS.B, 10.7%, 12/15/26 .... 15,623 15,081
1679392.PS.FTS.B, 13.8%, 12/15/26 .... 6,139 5,854
1673255.PS.FTS.B, 17.01%, 12/15/26 ... 12,404 11,796
1673258.PS.FTS.B, 18.48%, 12/15/26 ... 7,564 7,192
1686267.PS.FTS.B, 21.18%, 12/15/26 ... 8,969 8,525
1679752.PS.FTS.B, 10.71%, 12/16/26 ... 13,020 12,570
1686606.PS.FTS.B, 10.8%, 12/16/26 .... 30,389 29,340
1686624.PS.FTS.B, 11.2%, 12/16/26 .... 4,808 4,648
1673600.PS.FTS.B, 11.6%, 12/16/26 .... 8,706 8,406
1686618.PS.FTS.B, 11.7%, 12/16/26 .... 17,419 16,818
1679995.PS.FTS.B, 12.7%, 12/16/26 .... 4,300 4,190
1673606.PS.FTS.B, 16.33%, 12/16/26 ... 6,852 6,535
1686612.PS.FTS.B, 16.8%, 12/16/26 .... 22,023 21,004
1679746.PS.FTS.B, 16.93%, 12/16/26 ... 13,287 12,672
1686639.PS.FTS.B, 18.33%, 12/16/26 ... 4,508 3,720
1673612.PS.FTS.B, 19.3%, 12/16/26 .... 5,352 5,091
1686615.PS.FTS.B, 24.77%, 12/16/26 ... 9,057 8,714
1674065.PS.FTS.B, 27.18%, 12/16/26 ... 13,668 13,145
1673603.PS.FTS.B, 12.6%, 12/17/26 .... 26,218 25,349
1674635.PS.FTS.B, 13.77%, 12/17/26 ... 14,908 14,225
1681444.PS.FTS.B, 9.81%, 12/20/26 .... 17,306 16,724
1681423.PS.FTS.B, 10.08%, 12/20/26 ... 12,992 12,555
1688043.PS.FTS.B, 10.5%, 12/20/26 .... 10,408 10,058
1681000.PS.FTS.B, 11.6%, 12/20/26 .... 11,984 9,677
1681408.PS.FTS.B, 14.7%, 12/20/26 .... 8,796 8,402
1675322.PS.FTS.B, 21.09%, 12/20/26 ... 13,450 12,982
1676714.PS.FTS.B, 12.62%, 12/21/26 ... 30,577 29,556
1690635.PS.FTS.B, 16%, 12/23/26 ...... 21,498 17,821
1680814.PS.FTS.B, 16.5%, 12/28/26 .... 28,855 27,963
1682491.PS.FTS.B, 18.48%, 12/29/26 ... 12,705 12,107
1687683.PS.FTS.B, 11.61%, 1/02/27 .... 16,000 15,497
1693747.PS.FTS.B, 10.9%, 1/12/27 ..... 4,410 4,260
1694158.PS.FTS.B, 12.54%, 1/12/27 .... 5,319 5,137
1687826.PS.FTS.B, 12.6%, 1/12/27 ..... 10,639 10,276
1688138.PS.FTS.B, 13.6%, 1/12/27 ..... 31,122 29,669
1700574.PS.FTS.B, 14%, 1/12/27 ....... 8,457 8,062
1700562.PS.FTS.B, 15.18%, 1/12/27 .... 20,584 19,909
1693720.PS.FTS.B, 16.18%, 1/12/27 .... 7,166 6,830
1693702.PS.FTS.B, 18.33%, 1/12/27 .... 16,106 15,270
1687832.PS.FTS.B, 18.78%, 1/12/27 .... 10,825 10,264
1693711.PS.FTS.B, 21.63%, 1/12/27 .... 9,086 8,700
1688201.PS.FTS.B, 24.03%, 1/12/27 .... 9,139 8,747
1694581.PS.FTS.B, 10.5%, 1/13/27 ..... 13,214 12,766
1701357.PS.FTS.B, 11.7%, 1/13/27 ..... 8,842 8,542
1694575.PS.FTS.B, 11.99%, 1/13/27 .... 18,585 17,954
1688975.PS.FTS.B, 12.4%, 1/13/27 ..... 19,493 18,832
1688543.PS.FTS.B, 16.18%, 1/13/27 .... 13,457 12,850
1689314.PS.FTS.B, 10.26%, 1/14/27 .... 30,811 29,773
1689533.PS.FTS.B, 10.5%, 1/14/27 ..... 4,845 4,682
1695319.PS.FTS.B, 10.5%, 1/14/27 ..... 22,024 21,282
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1689332.PS.FTS.B, 14.29%, 1/14/27 .... $ 14,487 $ 13,832
1695334.PS.FTS.B, 15.1%, 1/14/27 ..... 9,824 9,371
1689353.PS.FTS.B, 16%, 1/14/27 ....... 4,046 3,840
1702050.PS.FTS.B, 18.78%, 1/14/27 .... 9,021 8,563
1689323.PS.FTS.B, 26.88%, 1/14/27 .... 2,760 2,643
1689608.PS.FTS.B, 28.23%, 1/14/27 .... 13,838 13,251
1700580.PS.FTS.B, 25.4%, 1/15/27 ..... 13,785 13,157
1689992.PS.FTS.B, 11.7%, 1/18/27 ..... 27,411 26,512
1696093.PS.FTS.B, 16%, 1/18/27 ....... 13,430 12,780
1693726.PS.FTS.B, 17%, 1/18/27 ....... 9,241 2,297
1703229.PS.FTS.B, 17.5%, 1/18/27 ..... 6,215 –
1689947.PS.FTS.B, 18.2%, 1/18/27 ..... 5,292 5,032
1691645.PS.FTS.B, 22.9%, 1/19/27 ..... 1,823 1,753
1705371.PS.FTS.B, 12.62%, 1/20/27 .... 26,599 25,739
1692635.PS.FTS.B, 14.7%, 1/20/27 ..... 22,301 21,319
1693040.PS.FTS.B, 15.29%, 1/20/27 .... 13,403 12,813
1705833.PS.FTS.B, 18.48%, 1/20/27 .... 3,605 3,434
1693289.PS.FTS.B, 12.9%, 1/21/27 ..... 8,874 8,589
1702128.PS.FTS.B, 13.4%, 1/23/27 ..... 13,383 12,955
1695374.PS.FTS.B, 15.12%, 1/25/27 .... 31,259 29,936
1689341.PS.FTS.B, 11.7%, 1/28/27 ..... 13,529 13,233
1704399.PS.FTS.B, 13.8%, 2/03/27 ..... 31,775 30,469
1689626.PS.FTS.B, 19%, 2/07/27 ....... 8,958 8,500
1715428.PS.FTS.B, 9.99%, 2/15/27 ..... 4,466 4,324
1708010.PS.FTS.B, 10.5%, 2/15/27 ..... 9,392 9,093
1714702.PS.FTS.B, 11.6%, 2/15/27 ..... 3,140 3,040
1720965.PS.FTS.B, 11.7%, 2/15/27 ..... 22,433 21,719
1708892.PS.FTS.B, 11.79%, 2/15/27 .... 17,951 17,379
1714669.PS.FTS.B, 11.79%, 2/15/27 .... 11,668 11,296
1721862.PS.FTS.B, 12.3%, 2/15/27 ..... 8,988 8,701
1708910.PS.FTS.B, 12.5%, 2/15/27 ..... 5,299 5,172
1707998.PS.FTS.B, 13.5%, 2/15/27 ..... 16,228 15,510
1708442.PS.FTS.B, 13.5%, 2/15/27 ..... 10,819 10,340
1714684.PS.FTS.B, 14.53%, 2/15/27 .... 13,548 13,116
1720971.PS.FTS.B, 14.7%, 2/15/27 ..... 18,358 17,544
1720962.PS.FTS.B, 15.1%, 2/15/27 ..... 8,878 8,484
1707995.PS.FTS.B, 15.7%, 2/15/27 ..... 31,730 30,321
1715584.PS.FTS.B, 16.33%, 2/15/27 .... 6,356 6,073
1708445.PS.FTS.B, 16.63%, 2/15/27 .... 1,817 1,726
1708439.PS.FTS.B, 16.7%, 2/15/27 ..... 5,453 5,179
1714666.PS.FTS.B, 18.13%, 2/15/27 .... 22,796 21,781
1715575.PS.FTS.B, 18.59%, 2/15/27 .... 8,961 8,506
1708043.PS.FTS.B, 19%, 2/15/27 ....... 2,353 2,230
1715572.PS.FTS.B, 21.5%, 2/15/27 ..... 13,782 13,196
1720989.PS.FTS.B, 23.3%, 2/15/27 ..... 3,891 3,692
1715140.PS.FTS.B, 24.03%, 2/15/27 .... 3,128 2,973
1708028.PS.FTS.B, 28.23%, 2/15/27 .... 2,525 2,402
1715893.PS.FTS.B, 10.8%, 2/16/27 ..... 7,161 6,935
1709807.PS.FTS.B, 15.1%, 2/16/27 ..... 16,294 15,577
1722345.PS.FTS.B, 15.7%, 2/16/27 ..... 28,103 26,865
1709228.PS.FTS.B, 18.48%, 2/16/27 .... 12,776 12,139
1709420.PS.FTS.B, 21.18%, 2/16/27 .... 10,008 9,505
1716991.PS.FTS.B, 13.7%, 2/17/27 ..... 22,551 21,567
1710296.PS.FTS.B, 21.18%, 2/17/27 .... 9,182 8,725
1709822.PS.FTS.B, 26.2%, 2/17/27 ..... 13,916 13,330
1711007.PS.FTS.B, 18.78%, 2/18/27 .... 15,342 14,591
1710686.PS.FTS.B, 19%, 2/18/27 ....... 9,137 8,689
1723455.PS.FTS.B, 19%, 2/18/27 ....... 4,568 4,345

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1720876.PS.FTS.B, 18.4%, 2/24/27 ..... $ 16,659 $ 13,828
1724112.PS.FTS.B, 11.2%, 2/25/27 ...... 15,967 15,517
1721887.PS.FTS.B, 22.4%, 2/25/27 ..... 7,689 276
1715533.PS.FTS.B, 17.23%, 2/28/27 .... 5,656 1,305
1717768.PS.FTS.B, 26.51%, 2/28/27 .... 1,857 1,780
1725226.PS.FTS.B, 11.5%, 3/03/27 ..... 9,109 8,838
1710332.PS.FTS.B, 16.18%, 3/10/27 .... 13,955 13,410
1749361.PS.FTS.B, 10.5%, 4/05/27 ..... 12,908 12,565
1742753.PS.FTS.B, 11.7%, 4/05/27 ..... 12,940 12,597
1752447.PS.FTS.B, 12.5%, 4/05/27 ..... 4,629 4,506
1749355.PS.FTS.B, 12.7%, 4/05/27 ..... 32,415 31,556
1742750.PS.FTS.B, 16.18%, 4/05/27 .... 7,925 7,614
1752456.PS.FTS.B, 16.18%, 4/05/27 .... 5,594 5,374
1752438.PS.FTS.B, 18.13%, 4/05/27 .... 9,357 8,989
1749730.PS.FTS.B, 11.6%, 4/06/27 ..... 13,860 13,496
1752882.PS.FTS.B, 12.4%, 4/06/27 ..... 4,628 4,506
1752861.PS.FTS.B, 12.5%, 4/06/27 ..... 9,258 9,015
1750048.PS.FTS.B, 13.13%, 4/06/27 .... 13,904 13,362
1750153.PS.FTS.B, 16.9%, 4/06/27 ..... 8,403 7,987
1750045.PS.FTS.B, 29.69%, 4/06/27 .... 9,530 9,067
1750531.PS.FTS.B, 10.5%, 4/07/27 ..... 11,176 10,872
1743968.PS.FTS.B, 11.2%, 4/07/27 ..... 15,696 15,287
1744484.PS.FTS.B, 11.2%, 4/07/27 ..... 32,316 31,474
1754274.PS.FTS.B, 11.6%, 4/07/27 ..... 3,234 3,150
1750540.PS.FTS.B, 12.21%, 4/07/27 .... 8,327 8,110
1754268.PS.FTS.B, 13.4%, 4/07/27 ..... 9,274 8,916
1751020.PS.FTS.B, 14.49%, 4/07/27 .... 5,470 5,240
1753719.PS.FTS.B, 14.68%, 4/07/27 .... 14,876 14,489
1750933.PS.FTS.B, 18.48%, 4/07/27 .... 5,626 5,332
1744412.PS.FTS.B, 19%, 4/07/27 ....... 12,183 11,585
1753968.PS.FTS.B, 24.8%, 4/07/27 ..... 12,774 12,165
1753722.PS.FTS.B, 26.64%, 4/07/27 .... 14,707 13,982
1745348.PS.FTS.B, 10.4%, 4/08/27 ..... 27,654 26,938
1745183.PS.FTS.B, 10.5%, 4/08/27 ..... 7,837 7,634
1745378.PS.FTS.B, 12.2%, 4/08/27 ..... 13,878 13,520
1755102.PS.FTS.B, 15.29%, 4/08/27 .... 27,925 26,855
1745375.PS.FTS.B, 17.1%, 4/08/27 ..... 1,471 1,434
1749376.PS.FTS.B, 19.06%, 4/10/27 .... 5,170 4,912
1755504.PS.FTS.B, 10.29%, 4/11/27 .... 8,294 8,085
1745708.PS.FTS.B, 11.79%, 4/11/27 ..... 2,771 2,694
1752913.PS.FTS.B, 15.5%, 4/11/27 ..... 9,312 8,965
1755513.PS.FTS.B, 21%, 4/11/27 ....... 5,642 5,389
1752781.PS.FTS.B, 22.5%, 4/11/27 ..... 1,925 515
1754277.PS.FTS.B, 25.9%, 4/11/27 ..... 3,326 3,168
1754122.PS.FTS.B, 15.1%, 4/12/27 ..... 19,085 4,336
1756335.PS.FTS.B, 18.33%, 4/12/27 .... 21,997 20,975
1747178.PS.FTS.B, 19%, 4/12/27 ....... 13,589 12,957
1759314.PS.FTS.B, 10.8%, 4/14/27 ..... 9,226 8,999
1742747.PS.FTS.B, 14.38%, 4/15/27 .... 9,797 9,537
1760241.PS.FTS.B, 15%, 4/15/27 ....... 13,978 13,477
1742765.PS.FTS.B, 18%, 4/15/27 ....... 5,641 5,359
1742759.PS.FTS.B, 19.23%, 4/15/27 .... 19,805 18,817
1762938.PS.FTS.B, 16.83%, 4/20/27 .... 15,763 15,049
1752091.PS.FTS.B, 13.2%, 4/22/27 ..... 32,630 31,380
1750289.PS.FTS.B, 15%, 4/22/27 ....... 18,663 17,994
1744499.PS.FTS.B, 18.48%, 4/30/27 .... 8,624 8,288
3,917,815
Description
Principal
Amount Value
Upgrade, Inc.
24979660.UG.FTS.B, 25.26%, 12/05/22 .. $ 181 $ 32
25012265.UG.FTS.B, 25.26%, 12/06/22 .. 77 78
24902955.UG.FTS.B, 21.38%, 12/09/22 .. 1,129 1,137
25024273.UG.FTS.B, 21.38%, 12/09/22 .. 1,496 (9)
24925862.UG.FTS.B, 25.26%, 12/10/22 .. 214 216
25142159.UG.FTS.B, 25.26%, 12/10/22 .. 1,901 1,913
24982240.UG.FTS.B, 30.51%, 12/12/22 .. 199 202
25213484.UG.FTS.B, 25.26%, 12/13/22 .. 155 156
25041265.UG.FTS.B, 23.3%, 12/16/22 ... 2,495 2,487
25262625.UG.FTS.B, 25.26%, 12/16/22 .. 44 44
25350019.UG.FTS.B, 19.99%, 12/18/22 .. 725 730
25181624.UG.FTS.B, 25.26%, 12/19/22 .. 4,480 825
25363736.UG.FTS.B, 25.26%, 12/19/22 .. 155 157
24996014.UG.FTS.B, 25.26%, 12/21/22 .. 6,416 6,116
25448082.UG.FTS.B, 24.29%, 12/23/22 .. 765 772
25425443.UG.FTS.B, 25.26%, 12/23/22 .. 77 78
25472241.UG.FTS.B, 25.26%, 12/23/22 .. 78 79
25412581.UG.FTS.B, 30.51%, 12/23/22 .. 297 23
25461625.UG.FTS.B, 25.26%, 12/24/22 .. 850 863
25533812.UG.FTS.B, 30.51%, 12/26/22 .. 823 839
25584542.UG.FTS.B, 25.26%, 12/27/22 .. 1,140 102
25501555.UG.FTS.B, 25.26%, 12/30/22 .. 281 285
25646311.UG.FTS.B, 25.26%, 12/31/22 .. 1,140 1,147
25702061.UG.FTS.B, 25.26%, 1/02/23 ... 460 462
25635833.UG.FTS.B, 25.26%, 1/03/23 ... 172 173
25770054.UG.FTS.B, 25.26%, 1/03/23 ... 203 36
25777408.UG.FTS.B, 25.26%, 1/06/23 ... 46 45
25697010.UG.FTS.B, 21.38%, 1/07/23 ... 2,961 2,979
22994162.UG.FTS.B, 25.26%, 1/27/23 ... 11,192 11,277
23527524.UG.FTS.B, 25.26%, 2/15/23 ... 305 308
22861454.UG.FTS.B, 14.29%, 8/19/23 ... 2,311 2,329
22444070.UG.FTS.B, 27.74%, 9/10/24 ... 4,095 4,136
22753947.UG.FTS.B, 28.99%, 9/16/24 ... 10,557 11,167
22724262.UG.FTS.B, 29.69%, 9/17/24 ... 13,975 14,876
22728779.UG.FTS.B, 15.62%, 9/20/24 ... 6,197 6,439
23038391.UG.FTS.B, 26.77%, 9/26/24 ... 6,778 7,144
23059552.UG.FTS.B, 29.69%, 9/26/24 ... 19,565 20,908
22932098.UG.FTS.B, 28.71%, 10/01/24 .. 11,426 11,991
22762086.UG.FTS.B, 29.69%, 10/01/24 .. 28,487 26,922
22732959.UG.FTS.B, 28.71%, 10/03/24 .. 14,283 14,997
23091427.UG.FTS.B, 29.69%, 10/08/24 .. 16,244 2,203
23786228.UG.FTS.B, 29.69%, 10/28/24 .. 7,005 7,470
24184289.UG.FTS.B, 27.74%, 11/06/24 .. 8,326 8,653
24800940.UG.FTS.B, 25.82%, 11/27/24 .. 17,167 18,023
24350329.UG.FTS.B, 27.74%, 11/29/24 .. 6,998 7,393
24595955.UG.FTS.B, 29.69%, 11/29/24 .. 13,954 14,709
24938220.UG.FTS.B, 26.77%, 12/03/24 .. 11,864 12,364
25206108.UG.FTS.B, 25.82%, 12/20/24 .. 8,843 9,226
24763225.UG.FTS.B, 27.74%, 12/24/24 .. 23,557 24,604
25561593.UG.FTS.B, 21.93%, 12/27/24 .. 12,292 12,793
25318603.UG.FTS.B, Zero Cpn, 12/30/24 . 17,346 1,329
25820593.UG.FTS.B, 26.77%, 1/17/25 ... 8,055 8,398
25702486.UG.FTS.B, 29.69%, 1/17/25 ... 10,480 11,083
25774878.UG.FTS.B, 29.69%, 1/25/25 ... 23,108 23,978
22770418.UG.FTS.B, 24.99%, 9/16/27 ... 425 71
22783150.UG.FTS.B, 23.3%, 9/20/27 .... 130 130
22939405.UG.FTS.B, 25.26%, 9/23/27 ... 8 1
23044060.UG.FTS.B, 24.29%, 9/25/27 ... 3 3

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. (continued)
22781687.UG.FTS.B, 24.99%, 9/25/27 ... $ 30 $ 5
23037218.UG.FTS.B, 25.26%, 9/25/27 ... 885 145
23114330.UG.FTS.B, 14.29%, 9/27/27 ... 101 3
23575274.UG.FTS.B, 25.26%, 10/16/27 .. 71 71
23822313.UG.FTS.B, 25.26%, 10/24/27 .. 1,519 1,539
23781973.UG.FTS.B, 25.26%, 10/27/27 .. 390 395
24221831.UG.FTS.B, 25.26%, 11/01/27 .. 35 35
24306897.UG.FTS.B, 18.46%, 11/12/27 .. 108 108
24373284.UG.FTS.B, 24.29%, 11/12/27 .. 414 416
24334777.UG.FTS.B, 30.51%, 11/12/27 .. 42 42
24404955.UG.FTS.B, 25.26%, 11/13/27 .. 671 673
23846140.UG.FTS.B, 19.99%, 11/18/27 .. 471 474
24491583.UG.FTS.B, 25.26%, 11/18/27 .. 2,039 1,985
24575211.UG.FTS.B, 24.99%, 11/19/27 .. 156 157
24590722.UG.FTS.B, 25.26%, 11/19/27 .. 1,525 1,544
24615342.UG.FTS.B, 22.34%, 11/20/27 .. 38 38
24439599.UG.FTS.B, 25.26%, 11/21/27 .. 384 388
24625123.UG.FTS.B, 14.29%, 11/22/27 .. 305 306
24326904.UG.FTS.B, 25.26%, 11/27/27 .. 402 409
24808854.UG.FTS.B, 24.29%, 11/29/27 .. 755 61
325,686
Upgrade, Inc. - Card
991807257.UG.FTS.B, Zero Cpn, 2/10/24 . 60 4
991778146.UG.FTS.B, 18.71%, 2/10/24 .. 227 229
991814355.UG.FTS.B, 28.48%, 2/10/24 .. 259 258
991813036.UG.FTS.B, 29.49%, 2/10/24 .. 837 848
991858193.UG.FTS.B, 29.49%, 2/10/24 .. 192 190
991818747.UG.FTS.B, 22.47%, 2/11/24 .. 4 4
991820873.UG.FTS.B, 29.48%, 2/11/24 .. 178 181
991808167.UG.FTS.B, 29.49%, 2/11/24 .. 128 131
991812184.UG.FTS.B, 29.49%, 2/11/24 .. 41 41
991812643.UG.FTS.B, 29.49%, 2/11/24 .. 101 101
991812846.UG.FTS.B, 29.49%, 2/11/24 .. 45 45
991840198.UG.FTS.B, 29.49%, 2/11/24 .. 72 37
991808361.UG.FTS.B, Zero Cpn, 2/12/24 . 73 5
991823499.UG.FTS.B, Zero Cpn, 2/12/24 . 75 5
991838221.UG.FTS.B, Zero Cpn, 2/12/24 . 171 12
991805066.UG.FTS.B, 19.3%, 2/12/24 ... 198 200
991844159.UG.FTS.B, 19.99%, 2/12/24 .. 26 27
991811276.UG.FTS.B, 21.48%, 2/12/24 .. 265 267
991798559.UG.FTS.B, 22.47%, 2/12/24 .. 161 160
991806903.UG.FTS.B, 23.45%, 2/12/24 .. 82 82
991819802.UG.FTS.B, 26.44%, 2/12/24 .. 60 60
991760854.UG.FTS.B, 28.48%, 2/12/24 .. 151 153
991806030.UG.FTS.B, 28.48%, 2/12/24 .. 209 62
991831361.UG.FTS.B, 28.48%, 2/12/24 .. 156 157
991837602.UG.FTS.B, 28.48%, 2/12/24 .. 32 32
991838743.UG.FTS.B, 28.48%, 2/12/24 .. 56 57
991840432.UG.FTS.B, 28.48%, 2/12/24 .. 125 128
991843407.UG.FTS.B, 28.48%, 2/12/24 .. 145 145
991857933.UG.FTS.B, 28.48%, 2/12/24 .. 442 445
991848000.UG.FTS.B, 29.48%, 2/12/24 .. 92 93
991850943.UG.FTS.B, 29.48%, 2/12/24 .. 68 68
991802567.UG.FTS.B, 29.49%, 2/12/24 .. 152 11
991803118.UG.FTS.B, 29.49%, 2/12/24 .. 109 15
991803198.UG.FTS.B, 29.49%, 2/12/24 .. 12 12
991803397.UG.FTS.B, 29.49%, 2/12/24 .. 123 126
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991805098.UG.FTS.B, 29.49%, 2/12/24 .. $ 29 $ 29
991805497.UG.FTS.B, 29.49%, 2/12/24 .. 39 40
991806924.UG.FTS.B, 29.49%, 2/12/24 .. 116 118
991807022.UG.FTS.B, 29.49%, 2/12/24 .. 320 315
991807617.UG.FTS.B, 29.49%, 2/12/24 .. 344 349
991810892.UG.FTS.B, 29.49%, 2/12/24 .. 296 21
991813205.UG.FTS.B, 29.49%, 2/12/24 .. 924 943
991814047.UG.FTS.B, 29.49%, 2/12/24 .. 68 69
991815751.UG.FTS.B, 29.49%, 2/12/24 .. 21 21
991818422.UG.FTS.B, 29.49%, 2/12/24 .. 25 25
991819265.UG.FTS.B, 29.49%, 2/12/24 .. 129 131
991821292.UG.FTS.B, 29.49%, 2/12/24 .. 44 44
991822089.UG.FTS.B, 29.49%, 2/12/24 .. 34 34
991823582.UG.FTS.B, 29.49%, 2/12/24 .. 48 (2)
991824044.UG.FTS.B, 29.49%, 2/12/24 .. 92 94
991826796.UG.FTS.B, 29.49%, 2/12/24 .. 28 28
991826999.UG.FTS.B, 29.49%, 2/12/24 .. 26 4
991827907.UG.FTS.B, 29.49%, 2/12/24 .. 26 26
991833480.UG.FTS.B, 29.49%, 2/12/24 .. 941 960
991835219.UG.FTS.B, 29.49%, 2/12/24 .. 220 225
991843461.UG.FTS.B, 29.49%, 2/12/24 .. 79 78
991847036.UG.FTS.B, 29.49%, 2/12/24 .. 40 40
991849905.UG.FTS.B, 29.49%, 2/12/24 .. 47 47
991853519.UG.FTS.B, 29.49%, 2/12/24 .. 24 24
991855248.UG.FTS.B, 29.49%, 2/12/24 .. 367 371
991855737.UG.FTS.B, 29.49%, 2/12/24 .. 323 329
991855877.UG.FTS.B, 29.49%, 2/12/24 .. 79 80
991856774.UG.FTS.B, 29.49%, 2/12/24 .. 151 152
991762672.UG.FTS.B, Zero Cpn, 2/13/24 . 235 16
991819096.UG.FTS.B, Zero Cpn, 2/13/24 . 52 4
991838693.UG.FTS.B, Zero Cpn, 2/13/24 . 52 4
991843314.UG.FTS.B, 18.47%, 2/13/24 .. 426 431
991762858.UG.FTS.B, 19.3%, 2/13/24 ... 120 120
991825297.UG.FTS.B, 19.99%, 2/13/24 .. 52 52
991802789.UG.FTS.B, 20.47%, 2/13/24 .. 315 318
991823885.UG.FTS.B, 22.45%, 2/13/24 .. 152 152
991812697.UG.FTS.B, 23.45%, 2/13/24 .. 6 6
991815791.UG.FTS.B, 25.45%, 2/13/24 .. 230 230
991823139.UG.FTS.B, 26.44%, 2/13/24 .. 220 221
991802844.UG.FTS.B, 28.48%, 2/13/24 .. 243 248
991809335.UG.FTS.B, 28.48%, 2/13/24 .. 23 23
991813666.UG.FTS.B, 28.48%, 2/13/24 .. 89 91
991826346.UG.FTS.B, 28.48%, 2/13/24 .. 39 39
991826678.UG.FTS.B, 28.48%, 2/13/24 .. 74 76
991829933.UG.FTS.B, 28.48%, 2/13/24 .. 59 4
991834075.UG.FTS.B, 28.48%, 2/13/24 .. 367 373
991840249.UG.FTS.B, 28.48%, 2/13/24 .. 70 71
991840302.UG.FTS.B, 28.48%, 2/13/24 .. 62 63
991847628.UG.FTS.B, 28.48%, 2/13/24 .. 61 62
991848142.UG.FTS.B, 28.48%, 2/13/24 .. 199 14
991852216.UG.FTS.B, 28.48%, 2/13/24 .. 49 50
991852594.UG.FTS.B, 28.48%, 2/13/24 .. 42 42
991856699.UG.FTS.B, 28.48%, 2/13/24 .. 128 131
991760964.UG.FTS.B, 29.48%, 2/13/24 .. 56 56
991762577.UG.FTS.B, 29.48%, 2/13/24 .. 45 44
991809378.UG.FTS.B, 29.48%, 2/13/24 .. 76 77
991760977.UG.FTS.B, 29.49%, 2/13/24 .. 13 6
991803760.UG.FTS.B, 29.49%, 2/13/24 .. 61 61

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991804307.UG.FTS.B, 29.49%, 2/13/24 .. $ 141 $ 21
991805669.UG.FTS.B, 29.49%, 2/13/24 .. 101 100
991807707.UG.FTS.B, 29.49%, 2/13/24 .. 125 128
991808245.UG.FTS.B, 29.49%, 2/13/24 .. 156 157
991809162.UG.FTS.B, 29.49%, 2/13/24 .. 231 32
991811083.UG.FTS.B, 29.49%, 2/13/24 .. 87 86
991812699.UG.FTS.B, 29.49%, 2/13/24 .. 145 41
991814132.UG.FTS.B, 29.49%, 2/13/24 .. 5 5
991814627.UG.FTS.B, 29.49%, 2/13/24 .. 677 685
991815439.UG.FTS.B, 29.49%, 2/13/24 .. 84 86
991818894.UG.FTS.B, 29.49%, 2/13/24 .. 141 143
991819845.UG.FTS.B, 29.49%, 2/13/24 .. 2 2
991822750.UG.FTS.B, 29.49%, 2/13/24 .. 93 (4)
991825123.UG.FTS.B, 29.49%, 2/13/24 .. 69 71
991825647.UG.FTS.B, 29.49%, 2/13/24 .. 60 61
991825820.UG.FTS.B, 29.49%, 2/13/24 .. 33 (1)
991826041.UG.FTS.B, 29.49%, 2/13/24 .. 264 265
991826145.UG.FTS.B, 29.49%, 2/13/24 .. 94 96
991826851.UG.FTS.B, 29.49%, 2/13/24 .. 87 88
991828989.UG.FTS.B, 29.49%, 2/13/24 .. 514 525
991830056.UG.FTS.B, 29.49%, 2/13/24 .. 65 64
991830221.UG.FTS.B, 29.49%, 2/13/24 .. 25 25
991832221.UG.FTS.B, 29.49%, 2/13/24 .. 210 212
991835549.UG.FTS.B, 29.49%, 2/13/24 .. 43 43
991837737.UG.FTS.B, 29.49%, 2/13/24 .. 67 68
991838509.UG.FTS.B, 29.49%, 2/13/24 .. 115 117
991838791.UG.FTS.B, 29.49%, 2/13/24 .. 76 77
991842746.UG.FTS.B, 29.49%, 2/13/24 .. 67 69
991843144.UG.FTS.B, 29.49%, 2/13/24 .. 291 40
991843833.UG.FTS.B, 29.49%, 2/13/24 .. 104 104
991846608.UG.FTS.B, 29.49%, 2/13/24 .. 7 7
991853606.UG.FTS.B, 29.49%, 2/13/24 .. 146 149
991854419.UG.FTS.B, 29.49%, 2/13/24 .. 1,027 270
991806114.UG.FTS.B, Zero Cpn, 2/14/24 . 157 11
991857536.UG.FTS.B, Zero Cpn, 2/14/24 . 104 7
991825384.UG.FTS.B, 19.96%, 2/14/24 .. 143 144
991787070.UG.FTS.B, 19.99%, 2/14/24 .. 22 22
991835702.UG.FTS.B, 19.99%, 2/14/24 .. 365 370
991840652.UG.FTS.B, 19.99%, 2/14/24 .. 138 42
991822292.UG.FTS.B, 20.47%, 2/14/24 .. 40 40
991833333.UG.FTS.B, 20.96%, 2/14/24 .. 595 600
991826464.UG.FTS.B, 22.45%, 2/14/24 .. 163 (2)
991806806.UG.FTS.B, 22.47%, 2/14/24 .. 224 165
991846865.UG.FTS.B, 22.47%, 2/14/24 .. 5 5
991851736.UG.FTS.B, 22.47%, 2/14/24 .. 191 192
991805184.UG.FTS.B, 23.45%, 2/14/24 .. – –
991820411.UG.FTS.B, 25.45%, 2/14/24 .. 17 17
991800291.UG.FTS.B, 28.48%, 2/14/24 .. 324 45
991811392.UG.FTS.B, 28.48%, 2/14/24 .. 136 139
991812386.UG.FTS.B, 28.48%, 2/14/24 .. 68 70
991818462.UG.FTS.B, 28.48%, 2/14/24 .. 104 104
991831703.UG.FTS.B, 28.48%, 2/14/24 .. 60 61
991835889.UG.FTS.B, 28.48%, 2/14/24 .. 107 109
991844597.UG.FTS.B, 28.48%, 2/14/24 .. 601 610
991847502.UG.FTS.B, 28.48%, 2/14/24 .. 178 181
991814105.UG.FTS.B, 29.48%, 2/14/24 .. 42 42
991820881.UG.FTS.B, 29.48%, 2/14/24 .. – –
991821791.UG.FTS.B, 29.48%, 2/14/24 .. 88 89
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991842427.UG.FTS.B, 29.48%, 2/14/24 .. $ 66 $ 68
991854322.UG.FTS.B, 29.48%, 2/14/24 .. 198 203
991857702.UG.FTS.B, 29.48%, 2/14/24 .. 8 8
991777332.UG.FTS.B, 29.49%, 2/14/24 .. 79 81
991790777.UG.FTS.B, 29.49%, 2/14/24 .. 22 22
991794402.UG.FTS.B, 29.49%, 2/14/24 .. 44 44
991802654.UG.FTS.B, 29.49%, 2/14/24 .. 221 226
991804214.UG.FTS.B, 29.49%, 2/14/24 .. 57 56
991805005.UG.FTS.B, 29.49%, 2/14/24 .. 53 16
991805363.UG.FTS.B, 29.49%, 2/14/24 .. 28 28
991805751.UG.FTS.B, 29.49%, 2/14/24 .. 124 19
991807223.UG.FTS.B, 29.49%, 2/14/24 .. 104 106
991807331.UG.FTS.B, 29.49%, 2/14/24 .. 80 81
991808375.UG.FTS.B, 29.49%, 2/14/24 .. 89 12
991809986.UG.FTS.B, 29.49%, 2/14/24 .. 61 62
991811416.UG.FTS.B, 29.49%, 2/14/24 .. 148 151
991811679.UG.FTS.B, 29.49%, 2/14/24 .. 40 41
991811829.UG.FTS.B, 29.49%, 2/14/24 .. 13 13
991813801.UG.FTS.B, 29.49%, 2/14/24 .. 58 59
991815383.UG.FTS.B, 29.49%, 2/14/24 .. 12 12
991817391.UG.FTS.B, 29.49%, 2/14/24 .. 73 19
991819107.UG.FTS.B, 29.49%, 2/14/24 .. 93 91
991820078.UG.FTS.B, 29.49%, 2/14/24 .. 70 72
991820652.UG.FTS.B, 29.49%, 2/14/24 .. 16 16
991820788.UG.FTS.B, 29.49%, 2/14/24 .. 57 58
991820879.UG.FTS.B, 29.49%, 2/14/24 .. 14 14
991824942.UG.FTS.B, 29.49%, 2/14/24 .. 44 44
991825619.UG.FTS.B, 29.49%, 2/14/24 .. 223 218
991826591.UG.FTS.B, 29.49%, 2/14/24 .. 174 175
991827030.UG.FTS.B, 29.49%, 2/14/24 .. 81 82
991828159.UG.FTS.B, 29.49%, 2/14/24 .. 166 24
991828399.UG.FTS.B, 29.49%, 2/14/24 .. 46 10
991829905.UG.FTS.B, 29.49%, 2/14/24 .. 52 53
991830933.UG.FTS.B, 29.49%, 2/14/24 .. 17 16
991831471.UG.FTS.B, 29.49%, 2/14/24 .. – –
991833347.UG.FTS.B, 29.49%, 2/14/24 .. 18 18
991835428.UG.FTS.B, 29.49%, 2/14/24 .. 81 12
991836005.UG.FTS.B, 29.49%, 2/14/24 .. 20 20
991837093.UG.FTS.B, 29.49%, 2/14/24 .. 84 86
991839021.UG.FTS.B, 29.49%, 2/14/24 .. 183 186
991841194.UG.FTS.B, 29.49%, 2/14/24 .. 11 10
991843509.UG.FTS.B, 29.49%, 2/14/24 .. 82 82
991846543.UG.FTS.B, 29.49%, 2/14/24 .. – –
991848269.UG.FTS.B, 29.49%, 2/14/24 .. 67 18
991848382.UG.FTS.B, 29.49%, 2/14/24 .. 98 71
991851816.UG.FTS.B, 29.49%, 2/14/24 .. 190 62
991852711.UG.FTS.B, 29.49%, 2/14/24 .. 18 18
991853091.UG.FTS.B, 29.49%, 2/14/24 .. 26 4
991857188.UG.FTS.B, 29.49%, 2/14/24 .. 566 577
991857248.UG.FTS.B, 29.49%, 2/14/24 .. 40 40
991857920.UG.FTS.B, 29.49%, 2/14/24 .. 221 222
991857984.UG.FTS.B, 29.49%, 2/14/24 .. 87 89
991761764.UG.FTS.B, Zero Cpn, 2/15/24 . 213 15
991849026.UG.FTS.B, Zero Cpn, 2/15/24 . 37 3
991841512.UG.FTS.B, 16.49%, 2/15/24 .. 45 46
991853079.UG.FTS.B, 18.47%, 2/15/24 .. 416 420
991803737.UG.FTS.B, 18.71%, 2/15/24 .. 69 70
991845447.UG.FTS.B, 19.3%, 2/15/24 ... 372 26

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991857528.UG.FTS.B, 19.3%, 2/15/24 ... $ 61 $ 62
991843097.UG.FTS.B, 20.47%, 2/15/24 .. 133 133
991805838.UG.FTS.B, 21.47%, 2/15/24 .. 154 154
991815047.UG.FTS.B, 21.47%, 2/15/24 .. 22 22
991850875.UG.FTS.B, 23.45%, 2/15/24 .. 646 646
991809041.UG.FTS.B, 28.48%, 2/15/24 .. 89 91
991811127.UG.FTS.B, 28.48%, 2/15/24 .. 1,833 1,860
991812203.UG.FTS.B, 28.48%, 2/15/24 .. 889 905
991815578.UG.FTS.B, 28.48%, 2/15/24 .. 38 38
991822964.UG.FTS.B, 28.48%, 2/15/24 .. 112 114
991827844.UG.FTS.B, 28.48%, 2/15/24 .. 31 31
991845273.UG.FTS.B, 28.48%, 2/15/24 .. 367 375
991814618.UG.FTS.B, 29.48%, 2/15/24 .. 81 82
991819327.UG.FTS.B, 29.48%, 2/15/24 .. 63 65
991819564.UG.FTS.B, 29.48%, 2/15/24 .. 23 24
991830580.UG.FTS.B, 29.48%, 2/15/24 .. 51 52
991777925.UG.FTS.B, 29.49%, 2/15/24 .. 82 84
991778482.UG.FTS.B, 29.49%, 2/15/24 .. 6 6
991780114.UG.FTS.B, 29.49%, 2/15/24 .. 165 25
991803142.UG.FTS.B, 29.49%, 2/15/24 .. 25 4
991803554.UG.FTS.B, 29.49%, 2/15/24 .. 19 19
991808637.UG.FTS.B, 29.49%, 2/15/24 .. 13 13
991808840.UG.FTS.B, 29.49%, 2/15/24 .. 120 120
991812295.UG.FTS.B, 29.49%, 2/15/24 .. 147 150
991812557.UG.FTS.B, 29.49%, 2/15/24 .. 123 122
991813506.UG.FTS.B, 29.49%, 2/15/24 .. 96 98
991814696.UG.FTS.B, 29.49%, 2/15/24 .. 198 202
991815677.UG.FTS.B, 29.49%, 2/15/24 .. 34 13
991816058.UG.FTS.B, 29.49%, 2/15/24 .. 6 5
991816140.UG.FTS.B, 29.49%, 2/15/24 .. 395 395
991817153.UG.FTS.B, 29.49%, 2/15/24 .. 61 9
991817664.UG.FTS.B, 29.49%, 2/15/24 .. 154 157
991818151.UG.FTS.B, 29.49%, 2/15/24 .. 16 16
991824199.UG.FTS.B, 29.49%, 2/15/24 .. 179 13
991825377.UG.FTS.B, 29.49%, 2/15/24 .. 58 59
991828490.UG.FTS.B, 29.49%, 2/15/24 .. 179 181
991831448.UG.FTS.B, 29.49%, 2/15/24 .. 145 148
991834770.UG.FTS.B, 29.49%, 2/15/24 .. 55 55
991835256.UG.FTS.B, 29.49%, 2/15/24 .. – –
991835844.UG.FTS.B, 29.49%, 2/15/24 .. 92 94
991839346.UG.FTS.B, 29.49%, 2/15/24 .. – –
991841269.UG.FTS.B, 29.49%, 2/15/24 .. 131 133
991842522.UG.FTS.B, 29.49%, 2/15/24 .. 328 322
991842689.UG.FTS.B, 29.49%, 2/15/24 .. 151 153
991844063.UG.FTS.B, 29.49%, 2/15/24 .. 764 780
991846935.UG.FTS.B, 29.49%, 2/15/24 .. 626 90
991847259.UG.FTS.B, 29.49%, 2/15/24 .. 2 2
991848017.UG.FTS.B, 29.49%, 2/15/24 .. 63 (2)
991848451.UG.FTS.B, 29.49%, 2/15/24 .. 123 125
991854338.UG.FTS.B, 29.49%, 2/15/24 .. – –
991855065.UG.FTS.B, 29.49%, 2/15/24 .. 30 30
991856146.UG.FTS.B, 29.49%, 2/15/24 .. – –
991857458.UG.FTS.B, 29.49%, 2/15/24 .. 140 142
991974180.UG.FTS.B, 15.47%, 2/16/24 .. 39 39
991823874.UG.FTS.B, 17.47%, 2/16/24 .. 367 370
991849830.UG.FTS.B, 17.49%, 2/16/24 .. 480 486
991951173.UG.FTS.B, 17.49%, 2/16/24 .. 15 3
991943688.UG.FTS.B, 29.49%, 2/16/24 .. 413 422
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991989114.UG.FTS.B, 29.49%, 2/16/24 .. $ 16 $ 16
991808019.UG.FTS.B, Zero Cpn, 2/17/24 . 39 3
991872409.UG.FTS.B, Zero Cpn, 2/17/24 . 71 5
991804538.UG.FTS.B, 25.45%, 2/17/24 .. 84 85
991920721.UG.FTS.B, 28.48%, 2/17/24 .. 125 128
991872807.UG.FTS.B, 29.48%, 2/17/24 .. 12 12
991823101.UG.FTS.B, 29.49%, 2/17/24 .. 26 26
991827738.UG.FTS.B, 29.49%, 2/17/24 .. 43 44
991847729.UG.FTS.B, 29.49%, 2/17/24 .. 120 120
991849598.UG.FTS.B, 29.49%, 2/17/24 .. 88 88
991997607.UG.FTS.B, 29.49%, 2/17/24 .. 203 205
991342732.UG.FTS.B, 29.49%, 12/23/24 . 306 326
991715757.UG.FTS.B, 15.97%, 2/08/25 .. 545 555
991740852.UG.FTS.B, 15.97%, 2/08/25 .. 163 163
991724808.UG.FTS.B, 17.99%, 2/08/25 .. 671 682
991735248.UG.FTS.B, 17.99%, 2/08/25 .. 2,305 2,301
991808949.UG.FTS.B, 17.99%, 2/08/25 .. 13 13
991757234.UG.FTS.B, 17.99%, 2/09/25 .. 389 396
991732442.UG.FTS.B, 14.98%, 2/10/25 .. 774 779
991733275.UG.FTS.B, 14.98%, 2/10/25 .. 298 304
991849542.UG.FTS.B, 14.98%, 2/10/25 .. 28 28
991937376.UG.FTS.B, 14.98%, 2/10/25 .. 692 700
991732663.UG.FTS.B, 15%, 2/10/25 ..... 156 157
991742845.UG.FTS.B, 15.97%, 2/10/25 .. 52 52
991776139.UG.FTS.B, 15.97%, 2/10/25 .. 1,028 1,048
991839233.UG.FTS.B, 15.97%, 2/10/25 .. 124 126
991883759.UG.FTS.B, 15.97%, 2/10/25 .. 1,385 1,403
991922584.UG.FTS.B, 15.97%, 2/10/25 .. 38 38
991734362.UG.FTS.B, 16.99%, 2/10/25 .. 1,072 1,092
991758232.UG.FTS.B, 16.99%, 2/10/25 .. 324 330
991767800.UG.FTS.B, 16.99%, 2/10/25 .. 2,386 2,400
991771576.UG.FTS.B, 16.99%, 2/10/25 .. 827 843
991799804.UG.FTS.B, 16.99%, 2/10/25 .. 208 212
991940443.UG.FTS.B, 16.99%, 2/10/25 .. 3,467 3,511
991734925.UG.FTS.B, 17.99%, 2/10/25 .. 25 25
991767919.UG.FTS.B, 17.99%, 2/10/25 .. 873 875
991802234.UG.FTS.B, 17.99%, 2/10/25 .. 4,133 4,211
991910229.UG.FTS.B, 17.99%, 2/10/25 .. 482 491
991963090.UG.FTS.B, 17.99%, 2/10/25 .. 1,367 1,363
991820429.UG.FTS.B, 19.21%, 2/10/25 .. 39 7
991739129.UG.FTS.B, 19.99%, 2/10/25 .. 40 41
991960619.UG.FTS.B, 21.98%, 2/10/25 .. 27 27
991761364.UG.FTS.B, 28.98%, 2/10/25 .. 311 321
991812249.UG.FTS.B, 28.98%, 2/10/25 .. 469 465
991822498.UG.FTS.B, 28.98%, 2/10/25 .. 114 112
991827179.UG.FTS.B, 28.98%, 2/10/25 .. 248 255
991840626.UG.FTS.B, 28.98%, 2/10/25 .. 20 20
991854247.UG.FTS.B, 28.98%, 2/10/25 .. 353 361
991736378.UG.FTS.B, 29.49%, 2/10/25 .. 2,736 2,708
991821789.UG.FTS.B, 29.49%, 2/10/25 .. 245 253
991819207.UG.FTS.B, Zero Cpn, 2/11/25 . 56 4
991753557.UG.FTS.B, 15.97%, 2/11/25 .. 359 359
991740362.UG.FTS.B, 16.99%, 2/11/25 .. 1,235 1,260
991747996.UG.FTS.B, 16.99%, 2/11/25 .. 661 674
991755840.UG.FTS.B, 16.99%, 2/11/25 .. 592 603
991754217.UG.FTS.B, 17.99%, 2/11/25 .. 57 57
991810427.UG.FTS.B, 18.97%, 2/11/25 .. 94 94
991804685.UG.FTS.B, 19.8%, 2/11/25 ... 41 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991826671.UG.FTS.B, 19.8%, 2/11/25 ... $ 522 $ 521
991988947.UG.FTS.B, 22.97%, 2/11/25 .. 4 4
991778952.UG.FTS.B, 28.98%, 2/11/25 .. 1,240 1,209
991803773.UG.FTS.B, 28.98%, 2/11/25 .. 8 8
991851331.UG.FTS.B, 28.98%, 2/11/25 .. 2,257 2,268
991857312.UG.FTS.B, 28.98%, 2/11/25 .. 285 295
991745632.UG.FTS.B, 29.49%, 2/11/25 .. 118 119
991804723.UG.FTS.B, 29.49%, 2/11/25 .. 130 132
991809359.UG.FTS.B, 29.49%, 2/11/25 .. 319 (14)
991809668.UG.FTS.B, 29.49%, 2/11/25 .. 371 372
991812244.UG.FTS.B, 29.49%, 2/11/25 .. 117 121
991815191.UG.FTS.B, 29.49%, 2/11/25 .. 128 129
991815738.UG.FTS.B, 29.49%, 2/11/25 .. 109 110
991829840.UG.FTS.B, 29.49%, 2/11/25 .. 323 328
991804033.UG.FTS.B, Zero Cpn, 2/12/25 . 2,436 168
991816759.UG.FTS.B, Zero Cpn, 2/12/25 . 664 46
991822751.UG.FTS.B, Zero Cpn, 2/12/25 . 112 8
991810022.UG.FTS.B, 14%, 2/12/25 ..... 1,829 1,846
991758225.UG.FTS.B, 14.98%, 2/12/25 .. 77 77
991769361.UG.FTS.B, 14.98%, 2/12/25 .. 1,004 1,007
991750957.UG.FTS.B, 15%, 2/12/25 ..... 8 8
991772549.UG.FTS.B, 15%, 2/12/25 ..... 820 836
991915264.UG.FTS.B, 15%, 2/12/25 ..... 2,571 2,620
991777650.UG.FTS.B, 15.97%, 2/12/25 .. 78 80
991781572.UG.FTS.B, 15.97%, 2/12/25 .. 3,195 3,259
991791249.UG.FTS.B, 15.97%, 2/12/25 .. 17 17
991797856.UG.FTS.B, 15.97%, 2/12/25 .. 87 86
991898060.UG.FTS.B, 15.97%, 2/12/25 .. 330 334
991750465.UG.FTS.B, 16.99%, 2/12/25 .. 1,374 266
991758319.UG.FTS.B, 16.99%, 2/12/25 .. 1,402 1,429
991776181.UG.FTS.B, 16.99%, 2/12/25 .. 318 326
991769114.UG.FTS.B, 17.99%, 2/12/25 .. 544 554
991807436.UG.FTS.B, 17.99%, 2/12/25 .. 326 332
991884753.UG.FTS.B, 17.99%, 2/12/25 .. 54 54
991929045.UG.FTS.B, 17.99%, 2/12/25 .. 4,110 4,184
991941107.UG.FTS.B, 17.99%, 2/12/25 .. 661 661
991827757.UG.FTS.B, 18.97%, 2/12/25 .. 183 186
991872148.UG.FTS.B, 18.97%, 2/12/25 .. 4,133 4,208
991926314.UG.FTS.B, 18.97%, 2/12/25 .. 1,049 1,060
991802561.UG.FTS.B, 19.21%, 2/12/25 .. 426 425
991816619.UG.FTS.B, 19.21%, 2/12/25 .. 743 756
991839209.UG.FTS.B, 19.21%, 2/12/25 .. 15 15
991864191.UG.FTS.B, 19.21%, 2/12/25 .. 1,240 1,261
991840163.UG.FTS.B, 19.8%, 2/12/25 ... 648 655
991760875.UG.FTS.B, 19.99%, 2/12/25 .. 156 162
991786840.UG.FTS.B, 19.99%, 2/12/25 .. 267 276
991799677.UG.FTS.B, 19.99%, 2/12/25 .. 814 827
991805953.UG.FTS.B, 19.99%, 2/12/25 .. 73 75
991806201.UG.FTS.B, 19.99%, 2/12/25 .. 100 102
991816211.UG.FTS.B, 19.99%, 2/12/25 .. 146 151
991818449.UG.FTS.B, 19.99%, 2/12/25 .. 43 15
991826760.UG.FTS.B, 19.99%, 2/12/25 .. 203 206
991832331.UG.FTS.B, 19.99%, 2/12/25 .. 51 17
991838152.UG.FTS.B, 19.99%, 2/12/25 .. 34 34
991839865.UG.FTS.B, 19.99%, 2/12/25 .. 64 18
991752839.UG.FTS.B, 20.46%, 2/12/25 .. 3,447 3,469
991785806.UG.FTS.B, 20.46%, 2/12/25 .. 221 225
991805048.UG.FTS.B, 20.46%, 2/12/25 .. 16 16
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991852722.UG.FTS.B, 20.46%, 2/12/25 .. $ 642 $ 652
992003412.UG.FTS.B, 20.46%, 2/12/25 .. 247 249
991871804.UG.FTS.B, 20.97%, 2/12/25 .. 410 415
991883284.UG.FTS.B, 20.97%, 2/12/25 .. 1,126 1,140
991957028.UG.FTS.B, 20.97%, 2/12/25 .. 135 135
991974835.UG.FTS.B, 20.97%, 2/12/25 .. 1,240 1,247
991802583.UG.FTS.B, 21.46%, 2/12/25 .. 367 366
991806756.UG.FTS.B, 21.46%, 2/12/25 .. 93 93
991830417.UG.FTS.B, 21.46%, 2/12/25 .. 4,007 284
991802607.UG.FTS.B, 21.98%, 2/12/25 .. 2,094 2,120
991806219.UG.FTS.B, 21.98%, 2/12/25 .. 21 21
991807134.UG.FTS.B, 21.98%, 2/12/25 .. 162 159
991821559.UG.FTS.B, 21.98%, 2/12/25 .. 627 631
991863804.UG.FTS.B, 21.98%, 2/12/25 .. 1,168 1,182
991833350.UG.FTS.B, 22.97%, 2/12/25 .. 1,587 1,606
991878878.UG.FTS.B, 22.97%, 2/12/25 .. 31 31
991820674.UG.FTS.B, 23.95%, 2/12/25 .. 209 211
991830912.UG.FTS.B, 23.95%, 2/12/25 .. 4 4
991852900.UG.FTS.B, 23.95%, 2/12/25 .. 12 12
991858756.UG.FTS.B, 23.95%, 2/12/25 .. 501 366
991914843.UG.FTS.B, 23.95%, 2/12/25 .. 100 100
991922196.UG.FTS.B, 23.95%, 2/12/25 .. 323 238
991849884.UG.FTS.B, 27.99%, 2/12/25 .. 760 782
991753187.UG.FTS.B, 28.98%, 2/12/25 .. 257 264
991782001.UG.FTS.B, 28.98%, 2/12/25 .. 255 252
991786749.UG.FTS.B, 28.98%, 2/12/25 .. 521 507
991801416.UG.FTS.B, 28.98%, 2/12/25 .. 598 619
991803393.UG.FTS.B, 28.98%, 2/12/25 .. 674 698
991803553.UG.FTS.B, 28.98%, 2/12/25 .. 496 507
991804110.UG.FTS.B, 28.98%, 2/12/25 .. 146 151
991805409.UG.FTS.B, 28.98%, 2/12/25 .. 6 6
991806309.UG.FTS.B, 28.98%, 2/12/25 .. 167 172
991807845.UG.FTS.B, 28.98%, 2/12/25 .. 27 24
991808773.UG.FTS.B, 28.98%, 2/12/25 .. 160 165
991809238.UG.FTS.B, 28.98%, 2/12/25 .. 213 212
991810584.UG.FTS.B, 28.98%, 2/12/25 .. 853 878
991811876.UG.FTS.B, 28.98%, 2/12/25 .. 284 290
991812552.UG.FTS.B, 28.98%, 2/12/25 .. 88 91
991815227.UG.FTS.B, 28.98%, 2/12/25 .. 167 173
991817723.UG.FTS.B, 28.98%, 2/12/25 .. 127 131
991817728.UG.FTS.B, 28.98%, 2/12/25 .. 199 206
991818557.UG.FTS.B, 28.98%, 2/12/25 .. 128 131
991820783.UG.FTS.B, 28.98%, 2/12/25 .. 50 51
991822370.UG.FTS.B, 28.98%, 2/12/25 .. 261 259
991823210.UG.FTS.B, 28.98%, 2/12/25 .. 168 (7)
991823235.UG.FTS.B, 28.98%, 2/12/25 .. 26 4
991823389.UG.FTS.B, 28.98%, 2/12/25 .. 298 309
991823723.UG.FTS.B, 28.98%, 2/12/25 .. 126 125
991825542.UG.FTS.B, 28.98%, 2/12/25 .. 18 18
991829022.UG.FTS.B, 28.98%, 2/12/25 .. 111 110
991830871.UG.FTS.B, 28.98%, 2/12/25 .. 325 333
991831543.UG.FTS.B, 28.98%, 2/12/25 .. 23 9
991832534.UG.FTS.B, 28.98%, 2/12/25 .. 1,491 1,543
991832753.UG.FTS.B, 28.98%, 2/12/25 .. 434 444
991836774.UG.FTS.B, 28.98%, 2/12/25 .. 38 38
991836990.UG.FTS.B, 28.98%, 2/12/25 .. 122 122
991838664.UG.FTS.B, 28.98%, 2/12/25 .. 1,566 1,594
991838703.UG.FTS.B, 28.98%, 2/12/25 .. 113 117

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991839992.UG.FTS.B, 28.98%, 2/12/25 .. $ 56 $ 57
991841608.UG.FTS.B, 28.98%, 2/12/25 .. 288 298
991843868.UG.FTS.B, 28.98%, 2/12/25 .. 254 263
991844596.UG.FTS.B, 28.98%, 2/12/25 .. 641 651
991847833.UG.FTS.B, 28.98%, 2/12/25 .. 99 99
991849677.UG.FTS.B, 28.98%, 2/12/25 .. 438 (18)
991849987.UG.FTS.B, 28.98%, 2/12/25 .. 298 308
991856834.UG.FTS.B, 28.98%, 2/12/25 .. 1 1
991807146.UG.FTS.B, 29.46%, 2/12/25 .. 341 352
991753952.UG.FTS.B, 29.49%, 2/12/25 .. 554 557
991756767.UG.FTS.B, 29.49%, 2/12/25 .. 561 547
991762228.UG.FTS.B, 29.49%, 2/12/25 .. 132 136
991777163.UG.FTS.B, 29.49%, 2/12/25 .. 65 67
991785647.UG.FTS.B, 29.49%, 2/12/25 .. 158 163
991790482.UG.FTS.B, 29.49%, 2/12/25 .. 211 214
991798251.UG.FTS.B, 29.49%, 2/12/25 .. 99 100
991802896.UG.FTS.B, 29.49%, 2/12/25 .. 69 70
991803191.UG.FTS.B, 29.49%, 2/12/25 .. 281 288
991803804.UG.FTS.B, 29.49%, 2/12/25 .. 62 63
991803931.UG.FTS.B, 29.49%, 2/12/25 .. 46 46
991804775.UG.FTS.B, 29.49%, 2/12/25 .. 544 563
991805297.UG.FTS.B, 29.49%, 2/12/25 .. 202 132
991805383.UG.FTS.B, 29.49%, 2/12/25 .. 2,057 131
991805631.UG.FTS.B, 29.49%, 2/12/25 .. 131 136
991806843.UG.FTS.B, 29.49%, 2/12/25 .. 69 70
991806948.UG.FTS.B, 29.49%, 2/12/25 .. 156 161
991807096.UG.FTS.B, 29.49%, 2/12/25 .. 136 135
991807534.UG.FTS.B, 29.49%, 2/12/25 .. 91 68
991807545.UG.FTS.B, 29.49%, 2/12/25 .. 9 9
991807577.UG.FTS.B, 29.49%, 2/12/25 .. 1,020 1,033
991807803.UG.FTS.B, 29.49%, 2/12/25 .. 316 71
991807941.UG.FTS.B, 29.49%, 2/12/25 .. 15 15
991809346.UG.FTS.B, 29.49%, 2/12/25 .. 253 261
991809887.UG.FTS.B, 29.49%, 2/12/25 .. 198 205
991811105.UG.FTS.B, 29.49%, 2/12/25 .. 79 80
991813309.UG.FTS.B, 29.49%, 2/12/25 .. 168 173
991814010.UG.FTS.B, 29.49%, 2/12/25 .. 31 31
991814338.UG.FTS.B, 29.49%, 2/12/25 .. 39 39
991814464.UG.FTS.B, 29.49%, 2/12/25 .. 52 52
991815155.UG.FTS.B, 29.49%, 2/12/25 .. 97 22
991815654.UG.FTS.B, 29.49%, 2/12/25 .. 586 604
991816204.UG.FTS.B, 29.49%, 2/12/25 .. 9 9
991819353.UG.FTS.B, 29.49%, 2/12/25 .. 22 22
991819588.UG.FTS.B, 29.49%, 2/12/25 .. 769 777
991821193.UG.FTS.B, 29.49%, 2/12/25 .. 186 192
991821588.UG.FTS.B, 29.49%, 2/12/25 .. 294 291
991825037.UG.FTS.B, 29.49%, 2/12/25 .. 80 83
991826473.UG.FTS.B, 29.49%, 2/12/25 .. 97 98
991826837.UG.FTS.B, 29.49%, 2/12/25 .. 501 36
991827604.UG.FTS.B, 29.49%, 2/12/25 .. 7 7
991828550.UG.FTS.B, 29.49%, 2/12/25 .. 495 502
991828740.UG.FTS.B, 29.49%, 2/12/25 .. 284 294
991829556.UG.FTS.B, 29.49%, 2/12/25 .. 68 69
991830378.UG.FTS.B, 29.49%, 2/12/25 .. 92 23
991832251.UG.FTS.B, 29.49%, 2/12/25 .. 2 2
991833915.UG.FTS.B, 29.49%, 2/12/25 .. 96 99
991834980.UG.FTS.B, 29.49%, 2/12/25 .. 102 106
991836274.UG.FTS.B, 29.49%, 2/12/25 .. 427 442
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991836539.UG.FTS.B, 29.49%, 2/12/25 .. $ 466 $ 314
991837472.UG.FTS.B, 29.49%, 2/12/25 .. 152 157
991839406.UG.FTS.B, 29.49%, 2/12/25 .. 24 24
991839765.UG.FTS.B, 29.49%, 2/12/25 .. 22 22
991841177.UG.FTS.B, 29.49%, 2/12/25 .. 422 418
991842663.UG.FTS.B, 29.49%, 2/12/25 .. 25 25
991843673.UG.FTS.B, 29.49%, 2/12/25 .. 2,050 260
991846043.UG.FTS.B, 29.49%, 2/12/25 .. 121 125
991847529.UG.FTS.B, 29.49%, 2/12/25 .. 50 51
991849938.UG.FTS.B, 29.49%, 2/12/25 .. 130 134
991850187.UG.FTS.B, 29.49%, 2/12/25 .. 66 66
991850254.UG.FTS.B, 29.49%, 2/12/25 .. 73 73
991850275.UG.FTS.B, 29.49%, 2/12/25 .. 271 60
991853347.UG.FTS.B, 29.49%, 2/12/25 .. 2,734 2,828
991853525.UG.FTS.B, 29.49%, 2/12/25 .. 304 301
991854668.UG.FTS.B, 29.49%, 2/12/25 .. 2,128 2,202
991855183.UG.FTS.B, 29.49%, 2/12/25 .. 438 30
991855573.UG.FTS.B, 29.49%, 2/12/25 .. 24 24
991744979.UG.FTS.B, Zero Cpn, 2/13/25 . 1,080 74
991797883.UG.FTS.B, Zero Cpn, 2/13/25 . 507 35
991807139.UG.FTS.B, Zero Cpn, 2/13/25 . 536 37
991845354.UG.FTS.B, Zero Cpn, 2/13/25 . 528 37
991851446.UG.FTS.B, Zero Cpn, 2/13/25 . 102 7
991858226.UG.FTS.B, Zero Cpn, 2/13/25 . 327 23
991770961.UG.FTS.B, 14.97%, 2/13/25 .. 35 35
991759353.UG.FTS.B, 14.98%, 2/13/25 .. 120 122
991834929.UG.FTS.B, 14.98%, 2/13/25 .. 409 417
991761161.UG.FTS.B, 15%, 2/13/25 ..... 541 548
991837288.UG.FTS.B, 15%, 2/13/25 ..... 95 97
991838768.UG.FTS.B, 15%, 2/13/25 ..... 421 424
991897034.UG.FTS.B, 15%, 2/13/25 ..... 75 75
991951153.UG.FTS.B, 15%, 2/13/25 ..... 211 214
991761973.UG.FTS.B, 15.97%, 2/13/25 .. 218 75
991900934.UG.FTS.B, 15.97%, 2/13/25 .. 245 247
991995168.UG.FTS.B, 15.97%, 2/13/25 .. 122 124
991763663.UG.FTS.B, 16.99%, 2/13/25 .. 387 396
991765878.UG.FTS.B, 16.99%, 2/13/25 .. 100 102
991772971.UG.FTS.B, 16.99%, 2/13/25 .. 1,482 1,485
991789526.UG.FTS.B, 16.99%, 2/13/25 .. 746 761
991851687.UG.FTS.B, 16.99%, 2/13/25 .. 98 100
991863444.UG.FTS.B, 16.99%, 2/13/25 .. 407 412
991863850.UG.FTS.B, 16.99%, 2/13/25 .. 482 296
991898765.UG.FTS.B, 16.99%, 2/13/25 .. 4,926 5,022
991917280.UG.FTS.B, 16.99%, 2/13/25 .. 1,641 1,673
991944781.UG.FTS.B, 16.99%, 2/13/25 .. 170 174
991964092.UG.FTS.B, 16.99%, 2/13/25 .. 1,500 1,516
991991790.UG.FTS.B, 16.99%, 2/13/25 .. 80 81
991764232.UG.FTS.B, 17.99%, 2/13/25 .. 141 143
991764725.UG.FTS.B, 17.99%, 2/13/25 .. 206 15
991765109.UG.FTS.B, 17.99%, 2/13/25 .. 84 85
991770734.UG.FTS.B, 17.99%, 2/13/25 .. 214 218
991790361.UG.FTS.B, 17.99%, 2/13/25 .. 89 90
991762564.UG.FTS.B, 18.97%, 2/13/25 .. 391 397
991796484.UG.FTS.B, 18.97%, 2/13/25 .. 94 95
991836240.UG.FTS.B, 18.97%, 2/13/25 .. 122 122
991836655.UG.FTS.B, 18.97%, 2/13/25 .. 9,490 1,861
991849600.UG.FTS.B, 18.97%, 2/13/25 .. – –
991860430.UG.FTS.B, 18.97%, 2/13/25 .. 101 101

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991919865.UG.FTS.B, 18.97%, 2/13/25 .. $ 982 $ 989
991789837.UG.FTS.B, 19.21%, 2/13/25 .. 643 654
991833735.UG.FTS.B, 19.21%, 2/13/25 .. 374 374
991888359.UG.FTS.B, 19.21%, 2/13/25 .. 205 208
991994001.UG.FTS.B, 19.21%, 2/13/25 .. 575 581
991763007.UG.FTS.B, 19.8%, 2/13/25 ... 108 108
991806441.UG.FTS.B, 19.8%, 2/13/25 ... 25 25
991806983.UG.FTS.B, 19.8%, 2/13/25 ... 144 146
991807781.UG.FTS.B, 19.8%, 2/13/25 ... 65 66
991820791.UG.FTS.B, 19.8%, 2/13/25 ... 1,033 205
991821308.UG.FTS.B, 19.8%, 2/13/25 ... 40 40
991858233.UG.FTS.B, 19.8%, 2/13/25 ... 2,464 2,442
991804993.UG.FTS.B, 19.99%, 2/13/25 .. 476 493
991806621.UG.FTS.B, 19.99%, 2/13/25 .. 34 34
991809576.UG.FTS.B, 19.99%, 2/13/25 .. 91 92
991815843.UG.FTS.B, 19.99%, 2/13/25 .. 715 720
991816388.UG.FTS.B, 19.99%, 2/13/25 .. 82 20
991820719.UG.FTS.B, 19.99%, 2/13/25 .. 296 2
991828017.UG.FTS.B, 19.99%, 2/13/25 .. 99 100
991831745.UG.FTS.B, 19.99%, 2/13/25 .. 302 307
991834564.UG.FTS.B, 19.99%, 2/13/25 .. 2,063 2,108
991849814.UG.FTS.B, 19.99%, 2/13/25 .. 454 463
991819463.UG.FTS.B, 20.46%, 2/13/25 .. 503 511
991820645.UG.FTS.B, 20.46%, 2/13/25 .. 308 307
991832645.UG.FTS.B, 20.46%, 2/13/25 .. 1,665 1,691
991835719.UG.FTS.B, 20.46%, 2/13/25 .. 2,704 2,746
991836357.UG.FTS.B, 20.46%, 2/13/25 .. 4,994 5,073
991851215.UG.FTS.B, 20.46%, 2/13/25 .. 92 93
991810702.UG.FTS.B, 20.97%, 2/13/25 .. 1,253 1,271
991839486.UG.FTS.B, 20.97%, 2/13/25 .. 127 129
991777956.UG.FTS.B, 21.46%, 2/13/25 .. 656 450
991791788.UG.FTS.B, 21.46%, 2/13/25 .. 1,379 162
991804021.UG.FTS.B, 21.46%, 2/13/25 .. 15 15
991804184.UG.FTS.B, 21.46%, 2/13/25 .. 1,638 1,649
991817961.UG.FTS.B, 21.46%, 2/13/25 .. 2,226 462
991826312.UG.FTS.B, 21.46%, 2/13/25 .. 832 832
991833251.UG.FTS.B, 21.46%, 2/13/25 .. 398 48
991844908.UG.FTS.B, 21.46%, 2/13/25 .. 2,336 2,366
991867322.UG.FTS.B, 21.46%, 2/13/25 .. 266 59
991931653.UG.FTS.B, 21.46%, 2/13/25 .. – –
991796246.UG.FTS.B, 21.98%, 2/13/25 .. 299 302
991835728.UG.FTS.B, 21.98%, 2/13/25 .. 1,249 1,265
991838484.UG.FTS.B, 21.98%, 2/13/25 .. 509 510
991884233.UG.FTS.B, 21.98%, 2/13/25 .. 124 25
991964103.UG.FTS.B, 21.98%, 2/13/25 .. 249 250
991845521.UG.FTS.B, 22.95%, 2/13/25 .. 3,769 3,806
991873234.UG.FTS.B, 22.95%, 2/13/25 .. 19 19
991833637.UG.FTS.B, 22.97%, 2/13/25 .. 671 679
992002854.UG.FTS.B, 22.97%, 2/13/25 .. 8,917 616
991836654.UG.FTS.B, 23.95%, 2/13/25 .. 1,676 1,692
991821331.UG.FTS.B, 25.94%, 2/13/25 .. 25 25
991874122.UG.FTS.B, 25.95%, 2/13/25 .. 302 305
991817461.UG.FTS.B, 27.99%, 2/13/25 .. 498 512
991832074.UG.FTS.B, 27.99%, 2/13/25 .. 121 125
991851393.UG.FTS.B, 27.99%, 2/13/25 .. 11 11
991762295.UG.FTS.B, 28.98%, 2/13/25 .. 114 118
991773511.UG.FTS.B, 28.98%, 2/13/25 .. 214 221
991777156.UG.FTS.B, 28.98%, 2/13/25 .. 1,259 1,289
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991777586.UG.FTS.B, 28.98%, 2/13/25 .. $ 37 $ 6
991778042.UG.FTS.B, 28.98%, 2/13/25 .. 61 62
991787589.UG.FTS.B, 28.98%, 2/13/25 .. 250 250
991794293.UG.FTS.B, 28.98%, 2/13/25 .. 1,031 1,047
991795226.UG.FTS.B, 28.98%, 2/13/25 .. 231 232
991804596.UG.FTS.B, 28.98%, 2/13/25 .. 123 125
991804663.UG.FTS.B, 28.98%, 2/13/25 .. 147 153
991805354.UG.FTS.B, 28.98%, 2/13/25 .. 163 21
991805844.UG.FTS.B, 28.98%, 2/13/25 .. 536 540
991805871.UG.FTS.B, 28.98%, 2/13/25 .. 2,250 157
991807185.UG.FTS.B, 28.98%, 2/13/25 .. 86 88
991808120.UG.FTS.B, 28.98%, 2/13/25 .. 228 229
991808321.UG.FTS.B, 28.98%, 2/13/25 .. 506 523
991808486.UG.FTS.B, 28.98%, 2/13/25 .. 311 313
991808933.UG.FTS.B, 28.98%, 2/13/25 .. 185 191
991809700.UG.FTS.B, 28.98%, 2/13/25 .. 635 139
991811977.UG.FTS.B, 28.98%, 2/13/25 .. 146 19
991812997.UG.FTS.B, 28.98%, 2/13/25 .. 392 405
991814474.UG.FTS.B, 28.98%, 2/13/25 .. 58 59
991815858.UG.FTS.B, 28.98%, 2/13/25 .. 158 157
991816221.UG.FTS.B, 28.98%, 2/13/25 .. 188 194
991816240.UG.FTS.B, 28.98%, 2/13/25 .. 483 500
991817001.UG.FTS.B, 28.98%, 2/13/25 .. 622 621
991817771.UG.FTS.B, 28.98%, 2/13/25 .. 116 120
991818481.UG.FTS.B, 28.98%, 2/13/25 .. 106 13
991818892.UG.FTS.B, 28.98%, 2/13/25 .. 127 130
991822597.UG.FTS.B, 28.98%, 2/13/25 .. 230 238
991823198.UG.FTS.B, 28.98%, 2/13/25 .. 204 26
991823378.UG.FTS.B, 28.98%, 2/13/25 .. 757 784
991824148.UG.FTS.B, 28.98%, 2/13/25 .. 3,913 491
991824399.UG.FTS.B, 28.98%, 2/13/25 .. 64 66
991826741.UG.FTS.B, 28.98%, 2/13/25 .. 263 267
991827841.UG.FTS.B, 28.98%, 2/13/25 .. 81 83
991828038.UG.FTS.B, 28.98%, 2/13/25 .. 392 392
991828499.UG.FTS.B, 28.98%, 2/13/25 .. 65 51
991829845.UG.FTS.B, 28.98%, 2/13/25 .. 28 28
991832349.UG.FTS.B, 28.98%, 2/13/25 .. 160 164
991833018.UG.FTS.B, 28.98%, 2/13/25 .. 853 883
991833309.UG.FTS.B, 28.98%, 2/13/25 .. 219 227
991837084.UG.FTS.B, 28.98%, 2/13/25 .. 50 51
991838202.UG.FTS.B, 28.98%, 2/13/25 .. 25 25
991840865.UG.FTS.B, 28.98%, 2/13/25 .. 242 250
991841565.UG.FTS.B, 28.98%, 2/13/25 .. 143 (5)
991844003.UG.FTS.B, 28.98%, 2/13/25 .. 395 408
991844836.UG.FTS.B, 28.98%, 2/13/25 .. 170 176
991845546.UG.FTS.B, 28.98%, 2/13/25 .. 426 441
991847696.UG.FTS.B, 28.98%, 2/13/25 .. – –
991848713.UG.FTS.B, 28.98%, 2/13/25 .. 272 35
991849019.UG.FTS.B, 28.98%, 2/13/25 .. 346 348
991849383.UG.FTS.B, 28.98%, 2/13/25 .. 959 991
991849678.UG.FTS.B, 28.98%, 2/13/25 .. – –
991852412.UG.FTS.B, 28.98%, 2/13/25 .. 256 262
991853522.UG.FTS.B, 28.98%, 2/13/25 .. 2,126 2,177
991854829.UG.FTS.B, 28.98%, 2/13/25 .. 1,703 1,763
991857566.UG.FTS.B, 28.98%, 2/13/25 .. 58 57
991830446.UG.FTS.B, 29.45%, 2/13/25 .. 407 94
991758914.UG.FTS.B, 29.49%, 2/13/25 .. 67 67
991762414.UG.FTS.B, 29.49%, 2/13/25 .. 95 23

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991762706.UG.FTS.B, 29.49%, 2/13/25 .. $ 111 $ 115
991782009.UG.FTS.B, 29.49%, 2/13/25 .. 199 205
991794448.UG.FTS.B, 29.49%, 2/13/25 .. 120 125
991802525.UG.FTS.B, 29.49%, 2/13/25 .. 1,127 1,166
991803467.UG.FTS.B, 29.49%, 2/13/25 .. 606 621
991804919.UG.FTS.B, 29.49%, 2/13/25 .. 208 145
991805134.UG.FTS.B, 29.49%, 2/13/25 .. 723 747
991806325.UG.FTS.B, 29.49%, 2/13/25 .. 44 44
991806587.UG.FTS.B, 29.49%, 2/13/25 .. 9 9
991807114.UG.FTS.B, 29.49%, 2/13/25 .. 108 112
991807289.UG.FTS.B, 29.49%, 2/13/25 .. 123 124
991807992.UG.FTS.B, 29.49%, 2/13/25 .. 289 300
991808567.UG.FTS.B, 29.49%, 2/13/25 .. 1 1
991808763.UG.FTS.B, 29.49%, 2/13/25 .. 591 593
991810336.UG.FTS.B, 29.49%, 2/13/25 .. 175 126
991810935.UG.FTS.B, 29.49%, 2/13/25 .. 233 242
991811705.UG.FTS.B, 29.49%, 2/13/25 .. 200 198
991812601.UG.FTS.B, 29.49%, 2/13/25 .. 443 456
991813160.UG.FTS.B, 29.49%, 2/13/25 .. 133 137
991814314.UG.FTS.B, 29.49%, 2/13/25 .. 1,051 1,083
991814587.UG.FTS.B, 29.49%, 2/13/25 .. 311 312
991816392.UG.FTS.B, 29.49%, 2/13/25 .. 108 112
991817661.UG.FTS.B, 29.49%, 2/13/25 .. 16 16
991819716.UG.FTS.B, 29.49%, 2/13/25 .. 3 3
991820548.UG.FTS.B, 29.49%, 2/13/25 .. 1,812 1,823
991820840.UG.FTS.B, 29.49%, 2/13/25 .. 226 234
991821533.UG.FTS.B, 29.49%, 2/13/25 .. 59 61
991821534.UG.FTS.B, 29.49%, 2/13/25 .. 481 62
991822593.UG.FTS.B, 29.49%, 2/13/25 .. 187 187
991823964.UG.FTS.B, 29.49%, 2/13/25 .. 115 8
991824463.UG.FTS.B, 29.49%, 2/13/25 .. 133 133
991825720.UG.FTS.B, 29.49%, 2/13/25 .. 1,920 1,986
991827070.UG.FTS.B, 29.49%, 2/13/25 .. 43 43
991827782.UG.FTS.B, 29.49%, 2/13/25 .. 194 13
991828091.UG.FTS.B, 29.49%, 2/13/25 .. 35 34
991828506.UG.FTS.B, 29.49%, 2/13/25 .. 196 48
991832788.UG.FTS.B, 29.49%, 2/13/25 .. 280 (12)
991834798.UG.FTS.B, 29.49%, 2/13/25 .. 67 68
991835479.UG.FTS.B, 29.49%, 2/13/25 .. 915 61
991837195.UG.FTS.B, 29.49%, 2/13/25 .. 27 (1)
991847707.UG.FTS.B, 29.49%, 2/13/25 .. 145 144
991848004.UG.FTS.B, 29.49%, 2/13/25 .. 68 10
991848153.UG.FTS.B, 29.49%, 2/13/25 .. 68 69
991849400.UG.FTS.B, 29.49%, 2/13/25 .. 30 30
991849622.UG.FTS.B, 29.49%, 2/13/25 .. 363 369
991850772.UG.FTS.B, 29.49%, 2/13/25 .. 140 18
991850891.UG.FTS.B, 29.49%, 2/13/25 .. 442 451
991851569.UG.FTS.B, 29.49%, 2/13/25 .. 55 45
991853150.UG.FTS.B, 29.49%, 2/13/25 .. 128 9
991853241.UG.FTS.B, 29.49%, 2/13/25 .. 50 15
991856005.UG.FTS.B, 29.49%, 2/13/25 .. 59 60
991856013.UG.FTS.B, 29.49%, 2/13/25 .. 328 43
991856056.UG.FTS.B, 29.49%, 2/13/25 .. 1 1
991857159.UG.FTS.B, 29.49%, 2/13/25 .. 668 691
991857359.UG.FTS.B, 29.49%, 2/13/25 .. 29 29
991857606.UG.FTS.B, 29.49%, 2/13/25 .. 177 183
991859063.UG.FTS.B, 29.49%, 2/13/25 .. 1,700 377
991844234.UG.FTS.B, Zero Cpn, 2/14/25 . 404 28
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991844625.UG.FTS.B, Zero Cpn, 2/14/25 . $ 4,827 $ 337
991926537.UG.FTS.B, Zero Cpn, 2/14/25 . 407 28
991865402.UG.FTS.B, 14.97%, 2/14/25 .. 346 352
991955469.UG.FTS.B, 15%, 2/14/25 ..... 806 815
991773058.UG.FTS.B, 15.97%, 2/14/25 .. 246 251
991856650.UG.FTS.B, 15.97%, 2/14/25 .. 413 421
991918105.UG.FTS.B, 15.97%, 2/14/25 .. 818 835
991963236.UG.FTS.B, 15.97%, 2/14/25 .. 204 208
991770123.UG.FTS.B, 16.99%, 2/14/25 .. 1,059 1,072
991784739.UG.FTS.B, 16.99%, 2/14/25 .. 2,113 2,155
991796922.UG.FTS.B, 16.99%, 2/14/25 .. 19 19
991820693.UG.FTS.B, 16.99%, 2/14/25 .. 83 19
991844428.UG.FTS.B, 16.99%, 2/14/25 .. 430 84
991939974.UG.FTS.B, 16.99%, 2/14/25 .. 517 527
991962430.UG.FTS.B, 16.99%, 2/14/25 .. 244 248
991767560.UG.FTS.B, 17.99%, 2/14/25 .. 887 891
991772757.UG.FTS.B, 17.99%, 2/14/25 .. 6,486 6,562
991775466.UG.FTS.B, 17.99%, 2/14/25 .. 1,132 1,141
991813547.UG.FTS.B, 17.99%, 2/14/25 .. 79 80
991813569.UG.FTS.B, 17.99%, 2/14/25 .. 581 592
991984852.UG.FTS.B, 17.99%, 2/14/25 .. 757 759
991830188.UG.FTS.B, 18.97%, 2/14/25 .. 1,007 1,025
991904434.UG.FTS.B, 18.97%, 2/14/25 .. 1,099 (8)
991836509.UG.FTS.B, 19.21%, 2/14/25 .. 664 675
991871714.UG.FTS.B, 19.21%, 2/14/25 .. 1,223 1,220
991975102.UG.FTS.B, 19.21%, 2/14/25 .. 334 336
991807652.UG.FTS.B, 19.8%, 2/14/25 ... 1,687 338
991815841.UG.FTS.B, 19.8%, 2/14/25 ... 272 32
991871531.UG.FTS.B, 19.8%, 2/14/25 ... 249 253
991873354.UG.FTS.B, 19.8%, 2/14/25 ... 85 86
991804998.UG.FTS.B, 19.99%, 2/14/25 .. 91 93
991805685.UG.FTS.B, 19.99%, 2/14/25 .. 210 218
991809320.UG.FTS.B, 19.99%, 2/14/25 .. 135 140
991820154.UG.FTS.B, 19.99%, 2/14/25 .. 88 90
991842185.UG.FTS.B, 19.99%, 2/14/25 .. 212 214
991804176.UG.FTS.B, 20.46%, 2/14/25 .. 5 5
991819821.UG.FTS.B, 20.97%, 2/14/25 .. 14 14
991825048.UG.FTS.B, 20.97%, 2/14/25 .. 229 231
991854398.UG.FTS.B, 20.97%, 2/14/25 .. 404 410
991900726.UG.FTS.B, 20.97%, 2/14/25 .. 354 359
991823359.UG.FTS.B, 21.46%, 2/14/25 .. 14 14
991889627.UG.FTS.B, 21.46%, 2/14/25 .. 204 42
991897328.UG.FTS.B, 21.46%, 2/14/25 .. 73 74
991910744.UG.FTS.B, 21.46%, 2/14/25 .. 96 97
992008109.UG.FTS.B, 21.46%, 2/14/25 .. 18 18
991828158.UG.FTS.B, 21.97%, 2/14/25 .. 741 749
991790870.UG.FTS.B, 21.98%, 2/14/25 .. 43 43
991853917.UG.FTS.B, 21.98%, 2/14/25 .. 1,293 257
991870073.UG.FTS.B, 21.98%, 2/14/25 .. 75 75
991809915.UG.FTS.B, 22.97%, 2/14/25 .. 693 701
991811355.UG.FTS.B, 22.97%, 2/14/25 .. 836 102
991836363.UG.FTS.B, 22.97%, 2/14/25 .. 2,004 2,025
991914520.UG.FTS.B, 22.97%, 2/14/25 .. 309 313
991803345.UG.FTS.B, 23.95%, 2/14/25 .. – –
991827100.UG.FTS.B, 23.95%, 2/14/25 .. 241 240
991833971.UG.FTS.B, 23.95%, 2/14/25 .. 1,312 277
991841722.UG.FTS.B, 23.95%, 2/14/25 .. 102 103
991806406.UG.FTS.B, 25.94%, 2/14/25 .. 176 176

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991842393.UG.FTS.B, 25.95%, 2/14/25 .. $ 76 $ 76
991806048.UG.FTS.B, 26.94%, 2/14/25 .. 7 1
991833216.UG.FTS.B, 26.94%, 2/14/25 .. 458 32
991805856.UG.FTS.B, 27.99%, 2/14/25 .. 72 71
991764741.UG.FTS.B, 28.98%, 2/14/25 .. 3,222 693
991785193.UG.FTS.B, 28.98%, 2/14/25 .. 733 162
991802904.UG.FTS.B, 28.98%, 2/14/25 .. 279 18
991806111.UG.FTS.B, 28.98%, 2/14/25 .. 61 61
991806712.UG.FTS.B, 28.98%, 2/14/25 .. 131 136
991807226.UG.FTS.B, 28.98%, 2/14/25 .. 156 10
991807412.UG.FTS.B, 28.98%, 2/14/25 .. 818 839
991807486.UG.FTS.B, 28.98%, 2/14/25 .. 201 208
991810229.UG.FTS.B, 28.98%, 2/14/25 .. 1,197 1,178
991810494.UG.FTS.B, 28.98%, 2/14/25 .. 313 93
991811911.UG.FTS.B, 28.98%, 2/14/25 .. 149 152
991812817.UG.FTS.B, 28.98%, 2/14/25 .. 8 7
991814585.UG.FTS.B, 28.98%, 2/14/25 .. 908 935
991815145.UG.FTS.B, 28.98%, 2/14/25 .. 163 169
991818104.UG.FTS.B, 28.98%, 2/14/25 .. 346 350
991818260.UG.FTS.B, 28.98%, 2/14/25 .. 247 (10)
991818687.UG.FTS.B, 28.98%, 2/14/25 .. 50 50
991820882.UG.FTS.B, 28.98%, 2/14/25 .. 800 819
991822308.UG.FTS.B, 28.98%, 2/14/25 .. 14 2
991823151.UG.FTS.B, 28.98%, 2/14/25 .. 306 313
991823684.UG.FTS.B, 28.98%, 2/14/25 .. 405 405
991824915.UG.FTS.B, 28.98%, 2/14/25 .. 117 121
991824938.UG.FTS.B, 28.98%, 2/14/25 .. 29 29
991826791.UG.FTS.B, 28.98%, 2/14/25 .. 2,274 2,353
991830053.UG.FTS.B, 28.98%, 2/14/25 .. 19 1
991830152.UG.FTS.B, 28.98%, 2/14/25 .. 291 299
991830245.UG.FTS.B, 28.98%, 2/14/25 .. – –
991835570.UG.FTS.B, 28.98%, 2/14/25 .. 171 177
991835935.UG.FTS.B, 28.98%, 2/14/25 .. 383 396
991837382.UG.FTS.B, 28.98%, 2/14/25 .. 360 373
991838203.UG.FTS.B, 28.98%, 2/14/25 .. 112 116
991841375.UG.FTS.B, 28.98%, 2/14/25 .. 410 419
991841496.UG.FTS.B, 28.98%, 2/14/25 .. 142 145
991846898.UG.FTS.B, 28.98%, 2/14/25 .. 612 631
991847760.UG.FTS.B, 28.98%, 2/14/25 .. 98 102
991848162.UG.FTS.B, 28.98%, 2/14/25 .. 78 23
991850348.UG.FTS.B, 28.98%, 2/14/25 .. 2 2
991852690.UG.FTS.B, 28.98%, 2/14/25 .. 26 11
991764780.UG.FTS.B, 29.49%, 2/14/25 .. 106 107
991777555.UG.FTS.B, 29.49%, 2/14/25 .. 159 162
991787306.UG.FTS.B, 29.49%, 2/14/25 .. 116 27
991790080.UG.FTS.B, 29.49%, 2/14/25 .. 330 42
991792854.UG.FTS.B, 29.49%, 2/14/25 .. 53 52
991792923.UG.FTS.B, 29.49%, 2/14/25 .. 120 125
991793202.UG.FTS.B, 29.49%, 2/14/25 .. 390 86
991800343.UG.FTS.B, 29.49%, 2/14/25 .. 89 91
991801930.UG.FTS.B, 29.49%, 2/14/25 .. 1,210 1,247
991802829.UG.FTS.B, 29.49%, 2/14/25 .. 46 47
991803107.UG.FTS.B, 29.49%, 2/14/25 .. 175 182
991803647.UG.FTS.B, 29.49%, 2/14/25 .. 34 34
991805019.UG.FTS.B, 29.49%, 2/14/25 .. 98 101
991806368.UG.FTS.B, 29.49%, 2/14/25 .. 39 39
991806619.UG.FTS.B, 29.49%, 2/14/25 .. 9 9
991806920.UG.FTS.B, 29.49%, 2/14/25 .. 85 86
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991807709.UG.FTS.B, 29.49%, 2/14/25 .. $ 146 $ (6)
991807783.UG.FTS.B, 29.49%, 2/14/25 .. 207 205
991807957.UG.FTS.B, 29.49%, 2/14/25 .. 514 512
991808473.UG.FTS.B, 29.49%, 2/14/25 .. 1,528 1,580
991808828.UG.FTS.B, 29.49%, 2/14/25 .. 103 107
991809713.UG.FTS.B, 29.49%, 2/14/25 .. 122 126
991809797.UG.FTS.B, 29.49%, 2/14/25 .. 4 4
991809816.UG.FTS.B, 29.49%, 2/14/25 .. 199 45
991809954.UG.FTS.B, 29.49%, 2/14/25 .. 600 618
991810685.UG.FTS.B, 29.49%, 2/14/25 .. 178 185
991811157.UG.FTS.B, 29.49%, 2/14/25 .. 214 222
991811373.UG.FTS.B, 29.49%, 2/14/25 .. 598 620
991811441.UG.FTS.B, 29.49%, 2/14/25 .. 1,423 1,399
991812058.UG.FTS.B, 29.49%, 2/14/25 .. 175 178
991812461.UG.FTS.B, 29.49%, 2/14/25 .. 2,024 2,047
991814129.UG.FTS.B, 29.49%, 2/14/25 .. 129 128
991814749.UG.FTS.B, 29.49%, 2/14/25 .. 6 6
991815619.UG.FTS.B, 29.49%, 2/14/25 .. 70 71
991817021.UG.FTS.B, 29.49%, 2/14/25 .. 104 108
991818262.UG.FTS.B, 29.49%, 2/14/25 .. 206 27
991818882.UG.FTS.B, 29.49%, 2/14/25 .. 402 406
991818945.UG.FTS.B, 29.49%, 2/14/25 .. 378 382
991819000.UG.FTS.B, 29.49%, 2/14/25 .. 152 155
991819009.UG.FTS.B, 29.49%, 2/14/25 .. 285 294
991820047.UG.FTS.B, 29.49%, 2/14/25 .. 855 886
991821673.UG.FTS.B, 29.49%, 2/14/25 .. 56 57
991821694.UG.FTS.B, 29.49%, 2/14/25 .. 433 448
991822073.UG.FTS.B, 29.49%, 2/14/25 .. 307 317
991822173.UG.FTS.B, 29.49%, 2/14/25 .. 202 210
991823154.UG.FTS.B, 29.49%, 2/14/25 .. 45 44
991823493.UG.FTS.B, 29.49%, 2/14/25 .. 82 (1)
991823710.UG.FTS.B, 29.49%, 2/14/25 .. 342 354
991825101.UG.FTS.B, 29.49%, 2/14/25 .. 809 838
991825782.UG.FTS.B, 29.49%, 2/14/25 .. 94 94
991826429.UG.FTS.B, 29.49%, 2/14/25 .. 57 58
991826813.UG.FTS.B, 29.49%, 2/14/25 .. 120 124
991829241.UG.FTS.B, 29.49%, 2/14/25 .. 58 57
991831048.UG.FTS.B, 29.49%, 2/14/25 .. 1,352 1,390
991831815.UG.FTS.B, 29.49%, 2/14/25 .. 591 41
991832048.UG.FTS.B, 29.49%, 2/14/25 .. 120 124
991832343.UG.FTS.B, 29.49%, 2/14/25 .. 248 257
991834001.UG.FTS.B, 29.49%, 2/14/25 .. 256 265
991835429.UG.FTS.B, 29.49%, 2/14/25 .. 854 885
991836066.UG.FTS.B, 29.49%, 2/14/25 .. 4,054 4,194
991836090.UG.FTS.B, 29.49%, 2/14/25 .. 22 22
991836165.UG.FTS.B, 29.49%, 2/14/25 .. 5,101 5,281
991837815.UG.FTS.B, 29.49%, 2/14/25 .. 41 42
991838877.UG.FTS.B, 29.49%, 2/14/25 .. 532 546
991839300.UG.FTS.B, 29.49%, 2/14/25 .. 115 8
991840916.UG.FTS.B, 29.49%, 2/14/25 .. 122 125
991842038.UG.FTS.B, 29.49%, 2/14/25 .. 149 155
991842597.UG.FTS.B, 29.49%, 2/14/25 .. 398 407
991843173.UG.FTS.B, 29.49%, 2/14/25 .. 108 109
991843756.UG.FTS.B, 29.49%, 2/14/25 .. 2,367 2,304
991844460.UG.FTS.B, 29.49%, 2/14/25 .. 59 60
991844683.UG.FTS.B, 29.49%, 2/14/25 .. 48 49
991845578.UG.FTS.B, 29.49%, 2/14/25 .. 259 268
991846435.UG.FTS.B, 29.49%, 2/14/25 .. 724 737

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991847323.UG.FTS.B, 29.49%, 2/14/25 .. $ 124 $ 127
991849155.UG.FTS.B, 29.49%, 2/14/25 .. 279 289
991850312.UG.FTS.B, 29.49%, 2/14/25 .. 59 60
991850326.UG.FTS.B, 29.49%, 2/14/25 .. 847 59
991851352.UG.FTS.B, 29.49%, 2/14/25 .. 31 31
991852753.UG.FTS.B, 29.49%, 2/14/25 .. 158 164
991852815.UG.FTS.B, 29.49%, 2/14/25 .. 70 71
991853105.UG.FTS.B, 29.49%, 2/14/25 .. 98 96
991854406.UG.FTS.B, 29.49%, 2/14/25 .. 40 39
991855825.UG.FTS.B, 29.49%, 2/14/25 .. 1,352 1,397
991782175.UG.FTS.B, Zero Cpn, 2/15/25 . 230 16
991808378.UG.FTS.B, Zero Cpn, 2/15/25 . 199 14
991867337.UG.FTS.B, 14.98%, 2/15/25 .. 631 643
991789128.UG.FTS.B, 15%, 2/15/25 ..... 1,284 1,302
991808536.UG.FTS.B, 15.97%, 2/15/25 .. 363 364
991851600.UG.FTS.B, 15.97%, 2/15/25 .. 339 346
991968703.UG.FTS.B, 15.97%, 2/15/25 .. 160 163
991781788.UG.FTS.B, 15.99%, 2/15/25 .. 550 560
991818245.UG.FTS.B, 15.99%, 2/15/25 .. 405 414
991774883.UG.FTS.B, 16.99%, 2/15/25 .. 946 964
991849835.UG.FTS.B, 16.99%, 2/15/25 .. 508 518
991885852.UG.FTS.B, 16.99%, 2/15/25 .. 131 134
991893267.UG.FTS.B, 16.99%, 2/15/25 .. 30 30
991967241.UG.FTS.B, 16.99%, 2/15/25 .. 188 190
991780783.UG.FTS.B, 17.99%, 2/15/25 .. 957 972
991784876.UG.FTS.B, 17.99%, 2/15/25 .. 917 934
991808185.UG.FTS.B, 17.99%, 2/15/25 .. 806 62
991835127.UG.FTS.B, 17.99%, 2/15/25 .. 662 46
991836757.UG.FTS.B, 17.99%, 2/15/25 .. 9 9
991897877.UG.FTS.B, 17.99%, 2/15/25 .. 1,346 1,363
992001641.UG.FTS.B, 17.99%, 2/15/25 .. 244 247
992012657.UG.FTS.B, 17.99%, 2/15/25 .. 9 9
991838452.UG.FTS.B, 18.97%, 2/15/25 .. 956 966
991853538.UG.FTS.B, 18.97%, 2/15/25 .. 996 1,015
991816660.UG.FTS.B, 19.21%, 2/15/25 .. 595 74
991842168.UG.FTS.B, 19.21%, 2/15/25 .. 533 536
991860520.UG.FTS.B, 19.21%, 2/15/25 .. 1,232 1,253
991872897.UG.FTS.B, 19.21%, 2/15/25 .. 365 370
991881808.UG.FTS.B, 19.21%, 2/15/25 .. 172 20
991886048.UG.FTS.B, 19.21%, 2/15/25 .. 408 49
991885352.UG.FTS.B, 19.8%, 2/15/25 ... 102 104
991776382.UG.FTS.B, 19.99%, 2/15/25 .. 1,899 1,904
991777402.UG.FTS.B, 19.99%, 2/15/25 .. 83 63
991784969.UG.FTS.B, 19.99%, 2/15/25 .. 1,697 1,718
991802931.UG.FTS.B, 19.99%, 2/15/25 .. 130 134
991811839.UG.FTS.B, 19.99%, 2/15/25 .. 68 69
991818313.UG.FTS.B, 19.99%, 2/15/25 .. 2 2
991829098.UG.FTS.B, 19.99%, 2/15/25 .. 597 617
991830107.UG.FTS.B, 19.99%, 2/15/25 .. 4,018 4,157
991830523.UG.FTS.B, 19.99%, 2/15/25 .. 873 850
991831697.UG.FTS.B, 19.99%, 2/15/25 .. 281 286
991848172.UG.FTS.B, 19.99%, 2/15/25 .. 26 26
991882287.UG.FTS.B, 20.46%, 2/15/25 .. 62 62
991812531.UG.FTS.B, 20.97%, 2/15/25 .. 74 74
991839957.UG.FTS.B, 21.46%, 2/15/25 .. 629 637
991961941.UG.FTS.B, 21.46%, 2/15/25 .. 308 (3)
991841309.UG.FTS.B, 21.97%, 2/15/25 .. 407 403
991787154.UG.FTS.B, 21.98%, 2/15/25 .. 16 16
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991815080.UG.FTS.B, 21.98%, 2/15/25 .. $ 402 $ 400
991826445.UG.FTS.B, 21.98%, 2/15/25 .. 194 194
991835552.UG.FTS.B, 21.98%, 2/15/25 .. 419 424
991857809.UG.FTS.B, 21.98%, 2/15/25 .. 83 84
991840733.UG.FTS.B, 22.95%, 2/15/25 .. 66 66
991946872.UG.FTS.B, 23.95%, 2/15/25 .. 323 325
991817876.UG.FTS.B, 25.95%, 2/15/25 .. 10 10
991849296.UG.FTS.B, 26.94%, 2/15/25 .. 299 38
991812504.UG.FTS.B, 27.95%, 2/15/25 .. 16 16
991792838.UG.FTS.B, 27.99%, 2/15/25 .. 696 721
991807279.UG.FTS.B, 27.99%, 2/15/25 .. 152 158
991831101.UG.FTS.B, 27.99%, 2/15/25 .. 147 19
991844308.UG.FTS.B, 27.99%, 2/15/25 .. 1,272 1,316
991779814.UG.FTS.B, 28.98%, 2/15/25 .. 821 851
991782070.UG.FTS.B, 28.98%, 2/15/25 .. 53 54
991804378.UG.FTS.B, 28.98%, 2/15/25 .. 76 76
991806632.UG.FTS.B, 28.98%, 2/15/25 .. 252 261
991806791.UG.FTS.B, 28.98%, 2/15/25 .. 166 162
991808277.UG.FTS.B, 28.98%, 2/15/25 .. 323 334
991808466.UG.FTS.B, 28.98%, 2/15/25 .. 198 205
991808666.UG.FTS.B, 28.98%, 2/15/25 .. 207 206
991811774.UG.FTS.B, 28.98%, 2/15/25 .. 194 201
991815135.UG.FTS.B, 28.98%, 2/15/25 .. 120 (4)
991816146.UG.FTS.B, 28.98%, 2/15/25 .. 42 42
991817506.UG.FTS.B, 28.98%, 2/15/25 .. 8 8
991817978.UG.FTS.B, 28.98%, 2/15/25 .. 856 876
991818026.UG.FTS.B, 28.98%, 2/15/25 .. 165 168
991818637.UG.FTS.B, 28.98%, 2/15/25 .. 34 34
991819395.UG.FTS.B, 28.98%, 2/15/25 .. 95 98
991820317.UG.FTS.B, 28.98%, 2/15/25 .. 481 497
991822271.UG.FTS.B, 28.98%, 2/15/25 .. 326 326
991822996.UG.FTS.B, 28.98%, 2/15/25 .. 106 106
991823651.UG.FTS.B, 28.98%, 2/15/25 .. 39 40
991823702.UG.FTS.B, 28.98%, 2/15/25 .. 372 254
991824431.UG.FTS.B, 28.98%, 2/15/25 .. 7 7
991825566.UG.FTS.B, 28.98%, 2/15/25 .. 113 117
991830158.UG.FTS.B, 28.98%, 2/15/25 .. 83 85
991835621.UG.FTS.B, 28.98%, 2/15/25 .. 854 884
991835626.UG.FTS.B, 28.98%, 2/15/25 .. 259 268
991836573.UG.FTS.B, 28.98%, 2/15/25 .. 1,281 1,326
991836944.UG.FTS.B, 28.98%, 2/15/25 .. 71 73
991839018.UG.FTS.B, 28.98%, 2/15/25 .. 18 3
991840458.UG.FTS.B, 28.98%, 2/15/25 .. 113 114
991843119.UG.FTS.B, 28.98%, 2/15/25 .. 231 239
991843450.UG.FTS.B, 28.98%, 2/15/25 .. 210 52
991844015.UG.FTS.B, 28.98%, 2/15/25 .. 54 55
991844759.UG.FTS.B, 28.98%, 2/15/25 .. 299 309
991852017.UG.FTS.B, 28.98%, 2/15/25 .. 221 229
991852088.UG.FTS.B, 28.98%, 2/15/25 .. 64 65
991853669.UG.FTS.B, 28.98%, 2/15/25 .. 1,278 1,323
991853796.UG.FTS.B, 28.98%, 2/15/25 .. 262 58
991854401.UG.FTS.B, 28.98%, 2/15/25 .. 185 (9)
991855575.UG.FTS.B, 28.98%, 2/15/25 .. 191 195
991778437.UG.FTS.B, 29.49%, 2/15/25 .. 278 288
991785490.UG.FTS.B, 29.49%, 2/15/25 .. 463 477
991788518.UG.FTS.B, 29.49%, 2/15/25 .. 14 2
991794398.UG.FTS.B, 29.49%, 2/15/25 .. 330 335
991803200.UG.FTS.B, 29.49%, 2/15/25 .. 465 481

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991803612.UG.FTS.B, 29.49%, 2/15/25 .. $ 102 $ 106
991803666.UG.FTS.B, 29.49%, 2/15/25 .. 35 35
991803750.UG.FTS.B, 29.49%, 2/15/25 .. 219 218
991803753.UG.FTS.B, 29.49%, 2/15/25 .. 114 116
991803862.UG.FTS.B, 29.49%, 2/15/25 .. 48 4
991804151.UG.FTS.B, 29.49%, 2/15/25 .. 99 102
991806032.UG.FTS.B, 29.49%, 2/15/25 .. 139 38
991806084.UG.FTS.B, 29.49%, 2/15/25 .. 183 182
991806308.UG.FTS.B, 29.49%, 2/15/25 .. 31 31
991806704.UG.FTS.B, 29.49%, 2/15/25 .. 771 793
991807047.UG.FTS.B, 29.49%, 2/15/25 .. 49 49
991807151.UG.FTS.B, 29.49%, 2/15/25 .. 205 (8)
991807392.UG.FTS.B, 29.49%, 2/15/25 .. 66 68
991807849.UG.FTS.B, 29.49%, 2/15/25 .. 584 598
991807976.UG.FTS.B, 29.49%, 2/15/25 .. 136 141
991808149.UG.FTS.B, 29.49%, 2/15/25 .. 107 24
991808383.UG.FTS.B, 29.49%, 2/15/25 .. 109 108
991808493.UG.FTS.B, 29.49%, 2/15/25 .. 152 157
991811260.UG.FTS.B, 29.49%, 2/15/25 .. 440 456
991811830.UG.FTS.B, 29.49%, 2/15/25 .. 301 312
991811888.UG.FTS.B, 29.49%, 2/15/25 .. 74 75
991812152.UG.FTS.B, 29.49%, 2/15/25 .. 35 35
991814443.UG.FTS.B, 29.49%, 2/15/25 .. 292 302
991816017.UG.FTS.B, 29.49%, 2/15/25 .. 174 174
991816717.UG.FTS.B, 29.49%, 2/15/25 .. 275 285
991816760.UG.FTS.B, 29.49%, 2/15/25 .. 40 41
991817668.UG.FTS.B, 29.49%, 2/15/25 .. 415 429
991818088.UG.FTS.B, 29.49%, 2/15/25 .. 11 11
991818158.UG.FTS.B, 29.49%, 2/15/25 .. 161 (5)
991818267.UG.FTS.B, 29.49%, 2/15/25 .. 93 96
991818477.UG.FTS.B, 29.49%, 2/15/25 .. 21 21
991819045.UG.FTS.B, 29.49%, 2/15/25 .. 163 35
991819355.UG.FTS.B, 29.49%, 2/15/25 .. 113 114
991819412.UG.FTS.B, 29.49%, 2/15/25 .. 207 214
991820040.UG.FTS.B, 29.49%, 2/15/25 .. 14 14
991820526.UG.FTS.B, 29.49%, 2/15/25 .. 359 372
991820905.UG.FTS.B, 29.49%, 2/15/25 .. 21 21
991821958.UG.FTS.B, 29.49%, 2/15/25 .. 116 120
991822516.UG.FTS.B, 29.49%, 2/15/25 .. 35 35
991822595.UG.FTS.B, 29.49%, 2/15/25 .. 518 33
991822688.UG.FTS.B, 29.49%, 2/15/25 .. 29 29
991823020.UG.FTS.B, 29.49%, 2/15/25 .. 77 12
991823354.UG.FTS.B, 29.49%, 2/15/25 .. 503 71
991824951.UG.FTS.B, 29.49%, 2/15/25 .. 170 174
991825651.UG.FTS.B, 29.49%, 2/15/25 .. 845 862
991825953.UG.FTS.B, 29.49%, 2/15/25 .. 2,582 2,642
991826189.UG.FTS.B, 29.49%, 2/15/25 .. 43 44
991826550.UG.FTS.B, 29.49%, 2/15/25 .. 216 221
991826630.UG.FTS.B, 29.49%, 2/15/25 .. 12 12
991828736.UG.FTS.B, 29.49%, 2/15/25 .. 458 450
991830568.UG.FTS.B, 29.49%, 2/15/25 .. 285 296
991831792.UG.FTS.B, 29.49%, 2/15/25 .. 382 396
991832219.UG.FTS.B, 29.49%, 2/15/25 .. 96 99
991833396.UG.FTS.B, 29.49%, 2/15/25 .. 509 528
991834132.UG.FTS.B, 29.49%, 2/15/25 .. 171 177
991834349.UG.FTS.B, 29.49%, 2/15/25 .. 128 133
991835600.UG.FTS.B, 29.49%, 2/15/25 .. 79 81
991836999.UG.FTS.B, 29.49%, 2/15/25 .. 98 97
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991838702.UG.FTS.B, 29.49%, 2/15/25 .. $ 38 $ 39
991839738.UG.FTS.B, 29.49%, 2/15/25 .. 47 47
991839928.UG.FTS.B, 29.49%, 2/15/25 .. 794 822
991839939.UG.FTS.B, 29.49%, 2/15/25 .. 595 599
991840852.UG.FTS.B, 29.49%, 2/15/25 .. 46 45
991841673.UG.FTS.B, 29.49%, 2/15/25 .. 36 37
991841901.UG.FTS.B, 29.49%, 2/15/25 .. 123 84
991842134.UG.FTS.B, 29.49%, 2/15/25 .. 354 362
991842634.UG.FTS.B, 29.49%, 2/15/25 .. 74 76
991842993.UG.FTS.B, 29.49%, 2/15/25 .. 172 177
991843227.UG.FTS.B, 29.49%, 2/15/25 .. 235 243
991843712.UG.FTS.B, 29.49%, 2/15/25 .. 210 49
991845883.UG.FTS.B, 29.49%, 2/15/25 .. 1,038 227
991846097.UG.FTS.B, 29.49%, 2/15/25 .. 11 11
991846268.UG.FTS.B, 29.49%, 2/15/25 .. 412 96
991846709.UG.FTS.B, 29.49%, 2/15/25 .. 190 195
991848073.UG.FTS.B, 29.49%, 2/15/25 .. 362 371
991848229.UG.FTS.B, 29.49%, 2/15/25 .. 164 36
991849043.UG.FTS.B, 29.49%, 2/15/25 .. 1,610 353
991849202.UG.FTS.B, 29.49%, 2/15/25 .. 411 426
991849558.UG.FTS.B, 29.49%, 2/15/25 .. 28 28
991849756.UG.FTS.B, 29.49%, 2/15/25 .. 40 (2)
991850559.UG.FTS.B, 29.49%, 2/15/25 .. 284 288
991851480.UG.FTS.B, 29.49%, 2/15/25 .. 884 858
991853701.UG.FTS.B, 29.49%, 2/15/25 .. 2,562 2,624
991854942.UG.FTS.B, 29.49%, 2/15/25 .. 659 674
991855015.UG.FTS.B, 29.49%, 2/15/25 .. 157 161
991856987.UG.FTS.B, 29.49%, 2/15/25 .. 610 136
991857058.UG.FTS.B, 29.49%, 2/15/25 .. 1,364 1,413
991842101.UG.FTS.B, 14%, 2/16/25 ..... 13 12
991795872.UG.FTS.B, 14.97%, 2/16/25 .. 289 290
991808441.UG.FTS.B, 14.97%, 2/16/25 .. 140 143
991823722.UG.FTS.B, 14.97%, 2/16/25 .. 717 732
991797926.UG.FTS.B, 14.98%, 2/16/25 .. 244 248
991826430.UG.FTS.B, 14.98%, 2/16/25 .. 92 94
991903247.UG.FTS.B, 14.98%, 2/16/25 .. 4,497 510
991953998.UG.FTS.B, 14.98%, 2/16/25 .. 83 84
991982440.UG.FTS.B, 14.98%, 2/16/25 .. 80 81
991991539.UG.FTS.B, 14.98%, 2/16/25 .. 74 75
991801116.UG.FTS.B, 15%, 2/16/25 ..... 2,873 2,932
991844330.UG.FTS.B, 15%, 2/16/25 ..... 169 169
991860571.UG.FTS.B, 15%, 2/16/25 ..... 1,978 2,019
991824562.UG.FTS.B, 15.97%, 2/16/25 .. 89 91
991848121.UG.FTS.B, 15.97%, 2/16/25 .. 547 553
991856680.UG.FTS.B, 15.97%, 2/16/25 .. 14 14
991865373.UG.FTS.B, 15.97%, 2/16/25 .. 41 41
991787407.UG.FTS.B, 16.99%, 2/16/25 .. 387 396
991854632.UG.FTS.B, 16.99%, 2/16/25 .. 412 420
991856762.UG.FTS.B, 16.99%, 2/16/25 .. 115 117
991902815.UG.FTS.B, 16.99%, 2/16/25 .. 173 177
991929151.UG.FTS.B, 16.99%, 2/16/25 .. 67 68
991937144.UG.FTS.B, 16.99%, 2/16/25 .. 2,298 2,345
991941145.UG.FTS.B, 16.99%, 2/16/25 .. 317 322
991959965.UG.FTS.B, 16.99%, 2/16/25 .. 24 24
991964791.UG.FTS.B, 16.99%, 2/16/25 .. 1,639 1,673
991847924.UG.FTS.B, 17.97%, 2/16/25 .. 236 241
991851044.UG.FTS.B, 17.97%, 2/16/25 .. 1,028 1,036
991862779.UG.FTS.B, 17.99%, 2/16/25 .. 1,029 1,049

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991868894.UG.FTS.B, 17.99%, 2/16/25 .. $ 860 $ 878
991872326.UG.FTS.B, 17.99%, 2/16/25 .. 4,062 4,142
991921494.UG.FTS.B, 17.99%, 2/16/25 .. 5,024 5,116
991856214.UG.FTS.B, 29.49%, 2/16/25 .. 185 188
991956251.UG.FTS.B, 29.49%, 2/16/25 .. 303 308
991836178.UG.FTS.B, Zero Cpn, 2/17/25 . 989 69
991854974.UG.FTS.B, 19.99%, 2/17/25 .. 208 216
991924629.UG.FTS.B, 19.99%, 2/17/25 .. 38 38
991793801.UG.FTS.B, 28.98%, 2/17/25 .. 94 97
991802308.UG.FTS.B, 28.98%, 2/17/25 .. 4,098 4,235
991804304.UG.FTS.B, 28.98%, 2/17/25 .. 241 251
991806681.UG.FTS.B, 28.98%, 2/17/25 .. 786 815
991822283.UG.FTS.B, 28.98%, 2/17/25 .. 1,699 117
991843418.UG.FTS.B, 28.98%, 2/17/25 .. 222 230
991843448.UG.FTS.B, 28.98%, 2/17/25 .. 28 28
991844950.UG.FTS.B, 28.98%, 2/17/25 .. 78 80
991878584.UG.FTS.B, 28.98%, 2/17/25 .. 335 347
991937848.UG.FTS.B, 28.98%, 2/17/25 .. 1,442 1,495
991976569.UG.FTS.B, 28.98%, 2/17/25 .. 1,184 1,227
991985560.UG.FTS.B, 28.98%, 2/17/25 .. 422 438
991995440.UG.FTS.B, 28.98%, 2/17/25 .. 320 311
991804608.UG.FTS.B, 29.49%, 2/17/25 .. 10 10
991806949.UG.FTS.B, 29.49%, 2/17/25 .. 117 121
991807261.UG.FTS.B, 29.49%, 2/17/25 .. 44 45
991818263.UG.FTS.B, 29.49%, 2/17/25 .. 2,653 2,745
991825237.UG.FTS.B, 29.49%, 2/17/25 .. 51 50
991829390.UG.FTS.B, 29.49%, 2/17/25 .. 25 25
991829765.UG.FTS.B, 29.49%, 2/17/25 .. 237 246
991830438.UG.FTS.B, 29.49%, 2/17/25 .. 222 231
991831432.UG.FTS.B, 29.49%, 2/17/25 .. 132 137
991854422.UG.FTS.B, 29.49%, 2/17/25 .. 950 973
991858035.UG.FTS.B, 29.49%, 2/17/25 .. 2 2
991859896.UG.FTS.B, 29.49%, 2/17/25 .. 373 386
991864234.UG.FTS.B, 29.49%, 2/17/25 .. 458 32
991867715.UG.FTS.B, 29.49%, 2/17/25 .. 263 271
991924634.UG.FTS.B, 29.49%, 2/17/25 .. 55 55
991949522.UG.FTS.B, 29.49%, 2/17/25 .. 426 441
991977762.UG.FTS.B, 29.49%, 2/17/25 .. 273 275
992003670.UG.FTS.B, 29.49%, 2/17/25 .. 387 391
992008864.UG.FTS.B, 29.49%, 2/17/25 .. 184 188
991824563.UG.FTS.B, 29.49%, 4/15/27 .. – –
991809517.UG.FTS.B, 29.49%, 7/13/27 .. – –
991817002.UG.FTS.B, Zero Cpn, 7/14/27 . 6 –
991839003.UG.FTS.B, Zero Cpn, 7/14/27 . 10 1
991806608.UG.FTS.B, Zero Cpn, 7/15/27 . 5 –
991827402.UG.FTS.B, Zero Cpn, 8/12/27 . 7 1
991853043.UG.FTS.B, 28.98%, 8/12/27 .. 7 4
991823833.UG.FTS.B, 29.49%, 8/13/27 .. 2 –
991817686.UG.FTS.B, 20.47%, 8/15/27 .. – –
991843487.UG.FTS.B, 29.49%, 8/17/27 .. – –
991807762.UG.FTS.B, 15.97%, 9/12/27 .. – –
991753219.UG.FTS.B, 29.49%, 9/12/27 .. – –
991762343.UG.FTS.B, 29.49%, 9/12/27 .. – –
991824556.UG.FTS.B, 16.99%, 9/13/27 .. 5 5
991813070.UG.FTS.B, 28.98%, 9/14/27 .. – –
991812008.UG.FTS.B, 29.49%, 9/14/27 .. – –
991837648.UG.FTS.B, 29.49%, 9/15/27 .. – –
991824612.UG.FTS.B, 29.49%, 10/10/27 . – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991808479.UG.FTS.B, 28.98%, 10/12/27 . $ – $ –
991830633.UG.FTS.B, 29.49%, 10/12/27 . 2 2
991831660.UG.FTS.B, 29.49%, 10/12/27 . – –
991813185.UG.FTS.B, 29.49%, 10/13/27 . 2 1
991802785.UG.FTS.B, 29.49%, 10/14/27 . – –
991849206.UG.FTS.B, 29.49%, 11/11/27 . 3 3
991822726.UG.FTS.B, 29.49%, 11/12/27 . 1 1
991841393.UG.FTS.B, 29.49%, 11/12/27 . – –
991851293.UG.FTS.B, 29.49%, 11/12/27 . 6 3
991857944.UG.FTS.B, 29.49%, 11/12/27 . 4 4
991913732.UG.FTS.B, 18.97%, 11/13/27 . 15 1
991855956.UG.FTS.B, 28.48%, 11/13/27 . 1 1
991805220.UG.FTS.B, 29.49%, 11/13/27 . 13 7
991820980.UG.FTS.B, 29.49%, 11/13/27 . 3 3
991830326.UG.FTS.B, 29.49%, 11/13/27 . 3 3
991837235.UG.FTS.B, 29.49%, 11/14/27 . 4 4
991841549.UG.FTS.B, 28.98%, 11/15/27 . – –
991803930.UG.FTS.B, 29.49%, 11/15/27 . 5 5
991840168.UG.FTS.B, 29.49%, 11/15/27 . 1 1
991846472.UG.FTS.B, 29.49%, 11/15/27 . 1 1
991788778.UG.FTS.B, 16.49%, 11/16/27 . 5 5
992003978.UG.FTS.B, 28.48%, 11/17/27 . 5 5
991807326.UG.FTS.B, 29.49%, 11/17/27 . 6 6
415,372
Upstart Network, Inc.
L1714497.UP.FTS.B, 5.26%, 9/15/24 .... 6,569 6,513
L1716943.UP.FTS.B, 9.3%, 9/15/24 ..... 6,684 6,636
L1715024.UP.FTS.B, 9.8%, 9/15/24 ..... 2,012 1,997
L1717347.UP.FTS.B, 10.59%, 9/15/24 .... 3,208 3,183
L1716025.UP.FTS.B, 10.69%, 9/15/24 .... 3,375 3,352
L1715704.UP.FTS.B, 11.53%, 9/15/24 .... 10,166 10,097
L1717926.UP.FTS.B, 11.94%, 9/15/24 .... 3,370 3,346
L1716380.UP.FTS.B, 13.61%, 9/15/24 .... 1,369 1,360
L1717607.UP.FTS.B, 13.74%, 9/15/24 .... 6,849 6,803
FW1715222.UP.FTS.B, 13.81%, 9/15/24 .. 2,741 2,722
L1716238.UP.FTS.B, 14.13%, 9/15/24 .... 3,238 3,214
L1716455.UP.FTS.B, 14.23%, 9/15/24 .... 649 641
L1714869.UP.FTS.B, 15.65%, 9/15/24 .... 8,651 8,580
L1715589.UP.FTS.B, 16.64%, 9/15/24 .... 10,414 10,358
L1716811.UP.FTS.B, 16.92%, 9/15/24 .... 1,103 1,044
L1716828.UP.FTS.B, 17.26%, 9/15/24 .... 2,089 2,077
L1715893.UP.FTS.B, 19.55%, 9/15/24 .... 2,134 2,118
L1714703.UP.FTS.B, 19.72%, 9/15/24 .... 9,857 9,804
L1716921.UP.FTS.B, 23.03%, 9/15/24 .... 3,576 3,530
L1716020.UP.FTS.B, 23.35%, 9/15/24 .... 1,288 1,281
L1715151.UP.FTS.B, 23.45%, 9/15/24 .... 1,501 1,417
L1712382.UP.FTS.B, 23.73%, 9/15/24 .... 8,971 8,852
L1712895.UP.FTS.B, 24.25%, 9/15/24 .... 6,032 5,971
L1715219.UP.FTS.B, 24.66%, 9/15/24 .... 7,510 1,132
L1717684.UP.FTS.B, 25.05%, 9/15/24 .... 1,706 1,688
FW1717945.UP.FTS.B, 25.32%, 9/15/24 .. 4,618 4,572
FW1717862.UP.FTS.B, 25.93%, 9/15/24 .. 1,435 1,420
FW1717416.UP.FTS.B, 27%, 9/15/24 .... 2,324 2,301
FW1714926.UP.FTS.B, 28.33%, 9/15/24 .. 3,652 3,616
FW1717064.UP.FTS.B, 29.03%, 9/15/24 .. 2,289 2,262
FW1715798.UP.FTS.B, 29.92%, 9/15/24 .. 1,029 1,019
L1885954.UP.FTS.B, 10.47%, 10/20/24 ... 3,504 3,475

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1886653.UP.FTS.B, 12.11%, 10/20/24 ... $ 1,665 $ 122
L1884096.UP.FTS.B, 13.31%, 10/20/24 ... 4,954 4,921
L1886505.UP.FTS.B, 13.79%, 10/20/24 ... 711 707
L1886677.UP.FTS.B, 13.95%, 10/20/24 ... 2,193 2,167
L1888623.UP.FTS.B, 13.96%, 10/20/24 ... 2,135 2,119
L1887864.UP.FTS.B, 14.09%, 10/20/24 ... 1,424 1,413
L1885127.UP.FTS.B, 15.93%, 10/20/24 ... 3,589 3,560
L1887716.UP.FTS.B, 16.64%, 10/20/24 ... 2,880 2,857
L1887487.UP.FTS.B, 17.44%, 10/20/24 ... 1,947 1,936
L1887264.UP.FTS.B, 18.46%, 10/20/24 ... 4,018 592
L1885599.UP.FTS.B, 18.65%, 10/20/24 ... 726 722
L1886773.UP.FTS.B, 18.69%, 10/20/24 ... 2,722 2,702
L1885749.UP.FTS.B, 20.4%, 10/20/24 .... 2,557 2,544
L1884376.UP.FTS.B, 20.79%, 10/20/24 ... 13,143 13,013
L1889126.UP.FTS.B, 20.94%, 10/20/24 ... 7,660 7,584
FW1885604.UP.FTS.B, 21.27%, 10/20/24 . 22,424 22,193
L1885440.UP.FTS.B, 22.25%, 10/20/24 ... 633 627
L1889255.UP.FTS.B, 22.61%, 10/20/24 ... 3,247 3,216
FW1885004.UP.FTS.B, 23.56%, 10/20/24 . 7,489 1,139
FW1887038.UP.FTS.B, 25.36%, 10/20/24 . 1,865 1,843
FW1885149.UP.FTS.B, 25.87%, 10/20/24 . 1,931 1,832
FW1886997.UP.FTS.B, 26.23%, 10/20/24 . 849 840
FW1885395.UP.FTS.B, 26.24%, 10/20/24 . 2,246 2,225
FW1884875.UP.FTS.B, 26.98%, 10/20/24 . 1,444 425
FW1885381.UP.FTS.B, 27.55%, 10/20/24 . 7,038 1,068
FW1880410.UP.FTS.B, 27.93%, 10/20/24 . 3,014 2,979
FW1886414.UP.FTS.B, 28.39%, 10/20/24 . 1,516 1,498
FW1885095.UP.FTS.B, 28.6%, 10/20/24 .. 1,753 1,723
FW1889076.UP.FTS.B, 30.32%, 10/20/24 . 2,650 2,625
L2037773.UP.FTS.B, 5.25%, 11/15/24 .... 5,886 5,831
L2046679.UP.FTS.B, 6.86%, 11/15/24 .... 7,424 6,992
L2039391.UP.FTS.B, 7.16%, 11/15/24 .... 1,075 1,066
L2047798.UP.FTS.B, 7.62%, 11/15/24 .... 3,591 3,560
L2049330.UP.FTS.B, 8.87%, 11/15/24 .... 7,195 7,133
L2047834.UP.FTS.B, 9.02%, 11/15/24 .... 2,307 2,287
L2047596.UP.FTS.B, 10.13%, 11/15/24 ... 8,418 8,346
L2048001.UP.FTS.B, 10.35%, 11/15/24 ... 3,632 3,601
L2047620.UP.FTS.B, 10.51%, 11/15/24 ... 2,186 2,166
L2048059.UP.FTS.B, 10.92%, 11/15/24 ... 3,769 3,734
L2047919.UP.FTS.B, 10.97%, 11/15/24 ... 11,853 11,746
L2047014.UP.FTS.B, 11.93%, 11/15/24 ... 7,209 7,145
L2046828.UP.FTS.B, 12.17%, 11/15/24 ... 3,659 3,628
L2049398.UP.FTS.B, 12.72%, 11/15/24 ... 1,355 1,342
L2048381.UP.FTS.B, 12.98%, 11/15/24 ... 2,725 2,700
L2047190.UP.FTS.B, 13.12%, 11/15/24 ... 2,938 2,913
L2048784.UP.FTS.B, 13.49%, 11/15/24 ... 2,207 2,188
L2047467.UP.FTS.B, 14.6%, 11/15/24 .... 5,949 5,882
L2048717.UP.FTS.B, 14.61%, 11/15/24 ... 455 449
FW2048031.UP.FTS.B, 14.7%, 11/15/24 .. 5,544 5,498
L2047716.UP.FTS.B, 15.83%, 11/15/24 ... 6,486 6,425
L2049293.UP.FTS.B, 16.54%, 11/15/24 ... 3,723 3,689
FW2047086.UP.FTS.B, 16.6%, 11/15/24 .. 2,979 2,952
L2048520.UP.FTS.B, 16.63%, 11/15/24 ... 14,896 14,761
L2047759.UP.FTS.B, 17.02%, 11/15/24 ... 820 813
L2032354.UP.FTS.B, 18.46%, 11/15/24 ... 1,273 1,261
L2049049.UP.FTS.B, 18.57%, 11/15/24 ... 5,252 5,205
L2048900.UP.FTS.B, 18.76%, 11/15/24 ... 1,599 440
L2047756.UP.FTS.B, 18.93%, 11/15/24 ... 4,508 4,467
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2047783.UP.FTS.B, 19.18%, 11/15/24 . $ 712 $ 703
L2048756.UP.FTS.B, 19.75%, 11/15/24 ... 4,522 4,481
L2048019.UP.FTS.B, 19.76%, 11/15/24 ... 1,281 1,270
FW2047227.UP.FTS.B, 19.97%, 11/15/24 . 1,056 1,046
FW2047688.UP.FTS.B, 20.13%, 11/15/24 . 4,712 4,436
L2047831.UP.FTS.B, 20.33%, 11/15/24 ... 5,055 4,775
L2048741.UP.FTS.B, 20.49%, 11/15/24 ... 2,645 2,621
FW2049144.UP.FTS.B, 20.94%, 11/15/24 . 3,028 2,987
L2047733.UP.FTS.B, 21.64%, 11/15/24 ... 2,656 2,620
L2046773.UP.FTS.B, 21.75%, 11/15/24 ... 1,253 1,181
L2048157.UP.FTS.B, 21.93%, 11/15/24 ... 2,279 2,248
L2048597.UP.FTS.B, 22.48%, 11/15/24 ... 3,806 3,754
L2047934.UP.FTS.B, 23.08%, 11/15/24 ... 3,081 3,034
L2047942.UP.FTS.B, 23.17%, 11/15/24 ... 3,032 2,990
FW2048331.UP.FTS.B, 23.57%, 11/15/24 . 2,279 2,247
L2048994.UP.FTS.B, 24.16%, 11/15/24 ... 1,816 1,712
FW2048854.UP.FTS.B, 25.05%, 11/15/24 . 1,473 1,451
FW2048680.UP.FTS.B, 25.7%, 11/15/24 .. 1,720 18
FW2048332.UP.FTS.B, 26.99%, 11/15/24 . 1,554 1,530
FW2048559.UP.FTS.B, 27.21%, 11/15/24 . 429 31
FW2047561.UP.FTS.B, 27.77%, 11/15/24 . 5,327 5,016
L2096245.UP.FTS.B, 7.08%, 11/22/24 .... 5,135 5,089
L2094775.UP.FTS.B, 7.57%, 11/22/24 .... 3,590 3,562
L2095323.UP.FTS.B, 10.22%, 11/22/24 ... 1,089 1,081
L2096413.UP.FTS.B, 11.37%, 11/22/24 ... 14,588 14,480
L2094380.UP.FTS.B, 14.25%, 11/22/24 ... 3,464 3,434
L2096824.UP.FTS.B, 14.34%, 11/22/24 ... 5,905 5,866
L2095963.UP.FTS.B, 14.96%, 11/22/24 ... 1,477 1,467
L2096695.UP.FTS.B, 15.09%, 11/22/24 ... 1,481 1,471
L2094827.UP.FTS.B, 15.86%, 11/22/24 ... 5,198 5,163
FW2095095.UP.FTS.B, 15.88%, 11/22/24 . 1,753 1,738
FW2095845.UP.FTS.B, 15.91%, 11/22/24 . 4,085 4,058
L2095754.UP.FTS.B, 16.91%, 11/22/24 ... 3,709 3,684
L2094333.UP.FTS.B, 17%, 11/22/24 ..... 10,967 471
FW2096312.UP.FTS.B, 17.78%, 11/22/24 . 3,143 3,122
L2094961.UP.FTS.B, 18.66%, 11/22/24 ... 751 746
FW2091484.UP.FTS.B, 19.01%, 11/22/24 . 3,905 3,693
FW2094863.UP.FTS.B, 19.11%, 11/22/24 . 752 747
FW2094110.UP.FTS.B, 19.91%, 11/22/24 . 754 749
L2095891.UP.FTS.B, 20.05%, 11/22/24 ... 2,644 2,621
FW2094102.UP.FTS.B, 22.44%, 11/22/24 . 1,009 73
FW2092331.UP.FTS.B, 23.1%, 11/22/24 .. 2,774 2,620
FW2095619.UP.FTS.B, 23.57%, 11/22/24 . 4,495 325
FW2094197.UP.FTS.B, 24.43%, 11/22/24 . 1,581 1,493
FW2096042.UP.FTS.B, 25.59%, 11/22/24 . 2,724 2,574
FW2095533.UP.FTS.B, 26.09%, 11/22/24 . 3,393 3,358
FW2095652.UP.FTS.B, 28.05%, 11/22/24 . 7,811 7,717
FW2096872.UP.FTS.B, 28.81%, 11/22/24 . 7,099 7,003
FW2094168.UP.FTS.B, 28.88%, 11/22/24 . 2,055 2,031
L2292994.UP.FTS.B, 5.09%, 12/21/24 .... 2,212 2,193
L2294913.UP.FTS.B, 5.24%, 12/21/24 .... 1,623 1,609
FW2294665.UP.FTS.B, 5.75%, 12/21/24 .. 1,478 1,466
L2295367.UP.FTS.B, 5.78%, 12/21/24 .... 1,626 1,613
L2295111.UP.FTS.B, 5.95%, 12/21/24 .... 3,455 3,255
FW2293946.UP.FTS.B, 6.19%, 12/21/24 .. 5,916 5,866
FW2294211.UP.FTS.B, 6.31%, 12/21/24 .. 5,694 5,364
L2295100.UP.FTS.B, 7.19%, 12/21/24 .... 814 807
FW2294439.UP.FTS.B, 7.72%, 12/21/24 .. 7,903 7,833

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2294814.UP.FTS.B, 7.77%, 12/21/24 .... $ 3,348 $ 3,321
L2293479.UP.FTS.B, 7.9%, 12/21/24 .... 745 739
L2294062.UP.FTS.B, 8.01%, 12/21/24 .... 6,797 500
L2295041.UP.FTS.B, 8.37%, 12/21/24 .... 627 621
L2294775.UP.FTS.B, 8.85%, 12/21/24 .... 2,244 2,226
L2293437.UP.FTS.B, 11.78%, 12/21/24 ... 3,817 3,784
L2295532.UP.FTS.B, 11.83%, 12/21/24 ... 9,078 666
L2294851.UP.FTS.B, 13.12%, 12/21/24 ... 1,523 1,511
L2294095.UP.FTS.B, 13.3%, 12/21/24 .... 913 905
L2294977.UP.FTS.B, 13.32%, 12/21/24 ... 4,096 3,970
L2296216.UP.FTS.B, 13.69%, 12/21/24 ... 2,713 2,691
L2294949.UP.FTS.B, 13.95%, 12/21/24 ... 3,050 3,024
FW2292520.UP.FTS.B, 14.69%, 12/21/24 . 790 745
L2295222.UP.FTS.B, 15.07%, 12/21/24 ... 2,679 2,657
FW2295530.UP.FTS.B, 15.84%, 12/21/24 . 4,855 4,810
L2294127.UP.FTS.B, 16.18%, 12/21/24 ... 3,843 3,811
L2293039.UP.FTS.B, 16.32%, 12/21/24 ... 3,076 3,050
L2293609.UP.FTS.B, 16.79%, 12/21/24 ... 4,197 4,161
L2294084.UP.FTS.B, 17.86%, 12/21/24 ... 1,160 1,150
L2294351.UP.FTS.B, 19.21%, 12/21/24 ... 2,097 2,080
L2285455.UP.FTS.B, 19.28%, 12/21/24 ... 1,554 1,541
L2295385.UP.FTS.B, 19.32%, 12/21/24 ... 1,695 252
L2293350.UP.FTS.B, 19.62%, 12/21/24 ... 1,013 1,003
L2295474.UP.FTS.B, 19.79%, 12/21/24 ... 3,113 3,087
FW2295741.UP.FTS.B, 20.38%, 12/21/24 . 780 773
L2294199.UP.FTS.B, 20.47%, 12/21/24 ... 2,340 2,311
FW2296126.UP.FTS.B, 21.1%, 12/21/24 .. 782 774
L2295046.UP.FTS.B, 21.11%, 12/21/24 ... 3,909 3,861
L2296169.UP.FTS.B, 21.4%, 12/21/24 .... 3,851 3,816
L2295180.UP.FTS.B, 22.24%, 12/21/24 ... 3,531 3,488
FW2294007.UP.FTS.B, 24.91%, 12/21/24 . 1,088 1,072
FW2295790.UP.FTS.B, 25.57%, 12/21/24 . 1,745 1,724
FW2293631.UP.FTS.B, 26.49%, 12/21/24 . 4,000 3,937
FW2295751.UP.FTS.B, 26.57%, 12/21/24 . 3,979 3,930
FW2294187.UP.FTS.B, 27.27%, 12/21/24 . 4,465 4,214
FW2294163.UP.FTS.B, 27.62%, 12/21/24 . 897 885
FW2295797.UP.FTS.B, 28.21%, 12/21/24 . 2,715 192
FW2294687.UP.FTS.B, 28.91%, 12/21/24 . 802 791
FW2295991.UP.FTS.B, 29.39%, 12/21/24 . 3,676 3,641
L2296625.UP.FTS.B, 5.45%, 12/22/24 .... 3,692 3,661
L2297554.UP.FTS.B, 5.64%, 12/22/24 .... 4,064 4,031
L2296988.UP.FTS.B, 5.71%, 12/22/24 .... 5,170 5,128
FW2297899.UP.FTS.B, 6.12%, 12/22/24 .. 602 596
L2297459.UP.FTS.B, 6.46%, 12/22/24 .... 3,700 3,670
FW2297489.UP.FTS.B, 6.61%, 12/22/24 .. 533 528
L2297183.UP.FTS.B, 6.74%, 12/22/24 .... 7,686 7,243
L2299060.UP.FTS.B, 6.81%, 12/22/24 .... 742 736
L2297555.UP.FTS.B, 6.86%, 12/22/24 .... 2,970 2,946
FW2298048.UP.FTS.B, 7.04%, 12/22/24 .. 10,402 10,316
L2297930.UP.FTS.B, 7.09%, 12/22/24 .... 2,590 2,569
L2299053.UP.FTS.B, 7.5%, 12/22/24 .... 4,466 4,431
L2298344.UP.FTS.B, 7.65%, 12/22/24 .... 5,958 5,908
FW2300636.UP.FTS.B, 7.72%, 12/22/24 .. 1,862 1,847
L2298178.UP.FTS.B, 7.89%, 12/22/24 .... 4,473 4,435
FW2298854.UP.FTS.B, 8.03%, 12/22/24 .. 1,864 1,850
L2298428.UP.FTS.B, 8.15%, 12/22/24 .... 4,758 4,721
L2300130.UP.FTS.B, 8.16%, 12/22/24 .... 1,058 1,049
L2297858.UP.FTS.B, 8.61%, 12/22/24 .... 4,275 308
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2298230.UP.FTS.B, 8.66%, 12/22/24 .. $ 748 $ 741
L2298269.UP.FTS.B, 8.91%, 12/22/24 .... 14,966 14,853
FW2300410.UP.FTS.B, 8.97%, 12/22/24 .. 3,889 3,845
FW2299098.UP.FTS.B, 9.21%, 12/22/24 .. 1,117 1,108
L2294325.UP.FTS.B, 9.41%, 12/22/24 .... 4,486 4,452
L2297452.UP.FTS.B, 9.57%, 12/22/24 .... 1,711 117
L2296700.UP.FTS.B, 9.69%, 12/22/24 .... 3,753 3,722
L2298627.UP.FTS.B, 10.13%, 12/22/24 ... 3,759 3,728
L2298051.UP.FTS.B, 10.22%, 12/22/24 ... 3,750 3,721
L2298036.UP.FTS.B, 10.46%, 12/22/24 ... 5,269 5,226
L2296736.UP.FTS.B, 10.73%, 12/22/24 ... 2,595 2,576
FW2298308.UP.FTS.B, 10.89%, 12/22/24 . 112 110
L2297100.UP.FTS.B, 11.43%, 12/22/24 ... 1,512 1,500
L2298636.UP.FTS.B, 11.78%, 12/22/24 ... 2,648 2,629
FW2295900.UP.FTS.B, 12.11%, 12/22/24 . 3,029 3,008
L2289317.UP.FTS.B, 12.5%, 12/22/24 .... 5,306 5,270
L2297999.UP.FTS.B, 13.52%, 12/22/24 ... 761 756
L2296920.UP.FTS.B, 13.62%, 12/22/24 ... 5,334 5,292
L2298784.UP.FTS.B, 14.44%, 12/22/24 ... 7,638 7,580
L2298193.UP.FTS.B, 14.62%, 12/22/24 ... 3,057 3,034
L2297574.UP.FTS.B, 15.1%, 12/22/24 .... 12,582 1,857
L2270088.UP.FTS.B, 15.26%, 12/22/24 ... 4,180 4,147
FW2297351.UP.FTS.B, 16.06%, 12/22/24 . 1,921 1,906
L2299210.UP.FTS.B, 16.21%, 12/22/24 ... 842 837
L2297197.UP.FTS.B, 17.21%, 12/22/24 ... 1,543 1,528
FW2299381.UP.FTS.B, 17.29%, 12/22/24 . 2,391 2,260
L2300066.UP.FTS.B, 17.65%, 12/22/24 ... 1,546 1,531
L2297395.UP.FTS.B, 17.85%, 12/22/24 ... 7,951 7,890
FW2298127.UP.FTS.B, 18.19%, 12/22/24 . 1,548 1,537
L2300339.UP.FTS.B, 18.46%, 12/22/24 ... 775 769
L2298393.UP.FTS.B, 19.2%, 12/22/24 .... 6,435 6,084
L2286362.UP.FTS.B, 19.22%, 12/22/24 ... 6,174 6,118
FW2298373.UP.FTS.B, 19.34%, 12/22/24 . 2,331 2,314
L2299094.UP.FTS.B, 19.48%, 12/22/24 ... 921 914
FW2299910.UP.FTS.B, 19.59%, 12/22/24 . 3,867 3,838
FW2296618.UP.FTS.B, 19.77%, 12/22/24 . 731 724
L2298513.UP.FTS.B, 20.02%, 12/22/24 ... 14,380 4,160
L2296192.UP.FTS.B, 20.3%, 12/22/24 .... 744 738
L2296465.UP.FTS.B, 21.24%, 12/22/24 ... 3,911 3,867
FW2300328.UP.FTS.B, 21.6%, 12/22/24 .. 15,528 15,410
L2297511.UP.FTS.B, 21.76%, 12/22/24 ... 7,835 7,748
FW2299932.UP.FTS.B, 21.85%, 12/22/24 . 8,620 8,559
FW2300114.UP.FTS.B, 21.91%, 12/22/24 . 3,919 3,876
L2300171.UP.FTS.B, 22.14%, 12/22/24 ... 1,536 1,523
L2296425.UP.FTS.B, 22.43%, 12/22/24 ... 5,889 5,824
FW2299443.UP.FTS.B, 22.44%, 12/22/24 . 17,904 1,290
L2299865.UP.FTS.B, 22.56%, 12/22/24 ... 1,187 1,171
FW2299691.UP.FTS.B, 22.8%, 12/22/24 .. 1,572 1,555
L2296417.UP.FTS.B, 22.8%, 12/22/24 .... 8,412 8,352
L2296476.UP.FTS.B, 22.83%, 12/22/24 ... 5,189 5,132
L2299850.UP.FTS.B, 23.44%, 12/22/24 ... 3,917 3,888
L2298515.UP.FTS.B, 23.69%, 12/22/24 ... 7,885 7,798
L2299432.UP.FTS.B, 24.17%, 12/22/24 ... 2,685 2,656
FW2296846.UP.FTS.B, 24.39%, 12/22/24 . 1,580 1,563
FW2299096.UP.FTS.B, 24.52%, 12/22/24 . 1,344 1,329
FW2296692.UP.FTS.B, 24.93%, 12/22/24 . 1,187 1,175
FW2296914.UP.FTS.B, 26.15%, 12/22/24 . 874 865
FW2299450.UP.FTS.B, 27.52%, 12/22/24 . 2,864 850

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2296909.UP.FTS.B, 29.46%, 12/22/24 . $ 5,663 $ 5,595
FW2296124.UP.FTS.B, 30.3%, 12/22/24 .. 4,447 (3)
L2426414.UP.FTS.B, 5.26%, 1/13/25 .... 19,066 18,900
FW2426096.UP.FTS.B, 5.45%, 1/13/25 ... 1,912 1,896
L2424056.UP.FTS.B, 5.61%, 1/13/25 .... 3,062 3,035
L2424903.UP.FTS.B, 6.05%, 1/13/25 .... 2,453 2,432
L2423394.UP.FTS.B, 6.27%, 1/13/25 .... 7,671 7,605
L2427013.UP.FTS.B, 6.64%, 1/13/25 .... 3,481 1,881
L2425497.UP.FTS.B, 7.24%, 1/13/25 .... 15,382 15,251
L2425329.UP.FTS.B, 7.75%, 1/13/25 .... 4,053 4,015
L2427993.UP.FTS.B, 7.96%, 1/13/25 .... 7,752 7,680
L2425262.UP.FTS.B, 8.32%, 1/13/25 .... 5,022 4,978
L2425211.UP.FTS.B, 8.5%, 1/13/25 ...... 5,412 5,364
L2426591.UP.FTS.B, 9.03%, 1/13/25 .... 1,087 1,077
L2424171.UP.FTS.B, 9.46%, 1/13/25 .... 7,756 7,689
L2428185.UP.FTS.B, 9.7%, 1/13/25 ..... 7,763 7,695
FW2428576.UP.FTS.B, 10.33%, 1/13/25 .. 7,454 7,386
L2423475.UP.FTS.B, 10.43%, 1/13/25 .... 2,724 2,700
FW2423807.UP.FTS.B, 10.5%, 1/13/25 ... 1,668 439
L2427021.UP.FTS.B, 11.18%, 1/13/25 .... 3,900 3,867
FW2428510.UP.FTS.B, 11.44%, 1/13/25 .. 8,143 4,585
L2398504.UP.FTS.B, 11.71%, 1/13/25 .... 782 775
L2428568.UP.FTS.B, 12.86%, 1/13/25 .... 5,491 5,443
L2405416.UP.FTS.B, 12.97%, 1/13/25 .... 2,835 2,799
L2428590.UP.FTS.B, 12.98%, 1/13/25 .... 3,139 3,112
FW2419292.UP.FTS.B, 13.72%, 1/13/25 .. 1,573 1,560
L2423989.UP.FTS.B, 13.92%, 1/13/25 .... 2,440 2,413
L2426394.UP.FTS.B, 14.04%, 1/13/25 .... 5,717 3,217
FW2423167.UP.FTS.B, 15.7%, 1/13/25 ... 2,770 2,740
L2425994.UP.FTS.B, 15.97%, 1/13/25 .... 793 784
L2426530.UP.FTS.B, 15.97%, 1/13/25 .... 3,169 3,135
L2424008.UP.FTS.B, 18.11%, 1/13/25 .... 3,988 3,945
FW2426314.UP.FTS.B, 18.24%, 1/13/25 .. 1,902 1,879
L2416454.UP.FTS.B, 20%, 1/13/25 ...... 4,605 4,550
L2426497.UP.FTS.B, 20.53%, 1/13/25 .... 5,337 5,273
L2425046.UP.FTS.B, 20.89%, 1/13/25 .... 3,217 3,169
L2424244.UP.FTS.B, 21.43%, 1/13/25 .... 5,625 5,540
L2423182.UP.FTS.B, 21.65%, 1/13/25 .... 1,612 1,588
L2427236.UP.FTS.B, 21.91%, 1/13/25 .... 1,759 1,025
L2416312.UP.FTS.B, 22.24%, 1/13/25 .... 2,020 1,989
L2427527.UP.FTS.B, 22.56%, 1/13/25 .... 1,229 1,210
FW2423092.UP.FTS.B, 22.82%, 1/13/25 .. 7,605 7,525
L2425291.UP.FTS.B, 23.25%, 1/13/25 .... 4,860 4,788
FW2425143.UP.FTS.B, 23.59%, 1/13/25 .. 902 887
FW2428770.UP.FTS.B, 24.12%, 1/13/25 .. 4,496 4,424
FW2426646.UP.FTS.B, 25.03%, 1/13/25 .. 2,443 2,406
FW2426733.UP.FTS.B, 25.56%, 1/13/25 .. 1,302 376
FW2422846.UP.FTS.B, 26.62%, 1/13/25 .. 5,444 5,359
FW2423280.UP.FTS.B, 26.88%, 1/13/25 .. 5,591 3,378
FW2423658.UP.FTS.B, 27.05%, 1/13/25 .. 1,913 1,881
FW2426742.UP.FTS.B, 27.82%, 1/13/25 .. 821 808
FW2423178.UP.FTS.B, 28.33%, 1/13/25 .. 1,315 1,296
FW2423306.UP.FTS.B, 29.18%, 1/13/25 .. 5,511 5,431
L2434116.UP.FTS.B, 4.81%, 1/14/25 ..... 4,961 4,918
L2418575.UP.FTS.B, 5.02%, 1/14/25 .... 30,528 30,264
FW2435057.UP.FTS.B, 5.13%, 1/14/25 ... 2,520 2,498
L2430348.UP.FTS.B, 5.31%, 1/14/25 .... 4,894 4,851
L2434822.UP.FTS.B, 5.8%, 1/14/25 ..... 4,059 4,024
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2435457.UP.FTS.B, 5.9%, 1/14/25 ..... $ 1,915 $ 1,899
L2421481.UP.FTS.B, 5.96%, 1/14/25 .... 1,916 1,899
FW2429485.UP.FTS.B, 6.09%, 1/14/25 ... 12,507 12,384
L2428662.UP.FTS.B, 6.19%, 1/14/25 .... 1,534 1,521
L2428904.UP.FTS.B, 6.39%, 1/14/25 .... 3,837 3,805
L2434626.UP.FTS.B, 6.42%, 1/14/25 .... 12,841 12,728
FW2432338.UP.FTS.B, 6.53%, 1/14/25 ... 9,207 9,129
L2430005.UP.FTS.B, 6.62%, 1/14/25 .... 1,536 1,523
L2433602.UP.FTS.B, 6.82%, 1/14/25 .... 3,843 3,810
L2431355.UP.FTS.B, 6.97%, 1/14/25 .... 1,538 1,525
FW2433653.UP.FTS.B, 7.07%, 1/14/25 ... 6,539 6,484
L2432222.UP.FTS.B, 7.3%, 1/14/25 ..... 3,849 3,816
L2432554.UP.FTS.B, 7.39%, 1/14/25 .... 12,322 12,215
L2435059.UP.FTS.B, 7.82%, 1/14/25 .... 2,099 2,079
FW2428997.UP.FTS.B, 8.05%, 1/14/25 ... 2,687 2,663
L2429588.UP.FTS.B, 8.57%, 1/14/25 .... 17,012 16,865
FW2428881.UP.FTS.B, 8.87%, 1/14/25 ... 7,741 7,674
FW2433698.UP.FTS.B, 9.22%, 1/14/25 ... 775 768
FW2430664.UP.FTS.B, 9.41%, 1/14/25 ... 3,877 3,844
L2429304.UP.FTS.B, 9.92%, 1/14/25 .... 8,545 8,473
FW2430961.UP.FTS.B, 10.21%, 1/14/25 .. 2,411 2,390
L2435242.UP.FTS.B, 10.25%, 1/14/25 .... 2,329 2,309
L2434391.UP.FTS.B, 10.57%, 1/14/25 .... 10,109 10,001
L2432996.UP.FTS.B, 11.65%, 1/14/25 .... 6,251 6,197
L2432213.UP.FTS.B, 12.69%, 1/14/25 .... 2,430 2,410
FW2428995.UP.FTS.B, 13.01%, 1/14/25 .. 3,139 3,113
L2430864.UP.FTS.B, 13.6%, 1/14/25 .... 12,035 1,688
FW2434209.UP.FTS.B, 14.25%, 1/14/25 .. 7,938 7,841
L2431958.UP.FTS.B, 14.35%, 1/14/25 .... 3,540 173
L2429660.UP.FTS.B, 15.34%, 1/14/25 .... 791 782
L2431105.UP.FTS.B, 16.43%, 1/14/25 .... 1,587 1,570
L2433771.UP.FTS.B, 16.58%, 1/14/25 .... 7,898 7,812
L2432759.UP.FTS.B, 18.08%, 1/14/25 .... 1,117 1,105
L2435184.UP.FTS.B, 18.26%, 1/14/25 .... 7,980 7,897
L2430396.UP.FTS.B, 18.27%, 1/14/25 .... 5,187 5,133
L2435071.UP.FTS.B, 18.87%, 1/14/25 .... 4,350 629
FW2435471.UP.FTS.B, 19.27%, 1/14/25 .. 1,601 1,584
L2431902.UP.FTS.B, 19.35%, 1/14/25 .... 2,002 1,981
L2406011.UP.FTS.B, 20.17%, 1/14/25 .... 4,415 4,369
L2429867.UP.FTS.B, 21.01%, 1/14/25 .... 8,078 7,982
L2432621.UP.FTS.B, 21.66%, 1/14/25 .... 3,198 3,149
L2429273.UP.FTS.B, 22.43%, 1/14/25 .... 808 796
L2435303.UP.FTS.B, 22.6%, 1/14/25 .... 6,468 6,373
L2435145.UP.FTS.B, 23.16%, 1/14/25 .... 4,049 3,990
L2435061.UP.FTS.B, 23.28%, 1/14/25 .... 1,375 1,355
L2428993.UP.FTS.B, 23.35%, 1/14/25 .... 1,470 106
L2430162.UP.FTS.B, 23.44%, 1/14/25 .... 4,091 4,045
FW2435279.UP.FTS.B, 23.88%, 1/14/25 .. 2,608 2,567
FW2431859.UP.FTS.B, 24.16%, 1/14/25 .. 4,061 4,002
FW2430909.UP.FTS.B, 27.26%, 1/14/25 .. 2,019 1,989
L2435114.UP.FTS.B, 28.47%, 1/14/25 .... 11,015 10,859
FW2417863.UP.FTS.B, 29.02%, 1/14/25 .. 1,458 103
L2437836.UP.FTS.B, 5.32%, 1/18/25 .... 7,646 7,581
L2439151.UP.FTS.B, 5.81%, 1/18/25 .... 3,025 2,997
L2437139.UP.FTS.B, 5.87%, 1/18/25 .... 766 760
L2436421.UP.FTS.B, 5.98%, 1/18/25 .... 5,345 5,299
L2436422.UP.FTS.B, 6.2%, 1/18/25 ..... 6,633 6,575
L2439219.UP.FTS.B, 6.74%, 1/18/25 .... 1,643 421

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2437692.UP.FTS.B, 6.91%, 1/18/25 ... $ 4,613 $ 4,574
L2439326.UP.FTS.B, 6.99%, 1/18/25 .... 4,497 330
L2437624.UP.FTS.B, 7.39%, 1/18/25 .... 2,696 2,673
L2439324.UP.FTS.B, 8.14%, 1/18/25 .... 3,861 3,827
L2437051.UP.FTS.B, 8.16%, 1/18/25 .... 4,853 1,290
L2436879.UP.FTS.B, 8.26%, 1/18/25 .... 1,545 1,532
L2436647.UP.FTS.B, 8.52%, 1/18/25 .... 2,388 2,367
FW2439168.UP.FTS.B, 8.76%, 1/18/25 ... 3,865 3,832
L2439081.UP.FTS.B, 9.27%, 1/18/25 .... 7,752 7,685
L2437607.UP.FTS.B, 9.5%, 1/18/25 ..... 2,572 2,542
L2436781.UP.FTS.B, 9.67%, 1/18/25 .... 7,762 7,695
L2438341.UP.FTS.B, 10.14%, 1/18/25 .... 1,166 1,156
L2437491.UP.FTS.B, 10.26%, 1/18/25 .... 1,486 1,472
L2436150.UP.FTS.B, 10.72%, 1/18/25 .... 3,505 3,475
FW2437841.UP.FTS.B, 10.83%, 1/18/25 .. 1,558 1,545
L2437166.UP.FTS.B, 11.13%, 1/18/25 .... 2,340 2,320
L2438010.UP.FTS.B, 11.18%, 1/18/25 .... 304 301
L2406128.UP.FTS.B, 11.74%, 1/18/25 .... 1,563 1,550
L2436162.UP.FTS.B, 11.76%, 1/18/25 .... 7,813 7,746
FW2436511.UP.FTS.B, 13.11%, 1/18/25 .. 3,140 3,114
FW2438258.UP.FTS.B, 13.5%, 1/18/25 ... 2,347 2,326
L2436629.UP.FTS.B, 13.84%, 1/18/25 .... 945 937
L2436007.UP.FTS.B, 16.06%, 1/18/25 .... 1,177 1,164
L2435690.UP.FTS.B, 16.27%, 1/18/25 .... 27,757 27,524
FW2439200.UP.FTS.B, 18.01%, 1/18/25 .. 1,595 1,578
L2438734.UP.FTS.B, 18.88%, 1/18/25 .... 3,997 3,956
FW2436576.UP.FTS.B, 19.32%, 1/18/25 .. 3,202 3,169
L2436966.UP.FTS.B, 19.94%, 1/18/25 .... 2,710 110
L2436181.UP.FTS.B, 20.04%, 1/18/25 .... 4,328 4,266
L2438042.UP.FTS.B, 20.46%, 1/18/25 .... 1,194 1,181
L2435933.UP.FTS.B, 21.5%, 1/18/25 .... 1,990 1,960
L2437623.UP.FTS.B, 21.63%, 1/18/25 .... 2,390 2,354
L2436538.UP.FTS.B, 21.66%, 1/18/25 .... 5,228 5,152
FW2435735.UP.FTS.B, 22.33%, 1/18/25 .. 8,003 7,885
FW2436494.UP.FTS.B, 22.91%, 1/18/25 .. 1,214 1,196
L2435694.UP.FTS.B, 23.43%, 1/18/25 .... 1,131 1,115
L2438018.UP.FTS.B, 23.78%, 1/18/25 .... 4,056 3,998
L2436892.UP.FTS.B, 24.08%, 1/18/25 .... 3,410 3,361
FW2439251.UP.FTS.B, 24.63%, 1/18/25 .. 3,741 3,687
FW2437239.UP.FTS.B, 25.2%, 1/18/25 ... 2,574 2,536
FW2436263.UP.FTS.B, 29.06%, 1/18/25 .. 4,429 666
FW2438353.UP.FTS.B, 29.22%, 1/18/25 .. 1,813 531
L2607162.UP.FTS.B, 5.14%, 2/10/25 .... 7,116 7,053
L2608076.UP.FTS.B, 6.4%, 2/10/25 ..... 3,119 3,091
L2603419.UP.FTS.B, 6.97%, 2/10/25 .... 5,600 3,031
L2608607.UP.FTS.B, 7.29%, 2/10/25 .... 7,959 7,890
L2605970.UP.FTS.B, 8.23%, 2/10/25 .... 4,630 4,589
L2605161.UP.FTS.B, 8.41%, 2/10/25 .... 1,597 1,582
L2602588.UP.FTS.B, 8.74%, 2/10/25 .... 7,671 7,595
L2604174.UP.FTS.B, 9.25%, 2/10/25 .... 4,991 4,943
FW2603194.UP.FTS.B, 9.76%, 2/10/25 ... 3,922 3,884
L2606577.UP.FTS.B, 9.95%, 2/10/25 .... 4,814 4,769
FW2602705.UP.FTS.B, 10.63%, 2/10/25 .. 2,393 2,370
FW2604002.UP.FTS.B, 11.31%, 2/10/25 .. 27,681 27,403
FW2607521.UP.FTS.B, 11.42%, 2/10/25 .. 1,541 1,525
L2607713.UP.FTS.B, 11.85%, 2/10/25 .... 4,016 3,977
FW2604412.UP.FTS.B, 12.03%, 2/10/25 .. 1,614 1,599
L2603571.UP.FTS.B, 13.11%, 2/10/25 .... 1,150 1,138
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2604194.UP.FTS.B, 14.5%, 2/10/25 .... $ 2,845 $ 2,818
L2605323.UP.FTS.B, 14.99%, 2/10/25 .... 814 804
L2605799.UP.FTS.B, 15.28%, 2/10/25 .... 4,074 4,021
L2605631.UP.FTS.B, 15.37%, 2/10/25 .... 8,964 8,879
L2603338.UP.FTS.B, 15.54%, 2/10/25 .... 12,557 12,377
L2607606.UP.FTS.B, 16.31%, 2/10/25 .... 5,176 5,095
L2602759.UP.FTS.B, 17.08%, 2/10/25 .... 10,640 10,504
FW2605911.UP.FTS.B, 17.81%, 2/10/25 .. 4,102 4,049
L2607677.UP.FTS.B, 18.39%, 2/10/25 .... 16,434 16,223
FW2606706.UP.FTS.B, 19.04%, 2/10/25 .. 1,235 1,219
L2607508.UP.FTS.B, 19.36%, 2/10/25 .... 8,497 4,937
FW2607831.UP.FTS.B, 19.55%, 2/10/25 .. 824 814
L2602512.UP.FTS.B, 19.88%, 2/10/25 .... 4,512 646
L2605312.UP.FTS.B, 20.16%, 2/10/25 .... 4,128 4,075
FW2609221.UP.FTS.B, 20.97%, 2/10/25 .. 1,485 1,459
L2606380.UP.FTS.B, 21.09%, 2/10/25 .... 4,143 4,068
L2605050.UP.FTS.B, 21.65%, 2/10/25 .... 1,493 1,463
FW2601103.UP.FTS.B, 22.38%, 2/10/25 .. 626 615
L2604748.UP.FTS.B, 22.74%, 2/10/25 .... 3,325 3,282
FW2607328.UP.FTS.B, 23.21%, 2/10/25 .. 36,804 10,504
L2600924.UP.FTS.B, 23.41%, 2/10/25 .... 14,237 13,992
FW2607955.UP.FTS.B, 23.75%, 2/10/25 .. 3,166 3,112
FW2604902.UP.FTS.B, 24.34%, 2/10/25 .. 1,012 995
FW2607727.UP.FTS.B, 24.64%, 2/10/25 .. 1,002 985
FW2602040.UP.FTS.B, 24.72%, 2/10/25 .. 3,844 3,778
FW2604398.UP.FTS.B, 25.04%, 2/10/25 .. 836 822
FW2608085.UP.FTS.B, 25.38%, 2/10/25 .. 1,899 137
FW2602438.UP.FTS.B, 25.48%, 2/10/25 .. 4,125 4,051
FW2607797.UP.FTS.B, 28.06%, 2/10/25 .. 2,948 2,898
FW2606503.UP.FTS.B, 28.81%, 2/10/25 .. 1,459 (26)
FW2608083.UP.FTS.B, 29.04%, 2/10/25 .. 3,084 3,030
FW2606988.UP.FTS.B, 30.72%, 2/10/25 .. 5,557 1,615
L2559948.UP.FTS.B, 6.36%, 2/11/25 ..... 39,683 39,338
L2614008.UP.FTS.B, 6.72%, 2/11/25 ..... 7,945 7,876
L2612506.UP.FTS.B, 6.79%, 2/11/25 ..... 6,347 6,292
FW2610553.UP.FTS.B, 7.05%, 2/11/25 ... 4,772 4,731
L2611637.UP.FTS.B, 7.21%, 2/11/25 ..... 5,164 5,119
L2613730.UP.FTS.B, 7.75%, 2/11/25 ..... 22,273 22,067
L2610192.UP.FTS.B, 7.76%, 2/11/25 ..... 9,743 9,645
FW2615331.UP.FTS.B, 10.38%, 2/11/25 .. 1,205 1,194
L2611481.UP.FTS.B, 10.47%, 2/11/25 .... 9,804 9,707
FW2609609.UP.FTS.B, 11.5%, 2/11/25 ... 2,418 2,395
L2613972.UP.FTS.B, 11.67%, 2/11/25 .... 4,838 4,792
FW2613275.UP.FTS.B, 11.71%, 2/11/25 .. 2,603 2,575
L2612036.UP.FTS.B, 13.32%, 2/11/25 .... 4,375 4,334
FW2613797.UP.FTS.B, 13.33%, 2/11/25 .. 2,431 2,409
L2607238.UP.FTS.B, 13.47%, 2/11/25 .... 2,432 2,401
FW2611811.UP.FTS.B, 13.7%, 2/11/25 ... 1,622 1,607
FW2612521.UP.FTS.B, 13.9%, 2/11/25 ... 3,093 444
L2614740.UP.FTS.B, 14.28%, 2/11/25 .... 8,855 8,744
L2610928.UP.FTS.B, 15.17%, 2/11/25 .... 3,251 3,209
L2613761.UP.FTS.B, 15.3%, 2/11/25 ..... 1,222 1,207
FW2615429.UP.FTS.B, 17.03%, 2/11/25 .. 2,865 2,829
L2615117.UP.FTS.B, 17.61%, 2/11/25 .... 751 739
FW2610423.UP.FTS.B, 17.65%, 2/11/25 .. 3,280 3,239
L2613616.UP.FTS.B, 17.75%, 2/11/25 .... 16,736 16,507
L2615349.UP.FTS.B, 17.97%, 2/11/25 .... 1,398 1,379
L2614223.UP.FTS.B, 18.74%, 2/11/25 .... 3,701 3,655

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2612860.UP.FTS.B, 19.65%, 2/11/25 .... $ 5,787 $ 5,707
FW2614854.UP.FTS.B, 20.12%, 2/11/25 .. 1,229 1,213
L2611111.UP.FTS.B, 20.83%, 2/11/25 .... 2,779 2,742
L2614362.UP.FTS.B, 21%, 2/11/25 ...... 2,069 2,043
L2610485.UP.FTS.B, 21.72%, 2/11/25 .... 8,290 8,150
L2614581.UP.FTS.B, 22.06%, 2/11/25 .... 1,749 483
L2615784.UP.FTS.B, 22.11%, 2/11/25 .... 3,169 3,112
FW2613906.UP.FTS.B, 22.85%, 2/11/25 .. 831 817
L2613386.UP.FTS.B, 22.9%, 2/11/25 ..... 7,483 7,391
L2613140.UP.FTS.B, 22.96%, 2/11/25 .... 1,126 80
FW2613227.UP.FTS.B, 24.28%, 2/11/25 .. 1,320 194
L2615495.UP.FTS.B, 24.65%, 2/11/25 .... 7,053 6,932
FW2615176.UP.FTS.B, 25.3%, 2/11/25 ... 1,673 1,645
FW2615353.UP.FTS.B, 25.68%, 2/11/25 .. 943 270
FW2611527.UP.FTS.B, 26.67%, 2/11/25 .. 16,787 16,507
FW2611646.UP.FTS.B, 26.71%, 2/11/25 .. 3,012 2,953
FW2607388.UP.FTS.B, 27.89%, 2/11/25 .. 7,188 510
FW2610149.UP.FTS.B, 28.57%, 2/11/25 .. 926 (3)
FW2610486.UP.FTS.B, 28.82%, 2/11/25 .. 1,091 1,073
FW2610708.UP.FTS.B, 31.36%, 2/11/25 .. 2,745 2,698
L2616863.UP.FTS.B, 8.18%, 2/14/25 .... 2,109 1,157
L2617531.UP.FTS.B, 9.41%, 2/14/25 .... 10,413 10,318
L2616546.UP.FTS.B, 9.84%, 2/14/25 .... 9,625 9,537
L2618393.UP.FTS.B, 12.87%, 2/14/25 .... 4,046 4,008
FW2616160.UP.FTS.B, 13.5%, 2/14/25 ... 1,548 1,532
L2616391.UP.FTS.B, 13.87%, 2/14/25 .... 2,029 2,010
L2617225.UP.FTS.B, 15.71%, 2/14/25 .... 8,391 8,276
L2618286.UP.FTS.B, 16.38%, 2/14/25 .... 2,452 2,422
L2617246.UP.FTS.B, 16.8%, 2/14/25 .... 7,772 7,702
FW2616262.UP.FTS.B, 17.76%, 2/14/25 .. 2,424 2,391
L2584870.UP.FTS.B, 18.22%, 2/14/25 .... 1,639 1,619
L2616222.UP.FTS.B, 19.49%, 2/14/25 .... 1,402 1,385
L2617430.UP.FTS.B, 20.47%, 2/14/25 .... 13,221 13,002
L2615004.UP.FTS.B, 20.75%, 2/14/25 .... 1,654 1,633
L2615804.UP.FTS.B, 23.22%, 2/14/25 .... 12,483 12,328
FW2615790.UP.FTS.B, 25.6%, 2/14/25 ... 2,093 2,058
FW2617005.UP.FTS.B, 25.65%, 2/14/25 .. 1,675 1,647
FW2616085.UP.FTS.B, 27.69%, 2/14/25 .. 2,778 2,732
FW2617024.UP.FTS.B, 28.53%, 2/14/25 .. 4,216 4,146
FW2618494.UP.FTS.B, 29.21%, 2/14/25 .. 11,059 10,868
L1888732.UP.FTS.B, 18.47%, 3/20/25 .... 3,229 3,189
FW1884445.UP.FTS.B, 29.15%, 3/20/25 .. 953 940
L2949337.UP.FTS.B, 6.16%, 4/14/25 .... 5,648 5,604
L2950073.UP.FTS.B, 6.9%, 4/14/25 ..... 8,971 8,902
L2949006.UP.FTS.B, 7.34%, 4/14/25 .... 6,277 6,233
L2950494.UP.FTS.B, 7.36%, 4/14/25 .... 1,700 1,688
FW2950302.UP.FTS.B, 8.61%, 4/14/25 ... 3,998 3,962
L2950213.UP.FTS.B, 8.77%, 4/14/25 .... 2,724 2,705
L2950690.UP.FTS.B, 9.45%, 4/14/25 .... 4,603 4,567
L2949710.UP.FTS.B, 9.46%, 4/14/25 .... 7,192 7,136
L2950058.UP.FTS.B, 9.46%, 4/14/25 .... 1,868 1,853
FW2950661.UP.FTS.B, 9.55%, 4/14/25 ... 2,980 2,957
L2950499.UP.FTS.B, 10.1%, 4/14/25 .... 4,151 4,116
L2948915.UP.FTS.B, 10.51%, 4/14/25 .... 21,386 21,219
L2949804.UP.FTS.B, 11.24%, 4/14/25 .... 1,883 1,867
L2951809.UP.FTS.B, 11.3%, 4/14/25 ..... 25,600 25,370
L2950816.UP.FTS.B, 11.31%, 4/14/25 .... 1,455 1,444
L2949385.UP.FTS.B, 11.88%, 4/14/25 .... 9,171 9,101
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2951900.UP.FTS.B, 12.02%, 4/14/25 .... $ 5,992 $ 5,942
L2950678.UP.FTS.B, 12.4%, 4/14/25 .... 1,879 1,863
FW2950475.UP.FTS.B, 12.78%, 4/14/25 .. 945 937
FW2951887.UP.FTS.B, 13.49%, 4/14/25 .. 1,290 1,279
L2951520.UP.FTS.B, 13.5%, 4/14/25 .... 3,441 3,412
L2950266.UP.FTS.B, 13.94%, 4/14/25 .... 1,894 1,879
L2951348.UP.FTS.B, 13.94%, 4/14/25 .... 1,721 1,707
FW2950043.UP.FTS.B, 14.04%, 4/14/25 .. 2,783 2,759
L2949379.UP.FTS.B, 14.06%, 4/14/25 .... 1,292 1,281
FW2951735.UP.FTS.B, 15.61%, 4/14/25 .. 4,757 4,697
L2950382.UP.FTS.B, 15.7%, 4/14/25 .... 862 852
L2950290.UP.FTS.B, 15.94%, 4/14/25 .... 4,324 4,269
L2951331.UP.FTS.B, 16.4%, 4/14/25 .... 898 886
L2951781.UP.FTS.B, 16.49%, 4/14/25 .... 3,902 3,853
L2950169.UP.FTS.B, 16.64%, 4/14/25 .... 17,320 17,103
L2949827.UP.FTS.B, 18.88%, 4/14/25 .... 1,098 1,079
L2950254.UP.FTS.B, 18.93%, 4/14/25 .... 1,305 1,289
L2942398.UP.FTS.B, 18.94%, 4/14/25 .... 3,481 3,438
FW2949345.UP.FTS.B, 19.25%, 4/14/25 .. 3,638 3,591
FW2951691.UP.FTS.B, 20.36%, 4/14/25 .. 4,800 4,741
L2950233.UP.FTS.B, 20.55%, 4/14/25 .... 1,571 1,552
FW2943510.UP.FTS.B, 20.7%, 4/14/25 ... 8,731 8,625
L2950178.UP.FTS.B, 20.99%, 4/14/25 .... 6,117 6,042
L2949028.UP.FTS.B, 21.29%, 4/14/25 .... 3,655 3,594
L2949677.UP.FTS.B, 21.51%, 4/14/25 .... 11,196 11,022
L2950045.UP.FTS.B, 22.15%, 4/14/25 .... 834 823
FW2951504.UP.FTS.B, 22.69%, 4/14/25 .. 1,490 1,468
FW2951494.UP.FTS.B, 23.09%, 4/14/25 .. 2,652 2,613
L2950329.UP.FTS.B, 23.25%, 4/14/25 .... 2,194 2,168
L2949880.UP.FTS.B, 23.36%, 4/14/25 .... 5,004 4,927
L2951079.UP.FTS.B, 23.91%, 4/14/25 .... 3,340 3,288
FW2949287.UP.FTS.B, 25.31%, 4/14/25 .. 4,758 4,686
FW2950219.UP.FTS.B, 25.83%, 4/14/25 .. 2,168 2,134
FW2951574.UP.FTS.B, 27.02%, 4/14/25 .. 2,683 2,644
FW2950126.UP.FTS.B, 27.41%, 4/14/25 .. 963 4
FW2951404.UP.FTS.B, 29.21%, 4/14/25 .. 1,254 1,236
FW2949932.UP.FTS.B, 30.42%, 4/14/25 .. 4,450 4,384
L2047582.UP.FTS.B, 20.47%, 4/15/25 .... 4,383 4,324
L2096743.UP.FTS.B, 17.97%, 4/22/25 .... 913 66
L2095437.UP.FTS.B, 19.77%, 4/22/25 .... 2,695 758
FW2299147.UP.FTS.B, 9.27%, 5/22/25 ... 3,407 473
L2298532.UP.FTS.B, 17.26%, 5/22/25 .... 1,733 1,714
L2299568.UP.FTS.B, 21.13%, 5/22/25 .... 9,521 8,990
L2394315.UP.FTS.B, 7.03%, 6/13/25 .... 4,069 4,035
FW2423090.UP.FTS.B, 10.24%, 6/13/25 .. 2,443 618
FW2428851.UP.FTS.B, 10.68%, 6/14/25 .. 2,603 2,580
FW2434936.UP.FTS.B, 32.93%, 6/14/25 .. 2,933 857
L1716662.UP.FTS.B, 18.68%, 7/15/25 .... 733 694
FW2431318.UP.FTS.B, 21.26%, 11/14/25 . 18,432 11,084
L1714660.UP.FTS.B, 8.12%, 9/15/26 .... 28,345 28,137
L1717453.UP.FTS.B, 9.3%, 9/15/26 ..... 41,034 40,740
FW1716114.UP.FTS.B, 10.5%, 9/15/26 ... 821 815
L1712309.UP.FTS.B, 10.63%, 9/15/26 .... 3,303 3,273
L1714525.UP.FTS.B, 12.1%, 9/15/26 .... 41,558 41,184
L1715138.UP.FTS.B, 13.13%, 9/15/26 .... 2,749 200
L1715513.UP.FTS.B, 13.27%, 9/15/26 .... 25,063 24,840
L1716286.UP.FTS.B, 13.58%, 9/15/26 .... 12,547 12,435
L1715370.UP.FTS.B, 14.13%, 9/15/26 .... 8,649 2,208

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1718985.UP.FTS.B, 14.33%, 9/15/26 .... $ 8,912 $ 409
L1694887.UP.FTS.B, 15.52%, 9/15/26 .... 5,060 5,016
L1715015.UP.FTS.B, 15.83%, 9/15/26 .... 4,222 4,185
L1718329.UP.FTS.B, 15.98%, 9/15/26 .... 3,380 3,340
L1714475.UP.FTS.B, 16.18%, 9/15/26 .... 5,919 5,868
L1715044.UP.FTS.B, 18.15%, 9/15/26 .... 4,687 4,632
FW1701600.UP.FTS.B, 18.45%, 9/15/26 .. 5,120 5,047
L1714417.UP.FTS.B, 19.34%, 9/15/26 .... 2,698 753
L1715411.UP.FTS.B, 19.4%, 9/15/26 ..... 942 929
L1716175.UP.FTS.B, 19.72%, 9/15/26 .... 8,575 8,453
L1714787.UP.FTS.B, 19.9%, 9/15/26 .... 1,586 1,572
L1716305.UP.FTS.B, 19.95%, 9/15/26 .... 4,251 4,188
L1716066.UP.FTS.B, 21%, 9/15/26 ...... 2,168 2,136
L1715815.UP.FTS.B, 21.76%, 9/15/26 .... 34,275 34,066
L1692458.UP.FTS.B, 22.21%, 9/15/26 .... 3,982 3,945
L1715797.UP.FTS.B, 22.6%, 9/15/26 .... 1,822 39
L1713636.UP.FTS.B, 22.84%, 9/15/26 .... 3,837 3,808
L1718923.UP.FTS.B, 23.78%, 9/15/26 .... 913 16
L1716174.UP.FTS.B, 24.2%, 9/15/26 .... 16,177 16,066
L1717305.UP.FTS.B, 24.28%, 9/15/26 .... 1,122 81
L1717152.UP.FTS.B, 24.37%, 9/15/26 .... 5,581 5,550
L1716875.UP.FTS.B, 24.44%, 9/15/26 .... 2,685 2,668
L1717659.UP.FTS.B, 24.51%, 9/15/26 .... 2,620 2,581
FW1714702.UP.FTS.B, 24.7%, 9/15/26 ... 35,369 33,571
L1716982.UP.FTS.B, 24.74%, 9/15/26 .... 9,168 153
L1716148.UP.FTS.B, 25%, 9/15/26 ...... 1,049 1,037
L1716674.UP.FTS.B, 25.03%, 9/15/26 .... 874 869
L1715732.UP.FTS.B, 25.07%, 9/15/26 .... 12,238 12,170
L1714798.UP.FTS.B, 25.5%, 9/15/26 .... 4,465 4,440
L1717974.UP.FTS.B, 25.5%, 9/15/26 .... 2,451 2,438
L1712708.UP.FTS.B, 25.51%, 9/15/26 .... 4,329 4,181
L1715574.UP.FTS.B, 25.72%, 9/15/26 .... 5,957 5,924
L1713640.UP.FTS.B, 26.25%, 9/15/26 .... 3,688 3,668
L1712773.UP.FTS.B, 26.27%, 9/15/26 .... 3,030 3,011
FW1717121.UP.FTS.B, 26.43%, 9/15/26 .. 2,195 2,183
L1715518.UP.FTS.B, 26.49%, 9/15/26 .... 7,202 7,162
L1705442.UP.FTS.B, 26.69%, 9/15/26 .... 6,155 6,122
FW1718296.UP.FTS.B, 26.73%, 9/15/26 .. 6,579 6,536
L1718145.UP.FTS.B, 26.73%, 9/15/26 .... 8,993 8,534
FW1717727.UP.FTS.B, 27.26%, 9/15/26 .. 14,970 14,888
FW1718853.UP.FTS.B, 27.42%, 9/15/26 .. 6,253 5,932
FW1714570.UP.FTS.B, 27.72%, 9/15/26 .. 7,012 6,971
FW1717010.UP.FTS.B, 28.17%, 9/15/26 .. 13,110 13,029
FW1714502.UP.FTS.B, 28.45%, 9/15/26 .. 7,337 7,297
FW1715883.UP.FTS.B, 28.82%, 9/15/26 .. 8,849 8,801
FW1714524.UP.FTS.B, 30.07%, 9/15/26 .. 5,394 5,117
FW1718307.UP.FTS.B, 30.23%, 9/15/26 .. 5,690 5,659
FW1715167.UP.FTS.B, 30.5%, 9/15/26 ... 2,403 2,279
FW1718304.UP.FTS.B, 30.56%, 9/15/26 .. 2,491 2,478
FW1717776.UP.FTS.B, 30.58%, 9/15/26 .. 2,315 2,300
FW1713484.UP.FTS.B, 30.9%, 9/15/26 ... 6,800 6,750
FW1687695.UP.FTS.B, 31.01%, 9/15/26 .. 2,430 2,389
FW1714101.UP.FTS.B, 31.22%, 9/15/26 .. 1,596 1,549
FW1680820.UP.FTS.B, 31.24%, 9/15/26 .. 9,807 9,754
FW1708223.UP.FTS.B, 31.43%, 9/15/26 .. 3,390 3,372
FW1712750.UP.FTS.B, 31.43%, 9/15/26 .. 16,056 15,970
FW1715615.UP.FTS.B, 31.45%, 9/15/26 .. 4,682 4,653
FW1718952.UP.FTS.B, 31.98%, 9/15/26 .. 6,969 6,932
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1718497.UP.FTS.B, 32.01%, 9/15/26 .. $ 2,055 $ 2,044
FW1717605.UP.FTS.B, 32.67%, 9/15/26 .. 2,059 2,048
FW1886121.UP.FTS.B, 7.36%, 10/20/26 .. 3,313 3,296
L1888552.UP.FTS.B, 7.94%, 10/20/26 .... 24,911 24,737
L1888883.UP.FTS.B, 8.11%, 10/20/26 .... 10,796 10,724
L1882812.UP.FTS.B, 8.28%, 10/20/26 .... 24,948 24,775
L1886838.UP.FTS.B, 9.58%, 10/20/26 .... 7,526 7,476
L1885593.UP.FTS.B, 10.23%, 10/20/26 ... 37,400 37,068
L1877670.UP.FTS.B, 10.82%, 10/20/26 ... 1,297 1,285
L1888179.UP.FTS.B, 11.03%, 10/20/26 ... 1,395 1,382
L1886082.UP.FTS.B, 11.37%, 10/20/26 ... 36,228 35,925
FW1885766.UP.FTS.B, 12.47%, 10/20/26 . 27,034 26,809
L1885346.UP.FTS.B, 12.58%, 10/20/26 ... 2,540 2,518
FW1888413.UP.FTS.B, 13.2%, 10/20/26 .. 2,291 166
L1886564.UP.FTS.B, 13.29%, 10/20/26 ... 2,972 2,948
L1885846.UP.FTS.B, 13.96%, 10/20/26 ... 21,284 21,111
L1884193.UP.FTS.B, 14.57%, 10/20/26 ... 33,197 32,805
L1888251.UP.FTS.B, 14.9%, 10/20/26 .... 2,564 2,533
L1884125.UP.FTS.B, 14.92%, 10/20/26 ... 8,777 8,679
L1883791.UP.FTS.B, 16%, 10/20/26 ..... 9,592 9,023
L1887062.UP.FTS.B, 16.6%, 10/20/26 .... 4,282 4,225
L1889326.UP.FTS.B, 16.75%, 10/20/26 ... 4,302 4,255
L1886707.UP.FTS.B, 16.94%, 10/20/26 ... 21,477 21,192
FW1887343.UP.FTS.B, 17.02%, 10/20/26 . 2,457 2,427
L1882034.UP.FTS.B, 17.06%, 10/20/26 ... 4,307 4,247
L1884842.UP.FTS.B, 17.41%, 10/20/26 ... 3,463 3,412
FW1886267.UP.FTS.B, 17.53%, 10/20/26 . 9,105 8,561
L1884411.UP.FTS.B, 17.65%, 10/20/26 ... 5,526 5,448
L1886663.UP.FTS.B, 17.66%, 10/20/26 ... 1,384 1,363
L1888992.UP.FTS.B, 17.92%, 10/20/26 ... 4,321 4,264
L1884412.UP.FTS.B, 17.98%, 10/20/26 ... 6,051 5,966
FW1885521.UP.FTS.B, 18.95%, 10/20/26 . 2,429 2,401
L1884649.UP.FTS.B, 19.11%, 10/20/26 ... 11,286 11,129
L1883366.UP.FTS.B, 19.16%, 10/20/26 ... 3,786 3,755
FW1886716.UP.FTS.B, 19.8%, 10/20/26 .. 25,662 24,359
FW1885177.UP.FTS.B, 19.83%, 10/20/26 . 5,221 5,196
L1888147.UP.FTS.B, 20.2%, 10/20/26 .... 1,787 517
L1888979.UP.FTS.B, 20.2%, 10/20/26 .... 15,685 15,589
FW1886875.UP.FTS.B, 20.29%, 10/20/26 . 2,899 796
L1886466.UP.FTS.B, 20.85%, 10/20/26 ... 12,186 12,126
L1885611.UP.FTS.B, 20.87%, 10/20/26 ... 8,570 8,452
L1885460.UP.FTS.B, 21.1%, 10/20/26 .... 3,399 95
L1889370.UP.FTS.B, 21.62%, 10/20/26 ... 8,755 8,635
L1886870.UP.FTS.B, 21.7%, 10/20/26 .... 14,887 14,819
L1888822.UP.FTS.B, 21.71%, 10/20/26 ... 3,065 3,051
L1887570.UP.FTS.B, 22.24%, 10/20/26 ... 2,808 2,791
FW1885835.UP.FTS.B, 22.35%, 10/20/26 . 2,808 2,796
FW1884796.UP.FTS.B, 22.4%, 10/20/26 .. 6,144 6,116
L1884335.UP.FTS.B, 22.8%, 10/20/26 .... 11,867 11,796
L1886214.UP.FTS.B, 22.83%, 10/20/26 ... 1,754 1,746
FW1884970.UP.FTS.B, 22.98%, 10/20/26 . 4,398 4,372
L1887186.UP.FTS.B, 23.15%, 10/20/26 ... 1,760 1,750
L1888429.UP.FTS.B, 23.3%, 10/20/26 .... 11,599 1,769
FW1888999.UP.FTS.B, 23.52%, 10/20/26 . 4,406 4,380
L1886386.UP.FTS.B, 23.7%, 10/20/26 .... 4,760 4,733
L1887521.UP.FTS.B, 24.21%, 10/20/26 ... 3,988 3,965
L1887035.UP.FTS.B, 24.47%, 10/20/26 ... 3,304 235
L1882558.UP.FTS.B, 25.08%, 10/20/26 ... 1,418 1,410

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1887450.UP.FTS.B, 25.16%, 10/20/26 . $ 13,285 $ 13,209
FW1885417.UP.FTS.B, 25.25%, 10/20/26 . 4,430 4,404
L1888117.UP.FTS.B, 25.32%, 10/20/26 ... 3,633 3,617
L1865153.UP.FTS.B, 25.42%, 10/20/26 ... 6,470 6,442
L1885219.UP.FTS.B, 25.47%, 10/20/26 ... 886 883
L1888296.UP.FTS.B, 25.48%, 10/20/26 ... 7,625 7,581
L1888453.UP.FTS.B, 25.56%, 10/20/26 ... 14,189 14,107
FW1882891.UP.FTS.B, 25.65%, 10/20/26 . 1,981 1,951
FW1886975.UP.FTS.B, 25.84%, 10/20/26 . 1,865 1,854
FW1882972.UP.FTS.B, 25.9%, 10/20/26 .. 1,598 1,589
L1885428.UP.FTS.B, 25.94%, 10/20/26 ... 12,695 12,640
L1862311.UP.FTS.B, 26.09%, 10/20/26 ... 7,104 7,072
FW1886213.UP.FTS.B, 26.39%, 10/20/26 . 6,658 6,324
L1885011.UP.FTS.B, 26.84%, 10/20/26 ... 6,948 6,908
FW1884123.UP.FTS.B, 27.3%, 10/20/26 .. 2,350 354
FW1889085.UP.FTS.B, 27.59%, 10/20/26 . 903 858
FW1886962.UP.FTS.B, 27.78%, 10/20/26 . 8,927 8,889
FW1886539.UP.FTS.B, 27.96%, 10/20/26 . 6,253 6,218
FW1884654.UP.FTS.B, 28.78%, 10/20/26 . 2,800 176
FW1885667.UP.FTS.B, 29.34%, 10/20/26 . 24,802 24,635
FW1885184.UP.FTS.B, 29.51%, 10/20/26 . 12,024 11,973
FW1886872.UP.FTS.B, 30.11%, 10/20/26 . 1,636 1,554
FW1882702.UP.FTS.B, 30.82%, 10/20/26 . 1,477 (18)
FW1884150.UP.FTS.B, 30.85%, 10/20/26 . 1,316 388
FW1886189.UP.FTS.B, 30.94%, 10/20/26 . 3,153 3,136
FW1888195.UP.FTS.B, 30.94%, 10/20/26 . 5,899 1,752
FW1886998.UP.FTS.B, 30.95%, 10/20/26 . 1,622 1,615
FW1885617.UP.FTS.B, 31.09%, 10/20/26 . 43,336 43,078
FW1889257.UP.FTS.B, 31.11%, 10/20/26 . 2,525 2,512
FW1888148.UP.FTS.B, 31.17%, 10/20/26 . 3,151 3,137
FW1889308.UP.FTS.B, 31.17%, 10/20/26 . 7,218 508
FW1888248.UP.FTS.B, 31.19%, 10/20/26 . 12,185 12,109
FW1888517.UP.FTS.B, 31.21%, 10/20/26 . 1,803 1,794
FW1886514.UP.FTS.B, 31.22%, 10/20/26 . 5,870 5,581
FW1883864.UP.FTS.B, 31.23%, 10/20/26 . 1,132 1,123
FW1887676.UP.FTS.B, 31.23%, 10/20/26 . 2,695 408
FW1886674.UP.FTS.B, 31.35%, 10/20/26 . 4,247 4,224
FW1888130.UP.FTS.B, 31.35%, 10/20/26 . 1,173 1,166
FW1887695.UP.FTS.B, 31.4%, 10/20/26 .. 6,946 6,909
FW1887414.UP.FTS.B, 31.43%, 10/20/26 . 8,610 598
FW1887444.UP.FTS.B, 31.55%, 10/20/26 . 1,814 126
FW1886460.UP.FTS.B, 31.71%, 10/20/26 . 3,755 (27)
FW1886614.UP.FTS.B, 31.93%, 10/20/26 . 5,240 5,212
L2049051.UP.FTS.B, 7.06%, 11/15/26 .... 25,256 25,066
L2047884.UP.FTS.B, 7.92%, 11/15/26 .... 13,070 12,968
L2049043.UP.FTS.B, 8.02%, 11/15/26 .... 14,367 14,259
L2048411.UP.FTS.B, 8.56%, 11/15/26 .... 3,376 3,350
L2048206.UP.FTS.B, 8.69%, 11/15/26 .... 932 925
L2047237.UP.FTS.B, 9.32%, 11/15/26 .... 5,946 5,902
FW2046704.UP.FTS.B, 9.53%, 11/15/26 .. 12,752 12,658
L2048415.UP.FTS.B, 9.54%, 11/15/26 .... 13,603 13,502
L2048218.UP.FTS.B, 10.37%, 11/15/26 ... 25,918 25,727
L2047868.UP.FTS.B, 10.51%, 11/15/26 ... 34,135 33,884
L2039266.UP.FTS.B, 10.56%, 11/15/26 ... 3,994 3,953
L2047893.UP.FTS.B, 10.71%, 11/15/26 ... 4,268 4,227
L2041972.UP.FTS.B, 10.92%, 11/15/26 ... 42,734 42,319
L2049374.UP.FTS.B, 10.93%, 11/15/26 ... 2,129 2,114
L2047021.UP.FTS.B, 10.99%, 11/15/26 ... 31,804 31,495
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2047044.UP.FTS.B, 11.1%, 11/15/26 .... $ 12,829 $ 12,704
L2048072.UP.FTS.B, 11.58%, 11/15/26 ... 10,282 10,182
L2047288.UP.FTS.B, 11.81%, 11/15/26 ... 1,115 1,107
L2048116.UP.FTS.B, 12.09%, 11/15/26 ... 1,030 1,020
FW2047068.UP.FTS.B, 12.14%, 11/15/26 . 1,004 993
L2048395.UP.FTS.B, 12.59%, 11/15/26 ... 2,735 2,709
L2048098.UP.FTS.B, 12.76%, 11/15/26 ... 5,163 5,113
L2048156.UP.FTS.B, 13.55%, 11/15/26 ... 5,704 5,358
L2046597.UP.FTS.B, 14.02%, 11/15/26 ... 17,289 17,123
L2048360.UP.FTS.B, 14.07%, 11/15/26 ... 5,182 5,132
L2047243.UP.FTS.B, 14.23%, 11/15/26 ... 15,572 15,423
FW2047393.UP.FTS.B, 14.85%, 11/15/26 . 8,670 8,555
L2048500.UP.FTS.B, 14.96%, 11/15/26 ... 21,763 21,551
FW2049034.UP.FTS.B, 15.15%, 11/15/26 . 5,614 5,539
L2047438.UP.FTS.B, 15.22%, 11/15/26 ... 5,382 1,442
L2049134.UP.FTS.B, 15.26%, 11/15/26 ... 21,591 21,381
L2049297.UP.FTS.B, 15.42%, 11/15/26 ... 1,737 1,721
L2048596.UP.FTS.B, 15.55%, 11/15/26 ... 5,215 5,165
L2048855.UP.FTS.B, 15.99%, 11/15/26 ... 8,426 8,309
FW2048646.UP.FTS.B, 16.12%, 11/15/26 . 6,096 6,016
FW2047282.UP.FTS.B, 16.13%, 11/15/26 . 4,316 4,274
L2048113.UP.FTS.B, 16.14%, 11/15/26 ... 3,832 3,782
FW2048861.UP.FTS.B, 16.4%, 11/15/26 .. 41,281 40,856
L2045526.UP.FTS.B, 16.56%, 11/15/26 ... 17,442 17,166
FW2046700.UP.FTS.B, 16.57%, 11/15/26 . 7,129 6,698
L2049455.UP.FTS.B, 16.62%, 11/15/26 ... 1,363 187
L2048386.UP.FTS.B, 16.67%, 11/15/26 ... 8,921 8,376
L2048877.UP.FTS.B, 16.73%, 11/15/26 ... 8,719 8,604
L2048811.UP.FTS.B, 16.74%, 11/15/26 ... 869 860
L2046948.UP.FTS.B, 17.39%, 11/15/26 ... 13,119 12,947
L2048180.UP.FTS.B, 17.57%, 11/15/26 ... 18,215 2,650
FW2048525.UP.FTS.B, 17.72%, 11/15/26 . 14,096 1,014
FW2049100.UP.FTS.B, 17.84%, 11/15/26 . 1,752 1,729
L2046932.UP.FTS.B, 17.96%, 11/15/26 ... 17,535 17,364
L2048201.UP.FTS.B, 18%, 11/15/26 ..... 22,923 22,689
L2046867.UP.FTS.B, 18.23%, 11/15/26 ... 5,743 5,650
L2046952.UP.FTS.B, 18.41%, 11/15/26 ... 2,639 2,604
FW2049130.UP.FTS.B, 18.42%, 11/15/26 . 28,395 2,065
L2048706.UP.FTS.B, 18.46%, 11/15/26 ... 11,627 3,138
FW2048881.UP.FTS.B, 18.48%, 11/15/26 . 5,793 5,701
L2046949.UP.FTS.B, 18.49%, 11/15/26 ... 10,486 758
L2047775.UP.FTS.B, 18.5%, 11/15/26 .... 4,650 671
L2048349.UP.FTS.B, 19.37%, 11/15/26 ... 6,690 6,584
L2048896.UP.FTS.B, 19.39%, 11/15/26 ... 1,320 1,300
L2049268.UP.FTS.B, 19.7%, 11/15/26 .... 6,168 6,071
L2047722.UP.FTS.B, 19.71%, 11/15/26 ... 8,688 8,568
L2049153.UP.FTS.B, 19.94%, 11/15/26 ... 8,819 8,747
L2048679.UP.FTS.B, 20.38%, 11/15/26 ... 4,815 350
L2048873.UP.FTS.B, 20.43%, 11/15/26 ... 4,240 4,184
FW2049180.UP.FTS.B, 20.6%, 11/15/26 .. 26,354 26,129
L2047238.UP.FTS.B, 20.7%, 11/15/26 .... 8,842 8,702
L2048946.UP.FTS.B, 20.7%, 11/15/26 .... 14,244 14,015
FW2047226.UP.FTS.B, 20.73%, 11/15/26 . 4,420 4,350
L2047279.UP.FTS.B, 20.87%, 11/15/26 ... 7,960 7,895
FW2048990.UP.FTS.B, 20.89%, 11/15/26 . 2,742 2,699
L2049423.UP.FTS.B, 21.02%, 11/15/26 ... 7,025 6,964
L2047474.UP.FTS.B, 21.16%, 11/15/26 ... 10,687 10,590
L2046907.UP.FTS.B, 21.17%, 11/15/26 ... 3,189 3,137

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2047067.UP.FTS.B, 21.22%, 11/15/26 ... $ 20,523 $ 20,251
L2046992.UP.FTS.B, 21.33%, 11/15/26 ... 5,980 5,879
L2048370.UP.FTS.B, 21.39%, 11/15/26 ... 17,718 17,437
L2046780.UP.FTS.B, 21.44%, 11/15/26 ... 4,655 4,580
L2048606.UP.FTS.B, 21.48%, 11/15/26 ... 8,991 8,505
FW2047914.UP.FTS.B, 21.49%, 11/15/26 . 22,153 21,802
L2047175.UP.FTS.B, 21.59%, 11/15/26 ... 1,064 1,054
L2047629.UP.FTS.B, 21.75%, 11/15/26 ... 1,330 1,309
L2047532.UP.FTS.B, 21.84%, 11/15/26 ... 4,436 4,399
L2047358.UP.FTS.B, 21.89%, 11/15/26 ... 4,436 4,400
L2047197.UP.FTS.B, 21.93%, 11/15/26 ... 9,672 9,519
FW2047187.UP.FTS.B, 22.1%, 11/15/26 .. 14,204 14,088
FW2047897.UP.FTS.B, 22.1%, 11/15/26 .. 1,776 1,761
L2047144.UP.FTS.B, 22.18%, 11/15/26 ... 15,541 15,414
L2023190.UP.FTS.B, 22.35%, 11/15/26 ... 28,533 28,068
FW2049063.UP.FTS.B, 22.49%, 11/15/26 . 24,888 24,494
L2048823.UP.FTS.B, 22.5%, 11/15/26 .... 9,749 9,669
L2047130.UP.FTS.B, 22.56%, 11/15/26 ... 12,470 902
FW2047777.UP.FTS.B, 22.57%, 11/15/26 . 3,023 2,998
FW2049433.UP.FTS.B, 22.79%, 11/15/26 . 5,153 269
L2047210.UP.FTS.B, 23.31%, 11/15/26 ... 8,019 7,953
L2047211.UP.FTS.B, 23.39%, 11/15/26 ... 5,723 5,671
L2047678.UP.FTS.B, 23.49%, 11/15/26 ... 4,012 3,979
L2041607.UP.FTS.B, 23.52%, 11/15/26 ... 4,861 351
L2048190.UP.FTS.B, 23.66%, 11/15/26 ... 11,595 11,500
L2048627.UP.FTS.B, 23.71%, 11/15/26 ... 4,520 4,477
FW2047866.UP.FTS.B, 23.86%, 11/15/26 . 4,901 4,837
L2046912.UP.FTS.B, 23.87%, 11/15/26 ... 2,856 2,833
FW2049383.UP.FTS.B, 23.93%, 11/15/26 . 5,802 5,755
FW2047813.UP.FTS.B, 24.09%, 11/15/26 . 2,322 2,303
L2048336.UP.FTS.B, 24.12%, 11/15/26 ... 3,673 3,476
FW2049072.UP.FTS.B, 24.18%, 11/15/26 . 1,772 1,757
L2049272.UP.FTS.B, 24.23%, 11/15/26 ... 1,324 1,303
FW2047542.UP.FTS.B, 24.24%, 11/15/26 . 8,860 8,783
FW2034466.UP.FTS.B, 24.37%, 11/15/26 . 2,503 2,482
L2047240.UP.FTS.B, 24.44%, 11/15/26 ... 7,515 7,448
L2047586.UP.FTS.B, 24.7%, 11/15/26 .... 2,058 2,041
L2019591.UP.FTS.B, 24.92%, 11/15/26 ... 8,421 1,236
L2046957.UP.FTS.B, 25.14%, 11/15/26 ... 8,791 1,306
L2047926.UP.FTS.B, 25.21%, 11/15/26 ... 12,313 12,209
L2047674.UP.FTS.B, 25.3%, 11/15/26 .... 3,585 3,555
L2048918.UP.FTS.B, 25.37%, 11/15/26 ... 3,670 3,639
L2048978.UP.FTS.B, 25.37%, 11/15/26 ... 8,963 8,890
L2049419.UP.FTS.B, 25.38%, 11/15/26 ... 1,116 1,105
L2040394.UP.FTS.B, 25.47%, 11/15/26 ... 2,344 2,323
L2048909.UP.FTS.B, 25.5%, 11/15/26 .... 2,331 2,312
L2049148.UP.FTS.B, 25.5%, 11/15/26 .... 2,062 2,045
L2043947.UP.FTS.B, 25.57%, 11/15/26 ... 2,152 2,135
L2048194.UP.FTS.B, 25.64%, 11/15/26 ... 3,761 1,089
FW2049037.UP.FTS.B, 25.72%, 11/15/26 . 4,532 4,492
FW2049484.UP.FTS.B, 25.73%, 11/15/26 . 9,363 1,395
FW2046927.UP.FTS.B, 25.78%, 11/15/26 . 6,730 6,675
FW2047316.UP.FTS.B, 25.83%, 11/15/26 . 4,023 1,176
FW2027220.UP.FTS.B, 25.94%, 11/15/26 . 1,526 1,514
FW2047100.UP.FTS.B, 26.77%, 11/15/26 . 2,700 2,677
FW2049190.UP.FTS.B, 26.92%, 11/15/26 . 3,121 3,094
FW2045584.UP.FTS.B, 27.07%, 11/15/26 . 5,854 5,806
FW2047533.UP.FTS.B, 27.2%, 11/15/26 .. 2,789 413
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2046574.UP.FTS.B, 27.41%, 11/15/26 . $ 1,003 $ 950
FW2048209.UP.FTS.B, 27.57%, 11/15/26 . 4,789 341
FW2046988.UP.FTS.B, 27.85%, 11/15/26 . 7,348 6,956
FW2048599.UP.FTS.B, 28.16%, 11/15/26 . 867 859
FW2048745.UP.FTS.B, 28.25%, 11/15/26 . 1,224 1,170
FW2048754.UP.FTS.B, 28.46%, 11/15/26 . 14,384 1,011
FW2048015.UP.FTS.B, 28.64%, 11/15/26 . 9,010 8,862
FW2047988.UP.FTS.B, 29.5%, 11/15/26 .. 7,570 7,505
FW2048743.UP.FTS.B, 29.66%, 11/15/26 . 9,074 9,000
FW2014368.UP.FTS.B, 29.7%, 11/15/26 .. 4,534 4,497
FW2047661.UP.FTS.B, 29.89%, 11/15/26 . 4,586 4,345
FW2047676.UP.FTS.B, 29.96%, 11/15/26 . 23,270 22,028
FW2048362.UP.FTS.B, 30.1%, 11/15/26 .. 845 831
FW2048202.UP.FTS.B, 30.45%, 11/15/26 . 1,103 1,044
FW2046664.UP.FTS.B, 30.63%, 11/15/26 . 4,750 336
FW2046687.UP.FTS.B, 30.69%, 11/15/26 . 2,500 177
FW2047468.UP.FTS.B, 30.8%, 11/15/26 .. 2,017 1,989
FW2049349.UP.FTS.B, 30.81%, 11/15/26 . 1,455 1,443
FW2025322.UP.FTS.B, 30.89%, 11/15/26 . 3,639 3,609
FW2045384.UP.FTS.B, 31.05%, 11/15/26 . 1,220 1,199
FW2046973.UP.FTS.B, 31.05%, 11/15/26 . 3,170 3,142
FW2049409.UP.FTS.B, 31.09%, 11/15/26 . 9,531 235
FW2047660.UP.FTS.B, 31.1%, 11/15/26 .. 2,363 2,343
FW2047739.UP.FTS.B, 31.1%, 11/15/26 .. 7,645 7,582
FW1979816.UP.FTS.B, 31.12%, 11/15/26 . 2,560 2,537
FW2046950.UP.FTS.B, 31.12%, 11/15/26 . 6,826 6,770
FW2048800.UP.FTS.B, 31.12%, 11/15/26 . 2,846 2,694
FW2048749.UP.FTS.B, 31.13%, 11/15/26 . 2,355 2,335
FW2048391.UP.FTS.B, 31.16%, 11/15/26 . 2,061 304
FW2047749.UP.FTS.B, 31.18%, 11/15/26 . 6,347 448
FW2047818.UP.FTS.B, 31.21%, 11/15/26 . 2,916 2,888
FW2047594.UP.FTS.B, 31.24%, 11/15/26 . 1,548 1,535
FW2044634.UP.FTS.B, 31.42%, 11/15/26 . 3,279 3,252
FW2049085.UP.FTS.B, 31.63%, 11/15/26 . 9,405 663
FW2048610.UP.FTS.B, 31.92%, 11/15/26 . 5,928 5,879
FW2047371.UP.FTS.B, 32.56%, 11/15/26 . 20,273 (84)
FW2096102.UP.FTS.B, 7.51%, 11/22/26 .. 7,169 7,121
L2094161.UP.FTS.B, 9.77%, 11/22/26 .... 17,019 16,907
L2094728.UP.FTS.B, 10%, 11/22/26 ..... 3,407 3,378
L2096355.UP.FTS.B, 11.72%, 11/22/26 ... 8,573 8,501
L2094764.UP.FTS.B, 11.93%, 11/22/26 ... 2,574 2,552
FW2094906.UP.FTS.B, 12.24%, 11/22/26 . 2,319 2,300
FW2083090.UP.FTS.B, 12.64%, 11/22/26 . 837 829
L2094888.UP.FTS.B, 12.99%, 11/22/26 ... 1,292 1,281
L2095193.UP.FTS.B, 13.04%, 11/22/26 ... 6,025 5,974
FW2094840.UP.FTS.B, 13.13%, 11/22/26 . 21,165 20,970
L2094418.UP.FTS.B, 13.53%, 11/22/26 ... 4,311 4,275
L2095349.UP.FTS.B, 13.57%, 11/22/26 ... 3,625 3,595
L2096451.UP.FTS.B, 13.69%, 11/22/26 ... 950 942
FW2094706.UP.FTS.B, 14.02%, 11/22/26 . 14,898 2,079
L2096519.UP.FTS.B, 14.25%, 11/22/26 ... 9,171 9,096
FW2094373.UP.FTS.B, 14.38%, 11/22/26 . 9,088 9,014
L2092869.UP.FTS.B, 15.96%, 11/22/26 ... 10,444 10,359
L2094766.UP.FTS.B, 16.38%, 11/22/26 ... 3,487 3,448
FW2096834.UP.FTS.B, 16.52%, 11/22/26 . 2,616 2,587
L2094403.UP.FTS.B, 16.85%, 11/22/26 ... 6,085 6,016
FW2095326.UP.FTS.B, 16.9%, 11/22/26 .. 4,366 4,317
L2096975.UP.FTS.B, 17%, 11/22/26 ..... 22,743 3,305

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2095314.UP.FTS.B, 17.06%, 11/22/26 ... $ 21,841 $ 21,598
L2096303.UP.FTS.B, 17.14%, 11/22/26 ... 6,992 6,935
L2095105.UP.FTS.B, 17.31%, 11/22/26 ... 18,759 17,654
FW2094890.UP.FTS.B, 17.34%, 11/22/26 . 13,116 12,971
FW2096040.UP.FTS.B, 17.38%, 11/22/26 . 922 30
FW2094328.UP.FTS.B, 17.48%, 11/22/26 . 8,682 8,563
FW2096292.UP.FTS.B, 18.39%, 11/22/26 . 7,546 7,445
L2094851.UP.FTS.B, 18.61%, 11/22/26 ... 40,341 39,894
FW2096255.UP.FTS.B, 18.65%, 11/22/26 . 23,392 1,687
FW2096280.UP.FTS.B, 19.26%, 11/22/26 . 8,756 8,707
L2096899.UP.FTS.B, 19.33%, 11/22/26 ... 14,082 13,894
L2096144.UP.FTS.B, 19.54%, 11/22/26 ... 13,166 12,988
L2095820.UP.FTS.B, 19.69%, 11/22/26 ... 9,654 9,523
L2093917.UP.FTS.B, 19.94%, 11/22/26 ... 10,582 10,441
FW2096158.UP.FTS.B, 19.95%, 11/22/26 . 4,410 4,351
FW2094159.UP.FTS.B, 20.44%, 11/22/26 . 8,303 8,192
L2094528.UP.FTS.B, 21.15%, 11/22/26 ... 6,806 6,408
FW2096571.UP.FTS.B, 21.28%, 11/22/26 . 2,657 2,643
L2088829.UP.FTS.B, 21.32%, 11/22/26 ... 8,857 8,739
L2095646.UP.FTS.B, 21.32%, 11/22/26 ... 1,322 1,308
FW2095024.UP.FTS.B, 21.71%, 11/22/26 . 1,020 156
L2096760.UP.FTS.B, 21.84%, 11/22/26 ... 9,758 9,707
L2096857.UP.FTS.B, 21.9%, 11/22/26 .... 31,722 29,853
FW2095752.UP.FTS.B, 22.05%, 11/22/26 . 13,759 13,576
L2094894.UP.FTS.B, 22.2%, 11/22/26 .... 1,308 1,291
FW2094746.UP.FTS.B, 22.41%, 11/22/26 . 13,192 13,097
L2096134.UP.FTS.B, 22.43%, 11/22/26 ... 5,777 5,700
L2096905.UP.FTS.B, 22.44%, 11/22/26 ... 22,233 21,925
L2094154.UP.FTS.B, 22.63%, 11/22/26 ... 28,182 4,331
L2096800.UP.FTS.B, 22.67%, 11/22/26 ... 17,831 17,719
FW2095579.UP.FTS.B, 22.78%, 11/22/26 . 22,240 21,998
FW2095395.UP.FTS.B, 22.89%, 11/22/26 . 1,610 1,514
L2093911.UP.FTS.B, 23.08%, 11/22/26 ... 1,810 130
FW2096115.UP.FTS.B, 23.24%, 11/22/26 . 2,851 2,836
FW2095271.UP.FTS.B, 23.29%, 11/22/26 . 15,951 15,144
FW2024402.UP.FTS.B, 24.5%, 11/22/26 .. 10,729 10,674
L2096773.UP.FTS.B, 24.83%, 11/22/26 ... 2,678 2,663
L2094789.UP.FTS.B, 24.85%, 11/22/26 ... 17,857 17,764
L2085074.UP.FTS.B, 25.06%, 11/22/26 ... 985 980
L2094507.UP.FTS.B, 25.13%, 11/22/26 ... 1,178 1,109
FW2094132.UP.FTS.B, 25.16%, 11/22/26 . 5,730 410
L2094312.UP.FTS.B, 25.16%, 11/22/26 ... 27,052 26,913
L2096046.UP.FTS.B, 25.18%, 11/22/26 ... 877 847
L2094838.UP.FTS.B, 25.25%, 11/22/26 ... 3,763 3,744
L2096356.UP.FTS.B, 25.27%, 11/22/26 ... 896 891
L2093956.UP.FTS.B, 25.33%, 11/22/26 ... 3,048 3,032
L2096178.UP.FTS.B, 25.35%, 11/22/26 ... 15,902 15,805
L2096755.UP.FTS.B, 25.38%, 11/22/26 ... 13,259 12,595
L2094459.UP.FTS.B, 25.39%, 11/22/26 ... 1,345 1,338
L2095545.UP.FTS.B, 25.48%, 11/22/26 ... 2,363 675
L2095154.UP.FTS.B, 25.65%, 11/22/26 ... 3,725 22
L2094965.UP.FTS.B, 25.66%, 11/22/26 ... 3,667 3,647
FW2095277.UP.FTS.B, 25.75%, 11/22/26 . 13,459 13,391
FW2094367.UP.FTS.B, 25.82%, 11/22/26 . 4,488 4,465
L2094270.UP.FTS.B, 25.87%, 11/22/26 ... 2,872 2,858
FW2094830.UP.FTS.B, 26.46%, 11/22/26 . 1,838 541
FW2096631.UP.FTS.B, 26.76%, 11/22/26 . 3,599 3,581
FW2095637.UP.FTS.B, 26.8%, 11/22/26 .. 3,532 3,511
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2095720.UP.FTS.B, 27.1%, 11/22/26 .. $ 9,133 $ 2,702
FW2094585.UP.FTS.B, 27.16%, 11/22/26 . 4,614 4,380
FW2094718.UP.FTS.B, 27.18%, 11/22/26 . 9,008 8,962
FW2073665.UP.FTS.B, 27.21%, 11/22/26 . 3,605 3,586
L2096054.UP.FTS.B, 27.38%, 11/22/26 ... 2,974 2,959
L2096384.UP.FTS.B, 27.83%, 11/22/26 ... 8,302 8,260
FW2095268.UP.FTS.B, 28.13%, 11/22/26 . 4,516 4,493
FW2095190.UP.FTS.B, 28.27%, 11/22/26 . 2,821 2,802
FW2096342.UP.FTS.B, 28.48%, 11/22/26 . 4,520 4,497
FW2094419.UP.FTS.B, 28.57%, 11/22/26 . 904 900
FW2094402.UP.FTS.B, 28.65%, 11/22/26 . 3,170 944
FW2095378.UP.FTS.B, 29.05%, 11/22/26 . 8,320 7,907
FW2096376.UP.FTS.B, 29.09%, 11/22/26 . 5,054 5,028
FW2095953.UP.FTS.B, 29.33%, 11/22/26 . 4,532 4,503
FW2096022.UP.FTS.B, 29.48%, 11/22/26 . 13,876 13,186
FW2094320.UP.FTS.B, 29.51%, 11/22/26 . 15,130 15,035
FW2088883.UP.FTS.B, 29.82%, 11/22/26 . 1,904 133
FW2094834.UP.FTS.B, 29.86%, 11/22/26 . 4,536 4,514
FW2096177.UP.FTS.B, 29.94%, 11/22/26 . 5,663 2
FW2071752.UP.FTS.B, 30.07%, 11/22/26 . 5,157 4,898
FW2095758.UP.FTS.B, 30.37%, 11/22/26 . 10,755 10,690
FW2094704.UP.FTS.B, 30.41%, 11/22/26 . 1,455 1,447
FW2095770.UP.FTS.B, 30.45%, 11/22/26 . 10,570 3,137
FW2094263.UP.FTS.B, 30.68%, 11/22/26 . 3,487 3,463
FW2096286.UP.FTS.B, 30.75%, 11/22/26 . 2,892 2,877
FW2096279.UP.FTS.B, 30.8%, 11/22/26 .. 1,091 1,086
FW2096578.UP.FTS.B, 30.87%, 11/22/26 . 2,390 2,374
FW2096310.UP.FTS.B, 31%, 11/22/26 ... 2,836 2,807
FW2083347.UP.FTS.B, 31.08%, 11/22/26 . 10,982 10,920
FW2094909.UP.FTS.B, 31.13%, 11/22/26 . 8,497 8,073
FW2093970.UP.FTS.B, 31.15%, 11/22/26 . 2,228 670
FW2094919.UP.FTS.B, 31.15%, 11/22/26 . 3,342 993
FW2094058.UP.FTS.B, 31.18%, 11/22/26 . 1,447 1,440
FW2095701.UP.FTS.B, 31.2%, 11/22/26 .. 1,001 996
FW2094521.UP.FTS.B, 31.21%, 11/22/26 . 2,690 187
FW2094660.UP.FTS.B, 31.22%, 11/22/26 . 9,863 9,809
FW2095096.UP.FTS.B, 31.32%, 11/22/26 . 3,373 3,204
FW2096663.UP.FTS.B, 31.48%, 11/22/26 . 4,555 4,532
FW2096531.UP.FTS.B, 31.54%, 11/22/26 . 4,982 781
FW2089645.UP.FTS.B, 31.75%, 11/22/26 . 8,660 8,617
FW2096662.UP.FTS.B, 31.94%, 11/22/26 . 10,305 10,254
FW2295931.UP.FTS.B, 5.9%, 12/21/26 ... 12,796 12,734
FW2293082.UP.FTS.B, 6.16%, 12/21/26 .. 3,986 3,967
FW2293764.UP.FTS.B, 6.23%, 12/21/26 .. 18,789 18,698
L2296513.UP.FTS.B, 7.11%, 12/21/26 .... 3,217 3,201
FW2293501.UP.FTS.B, 7.39%, 12/21/26 .. 6,347 6,304
FW2293852.UP.FTS.B, 7.5%, 12/21/26 ... 22,741 22,587
L2292686.UP.FTS.B, 7.74%, 12/21/26 .... 2,577 2,559
L2295874.UP.FTS.B, 7.93%, 12/21/26 .... 6,250 6,208
L2293167.UP.FTS.B, 8.19%, 12/21/26 .... 6,882 6,836
L2295697.UP.FTS.B, 8.34%, 12/21/26 .... 1,033 1,026
FW2294735.UP.FTS.B, 8.57%, 12/21/26 .. 3,430 3,407
L2295880.UP.FTS.B, 8.72%, 12/21/26 .... 2,586 2,568
L2288895.UP.FTS.B, 8.82%, 12/21/26 .... 2,914 2,740
L2295428.UP.FTS.B, 9.02%, 12/21/26 .... 17,257 17,142
L2295310.UP.FTS.B, 9.3%, 12/21/26 .... 6,910 6,864
L2296054.UP.FTS.B, 9.4%, 12/21/26 .... 8,295 8,239
FW2294010.UP.FTS.B, 9.53%, 12/21/26 .. 12,966 12,880

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2294640.UP.FTS.B, 9.73%, 12/21/26 .... $ 2,855 $ 2,830
L2293293.UP.FTS.B, 10.2%, 12/21/26 .... 13,024 12,938
FW2292661.UP.FTS.B, 10.72%, 12/21/26 . 13,359 12,563
L2295873.UP.FTS.B, 11.31%, 12/21/26 ... 26,093 25,923
FW2293338.UP.FTS.B, 11.67%, 12/21/26 . 15,675 15,539
FW2295605.UP.FTS.B, 11.71%, 12/21/26 . 4,450 4,185
FW2294642.UP.FTS.B, 11.72%, 12/21/26 . 5,226 5,181
L2294383.UP.FTS.B, 12.3%, 12/21/26 .... 5,234 5,189
L2294345.UP.FTS.B, 12.41%, 12/21/26 ... 7,433 7,367
L2292250.UP.FTS.B, 12.42%, 12/21/26 ... 10,061 9,973
L2293790.UP.FTS.B, 12.43%, 12/21/26 ... 4,365 4,328
L2288385.UP.FTS.B, 12.86%, 12/21/26 ... 4,372 4,334
L2295080.UP.FTS.B, 13.33%, 12/21/26 ... 6,568 6,511
L2294220.UP.FTS.B, 13.69%, 12/21/26 ... 5,260 5,215
L2294373.UP.FTS.B, 13.7%, 12/21/26 .... 4,647 4,607
L2294790.UP.FTS.B, 13.78%, 12/21/26 ... 5,701 5,650
FW2294402.UP.FTS.B, 13.84%, 12/21/26 . 15,350 15,218
FW2293544.UP.FTS.B, 14.04%, 12/21/26 . 4,299 311
L2294148.UP.FTS.B, 14.17%, 12/21/26 ... 5,152 370
L2296399.UP.FTS.B, 14.35%, 12/21/26 ... 8,786 8,711
L2295213.UP.FTS.B, 14.68%, 12/21/26 ... 4,399 4,360
L2258143.UP.FTS.B, 14.69%, 12/21/26 ... 18,470 18,313
L2295702.UP.FTS.B, 14.73%, 12/21/26 ... 3,519 3,489
L2296190.UP.FTS.B, 15.78%, 12/21/26 ... 23,571 1,685
FW2293923.UP.FTS.B, 16.04%, 12/21/26 . 4,241 4,187
L2295643.UP.FTS.B, 16.65%, 12/21/26 ... 1,441 1,425
L2294540.UP.FTS.B, 16.91%, 12/21/26 ... 4,429 4,377
L2295861.UP.FTS.B, 17.13%, 12/21/26 ... 4,781 349
L2293185.UP.FTS.B, 17.25%, 12/21/26 ... 13,547 12,737
FW2293821.UP.FTS.B, 17.3%, 12/21/26 .. 1,529 1,515
L2296049.UP.FTS.B, 17.33%, 12/21/26 ... 4,434 4,382
FW2293524.UP.FTS.B, 17.65%, 12/21/26 . 26,631 26,319
L2293602.UP.FTS.B, 17.68%, 12/21/26 ... 9,318 9,209
L2293520.UP.FTS.B, 17.78%, 12/21/26 ... 4,440 4,377
L2295430.UP.FTS.B, 18.6%, 12/21/26 .... 13,019 12,829
L2293291.UP.FTS.B, 18.66%, 12/21/26 ... 2,313 2,286
L2295608.UP.FTS.B, 18.98%, 12/21/26 ... 8,910 8,783
FW2293617.UP.FTS.B, 19.06%, 12/21/26 . 6,240 6,167
FW2294886.UP.FTS.B, 19.07%, 12/21/26 . 1,780 1,759
L2295776.UP.FTS.B, 19.35%, 12/21/26 ... 1,338 1,323
FW2293806.UP.FTS.B, 19.41%, 12/21/26 . 7,104 7,020
L2294559.UP.FTS.B, 19.51%, 12/21/26 ... 6,636 481
L2296294.UP.FTS.B, 19.65%, 12/21/26 ... 1,474 1,450
FW2289691.UP.FTS.B, 20.05%, 12/21/26 . 4,470 4,441
L2293347.UP.FTS.B, 20.07%, 12/21/26 ... 26,822 26,442
L2293707.UP.FTS.B, 21.03%, 12/21/26 ... 6,724 6,629
L2295159.UP.FTS.B, 21.2%, 12/21/26 .... 2,960 2,941
L2294842.UP.FTS.B, 21.22%, 12/21/26 ... 4,485 4,456
L2259929.UP.FTS.B, 21.46%, 12/21/26 ... 6,654 475
L2296434.UP.FTS.B, 21.52%, 12/21/26 ... 2,244 2,213
L2293516.UP.FTS.B, 21.61%, 12/21/26 ... 1,468 1,455
L2294636.UP.FTS.B, 21.75%, 12/21/26 ... 29,213 28,799
FW2292759.UP.FTS.B, 21.98%, 12/21/26 . 22,926 22,660
FW2296031.UP.FTS.B, 22.11%, 12/21/26 . 4,046 4,020
L2295422.UP.FTS.B, 22.2%, 12/21/26 .... 3,238 3,217
L2296037.UP.FTS.B, 22.38%, 12/21/26 ... 4,453 4,420
L2294550.UP.FTS.B, 22.46%, 12/21/26 ... 4,724 722
L2286942.UP.FTS.B, 22.51%, 12/21/26 ... 2,047 2,032
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2293386.UP.FTS.B, 22.55%, 12/21/26 ... $ 7,203 $ 7,156
L2294387.UP.FTS.B, 22.74%, 12/21/26 ... 3,603 3,580
L2294767.UP.FTS.B, 23.15%, 12/21/26 ... 2,345 2,327
FW2296289.UP.FTS.B, 23.69%, 12/21/26 . 7,464 7,081
L2296095.UP.FTS.B, 23.73%, 12/21/26 ... 8,966 8,904
FW2295460.UP.FTS.B, 23.88%, 12/21/26 . 24,721 23,257
L2295502.UP.FTS.B, 23.94%, 12/21/26 ... 8,856 8,798
FW2289917.UP.FTS.B, 24.12%, 12/21/26 . 4,314 4,266
L2295515.UP.FTS.B, 24.19%, 12/21/26 ... 13,565 13,476
L2295990.UP.FTS.B, 24.34%, 12/21/26 ... 3,935 3,906
L2293012.UP.FTS.B, 24.54%, 12/21/26 ... 2,715 2,677
L2293989.UP.FTS.B, 24.69%, 12/21/26 ... 2,716 2,699
L2294601.UP.FTS.B, 24.7%, 12/21/26 .... 45,274 44,980
FW2296310.UP.FTS.B, 24.81%, 12/21/26 . 2,718 2,698
L2288373.UP.FTS.B, 24.94%, 12/21/26 ... 936 143
L2296094.UP.FTS.B, 25.1%, 12/21/26 .... 2,550 745
FW2295879.UP.FTS.B, 25.12%, 12/21/26 . 19,934 19,805
L2296142.UP.FTS.B, 25.12%, 12/21/26 ... 997 991
L2293653.UP.FTS.B, 25.22%, 12/21/26 ... 1,592 242
L2246443.UP.FTS.B, 25.23%, 12/21/26 ... 1,017 965
L2295296.UP.FTS.B, 25.25%, 12/21/26 ... 1,205 353
L2295322.UP.FTS.B, 25.28%, 12/21/26 ... 3,936 3,907
L2295069.UP.FTS.B, 25.39%, 12/21/26 ... 1,962 1,948
L2294834.UP.FTS.B, 25.4%, 12/21/26 .... 953 936
L2293969.UP.FTS.B, 25.41%, 12/21/26 ... 12,110 11,490
L2296171.UP.FTS.B, 25.41%, 12/21/26 ... 2,087 2,073
L2296117.UP.FTS.B, 25.43%, 12/21/26 ... 1,499 228
L2294392.UP.FTS.B, 25.44%, 12/21/26 ... 17,711 16,794
L2295431.UP.FTS.B, 25.44%, 12/21/26 ... 11,706 11,542
L2287500.UP.FTS.B, 25.45%, 12/21/26 ... 5,881 5,842
L2292073.UP.FTS.B, 25.46%, 12/21/26 ... 2,722 2,704
L2296002.UP.FTS.B, 25.46%, 12/21/26 ... 1,514 20
L2296315.UP.FTS.B, 25.46%, 12/21/26 ... 4,507 4,476
L2295630.UP.FTS.B, 25.47%, 12/21/26 ... 6,283 5,961
L2293509.UP.FTS.B, 25.48%, 12/21/26 ... 1,901 1,889
L2293438.UP.FTS.B, 25.49%, 12/21/26 ... 5,966 5,657
L2293794.UP.FTS.B, 25.5%, 12/21/26 .... 2,087 2,073
L2295101.UP.FTS.B, 25.65%, 12/21/26 ... 2,450 2,430
L2293224.UP.FTS.B, 25.74%, 12/21/26 ... 1,635 1,624
FW2294336.UP.FTS.B, 25.77%, 12/21/26 . 4,135 4,105
FW2295890.UP.FTS.B, 25.77%, 12/21/26 . 8,717 8,660
L2295704.UP.FTS.B, 25.79%, 12/21/26 ... 5,308 380
FW2293250.UP.FTS.B, 26.48%, 12/21/26 . 1,841 1,746
FW2296139.UP.FTS.B, 26.64%, 12/21/26 . 6,547 996
FW2295132.UP.FTS.B, 26.71%, 12/21/26 . 32,221 32,013
FW2293665.UP.FTS.B, 26.78%, 12/21/26 . 14,639 14,531
L2289495.UP.FTS.B, 27.03%, 12/21/26 ... 4,737 4,671
FW2293337.UP.FTS.B, 27.46%, 12/21/26 . 4,609 4,371
FW2296329.UP.FTS.B, 27.9%, 12/21/26 .. 3,338 3,314
FW2294323.UP.FTS.B, 28.23%, 12/21/26 . 1,882 287
FW2294584.UP.FTS.B, 28.34%, 12/21/26 . 5,092 4,832
FW2294924.UP.FTS.B, 28.38%, 12/21/26 . 5,301 5,266
L2296578.UP.FTS.B, 28.56%, 12/21/26 ... 4,480 4,451
FW2294602.UP.FTS.B, 28.58%, 12/21/26 . 2,940 206
FW2294247.UP.FTS.B, 28.6%, 12/21/26 .. 5,696 5,403
FW2296510.UP.FTS.B, 28.63%, 12/21/26 . 6,128 6,088
FW2293608.UP.FTS.B, 28.99%, 12/21/26 . 9,401 658
FW2295693.UP.FTS.B, 29.44%, 12/21/26 . 2,191 2,169

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2292307.UP.FTS.B, 29.55%, 12/21/26 . $ 13,564 $ 13,477
FW2294300.UP.FTS.B, 29.67%, 12/21/26 . 4,584 4,555
FW2296196.UP.FTS.B, 29.85%, 12/21/26 . 1,004 998
FW2293867.UP.FTS.B, 30.1%, 12/21/26 .. 9,381 8,900
FW2295194.UP.FTS.B, 30.14%, 12/21/26 . 33,779 33,432
FW2293261.UP.FTS.B, 30.26%, 12/21/26 . 1,010 1,003
FW2295412.UP.FTS.B, 30.28%, 12/21/26 . 17,313 5,169
FW2295743.UP.FTS.B, 30.31%, 12/21/26 . 7,675 42
FW2294598.UP.FTS.B, 30.58%, 12/21/26 . 2,940 2,921
FW2295156.UP.FTS.B, 30.61%, 12/21/26 . 1,939 1,925
FW2295730.UP.FTS.B, 30.86%, 12/21/26 . 726 715
FW2296110.UP.FTS.B, 30.89%, 12/21/26 . 1,022 969
FW2296255.UP.FTS.B, 30.89%, 12/21/26 . 1,275 1,235
FW2294105.UP.FTS.B, 30.94%, 12/21/26 . 11,989 11,910
FW2295248.UP.FTS.B, 30.94%, 12/21/26 . 3,494 3,471
FW2294618.UP.FTS.B, 30.98%, 12/21/26 . 1,050 (4)
FW2295082.UP.FTS.B, 31.01%, 12/21/26 . 930 882
FW2293727.UP.FTS.B, 31.05%, 12/21/26 . 1,379 1,371
FW2295721.UP.FTS.B, 31.1%, 12/21/26 .. 1,839 1,828
FW2293310.UP.FTS.B, 31.11%, 12/21/26 . 1,656 1,645
FW2294827.UP.FTS.B, 31.11%, 12/21/26 . 1,809 1,796
FW2292845.UP.FTS.B, 31.12%, 12/21/26 . 2,601 2,468
FW2293069.UP.FTS.B, 31.16%, 12/21/26 . 1,732 1,720
FW2293588.UP.FTS.B, 31.17%, 12/21/26 . 920 913
FW2295496.UP.FTS.B, 31.18%, 12/21/26 . 2,484 2,468
FW2296051.UP.FTS.B, 31.18%, 12/21/26 . 1,138 1,080
FW2294223.UP.FTS.B, 31.19%, 12/21/26 . 22,263 22,120
FW2292945.UP.FTS.B, 31.23%, 12/21/26 . 2,393 2,376
FW2293724.UP.FTS.B, 31.23%, 12/21/26 . 3,487 3,309
FW2293434.UP.FTS.B, 31.29%, 12/21/26 . 1,627 (5)
FW2293684.UP.FTS.B, 31.29%, 12/21/26 . 2,760 2,743
FW2293376.UP.FTS.B, 31.54%, 12/21/26 . 34,801 34,578
FW2295529.UP.FTS.B, 32.21%, 12/21/26 . 6,027 5,985
FW2295899.UP.FTS.B, 32.71%, 12/21/26 . 4,232 4,204
L2298042.UP.FTS.B, 5.42%, 12/22/26 .... 8,515 8,476
FW2296838.UP.FTS.B, 5.56%, 12/22/26 .. 10,224 10,177
L2300162.UP.FTS.B, 5.78%, 12/22/26 .... 1,279 1,273
L2298149.UP.FTS.B, 5.81%, 12/22/26 .... 40,081 39,899
L2294153.UP.FTS.B, 5.94%, 12/22/26 .... 23,463 23,355
L2298867.UP.FTS.B, 6.47%, 12/22/26 .... 12,396 12,341
L2298677.UP.FTS.B, 6.71%, 12/22/26 .... 2,990 2,976
FW2298647.UP.FTS.B, 6.85%, 12/22/26 .. 42,803 42,612
L2296512.UP.FTS.B, 6.86%, 12/22/26 .... 25,684 25,570
FW2299026.UP.FTS.B, 7.03%, 12/22/26 .. 4,283 4,256
L2299006.UP.FTS.B, 7.25%, 12/22/26 .... 13,638 13,551
L2298624.UP.FTS.B, 7.52%, 12/22/26 .... 30,024 29,833
L2298796.UP.FTS.B, 7.68%, 12/22/26 .... 1,757 1,652
L2298372.UP.FTS.B, 7.96%, 12/22/26 .... 18,493 18,375
L2300059.UP.FTS.B, 7.96%, 12/22/26 .... 4,373 4,113
L2275604.UP.FTS.B, 8%, 12/22/26 ...... 8,597 8,543
L2298268.UP.FTS.B, 8.16%, 12/22/26 .... 18,060 2,437
FW2297741.UP.FTS.B, 8.43%, 12/22/26 .. 5,166 5,134
L2296751.UP.FTS.B, 9.09%, 12/22/26 .... 5,178 5,147
L2299887.UP.FTS.B, 9.18%, 12/22/26 .... 8,634 8,580
L2297168.UP.FTS.B, 9.21%, 12/22/26 .... 4,316 4,289
FW2300319.UP.FTS.B, 9.33%, 12/22/26 .. 3,628 3,606
L2275171.UP.FTS.B, 9.45%, 12/22/26 .... 2,160 2,147
L2299890.UP.FTS.B, 9.98%, 12/22/26 .... 5,195 5,152
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2299170.UP.FTS.B, 10.02%, 12/22/26 ... $ 6,517 $ 6,131
FW2275119.UP.FTS.B, 10.09%, 12/22/26 . 25,984 25,826
L2261699.UP.FTS.B, 10.41%, 12/22/26 ... 3,468 3,447
FW2298451.UP.FTS.B, 10.42%, 12/22/26 . 10,406 10,319
L2299578.UP.FTS.B, 10.73%, 12/22/26 ... 3,819 3,788
L2296896.UP.FTS.B, 10.8%, 12/22/26 .... 2,605 2,583
L2296884.UP.FTS.B, 10.85%, 12/22/26 ... 8,684 8,612
FW2300491.UP.FTS.B, 11.05%, 12/22/26 . 2,433 2,413
L2300049.UP.FTS.B, 11.22%, 12/22/26 ... 21,738 21,563
L2298066.UP.FTS.B, 11.27%, 12/22/26 ... 5,459 759
L2299084.UP.FTS.B, 11.37%, 12/22/26 ... 6,960 6,904
L2299517.UP.FTS.B, 11.74%, 12/22/26 ... 10,889 10,802
L2299162.UP.FTS.B, 11.99%, 12/22/26 ... 10,406 10,321
L2296860.UP.FTS.B, 12.01%, 12/22/26 ... 15,693 15,601
L2288091.UP.FTS.B, 12.04%, 12/22/26 ... 8,720 8,650
L2296913.UP.FTS.B, 12.48%, 12/22/26 ... 9,257 9,182
L2298756.UP.FTS.B, 12.5%, 12/22/26 .... 43,665 43,319
FW2296819.UP.FTS.B, 12.8%, 12/22/26 .. 874 867
L2297301.UP.FTS.B, 13.19%, 12/22/26 ... 4,354 4,320
L2297394.UP.FTS.B, 13.43%, 12/22/26 ... 3,504 3,476
FW2295002.UP.FTS.B, 13.45%, 12/22/26 . 1,489 1,477
FW2297474.UP.FTS.B, 13.74%, 12/22/26 . 7,048 511
L2299489.UP.FTS.B, 13.74%, 12/22/26 ... 26,306 26,101
L2298273.UP.FTS.B, 13.81%, 12/22/26 ... 23,683 23,493
FW2297621.UP.FTS.B, 13.91%, 12/22/26 . 2,036 2,018
FW2297887.UP.FTS.B, 14.01%, 12/22/26 . 7,900 7,837
L2297583.UP.FTS.B, 14.22%, 12/22/26 ... 16,666 15,683
FW2296544.UP.FTS.B, 14.31%, 12/22/26 . 4,393 4,358
L2297567.UP.FTS.B, 14.38%, 12/22/26 ... 386 382
L2296355.UP.FTS.B, 14.84%, 12/22/26 ... 9,222 1,339
L2296958.UP.FTS.B, 14.87%, 12/22/26 ... 7,711 7,258
L2298646.UP.FTS.B, 14.93%, 12/22/26 ... 31,256 29,416
L2296665.UP.FTS.B, 14.98%, 12/22/26 ... 8,786 8,689
L2272259.UP.FTS.B, 15.03%, 12/22/26 ... 3,507 3,469
L2296608.UP.FTS.B, 15.19%, 12/22/26 ... 14,888 14,774
L2300702.UP.FTS.B, 15.45%, 12/22/26 ... 30,884 29,068
L2298101.UP.FTS.B, 15.46%, 12/22/26 ... 4,288 4,231
FW2298689.UP.FTS.B, 15.52%, 12/22/26 . 15,433 15,266
FW2298989.UP.FTS.B, 15.65%, 12/22/26 . 6,619 6,544
L2300266.UP.FTS.B, 15.81%, 12/22/26 ... 19,154 19,008
L2297545.UP.FTS.B, 16.01%, 12/22/26 ... 3,533 3,506
L2296898.UP.FTS.B, 16.28%, 12/22/26 ... 9,636 9,532
FW2298789.UP.FTS.B, 16.35%, 12/22/26 . 7,152 7,064
FW2297895.UP.FTS.B, 16.41%, 12/22/26 . 2,648 2,619
L2297702.UP.FTS.B, 16.54%, 12/22/26 ... 1,327 1,313
FW2296865.UP.FTS.B, 16.7%, 12/22/26 .. 9,093 2,470
FW2296844.UP.FTS.B, 16.78%, 12/22/26 . 2,199 2,175
FW2297240.UP.FTS.B, 16.99%, 12/22/26 . 18,935 18,792
L2296757.UP.FTS.B, 16.99%, 12/22/26 ... 5,316 5,276
L2299229.UP.FTS.B, 17.12%, 12/22/26 ... 5,281 5,223
FW2242642.UP.FTS.B, 17.23%, 12/22/26 . 6,180 6,113
FW2297226.UP.FTS.B, 17.41%, 12/22/26 . 11,490 11,365
L2297622.UP.FTS.B, 17.73%, 12/22/26 ... 5,322 5,282
FW2298313.UP.FTS.B, 17.76%, 12/22/26 . 13,498 13,354
FW2295364.UP.FTS.B, 17.88%, 12/22/26 . 4,442 4,394
L2299334.UP.FTS.B, 17.94%, 12/22/26 ... 1,016 142
L2297195.UP.FTS.B, 18.28%, 12/22/26 ... 23,125 22,954
L2286999.UP.FTS.B, 18.31%, 12/22/26 ... 35,448 35,169

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2263482.UP.FTS.B, 18.35%, 12/22/26 ... $ 13,344 $ 13,170
FW2299062.UP.FTS.B, 18.65%, 12/22/26 . 4,007 3,955
L2297949.UP.FTS.B, 18.76%, 12/22/26 ... 3,563 3,516
L2299477.UP.FTS.B, 18.77%, 12/22/26 ... 6,967 1,016
FW2295922.UP.FTS.B, 18.94%, 12/22/26 . 4,736 339
FW2298046.UP.FTS.B, 19.21%, 12/22/26 . 9,036 8,505
FW2299900.UP.FTS.B, 19.29%, 12/22/26 . 45,412 42,753
FW2297186.UP.FTS.B, 19.59%, 12/22/26 . 8,929 8,835
FW2299680.UP.FTS.B, 19.7%, 12/22/26 .. 6,252 6,171
L2296627.UP.FTS.B, 19.74%, 12/22/26 ... 4,466 4,419
L2299156.UP.FTS.B, 19.91%, 12/22/26 ... 4,846 4,771
L2299695.UP.FTS.B, 19.97%, 12/22/26 ... 1,391 207
FW2235699.UP.FTS.B, 19.99%, 12/22/26 . 6,385 6,063
L2299895.UP.FTS.B, 19.99%, 12/22/26 ... 1,392 203
L2298480.UP.FTS.B, 20.19%, 12/22/26 ... 4,486 4,221
FW2299670.UP.FTS.B, 20.32%, 12/22/26 . 8,947 8,853
L2297088.UP.FTS.B, 20.56%, 12/22/26 ... 29,545 29,390
L2298737.UP.FTS.B, 20.98%, 12/22/26 ... 4,482 4,424
L2297546.UP.FTS.B, 21.15%, 12/22/26 ... 1,784 1,774
L2300374.UP.FTS.B, 21.31%, 12/22/26 ... 2,677 2,663
L2296777.UP.FTS.B, 21.4%, 12/22/26 .... 8,975 8,928
FW2298033.UP.FTS.B, 21.61%, 12/22/26 . 14,817 14,627
FW2300172.UP.FTS.B, 21.86%, 12/22/26 . 9,614 691
L2296567.UP.FTS.B, 21.87%, 12/22/26 ... 1,776 1,765
L2299056.UP.FTS.B, 22%, 12/22/26 ..... 5,214 5,187
L2298829.UP.FTS.B, 22.17%, 12/22/26 ... 5,818 5,743
L2299086.UP.FTS.B, 22.64%, 12/22/26 ... 3,282 3,115
FW2297460.UP.FTS.B, 22.74%, 12/22/26 . 45,824 43,522
FW2299708.UP.FTS.B, 22.93%, 12/22/26 . 4,195 612
L2296427.UP.FTS.B, 22.94%, 12/22/26 ... 2,434 2,402
L2300367.UP.FTS.B, 22.94%, 12/22/26 ... 1,803 1,780
L2296515.UP.FTS.B, 22.98%, 12/22/26 ... 2,704 2,690
L2297700.UP.FTS.B, 23.06%, 12/22/26 ... 42,080 12,307
FW2297374.UP.FTS.B, 23.21%, 12/22/26 . 2,025 1,923
FW2297763.UP.FTS.B, 23.23%, 12/22/26 . 2,764 411
L2298974.UP.FTS.B, 23.47%, 12/22/26 ... 1,625 1,604
L2299701.UP.FTS.B, 23.55%, 12/22/26 ... 4,062 4,011
FW2300425.UP.FTS.B, 23.57%, 12/22/26 . 9,028 8,982
L2289378.UP.FTS.B, 23.7%, 12/22/26 .... 4,912 4,671
L2296775.UP.FTS.B, 23.9%, 12/22/26 .... 4,066 4,046
L2298860.UP.FTS.B, 23.92%, 12/22/26 ... 13,554 13,486
L2296638.UP.FTS.B, 23.96%, 12/22/26 ... 880 874
L2297921.UP.FTS.B, 24.04%, 12/22/26 ... 5,424 5,396
L2300131.UP.FTS.B, 24.08%, 12/22/26 ... 12,242 12,170
L2297604.UP.FTS.B, 24.33%, 12/22/26 ... 1,357 1,350
L2277340.UP.FTS.B, 24.46%, 12/22/26 ... 3,996 3,971
L2297755.UP.FTS.B, 24.49%, 12/22/26 ... 4,820 346
FW2296565.UP.FTS.B, 24.56%, 12/22/26 . 2,082 2,071
L2297696.UP.FTS.B, 24.62%, 12/22/26 ... 1,796 1,787
L2299447.UP.FTS.B, 24.64%, 12/22/26 ... 1,811 1,802
L2296874.UP.FTS.B, 24.85%, 12/22/26 ... 1,009 958
L2299809.UP.FTS.B, 24.98%, 12/22/26 ... 27,011 26,865
FW2295512.UP.FTS.B, 25.12%, 12/22/26 . 10,068 9,943
L2297730.UP.FTS.B, 25.14%, 12/22/26 ... 904 872
FW2296477.UP.FTS.B, 25.18%, 12/22/26 . 931 259
L2296994.UP.FTS.B, 25.2%, 12/22/26 .... 3,296 3,276
L2296549.UP.FTS.B, 25.23%, 12/22/26 ... 6,792 6,450
L2299952.UP.FTS.B, 25.26%, 12/22/26 ... 3,217 497
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2282956.UP.FTS.B, 25.27%, 12/22/26 ... $ 880 $ 870
L2300125.UP.FTS.B, 25.27%, 12/22/26 ... 3,060 3,040
FW2297623.UP.FTS.B, 25.32%, 12/22/26 . 3,264 3,232
L2299789.UP.FTS.B, 25.32%, 12/22/26 ... 1,361 1,352
L2292373.UP.FTS.B, 25.33%, 12/22/26 ... 1,542 1,522
L2297988.UP.FTS.B, 25.38%, 12/22/26 ... 987 978
L2300474.UP.FTS.B, 25.38%, 12/22/26 ... 2,176 2,165
L2299918.UP.FTS.B, 25.41%, 12/22/26 ... 1,633 1,625
L2297428.UP.FTS.B, 25.42%, 12/22/26 ... 9,072 9,027
L2298851.UP.FTS.B, 25.44%, 12/22/26 ... 1,361 1,354
L2297598.UP.FTS.B, 25.45%, 12/22/26 ... 1,089 1,083
L2296962.UP.FTS.B, 25.46%, 12/22/26 ... 3,085 3,067
L2298544.UP.FTS.B, 25.47%, 12/22/26 ... 4,643 709
L2298179.UP.FTS.B, 25.49%, 12/22/26 ... 4,174 4,153
L2297223.UP.FTS.B, 25.61%, 12/22/26 ... 2,896 2,811
L2297547.UP.FTS.B, 25.64%, 12/22/26 ... 8,630 8,129
FW2297492.UP.FTS.B, 25.9%, 12/22/26 .. 45,415 45,191
L2297795.UP.FTS.B, 26.01%, 12/22/26 ... 11,630 11,573
L2296379.UP.FTS.B, 26.17%, 12/22/26 ... 9,089 9,045
FW2299410.UP.FTS.B, 26.2%, 12/22/26 .. 5,454 5,427
FW2298121.UP.FTS.B, 26.21%, 12/22/26 . 904 265
FW2300548.UP.FTS.B, 26.24%, 12/22/26 . 3,637 3,592
FW2300051.UP.FTS.B, 26.29%, 12/22/26 . 11,246 3,328
L2298922.UP.FTS.B, 26.34%, 12/22/26 ... 2,814 431
L2295070.UP.FTS.B, 26.38%, 12/22/26 ... 8,340 7,926
FW2298545.UP.FTS.B, 26.68%, 12/22/26 . 12,377 12,317
FW2297229.UP.FTS.B, 26.75%, 12/22/26 . 11,819 11,748
L2298024.UP.FTS.B, 26.92%, 12/22/26 ... 36,424 36,247
FW2298735.UP.FTS.B, 26.94%, 12/22/26 . 13,452 13,274
L2299594.UP.FTS.B, 27.23%, 12/22/26 ... 4,881 344
FW2299436.UP.FTS.B, 27.39%, 12/22/26 . 3,802 3,782
FW2298369.UP.FTS.B, 27.48%, 12/22/26 . 16,446 16,353
FW2296522.UP.FTS.B, 27.68%, 12/22/26 . 17,724 5,252
FW2297812.UP.FTS.B, 27.74%, 12/22/26 . 4,198 4,177
FW2297083.UP.FTS.B, 27.85%, 12/22/26 . 14,247 108
FW2296934.UP.FTS.B, 28.08%, 12/22/26 . 5,205 5,180
FW2299110.UP.FTS.B, 28.13%, 12/22/26 . 13,709 13,629
FW2299013.UP.FTS.B, 28.16%, 12/22/26 . 4,751 31
FW2297196.UP.FTS.B, 28.3%, 12/22/26 .. 9,138 9,094
FW2298568.UP.FTS.B, 28.54%, 12/22/26 . 6,949 6,916
FW2297841.UP.FTS.B, 28.6%, 12/22/26 .. 5,876 417
FW2295907.UP.FTS.B, 28.62%, 12/22/26 . 3,122 221
FW2297945.UP.FTS.B, 28.62%, 12/22/26 . 8,589 8,545
FW2297303.UP.FTS.B, 28.74%, 12/22/26 . 10,013 9,517
FW2296796.UP.FTS.B, 29.02%, 12/22/26 . 22,365 22,223
FW2297886.UP.FTS.B, 29.13%, 12/22/26 . 2,840 2,824
FW2296331.UP.FTS.B, 29.64%, 12/22/26 . 2,750 2,737
FW2297392.UP.FTS.B, 29.67%, 12/22/26 . 1,935 1,922
FW2298522.UP.FTS.B, 29.71%, 12/22/26 . 3,210 3,192
FW2296795.UP.FTS.B, 30.46%, 12/22/26 . 1,378 1,371
FW2299972.UP.FTS.B, 30.53%, 12/22/26 . 1,644 1,636
FW2296256.UP.FTS.B, 30.68%, 12/22/26 . 3,048 3,032
FW2299999.UP.FTS.B, 30.69%, 12/22/26 . 1,823 1,813
FW2298365.UP.FTS.B, 30.7%, 12/22/26 .. 3,253 3,092
FW2296458.UP.FTS.B, 30.75%, 12/22/26 . 7,903 7,867
FW2226660.UP.FTS.B, 30.82%, 12/22/26 . 4,771 (12)
FW2299169.UP.FTS.B, 30.82%, 12/22/26 . 3,769 3,748
FW2281021.UP.FTS.B, 30.86%, 12/22/26 . 5,151 5,123

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2298599.UP.FTS.B, 30.89%, 12/22/26 . $ 1,287 $ 1,281
FW2299939.UP.FTS.B, 30.93%, 12/22/26 . 1,011 1,007
FW2297499.UP.FTS.B, 30.95%, 12/22/26 . 1,011 1,007
FW2298652.UP.FTS.B, 30.98%, 12/22/26 . 1,333 1,314
FW2296542.UP.FTS.B, 31%, 12/22/26 ... 5,335 5,305
FW2298270.UP.FTS.B, 31%, 12/22/26 ... 1,475 1,468
FW2297476.UP.FTS.B, 31.04%, 12/22/26 . 2,767 (9)
FW2300108.UP.FTS.B, 31.04%, 12/22/26 . 1,196 1,190
FW2298296.UP.FTS.B, 31.07%, 12/22/26 . 13,642 (47)
FW2297165.UP.FTS.B, 31.1%, 12/22/26 .. 6,145 940
FW2298345.UP.FTS.B, 31.12%, 12/22/26 . 1,564 1,556
FW2295876.UP.FTS.B, 31.13%, 12/22/26 . 13,272 921
FW2298159.UP.FTS.B, 31.15%, 12/22/26 . 2,668 2,655
FW2296911.UP.FTS.B, 31.17%, 12/22/26 . 1,172 1,165
FW2299655.UP.FTS.B, 31.17%, 12/22/26 . 3,679 3,662
FW2297093.UP.FTS.B, 31.19%, 12/22/26 . 946 146
FW2299990.UP.FTS.B, 31.19%, 12/22/26 . 15,828 15,740
FW2294359.UP.FTS.B, 31.33%, 12/22/26 . 46,020 45,810
FW2300018.UP.FTS.B, 31.65%, 12/22/26 . 5,065 5,042
FW2296208.UP.FTS.B, 31.74%, 12/22/26 . 6,503 6,187
FW2296108.UP.FTS.B, 32.09%, 12/22/26 . 6,971 6,925
FW2295706.UP.FTS.B, 32.31%, 12/22/26 . 9,420 651
FW2296337.UP.FTS.B, 33.15%, 12/22/26 . 5,480 5,212
FW2296980.UP.FTS.B, 33.56%, 12/22/26 . 1,409 1,394
L2428799.UP.FTS.B, 4.81%, 1/13/27 .... 11,242 11,188
L2424153.UP.FTS.B, 4.86%, 1/13/27 .... 42,816 42,610
L2426247.UP.FTS.B, 4.87%, 1/13/27 .... 13,493 13,429
FW2426166.UP.FTS.B, 5.22%, 1/13/27 ... 214 213
L2417962.UP.FTS.B, 5.74%, 1/13/27 .... 4,330 4,310
L2424670.UP.FTS.B, 5.86%, 1/13/27 .... 8,244 8,206
L2421701.UP.FTS.B, 5.91%, 1/13/27 .... 20,832 20,735
L2425940.UP.FTS.B, 5.96%, 1/13/27 .... 17,355 17,274
L2427954.UP.FTS.B, 5.98%, 1/13/27 .... 26,046 25,926
FW2427065.UP.FTS.B, 6.14%, 1/13/27 ... 7,337 7,303
L2428807.UP.FTS.B, 6.19%, 1/13/27 .... 6,516 6,486
L2425627.UP.FTS.B, 6.24%, 1/13/27 .... 23,609 23,500
FW2418004.UP.FTS.B, 6.27%, 1/13/27 ... 25,340 25,221
L2423494.UP.FTS.B, 6.28%, 1/13/27 .... 8,795 4,365
FW2426682.UP.FTS.B, 6.38%, 1/13/27 ... 13,299 6,600
L2424813.UP.FTS.B, 6.62%, 1/13/27 .... 15,661 15,590
L2425395.UP.FTS.B, 7.04%, 1/13/27 .... 26,036 25,857
L2426387.UP.FTS.B, 7.28%, 1/13/27 .... 3,924 3,906
FW2427607.UP.FTS.B, 7.35%, 1/13/27 ... 13,867 13,773
L2423321.UP.FTS.B, 7.44%, 1/13/27 .... 6,987 6,939
L2425992.UP.FTS.B, 7.55%, 1/13/27 .... 4,626 4,605
L2426489.UP.FTS.B, 7.81%, 1/13/27 .... 10,482 10,411
L2428326.UP.FTS.B, 7.87%, 1/13/27 .... 8,664 8,605
L2427644.UP.FTS.B, 7.93%, 1/13/27 .... 2,184 2,170
FW2427445.UP.FTS.B, 7.98%, 1/13/27 ... 6,992 6,945
L2424761.UP.FTS.B, 8.01%, 1/13/27 .... 5,225 5,189
FW2423719.UP.FTS.B, 8.04%, 1/13/27 ... 13,199 13,111
L2426445.UP.FTS.B, 8.42%, 1/13/27 .... 2,621 2,604
FW2426523.UP.FTS.B, 8.45%, 1/13/27 ... 3,933 3,903
L2427091.UP.FTS.B, 8.49%, 1/13/27 .... 6,128 6,087
L2400286.UP.FTS.B, 8.75%, 1/13/27 .... 6,465 6,421
L2424441.UP.FTS.B, 8.96%, 1/13/27 .... 1,653 1,641
L2428771.UP.FTS.B, 8.99%, 1/13/27 .... 7,891 7,839
L2427221.UP.FTS.B, 9.21%, 1/13/27 .... 2,985 2,965
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2426991.UP.FTS.B, 9.24%, 1/13/27 ... $ 5,265 $ 5,230
L2427316.UP.FTS.B, 9.44%, 1/13/27 .... 21,952 21,808
L2427076.UP.FTS.B, 9.69%, 1/13/27 .... 7,499 3,809
L2427657.UP.FTS.B, 9.7%, 1/13/27 ..... 4,389 4,361
FW2424161.UP.FTS.B, 9.93%, 1/13/27 ... 1,937 1,925
L2425208.UP.FTS.B, 9.97%, 1/13/27 .... 6,157 6,116
FW2423329.UP.FTS.B, 10.39%, 1/13/27 .. 881 875
L2428214.UP.FTS.B, 10.52%, 1/13/27 .... 2,379 2,364
L2423738.UP.FTS.B, 10.57%, 1/13/27 .... 2,644 2,619
L2423014.UP.FTS.B, 10.64%, 1/13/27 .... 23,796 23,643
FW2425927.UP.FTS.B, 10.97%, 1/13/27 .. 44,113 43,713
L2400391.UP.FTS.B, 11.4%, 1/13/27 ..... 25,884 25,593
L2427738.UP.FTS.B, 11.82%, 1/13/27 .... 8,570 8,488
FW2425681.UP.FTS.B, 11.84%, 1/13/27 .. 27,421 27,175
L2423675.UP.FTS.B, 12.15%, 1/13/27 .... 5,755 5,703
FW2424413.UP.FTS.B, 12.24%, 1/13/27 .. 20,783 1,516
L2424123.UP.FTS.B, 12.83%, 1/13/27 .... 10,696 10,602
L2426699.UP.FTS.B, 13.25%, 1/13/27 .... 10,816 5,688
L2426346.UP.FTS.B, 13.31%, 1/13/27 .... 5,010 4,951
L2426437.UP.FTS.B, 13.53%, 1/13/27 .... 8,208 4,328
FW2426553.UP.FTS.B, 14.04%, 1/13/27 .. 5,786 5,735
FW2426488.UP.FTS.B, 14.89%, 1/13/27 .. 6,219 6,164
L2428411.UP.FTS.B, 15.14%, 1/13/27 .... 4,287 4,232
L2426191.UP.FTS.B, 15.29%, 1/13/27 .... 8,931 8,853
FW2398372.UP.FTS.B, 15.37%, 1/13/27 .. 10,546 10,412
FW2425483.UP.FTS.B, 15.58%, 1/13/27 .. 9,837 9,712
L2424270.UP.FTS.B, 15.87%, 1/13/27 .... 4,475 4,418
FW2412323.UP.FTS.B, 15.91%, 1/13/27 .. 8,951 8,874
FW2423910.UP.FTS.B, 15.96%, 1/13/27 .. 7,158 7,067
L2406518.UP.FTS.B, 16%, 1/13/27 ...... 4,476 4,420
FW2426856.UP.FTS.B, 16.14%, 1/13/27 .. 8,957 8,844
L2426798.UP.FTS.B, 16.24%, 1/13/27 .... 14,335 14,212
L2428256.UP.FTS.B, 16.26%, 1/13/27 .... 13,368 13,196
L2423259.UP.FTS.B, 16.37%, 1/13/27 .... 17,924 17,698
L2426649.UP.FTS.B, 16.44%, 1/13/27 .... 1,190 1,169
L2428444.UP.FTS.B, 16.71%, 1/13/27 .... 5,382 5,315
L2428347.UP.FTS.B, 16.79%, 1/13/27 .... 6,281 6,227
FW2428748.UP.FTS.B, 17.09%, 1/13/27 .. 8,980 8,867
L2425118.UP.FTS.B, 17.11%, 1/13/27 .... 6,286 6,189
FW2423151.UP.FTS.B, 17.2%, 1/13/27 ... 3,952 3,891
L2424529.UP.FTS.B, 17.26%, 1/13/27 .... 8,984 8,908
L2428394.UP.FTS.B, 17.4%, 1/13/27 .... 5,242 5,172
FW2425055.UP.FTS.B, 17.43%, 1/13/27 .. 14,740 14,513
L2426279.UP.FTS.B, 17.73%, 1/13/27 .... 3,688 3,642
L2424817.UP.FTS.B, 17.78%, 1/13/27 .... 11,696 11,515
L2423964.UP.FTS.B, 18.15%, 1/13/27 .... 6,304 6,207
L2427597.UP.FTS.B, 18.22%, 1/13/27 .... 4,619 1,247
L2428498.UP.FTS.B, 18.5%, 1/13/27 .... 4,566 2,615
L2428454.UP.FTS.B, 18.63%, 1/13/27 .... 6,791 6,686
L2427159.UP.FTS.B, 19.03%, 1/13/27 .... 4,246 602
L2426634.UP.FTS.B, 19.2%, 1/13/27 .... 6,929 1,003
L2422983.UP.FTS.B, 19.45%, 1/13/27 .... 25,483 25,168
L2425510.UP.FTS.B, 19.97%, 1/13/27 .... 14,540 1,060
L2424684.UP.FTS.B, 20.1%, 1/13/27 .... 5,401 5,352
L2423758.UP.FTS.B, 20.41%, 1/13/27 .... 1,812 1,784
L2405396.UP.FTS.B, 20.43%, 1/13/27 .... 6,819 6,714
L2423418.UP.FTS.B, 20.43%, 1/13/27 .... 4,013 1,115
L2426770.UP.FTS.B, 20.84%, 1/13/27 .... 13,603 13,487

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2426815.UP.FTS.B, 21.17%, 1/13/27 .. $ 12,415 $ 12,302
FW2425922.UP.FTS.B, 21.25%, 1/13/27 .. 1,624 1,604
L2425214.UP.FTS.B, 21.28%, 1/13/27 .... 4,993 4,917
L2427912.UP.FTS.B, 21.34%, 1/13/27 .... 908 900
FW2424710.UP.FTS.B, 21.52%, 1/13/27 .. 14,891 14,666
FW2427047.UP.FTS.B, 22.2%, 1/13/27 ... 19,837 19,669
L2427766.UP.FTS.B, 22.36%, 1/13/27 .... 5,007 2,875
FW2427291.UP.FTS.B, 22.37%, 1/13/27 .. 3,927 2,328
L2428658.UP.FTS.B, 22.41%, 1/13/27 .... 9,842 9,750
L2427860.UP.FTS.B, 22.44%, 1/13/27 .... 1,570 114
L2395761.UP.FTS.B, 22.53%, 1/13/27 .... 27,320 27,090
L2398543.UP.FTS.B, 22.71%, 1/13/27 .... 3,353 3,306
L2427303.UP.FTS.B, 22.98%, 1/13/27 .... 3,736 270
L2423887.UP.FTS.B, 23.16%, 1/13/27 .... 18,058 17,907
L2425900.UP.FTS.B, 23.2%, 1/13/27 .... 8,027 7,960
L2422984.UP.FTS.B, 23.24%, 1/13/27 .... 12,016 3,485
FW2424596.UP.FTS.B, 23.51%, 1/13/27 .. 1,846 1,098
L2424344.UP.FTS.B, 23.87%, 1/13/27 .... 914 906
FW2424610.UP.FTS.B, 24.07%, 1/13/27 .. 8,233 8,157
L2426951.UP.FTS.B, 24.27%, 1/13/27 .... 5,077 5,033
L2425018.UP.FTS.B, 24.54%, 1/13/27 .... 5,490 5,408
L2425886.UP.FTS.B, 24.76%, 1/13/27 .... 4,577 4,539
L2404751.UP.FTS.B, 24.81%, 1/13/27 .... 16,481 16,345
FW2427848.UP.FTS.B, 24.93%, 1/13/27 .. 2,869 2,843
L2428382.UP.FTS.B, 25.1%, 1/13/27 .... 1,191 1,181
L2422250.UP.FTS.B, 25.13%, 1/13/27 .... 2,840 2,817
L2423497.UP.FTS.B, 25.16%, 1/13/27 .... 1,466 1,454
L2399706.UP.FTS.B, 25.18%, 1/13/27 .... 13,195 13,086
L2419915.UP.FTS.B, 25.22%, 1/13/27 .... 1,755 1,740
L2424284.UP.FTS.B, 25.23%, 1/13/27 .... 4,393 40
FW2428740.UP.FTS.B, 25.25%, 1/13/27 .. 3,666 3,636
L2425660.UP.FTS.B, 25.25%, 1/13/27 .... 1,741 1,721
L2424505.UP.FTS.B, 25.26%, 1/13/27 .... 4,393 313
L2422871.UP.FTS.B, 25.28%, 1/13/27 .... 2,181 8
L2427647.UP.FTS.B, 25.29%, 1/13/27 .... 5,316 5,272
L2426521.UP.FTS.B, 25.33%, 1/13/27 .... 3,208 3,182
L2427874.UP.FTS.B, 25.33%, 1/13/27 .... 969 954
L2425390.UP.FTS.B, 25.36%, 1/13/27 .... 2,660 2,634
L2426044.UP.FTS.B, 25.4%, 1/13/27 .... 2,017 2,000
L2426848.UP.FTS.B, 25.4%, 1/13/27 .... 8,365 8,280
L2424212.UP.FTS.B, 25.42%, 1/13/27 .... 923 550
L2427070.UP.FTS.B, 25.42%, 1/13/27 .... 3,117 3,092
L2425077.UP.FTS.B, 25.43%, 1/13/27 .... 8,486 8,410
L2423795.UP.FTS.B, 25.46%, 1/13/27 .... 6,510 6,457
L2424946.UP.FTS.B, 25.46%, 1/13/27 .... 2,000 1,972
L2425747.UP.FTS.B, 25.48%, 1/13/27 .... 12,838 12,647
L2425662.UP.FTS.B, 25.5%, 1/13/27 .... 1,433 14
FW2425381.UP.FTS.B, 25.75%, 1/13/27 .. 6,339 935
L2424771.UP.FTS.B, 25.96%, 1/13/27 .... 2,019 2,003
FW2424834.UP.FTS.B, 26.08%, 1/13/27 .. 4,959 4,918
FW2425245.UP.FTS.B, 26.25%, 1/13/27 .. 1,470 1,458
FW2423361.UP.FTS.B, 26.6%, 1/13/27 ... 3,218 3,191
FW2426259.UP.FTS.B, 26.65%, 1/13/27 .. 4,598 4,561
FW2428725.UP.FTS.B, 26.68%, 1/13/27 .. 2,638 1,577
FW2428287.UP.FTS.B, 26.84%, 1/13/27 .. 5,519 5,474
FW2425746.UP.FTS.B, 27.06%, 1/13/27 .. 8,282 8,215
FW2425948.UP.FTS.B, 27.28%, 1/13/27 .. 6,445 6,392
FW2425689.UP.FTS.B, 27.43%, 1/13/27 .. 9,206 9,131
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2424326.UP.FTS.B, 27.8%, 1/13/27 ... $ 9,169 $ 9,093
FW2422977.UP.FTS.B, 28.17%, 1/13/27 .. 18,301 18,144
FW2423642.UP.FTS.B, 28.44%, 1/13/27 .. 3,692 3,662
FW2424974.UP.FTS.B, 28.61%, 1/13/27 .. 15,863 15,721
FW2427295.UP.FTS.B, 28.62%, 1/13/27 .. 1,477 1,465
FW2426081.UP.FTS.B, 28.91%, 1/13/27 .. 5,569 396
FW2424097.UP.FTS.B, 29.01%, 1/13/27 .. 3,728 2,230
FW2423517.UP.FTS.B, 29.09%, 1/13/27 .. 5,522 3,300
FW2422891.UP.FTS.B, 29.39%, 1/13/27 .. 1,823 1,806
FW2425791.UP.FTS.B, 29.41%, 1/13/27 .. 2,955 440
FW2426907.UP.FTS.B, 29.43%, 1/13/27 .. 38,744 38,391
FW2425524.UP.FTS.B, 29.54%, 1/13/27 .. 20,815 20,649
FW2427306.UP.FTS.B, 29.68%, 1/13/27 .. 1,296 1,286
FW2427523.UP.FTS.B, 29.85%, 1/13/27 .. 2,871 1,724
FW2423451.UP.FTS.B, 30.19%, 1/13/27 .. 926 919
FW2426985.UP.FTS.B, 30.26%, 1/13/27 .. 30,857 30,594
FW2427875.UP.FTS.B, 30.3%, 1/13/27 ... 927 919
FW2423548.UP.FTS.B, 30.41%, 1/13/27 .. 2,410 2,390
FW2427907.UP.FTS.B, 30.41%, 1/13/27 .. 5,765 (47)
FW2425371.UP.FTS.B, 30.51%, 1/13/27 .. 1,854 1,839
FW2423407.UP.FTS.B, 30.57%, 1/13/27 .. 2,132 2,116
FW2424256.UP.FTS.B, 30.67%, 1/13/27 .. 1,249 16
FW2424742.UP.FTS.B, 30.86%, 1/13/27 .. 1,438 1,422
FW2425795.UP.FTS.B, 30.94%, 1/13/27 .. 3,711 3,681
FW2423992.UP.FTS.B, 30.98%, 1/13/27 .. 3,197 223
FW2425961.UP.FTS.B, 31.09%, 1/13/27 .. 1,021 1,013
FW2426323.UP.FTS.B, 31.14%, 1/13/27 .. 6,961 6,907
FW2425340.UP.FTS.B, 31.15%, 1/13/27 .. 1,550 108
FW2427636.UP.FTS.B, 31.15%, 1/13/27 .. 5,307 5,262
FW2427561.UP.FTS.B, 31.19%, 1/13/27 .. 1,575 111
FW2426510.UP.FTS.B, 31.33%, 1/13/27 .. 3,524 3,496
FW2424349.UP.FTS.B, 31.49%, 1/13/27 .. 2,879 2,857
FW2423715.UP.FTS.B, 32.57%, 1/13/27 .. 931 924
FW2432124.UP.FTS.B, 5.02%, 1/14/27 ... 43,269 43,067
L2429437.UP.FTS.B, 5.17%, 1/14/27 .... 10,390 10,342
L2435082.UP.FTS.B, 5.24%, 1/14/27 .... 23,470 23,360
L2429367.UP.FTS.B, 5.33%, 1/14/27 .... 12,994 12,934
L2435136.UP.FTS.B, 5.4%, 1/14/27 ..... 9,098 9,056
L2435334.UP.FTS.B, 5.79%, 1/14/27 .... 2,690 2,677
L2431631.UP.FTS.B, 5.94%, 1/14/27 .... 3,299 3,284
L2428794.UP.FTS.B, 5.98%, 1/14/27 .... 13,023 12,963
L2434119.UP.FTS.B, 5.98%, 1/14/27 ..... 1,300 1,294
L2432641.UP.FTS.B, 5.99%, 1/14/27 .... 8,682 8,643
FW2431037.UP.FTS.B, 6.01%, 1/14/27 ... 3,473 3,457
L2432955.UP.FTS.B, 6.09%, 1/14/27 .... 1,767 876
L2431283.UP.FTS.B, 6.13%, 1/14/27 .... 8,683 8,643
FW2434481.UP.FTS.B, 6.18%, 1/14/27 ... 8,254 8,216
L2434868.UP.FTS.B, 6.25%, 1/14/27 .... 9,559 9,515
L2433278.UP.FTS.B, 6.42%, 1/14/27 .... 12,173 12,118
L2432971.UP.FTS.B, 6.45%, 1/14/27 .... 4,136 2,053
L2434814.UP.FTS.B, 6.49%, 1/14/27 .... 2,261 2,251
L2432301.UP.FTS.B, 6.51%, 1/14/27 .... 4,349 4,329
L2431798.UP.FTS.B, 6.68%, 1/14/27 .... 12,398 12,341
FW2429354.UP.FTS.B, 6.79%, 1/14/27 ... 43,391 43,195
FW2430872.UP.FTS.B, 6.87%, 1/14/27 ... 3,048 3,034
L2432901.UP.FTS.B, 6.93%, 1/14/27 .... 16,537 16,463
FW2430681.UP.FTS.B, 7.21%, 1/14/27 ... 27,882 27,758
L2431865.UP.FTS.B, 7.24%, 1/14/27 .... 14,822 14,756

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2429743.UP.FTS.B, 7.27%, 1/14/27 .... $ 3,025 $ 221
L2429292.UP.FTS.B, 7.41%, 1/14/27 .... 10,468 10,398
L2432353.UP.FTS.B, 7.41%, 1/14/27 .... 17,447 17,330
L2432199.UP.FTS.B, 7.42%, 1/14/27 .... 3,831 3,804
L2430454.UP.FTS.B, 7.62%, 1/14/27 .... 12,085 12,003
L2433097.UP.FTS.B, 7.62%, 1/14/27 .... 33,824 33,596
L2434635.UP.FTS.B, 7.74%, 1/14/27 .... 18,513 18,390
FW2429026.UP.FTS.B, 7.87%, 1/14/27 ... 2,691 1,369
L2433991.UP.FTS.B, 7.94%, 1/14/27 .... 6,112 6,071
L2435013.UP.FTS.B, 8.08%, 1/14/27 .... 8,742 8,684
L2429715.UP.FTS.B, 8.3%, 1/14/27 ..... 3,500 3,476
L2434529.UP.FTS.B, 8.37%, 1/14/27 .... 6,125 6,085
L2430462.UP.FTS.B, 8.4%, 1/14/27 ..... 21,879 21,735
L2435208.UP.FTS.B, 8.4%, 1/14/27 ..... 39,283 39,022
L2432009.UP.FTS.B, 8.47%, 1/14/27 .... 17,444 17,328
FW2429579.UP.FTS.B, 8.83%, 1/14/27 ... 5,621 5,584
L2433575.UP.FTS.B, 8.87%, 1/14/27 .... 7,358 7,308
L2435422.UP.FTS.B, 8.9%, 1/14/27 ..... 8,766 8,708
L2429477.UP.FTS.B, 8.93%, 1/14/27 .... 12,185 12,105
L2429964.UP.FTS.B, 9.01%, 1/14/27 .... 4,384 4,356
L2429979.UP.FTS.B, 9.08%, 1/14/27 .... 2,631 2,614
L2432951.UP.FTS.B, 9.1%, 1/14/27 ..... 14,023 7,138
FW2430164.UP.FTS.B, 9.11%, 1/14/27 ... 4,816 4,785
L2429404.UP.FTS.B, 9.12%, 1/14/27 .... 43,858 43,572
L2430869.UP.FTS.B, 9.13%, 1/14/27 .... 9,667 9,605
L2432838.UP.FTS.B, 9.34%, 1/14/27 .... 16,546 2,206
L2430465.UP.FTS.B, 9.43%, 1/14/27 .... 13,170 13,085
L2432796.UP.FTS.B, 9.5%, 1/14/27 ..... 2,193 2,179
L2432514.UP.FTS.B, 9.62%, 1/14/27 .... 30,749 30,550
L2434796.UP.FTS.B, 9.68%, 1/14/27 .... 21,967 21,825
L2434345.UP.FTS.B, 9.69%, 1/14/27 .... 8,264 8,206
L2434787.UP.FTS.B, 9.78%, 1/14/27 .... 2,571 2,554
FW2429553.UP.FTS.B, 9.84%, 1/14/27 ... 8,824 8,768
L2432829.UP.FTS.B, 9.84%, 1/14/27 .... 8,613 2,124
FW2431901.UP.FTS.B, 9.92%, 1/14/27 ... 10,406 10,309
L2434222.UP.FTS.B, 9.93%, 1/14/27 .... 8,794 8,737
L2434832.UP.FTS.B, 9.93%, 1/14/27 .... 5,716 5,679
L2432768.UP.FTS.B, 9.94%, 1/14/27 .... 3,193 233
L2435424.UP.FTS.B, 10.13%, 1/14/27 .... 4,286 4,245
L2435560.UP.FTS.B, 10.15%, 1/14/27 .... 23,548 23,395
FW2433055.UP.FTS.B, 10.82%, 1/14/27 .. 3,099 3,072
L2403095.UP.FTS.B, 10.86%, 1/14/27 .... 7,480 7,413
L2433406.UP.FTS.B, 10.87%, 1/14/27 .... 14,938 1,994
L2431423.UP.FTS.B, 11.01%, 1/14/27 .... 2,647 2,623
FW2431039.UP.FTS.B, 11.16%, 1/14/27 .. 11,544 844
L2430601.UP.FTS.B, 11.3%, 1/14/27 ..... 15,455 15,317
FW2432645.UP.FTS.B, 11.94%, 1/14/27 .. 5,752 5,701
FW2433730.UP.FTS.B, 12.25%, 1/14/27 .. 45,903 11,725
L2431725.UP.FTS.B, 12.26%, 1/14/27 .... 35,428 35,116
L2435214.UP.FTS.B, 12.31%, 1/14/27 .... 5,315 5,268
L2431712.UP.FTS.B, 12.53%, 1/14/27 .... 1,299 1,288
FW2433199.UP.FTS.B, 12.56%, 1/14/27 .. 2,660 2,636
L2431067.UP.FTS.B, 12.57%, 1/14/27 .... 5,312 5,266
L2429992.UP.FTS.B, 12.6%, 1/14/27 .... 4,589 4,547
L2434462.UP.FTS.B, 12.63%, 1/14/27 .... 1,773 1,758
FW2432090.UP.FTS.B, 12.83%, 1/14/27 .. 5,767 5,716
L2435380.UP.FTS.B, 12.98%, 1/14/27 .... 4,854 4,811
FW2434494.UP.FTS.B, 12.99%, 1/14/27 .. 4,438 4,399
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2432680.UP.FTS.B, 13.04%, 1/14/27 .... $ 4,439 $ 4,400
L2430844.UP.FTS.B, 13.1%, 1/14/27 .... 14,398 14,271
FW2430692.UP.FTS.B, 13.13%, 1/14/27 .. 7,992 7,922
L2434966.UP.FTS.B, 13.37%, 1/14/27 .... 8,889 8,811
L2434354.UP.FTS.B, 13.48%, 1/14/27 .... 4,445 4,406
L2433923.UP.FTS.B, 13.81%, 1/14/27 .... 8,856 8,778
L2430593.UP.FTS.B, 13.89%, 1/14/27 .... 8,948 8,872
L2435102.UP.FTS.B, 15.04%, 1/14/27 .... 13,395 13,281
FW2429622.UP.FTS.B, 15.13%, 1/14/27 .. 4,453 4,415
L2434928.UP.FTS.B, 15.16%, 1/14/27 .... 4,466 4,428
L2432300.UP.FTS.B, 15.27%, 1/14/27 .... 827 819
L2431842.UP.FTS.B, 15.8%, 1/14/27 .... 35,554 35,253
L2429881.UP.FTS.B, 15.91%, 1/14/27 .... 20,225 5,422
FW2435291.UP.FTS.B, 16.08%, 1/14/27 .. 40,034 39,689
L2430004.UP.FTS.B, 16.23%, 1/14/27 .... 8,491 348
FW2428845.UP.FTS.B, 16.32%, 1/14/27 .. 8,962 8,851
L2429267.UP.FTS.B, 16.52%, 1/14/27 .... 8,966 8,855
FW2435527.UP.FTS.B, 16.65%, 1/14/27 .. 16,324 16,122
FW2430915.UP.FTS.B, 16.81%, 1/14/27 .. 9,691 9,571
L2429626.UP.FTS.B, 16.81%, 1/14/27 .... 3,589 3,545
L2434502.UP.FTS.B, 17.17%, 1/14/27 .... 14,778 14,551
L2435410.UP.FTS.B, 17.3%, 1/14/27 .... 10,930 6,068
L2432699.UP.FTS.B, 17.44%, 1/14/27 .... 4,944 4,883
L2434046.UP.FTS.B, 17.57%, 1/14/27 .... 8,542 8,471
L2432494.UP.FTS.B, 18.24%, 1/14/27 .... 3,603 3,559
L2426379.UP.FTS.B, 19.1%, 1/14/27 .... 4,966 4,905
L2429755.UP.FTS.B, 19.15%, 1/14/27 .... 13,544 13,432
L2435425.UP.FTS.B, 19.56%, 1/14/27 .... 5,426 5,343
FW2428166.UP.FTS.B, 19.59%, 1/14/27 .. 10,847 10,716
FW2431351.UP.FTS.B, 20.08%, 1/14/27 .. 419 413
FW2430438.UP.FTS.B, 20.15%, 1/14/27 .. 3,531 3,478
L2430606.UP.FTS.B, 20.16%, 1/14/27 .... 11,860 11,682
L2434674.UP.FTS.B, 20.19%, 1/14/27 .... 36,216 35,925
L2430735.UP.FTS.B, 20.49%, 1/14/27 .... 6,381 6,324
L2435110.UP.FTS.B, 20.58%, 1/14/27 .... 1,568 900
L2433502.UP.FTS.B, 20.59%, 1/14/27 .... 2,387 2,350
L2434166.UP.FTS.B, 20.69%, 1/14/27 .... 36,260 35,718
L2428990.UP.FTS.B, 21.05%, 1/14/27 .... 18,146 17,998
L2431627.UP.FTS.B, 21.05%, 1/14/27 .... 9,073 8,964
L2434076.UP.FTS.B, 21.06%, 1/14/27 .... 9,073 8,999
FW2431803.UP.FTS.B, 21.19%, 1/14/27 .. 3,540 3,487
L2435241.UP.FTS.B, 21.3%, 1/14/27 .... 6,991 6,936
L2433980.UP.FTS.B, 21.4%, 1/14/27 .... 3,632 3,578
L2429653.UP.FTS.B, 21.57%, 1/14/27 .... 5,905 5,857
L2434141.UP.FTS.B, 21.61%, 1/14/27 .... 3,544 3,491
L2433810.UP.FTS.B, 21.65%, 1/14/27 .... 16,369 16,240
FW2435200.UP.FTS.B, 21.71%, 1/14/27 .. 6,191 920
L2434159.UP.FTS.B, 21.72%, 1/14/27 .... 1,375 1,363
L2432761.UP.FTS.B, 21.77%, 1/14/27 .... 2,273 2,245
L2434330.UP.FTS.B, 21.77%, 1/14/27 .... 8,181 8,083
L2432647.UP.FTS.B, 21.91%, 1/14/27 .... 3,386 950
L2433080.UP.FTS.B, 22.02%, 1/14/27 .... 14,371 14,254
L2433930.UP.FTS.B, 22.17%, 1/14/27 .... 9,826 9,747
L2428923.UP.FTS.B, 22.2%, 1/14/27 .... 9,721 9,642
L2433523.UP.FTS.B, 22.41%, 1/14/27 .... 12,764 12,650
L2433884.UP.FTS.B, 22.52%, 1/14/27 .... 4,542 4,475
L2432854.UP.FTS.B, 22.72%, 1/14/27 .... 11,224 6,464
L2432010.UP.FTS.B, 22.75%, 1/14/27 .... 27,345 27,126

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2434063.UP.FTS.B, 22.84%, 1/14/27 .. $ 4,661 $ 1,305
FW2433245.UP.FTS.B, 22.87%, 1/14/27 .. 6,015 5,967
L2429021.UP.FTS.B, 22.9%, 1/14/27 .... 5,470 5,426
FW2434152.UP.FTS.B, 22.94%, 1/14/27 .. 14,676 14,558
FW2429090.UP.FTS.B, 23%, 1/14/27 .... 2,663 2,637
L2433122.UP.FTS.B, 23.25%, 1/14/27 .... 9,122 9,049
L2429502.UP.FTS.B, 23.45%, 1/14/27 .... 2,042 1,216
L2429998.UP.FTS.B, 23.47%, 1/14/27 .... 22,817 22,481
FW2429115.UP.FTS.B, 23.87%, 1/14/27 .. 4,067 2,421
L2429608.UP.FTS.B, 24.17%, 1/14/27 .... 7,066 4,211
FW2418141.UP.FTS.B, 24.21%, 1/14/27 .. 7,827 4,666
L2430627.UP.FTS.B, 24.59%, 1/14/27 .... 9,062 8,986
L2435514.UP.FTS.B, 24.62%, 1/14/27 .... 9,152 9,079
FW2434137.UP.FTS.B, 24.72%, 1/14/27 .. 26,592 26,359
L2429435.UP.FTS.B, 24.72%, 1/14/27 .... 10,985 10,824
L2429892.UP.FTS.B, 24.74%, 1/14/27 .... 1,739 1,726
L2428102.UP.FTS.B, 25.04%, 1/14/27 .... 4,233 2,523
L2430498.UP.FTS.B, 25.11%, 1/14/27 .... 1,008 1,000
L2400561.UP.FTS.B, 25.15%, 1/14/27 .... 1,490 431
L2433083.UP.FTS.B, 25.18%, 1/14/27 .... 5,590 402
L2432911.UP.FTS.B, 25.19%, 1/14/27 .... 4,891 4,849
L2434103.UP.FTS.B, 25.19%, 1/14/27 .... 1,100 1,091
L2429348.UP.FTS.B, 25.22%, 1/14/27 .... 4,627 4,589
L2428592.UP.FTS.B, 25.23%, 1/14/27 .... 2,291 2,258
L2431333.UP.FTS.B, 25.27%, 1/14/27 .... 1,073 1,060
FW2432940.UP.FTS.B, 25.3%, 1/14/27 ... 1,229 184
L2434126.UP.FTS.B, 25.3%, 1/14/27 .... 2,383 2,364
L2429006.UP.FTS.B, 25.32%, 1/14/27 .... 3,332 3,305
L2432337.UP.FTS.B, 25.36%, 1/14/27 .... 11,869 11,725
L2429838.UP.FTS.B, 25.4%, 1/14/27 .... 7,152 7,091
L2433874.UP.FTS.B, 25.44%, 1/14/27 .... 7,451 79
L2430969.UP.FTS.B, 25.5%, 1/14/27 .... 2,839 1,685
L2428819.UP.FTS.B, 25.51%, 1/14/27 .... 8,529 8,462
L2430801.UP.FTS.B, 25.58%, 1/14/27 .... 1,433 1,416
L2429739.UP.FTS.B, 25.61%, 1/14/27 .... 2,464 2,440
FW2432066.UP.FTS.B, 25.64%, 1/14/27 .. 13,430 13,307
FW2431957.UP.FTS.B, 25.68%, 1/14/27 .. 10,741 770
L2429989.UP.FTS.B, 25.78%, 1/14/27 .... 2,514 729
L2430189.UP.FTS.B, 25.96%, 1/14/27 .... 5,833 5,783
L2434122.UP.FTS.B, 25.98%, 1/14/27 .... 3,666 3,613
FW2427919.UP.FTS.B, 26.2%, 1/14/27 ... 9,185 9,113
FW2429601.UP.FTS.B, 26.35%, 1/14/27 .. 7,994 7,931
FW2433321.UP.FTS.B, 26.46%, 1/14/27 .. 1,838 1,824
FW2430722.UP.FTS.B, 26.47%, 1/14/27 .. 10,844 10,760
FW2434298.UP.FTS.B, 26.5%, 1/14/27 ... 3,026 3,002
FW2433285.UP.FTS.B, 26.57%, 1/14/27 .. 7,356 7,298
FW2433372.UP.FTS.B, 26.59%, 1/14/27 .. 5,817 5,767
FW2428882.UP.FTS.B, 27.27%, 1/14/27 .. 5,524 5,481
FW2434057.UP.FTS.B, 27.5%, 1/14/27 ... 2,814 1,683
FW2430797.UP.FTS.B, 27.91%, 1/14/27 .. 21,481 21,316
FW2432673.UP.FTS.B, 28.08%, 1/14/27 .. 2,126 150
FW2435389.UP.FTS.B, 28.43%, 1/14/27 .. 923 916
FW2429810.UP.FTS.B, 28.7%, 1/14/27 ... 8,004 2,332
L2429049.UP.FTS.B, 28.73%, 1/14/27 .... 8,160 580
FW2435458.UP.FTS.B, 28.74%, 1/14/27 .. 4,614 4,579
FW2429440.UP.FTS.B, 28.89%, 1/14/27 .. 5,888 5,790
FW2429972.UP.FTS.B, 28.92%, 1/14/27 .. 1,848 1,834
FW2428964.UP.FTS.B, 29.05%, 1/14/27 .. 8,197 2,402
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2432969.UP.FTS.B, 29.06%, 1/14/27 .. $ 9,242 $ 9,171
FW2431470.UP.FTS.B, 29.12%, 1/14/27 .. 2,921 852
FW2429724.UP.FTS.B, 29.45%, 1/14/27 .. 976 69
FW2431137.UP.FTS.B, 29.79%, 1/14/27 .. 4,628 4,593
FW2431310.UP.FTS.B, 30.03%, 1/14/27 .. 14,645 1,038
FW2431106.UP.FTS.B, 30.38%, 1/14/27 .. 5,098 1,490
FW2435357.UP.FTS.B, 30.38%, 1/14/27 .. 15,291 15,176
FW2435436.UP.FTS.B, 30.46%, 1/14/27 .. 3,744 3,716
FW2435220.UP.FTS.B, 30.47%, 1/14/27 .. 2,835 2,811
FW2432960.UP.FTS.B, 30.52%, 1/14/27 .. 1,576 1,564
FW2429314.UP.FTS.B, 30.55%, 1/14/27 .. 1,461 1,449
FW2431660.UP.FTS.B, 30.55%, 1/14/27 .. 11,119 11,035
FW2434437.UP.FTS.B, 30.78%, 1/14/27 .. 1,855 1,841
FW2432136.UP.FTS.B, 30.97%, 1/14/27 .. 1,097 1,088
FW2429509.UP.FTS.B, 30.98%, 1/14/27 .. 2,943 (57)
FW2434353.UP.FTS.B, 30.98%, 1/14/27 .. 1,021 1,013
FW2425278.UP.FTS.B, 31%, 1/14/27 .... 1,266 1,245
FW2431224.UP.FTS.B, 31.01%, 1/14/27 .. 1,919 565
FW2429458.UP.FTS.B, 31.02%, 1/14/27 .. 1,485 1,474
FW2429170.UP.FTS.B, 31.05%, 1/14/27 .. 1,661 117
FW2434725.UP.FTS.B, 31.06%, 1/14/27 .. 2,973 2,948
FW2432267.UP.FTS.B, 31.09%, 1/14/27 .. 51 25
FW2433517.UP.FTS.B, 31.16%, 1/14/27 .. 4,768 337
FW2431217.UP.FTS.B, 31.18%, 1/14/27 .. 5,477 5,436
FW2434470.UP.FTS.B, 31.22%, 1/14/27 .. 2,035 305
FW2431321.UP.FTS.B, 31.23%, 1/14/27 .. 2,446 2,426
FW2432104.UP.FTS.B, 31.23%, 1/14/27 .. 1,498 899
FW2430090.UP.FTS.B, 31.24%, 1/14/27 .. 754 742
FW2435248.UP.FTS.B, 31.26%, 1/14/27 .. 4,957 4,918
FW2434228.UP.FTS.B, 31.29%, 1/14/27 .. 3,157 3,133
FW2430783.UP.FTS.B, 31.45%, 1/14/27 .. 9,692 675
FW2434302.UP.FTS.B, 31.74%, 1/14/27 .. 3,252 3,228
FW2435280.UP.FTS.B, 31.75%, 1/14/27 .. 12,916 12,820
FW2432670.UP.FTS.B, 31.91%, 1/14/27 .. 4,692 2,818
FW2430671.UP.FTS.B, 32%, 1/14/27 .... 1,953 1,938
FW2432424.UP.FTS.B, 32.08%, 1/14/27 .. 2,697 2,676
FW2430067.UP.FTS.B, 32.35%, 1/14/27 .. 4,559 4,525
FW2433366.UP.FTS.B, 32.7%, 1/14/27 ... 1,775 1,758
FW2435168.UP.FTS.B, 33.41%, 1/14/27 .. 1,621 1,605
FW2433720.UP.FTS.B, 33.91%, 1/14/27 .. 3,798 1,122
FW2429192.UP.FTS.B, 34.62%, 1/14/27 .. 6,166 6,122
L2435572.UP.FTS.B, 5.11%, 1/18/27 ..... 6,923 6,889
L2437289.UP.FTS.B, 5.21%, 1/18/27 .... 17,318 17,235
L2438850.UP.FTS.B, 5.32%, 1/18/27 .... 12,198 12,120
FW2437117.UP.FTS.B, 5.57%, 1/18/27 ... 10,402 10,352
L2435960.UP.FTS.B, 5.66%, 1/18/27 .... 3,469 3,452
FW2438484.UP.FTS.B, 5.73%, 1/18/27 ... 8,675 8,633
L2437744.UP.FTS.B, 5.82%, 1/18/27 .... 3,032 3,018
L2436076.UP.FTS.B, 6.4%, 1/18/27 ..... 8,694 8,653
L2438702.UP.FTS.B, 6.59%, 1/18/27 .... 720 716
L2436314.UP.FTS.B, 6.73%, 1/18/27 .... 7,384 7,349
L2437712.UP.FTS.B, 7.07%, 1/18/27 .... 4,980 4,955
L2436167.UP.FTS.B, 7.17%, 1/18/27 .... 23,256 1,618
L2436166.UP.FTS.B, 7.3%, 1/18/27 ..... 8,720 8,679
L2437375.UP.FTS.B, 7.41%, 1/18/27 .... 13,085 13,023
FW2435037.UP.FTS.B, 7.47%, 1/18/27 ... 12,123 12,040
FW2435774.UP.FTS.B, 7.71%, 1/18/27 ... 2,620 2,602
L2437526.UP.FTS.B, 8.11%, 1/18/27 ..... 4,721 4,689

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2435968.UP.FTS.B, 8.28%, 1/18/27 .... $ 43,740 $ 43,441
L2437670.UP.FTS.B, 8.31%, 1/18/27 .... 4,369 4,339
L2435758.UP.FTS.B, 8.38%, 1/18/27 .... 5,688 5,649
FW2437100.UP.FTS.B, 8.44%, 1/18/27 ... 5,251 5,216
FW2435979.UP.FTS.B, 8.48%, 1/18/27 ... 15,578 15,470
L2438360.UP.FTS.B, 8.62%, 1/18/27 .... 15,110 14,206
FW2436679.UP.FTS.B, 8.8%, 1/18/27 .... 4,381 4,352
FW2436617.UP.FTS.B, 8.87%, 1/18/27 ... 4,385 4,355
L2436019.UP.FTS.B, 8.91%, 1/18/27 .... 4,821 4,788
FW2436236.UP.FTS.B, 9.07%, 1/18/27 ... 2,017 2,003
L2438471.UP.FTS.B, 9.13%, 1/18/27 .... 9,325 1,256
L2436597.UP.FTS.B, 9.15%, 1/18/27 .... 4,386 4,357
L2439024.UP.FTS.B, 9.19%, 1/18/27 .... 43,735 43,435
FW2437428.UP.FTS.B, 9.23%, 1/18/27 ... 3,681 3,655
FW2438526.UP.FTS.B, 9.32%, 1/18/27 ... 5,266 5,231
L2439293.UP.FTS.B, 9.38%, 1/18/27 .... 4,389 4,360
L2436825.UP.FTS.B, 9.41%, 1/18/27 .... 38,630 38,368
L2435641.UP.FTS.B, 9.42%, 1/18/27 .... 13,130 13,041
FW2437343.UP.FTS.B, 9.49%, 1/18/27 ... 5,269 5,234
L2437642.UP.FTS.B, 9.64%, 1/18/27 .... 1,144 1,135
L2436109.UP.FTS.B, 9.68%, 1/18/27 .... 43,795 43,496
L2438805.UP.FTS.B, 9.71%, 1/18/27 .... 10,106 10,038
L2438298.UP.FTS.B, 9.72%, 1/18/27 .... 13,403 12,600
L2438087.UP.FTS.B, 9.91%, 1/18/27 .... 41,329 41,050
L2405316.UP.FTS.B, 10.34%, 1/18/27 .... 1,760 1,690
L2435766.UP.FTS.B, 10.44%, 1/18/27 .... 10,129 10,061
L2435811.UP.FTS.B, 10.45%, 1/18/27 .... 35,234 34,996
FW2436675.UP.FTS.B, 10.58%, 1/18/27 .. 8,812 8,732
L2435930.UP.FTS.B, 10.61%, 1/18/27 .... 777 770
FW2435900.UP.FTS.B, 11.42%, 1/18/27 .. 4,771 4,727
L2437164.UP.FTS.B, 11.6%, 1/18/27 ..... 5,304 5,256
L2437916.UP.FTS.B, 11.63%, 1/18/27 .... 4,420 4,380
FW2438742.UP.FTS.B, 11.7%, 1/18/27 ... 8,977 8,437
L2435975.UP.FTS.B, 12.06%, 1/18/27 .... 5,391 5,067
FW2436806.UP.FTS.B, 12.34%, 1/18/27 .. 8,859 8,779
L2431628.UP.FTS.B, 12.97%, 1/18/27 .... 13,313 13,192
L2437498.UP.FTS.B, 13%, 1/18/27 ...... 44,383 43,982
FW2436712.UP.FTS.B, 13.19%, 1/18/27 .. 24,868 24,643
L2436053.UP.FTS.B, 13.19%, 1/18/27 .... 39,966 39,605
L2439073.UP.FTS.B, 13.38%, 1/18/27 .... 11,552 11,448
L2435800.UP.FTS.B, 13.45%, 1/18/27 .... 2,667 2,643
L2438687.UP.FTS.B, 13.46%, 1/18/27 .... 26,614 26,373
FW2438200.UP.FTS.B, 13.65%, 1/18/27 .. 824 816
L2436944.UP.FTS.B, 13.68%, 1/18/27 .... 26,683 26,443
FW2434310.UP.FTS.B, 13.84%, 1/18/27 .. 15,616 1,125
L2438233.UP.FTS.B, 13.97%, 1/18/27 .... 44,509 44,109
FW2435953.UP.FTS.B, 14.04%, 1/18/27 .. 3,116 3,088
FW2386556.UP.FTS.B, 14.67%, 1/18/27 .. 23,994 23,778
L2435828.UP.FTS.B, 15.11%, 1/18/27 .... 8,931 8,851
L2436170.UP.FTS.B, 15.51%, 1/18/27 .... 4,470 4,414
FW2437715.UP.FTS.B, 16.25%, 1/18/27 .. 22,262 21,977
L2436120.UP.FTS.B, 16.49%, 1/18/27 .... 2,690 2,656
FW2437419.UP.FTS.B, 16.93%, 1/18/27 .. 13,464 13,344
L2437345.UP.FTS.B, 17.3%, 1/18/27 .... 9,883 9,759
L2436245.UP.FTS.B, 17.45%, 1/18/27 .... 6,323 6,244
L2436235.UP.FTS.B, 19.1%, 1/18/27 .... 4,127 3,877
FW2433283.UP.FTS.B, 19.48%, 1/18/27 .. 4,515 4,458
L2437183.UP.FTS.B, 19.56%, 1/18/27 .... 4,971 4,896
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2431623.UP.FTS.B, 19.58%, 1/18/27 .... $ 34,893 $ 34,457
L2437520.UP.FTS.B, 19.6%, 1/18/27 .... 4,986 4,909
L2437522.UP.FTS.B, 20.01%, 1/18/27 .... 1,357 1,337
L2436835.UP.FTS.B, 20.74%, 1/18/27 .... 13,599 13,488
L2437784.UP.FTS.B, 21.86%, 1/18/27 .... 8,889 8,753
L2438983.UP.FTS.B, 22.44%, 1/18/27 .... 36,129 35,813
L2438751.UP.FTS.B, 22.96%, 1/18/27 .... 5,454 5,408
L2438096.UP.FTS.B, 23.15%, 1/18/27 .... 2,006 1,990
L2436458.UP.FTS.B, 23.16%, 1/18/27 .... 1,814 1,798
L2435681.UP.FTS.B, 23.28%, 1/18/27 .... 1,820 1,805
FW2436112.UP.FTS.B, 23.4%, 1/18/27 ... 3,194 3,168
FW2436384.UP.FTS.B, 23.41%, 1/18/27 .. 7,071 2,065
L2436533.UP.FTS.B, 23.74%, 1/18/27 .... 10,959 10,869
L2435597.UP.FTS.B, 23.94%, 1/18/27 .... 4,402 4,359
L2439317.UP.FTS.B, 24.04%, 1/18/27 .... 914 900
L2437454.UP.FTS.B, 24.13%, 1/18/27 .... 1,828 1,813
L2435765.UP.FTS.B, 24.15%, 1/18/27 .... 1,463 1,451
L2437360.UP.FTS.B, 24.68%, 1/18/27 .... 1,544 1,522
L2438451.UP.FTS.B, 24.73%, 1/18/27 .... 6,607 6,542
L2435608.UP.FTS.B, 24.85%, 1/18/27 .... 1,374 1,362
L2438797.UP.FTS.B, 24.88%, 1/18/27 .... 1,007 999
L2436225.UP.FTS.B, 25.02%, 1/18/27 .... 1,374 1,363
L2437383.UP.FTS.B, 25.04%, 1/18/27 .... 10,993 10,902
FW2437437.UP.FTS.B, 25.06%, 1/18/27 .. 17,406 17,256
L2435949.UP.FTS.B, 25.18%, 1/18/27 .... 2,635 2,607
L2438923.UP.FTS.B, 25.2%, 1/18/27 .... 1,833 1,818
L2436937.UP.FTS.B, 25.26%, 1/18/27 .... 1,752 126
L2435111.UP.FTS.B, 25.27%, 1/18/27 .... 1,833 1,818
L2437834.UP.FTS.B, 25.39%, 1/18/27 .... 9,993 9,842
L2437709.UP.FTS.B, 25.43%, 1/18/27 .... 2,336 167
FW2437643.UP.FTS.B, 25.44%, 1/18/27 .. 16,474 16,337
L2435585.UP.FTS.B, 25.45%, 1/18/27 .... 1,177 1,164
L2435792.UP.FTS.B, 25.45%, 1/18/27 .... 2,292 2,258
L2435644.UP.FTS.B, 25.47%, 1/18/27 .... 11,553 11,458
L2435696.UP.FTS.B, 25.47%, 1/18/27 .... 6,419 6,367
L2435936.UP.FTS.B, 25.47%, 1/18/27 .... 1,834 1,819
L2436279.UP.FTS.B, 25.97%, 1/18/27 .... 3,764 3,733
FW2435607.UP.FTS.B, 26.08%, 1/18/27 .. 2,279 2,255
FW2439188.UP.FTS.B, 26.09%, 1/18/27 .. 8,352 8,251
L2436396.UP.FTS.B, 26.15%, 1/18/27 .... 27,661 8,076
FW2436593.UP.FTS.B, 26.2%, 1/18/27 ... 12,729 12,531
FW2437462.UP.FTS.B, 26.24%, 1/18/27 .. 45,928 45,550
FW2435944.UP.FTS.B, 26.26%, 1/18/27 .. 3,594 3,562
L2436823.UP.FTS.B, 26.4%, 1/18/27 .... 3,584 3,554
FW2436713.UP.FTS.B, 26.86%, 1/18/27 .. 9,172 9,095
FW2435703.UP.FTS.B, 27.19%, 1/18/27 .. 1,381 1,360
FW2438660.UP.FTS.B, 27.49%, 1/18/27 .. 3,685 3,655
L2437504.UP.FTS.B, 27.79%, 1/18/27 .... 1,659 1,645
FW2435658.UP.FTS.B, 27.83%, 1/18/27 .. 220 208
FW2436155.UP.FTS.B, 27.89%, 1/18/27 .. 8,363 8,291
FW2437301.UP.FTS.B, 28.28%, 1/18/27 .. 27,083 26,136
FW2436660.UP.FTS.B, 28.46%, 1/18/27 .. 3,692 3,662
FW2435922.UP.FTS.B, 28.48%, 1/18/27 .. 3,693 3,663
FW2435640.UP.FTS.B, 28.51%, 1/18/27 .. 4,655 4,411
FW2438088.UP.FTS.B, 28.61%, 1/18/27 .. 4,432 4,395
FW2435573.UP.FTS.B, 28.71%, 1/18/27 .. 8,681 8,610
FW2438416.UP.FTS.B, 28.97%, 1/18/27 .. 1,386 1,375
FW2437955.UP.FTS.B, 29.06%, 1/18/27 .. 33,578 13

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2437152.UP.FTS.B, 29.32%, 1/18/27 .. $ 7,050 $ 6,988
FW2435672.UP.FTS.B, 29.47%, 1/18/27 .. 1,390 1,317
FW2436839.UP.FTS.B, 29.58%, 1/18/27 .. 284 280
FW2438725.UP.FTS.B, 29.91%, 1/18/27 .. 5,594 1,640
FW2435140.UP.FTS.B, 30.13%, 1/18/27 .. 8,411 7,970
FW2436127.UP.FTS.B, 30.15%, 1/18/27 .. 7,139 1,071
FW2438349.UP.FTS.B, 30.51%, 1/18/27 .. 1,484 1,468
FW2436417.UP.FTS.B, 30.84%, 1/18/27 .. 5,565 5,519
FW2438913.UP.FTS.B, 30.85%, 1/18/27 .. 1,589 1,576
FW2437431.UP.FTS.B, 30.95%, 1/18/27 .. 1,664 1,650
FW2438777.UP.FTS.B, 30.99%, 1/18/27 .. 1,392 1,380
FW2438891.UP.FTS.B, 31.01%, 1/18/27 .. 4,640 1,367
FW2437637.UP.FTS.B, 31.11%, 1/18/27 .. 1,578 1,565
FW2437597.UP.FTS.B, 31.16%, 1/18/27 .. 1,125 1,066
FW2435617.UP.FTS.B, 31.17%, 1/18/27 .. 5,481 5,420
FW2438645.UP.FTS.B, 31.19%, 1/18/27 .. 2,971 2,947
FW2438905.UP.FTS.B, 31.2%, 1/18/27 ... 1,985 2
FW2437702.UP.FTS.B, 31.33%, 1/18/27 .. 1,709 1,682
FW2437284.UP.FTS.B, 31.34%, 1/18/27 .. 1,384 1,337
FW2438118.UP.FTS.B, 31.57%, 1/18/27 .. 7,617 7,555
FW2438330.UP.FTS.B, 31.74%, 1/18/27 .. 3,345 3,318
FW2437025.UP.FTS.B, 32.34%, 1/18/27 .. 4,373 4,337
L2604537.UP.FTS.B, 4.81%, 2/10/27 .... 19,183 19,092
L2607506.UP.FTS.B, 5.59%, 2/10/27 .... 44,099 43,894
FW2607187.UP.FTS.B, 7.26%, 2/10/27 ... 35,454 35,206
L2528315.UP.FTS.B, 7.51%, 2/10/27 .... 10,200 10,129
L2604772.UP.FTS.B, 7.89%, 2/10/27 .... 24,064 23,896
L2604123.UP.FTS.B, 8.47%, 2/10/27 .... 8,005 7,949
L2608785.UP.FTS.B, 8.52%, 2/10/27 .... 12,898 12,809
L2609006.UP.FTS.B, 8.83%, 2/10/27 .... 8,013 7,958
FW2594995.UP.FTS.B, 9.66%, 2/10/27 ... 25,879 25,703
L2607571.UP.FTS.B, 9.71%, 2/10/27 .... 17,850 17,729
L2606288.UP.FTS.B, 9.78%, 2/10/27 .... 6,886 6,837
L2604523.UP.FTS.B, 10.02%, 2/10/27 .... 15,632 15,526
L2608678.UP.FTS.B, 11.38%, 2/10/27 .... 4,035 3,996
L2608808.UP.FTS.B, 11.45%, 2/10/27 .... 2,200 2,174
L2603278.UP.FTS.B, 11.56%, 2/10/27 .... 5,240 5,187
L2606699.UP.FTS.B, 11.87%, 2/10/27 .... 21,522 21,315
L2608120.UP.FTS.B, 12.12%, 2/10/27 .... 24,165 23,935
L2607500.UP.FTS.B, 12.17%, 2/10/27 .... 16,459 16,302
L2606144.UP.FTS.B, 12.19%, 2/10/27 .... 4,312 4,261
L2602160.UP.FTS.B, 13.05%, 2/10/27 .... 7,654 7,582
L2606798.UP.FTS.B, 13.38%, 2/10/27 .... 9,013 8,927
L2605310.UP.FTS.B, 13.4%, 2/10/27 .... 6,029 5,971
L2604725.UP.FTS.B, 13.41%, 2/10/27 .... 2,979 2,951
L2608712.UP.FTS.B, 13.54%, 2/10/27 .... 3,607 3,573
L2607120.UP.FTS.B, 13.67%, 2/10/27 .... 15,784 15,628
L2607960.UP.FTS.B, 13.74%, 2/10/27 .... 6,766 6,702
FW2604743.UP.FTS.B, 13.75%, 2/10/27 .. 11,728 11,617
L2581968.UP.FTS.B, 13.8%, 2/10/27 .... 9,960 9,864
FW2606882.UP.FTS.B, 13.95%, 2/10/27 .. 7,221 7,153
FW2605016.UP.FTS.B, 14.07%, 2/10/27 .. 27,809 27,546
L2560503.UP.FTS.B, 14.15%, 2/10/27 .... 22,577 22,364
FW2608211.UP.FTS.B, 14.17%, 2/10/27 .. 27,093 26,838
L2603024.UP.FTS.B, 14.31%, 2/10/27 .... 6,312 6,252
L2607639.UP.FTS.B, 14.65%, 2/10/27 .... 28,844 28,573
L2603034.UP.FTS.B, 14.68%, 2/10/27 .... 9,404 9,275
L2603677.UP.FTS.B, 14.69%, 2/10/27 .... 13,564 13,437
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2606203.UP.FTS.B, 14.78%, 2/10/27 .. $ 2,894 $ 2,867
FW2602616.UP.FTS.B, 14.79%, 2/10/27 .. 45,466 45,048
L2603660.UP.FTS.B, 14.88%, 2/10/27 .... 7,910 7,832
FW2608483.UP.FTS.B, 15.02%, 2/10/27 .. 6,423 3,369
FW2608870.UP.FTS.B, 15.02%, 2/10/27 .. 13,535 13,407
FW2607554.UP.FTS.B, 15.11%, 2/10/27 .. 4,713 4,648
L2602863.UP.FTS.B, 15.13%, 2/10/27 .... 3,621 3,571
FW2602511.UP.FTS.B, 15.19%, 2/10/27 .. 25,533 25,294
L2607940.UP.FTS.B, 15.26%, 2/10/27 .... 5,679 5,625
L2605446.UP.FTS.B, 15.44%, 2/10/27 .... 3,986 3,932
L2599419.UP.FTS.B, 15.54%, 2/10/27 .... 16,312 16,088
L2608264.UP.FTS.B, 15.55%, 2/10/27 .... 22,656 22,346
L2606023.UP.FTS.B, 15.7%, 2/10/27 .... 3,626 3,593
L2602901.UP.FTS.B, 15.85%, 2/10/27 .... 7,036 6,936
L2609082.UP.FTS.B, 16.06%, 2/10/27 .... 19,135 18,957
L2609598.UP.FTS.B, 16.23%, 2/10/27 .... 13,616 13,430
L2607076.UP.FTS.B, 16.42%, 2/10/27 .... 22,933 12,036
L2603136.UP.FTS.B, 17.13%, 2/10/27 .... 18,194 17,946
L2606954.UP.FTS.B, 17.42%, 2/10/27 .... 3,186 3,143
FW2602895.UP.FTS.B, 17.44%, 2/10/27 .. 9,566 9,436
L2604751.UP.FTS.B, 17.73%, 2/10/27 .... 911 899
FW2609494.UP.FTS.B, 18.3%, 2/10/27 ... 4,561 4,499
FW2607843.UP.FTS.B, 18.35%, 2/10/27 .. 6,976 6,874
FW2606517.UP.FTS.B, 18.44%, 2/10/27 .. 7,363 7,265
FW2604508.UP.FTS.B, 18.54%, 2/10/27 .. 4,599 4,524
FW2603450.UP.FTS.B, 19.07%, 2/10/27 .. 10,875 10,727
FW2606893.UP.FTS.B, 19.31%, 2/10/27 .. 4,571 4,495
FW2604033.UP.FTS.B, 19.37%, 2/10/27 .. 8,962 8,813
FW2607400.UP.FTS.B, 19.48%, 2/10/27 .. 1,838 1,808
L2607704.UP.FTS.B, 19.62%, 2/10/27 .... 10,755 10,611
FW2607917.UP.FTS.B, 19.71%, 2/10/27 .. 10,351 273
L2608142.UP.FTS.B, 19.78%, 2/10/27 .... 7,963 7,879
FW2605836.UP.FTS.B, 20.24%, 2/10/27 .. 1,833 1,802
L2609196.UP.FTS.B, 20.26%, 2/10/27 .... 5,498 5,407
FW2603798.UP.FTS.B, 20.35%, 2/10/27 .. 8,721 632
L2608662.UP.FTS.B, 20.51%, 2/10/27 .... 4,846 351
FW2608136.UP.FTS.B, 20.57%, 2/10/27 .. 3,668 3,607
L2607782.UP.FTS.B, 20.62%, 2/10/27 .... 2,913 2,878
L2604705.UP.FTS.B, 20.86%, 2/10/27 .... 6,011 5,946
L2607501.UP.FTS.B, 20.9%, 2/10/27 .... 5,506 5,448
L2580476.UP.FTS.B, 20.98%, 2/10/27 .... 2,883 2,826
FW2607597.UP.FTS.B, 21.25%, 2/10/27 .. 2,020 1,987
L2604520.UP.FTS.B, 21.28%, 2/10/27 .... 880 867
FW2601053.UP.FTS.B, 21.37%, 2/10/27 .. 1,378 1,355
L2609346.UP.FTS.B, 21.52%, 2/10/27 .... 19,295 18,976
L2603922.UP.FTS.B, 21.73%, 2/10/27 .... 5,053 5,000
L2608576.UP.FTS.B, 21.77%, 2/10/27 .... 3,861 3,821
FW2603891.UP.FTS.B, 21.96%, 2/10/27 .. 14,801 14,560
L2608126.UP.FTS.B, 22.06%, 2/10/27 .... 4,472 4,420
L2603732.UP.FTS.B, 22.26%, 2/10/27 .... 4,192 1,168
L2607211.UP.FTS.B, 22.39%, 2/10/27 .... 2,761 2,732
L2606901.UP.FTS.B, 22.53%, 2/10/27 .... 2,160 1,239
FW2607078.UP.FTS.B, 22.55%, 2/10/27 .. 2,855 2,825
FW2608208.UP.FTS.B, 22.58%, 2/10/27 .. 10,130 10,024
L2604735.UP.FTS.B, 22.59%, 2/10/27 .... 16,993 16,710
L2602916.UP.FTS.B, 22.8%, 2/10/27 .... 4,238 4,194
L2605822.UP.FTS.B, 22.8%, 2/10/27 .... 4,607 4,558
L2602456.UP.FTS.B, 22.85%, 2/10/27 .... 7,372 7,294

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2608552.UP.FTS.B, 22.9%, 2/10/27 .... $ 2,765 $ 2,736
L2608111.UP.FTS.B, 23.17%, 2/10/27 .... 14,845 14,690
FW2603295.UP.FTS.B, 23.18%, 2/10/27 .. 9,221 9,124
L2605681.UP.FTS.B, 23.22%, 2/10/27 .... 4,611 4,563
L2603641.UP.FTS.B, 23.37%, 2/10/27 .... 3,505 3,469
FW2602599.UP.FTS.B, 23.5%, 2/10/27 ... 7,260 2,080
L2608553.UP.FTS.B, 23.5%, 2/10/27 .... 8,278 8,189
L2606964.UP.FTS.B, 23.53%, 2/10/27 .... 923 913
L2606750.UP.FTS.B, 23.58%, 2/10/27 .... 1,843 1,058
L2606747.UP.FTS.B, 23.7%, 2/10/27 .... 9,164 9,063
FW2609091.UP.FTS.B, 23.84%, 2/10/27 .. 4,450 4,396
L2604424.UP.FTS.B, 24.29%, 2/10/27 .... 9,020 8,923
L2604262.UP.FTS.B, 24.39%, 2/10/27 .... 4,622 4,574
FW2605000.UP.FTS.B, 24.47%, 2/10/27 .. 5,085 5,032
FW2604966.UP.FTS.B, 24.55%, 2/10/27 .. 18,951 5,285
L2609347.UP.FTS.B, 24.63%, 2/10/27 .... 8,500 8,411
L2601898.UP.FTS.B, 24.69%, 2/10/27 .... 1,295 1,282
L2603565.UP.FTS.B, 24.79%, 2/10/27 .... 1,340 191
FW2608165.UP.FTS.B, 24.94%, 2/10/27 .. 33,070 9,497
FW2608779.UP.FTS.B, 24.99%, 2/10/27 .. 9,184 9,084
L2608693.UP.FTS.B, 24.99%, 2/10/27 .... 1,481 1,465
L2608510.UP.FTS.B, 25%, 2/10/27 ...... 1,851 1,832
L2605594.UP.FTS.B, 25.02%, 2/10/27 .... 2,592 2,565
FW2602240.UP.FTS.B, 25.03%, 2/10/27 .. 6,069 6,005
L2603615.UP.FTS.B, 25.04%, 2/10/27 .... 20,499 20,233
L2606879.UP.FTS.B, 25.04%, 2/10/27 .... 2,139 152
L2603919.UP.FTS.B, 25.13%, 2/10/27 .... 1,031 1,017
L2603328.UP.FTS.B, 25.17%, 2/10/27 .... 926 916
FW2603122.UP.FTS.B, 25.21%, 2/10/27 .. 4,631 4,555
L2604053.UP.FTS.B, 25.25%, 2/10/27 .... 1,759 1,741
L2606928.UP.FTS.B, 25.27%, 2/10/27 .... 1,945 1,913
L2578952.UP.FTS.B, 25.3%, 2/10/27 .... 931 267
L2607974.UP.FTS.B, 25.3%, 2/10/27 .... 8,613 8,523
L2609551.UP.FTS.B, 25.3%, 2/10/27 .... 2,408 2,383
FW2604982.UP.FTS.B, 25.32%, 2/10/27 .. 13,892 13,747
L2606195.UP.FTS.B, 25.33%, 2/10/27 .... 1,320 379
L2602226.UP.FTS.B, 25.35%, 2/10/27 .... 1,671 988
FW2608965.UP.FTS.B, 25.39%, 2/10/27 .. 6,484 6,416
FW2609019.UP.FTS.B, 25.41%, 2/10/27 .. 5,082 5,029
L2572476.UP.FTS.B, 25.45%, 2/10/27 .... 13,050 12,914
L2608845.UP.FTS.B, 25.47%, 2/10/27 .... 2,965 2,934
L2607608.UP.FTS.B, 25.48%, 2/10/27 .... 1,233 354
L2609282.UP.FTS.B, 25.49%, 2/10/27 .... 6,067 5,993
L2608348.UP.FTS.B, 25.54%, 2/10/27 .... 5,607 5,547
L2603713.UP.FTS.B, 25.81%, 2/10/27 .... 3,219 3,184
FW2604813.UP.FTS.B, 25.83%, 2/10/27 .. 6,490 6,422
L2586417.UP.FTS.B, 25.9%, 2/10/27 .... 8,994 8,900
FW2609054.UP.FTS.B, 25.93%, 2/10/27 .. 9,277 9,181
L2605704.UP.FTS.B, 25.94%, 2/10/27 .... 2,411 2,379
L2609436.UP.FTS.B, 26.18%, 2/10/27 .... 6,392 454
FW2606426.UP.FTS.B, 26.19%, 2/10/27 .. 3,218 3,182
FW2606616.UP.FTS.B, 26.25%, 2/10/27 .. 1,860 1,839
L2605322.UP.FTS.B, 26.41%, 2/10/27 .... 16,799 16,625
FW2604860.UP.FTS.B, 26.47%, 2/10/27 .. 5,105 5,052
FW2607306.UP.FTS.B, 26.66%, 2/10/27 .. 2,786 2,757
FW2608671.UP.FTS.B, 26.81%, 2/10/27 .. 9,421 5,611
FW2609287.UP.FTS.B, 26.96%, 2/10/27 .. 1,947 138
FW2606038.UP.FTS.B, 26.97%, 2/10/27 .. 981 963
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2607888.UP.FTS.B, 27.06%, 2/10/27 .. $ 12,028 $ 11,899
L2604862.UP.FTS.B, 27.57%, 2/10/27 .... 9,488 9,390
FW2605155.UP.FTS.B, 27.62%, 2/10/27 .. 2,321 673
FW2603425.UP.FTS.B, 27.81%, 2/10/27 .. 3,159 3,122
FW2608293.UP.FTS.B, 27.82%, 2/10/27 .. 21,171 1,495
FW2607049.UP.FTS.B, 28.08%, 2/10/27 .. 1,769 1,751
FW2608113.UP.FTS.B, 28.22%, 2/10/27 .. 3,477 3,441
L2602880.UP.FTS.B, 28.57%, 2/10/27 .... 4,026 41
FW2607742.UP.FTS.B, 28.79%, 2/10/27 .. 20,748 20,523
L2604713.UP.FTS.B, 28.85%, 2/10/27 .... 7,865 553
FW2607113.UP.FTS.B, 29.38%, 2/10/27 .. 2,953 210
FW2605555.UP.FTS.B, 29.52%, 2/10/27 .. 2,147 2,125
FW2607032.UP.FTS.B, 29.66%, 2/10/27 .. 25,400 25,138
FW2605866.UP.FTS.B, 29.72%, 2/10/27 .. 1,131 1,120
FW2605064.UP.FTS.B, 30.07%, 2/10/27 .. 4,092 1,184
FW2608931.UP.FTS.B, 30.09%, 2/10/27 .. 6,852 1,982
FW2607425.UP.FTS.B, 30.29%, 2/10/27 .. 1,888 1,127
FW2602228.UP.FTS.B, 30.45%, 2/10/27 .. 6,665 1,939
FW2607282.UP.FTS.B, 30.52%, 2/10/27 .. 5,700 5,641
FW2608393.UP.FTS.B, 30.6%, 2/10/27 ... 1,905 551
FW2606855.UP.FTS.B, 30.72%, 2/10/27 .. 2,263 160
FW2608035.UP.FTS.B, 30.99%, 2/10/27 .. 1,066 (14)
FW2606199.UP.FTS.B, 31.02%, 2/10/27 .. 2,906 421
FW2608087.UP.FTS.B, 31.16%, 2/10/27 .. 4,052 287
FW2607815.UP.FTS.B, 31.17%, 2/10/27 .. 2,424 2,399
FW2606754.UP.FTS.B, 31.29%, 2/10/27 .. 3,559 3,522
FW2606293.UP.FTS.B, 31.31%, 2/10/27 .. 4,683 4,635
FW2604964.UP.FTS.B, 31.43%, 2/10/27 .. 3,146 912
FW2607854.UP.FTS.B, 31.49%, 2/10/27 .. 5,621 5,563
FW2606856.UP.FTS.B, 31.53%, 2/10/27 .. 4,500 314
FW2602032.UP.FTS.B, 31.57%, 2/10/27 .. 4,942 4,891
FW2604730.UP.FTS.B, 31.73%, 2/10/27 .. 7,225 7,151
FW2601550.UP.FTS.B, 33.99%, 2/10/27 .. 2,541 367
L2610465.UP.FTS.B, 5.18%, 2/11/27 ..... 22,023 21,921
L2612729.UP.FTS.B, 6.04%, 2/11/27 ..... 13,131 13,070
L2570795.UP.FTS.B, 6.48%, 2/11/27 ..... 8,842 8,801
L2610259.UP.FTS.B, 6.78%, 2/11/27 ..... 5,488 5,463
FW2614143.UP.FTS.B, 6.93%, 2/11/27 ... 3,542 3,526
L2588879.UP.FTS.B, 7.55%, 2/11/27 ..... 1,331 1,325
L2611556.UP.FTS.B, 8.27%, 2/11/27 ..... 8,879 8,811
L2610842.UP.FTS.B, 9.27%, 2/11/27 ..... 9,984 9,916
L2613434.UP.FTS.B, 9.37%, 2/11/27 ..... 13,431 13,340
L2610221.UP.FTS.B, 9.67%, 2/11/27 ..... 895 889
FW2610585.UP.FTS.B, 9.75%, 2/11/27 ... 22,300 22,149
L2614166.UP.FTS.B, 10.03%, 2/11/27 .... 3,126 3,106
L2611172.UP.FTS.B, 10.14%, 2/11/27 .... 2,681 2,655
FW2612347.UP.FTS.B, 10.88%, 2/11/27 .. 35,926 35,588
L2611011.UP.FTS.B, 11.03%, 2/11/27 .... 14,492 14,354
FW2613043.UP.FTS.B, 11.2%, 2/11/27 ... 11,470 11,362
L2610880.UP.FTS.B, 11.35%, 2/11/27 .... 8,965 8,880
L2615397.UP.FTS.B, 11.54%, 2/11/27 .... 6,279 6,219
L2615183.UP.FTS.B, 12.14%, 2/11/27 .... 10,780 10,679
FW2614588.UP.FTS.B, 12.34%, 2/11/27 .. 6,831 6,767
L2615652.UP.FTS.B, 12.4%, 2/11/27 ..... 3,776 3,740
FW2612477.UP.FTS.B, 12.41%, 2/11/27 .. 13,485 13,359
L2612452.UP.FTS.B, 12.6%, 2/11/27 ..... 9,894 9,802
L2614372.UP.FTS.B, 12.82%, 2/11/27 .... 14,573 14,437
L2614583.UP.FTS.B, 12.97%, 2/11/27 .... 9,904 9,811

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2604554.UP.FTS.B, 13.07%, 2/11/27 .. $ 18,011 $ 17,843
FW2615345.UP.FTS.B, 13.1%, 2/11/27 ... 9,336 9,241
L2615756.UP.FTS.B, 13.21%, 2/11/27 .... 4,205 4,164
L2614367.UP.FTS.B, 13.3%, 2/11/27 ..... 5,768 5,714
L2612579.UP.FTS.B, 13.46%, 2/11/27 .... 4,553 2,403
L2612166.UP.FTS.B, 13.67%, 2/11/27 .... 6,168 6,108
L2615304.UP.FTS.B, 13.86%, 2/11/27 .... 34,024 33,707
L2615143.UP.FTS.B, 13.89%, 2/11/27 .... 3,881 3,845
L2614922.UP.FTS.B, 13.97%, 2/11/27 .... 9,947 9,856
FW2612651.UP.FTS.B, 14.21%, 2/11/27 .. 22,255 22,043
L2612964.UP.FTS.B, 14.24%, 2/11/27 .... 10,839 10,739
L2613233.UP.FTS.B, 14.56%, 2/11/27 .... 3,777 958
L2614986.UP.FTS.B, 14.63%, 2/11/27 .... 4,521 4,479
L2613480.UP.FTS.B, 14.65%, 2/11/27 .... 10,850 10,750
L2612726.UP.FTS.B, 14.71%, 2/11/27 .... 21,810 21,607
L2615636.UP.FTS.B, 14.73%, 2/11/27 .... 25,652 25,295
L2612790.UP.FTS.B, 14.98%, 2/11/27 .... 14,298 14,167
L2612114.UP.FTS.B, 14.99%, 2/11/27 .... 7,783 7,711
L2614045.UP.FTS.B, 15.28%, 2/11/27 .... 5,434 5,384
L2615153.UP.FTS.B, 15.28%, 2/11/27 .... 10,867 10,721
L2610220.UP.FTS.B, 15.29%, 2/11/27 .... 7,245 7,148
L2610243.UP.FTS.B, 15.41%, 2/11/27 .... 8,153 8,044
FW2615365.UP.FTS.B, 15.66%, 2/11/27 .. 8,612 8,533
L2539854.UP.FTS.B, 15.78%, 2/11/27 .... 4,080 4,025
FW2613396.UP.FTS.B, 15.97%, 2/11/27 .. 1,996 1,969
L2614279.UP.FTS.B, 15.97%, 2/11/27 .... 3,061 123
L2614929.UP.FTS.B, 16.21%, 2/11/27 .... 4,085 4,048
FW2612990.UP.FTS.B, 16.24%, 2/11/27 .. 8,625 8,509
L2611366.UP.FTS.B, 16.4%, 2/11/27 ..... 4,541 4,480
L2610647.UP.FTS.B, 16.52%, 2/11/27 .... 7,252 7,186
L2613656.UP.FTS.B, 16.55%, 2/11/27 .... 1,768 1,743
L2609633.UP.FTS.B, 17.1%, 2/11/27 ..... 5,003 4,921
L2611260.UP.FTS.B, 17.12%, 2/11/27 .... 19,299 19,037
L2613654.UP.FTS.B, 17.15%, 2/11/27 .... 7,418 7,317
L2612163.UP.FTS.B, 17.53%, 2/11/27 .... 3,005 2,965
FW2611103.UP.FTS.B, 17.75%, 2/11/27 .. 4,555 4,494
L2615159.UP.FTS.B, 17.82%, 2/11/27 .... 5,012 4,929
L2610018.UP.FTS.B, 17.84%, 2/11/27 .... 2,006 1,979
L2611326.UP.FTS.B, 18.28%, 2/11/27 .... 9,110 8,961
L2613884.UP.FTS.B, 18.39%, 2/11/27 .... 3,657 3,597
FW2610493.UP.FTS.B, 18.4%, 2/11/27 ... 1,603 1,577
L2605567.UP.FTS.B, 18.46%, 2/11/27 .... 4,956 4,890
FW2614597.UP.FTS.B, 18.7%, 2/11/27 ... 9,120 8,998
L2609725.UP.FTS.B, 18.91%, 2/11/27 .... 45,676 44,930
FW2609511.UP.FTS.B, 18.92%, 2/11/27 .. 11,876 11,718
FW2610980.UP.FTS.B, 18.94%, 2/11/27 .. 9,136 9,014
L2612186.UP.FTS.B, 18.97%, 2/11/27 .... 9,626 695
L2614124.UP.FTS.B, 18.99%, 2/11/27 .... 7,284 7,165
L2614413.UP.FTS.B, 19.06%, 2/11/27 .... 24,862 24,628
L2601501.UP.FTS.B, 19.21%, 2/11/27 .... 4,479 4,406
L2614334.UP.FTS.B, 19.21%, 2/11/27 .... 15,997 15,834
L2609505.UP.FTS.B, 19.3%, 2/11/27 ..... 1,737 1,722
FW2613564.UP.FTS.B, 19.34%, 2/11/27 .. 5,945 5,848
L2611253.UP.FTS.B, 19.34%, 2/11/27 .... 9,144 9,022
L2612816.UP.FTS.B, 19.36%, 2/11/27 .... 18,289 17,991
L2612042.UP.FTS.B, 19.42%, 2/11/27 .... 18,190 17,893
L2612995.UP.FTS.B, 19.69%, 2/11/27 .... 9,151 9,030
FW2611297.UP.FTS.B, 19.83%, 2/11/27 .. 13,852 13,672
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2600626.UP.FTS.B, 19.96%, 2/11/27 .... $ 45,807 $ 45,062
L2612449.UP.FTS.B, 20.03%, 2/11/27 .... 9,142 8,992
FW2614605.UP.FTS.B, 20.34%, 2/11/27 .. 4,101 4,058
L2613825.UP.FTS.B, 20.6%, 2/11/27 ..... 2,285 2,248
L2609761.UP.FTS.B, 20.76%, 2/11/27 .... 4,587 4,540
L2615540.UP.FTS.B, 20.79%, 2/11/27 .... 5,504 5,415
L2610020.UP.FTS.B, 20.86%, 2/11/27 .... 5,505 5,449
L2612113.UP.FTS.B, 20.93%, 2/11/27 .... 7,609 7,477
L2613671.UP.FTS.B, 21.11%, 2/11/27 .... 7,792 7,712
FW2612614.UP.FTS.B, 21.12%, 2/11/27 .. 8,997 8,905
FW2612937.UP.FTS.B, 21.48%, 2/11/27 .. 22,965 22,731
L2612062.UP.FTS.B, 21.51%, 2/11/27 .... 1,732 1,704
L2611316.UP.FTS.B, 21.54%, 2/11/27 .... 18,596 11,019
L2611816.UP.FTS.B, 21.62%, 2/11/27 .... 2,757 2,729
L2605257.UP.FTS.B, 21.7%, 2/11/27 ..... 919 910
L2615221.UP.FTS.B, 21.7%, 2/11/27 ..... 9,192 9,099
L2610270.UP.FTS.B, 21.86%, 2/11/27 .... 5,517 5,461
FW2613200.UP.FTS.B, 21.89%, 2/11/27 .. 9,328 5,348
L2615421.UP.FTS.B, 22.2%, 2/11/27 ..... 10,046 9,911
FW2611510.UP.FTS.B, 22.45%, 2/11/27 .. 10,260 2,940
L2612478.UP.FTS.B, 22.55%, 2/11/27 .... 1,473 1,458
L2610047.UP.FTS.B, 22.57%, 2/11/27 .... 2,947 2,917
L2609810.UP.FTS.B, 22.93%, 2/11/27 .... 10,388 746
L2610189.UP.FTS.B, 23.14%, 2/11/27 .... 9,844 9,737
L2612720.UP.FTS.B, 23.21%, 2/11/27 .... 922 907
L2614552.UP.FTS.B, 23.24%, 2/11/27 .... 4,940 2,926
L2614621.UP.FTS.B, 23.29%, 2/11/27 .... 23,874 23,630
L2604456.UP.FTS.B, 23.33%, 2/11/27 .... 3,205 230
L2612674.UP.FTS.B, 23.33%, 2/11/27 .... 1,829 1,809
FW2613747.UP.FTS.B, 23.43%, 2/11/27 .. 9,219 9,125
L2611969.UP.FTS.B, 23.47%, 2/11/27 .... 3,691 3,653
L2613560.UP.FTS.B, 23.51%, 2/11/27 .... 2,828 1,681
FW2603788.UP.FTS.B, 23.54%, 2/11/27 .. 11,652 1,692
L2610518.UP.FTS.B, 23.54%, 2/11/27 .... 28,145 27,861
L2611149.UP.FTS.B, 23.94%, 2/11/27 .... 18,471 18,284
L2579723.UP.FTS.B, 23.99%, 2/11/27 .... 13,855 13,715
L2615317.UP.FTS.B, 24.12%, 2/11/27 .... 6,929 6,839
L2614419.UP.FTS.B, 24.18%, 2/11/27 .... 2,587 2,561
L2613605.UP.FTS.B, 24.19%, 2/11/27 .... 4,859 104
L2614217.UP.FTS.B, 24.23%, 2/11/27 .... 2,317 2,293
L2612809.UP.FTS.B, 24.27%, 2/11/27 .... 1,294 1,281
FW2611588.UP.FTS.B, 24.58%, 2/11/27 .. 9,310 9,213
L2613285.UP.FTS.B, 24.59%, 2/11/27 .... 6,806 6,714
FW2610183.UP.FTS.B, 24.68%, 2/11/27 .. 5,451 390
FW2611057.UP.FTS.B, 24.84%, 2/11/27 .. 22,338 22,104
FW2610552.UP.FTS.B, 24.93%, 2/11/27 .. 3,702 3,664
L2613569.UP.FTS.B, 25.13%, 2/11/27 .... 926 916
L2610541.UP.FTS.B, 25.14%, 2/11/27 .... 926 911
FW2613750.UP.FTS.B, 25.19%, 2/11/27 .. 2,407 2,369
L2609605.UP.FTS.B, 25.19%, 2/11/27 .... 5,917 866
L2613208.UP.FTS.B, 25.22%, 2/11/27 .... 1,389 1,375
L2612096.UP.FTS.B, 25.23%, 2/11/27 .... 1,852 1,833
L2613943.UP.FTS.B, 25.28%, 2/11/27 .... 3,612 3,575
FW2613609.UP.FTS.B, 25.31%, 2/11/27 .. 9,261 9,112
L2608705.UP.FTS.B, 25.34%, 2/11/27 .... 10,651 10,544
FW2609818.UP.FTS.B, 25.35%, 2/11/27 .. 1,606 1,587
L2612020.UP.FTS.B, 25.35%, 2/11/27 .... 775 763
FW2614897.UP.FTS.B, 25.36%, 2/11/27 .. 3,149 3,117

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2614702.UP.FTS.B, 25.37%, 2/11/27 .... $ 4,004 $ 3,961
L2614470.UP.FTS.B, 25.38%, 2/11/27 .... 9,097 8,999
L2611708.UP.FTS.B, 25.41%, 2/11/27 .... 6,502 6,433
L2611511.UP.FTS.B, 25.43%, 2/11/27 .... 5,959 5,893
L2612279.UP.FTS.B, 25.43%, 2/11/27 .... 11,710 11,592
L2613393.UP.FTS.B, 25.43%, 2/11/27 .... 1,389 1,376
L2610473.UP.FTS.B, 25.47%, 2/11/27 .... 3,520 3,485
L2611698.UP.FTS.B, 25.48%, 2/11/27 .... 1,297 1,284
L2615261.UP.FTS.B, 25.48%, 2/11/27 .... 2,231 2,202
L2611590.UP.FTS.B, 25.53%, 2/11/27 .... 6,683 1,935
L2613244.UP.FTS.B, 25.74%, 2/11/27 .... 19,264 19,061
L2615219.UP.FTS.B, 25.79%, 2/11/27 .... 10,011 9,911
L2613952.UP.FTS.B, 25.83%, 2/11/27 .... 4,205 4,161
FW2614021.UP.FTS.B, 25.84%, 2/11/27 .. 9,897 9,792
FW2614342.UP.FTS.B, 25.94%, 2/11/27 .. 3,766 538
L2610715.UP.FTS.B, 26.1%, 2/11/27 ..... 13,917 13,694
L2612621.UP.FTS.B, 26.12%, 2/11/27 .... 5,493 5,430
FW2612923.UP.FTS.B, 26.13%, 2/11/27 .. 4,638 4,591
L2611604.UP.FTS.B, 26.15%, 2/11/27 .... 4,638 4,592
L2611846.UP.FTS.B, 26.23%, 2/11/27 .... 15,940 9,491
FW2611751.UP.FTS.B, 26.28%, 2/11/27 .. 3,248 3,215
L2611064.UP.FTS.B, 26.28%, 2/11/27 .... 2,736 791
FW2610025.UP.FTS.B, 26.29%, 2/11/27 .. 7,322 116
FW2612165.UP.FTS.B, 26.3%, 2/11/27 ... 11,784 11,666
FW2608384.UP.FTS.B, 26.32%, 2/11/27 .. 4,640 4,593
L2611375.UP.FTS.B, 26.37%, 2/11/27 .... 928 919
FW2611559.UP.FTS.B, 26.48%, 2/11/27 .. 3,249 3,217
L2614101.UP.FTS.B, 26.5%, 2/11/27 ..... 13,925 13,785
L2610613.UP.FTS.B, 26.51%, 2/11/27 .... 3,719 3,679
FW2612288.UP.FTS.B, 26.6%, 2/11/27 ... 9,285 9,192
FW2613347.UP.FTS.B, 26.68%, 2/11/27 .. 1,327 791
L2614297.UP.FTS.B, 26.71%, 2/11/27 .... 3,719 3,682
FW2610030.UP.FTS.B, 27.01%, 2/11/27 .. 3,402 989
FW2615594.UP.FTS.B, 27.19%, 2/11/27 .. 10,331 6,157
FW2611293.UP.FTS.B, 27.26%, 2/11/27 .. 4,605 4,556
FW2615414.UP.FTS.B, 27.43%, 2/11/27 .. 5,208 5,156
FW2614602.UP.FTS.B, 27.68%, 2/11/27 .. 18,861 18,620
FW2609816.UP.FTS.B, 27.78%, 2/11/27 .. 13,854 13,708
FW2615245.UP.FTS.B, 27.79%, 2/11/27 .. 7,444 7,370
FW2615845.UP.FTS.B, 27.84%, 2/11/27 .. 8,349 8,264
FW2612642.UP.FTS.B, 27.88%, 2/11/27 .. 2,000 1,977
FW2613189.UP.FTS.B, 27.88%, 2/11/27 .. 27,922 27,643
FW2613392.UP.FTS.B, 27.98%, 2/11/27 .. 11,171 11,059
L2612268.UP.FTS.B, 28.21%, 2/11/27 .... 2,446 1,459
FW2614513.UP.FTS.B, 28.27%, 2/11/27 .. 1,490 1,475
FW2614302.UP.FTS.B, 28.4%, 2/11/27 ... 8,693 8,583
FW2608240.UP.FTS.B, 28.43%, 2/11/27 .. 10,249 10,147
FW2608822.UP.FTS.B, 28.45%, 2/11/27 .. 8,010 7,924
FW2575001.UP.FTS.B, 28.46%, 2/11/27 .. 1,883 1,123
FW2610027.UP.FTS.B, 28.67%, 2/11/27 .. 4,679 4,630
FW2614134.UP.FTS.B, 28.75%, 2/11/27 .. 9,322 9,230
FW2615423.UP.FTS.B, 28.85%, 2/11/27 .. 14,025 13,877
FW2614677.UP.FTS.B, 28.98%, 2/11/27 .. 5,130 5,078
FW2612178.UP.FTS.B, 28.99%, 2/11/27 .. 2,966 2,912
FW2605210.UP.FTS.B, 29%, 2/11/27 .... 10,041 706
FW2610237.UP.FTS.B, 29.18%, 2/11/27 .. 9,588 5,740
FW2612243.UP.FTS.B, 29.25%, 2/11/27 .. 1,673 1,656
FW2609997.UP.FTS.B, 29.28%, 2/11/27 .. 7,449 (42)
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2612629.UP.FTS.B, 29.49%, 2/11/27 .. $ 960 $ 943
FW2612944.UP.FTS.B, 29.57%, 2/11/27 .. 6,909 6,840
FW2615145.UP.FTS.B, 29.62%, 2/11/27 .. 9,752 684
FW2615061.UP.FTS.B, 29.68%, 2/11/27 .. 1,868 1,850
FW2610875.UP.FTS.B, 29.89%, 2/11/27 .. 7,561 7,483
FW2611777.UP.FTS.B, 30.11%, 2/11/27 .. 2,792 2,763
FW2611171.UP.FTS.B, 30.34%, 2/11/27 .. 1,870 1,851
FW2611548.UP.FTS.B, 30.39%, 2/11/27 .. 1,309 1,296
FW2613551.UP.FTS.B, 30.41%, 2/11/27 .. 1,888 1,130
FW2609716.UP.FTS.B, 30.54%, 2/11/27 .. 1,590 1,574
FW2610223.UP.FTS.B, 30.62%, 2/11/27 .. 2,908 2,878
FW2613443.UP.FTS.B, 30.65%, 2/11/27 .. 931 922
FW2613911.UP.FTS.B, 30.67%, 2/11/27 .. 9,208 9,107
FW2607135.UP.FTS.B, 30.71%, 2/11/27 .. 2,526 2,501
FW2615716.UP.FTS.B, 30.71%, 2/11/27 .. 2,526 2,501
FW2614995.UP.FTS.B, 30.8%, 2/11/27 ... 456 448
FW2606538.UP.FTS.B, 30.84%, 2/11/27 .. 936 926
FW2610775.UP.FTS.B, 30.87%, 2/11/27 .. 1,310 1,297
FW2611696.UP.FTS.B, 30.9%, 2/11/27 ... 1,872 1,853
FW2612001.UP.FTS.B, 30.9%, 2/11/27 ... 2,340 2,316
FW2537180.UP.FTS.B, 30.91%, 2/11/27 .. 1,218 1,206
FW2609619.UP.FTS.B, 30.92%, 2/11/27 .. 2,649 2,621
FW2615294.UP.FTS.B, 30.92%, 2/11/27 .. 1,023 1,012
FW2610104.UP.FTS.B, 30.96%, 2/11/27 .. 1,886 546
FW2610795.UP.FTS.B, 30.98%, 2/11/27 .. 1,030 1,019
FW2609734.UP.FTS.B, 31%, 2/11/27 .... 1,220 1,207
FW2612663.UP.FTS.B, 31.02%, 2/11/27 .. 3,182 3,151
FW2614165.UP.FTS.B, 31.02%, 2/11/27 .. 3,218 225
FW2610734.UP.FTS.B, 31.08%, 2/11/27 .. 1,264 1,249
FW2610814.UP.FTS.B, 31.09%, 2/11/27 .. 6,867 1,980
FW2609546.UP.FTS.B, 31.1%, 2/11/27 ... 1,123 1,112
FW2611533.UP.FTS.B, 31.12%, 2/11/27 .. 4,033 3,985
FW2610616.UP.FTS.B, 31.16%, 2/11/27 .. 9,737 9,641
FW2614591.UP.FTS.B, 31.17%, 2/11/27 .. 1,111 1,099
FW2611339.UP.FTS.B, 31.23%, 2/11/27 .. 2,445 2,418
FW2613645.UP.FTS.B, 31.4%, 2/11/27 ... 1,725 1,702
FW2610773.UP.FTS.B, 31.41%, 2/11/27 .. 13,488 13,354
FW2613010.UP.FTS.B, 31.5%, 2/11/27 ... 3,778 2,261
FW2611798.UP.FTS.B, 31.65%, 2/11/27 .. 7,945 4,756
FW2611159.UP.FTS.B, 31.78%, 2/11/27 .. 5,996 5,937
FW2612349.UP.FTS.B, 31.97%, 2/11/27 .. 6,188 6,127
FW2610510.UP.FTS.B, 33.6%, 2/11/27 ... 1,598 1,583
FW2599054.UP.FTS.B, 33.95%, 2/11/27 .. 2,181 153
FW2613644.UP.FTS.B, 33.97%, 2/11/27 .. 6,610 6,542
FW2614310.UP.FTS.B, 33.97%, 2/11/27 .. 2,088 1,253
FW2610903.UP.FTS.B, 34.14%, 2/11/27 .. 20,042 19,846
FW2615534.UP.FTS.B, 34.51%, 2/11/27 .. 4,613 4,568
FW2615210.UP.FTS.B, 34.61%, 2/11/27 .. 10,000 701
L2617298.UP.FTS.B, 5.1%, 2/14/27 ..... 9,688 9,642
L2618466.UP.FTS.B, 5.11%, 2/14/27 ..... 20,257 20,161
L2617141.UP.FTS.B, 5.84%, 2/14/27 .... 6,708 6,677
L2616590.UP.FTS.B, 7.87%, 2/14/27 .... 23,458 23,293
FW2617554.UP.FTS.B, 9.01%, 2/14/27 ... 3,908 3,881
L2616809.UP.FTS.B, 11.55%, 2/14/27 .... 5,378 5,327
L2618109.UP.FTS.B, 12.08%, 2/14/27 .... 30,180 29,893
L2616387.UP.FTS.B, 12.27%, 2/14/27 .... 6,291 6,231
L2618980.UP.FTS.B, 12.97%, 2/14/27 .... 15,306 15,160
L2617640.UP.FTS.B, 13%, 2/14/27 ...... 13,424 13,283

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2616181.UP.FTS.B, 13.1%, 2/14/27 ... $ 5,943 $ 3,121
L2616333.UP.FTS.B, 13.75%, 2/14/27 .... 31,575 31,275
L2617800.UP.FTS.B, 13.82%, 2/14/27 .... 4,795 4,750
L2617493.UP.FTS.B, 13.84%, 2/14/27 .... 19,491 19,306
L2615653.UP.FTS.B, 14.07%, 2/14/27 .... 2,696 2,671
L2618908.UP.FTS.B, 14.12%, 2/14/27 .... 27,102 26,845
L2610061.UP.FTS.B, 14.43%, 2/14/27 .... 22,593 22,378
FW2616422.UP.FTS.B, 14.55%, 2/14/27 .. 4,882 4,835
L2616226.UP.FTS.B, 14.8%, 2/14/27 .... 5,428 5,355
L2615988.UP.FTS.B, 15.04%, 2/14/27 .... 12,085 3,240
L2617062.UP.FTS.B, 15.98%, 2/14/27 .... 6,804 6,740
L2616756.UP.FTS.B, 16.56%, 2/14/27 .... 16,054 1,257
L2617675.UP.FTS.B, 16.73%, 2/14/27 .... 9,090 8,967
L2616432.UP.FTS.B, 16.81%, 2/14/27 .... 7,272 7,174
FW2616510.UP.FTS.B, 17.3%, 2/14/27 ... 4,184 4,115
FW2616193.UP.FTS.B, 17.47%, 2/14/27 .. 1,366 1,347
L2617103.UP.FTS.B, 18.14%, 2/14/27 .... 6,839 6,728
L2616245.UP.FTS.B, 18.36%, 2/14/27 .... 18,166 17,918
L2616168.UP.FTS.B, 18.99%, 2/14/27 .... 12,792 12,583
L2616269.UP.FTS.B, 19.1%, 2/14/27 .... 22,837 22,464
L2616072.UP.FTS.B, 19.58%, 2/14/27 .... 3,768 3,707
L2616155.UP.FTS.B, 19.61%, 2/14/27 .... 14,914 14,713
L2616722.UP.FTS.B, 19.8%, 2/14/27 .... 5,309 5,255
L2616852.UP.FTS.B, 19.82%, 2/14/27 .... 6,408 6,303
L2617650.UP.FTS.B, 20%, 2/14/27 ...... 6,231 6,105
L2616174.UP.FTS.B, 20.55%, 2/14/27 .... 1,281 1,260
FW2618465.UP.FTS.B, 20.69%, 2/14/27 .. 9,217 9,089
L2616268.UP.FTS.B, 21.47%, 2/14/27 .... 2,134 154
FW2615937.UP.FTS.B, 21.82%, 2/14/27 .. 9,129 9,035
L2614826.UP.FTS.B, 22.6%, 2/14/27 .... 5,085 5,030
L2616825.UP.FTS.B, 22.66%, 2/14/27 .... 5,342 5,288
L2618824.UP.FTS.B, 22.89%, 2/14/27 .... 3,963 3,923
FW2617069.UP.FTS.B, 23.16%, 2/14/27 .. 27,801 27,506
FW2616143.UP.FTS.B, 23.3%, 2/14/27 ... 6,213 1,803
L2617672.UP.FTS.B, 23.43%, 2/14/27 .... 7,381 7,306
L2616450.UP.FTS.B, 23.7%, 2/14/27 .... 9,231 9,107
L2615942.UP.FTS.B, 23.87%, 2/14/27 .... 17,083 16,909
L2616953.UP.FTS.B, 23.9%, 2/14/27 .... 4,738 1,369
L2616204.UP.FTS.B, 24.08%, 2/14/27 .... 3,695 3,658
L2616634.UP.FTS.B, 24.08%, 2/14/27 .... 6,487 6,382
L2617402.UP.FTS.B, 24.27%, 2/14/27 .... 3,231 3,178
L2612509.UP.FTS.B, 24.31%, 2/14/27 .... 5,546 5,489
L2616368.UP.FTS.B, 24.5%, 2/14/27 .... 9,986 9,884
FW2616861.UP.FTS.B, 24.71%, 2/14/27 .. 4,625 4,578
L2617237.UP.FTS.B, 25.14%, 2/14/27 .... 4,259 4,189
L2616214.UP.FTS.B, 25.17%, 2/14/27 .... 59 59
L2616717.UP.FTS.B, 25.42%, 2/14/27 .... 2,316 2,292
L2617627.UP.FTS.B, 25.47%, 2/14/27 .... 1,575 1,559
L2616342.UP.FTS.B, 25.49%, 2/14/27 .... 1,853 1,834
L2615878.UP.FTS.B, 25.5%, 2/14/27 .... 7,927 4,726
L2616295.UP.FTS.B, 25.51%, 2/14/27 .... 2,700 28
L2605072.UP.FTS.B, 25.64%, 2/14/27 .... 2,502 2,477
L2617283.UP.FTS.B, 25.65%, 2/14/27 .... 5,190 5,137
L2617648.UP.FTS.B, 25.74%, 2/14/27 .... 9,279 9,179
FW2617973.UP.FTS.B, 26.17%, 2/14/27 .. 7,050 6,979
L2616653.UP.FTS.B, 26.28%, 2/14/27 .... 3,160 3,125
FW2618179.UP.FTS.B, 26.76%, 2/14/27 .. 3,407 241
L2616680.UP.FTS.B, 26.86%, 2/14/27 .... 1,356 1,341
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2617548.UP.FTS.B, 27.57%, 2/14/27 .. $ 7,216 $ 7,088
FW2616127.UP.FTS.B, 27.61%, 2/14/27 .. 3,721 3,683
FW2617029.UP.FTS.B, 27.81%, 2/14/27 .. 1,907 1,885
FW2618197.UP.FTS.B, 27.81%, 2/14/27 .. 16,246 16,071
FW2617490.UP.FTS.B, 27.91%, 2/14/27 .. 29,786 29,481
FW2616788.UP.FTS.B, 28.08%, 2/14/27 .. 11,369 11,253
FW2617614.UP.FTS.B, 28.35%, 2/14/27 .. 18,830 18,637
FW2618814.UP.FTS.B, 28.99%, 2/14/27 .. 6,062 6,000
FW2616297.UP.FTS.B, 29.75%, 2/14/27 .. 5,342 791
FW2616093.UP.FTS.B, 29.88%, 2/14/27 .. 6,677 4,000
FW2617504.UP.FTS.B, 30.27%, 2/14/27 .. 18,229 18,041
FW2617595.UP.FTS.B, 30.34%, 2/14/27 .. 1,870 1,851
FW2616525.UP.FTS.B, 30.65%, 2/14/27 .. 6,080 6,018
FW2617952.UP.FTS.B, 30.8%, 2/14/27 ... 1,123 1,111
FW2618539.UP.FTS.B, 30.94%, 2/14/27 .. 5,646 5,586
FW2615979.UP.FTS.B, 30.99%, 2/14/27 .. 907 541
FW2618159.UP.FTS.B, 31.09%, 2/14/27 .. 5,742 5,682
FW2616218.UP.FTS.B, 31.14%, 2/14/27 .. 1,217 1,205
FW2616908.UP.FTS.B, 31.23%, 2/14/27 .. 4,869 4,819
FW2618241.UP.FTS.B, 31.49%, 2/14/27 .. 8,431 8,344
L1717984.UP.FTS.B, 22.49%, 2/15/27 .... 3,005 2,871
L1716537.UP.FTS.B, 25.41%, 2/15/27 .... 1,676 1,650
FW1887715.UP.FTS.B, 13.02%, 3/20/27 .. 7,140 7,082
L1883950.UP.FTS.B, 24.4%, 3/20/27 .... 6,545 6,213
FW1884837.UP.FTS.B, 25.6%, 3/20/27 ... 30,498 30,267
FW1884398.UP.FTS.B, 30.02%, 3/20/27 .. 4,767 4,740
FW1884144.UP.FTS.B, 31.17%, 3/20/27 .. 21,697 21,550
FW1884662.UP.FTS.B, 31.19%, 3/20/27 .. 2,414 2,402
FW2949972.UP.FTS.B, 5.25%, 4/14/27 ... 5,469 5,450
L2949814.UP.FTS.B, 5.88%, 4/14/27 .... 7,974 7,945
L2950297.UP.FTS.B, 6.09%, 4/14/27 .... 3,927 3,914
L2949364.UP.FTS.B, 6.36%, 4/14/27 .... 2,010 2,004
L2949121.UP.FTS.B, 6.79%, 4/14/27 .... 15,640 15,591
L2950010.UP.FTS.B, 6.8%, 4/14/27 ..... 6,403 6,382
L2949215.UP.FTS.B, 6.84%, 4/14/27 .... 17,654 17,599
L2951687.UP.FTS.B, 7.49%, 4/14/27 .... 12,825 12,786
L2951012.UP.FTS.B, 7.81%, 4/14/27 .... 10,786 10,750
L2951121.UP.FTS.B, 7.86%, 4/14/27 ..... 14,544 14,460
L2949243.UP.FTS.B, 7.9%, 4/14/27 ..... 5,868 5,850
L2950930.UP.FTS.B, 9.09%, 4/14/27 .... 5,883 5,851
L2949685.UP.FTS.B, 9.14%, 4/14/27 .... 3,677 3,658
L2949220.UP.FTS.B, 9.21%, 4/14/27 .... 7,533 7,488
L2949833.UP.FTS.B, 9.25%, 4/14/27 .... 19,954 19,846
L2949108.UP.FTS.B, 9.33%, 4/14/27 .... 14,807 14,730
FW2951315.UP.FTS.B, 9.91%, 4/14/27 ... 5,894 5,863
L2951245.UP.FTS.B, 9.94%, 4/14/27 .... 9,209 9,162
L2950563.UP.FTS.B, 10.38%, 4/14/27 .... 8,322 8,280
L2949486.UP.FTS.B, 10.53%, 4/14/27 .... 23,074 22,958
L2934626.UP.FTS.B, 10.81%, 4/14/27 .... 6,443 6,391
FW2951659.UP.FTS.B, 10.85%, 4/14/27 .. 7,935 7,873
L2948956.UP.FTS.B, 10.94%, 4/14/27 .... 24,639 24,447
L2951595.UP.FTS.B, 10.95%, 4/14/27 .... 5,906 5,860
L2950964.UP.FTS.B, 11.19%, 4/14/27 .... 9,211 9,137
L2950306.UP.FTS.B, 11.59%, 4/14/27 .... 23,120 22,941
L2928558.UP.FTS.B, 11.88%, 4/14/27 .... 9,894 9,818
FW2950525.UP.FTS.B, 11.91%, 4/14/27 .. 46,249 45,894
L2950021.UP.FTS.B, 11.97%, 4/14/27 .... 9,248 9,177
L2944042.UP.FTS.B, 12.19%, 4/14/27 .... 17,024 16,893

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2942764.UP.FTS.B, 12.22%, 4/14/27 .... $ 12,491 $ 12,395
L2950992.UP.FTS.B, 12.3%, 4/14/27 .... 11,639 11,578
L2950027.UP.FTS.B, 12.33%, 4/14/27 .... 39,794 39,490
L2950333.UP.FTS.B, 12.69%, 4/14/27 .... 3,705 3,676
FW2951712.UP.FTS.B, 12.87%, 4/14/27 .. 5,039 4,989
L2951152.UP.FTS.B, 13.05%, 4/14/27 .... 23,287 23,115
FW2948780.UP.FTS.B, 13.13%, 4/14/27 .. 13,904 13,799
L2949635.UP.FTS.B, 13.18%, 4/14/27 .... 3,615 3,588
L2948733.UP.FTS.B, 13.2%, 4/14/27 .... 6,489 6,440
FW2951429.UP.FTS.B, 13.47%, 4/14/27 .. 3,246 3,222
FW2949810.UP.FTS.B, 13.53%, 4/14/27 .. 11,781 11,693
L2950093.UP.FTS.B, 13.53%, 4/14/27 .... 1,855 1,841
FW2949125.UP.FTS.B, 13.6%, 4/14/27 ... 3,990 3,960
L2951842.UP.FTS.B, 13.62%, 4/14/27 .... 41,473 41,162
L2950742.UP.FTS.B, 13.63%, 4/14/27 .... 9,278 9,209
L2949941.UP.FTS.B, 13.81%, 4/14/27 .... 2,785 2,764
L2951001.UP.FTS.B, 14.01%, 4/14/27 .... 7,894 7,835
FW2951854.UP.FTS.B, 14.02%, 4/14/27 .. 17,643 17,511
L2950227.UP.FTS.B, 14.3%, 4/14/27 .... 7,897 7,839
L2949763.UP.FTS.B, 14.31%, 4/14/27 .... 6,031 5,984
FW2951175.UP.FTS.B, 14.6%, 4/14/27 ... 2,045 2,030
L2949275.UP.FTS.B, 14.68%, 4/14/27 .... 3,511 3,484
FW2949070.UP.FTS.B, 14.69%, 4/14/27 .. 24,873 24,680
L2949907.UP.FTS.B, 14.84%, 4/14/27 .... 3,534 3,508
FW2949368.UP.FTS.B, 15%, 4/14/27 .... 2,605 2,575
L2949507.UP.FTS.B, 15.04%, 4/14/27 .... 10,234 10,159
L2951597.UP.FTS.B, 15.07%, 4/14/27 .... 19,818 19,673
L2948932.UP.FTS.B, 15.2%, 4/14/27 .... 1,396 1,386
FW2949221.UP.FTS.B, 15.23%, 4/14/27 .. 9,516 5,003
L2951339.UP.FTS.B, 15.29%, 4/14/27 .... 16,010 15,893
FW2950466.UP.FTS.B, 15.31%, 4/14/27 .. 1,562 1,550
L2951714.UP.FTS.B, 15.35%, 4/14/27 .... 12,940 12,846
L2950927.UP.FTS.B, 15.36%, 4/14/27 .... 3,538 3,512
FW2950600.UP.FTS.B, 15.45%, 4/14/27 .. 2,142 2,126
L2949017.UP.FTS.B, 15.76%, 4/14/27 .... 2,236 2,220
L2950524.UP.FTS.B, 15.81%, 4/14/27 .... 3,575 961
FW2949910.UP.FTS.B, 15.84%, 4/14/27 .. 9,188 9,080
L2950042.UP.FTS.B, 16.06%, 4/14/27 .... 1,585 1,567
L2949733.UP.FTS.B, 16.07%, 4/14/27 .... 2,970 2,948
L2950095.UP.FTS.B, 16.16%, 4/14/27 .... 18,647 18,513
FW2946278.UP.FTS.B, 16.33%, 4/14/27 .. 12,977 12,824
FW2951296.UP.FTS.B, 16.35%, 4/14/27 .. 10,396 1,424
L2949405.UP.FTS.B, 16.41%, 4/14/27 .... 18,655 18,522
L2949640.UP.FTS.B, 16.6%, 4/14/27 .... 3,750 3,709
L2949916.UP.FTS.B, 16.64%, 4/14/27 .... 23,329 23,163
L2951791.UP.FTS.B, 16.65%, 4/14/27 .... 8,044 7,987
L2948755.UP.FTS.B, 16.72%, 4/14/27 .... 8,120 8,029
FW2949098.UP.FTS.B, 16.95%, 4/14/27 .. 4,541 4,506
FW2950896.UP.FTS.B, 16.97%, 4/14/27 .. 9,339 9,273
L2950072.UP.FTS.B, 17.03%, 4/14/27 .... 4,669 4,617
FW2951535.UP.FTS.B, 17.04%, 4/14/27 .. 18,864 18,652
FW2950139.UP.FTS.B, 17.09%, 4/14/27 .. 9,217 9,147
L2951449.UP.FTS.B, 17.19%, 4/14/27 .... 27,706 27,500
FW2948748.UP.FTS.B, 17.23%, 4/14/27 .. 4,671 4,619
L2948803.UP.FTS.B, 17.33%, 4/14/27 .... 4,084 4,037
L2949925.UP.FTS.B, 17.43%, 4/14/27 .... 9,345 9,241
L2951584.UP.FTS.B, 17.47%, 4/14/27 .... 7,477 7,393
L2950883.UP.FTS.B, 17.71%, 4/14/27 .... 13,978 13,875
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2951624.UP.FTS.B, 17.77%, 4/14/27 .... $ 20,354 $ 11,292
FW2949561.UP.FTS.B, 17.84%, 4/14/27 .. 19,640 19,366
FW2950962.UP.FTS.B, 17.87%, 4/14/27 .. 6,224 1,678
L2951172.UP.FTS.B, 17.98%, 4/14/27 .... 11,225 11,069
L2951603.UP.FTS.B, 18.15%, 4/14/27 .... 35,976 35,542
L2950543.UP.FTS.B, 18.25%, 4/14/27 .... 4,960 4,926
L2950603.UP.FTS.B, 18.38%, 4/14/27 .... 19,939 19,719
L2950280.UP.FTS.B, 18.73%, 4/14/27 .... 4,097 4,050
FW2950372.UP.FTS.B, 18.88%, 4/14/27 .. 8,526 8,433
FW2951515.UP.FTS.B, 19.12%, 4/14/27 .. 15,373 15,204
L2950089.UP.FTS.B, 19.5%, 4/14/27 .... 11,103 6,369
L2949923.UP.FTS.B, 19.64%, 4/14/27 .... 938 928
L2948840.UP.FTS.B, 19.72%, 4/14/27 .... 14,069 13,871
L2951216.UP.FTS.B, 19.73%, 4/14/27 .... 2,158 2,129
L2948841.UP.FTS.B, 20.18%, 4/14/27 .... 3,099 3,057
L2950334.UP.FTS.B, 20.22%, 4/14/27 .... 4,123 4,076
L2949824.UP.FTS.B, 20.3%, 4/14/27 .... 2,066 2,044
L2947365.UP.FTS.B, 20.51%, 4/14/27 .... 18,416 18,217
L2951305.UP.FTS.B, 20.52%, 4/14/27 .... 3,477 3,429
L2950858.UP.FTS.B, 20.56%, 4/14/27 .... 4,686 4,653
L2951820.UP.FTS.B, 20.59%, 4/14/27 .... 30,259 29,932
L2950057.UP.FTS.B, 20.64%, 4/14/27 .... 24,014 6,702
L2948718.UP.FTS.B, 20.71%, 4/14/27 .... 8,165 2,350
FW2950639.UP.FTS.B, 20.74%, 4/14/27 .. 2,068 2,046
L2951306.UP.FTS.B, 20.78%, 4/14/27 .... 11,280 11,159
L2949198.UP.FTS.B, 20.86%, 4/14/27 .... 6,205 6,121
FW2949268.UP.FTS.B, 20.97%, 4/14/27 .. 4,137 4,081
FW2951370.UP.FTS.B, 20.97%, 4/14/27 .. 9,403 9,275
L2949973.UP.FTS.B, 20.99%, 4/14/27 .... 5,642 5,566
FW2949197.UP.FTS.B, 21%, 4/14/27 .... 1,972 1,948
L2951029.UP.FTS.B, 21.05%, 4/14/27 .... 20,503 20,224
L2951142.UP.FTS.B, 21.23%, 4/14/27 .... 7,160 7,064
FW2950781.UP.FTS.B, 21.26%, 4/14/27 .. 10,230 10,123
L2950447.UP.FTS.B, 21.39%, 4/14/27 .... 12,139 11,975
L2949588.UP.FTS.B, 21.43%, 4/14/27 .... 910 897
FW2948170.UP.FTS.B, 21.44%, 4/14/27 .. 8,015 7,901
FW2949632.UP.FTS.B, 21.47%, 4/14/27 .. 1,903 1,095
L2951654.UP.FTS.B, 21.51%, 4/14/27 .... 15,436 15,227
FW2950815.UP.FTS.B, 21.64%, 4/14/27 .. 1,604 1,589
L2948968.UP.FTS.B, 21.84%, 4/14/27 .... 18,994 18,799
L2948936.UP.FTS.B, 21.98%, 4/14/27 .... 5,164 5,092
L2949488.UP.FTS.B, 22.01%, 4/14/27 .... 2,794 2,756
L2950098.UP.FTS.B, 22.15%, 4/14/27 .... 3,769 3,718
L2950367.UP.FTS.B, 22.21%, 4/14/27 .... 10,271 10,162
L2951265.UP.FTS.B, 22.27%, 4/14/27 .... 18,278 18,084
FW2951375.UP.FTS.B, 22.32%, 4/14/27 .. 3,110 3,081
L2951308.UP.FTS.B, 22.4%, 4/14/27 .... 1,037 1,023
FW2949464.UP.FTS.B, 22.55%, 4/14/27 .. 3,111 3,083
L2949702.UP.FTS.B, 22.62%, 4/14/27 .... 11,819 6,807
L2950443.UP.FTS.B, 22.7%, 4/14/27 .... 940 932
L2951415.UP.FTS.B, 22.76%, 4/14/27 .... 28,294 28,034
FW2950348.UP.FTS.B, 22.92%, 4/14/27 .. 16,205 16,049
FW2948734.UP.FTS.B, 22.93%, 4/14/27 .. 9,433 9,333
L2949419.UP.FTS.B, 23.06%, 4/14/27 .... 2,591 1,546
FW2950859.UP.FTS.B, 23.11%, 4/14/27 .. 2,571 2,549
L2948750.UP.FTS.B, 23.24%, 4/14/27 .... 803 792
FW2951662.UP.FTS.B, 23.32%, 4/14/27 .. 6,608 6,548
L2949989.UP.FTS.B, 23.36%, 4/14/27 .... 2,858 1,647

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2946360.UP.FTS.B, 23.4%, 4/14/27 ... $ 7,081 $ 7,016
L2951812.UP.FTS.B, 23.47%, 4/14/27 .... 2,644 2,620
FW2950779.UP.FTS.B, 23.54%, 4/14/27 .. 3,116 3,088
L2950342.UP.FTS.B, 23.71%, 4/14/27 .... 10,779 229
L2951427.UP.FTS.B, 23.72%, 4/14/27 .... 6,234 6,178
FW2950826.UP.FTS.B, 23.81%, 4/14/27 .. 20,696 20,515
FW2951000.UP.FTS.B, 23.87%, 4/14/27 .. 25,886 25,552
FW2951418.UP.FTS.B, 23.92%, 4/14/27 .. 8,951 1,267
L2950202.UP.FTS.B, 24.01%, 4/14/27 .... 20,413 20,286
L2950839.UP.FTS.B, 24.02%, 4/14/27 .... 23,626 23,380
L2942155.UP.FTS.B, 24.11%, 4/14/27 .... 3,369 981
L2942546.UP.FTS.B, 24.28%, 4/14/27 .... 28,363 28,107
L2948838.UP.FTS.B, 24.37%, 4/14/27 .... 4,127 60
FW2950242.UP.FTS.B, 24.53%, 4/14/27 .. 2,648 2,624
FW2950500.UP.FTS.B, 24.57%, 4/14/27 .. 6,621 6,562
L2948992.UP.FTS.B, 24.59%, 4/14/27 .... 28,660 28,419
L2950819.UP.FTS.B, 24.67%, 4/14/27 .... 3,312 3,282
FW2951123.UP.FTS.B, 24.74%, 4/14/27 .. 19,091 18,931
L2949050.UP.FTS.B, 24.74%, 4/14/27 .... 14,192 14,064
L2951612.UP.FTS.B, 24.75%, 4/14/27 .... 1,041 1,031
L2950134.UP.FTS.B, 24.82%, 4/14/27 .... 1,423 1,405
L2949079.UP.FTS.B, 24.97%, 4/14/27 .... 11,831 11,675
FW2950489.UP.FTS.B, 25.02%, 4/14/27 .. 20,823 20,637
L2950895.UP.FTS.B, 25.02%, 4/14/27 .... 947 938
FW2950387.UP.FTS.B, 25.03%, 4/14/27 .. 9,465 9,381
L2950602.UP.FTS.B, 25.04%, 4/14/27 .... 1,609 1,595
L2949682.UP.FTS.B, 25.05%, 4/14/27 .... 1,325 1,317
L2914578.UP.FTS.B, 25.07%, 4/14/27 .... 1,470 1,456
L2943365.UP.FTS.B, 25.08%, 4/14/27 .... 1,136 1,126
L2950811.UP.FTS.B, 25.09%, 4/14/27 .... 1,046 1,037
L2951247.UP.FTS.B, 25.15%, 4/14/27 .... 1,041 1,028
FW2951030.UP.FTS.B, 25.2%, 4/14/27 ... 3,598 3,566
L2950173.UP.FTS.B, 25.21%, 4/14/27 .... 1,610 1,593
L2951862.UP.FTS.B, 25.21%, 4/14/27 .... 1,568 1,552
L2942965.UP.FTS.B, 25.22%, 4/14/27 .... 9,468 9,384
L2949738.UP.FTS.B, 25.23%, 4/14/27 .... 1,894 1,877
L2951261.UP.FTS.B, 25.24%, 4/14/27 .... 1,704 1,682
FW2949983.UP.FTS.B, 25.28%, 4/14/27 .. 33,994 33,691
L2948941.UP.FTS.B, 25.31%, 4/14/27 .... 9,824 9,738
L2951439.UP.FTS.B, 25.31%, 4/14/27 .... 2,557 2,534
L2948807.UP.FTS.B, 25.32%, 4/14/27 .... 2,045 304
L2950538.UP.FTS.B, 25.32%, 4/14/27 .... 1,705 1,689
L2951410.UP.FTS.B, 25.32%, 4/14/27 .... 1,721 1,707
L2950105.UP.FTS.B, 25.33%, 4/14/27 .... 1,610 1,595
L2951170.UP.FTS.B, 25.33%, 4/14/27 .... 1,314 1,302
L2950899.UP.FTS.B, 25.34%, 4/14/27 .... 4,522 43
L2948820.UP.FTS.B, 25.35%, 4/14/27 .... 3,059 3,034
L2949673.UP.FTS.B, 25.36%, 4/14/27 .... 12,311 12,202
L2950776.UP.FTS.B, 25.38%, 4/14/27 .... 3,599 3,567
L2945700.UP.FTS.B, 25.39%, 4/14/27 .... 5,967 5,913
L2949137.UP.FTS.B, 25.4%, 4/14/27 .... 2,105 2,080
L2951160.UP.FTS.B, 25.41%, 4/14/27 .... 2,476 2,444
L2951384.UP.FTS.B, 25.41%, 4/14/27 .... 2,462 2,440
L2950090.UP.FTS.B, 25.42%, 4/14/27 .... 1,421 1,402
L2951363.UP.FTS.B, 25.42%, 4/14/27 .... 11,649 11,545
L2950074.UP.FTS.B, 25.45%, 4/14/27 .... 913 900
L2948963.UP.FTS.B, 25.46%, 4/14/27 .... 30,020 29,627
L2950063.UP.FTS.B, 25.46%, 4/14/27 .... 6,090 6,038
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2949492.UP.FTS.B, 25.47%, 4/14/27 .... $ 4,357 $ 4,318
L2951548.UP.FTS.B, 25.47%, 4/14/27 .... 2,368 2,337
L2949815.UP.FTS.B, 25.48%, 4/14/27 .... 10,895 10,798
L2950216.UP.FTS.B, 25.49%, 4/14/27 .... 5,210 5,163
L2951145.UP.FTS.B, 25.5%, 4/14/27 ..... 2,368 2,347
L2951869.UP.FTS.B, 25.5%, 4/14/27 .... 6,670 6,602
FW2950277.UP.FTS.B, 25.52%, 4/14/27 .. 3,127 3,099
L2948978.UP.FTS.B, 25.52%, 4/14/27 .... 4,458 314
L2950310.UP.FTS.B, 25.62%, 4/14/27 .... 3,266 3,226
FW2950451.UP.FTS.B, 25.69%, 4/14/27 .. 2,653 2,629
FW2950512.UP.FTS.B, 25.72%, 4/14/27 .. 15,218 9,102
L2949160.UP.FTS.B, 25.74%, 4/14/27 .... 11,770 3,234
L2950664.UP.FTS.B, 25.75%, 4/14/27 .... 4,328 4,281
FW2950748.UP.FTS.B, 25.82%, 4/14/27 .. 12,818 12,689
L2951153.UP.FTS.B, 25.85%, 4/14/27 .... 2,850 2,825
L2949868.UP.FTS.B, 25.87%, 4/14/27 .... 8,041 4,817
FW2950220.UP.FTS.B, 26.02%, 4/14/27 .. 1,896 1,879
L2951255.UP.FTS.B, 26.02%, 4/14/27 .... 7,868 7,798
L2949018.UP.FTS.B, 26.04%, 4/14/27 .... 4,229 629
FW2951228.UP.FTS.B, 26.2%, 4/14/27 ... 3,414 3,384
FW2944032.UP.FTS.B, 26.21%, 4/14/27 .. 3,319 3,290
FW2950959.UP.FTS.B, 26.22%, 4/14/27 .. 6,552 6,494
FW2949721.UP.FTS.B, 26.35%, 4/14/27 .. 5,122 5,076
FW2949934.UP.FTS.B, 26.46%, 4/14/27 .. 1,459 1,444
FW2948732.UP.FTS.B, 26.54%, 4/14/27 .. 47,436 47,018
FW2950237.UP.FTS.B, 26.85%, 4/14/27 .. 4,919 28
FW2951063.UP.FTS.B, 26.85%, 4/14/27 .. 4,363 309
FW2948824.UP.FTS.B, 27.37%, 4/14/27 .. 5,129 5,085
L2949711.UP.FTS.B, 27.49%, 4/14/27 .... 2,375 2,354
FW2951725.UP.FTS.B, 27.54%, 4/14/27 .. 3,800 3,767
FW2948773.UP.FTS.B, 27.56%, 4/14/27 .. 4,371 4,333
FW2948716.UP.FTS.B, 27.71%, 4/14/27 .. 8,553 8,479
FW2951423.UP.FTS.B, 27.85%, 4/14/27 .. 4,345 4,307
FW2950071.UP.FTS.B, 28.18%, 4/14/27 .. 4,777 2,863
FW2949765.UP.FTS.B, 28.19%, 4/14/27 .. 9,510 9,428
FW2948942.UP.FTS.B, 28.29%, 4/14/27 .. 2,440 361
FW2949577.UP.FTS.B, 28.33%, 4/14/27 .. 4,726 1,390
FW2949299.UP.FTS.B, 28.46%, 4/14/27 .. 4,040 2,424
FW2948843.UP.FTS.B, 28.64%, 4/14/27 .. 9,516 9,435
FW2951454.UP.FTS.B, 28.72%, 4/14/27 .. 24,031 23,842
FW2949602.UP.FTS.B, 28.78%, 4/14/27 .. 7,187 4,304
FW2950395.UP.FTS.B, 28.88%, 4/14/27 .. 17,611 17,460
FW2950464.UP.FTS.B, 29.27%, 4/14/27 .. 3,766 3,732
FW2948980.UP.FTS.B, 29.3%, 4/14/27 ... 1,619 1,605
FW2950967.UP.FTS.B, 29.33%, 4/14/27 .. 10,517 33
FW2950133.UP.FTS.B, 29.38%, 4/14/27 .. 7,142 7,081
FW2948974.UP.FTS.B, 29.39%, 4/14/27 .. 8,562 8,491
FW2949387.UP.FTS.B, 29.57%, 4/14/27 .. 1,084 (5)
FW2948847.UP.FTS.B, 29.81%, 4/14/27 .. 928 919
FW2949532.UP.FTS.B, 29.81%, 4/14/27 .. 953 941
FW2950715.UP.FTS.B, 29.89%, 4/14/27 .. 1,049 1,040
FW2950554.UP.FTS.B, 30.11%, 4/14/27 .. 3,624 3,593
FW2949467.UP.FTS.B, 30.27%, 4/14/27 .. 3,338 3,310
FW2950428.UP.FTS.B, 30.3%, 4/14/27 ... 4,578 4,540
FW2950412.UP.FTS.B, 30.37%, 4/14/27 .. 1,148 1,135
FW2951435.UP.FTS.B, 30.37%, 4/14/27 .. 1,893 1,876
FW2950357.UP.FTS.B, 30.48%, 4/14/27 .. 10,508 10,421
FW2951084.UP.FTS.B, 30.63%, 4/14/27 .. 14,156 14,047

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2951407.UP.FTS.B, 30.65%, 4/14/27 .. $ 858 $ 60
FW2949817.UP.FTS.B, 30.78%, 4/14/27 .. 954 947
FW2950165.UP.FTS.B, 30.83%, 4/14/27 .. 1,050 1,041
FW2951200.UP.FTS.B, 30.85%, 4/14/27 .. 1,067 313
FW2949396.UP.FTS.B, 30.89%, 4/14/27 .. 4,044 3,997
FW2949044.UP.FTS.B, 30.94%, 4/14/27 .. 4,338 4,300
FW2932125.UP.FTS.B, 30.95%, 4/14/27 .. 8,712 8,648
FW2950648.UP.FTS.B, 30.95%, 4/14/27 .. 1,146 1,136
FW2949727.UP.FTS.B, 30.99%, 4/14/27 .. 1,909 1,894
FW2950633.UP.FTS.B, 31.02%, 4/14/27 .. 12,814 1,916
FW2950635.UP.FTS.B, 31.02%, 4/14/27 .. 3,819 3,787
FW2950998.UP.FTS.B, 31.04%, 4/14/27 .. 6,546 6,495
FW2950575.UP.FTS.B, 31.06%, 4/14/27 .. 2,578 2,557
FW2950882.UP.FTS.B, 31.06%, 4/14/27 .. 1,241 1,231
FW2950988.UP.FTS.B, 31.06%, 4/14/27 .. 1,381 827
FW2948863.UP.FTS.B, 31.07%, 4/14/27 .. 1,432 1,420
FW2948818.UP.FTS.B, 31.09%, 4/14/27 .. 3,724 3,693
FW2949627.UP.FTS.B, 31.09%, 4/14/27 .. 1,432 1,420
FW2951097.UP.FTS.B, 31.1%, 4/14/27 ... 1,528 1,515
FW2951217.UP.FTS.B, 31.11%, 4/14/27 .. 1,956 288
FW2951059.UP.FTS.B, 31.12%, 4/14/27 .. 18,349 18,193
FW2951198.UP.FTS.B, 31.12%, 4/14/27 .. 4,488 4,451
FW2949164.UP.FTS.B, 31.13%, 4/14/27 .. 6,551 457
FW2950728.UP.FTS.B, 31.15%, 4/14/27 .. 1,604 1,589
FW2949803.UP.FTS.B, 31.16%, 4/14/27 .. 2,196 2,178
FW2950983.UP.FTS.B, 31.18%, 4/14/27 .. 2,211 2,193
FW2951327.UP.FTS.B, 31.18%, 4/14/27 .. 5,233 1,527
FW2950561.UP.FTS.B, 31.2%, 4/14/27 ... 1,433 1,421
FW2950061.UP.FTS.B, 31.21%, 4/14/27 .. 1,528 1,515
FW2950478.UP.FTS.B, 31.23%, 4/14/27 .. 2,770 2,747
FW2950268.UP.FTS.B, 31.44%, 4/14/27 .. 2,027 2,007
FW2949585.UP.FTS.B, 31.61%, 4/14/27 .. 6,430 6,374
FW2950981.UP.FTS.B, 31.76%, 4/14/27 .. 4,662 1,368
FW2949894.UP.FTS.B, 31.82%, 4/14/27 .. 3,536 3,507
FW2949051.UP.FTS.B, 32.15%, 4/14/27 .. 4,573 2,757
FW2950185.UP.FTS.B, 32.24%, 4/14/27 .. 5,351 5,299
FW2950232.UP.FTS.B, 32.3%, 4/14/27 ... 28,021 27,744
FW2949959.UP.FTS.B, 33.64%, 4/14/27 .. 2,683 2,661
FW2950926.UP.FTS.B, 33.78%, 4/14/27 .. 8,084 8,016
FW2951639.UP.FTS.B, 34.55%, 4/14/27 .. 5,809 3,507
L2047779.UP.FTS.B, 8.03%, 4/15/27 .... 18,389 17,279
L2047708.UP.FTS.B, 16.09%, 4/15/27 .... 9,629 9,499
FW2046887.UP.FTS.B, 17.65%, 4/15/27 .. 9,484 8,912
L2049386.UP.FTS.B, 19.96%, 4/15/27 .... 4,977 4,892
L2047848.UP.FTS.B, 20.77%, 4/15/27 .... 30,702 30,198
L2048375.UP.FTS.B, 21.41%, 4/15/27 .... 5,810 5,714
L2047421.UP.FTS.B, 22.37%, 4/15/27 .... 6,311 6,246
L2048530.UP.FTS.B, 24.05%, 4/15/27 .... 26,956 25,478
L2047552.UP.FTS.B, 25.17%, 4/15/27 .... 2,591 2,453
L2048482.UP.FTS.B, 25.39%, 4/15/27 .... 27,579 27,290
L2047847.UP.FTS.B, 25.96%, 4/15/27 .... 6,628 6,559
L2047192.UP.FTS.B, 26.58%, 4/15/27 .... 8,414 8,330
FW2049296.UP.FTS.B, 30.21%, 4/15/27 .. 6,462 6,396
FW2047989.UP.FTS.B, 31.24%, 4/15/27 .. 17,971 17,784
L2096414.UP.FTS.B, 14.36%, 4/22/27 .... 6,071 6,020
L2095141.UP.FTS.B, 14.76%, 4/22/27 .... 2,751 707
L2095546.UP.FTS.B, 17.27%, 4/22/27 .... 2,777 2,749
FW2094924.UP.FTS.B, 20.42%, 4/22/27 .. 2,878 803
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2096815.UP.FTS.B, 21.75%, 4/22/27 .... $ 33,491 $ 31,738
FW2096628.UP.FTS.B, 22.48%, 4/22/27 .. 3,045 3,006
FW2095121.UP.FTS.B, 24.32%, 4/22/27 .. 6,133 6,080
L2096715.UP.FTS.B, 25.36%, 4/22/27 .... 30,012 28,949
FW2094908.UP.FTS.B, 29.15%, 4/22/27 .. 47,175 44,763
FW2095960.UP.FTS.B, 29.98%, 4/22/27 .. 17,910 1,249
FW2094693.UP.FTS.B, 30.21%, 4/22/27 .. 2,944 2,921
L2294654.UP.FTS.B, 15.21%, 5/21/27 .... 6 5
L2294758.UP.FTS.B, 17.93%, 5/21/27 .... 45,727 43,033
FW2296073.UP.FTS.B, 20.65%, 5/21/27 .. 3,993 3,785
FW2295227.UP.FTS.B, 22.11%, 5/21/27 .. 4,708 4,464
L2295258.UP.FTS.B, 23.19%, 5/21/27 .... 5,060 5,020
FW2294358.UP.FTS.B, 24.02%, 5/21/27 .. 2,057 2,040
L2295504.UP.FTS.B, 26%, 5/21/27 ...... 7,670 7,271
FW2296027.UP.FTS.B, 26.18%, 5/21/27 .. 4,220 1,235
L2295478.UP.FTS.B, 26.3%, 5/21/27 .... 4,079 3,840
FW2272171.UP.FTS.B, 26.33%, 5/21/27 .. 23,222 23,026
L2294417.UP.FTS.B, 26.45%, 5/21/27 .... 27,110 26,872
FW2296545.UP.FTS.B, 28.87%, 5/21/27 .. 5,756 5,710
FW2294527.UP.FTS.B, 29.54%, 5/21/27 .. 3,287 959
FW2293618.UP.FTS.B, 29.66%, 5/21/27 .. 1,920 1,856
FW2292873.UP.FTS.B, 31.09%, 5/21/27 .. 954 946
L2299805.UP.FTS.B, 8.23%, 5/22/27 .... 1,954 1,939
L2299498.UP.FTS.B, 12.01%, 5/22/27 .... 6,740 6,686
L2299353.UP.FTS.B, 18.42%, 5/22/27 .... 6,550 6,165
L2298303.UP.FTS.B, 22.22%, 5/22/27 .... 5,654 5,588
FW2297340.UP.FTS.B, 22.67%, 5/22/27 .. 4,558 4,526
L2300368.UP.FTS.B, 25.11%, 5/22/27 .... 1,885 1,875
L2299176.UP.FTS.B, 25.35%, 5/22/27 .... 17,033 1,198
FW2300597.UP.FTS.B, 26.14%, 5/22/27 .. 8,811 8,504
FW2299807.UP.FTS.B, 27.27%, 5/22/27 .. 48,280 3,400
FW2298595.UP.FTS.B, 30.48%, 5/22/27 .. 7,350 1,099
FW2297380.UP.FTS.B, 30.57%, 5/22/27 .. 5,918 5,891
FW2297065.UP.FTS.B, 30.7%, 5/22/27 ... 9,769 689
FW2298699.UP.FTS.B, 30.83%, 5/22/27 .. 6,057 (254)
FW2298675.UP.FTS.B, 31.12%, 5/22/27 .. 6,887 6,679
FW2298853.UP.FTS.B, 33.16%, 5/22/27 .. 4,102 3,898
FW2427741.UP.FTS.B, 9.76%, 6/13/27 ... 7,253 7,208
FW2428153.UP.FTS.B, 11.37%, 6/13/27 .. 9,484 9,420
L2426893.UP.FTS.B, 11.99%, 6/13/27 .... 1,413 1,402
L2428445.UP.FTS.B, 14.58%, 6/13/27 .... 6,542 1,659
L2422943.UP.FTS.B, 17.4%, 6/13/27 .... 5,565 5,486
L2427827.UP.FTS.B, 23.01%, 6/13/27 .... 11,189 11,018
L2422890.UP.FTS.B, 23.18%, 6/13/27 .... 3,103 3,077
L2424490.UP.FTS.B, 25.49%, 6/13/27 .... 6,773 6,712
FW2427001.UP.FTS.B, 25.82%, 6/13/27 .. 9,558 9,470
FW2422585.UP.FTS.B, 30.74%, 6/13/27 .. 3,328 3,301
FW2426089.UP.FTS.B, 30.97%, 6/13/27 .. 5,904 1,711
FW2424580.UP.FTS.B, 31.2%, 6/13/27 ... 18,676 18,537
L2433061.UP.FTS.B, 9.38%, 6/14/27 .... 6,884 6,847
L2430888.UP.FTS.B, 11.1%, 6/14/27 ..... 7,524 3,923
FW2432260.UP.FTS.B, 13.46%, 6/14/27 .. 4,718 4,683
L2432731.UP.FTS.B, 13.82%, 6/14/27 .... 20,085 19,931
L2432687.UP.FTS.B, 18.15%, 6/14/27 .... 963 951
L2431586.UP.FTS.B, 18.56%, 6/14/27 .... 9,421 9,283
FW2428982.UP.FTS.B, 24.9%, 6/14/27 ... 26,108 3,854
FW2434573.UP.FTS.B, 26.92%, 6/14/27 .. 8,677 8,599
FW2432748.UP.FTS.B, 28.28%, 6/14/27 .. 2,900 2,880

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2434043.UP.FTS.B, 30.96%, 6/14/27 .. $ 28,587 $ 28,355
FW2429109.UP.FTS.B, 31.06%, 6/14/27 .. 2,112 2,096
FW2412469.UP.FTS.B, 31.07%, 6/14/27 .. 2,132 2,115
FW2429288.UP.FTS.B, 33.13%, 6/14/27 .. 1,262 1,253
L2438839.UP.FTS.B, 7.09%, 6/18/27 .... 18,084 18,018
L2437298.UP.FTS.B, 12.04%, 6/18/27 .... 5,546 5,499
FW2436856.UP.FTS.B, 21.01%, 6/18/27 .. 9,880 9,272
FW2434176.UP.FTS.B, 21.73%, 6/18/27 .. 18,960 4,929
L2413076.UP.FTS.B, 22.22%, 6/18/27 .... 9,290 9,204
L2437879.UP.FTS.B, 24.72%, 6/18/27 .... 1,226 1,216
FW2437190.UP.FTS.B, 29.17%, 6/18/27 .. 3,327 3,298
FW2438585.UP.FTS.B, 30.32%, 6/18/27 .. 9,683 1,429
L2607609.UP.FTS.B, 15.09%, 7/10/27 .... 3,116 3,094
L2604242.UP.FTS.B, 21.11%, 7/10/27 .... 4,738 4,664
FW2608836.UP.FTS.B, 27.23%, 7/10/27 .. 4,793 4,740
FW2603300.UP.FTS.B, 29.62%, 7/10/27 .. 13,523 13,378
FW2603700.UP.FTS.B, 31.08%, 7/10/27 .. 1,873 1,854
FW2603079.UP.FTS.B, 31.33%, 7/10/27 .. 5,857 5,785
FW2613876.UP.FTS.B, 15.29%, 7/11/27 .. 2,825 2,794
L2611504.UP.FTS.B, 16.36%, 7/11/27 .... 5,499 5,449
FW2614489.UP.FTS.B, 21.78%, 7/11/27 .. 2,811 2,780
FW2610184.UP.FTS.B, 23.94%, 7/11/27 .. 20,914 20,699
FW2610639.UP.FTS.B, 24.2%, 7/11/27 ... 10,596 6,284
L2583854.UP.FTS.B, 24.88%, 7/11/27 .... 6,320 6,247
L2612180.UP.FTS.B, 25.49%, 7/11/27 .... 7,719 7,596
FW2612768.UP.FTS.B, 25.53%, 7/11/27 .. 7,160 7,082
FW2613777.UP.FTS.B, 27.07%, 7/11/27 .. 1,819 1,797
FW2612774.UP.FTS.B, 28.61%, 7/11/27 .. 9,498 2,748
FW2614159.UP.FTS.B, 29.19%, 7/11/27 .. 2,476 2,455
FW2611463.UP.FTS.B, 30.57%, 7/11/27 .. 960 949
FW2610193.UP.FTS.B, 30.94%, 7/11/27 .. 9,413 9,312
FW2614988.UP.FTS.B, 31.1%, 7/11/27 ... 18,391 18,186
FW2614136.UP.FTS.B, 31.2%, 7/11/27 ... 12,690 12,570
FW2613463.UP.FTS.B, 31.43%, 7/11/27 .. 8,463 8,378
L2615821.UP.FTS.B, 16.82%, 7/14/27 .... 3,698 3,649
L2615913.UP.FTS.B, 19.56%, 7/14/27 .... 5,684 5,593
L2618649.UP.FTS.B, 24.27%, 7/14/27 .... 10,132 10,024
L2616398.UP.FTS.B, 25.45%, 7/14/27 .... 2,227 2,204
FW2616467.UP.FTS.B, 26.53%, 7/14/27 .. 14,600 14,448
FW2615990.UP.FTS.B, 30.24%, 7/14/27 .. 2,862 1,714
FW2618031.UP.FTS.B, 31.37%, 7/14/27 .. 25,602 15,316
FW1716481.UP.FTS.B, 26.69%, 7/15/27 .. 22,816 21,545
FW1889091.UP.FTS.B, 29.67%, 8/20/27 .. 2,934 2,907
FW2950750.UP.FTS.B, 18.33%, 9/14/27 .. 31,573 31,285
FW2949403.UP.FTS.B, 20.67%, 9/14/27 .. 6,793 6,716
L2949533.UP.FTS.B, 20.93%, 9/14/27 .... 1,596 1,574
L2949402.UP.FTS.B, 22.02%, 9/14/27 .... 10,249 10,153
L2951399.UP.FTS.B, 22.65%, 9/14/27 .... 10,278 10,141
FW2949083.UP.FTS.B, 24.84%, 9/14/27 .. 5,318 3,175
L2949947.UP.FTS.B, 25.29%, 9/14/27 .... 2,038 2,020
L2949603.UP.FTS.B, 25.51%, 9/14/27 .... 4,723 4,684
L2950727.UP.FTS.B, 25.55%, 9/14/27 .... 4,773 4,733
FW2950720.UP.FTS.B, 31.08%, 9/14/27 .. 1,479 429
FW2049311.UP.FTS.B, 21.75%, 9/15/27 .. 4,717 4,663
L2094100.UP.FTS.B, 16.83%, 9/22/27 .... 14,090 14,004
L2293030.UP.FTS.B, 8.8%, 10/21/27 .... 2,730 2,567
L2298368.UP.FTS.B, 11.21%, 10/22/27 ... 4,030 3,993
L2298508.UP.FTS.B, 19.73%, 10/22/27 ... 4,658 4,640
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2297370.UP.FTS.B, 21.38%, 10/22/27 ... $ 11,031 $ 10,470
L2297484.UP.FTS.B, 25.49%, 10/22/27 ... 21,851 21,701
L2424838.UP.FTS.B, 19.97%, 11/13/27 ... 9,216 9,168
FW2435246.UP.FTS.B, 14.6%, 11/18/27 .. 2,080 2,082
FW2436414.UP.FTS.B, 31.16%, 11/18/27 . 644 634
FW2439101.UP.FTS.B, 32.41%, 11/18/27 . 4,454 4,472
L2607851.UP.FTS.B, 13.68%, 12/10/27 ... 32,018 31,717
FW2606361.UP.FTS.B, 25.37%, 12/10/27 . 10,218 10,319
FW2606463.UP.FTS.B, 28.58%, 12/10/27 . 17,244 17,274
FW2605935.UP.FTS.B, 31.23%, 12/10/27 . 5,956 5,968
L2613209.UP.FTS.B, 14.38%, 12/11/27 ... 6,903 6,933
L2609793.UP.FTS.B, 25.33%, 12/11/27 ... 2,232 474
L2611597.UP.FTS.B, 25.33%, 12/11/27 ... 12,409 12,558
FW2613805.UP.FTS.B, 31%, 12/11/27 ... 8,986 5,652
L2950570.UP.FTS.B, 25.3%, 2/14/28 .... 3,736 3,755
L1718966.UP.FTS.B, 18.89%, 9/15/28 .... 9,168 9,120
L1718819.UP.FTS.B, 23.98%, 9/15/28 .... 2,811 2,653
L1718702.UP.FTS.B, 26.02%, 9/15/28 .... 4,681 4,663
L1886617.UP.FTS.B, 19.5%, 10/20/28 .... 9,257 9,193
L1887293.UP.FTS.B, 25.85%, 10/20/28 ... 10,169 10,109
L2608032.UP.FTS.B, 17.27%, 2/10/29 .... 4,073 4,048
L2607986.UP.FTS.B, 25.66%, 2/10/29 .... 19,333 10,948
L2601951.UP.FTS.B, 26.3%, 2/10/29 .... 5,821 5,766
L2605247.UP.FTS.B, 26.74%, 2/10/29 .... 9,670 1,391
L2607288.UP.FTS.B, 27.03%, 2/10/29 .... 11,655 11,551
L2605139.UP.FTS.B, 28.33%, 2/10/29 .... 2,424 2,402
L2592196.UP.FTS.B, 20.47%, 2/11/29 .... 3,339 235
L2611806.UP.FTS.B, 26.35%, 2/11/29 .... 3,217 465
20,250,872
Total Marketplace Loans (Cost $78,173,247) ....
$72,551,959

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2022, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At October 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
At October 31, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 420 $ 46,449,375 12/20/22 $ 3,005,049
U.S. Treasury 2 Year Notes ..................... Long 3,815 779,720,428 12/30/22 (12,131,676)
U.S. Treasury 5 Year Notes ..................... Short 881 93,909,094 12/30/22 4,153,339
Total Futures Contracts ...................................................................... $(4,973,288)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Sell 8,000,000 1,504,976 11/07/22 $ — $ (42,330)
Euro ............. JPHQ Sell 79,356,252 84,529,747 12/06/22 5,901,064 —
Japanese Yen ...... JPHQ Sell 3,730,702,212 28,331,578 7/03/23 2,344,424 —
Total Forward Exchange Contracts ................................................... $8,245,488 $(42,330)
Net unrealized appreciation (depreciation) ............................................ $8,203,158
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.EM.38 . (1.00)% Quarterly 12/20/27 13,675,000 $ 1,117,257 $ 1,121,443 $ (4,186)
CDX.NA.HY.39 . (5.00)% Quarterly 12/20/27 35,350,000 62,167 435,893 (373,726)
CDX.NA.IG.39 .. (1.00)% Quarterly 12/20/27 26,970,000 (150,191) 141,847 (292,038)
Contracts to Sell Protection
(c)(d)
Traded Index
iTraxx Europe
Main 38 .... 1.00% Quarterly 12/20/27 26,970,000 EUR (141,833) (435,954) 294,121
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $887,400 $1,263,229 $(375,829)

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Avon Products,
Inc. ....... (5.00)% Quarterly CITI 3/20/23 5,835,000 $ (131,901) $ (64,694) $ (67,207)
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 600,000 EUR (30,889) 9,019 (39,908) NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 1,420,000 EUR (73,103) 18,643 (91,746) NR
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 12/20/22 4,400,000 22,898 (5,757) 28,655 NR
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 5,500,000 (2,232,195) (923,793) (1,308,402) B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 7,000,000 (49,315) 14,789 (64,104) BBB
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 2,300,000 EUR (101,672) — (101,672)
Non-
Investment
Grade
CDX.NA.HY.31 . 5.00% Quarterly CITI 12/20/23 20,400,000 261,358 (659,432) 920,790
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 13,550,000 (6,132,640) (2,357,626) (3,775,014)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 2,500,000 (168,924) (46,389) (122,535)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 5,600,000 (3,930) — (3,930)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 7,400,000 1,614 — 1,614
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 5,000,000 (198,569) — (198,569)
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 12,200,000 74,754 28,526 46,228
Investment
Grade
Total OTC Swap Contracts .............................................. $(8,762,514) $(3,986,714) $(4,775,800)
Total Credit Default Swap Contracts .................................... $(7,875,114) $ (2,723,485) $(5,151,629)

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2022, the Fund had the following total return swap contracts outstanding. See Note 1(e).
See Note 12 regarding other derivative information.
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Short
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BZWS 3/20/23 8,480,000 $ (9,365)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 3/20/23 5,450,000 9,637
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 3/20/23 14,115,000 (93,267)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 3/20/23 3,385,000 (13,517)
Total Return Swap Contracts .................................................................... $(106,512)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 418 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021* 2020
a
2019
a
2018
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.98 $10.04 $9.92 $9.31 $9.84
Income from investment operations
b
:
Net investment income .......................... 0.229
c
0.176
c
0.257
c
0.302
c
0.269
Net realized and unrealized gains (losses) ........... (2.006) 0.036 0.170 0.618 (0.518)
Total from investment operations .................... (1.777) 0.212 0.427 0.920 (0.249)
Less distributions from:
Net investment income and net foreign currency gains .. (0.260) (0.272) (0.306) (0.310) (0.275)
Tax return of capital ............................ (0.003) — — — (0.006)
Total distributions ............................... (0.263) (0.272) (0.306) (0.310) (0.281)
Net asset value, end of year ....................... $7.94 $9.98 $10.04 $9.92 $9.31
Total return
d
................................... (18.06)% 2.12% 4.38% 10.01% (2.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.89% 0.90% 0.90% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.82%
e
0.83% 0.85%
e
0.86%
e
0.88%
e
Net investment income ........................... 2.52% 1.75% 2.59% 3.12% 2.91%
Supplemental data
Net assets, end of year (000’s) ..................... $2,716,548 $3,876,156 $4,031,242 $3,422,747 $2,763,774
Portfolio turnover rate ............................ 197.26% 184.44%
f
228.24% 169.95%
f
151.77%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 105.09% 59.70%
f
137.82% 98.83%
f
84.86%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021* 2020
a
2019
a
2018
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.90 $9.97 $9.85 $9.25 $9.77
Income from investment operations
b
:
Net investment income .......................... 0.193
c
0.137
c
0.216
c
0.262
c
0.183
Net realized and unrealized gains (losses) ........... (1.985) 0.025 0.171 0.609 (0.457)
Total from investment operations .................... (1.792) 0.162 0.387 0.871 (0.274)
Less distributions from:
Net investment income and net foreign currency gains .. (0.225) (0.232) (0.267) (0.271) (0.241)
Tax return of capital ............................ (0.003) — — — (0.005)
Total distributions ............................... (0.228) (0.232) (0.267) (0.271) (0.246)
Net asset value, end of year ....................... $7.88 $9.90 $9.97 $9.85 $9.25
Total return
d
................................... (18.33)% 1.63% 4.01% 9.52% (2.84)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 1.30% 1.30% 1.30% 1.31%
Expenses net of waiver and payments by affiliates ....... 1.23%
e
1.24% 1.25%
e
1.26%
e
1.28%
e
Net investment income ........................... 2.14% 1.37% 2.20% 2.72% 2.51%
Supplemental data
Net assets, end of year (000’s) ..................... $91,669 $141,309 $208,947 $236,838 $243,068
Portfolio turnover rate ............................ 197.26% 184.44%
f
228.24% 169.95%
f
151.77%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 105.09% 59.70%
f
137.82% 98.83%
f
84.86%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021* 2020
a
2019
a
2018
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.94 $10.00 $9.88 $9.27 $9.80
Income from investment operations
b
:
Net investment income .......................... 0.206
c
0.152
c
0.232
c
0.277
c
0.182
Net realized and unrealized gains (losses) ........... (2.005) 0.035 0.171 0.619 (0.453)
Total from investment operations .................... (1.799) 0.187 0.403 0.896 (0.271)
Less distributions from:
Net investment income and net foreign currency gains .. (0.238) (0.247) (0.282) (0.286) (0.253)
Tax return of capital ............................ (0.003) — — — (0.006)
Total distributions ............................... (0.241) (0.247) (0.282) (0.286) (0.259)
Net asset value, end of year ....................... $7.90 $9.94 $10.00 $9.88 $9.27
Total return .................................... (18.34)% 1.87% 4.14% 9.66% (2.70)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.17% 1.14% 1.15% 1.15% 1.16%
Expenses net of waiver and payments by affiliates ....... 1.08%
d
1.09% 1.10%
d
1.11%
d
1.13%
d
Net investment income ........................... 2.29% 1.52% 2.36% 2.87% 2.66%
Supplemental data
Net assets, end of year (000’s) ..................... $8,827 $12,623 $17,274 $21,223 $23,620
Portfolio turnover rate ............................ 197.26% 184.44%
e
228.24% 169.95%
e
151.77%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 105.09% 59.70%
e
137.82% 98.83%
e
84.86%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021* 2020
a
2019
a
2018
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.05 $10.11 $9.99 $9.38 $9.90
Income from investment operations
b
:
Net investment income .......................... 0.263
c
0.213
c
0.294
c
0.340
c
0.308
Net realized and unrealized gains (losses) ........... (2.017) 0.035 0.168 0.617 (0.512)
Total from investment operations .................... (1.754) 0.248 0.462 0.957 (0.204)
Less distributions from:
Net investment income and net foreign currency gains .. (0.293) (0.308) (0.341) (0.347) (0.309)
Tax return of capital ............................ (0.003) — — — (0.007)
Total distributions ............................... (0.296) (0.308) (0.341) (0.347) (0.316)
Net asset value, end of year ....................... $8.00 $10.05 $10.11 $9.99 $9.38
Total return .................................... (17.74)% 2.47% 4.72% 10.35% (2.10)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.52% 0.54% 0.53% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.44%
d
0.46% 0.48%
d
0.49%
d
0.49%
d
Net investment income ........................... 2.89% 2.10% 2.95% 3.49% 3.30%
Supplemental data
Net assets, end of year (000’s) ..................... $434,834 $601,624 $547,075 $481,399 $430,637
Portfolio turnover rate ............................ 197.26% 184.44%
e
228.24% 169.95%
e
151.77%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 105.09% 59.70%
e
137.82% 98.83%
e
84.86%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021* 2020
a
2019
a
2018
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.04 $10.10 $9.98 $9.37 $9.89
Income from investment operations
b
:
Net investment income .......................... 0.251
c
0.202
c
0.281
c
0.328
c
0.291
Net realized and unrealized gains (losses) ........... (2.015) 0.035 0.169 0.618 (0.507)
Total from investment operations .................... (1.764) 0.237 0.450 0.946 (0.216)
Less distributions from:
Net investment income and net foreign currency gains .. (0.283) (0.297) (0.329) (0.336) (0.297)
Tax return of capital ............................ (0.003) — — — (0.007)
Total distributions ............................... (0.286) (0.297) (0.329) (0.336) (0.304)
Net asset value, end of year ....................... $7.99 $10.04 $10.10 $9.98 $9.37
Total return .................................... (17.86)% 2.36% 4.60% 10.23% (2.22)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.64% 0.64% 0.65% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.57%
d
0.58% 0.60%
d
0.61%
d
0.63%
d
Net investment income ........................... 2.76% 2.00% 2.84% 3.37% 3.16%
Supplemental data
Net assets, end of year (000’s) ..................... $175,044 $232,016 $293,080 $863,516 $620,803
Portfolio turnover rate ............................ 197.26% 184.44%
e
228.24% 169.95%
e
151.77%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 105.09% 59.70%
e
137.82% 98.83%
e
8.49%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Energy Equipment & Services 0.0%
†
a
Valaris Ltd. .......................................... United States 2,435 $ 162,975
a
Weatherford International plc ............................. United States 34,108 1,421,621
1,584,596
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 28,762,824 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 2,862,311 —
—
Total Common Stocks (Cost $1,643,717) .......................................
1,584,596
Management Investment Companies 14.5%
Capital Markets 14.5%
d
Franklin Floating Rate Income Fund ....................... United States 17,709,953 133,533,045
d
Franklin Investment Grade Corporate ETF ................... United States 16,060,000 322,806,000
d
Franklin Senior Loan ETF ............................... United States 1,737,400 40,168,688
496,507,733
Total Management Investment Companies (Cost $589,051,180) ...................
496,507,733
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 10.83% ............................ United States 93,000 2,552,850
Total Preferred Stocks (Cost $2,325,000) .......................................
2,552,850
Principal
Amount
*
Corporate Bonds 16.0%
Aerospace & Defense 0.5%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 ...............
United States 13,500,000 12,486,760
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........
United States 3,500,000 3,256,889
15,743,649
Air Freight & Logistics 0.1%
e
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 3,300,000 2,994,808
Airlines 0.7%
e
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 1,600,000 1,458,856
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 12,400,000 12,088,034
e
International Consolidated Airlines Group SA , Senior Note , Reg S,
3.75% , 3/25/29 ..................................... United Kingdom 13,000,000 EUR 9,603,805
23,150,695
Banks 4.3%
e
Banco de Chile , Senior Bond , 144A, 2.99% , 12/09/31 .......... Chile 5,700,000 4,390,984
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 3,600,000 2,495,673
Bank of America Corp. ,
Senior Bond, 2.592% to 4/28/30, FRN thereafter, 4/29/31 ..... United States 6,700,000 5,296,966
Senior Note, 3.864% to 7/22/23, FRN thereafter, 7/23/24 ...... United States 14,700,000 14,485,683
e
BNP Paribas SA , Senior Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 .................................. France 3,200,000 2,973,326

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 8,000,000 $ 6,264,256
Senior Bond, 3.057% to 1/24/32, FRN thereafter, 1/25/33 ..... United States 8,600,000 6,710,248
Senior Note, 4.044% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 14,600,000 14,451,910
HSBC Holdings plc ,
Senior Note, 0.976% to 5/23/24, FRN thereafter, 5/24/25 ...... United Kingdom 10,500,000 9,539,335
Senior Note, 1.589% to 5/23/26, FRN thereafter, 5/24/27 ...... United Kingdom 11,200,000 9,210,399
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/23/30, FRN thereafter, 3/24/31 ..... United States 17,100,000 15,467,480
Sub. Bond, 4.95%, 6/01/45 ............................ United States 1,600,000 1,327,076
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 6,200,000 5,991,010
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 11,100,000 10,943,236
e
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 5,200,000 5,097,113
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 6,500,000 5,314,124
e
Societe Generale SA , Senior Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................... France 10,800,000 8,852,202
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 12,000,000 11,501,065
US Bancorp , Senior Note , 5.727% to 10/20/25, FRN thereafter ,
10/21/26 .......................................... United States 4,300,000 4,314,657
Wells Fargo & Co. , Senior Note , 4.54% to 8/14/25, FRN thereafter ,
8/15/26 ........................................... United States 4,000,000 3,850,324
148,477,067
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.7%, 2/01/36 ............................ Belgium 1,800,000 1,629,362
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 3,400,000 2,920,457
4,549,819
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 4.7% , 5/14/45 ...................
United States 3,200,000 2,665,822
Capital Markets 1.5%
Credit Suisse Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 6,900,000 6,057,773
e
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 . Switzerland 2,000,000 1,686,597
e
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 4,700,000 4,375,541
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 9,500,000 9,016,530
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 15,000,000 11,374,377
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 9,700,000 8,247,822
Morgan Stanley , Senior Bond , 1.928% to 4/27/31, FRN thereafter ,
4/28/32 ........................................... United States 15,200,000 11,037,078
51,795,718
Chemicals 0.2%
e,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 0% , 8/15/26 ............................... United States 696,416 672,019
e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 9,300,000 6,243,044
6,915,063

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 14,600,000 $ 10,572,787
Containers & Packaging 0.2%
e
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 2,300,000 2,041,480
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 4,700,000 3,574,483
5,615,963
Diversified Financial Services 0.0%
†
Shell International Finance BV , Senior Bond , 4.55% , 8/12/43 .....
Netherlands 1,700,000 1,454,161
Electric Utilities 0.9%
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 .......
United States 700,000 730,331
Duke Energy Corp. , Senior Bond , 3.75% , 9/01/46 .............
United States 2,000,000 1,378,312
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 1,300,000 1,349,698
e
Enel Finance International NV , Senior Bond , 144A, 6.8% , 9/15/37 . Italy 3,000,000 2,760,540
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 8,400,000 7,543,947
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 9,000,000 7,280,373
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 ............................ United States 2,000,000 1,557,304
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 10,500,000 9,172,660
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 520,000 529,828
32,302,993
Electrical Equipment 0.1%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 2,400,000 2,131,412
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 7,500,000 6,670,677
Equity Real Estate Investment Trusts (REITs) 0.0%
†
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 1,400,000 965,479
Food Products 0.4%
e
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 8,200,000 6,999,356
Senior Note, 144A, 3.625%, 1/15/32 ..................... United States 2,500,000 1,941,138
Kraft Heinz Foods Co. , Senior Note , 3.75% , 4/01/30 ...........
United States 4,000,000 3,558,197
12,498,691
Health Care Equipment & Supplies 0.1%
STERIS Irish FinCo. UnLtd. Co. , Senior Note , 2.7% , 3/15/31 .....
United States 2,400,000 1,868,423
Health Care Providers & Services 0.7%
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 2,500,000 2,016,575
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 ..............
United States 3,200,000 2,783,780
e
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,900,000 1,484,413
Elevance Health, Inc. , Senior Bond , 4.65% , 1/15/43 ...........
United States 3,100,000 2,622,658
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% , 11/01/49
United States 11,270,000 7,473,136
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 8,875,000 8,223,202
24,603,764

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 2,000,000 $ 1,618,507
e
Melco Resorts Finance Ltd. , Senior Note , 144A, 5.75% , 7/21/28 .. Hong Kong 7,800,000 4,524,000
e
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 13,000,000 5,617,560
e
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 7,800,000 4,779,450
16,539,517
Household Durables 0.1%
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 3,620,000 2,974,786
Independent Power and Renewable Electricity Producers 0.3%
e
Colbun SA , Senior Bond , 144A, 3.15% , 3/06/30 ............... Chile 4,400,000 3,548,884
e
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 3,300,000 3,234,132
e,g
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 2,000,000 2,033,325
8,816,341
Insurance 0.1%
e
Metropolitan Life Global Funding I , Secured Note , 144A, 4.3% ,
8/25/29 ........................................... United States 3,700,000 3,406,155
Interactive Media & Services 0.2%
e
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 10,000,000 7,277,916
IT Services 0.2%
Fiserv, Inc. , Senior Bond , 2.65% , 6/01/30 ...................
United States 9,100,000 7,372,597
Life Sciences Tools & Services 0.0%
†
PerkinElmer, Inc. , Senior Bond , 2.25% , 9/15/31 ...............
United States 1,800,000 1,339,923
Media 0.5%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 12,500,000 9,490,992
Fox Corp. , Senior Bond , 5.476% , 1/25/39 ...................
United States 4,800,000 4,130,787
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 5,700,000 5,093,300
18,715,079
Multiline Retail 0.0%
b,e,f
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 2,492,650 —
b,e,f
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 1,098,025 —
—
Multi-Utilities 0.2%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 ..
United States 2,700,000 2,740,883
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........
United States 4,351,000 3,738,363
6,479,246
Oil, Gas & Consumable Fuels 1.5%
e
Aker BP ASA , Senior Bond , 144A, 4% , 1/15/31 ............... Norway 5,400,000 4,585,379
Boardwalk Pipelines LP , Senior Bond , 3.4% , 2/15/31 ...........
United States 6,275,000 5,067,276
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 1,600,000 1,601,005
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 1,700,000 1,571,743
e
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 3,000,000 2,812,170

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP ,
Senior Bond, 4.75%, 1/15/26 ........................... United States 4,500,000 $ 4,315,589
Senior Note, 3.9%, 5/15/24 ............................ United States 3,600,000 3,498,935
Enterprise Products Operating LLC , Senior Bond , 3.125% , 7/31/29
United States 2,000,000 1,720,841
Exxon Mobil Corp. , Senior Bond , 3.452% , 4/15/51 .............
United States 2,000,000 1,432,870
e
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 3,800,000 3,781,559
e
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 2,300,000 2,085,718
e
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 689,984 672,848
MPLX LP , Senior Note , 4.875% , 6/01/25 ....................
United States 4,500,000 4,398,540
Occidental Petroleum Corp. , Senior Bond , 6.2% , 3/15/40 ........
United States 2,500,000 2,410,700
Phillips 66 , Senior Bond , 2.15% , 12/15/30 ...................
United States 4,900,000 3,802,451
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ......
Canada 3,400,000 3,155,858
e
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 1,000,000 855,015
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 500,000 430,098
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .........
United States 3,200,000 2,698,439
50,897,034
Paper & Forest Products 0.1%
Suzano Austria GmbH , DM3N , Senior Bond , 3.125% , 1/15/32 ....
Brazil 2,300,000 1,701,563
Personal Products 0.0%
†
e
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 2,600,000 1,569,100
Pharmaceuticals 0.3%
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 .............
United States 11,800,000 8,621,554
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 2,000,000 1,721,120
10,342,674
Real Estate Management & Development 0.1%
e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 12,900,000 1,267,871
e
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 1,700,000 EUR 1,446,692
2,714,563
Road & Rail 0.0%
†
Burlington Northern Santa Fe LLC , Senior Bond , 4.9% , 4/01/44 ...
United States 1,600,000 1,425,429
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.65% , 5/11/50 ....................
United States 3,000,000 1,882,087
Thrifts & Mortgage Finance 0.2%
e
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 9,500,000 7,896,509
Tobacco 0.6%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 21,900,000 17,768,060
e
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 4,000,000 3,803,059
21,571,119
Wireless Telecommunication Services 0.6%
e
America Movil SAB de CV , Senior Bond , 144A, 5.375% , 4/04/32 .. Mexico 5,100,000 4,328,395

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. , Senior Note , 3.875% , 4/15/30 .............
United States 10,000,000 $ 8,854,483
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 9,000,000 8,489,723
21,672,601
Total Corporate Bonds (Cost $683,400,679) .....................................
549,571,230
h
Marketplace Loans 2.7%
b
Diversified Financial Services 2.7%
a a a a a a
Total Marketplace Loans (Cost $100,371,840) ...................................
92,473,987
Foreign Government and Agency Securities 3.7%
e,i
African Export-Import Bank (The) ,
Senior Bond, 144A, 3.994%, 9/21/29 ..................... Supranational
i
1,400,000 1,108,436
Senior Bond, 144A, 3.798%, 5/17/31 ..................... Supranational
i
11,600,000 8,940,236
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
i
10,700,000 9,469,500
Colombia Government Bond , Senior Bond , 5% , 6/15/45 ........
Colombia 8,800,000 5,362,280
e
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 12,200,000 9,070,381
e,j
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.75% ,
1/15/31 ........................................... Chile 6,500,000 5,528,736
e
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 610,400,000 DOP 11,242,606
Ecopetrol SA ,
Senior Bond, 5.375%, 6/26/26 .......................... Colombia 6,200,000 5,645,317
Senior Bond, 4.625%, 11/02/31 ......................... Colombia 7,000,000 4,838,768
e,k
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/28/23,
FRN thereafter , Perpetual ............................. France 24,000,000 22,596,592
e
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 .. Gabon 2,500,000 1,764,750
e
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 3,643,750 3,110,090
e
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 5,700,000 5,215,061
e
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 3,900,000 3,865,284
e
Nigeria Government Bond , Senior Bond , 144A, 9.248% , 1/21/49 .. Nigeria 3,600,000 2,346,858
e
Panama Government Bond , Senior Note , 144A, 3.75% , 4/17/26 .. Panama 5,700,000 5,352,300
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 8,000,000 6,329,117
Senior Bond, 6.55%, 3/14/37 ........................... Peru 2,900,000 2,910,524
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 6,000,000 4,176,780
e
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 9,500,000 7,641,240
Total Foreign Government and Agency Securities (Cost $159,154,000) ............
126,514,856
U.S. Government and Agency Securities 25.4%
U.S. Treasury Bonds ,
1.125%, 5/15/40 ..................................... United States 25,000,000 14,937,500
1.125%, 8/15/40 ..................................... United States 27,400,000 16,228,078
1.75%, 8/15/41 ..................................... United States 157,500,000 102,867,188
3.125%, 11/15/41 .................................... United States 12,000,000 9,964,688
2.5%, 5/15/46 ...................................... United States 9,000,000 6,428,320
2.25%, 8/15/46 ..................................... United States 28,800,000 19,508,625
2.75%, 11/15/47 ..................................... United States 25,500,000 19,151,397
3.125%, 5/15/48 ..................................... United States 16,500,000 13,394,326
3%, 8/15/48 ........................................ United States 17,000,000 13,507,363
2.875%, 5/15/49 ..................................... United States 14,000,000 10,910,430

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
2.25%, 8/15/49 ..................................... United States 39,000,000 $ 26,532,949
1.25%, 5/15/50 ..................................... United States 15,500,000 7,992,490
2.375%, 5/15/51 ..................................... United States 5,800,000 4,018,652
1.875%, 11/15/51 .................................... United States 63,000,000 38,401,699
U.S. Treasury Notes ,
0.25%, 9/30/25 ..................................... United States 125,000,000 110,986,328
0.375%, 11/30/25 .................................... United States 128,000,000 113,195,000
0.375%, 12/31/25 .................................... United States 41,000,000 36,172,890
l
Index Linked, 0.625%, 1/15/26 .......................... United States 35,400,000 42,561,924
0.75%, 5/31/26 ..................................... United States 2,000,000 1,760,547
2.75%, 4/30/27 ..................................... United States 138,300,000 129,623,835
3.25%, 6/30/27 ..................................... United States 14,200,000 13,589,844
3.125%, 8/31/27 ..................................... United States 4,800,000 4,569,375
1.875%, 2/15/32 ..................................... United States 90,100,000 74,937,859
2.875%, 5/15/32 ..................................... United States 41,400,000 37,518,750
Total U.S. Government and Agency Securities (Cost $1,020,227,101) ..............
868,760,057
Asset-Backed Securities 14.2%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 1,143,000 1,062,318
Commercial Services & Supplies 0.1%
e,m
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 3.078% , 7/15/33 . .. Ireland 5,100,000 EUR 4,591,268
Diversified Financial Services 14.1%
e,n
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 . ........................... Ireland 2,050,000 EUR 1,867,013
e,n
AMMC CLO 15 Ltd. , 2014-15A , BR3 , 144A, FRN , 5.729% , ( 3-month
USD LIBOR + 1.65% ), 1/15/32 . ......................... United States 945,000 901,237
e,n
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 6.015%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 5,050,000 4,781,468
2012-11A, CR2, 144A, FRN, 6.315%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 2,750,000 2,494,328
e,n
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 5.893% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 . ............................. United States 12,900,000 12,093,982
e,n
Ares European CLO VIII DAC , 8A , BR , 144A, FRN , 2.978% ,
( 3-month EURIBOR + 1.6% ), 4/17/32 . .................... Ireland 2,900,000 EUR 2,622,606
e,n
Bain Capital Credit CLO Ltd. ,
2018-1A, A1, 144A, FRN, 5.285%, (3-month USD LIBOR +
0.96%), 4/23/31 ..................................... United States 12,000,000 11,750,784
2018-1A, A2, 144A, FRN, 5.475%, (3-month USD LIBOR +
1.15%), 4/23/31 ..................................... United States 5,100,000 4,883,009
2020-4A, B, 144A, FRN, 6.193%, (3-month USD LIBOR + 1.95%),
10/20/33 .......................................... United States 8,350,000 7,979,997
e,n
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 6.393% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 . ................. United States 5,100,000 4,752,950
e,n
Blackrock European CLO IX DAC , 9A , A , 144A, FRN , 1.9% ,
( 3-month EURIBOR + 0.9% ), 12/15/32 . ................... Ireland 17,350,000 EUR 16,326,169
e,n
BlueMountain CLO Ltd. ,
2014-2A, CR2, 144A, FRN, 6.443%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 4,700,000 4,259,862
2016-3A, CR, 144A, FRN, 5.105%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 500,000 452,829
2018-1A, B, 144A, FRN, 6.115%, (3-month USD LIBOR + 1.7%),
7/30/30 ........................................... United States 272,725 259,227

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
BlueMountain CLO Ltd., (continued)
2018-3A, C, 144A, FRN, 6.558%, (3-month USD LIBOR + 2.2%),
10/25/30 .......................................... United States 1,071,430 $ 990,212
e,n
BlueMountain CLO XXXIV Ltd. , 2022-34A , C , 144A, FRN , 6.363% ,
( 3-month SOFR + 2.4% ), 4/20/35 . ....................... United States 12,160,000 11,047,828
e,n
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 6,250,000 EUR 5,704,344
e,n
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 5.743% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 . .................. United States 1,488,189 1,407,466
e,n
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 6.179% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 . .................. United States 1,452,380 1,347,047
e,n
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A1R2, 144A, FRN, 5.049%, (3-month USD LIBOR +
0.97%), 4/17/31 ..................................... United States 722,802 703,829
2014-1A, A2R2, 144A, FRN, 5.209%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 6,300,000 6,058,988
e,n
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
6.279% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 . ........... United States 10,000,000 9,339,732
e,n
Carlyle US CLO Ltd. ,
2017-5A, A2, 144A, FRN, 5.643%, (3-month USD LIBOR + 1.4%),
1/20/30 ........................................... United States 2,740,000 2,610,872
2017-5A, B, 144A, FRN, 6.043%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 7,000,000 6,364,019
2022-1A, C, 144A, FRN, 6.014%, (3-month SOFR + 2.15%),
4/15/35 ........................................... United States 15,330,000 13,689,130
e,n
CIFC Funding Ltd. , 2022-2A , A1 , 144A, FRN , 5.275% , ( 3-month
SOFR + 1.32% ), 4/19/35 . .............................. United States 23,690,000 22,683,175
e,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 24.676%, 12/15/43 ............... United States 131,242 123,655
2019-26, PT, 144A, FRN, 19.154%, 8/15/44 ................ United States 827,719 782,662
2019-31, PT, 144A, FRN, 17.405%, 9/15/44 ................ United States 712,130 664,992
2019-37, PT, 144A, FRN, 18.873%, 10/17/44 ............... United States 896,989 836,382
2019-42, PT, 144A, FRN, 17.521%, 11/15/44 ............... United States 938,690 884,057
2019-51, PT, 144A, FRN, 15.516%, 1/15/45 ................ United States 1,197,878 1,131,896
2019-52, PT, 144A, FRN, 16.2%, 1/15/45 .................. United States 1,270,985 1,210,939
2019-S1, PT, 144A, FRN, 15.545%, 4/15/44 ................ United States 263,802 246,981
2019-S2, PT, 144A, FRN, 14.644%, 5/16/44 ................ United States 257,691 239,512
2019-S3, PT, 144A, FRN, 12.449%, 6/15/44 ................ United States 420,703 392,390
2019-S4, PT, 144A, FRN, 12.341%, 8/15/44 ................ United States 583,818 553,523
2019-S5, PT, 144A, FRN, 12.756%, 9/15/44 ................ United States 587,338 553,556
2019-S6, PT, 144A, FRN, 12.14%, 10/17/44 ................ United States 581,577 541,455
2019-S7, PT, 144A, FRN, 11.181%, 12/15/44 ............... United States 541,716 506,357
2019-S8, PT, 144A, FRN, 10.176%, 1/15/45 ................ United States 729,448 682,246
2020-2, PT, 144A, FRN, 16.137%, 3/15/45 ................. United States 1,276,669 1,210,098
2020-7, PT, 144A, FRN, 15.32%, 4/17/45 .................. United States 787,744 737,095
e,n
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 5.199% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 . ......................... United States 6,000,000 5,771,041
n
CWABS, Inc. , 2004-1 , M1 , FRN , 4.336% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 . .................................... United States 152,118 147,590
e,n
Dryden 109 CLO Ltd. , 2022-109A , C , 144A, FRN , 6.313% , ( 3-month
SOFR + 2.35% ), 4/20/35 . .............................. United States 12,860,000 11,559,678
e,n
Dryden 45 Senior Loan Fund , 2016-45A , CR , 144A, FRN , 6.279% ,
( 3-month USD LIBOR + 2.2% ), 10/15/30 . .................. United States 1,250,000 1,176,115
e,n
Dryden 97 CLO Ltd. , 2022-97A , A , 144A, FRN , 5.263% , ( 3-month
SOFR + 1.3% ), 4/20/35 . ............................... United States 17,750,000 17,088,339

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Ellington CLO III Ltd. ,
2018-3A, A1, 144A, FRN, 5.893%, (3-month USD LIBOR +
1.65%), 7/20/30 ..................................... United States 5,101,616 $ 5,034,378
2018-3A, A2R, 144A, FRN, 5.993%, (3-month USD LIBOR +
1.75%), 7/20/30 ..................................... United States 9,447,438 9,354,681
e
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . ... United States 11,503,282 10,076,653
e,n
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 3.942% , ( 3-month
USD LIBOR + 1.02% ), 5/16/31 . ......................... United States 1,000,000 976,581
e,n
Gilbert Park CLO Ltd. , 2017-1A , B , 144A, FRN , 5.679% , ( 3-month
USD LIBOR + 1.6% ), 10/15/30 . ......................... United States 1,000,000 948,955
e,n
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A, FRN ,
6.043% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 . ............ United States 4,500,000 4,245,792
e,n
Hayfin US XII Ltd. , 2018-9A , BR , 144A, FRN , 6.174% , ( 3-month
USD LIBOR + 1.8% ), 4/28/31 . .......................... United States 14,500,000 13,842,254
e,n
Highbridge Loan Management Ltd. , 2013-2A , BR , 144A, FRN ,
6.143% , ( 3-month USD LIBOR + 1.9% ), 10/20/29 . ........... United States 700,000 649,987
e,n
Holland Park CLO DAC , 1A , A1RR , 144A, FRN , 1.241% , ( 3-month
EURIBOR + 0.92% ), 11/14/32 . .......................... Ireland 50,450,000 EUR 47,622,653
e
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 15,450,235 13,256,166
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 5,945,429 5,051,766
e,n
LCM 26 Ltd. , 26A , B , 144A, FRN , 5.643% , ( 3-month USD LIBOR +
1.4% ), 1/20/31 . ..................................... United States 2,000,000 1,907,039
e,n
LCM XVIII LP ,
18A, BR, 144A, FRN, 5.843%, (3-month USD LIBOR + 1.6%),
4/20/31 ........................................... United States 1,090,000 1,045,779
18A, CR, 144A, FRN, 6.093%, (3-month USD LIBOR + 1.85%),
4/20/31 ........................................... United States 2,000,000 1,827,808
e,n
LCM XXII Ltd. , 22A , A2R , 144A, FRN , 5.693% , ( 3-month USD
LIBOR + 1.45% ), 10/20/28 . ............................ United States 1,000,000 952,108
e,n
Logan CLO I Ltd. , 2021-1A , A , 144A, FRN , 5.403% , ( 3-month USD
LIBOR + 1.16% ), 7/20/34 . ............................. United States 4,750,000 4,584,035
e,n
Long Point Park CLO Ltd. ,
2017-1A, A2, 144A, FRN, 5.454%, (3-month USD LIBOR +
1.375%), 1/17/30 .................................... United States 5,800,000 5,515,353
2017-1A, B, 144A, FRN, 5.779%, (3-month USD LIBOR + 1.7%),
1/17/30 ........................................... United States 2,700,000 2,495,971
e,n
Madison Park Euro Funding VIII DAC , 8A , ARR , 144A, FRN ,
2.198% , ( 3-month EURIBOR + 0.82% ), 4/15/32 . ............. Ireland 33,550,000 EUR 31,615,821
e,n
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 5.825%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 2,700,000 2,579,001
13A, C, 144A, FRN, 6.125%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 3,753,500 3,490,755
e,n
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A, FRN ,
6.079% , ( 3-month USD LIBOR + 2% ), 1/15/33 . .............. United States 7,790,000 7,122,374
e,n
Madison Park Funding XXIX Ltd. , 2018-29A , C , 144A, FRN , 6.394% ,
( 3-month USD LIBOR + 2.2% ), 10/18/30 . .................. United States 1,072,581 1,000,150
e,n
Madison Park Funding XXVII Ltd. , 2018-27A , C , 144A, FRN ,
6.843% , ( 3-month USD LIBOR + 2.6% ), 4/20/30 . ............ United States 2,125,000 1,832,741
e,n
Madison Park Funding XXXI Ltd. ,
2018-31A, B, 144A, FRN, 6.025%, (3-month USD LIBOR + 1.7%),
1/23/31 ........................................... United States 1,500,000 1,437,762
2018-31A, C, 144A, FRN, 6.475%, (3-month USD LIBOR +
2.15%), 1/23/31 ..................................... United States 650,000 601,141
e,n
Magnetite VII Ltd. , 2012-7A , CR2 , 144A, FRN , 6.129% , ( 3-month
USD LIBOR + 2.05% ), 1/15/28 . ......................... United States 2,000,000 1,746,349

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
5.678% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 . ........... United States 1,700,000 $ 1,646,460
e,n
Neuberger Berman CLO XVI-S Ltd. , 2017-16SA , CR , 144A, FRN ,
5.979% , ( 3-month USD LIBOR + 1.9% ), 4/15/34 . ............ United States 2,350,000 2,105,251
e,n
Neuberger Berman Loan Advisers CLO 27 Ltd. , 2018-27A , C , 144A,
FRN , 5.779% , ( 3-month USD LIBOR + 1.7% ), 1/15/30 . ........ United States 4,900,000 4,564,161
e
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 19,400,000 16,288,785
e,n
Octagon Investment Partners 33 Ltd. , 2017-1A , A2 , 144A, FRN ,
5.743% , ( 3-month USD LIBOR + 1.5% ), 1/20/31 . ............ United States 400,000 384,175
e,n
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
5.343% , ( 3-month USD LIBOR + 1.1% ), 1/20/31 . ............ United States 3,325,000 3,204,080
e,n
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 5.049%, (3-month USD LIBOR +
0.97%), 4/15/31 ..................................... United States 18,000,000 17,603,662
2018-1A, A2, 144A, FRN, 5.279%, (3-month USD LIBOR + 1.2%),
4/15/31 ........................................... United States 8,500,000 8,200,143
e,n
Octagon Investment Partners XVII Ltd. , 2013-1A , BR2 , 144A, FRN ,
5.758% , ( 3-month USD LIBOR + 1.4% ), 1/25/31 . ............ United States 4,020,000 3,814,437
e,n
Octagon Loan Funding Ltd. , 2014-1A , CRR , 144A, FRN , 5.161% ,
( 3-month USD LIBOR + 2.2% ), 11/18/31 . .................. United States 750,000 693,373
e,n
Palmer Square CLO Ltd. , 2021-2A , A , 144A, FRN , 5.229% , ( 3-month
USD LIBOR + 1.15% ), 7/15/34 . ......................... United States 1,000,000 954,731
e,n
Pikes Peak CLO 6 , 2020-6A , AR2 , 144A, FRN , 4.131% , ( 3-month
USD LIBOR + 1.17% ), 5/18/34 . ......................... United States 4,500,000 4,343,750
e,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 18.702%, 3/15/26 ................ United States 706,445 698,751
2020-PT2, A, 144A, FRN, 15.782%, 4/15/26 ................ United States 898,406 864,541
2020-PT3, A, 144A, FRN, 13.165%, 5/15/26 ................ United States 307,438 292,517
e,n
Race Point X CLO Ltd. , 2016-10A , B1R , 144A, FRN , 6.008% ,
( 3-month USD LIBOR + 1.65% ), 7/25/31 . .................. United States 3,600,000 3,448,679
e,n
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 6.279% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 11,000,000 10,836,753
e,n
TCI-Flatiron CLO Ltd. , 2017-1A , B , 144A, FRN , 4.502% , ( 3-month
USD LIBOR + 1.56% ), 11/18/30 . ........................ United States 3,500,000 3,352,858
e,n
TICP CLO VI Ltd. , 2016-6A , AR2 , 144A, FRN , 5.199% , ( 3-month
USD LIBOR + 1.12% ), 1/15/34 . ......................... United States 9,200,000 8,856,007
e,m
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 12.02%, 6/15/25 ................. United States 186,470 166,679
2019-PT2, A, 144A, FRN, 15.089%, 2/15/26 ................ United States 620,842 611,764
e,n
Voya CLO Ltd. ,
2014-1A, BR2, 144A, FRN, 6.09%, (3-month SOFR + 2.162%),
4/18/31 ........................................... United States 1,000,000 914,717
2018-2A, A2, 144A, FRN, 5.329%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 1,500,000 1,432,975
e,n
Webster Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 6.043% , ( 3-month
USD LIBOR + 1.8% ), 7/20/30 . .......................... United States 2,000,000 1,830,495
482,336,459
a a a a a a
Road & Rail 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 . ........................................... United States 47,533 47,033
Total Asset-Backed Securities (Cost $533,515,699) ..............................
488,037,078

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 1.4%
Diversified Financial Services 1.4%
e,n
BX Commercial Mortgage Trust , 2021-VOLT , B , 144A, FRN , 4.362% ,
( 1-month USD LIBOR + 0.95% ), 9/15/36 .................. United States 9,840,000 $ 9,262,035
e,n
BX Mortgage Trust , 2021-PAC , B , 144A, FRN , 4.312% , ( 1-month
USD LIBOR + 0.899% ), 10/15/36 ........................ United States 9,220,000 8,638,445
e,n
BX Trust , 2022-IND , A , 144A, FRN , 4.907% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................... United States 14,581,386 14,080,673
m
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 1,576,925 1,103,847
e,n
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 4.113% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 9,840,000 9,657,535
e,m
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 3,255,000 2,999,815
45,742,350
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
n
FNMA , 2005-122 , FN , FRN , 3.936% , ( 1-month USD LIBOR +
0.35% ), 1/25/36 ..................................... United States 380,188 366,654
b
Weyerhaeuser Mortgage Co. of Texas , 1984-A , 7.43% , 1/01/24 ... United States 2,790 2,790
369,444
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $48,609,720) ................
46,111,794
Mortgage-Backed Securities 20.6%
o
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.119%, (COFI 11th District +/- MBS Margin), 11/01/27 .. United States 531,410 517,781
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.5%
FHLMC Gold Pool, 15 Year, 5.5%, 11/01/22 .................. United States 420 419
FHLMC Gold Pool, 30 Year, 4.5%, 3/01/39 .................. United States 589,183 570,631
FHLMC Gold Pool, 30 Year, 5%, 8/01/33 - 2/01/39 ............. United States 3,760,173 3,769,915
FHLMC Gold Pool, 30 Year, 5.5%, 1/01/35 - 12/01/37 .......... United States 333,918 342,505
FHLMC Gold Pool, 30 Year, 6%, 5/01/33 - 4/01/38 ............. United States 439,278 452,609
FHLMC Gold Pool, 30 Year, 6.5%, 8/01/25 - 3/01/39 ........... United States 402,768 416,251
FHLMC Gold Pool, 30 Year, 7%, 1/01/28 - 7/01/32 ............. United States 26,327 27,110
FHLMC Gold Pool, 30 Year, 7.5%, 3/01/32 .................. United States 7,282 7,730
FHLMC Gold Pool, 30 Year, 8%, 2/01/30 .................... United States 7,810 8,065
FHLMC Gold Pool, 30 Year, 8.5%, 10/01/24 - 8/01/30 .......... United States 1,658 1,710
FHLMC Pool, 15 Year, 2%, 4/01/37 ........................ United States 5,241,401 4,600,353
FHLMC Pool, 15 Year, 2.5%, 4/01/37 - 5/01/37 ............... United States 14,422,424 13,028,239
FHLMC Pool, 15 Year, 3%, 4/01/37 - 9/01/37 ................. United States 7,126,814 6,566,576
FHLMC Pool, 30 Year, 2%, 1/01/52 ........................ United States 53,700,558 42,489,593
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 42,525,972 33,606,865
FHLMC Pool, 30 Year, 2%, 2/01/52 ........................ United States 583,217 460,896
FHLMC Pool, 30 Year, 2.5%, 10/01/51 ...................... United States 40,566,523 33,393,150
FHLMC Pool, 30 Year, 3.5%, 6/01/52 - 8/01/52 ............... United States 8,286,416 7,298,378
FHLMC Pool, 30 Year, 4%, 8/01/52 ........................ United States 45,888,189 41,797,417
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 109,550,043 102,958,233
291,796,645
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 1.845% - 2.433%, (12-month USD LIBOR +/- MBS Margin),
2/01/34 - 3/01/37 .................................... United States 338,432 334,516
FNMA, 2.597%, (3-year CMT T-Note +/- MBS Margin), 12/01/24 .. United States 1,272 1,261
FNMA, 2.699%, (6-month USD LIBOR +/- MBS Margin), 10/01/32 . United States 52,650 51,446
FNMA, 2.123% - 4.103%, (COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................... United States 1,203,832 1,175,893

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
o
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.391% - 4.361%, (1-year CMT T-Note +/- MBS Margin),
5/01/25 - 10/01/36 ................................... United States 60,117 $ 59,294
1,622,410
Federal National Mortgage Association (FNMA) Fixed Rate 11.0%
FNMA, 15 Year, 2%, 4/01/37 - 6/01/37 ...................... United States 6,668,481 5,852,903
FNMA, 15 Year, 3%, 5/01/37 - 10/01/37 ..................... United States 6,264,785 5,772,236
FNMA, 15 Year, 5.5%, 12/01/22 ........................... United States 1,203 1,200
FNMA, 30 Year, 2%, 1/01/52 - 2/01/52 ...................... United States 16,982,469 13,416,362
FNMA, 30 Year, 3%, 4/01/52 - 7/01/52 ...................... United States 12,782,180 10,888,223
FNMA, 30 Year, 3.5%, 6/01/52 - 8/01/52 .................... United States 15,726,282 13,853,017
FNMA, 30 Year, 5%, 6/01/36 - 5/01/39 ...................... United States 707,569 705,941
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/37 .................... United States 2,704,411 2,714,731
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 ...................... United States 2,820,808 2,914,101
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................... United States 96,346 100,428
FNMA, 30 Year, 7%, 11/01/25 ............................ United States 1,432 1,430
FNMA, 30 Year, 7.5%, 1/01/30 ........................... United States 5,552 5,825
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................... United States 24,034 25,431
p
FNMA, Single-family, 30 Year, 5%, 11/25/52 ................. United States 296,943,000 286,422,401
p
FNMA, Single-family, 30 Year, 5.5%, 11/25/52 ................ United States 34,380,000 33,919,177
376,593,406
o
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 1.75% - 2.625%, (1-year CMT T-Note +/- MBS Margin),
1/20/23 - 10/20/26 ................................... United States 8,371 8,131
8,131
Government National Mortgage Association (GNMA) Fixed Rate 1.1%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................... United States 9,248 9,689
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ................. United States 59,697 62,706
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ........ United States 9,964 10,263
GNMA I, Single-family, 30 Year, 7%, 3/15/28 - 4/15/28 .......... United States 4,715 4,724
GNMA I, Single-family, 30 Year, 7.5%, 8/15/25 - 2/15/26 ........ United States 2,848 2,864
GNMA I, Single-family, 30 Year, 9%, 9/15/25 ................. United States 15 15
GNMA II, Single-family, 30 Year, 2%, 4/20/52 - 7/20/52 ......... United States 23,684,678 19,514,026
GNMA II, Single-family, 30 Year, 2.5%, 7/20/52 ............... United States 18,582,537 15,793,697
GNMA II, Single-family, 30 Year, 3%, 10/20/49 ................ United States 28,384 25,021
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ................. United States 1,437 1,493
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 7/20/38 ........ United States 165,073 172,212
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ........ United States 22,466 23,210
35,619,920
Total Mortgage-Backed Securities (Cost $734,225,326) ...........................
706,158,293
Municipal Bonds 3.6%
California 2.1%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue, Senior Lien , 2019 , 2.934% ,
6/01/32 ........................................... United States 6,810,000 5,492,407
California Municipal Finance Authority , United States General
Services Administration , Revenue , 2020 , 2.519% , 10/01/35 .... United States 9,780,000 6,643,190
Clovis Unified School District , GO , 2021 B , Refunding , 3.067% ,
8/01/39 ........................................... United States 1,500,000 1,069,163
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 20,900,000 17,860,766

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Regents of the University of California , Medical Center , Revenue ,
2022 Q , 4.563% , 5/15/53 .............................. United States 6,400,000 $ 5,331,873
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 20,405,000 13,647,705
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 11,880,000 7,100,317
San Jose Redevelopment Agency Successor Agency , Tax Allocation,
Senior Lien , 2017 A-T , Refunding , 3.226% , 8/01/27 .......... United States 6,150,000 5,689,963
State of California , GO , 2017 , Refunding , 4% , 11/01/33 .........
United States 250,000 249,644
University of California , Revenue , 2015 J , Refunding , 4.131% ,
5/15/45 ........................................... United States 10,750,000 8,815,191
71,900,219
Illinois 0.0%
†
Chicago Transit Authority Sales & Transfer Tax Receipts , Revenue ,
2008 A , 6.899% , 12/01/40 ............................. United States 800,000 864,070
Massachusetts 0.2%
Commonwealth of Massachusetts , GO , 2020 C , Refunding , 2.514% ,
7/01/41 ........................................... United States 700,000 478,291
Massachusetts School Building Authority ,
Revenue, 2019 B, Refunding, 3.395%, 10/15/40 ............. United States 6,760,000 5,127,172
Revenue, Senior Lien, 2016 C, Refunding, 4%, 11/15/35 ...... United States 150,000 145,490
5,750,953
Minnesota 0.2%
State of Minnesota , GO , 2013 F , Refunding , 4% , 10/01/24 .......
United States 5,760,000 5,801,954
New York 0.3%
Port Authority of New York & New Jersey ,
Revenue, 191, 4.823%, 6/01/45 ......................... United States 4,570,000 4,126,688
Revenue, 192, 4.81%, 10/15/65 ......................... United States 5,000,000 4,358,555
8,485,243
Ohio 0.3%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 16,585,000 11,421,454
Oregon 0.0%
†
City of Beaverton , Water , Revenue , 2020 , 5% , 4/01/33 .........
United States 250,000 270,122
City of Portland , Water System , Revenue, First Lien , 2016 A ,
Refunding , 4% , 4/01/32 ............................... United States 265,000 268,076
538,198
Texas 0.4%
City of Austin ,
Electric Utility, Revenue, 2008, Refunding, AGMC Insured, 6.262%,
11/15/32 ......................................... United States 12,050,000 12,638,922
Electric Utility, Revenue, 2019 C, Refunding, 2.785%, 11/15/31 .. United States 370,000 304,381
San Antonio Water System , Revenue , 2010 B , 5.92% , 5/15/40 ...
United States 250,000 257,184
Texas State University System , Revenue , 2019 B , Refunding ,
2.938% , 3/15/33 ..................................... United States 2,655,000 2,128,979
15,329,466

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.1%
City of Salt Lake City , Sales and Excise Tax , Revenue , 2019 B ,
Refunding , 3.102% , 4/01/38 ............................ United States 3,155,000 $ 2,424,382
Total Municipal Bonds (Cost $155,617,318) .....................................
122,515,939
Residential Mortgage-Backed Securities 4.6%
Capital Markets 0.0%
†
n
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 4.326% ,
( 1-month USD LIBOR + 0.74% ), 3/25/28 .................. United States 251,150 238,510
Diversified Financial Services 3.0%
e
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 2,374,955 2,314,118
m
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 4,837,042 4,500,987
e,m
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 1,292,463 1,201,782
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 918,033 882,619
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 2,208,331 2,062,722
e,m
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 United States 189,238 178,570
e,m
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 3,467,009 3,172,552
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 1/25/38 ........................................ Switzerland 75,960 44,740
e,n
FHLMC STACR REMIC Trust ,
2020-DNA1, M2, 144A, FRN, 5.286%, (1-month USD LIBOR +
1.7%), 1/25/50 ...................................... United States 2,011,262 1,976,201
2022-DNA3, M1A, 144A, FRN, 4.997%, (30-day SOFR Average +
2%), 4/25/42 ....................................... United States 6,755,600 6,625,041
e,m
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 16,958,818 14,385,450
2021-14, A4, 144A, FRN, 2.5%, 5/25/52 ................... United States 13,620,911 11,587,964
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 7,841,642 6,651,734
e,m
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.477% ,
4/25/66 ........................................... United States 6,655,314 6,302,554
e,m
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 3,428,182 2,899,445
e,m
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 11,067,595 9,443,297
e,m
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 1,867,372 1,546,742
e,m
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 19,871,437 16,955,073
e,m
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 1,033,217 1,015,634
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................... United States 8,862,000 8,502,490
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 487,941 481,355
102,731,070
a a a a a a
Thrifts & Mortgage Finance 1.6%
n
FHLMC Structured Agency Credit Risk Debt Notes ,
2015-DNA3, M3, FRN, 8.286%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 1,331,992 1,370,006
2016-DNA1, M3, FRN, 9.136%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 8,539,948 9,095,058
2016-DNA2, M3, FRN, 8.236%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 11,289,985 11,641,423
2016-HQA2, M3, FRN, 8.736%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 11,730,124 12,210,226

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
n
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 8.836%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 2,842,724 $ 2,898,328
2014-C02, 2M2, FRN, 6.186%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 1,819,953 1,814,002
2014-C03, 2M2, FRN, 6.486%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 528,868 530,018
2014-C04, 1M2, FRN, 8.486%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 6,473,292 6,656,723
2014-C04, 2M2, FRN, 8.586%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 213,428 214,283
2016-C02, 1M2, FRN, 9.586%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 5,405,089 5,587,279
2016-C03, 1M2, FRN, 8.886%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 2,728,410 2,814,402
54,831,748
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $176,681,389) ................
157,801,328
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 141,599 —
a
Mesquite Energy, Inc., Escrow Account ..................... United States 3,000,000 30,000
Total Escrows and Litigation Trusts (Cost $2,814,454) ...........................
30,000
Total Long Term Investments (Cost $4,207,637,423) .............................
3,658,619,741
a
Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.3%
d,q
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 44,800,650 44,800,650
Total Money Market Funds (Cost $44,800,650) ..................................
44,800,650
a a a
r
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
d,q
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 2,006,000 2,006,000

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
s
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 3%,
11/01/22 (Maturity Value $501,910)
Collateralized by U.S. Treasury Bill, Discount Note, 1/05/23; and
U.S. Treasury Notes, 0.625% - 2.125%, 5/31/23 - 10/31/24 (valued at $511,906) ....................................... 501,868 $ 501,868
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,507,868) ............................................................
2,507,868
Total Short Term Investments (Cost $47,308,518 ) ................................
47,308,518
a
Total Investments (Cost $4,254,945,941) 108.2% ................................
$3,705,928,259
Other Assets, less Liabilities (8.2)% ...........................................
(279,006,599)
Net Assets 100.0% ...........................................................
$3,426,921,660
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $876,976,131, representing 25.6% of net assets.
f
Income may be received in additional securities and/or cash.
g
See Note 7 regarding credit risk and defaulted securities.
h
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
A portion or all of the security is on loan at October 31, 2022. See Note 1(f).
k
Perpetual security with no stated maturity date.
l
Principal amount of security is adjusted for inflation. See Note 1(k).
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
q
The rate shown is the annualized seven-day effective yield at period end.
r
See Note 1(f) regarding securities on loan.
s
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

At October 31, 2022, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 2.7%
Block, Inc.
4571318.SQ.FTS.B, Zero Cpn, 3/29/23 ... $ 6,080 $ 3,357
4578954.SQ.FTS.B, Zero Cpn, 4/01/23 ... 500 316
4581962.SQ.FTS.B, Zero Cpn, 4/03/23 ... 1,804 364
4581979.SQ.FTS.B, Zero Cpn, 4/03/23 ... 2,035 494
4582384.SQ.FTS.B, Zero Cpn, 4/03/23 ... 863 368
4586446.SQ.FTS.B, Zero Cpn, 4/04/23 ... 5,786 1,468
4586790.SQ.FTS.B, Zero Cpn, 4/05/23 ... 586 511
4590433.SQ.FTS.B, Zero Cpn, 4/05/23 ... 931 471
4590664.SQ.FTS.B, Zero Cpn, 4/06/23 ... 343 198
4590729.SQ.FTS.B, Zero Cpn, 4/06/23 ... 1,383 1,120
4591593.SQ.FTS.B, Zero Cpn, 4/06/23 ... 276 243
4591813.SQ.FTS.B, Zero Cpn, 4/06/23 ... 2,891 2,075
4591961.SQ.FTS.B, Zero Cpn, 4/06/23 ... 1,937 747
4592572.SQ.FTS.B, Zero Cpn, 4/06/23 ... 449 374
4592845.SQ.FTS.B, Zero Cpn, 4/06/23 ... 154 130
4593610.SQ.FTS.B, Zero Cpn, 4/06/23 ... 1,601 851
4598631.SQ.FTS.B, Zero Cpn, 4/07/23 ... 3,262 2,611
4601779.SQ.FTS.B, Zero Cpn, 4/08/23 ... 1,319 1,014
4603867.SQ.FTS.B, Zero Cpn, 4/08/23 ... 560 467
4604000.SQ.FTS.B, Zero Cpn, 4/09/23 ... 8,181 1,833
4604545.SQ.FTS.B, Zero Cpn, 4/09/23 ... 632 487
4604804.SQ.FTS.B, Zero Cpn, 4/09/23 ... 785 131
4605063.SQ.FTS.B, Zero Cpn, 4/10/23 ... 1,357 678
4605658.SQ.FTS.B, Zero Cpn, 4/10/23 ... 6,711 1,500
4605737.SQ.FTS.B, Zero Cpn, 4/11/23 ... 765 587
4605745.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,084 1,621
4606063.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,752 763
4606359.SQ.FTS.B, Zero Cpn, 4/11/23 ... 684 624
4606382.SQ.FTS.B, Zero Cpn, 4/11/23 ... 980 927
4606489.SQ.FTS.B, Zero Cpn, 4/11/23 ... 12,498 2,675
4606620.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,121 561
4606808.SQ.FTS.B, Zero Cpn, 4/11/23 ... 5,556 4,273
4606853.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,381 1,943
4606932.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,572 595
4606989.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,862 1,703
4607548.SQ.FTS.B, Zero Cpn, 4/12/23 ... 2,502 2,372
4609009.SQ.FTS.B, Zero Cpn, 4/12/23 ... 3,041 2,384
4609460.SQ.FTS.B, Zero Cpn, 4/12/23 ... 2,479 502
4609493.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,353 1,029
4609609.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,245 1,205
4610061.SQ.FTS.B, Zero Cpn, 4/12/23 ... 935 780
4610482.SQ.FTS.B, Zero Cpn, 4/13/23 ... 3,367 584
4612318.SQ.FTS.B, Zero Cpn, 4/13/23 ... 724 663
4617805.SQ.FTS.B, Zero Cpn, 4/14/23 ... 565 357
4619034.SQ.FTS.B, Zero Cpn, 4/14/23 ... 421 359
4621658.SQ.FTS.B, Zero Cpn, 4/15/23 ... 43 39
4622664.SQ.FTS.B, Zero Cpn, 4/15/23 ... 3,107 712
4622864.SQ.FTS.B, Zero Cpn, 4/15/23 ... 782 125
4623532.SQ.FTS.B, Zero Cpn, 4/15/23 ... 3,955 1,835
4623748.SQ.FTS.B, Zero Cpn, 4/16/23 ... 59 57
4623768.SQ.FTS.B, Zero Cpn, 4/16/23 ... 311 291
4623886.SQ.FTS.B, Zero Cpn, 4/16/23 ... 1,920 1,454
4624212.SQ.FTS.B, Zero Cpn, 4/16/23 ... 172 143
4624391.SQ.FTS.B, Zero Cpn, 4/17/23 ... 3,087 914
4624796.SQ.FTS.B, Zero Cpn, 4/17/23 ... 944 334
Description
Principal
Amount Value
Block, Inc. (continued)
4625048.SQ.FTS.B, Zero Cpn, 4/17/23 ... $ 1,054 $ 308
4625101.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,389 767
4625154.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,116 1,030
4626040.SQ.FTS.B, Zero Cpn, 4/18/23 ... 5,792 2,049
4626340.SQ.FTS.B, Zero Cpn, 4/18/23 ... 762 715
4626775.SQ.FTS.B, Zero Cpn, 4/18/23 ... 3,995 2,897
4626821.SQ.FTS.B, Zero Cpn, 4/18/23 ... 279 251
4628386.SQ.FTS.B, Zero Cpn, 4/19/23 ... 1,062 812
4628862.SQ.FTS.B, Zero Cpn, 4/19/23 ... 8,296 3,087
4629559.SQ.FTS.B, Zero Cpn, 4/19/23 ... 3,045 2,914
4630482.SQ.FTS.B, Zero Cpn, 4/19/23 ... 3,742 2,446
4630710.SQ.FTS.B, Zero Cpn, 4/20/23 ... 1,091 369
4631203.SQ.FTS.B, Zero Cpn, 4/20/23 ... 2,292 817
4632078.SQ.FTS.B, Zero Cpn, 4/20/23 ... 21,052 3,520
4636056.SQ.FTS.B, Zero Cpn, 4/21/23 ... 433 403
4637979.SQ.FTS.B, Zero Cpn, 4/22/23 ... 4,674 4,015
4638327.SQ.FTS.B, Zero Cpn, 4/22/23 ... 8,661 2,460
4638730.SQ.FTS.B, Zero Cpn, 4/22/23 ... 11,440 8,333
4639019.SQ.FTS.B, Zero Cpn, 4/22/23 ... 359 247
4639746.SQ.FTS.B, Zero Cpn, 4/23/23 ... 4,397 2,075
4640261.SQ.FTS.B, Zero Cpn, 4/24/23 ... 612 253
4640553.SQ.FTS.B, Zero Cpn, 4/24/23 ... 419 371
4640985.SQ.FTS.B, Zero Cpn, 4/25/23 ... 1,692 1,649
4641001.SQ.FTS.B, Zero Cpn, 4/25/23 ... 3,806 1,814
4641050.SQ.FTS.B, Zero Cpn, 4/25/23 ... 328 274
4641063.SQ.FTS.B, Zero Cpn, 4/25/23 ... 916 425
4642105.SQ.FTS.B, Zero Cpn, 4/25/23 ... 266 180
4642421.SQ.FTS.B, Zero Cpn, 4/25/23 ... 99 89
4643057.SQ.FTS.B, Zero Cpn, 4/25/23 ... 1,881 557
4643805.SQ.FTS.B, Zero Cpn, 4/25/23 ... 751 403
4645386.SQ.FTS.B, Zero Cpn, 4/26/23 ... 3,535 3,147
4647785.SQ.FTS.B, Zero Cpn, 4/27/23 ... 261 231
4648952.SQ.FTS.B, Zero Cpn, 4/27/23 ... 376 348
4649015.SQ.FTS.B, Zero Cpn, 4/27/23 ... 5,124 2,206
4649299.SQ.FTS.B, Zero Cpn, 4/27/23 ... 660 213
4651264.SQ.FTS.B, Zero Cpn, 4/28/23 ... 74 67
4653177.SQ.FTS.B, Zero Cpn, 4/28/23 ... 6,446 4,161
4655501.SQ.FTS.B, Zero Cpn, 4/29/23 ... 4,154 1,807
4657541.SQ.FTS.B, Zero Cpn, 4/30/23 ... 836 234
4657936.SQ.FTS.B, Zero Cpn, 4/30/23 ... 11,211 8,257
4659204.SQ.FTS.B, Zero Cpn, 5/01/23 ... 481 468
4659438.SQ.FTS.B, Zero Cpn, 5/01/23 ... 655 574
4660081.SQ.FTS.B, Zero Cpn, 5/01/23 ... 508 193
4660689.SQ.FTS.B, Zero Cpn, 5/01/23 ... 227 190
4660746.SQ.FTS.B, Zero Cpn, 5/01/23 ... 2,092 1,160
4662124.SQ.FTS.B, Zero Cpn, 5/02/23 ... 3,659 2,041
4663092.SQ.FTS.B, Zero Cpn, 5/02/23 ... 463 199
4664137.SQ.FTS.B, Zero Cpn, 5/02/23 ... 2,489 1,077
4666434.SQ.FTS.B, Zero Cpn, 5/03/23 ... 1,408 1,090
4666640.SQ.FTS.B, Zero Cpn, 5/03/23 ... 14,754 6,667
4668472.SQ.FTS.B, Zero Cpn, 5/04/23 ... 1,344 761
4669631.SQ.FTS.B, Zero Cpn, 5/04/23 ... 683 297
4671393.SQ.FTS.B, Zero Cpn, 5/04/23 ... 2,035 489
4671824.SQ.FTS.B, Zero Cpn, 5/04/23 ... 453 376
4674918.SQ.FTS.B, Zero Cpn, 5/05/23 ... 9,934 3,758

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4675113.SQ.FTS.B, Zero Cpn, 5/05/23 ... $ 715 $ 258
4675649.SQ.FTS.B, Zero Cpn, 5/05/23 ... 10,004 9,475
4677725.SQ.FTS.B, Zero Cpn, 5/06/23 ... 89 79
4678619.SQ.FTS.B, Zero Cpn, 5/07/23 ... 936 861
4678849.SQ.FTS.B, Zero Cpn, 5/07/23 ... 3,394 3,297
4684412.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,706 606
4689588.SQ.FTS.B, Zero Cpn, 5/09/23 ... 284 163
4692942.SQ.FTS.B, Zero Cpn, 5/09/23 ... 13,605 10,848
4693373.SQ.FTS.B, Zero Cpn, 5/09/23 ... 143 128
4707828.SQ.FTS.B, Zero Cpn, 5/11/23 ... 260 232
4713712.SQ.FTS.B, Zero Cpn, 5/13/23 ... 298 222
4714291.SQ.FTS.B, Zero Cpn, 5/14/23 ... 1,470 505
4719279.SQ.FTS.B, Zero Cpn, 5/15/23 ... 460 416
4720634.SQ.FTS.B, Zero Cpn, 5/16/23 ... 7,932 5,549
4722407.SQ.FTS.B, Zero Cpn, 5/16/23 ... 789 388
4722963.SQ.FTS.B, Zero Cpn, 5/16/23 ... 16,488 13,436
4725524.SQ.FTS.B, Zero Cpn, 5/17/23 ... 19,384 12,230
4741690.SQ.FTS.B, Zero Cpn, 5/18/23 ... 524 204
4742918.SQ.FTS.B, Zero Cpn, 5/18/23 ... 4,234 4,124
4744012.SQ.FTS.B, Zero Cpn, 5/18/23 ... 2,572 2,155
4744489.SQ.FTS.B, Zero Cpn, 5/19/23 ... 1,434 761
4747539.SQ.FTS.B, Zero Cpn, 5/19/23 ... 3,478 3,129
4749278.SQ.FTS.B, Zero Cpn, 5/19/23 ... 1,242 1,106
4750818.SQ.FTS.B, Zero Cpn, 5/21/23 ... 992 461
4753030.SQ.FTS.B, Zero Cpn, 5/22/23 ... 855 832
4754984.SQ.FTS.B, Zero Cpn, 5/22/23 ... 1,420 1,392
4755474.SQ.FTS.B, Zero Cpn, 5/22/23 ... 1,198 1,114
4756626.SQ.FTS.B, Zero Cpn, 5/22/23 ... 1,916 572
4757364.SQ.FTS.B, Zero Cpn, 5/22/23 ... 2,804 1,187
4761213.SQ.FTS.B, Zero Cpn, 5/23/23 ... 2,068 1,600
4761305.SQ.FTS.B, Zero Cpn, 5/23/23 ... 1,060 1,034
4761650.SQ.FTS.B, Zero Cpn, 5/23/23 ... 13,358 9,783
4764180.SQ.FTS.B, Zero Cpn, 5/23/23 ... 758 739
4764916.SQ.FTS.B, Zero Cpn, 5/23/23 ... 10,381 7,588
4766076.SQ.FTS.B, Zero Cpn, 5/23/23 ... 375 366
4776067.SQ.FTS.B, Zero Cpn, 5/24/23 ... 4,090 1,237
4776338.SQ.FTS.B, Zero Cpn, 5/24/23 ... 2,079 1,312
4776440.SQ.FTS.B, Zero Cpn, 5/24/23 ... 384 334
4777169.SQ.FTS.B, Zero Cpn, 5/24/23 ... 61 56
4778127.SQ.FTS.B, Zero Cpn, 5/24/23 ... 1,071 446
4779178.SQ.FTS.B, Zero Cpn, 5/24/23 ... 605 591
4783176.SQ.FTS.B, Zero Cpn, 5/26/23 ... 13,994 7,505
4785137.SQ.FTS.B, Zero Cpn, 5/26/23 ... 603 542
4785691.SQ.FTS.B, Zero Cpn, 5/27/23 ... 2,373 1,074
4790013.SQ.FTS.B, Zero Cpn, 5/29/23 ... 660 410
4790522.SQ.FTS.B, Zero Cpn, 5/29/23 ... 338 332
4794296.SQ.FTS.B, Zero Cpn, 5/30/23 ... 444 437
4794752.SQ.FTS.B, Zero Cpn, 5/30/23 ... 447 438
4796753.SQ.FTS.B, Zero Cpn, 6/01/23 ... 2,995 1,417
4796791.SQ.FTS.B, Zero Cpn, 6/01/23 ... 1,411 1,367
4798341.SQ.FTS.B, Zero Cpn, 6/01/23 ... 791 237
4798675.SQ.FTS.B, Zero Cpn, 6/01/23 ... 1,817 919
4799114.SQ.FTS.B, Zero Cpn, 6/01/23 ... 3,530 2,232
4807146.SQ.FTS.B, Zero Cpn, 6/02/23 ... 4,375 2,325
4807316.SQ.FTS.B, Zero Cpn, 6/02/23 ... 325 317
4807599.SQ.FTS.B, Zero Cpn, 6/02/23 ... 595 159
4808051.SQ.FTS.B, Zero Cpn, 6/02/23 ... 5,991 5,787
4808701.SQ.FTS.B, Zero Cpn, 6/02/23 ... 217 131
Description
Principal
Amount Value
Block, Inc. (continued)
4810447.SQ.FTS.B, Zero Cpn, 6/03/23 ... $ 2,379 $ 1,227
4812027.SQ.FTS.B, Zero Cpn, 6/03/23 ... 683 285
4813955.SQ.FTS.B, Zero Cpn, 6/03/23 ... 28,484 16,203
4814556.SQ.FTS.B, Zero Cpn, 6/04/23 ... 616 150
4814833.SQ.FTS.B, Zero Cpn, 6/04/23 ... 24,496 12,345
4815623.SQ.FTS.B, Zero Cpn, 6/05/23 ... 296 280
4815651.SQ.FTS.B, Zero Cpn, 6/05/23 ... 1,227 332
4815665.SQ.FTS.B, Zero Cpn, 6/05/23 ... 896 842
4818162.SQ.FTS.B, Zero Cpn, 6/06/23 ... 696 643
4818987.SQ.FTS.B, Zero Cpn, 6/06/23 ... 2,640 438
4819180.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,153 349
4819217.SQ.FTS.B, Zero Cpn, 6/07/23 ... 27,341 19,278
4820289.SQ.FTS.B, Zero Cpn, 6/07/23 ... 498 280
4820529.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,357 574
4821044.SQ.FTS.B, Zero Cpn, 6/07/23 ... 804 789
4821111.SQ.FTS.B, Zero Cpn, 6/07/23 ... 353 347
4821247.SQ.FTS.B, Zero Cpn, 6/07/23 ... 10,373 9,019
4821611.SQ.FTS.B, Zero Cpn, 6/08/23 ... 702 251
4822240.SQ.FTS.B, Zero Cpn, 6/08/23 ... 208 185
4822376.SQ.FTS.B, Zero Cpn, 6/08/23 ... 1,662 1,433
4822617.SQ.FTS.B, Zero Cpn, 6/08/23 ... 3,561 3,003
4823342.SQ.FTS.B, Zero Cpn, 6/08/23 ... 1,694 1,048
4824622.SQ.FTS.B, Zero Cpn, 6/08/23 ... 3,314 1,244
4824969.SQ.FTS.B, Zero Cpn, 6/08/23 ... 5,672 4,924
4827165.SQ.FTS.B, Zero Cpn, 6/09/23 ... 1,298 367
4827620.SQ.FTS.B, Zero Cpn, 6/09/23 ... 2,587 2,077
4829334.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,336 3,231
4829869.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,776 2,519
4831089.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,668 1,760
4831107.SQ.FTS.B, Zero Cpn, 6/10/23 ... 480 469
4831741.SQ.FTS.B, Zero Cpn, 6/10/23 ... 941 766
4832310.SQ.FTS.B, Zero Cpn, 6/10/23 ... 7,824 6,260
4832582.SQ.FTS.B, Zero Cpn, 6/10/23 ... 6,760 5,947
4832683.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,245 1,237
4832716.SQ.FTS.B, Zero Cpn, 6/10/23 ... 433 422
4832985.SQ.FTS.B, Zero Cpn, 6/10/23 ... 12,795 3,619
4833394.SQ.FTS.B, Zero Cpn, 6/11/23 ... 4,725 4,590
4833709.SQ.FTS.B, Zero Cpn, 6/11/23 ... 5,381 4,522
4834601.SQ.FTS.B, Zero Cpn, 6/12/23 ... 1,623 1,359
4836374.SQ.FTS.B, Zero Cpn, 6/13/23 ... 4,896 3,883
4836929.SQ.FTS.B, Zero Cpn, 6/13/23 ... 6,637 3,654
4837116.SQ.FTS.B, Zero Cpn, 6/13/23 ... 2,784 1,453
4837165.SQ.FTS.B, Zero Cpn, 6/13/23 ... 1,648 1,535
4838193.SQ.FTS.B, Zero Cpn, 6/14/23 ... 15,835 13,307
4838951.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,210 3,035
4839149.SQ.FTS.B, Zero Cpn, 6/14/23 ... 4,283 3,154
4839326.SQ.FTS.B, Zero Cpn, 6/14/23 ... 826 742
4839360.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,933 917
4839366.SQ.FTS.B, Zero Cpn, 6/14/23 ... 11,177 6,137
4839716.SQ.FTS.B, Zero Cpn, 6/14/23 ... 727 644
4839757.SQ.FTS.B, Zero Cpn, 6/14/23 ... 6,056 5,742
4840249.SQ.FTS.B, Zero Cpn, 6/14/23 ... 5,411 5,039
4840254.SQ.FTS.B, Zero Cpn, 6/14/23 ... 766 341
4840334.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,577 392
4840400.SQ.FTS.B, Zero Cpn, 6/14/23 ... 111 110
4840427.SQ.FTS.B, Zero Cpn, 6/14/23 ... 7,657 1,377
4840766.SQ.FTS.B, Zero Cpn, 6/14/23 ... 2,763 2,421
4841029.SQ.FTS.B, Zero Cpn, 6/15/23 ... 892 872

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4841078.SQ.FTS.B, Zero Cpn, 6/15/23 ... $ 10,672 $ 7,491
4841433.SQ.FTS.B, Zero Cpn, 6/15/23 ... 608 561
4841842.SQ.FTS.B, Zero Cpn, 6/15/23 ... 569 559
4841898.SQ.FTS.B, Zero Cpn, 6/15/23 ... 8,884 5,503
4842339.SQ.FTS.B, Zero Cpn, 6/15/23 ... 967 809
4842858.SQ.FTS.B, Zero Cpn, 6/15/23 ... 20,506 12,135
4843142.SQ.FTS.B, Zero Cpn, 6/15/23 ... 11,390 6,295
4848118.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,487 2,265
4848471.SQ.FTS.B, Zero Cpn, 6/16/23 ... 3,151 1,753
4848662.SQ.FTS.B, Zero Cpn, 6/16/23 ... 5,372 1,254
4848703.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,526 286
4850020.SQ.FTS.B, Zero Cpn, 6/16/23 ... 156 139
4850454.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,668 1,358
4850556.SQ.FTS.B, Zero Cpn, 6/16/23 ... 405 384
4851014.SQ.FTS.B, Zero Cpn, 6/16/23 ... 16,929 13,359
4855453.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,467 1,031
4857326.SQ.FTS.B, Zero Cpn, 6/16/23 ... 16,617 10,679
4857771.SQ.FTS.B, Zero Cpn, 6/17/23 ... 3,780 1,805
4858016.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,782 1,142
4859794.SQ.FTS.B, Zero Cpn, 6/17/23 ... 2,695 2,632
4860138.SQ.FTS.B, Zero Cpn, 6/17/23 ... 758 740
4860376.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,539 598
4860428.SQ.FTS.B, Zero Cpn, 6/17/23 ... 837 444
4860575.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,191 1,154
4860614.SQ.FTS.B, Zero Cpn, 6/17/23 ... 3,336 2,667
4861177.SQ.FTS.B, Zero Cpn, 6/17/23 ... 683 173
4861282.SQ.FTS.B, Zero Cpn, 6/17/23 ... 3,163 634
4861849.SQ.FTS.B, Zero Cpn, 6/18/23 ... 5,133 2,242
4861902.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,970 681
4861917.SQ.FTS.B, Zero Cpn, 6/18/23 ... 9,948 5,311
4862367.SQ.FTS.B, Zero Cpn, 6/18/23 ... 166 155
4862418.SQ.FTS.B, Zero Cpn, 6/18/23 ... 359 317
4862563.SQ.FTS.B, Zero Cpn, 6/18/23 ... 7,393 6,284
4862726.SQ.FTS.B, Zero Cpn, 6/19/23 ... 198 185
4862857.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,798 1,656
4863326.SQ.FTS.B, Zero Cpn, 6/19/23 ... 5,014 4,626
4863471.SQ.FTS.B, Zero Cpn, 6/19/23 ... 7,932 5,025
4863939.SQ.FTS.B, Zero Cpn, 6/20/23 ... 10,209 6,158
4865451.SQ.FTS.B, Zero Cpn, 6/20/23 ... 2,197 2,154
4866209.SQ.FTS.B, Zero Cpn, 6/20/23 ... 932 899
4866438.SQ.FTS.B, Zero Cpn, 6/20/23 ... 954 190
4866448.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,000 616
4866709.SQ.FTS.B, Zero Cpn, 6/20/23 ... 3,336 2,170
4866826.SQ.FTS.B, Zero Cpn, 6/20/23 ... 485 333
4866894.SQ.FTS.B, Zero Cpn, 6/20/23 ... 447 432
4867919.SQ.FTS.B, Zero Cpn, 6/21/23 ... 6,047 1,841
4867982.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,993 1,932
4868143.SQ.FTS.B, Zero Cpn, 6/21/23 ... 7,107 6,070
4868584.SQ.FTS.B, Zero Cpn, 6/21/23 ... 5,694 2,079
4868863.SQ.FTS.B, Zero Cpn, 6/21/23 ... 15,162 13,877
4869137.SQ.FTS.B, Zero Cpn, 6/21/23 ... 258 254
4871928.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,297 939
4872389.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,305 2,549
4872451.SQ.FTS.B, Zero Cpn, 6/22/23 ... 4,130 3,867
4873119.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,573 1,480
4874158.SQ.FTS.B, Zero Cpn, 6/23/23 ... 4,417 4,253
4875200.SQ.FTS.B, Zero Cpn, 6/23/23 ... 389 282
4875562.SQ.FTS.B, Zero Cpn, 6/23/23 ... 218 209
Description
Principal
Amount Value
Block, Inc. (continued)
4875647.SQ.FTS.B, Zero Cpn, 6/23/23 ... $ 10,725 $ 10,407
4876097.SQ.FTS.B, Zero Cpn, 6/23/23 ... 174 111
4876386.SQ.FTS.B, Zero Cpn, 6/23/23 ... 25,629 9,646
4876490.SQ.FTS.B, Zero Cpn, 6/24/23 ... 767 630
4876558.SQ.FTS.B, Zero Cpn, 6/24/23 ... 11,975 5,695
4876685.SQ.FTS.B, Zero Cpn, 6/24/23 ... 852 832
4877824.SQ.FTS.B, Zero Cpn, 6/26/23 ... 1,657 1,486
4877896.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,264 2,210
4878201.SQ.FTS.B, Zero Cpn, 6/27/23 ... 6,731 5,395
4878563.SQ.FTS.B, Zero Cpn, 6/27/23 ... 799 743
4879038.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,811 2,410
4879097.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,783 2,743
4879710.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,947 2,722
4880320.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,842 1,786
4880873.SQ.FTS.B, Zero Cpn, 6/28/23 ... 7,797 6,987
4881090.SQ.FTS.B, Zero Cpn, 6/28/23 ... 375 337
4881099.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,753 1,721
4881733.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,835 1,129
4881919.SQ.FTS.B, Zero Cpn, 6/28/23 ... 793 240
4882044.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,116 1,093
4882161.SQ.FTS.B, Zero Cpn, 6/28/23 ... 422 379
4882493.SQ.FTS.B, Zero Cpn, 6/28/23 ... 16,259 13,465
4884630.SQ.FTS.B, Zero Cpn, 6/29/23 ... 1,149 311
4885519.SQ.FTS.B, Zero Cpn, 6/29/23 ... 1,063 1,019
4885669.SQ.FTS.B, Zero Cpn, 6/29/23 ... 1,339 511
4885699.SQ.FTS.B, Zero Cpn, 6/29/23 ... 1,520 1,204
4885937.SQ.FTS.B, Zero Cpn, 6/29/23 ... 2,665 1,890
4886223.SQ.FTS.B, Zero Cpn, 6/29/23 ... 1,576 1,344
4886313.SQ.FTS.B, Zero Cpn, 6/29/23 ... 1,814 1,781
4887050.SQ.FTS.B, Zero Cpn, 6/30/23 ... 1,310 1,271
4887817.SQ.FTS.B, Zero Cpn, 6/30/23 ... 5,410 4,514
4888076.SQ.FTS.B, Zero Cpn, 6/30/23 ... 27,702 25,840
4888928.SQ.FTS.B, Zero Cpn, 6/30/23 ... 664 652
4888954.SQ.FTS.B, Zero Cpn, 6/30/23 ... 3,321 3,259
4889312.SQ.FTS.B, Zero Cpn, 6/30/23 ... 8,181 4,903
4889567.SQ.FTS.B, Zero Cpn, 7/01/23 ... 1,108 886
4889629.SQ.FTS.B, Zero Cpn, 7/01/23 ... 2,050 578
4889665.SQ.FTS.B, Zero Cpn, 7/01/23 ... 2,147 1,283
4889899.SQ.FTS.B, Zero Cpn, 7/02/23 ... 5,336 2,065
4890016.SQ.FTS.B, Zero Cpn, 7/02/23 ... 1,471 267
4890098.SQ.FTS.B, Zero Cpn, 7/02/23 ... 8,114 6,586
4890173.SQ.FTS.B, Zero Cpn, 7/02/23 ... 1,598 1,336
4890232.SQ.FTS.B, Zero Cpn, 7/02/23 ... 1,165 1,104
4890255.SQ.FTS.B, Zero Cpn, 7/02/23 ... 2,521 2,199
4890296.SQ.FTS.B, Zero Cpn, 7/02/23 ... 1,979 1,847
4890331.SQ.FTS.B, Zero Cpn, 7/02/23 ... 6,592 3,548
4890584.SQ.FTS.B, Zero Cpn, 7/03/23 ... 2,828 1,681
4890883.SQ.FTS.B, Zero Cpn, 7/03/23 ... 1,437 1,201
4890950.SQ.FTS.B, Zero Cpn, 7/03/23 ... 1,848 1,613
4891000.SQ.FTS.B, Zero Cpn, 7/03/23 ... 681 647
4891423.SQ.FTS.B, Zero Cpn, 7/03/23 ... 7,377 4,224
4891910.SQ.FTS.B, Zero Cpn, 7/03/23 ... 7,063 6,602
4894200.SQ.FTS.B, Zero Cpn, 7/04/23 ... 598 576
4894970.SQ.FTS.B, Zero Cpn, 7/05/23 ... 783 764
4895006.SQ.FTS.B, Zero Cpn, 7/05/23 ... 334 329
4895131.SQ.FTS.B, Zero Cpn, 7/05/23 ... 720 541
4895734.SQ.FTS.B, Zero Cpn, 7/05/23 ... 6,130 4,897
4895910.SQ.FTS.B, Zero Cpn, 7/05/23 ... 1,234 1,204

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4897077.SQ.FTS.B, Zero Cpn, 7/05/23 ... $ 551 $ 541
4898412.SQ.FTS.B, Zero Cpn, 7/06/23 ... 12,557 11,971
4899347.SQ.FTS.B, Zero Cpn, 7/06/23 ... 4,052 3,875
4899515.SQ.FTS.B, Zero Cpn, 7/06/23 ... 115 114
4899552.SQ.FTS.B, Zero Cpn, 7/06/23 ... 9,606 8,069
4899633.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,205 1,153
4899740.SQ.FTS.B, Zero Cpn, 7/06/23 ... 4,941 4,635
4899887.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,707 1,593
4900386.SQ.FTS.B, Zero Cpn, 7/06/23 ... 10,439 7,736
4900639.SQ.FTS.B, Zero Cpn, 7/06/23 ... 6,513 5,212
4901412.SQ.FTS.B, Zero Cpn, 7/07/23 ... 2,885 2,126
4901767.SQ.FTS.B, Zero Cpn, 7/07/23 ... 9,658 3,425
4902054.SQ.FTS.B, Zero Cpn, 7/07/23 ... 13,164 12,895
4902989.SQ.FTS.B, Zero Cpn, 7/08/23 ... 2,748 1,806
4903094.SQ.FTS.B, Zero Cpn, 7/08/23 ... 772 725
4903679.SQ.FTS.B, Zero Cpn, 7/09/23 ... 4,113 3,812
4903860.SQ.FTS.B, Zero Cpn, 7/09/23 ... 2,275 1,138
4904577.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,900 1,716
4905084.SQ.FTS.B, Zero Cpn, 7/10/23 ... 2,052 1,852
4906129.SQ.FTS.B, Zero Cpn, 7/10/23 ... 2,978 1,634
4907186.SQ.FTS.B, Zero Cpn, 7/11/23 ... 2,534 1,898
4907474.SQ.FTS.B, Zero Cpn, 7/11/23 ... 4,686 4,410
4908163.SQ.FTS.B, Zero Cpn, 7/11/23 ... 14,240 12,397
4908547.SQ.FTS.B, Zero Cpn, 7/12/23 ... 88 87
4908621.SQ.FTS.B, Zero Cpn, 7/12/23 ... 302 294
4910039.SQ.FTS.B, Zero Cpn, 7/12/23 ... 4,497 1,632
4914236.SQ.FTS.B, Zero Cpn, 7/13/23 ... 1,074 1,038
4914413.SQ.FTS.B, Zero Cpn, 7/13/23 ... 392 347
4914578.SQ.FTS.B, Zero Cpn, 7/13/23 ... 309 303
4914843.SQ.FTS.B, Zero Cpn, 7/13/23 ... 286 125
4914994.SQ.FTS.B, Zero Cpn, 7/13/23 ... 1,308 499
4915344.SQ.FTS.B, Zero Cpn, 7/14/23 ... 3,260 3,072
4915412.SQ.FTS.B, Zero Cpn, 7/14/23 ... 384 378
4916010.SQ.FTS.B, Zero Cpn, 7/14/23 ... 555 371
4916065.SQ.FTS.B, Zero Cpn, 7/14/23 ... 763 739
4916147.SQ.FTS.B, Zero Cpn, 7/14/23 ... 371 317
4916191.SQ.FTS.B, Zero Cpn, 7/14/23 ... 730 698
4916251.SQ.FTS.B, Zero Cpn, 7/14/23 ... 15,529 13,786
4916638.SQ.FTS.B, Zero Cpn, 7/14/23 ... 381 374
4922936.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,491 2,442
4923261.SQ.FTS.B, Zero Cpn, 7/15/23 ... 28 28
4923302.SQ.FTS.B, Zero Cpn, 7/15/23 ... 255 231
4923622.SQ.FTS.B, Zero Cpn, 7/16/23 ... 9,189 8,275
4923742.SQ.FTS.B, Zero Cpn, 7/16/23 ... 3,146 3,064
4923944.SQ.FTS.B, Zero Cpn, 7/16/23 ... 612 600
4924220.SQ.FTS.B, Zero Cpn, 7/17/23 ... 1,100 830
4924498.SQ.FTS.B, Zero Cpn, 7/17/23 ... 7,452 4,566
4925528.SQ.FTS.B, Zero Cpn, 7/18/23 ... 6,907 6,675
4925650.SQ.FTS.B, Zero Cpn, 7/18/23 ... 8,584 8,361
4925864.SQ.FTS.B, Zero Cpn, 7/18/23 ... 25 24
4925900.SQ.FTS.B, Zero Cpn, 7/18/23 ... 29,671 25,921
4926237.SQ.FTS.B, Zero Cpn, 7/18/23 ... 7,821 2,523
4926699.SQ.FTS.B, Zero Cpn, 7/18/23 ... 2,501 1,943
4926742.SQ.FTS.B, Zero Cpn, 7/18/23 ... 5,286 4,046
4926957.SQ.FTS.B, Zero Cpn, 7/19/23 ... 3,055 2,802
4927793.SQ.FTS.B, Zero Cpn, 7/19/23 ... 3,917 1,652
4927815.SQ.FTS.B, Zero Cpn, 7/19/23 ... 2,272 2,218
4927952.SQ.FTS.B, Zero Cpn, 7/19/23 ... 254 248
Description
Principal
Amount Value
Block, Inc. (continued)
4928016.SQ.FTS.B, Zero Cpn, 7/19/23 ... $ 456 $ 448
4928138.SQ.FTS.B, Zero Cpn, 7/19/23 ... 6,946 5,295
4928279.SQ.FTS.B, Zero Cpn, 7/19/23 ... 991 622
4928795.SQ.FTS.B, Zero Cpn, 7/19/23 ... 21,198 8,901
4928928.SQ.FTS.B, Zero Cpn, 7/19/23 ... 855 836
4930466.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,088 1,064
4930526.SQ.FTS.B, Zero Cpn, 7/20/23 ... 950 933
4931407.SQ.FTS.B, Zero Cpn, 7/20/23 ... 758 446
4931819.SQ.FTS.B, Zero Cpn, 7/20/23 ... 3,110 2,568
4931889.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,469 1,411
4932425.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,571 1,484
4932560.SQ.FTS.B, Zero Cpn, 7/20/23 ... 468 410
4932673.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,573 1,494
4933191.SQ.FTS.B, Zero Cpn, 7/21/23 ... 7,892 7,627
4933631.SQ.FTS.B, Zero Cpn, 7/21/23 ... 527 459
4933844.SQ.FTS.B, Zero Cpn, 7/21/23 ... 19,405 8,919
4935340.SQ.FTS.B, Zero Cpn, 7/22/23 ... 353 326
4935422.SQ.FTS.B, Zero Cpn, 7/22/23 ... 2,137 2,077
4935475.SQ.FTS.B, Zero Cpn, 7/22/23 ... 3,831 3,623
4935527.SQ.FTS.B, Zero Cpn, 7/22/23 ... 1,725 1,406
4935556.SQ.FTS.B, Zero Cpn, 7/22/23 ... 1,128 820
4935732.SQ.FTS.B, Zero Cpn, 7/23/23 ... 692 679
4935758.SQ.FTS.B, Zero Cpn, 7/23/23 ... 2,708 2,451
4935784.SQ.FTS.B, Zero Cpn, 7/23/23 ... 1,256 1,085
4936341.SQ.FTS.B, Zero Cpn, 7/24/23 ... 478 383
4936861.SQ.FTS.B, Zero Cpn, 7/24/23 ... 1,763 1,219
4936983.SQ.FTS.B, Zero Cpn, 7/24/23 ... 1,924 1,891
4937255.SQ.FTS.B, Zero Cpn, 7/24/23 ... 1,941 1,794
4937470.SQ.FTS.B, Zero Cpn, 7/24/23 ... 3,197 2,870
4937891.SQ.FTS.B, Zero Cpn, 7/24/23 ... 4,896 4,803
4938432.SQ.FTS.B, Zero Cpn, 7/24/23 ... 4,344 1,885
4938479.SQ.FTS.B, Zero Cpn, 7/24/23 ... 14,276 7,687
4939291.SQ.FTS.B, Zero Cpn, 7/25/23 ... 3,962 3,669
4939365.SQ.FTS.B, Zero Cpn, 7/25/23 ... 3,941 3,877
4940240.SQ.FTS.B, Zero Cpn, 7/25/23 ... 100 96
4940857.SQ.FTS.B, Zero Cpn, 7/25/23 ... 630 617
4940991.SQ.FTS.B, Zero Cpn, 7/25/23 ... 193 178
4941003.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,126 706
4941500.SQ.FTS.B, Zero Cpn, 7/26/23 ... 305 279
4942939.SQ.FTS.B, Zero Cpn, 7/26/23 ... 7,262 7,106
4943565.SQ.FTS.B, Zero Cpn, 7/26/23 ... 1,027 1,008
4945981.SQ.FTS.B, Zero Cpn, 7/27/23 ... 27,168 16,518
4946936.SQ.FTS.B, Zero Cpn, 7/27/23 ... 363 353
4948749.SQ.FTS.B, Zero Cpn, 7/28/23 ... 1,064 922
4954900.SQ.FTS.B, Zero Cpn, 7/28/23 ... 4,177 2,938
4955101.SQ.FTS.B, Zero Cpn, 7/28/23 ... 3,954 2,784
4955565.SQ.FTS.B, Zero Cpn, 7/29/23 ... 1,129 1,074
4955724.SQ.FTS.B, Zero Cpn, 7/29/23 ... 2,687 2,631
4956147.SQ.FTS.B, Zero Cpn, 7/30/23 ... 380 374
4956450.SQ.FTS.B, Zero Cpn, 7/30/23 ... 5,397 5,019
4957493.SQ.FTS.B, Zero Cpn, 7/31/23 ... 3,896 3,821
4959901.SQ.FTS.B, Zero Cpn, 7/31/23 ... 2,963 2,808
4960214.SQ.FTS.B, Zero Cpn, 7/31/23 ... 3,932 1,914
4961252.SQ.FTS.B, Zero Cpn, 7/31/23 ... 181 168
4962054.SQ.FTS.B, Zero Cpn, 7/31/23 ... 8,398 6,521
4962222.SQ.FTS.B, Zero Cpn, 7/31/23 ... 186 167
4962523.SQ.FTS.B, Zero Cpn, 7/31/23 ... 4,563 2,657
4962805.SQ.FTS.B, Zero Cpn, 7/31/23 ... 1,063 991

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4963348.SQ.FTS.B, Zero Cpn, 7/31/23 ... $ 396 $ 377
4963574.SQ.FTS.B, Zero Cpn, 8/01/23 ... 2,454 2,372
4963645.SQ.FTS.B, Zero Cpn, 8/01/23 ... 32,587 24,436
4964207.SQ.FTS.B, Zero Cpn, 8/01/23 ... 872 625
4964732.SQ.FTS.B, Zero Cpn, 8/01/23 ... 168 164
4965006.SQ.FTS.B, Zero Cpn, 8/01/23 ... 4,494 4,374
4965186.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,694 1,607
4965308.SQ.FTS.B, Zero Cpn, 8/01/23 ... 472 414
4965603.SQ.FTS.B, Zero Cpn, 8/01/23 ... 738 725
4966241.SQ.FTS.B, Zero Cpn, 8/02/23 ... 392 385
4966889.SQ.FTS.B, Zero Cpn, 8/02/23 ... 710 610
4966892.SQ.FTS.B, Zero Cpn, 8/02/23 ... 17,992 11,451
4967874.SQ.FTS.B, Zero Cpn, 8/02/23 ... 6,630 4,423
4967975.SQ.FTS.B, Zero Cpn, 8/02/23 ... 2,969 2,092
4968181.SQ.FTS.B, Zero Cpn, 8/02/23 ... 5,530 4,730
4971539.SQ.FTS.B, Zero Cpn, 8/03/23 ... 300 283
4971572.SQ.FTS.B, Zero Cpn, 8/03/23 ... 873 856
4972006.SQ.FTS.B, Zero Cpn, 8/03/23 ... 319 312
4972331.SQ.FTS.B, Zero Cpn, 8/03/23 ... 7,374 7,016
4972812.SQ.FTS.B, Zero Cpn, 8/04/23 ... 754 349
4973474.SQ.FTS.B, Zero Cpn, 8/04/23 ... 648 635
4973815.SQ.FTS.B, Zero Cpn, 8/04/23 ... 4,029 3,476
4973879.SQ.FTS.B, Zero Cpn, 8/04/23 ... 1,580 1,500
4973901.SQ.FTS.B, Zero Cpn, 8/04/23 ... 1,977 983
4974299.SQ.FTS.B, Zero Cpn, 8/04/23 ... 586 535
4974341.SQ.FTS.B, Zero Cpn, 8/04/23 ... 243 222
4974352.SQ.FTS.B, Zero Cpn, 8/04/23 ... 2,881 2,738
4974490.SQ.FTS.B, Zero Cpn, 8/04/23 ... 337 331
4975022.SQ.FTS.B, Zero Cpn, 8/05/23 ... 596 578
4975355.SQ.FTS.B, Zero Cpn, 8/05/23 ... 2,359 1,666
4975840.SQ.FTS.B, Zero Cpn, 8/06/23 ... 268 218
4975901.SQ.FTS.B, Zero Cpn, 8/06/23 ... 3,271 3,201
4976757.SQ.FTS.B, Zero Cpn, 8/07/23 ... 922 866
4976834.SQ.FTS.B, Zero Cpn, 8/07/23 ... 640 476
4976894.SQ.FTS.B, Zero Cpn, 8/07/23 ... 2,767 506
4976937.SQ.FTS.B, Zero Cpn, 8/07/23 ... 2,484 1,778
4976965.SQ.FTS.B, Zero Cpn, 8/07/23 ... 3,339 2,692
4977295.SQ.FTS.B, Zero Cpn, 8/07/23 ... 5,717 4,628
4978050.SQ.FTS.B, Zero Cpn, 8/07/23 ... 529 195
4978254.SQ.FTS.B, Zero Cpn, 8/07/23 ... 912 816
4978283.SQ.FTS.B, Zero Cpn, 8/07/23 ... 24 24
4978391.SQ.FTS.B, Zero Cpn, 8/07/23 ... 392 379
4978664.SQ.FTS.B, Zero Cpn, 8/07/23 ... 1,051 978
4978690.SQ.FTS.B, Zero Cpn, 8/07/23 ... 2,558 2,468
4979073.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,609 2,444
4979975.SQ.FTS.B, Zero Cpn, 8/08/23 ... 1,491 1,422
4980236.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,334 2,279
4980302.SQ.FTS.B, Zero Cpn, 8/08/23 ... 8,822 6,866
4980401.SQ.FTS.B, Zero Cpn, 8/08/23 ... 221 217
4980437.SQ.FTS.B, Zero Cpn, 8/08/23 ... 260 253
4980891.SQ.FTS.B, Zero Cpn, 8/08/23 ... 7,938 3,914
4981245.SQ.FTS.B, Zero Cpn, 8/09/23 ... 6,148 5,757
4982034.SQ.FTS.B, Zero Cpn, 8/09/23 ... 3,962 2,857
4982210.SQ.FTS.B, Zero Cpn, 8/09/23 ... 650 405
4983091.SQ.FTS.B, Zero Cpn, 8/09/23 ... 705 681
4984969.SQ.FTS.B, Zero Cpn, 8/10/23 ... 426 418
4984992.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,783 1,584
4985389.SQ.FTS.B, Zero Cpn, 8/10/23 ... 888 733
Description
Principal
Amount Value
Block, Inc. (continued)
4985543.SQ.FTS.B, Zero Cpn, 8/10/23 ... $ 740 $ 723
4985573.SQ.FTS.B, Zero Cpn, 8/10/23 ... 11,689 4,646
4985801.SQ.FTS.B, Zero Cpn, 8/10/23 ... 3,070 2,501
4986137.SQ.FTS.B, Zero Cpn, 8/10/23 ... 261 241
4986147.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,755 1,706
4986767.SQ.FTS.B, Zero Cpn, 8/10/23 ... 832 527
4986950.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,026 413
4986992.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,549 2,498
4987448.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,491 1,376
4988005.SQ.FTS.B, Zero Cpn, 8/11/23 ... 4,840 4,549
4989246.SQ.FTS.B, Zero Cpn, 8/11/23 ... 2,856 1,800
4989680.SQ.FTS.B, Zero Cpn, 8/11/23 ... 6,187 3,012
4989835.SQ.FTS.B, Zero Cpn, 8/11/23 ... 2,258 2,204
4990083.SQ.FTS.B, Zero Cpn, 8/11/23 ... 8,361 7,684
4990326.SQ.FTS.B, Zero Cpn, 8/11/23 ... 933 876
4990405.SQ.FTS.B, Zero Cpn, 8/12/23 ... 6,468 5,378
4990450.SQ.FTS.B, Zero Cpn, 8/12/23 ... 1,778 1,702
4990561.SQ.FTS.B, Zero Cpn, 8/12/23 ... 371 354
4990803.SQ.FTS.B, Zero Cpn, 8/12/23 ... 2,816 2,025
4990825.SQ.FTS.B, Zero Cpn, 8/12/23 ... 423 412
4990843.SQ.FTS.B, Zero Cpn, 8/12/23 ... 1,776 1,418
4990860.SQ.FTS.B, Zero Cpn, 8/12/23 ... 3,001 2,900
4990927.SQ.FTS.B, Zero Cpn, 8/12/23 ... 2,554 993
4991000.SQ.FTS.B, Zero Cpn, 8/13/23 ... 1,190 1,159
4991077.SQ.FTS.B, Zero Cpn, 8/13/23 ... 2,107 2,059
4991162.SQ.FTS.B, Zero Cpn, 8/13/23 ... 5,956 3,277
4991320.SQ.FTS.B, Zero Cpn, 8/13/23 ... 3,078 2,391
4991349.SQ.FTS.B, Zero Cpn, 8/13/23 ... 823 808
4992352.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,603 1,552
4992503.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,364 1,329
4992539.SQ.FTS.B, Zero Cpn, 8/14/23 ... 803 766
4992574.SQ.FTS.B, Zero Cpn, 8/14/23 ... 414 405
4992825.SQ.FTS.B, Zero Cpn, 8/14/23 ... 7,403 6,962
4993286.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,167 748
4993377.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,031 583
4993644.SQ.FTS.B, Zero Cpn, 8/14/23 ... 4,681 4,587
4993884.SQ.FTS.B, Zero Cpn, 8/14/23 ... 2,371 724
4994392.SQ.FTS.B, Zero Cpn, 8/14/23 ... 671 638
4994489.SQ.FTS.B, Zero Cpn, 8/14/23 ... 145 142
4994504.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,213 617
4994536.SQ.FTS.B, Zero Cpn, 8/14/23 ... 673 329
4994636.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,945 750
4994810.SQ.FTS.B, Zero Cpn, 8/15/23 ... 522 512
4995284.SQ.FTS.B, Zero Cpn, 8/15/23 ... 2,385 2,328
4995558.SQ.FTS.B, Zero Cpn, 8/15/23 ... 793 614
4999722.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,051 979
4999801.SQ.FTS.B, Zero Cpn, 8/15/23 ... 7,631 2,779
4999902.SQ.FTS.B, Zero Cpn, 8/15/23 ... 927 904
5000746.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,021 976
5000960.SQ.FTS.B, Zero Cpn, 8/15/23 ... 352 304
5002638.SQ.FTS.B, Zero Cpn, 8/15/23 ... 2,487 1,822
5002851.SQ.FTS.B, Zero Cpn, 8/15/23 ... 2,134 1,481
5003760.SQ.FTS.B, Zero Cpn, 8/15/23 ... 2,986 1,940
5003871.SQ.FTS.B, Zero Cpn, 8/15/23 ... 464 456
5004982.SQ.FTS.B, Zero Cpn, 8/16/23 ... 955 910
5006791.SQ.FTS.B, Zero Cpn, 8/16/23 ... 236 225
5007045.SQ.FTS.B, Zero Cpn, 8/16/23 ... 17,001 13,612
5008409.SQ.FTS.B, Zero Cpn, 8/16/23 ... 4,036 3,929

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5016013.SQ.FTS.B, Zero Cpn, 8/17/23 ... $ 973 $ 874
5017280.SQ.FTS.B, Zero Cpn, 8/17/23 ... 8,388 3,784
5017684.SQ.FTS.B, Zero Cpn, 8/17/23 ... 932 903
5018131.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,963 1,702
5018609.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,587 1,553
5018751.SQ.FTS.B, Zero Cpn, 8/17/23 ... 3,735 2,982
5018907.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,062 1,031
5018960.SQ.FTS.B, Zero Cpn, 8/17/23 ... 643 595
5019229.SQ.FTS.B, Zero Cpn, 8/17/23 ... 3,751 3,659
5019547.SQ.FTS.B, Zero Cpn, 8/17/23 ... 2,888 2,761
5019634.SQ.FTS.B, Zero Cpn, 8/17/23 ... 4,423 4,213
5019821.SQ.FTS.B, Zero Cpn, 8/17/23 ... 353 331
5020133.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,658 1,609
5020719.SQ.FTS.B, Zero Cpn, 8/18/23 ... 3,146 2,833
5020911.SQ.FTS.B, Zero Cpn, 8/18/23 ... 2,215 2,051
5021008.SQ.FTS.B, Zero Cpn, 8/18/23 ... 329 304
5021044.SQ.FTS.B, Zero Cpn, 8/18/23 ... 20,046 18,619
5023337.SQ.FTS.B, Zero Cpn, 8/18/23 ... 706 575
5024347.SQ.FTS.B, Zero Cpn, 8/18/23 ... 2,526 581
5024419.SQ.FTS.B, Zero Cpn, 8/18/23 ... 2,757 2,287
5024482.SQ.FTS.B, Zero Cpn, 8/18/23 ... 4,152 3,787
5025121.SQ.FTS.B, Zero Cpn, 8/18/23 ... 610 585
5025260.SQ.FTS.B, Zero Cpn, 8/18/23 ... 611 398
5025377.SQ.FTS.B, Zero Cpn, 8/18/23 ... 5,065 4,648
5025535.SQ.FTS.B, Zero Cpn, 8/18/23 ... 2,206 2,106
5025655.SQ.FTS.B, Zero Cpn, 8/18/23 ... 1,005 940
5025712.SQ.FTS.B, Zero Cpn, 8/18/23 ... 1,032 995
5025753.SQ.FTS.B, Zero Cpn, 8/19/23 ... 11,746 5,840
5025786.SQ.FTS.B, Zero Cpn, 8/19/23 ... 2,544 2,501
5025938.SQ.FTS.B, Zero Cpn, 8/19/23 ... 760 725
5025999.SQ.FTS.B, Zero Cpn, 8/19/23 ... 4,449 3,046
5026185.SQ.FTS.B, Zero Cpn, 8/19/23 ... 849 694
5026197.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,260 1,212
5026378.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,740 1,399
5026387.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,990 758
5026563.SQ.FTS.B, Zero Cpn, 8/20/23 ... 1,040 634
5026633.SQ.FTS.B, Zero Cpn, 8/20/23 ... 2,016 1,738
5026657.SQ.FTS.B, Zero Cpn, 8/20/23 ... 1,433 1,392
5026683.SQ.FTS.B, Zero Cpn, 8/20/23 ... 2,945 2,318
5026760.SQ.FTS.B, Zero Cpn, 8/20/23 ... 1,075 943
5026872.SQ.FTS.B, Zero Cpn, 8/20/23 ... 1,326 1,253
5026991.SQ.FTS.B, Zero Cpn, 8/21/23 ... 13,088 12,156
5027120.SQ.FTS.B, Zero Cpn, 8/21/23 ... 83 77
5027200.SQ.FTS.B, Zero Cpn, 8/21/23 ... 857 497
5027260.SQ.FTS.B, Zero Cpn, 8/21/23 ... 5,972 5,853
5027400.SQ.FTS.B, Zero Cpn, 8/21/23 ... 1,224 735
5027449.SQ.FTS.B, Zero Cpn, 8/21/23 ... 3,414 1,917
5027500.SQ.FTS.B, Zero Cpn, 8/21/23 ... 1,055 1,028
5027568.SQ.FTS.B, Zero Cpn, 8/21/23 ... 2,063 2,015
5027603.SQ.FTS.B, Zero Cpn, 8/21/23 ... 843 822
5027666.SQ.FTS.B, Zero Cpn, 8/21/23 ... 239 235
5027697.SQ.FTS.B, Zero Cpn, 8/21/23 ... 1,941 1,897
5027937.SQ.FTS.B, Zero Cpn, 8/22/23 ... 4,496 1,860
5028285.SQ.FTS.B, Zero Cpn, 8/22/23 ... 2,737 1,778
5028804.SQ.FTS.B, Zero Cpn, 8/22/23 ... 132 130
5030564.SQ.FTS.B, Zero Cpn, 8/22/23 ... 27,832 24,824
5031130.SQ.FTS.B, Zero Cpn, 8/22/23 ... 21,806 20,862
5031727.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,360 1,335
Description
Principal
Amount Value
Block, Inc. (continued)
5031870.SQ.FTS.B, Zero Cpn, 8/22/23 ... $ 1,602 $ 1,566
5031914.SQ.FTS.B, Zero Cpn, 8/22/23 ... 225 221
5032763.SQ.FTS.B, Zero Cpn, 8/23/23 ... 734 703
5032810.SQ.FTS.B, Zero Cpn, 8/23/23 ... 170 165
5033889.SQ.FTS.B, Zero Cpn, 8/23/23 ... 2,017 1,947
5033977.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,621 1,572
5034171.SQ.FTS.B, Zero Cpn, 8/23/23 ... 2,288 1,862
5034285.SQ.FTS.B, Zero Cpn, 8/23/23 ... 5,000 4,791
5034432.SQ.FTS.B, Zero Cpn, 8/23/23 ... 823 690
5034542.SQ.FTS.B, Zero Cpn, 8/23/23 ... 4,074 3,377
5035269.SQ.FTS.B, Zero Cpn, 8/23/23 ... 2,080 2,038
5035367.SQ.FTS.B, Zero Cpn, 8/23/23 ... 3,346 3,279
5035479.SQ.FTS.B, Zero Cpn, 8/23/23 ... 6,432 6,042
5035533.SQ.FTS.B, Zero Cpn, 8/23/23 ... 2,420 2,349
5035644.SQ.FTS.B, Zero Cpn, 8/23/23 ... 769 726
5035673.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,389 1,365
5035768.SQ.FTS.B, Zero Cpn, 8/23/23 ... 288 230
5035879.SQ.FTS.B, Zero Cpn, 8/23/23 ... 905 698
5035962.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,219 1,104
5037885.SQ.FTS.B, Zero Cpn, 8/24/23 ... 10,799 6,070
5038130.SQ.FTS.B, Zero Cpn, 8/24/23 ... 1,028 1,002
5038578.SQ.FTS.B, Zero Cpn, 8/24/23 ... 1,120 960
5039080.SQ.FTS.B, Zero Cpn, 8/24/23 ... 13,497 11,949
5039324.SQ.FTS.B, Zero Cpn, 8/24/23 ... 5 5
5039365.SQ.FTS.B, Zero Cpn, 8/24/23 ... 1,379 1,280
5039576.SQ.FTS.B, Zero Cpn, 8/24/23 ... 4,742 4,204
5039742.SQ.FTS.B, Zero Cpn, 8/24/23 ... 4,100 3,881
5040014.SQ.FTS.B, Zero Cpn, 8/24/23 ... 12,771 12,378
5040259.SQ.FTS.B, Zero Cpn, 8/24/23 ... 4,661 4,569
5040637.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,578 2,366
5041156.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,171 1,141
5041320.SQ.FTS.B, Zero Cpn, 8/25/23 ... 6,419 4,030
5041585.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,005 845
5042175.SQ.FTS.B, Zero Cpn, 8/25/23 ... 25,366 21,780
5043340.SQ.FTS.B, Zero Cpn, 8/26/23 ... 1,566 807
5043359.SQ.FTS.B, Zero Cpn, 8/26/23 ... 1,137 829
5043756.SQ.FTS.B, Zero Cpn, 8/26/23 ... 983 646
5043851.SQ.FTS.B, Zero Cpn, 8/26/23 ... 483 299
5043908.SQ.FTS.B, Zero Cpn, 8/26/23 ... 8,549 8,214
5044159.SQ.FTS.B, Zero Cpn, 8/27/23 ... 311 276
5044187.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,894 1,789
5044422.SQ.FTS.B, Zero Cpn, 8/27/23 ... 8,165 7,531
5044612.SQ.FTS.B, Zero Cpn, 8/27/23 ... 312 277
5045398.SQ.FTS.B, Zero Cpn, 8/28/23 ... 9,125 6,478
5045876.SQ.FTS.B, Zero Cpn, 8/28/23 ... 7,784 4,229
5046164.SQ.FTS.B, Zero Cpn, 8/28/23 ... 2,510 723
5047833.SQ.FTS.B, Zero Cpn, 8/28/23 ... 3,738 3,167
5047949.SQ.FTS.B, Zero Cpn, 9/01/23 ... 5,091 4,816
5048026.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,816 1,724
5048061.SQ.FTS.B, Zero Cpn, 9/01/23 ... 3,864 3,797
5048228.SQ.FTS.B, Zero Cpn, 9/01/23 ... 709 475
5048261.SQ.FTS.B, Zero Cpn, 9/01/23 ... 251 224
5048269.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,081 1,061
5049433.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,827 1,305
5049530.SQ.FTS.B, Zero Cpn, 9/01/23 ... 246 242
5049552.SQ.FTS.B, Zero Cpn, 9/01/23 ... 993 974
5049597.SQ.FTS.B, Zero Cpn, 9/01/23 ... 930 908
5049625.SQ.FTS.B, Zero Cpn, 9/01/23 ... 3,168 2,396

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5049827.SQ.FTS.B, Zero Cpn, 9/01/23 ... $ 4,666 $ 1,394
5050162.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,192 1,168
5050370.SQ.FTS.B, Zero Cpn, 9/01/23 ... 37,868 28,787
5051008.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,818 1,755
5051202.SQ.FTS.B, Zero Cpn, 9/02/23 ... 402 381
5051218.SQ.FTS.B, Zero Cpn, 9/02/23 ... 3,036 2,854
5051275.SQ.FTS.B, Zero Cpn, 9/02/23 ... 574 554
5051284.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,673 2,608
5051339.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,065 1,121
5051398.SQ.FTS.B, Zero Cpn, 9/02/23 ... 1,038 1,016
5051834.SQ.FTS.B, Zero Cpn, 9/02/23 ... 1,509 1,472
5052345.SQ.FTS.B, Zero Cpn, 9/02/23 ... 5,537 4,768
5052506.SQ.FTS.B, Zero Cpn, 9/02/23 ... 3,278 3,086
5053347.SQ.FTS.B, Zero Cpn, 9/02/23 ... 8,012 7,718
5053701.SQ.FTS.B, Zero Cpn, 9/02/23 ... 3,480 2,920
5053756.SQ.FTS.B, Zero Cpn, 9/02/23 ... 395 389
5054007.SQ.FTS.B, Zero Cpn, 9/02/23 ... 337 314
5055947.SQ.FTS.B, Zero Cpn, 9/03/23 ... 40 37
5056661.SQ.FTS.B, Zero Cpn, 9/03/23 ... 65 63
5056902.SQ.FTS.B, Zero Cpn, 9/03/23 ... 4,713 4,622
5057271.SQ.FTS.B, Zero Cpn, 9/03/23 ... 68 65
5057884.SQ.FTS.B, Zero Cpn, 9/03/23 ... 3,690 3,271
5058188.SQ.FTS.B, Zero Cpn, 9/03/23 ... 6,159 5,427
5058343.SQ.FTS.B, Zero Cpn, 9/03/23 ... 2,111 1,807
5058519.SQ.FTS.B, Zero Cpn, 9/03/23 ... 2,003 1,741
5059207.SQ.FTS.B, Zero Cpn, 9/04/23 ... 703 601
5059273.SQ.FTS.B, Zero Cpn, 9/04/23 ... 1,997 1,726
5059388.SQ.FTS.B, Zero Cpn, 9/04/23 ... 7,466 6,209
5059496.SQ.FTS.B, Zero Cpn, 9/04/23 ... 599 509
5059500.SQ.FTS.B, Zero Cpn, 9/04/23 ... 2,298 2,236
5059779.SQ.FTS.B, Zero Cpn, 9/04/23 ... 16,022 3,281
5059917.SQ.FTS.B, Zero Cpn, 9/04/23 ... 366 358
5060041.SQ.FTS.B, Zero Cpn, 9/04/23 ... 556 516
5060138.SQ.FTS.B, Zero Cpn, 9/04/23 ... 3,194 2,977
5060402.SQ.FTS.B, Zero Cpn, 9/04/23 ... 10,010 9,172
5060728.SQ.FTS.B, Zero Cpn, 9/04/23 ... 444 397
5060999.SQ.FTS.B, Zero Cpn, 9/04/23 ... 8,614 8,334
5061300.SQ.FTS.B, Zero Cpn, 9/04/23 ... 2,881 2,111
5061348.SQ.FTS.B, Zero Cpn, 9/04/23 ... 2,225 2,174
5061477.SQ.FTS.B, Zero Cpn, 9/04/23 ... 5,939 3,906
5061561.SQ.FTS.B, Zero Cpn, 9/05/23 ... 1,690 1,652
5061591.SQ.FTS.B, Zero Cpn, 9/05/23 ... 17,990 17,066
5062055.SQ.FTS.B, Zero Cpn, 9/05/23 ... 4,341 4,213
5062144.SQ.FTS.B, Zero Cpn, 9/05/23 ... 400 233
5062224.SQ.FTS.B, Zero Cpn, 9/05/23 ... 418 405
5062620.SQ.FTS.B, Zero Cpn, 9/06/23 ... 490 481
5062694.SQ.FTS.B, Zero Cpn, 9/06/23 ... 1,810 1,757
5062782.SQ.FTS.B, Zero Cpn, 9/06/23 ... 4,172 2,450
5062823.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,814 2,643
5062902.SQ.FTS.B, Zero Cpn, 9/06/23 ... 4,584 4,164
5063833.SQ.FTS.B, Zero Cpn, 9/07/23 ... 6,134 1,570
5063949.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,960 1,924
5064099.SQ.FTS.B, Zero Cpn, 9/07/23 ... 4,820 4,551
5064367.SQ.FTS.B, Zero Cpn, 9/07/23 ... 5,479 5,320
5064779.SQ.FTS.B, Zero Cpn, 9/07/23 ... 43 41
5064816.SQ.FTS.B, Zero Cpn, 9/07/23 ... 198 194
5065199.SQ.FTS.B, Zero Cpn, 9/07/23 ... 45 44
5065231.SQ.FTS.B, Zero Cpn, 9/07/23 ... 8,789 7,371
Description
Principal
Amount Value
Block, Inc. (continued)
5065529.SQ.FTS.B, Zero Cpn, 9/07/23 ... $ 536 $ 526
5065706.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,222 1,199
5065744.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,888 2,803
5066009.SQ.FTS.B, Zero Cpn, 9/08/23 ... 11,693 10,759
5066697.SQ.FTS.B, Zero Cpn, 9/08/23 ... 3,448 3,160
5066823.SQ.FTS.B, Zero Cpn, 9/08/23 ... 3,434 3,353
5067142.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,653 2,594
5067542.SQ.FTS.B, Zero Cpn, 9/08/23 ... 1,371 1,291
5067639.SQ.FTS.B, Zero Cpn, 9/08/23 ... 8,253 1,869
5068001.SQ.FTS.B, Zero Cpn, 9/08/23 ... 7,971 7,069
5068176.SQ.FTS.B, Zero Cpn, 9/08/23 ... 12,019 11,584
5068395.SQ.FTS.B, Zero Cpn, 9/08/23 ... 851 807
5068422.SQ.FTS.B, Zero Cpn, 9/08/23 ... 4,383 4,008
5068585.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,895 923
5068695.SQ.FTS.B, Zero Cpn, 9/09/23 ... 662 466
5068762.SQ.FTS.B, Zero Cpn, 9/09/23 ... 4,871 4,768
5068934.SQ.FTS.B, Zero Cpn, 9/09/23 ... 886 867
5069032.SQ.FTS.B, Zero Cpn, 9/09/23 ... 5,673 3,051
5069067.SQ.FTS.B, Zero Cpn, 9/09/23 ... 12,169 2,986
5069612.SQ.FTS.B, Zero Cpn, 9/09/23 ... 139 137
5069629.SQ.FTS.B, Zero Cpn, 9/09/23 ... 427 252
5069719.SQ.FTS.B, Zero Cpn, 9/09/23 ... 5,463 5,324
5069849.SQ.FTS.B, Zero Cpn, 9/09/23 ... 537 458
5069925.SQ.FTS.B, Zero Cpn, 9/09/23 ... 3,326 3,243
5070112.SQ.FTS.B, Zero Cpn, 9/09/23 ... 522 512
5070187.SQ.FTS.B, Zero Cpn, 9/09/23 ... 1,218 1,188
5070311.SQ.FTS.B, Zero Cpn, 9/09/23 ... 7,919 7,636
5070572.SQ.FTS.B, Zero Cpn, 9/09/23 ... 740 670
5070631.SQ.FTS.B, Zero Cpn, 9/09/23 ... 980 950
5071040.SQ.FTS.B, Zero Cpn, 9/09/23 ... 358 348
5071123.SQ.FTS.B, Zero Cpn, 9/09/23 ... 4,977 3,934
5073148.SQ.FTS.B, Zero Cpn, 9/10/23 ... 8,477 6,231
5073276.SQ.FTS.B, Zero Cpn, 9/10/23 ... 975 910
5073303.SQ.FTS.B, Zero Cpn, 9/10/23 ... 749 642
5073321.SQ.FTS.B, Zero Cpn, 9/10/23 ... 570 530
5074113.SQ.FTS.B, Zero Cpn, 9/10/23 ... 38,423 9,458
5074404.SQ.FTS.B, Zero Cpn, 9/10/23 ... 3,874 3,622
5074740.SQ.FTS.B, Zero Cpn, 9/10/23 ... 3,582 1,656
5074780.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,607 706
5074864.SQ.FTS.B, Zero Cpn, 9/10/23 ... 641 608
5075754.SQ.FTS.B, Zero Cpn, 9/11/23 ... 922 843
5075811.SQ.FTS.B, Zero Cpn, 9/11/23 ... 793 779
5075908.SQ.FTS.B, Zero Cpn, 9/11/23 ... 2,264 2,147
5075938.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,643 1,604
5076465.SQ.FTS.B, Zero Cpn, 9/11/23 ... 878 826
5076678.SQ.FTS.B, Zero Cpn, 9/11/23 ... 2,385 1,879
5076712.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,114 1,060
5076768.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,552 1,510
5077176.SQ.FTS.B, Zero Cpn, 9/11/23 ... 2,542 2,484
5077457.SQ.FTS.B, Zero Cpn, 9/11/23 ... 13,173 12,412
5078382.SQ.FTS.B, Zero Cpn, 9/12/23 ... 2,350 1,250
5078396.SQ.FTS.B, Zero Cpn, 9/12/23 ... 3,258 2,612
5078700.SQ.FTS.B, Zero Cpn, 9/12/23 ... 1,077 1,051
5079376.SQ.FTS.B, Zero Cpn, 9/13/23 ... 1,770 1,706
5079443.SQ.FTS.B, Zero Cpn, 9/13/23 ... 2,681 2,507
5080067.SQ.FTS.B, Zero Cpn, 9/14/23 ... 1,745 1,241
5080951.SQ.FTS.B, Zero Cpn, 9/14/23 ... 1,158 926
5080957.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,157 2,103

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5081394.SQ.FTS.B, Zero Cpn, 9/14/23 ... $ 9,547 $ 3,466
5081491.SQ.FTS.B, Zero Cpn, 9/14/23 ... 273 264
5081663.SQ.FTS.B, Zero Cpn, 9/14/23 ... 1,463 1,097
5081679.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,261 2,211
5082041.SQ.FTS.B, Zero Cpn, 9/14/23 ... 5,137 4,728
5082286.SQ.FTS.B, Zero Cpn, 9/15/23 ... 2,728 1,156
5083161.SQ.FTS.B, Zero Cpn, 9/15/23 ... 132 130
5083501.SQ.FTS.B, Zero Cpn, 9/15/23 ... 3,141 2,340
5083579.SQ.FTS.B, Zero Cpn, 9/15/23 ... 6,189 5,479
5083730.SQ.FTS.B, Zero Cpn, 9/15/23 ... 896 838
5083763.SQ.FTS.B, Zero Cpn, 9/15/23 ... 11,066 10,723
5084248.SQ.FTS.B, Zero Cpn, 9/15/23 ... 8,848 7,340
5084433.SQ.FTS.B, Zero Cpn, 9/15/23 ... 2,488 2,289
5084480.SQ.FTS.B, Zero Cpn, 9/15/23 ... 1,452 1,344
5084599.SQ.FTS.B, Zero Cpn, 9/15/23 ... 4,703 4,321
5084871.SQ.FTS.B, Zero Cpn, 9/16/23 ... 11,761 11,534
5086163.SQ.FTS.B, Zero Cpn, 9/16/23 ... 261 257
5086472.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,620 1,291
5086626.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,670 932
5086647.SQ.FTS.B, Zero Cpn, 9/16/23 ... 396 383
5086748.SQ.FTS.B, Zero Cpn, 9/16/23 ... 6,373 6,184
5087008.SQ.FTS.B, Zero Cpn, 9/16/23 ... 2,226 1,856
5088409.SQ.FTS.B, Zero Cpn, 9/17/23 ... 889 772
5088465.SQ.FTS.B, Zero Cpn, 9/17/23 ... 23,484 11,210
5088940.SQ.FTS.B, Zero Cpn, 9/17/23 ... 199 179
5088952.SQ.FTS.B, Zero Cpn, 9/17/23 ... 1,268 1,232
5089263.SQ.FTS.B, Zero Cpn, 9/17/23 ... 685 667
5089338.SQ.FTS.B, Zero Cpn, 9/17/23 ... 6,405 6,235
5089593.SQ.FTS.B, Zero Cpn, 9/17/23 ... 4,407 4,156
5089799.SQ.FTS.B, Zero Cpn, 9/17/23 ... 1,334 1,225
5090043.SQ.FTS.B, Zero Cpn, 9/17/23 ... 627 564
5090079.SQ.FTS.B, Zero Cpn, 9/17/23 ... 1,473 1,010
5090093.SQ.FTS.B, Zero Cpn, 9/17/23 ... 2,158 2,100
5090397.SQ.FTS.B, Zero Cpn, 9/17/23 ... 235 223
5090813.SQ.FTS.B, Zero Cpn, 9/17/23 ... 5,672 4,487
5090884.SQ.FTS.B, Zero Cpn, 9/17/23 ... 1,156 890
5090905.SQ.FTS.B, Zero Cpn, 9/17/23 ... 2,847 2,779
5091057.SQ.FTS.B, Zero Cpn, 9/17/23 ... 5,937 5,822
5091416.SQ.FTS.B, Zero Cpn, 9/18/23 ... 15,856 9,976
5091804.SQ.FTS.B, Zero Cpn, 9/18/23 ... 632 620
5091887.SQ.FTS.B, Zero Cpn, 9/18/23 ... 6,045 5,471
5092100.SQ.FTS.B, Zero Cpn, 9/18/23 ... 293 288
5092384.SQ.FTS.B, Zero Cpn, 9/18/23 ... 2,258 2,146
5092572.SQ.FTS.B, Zero Cpn, 9/18/23 ... 4,043 1,063
5092794.SQ.FTS.B, Zero Cpn, 9/18/23 ... 1,525 1,453
5093461.SQ.FTS.B, Zero Cpn, 9/18/23 ... 856 826
5093718.SQ.FTS.B, Zero Cpn, 9/18/23 ... 9,350 9,095
5093868.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,310 1,276
5093886.SQ.FTS.B, Zero Cpn, 9/19/23 ... 2,564 2,124
5094254.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,476 1,262
5094395.SQ.FTS.B, Zero Cpn, 9/20/23 ... 55 54
5094586.SQ.FTS.B, Zero Cpn, 9/20/23 ... 2,003 1,454
5094665.SQ.FTS.B, Zero Cpn, 9/20/23 ... 878 776
5094773.SQ.FTS.B, Zero Cpn, 9/20/23 ... 106 103
5094947.SQ.FTS.B, Zero Cpn, 9/21/23 ... 941 919
5095170.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,536 2,010
5095450.SQ.FTS.B, Zero Cpn, 9/21/23 ... 748 611
5095634.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,134 2,113
Description
Principal
Amount Value
Block, Inc. (continued)
5096000.SQ.FTS.B, Zero Cpn, 9/21/23 ... $ 1,442 $ 804
5096292.SQ.FTS.B, Zero Cpn, 9/21/23 ... 6,314 4,746
5096386.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,963 1,808
5096459.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,628 1,260
5096503.SQ.FTS.B, Zero Cpn, 9/21/23 ... 9,495 4,617
5096685.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,068 2,013
5096724.SQ.FTS.B, Zero Cpn, 9/21/23 ... 193 189
5096780.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,624 4,335
5096930.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,300 4,057
5097014.SQ.FTS.B, Zero Cpn, 9/21/23 ... 632 590
5097122.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,201 4,082
5097173.SQ.FTS.B, Zero Cpn, 9/21/23 ... 729 172
5097179.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,610 2,120
5097209.SQ.FTS.B, Zero Cpn, 9/21/23 ... 269 265
5097534.SQ.FTS.B, Zero Cpn, 9/21/23 ... 18,805 18,265
5097755.SQ.FTS.B, Zero Cpn, 9/22/23 ... 408 300
5097848.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,426 1,068
5097860.SQ.FTS.B, Zero Cpn, 9/22/23 ... 538 529
5097905.SQ.FTS.B, Zero Cpn, 9/22/23 ... 5,961 4,403
5098366.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,196 1,041
5098444.SQ.FTS.B, Zero Cpn, 9/22/23 ... 7,800 6,508
5098908.SQ.FTS.B, Zero Cpn, 9/22/23 ... 3,539 3,460
5099132.SQ.FTS.B, Zero Cpn, 9/22/23 ... 37,847 18,239
5099508.SQ.FTS.B, Zero Cpn, 9/22/23 ... 7,563 6,918
5099706.SQ.FTS.B, Zero Cpn, 9/22/23 ... 3,387 3,225
5100174.SQ.FTS.B, Zero Cpn, 9/22/23 ... 592 557
5100421.SQ.FTS.B, Zero Cpn, 9/23/23 ... 470 462
5100461.SQ.FTS.B, Zero Cpn, 9/23/23 ... 6,317 6,028
5100786.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,005 964
5100818.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,306 2,233
5100980.SQ.FTS.B, Zero Cpn, 9/23/23 ... 285 280
5101186.SQ.FTS.B, Zero Cpn, 9/23/23 ... 59 58
5101343.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,486 1,418
5101839.SQ.FTS.B, Zero Cpn, 9/23/23 ... 5,634 5,158
5102220.SQ.FTS.B, Zero Cpn, 9/23/23 ... 3,333 3,032
5102338.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,900 2,859
5104481.SQ.FTS.B, Zero Cpn, 9/24/23 ... 2,252 932
5104506.SQ.FTS.B, Zero Cpn, 9/24/23 ... 728 683
5104553.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,258 1,230
5104600.SQ.FTS.B, Zero Cpn, 9/24/23 ... 2,579 2,505
5104659.SQ.FTS.B, Zero Cpn, 9/24/23 ... 6,792 5,911
5104890.SQ.FTS.B, Zero Cpn, 9/24/23 ... 3,174 3,113
5105555.SQ.FTS.B, Zero Cpn, 9/24/23 ... 632 599
5106389.SQ.FTS.B, Zero Cpn, 9/24/23 ... 4,375 4,292
5107188.SQ.FTS.B, Zero Cpn, 9/24/23 ... 7,359 4,979
5107271.SQ.FTS.B, Zero Cpn, 9/24/23 ... 354 336
5107562.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,531 2,443
5107926.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,142 1,089
5108110.SQ.FTS.B, Zero Cpn, 9/25/23 ... 450 442
5109124.SQ.FTS.B, Zero Cpn, 9/25/23 ... 520 419
5109170.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,068 2,023
5109680.SQ.FTS.B, Zero Cpn, 9/25/23 ... 787 766
5109714.SQ.FTS.B, Zero Cpn, 9/25/23 ... 8,108 2,501
5109876.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,185 2,051
5109955.SQ.FTS.B, Zero Cpn, 9/25/23 ... 681 502
5109964.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,649 2,396
5110318.SQ.FTS.B, Zero Cpn, 9/26/23 ... 1,996 1,947
5110418.SQ.FTS.B, Zero Cpn, 9/26/23 ... 877 844

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5110436.SQ.FTS.B, Zero Cpn, 9/26/23 ... $ 1,894 $ 1,765
5110478.SQ.FTS.B, Zero Cpn, 9/26/23 ... 319 241
5110479.SQ.FTS.B, Zero Cpn, 9/26/23 ... 4,016 3,946
5110799.SQ.FTS.B, Zero Cpn, 9/27/23 ... 28,740 6,952
5111002.SQ.FTS.B, Zero Cpn, 9/27/23 ... 508 205
5111337.SQ.FTS.B, Zero Cpn, 9/27/23 ... 3,545 3,458
5111943.SQ.FTS.B, Zero Cpn, 9/28/23 ... 851 257
5112107.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,256 1,101
5112143.SQ.FTS.B, Zero Cpn, 9/28/23 ... 415 405
5112171.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,892 1,806
5112217.SQ.FTS.B, Zero Cpn, 9/28/23 ... 11,348 11,099
5113147.SQ.FTS.B, Zero Cpn, 9/28/23 ... 5,819 5,562
5113482.SQ.FTS.B, Zero Cpn, 9/28/23 ... 2,718 1,384
5114309.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,755 1,392
5114345.SQ.FTS.B, Zero Cpn, 9/28/23 ... 896 875
5114403.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,028 282
5114512.SQ.FTS.B, Zero Cpn, 9/29/23 ... 334 328
5115191.SQ.FTS.B, Zero Cpn, 9/29/23 ... 1,135 495
5115217.SQ.FTS.B, Zero Cpn, 9/29/23 ... 1,423 1,362
5115942.SQ.FTS.B, Zero Cpn, 9/29/23 ... 25,309 6,447
5116518.SQ.FTS.B, Zero Cpn, 9/29/23 ... 5,161 5,012
5117022.SQ.FTS.B, Zero Cpn, 9/29/23 ... 10,964 10,752
5117216.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,914 1,865
5117310.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,690 2,813
5117350.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,661 1,543
5117463.SQ.FTS.B, Zero Cpn, 9/30/23 ... 704 670
5117759.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,589 5,455
5118047.SQ.FTS.B, Zero Cpn, 9/30/23 ... 12 12
5118308.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,298 4,777
5118363.SQ.FTS.B, Zero Cpn, 9/30/23 ... 543 530
5118435.SQ.FTS.B, Zero Cpn, 9/30/23 ... 9,338 9,078
5118913.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,356 1,301
5118981.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,773 2,512
5119015.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,386 1,197
5119138.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,097 1,076
5119172.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,309 1,268
5119354.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,092 2,032
5119448.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,092 3,014
5119496.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,944 6,296
5119596.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,175 4,834
5119664.SQ.FTS.B, Zero Cpn, 9/30/23 ... 616 606
5121539.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,665 6,531
5122010.SQ.FTS.B, Zero Cpn, 9/30/23 ... 911 546
5122298.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,333 1,404
5122334.SQ.FTS.B, Zero Cpn, 9/30/23 ... 650 619
5122579.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,164 4,046
5122688.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,840 1,805
5122871.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,113 4,029
5123047.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,359 4,079
5123149.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,112 1,058
5123201.SQ.FTS.B, Zero Cpn, 9/30/23 ... 10,468 10,176
5123594.SQ.FTS.B, Zero Cpn, 9/30/23 ... 993 935
5123964.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,099 2,009
5124042.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,523 2,404
5124355.SQ.FTS.B, Zero Cpn, 9/30/23 ... 14,611 13,670
5124626.SQ.FTS.B, Zero Cpn, 9/30/23 ... 132 125
5124659.SQ.FTS.B, Zero Cpn, 9/30/23 ... 442 432
5124670.SQ.FTS.B, Zero Cpn, 9/30/23 ... 7,101 6,757
Description
Principal
Amount Value
Block, Inc. (continued)
5124898.SQ.FTS.B, Zero Cpn, 10/01/23 .. $ 84 $ 82
5124910.SQ.FTS.B, Zero Cpn, 10/01/23 .. 1,918 1,863
5125406.SQ.FTS.B, Zero Cpn, 10/01/23 .. 3,404 3,078
5125765.SQ.FTS.B, Zero Cpn, 10/01/23 .. 1,080 1,049
5125832.SQ.FTS.B, Zero Cpn, 10/01/23 .. 649 533
5125862.SQ.FTS.B, Zero Cpn, 10/01/23 .. 7,072 6,735
5126209.SQ.FTS.B, Zero Cpn, 10/01/23 .. 2,244 2,183
5126318.SQ.FTS.B, Zero Cpn, 10/01/23 .. 305 280
5126348.SQ.FTS.B, Zero Cpn, 10/01/23 .. 14,734 13,335
5126747.SQ.FTS.B, Zero Cpn, 10/01/23 .. 207 204
5126793.SQ.FTS.B, Zero Cpn, 10/01/23 .. 138 135
5126813.SQ.FTS.B, Zero Cpn, 10/01/23 .. 6,871 6,718
5127752.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,049 263
5127763.SQ.FTS.B, Zero Cpn, 10/02/23 .. 3,974 3,831
5127839.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,796 1,170
5127854.SQ.FTS.B, Zero Cpn, 10/02/23 .. 4,963 4,816
5127936.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,855 1,812
5127970.SQ.FTS.B, Zero Cpn, 10/02/23 .. 402 393
5127996.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,156 1,113
5128139.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,568 1,262
5128160.SQ.FTS.B, Zero Cpn, 10/02/23 .. 2,113 546
5128257.SQ.FTS.B, Zero Cpn, 10/02/23 .. 16,065 14,535
5128619.SQ.FTS.B, Zero Cpn, 10/03/23 .. 1,169 1,143
5128657.SQ.FTS.B, Zero Cpn, 10/03/23 .. 35,769 18,311
5128848.SQ.FTS.B, Zero Cpn, 10/03/23 .. 1,143 1,095
5128870.SQ.FTS.B, Zero Cpn, 10/03/23 .. 497 488
5129018.SQ.FTS.B, Zero Cpn, 10/03/23 .. 823 754
5129064.SQ.FTS.B, Zero Cpn, 10/03/23 .. 1,678 1,617
5129089.SQ.FTS.B, Zero Cpn, 10/03/23 .. 5,922 4,215
5129182.SQ.FTS.B, Zero Cpn, 10/03/23 .. 10,365 8,604
5129273.SQ.FTS.B, Zero Cpn, 10/03/23 .. 959 936
5129633.SQ.FTS.B, Zero Cpn, 10/04/23 .. 559 500
5129823.SQ.FTS.B, Zero Cpn, 10/04/23 .. 3,061 2,663
5130180.SQ.FTS.B, Zero Cpn, 10/04/23 .. 729 655
5130213.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,724 1,675
5130332.SQ.FTS.B, Zero Cpn, 10/04/23 .. 13,300 10,553
5130555.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,172 1,143
5130585.SQ.FTS.B, Zero Cpn, 10/04/23 .. 388 370
5130643.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,171 1,084
5130717.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,896 1,851
5131068.SQ.FTS.B, Zero Cpn, 10/04/23 .. 995 856
5131093.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,254 1,211
5131120.SQ.FTS.B, Zero Cpn, 10/04/23 .. 3,008 2,923
5131389.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,655 1,501
5131487.SQ.FTS.B, Zero Cpn, 10/04/23 .. 5,402 5,249
5131555.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,540 1,953
5131624.SQ.FTS.B, Zero Cpn, 10/04/23 .. 16,656 15,356
5132144.SQ.FTS.B, Zero Cpn, 10/04/23 .. 3,744 3,640
5132407.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,884 1,804
5132433.SQ.FTS.B, Zero Cpn, 10/04/23 .. 196 188
5132436.SQ.FTS.B, Zero Cpn, 10/04/23 .. 348 342
5132810.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,248 934
5132841.SQ.FTS.B, Zero Cpn, 10/04/23 .. 23,357 22,697
5132904.SQ.FTS.B, Zero Cpn, 10/05/23 .. 777 751
5132939.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,255 859
5132948.SQ.FTS.B, Zero Cpn, 10/05/23 .. 19,376 18,595
5133336.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,982 3,866
5133672.SQ.FTS.B, Zero Cpn, 10/05/23 .. 828 695

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5133706.SQ.FTS.B, Zero Cpn, 10/05/23 .. $ 189 $ 164
5133863.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,307 2,250
5133996.SQ.FTS.B, Zero Cpn, 10/05/23 .. 19,671 19,129
5134453.SQ.FTS.B, Zero Cpn, 10/05/23 .. 829 777
5134479.SQ.FTS.B, Zero Cpn, 10/05/23 .. 9,011 8,614
5134680.SQ.FTS.B, Zero Cpn, 10/05/23 .. 5,485 5,356
5134858.SQ.FTS.B, Zero Cpn, 10/05/23 .. 819 728
5134938.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,438 3,056
5135012.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,881 1,819
5135449.SQ.FTS.B, Zero Cpn, 10/05/23 .. 319 304
5135556.SQ.FTS.B, Zero Cpn, 10/05/23 .. 5,124 5,019
5135763.SQ.FTS.B, Zero Cpn, 10/05/23 .. 5,124 4,999
5135905.SQ.FTS.B, Zero Cpn, 10/05/23 .. 780 765
5135989.SQ.FTS.B, Zero Cpn, 10/05/23 .. 6,343 3,861
5136070.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,897 1,183
5136077.SQ.FTS.B, Zero Cpn, 10/05/23 .. 4,865 4,748
5136762.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,798 1,712
5136905.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,605 1,559
5136959.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,681 1,625
5137050.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,970 2,474
5137096.SQ.FTS.B, Zero Cpn, 10/06/23 .. 4,014 3,892
5137188.SQ.FTS.B, Zero Cpn, 10/06/23 .. 987 962
5138063.SQ.FTS.B, Zero Cpn, 10/06/23 .. 28,799 21,284
5138378.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,568 2,488
5138575.SQ.FTS.B, Zero Cpn, 10/06/23 .. 244 240
5138728.SQ.FTS.B, Zero Cpn, 10/06/23 .. 9,961 9,716
5139004.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,592 1,272
5139193.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,864 1,731
5139704.SQ.FTS.B, Zero Cpn, 10/06/23 .. 17,235 16,805
5141509.SQ.FTS.B, Zero Cpn, 10/07/23 .. 5,492 5,098
5141619.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,960 1,519
5141731.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,220 2,171
5141809.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,941 1,810
5141827.SQ.FTS.B, Zero Cpn, 10/07/23 .. 575 555
5142960.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,096 1,378
5143014.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,159 1,130
5143148.SQ.FTS.B, Zero Cpn, 10/07/23 .. 4,254 4,145
5143347.SQ.FTS.B, Zero Cpn, 10/07/23 .. 4,768 4,653
5143578.SQ.FTS.B, Zero Cpn, 10/07/23 .. 712 684
5143602.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,106 992
5143636.SQ.FTS.B, Zero Cpn, 10/07/23 .. 26,883 25,610
5144485.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,620 1,581
5144590.SQ.FTS.B, Zero Cpn, 10/07/23 .. 353 315
5144613.SQ.FTS.B, Zero Cpn, 10/07/23 .. 657 644
5144702.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,530 855
5144786.SQ.FTS.B, Zero Cpn, 10/07/23 .. 3,015 2,921
5145354.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,148 1,103
5145394.SQ.FTS.B, Zero Cpn, 10/08/23 .. 6,001 5,477
5145611.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,129 819
5145675.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,873 1,564
5145759.SQ.FTS.B, Zero Cpn, 10/08/23 .. 10,698 9,777
5146342.SQ.FTS.B, Zero Cpn, 10/08/23 .. 638 627
5146545.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,096 1,558
5146594.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,411 2,330
5146704.SQ.FTS.B, Zero Cpn, 10/08/23 .. 3,088 2,916
5146860.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,020 918
5146924.SQ.FTS.B, Zero Cpn, 10/08/23 .. 925 902
5147227.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,903 1,882
Description
Principal
Amount Value
Block, Inc. (continued)
5147346.SQ.FTS.B, Zero Cpn, 10/08/23 .. $ 1,848 $ 1,687
5147506.SQ.FTS.B, Zero Cpn, 10/08/23 .. 5,399 4,527
5147664.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,386 1,349
5148185.SQ.FTS.B, Zero Cpn, 10/09/23 .. 1,273 1,151
5148260.SQ.FTS.B, Zero Cpn, 10/09/23 .. 2,966 2,773
5148283.SQ.FTS.B, Zero Cpn, 10/09/23 .. 973 774
5148361.SQ.FTS.B, Zero Cpn, 10/09/23 .. 2,460 2,400
5148419.SQ.FTS.B, Zero Cpn, 10/09/23 .. 5,072 3,563
5148494.SQ.FTS.B, Zero Cpn, 10/09/23 .. 785 317
5148498.SQ.FTS.B, Zero Cpn, 10/09/23 .. 7,221 3,393
5148549.SQ.FTS.B, Zero Cpn, 10/09/23 .. 51 50
5148553.SQ.FTS.B, Zero Cpn, 10/09/23 .. 7,940 6,708
5148659.SQ.FTS.B, Zero Cpn, 10/09/23 .. 2,941 2,855
5148715.SQ.FTS.B, Zero Cpn, 10/09/23 .. 1,099 1,069
5148788.SQ.FTS.B, Zero Cpn, 10/09/23 .. 3,357 3,284
5148875.SQ.FTS.B, Zero Cpn, 10/10/23 .. 3,423 3,180
5148934.SQ.FTS.B, Zero Cpn, 10/10/23 .. 4,403 4,096
5149037.SQ.FTS.B, Zero Cpn, 10/10/23 .. 1,528 1,424
5149258.SQ.FTS.B, Zero Cpn, 10/10/23 .. 2,200 597
5149279.SQ.FTS.B, Zero Cpn, 10/10/23 .. 5,973 5,802
5149391.SQ.FTS.B, Zero Cpn, 10/10/23 .. 633 622
5149412.SQ.FTS.B, Zero Cpn, 10/10/23 .. 357 258
5149540.SQ.FTS.B, Zero Cpn, 10/10/23 .. 12,623 11,843
5150334.SQ.FTS.B, Zero Cpn, 10/11/23 .. 483 432
5150361.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,062 1,839
5150572.SQ.FTS.B, Zero Cpn, 10/11/23 .. 13,016 12,165
5150891.SQ.FTS.B, Zero Cpn, 10/11/23 .. 875 854
5151138.SQ.FTS.B, Zero Cpn, 10/11/23 .. 599 571
5151198.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,129 1,915
5151447.SQ.FTS.B, Zero Cpn, 10/11/23 .. 1,039 1,013
5152564.SQ.FTS.B, Zero Cpn, 10/11/23 .. 6,400 5,924
5152683.SQ.FTS.B, Zero Cpn, 10/11/23 .. 1,306 858
5152693.SQ.FTS.B, Zero Cpn, 10/11/23 .. 1,537 1,492
5152819.SQ.FTS.B, Zero Cpn, 10/11/23 .. 7,162 6,389
5153145.SQ.FTS.B, Zero Cpn, 10/11/23 .. 469 459
5153196.SQ.FTS.B, Zero Cpn, 10/11/23 .. 15,255 9,144
5154025.SQ.FTS.B, Zero Cpn, 10/12/23 .. 6,840 6,683
5154318.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,241 3,164
5154562.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,378 1,288
5154593.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,219 401
5154639.SQ.FTS.B, Zero Cpn, 10/12/23 .. 678 612
5154671.SQ.FTS.B, Zero Cpn, 10/12/23 .. 823 549
5154721.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,309 682
5154740.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,928 3,697
5154856.SQ.FTS.B, Zero Cpn, 10/12/23 .. 10,228 9,783
5155042.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,782 1,725
5155089.SQ.FTS.B, Zero Cpn, 10/12/23 .. 615 599
5155171.SQ.FTS.B, Zero Cpn, 10/12/23 .. 114 112
5155189.SQ.FTS.B, Zero Cpn, 10/12/23 .. 6,957 6,571
5155469.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,794 2,735
5155609.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,976 2,745
5155663.SQ.FTS.B, Zero Cpn, 10/12/23 .. 6,397 6,223
5155817.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,352 2,285
5155863.SQ.FTS.B, Zero Cpn, 10/12/23 .. 10,908 6,582
5155959.SQ.FTS.B, Zero Cpn, 10/12/23 .. 12,326 5,605
5156142.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,019 2,942
5156238.SQ.FTS.B, Zero Cpn, 10/12/23 .. 5,738 5,601
5156790.SQ.FTS.B, Zero Cpn, 10/12/23 .. 4,227 4,103

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5156893.SQ.FTS.B, Zero Cpn, 10/12/23 .. $ 9,848 $ 9,632
5157118.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,085 2,552
5157176.SQ.FTS.B, Zero Cpn, 10/12/23 .. 9,026 8,422
5158276.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,505 2,164
5158431.SQ.FTS.B, Zero Cpn, 10/13/23 .. 634 616
5158493.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,300 986
5158713.SQ.FTS.B, Zero Cpn, 10/13/23 .. 209 205
5158852.SQ.FTS.B, Zero Cpn, 10/13/23 .. 849 812
5158889.SQ.FTS.B, Zero Cpn, 10/13/23 .. 3,325 3,225
5158980.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,117 1,978
5159081.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,165 799
5159096.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,916 1,824
5159149.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,907 1,863
5159302.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,748 2,572
5159352.SQ.FTS.B, Zero Cpn, 10/13/23 .. 336 248
5159374.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,193 2,145
5159634.SQ.FTS.B, Zero Cpn, 10/13/23 .. 638 592
5159756.SQ.FTS.B, Zero Cpn, 10/13/23 .. 6,492 6,294
5159936.SQ.FTS.B, Zero Cpn, 10/13/23 .. 8,097 7,910
5160188.SQ.FTS.B, Zero Cpn, 10/13/23 .. 17,456 13,372
5160395.SQ.FTS.B, Zero Cpn, 10/13/23 .. 796 775
5160411.SQ.FTS.B, Zero Cpn, 10/13/23 .. 6,992 6,605
5160635.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,488 4,342
5162647.SQ.FTS.B, Zero Cpn, 10/14/23 .. 625 613
5162671.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,095 1,011
5162686.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,461 1,419
5162922.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,709 1,633
5163207.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,109 1,081
5163276.SQ.FTS.B, Zero Cpn, 10/14/23 .. 274 255
5163342.SQ.FTS.B, Zero Cpn, 10/14/23 .. 4,019 3,736
5163410.SQ.FTS.B, Zero Cpn, 10/14/23 .. 426 416
5164349.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,995 1,830
5164669.SQ.FTS.B, Zero Cpn, 10/14/23 .. 519 484
5164900.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,484 1,822
5164998.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,564 663
5165031.SQ.FTS.B, Zero Cpn, 10/14/23 .. 664 453
5165033.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,093 1,068
5165124.SQ.FTS.B, Zero Cpn, 10/14/23 .. 13,039 12,420
5165513.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,538 1,358
5165592.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,278 1,984
5165791.SQ.FTS.B, Zero Cpn, 10/14/23 .. 5,851 5,653
5166056.SQ.FTS.B, Zero Cpn, 10/14/23 .. 201 181
5166170.SQ.FTS.B, Zero Cpn, 10/14/23 .. 6,346 6,154
5166292.SQ.FTS.B, Zero Cpn, 10/14/23 .. 830 811
5166325.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,584 1,548
5166435.SQ.FTS.B, Zero Cpn, 10/14/23 .. 305 299
5166585.SQ.FTS.B, Zero Cpn, 10/15/23 .. 30,484 26,852
5167039.SQ.FTS.B, Zero Cpn, 10/15/23 .. 737 718
5167068.SQ.FTS.B, Zero Cpn, 10/15/23 .. 8,864 7,455
5167306.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,429 2,047
5167520.SQ.FTS.B, Zero Cpn, 10/15/23 .. 847 809
5167589.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,416 1,295
5167670.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,190 2,088
5167809.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,043 706
5167874.SQ.FTS.B, Zero Cpn, 10/15/23 .. 546 496
5168235.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,218 724
5168577.SQ.FTS.B, Zero Cpn, 10/15/23 .. 6,429 6,013
5168896.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,393 1,355
Description
Principal
Amount Value
Block, Inc. (continued)
5169089.SQ.FTS.B, Zero Cpn, 10/15/23 .. $ 3,571 $ 2,990
5169382.SQ.FTS.B, Zero Cpn, 10/15/23 .. 5,060 4,611
5169588.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,359 3,254
5169657.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,406 3,319
5169727.SQ.FTS.B, Zero Cpn, 10/15/23 .. 944 600
5169907.SQ.FTS.B, Zero Cpn, 10/15/23 .. 5,985 5,710
5170006.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,272 1,497
5170025.SQ.FTS.B, Zero Cpn, 10/15/23 .. 672 661
5170247.SQ.FTS.B, Zero Cpn, 10/15/23 .. 613 587
5170271.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,795 1,743
5170464.SQ.FTS.B, Zero Cpn, 10/15/23 .. 8,789 8,439
5170804.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,281 1,247
5170816.SQ.FTS.B, Zero Cpn, 10/15/23 .. 851 366
5170826.SQ.FTS.B, Zero Cpn, 10/15/23 .. 5,341 4,774
5170933.SQ.FTS.B, Zero Cpn, 10/15/23 .. 688 499
5171013.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,413 2,350
5171277.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,315 1,284
5171455.SQ.FTS.B, Zero Cpn, 10/15/23 .. 457 404
5171488.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,939 3,828
5171875.SQ.FTS.B, Zero Cpn, 10/16/23 .. 7,959 7,460
5172026.SQ.FTS.B, Zero Cpn, 10/16/23 .. 1,612 1,520
5172068.SQ.FTS.B, Zero Cpn, 10/16/23 .. 2,754 2,708
5172313.SQ.FTS.B, Zero Cpn, 10/16/23 .. 2,966 2,770
5172355.SQ.FTS.B, Zero Cpn, 10/16/23 .. 1,038 618
5172359.SQ.FTS.B, Zero Cpn, 10/16/23 .. 7,049 6,050
5172433.SQ.FTS.B, Zero Cpn, 10/16/23 .. 2,411 1,560
5172479.SQ.FTS.B, Zero Cpn, 10/16/23 .. 2,262 2,212
5172701.SQ.FTS.B, Zero Cpn, 10/17/23 .. 755 707
5172912.SQ.FTS.B, Zero Cpn, 10/17/23 .. 392 362
5173036.SQ.FTS.B, Zero Cpn, 10/17/23 .. 1,625 563
5173053.SQ.FTS.B, Zero Cpn, 10/17/23 .. 1,433 1,222
5173199.SQ.FTS.B, Zero Cpn, 10/17/23 .. 5,385 5,227
5174184.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,995 1,945
5175168.SQ.FTS.B, Zero Cpn, 10/18/23 .. 7,303 7,051
5175931.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,764 1,717
5175985.SQ.FTS.B, Zero Cpn, 10/18/23 .. 14,032 13,609
5176342.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,843 4,090
5176660.SQ.FTS.B, Zero Cpn, 10/18/23 .. 501 492
5176738.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,151 1,104
5176809.SQ.FTS.B, Zero Cpn, 10/18/23 .. 262 257
5177157.SQ.FTS.B, Zero Cpn, 10/18/23 .. 243 238
5177177.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,079 1,046
5177446.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,377 2,310
5177521.SQ.FTS.B, Zero Cpn, 10/18/23 .. 7,505 7,346
5177866.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,178 2,115
5177966.SQ.FTS.B, Zero Cpn, 10/18/23 .. 45,142 41,418
5178623.SQ.FTS.B, Zero Cpn, 10/18/23 .. 11,067 10,726
5178911.SQ.FTS.B, Zero Cpn, 10/18/23 .. 14,932 13,897
5179167.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,611 2,532
5180139.SQ.FTS.B, Zero Cpn, 10/19/23 .. 5,607 5,352
5182351.SQ.FTS.B, Zero Cpn, 10/19/23 .. 13,634 13,048
5183265.SQ.FTS.B, Zero Cpn, 10/19/23 .. 606 589
5183342.SQ.FTS.B, Zero Cpn, 10/19/23 .. 972 949
5183395.SQ.FTS.B, Zero Cpn, 10/19/23 .. 3,959 3,860
5184610.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,018 987
5184669.SQ.FTS.B, Zero Cpn, 10/19/23 .. 4,290 2,839
5184993.SQ.FTS.B, Zero Cpn, 10/19/23 .. 111 109
5185667.SQ.FTS.B, Zero Cpn, 10/20/23 .. 15,373 13,173

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5186381.SQ.FTS.B, Zero Cpn, 10/20/23 .. $ 13,712 $ 13,366
5188384.SQ.FTS.B, Zero Cpn, 10/20/23 .. 3,029 1,576
5188439.SQ.FTS.B, Zero Cpn, 10/20/23 .. 2,287 2,162
5188491.SQ.FTS.B, Zero Cpn, 10/20/23 .. 4,860 4,754
5188736.SQ.FTS.B, Zero Cpn, 10/20/23 .. 2,413 2,264
5188817.SQ.FTS.B, Zero Cpn, 10/20/23 .. 510 501
5188909.SQ.FTS.B, Zero Cpn, 10/20/23 .. 8,392 6,779
5190030.SQ.FTS.B, Zero Cpn, 10/20/23 .. 4,610 4,498
5190196.SQ.FTS.B, Zero Cpn, 10/20/23 .. 24,528 23,212
5198087.SQ.FTS.B, Zero Cpn, 10/21/23 .. 4,194 3,474
5198175.SQ.FTS.B, Zero Cpn, 10/21/23 .. 1,630 1,512
5198220.SQ.FTS.B, Zero Cpn, 10/21/23 .. 4,004 3,418
5198361.SQ.FTS.B, Zero Cpn, 10/21/23 .. 8,494 2,929
5198637.SQ.FTS.B, Zero Cpn, 10/21/23 .. 1,044 813
5199336.SQ.FTS.B, Zero Cpn, 10/21/23 .. 612 599
5200592.SQ.FTS.B, Zero Cpn, 10/21/23 .. 791 738
5200668.SQ.FTS.B, Zero Cpn, 10/21/23 .. 13,474 11,536
5201437.SQ.FTS.B, Zero Cpn, 10/21/23 .. 1,979 1,779
5201657.SQ.FTS.B, Zero Cpn, 10/21/23 .. 2,218 2,168
5201990.SQ.FTS.B, Zero Cpn, 10/21/23 .. 3,324 3,223
5202329.SQ.FTS.B, Zero Cpn, 10/21/23 .. 3,967 3,858
5202534.SQ.FTS.B, Zero Cpn, 10/21/23 .. 1,435 1,367
5203616.SQ.FTS.B, Zero Cpn, 10/21/23 .. 670 616
5204074.SQ.FTS.B, Zero Cpn, 10/22/23 .. 3,396 3,185
5204516.SQ.FTS.B, Zero Cpn, 10/22/23 .. 12,116 7,050
5206685.SQ.FTS.B, Zero Cpn, 10/22/23 .. 549 538
5206859.SQ.FTS.B, Zero Cpn, 10/22/23 .. 1,728 1,689
5207596.SQ.FTS.B, Zero Cpn, 10/22/23 .. 8,599 8,164
5207959.SQ.FTS.B, Zero Cpn, 10/22/23 .. 3,101 1,959
5208046.SQ.FTS.B, Zero Cpn, 10/22/23 .. 5,142 5,038
5208541.SQ.FTS.B, Zero Cpn, 10/22/23 .. 1,164 1,143
5208597.SQ.FTS.B, Zero Cpn, 10/22/23 .. 2,897 2,071
5208634.SQ.FTS.B, Zero Cpn, 10/22/23 .. 987 955
5208682.SQ.FTS.B, Zero Cpn, 10/22/23 .. 2,953 2,868
5208956.SQ.FTS.B, Zero Cpn, 10/22/23 .. 29,876 29,060
5209775.SQ.FTS.B, Zero Cpn, 10/23/23 .. 2,178 2,115
5209812.SQ.FTS.B, Zero Cpn, 10/23/23 .. 2,079 2,028
5209849.SQ.FTS.B, Zero Cpn, 10/23/23 .. 5,568 5,393
5210032.SQ.FTS.B, Zero Cpn, 10/23/23 .. 1,640 1,591
5210063.SQ.FTS.B, Zero Cpn, 10/23/23 .. 787 767
5210126.SQ.FTS.B, Zero Cpn, 10/23/23 .. 4,419 4,311
5210345.SQ.FTS.B, Zero Cpn, 10/23/23 .. 960 928
5210367.SQ.FTS.B, Zero Cpn, 10/23/23 .. 6,041 5,895
5210528.SQ.FTS.B, Zero Cpn, 10/24/23 .. 3,390 3,310
5210624.SQ.FTS.B, Zero Cpn, 10/24/23 .. 801 449
5210628.SQ.FTS.B, Zero Cpn, 10/24/23 .. 13,643 13,289
5211029.SQ.FTS.B, Zero Cpn, 10/24/23 .. 514 486
5212195.SQ.FTS.B, Zero Cpn, 10/25/23 .. 2,048 1,772
5212644.SQ.FTS.B, Zero Cpn, 10/25/23 .. 910 741
5212745.SQ.FTS.B, Zero Cpn, 10/25/23 .. 3,431 3,342
5213075.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,248 1,214
5213208.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,475 1,358
5213284.SQ.FTS.B, Zero Cpn, 10/25/23 .. 7,498 3,067
5213490.SQ.FTS.B, Zero Cpn, 10/25/23 .. 5,579 5,360
5214183.SQ.FTS.B, Zero Cpn, 10/25/23 .. 828 631
5214230.SQ.FTS.B, Zero Cpn, 10/25/23 .. 2,282 2,191
5214538.SQ.FTS.B, Zero Cpn, 10/25/23 .. 6,075 5,697
5214657.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,460 1,420
Description
Principal
Amount Value
Block, Inc. (continued)
5214676.SQ.FTS.B, Zero Cpn, 10/25/23 .. $ 8,462 $ 8,088
5215190.SQ.FTS.B, Zero Cpn, 10/25/23 .. 5,163 4,830
5215921.SQ.FTS.B, Zero Cpn, 10/25/23 .. 403 387
5215946.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,410 1,356
5216021.SQ.FTS.B, Zero Cpn, 10/25/23 .. 3,077 1,905
5216201.SQ.FTS.B, Zero Cpn, 10/26/23 .. 1,512 976
5216243.SQ.FTS.B, Zero Cpn, 10/26/23 .. 3,497 2,628
5216351.SQ.FTS.B, Zero Cpn, 10/26/23 .. 584 567
5216378.SQ.FTS.B, Zero Cpn, 10/26/23 .. 8,105 7,881
5216795.SQ.FTS.B, Zero Cpn, 10/26/23 .. 476 127
5217058.SQ.FTS.B, Zero Cpn, 10/26/23 .. 3,280 3,107
5217844.SQ.FTS.B, Zero Cpn, 10/26/23 .. 309 303
5218016.SQ.FTS.B, Zero Cpn, 10/26/23 .. 4,604 4,239
5218372.SQ.FTS.B, Zero Cpn, 10/26/23 .. 719 655
5218458.SQ.FTS.B, Zero Cpn, 10/26/23 .. 3,561 3,205
5218653.SQ.FTS.B, Zero Cpn, 10/26/23 .. 313 303
5218743.SQ.FTS.B, Zero Cpn, 10/26/23 .. 17,126 8,111
5219121.SQ.FTS.B, Zero Cpn, 10/26/23 .. 20,361 19,941
5220558.SQ.FTS.B, Zero Cpn, 10/26/23 .. 384 376
5220607.SQ.FTS.B, Zero Cpn, 10/26/23 .. 2,483 2,386
5220666.SQ.FTS.B, Zero Cpn, 10/26/23 .. 925 858
5220688.SQ.FTS.B, Zero Cpn, 10/26/23 .. 43,399 41,551
5221126.SQ.FTS.B, Zero Cpn, 10/27/23 .. 4,064 3,926
5221348.SQ.FTS.B, Zero Cpn, 10/27/23 .. 2,415 2,263
5221577.SQ.FTS.B, Zero Cpn, 10/27/23 .. 4,744 4,623
5222876.SQ.FTS.B, Zero Cpn, 10/27/23 .. 1,632 1,599
5223082.SQ.FTS.B, Zero Cpn, 10/27/23 .. 3,103 3,012
5223207.SQ.FTS.B, Zero Cpn, 10/27/23 .. 2,318 2,175
5223503.SQ.FTS.B, Zero Cpn, 10/27/23 .. 330 322
5223519.SQ.FTS.B, Zero Cpn, 10/27/23 .. 6,833 6,483
5223658.SQ.FTS.B, Zero Cpn, 10/27/23 .. 1,380 1,344
5223697.SQ.FTS.B, Zero Cpn, 10/27/23 .. 97 95
5223726.SQ.FTS.B, Zero Cpn, 10/27/23 .. 4,855 4,718
5223786.SQ.FTS.B, Zero Cpn, 10/27/23 .. 820 785
5224101.SQ.FTS.B, Zero Cpn, 10/27/23 .. 483 379
5224182.SQ.FTS.B, Zero Cpn, 10/27/23 .. 1,968 1,638
5224272.SQ.FTS.B, Zero Cpn, 10/27/23 .. 3,903 3,800
5224488.SQ.FTS.B, Zero Cpn, 10/27/23 .. 5,574 4,401
5224611.SQ.FTS.B, Zero Cpn, 10/27/23 .. 981 939
5224655.SQ.FTS.B, Zero Cpn, 10/27/23 .. 1,606 1,559
5224675.SQ.FTS.B, Zero Cpn, 10/27/23 .. 170 165
5224927.SQ.FTS.B, Zero Cpn, 10/27/23 .. 2,709 2,494
5230039.SQ.FTS.B, Zero Cpn, 10/28/23 .. 9,263 9,065
5230520.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,223 1,192
5230591.SQ.FTS.B, Zero Cpn, 10/28/23 .. 2,411 2,337
5231530.SQ.FTS.B, Zero Cpn, 10/28/23 .. 5,847 3,528
5231671.SQ.FTS.B, Zero Cpn, 10/28/23 .. 5,146 5,026
5232002.SQ.FTS.B, Zero Cpn, 10/28/23 .. 3,924 3,067
5232241.SQ.FTS.B, Zero Cpn, 10/28/23 .. 3,463 3,378
5232406.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,802 1,529
5232430.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,521 1,356
5232605.SQ.FTS.B, Zero Cpn, 10/28/23 .. 2,222 2,139
5232718.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,206 570
5232725.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,199 1,167
5232775.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,134 1,098
5233022.SQ.FTS.B, Zero Cpn, 10/28/23 .. 2,253 2,182
5233128.SQ.FTS.B, Zero Cpn, 10/28/23 .. 6,564 6,170
5233355.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,493 1,459

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5233401.SQ.FTS.B, Zero Cpn, 10/28/23 .. $ 6,592 $ 6,229
5233688.SQ.FTS.B, Zero Cpn, 10/28/23 .. 10,265 9,885
5233985.SQ.FTS.B, Zero Cpn, 10/28/23 .. 5,940 5,406
5234153.SQ.FTS.B, Zero Cpn, 10/28/23 .. 2,012 1,927
5234308.SQ.FTS.B, Zero Cpn, 10/28/23 .. 3,266 960
5234431.SQ.FTS.B, Zero Cpn, 10/28/23 .. 3,249 2,901
5234627.SQ.FTS.B, Zero Cpn, 10/28/23 .. 20,701 20,069
5235201.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,328 573
5236297.SQ.FTS.B, Zero Cpn, 10/29/23 .. 3,121 2,390
5237000.SQ.FTS.B, Zero Cpn, 10/29/23 .. 3,502 3,419
5237207.SQ.FTS.B, Zero Cpn, 10/29/23 .. 9,190 8,942
5237663.SQ.FTS.B, Zero Cpn, 10/29/23 .. 2,259 2,057
5237751.SQ.FTS.B, Zero Cpn, 10/29/23 .. 995 679
5237822.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,055 885
5237930.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,821 1,277
5238549.SQ.FTS.B, Zero Cpn, 10/29/23 .. 20,739 18,443
5239474.SQ.FTS.B, Zero Cpn, 10/29/23 .. 3,354 3,144
5239655.SQ.FTS.B, Zero Cpn, 10/29/23 .. 97 95
5239681.SQ.FTS.B, Zero Cpn, 10/29/23 .. 476 458
5239708.SQ.FTS.B, Zero Cpn, 10/29/23 .. 6,651 6,454
5239954.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,583 1,543
5239980.SQ.FTS.B, Zero Cpn, 10/30/23 .. 4,631 2,671
5240007.SQ.FTS.B, Zero Cpn, 10/30/23 .. 797 563
5240024.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,698 1,634
5240149.SQ.FTS.B, Zero Cpn, 10/30/23 .. 824 314
5240164.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,214 1,094
5240213.SQ.FTS.B, Zero Cpn, 10/30/23 .. 2,008 1,907
5240240.SQ.FTS.B, Zero Cpn, 10/30/23 .. 7,947 7,759
5240385.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,586 1,333
5240429.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,564 1,523
5240456.SQ.FTS.B, Zero Cpn, 10/30/23 .. 13,477 12,766
5240674.SQ.FTS.B, Zero Cpn, 10/30/23 .. 8,875 6,192
5240746.SQ.FTS.B, Zero Cpn, 11/01/23 .. 1,650 1,157
5240754.SQ.FTS.B, Zero Cpn, 11/01/23 .. 720 698
5240773.SQ.FTS.B, Zero Cpn, 11/01/23 .. 2,718 2,638
5240824.SQ.FTS.B, Zero Cpn, 11/01/23 .. 3,954 3,507
5240875.SQ.FTS.B, Zero Cpn, 11/01/23 .. 3,211 3,035
5240947.SQ.FTS.B, Zero Cpn, 11/01/23 .. 1,209 1,109
5240977.SQ.FTS.B, Zero Cpn, 11/01/23 .. 3,975 3,164
5241033.SQ.FTS.B, Zero Cpn, 11/01/23 .. 3,935 3,834
5241101.SQ.FTS.B, Zero Cpn, 11/01/23 .. 7,724 7,433
5241222.SQ.FTS.B, Zero Cpn, 11/01/23 .. 4,637 4,397
5241268.SQ.FTS.B, Zero Cpn, 11/01/23 .. 2,231 2,139
5241296.SQ.FTS.B, Zero Cpn, 11/01/23 .. 3,997 3,876
5241394.SQ.FTS.B, Zero Cpn, 11/01/23 .. 1,366 1,332
5241427.SQ.FTS.B, Zero Cpn, 11/01/23 .. 4,242 4,116
5241485.SQ.FTS.B, Zero Cpn, 11/01/23 .. 772 754
5241505.SQ.FTS.B, Zero Cpn, 11/01/23 .. 3,950 3,821
5241561.SQ.FTS.B, Zero Cpn, 11/01/23 .. 1,217 1,165
5241689.SQ.FTS.B, Zero Cpn, 11/02/23 .. 3,317 3,024
5241719.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,219 1,188
5241766.SQ.FTS.B, Zero Cpn, 11/02/23 .. 15,002 14,599
5243169.SQ.FTS.B, Zero Cpn, 11/02/23 .. 85 84
5243201.SQ.FTS.B, Zero Cpn, 11/02/23 .. 3,149 3,049
5243319.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,328 1,010
5243352.SQ.FTS.B, Zero Cpn, 11/02/23 .. 9,276 9,032
5243643.SQ.FTS.B, Zero Cpn, 11/02/23 .. 4,273 3,669
5243677.SQ.FTS.B, Zero Cpn, 11/02/23 .. 825 782
Description
Principal
Amount Value
Block, Inc. (continued)
5244265.SQ.FTS.B, Zero Cpn, 11/02/23 .. $ 28,604 $ 26,312
5244657.SQ.FTS.B, Zero Cpn, 11/02/23 .. 36,667 34,829
5245231.SQ.FTS.B, Zero Cpn, 11/02/23 .. 2,027 1,984
5245343.SQ.FTS.B, Zero Cpn, 11/02/23 .. 7,995 7,840
5245829.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,035 732
5246163.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,711 1,665
5246189.SQ.FTS.B, Zero Cpn, 11/02/23 .. 397 378
5246660.SQ.FTS.B, Zero Cpn, 11/03/23 .. 3,198 3,115
5246828.SQ.FTS.B, Zero Cpn, 11/03/23 .. 2,733 2,474
5246929.SQ.FTS.B, Zero Cpn, 11/03/23 .. 5,264 2,572
5247012.SQ.FTS.B, Zero Cpn, 11/03/23 .. 105 104
5248709.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,635 1,586
5248758.SQ.FTS.B, Zero Cpn, 11/03/23 .. 2,531 2,417
5248838.SQ.FTS.B, Zero Cpn, 11/03/23 .. 3,589 2,500
5248917.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,552 1,373
5249039.SQ.FTS.B, Zero Cpn, 11/03/23 .. 2,114 2,033
5249081.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,692 1,203
5249097.SQ.FTS.B, Zero Cpn, 11/03/23 .. 4,491 4,352
5249180.SQ.FTS.B, Zero Cpn, 11/03/23 .. 8,609 8,322
5249336.SQ.FTS.B, Zero Cpn, 11/03/23 .. 16,485 11,830
5249597.SQ.FTS.B, Zero Cpn, 11/03/23 .. 12,376 8,152
5250046.SQ.FTS.B, Zero Cpn, 11/03/23 .. 170 130
5250337.SQ.FTS.B, Zero Cpn, 11/03/23 .. 416 319
5250360.SQ.FTS.B, Zero Cpn, 11/03/23 .. 14,900 14,370
5251160.SQ.FTS.B, Zero Cpn, 11/03/23 .. 540 530
5251194.SQ.FTS.B, Zero Cpn, 11/03/23 .. 2,464 2,365
5251234.SQ.FTS.B, Zero Cpn, 11/03/23 .. 14,227 13,497
5251513.SQ.FTS.B, Zero Cpn, 11/03/23 .. 8,680 7,791
5251638.SQ.FTS.B, Zero Cpn, 11/03/23 .. 4,023 2,160
5251685.SQ.FTS.B, Zero Cpn, 11/03/23 .. 7,498 7,307
5252071.SQ.FTS.B, Zero Cpn, 11/04/23 .. 447 343
5252089.SQ.FTS.B, Zero Cpn, 11/04/23 .. 5,401 5,262
5252666.SQ.FTS.B, Zero Cpn, 11/04/23 .. 717 688
5253447.SQ.FTS.B, Zero Cpn, 11/04/23 .. 3,335 2,947
5254002.SQ.FTS.B, Zero Cpn, 11/04/23 .. 3,773 3,655
5254370.SQ.FTS.B, Zero Cpn, 11/04/23 .. 4,200 4,071
5254550.SQ.FTS.B, Zero Cpn, 11/04/23 .. 3,391 3,284
5254742.SQ.FTS.B, Zero Cpn, 11/04/23 .. 4,941 4,825
5254946.SQ.FTS.B, Zero Cpn, 11/04/23 .. 2,717 2,659
5255061.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,242 1,215
5255110.SQ.FTS.B, Zero Cpn, 11/04/23 .. 22,141 20,087
5255678.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,776 1,724
5256884.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,321 1,224
5256936.SQ.FTS.B, Zero Cpn, 11/04/23 .. 4,668 3,995
5257033.SQ.FTS.B, Zero Cpn, 11/04/23 .. 3,046 2,970
5257151.SQ.FTS.B, Zero Cpn, 11/04/23 .. 243 239
5257288.SQ.FTS.B, Zero Cpn, 11/04/23 .. 724 709
5257316.SQ.FTS.B, Zero Cpn, 11/04/23 .. 7,711 7,525
5262319.SQ.FTS.B, Zero Cpn, 11/05/23 .. 6,084 5,952
5262602.SQ.FTS.B, Zero Cpn, 11/05/23 .. 2,181 2,073
5262702.SQ.FTS.B, Zero Cpn, 11/05/23 .. 669 654
5262769.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,492 1,423
5262859.SQ.FTS.B, Zero Cpn, 11/05/23 .. 6,228 5,390
5263119.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,778 1,545
5263193.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,173 4,069
5263791.SQ.FTS.B, Zero Cpn, 11/05/23 .. 3,762 3,237
5263919.SQ.FTS.B, Zero Cpn, 11/05/23 .. 387 380
5264013.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,151 2,911

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5264132.SQ.FTS.B, Zero Cpn, 11/05/23 .. $ 30,592 $ 27,468
5264796.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,198 3,940
5264938.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,579 1,354
5265036.SQ.FTS.B, Zero Cpn, 11/05/23 .. 672 644
5265074.SQ.FTS.B, Zero Cpn, 11/05/23 .. 936 494
5265097.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,911 1,850
5265148.SQ.FTS.B, Zero Cpn, 11/05/23 .. 6,230 6,033
5265369.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,383 4,290
5265614.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,318 4,176
5265868.SQ.FTS.B, Zero Cpn, 11/05/23 .. 11,770 10,864
5266252.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,696 1,663
5266370.SQ.FTS.B, Zero Cpn, 11/05/23 .. 30,701 27,640
5267130.SQ.FTS.B, Zero Cpn, 11/06/23 .. 279 263
5267151.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,863 2,754
5267264.SQ.FTS.B, Zero Cpn, 11/06/23 .. 6,264 5,896
5267431.SQ.FTS.B, Zero Cpn, 11/06/23 .. 465 449
5267539.SQ.FTS.B, Zero Cpn, 11/06/23 .. 56 55
5267768.SQ.FTS.B, Zero Cpn, 11/06/23 .. 532 522
5267827.SQ.FTS.B, Zero Cpn, 11/06/23 .. 206 202
5267887.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,653 2,587
5268105.SQ.FTS.B, Zero Cpn, 11/06/23 .. 4,139 3,984
5269681.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,850 2,755
5269821.SQ.FTS.B, Zero Cpn, 11/06/23 .. 3,398 3,306
5270176.SQ.FTS.B, Zero Cpn, 11/06/23 .. 3,869 3,774
5270406.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,512 2,381
5270493.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,544 497
5270537.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,781 2,703
5270689.SQ.FTS.B, Zero Cpn, 11/06/23 .. 10,736 10,437
5270970.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,274 2,226
5271196.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,488 2,422
5271294.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,225 1,150
5271481.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,059 957
5271551.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,091 1,069
5271600.SQ.FTS.B, Zero Cpn, 11/06/23 .. 4,929 4,804
5271710.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,939 2,828
5271767.SQ.FTS.B, Zero Cpn, 11/06/23 .. 3,496 3,082
5271882.SQ.FTS.B, Zero Cpn, 11/06/23 .. 6,771 5,443
5272100.SQ.FTS.B, Zero Cpn, 11/06/23 .. 18,831 18,346
5272830.SQ.FTS.B, Zero Cpn, 11/07/23 .. 2,449 2,380
5272888.SQ.FTS.B, Zero Cpn, 11/07/23 .. 5,965 5,403
5272986.SQ.FTS.B, Zero Cpn, 11/07/23 .. 2,626 2,422
5273012.SQ.FTS.B, Zero Cpn, 11/07/23 .. 1,045 1,014
5273081.SQ.FTS.B, Zero Cpn, 11/07/23 .. 1,303 1,243
5273095.SQ.FTS.B, Zero Cpn, 11/07/23 .. 1,289 1,119
5273106.SQ.FTS.B, Zero Cpn, 11/07/23 .. 1,524 1,480
5273136.SQ.FTS.B, Zero Cpn, 11/07/23 .. 1,164 933
5273215.SQ.FTS.B, Zero Cpn, 11/07/23 .. 2,643 2,111
5273369.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,635 1,281
5273656.SQ.FTS.B, Zero Cpn, 11/08/23 .. 349 281
5273663.SQ.FTS.B, Zero Cpn, 11/08/23 .. 789 633
5273695.SQ.FTS.B, Zero Cpn, 11/08/23 .. 4,862 4,762
5273816.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,760 1,532
5273861.SQ.FTS.B, Zero Cpn, 11/08/23 .. 3,956 3,369
5274762.SQ.FTS.B, Zero Cpn, 11/09/23 .. 729 625
5274887.SQ.FTS.B, Zero Cpn, 11/09/23 .. 962 933
5275400.SQ.FTS.B, Zero Cpn, 11/09/23 .. 832 812
5275469.SQ.FTS.B, Zero Cpn, 11/09/23 .. 10,340 9,399
5275908.SQ.FTS.B, Zero Cpn, 11/09/23 .. 820 798
Description
Principal
Amount Value
Block, Inc. (continued)
5275926.SQ.FTS.B, Zero Cpn, 11/09/23 .. $ 3,013 $ 2,893
5276008.SQ.FTS.B, Zero Cpn, 11/09/23 .. 38,019 35,690
5277047.SQ.FTS.B, Zero Cpn, 11/09/23 .. 1,310 1,272
5277064.SQ.FTS.B, Zero Cpn, 11/09/23 .. 7,336 6,970
5277620.SQ.FTS.B, Zero Cpn, 11/09/23 .. 2,146 2,076
5277648.SQ.FTS.B, Zero Cpn, 11/09/23 .. 1,386 1,354
5277691.SQ.FTS.B, Zero Cpn, 11/09/23 .. 2,884 2,734
5277735.SQ.FTS.B, Zero Cpn, 11/09/23 .. 15,216 14,903
5278286.SQ.FTS.B, Zero Cpn, 11/09/23 .. 437 385
5278421.SQ.FTS.B, Zero Cpn, 11/09/23 .. 1,956 1,916
5278472.SQ.FTS.B, Zero Cpn, 11/09/23 .. 1,389 1,348
5278650.SQ.FTS.B, Zero Cpn, 11/10/23 .. 1,966 1,912
5278688.SQ.FTS.B, Zero Cpn, 11/10/23 .. 537 527
5278789.SQ.FTS.B, Zero Cpn, 11/10/23 .. 10,142 9,809
5279031.SQ.FTS.B, Zero Cpn, 11/10/23 .. 2,110 1,986
5279081.SQ.FTS.B, Zero Cpn, 11/10/23 .. 3,193 3,098
5279457.SQ.FTS.B, Zero Cpn, 11/10/23 .. 7,323 6,671
5279614.SQ.FTS.B, Zero Cpn, 11/10/23 .. 935 911
5279633.SQ.FTS.B, Zero Cpn, 11/10/23 .. 551 493
5279653.SQ.FTS.B, Zero Cpn, 11/10/23 .. 952 929
5279676.SQ.FTS.B, Zero Cpn, 11/10/23 .. 1,001 972
5279795.SQ.FTS.B, Zero Cpn, 11/10/23 .. 3,232 3,177
5280101.SQ.FTS.B, Zero Cpn, 11/10/23 .. 11,367 9,975
5280273.SQ.FTS.B, Zero Cpn, 11/10/23 .. 2,891 2,803
5280316.SQ.FTS.B, Zero Cpn, 11/10/23 .. 13,719 11,853
5280563.SQ.FTS.B, Zero Cpn, 11/10/23 .. 1,076 1,006
5280585.SQ.FTS.B, Zero Cpn, 11/10/23 .. 130 128
5280615.SQ.FTS.B, Zero Cpn, 11/10/23 .. 1,389 1,121
5280927.SQ.FTS.B, Zero Cpn, 11/10/23 .. 1,861 1,805
5280945.SQ.FTS.B, Zero Cpn, 11/10/23 .. 379 372
5281004.SQ.FTS.B, Zero Cpn, 11/10/23 .. 793 775
5281046.SQ.FTS.B, Zero Cpn, 11/10/23 .. 1,617 1,515
5281081.SQ.FTS.B, Zero Cpn, 11/10/23 .. 2,218 2,118
5281124.SQ.FTS.B, Zero Cpn, 11/10/23 .. 38,326 34,607
5281757.SQ.FTS.B, Zero Cpn, 11/10/23 .. 176 173
5281773.SQ.FTS.B, Zero Cpn, 11/10/23 .. 1,023 933
5281807.SQ.FTS.B, Zero Cpn, 11/10/23 .. 3,737 3,632
5281875.SQ.FTS.B, Zero Cpn, 11/10/23 .. 4,144 3,980
5281948.SQ.FTS.B, Zero Cpn, 11/10/23 .. 29,541 18,685
5282039.SQ.FTS.B, Zero Cpn, 11/11/23 .. 1,492 1,132
5282105.SQ.FTS.B, Zero Cpn, 11/11/23 .. 27,665 26,869
5282754.SQ.FTS.B, Zero Cpn, 11/11/23 .. 865 763
5282783.SQ.FTS.B, Zero Cpn, 11/11/23 .. 908 817
5282803.SQ.FTS.B, Zero Cpn, 11/11/23 .. 4,834 4,620
5282925.SQ.FTS.B, Zero Cpn, 11/11/23 .. 11,425 10,374
5283165.SQ.FTS.B, Zero Cpn, 11/11/23 .. 6,073 5,901
5283354.SQ.FTS.B, Zero Cpn, 11/11/23 .. 176 174
5283412.SQ.FTS.B, Zero Cpn, 11/11/23 .. 2,929 2,874
5283559.SQ.FTS.B, Zero Cpn, 11/11/23 .. 2,152 2,085
5283599.SQ.FTS.B, Zero Cpn, 11/11/23 .. 14,492 12,968
5283850.SQ.FTS.B, Zero Cpn, 11/11/23 .. 7,447 7,238
5284084.SQ.FTS.B, Zero Cpn, 11/11/23 .. 3,421 3,305
5284158.SQ.FTS.B, Zero Cpn, 11/11/23 .. 795 757
5284187.SQ.FTS.B, Zero Cpn, 11/11/23 .. 7,887 7,579
5284296.SQ.FTS.B, Zero Cpn, 11/11/23 .. 5,413 5,065
5284506.SQ.FTS.B, Zero Cpn, 11/11/23 .. 1,768 1,725
5284527.SQ.FTS.B, Zero Cpn, 11/11/23 .. 1,504 1,480
5284780.SQ.FTS.B, Zero Cpn, 11/11/23 .. 2,819 2,709

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5284814.SQ.FTS.B, Zero Cpn, 11/11/23 .. $ 2,692 $ 2,619
5284859.SQ.FTS.B, Zero Cpn, 11/11/23 .. 1,974 1,922
5286825.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,020 997
5286855.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,678 1,631
5286866.SQ.FTS.B, Zero Cpn, 11/12/23 .. 10,855 10,193
5287043.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,257 1,213
5287081.SQ.FTS.B, Zero Cpn, 11/12/23 .. 382 369
5287207.SQ.FTS.B, Zero Cpn, 11/12/23 .. 8,316 7,996
5287615.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,623 2,087
5287728.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,149 1,861
5287789.SQ.FTS.B, Zero Cpn, 11/12/23 .. 47 46
5287803.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,484 1,447
5287817.SQ.FTS.B, Zero Cpn, 11/12/23 .. 9,350 9,047
5288100.SQ.FTS.B, Zero Cpn, 11/12/23 .. 938 910
5288132.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,158 1,128
5288154.SQ.FTS.B, Zero Cpn, 11/12/23 .. 662 648
5288202.SQ.FTS.B, Zero Cpn, 11/12/23 .. 3,179 2,920
5288265.SQ.FTS.B, Zero Cpn, 11/12/23 .. 39 38
5288273.SQ.FTS.B, Zero Cpn, 11/12/23 .. 5,954 5,528
5288617.SQ.FTS.B, Zero Cpn, 11/12/23 .. 813 599
5288677.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,694 2,530
5288787.SQ.FTS.B, Zero Cpn, 11/12/23 .. 25,147 24,474
5289360.SQ.FTS.B, Zero Cpn, 11/12/23 .. 10,158 9,857
5289625.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,162 2,076
5289669.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,093 994
5289696.SQ.FTS.B, Zero Cpn, 11/12/23 .. 5,800 5,661
5289829.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,922 2,747
5289915.SQ.FTS.B, Zero Cpn, 11/12/23 .. 7,257 6,705
5290012.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,841 1,761
5290041.SQ.FTS.B, Zero Cpn, 11/12/23 .. 35,091 31,152
5290437.SQ.FTS.B, Zero Cpn, 11/13/23 .. 2,462 2,385
5290532.SQ.FTS.B, Zero Cpn, 11/13/23 .. 3,283 2,677
5290587.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,361 1,323
5290610.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,096 1,071
5290697.SQ.FTS.B, Zero Cpn, 11/13/23 .. 3,321 3,193
5290890.SQ.FTS.B, Zero Cpn, 11/13/23 .. 3,978 3,875
5291276.SQ.FTS.B, Zero Cpn, 11/13/23 .. 702 660
5291310.SQ.FTS.B, Zero Cpn, 11/13/23 .. 6,431 6,251
5291554.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,015 979
5291714.SQ.FTS.B, Zero Cpn, 11/13/23 .. 7,954 6,902
5291786.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,461 1,405
5291858.SQ.FTS.B, Zero Cpn, 11/13/23 .. 2,583 2,433
5291912.SQ.FTS.B, Zero Cpn, 11/13/23 .. 3,320 3,178
5291955.SQ.FTS.B, Zero Cpn, 11/13/23 .. 11,817 11,494
5292299.SQ.FTS.B, Zero Cpn, 11/13/23 .. 819 796
5292361.SQ.FTS.B, Zero Cpn, 11/13/23 .. 2,094 1,284
5292413.SQ.FTS.B, Zero Cpn, 11/13/23 .. 7,292 5,903
5292542.SQ.FTS.B, Zero Cpn, 11/13/23 .. 197 191
5292636.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,157 1,134
5292785.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,201 1,125
5292822.SQ.FTS.B, Zero Cpn, 11/13/23 .. 2,059 2,015
5292892.SQ.FTS.B, Zero Cpn, 11/13/23 .. 34,107 33,163
5293647.SQ.FTS.B, Zero Cpn, 11/14/23 .. 3,823 3,691
5293691.SQ.FTS.B, Zero Cpn, 11/14/23 .. 810 786
5293925.SQ.FTS.B, Zero Cpn, 11/14/23 .. 2,568 2,491
5294014.SQ.FTS.B, Zero Cpn, 11/14/23 .. 4,351 4,147
5294158.SQ.FTS.B, Zero Cpn, 11/14/23 .. 1,345 1,248
5294178.SQ.FTS.B, Zero Cpn, 11/14/23 .. 4,625 2,499
Description
Principal
Amount Value
Block, Inc. (continued)
5294209.SQ.FTS.B, Zero Cpn, 11/14/23 .. $ 1,917 $ 1,863
5294243.SQ.FTS.B, Zero Cpn, 11/14/23 .. 3,359 3,245
5294272.SQ.FTS.B, Zero Cpn, 11/14/23 .. 2,851 2,245
5294481.SQ.FTS.B, Zero Cpn, 11/15/23 .. 2,109 1,874
5294531.SQ.FTS.B, Zero Cpn, 11/15/23 .. 2,811 2,653
5294600.SQ.FTS.B, Zero Cpn, 11/15/23 .. 15,148 14,235
5294830.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,453 1,397
5294873.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,478 1,442
5294931.SQ.FTS.B, Zero Cpn, 11/15/23 .. 2,559 2,373
5294962.SQ.FTS.B, Zero Cpn, 11/15/23 .. 3,210 3,105
5295005.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,984 1,798
5295187.SQ.FTS.B, Zero Cpn, 11/16/23 .. 10,335 10,038
5295477.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,809 1,748
5295546.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,561 2,465
5295791.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,335 1,175
5295829.SQ.FTS.B, Zero Cpn, 11/16/23 .. 5,457 4,247
5295923.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,298 2,237
5296003.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,198 4,062
5296137.SQ.FTS.B, Zero Cpn, 11/16/23 .. 323 274
5296152.SQ.FTS.B, Zero Cpn, 11/16/23 .. 3,705 2,796
5296361.SQ.FTS.B, Zero Cpn, 11/16/23 .. 880 856
5296399.SQ.FTS.B, Zero Cpn, 11/16/23 .. 7,106 6,373
5296568.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,103 4,009
5296688.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,119 1,771
5296883.SQ.FTS.B, Zero Cpn, 11/16/23 .. 420 402
5296888.SQ.FTS.B, Zero Cpn, 11/16/23 .. 804 767
5296906.SQ.FTS.B, Zero Cpn, 11/16/23 .. 3,286 3,181
5297017.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,873 1,762
5297033.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,648 1,555
5297054.SQ.FTS.B, Zero Cpn, 11/16/23 .. 793 772
5297124.SQ.FTS.B, Zero Cpn, 11/16/23 .. 5,379 4,783
5297144.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,089 2,012
5297160.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,367 1,335
5297243.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,438 1,398
5297252.SQ.FTS.B, Zero Cpn, 11/16/23 .. 21,976 21,334
5297510.SQ.FTS.B, Zero Cpn, 11/16/23 .. 3,178 3,071
5297547.SQ.FTS.B, Zero Cpn, 11/16/23 .. 12,065 9,758
5297636.SQ.FTS.B, Zero Cpn, 11/16/23 .. 844 828
5297650.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,324 2,267
5297679.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,327 4,220
5297728.SQ.FTS.B, Zero Cpn, 11/16/23 .. 3,359 3,166
5297749.SQ.FTS.B, Zero Cpn, 11/16/23 .. 15,501 9,369
5297889.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,202 2,159
5297998.SQ.FTS.B, Zero Cpn, 11/16/23 .. 636 251
5298015.SQ.FTS.B, Zero Cpn, 11/16/23 .. 27,729 26,062
5298365.SQ.FTS.B, Zero Cpn, 11/16/23 .. 8,671 6,159
5298476.SQ.FTS.B, Zero Cpn, 11/16/23 .. 5,116 4,923
5298558.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,165 1,103
5298585.SQ.FTS.B, Zero Cpn, 11/16/23 .. 9,014 8,729
5298839.SQ.FTS.B, Zero Cpn, 11/16/23 .. 557 482
5298957.SQ.FTS.B, Zero Cpn, 11/16/23 .. 9,572 9,339
5299211.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,741 2,676
5299308.SQ.FTS.B, Zero Cpn, 11/16/23 .. 7,182 6,507
5299389.SQ.FTS.B, Zero Cpn, 11/16/23 .. 29,447 28,622
5299487.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,141 1,088
5299524.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,471 1,768
5299585.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,580 1,467
5299603.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,131 2,082

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5300101.SQ.FTS.B, Zero Cpn, 11/17/23 .. $ 864 $ 505
5300237.SQ.FTS.B, Zero Cpn, 11/17/23 .. 260 256
5300390.SQ.FTS.B, Zero Cpn, 11/17/23 .. 7,801 7,599
5300900.SQ.FTS.B, Zero Cpn, 11/17/23 .. 5,869 4,657
5302479.SQ.FTS.B, Zero Cpn, 11/17/23 .. 977 770
5302517.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,907 2,820
5302631.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,842 1,790
5302844.SQ.FTS.B, Zero Cpn, 11/17/23 .. 678 623
5302859.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,416 2,344
5302930.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,232 2,159
5303004.SQ.FTS.B, Zero Cpn, 11/17/23 .. 492 453
5303108.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,416 2,201
5303192.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,381 1,028
5303268.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,474 1,432
5303325.SQ.FTS.B, Zero Cpn, 11/17/23 .. 6,194 4,476
5303473.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,058 1,035
5303552.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,861 1,807
5303828.SQ.FTS.B, Zero Cpn, 11/17/23 .. 6,358 5,539
5304046.SQ.FTS.B, Zero Cpn, 11/17/23 .. 7,059 6,879
5304261.SQ.FTS.B, Zero Cpn, 11/17/23 .. 226 210
5304604.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,259 1,215
5305452.SQ.FTS.B, Zero Cpn, 11/17/23 .. 9,141 8,726
5305709.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,179 940
5305726.SQ.FTS.B, Zero Cpn, 11/17/23 .. 4,046 3,803
5305763.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,625 2,140
5305827.SQ.FTS.B, Zero Cpn, 11/17/23 .. 5,587 5,467
5306025.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,168 1,133
5306072.SQ.FTS.B, Zero Cpn, 11/17/23 .. 878 861
5306150.SQ.FTS.B, Zero Cpn, 11/17/23 .. 11,947 11,216
5306484.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,421 1,381
5306514.SQ.FTS.B, Zero Cpn, 11/17/23 .. 3,246 3,156
5306797.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,506 2,432
5306841.SQ.FTS.B, Zero Cpn, 11/17/23 .. 946 923
5306862.SQ.FTS.B, Zero Cpn, 11/17/23 .. 14,459 14,050
5307170.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,361 1,264
5307202.SQ.FTS.B, Zero Cpn, 11/17/23 .. 3,338 3,251
5307315.SQ.FTS.B, Zero Cpn, 11/18/23 .. 6,369 6,205
5307584.SQ.FTS.B, Zero Cpn, 11/18/23 .. 5,898 5,735
5308004.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,113 462
5308279.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,372 1,343
5308374.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,834 1,314
5308440.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,451 1,302
5308522.SQ.FTS.B, Zero Cpn, 11/18/23 .. 7,649 7,364
5309312.SQ.FTS.B, Zero Cpn, 11/18/23 .. 621 591
5309472.SQ.FTS.B, Zero Cpn, 11/18/23 .. 3,124 1,301
5309636.SQ.FTS.B, Zero Cpn, 11/18/23 .. 599 579
5310106.SQ.FTS.B, Zero Cpn, 11/18/23 .. 5,544 5,265
5310662.SQ.FTS.B, Zero Cpn, 11/18/23 .. 5,601 4,150
5310786.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,368 1,272
5310829.SQ.FTS.B, Zero Cpn, 11/18/23 .. 307 296
5310838.SQ.FTS.B, Zero Cpn, 11/18/23 .. 531 511
5310849.SQ.FTS.B, Zero Cpn, 11/18/23 .. 842 820
5310909.SQ.FTS.B, Zero Cpn, 11/18/23 .. 21,644 12,623
5311231.SQ.FTS.B, Zero Cpn, 11/18/23 .. 480 417
5311355.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,724 1,677
5311462.SQ.FTS.B, Zero Cpn, 11/18/23 .. 6,082 5,891
5311602.SQ.FTS.B, Zero Cpn, 11/18/23 .. 868 838
5311631.SQ.FTS.B, Zero Cpn, 11/18/23 .. 17,176 16,303
Description
Principal
Amount Value
Block, Inc. (continued)
5312112.SQ.FTS.B, Zero Cpn, 11/18/23 .. $ 400 $ 279
5312135.SQ.FTS.B, Zero Cpn, 11/18/23 .. 16,188 15,525
5312766.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,595 1,220
5312804.SQ.FTS.B, Zero Cpn, 11/18/23 .. 9,171 8,959
5312989.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,251 568
5312995.SQ.FTS.B, Zero Cpn, 11/18/23 .. 12,779 12,433
5313199.SQ.FTS.B, Zero Cpn, 11/18/23 .. 3,902 3,171
5313236.SQ.FTS.B, Zero Cpn, 11/18/23 .. 775 705
5313265.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,021 988
5313296.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,043 634
5313304.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,680 1,618
5313348.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,117 1,089
5313375.SQ.FTS.B, Zero Cpn, 11/18/23 .. 3,237 2,515
5313434.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,246 2,139
5313508.SQ.FTS.B, Zero Cpn, 11/18/23 .. 575 501
5313526.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,961 1,340
5313731.SQ.FTS.B, Zero Cpn, 11/18/23 .. 134 129
5313775.SQ.FTS.B, Zero Cpn, 11/18/23 .. 61,192 49,891
5315967.SQ.FTS.B, Zero Cpn, 11/19/23 .. 6,607 6,400
5316057.SQ.FTS.B, Zero Cpn, 11/19/23 .. 9,358 9,085
5316141.SQ.FTS.B, Zero Cpn, 11/19/23 .. 16,975 11,406
5316278.SQ.FTS.B, Zero Cpn, 11/19/23 .. 3,553 3,441
5316324.SQ.FTS.B, Zero Cpn, 11/19/23 .. 185 182
5316459.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,539 1,452
5316802.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,485 1,441
5316943.SQ.FTS.B, Zero Cpn, 11/19/23 .. 476 465
5317100.SQ.FTS.B, Zero Cpn, 11/19/23 .. 6,196 6,032
5317277.SQ.FTS.B, Zero Cpn, 11/19/23 .. 2,390 2,311
5317323.SQ.FTS.B, Zero Cpn, 11/19/23 .. 474 458
5317355.SQ.FTS.B, Zero Cpn, 11/19/23 .. 38,923 37,809
5317974.SQ.FTS.B, Zero Cpn, 11/19/23 .. 7,561 7,325
5318129.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,004 981
5318154.SQ.FTS.B, Zero Cpn, 11/19/23 .. 2,965 2,073
5318294.SQ.FTS.B, Zero Cpn, 11/19/23 .. 4,976 4,737
5318651.SQ.FTS.B, Zero Cpn, 11/19/23 .. 7,576 7,121
5318775.SQ.FTS.B, Zero Cpn, 11/19/23 .. 304 256
5318776.SQ.FTS.B, Zero Cpn, 11/19/23 .. 28,112 26,080
5319187.SQ.FTS.B, Zero Cpn, 11/19/23 .. 633 602
5319224.SQ.FTS.B, Zero Cpn, 11/19/23 .. 393 374
5319254.SQ.FTS.B, Zero Cpn, 11/19/23 .. 937 371
5319266.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,628 1,574
5319624.SQ.FTS.B, Zero Cpn, 11/20/23 .. 934 917
5319824.SQ.FTS.B, Zero Cpn, 11/20/23 .. 7,792 6,323
5319989.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,050 1,957
5320022.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,018 916
5320033.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,757 2,524
5320075.SQ.FTS.B, Zero Cpn, 11/20/23 .. 8,713 8,034
5320431.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,285 1,181
5320487.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,626 3,517
5321000.SQ.FTS.B, Zero Cpn, 11/20/23 .. 905 887
5321107.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,009 2,905
5321246.SQ.FTS.B, Zero Cpn, 11/20/23 .. 9,240 8,400
5321560.SQ.FTS.B, Zero Cpn, 11/20/23 .. 4,205 4,076
5321629.SQ.FTS.B, Zero Cpn, 11/20/23 .. 485 435
5321637.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,134 1,090
5322036.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,236 1,209
5322094.SQ.FTS.B, Zero Cpn, 11/20/23 .. 344 338
5322178.SQ.FTS.B, Zero Cpn, 11/20/23 .. 4,882 4,735

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5322265.SQ.FTS.B, Zero Cpn, 11/20/23 .. $ 5,467 $ 5,251
5322289.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,797 2,705
5322339.SQ.FTS.B, Zero Cpn, 11/20/23 .. 12,526 12,108
5322573.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,595 1,517
5322817.SQ.FTS.B, Zero Cpn, 11/20/23 .. 5,385 5,193
5322975.SQ.FTS.B, Zero Cpn, 11/20/23 .. 21,389 20,580
5323253.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,634 3,273
5323343.SQ.FTS.B, Zero Cpn, 11/20/23 .. 18,759 17,975
5323689.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,878 2,777
5323748.SQ.FTS.B, Zero Cpn, 11/20/23 .. 5,723 4,540
5323801.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,395 2,329
5323949.SQ.FTS.B, Zero Cpn, 11/20/23 .. 9,214 8,939
5324163.SQ.FTS.B, Zero Cpn, 11/21/23 .. 4,842 4,646
5324197.SQ.FTS.B, Zero Cpn, 11/21/23 .. 1,056 874
5324207.SQ.FTS.B, Zero Cpn, 11/21/23 .. 16,929 16,440
5324412.SQ.FTS.B, Zero Cpn, 11/21/23 .. 3,989 3,825
5324445.SQ.FTS.B, Zero Cpn, 11/21/23 .. 4,387 3,173
5324458.SQ.FTS.B, Zero Cpn, 11/21/23 .. 421 378
5324467.SQ.FTS.B, Zero Cpn, 11/21/23 .. 4,692 4,444
5324505.SQ.FTS.B, Zero Cpn, 11/21/23 .. 1,221 824
5324511.SQ.FTS.B, Zero Cpn, 11/21/23 .. 1,537 1,282
5324519.SQ.FTS.B, Zero Cpn, 11/21/23 .. 1,478 1,441
5324530.SQ.FTS.B, Zero Cpn, 11/21/23 .. 967 923
5324534.SQ.FTS.B, Zero Cpn, 11/21/23 .. 703 670
5324564.SQ.FTS.B, Zero Cpn, 11/21/23 .. 3,495 3,399
5324596.SQ.FTS.B, Zero Cpn, 11/21/23 .. 395 370
5324606.SQ.FTS.B, Zero Cpn, 11/21/23 .. 4,159 3,867
5324651.SQ.FTS.B, Zero Cpn, 11/21/23 .. 6,464 6,212
5324692.SQ.FTS.B, Zero Cpn, 11/21/23 .. 2,498 2,420
5324711.SQ.FTS.B, Zero Cpn, 11/21/23 .. 4,295 3,534
5324740.SQ.FTS.B, Zero Cpn, 11/21/23 .. 6,375 6,130
5324783.SQ.FTS.B, Zero Cpn, 11/21/23 .. 243 239
5324791.SQ.FTS.B, Zero Cpn, 11/21/23 .. 1,338 1,292
5324803.SQ.FTS.B, Zero Cpn, 11/21/23 .. 7,194 6,983
5324875.SQ.FTS.B, Zero Cpn, 11/21/23 .. 2,637 2,578
5324908.SQ.FTS.B, Zero Cpn, 11/21/23 .. 343 332
5324960.SQ.FTS.B, Zero Cpn, 11/22/23 .. 367 309
5325013.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,223 1,193
5325027.SQ.FTS.B, Zero Cpn, 11/22/23 .. 800 739
5325032.SQ.FTS.B, Zero Cpn, 11/22/23 .. 2,336 1,977
5325105.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,546 1,502
5325121.SQ.FTS.B, Zero Cpn, 11/22/23 .. 2,209 1,952
5325148.SQ.FTS.B, Zero Cpn, 11/22/23 .. 796 728
5325163.SQ.FTS.B, Zero Cpn, 11/22/23 .. 7,641 7,414
5325298.SQ.FTS.B, Zero Cpn, 11/22/23 .. 18,605 17,860
5325434.SQ.FTS.B, Zero Cpn, 11/22/23 .. 17,762 13,169
5325514.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,055 1,000
5325523.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,450 1,407
5325595.SQ.FTS.B, Zero Cpn, 11/22/23 .. 3,206 3,127
5325621.SQ.FTS.B, Zero Cpn, 11/22/23 .. 4,582 4,401
5325655.SQ.FTS.B, Zero Cpn, 11/22/23 .. 5,381 4,771
5325685.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,528 1,133
5325788.SQ.FTS.B, Zero Cpn, 11/23/23 .. 4,952 3,458
5325909.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,171 2,107
5326017.SQ.FTS.B, Zero Cpn, 11/23/23 .. 602 543
5326167.SQ.FTS.B, Zero Cpn, 11/23/23 .. 13,382 12,956
5326562.SQ.FTS.B, Zero Cpn, 11/23/23 .. 318 303
5326604.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,008 1,271
Description
Principal
Amount Value
Block, Inc. (continued)
5326665.SQ.FTS.B, Zero Cpn, 11/23/23 .. $ 1,915 $ 1,845
5326852.SQ.FTS.B, Zero Cpn, 11/23/23 .. 5,250 5,088
5327212.SQ.FTS.B, Zero Cpn, 11/23/23 .. 773 699
5327235.SQ.FTS.B, Zero Cpn, 11/23/23 .. 7,620 6,646
5327416.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,625 2,516
5327455.SQ.FTS.B, Zero Cpn, 11/23/23 .. 16,425 15,599
5328782.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,864 2,766
5328844.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,317 1,287
5328874.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,360 2,301
5328930.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,909 1,613
5328971.SQ.FTS.B, Zero Cpn, 11/23/23 .. 3,829 3,612
5328988.SQ.FTS.B, Zero Cpn, 11/23/23 .. 652 622
5329014.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,134 2,069
5329042.SQ.FTS.B, Zero Cpn, 11/23/23 .. 359 353
5329080.SQ.FTS.B, Zero Cpn, 11/23/23 .. 3,750 2,476
5329114.SQ.FTS.B, Zero Cpn, 11/23/23 .. 3,140 3,048
5329132.SQ.FTS.B, Zero Cpn, 11/23/23 .. 3,961 3,855
5329228.SQ.FTS.B, Zero Cpn, 11/23/23 .. 15,516 15,111
5329531.SQ.FTS.B, Zero Cpn, 11/23/23 .. 4,354 4,194
5329635.SQ.FTS.B, Zero Cpn, 11/23/23 .. 515 491
5329786.SQ.FTS.B, Zero Cpn, 11/23/23 .. 11,627 10,978
5329961.SQ.FTS.B, Zero Cpn, 11/23/23 .. 274 264
5329971.SQ.FTS.B, Zero Cpn, 11/23/23 .. 43,458 39,546
5330323.SQ.FTS.B, Zero Cpn, 11/23/23 .. 810 710
5330352.SQ.FTS.B, Zero Cpn, 11/23/23 .. 4,757 2,859
5330498.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,399 1,365
5330605.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,013 981
5330620.SQ.FTS.B, Zero Cpn, 11/24/23 .. 431 422
5330627.SQ.FTS.B, Zero Cpn, 11/24/23 .. 9,631 9,315
5330739.SQ.FTS.B, Zero Cpn, 11/24/23 .. 4,864 4,575
5330800.SQ.FTS.B, Zero Cpn, 11/24/23 .. 16,393 15,847
5330956.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,858 1,784
5330980.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,985 1,903
5331025.SQ.FTS.B, Zero Cpn, 11/24/23 .. 7,344 7,111
5331180.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,790 3,033
5331229.SQ.FTS.B, Zero Cpn, 11/24/23 .. 2,800 2,691
5331280.SQ.FTS.B, Zero Cpn, 11/24/23 .. 460 449
5331289.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,721 1,490
5331392.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,648 2,975
5331475.SQ.FTS.B, Zero Cpn, 11/24/23 .. 78 76
5331908.SQ.FTS.B, Zero Cpn, 11/24/23 .. 2,359 2,231
5332044.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,565 1,518
5332155.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,056 1,020
5332188.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,310 3,200
5332263.SQ.FTS.B, Zero Cpn, 11/24/23 .. 7,881 6,888
5332432.SQ.FTS.B, Zero Cpn, 11/24/23 .. 4,311 4,164
5332523.SQ.FTS.B, Zero Cpn, 11/24/23 .. 9,694 9,415
5333629.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,020 2,921
5333696.SQ.FTS.B, Zero Cpn, 11/24/23 .. 2,294 2,166
5334637.SQ.FTS.B, Zero Cpn, 11/24/23 .. 18,395 14,650
5334724.SQ.FTS.B, Zero Cpn, 11/24/23 .. 17,191 16,161
5334923.SQ.FTS.B, Zero Cpn, 11/24/23 .. 2,016 1,788
5334960.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,126 3,029
5335022.SQ.FTS.B, Zero Cpn, 11/24/23 .. 29,832 28,009
5335281.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,797 1,736
5335306.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,138 2,786
5335325.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,345 3,267
5335405.SQ.FTS.B, Zero Cpn, 11/25/23 .. 17,575 17,020

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5335831.SQ.FTS.B, Zero Cpn, 11/25/23 .. $ 18,118 $ 17,049
5336209.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,315 3,235
5336356.SQ.FTS.B, Zero Cpn, 11/25/23 .. 465 420
5336439.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,377 2,236
5336855.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,337 1,851
5336890.SQ.FTS.B, Zero Cpn, 11/25/23 .. 5,104 4,957
5337115.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,810 1,582
5337162.SQ.FTS.B, Zero Cpn, 11/25/23 .. 5,545 4,856
5337223.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,215 1,186
5337246.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,706 2,634
5337324.SQ.FTS.B, Zero Cpn, 11/25/23 .. 654 642
5337380.SQ.FTS.B, Zero Cpn, 11/25/23 .. 725 563
5337397.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,699 1,657
5337438.SQ.FTS.B, Zero Cpn, 11/25/23 .. 861 831
5337455.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,247 3,054
5337495.SQ.FTS.B, Zero Cpn, 11/25/23 .. 7,235 6,416
5337877.SQ.FTS.B, Zero Cpn, 11/25/23 .. 375 342
5337901.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,641 2,373
5337942.SQ.FTS.B, Zero Cpn, 11/25/23 .. 250 237
5337968.SQ.FTS.B, Zero Cpn, 11/25/23 .. 10,629 9,837
5338127.SQ.FTS.B, Zero Cpn, 11/25/23 .. 617 440
5338130.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,459 1,280
5338166.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,471 1,574
5338180.SQ.FTS.B, Zero Cpn, 11/25/23 .. 20,150 19,562
5338377.SQ.FTS.B, Zero Cpn, 11/25/23 .. 22,572 21,745
5338725.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,973 1,892
5338803.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,438 3,335
5338940.SQ.FTS.B, Zero Cpn, 11/25/23 .. 5,724 5,307
5339128.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,054 1,022
5339153.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,293 987
5339164.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,536 2,457
5339203.SQ.FTS.B, Zero Cpn, 11/25/23 .. 439 377
5339230.SQ.FTS.B, Zero Cpn, 11/25/23 .. 9,719 9,388
5339485.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,035 2,959
5355745.SQ.FTS.B, Zero Cpn, 11/26/23 .. 8,180 7,922
5357060.SQ.FTS.B, Zero Cpn, 11/26/23 .. 6,296 5,521
5357276.SQ.FTS.B, Zero Cpn, 11/26/23 .. 3,131 3,045
5357422.SQ.FTS.B, Zero Cpn, 11/26/23 .. 395 334
5357533.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,599 1,558
5357782.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,515 1,484
5358027.SQ.FTS.B, Zero Cpn, 11/26/23 .. 11,799 10,960
5359919.SQ.FTS.B, Zero Cpn, 11/26/23 .. 5,086 4,822
5360679.SQ.FTS.B, Zero Cpn, 11/26/23 .. 21,888 20,424
5361684.SQ.FTS.B, Zero Cpn, 11/26/23 .. 13,420 9,927
5362084.SQ.FTS.B, Zero Cpn, 11/26/23 .. 7,555 7,354
5362459.SQ.FTS.B, Zero Cpn, 11/26/23 .. 2,008 1,950
5362565.SQ.FTS.B, Zero Cpn, 11/26/23 .. 8,148 7,964
5362889.SQ.FTS.B, Zero Cpn, 11/26/23 .. 5,371 4,768
5363012.SQ.FTS.B, Zero Cpn, 11/26/23 .. 5,834 5,638
5363192.SQ.FTS.B, Zero Cpn, 11/26/23 .. 8,367 7,958
5363874.SQ.FTS.B, Zero Cpn, 11/26/23 .. 4,535 4,385
5363962.SQ.FTS.B, Zero Cpn, 11/26/23 .. 49,612 46,542
5364798.SQ.FTS.B, Zero Cpn, 11/26/23 .. 717 694
5364847.SQ.FTS.B, Zero Cpn, 11/26/23 .. 659 455
5364855.SQ.FTS.B, Zero Cpn, 11/26/23 .. 763 739
5364883.SQ.FTS.B, Zero Cpn, 11/26/23 .. 10,337 8,541
5364947.SQ.FTS.B, Zero Cpn, 11/26/23 .. 3,100 3,013
5365092.SQ.FTS.B, Zero Cpn, 11/26/23 .. 791 729
Description
Principal
Amount Value
Block, Inc. (continued)
5365125.SQ.FTS.B, Zero Cpn, 11/26/23 .. $ 18,040 $ 17,444
5365573.SQ.FTS.B, Zero Cpn, 11/26/23 .. 3,243 3,007
5365722.SQ.FTS.B, Zero Cpn, 11/26/23 .. 5,780 5,661
5366300.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,134 1,066
5366520.SQ.FTS.B, Zero Cpn, 11/26/23 .. 12,211 10,853
5366721.SQ.FTS.B, Zero Cpn, 11/26/23 .. 3,975 3,911
5367422.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,028 853
5367492.SQ.FTS.B, Zero Cpn, 11/27/23 .. 327 243
5367496.SQ.FTS.B, Zero Cpn, 11/27/23 .. 10,068 9,811
5368102.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,566 1,525
5368153.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,070 399
5368407.SQ.FTS.B, Zero Cpn, 11/27/23 .. 10,481 9,845
5369187.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,737 1,615
5369469.SQ.FTS.B, Zero Cpn, 11/27/23 .. 825 759
5369583.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,303 2,247
5371732.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,822 1,717
5372376.SQ.FTS.B, Zero Cpn, 11/27/23 .. 10,326 9,996
5373823.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,005 3,830
5374331.SQ.FTS.B, Zero Cpn, 11/27/23 .. 9,815 9,552
5375188.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,288 1,257
5375467.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,170 4,040
5375796.SQ.FTS.B, Zero Cpn, 11/27/23 .. 390 373
5375820.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,880 1,833
5376024.SQ.FTS.B, Zero Cpn, 11/27/23 .. 7,455 4,872
5376192.SQ.FTS.B, Zero Cpn, 11/27/23 .. 6,679 6,483
5376466.SQ.FTS.B, Zero Cpn, 11/27/23 .. 6,041 5,915
5376723.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,291 3,210
5376757.SQ.FTS.B, Zero Cpn, 11/27/23 .. 638 625
5376799.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,768 3,628
5376922.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,619 4,434
5377238.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,619 4,443
5377669.SQ.FTS.B, Zero Cpn, 11/27/23 .. 449 418
5377684.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,812 1,680
5377829.SQ.FTS.B, Zero Cpn, 11/27/23 .. 936 894
5378006.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,835 2,747
5378271.SQ.FTS.B, Zero Cpn, 11/27/23 .. 5,826 5,502
5378398.SQ.FTS.B, Zero Cpn, 11/27/23 .. 35,033 21,689
5379188.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,546 4,435
5379446.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,435 2,327
5379482.SQ.FTS.B, Zero Cpn, 11/27/23 .. 215 211
5379615.SQ.FTS.B, Zero Cpn, 11/27/23 .. 890 736
5379648.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,833 4,729
5379981.SQ.FTS.B, Zero Cpn, 11/27/23 .. 27,783 26,268
5380960.SQ.FTS.B, Zero Cpn, 11/28/23 .. 860 766
5381030.SQ.FTS.B, Zero Cpn, 11/28/23 .. 14,159 13,007
5381300.SQ.FTS.B, Zero Cpn, 11/28/23 .. 2,734 2,650
5381355.SQ.FTS.B, Zero Cpn, 11/28/23 .. 4,482 4,333
5381472.SQ.FTS.B, Zero Cpn, 11/28/23 .. 9,965 9,467
5381713.SQ.FTS.B, Zero Cpn, 11/29/23 .. 4,231 3,300
5381802.SQ.FTS.B, Zero Cpn, 11/29/23 .. 5,089 4,881
5381932.SQ.FTS.B, Zero Cpn, 11/29/23 .. 973 800
5381951.SQ.FTS.B, Zero Cpn, 11/29/23 .. 1,904 1,845
5381980.SQ.FTS.B, Zero Cpn, 11/29/23 .. 426 386
5382369.SQ.FTS.B, Zero Cpn, 11/29/23 .. 1,731 1,678
5382401.SQ.FTS.B, Zero Cpn, 11/29/23 .. 4,513 4,354
5382489.SQ.FTS.B, Zero Cpn, 11/29/23 .. 370 362
5382510.SQ.FTS.B, Zero Cpn, 11/29/23 .. 7,504 6,184
5383107.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,711 2,555

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5383171.SQ.FTS.B, Zero Cpn, 11/30/23 .. $ 2,887 $ 2,817
5383248.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,807 2,697
5383336.SQ.FTS.B, Zero Cpn, 11/30/23 .. 190 186
5383353.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,505 1,440
5383396.SQ.FTS.B, Zero Cpn, 11/30/23 .. 610 351
5383412.SQ.FTS.B, Zero Cpn, 11/30/23 .. 4,014 3,090
5383609.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,216 1,168
5383743.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,586 1,540
5384060.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,237 2,162
5384909.SQ.FTS.B, Zero Cpn, 11/30/23 .. 4,123 3,966
5385954.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,662 1,625
5389498.SQ.FTS.B, Zero Cpn, 11/30/23 .. 110 109
5389953.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,886 2,803
5390733.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,371 1,324
5391008.SQ.FTS.B, Zero Cpn, 11/30/23 .. 744 526
5391069.SQ.FTS.B, Zero Cpn, 11/30/23 .. 6,442 6,006
5391756.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,507 2,438
5392178.SQ.FTS.B, Zero Cpn, 11/30/23 .. 3,759 3,177
5392808.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,259 2,201
5393252.SQ.FTS.B, Zero Cpn, 11/30/23 .. 9,497 8,724
5394233.SQ.FTS.B, Zero Cpn, 11/30/23 .. 680 662
5394385.SQ.FTS.B, Zero Cpn, 11/30/23 .. 17,251 16,723
5396015.SQ.FTS.B, Zero Cpn, 11/30/23 .. 10,431 10,027
5396995.SQ.FTS.B, Zero Cpn, 11/30/23 .. 5,301 5,135
5397498.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,922 2,600
5398135.SQ.FTS.B, Zero Cpn, 11/30/23 .. 881 860
5398252.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,875 1,811
5398394.SQ.FTS.B, Zero Cpn, 11/30/23 .. 777 584
5398459.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,380 2,284
5398616.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,406 2,251
5398972.SQ.FTS.B, Zero Cpn, 11/30/23 .. 12,598 11,931
5399792.SQ.FTS.B, Zero Cpn, 11/30/23 .. 3,145 2,749
5400192.SQ.FTS.B, Zero Cpn, 12/01/23 .. 5,442 5,329
5400945.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,351 1,314
5402367.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,958 3,266
5402897.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,233 1,184
5403492.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,044 2,947
5406807.SQ.FTS.B, Zero Cpn, 12/01/23 .. 488 383
5407193.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,795 2,688
5407531.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,118 1,949
5408605.SQ.FTS.B, Zero Cpn, 12/01/23 .. 4,439 4,181
5408785.SQ.FTS.B, Zero Cpn, 12/01/23 .. 5,502 5,031
5409269.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,018 1,935
5409740.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,582 3,342
5409884.SQ.FTS.B, Zero Cpn, 12/01/23 .. 10,925 8,092
5410313.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,828 3,558
5410444.SQ.FTS.B, Zero Cpn, 12/01/23 .. 6,312 6,139
5411387.SQ.FTS.B, Zero Cpn, 12/01/23 .. 8,280 7,951
5412571.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,997 1,917
5412598.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,317 1,274
5412683.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,796 3,666
5412773.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,427 3,321
5412960.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,766 3,685
5413296.SQ.FTS.B, Zero Cpn, 12/01/23 .. 5,201 5,036
5413484.SQ.FTS.B, Zero Cpn, 12/01/23 .. 375 363
5413567.SQ.FTS.B, Zero Cpn, 12/01/23 .. 801 785
5413606.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,584 2,701
5413673.SQ.FTS.B, Zero Cpn, 12/01/23 .. 29,194 17,208
Description
Principal
Amount Value
Block, Inc. (continued)
5413992.SQ.FTS.B, Zero Cpn, 12/01/23 .. $ 26,719 $ 25,905
5414868.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,306 2,245
5415021.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,106 1,088
5415404.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,079 1,040
5415474.SQ.FTS.B, Zero Cpn, 12/01/23 .. 6,631 6,364
5415645.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,605 1,560
5415739.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,315 1,291
5440120.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,420 1,379
5440393.SQ.FTS.B, Zero Cpn, 12/02/23 .. 513 175
5440675.SQ.FTS.B, Zero Cpn, 12/02/23 .. 240 211
5441207.SQ.FTS.B, Zero Cpn, 12/02/23 .. 772 747
5441269.SQ.FTS.B, Zero Cpn, 12/02/23 .. 2,019 1,806
5441850.SQ.FTS.B, Zero Cpn, 12/02/23 .. 3,734 3,600
5442439.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,257 1,046
5442876.SQ.FTS.B, Zero Cpn, 12/02/23 .. 8,743 8,202
5445957.SQ.FTS.B, Zero Cpn, 12/02/23 .. 8,093 7,852
5446633.SQ.FTS.B, Zero Cpn, 12/02/23 .. 3,677 3,539
5446963.SQ.FTS.B, Zero Cpn, 12/02/23 .. 4,539 4,425
5447485.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,196 1,164
5447601.SQ.FTS.B, Zero Cpn, 12/02/23 .. 6,491 6,230
5448354.SQ.FTS.B, Zero Cpn, 12/02/23 .. 11,367 9,615
5448827.SQ.FTS.B, Zero Cpn, 12/02/23 .. 14,644 12,488
5449629.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,192 1,160
5449799.SQ.FTS.B, Zero Cpn, 12/02/23 .. 2,839 2,758
5449972.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,628 1,583
5450125.SQ.FTS.B, Zero Cpn, 12/02/23 .. 708 697
5450754.SQ.FTS.B, Zero Cpn, 12/02/23 .. 7,476 7,314
5451822.SQ.FTS.B, Zero Cpn, 12/02/23 .. 13,903 13,331
5452488.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,975 1,841
5452806.SQ.FTS.B, Zero Cpn, 12/02/23 .. 37,779 35,143
5454245.SQ.FTS.B, Zero Cpn, 12/02/23 .. 8,292 7,772
5454870.SQ.FTS.B, Zero Cpn, 12/02/23 .. 9,423 9,157
5455334.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,144 1,112
5455440.SQ.FTS.B, Zero Cpn, 12/03/23 .. 32,756 30,533
5456385.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,460 1,413
5457185.SQ.FTS.B, Zero Cpn, 12/03/23 .. 5,213 5,040
5457673.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,018 1,810
5457819.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,918 2,837
5458151.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,829 1,777
5458351.SQ.FTS.B, Zero Cpn, 12/03/23 .. 20,608 19,367
5463126.SQ.FTS.B, Zero Cpn, 12/03/23 .. 37,264 36,279
5466499.SQ.FTS.B, Zero Cpn, 12/03/23 .. 295 287
5466529.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,249 3,176
5466768.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,828 1,788
5466918.SQ.FTS.B, Zero Cpn, 12/03/23 .. 8,707 8,448
5467439.SQ.FTS.B, Zero Cpn, 12/03/23 .. 706 629
5468033.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,942 1,891
5468143.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,186 3,106
5468652.SQ.FTS.B, Zero Cpn, 12/03/23 .. 4,341 4,245
5469093.SQ.FTS.B, Zero Cpn, 12/03/23 .. 5,769 5,169
5469350.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,159 1,100
5469507.SQ.FTS.B, Zero Cpn, 12/03/23 .. 8,471 7,895
5470412.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,857 2,768
5470925.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,511 2,444
5470995.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,044 2,946
5471203.SQ.FTS.B, Zero Cpn, 12/03/23 .. 495 365
5471273.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,167 1,062
5471332.SQ.FTS.B, Zero Cpn, 12/03/23 .. 12,367 9,003

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5471968.SQ.FTS.B, Zero Cpn, 12/03/23 .. $ 768 $ 745
5472000.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,596 3,483
5472212.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,869 3,647
5472367.SQ.FTS.B, Zero Cpn, 12/03/23 .. 7,718 5,556
5472591.SQ.FTS.B, Zero Cpn, 12/03/23 .. 6,438 6,033
5472698.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,591 3,480
5472730.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,743 3,603
5472763.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,992 2,644
5472774.SQ.FTS.B, Zero Cpn, 12/04/23 .. 4,639 4,465
5472796.SQ.FTS.B, Zero Cpn, 12/04/23 .. 9,212 8,775
5472880.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,459 2,364
5472894.SQ.FTS.B, Zero Cpn, 12/04/23 .. 5,898 3,805
5472909.SQ.FTS.B, Zero Cpn, 12/04/23 .. 6,681 6,413
5472959.SQ.FTS.B, Zero Cpn, 12/04/23 .. 12,396 11,391
5473069.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,747 1,696
5473090.SQ.FTS.B, Zero Cpn, 12/04/23 .. 4,628 4,254
5473136.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,722 1,671
5473159.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,938 2,830
5473206.SQ.FTS.B, Zero Cpn, 12/04/23 .. 601 589
5473236.SQ.FTS.B, Zero Cpn, 12/04/23 .. 6,897 5,055
5473309.SQ.FTS.B, Zero Cpn, 12/04/23 .. 4,163 3,165
5473345.SQ.FTS.B, Zero Cpn, 12/04/23 .. 470 435
5473357.SQ.FTS.B, Zero Cpn, 12/04/23 .. 6,794 6,627
5473456.SQ.FTS.B, Zero Cpn, 12/04/23 .. 379 364
5473589.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,916 1,622
5473616.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,175 1,990
5473660.SQ.FTS.B, Zero Cpn, 12/04/23 .. 139 136
5473669.SQ.FTS.B, Zero Cpn, 12/04/23 .. 340 332
5473680.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,297 1,252
5473691.SQ.FTS.B, Zero Cpn, 12/04/23 .. 5,834 5,622
5473747.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,839 1,790
5473788.SQ.FTS.B, Zero Cpn, 12/05/23 .. 5,119 4,841
5473848.SQ.FTS.B, Zero Cpn, 12/05/23 .. 3,781 3,657
5473877.SQ.FTS.B, Zero Cpn, 12/05/23 .. 2,001 1,905
5473901.SQ.FTS.B, Zero Cpn, 12/05/23 .. 9,319 8,612
5474033.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,134 1,057
5474041.SQ.FTS.B, Zero Cpn, 12/05/23 .. 12,724 12,283
5474147.SQ.FTS.B, Zero Cpn, 12/05/23 .. 9,552 8,578
5474244.SQ.FTS.B, Zero Cpn, 12/05/23 .. 5,061 4,895
5474309.SQ.FTS.B, Zero Cpn, 12/05/23 .. 213 202
5474318.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,732 1,528
5474525.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,985 1,687
5474530.SQ.FTS.B, Zero Cpn, 12/05/23 .. 144 136
5474545.SQ.FTS.B, Zero Cpn, 12/05/23 .. 2,574 2,489
5474559.SQ.FTS.B, Zero Cpn, 12/05/23 .. 978 930
5474637.SQ.FTS.B, Zero Cpn, 12/05/23 .. 605 535
5477435.SQ.FTS.B, Zero Cpn, 12/06/23 .. 1,408 1,367
5477649.SQ.FTS.B, Zero Cpn, 12/06/23 .. 3,587 3,455
5478206.SQ.FTS.B, Zero Cpn, 12/06/23 .. 588 545
5479821.SQ.FTS.B, Zero Cpn, 12/06/23 .. 9,077 6,129
5482619.SQ.FTS.B, Zero Cpn, 12/06/23 .. 1,574 1,147
5492980.SQ.FTS.B, Zero Cpn, 12/06/23 .. 796 715
5493041.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,062 1,999
5493201.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,657 2,584
5493687.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,848 1,436
5493760.SQ.FTS.B, Zero Cpn, 12/07/23 .. 4,870 4,325
5493963.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,512 2,438
5494031.SQ.FTS.B, Zero Cpn, 12/07/23 .. 13,827 13,529
Description
Principal
Amount Value
Block, Inc. (continued)
5495244.SQ.FTS.B, Zero Cpn, 12/07/23 .. $ 2,810 $ 1,285
5498759.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,565 1,504
5499117.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,316 1,228
5499444.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,070 1,997
5499640.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,378 3,183
5499836.SQ.FTS.B, Zero Cpn, 12/07/23 .. 752 665
5500556.SQ.FTS.B, Zero Cpn, 12/07/23 .. 472 418
5500642.SQ.FTS.B, Zero Cpn, 12/07/23 .. 4,113 3,970
5500775.SQ.FTS.B, Zero Cpn, 12/07/23 .. 13,691 12,766
5501790.SQ.FTS.B, Zero Cpn, 12/07/23 .. 20,065 17,954
5502545.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,411 2,322
5502597.SQ.FTS.B, Zero Cpn, 12/07/23 .. 8,011 6,759
5502855.SQ.FTS.B, Zero Cpn, 12/07/23 .. 42,624 39,565
5503969.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,554 1,269
5504019.SQ.FTS.B, Zero Cpn, 12/07/23 .. 4,917 4,471
5504275.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,755 1,222
5504334.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,073 1,475
5504476.SQ.FTS.B, Zero Cpn, 12/07/23 .. 36,435 35,359
5505942.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,990 2,895
5506022.SQ.FTS.B, Zero Cpn, 12/07/23 .. 9,609 8,669
5506324.SQ.FTS.B, Zero Cpn, 12/07/23 .. 8,729 8,434
5506568.SQ.FTS.B, Zero Cpn, 12/08/23 .. 3,984 3,730
5506864.SQ.FTS.B, Zero Cpn, 12/08/23 .. 5,125 4,973
5507053.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,703 2,635
5507245.SQ.FTS.B, Zero Cpn, 12/08/23 .. 5,719 5,549
5507462.SQ.FTS.B, Zero Cpn, 12/08/23 .. 204 201
5507575.SQ.FTS.B, Zero Cpn, 12/08/23 .. 6,873 6,458
5508073.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,819 1,670
5508126.SQ.FTS.B, Zero Cpn, 12/08/23 .. 403 393
5508310.SQ.FTS.B, Zero Cpn, 12/08/23 .. 582 569
5508429.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,886 1,828
5508931.SQ.FTS.B, Zero Cpn, 12/08/23 .. 7,005 6,779
5510489.SQ.FTS.B, Zero Cpn, 12/08/23 .. 3,299 3,119
5512903.SQ.FTS.B, Zero Cpn, 12/08/23 .. 12,561 11,774
5515311.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,537 1,471
5515473.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,836 1,738
5515632.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,025 958
5515721.SQ.FTS.B, Zero Cpn, 12/08/23 .. 5,574 4,975
5515935.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,831 1,234
5515993.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,118 2,051
5516128.SQ.FTS.B, Zero Cpn, 12/08/23 .. 712 692
5516152.SQ.FTS.B, Zero Cpn, 12/08/23 .. 3,764 3,641
5516569.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,569 2,481
5516699.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,733 2,641
5517064.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,670 2,594
5517225.SQ.FTS.B, Zero Cpn, 12/08/23 .. 132 128
5517226.SQ.FTS.B, Zero Cpn, 12/08/23 .. 4,002 3,877
5517484.SQ.FTS.B, Zero Cpn, 12/08/23 .. 5,306 5,164
5517661.SQ.FTS.B, Zero Cpn, 12/08/23 .. 21,128 20,298
5518162.SQ.FTS.B, Zero Cpn, 12/08/23 .. 232 188
5518174.SQ.FTS.B, Zero Cpn, 12/08/23 .. 8,278 8,076
5518408.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,565 1,530
5518442.SQ.FTS.B, Zero Cpn, 12/08/23 .. 10,118 8,904
5518744.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,731 1,629
5518745.SQ.FTS.B, Zero Cpn, 12/08/23 .. 884 846
5518821.SQ.FTS.B, Zero Cpn, 12/08/23 .. 8,487 7,539
5519032.SQ.FTS.B, Zero Cpn, 12/08/23 .. 5,670 5,469
5519134.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,336 1,303

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5519182.SQ.FTS.B, Zero Cpn, 12/08/23 .. $ 30,963 $ 16,571
5519567.SQ.FTS.B, Zero Cpn, 12/08/23 .. 461 275
5519605.SQ.FTS.B, Zero Cpn, 12/08/23 .. 44,125 42,756
5528141.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,091 934
5528153.SQ.FTS.B, Zero Cpn, 12/09/23 .. 2,455 1,979
5528198.SQ.FTS.B, Zero Cpn, 12/09/23 .. 5,905 5,736
5528500.SQ.FTS.B, Zero Cpn, 12/09/23 .. 574 483
5528673.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,450 1,414
5528715.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,457 465
5528727.SQ.FTS.B, Zero Cpn, 12/09/23 .. 5,569 5,253
5528853.SQ.FTS.B, Zero Cpn, 12/09/23 .. 4,484 4,370
5529056.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,661 1,610
5529222.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,111 1,077
5529443.SQ.FTS.B, Zero Cpn, 12/09/23 .. 4,002 3,639
5530002.SQ.FTS.B, Zero Cpn, 12/09/23 .. 2,964 2,310
5530129.SQ.FTS.B, Zero Cpn, 12/09/23 .. 2,429 2,286
5530260.SQ.FTS.B, Zero Cpn, 12/09/23 .. 502 493
5530334.SQ.FTS.B, Zero Cpn, 12/09/23 .. 2,787 2,474
5530473.SQ.FTS.B, Zero Cpn, 12/09/23 .. 8,561 8,079
5530682.SQ.FTS.B, Zero Cpn, 12/09/23 .. 8,257 5,709
5530812.SQ.FTS.B, Zero Cpn, 12/09/23 .. 442 403
5530818.SQ.FTS.B, Zero Cpn, 12/09/23 .. 14,459 14,059
5531356.SQ.FTS.B, Zero Cpn, 12/09/23 .. 4,412 4,244
5531485.SQ.FTS.B, Zero Cpn, 12/09/23 .. 263 248
5531489.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,629 1,577
5531534.SQ.FTS.B, Zero Cpn, 12/09/23 .. 924 757
5531547.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,449 1,394
5531566.SQ.FTS.B, Zero Cpn, 12/09/23 .. 611 601
5531634.SQ.FTS.B, Zero Cpn, 12/09/23 .. 18,590 16,284
5531927.SQ.FTS.B, Zero Cpn, 12/09/23 .. 44,249 41,754
5532728.SQ.FTS.B, Zero Cpn, 12/09/23 .. 9,746 9,442
5533121.SQ.FTS.B, Zero Cpn, 12/09/23 .. 4,221 3,778
5533162.SQ.FTS.B, Zero Cpn, 12/09/23 .. 4,793 4,620
5533246.SQ.FTS.B, Zero Cpn, 12/09/23 .. 7,875 7,595
5533474.SQ.FTS.B, Zero Cpn, 12/09/23 .. 680 648
5533480.SQ.FTS.B, Zero Cpn, 12/09/23 .. 6,523 6,291
5533555.SQ.FTS.B, Zero Cpn, 12/09/23 .. 3,576 3,432
5533597.SQ.FTS.B, Zero Cpn, 12/09/23 .. 31,032 30,002
5534153.SQ.FTS.B, Zero Cpn, 12/09/23 .. 4,425 4,303
5534378.SQ.FTS.B, Zero Cpn, 12/10/23 .. 393 371
5534404.SQ.FTS.B, Zero Cpn, 12/10/23 .. 451 436
5534411.SQ.FTS.B, Zero Cpn, 12/10/23 .. 600 557
5534480.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,170 1,139
5534538.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,322 2,638
5534547.SQ.FTS.B, Zero Cpn, 12/10/23 .. 344 331
5534570.SQ.FTS.B, Zero Cpn, 12/10/23 .. 18,977 17,681
5534772.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,077 2,987
5534942.SQ.FTS.B, Zero Cpn, 12/10/23 .. 11,884 11,500
5535155.SQ.FTS.B, Zero Cpn, 12/10/23 .. 452 383
5535161.SQ.FTS.B, Zero Cpn, 12/10/23 .. 6,837 6,553
5535338.SQ.FTS.B, Zero Cpn, 12/10/23 .. 5,965 5,717
5535542.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,812 1,970
5535591.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,191 2,118
5535763.SQ.FTS.B, Zero Cpn, 12/10/23 .. 6,532 6,010
5536027.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,281 1,305
5536092.SQ.FTS.B, Zero Cpn, 12/10/23 .. 6,535 4,985
5536410.SQ.FTS.B, Zero Cpn, 12/10/23 .. 13,382 12,994
5536834.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,246 1,215
Description
Principal
Amount Value
Block, Inc. (continued)
5536867.SQ.FTS.B, Zero Cpn, 12/10/23 .. $ 5,580 $ 5,450
5537060.SQ.FTS.B, Zero Cpn, 12/10/23 .. 6,079 5,797
5537230.SQ.FTS.B, Zero Cpn, 12/10/23 .. 11,559 8,154
5537354.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,060 2,845
5537487.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,066 953
5537511.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,216 951
5537519.SQ.FTS.B, Zero Cpn, 12/10/23 .. 996 933
5537562.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,889 1,772
5537635.SQ.FTS.B, Zero Cpn, 12/10/23 .. 7,440 7,290
5537977.SQ.FTS.B, Zero Cpn, 12/10/23 .. 18,173 16,757
5538225.SQ.FTS.B, Zero Cpn, 12/10/23 .. 792 772
5538406.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,796 2,405
5538456.SQ.FTS.B, Zero Cpn, 12/10/23 .. 10,847 10,133
5538691.SQ.FTS.B, Zero Cpn, 12/10/23 .. 9,941 9,311
5538933.SQ.FTS.B, Zero Cpn, 12/10/23 .. 13,412 13,012
5539226.SQ.FTS.B, Zero Cpn, 12/10/23 .. 14,779 13,910
5539604.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,901 1,782
5539668.SQ.FTS.B, Zero Cpn, 12/10/23 .. 15,194 14,658
5539694.SQ.FTS.B, Zero Cpn, 12/11/23 .. 2,671 2,579
5539732.SQ.FTS.B, Zero Cpn, 12/11/23 .. 944 852
5539742.SQ.FTS.B, Zero Cpn, 12/11/23 .. 3,237 3,032
5539812.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,775 1,650
5539820.SQ.FTS.B, Zero Cpn, 12/11/23 .. 27,781 26,629
5540165.SQ.FTS.B, Zero Cpn, 12/11/23 .. 19,221 18,064
5540411.SQ.FTS.B, Zero Cpn, 12/11/23 .. 3,208 3,111
5540662.SQ.FTS.B, Zero Cpn, 12/12/23 .. 1,128 1,073
5540715.SQ.FTS.B, Zero Cpn, 12/12/23 .. 1,371 1,314
5540726.SQ.FTS.B, Zero Cpn, 12/12/23 .. 2,598 2,449
5540789.SQ.FTS.B, Zero Cpn, 12/12/23 .. 3,036 2,974
5540906.SQ.FTS.B, Zero Cpn, 12/12/23 .. 1,680 1,624
5540934.SQ.FTS.B, Zero Cpn, 12/12/23 .. 8,020 7,709
5541038.SQ.FTS.B, Zero Cpn, 12/12/23 .. 11,852 11,208
5541242.SQ.FTS.B, Zero Cpn, 12/12/23 .. 206 201
5541253.SQ.FTS.B, Zero Cpn, 12/12/23 .. 7,027 6,694
5541344.SQ.FTS.B, Zero Cpn, 12/12/23 .. 4,223 4,003
5541627.SQ.FTS.B, Zero Cpn, 12/13/23 .. 5,985 5,814
5542073.SQ.FTS.B, Zero Cpn, 12/13/23 .. 1,542 1,503
5542232.SQ.FTS.B, Zero Cpn, 12/13/23 .. 9,576 5,171
5542706.SQ.FTS.B, Zero Cpn, 12/13/23 .. 2,332 1,440
5543132.SQ.FTS.B, Zero Cpn, 12/13/23 .. 2,335 2,265
5543476.SQ.FTS.B, Zero Cpn, 12/13/23 .. 748 436
5543639.SQ.FTS.B, Zero Cpn, 12/13/23 .. 1,805 1,755
5545704.SQ.FTS.B, Zero Cpn, 12/13/23 .. 1,687 1,641
5545827.SQ.FTS.B, Zero Cpn, 12/13/23 .. 3,917 3,766
5546197.SQ.FTS.B, Zero Cpn, 12/13/23 .. 3,446 3,350
5546306.SQ.FTS.B, Zero Cpn, 12/13/23 .. 4,406 4,284
5546534.SQ.FTS.B, Zero Cpn, 12/13/23 .. 5,169 4,914
5546767.SQ.FTS.B, Zero Cpn, 12/13/23 .. 12,400 11,616
5547129.SQ.FTS.B, Zero Cpn, 12/13/23 .. 540 530
5547157.SQ.FTS.B, Zero Cpn, 12/13/23 .. 6,649 6,469
5547391.SQ.FTS.B, Zero Cpn, 12/13/23 .. 22,978 22,080
5547948.SQ.FTS.B, Zero Cpn, 12/14/23 .. 8,337 7,869
5548094.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,474 1,428
5548196.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,800 2,513
5548238.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,233 1,176
5548297.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,972 2,725
5548329.SQ.FTS.B, Zero Cpn, 12/14/23 .. 495 478
5548359.SQ.FTS.B, Zero Cpn, 12/14/23 .. 502 459

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5548375.SQ.FTS.B, Zero Cpn, 12/14/23 .. $ 1,499 $ 1,449
5548517.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,486 1,385
5548558.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,017 984
5548578.SQ.FTS.B, Zero Cpn, 12/14/23 .. 595 575
5548609.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,223 3,097
5548717.SQ.FTS.B, Zero Cpn, 12/14/23 .. 383 369
5548729.SQ.FTS.B, Zero Cpn, 12/14/23 .. 695 300
5548732.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,423 1,270
5548991.SQ.FTS.B, Zero Cpn, 12/14/23 .. 6,846 6,643
5549309.SQ.FTS.B, Zero Cpn, 12/14/23 .. 785 761
5549366.SQ.FTS.B, Zero Cpn, 12/14/23 .. 692 663
5549395.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,709 1,649
5549464.SQ.FTS.B, Zero Cpn, 12/14/23 .. 389 380
5549559.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,380 3,034
5550009.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,446 1,410
5550194.SQ.FTS.B, Zero Cpn, 12/14/23 .. 452 436
5550242.SQ.FTS.B, Zero Cpn, 12/14/23 .. 671 626
5550272.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,203 1,032
5550312.SQ.FTS.B, Zero Cpn, 12/14/23 .. 607 595
5550405.SQ.FTS.B, Zero Cpn, 12/14/23 .. 6,488 6,131
5550595.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,024 1,882
5550675.SQ.FTS.B, Zero Cpn, 12/14/23 .. 738 659
5550686.SQ.FTS.B, Zero Cpn, 12/14/23 .. 307 299
5550887.SQ.FTS.B, Zero Cpn, 12/14/23 .. 5,158 4,622
5551052.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,130 3,016
5551142.SQ.FTS.B, Zero Cpn, 12/14/23 .. 11,394 10,767
5551729.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,839 1,802
5551837.SQ.FTS.B, Zero Cpn, 12/14/23 .. 4,102 2,226
5552395.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,439 1,365
5552401.SQ.FTS.B, Zero Cpn, 12/14/23 .. 4,751 4,511
5552447.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,842 1,787
5552461.SQ.FTS.B, Zero Cpn, 12/14/23 .. 657 638
5552468.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,358 1,323
5552527.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,611 1,566
5552577.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,001 1,846
5552611.SQ.FTS.B, Zero Cpn, 12/14/23 .. 16,576 16,170
5553098.SQ.FTS.B, Zero Cpn, 12/14/23 .. 6,915 6,450
5553214.SQ.FTS.B, Zero Cpn, 12/14/23 .. 869 854
5553388.SQ.FTS.B, Zero Cpn, 12/14/23 .. 11,355 10,913
5553653.SQ.FTS.B, Zero Cpn, 12/14/23 .. 8,295 8,033
5553801.SQ.FTS.B, Zero Cpn, 12/14/23 .. 15,160 12,994
5553995.SQ.FTS.B, Zero Cpn, 12/14/23 .. 769 739
5554017.SQ.FTS.B, Zero Cpn, 12/14/23 .. 5,885 5,313
5554115.SQ.FTS.B, Zero Cpn, 12/14/23 .. 7,730 7,546
5554299.SQ.FTS.B, Zero Cpn, 12/14/23 .. 19,179 18,469
5554643.SQ.FTS.B, Zero Cpn, 12/15/23 .. 5,992 5,646
5554738.SQ.FTS.B, Zero Cpn, 12/15/23 .. 3,690 3,625
5554983.SQ.FTS.B, Zero Cpn, 12/15/23 .. 6,866 6,643
5555227.SQ.FTS.B, Zero Cpn, 12/15/23 .. 5,127 4,772
5555300.SQ.FTS.B, Zero Cpn, 12/15/23 .. 696 675
5555350.SQ.FTS.B, Zero Cpn, 12/15/23 .. 5,010 4,544
5555574.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,623 1,570
5555667.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,367 1,334
5555694.SQ.FTS.B, Zero Cpn, 12/15/23 .. 12,916 12,394
5556394.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,510 1,423
5556490.SQ.FTS.B, Zero Cpn, 12/15/23 .. 5,126 5,002
5556703.SQ.FTS.B, Zero Cpn, 12/15/23 .. 2,001 1,882
5556890.SQ.FTS.B, Zero Cpn, 12/15/23 .. 3,024 2,926
Description
Principal
Amount Value
Block, Inc. (continued)
5556968.SQ.FTS.B, Zero Cpn, 12/15/23 .. $ 5,176 $ 4,995
5557107.SQ.FTS.B, Zero Cpn, 12/15/23 .. 6,660 6,424
5557257.SQ.FTS.B, Zero Cpn, 12/15/23 .. 4,719 4,573
5557309.SQ.FTS.B, Zero Cpn, 12/15/23 .. 662 567
5557334.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,455 1,297
5557365.SQ.FTS.B, Zero Cpn, 12/15/23 .. 273 260
5557385.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,361 1,317
5557413.SQ.FTS.B, Zero Cpn, 12/15/23 .. 274 266
5557424.SQ.FTS.B, Zero Cpn, 12/15/23 .. 650 637
5557462.SQ.FTS.B, Zero Cpn, 12/15/23 .. 4,769 4,638
5557525.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,026 995
5557551.SQ.FTS.B, Zero Cpn, 12/15/23 .. 12,826 12,497
5557708.SQ.FTS.B, Zero Cpn, 12/15/23 .. 29,001 26,128
5557979.SQ.FTS.B, Zero Cpn, 12/15/23 .. 5,412 5,235
5558026.SQ.FTS.B, Zero Cpn, 12/15/23 .. 4,725 4,559
5558103.SQ.FTS.B, Zero Cpn, 12/15/23 .. 4,173 4,042
5558178.SQ.FTS.B, Zero Cpn, 12/15/23 .. 6,697 6,447
5558312.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,124 1,079
5558361.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,250 1,222
5558395.SQ.FTS.B, Zero Cpn, 12/15/23 .. 910 864
5558433.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,166 1,106
5558467.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,241 1,199
5558679.SQ.FTS.B, Zero Cpn, 12/15/23 .. 2,323 1,830
5558723.SQ.FTS.B, Zero Cpn, 12/15/23 .. 15,460 14,551
5558866.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,719 1,623
5558898.SQ.FTS.B, Zero Cpn, 12/15/23 .. 2,012 1,938
5559057.SQ.FTS.B, Zero Cpn, 12/15/23 .. 10,903 10,553
5559213.SQ.FTS.B, Zero Cpn, 12/15/23 .. 748 735
5559238.SQ.FTS.B, Zero Cpn, 12/15/23 .. 12,201 10,957
5561371.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,691 2,413
5561376.SQ.FTS.B, Zero Cpn, 12/16/23 .. 6,049 5,863
5561494.SQ.FTS.B, Zero Cpn, 12/16/23 .. 444 431
5561502.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,278 1,236
5561522.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,358 2,300
5561549.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,147 3,975
5561560.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,972 1,873
5561575.SQ.FTS.B, Zero Cpn, 12/16/23 .. 7,047 6,813
5561730.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,892 1,355
5561747.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,793 1,748
5561871.SQ.FTS.B, Zero Cpn, 12/16/23 .. 12,265 11,921
5562244.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,661 1,563
5562285.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,519 3,369
5562378.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,758 2,964
5562437.SQ.FTS.B, Zero Cpn, 12/16/23 .. 400 379
5562473.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,862 2,803
5562566.SQ.FTS.B, Zero Cpn, 12/16/23 .. 6,439 6,294
5562688.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,865 1,813
5562709.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,427 1,284
5562748.SQ.FTS.B, Zero Cpn, 12/16/23 .. 37,623 36,384
5563138.SQ.FTS.B, Zero Cpn, 12/16/23 .. 682 667
5563156.SQ.FTS.B, Zero Cpn, 12/16/23 .. 13,074 12,456
5563259.SQ.FTS.B, Zero Cpn, 12/16/23 .. 239 234
5563268.SQ.FTS.B, Zero Cpn, 12/16/23 .. 972 920
5563309.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,887 3,258
5563388.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,484 2,326
5563437.SQ.FTS.B, Zero Cpn, 12/16/23 .. 50,783 45,644
5563841.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,992 2,902
5563867.SQ.FTS.B, Zero Cpn, 12/16/23 .. 47 46

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5563870.SQ.FTS.B, Zero Cpn, 12/16/23 .. $ 16,022 $ 12,457
5564052.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,969 1,925
5564094.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,535 3,338
5564117.SQ.FTS.B, Zero Cpn, 12/16/23 .. 31,960 30,243
5564400.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,180 3,558
5564440.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,488 4,118
5564465.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,825 2,493
5564506.SQ.FTS.B, Zero Cpn, 12/16/23 .. 19,844 19,302
5564567.SQ.FTS.B, Zero Cpn, 12/17/23 .. 158 156
5564594.SQ.FTS.B, Zero Cpn, 12/17/23 .. 10,025 9,618
5564678.SQ.FTS.B, Zero Cpn, 12/17/23 .. 469 456
5564730.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,233 1,196
5564739.SQ.FTS.B, Zero Cpn, 12/17/23 .. 6,004 5,490
5564803.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,692 3,570
5564857.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,307 2,217
5564887.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,579 3,448
5564911.SQ.FTS.B, Zero Cpn, 12/17/23 .. 7,224 6,965
5565016.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,358 1,308
5565049.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,522 1,470
5565111.SQ.FTS.B, Zero Cpn, 12/17/23 .. 15,714 14,924
5565342.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,656 1,526
5565356.SQ.FTS.B, Zero Cpn, 12/17/23 .. 369 359
5565523.SQ.FTS.B, Zero Cpn, 12/17/23 .. 8,909 7,916
5565615.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,345 1,304
5565643.SQ.FTS.B, Zero Cpn, 12/17/23 .. 797 776
5565650.SQ.FTS.B, Zero Cpn, 12/17/23 .. 422 404
5565658.SQ.FTS.B, Zero Cpn, 12/17/23 .. 980 942
5565718.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,113 543
5565730.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,194 1,064
5565739.SQ.FTS.B, Zero Cpn, 12/17/23 .. 7,562 6,992
5565830.SQ.FTS.B, Zero Cpn, 12/17/23 .. 9,880 9,551
5565935.SQ.FTS.B, Zero Cpn, 12/17/23 .. 12,492 11,953
5566034.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,030 3,897
5566107.SQ.FTS.B, Zero Cpn, 12/17/23 .. 17,958 16,764
5566292.SQ.FTS.B, Zero Cpn, 12/17/23 .. 9,095 8,481
5566950.SQ.FTS.B, Zero Cpn, 12/17/23 .. 486 472
5566977.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,680 2,054
5567278.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,242 3,024
5567314.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,613 2,520
5567362.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,106 2,028
5567401.SQ.FTS.B, Zero Cpn, 12/17/23 .. 5,990 5,799
5567514.SQ.FTS.B, Zero Cpn, 12/17/23 .. 8,663 6,048
5567580.SQ.FTS.B, Zero Cpn, 12/17/23 .. 11,761 11,466
5567792.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,563 3,337
5567867.SQ.FTS.B, Zero Cpn, 12/17/23 .. 15,445 14,195
5567975.SQ.FTS.B, Zero Cpn, 12/18/23 .. 4,557 4,424
5568019.SQ.FTS.B, Zero Cpn, 12/18/23 .. 29,363 27,506
5568211.SQ.FTS.B, Zero Cpn, 12/18/23 .. 2,772 2,690
5568245.SQ.FTS.B, Zero Cpn, 12/18/23 .. 1,681 1,631
5568260.SQ.FTS.B, Zero Cpn, 12/18/23 .. 4,624 4,442
5568310.SQ.FTS.B, Zero Cpn, 12/18/23 .. 14,304 13,755
5568441.SQ.FTS.B, Zero Cpn, 12/18/23 .. 5,212 5,003
5568498.SQ.FTS.B, Zero Cpn, 12/18/23 .. 678 635
5568567.SQ.FTS.B, Zero Cpn, 12/18/23 .. 2,100 2,023
5568586.SQ.FTS.B, Zero Cpn, 12/18/23 .. 1,493 1,447
5568605.SQ.FTS.B, Zero Cpn, 12/18/23 .. 902 854
5568613.SQ.FTS.B, Zero Cpn, 12/18/23 .. 7,092 3,126
5568652.SQ.FTS.B, Zero Cpn, 12/18/23 .. 557 496
Description
Principal
Amount Value
Block, Inc. (continued)
5568663.SQ.FTS.B, Zero Cpn, 12/18/23 .. $ 4,490 $ 4,265
5568792.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,610 1,428
5568813.SQ.FTS.B, Zero Cpn, 12/19/23 .. 391 340
5568817.SQ.FTS.B, Zero Cpn, 12/19/23 .. 7,022 4,778
5568951.SQ.FTS.B, Zero Cpn, 12/19/23 .. 7,552 7,301
5569032.SQ.FTS.B, Zero Cpn, 12/19/23 .. 3,851 3,723
5569075.SQ.FTS.B, Zero Cpn, 12/19/23 .. 8,792 8,478
5569178.SQ.FTS.B, Zero Cpn, 12/19/23 .. 6,099 5,901
5569245.SQ.FTS.B, Zero Cpn, 12/19/23 .. 4,971 4,816
5569327.SQ.FTS.B, Zero Cpn, 12/19/23 .. 3,226 3,100
5569363.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,671 1,615
5569601.SQ.FTS.B, Zero Cpn, 12/20/23 .. 337 240
5569620.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,257 2,162
5569685.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,923 2,843
5569924.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,728 1,898
5569977.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,702 2,582
5570142.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,502 1,390
5570313.SQ.FTS.B, Zero Cpn, 12/20/23 .. 4,288 3,978
5570376.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,104 1,079
5570484.SQ.FTS.B, Zero Cpn, 12/20/23 .. 753 737
5570524.SQ.FTS.B, Zero Cpn, 12/20/23 .. 24,925 23,498
5570965.SQ.FTS.B, Zero Cpn, 12/20/23 .. 512 497
5571039.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,488 2,332
5571140.SQ.FTS.B, Zero Cpn, 12/20/23 .. 4,688 4,545
5571315.SQ.FTS.B, Zero Cpn, 12/20/23 .. 3,505 3,389
5571387.SQ.FTS.B, Zero Cpn, 12/20/23 .. 4,230 4,104
5571610.SQ.FTS.B, Zero Cpn, 12/20/23 .. 14,073 12,271
5571805.SQ.FTS.B, Zero Cpn, 12/20/23 .. 9,100 8,606
5571973.SQ.FTS.B, Zero Cpn, 12/20/23 .. 10,296 9,907
5572308.SQ.FTS.B, Zero Cpn, 12/20/23 .. 652 618
5572332.SQ.FTS.B, Zero Cpn, 12/20/23 .. 3,341 3,178
5572669.SQ.FTS.B, Zero Cpn, 12/21/23 .. 11,889 11,589
5572883.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,277 2,194
5573177.SQ.FTS.B, Zero Cpn, 12/21/23 .. 887 860
5573185.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,333 1,305
5573199.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,823 2,752
5573280.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,063 976
5573294.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,873 2,803
5573438.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,291 2,166
5573519.SQ.FTS.B, Zero Cpn, 12/21/23 .. 24,814 24,040
5574175.SQ.FTS.B, Zero Cpn, 12/21/23 .. 998 912
5574192.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,181 2,112
5574227.SQ.FTS.B, Zero Cpn, 12/21/23 .. 4,155 4,054
5574284.SQ.FTS.B, Zero Cpn, 12/21/23 .. 11,054 10,724
5574357.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,895 3,750
5574375.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,736 3,615
5574422.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,857 1,795
5574449.SQ.FTS.B, Zero Cpn, 12/21/23 .. 12,449 11,949
5574569.SQ.FTS.B, Zero Cpn, 12/21/23 .. 5,617 5,271
5574619.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,182 1,363
5574691.SQ.FTS.B, Zero Cpn, 12/21/23 .. 5,664 5,450
5574770.SQ.FTS.B, Zero Cpn, 12/21/23 .. 14,857 9,963
5574870.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,515 1,466
5574887.SQ.FTS.B, Zero Cpn, 12/21/23 .. 513 458
5575013.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,424 2,364
5575075.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,990 2,894
5575137.SQ.FTS.B, Zero Cpn, 12/21/23 .. 507 484
5575141.SQ.FTS.B, Zero Cpn, 12/21/23 .. 597 486

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5575149.SQ.FTS.B, Zero Cpn, 12/21/23 .. $ 1,798 $ 1,744
5575181.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,900 2,805
5575210.SQ.FTS.B, Zero Cpn, 12/21/23 .. 307 294
5575219.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,752 2,669
5575277.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,612 1,304
5575282.SQ.FTS.B, Zero Cpn, 12/21/23 .. 8,200 6,589
5575354.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,828 1,740
5575401.SQ.FTS.B, Zero Cpn, 12/21/23 .. 671 652
5575403.SQ.FTS.B, Zero Cpn, 12/21/23 .. 950 920
5575423.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,070 3,001
5575478.SQ.FTS.B, Zero Cpn, 12/21/23 .. 12,388 11,534
5575646.SQ.FTS.B, Zero Cpn, 12/21/23 .. 30,635 29,719
5576046.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,666 1,571
5576122.SQ.FTS.B, Zero Cpn, 12/22/23 .. 724 710
5576150.SQ.FTS.B, Zero Cpn, 12/22/23 .. 501 461
5576159.SQ.FTS.B, Zero Cpn, 12/22/23 .. 24,631 23,818
5576354.SQ.FTS.B, Zero Cpn, 12/22/23 .. 44,282 42,379
5576888.SQ.FTS.B, Zero Cpn, 12/22/23 .. 763 644
5577521.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,074 2,968
5577593.SQ.FTS.B, Zero Cpn, 12/22/23 .. 413 392
5577613.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,811 2,629
5577659.SQ.FTS.B, Zero Cpn, 12/22/23 .. 5,360 5,024
5577721.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,719 3,632
5577793.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,015 2,830
5577816.SQ.FTS.B, Zero Cpn, 12/22/23 .. 13,475 13,046
5578014.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,107 961
5578024.SQ.FTS.B, Zero Cpn, 12/22/23 .. 811 606
5578029.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,823 2,686
5578293.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,171 2,563
5578333.SQ.FTS.B, Zero Cpn, 12/22/23 .. 5,793 5,225
5578383.SQ.FTS.B, Zero Cpn, 12/22/23 .. 24,416 18,990
5578533.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,191 1,136
5578552.SQ.FTS.B, Zero Cpn, 12/22/23 .. 11,180 10,890
5578765.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,774 2,637
5578804.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,559 3,481
5578869.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,041 1,959
5578897.SQ.FTS.B, Zero Cpn, 12/22/23 .. 551 506
5578902.SQ.FTS.B, Zero Cpn, 12/22/23 .. 255 248
5578920.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,370 982
5578934.SQ.FTS.B, Zero Cpn, 12/22/23 .. 5,735 4,566
5578976.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,696 2,576
5579005.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,728 2,626
5579045.SQ.FTS.B, Zero Cpn, 12/22/23 .. 14,000 13,318
5579155.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,828 1,714
5579213.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,720 1,659
5579233.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,476 2,388
5579320.SQ.FTS.B, Zero Cpn, 12/22/23 .. 11,808 11,347
5581190.SQ.FTS.B, Zero Cpn, 12/23/23 .. 734 709
5581205.SQ.FTS.B, Zero Cpn, 12/23/23 .. 472 439
5581220.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,343 2,128
5581233.SQ.FTS.B, Zero Cpn, 12/23/23 .. 5,106 4,625
5581296.SQ.FTS.B, Zero Cpn, 12/23/23 .. 4,675 4,480
5581338.SQ.FTS.B, Zero Cpn, 12/23/23 .. 862 838
5581364.SQ.FTS.B, Zero Cpn, 12/23/23 .. 5,768 5,563
5581405.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,251 1,064
5581409.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,924 1,840
5581428.SQ.FTS.B, Zero Cpn, 12/23/23 .. 6,861 6,602
5581507.SQ.FTS.B, Zero Cpn, 12/23/23 .. 19,677 18,711
Description
Principal
Amount Value
Block, Inc. (continued)
5581796.SQ.FTS.B, Zero Cpn, 12/23/23 .. $ 2,315 $ 2,219
5581824.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,014 2,839
5581856.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,686 1,617
5581898.SQ.FTS.B, Zero Cpn, 12/23/23 .. 4,140 3,969
5581918.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,977 1,908
5581942.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,747 1,699
5581964.SQ.FTS.B, Zero Cpn, 12/23/23 .. 10,979 8,765
5582607.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,147 995
5582618.SQ.FTS.B, Zero Cpn, 12/23/23 .. 800 775
5582638.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,268 1,011
5582678.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,471 1,967
5582711.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,294 1,237
5582722.SQ.FTS.B, Zero Cpn, 12/23/23 .. 291 280
5582734.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,704 2,555
5582775.SQ.FTS.B, Zero Cpn, 12/23/23 .. 838 772
5582784.SQ.FTS.B, Zero Cpn, 12/23/23 .. 20,173 19,411
5583023.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,413 1,385
5583084.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,149 1,111
5583109.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,574 1,509
5583187.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,854 1,789
5583509.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,214 1,183
5583539.SQ.FTS.B, Zero Cpn, 12/23/23 .. 7,550 7,332
5583658.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,638 1,559
5583691.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,862 3,547
5583735.SQ.FTS.B, Zero Cpn, 12/23/23 .. 437 427
5583773.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,886 1,633
5583820.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,114 2,051
5583864.SQ.FTS.B, Zero Cpn, 12/23/23 .. 9,061 8,473
5583986.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,175 2,116
5584022.SQ.FTS.B, Zero Cpn, 12/23/23 .. 9,997 8,454
5584116.SQ.FTS.B, Zero Cpn, 12/23/23 .. 33,406 32,558
5584489.SQ.FTS.B, Zero Cpn, 12/23/23 .. 9,337 9,061
5584573.SQ.FTS.B, Zero Cpn, 12/23/23 .. 25,331 24,656
5584743.SQ.FTS.B, Zero Cpn, 12/24/23 .. 6,789 6,376
5584970.SQ.FTS.B, Zero Cpn, 12/24/23 .. 6,557 4,441
5585085.SQ.FTS.B, Zero Cpn, 12/24/23 .. 6,576 5,925
5585193.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,296 1,233
5585223.SQ.FTS.B, Zero Cpn, 12/24/23 .. 10,001 9,321
5585684.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,311 1,246
5585701.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,198 3,092
5585749.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,366 4,233
5585802.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,324 2,168
5585833.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,868 3,706
5586226.SQ.FTS.B, Zero Cpn, 12/24/23 .. 837 778
5586262.SQ.FTS.B, Zero Cpn, 12/24/23 .. 23,967 18,430
5586489.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,111 2,692
5586549.SQ.FTS.B, Zero Cpn, 12/24/23 .. 7,835 7,562
5586673.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,979 1,890
5586701.SQ.FTS.B, Zero Cpn, 12/24/23 .. 21,188 18,299
5586841.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,871 1,808
5586878.SQ.FTS.B, Zero Cpn, 12/24/23 .. 37,135 35,949
5587316.SQ.FTS.B, Zero Cpn, 12/24/23 .. 45,616 43,079
5587763.SQ.FTS.B, Zero Cpn, 12/24/23 .. 13,450 7,496
5587867.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,674 1,511
5587880.SQ.FTS.B, Zero Cpn, 12/24/23 .. 882 765
5587897.SQ.FTS.B, Zero Cpn, 12/24/23 .. 21,318 11,171
5587983.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,035 1,875
5588049.SQ.FTS.B, Zero Cpn, 12/25/23 .. 11,610 11,169

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5588077.SQ.FTS.B, Zero Cpn, 12/25/23 .. $ 3,431 $ 3,154
5588082.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,698 2,620
5588085.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,883 2,722
5588086.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,213 1,053
5588088.SQ.FTS.B, Zero Cpn, 12/25/23 .. 721 649
5588089.SQ.FTS.B, Zero Cpn, 12/25/23 .. 9,373 9,081
5588117.SQ.FTS.B, Zero Cpn, 12/25/23 .. 8,763 8,336
5588154.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,837 1,784
5588168.SQ.FTS.B, Zero Cpn, 12/25/23 .. 237 217
5588170.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,638 1,569
5588182.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,614 3,310
5588201.SQ.FTS.B, Zero Cpn, 12/25/23 .. 12,053 10,800
5588252.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,671 1,603
5588270.SQ.FTS.B, Zero Cpn, 12/25/23 .. 714 638
5588272.SQ.FTS.B, Zero Cpn, 12/25/23 .. 823 808
5588302.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,897 3,756
5588327.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,266 1,241
5588352.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,431 3,308
5588380.SQ.FTS.B, Zero Cpn, 12/25/23 .. 5,410 5,186
5588408.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,568 3,228
5588423.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,047 1,471
5588453.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,176 1,141
5588472.SQ.FTS.B, Zero Cpn, 12/25/23 .. 14,134 13,630
5588521.SQ.FTS.B, Zero Cpn, 12/25/23 .. 445 436
5588527.SQ.FTS.B, Zero Cpn, 12/25/23 .. 4,708 4,374
5588544.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,357 2,641
5588561.SQ.FTS.B, Zero Cpn, 12/25/23 .. 9,270 8,696
5588599.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,432 1,353
5588606.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,887 1,832
5588620.SQ.FTS.B, Zero Cpn, 12/25/23 .. 13,469 12,253
5588679.SQ.FTS.B, Zero Cpn, 12/25/23 .. 6,636 6,445
5588726.SQ.FTS.B, Zero Cpn, 12/25/23 .. 244 231
5588727.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,041 1,098
5588735.SQ.FTS.B, Zero Cpn, 12/25/23 .. 447 439
5588744.SQ.FTS.B, Zero Cpn, 12/25/23 .. 5,647 5,278
5588795.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,764 1,709
5588808.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,709 1,652
5588838.SQ.FTS.B, Zero Cpn, 12/26/23 .. 249 244
5588842.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,046 1,981
5588851.SQ.FTS.B, Zero Cpn, 12/26/23 .. 829 775
5588859.SQ.FTS.B, Zero Cpn, 12/26/23 .. 859 842
5588868.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,471 1,726
5588881.SQ.FTS.B, Zero Cpn, 12/26/23 .. 6,228 6,001
5588914.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,827 1,704
5588925.SQ.FTS.B, Zero Cpn, 12/26/23 .. 15,169 14,463
5589000.SQ.FTS.B, Zero Cpn, 12/26/23 .. 816 780
5589011.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,271 1,019
5589021.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,087 1,683
5589030.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,307 1,189
5589041.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,269 2,178
5589047.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,995 2,883
5589061.SQ.FTS.B, Zero Cpn, 12/26/23 .. 713 672
5589070.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,274 2,186
5589088.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,956 1,875
5589102.SQ.FTS.B, Zero Cpn, 12/26/23 .. 10,837 10,460
5589184.SQ.FTS.B, Zero Cpn, 12/26/23 .. 4,024 3,880
5589213.SQ.FTS.B, Zero Cpn, 12/26/23 .. 6,625 6,439
5589268.SQ.FTS.B, Zero Cpn, 12/26/23 .. 877 402
Description
Principal
Amount Value
Block, Inc. (continued)
5589271.SQ.FTS.B, Zero Cpn, 12/26/23 .. $ 1,239 $ 1,062
5589280.SQ.FTS.B, Zero Cpn, 12/26/23 .. 687 669
5589312.SQ.FTS.B, Zero Cpn, 12/26/23 .. 701 681
5589315.SQ.FTS.B, Zero Cpn, 12/26/23 .. 3,428 3,221
5589338.SQ.FTS.B, Zero Cpn, 12/26/23 .. 6,242 4,981
5589354.SQ.FTS.B, Zero Cpn, 12/26/23 .. 3,787 3,635
5593248.SQ.FTS.B, Zero Cpn, 12/28/23 .. 4,711 4,450
5593316.SQ.FTS.B, Zero Cpn, 12/28/23 .. 21,163 20,655
5593618.SQ.FTS.B, Zero Cpn, 12/28/23 .. 9,314 7,475
5593664.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,479 2,402
5593683.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,228 1,185
5593696.SQ.FTS.B, Zero Cpn, 12/28/23 .. 20,332 14,378
5593814.SQ.FTS.B, Zero Cpn, 12/28/23 .. 9,192 8,286
5593884.SQ.FTS.B, Zero Cpn, 12/28/23 .. 8,952 8,682
5594128.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,694 3,040
5594164.SQ.FTS.B, Zero Cpn, 12/28/23 .. 18,427 17,559
5594406.SQ.FTS.B, Zero Cpn, 12/28/23 .. 5,760 5,596
5594525.SQ.FTS.B, Zero Cpn, 12/28/23 .. 15,208 14,180
5594603.SQ.FTS.B, Zero Cpn, 12/28/23 .. 4,405 4,253
5594623.SQ.FTS.B, Zero Cpn, 12/28/23 .. 5,566 5,308
5594655.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,420 3,317
5594673.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,722 3,132
5594685.SQ.FTS.B, Zero Cpn, 12/28/23 .. 22,353 21,625
5594895.SQ.FTS.B, Zero Cpn, 12/28/23 .. 22,821 22,181
5595097.SQ.FTS.B, Zero Cpn, 12/28/23 .. 49,264 47,723
5595427.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,372 3,286
5595455.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,123 2,033
5596590.SQ.FTS.B, Zero Cpn, 12/29/23 .. 11,819 11,497
5596856.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,014 986
5596912.SQ.FTS.B, Zero Cpn, 12/29/23 .. 10,141 9,674
5597071.SQ.FTS.B, Zero Cpn, 12/29/23 .. 10,761 9,790
5597307.SQ.FTS.B, Zero Cpn, 12/29/23 .. 6,501 6,174
5597413.SQ.FTS.B, Zero Cpn, 12/29/23 .. 4,202 3,819
5597465.SQ.FTS.B, Zero Cpn, 12/29/23 .. 6,542 6,364
5597543.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,286 3,064
5597612.SQ.FTS.B, Zero Cpn, 12/29/23 .. 7,151 6,753
5597684.SQ.FTS.B, Zero Cpn, 12/29/23 .. 4,981 3,953
5597722.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,128 2,980
5597761.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,275 3,161
5597803.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,830 1,770
5597852.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,016 2,891
5597870.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,254 1,219
5597894.SQ.FTS.B, Zero Cpn, 12/29/23 .. 4,039 3,850
5597929.SQ.FTS.B, Zero Cpn, 12/29/23 .. 8,452 8,092
5598067.SQ.FTS.B, Zero Cpn, 12/29/23 .. 5,471 5,137
5598093.SQ.FTS.B, Zero Cpn, 12/29/23 .. 4,853 4,361
5598146.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,415 1,280
5598170.SQ.FTS.B, Zero Cpn, 12/29/23 .. 7,493 7,292
5598254.SQ.FTS.B, Zero Cpn, 12/29/23 .. 508 494
5598265.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,347 1,284
5598269.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,960 1,815
5598399.SQ.FTS.B, Zero Cpn, 12/29/23 .. 347 316
5598403.SQ.FTS.B, Zero Cpn, 12/29/23 .. 4,763 4,561
5598474.SQ.FTS.B, Zero Cpn, 12/29/23 .. 10,297 8,875
5598595.SQ.FTS.B, Zero Cpn, 12/29/23 .. 209 201
5598607.SQ.FTS.B, Zero Cpn, 12/29/23 .. 11,330 10,574
5598797.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,568 3,496
5598889.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,940 3,815

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5598998.SQ.FTS.B, Zero Cpn, 12/29/23 .. $ 5,911 $ 5,250
5599130.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,622 1,412
5599139.SQ.FTS.B, Zero Cpn, 12/29/23 .. 5,147 5,011
5599249.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,024 984
5599294.SQ.FTS.B, Zero Cpn, 12/29/23 .. 820 783
5599318.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,950 3,866
5599657.SQ.FTS.B, Zero Cpn, 12/29/23 .. 35,016 33,998
5600248.SQ.FTS.B, Zero Cpn, 12/29/23 .. 12,596 12,231
5600432.SQ.FTS.B, Zero Cpn, 12/29/23 .. 7,335 6,701
5600530.SQ.FTS.B, Zero Cpn, 12/29/23 .. 7,435 7,190
5600601.SQ.FTS.B, Zero Cpn, 12/29/23 .. 4,716 4,556
5600656.SQ.FTS.B, Zero Cpn, 12/29/23 .. 5,495 5,009
5608075.SQ.FTS.B, Zero Cpn, 12/30/23 .. 21,945 21,395
5608405.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,554 2,480
5608438.SQ.FTS.B, Zero Cpn, 12/30/23 .. 4,245 3,924
5608654.SQ.FTS.B, Zero Cpn, 12/30/23 .. 5,442 5,222
5608726.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,407 3,283
5608811.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,902 3,673
5608943.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,704 2,624
5609098.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,132 2,063
5609439.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,334 2,951
5609525.SQ.FTS.B, Zero Cpn, 12/30/23 .. 764 689
5609566.SQ.FTS.B, Zero Cpn, 12/30/23 .. 8,711 8,394
5609811.SQ.FTS.B, Zero Cpn, 12/30/23 .. 16,501 16,029
5610319.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,373 1,259
5610367.SQ.FTS.B, Zero Cpn, 12/30/23 .. 5,543 5,387
5610508.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,676 3,398
5610587.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,429 3,297
5610661.SQ.FTS.B, Zero Cpn, 12/30/23 .. 6,476 6,321
5610809.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,402 3,273
5610861.SQ.FTS.B, Zero Cpn, 12/30/23 .. 26,201 20,418
5611074.SQ.FTS.B, Zero Cpn, 12/30/23 .. 7,244 6,808
5611181.SQ.FTS.B, Zero Cpn, 12/30/23 .. 5,349 5,025
5611218.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,551 2,463
5611233.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,547 2,393
5611249.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,857 1,772
5611317.SQ.FTS.B, Zero Cpn, 12/30/23 .. 12,946 12,454
5611437.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,851 1,790
5611464.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,692 1,637
5611481.SQ.FTS.B, Zero Cpn, 12/30/23 .. 7,299 7,112
5611571.SQ.FTS.B, Zero Cpn, 12/30/23 .. 15,438 14,979
5611786.SQ.FTS.B, Zero Cpn, 12/30/23 .. 13,596 12,932
5611978.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,284 2,133
5612016.SQ.FTS.B, Zero Cpn, 12/30/23 .. 639 618
5612056.SQ.FTS.B, Zero Cpn, 12/30/23 .. 30,828 29,972
5612423.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,779 3,601
5612473.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,775 2,157
5612491.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,044 1,965
5612500.SQ.FTS.B, Zero Cpn, 12/30/23 .. 31 30
5612504.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,362 1,275
5612514.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,388 3,259
5612577.SQ.FTS.B, Zero Cpn, 12/30/23 .. 11,048 10,751
5613099.SQ.FTS.B, Zero Cpn, 1/01/24 ... 4,174 4,008
5613141.SQ.FTS.B, Zero Cpn, 1/01/24 ... 10,602 9,667
5613232.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,908 1,837
5613257.SQ.FTS.B, Zero Cpn, 1/01/24 ... 7,912 7,295
5613314.SQ.FTS.B, Zero Cpn, 1/01/24 ... 707 573
5613321.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,342 2,834
Description
Principal
Amount Value
Block, Inc. (continued)
5613359.SQ.FTS.B, Zero Cpn, 1/01/24 ... $ 759 $ 681
5613593.SQ.FTS.B, Zero Cpn, 1/01/24 ... 4,432 4,262
5613643.SQ.FTS.B, Zero Cpn, 1/01/24 ... 7,877 7,568
5613852.SQ.FTS.B, Zero Cpn, 1/01/24 ... 7,364 7,131
5614043.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,597 2,507
5614251.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,219 2,153
5614424.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,696 1,532
5614491.SQ.FTS.B, Zero Cpn, 1/01/24 ... 443 433
5614523.SQ.FTS.B, Zero Cpn, 1/01/24 ... 285 279
5614536.SQ.FTS.B, Zero Cpn, 1/01/24 ... 4,652 3,602
5614600.SQ.FTS.B, Zero Cpn, 1/01/24 ... 7,146 6,879
5614786.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,536 1,479
5614832.SQ.FTS.B, Zero Cpn, 1/01/24 ... 7,434 7,137
5614969.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,508 1,369
5614986.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,601 1,560
5615110.SQ.FTS.B, Zero Cpn, 1/01/24 ... 650 599
5615158.SQ.FTS.B, Zero Cpn, 1/01/24 ... 13,706 12,881
5615395.SQ.FTS.B, Zero Cpn, 1/01/24 ... 11,500 11,058
5615529.SQ.FTS.B, Zero Cpn, 1/01/24 ... 448 440
5615562.SQ.FTS.B, Zero Cpn, 1/01/24 ... 48,400 45,208
5616271.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,100 867
5616274.SQ.FTS.B, Zero Cpn, 1/01/24 ... 44,585 42,862
5616842.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,493 1,411
5616876.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,430 1,341
5616921.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,112 1,819
5616956.SQ.FTS.B, Zero Cpn, 1/01/24 ... 26,861 25,559
5617738.SQ.FTS.B, Zero Cpn, 1/02/24 ... 668 644
5617745.SQ.FTS.B, Zero Cpn, 1/02/24 ... 3,278 3,149
5617803.SQ.FTS.B, Zero Cpn, 1/02/24 ... 1,552 1,504
5617828.SQ.FTS.B, Zero Cpn, 1/02/24 ... 12,192 11,774
5617988.SQ.FTS.B, Zero Cpn, 1/02/24 ... 2,082 2,013
5618025.SQ.FTS.B, Zero Cpn, 1/02/24 ... 772 755
5618054.SQ.FTS.B, Zero Cpn, 1/02/24 ... 7,092 6,700
5618133.SQ.FTS.B, Zero Cpn, 1/02/24 ... 2,338 2,161
5618163.SQ.FTS.B, Zero Cpn, 1/02/24 ... 2,015 1,870
5618188.SQ.FTS.B, Zero Cpn, 1/02/24 ... 798 780
5618215.SQ.FTS.B, Zero Cpn, 1/02/24 ... 3,296 3,211
5618309.SQ.FTS.B, Zero Cpn, 1/02/24 ... 1,626 1,588
5618348.SQ.FTS.B, Zero Cpn, 1/02/24 ... 3,738 3,582
5618392.SQ.FTS.B, Zero Cpn, 1/02/24 ... 3,113 2,992
5618434.SQ.FTS.B, Zero Cpn, 1/02/24 ... 2,330 1,727
5618454.SQ.FTS.B, Zero Cpn, 1/02/24 ... 3,028 2,945
5618519.SQ.FTS.B, Zero Cpn, 1/02/24 ... 6,222 6,016
5618586.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,373 1,339
5618616.SQ.FTS.B, Zero Cpn, 1/03/24 ... 2,134 2,027
5618644.SQ.FTS.B, Zero Cpn, 1/03/24 ... 6,684 6,285
5618746.SQ.FTS.B, Zero Cpn, 1/03/24 ... 3,881 3,689
5618799.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,050 1,021
5618817.SQ.FTS.B, Zero Cpn, 1/03/24 ... 4,625 4,490
5619026.SQ.FTS.B, Zero Cpn, 1/03/24 ... 929 907
5619051.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,061 1,033
5619090.SQ.FTS.B, Zero Cpn, 1/03/24 ... 3,718 3,465
5619135.SQ.FTS.B, Zero Cpn, 1/03/24 ... 6,835 6,606
5619230.SQ.FTS.B, Zero Cpn, 1/03/24 ... 7,112 6,888
5619340.SQ.FTS.B, Zero Cpn, 1/04/24 ... 4,708 4,575
5619677.SQ.FTS.B, Zero Cpn, 1/04/24 ... 1,285 1,247
5619719.SQ.FTS.B, Zero Cpn, 1/04/24 ... 3,832 3,727
5619805.SQ.FTS.B, Zero Cpn, 1/04/24 ... 2,416 1,543

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5619818.SQ.FTS.B, Zero Cpn, 1/04/24 ... $ 6,120 $ 5,980
5619966.SQ.FTS.B, Zero Cpn, 1/04/24 ... 1,809 1,744
5619994.SQ.FTS.B, Zero Cpn, 1/04/24 ... 2,515 2,354
5620014.SQ.FTS.B, Zero Cpn, 1/04/24 ... 10,326 10,039
5620356.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,744 1,686
5620480.SQ.FTS.B, Zero Cpn, 1/05/24 ... 10,611 9,914
5621282.SQ.FTS.B, Zero Cpn, 1/05/24 ... 2,928 2,308
5621545.SQ.FTS.B, Zero Cpn, 1/05/24 ... 12,311 11,853
5622029.SQ.FTS.B, Zero Cpn, 1/05/24 ... 5,248 5,031
5622164.SQ.FTS.B, Zero Cpn, 1/05/24 ... 29,880 28,870
5622786.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,799 1,746
5622868.SQ.FTS.B, Zero Cpn, 1/05/24 ... 3,815 3,668
5622928.SQ.FTS.B, Zero Cpn, 1/05/24 ... 2,974 2,519
5622991.SQ.FTS.B, Zero Cpn, 1/05/24 ... 4,486 4,020
5623137.SQ.FTS.B, Zero Cpn, 1/05/24 ... 7,390 7,225
5623424.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,104 1,026
5623606.SQ.FTS.B, Zero Cpn, 1/05/24 ... 27,501 26,458
5624122.SQ.FTS.B, Zero Cpn, 1/05/24 ... 4,679 4,541
5624199.SQ.FTS.B, Zero Cpn, 1/05/24 ... 25,354 24,306
5624731.SQ.FTS.B, Zero Cpn, 1/05/24 ... 5,712 4,871
5624955.SQ.FTS.B, Zero Cpn, 1/05/24 ... 902 876
5624973.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,036 996
5624987.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,229 1,196
5625057.SQ.FTS.B, Zero Cpn, 1/06/24 ... 16,910 16,401
5625282.SQ.FTS.B, Zero Cpn, 1/06/24 ... 6,897 6,254
5625342.SQ.FTS.B, Zero Cpn, 1/06/24 ... 7,958 7,739
5625515.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,040 1,956
5625593.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,660 1,576
5625640.SQ.FTS.B, Zero Cpn, 1/06/24 ... 27,536 26,137
5626817.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,379 4,240
5626965.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,272 1,242
5627013.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,248 2,124
5627090.SQ.FTS.B, Zero Cpn, 1/06/24 ... 807 754
5627097.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,811 4,631
5627163.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,189 1,113
5627203.SQ.FTS.B, Zero Cpn, 1/06/24 ... 29,758 28,753
5627733.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,144 1,098
5627747.SQ.FTS.B, Zero Cpn, 1/06/24 ... 9,282 8,196
5627848.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,694 3,101
5627902.SQ.FTS.B, Zero Cpn, 1/06/24 ... 5,238 4,507
5627997.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,844 1,139
5628017.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,601 1,501
5628061.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,516 3,199
5628125.SQ.FTS.B, Zero Cpn, 1/06/24 ... 15,156 14,666
5628323.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,441 1,398
5628344.SQ.FTS.B, Zero Cpn, 1/06/24 ... 25,858 24,967
5628695.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,466 4,195
5628765.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,670 1,547
5628787.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,464 4,219
5628883.SQ.FTS.B, Zero Cpn, 1/06/24 ... 5,933 4,528
5628967.SQ.FTS.B, Zero Cpn, 1/06/24 ... 5,205 4,855
5629056.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,006 890
5629080.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,820 1,611
5629103.SQ.FTS.B, Zero Cpn, 1/06/24 ... 983 935
5629115.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,598 1,406
5629132.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,096 2,887
5629174.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,989 2,882
5629259.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,382 2,275
Description
Principal
Amount Value
Block, Inc. (continued)
5629589.SQ.FTS.B, Zero Cpn, 1/06/24 ... $ 41,483 $ 36,576
5630013.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,224 4,086
5630095.SQ.FTS.B, Zero Cpn, 1/06/24 ... 6,161 5,851
5630154.SQ.FTS.B, Zero Cpn, 1/06/24 ... 12,254 11,558
5630312.SQ.FTS.B, Zero Cpn, 1/06/24 ... 919 891
5630317.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,985 4,786
5630368.SQ.FTS.B, Zero Cpn, 1/06/24 ... 6,111 5,906
5640805.SQ.FTS.B, Zero Cpn, 1/07/24 ... 4,145 3,994
5640987.SQ.FTS.B, Zero Cpn, 1/07/24 ... 4,300 4,152
5641021.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,489 1,379
5641031.SQ.FTS.B, Zero Cpn, 1/07/24 ... 6,632 6,395
5641169.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,499 2,429
5641242.SQ.FTS.B, Zero Cpn, 1/07/24 ... 639 619
5641293.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,862 2,003
5641335.SQ.FTS.B, Zero Cpn, 1/07/24 ... 14,788 14,272
5641683.SQ.FTS.B, Zero Cpn, 1/07/24 ... 14,144 13,464
5643745.SQ.FTS.B, Zero Cpn, 1/07/24 ... 18,729 17,994
5644373.SQ.FTS.B, Zero Cpn, 1/07/24 ... 5,104 4,896
5644684.SQ.FTS.B, Zero Cpn, 1/07/24 ... 426 408
5644715.SQ.FTS.B, Zero Cpn, 1/07/24 ... 7,204 6,634
5644959.SQ.FTS.B, Zero Cpn, 1/07/24 ... 13,009 8,340
5645143.SQ.FTS.B, Zero Cpn, 1/07/24 ... 27,229 26,096
5646026.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,538 1,494
5646059.SQ.FTS.B, Zero Cpn, 1/07/24 ... 4,655 4,473
5646131.SQ.FTS.B, Zero Cpn, 1/07/24 ... 8,183 7,603
5646297.SQ.FTS.B, Zero Cpn, 1/07/24 ... 4,481 3,726
5646507.SQ.FTS.B, Zero Cpn, 1/07/24 ... 10,418 10,084
5646671.SQ.FTS.B, Zero Cpn, 1/07/24 ... 13,024 12,687
5646926.SQ.FTS.B, Zero Cpn, 1/07/24 ... 5,387 5,193
5647065.SQ.FTS.B, Zero Cpn, 1/07/24 ... 18,105 12,007
5647285.SQ.FTS.B, Zero Cpn, 1/07/24 ... 9,398 8,064
5647379.SQ.FTS.B, Zero Cpn, 1/07/24 ... 37,936 36,805
5647903.SQ.FTS.B, Zero Cpn, 1/07/24 ... 5,770 5,616
5648057.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,197 3,060
5648307.SQ.FTS.B, Zero Cpn, 1/08/24 ... 5,225 4,929
5648399.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,627 2,527
5648529.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,226 887
5648827.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,565 1,518
5648872.SQ.FTS.B, Zero Cpn, 1/08/24 ... 9,157 8,616
5649083.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,464 3,199
5649173.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,634 2,481
5649336.SQ.FTS.B, Zero Cpn, 1/08/24 ... 723 649
5649365.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,273 3,156
5649531.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,202 1,161
5649604.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,404 3,301
5649756.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,111 1,986
5649897.SQ.FTS.B, Zero Cpn, 1/08/24 ... 879 825
5650025.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,390 2,324
5650777.SQ.FTS.B, Zero Cpn, 1/08/24 ... 268 255
5650825.SQ.FTS.B, Zero Cpn, 1/08/24 ... 7,374 7,211
5651436.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,691 1,408
5651453.SQ.FTS.B, Zero Cpn, 1/08/24 ... 8,540 8,245
5651661.SQ.FTS.B, Zero Cpn, 1/08/24 ... 650 612
5651700.SQ.FTS.B, Zero Cpn, 1/08/24 ... 4,786 4,359
5651759.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,228 1,189
5651790.SQ.FTS.B, Zero Cpn, 1/08/24 ... 10,393 10,009
5652002.SQ.FTS.B, Zero Cpn, 1/08/24 ... 33,024 32,156
5652976.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,565 1,479

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5652998.SQ.FTS.B, Zero Cpn, 1/08/24 ... $ 1,442 $ 1,398
5653044.SQ.FTS.B, Zero Cpn, 1/08/24 ... 6,936 6,224
5653296.SQ.FTS.B, Zero Cpn, 1/08/24 ... 4,669 4,497
5653404.SQ.FTS.B, Zero Cpn, 1/08/24 ... 35,404 34,093
5653938.SQ.FTS.B, Zero Cpn, 1/08/24 ... 7,745 7,545
5654029.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,445 3,307
5654053.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,027 886
5654059.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,146 1,071
5654085.SQ.FTS.B, Zero Cpn, 1/08/24 ... 46,624 44,980
5654657.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,060 997
5654690.SQ.FTS.B, Zero Cpn, 1/08/24 ... 6,310 6,169
5654848.SQ.FTS.B, Zero Cpn, 1/08/24 ... 12,536 12,222
5655178.SQ.FTS.B, Zero Cpn, 1/08/24 ... 4,468 4,290
5655234.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,691 1,645
5655343.SQ.FTS.B, Zero Cpn, 1/08/24 ... 23,761 22,871
5655494.SQ.FTS.B, Zero Cpn, 1/09/24 ... 16,263 15,718
5655662.SQ.FTS.B, Zero Cpn, 1/09/24 ... 991 747
5655669.SQ.FTS.B, Zero Cpn, 1/09/24 ... 9,596 9,246
5655794.SQ.FTS.B, Zero Cpn, 1/09/24 ... 869 767
5655805.SQ.FTS.B, Zero Cpn, 1/09/24 ... 12,956 11,710
5656053.SQ.FTS.B, Zero Cpn, 1/09/24 ... 13,618 12,685
5656242.SQ.FTS.B, Zero Cpn, 1/09/24 ... 709 689
5656275.SQ.FTS.B, Zero Cpn, 1/09/24 ... 518 506
5656284.SQ.FTS.B, Zero Cpn, 1/09/24 ... 2,653 2,564
5656317.SQ.FTS.B, Zero Cpn, 1/10/24 ... 12,006 11,212
5656447.SQ.FTS.B, Zero Cpn, 1/10/24 ... 6,477 4,867
5656528.SQ.FTS.B, Zero Cpn, 1/10/24 ... 1,047 966
5656547.SQ.FTS.B, Zero Cpn, 1/10/24 ... 4,546 4,351
5656603.SQ.FTS.B, Zero Cpn, 1/10/24 ... 2,318 1,851
5656630.SQ.FTS.B, Zero Cpn, 1/10/24 ... 843 782
5656641.SQ.FTS.B, Zero Cpn, 1/10/24 ... 3,943 3,751
5656707.SQ.FTS.B, Zero Cpn, 1/10/24 ... 4,740 4,399
5656784.SQ.FTS.B, Zero Cpn, 1/10/24 ... 3,250 3,146
5656842.SQ.FTS.B, Zero Cpn, 1/10/24 ... 809 435
5656852.SQ.FTS.B, Zero Cpn, 1/10/24 ... 3,951 3,673
5656922.SQ.FTS.B, Zero Cpn, 1/10/24 ... 1,253 1,219
5657234.SQ.FTS.B, Zero Cpn, 1/11/24 ... 2,858 2,771
5658085.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,055 1,027
5658195.SQ.FTS.B, Zero Cpn, 1/11/24 ... 676 659
5658396.SQ.FTS.B, Zero Cpn, 1/11/24 ... 41,785 40,388
5661432.SQ.FTS.B, Zero Cpn, 1/11/24 ... 29,861 22,782
5662145.SQ.FTS.B, Zero Cpn, 1/11/24 ... 3,805 3,515
5662239.SQ.FTS.B, Zero Cpn, 1/11/24 ... 7,966 7,643
5662477.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,596 1,479
5662540.SQ.FTS.B, Zero Cpn, 1/11/24 ... 19,181 18,520
5662899.SQ.FTS.B, Zero Cpn, 1/11/24 ... 5,807 5,688
5663384.SQ.FTS.B, Zero Cpn, 1/11/24 ... 863 839
5663518.SQ.FTS.B, Zero Cpn, 1/11/24 ... 14,320 13,592
5663738.SQ.FTS.B, Zero Cpn, 1/11/24 ... 12,936 12,381
5663972.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,356 1,315
5664038.SQ.FTS.B, Zero Cpn, 1/11/24 ... 22,503 13,857
5664578.SQ.FTS.B, Zero Cpn, 1/11/24 ... 5,520 5,264
5664748.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,841 1,730
5664819.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,865 1,792
5664893.SQ.FTS.B, Zero Cpn, 1/11/24 ... 2,102 1,947
5665041.SQ.FTS.B, Zero Cpn, 1/12/24 ... 65,725 63,308
5666857.SQ.FTS.B, Zero Cpn, 1/12/24 ... 60,320 56,235
5668701.SQ.FTS.B, Zero Cpn, 1/12/24 ... 23,926 21,835
Description
Principal
Amount Value
Block, Inc. (continued)
5669228.SQ.FTS.B, Zero Cpn, 1/12/24 ... $ 2,955 $ 2,701
5669327.SQ.FTS.B, Zero Cpn, 1/12/24 ... 4,302 4,161
5669455.SQ.FTS.B, Zero Cpn, 1/12/24 ... 7,825 7,587
5669597.SQ.FTS.B, Zero Cpn, 1/12/24 ... 3,412 3,222
5669673.SQ.FTS.B, Zero Cpn, 1/12/24 ... 20,557 19,794
5670099.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,442 1,378
5670219.SQ.FTS.B, Zero Cpn, 1/12/24 ... 10,952 8,106
5670345.SQ.FTS.B, Zero Cpn, 1/12/24 ... 17,693 16,833
5670660.SQ.FTS.B, Zero Cpn, 1/12/24 ... 2,643 2,565
5670749.SQ.FTS.B, Zero Cpn, 1/12/24 ... 4,571 4,299
5670799.SQ.FTS.B, Zero Cpn, 1/12/24 ... 14,077 12,932
5671348.SQ.FTS.B, Zero Cpn, 1/12/24 ... 738 711
5671382.SQ.FTS.B, Zero Cpn, 1/12/24 ... 9,038 8,545
5671543.SQ.FTS.B, Zero Cpn, 1/12/24 ... 16,228 15,045
5671722.SQ.FTS.B, Zero Cpn, 1/12/24 ... 599 581
5671745.SQ.FTS.B, Zero Cpn, 1/12/24 ... 434 399
5671751.SQ.FTS.B, Zero Cpn, 1/12/24 ... 8,740 8,432
5671861.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,752 1,700
5671908.SQ.FTS.B, Zero Cpn, 1/12/24 ... 3,423 3,268
5672060.SQ.FTS.B, Zero Cpn, 1/12/24 ... 906 828
5672062.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,557 1,396
5672096.SQ.FTS.B, Zero Cpn, 1/12/24 ... 18,389 17,740
5672382.SQ.FTS.B, Zero Cpn, 1/12/24 ... 747 726
5672406.SQ.FTS.B, Zero Cpn, 1/12/24 ... 8,564 8,253
5672563.SQ.FTS.B, Zero Cpn, 1/12/24 ... 7,785 7,548
5672657.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,974 1,222
5672677.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,070 1,049
5672716.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,426 2,627
5672785.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,396 1,291
5672846.SQ.FTS.B, Zero Cpn, 1/13/24 ... 5,986 5,719
5672982.SQ.FTS.B, Zero Cpn, 1/13/24 ... 268 257
5673019.SQ.FTS.B, Zero Cpn, 1/13/24 ... 31,337 30,189
5673599.SQ.FTS.B, Zero Cpn, 1/13/24 ... 9,180 8,817
5673792.SQ.FTS.B, Zero Cpn, 1/13/24 ... 9,657 8,372
5674055.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,924 3,819
5674315.SQ.FTS.B, Zero Cpn, 1/13/24 ... 25,876 24,728
5675248.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,471 1,385
5675284.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,653 1,511
5675503.SQ.FTS.B, Zero Cpn, 1/13/24 ... 13,061 12,380
5675814.SQ.FTS.B, Zero Cpn, 1/13/24 ... 9,802 9,565
5676023.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,716 1,319
5676063.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,820 2,712
5676096.SQ.FTS.B, Zero Cpn, 1/13/24 ... 797 659
5676104.SQ.FTS.B, Zero Cpn, 1/13/24 ... 39,025 37,356
5676582.SQ.FTS.B, Zero Cpn, 1/13/24 ... 24,993 24,071
5677005.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,329 3,120
5677043.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,720 2,605
5677145.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,717 2,471
5677211.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,251 2,171
5677277.SQ.FTS.B, Zero Cpn, 1/13/24 ... 4,489 4,316
5677357.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,034 2,904
5677400.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,269 1,228
5677457.SQ.FTS.B, Zero Cpn, 1/13/24 ... 4,172 2,655
5677506.SQ.FTS.B, Zero Cpn, 1/13/24 ... 12,846 11,805
5677712.SQ.FTS.B, Zero Cpn, 1/13/24 ... 7,327 7,002
5677890.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,906 3,751
5677979.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,915 2,848
5678063.SQ.FTS.B, Zero Cpn, 1/13/24 ... 301 270

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5678118.SQ.FTS.B, Zero Cpn, 1/13/24 ... $ 8,978 $ 8,513
5678289.SQ.FTS.B, Zero Cpn, 1/13/24 ... 15,715 15,397
5688947.SQ.FTS.B, Zero Cpn, 1/14/24 ... 5,869 5,709
5689040.SQ.FTS.B, Zero Cpn, 1/14/24 ... 514 490
5689054.SQ.FTS.B, Zero Cpn, 1/14/24 ... 4,309 3,856
5689085.SQ.FTS.B, Zero Cpn, 1/14/24 ... 6,373 6,172
5689201.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,369 2,852
5689219.SQ.FTS.B, Zero Cpn, 1/14/24 ... 2,306 2,238
5689238.SQ.FTS.B, Zero Cpn, 1/14/24 ... 5,001 4,826
5689301.SQ.FTS.B, Zero Cpn, 1/14/24 ... 4,941 4,753
5689483.SQ.FTS.B, Zero Cpn, 1/14/24 ... 18,855 18,072
5689977.SQ.FTS.B, Zero Cpn, 1/14/24 ... 5,627 5,402
5690159.SQ.FTS.B, Zero Cpn, 1/14/24 ... 11,766 11,377
5690544.SQ.FTS.B, Zero Cpn, 1/14/24 ... 5,171 4,873
5691145.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,183 1,147
5691491.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,667 1,485
5691656.SQ.FTS.B, Zero Cpn, 1/14/24 ... 5,476 5,285
5692101.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,084 1,022
5692156.SQ.FTS.B, Zero Cpn, 1/14/24 ... 10,009 9,546
5692567.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,872 1,814
5692677.SQ.FTS.B, Zero Cpn, 1/14/24 ... 9,687 9,321
5692948.SQ.FTS.B, Zero Cpn, 1/14/24 ... 11,940 8,931
5693198.SQ.FTS.B, Zero Cpn, 1/14/24 ... 18,802 18,296
5693815.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,177 1,103
5693867.SQ.FTS.B, Zero Cpn, 1/14/24 ... 8,393 8,111
5694081.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,027 2,783
5694167.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,669 3,599
5694315.SQ.FTS.B, Zero Cpn, 1/14/24 ... 7,305 6,926
5694392.SQ.FTS.B, Zero Cpn, 1/14/24 ... 32,824 31,182
5694752.SQ.FTS.B, Zero Cpn, 1/14/24 ... 82,344 74,867
5695515.SQ.FTS.B, Zero Cpn, 1/14/24 ... 5,387 3,695
5695538.SQ.FTS.B, Zero Cpn, 1/14/24 ... 672 658
5695567.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,463 3,222
5695625.SQ.FTS.B, Zero Cpn, 1/14/24 ... 9,445 8,684
5695763.SQ.FTS.B, Zero Cpn, 1/14/24 ... 5,910 5,401
5695840.SQ.FTS.B, Zero Cpn, 1/14/24 ... 8,122 6,757
5695899.SQ.FTS.B, Zero Cpn, 1/14/24 ... 829 793
5695917.SQ.FTS.B, Zero Cpn, 1/14/24 ... 10,772 10,334
5696063.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,443 1,318
5696106.SQ.FTS.B, Zero Cpn, 1/14/24 ... 2,136 2,059
5696138.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,675 1,635
5696224.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,186 3,939
5696296.SQ.FTS.B, Zero Cpn, 1/15/24 ... 5,352 5,138
5696356.SQ.FTS.B, Zero Cpn, 1/15/24 ... 43,397 41,423
5696984.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,737 1,675
5697084.SQ.FTS.B, Zero Cpn, 1/15/24 ... 14,383 13,577
5698518.SQ.FTS.B, Zero Cpn, 1/15/24 ... 6,252 5,873
5698787.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,827 3,666
5698837.SQ.FTS.B, Zero Cpn, 1/15/24 ... 9,479 7,680
5698962.SQ.FTS.B, Zero Cpn, 1/15/24 ... 907 877
5699015.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,965 1,858
5699047.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,209 2,131
5699120.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,508 1,474
5699258.SQ.FTS.B, Zero Cpn, 1/15/24 ... 737 725
5699424.SQ.FTS.B, Zero Cpn, 1/15/24 ... 7,202 6,283
5699542.SQ.FTS.B, Zero Cpn, 1/15/24 ... 893 862
5699676.SQ.FTS.B, Zero Cpn, 1/15/24 ... 18,050 17,511
5700003.SQ.FTS.B, Zero Cpn, 1/15/24 ... 5,915 5,416
Description
Principal
Amount Value
Block, Inc. (continued)
5700120.SQ.FTS.B, Zero Cpn, 1/15/24 ... $ 40,645 $ 39,235
5701011.SQ.FTS.B, Zero Cpn, 1/15/24 ... 473 337
5701023.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,347 3,266
5701089.SQ.FTS.B, Zero Cpn, 1/15/24 ... 25,742 24,991
5701466.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,555 2,462
5701494.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,317 1,248
5701510.SQ.FTS.B, Zero Cpn, 1/15/24 ... 452 390
5701526.SQ.FTS.B, Zero Cpn, 1/15/24 ... 19,986 18,622
5701712.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,183 3,820
5701826.SQ.FTS.B, Zero Cpn, 1/15/24 ... 17,962 17,088
5702064.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,948 2,824
5702108.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,836 2,569
5702276.SQ.FTS.B, Zero Cpn, 1/15/24 ... 6,880 6,725
5702370.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,502 2,401
5702389.SQ.FTS.B, Zero Cpn, 1/16/24 ... 6,007 5,711
5702449.SQ.FTS.B, Zero Cpn, 1/16/24 ... 511 459
5702451.SQ.FTS.B, Zero Cpn, 1/16/24 ... 5,078 4,276
5702497.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,074 2,003
5702512.SQ.FTS.B, Zero Cpn, 1/16/24 ... 3,294 3,177
5702533.SQ.FTS.B, Zero Cpn, 1/16/24 ... 5,914 5,724
5702573.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,594 2,515
5702622.SQ.FTS.B, Zero Cpn, 1/16/24 ... 13,107 12,398
5702710.SQ.FTS.B, Zero Cpn, 1/16/24 ... 654 598
5702715.SQ.FTS.B, Zero Cpn, 1/16/24 ... 358 351
5702724.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,569 2,462
5702759.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,177 2,120
5702795.SQ.FTS.B, Zero Cpn, 1/16/24 ... 8,148 7,330
5702856.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,056 1,449
5702869.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,020 989
5702883.SQ.FTS.B, Zero Cpn, 1/16/24 ... 21,295 20,347
5703087.SQ.FTS.B, Zero Cpn, 1/17/24 ... 13,879 13,381
5703208.SQ.FTS.B, Zero Cpn, 1/17/24 ... 3,695 3,574
5703263.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,731 1,640
5703279.SQ.FTS.B, Zero Cpn, 1/17/24 ... 21,580 20,331
5703449.SQ.FTS.B, Zero Cpn, 1/17/24 ... 8,378 8,073
5703547.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,442 1,065
5703564.SQ.FTS.B, Zero Cpn, 1/17/24 ... 9,613 9,255
5703677.SQ.FTS.B, Zero Cpn, 1/17/24 ... 6,528 6,374
5704111.SQ.FTS.B, Zero Cpn, 1/18/24 ... 7,970 7,648
5704491.SQ.FTS.B, Zero Cpn, 1/18/24 ... 5,241 5,072
5704871.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,730 2,581
5705154.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,448 1,340
5705331.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,951 1,787
5705458.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,909 1,850
5705977.SQ.FTS.B, Zero Cpn, 1/18/24 ... 12,275 11,925
5706520.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,788 1,598
5706586.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,602 2,433
5706689.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,922 3,576
5706863.SQ.FTS.B, Zero Cpn, 1/18/24 ... 22,662 21,618
5707349.SQ.FTS.B, Zero Cpn, 1/18/24 ... 12,729 12,332
5707577.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,976 3,705
5707656.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,736 1,652
5707682.SQ.FTS.B, Zero Cpn, 1/18/24 ... 651 631
5707725.SQ.FTS.B, Zero Cpn, 1/18/24 ... 330 323
5707738.SQ.FTS.B, Zero Cpn, 1/18/24 ... 5,854 5,611
5707870.SQ.FTS.B, Zero Cpn, 1/18/24 ... 13,369 12,418
5708156.SQ.FTS.B, Zero Cpn, 1/18/24 ... 28,486 27,415
5708970.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,142 1,090

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5709025.SQ.FTS.B, Zero Cpn, 1/18/24 ... $ 7,413 $ 7,141
5709255.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,179 2,050
5709287.SQ.FTS.B, Zero Cpn, 1/18/24 ... 360 348
5709306.SQ.FTS.B, Zero Cpn, 1/18/24 ... 12,226 11,783
5709472.SQ.FTS.B, Zero Cpn, 1/18/24 ... 4,141 4,016
5709586.SQ.FTS.B, Zero Cpn, 1/18/24 ... 9,375 9,021
5709748.SQ.FTS.B, Zero Cpn, 1/18/24 ... 12,245 11,790
5710067.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,059 1,975
5710105.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,609 1,573
5710153.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,928 1,725
5710162.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,051 2,977
5710290.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,793 2,686
5710324.SQ.FTS.B, Zero Cpn, 1/19/24 ... 10,177 9,639
5710556.SQ.FTS.B, Zero Cpn, 1/19/24 ... 21,965 20,713
5711035.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4,646 4,463
5711147.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,178 1,103
5711194.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,085 2,977
5711257.SQ.FTS.B, Zero Cpn, 1/19/24 ... 727 710
5711269.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4,711 4,393
5711361.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,691 1,154
5711380.SQ.FTS.B, Zero Cpn, 1/19/24 ... 8,809 8,436
5711450.SQ.FTS.B, Zero Cpn, 1/19/24 ... 9,062 8,489
5711956.SQ.FTS.B, Zero Cpn, 1/19/24 ... 10,739 10,351
5712532.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,803 1,765
5712629.SQ.FTS.B, Zero Cpn, 1/19/24 ... 7,150 6,732
5712879.SQ.FTS.B, Zero Cpn, 1/19/24 ... 23,437 22,461
5713347.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,217 1,795
5713355.SQ.FTS.B, Zero Cpn, 1/19/24 ... 6,181 5,832
5713451.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,791 1,741
5713473.SQ.FTS.B, Zero Cpn, 1/19/24 ... 833 778
5713485.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,584 1,536
5713547.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,547 3,406
5713619.SQ.FTS.B, Zero Cpn, 1/19/24 ... 8,562 8,256
5713722.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,943 3,629
5713763.SQ.FTS.B, Zero Cpn, 1/19/24 ... 6,216 6,043
5713916.SQ.FTS.B, Zero Cpn, 1/19/24 ... 15,000 14,510
5714543.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,690 3,551
5714621.SQ.FTS.B, Zero Cpn, 1/19/24 ... 28,147 25,072
5715081.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,503 1,471
5715111.SQ.FTS.B, Zero Cpn, 1/19/24 ... 552 540
5715122.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,199 2,114
5715144.SQ.FTS.B, Zero Cpn, 1/19/24 ... 776 752
5715210.SQ.FTS.B, Zero Cpn, 1/19/24 ... 6,630 6,398
5715285.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,533 1,448
5715299.SQ.FTS.B, Zero Cpn, 1/19/24 ... 635 614
5715310.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,101 1,003
5715327.SQ.FTS.B, Zero Cpn, 1/19/24 ... 8,067 7,522
5715452.SQ.FTS.B, Zero Cpn, 1/19/24 ... 374 361
5715479.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,623 1,508
5715524.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,194 2,096
5715552.SQ.FTS.B, Zero Cpn, 1/19/24 ... 7,410 7,101
5715747.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,875 2,669
5715777.SQ.FTS.B, Zero Cpn, 1/19/24 ... 291 279
5715788.SQ.FTS.B, Zero Cpn, 1/19/24 ... 843 812
5715810.SQ.FTS.B, Zero Cpn, 1/19/24 ... 13,184 12,621
5716047.SQ.FTS.B, Zero Cpn, 1/19/24 ... 11,882 11,487
5716127.SQ.FTS.B, Zero Cpn, 1/19/24 ... 5,693 5,508
5716182.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,074 932
Description
Principal
Amount Value
Block, Inc. (continued)
5716188.SQ.FTS.B, Zero Cpn, 1/19/24 ... $ 1,389 $ 1,348
5716208.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,216 3,042
5716243.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,583 2,507
5716367.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,347 1,299
5716391.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,992 5,641
5716472.SQ.FTS.B, Zero Cpn, 1/20/24 ... 7,064 6,734
5716599.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,762 5,424
5716690.SQ.FTS.B, Zero Cpn, 1/20/24 ... 3,968 3,310
5716775.SQ.FTS.B, Zero Cpn, 1/20/24 ... 4,790 4,600
5716838.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,548 5,095
5716932.SQ.FTS.B, Zero Cpn, 1/20/24 ... 18,718 18,231
5718548.SQ.FTS.B, Zero Cpn, 1/20/24 ... 4,467 4,303
5719100.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,379 1,353
5719197.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,724 2,639
5719299.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,465 1,347
5719317.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,910 1,853
5719339.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,798 2,682
5719379.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,352 1,275
5719399.SQ.FTS.B, Zero Cpn, 1/20/24 ... 51,613 48,817
5719882.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,106 4,674
5719922.SQ.FTS.B, Zero Cpn, 1/20/24 ... 9,140 8,632
5720090.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,127 2,077
5720094.SQ.FTS.B, Zero Cpn, 1/20/24 ... 12,552 11,727
5720163.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,282 5,053
5720195.SQ.FTS.B, Zero Cpn, 1/20/24 ... 437 317
5720196.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,715 1,041
5720202.SQ.FTS.B, Zero Cpn, 1/20/24 ... 3,658 3,518
5720240.SQ.FTS.B, Zero Cpn, 1/20/24 ... 6,965 6,701
5720363.SQ.FTS.B, Zero Cpn, 1/20/24 ... 47,365 44,272
5720832.SQ.FTS.B, Zero Cpn, 1/20/24 ... 12,257 11,939
5720995.SQ.FTS.B, Zero Cpn, 1/20/24 ... 773 717
5721008.SQ.FTS.B, Zero Cpn, 1/20/24 ... 4,690 3,960
5721051.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,938 1,875
5721083.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,412 1,380
5721143.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,650 1,583
5721170.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,863 5,601
5721214.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,491 1,441
5721222.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,436 1,089
5721245.SQ.FTS.B, Zero Cpn, 1/20/24 ... 8,257 7,959
5721335.SQ.FTS.B, Zero Cpn, 1/20/24 ... 711 626
5721363.SQ.FTS.B, Zero Cpn, 1/20/24 ... 56,926 54,397
5726430.SQ.FTS.B, Zero Cpn, 1/21/24 ... 13,211 12,687
5726589.SQ.FTS.B, Zero Cpn, 1/21/24 ... 4,303 4,049
5726619.SQ.FTS.B, Zero Cpn, 1/21/24 ... 25,526 18,791
5726779.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,670 3,571
5726825.SQ.FTS.B, Zero Cpn, 1/21/24 ... 4,089 3,750
5726854.SQ.FTS.B, Zero Cpn, 1/21/24 ... 18,298 14,910
5726983.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,239 2,984
5727061.SQ.FTS.B, Zero Cpn, 1/21/24 ... 10,621 10,147
5727317.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,726 1,677
5727387.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,006 1,939
5727466.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,349 2,265
5727685.SQ.FTS.B, Zero Cpn, 1/21/24 ... 7,002 6,772
5727972.SQ.FTS.B, Zero Cpn, 1/21/24 ... 5,084 4,924
5728093.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,906 1,745
5728331.SQ.FTS.B, Zero Cpn, 1/21/24 ... 115 112
5728357.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,656 2,572
5728438.SQ.FTS.B, Zero Cpn, 1/21/24 ... 14,825 14,288

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5728647.SQ.FTS.B, Zero Cpn, 1/21/24 ... $ 2,203 $ 2,128
5728678.SQ.FTS.B, Zero Cpn, 1/21/24 ... 5,840 4,672
5728722.SQ.FTS.B, Zero Cpn, 1/21/24 ... 5,857 5,696
5728974.SQ.FTS.B, Zero Cpn, 1/21/24 ... 42,446 29,323
5729353.SQ.FTS.B, Zero Cpn, 1/21/24 ... 12,514 9,599
5729412.SQ.FTS.B, Zero Cpn, 1/21/24 ... 659 534
5729426.SQ.FTS.B, Zero Cpn, 1/21/24 ... 8,936 8,732
5729549.SQ.FTS.B, Zero Cpn, 1/21/24 ... 10,923 10,460
5729697.SQ.FTS.B, Zero Cpn, 1/21/24 ... 7,047 6,826
5729869.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,641 1,587
5729883.SQ.FTS.B, Zero Cpn, 1/21/24 ... 23,417 22,538
5730149.SQ.FTS.B, Zero Cpn, 1/21/24 ... 133 130
5730163.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,153 1,049
5730177.SQ.FTS.B, Zero Cpn, 1/21/24 ... 4,250 3,602
5730218.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,727 2,636
5730235.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,499 2,369
5730254.SQ.FTS.B, Zero Cpn, 1/21/24 ... 36,960 26,284
5730442.SQ.FTS.B, Zero Cpn, 1/21/24 ... 9,524 8,726
5730586.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,498 2,431
5730609.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,006 974
5730646.SQ.FTS.B, Zero Cpn, 1/21/24 ... 16,476 15,994
5730781.SQ.FTS.B, Zero Cpn, 1/21/24 ... 13,576 12,985
5730939.SQ.FTS.B, Zero Cpn, 1/21/24 ... 8,061 7,846
5731026.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,010 1,942
5731062.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,253 1,199
5731084.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,318 2,235
5731128.SQ.FTS.B, Zero Cpn, 1/22/24 ... 817 776
5731156.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,792 4,561
5731218.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,614 2,133
5731259.SQ.FTS.B, Zero Cpn, 1/22/24 ... 729 705
5731269.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,670 1,615
5731276.SQ.FTS.B, Zero Cpn, 1/22/24 ... 683 594
5731285.SQ.FTS.B, Zero Cpn, 1/22/24 ... 749 726
5731304.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,892 3,696
5731393.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,895 3,725
5731478.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,793 3,671
5731561.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,803 4,416
5731645.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,375 2,026
5731673.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,080 1,019
5731706.SQ.FTS.B, Zero Cpn, 1/22/24 ... 14,216 13,672
5731937.SQ.FTS.B, Zero Cpn, 1/22/24 ... 34,153 31,209
5732280.SQ.FTS.B, Zero Cpn, 1/22/24 ... 9,025 8,504
5732373.SQ.FTS.B, Zero Cpn, 1/22/24 ... 8,554 8,252
5732481.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,023 966
5732514.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,114 3,940
5732552.SQ.FTS.B, Zero Cpn, 1/22/24 ... 10,819 9,961
5732627.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,039 973
5732633.SQ.FTS.B, Zero Cpn, 1/22/24 ... 671 647
5732636.SQ.FTS.B, Zero Cpn, 1/22/24 ... 866 829
5732648.SQ.FTS.B, Zero Cpn, 1/22/24 ... 34,701 33,064
5733218.SQ.FTS.B, Zero Cpn, 1/22/24 ... 8,324 8,019
5733263.SQ.FTS.B, Zero Cpn, 1/22/24 ... 5,595 5,397
5733327.SQ.FTS.B, Zero Cpn, 1/22/24 ... 38,226 36,828
5733698.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,017 995
5733707.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,275 3,121
5733741.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,746 1,700
5733782.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,651 2,183
5733802.SQ.FTS.B, Zero Cpn, 1/22/24 ... 15,632 14,797
Description
Principal
Amount Value
Block, Inc. (continued)
5733912.SQ.FTS.B, Zero Cpn, 1/22/24 ... $ 19,977 $ 16,402
5734003.SQ.FTS.B, Zero Cpn, 1/22/24 ... 7,705 7,367
5734047.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,460 3,355
5734069.SQ.FTS.B, Zero Cpn, 1/22/24 ... 10,216 6,919
5734143.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,884 1,842
5734174.SQ.FTS.B, Zero Cpn, 1/22/24 ... 416 391
5734181.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,549 3,445
5734224.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,550 2,235
5734238.SQ.FTS.B, Zero Cpn, 1/22/24 ... 767 682
5734242.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,313 2,181
5734296.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,387 3,283
5734330.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,421 2,238
5734375.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,412 1,341
5734473.SQ.FTS.B, Zero Cpn, 1/22/24 ... 6,922 6,533
5734617.SQ.FTS.B, Zero Cpn, 1/23/24 ... 22,046 20,163
5734815.SQ.FTS.B, Zero Cpn, 1/23/24 ... 1,968 1,881
5734838.SQ.FTS.B, Zero Cpn, 1/23/24 ... 1,008 982
5734857.SQ.FTS.B, Zero Cpn, 1/23/24 ... 7,382 7,093
5734945.SQ.FTS.B, Zero Cpn, 1/23/24 ... 2,924 2,763
5734988.SQ.FTS.B, Zero Cpn, 1/23/24 ... 5,108 4,808
5735050.SQ.FTS.B, Zero Cpn, 1/23/24 ... 3,992 3,870
5735100.SQ.FTS.B, Zero Cpn, 1/23/24 ... 5,817 5,599
5735162.SQ.FTS.B, Zero Cpn, 1/23/24 ... 6,997 6,396
5735235.SQ.FTS.B, Zero Cpn, 1/23/24 ... 3,372 3,259
5735284.SQ.FTS.B, Zero Cpn, 1/23/24 ... 8,773 7,987
5735523.SQ.FTS.B, Zero Cpn, 1/24/24 ... 6,901 6,663
5735770.SQ.FTS.B, Zero Cpn, 1/24/24 ... 1,655 1,593
5735785.SQ.FTS.B, Zero Cpn, 1/24/24 ... 3,308 3,033
5735817.SQ.FTS.B, Zero Cpn, 1/24/24 ... 744 662
5735826.SQ.FTS.B, Zero Cpn, 1/24/24 ... 2,939 2,827
5735856.SQ.FTS.B, Zero Cpn, 1/24/24 ... 785 766
5735880.SQ.FTS.B, Zero Cpn, 1/24/24 ... 3,275 3,095
5735928.SQ.FTS.B, Zero Cpn, 1/24/24 ... 2,907 2,785
5735998.SQ.FTS.B, Zero Cpn, 1/24/24 ... 9,854 9,055
5736371.SQ.FTS.B, Zero Cpn, 1/25/24 ... 4,940 4,468
5736513.SQ.FTS.B, Zero Cpn, 1/25/24 ... 1,957 1,907
5736622.SQ.FTS.B, Zero Cpn, 1/25/24 ... 464 449
5736640.SQ.FTS.B, Zero Cpn, 1/25/24 ... 4,022 3,887
5736783.SQ.FTS.B, Zero Cpn, 1/25/24 ... 263 241
5736796.SQ.FTS.B, Zero Cpn, 1/25/24 ... 2,689 2,537
5736990.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,680 3,560
5737077.SQ.FTS.B, Zero Cpn, 1/25/24 ... 1,810 1,624
5737100.SQ.FTS.B, Zero Cpn, 1/25/24 ... 26,434 24,815
5737494.SQ.FTS.B, Zero Cpn, 1/25/24 ... 21,324 20,479
5737885.SQ.FTS.B, Zero Cpn, 1/25/24 ... 12,034 11,646
5738077.SQ.FTS.B, Zero Cpn, 1/25/24 ... 24,020 22,850
5738297.SQ.FTS.B, Zero Cpn, 1/25/24 ... 5,037 4,759
5738362.SQ.FTS.B, Zero Cpn, 1/25/24 ... 4,953 4,704
5738410.SQ.FTS.B, Zero Cpn, 1/25/24 ... 575 562
5738459.SQ.FTS.B, Zero Cpn, 1/25/24 ... 16,639 16,246
5738787.SQ.FTS.B, Zero Cpn, 1/25/24 ... 1,072 1,046
5738824.SQ.FTS.B, Zero Cpn, 1/25/24 ... 30,638 28,569
5739318.SQ.FTS.B, Zero Cpn, 1/25/24 ... 15,988 15,192
5739486.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,090 2,774
5739551.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,075 2,812
5739710.SQ.FTS.B, Zero Cpn, 1/25/24 ... 2,202 2,070
5739820.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,786 1,639
5739856.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,169 1,080

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5739896.SQ.FTS.B, Zero Cpn, 1/26/24 ... $ 9,683 $ 9,409
5740034.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,433 2,349
5740154.SQ.FTS.B, Zero Cpn, 1/26/24 ... 290 283
5740155.SQ.FTS.B, Zero Cpn, 1/26/24 ... 571 547
5740188.SQ.FTS.B, Zero Cpn, 1/26/24 ... 823 798
5740227.SQ.FTS.B, Zero Cpn, 1/26/24 ... 4,067 3,882
5740249.SQ.FTS.B, Zero Cpn, 1/26/24 ... 423 349
5740257.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,672 1,593
5740278.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,268 3,140
5740316.SQ.FTS.B, Zero Cpn, 1/26/24 ... 143 140
5740327.SQ.FTS.B, Zero Cpn, 1/26/24 ... 6,857 6,547
5740467.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,238 946
5740473.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,348 1,247
5740508.SQ.FTS.B, Zero Cpn, 1/26/24 ... 6,685 6,472
5740714.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,125 2,033
5740777.SQ.FTS.B, Zero Cpn, 1/26/24 ... 5,005 4,828
5740980.SQ.FTS.B, Zero Cpn, 1/26/24 ... 16,965 15,875
5741173.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,534 1,390
5741182.SQ.FTS.B, Zero Cpn, 1/26/24 ... 546 487
5741185.SQ.FTS.B, Zero Cpn, 1/26/24 ... 22,431 21,393
5741407.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,594 2,497
5741417.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,259 1,221
5741480.SQ.FTS.B, Zero Cpn, 1/26/24 ... 946 772
5741483.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,118 999
5741493.SQ.FTS.B, Zero Cpn, 1/26/24 ... 7,053 6,676
5741550.SQ.FTS.B, Zero Cpn, 1/26/24 ... 905 884
5741580.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,987 1,865
5741655.SQ.FTS.B, Zero Cpn, 1/26/24 ... 22,688 21,813
5741860.SQ.FTS.B, Zero Cpn, 1/26/24 ... 614 354
5741866.SQ.FTS.B, Zero Cpn, 1/26/24 ... 6,755 6,384
5741942.SQ.FTS.B, Zero Cpn, 1/26/24 ... 9,270 7,928
5742027.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,070 898
5742046.SQ.FTS.B, Zero Cpn, 1/26/24 ... 7,416 7,047
5742127.SQ.FTS.B, Zero Cpn, 1/26/24 ... 4,054 3,857
5742155.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,566 1,499
5742186.SQ.FTS.B, Zero Cpn, 1/26/24 ... 6,982 6,660
5742238.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,806 2,714
5742291.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,635 1,596
5742317.SQ.FTS.B, Zero Cpn, 1/26/24 ... 7,443 7,147
5742342.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,575 1,528
5742349.SQ.FTS.B, Zero Cpn, 1/26/24 ... 213 205
5742351.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,928 2,819
5742377.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,315 3,203
5742408.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,861 1,778
5742412.SQ.FTS.B, Zero Cpn, 1/26/24 ... 4,041 3,898
5742447.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,469 3,281
5742481.SQ.FTS.B, Zero Cpn, 1/26/24 ... 23,903 22,622
5742630.SQ.FTS.B, Zero Cpn, 1/26/24 ... 666 647
5742638.SQ.FTS.B, Zero Cpn, 1/26/24 ... 25,048 23,811
5742832.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,469 3,368
5742916.SQ.FTS.B, Zero Cpn, 1/26/24 ... 18,979 18,081
5743075.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,420 3,323
5743102.SQ.FTS.B, Zero Cpn, 1/26/24 ... 855 807
5743110.SQ.FTS.B, Zero Cpn, 1/26/24 ... 7,463 7,293
5743234.SQ.FTS.B, Zero Cpn, 1/26/24 ... 18,162 15,944
5743305.SQ.FTS.B, Zero Cpn, 1/26/24 ... 456 426
5743308.SQ.FTS.B, Zero Cpn, 1/26/24 ... 6,217 5,924
5743336.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,686 1,591
Description
Principal
Amount Value
Block, Inc. (continued)
5743385.SQ.FTS.B, Zero Cpn, 1/27/24 ... $ 10,540 $ 9,980
5743649.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,043 1,969
5743692.SQ.FTS.B, Zero Cpn, 1/27/24 ... 6,260 5,432
5743770.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,409 3,277
5743818.SQ.FTS.B, Zero Cpn, 1/27/24 ... 7,257 7,038
5743896.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,798 1,609
5743913.SQ.FTS.B, Zero Cpn, 1/27/24 ... 14,974 10,320
5744013.SQ.FTS.B, Zero Cpn, 1/27/24 ... 22,744 21,900
5744484.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,164 2,022
5744519.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,285 4,852
5744591.SQ.FTS.B, Zero Cpn, 1/27/24 ... 841 810
5744601.SQ.FTS.B, Zero Cpn, 1/27/24 ... 8,956 8,015
5744679.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,020 4,304
5744738.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,050 862
5744749.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,852 4,562
5744840.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,496 2,290
5744870.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,225 4,048
5744910.SQ.FTS.B, Zero Cpn, 1/27/24 ... 895 877
5744940.SQ.FTS.B, Zero Cpn, 1/27/24 ... 9,804 8,459
5745015.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,044 2,923
5745047.SQ.FTS.B, Zero Cpn, 1/27/24 ... 873 856
5745071.SQ.FTS.B, Zero Cpn, 1/27/24 ... 26,700 25,438
5745248.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,160 1,981
5745267.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,573 2,476
5745285.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,502 3,345
5745337.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,040 978
5745349.SQ.FTS.B, Zero Cpn, 1/27/24 ... 9,114 8,710
5745394.SQ.FTS.B, Zero Cpn, 1/27/24 ... 14,971 13,865
5745496.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,262 1,103
5745513.SQ.FTS.B, Zero Cpn, 1/27/24 ... 506 469
5745525.SQ.FTS.B, Zero Cpn, 1/27/24 ... 13,821 12,867
5745666.SQ.FTS.B, Zero Cpn, 1/27/24 ... 63,705 61,341
5746233.SQ.FTS.B, Zero Cpn, 1/27/24 ... 18,800 18,286
5746396.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,538 5,171
5746452.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,502 1,478
5746593.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,898 3,654
5746616.SQ.FTS.B, Zero Cpn, 1/27/24 ... 728 679
5746634.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,102 942
5746640.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,476 2,376
5746664.SQ.FTS.B, Zero Cpn, 1/27/24 ... 6,715 6,517
5746705.SQ.FTS.B, Zero Cpn, 1/27/24 ... 851 811
5746716.SQ.FTS.B, Zero Cpn, 1/27/24 ... 9,264 8,843
5746766.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,545 1,446
5746773.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,377 4,199
5746777.SQ.FTS.B, Zero Cpn, 1/27/24 ... 15,640 14,061
5748936.SQ.FTS.B, Zero Cpn, 1/28/24 ... 845 816
5748958.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,498 5,362
5748981.SQ.FTS.B, Zero Cpn, 1/28/24 ... 33,000 31,791
5749216.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,303 1,013
5749218.SQ.FTS.B, Zero Cpn, 1/28/24 ... 4,470 3,477
5749237.SQ.FTS.B, Zero Cpn, 1/28/24 ... 7,036 6,652
5749308.SQ.FTS.B, Zero Cpn, 1/28/24 ... 985 889
5749311.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,313 3,161
5749352.SQ.FTS.B, Zero Cpn, 1/28/24 ... 15,309 13,118
5749509.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,446 2,150
5749537.SQ.FTS.B, Zero Cpn, 1/28/24 ... 15,153 14,280
5750087.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,927 1,869
5750120.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,851 3,702

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5750217.SQ.FTS.B, Zero Cpn, 1/28/24 ... $ 9,483 $ 9,077
5750336.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,114 2,911
5750409.SQ.FTS.B, Zero Cpn, 1/28/24 ... 6,509 6,200
5750491.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,887 1,832
5750560.SQ.FTS.B, Zero Cpn, 1/28/24 ... 128 124
5750577.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,361 3,253
5750690.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,701 2,421
5750976.SQ.FTS.B, Zero Cpn, 1/28/24 ... 10,420 9,817
5751096.SQ.FTS.B, Zero Cpn, 1/28/24 ... 10,156 9,725
5751239.SQ.FTS.B, Zero Cpn, 1/28/24 ... 8,229 7,976
5751375.SQ.FTS.B, Zero Cpn, 1/28/24 ... 14,300 13,778
5751616.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,320 3,227
5751668.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,291 3,112
5751715.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,616 2,498
5751735.SQ.FTS.B, Zero Cpn, 1/28/24 ... 939 913
5751758.SQ.FTS.B, Zero Cpn, 1/28/24 ... 4,603 4,330
5751773.SQ.FTS.B, Zero Cpn, 1/28/24 ... 467 458
5751786.SQ.FTS.B, Zero Cpn, 1/28/24 ... 4,169 3,961
5751849.SQ.FTS.B, Zero Cpn, 1/28/24 ... 314 301
5751852.SQ.FTS.B, Zero Cpn, 1/28/24 ... 15,311 14,466
5752143.SQ.FTS.B, Zero Cpn, 1/28/24 ... 11,445 10,965
5752274.SQ.FTS.B, Zero Cpn, 1/28/24 ... 11,124 10,424
5752900.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,287 1,202
5752930.SQ.FTS.B, Zero Cpn, 1/29/24 ... 24,426 22,844
5753202.SQ.FTS.B, Zero Cpn, 1/29/24 ... 45,470 43,203
5753758.SQ.FTS.B, Zero Cpn, 1/29/24 ... 497 471
5753803.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,158 1,119
5753846.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,040 1,747
5753879.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,335 1,293
5753929.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,005 1,850
5753975.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,166 1,735
5754018.SQ.FTS.B, Zero Cpn, 1/29/24 ... 11,619 11,109
5754269.SQ.FTS.B, Zero Cpn, 1/29/24 ... 6,519 6,179
5754403.SQ.FTS.B, Zero Cpn, 1/29/24 ... 495 474
5754429.SQ.FTS.B, Zero Cpn, 1/29/24 ... 4,367 3,420
5754471.SQ.FTS.B, Zero Cpn, 1/29/24 ... 468 444
5754492.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,275 2,221
5754535.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,788 3,644
5754617.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,957 3,765
5754713.SQ.FTS.B, Zero Cpn, 1/29/24 ... 25,161 23,198
5755105.SQ.FTS.B, Zero Cpn, 1/29/24 ... 9,340 7,435
5755202.SQ.FTS.B, Zero Cpn, 1/29/24 ... 38,513 37,221
5755658.SQ.FTS.B, Zero Cpn, 1/29/24 ... 4,703 4,568
5755721.SQ.FTS.B, Zero Cpn, 1/29/24 ... 15,093 14,376
5755873.SQ.FTS.B, Zero Cpn, 1/29/24 ... 9,431 8,881
5755980.SQ.FTS.B, Zero Cpn, 1/29/24 ... 12,728 12,049
5756156.SQ.FTS.B, Zero Cpn, 1/29/24 ... 10,028 9,160
5756219.SQ.FTS.B, Zero Cpn, 1/29/24 ... 15,758 15,202
5756354.SQ.FTS.B, Zero Cpn, 1/29/24 ... 4,500 4,330
5756391.SQ.FTS.B, Zero Cpn, 1/29/24 ... 5,956 5,583
5756490.SQ.FTS.B, Zero Cpn, 1/29/24 ... 28,616 22,645
5756633.SQ.FTS.B, Zero Cpn, 1/29/24 ... 8,719 8,183
5756660.SQ.FTS.B, Zero Cpn, 1/30/24 ... 20,713 18,562
5756841.SQ.FTS.B, Zero Cpn, 1/30/24 ... 8,172 7,723
5756948.SQ.FTS.B, Zero Cpn, 1/30/24 ... 10,128 9,744
5757099.SQ.FTS.B, Zero Cpn, 1/30/24 ... 1,587 1,508
5757114.SQ.FTS.B, Zero Cpn, 1/30/24 ... 8,539 8,145
5757248.SQ.FTS.B, Zero Cpn, 1/30/24 ... 841 811
Description
Principal
Amount Value
Block, Inc. (continued)
5757260.SQ.FTS.B, Zero Cpn, 1/30/24 ... $ 2,262 $ 2,028
5757294.SQ.FTS.B, Zero Cpn, 1/30/24 ... 5,940 5,669
5757364.SQ.FTS.B, Zero Cpn, 1/30/24 ... 2,262 2,171
5757410.SQ.FTS.B, Zero Cpn, 1/30/24 ... 2,196 2,095
5757446.SQ.FTS.B, Zero Cpn, 1/30/24 ... 20,290 19,341
5757695.SQ.FTS.B, Zero Cpn, 1/31/24 ... 2,365 2,251
5757728.SQ.FTS.B, Zero Cpn, 1/31/24 ... 14,735 14,229
5758066.SQ.FTS.B, Zero Cpn, 1/31/24 ... 2,127 2,034
5758103.SQ.FTS.B, Zero Cpn, 1/31/24 ... 2,174 2,086
5758137.SQ.FTS.B, Zero Cpn, 1/31/24 ... 5,111 4,866
5758183.SQ.FTS.B, Zero Cpn, 1/31/24 ... 4,089 3,920
5758227.SQ.FTS.B, Zero Cpn, 1/31/24 ... 3,314 3,182
5758278.SQ.FTS.B, Zero Cpn, 1/31/24 ... 19,494 18,306
5758966.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,615 1,462
5759018.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,501 5,248
5759467.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,114 1,991
5759517.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,367 1,297
5759614.SQ.FTS.B, Zero Cpn, 2/01/24 ... 21,911 21,027
5760211.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,431 2,257
5760268.SQ.FTS.B, Zero Cpn, 2/01/24 ... 10,452 10,031
5760438.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,199 1,150
5760462.SQ.FTS.B, Zero Cpn, 2/01/24 ... 634 580
5760499.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,951 1,812
5760508.SQ.FTS.B, Zero Cpn, 2/01/24 ... 3,327 3,193
5760582.SQ.FTS.B, Zero Cpn, 2/01/24 ... 954 906
5760587.SQ.FTS.B, Zero Cpn, 2/01/24 ... 45,355 43,529
5761598.SQ.FTS.B, Zero Cpn, 2/01/24 ... 6,242 5,989
5761813.SQ.FTS.B, Zero Cpn, 2/01/24 ... 7,573 7,114
5761954.SQ.FTS.B, Zero Cpn, 2/01/24 ... 4,695 4,428
5762073.SQ.FTS.B, Zero Cpn, 2/01/24 ... 16,314 15,653
5762439.SQ.FTS.B, Zero Cpn, 2/01/24 ... 8,780 8,425
5762538.SQ.FTS.B, Zero Cpn, 2/02/24 ... 4,674 4,450
5762614.SQ.FTS.B, Zero Cpn, 2/02/24 ... 6,945 6,663
5762716.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,134 3,010
5762803.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,508 1,464
5762862.SQ.FTS.B, Zero Cpn, 2/02/24 ... 8,725 8,268
5762975.SQ.FTS.B, Zero Cpn, 2/02/24 ... 5,448 5,228
5763070.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,187 2,083
5763095.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,956 1,878
5763109.SQ.FTS.B, Zero Cpn, 2/02/24 ... 4,249 4,037
5763347.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,672 2,543
5763417.SQ.FTS.B, Zero Cpn, 2/02/24 ... 9,251 8,633
5763612.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,716 2,377
5763640.SQ.FTS.B, Zero Cpn, 2/02/24 ... 4,205 3,904
5763690.SQ.FTS.B, Zero Cpn, 2/02/24 ... 191 184
5763695.SQ.FTS.B, Zero Cpn, 2/02/24 ... 7,371 7,072
5763782.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,982 1,894
5763815.SQ.FTS.B, Zero Cpn, 2/02/24 ... 9,428 8,857
5763928.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,356 2,204
5763952.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,660 2,552
5764075.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,044 1,961
5764103.SQ.FTS.B, Zero Cpn, 2/02/24 ... 4,673 4,479
5764142.SQ.FTS.B, Zero Cpn, 2/02/24 ... 538 424
5764145.SQ.FTS.B, Zero Cpn, 2/02/24 ... 24,900 23,012
5764336.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,551 2,410
5764364.SQ.FTS.B, Zero Cpn, 2/02/24 ... 39,602 37,990
5764862.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,339 1,211
5764892.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,617 3,329

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5764966.SQ.FTS.B, Zero Cpn, 2/02/24 ... $ 3,944 $ 3,616
5765010.SQ.FTS.B, Zero Cpn, 2/02/24 ... 39,109 37,311
5765401.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,906 3,747
5765446.SQ.FTS.B, Zero Cpn, 2/02/24 ... 21,476 17,135
5765574.SQ.FTS.B, Zero Cpn, 2/02/24 ... 11,762 10,772
5765654.SQ.FTS.B, Zero Cpn, 2/02/24 ... 14,357 13,297
5765753.SQ.FTS.B, Zero Cpn, 2/02/24 ... 608 585
5765767.SQ.FTS.B, Zero Cpn, 2/02/24 ... 4,561 3,761
5765819.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,078 2,007
5765880.SQ.FTS.B, Zero Cpn, 2/02/24 ... 9,522 9,011
5765974.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,295 1,237
5765983.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,930 2,785
5765992.SQ.FTS.B, Zero Cpn, 2/02/24 ... 16,098 15,496
5766186.SQ.FTS.B, Zero Cpn, 2/03/24 ... 4,404 4,237
5766260.SQ.FTS.B, Zero Cpn, 2/03/24 ... 11,988 11,452
5766397.SQ.FTS.B, Zero Cpn, 2/03/24 ... 5,077 4,835
5766431.SQ.FTS.B, Zero Cpn, 2/03/24 ... 38,360 36,793
5766846.SQ.FTS.B, Zero Cpn, 2/03/24 ... 6,962 6,678
5766943.SQ.FTS.B, Zero Cpn, 2/03/24 ... 683 652
5767163.SQ.FTS.B, Zero Cpn, 2/03/24 ... 12,885 11,940
5767412.SQ.FTS.B, Zero Cpn, 2/03/24 ... 299 282
5767414.SQ.FTS.B, Zero Cpn, 2/03/24 ... 5,129 4,919
5767523.SQ.FTS.B, Zero Cpn, 2/03/24 ... 33,511 31,311
5767904.SQ.FTS.B, Zero Cpn, 2/03/24 ... 865 760
5767906.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,108 1,692
5767917.SQ.FTS.B, Zero Cpn, 2/03/24 ... 3,570 3,410
5767979.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,624 1,653
5768045.SQ.FTS.B, Zero Cpn, 2/03/24 ... 24,661 23,680
5768397.SQ.FTS.B, Zero Cpn, 2/03/24 ... 16,162 15,239
5768521.SQ.FTS.B, Zero Cpn, 2/03/24 ... 45,586 43,738
5769114.SQ.FTS.B, Zero Cpn, 2/03/24 ... 3,740 3,618
5769193.SQ.FTS.B, Zero Cpn, 2/03/24 ... 17,834 17,108
5769375.SQ.FTS.B, Zero Cpn, 2/03/24 ... 3,395 3,152
5769432.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,430 2,322
5769472.SQ.FTS.B, Zero Cpn, 2/03/24 ... 328 317
5769477.SQ.FTS.B, Zero Cpn, 2/03/24 ... 617 595
5769478.SQ.FTS.B, Zero Cpn, 2/03/24 ... 440 417
5769480.SQ.FTS.B, Zero Cpn, 2/03/24 ... 13,525 11,681
5769583.SQ.FTS.B, Zero Cpn, 2/03/24 ... 22,164 21,102
5769692.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,312 1,248
5769699.SQ.FTS.B, Zero Cpn, 2/03/24 ... 10,930 10,483
5769756.SQ.FTS.B, Zero Cpn, 2/03/24 ... 990 930
5769765.SQ.FTS.B, Zero Cpn, 2/03/24 ... 3,144 2,984
5771873.SQ.FTS.B, Zero Cpn, 2/04/24 ... 35,139 33,755
5772258.SQ.FTS.B, Zero Cpn, 2/04/24 ... 7,404 7,099
5772412.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,218 1,163
5772431.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,800 2,685
5772507.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,433 1,376
5772525.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,070 3,836
5772616.SQ.FTS.B, Zero Cpn, 2/04/24 ... 10,846 10,062
5772765.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,301 1,256
5772798.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,067 3,902
5772853.SQ.FTS.B, Zero Cpn, 2/04/24 ... 5,299 5,060
5772937.SQ.FTS.B, Zero Cpn, 2/04/24 ... 6,665 6,352
5773022.SQ.FTS.B, Zero Cpn, 2/04/24 ... 7,609 7,147
5773099.SQ.FTS.B, Zero Cpn, 2/04/24 ... 73,565 70,359
5774119.SQ.FTS.B, Zero Cpn, 2/04/24 ... 8,735 8,375
5774268.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,793 1,626
Description
Principal
Amount Value
Block, Inc. (continued)
5774283.SQ.FTS.B, Zero Cpn, 2/04/24 ... $ 3,257 $ 2,957
5774314.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,982 3,818
5774369.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,336 3,782
5774390.SQ.FTS.B, Zero Cpn, 2/04/24 ... 5,173 4,960
5774437.SQ.FTS.B, Zero Cpn, 2/04/24 ... 9,567 9,174
5774517.SQ.FTS.B, Zero Cpn, 2/04/24 ... 8,858 8,517
5774613.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,721 2,535
5774638.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,298 2,168
5774654.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,576 2,382
5774683.SQ.FTS.B, Zero Cpn, 2/04/24 ... 31,067 29,618
5774959.SQ.FTS.B, Zero Cpn, 2/04/24 ... 754 726
5774965.SQ.FTS.B, Zero Cpn, 2/04/24 ... 13,184 12,568
5775142.SQ.FTS.B, Zero Cpn, 2/04/24 ... 7,969 7,610
5775206.SQ.FTS.B, Zero Cpn, 2/04/24 ... 846 809
5775213.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,449 3,275
5775228.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,398 2,226
5775249.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,588 3,425
5775285.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,066 1,982
5775291.SQ.FTS.B, Zero Cpn, 2/04/24 ... 8,921 8,491
5775412.SQ.FTS.B, Zero Cpn, 2/04/24 ... 21,270 20,270
5775495.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,027 946
5775510.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,928 1,636
5775538.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,251 3,070
5775574.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,287 3,156
5775630.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,364 3,444
5775650.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,158 3,039
5775693.SQ.FTS.B, Zero Cpn, 2/05/24 ... 6,001 5,753
5775756.SQ.FTS.B, Zero Cpn, 2/05/24 ... 12,366 11,576
5775891.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,141 1,072
5775904.SQ.FTS.B, Zero Cpn, 2/05/24 ... 6,130 5,840
5776004.SQ.FTS.B, Zero Cpn, 2/05/24 ... 5,569 5,340
5776152.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,787 1,624
5776176.SQ.FTS.B, Zero Cpn, 2/05/24 ... 841 802
5776207.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,709 3,443
5776285.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,893 4,482
5776369.SQ.FTS.B, Zero Cpn, 2/05/24 ... 989 644
5776421.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,456 3,786
5776489.SQ.FTS.B, Zero Cpn, 2/05/24 ... 15,261 13,442
5776804.SQ.FTS.B, Zero Cpn, 2/05/24 ... 13,214 12,500
5776957.SQ.FTS.B, Zero Cpn, 2/05/24 ... 961 868
5776973.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,507 4,336
5777129.SQ.FTS.B, Zero Cpn, 2/05/24 ... 50,993 48,889
5777653.SQ.FTS.B, Zero Cpn, 2/05/24 ... 14,726 14,013
5777789.SQ.FTS.B, Zero Cpn, 2/05/24 ... 5,426 4,927
5777849.SQ.FTS.B, Zero Cpn, 2/05/24 ... 6,033 5,481
5777935.SQ.FTS.B, Zero Cpn, 2/05/24 ... 51,027 48,428
5778353.SQ.FTS.B, Zero Cpn, 2/05/24 ... 15,830 15,147
5778605.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,305 1,232
5778637.SQ.FTS.B, Zero Cpn, 2/05/24 ... 745 651
5778661.SQ.FTS.B, Zero Cpn, 2/05/24 ... 919 791
5778679.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,741 4,547
5778754.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,274 1,198
5778756.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,795 3,508
5778833.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,443 1,397
5778865.SQ.FTS.B, Zero Cpn, 2/05/24 ... 5,915 5,199
5778927.SQ.FTS.B, Zero Cpn, 2/05/24 ... 10,118 9,734
5779093.SQ.FTS.B, Zero Cpn, 2/05/24 ... 24,426 22,674
5779209.SQ.FTS.B, Zero Cpn, 2/06/24 ... 922 882

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5779222.SQ.FTS.B, Zero Cpn, 2/06/24 ... $ 4,746 $ 4,174
5779321.SQ.FTS.B, Zero Cpn, 2/06/24 ... 5,876 5,540
5779368.SQ.FTS.B, Zero Cpn, 2/06/24 ... 5,131 4,881
5779407.SQ.FTS.B, Zero Cpn, 2/06/24 ... 15,108 14,438
5779535.SQ.FTS.B, Zero Cpn, 2/06/24 ... 1,502 1,386
5779553.SQ.FTS.B, Zero Cpn, 2/06/24 ... 2,845 2,632
5779593.SQ.FTS.B, Zero Cpn, 2/06/24 ... 12,354 11,641
5779703.SQ.FTS.B, Zero Cpn, 2/06/24 ... 4,065 3,868
5779744.SQ.FTS.B, Zero Cpn, 2/06/24 ... 9,393 8,937
5779830.SQ.FTS.B, Zero Cpn, 2/06/24 ... 3,378 3,135
5779867.SQ.FTS.B, Zero Cpn, 2/06/24 ... 951 880
5779880.SQ.FTS.B, Zero Cpn, 2/06/24 ... 162 155
5779882.SQ.FTS.B, Zero Cpn, 2/06/24 ... 4,241 4,066
5779941.SQ.FTS.B, Zero Cpn, 2/06/24 ... 2,666 2,548
5779967.SQ.FTS.B, Zero Cpn, 2/06/24 ... 2,618 1,987
5779981.SQ.FTS.B, Zero Cpn, 2/06/24 ... 3,923 3,350
5780101.SQ.FTS.B, Zero Cpn, 2/07/24 ... 773 727
5780128.SQ.FTS.B, Zero Cpn, 2/07/24 ... 5,546 5,214
5780197.SQ.FTS.B, Zero Cpn, 2/07/24 ... 2,229 2,135
5780232.SQ.FTS.B, Zero Cpn, 2/07/24 ... 1,182 1,112
5780239.SQ.FTS.B, Zero Cpn, 2/07/24 ... 9,660 9,090
5780321.SQ.FTS.B, Zero Cpn, 2/07/24 ... 20,246 19,213
5780521.SQ.FTS.B, Zero Cpn, 2/07/24 ... 4,908 4,680
5780587.SQ.FTS.B, Zero Cpn, 2/07/24 ... 1,627 1,540
5780609.SQ.FTS.B, Zero Cpn, 2/07/24 ... 1,030 993
5780627.SQ.FTS.B, Zero Cpn, 2/07/24 ... 5,883 5,657
5780669.SQ.FTS.B, Zero Cpn, 2/07/24 ... 4,175 4,002
5780705.SQ.FTS.B, Zero Cpn, 2/07/24 ... 945 896
5780721.SQ.FTS.B, Zero Cpn, 2/07/24 ... 3,235 3,055
5780756.SQ.FTS.B, Zero Cpn, 2/07/24 ... 1,039 999
5780817.SQ.FTS.B, Zero Cpn, 2/07/24 ... 6,559 6,288
5781091.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,826 2,718
5781203.SQ.FTS.B, Zero Cpn, 2/08/24 ... 11,107 10,538
5781428.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,420 1,355
5781476.SQ.FTS.B, Zero Cpn, 2/08/24 ... 708 653
5781506.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,107 4,727
5781649.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,283 1,072
5781719.SQ.FTS.B, Zero Cpn, 2/08/24 ... 3,943 3,782
5781863.SQ.FTS.B, Zero Cpn, 2/08/24 ... 3,984 3,783
5781947.SQ.FTS.B, Zero Cpn, 2/08/24 ... 4,399 4,078
5782040.SQ.FTS.B, Zero Cpn, 2/08/24 ... 9,287 8,789
5782195.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,311 1,269
5782216.SQ.FTS.B, Zero Cpn, 2/08/24 ... 8,110 7,786
5782354.SQ.FTS.B, Zero Cpn, 2/08/24 ... 8,437 5,782
5782452.SQ.FTS.B, Zero Cpn, 2/08/24 ... 10,776 10,317
5783251.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,197 1,940
5783278.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,540 1,488
5783325.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,868 1,636
5783365.SQ.FTS.B, Zero Cpn, 2/08/24 ... 75,589 63,012
5784577.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,627 1,419
5784689.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,275 2,125
5784781.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,243 3,071
5784833.SQ.FTS.B, Zero Cpn, 2/09/24 ... 4,478 4,295
5784888.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,880 3,560
5785065.SQ.FTS.B, Zero Cpn, 2/09/24 ... 5,226 4,995
5785232.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,751 2,637
5785317.SQ.FTS.B, Zero Cpn, 2/09/24 ... 509 487
5785350.SQ.FTS.B, Zero Cpn, 2/09/24 ... 6,382 6,075
Description
Principal
Amount Value
Block, Inc. (continued)
5785536.SQ.FTS.B, Zero Cpn, 2/09/24 ... $ 21,645 $ 20,553
5786417.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,033 981
5786439.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,267 2,175
5786518.SQ.FTS.B, Zero Cpn, 2/09/24 ... 12,513 11,995
5786888.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,238 1,149
5786928.SQ.FTS.B, Zero Cpn, 2/09/24 ... 12,122 11,618
5787111.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,620 2,465
5787160.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,464 2,370
5787182.SQ.FTS.B, Zero Cpn, 2/09/24 ... 43,050 36,756
5787538.SQ.FTS.B, Zero Cpn, 2/09/24 ... 41,092 38,976
5788079.SQ.FTS.B, Zero Cpn, 2/09/24 ... 238 230
5788126.SQ.FTS.B, Zero Cpn, 2/09/24 ... 4,095 3,903
5788233.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,852 1,780
5788452.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,551 3,413
5788492.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,421 1,357
5788515.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,422 1,355
5788553.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,396 1,313
5788569.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,230 2,991
5788727.SQ.FTS.B, Zero Cpn, 2/09/24 ... 4,274 4,056
5788790.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,650 2,515
5788801.SQ.FTS.B, Zero Cpn, 2/09/24 ... 852 817
5788805.SQ.FTS.B, Zero Cpn, 2/09/24 ... 51,878 49,419
5789379.SQ.FTS.B, Zero Cpn, 2/09/24 ... 18,265 13,975
5789469.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,284 1,190
5789475.SQ.FTS.B, Zero Cpn, 2/09/24 ... 38,125 35,936
5790088.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,610 1,520
5790172.SQ.FTS.B, Zero Cpn, 2/10/24 ... 19,413 18,653
5790345.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,187 1,968
5790464.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,310 1,254
5790500.SQ.FTS.B, Zero Cpn, 2/10/24 ... 4,968 4,762
5790649.SQ.FTS.B, Zero Cpn, 2/10/24 ... 3,097 2,929
5790782.SQ.FTS.B, Zero Cpn, 2/10/24 ... 3,007 2,859
5790869.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,062 1,025
5790929.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,093 1,954
5790969.SQ.FTS.B, Zero Cpn, 2/10/24 ... 772 736
5791040.SQ.FTS.B, Zero Cpn, 2/10/24 ... 18,390 17,414
5791617.SQ.FTS.B, Zero Cpn, 2/10/24 ... 7,632 7,208
5791803.SQ.FTS.B, Zero Cpn, 2/10/24 ... 9,924 9,192
5793078.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,942 1,824
5793198.SQ.FTS.B, Zero Cpn, 2/10/24 ... 14,656 13,932
5793504.SQ.FTS.B, Zero Cpn, 2/10/24 ... 7,281 6,979
5793693.SQ.FTS.B, Zero Cpn, 2/10/24 ... 4,438 4,224
5793868.SQ.FTS.B, Zero Cpn, 2/10/24 ... 22,726 21,779
5794308.SQ.FTS.B, Zero Cpn, 2/10/24 ... 12,301 11,580
5795085.SQ.FTS.B, Zero Cpn, 2/10/24 ... 5,678 5,334
5795164.SQ.FTS.B, Zero Cpn, 2/10/24 ... 11,640 11,183
5795334.SQ.FTS.B, Zero Cpn, 2/10/24 ... 8,306 7,609
5795481.SQ.FTS.B, Zero Cpn, 2/10/24 ... 5,825 5,528
5795641.SQ.FTS.B, Zero Cpn, 2/10/24 ... 795 758
5795685.SQ.FTS.B, Zero Cpn, 2/10/24 ... 6,206 5,684
5795817.SQ.FTS.B, Zero Cpn, 2/10/24 ... 8,422 7,838
5795998.SQ.FTS.B, Zero Cpn, 2/10/24 ... 875 843
5796139.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,565 1,444
5796169.SQ.FTS.B, Zero Cpn, 2/10/24 ... 5,308 5,063
5796253.SQ.FTS.B, Zero Cpn, 2/10/24 ... 3,459 3,208
5796289.SQ.FTS.B, Zero Cpn, 2/10/24 ... 17,071 16,204
5796435.SQ.FTS.B, Zero Cpn, 2/10/24 ... 706 681
5796436.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,064 1,025

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5796507.SQ.FTS.B, Zero Cpn, 2/10/24 ... $ 809 $ 778
5796518.SQ.FTS.B, Zero Cpn, 2/10/24 ... 12,684 12,148
5796562.SQ.FTS.B, Zero Cpn, 2/10/24 ... 9,303 8,348
5796633.SQ.FTS.B, Zero Cpn, 2/10/24 ... 3,021 2,053
5796654.SQ.FTS.B, Zero Cpn, 2/10/24 ... 30,450 28,235
5796931.SQ.FTS.B, Zero Cpn, 2/10/24 ... 13,116 12,143
5797008.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,975 1,911
5797143.SQ.FTS.B, Zero Cpn, 2/10/24 ... 4,553 4,364
5801833.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,743 1,598
5801855.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,693 5,416
5801964.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,411 3,251
5802042.SQ.FTS.B, Zero Cpn, 2/11/24 ... 49,738 41,368
5802631.SQ.FTS.B, Zero Cpn, 2/11/24 ... 12,563 11,919
5803222.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,320 2,189
5803272.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,954 3,750
5803352.SQ.FTS.B, Zero Cpn, 2/11/24 ... 398 384
5803379.SQ.FTS.B, Zero Cpn, 2/11/24 ... 8,674 8,172
5803622.SQ.FTS.B, Zero Cpn, 2/11/24 ... 12,382 9,887
5803835.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,283 2,094
5803882.SQ.FTS.B, Zero Cpn, 2/11/24 ... 7,417 7,067
5803981.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,233 1,178
5804009.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,804 3,662
5804230.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,567 1,438
5804251.SQ.FTS.B, Zero Cpn, 2/11/24 ... 13,480 12,592
5804549.SQ.FTS.B, Zero Cpn, 2/11/24 ... 12,545 11,954
5804793.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,888 1,780
5804824.SQ.FTS.B, Zero Cpn, 2/11/24 ... 30,488 29,081
5805160.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,493 3,321
5805200.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,613 1,416
5805212.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,290 1,241
5805224.SQ.FTS.B, Zero Cpn, 2/11/24 ... 8,469 7,073
5805318.SQ.FTS.B, Zero Cpn, 2/11/24 ... 607 507
5805328.SQ.FTS.B, Zero Cpn, 2/11/24 ... 899 790
5805369.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,188 1,519
5805398.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,546 4,354
5805441.SQ.FTS.B, Zero Cpn, 2/11/24 ... 877 732
5805490.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,123 1,066
5805514.SQ.FTS.B, Zero Cpn, 2/11/24 ... 30,601 28,362
5805915.SQ.FTS.B, Zero Cpn, 2/11/24 ... 6,362 6,114
5806015.SQ.FTS.B, Zero Cpn, 2/11/24 ... 36,971 35,325
5806428.SQ.FTS.B, Zero Cpn, 2/11/24 ... 10,038 8,584
5806521.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,678 2,547
5806556.SQ.FTS.B, Zero Cpn, 2/11/24 ... 14,277 13,652
5806719.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,246 2,171
5806786.SQ.FTS.B, Zero Cpn, 2/11/24 ... 9,029 8,645
5806835.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,647 3,494
5806864.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,980 1,902
5806888.SQ.FTS.B, Zero Cpn, 2/11/24 ... 14,816 14,193
5807061.SQ.FTS.B, Zero Cpn, 2/12/24 ... 36,692 35,159
5807322.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,368 1,274
5807356.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,045 1,963
5807394.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,239 1,181
5807478.SQ.FTS.B, Zero Cpn, 2/12/24 ... 15,323 14,536
5807854.SQ.FTS.B, Zero Cpn, 2/12/24 ... 6,427 6,157
5808150.SQ.FTS.B, Zero Cpn, 2/12/24 ... 4,352 2,797
5808251.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,691 1,619
5808395.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,965 1,763
5808680.SQ.FTS.B, Zero Cpn, 2/12/24 ... 898 833
Description
Principal
Amount Value
Block, Inc. (continued)
5808913.SQ.FTS.B, Zero Cpn, 2/12/24 ... $ 9,822 $ 8,838
5809386.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,230 1,023
5809449.SQ.FTS.B, Zero Cpn, 2/12/24 ... 5,795 5,551
5809664.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,811 1,703
5809849.SQ.FTS.B, Zero Cpn, 2/12/24 ... 8,271 7,532
5810066.SQ.FTS.B, Zero Cpn, 2/12/24 ... 36,265 34,652
5810943.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,970 3,800
5811041.SQ.FTS.B, Zero Cpn, 2/12/24 ... 6,714 6,432
5811188.SQ.FTS.B, Zero Cpn, 2/12/24 ... 17,985 17,169
5811368.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,668 2,558
5811427.SQ.FTS.B, Zero Cpn, 2/12/24 ... 8,947 8,508
5811504.SQ.FTS.B, Zero Cpn, 2/12/24 ... 72,542 60,766
5812369.SQ.FTS.B, Zero Cpn, 2/12/24 ... 25,709 24,486
5812538.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,179 1,119
5812558.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,854 1,777
5812565.SQ.FTS.B, Zero Cpn, 2/12/24 ... 16,798 15,397
5812658.SQ.FTS.B, Zero Cpn, 2/12/24 ... 4,622 4,430
5812710.SQ.FTS.B, Zero Cpn, 2/12/24 ... 35,967 34,001
5813213.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,901 3,728
5813262.SQ.FTS.B, Zero Cpn, 2/12/24 ... 4,838 4,539
5813311.SQ.FTS.B, Zero Cpn, 2/13/24 ... 29,431 26,568
5813496.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,062 1,025
5813522.SQ.FTS.B, Zero Cpn, 2/13/24 ... 10,088 9,626
5813621.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,730 2,594
5813655.SQ.FTS.B, Zero Cpn, 2/13/24 ... 3,280 2,830
5813690.SQ.FTS.B, Zero Cpn, 2/13/24 ... 3,733 3,603
5813752.SQ.FTS.B, Zero Cpn, 2/13/24 ... 3,475 2,981
5813787.SQ.FTS.B, Zero Cpn, 2/13/24 ... 214 205
5813806.SQ.FTS.B, Zero Cpn, 2/13/24 ... 5,558 5,302
5813885.SQ.FTS.B, Zero Cpn, 2/13/24 ... 3,557 3,314
5813936.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,997 1,909
5813956.SQ.FTS.B, Zero Cpn, 2/13/24 ... 7,212 6,915
5814031.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,609 1,525
5814052.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,018 1,880
5814076.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,920 2,759
5814118.SQ.FTS.B, Zero Cpn, 2/14/24 ... 10,404 10,000
5814250.SQ.FTS.B, Zero Cpn, 2/14/24 ... 6,167 5,898
5814315.SQ.FTS.B, Zero Cpn, 2/14/24 ... 6,401 5,995
5814365.SQ.FTS.B, Zero Cpn, 2/14/24 ... 1,945 1,750
5814397.SQ.FTS.B, Zero Cpn, 2/14/24 ... 19,886 18,729
5814589.SQ.FTS.B, Zero Cpn, 2/14/24 ... 2,319 2,094
5814611.SQ.FTS.B, Zero Cpn, 2/14/24 ... 5,958 5,650
5814678.SQ.FTS.B, Zero Cpn, 2/14/24 ... 1,302 1,194
5814698.SQ.FTS.B, Zero Cpn, 2/14/24 ... 3,260 3,141
5814731.SQ.FTS.B, Zero Cpn, 2/14/24 ... 3,595 3,449
5814777.SQ.FTS.B, Zero Cpn, 2/14/24 ... 562 543
5814790.SQ.FTS.B, Zero Cpn, 2/14/24 ... 6,664 6,368
5815074.SQ.FTS.B, Zero Cpn, 2/15/24 ... 29,798 28,539
5816472.SQ.FTS.B, Zero Cpn, 2/15/24 ... 7,393 6,524
5816654.SQ.FTS.B, Zero Cpn, 2/15/24 ... 15,809 15,171
5816826.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,304 1,210
5816829.SQ.FTS.B, Zero Cpn, 2/15/24 ... 83,664 80,189
5817834.SQ.FTS.B, Zero Cpn, 2/15/24 ... 6,691 6,409
5817927.SQ.FTS.B, Zero Cpn, 2/15/24 ... 3,510 3,274
5818012.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,064 773
5818032.SQ.FTS.B, Zero Cpn, 2/15/24 ... 631 601
5818043.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,002 1,932
5818086.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,447 1,389

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5818122.SQ.FTS.B, Zero Cpn, 2/15/24 ... $ 5,529 $ 5,295
5818243.SQ.FTS.B, Zero Cpn, 2/15/24 ... 672 616
5818272.SQ.FTS.B, Zero Cpn, 2/15/24 ... 309 299
5818363.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,570 2,410
5818400.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,492 2,092
5818437.SQ.FTS.B, Zero Cpn, 2/15/24 ... 5,576 4,229
5818525.SQ.FTS.B, Zero Cpn, 2/15/24 ... 10,376 9,701
5818633.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,270 1,096
5818657.SQ.FTS.B, Zero Cpn, 2/15/24 ... 4,263 3,891
5818715.SQ.FTS.B, Zero Cpn, 2/16/24 ... 12,769 12,100
5818832.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,956 1,892
5818855.SQ.FTS.B, Zero Cpn, 2/16/24 ... 8,510 8,090
5818915.SQ.FTS.B, Zero Cpn, 2/16/24 ... 838 777
5818936.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,273 1,211
5818947.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,184 2,091
5818967.SQ.FTS.B, Zero Cpn, 2/16/24 ... 5,739 5,388
5819001.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,507 3,059
5819022.SQ.FTS.B, Zero Cpn, 2/16/24 ... 688 631
5819028.SQ.FTS.B, Zero Cpn, 2/16/24 ... 8,958 8,480
5819098.SQ.FTS.B, Zero Cpn, 2/16/24 ... 16,902 16,064
5819232.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,151 3,023
5819276.SQ.FTS.B, Zero Cpn, 2/16/24 ... 4,507 4,311
5819348.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,430 1,366
5819420.SQ.FTS.B, Zero Cpn, 2/16/24 ... 18,888 17,843
5819673.SQ.FTS.B, Zero Cpn, 2/16/24 ... 4,183 4,006
5819704.SQ.FTS.B, Zero Cpn, 2/16/24 ... 6,772 5,908
5819789.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,292 1,215
5819804.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,953 2,708
5819988.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,383 2,287
5820027.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,719 2,569
5820058.SQ.FTS.B, Zero Cpn, 2/16/24 ... 6,021 5,762
5820101.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,158 2,064
5820131.SQ.FTS.B, Zero Cpn, 2/16/24 ... 966 928
5820141.SQ.FTS.B, Zero Cpn, 2/16/24 ... 4,507 4,274
5820215.SQ.FTS.B, Zero Cpn, 2/16/24 ... 40,194 37,684
5820560.SQ.FTS.B, Zero Cpn, 2/16/24 ... 5,280 5,020
5820601.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,244 1,881
5820629.SQ.FTS.B, Zero Cpn, 2/16/24 ... 22,699 21,632
5820883.SQ.FTS.B, Zero Cpn, 2/16/24 ... 9,061 8,646
5820947.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,513 1,453
5820965.SQ.FTS.B, Zero Cpn, 2/16/24 ... 475 444
5820974.SQ.FTS.B, Zero Cpn, 2/16/24 ... 53,625 50,669
5821537.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,376 2,276
5821558.SQ.FTS.B, Zero Cpn, 2/16/24 ... 8,811 8,285
5821663.SQ.FTS.B, Zero Cpn, 2/16/24 ... 4,579 4,401
5821739.SQ.FTS.B, Zero Cpn, 2/16/24 ... 59,229 49,753
5822097.SQ.FTS.B, Zero Cpn, 2/16/24 ... 11,166 10,499
5822139.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,318 1,252
5822170.SQ.FTS.B, Zero Cpn, 2/17/24 ... 21,604 20,386
5822304.SQ.FTS.B, Zero Cpn, 2/17/24 ... 14,833 14,036
5822412.SQ.FTS.B, Zero Cpn, 2/17/24 ... 7,796 7,366
5822459.SQ.FTS.B, Zero Cpn, 2/17/24 ... 2,234 1,984
5822472.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,550 1,450
5822481.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,325 1,269
5822491.SQ.FTS.B, Zero Cpn, 2/17/24 ... 2,788 2,678
5822507.SQ.FTS.B, Zero Cpn, 2/17/24 ... 2,630 1,810
5822551.SQ.FTS.B, Zero Cpn, 2/17/24 ... 12,548 12,086
5822816.SQ.FTS.B, Zero Cpn, 2/17/24 ... 5,505 4,982
Description
Principal
Amount Value
Block, Inc. (continued)
5822929.SQ.FTS.B, Zero Cpn, 2/17/24 ... $ 8,316 $ 7,945
5823049.SQ.FTS.B, Zero Cpn, 2/17/24 ... 790 750
5823063.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,263 1,210
5823079.SQ.FTS.B, Zero Cpn, 2/17/24 ... 26,098 24,991
5823402.SQ.FTS.B, Zero Cpn, 2/17/24 ... 18,370 17,490
5823611.SQ.FTS.B, Zero Cpn, 2/17/24 ... 612 581
5823637.SQ.FTS.B, Zero Cpn, 2/17/24 ... 21,705 20,782
5823770.SQ.FTS.B, Zero Cpn, 2/17/24 ... 9,268 8,811
5823852.SQ.FTS.B, Zero Cpn, 2/17/24 ... 5,351 5,085
5823913.SQ.FTS.B, Zero Cpn, 2/17/24 ... 9,536 9,043
5823980.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,200 1,097
5823990.SQ.FTS.B, Zero Cpn, 2/17/24 ... 10,144 9,470
5824064.SQ.FTS.B, Zero Cpn, 2/17/24 ... 28,450 26,370
5824241.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,418 3,248
5824258.SQ.FTS.B, Zero Cpn, 2/17/24 ... 7,830 7,430
5824290.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,993 1,911
5824304.SQ.FTS.B, Zero Cpn, 2/17/24 ... 72,201 68,440
5825089.SQ.FTS.B, Zero Cpn, 2/17/24 ... 24,716 23,661
5827265.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,385 2,229
5827288.SQ.FTS.B, Zero Cpn, 2/18/24 ... 18,675 17,517
5827413.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,819 2,698
5827454.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,397 3,234
5827507.SQ.FTS.B, Zero Cpn, 2/18/24 ... 461 445
5827516.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,223 1,140
5827554.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,738 3,591
5827612.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,608 6,642
5827715.SQ.FTS.B, Zero Cpn, 2/18/24 ... 4,132 2,891
5827744.SQ.FTS.B, Zero Cpn, 2/18/24 ... 17,404 16,533
5827975.SQ.FTS.B, Zero Cpn, 2/18/24 ... 717 683
5827988.SQ.FTS.B, Zero Cpn, 2/18/24 ... 4,577 4,380
5828037.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,857 1,695
5828097.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,604 2,490
5828132.SQ.FTS.B, Zero Cpn, 2/18/24 ... 20,150 19,097
5828428.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,057 982
5828449.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,145 2,054
5828514.SQ.FTS.B, Zero Cpn, 2/18/24 ... 991 926
5828525.SQ.FTS.B, Zero Cpn, 2/18/24 ... 17,393 16,760
5828867.SQ.FTS.B, Zero Cpn, 2/18/24 ... 21,583 20,508
5828953.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,310 6,774
5828998.SQ.FTS.B, Zero Cpn, 2/18/24 ... 6,942 5,845
5829192.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,175 6,735
5829252.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,487 6,878
5829308.SQ.FTS.B, Zero Cpn, 2/18/24 ... 32,668 28,114
5829756.SQ.FTS.B, Zero Cpn, 2/18/24 ... 21,071 18,225
5830023.SQ.FTS.B, Zero Cpn, 2/18/24 ... 4,051 3,748
5830043.SQ.FTS.B, Zero Cpn, 2/18/24 ... 40,130 37,954
5830245.SQ.FTS.B, Zero Cpn, 2/18/24 ... 16,208 15,223
5830333.SQ.FTS.B, Zero Cpn, 2/18/24 ... 18,385 17,505
5830423.SQ.FTS.B, Zero Cpn, 2/18/24 ... 18,425 17,497
5830527.SQ.FTS.B, Zero Cpn, 2/18/24 ... 5,549 5,065
5830565.SQ.FTS.B, Zero Cpn, 2/18/24 ... 14,779 13,861
5830680.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,905 1,901
5830698.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,570 3,377
5830824.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,120 1,079
5830885.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,186 1,139
5830987.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,025 1,933
5831068.SQ.FTS.B, Zero Cpn, 2/19/24 ... 247 239
5831084.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,331 4,076

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5831209.SQ.FTS.B, Zero Cpn, 2/19/24 ... $ 6,744 $ 6,431
5831406.SQ.FTS.B, Zero Cpn, 2/19/24 ... 852 810
5831417.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,676 1,511
5831453.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,949 3,751
5831598.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,978 1,902
5831642.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,250 4,875
5831766.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,641 2,476
5831825.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,882 4,637
5831942.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,725 5,435
5832026.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,006 2,892
5832082.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,169 3,960
5832121.SQ.FTS.B, Zero Cpn, 2/19/24 ... 19,629 18,410
5832275.SQ.FTS.B, Zero Cpn, 2/19/24 ... 23,966 22,931
5832452.SQ.FTS.B, Zero Cpn, 2/19/24 ... 6,660 6,300
5832497.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,474 3,243
5832519.SQ.FTS.B, Zero Cpn, 2/19/24 ... 27,226 25,522
5832799.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,375 4,200
5832876.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,538 1,064
5832888.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,703 5,346
5832933.SQ.FTS.B, Zero Cpn, 2/19/24 ... 944 800
5832950.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,424 1,359
5832957.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,551 3,395
5832974.SQ.FTS.B, Zero Cpn, 2/19/24 ... 686 607
5832995.SQ.FTS.B, Zero Cpn, 2/19/24 ... 880 843
5832996.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,210 2,970
5833008.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,770 1,690
5833040.SQ.FTS.B, Zero Cpn, 2/19/24 ... 6,187 5,871
5833154.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,880 3,605
5833187.SQ.FTS.B, Zero Cpn, 2/19/24 ... 601 556
5833199.SQ.FTS.B, Zero Cpn, 2/19/24 ... 33,330 31,897
5833448.SQ.FTS.B, Zero Cpn, 2/19/24 ... 11,439 9,876
5833498.SQ.FTS.B, Zero Cpn, 2/19/24 ... 24,476 23,183
5833597.SQ.FTS.B, Zero Cpn, 2/19/24 ... 733 707
5833600.SQ.FTS.B, Zero Cpn, 2/19/24 ... 31,732 29,403
5833733.SQ.FTS.B, Zero Cpn, 2/19/24 ... 463 444
5833744.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,166 2,930
5833759.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,316 2,217
5833769.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,198 3,009
5833776.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,860 2,731
5833778.SQ.FTS.B, Zero Cpn, 2/19/24 ... 6,116 4,670
5833794.SQ.FTS.B, Zero Cpn, 2/19/24 ... 15,377 14,018
5833882.SQ.FTS.B, Zero Cpn, 2/19/24 ... 27,776 22,708
5833976.SQ.FTS.B, Zero Cpn, 2/19/24 ... 29,427 26,626
5834295.SQ.FTS.B, Zero Cpn, 2/20/24 ... 601 580
5834306.SQ.FTS.B, Zero Cpn, 2/20/24 ... 11,021 10,441
5834376.SQ.FTS.B, Zero Cpn, 2/20/24 ... 5,702 5,435
5834407.SQ.FTS.B, Zero Cpn, 2/20/24 ... 10,332 9,643
5834475.SQ.FTS.B, Zero Cpn, 2/20/24 ... 8,358 7,999
5834529.SQ.FTS.B, Zero Cpn, 2/20/24 ... 28,908 27,694
5834758.SQ.FTS.B, Zero Cpn, 2/20/24 ... 13,051 12,398
5834821.SQ.FTS.B, Zero Cpn, 2/20/24 ... 3,070 2,937
5834836.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,217 858
5834843.SQ.FTS.B, Zero Cpn, 2/20/24 ... 2,380 2,010
5834854.SQ.FTS.B, Zero Cpn, 2/20/24 ... 8,834 8,464
5834913.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,591 1,449
5834926.SQ.FTS.B, Zero Cpn, 2/20/24 ... 7,790 7,353
5834986.SQ.FTS.B, Zero Cpn, 2/20/24 ... 11,334 10,364
5835067.SQ.FTS.B, Zero Cpn, 2/20/24 ... 681 660
Description
Principal
Amount Value
Block, Inc. (continued)
5835075.SQ.FTS.B, Zero Cpn, 2/20/24 ... $ 34,013 $ 32,521
5835322.SQ.FTS.B, Zero Cpn, 2/21/24 ... 979 940
5835327.SQ.FTS.B, Zero Cpn, 2/21/24 ... 4,340 4,066
5835349.SQ.FTS.B, Zero Cpn, 2/21/24 ... 4,635 4,453
5835410.SQ.FTS.B, Zero Cpn, 2/21/24 ... 1,617 1,548
5835427.SQ.FTS.B, Zero Cpn, 2/21/24 ... 591 523
5835431.SQ.FTS.B, Zero Cpn, 2/21/24 ... 663 640
5835439.SQ.FTS.B, Zero Cpn, 2/21/24 ... 5,725 5,439
5835492.SQ.FTS.B, Zero Cpn, 2/21/24 ... 6,653 6,374
5835547.SQ.FTS.B, Zero Cpn, 2/21/24 ... 853 798
5835555.SQ.FTS.B, Zero Cpn, 2/21/24 ... 738 686
5835567.SQ.FTS.B, Zero Cpn, 2/21/24 ... 877 818
5835579.SQ.FTS.B, Zero Cpn, 2/21/24 ... 12,348 11,818
5835710.SQ.FTS.B, Zero Cpn, 2/21/24 ... 576 552
5835715.SQ.FTS.B, Zero Cpn, 2/21/24 ... 3,154 3,047
5835754.SQ.FTS.B, Zero Cpn, 2/21/24 ... 1,578 1,493
5835768.SQ.FTS.B, Zero Cpn, 2/21/24 ... 8,674 8,302
5836019.SQ.FTS.B, Zero Cpn, 2/22/24 ... 582 562
5836058.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,708 1,597
5836101.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,309 2,159
5836158.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,420 2,299
5836236.SQ.FTS.B, Zero Cpn, 2/22/24 ... 7,413 7,096
5836490.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,206 4,013
5836652.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,059 1,587
5836698.SQ.FTS.B, Zero Cpn, 2/22/24 ... 3,027 2,832
5836773.SQ.FTS.B, Zero Cpn, 2/22/24 ... 591 562
5836798.SQ.FTS.B, Zero Cpn, 2/22/24 ... 5,772 5,229
5836892.SQ.FTS.B, Zero Cpn, 2/22/24 ... 38,841 35,179
5837282.SQ.FTS.B, Zero Cpn, 2/22/24 ... 9,243 8,792
5837382.SQ.FTS.B, Zero Cpn, 2/22/24 ... 42,388 40,182
5837888.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,049 987
5837906.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,530 4,287
5837946.SQ.FTS.B, Zero Cpn, 2/22/24 ... 5,289 4,935
5837990.SQ.FTS.B, Zero Cpn, 2/22/24 ... 3,473 3,147
5838023.SQ.FTS.B, Zero Cpn, 2/22/24 ... 825 775
5838038.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,940 1,641
5839780.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,633 1,210
5839791.SQ.FTS.B, Zero Cpn, 2/23/24 ... 13,288 12,708
5839833.SQ.FTS.B, Zero Cpn, 2/23/24 ... 517 473
5839834.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,934 6,678
5839895.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,383 3,238
5839914.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,487 2,382
5839921.SQ.FTS.B, Zero Cpn, 2/23/24 ... 13,046 12,475
5839997.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,343 4,182
5840032.SQ.FTS.B, Zero Cpn, 2/23/24 ... 18,766 17,011
5840124.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,605 1,538
5840140.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,358 6,089
5840224.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,462 4,268
5840269.SQ.FTS.B, Zero Cpn, 2/23/24 ... 7,549 7,146
5840337.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,132 3,518
5840371.SQ.FTS.B, Zero Cpn, 2/23/24 ... 12,504 11,761
5840513.SQ.FTS.B, Zero Cpn, 2/23/24 ... 30,584 29,247
5840747.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,182 884
5840758.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,980 6,608
5840807.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,456 2,297
5840849.SQ.FTS.B, Zero Cpn, 2/23/24 ... 16,775 16,022
5840964.SQ.FTS.B, Zero Cpn, 2/23/24 ... 5,845 5,594
5840997.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,835 1,763

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5841018.SQ.FTS.B, Zero Cpn, 2/23/24 ... $ 4,504 $ 3,813
5841063.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,111 3,815
5841116.SQ.FTS.B, Zero Cpn, 2/23/24 ... 11,912 11,285
5841227.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,926 6,564
5841276.SQ.FTS.B, Zero Cpn, 2/23/24 ... 7,134 6,518
5841310.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,683 3,216
5841343.SQ.FTS.B, Zero Cpn, 2/23/24 ... 7,319 6,935
5841391.SQ.FTS.B, Zero Cpn, 2/23/24 ... 11,999 10,718
5841487.SQ.FTS.B, Zero Cpn, 2/23/24 ... 5,184 4,918
5841497.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,919 1,783
5841509.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,212 1,131
5841521.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,368 6,079
5841546.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,746 1,678
5841554.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,815 1,745
5841571.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,605 6,342
5841736.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,761 1,681
5841757.SQ.FTS.B, Zero Cpn, 2/23/24 ... 44,341 42,111
5842060.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,976 1,909
5842081.SQ.FTS.B, Zero Cpn, 2/23/24 ... 7,837 7,103
5842184.SQ.FTS.B, Zero Cpn, 2/23/24 ... 572 552
5842185.SQ.FTS.B, Zero Cpn, 2/23/24 ... 7,949 7,549
5842288.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,261 3,058
5842378.SQ.FTS.B, Zero Cpn, 2/23/24 ... 986 923
5842765.SQ.FTS.B, Zero Cpn, 2/23/24 ... 453 411
5843374.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,752 4,489
5843426.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,981 2,879
5843478.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,509 3,321
5843496.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,742 4,552
5843566.SQ.FTS.B, Zero Cpn, 2/24/24 ... 6,195 5,827
5843627.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,398 2,266
5843683.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,108 1,070
5843719.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,603 2,480
5843736.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,350 1,219
5843744.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,826 1,685
5843776.SQ.FTS.B, Zero Cpn, 2/24/24 ... 8,194 7,690
5843880.SQ.FTS.B, Zero Cpn, 2/24/24 ... 5,185 4,890
5843967.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,916 2,780
5844063.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,829 2,610
5844089.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,981 2,880
5844155.SQ.FTS.B, Zero Cpn, 2/24/24 ... 5,993 5,690
5844191.SQ.FTS.B, Zero Cpn, 2/24/24 ... 9,390 9,041
5844277.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,489 2,395
5844306.SQ.FTS.B, Zero Cpn, 2/24/24 ... 895 791
5844324.SQ.FTS.B, Zero Cpn, 2/24/24 ... 459 440
5844343.SQ.FTS.B, Zero Cpn, 2/24/24 ... 5,735 5,402
5844400.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,863 1,583
5844433.SQ.FTS.B, Zero Cpn, 2/24/24 ... 28,110 26,690
5844627.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,187 1,115
5844635.SQ.FTS.B, Zero Cpn, 2/24/24 ... 12,619 11,727
5844723.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,126 805
5844731.SQ.FTS.B, Zero Cpn, 2/24/24 ... 16,658 15,936
5844834.SQ.FTS.B, Zero Cpn, 2/24/24 ... 11,249 10,720
5844880.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,018 2,777
5844898.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,624 1,560
5844917.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,908 2,809
5844949.SQ.FTS.B, Zero Cpn, 2/24/24 ... 9,549 8,334
5845009.SQ.FTS.B, Zero Cpn, 2/24/24 ... 7,747 7,413
5845050.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,342 2,044
Description
Principal
Amount Value
Block, Inc. (continued)
5845066.SQ.FTS.B, Zero Cpn, 2/24/24 ... $ 2,166 $ 1,995
5845080.SQ.FTS.B, Zero Cpn, 2/24/24 ... 33,332 31,198
5845303.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,130 1,082
5845314.SQ.FTS.B, Zero Cpn, 2/24/24 ... 737 496
5845326.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,175 1,060
5845328.SQ.FTS.B, Zero Cpn, 2/24/24 ... 10,279 9,835
5845408.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,500 4,019
5845440.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,355 4,186
5845468.SQ.FTS.B, Zero Cpn, 2/24/24 ... 6,052 5,741
5845510.SQ.FTS.B, Zero Cpn, 2/24/24 ... 316 306
5845524.SQ.FTS.B, Zero Cpn, 2/24/24 ... 630 534
5845527.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,707 4,466
5845545.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,447 3,299
5845578.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,776 4,575
5845628.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,020 951
5845636.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,985 3,777
5845663.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,031 2,834
5845685.SQ.FTS.B, Zero Cpn, 2/24/24 ... 612 571
5845688.SQ.FTS.B, Zero Cpn, 2/24/24 ... 12,770 12,167
5845790.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,668 3,516
5845824.SQ.FTS.B, Zero Cpn, 2/24/24 ... 9,131 7,735
5845860.SQ.FTS.B, Zero Cpn, 2/24/24 ... 12,565 11,793
5845931.SQ.FTS.B, Zero Cpn, 2/24/24 ... 32,590 31,186
5846231.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,460 3,240
5848230.SQ.FTS.B, Zero Cpn, 2/25/24 ... 4,748 4,241
5848303.SQ.FTS.B, Zero Cpn, 2/25/24 ... 17,361 16,337
5848486.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,593 1,386
5848513.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,032 958
5848525.SQ.FTS.B, Zero Cpn, 2/25/24 ... 4,821 4,588
5848588.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,863 3,707
5848650.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,349 2,771
5848683.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,099 2,936
5848709.SQ.FTS.B, Zero Cpn, 2/25/24 ... 8,127 7,765
5848847.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,086 2,952
5848920.SQ.FTS.B, Zero Cpn, 2/25/24 ... 449 425
5848935.SQ.FTS.B, Zero Cpn, 2/25/24 ... 12,414 11,793
5849061.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,801 2,694
5849146.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,608 1,405
5849165.SQ.FTS.B, Zero Cpn, 2/25/24 ... 4,292 4,104
5849200.SQ.FTS.B, Zero Cpn, 2/25/24 ... 538 493
5849203.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,625 1,568
5849291.SQ.FTS.B, Zero Cpn, 2/25/24 ... 4,472 4,246
5849349.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,413 1,352
5849390.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,859 2,612
5849439.SQ.FTS.B, Zero Cpn, 2/25/24 ... 40,230 38,137
5849972.SQ.FTS.B, Zero Cpn, 2/25/24 ... 12,001 11,292
5850026.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,559 1,499
5850030.SQ.FTS.B, Zero Cpn, 2/25/24 ... 24,018 22,593
5850137.SQ.FTS.B, Zero Cpn, 2/25/24 ... 20,596 19,767
5850198.SQ.FTS.B, Zero Cpn, 2/25/24 ... 10,871 10,342
5850244.SQ.FTS.B, Zero Cpn, 2/25/24 ... 23,742 22,272
5850441.SQ.FTS.B, Zero Cpn, 2/25/24 ... 13,893 13,203
5850694.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,077 1,031
5850702.SQ.FTS.B, Zero Cpn, 2/25/24 ... 35,446 33,565
5851014.SQ.FTS.B, Zero Cpn, 2/25/24 ... 17,425 16,149
5851100.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,070 1,944
5851134.SQ.FTS.B, Zero Cpn, 2/25/24 ... 11,536 9,997
5851216.SQ.FTS.B, Zero Cpn, 2/25/24 ... 10,167 9,421

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5851293.SQ.FTS.B, Zero Cpn, 2/25/24 ... $ 1,014 $ 962
5851296.SQ.FTS.B, Zero Cpn, 2/25/24 ... 44,438 42,338
5851623.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,029 1,921
5851857.SQ.FTS.B, Zero Cpn, 2/26/24 ... 70,601 67,048
5852326.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,215 1,135
5852338.SQ.FTS.B, Zero Cpn, 2/26/24 ... 648 593
5852366.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,157 3,975
5852446.SQ.FTS.B, Zero Cpn, 2/26/24 ... 10,022 9,430
5852555.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,028 2,803
5852697.SQ.FTS.B, Zero Cpn, 2/26/24 ... 9,254 8,616
5852772.SQ.FTS.B, Zero Cpn, 2/26/24 ... 985 953
5852780.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,274 4,091
5852881.SQ.FTS.B, Zero Cpn, 2/26/24 ... 763 708
5852890.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,837 2,713
5852908.SQ.FTS.B, Zero Cpn, 2/26/24 ... 9,081 8,621
5853037.SQ.FTS.B, Zero Cpn, 2/26/24 ... 13,266 12,325
5853107.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,339 1,291
5853138.SQ.FTS.B, Zero Cpn, 2/26/24 ... 38,042 36,063
5853326.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,637 4,305
5853345.SQ.FTS.B, Zero Cpn, 2/26/24 ... 51,874 47,918
5853641.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,994 6,688
5853687.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,250 4,721
5853712.SQ.FTS.B, Zero Cpn, 2/26/24 ... 57,789 50,132
5854069.SQ.FTS.B, Zero Cpn, 2/26/24 ... 30,827 28,458
5854211.SQ.FTS.B, Zero Cpn, 2/26/24 ... 8,925 8,518
5854262.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,209 5,010
5854303.SQ.FTS.B, Zero Cpn, 2/26/24 ... 7,729 7,392
5854329.SQ.FTS.B, Zero Cpn, 2/26/24 ... 18,035 17,141
5854715.SQ.FTS.B, Zero Cpn, 2/26/24 ... 421 408
5855184.SQ.FTS.B, Zero Cpn, 2/27/24 ... 18,116 13,051
5855247.SQ.FTS.B, Zero Cpn, 2/27/24 ... 7,632 7,242
5855276.SQ.FTS.B, Zero Cpn, 2/27/24 ... 5,711 5,450
5855307.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,401 1,341
5855313.SQ.FTS.B, Zero Cpn, 2/27/24 ... 4,280 4,062
5855330.SQ.FTS.B, Zero Cpn, 2/27/24 ... 6,608 6,289
5855365.SQ.FTS.B, Zero Cpn, 2/27/24 ... 23,517 22,124
5855443.SQ.FTS.B, Zero Cpn, 2/27/24 ... 7,780 7,073
5855481.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,409 2,306
5855499.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,810 2,627
5855514.SQ.FTS.B, Zero Cpn, 2/27/24 ... 7,207 6,845
5855550.SQ.FTS.B, Zero Cpn, 2/27/24 ... 6,675 6,188
5855578.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,702 2,460
5855589.SQ.FTS.B, Zero Cpn, 2/27/24 ... 3,311 3,196
5855624.SQ.FTS.B, Zero Cpn, 2/27/24 ... 8,319 7,883
5855675.SQ.FTS.B, Zero Cpn, 2/27/24 ... 10,870 10,386
5855732.SQ.FTS.B, Zero Cpn, 2/27/24 ... 495 477
5855743.SQ.FTS.B, Zero Cpn, 2/27/24 ... 3,359 3,111
5855759.SQ.FTS.B, Zero Cpn, 2/27/24 ... 7,509 6,822
5855794.SQ.FTS.B, Zero Cpn, 2/27/24 ... 4,751 4,470
5855815.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,243 1,541
5855822.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,642 3,019
5855834.SQ.FTS.B, Zero Cpn, 2/28/24 ... 7,247 6,904
5855880.SQ.FTS.B, Zero Cpn, 2/28/24 ... 8,815 8,019
5855919.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,351 1,236
5855926.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,458 1,324
5855936.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,836 3,629
5855969.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,947 2,592
5855978.SQ.FTS.B, Zero Cpn, 2/28/24 ... 5,587 5,287
Description
Principal
Amount Value
Block, Inc. (continued)
5856019.SQ.FTS.B, Zero Cpn, 2/28/24 ... $ 3,200 $ 2,917
5856039.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,487 1,407
5856051.SQ.FTS.B, Zero Cpn, 2/28/24 ... 954 895
5856061.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,337 3,212
5856079.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,523 4,291
5856092.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,851 4,620
5856119.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,200 1,158
5856139.SQ.FTS.B, Zero Cpn, 2/28/24 ... 578 530
5856141.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,929 1,838
5856147.SQ.FTS.B, Zero Cpn, 2/28/24 ... 481 455
5856150.SQ.FTS.B, Zero Cpn, 2/28/24 ... 7,441 6,940
5856180.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,589 1,519
5856192.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,409 4,136
5856213.SQ.FTS.B, Zero Cpn, 2/28/24 ... 36,346 29,821
5856359.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,374 2,274
5856377.SQ.FTS.B, Zero Cpn, 2/28/24 ... 945 898
5856381.SQ.FTS.B, Zero Cpn, 2/28/24 ... 5,372 5,063
5856395.SQ.FTS.B, Zero Cpn, 2/28/24 ... 8,551 7,862
5856417.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,313 3,936
5856432.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,663 3,481
5856449.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,679 3,472
5856464.SQ.FTS.B, Zero Cpn, 2/28/24 ... 11,541 11,035
5856506.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,984 3,620
5856524.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,355 995
5856531.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,058 1,960
5856538.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,545 1,449
5856544.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,713 3,519
5856559.SQ.FTS.B, Zero Cpn, 2/28/24 ... 7,427 7,115
5856759.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,260 3,075
5856804.SQ.FTS.B, Zero Cpn, 2/29/24 ... 17,623 16,724
5857074.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,856 1,753
5857111.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,246 2,108
5857147.SQ.FTS.B, Zero Cpn, 2/29/24 ... 7,604 7,229
5857229.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,635 1,541
5857271.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,861 4,994
5857350.SQ.FTS.B, Zero Cpn, 2/29/24 ... 13,990 13,278
5857552.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,766 1,266
5857575.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,450 1,322
5857717.SQ.FTS.B, Zero Cpn, 2/29/24 ... 709 677
5860509.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,589 4,402
5860565.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,107 1,048
5860574.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,722 6,364
5860675.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,902 5,643
5860723.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,249 4,075
5860789.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,223 3,999
5860842.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,478 3,322
5860886.SQ.FTS.B, Zero Cpn, 2/29/24 ... 583 553
5860892.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,120 4,848
5860921.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,752 1,652
5860934.SQ.FTS.B, Zero Cpn, 2/29/24 ... 7,058 6,663
5861022.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,297 2,169
5861047.SQ.FTS.B, Zero Cpn, 2/29/24 ... 18,834 17,877
5861252.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,971 3,761
5861287.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,677 6,283
5861362.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,603 4,251
5861427.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,622 2,298
5861442.SQ.FTS.B, Zero Cpn, 2/29/24 ... 744 636
5861448.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,809 5,403

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5861673.SQ.FTS.B, Zero Cpn, 2/29/24 ... $ 17,982 $ 17,140
5861992.SQ.FTS.B, Zero Cpn, 2/29/24 ... 8,342 8,004
5862134.SQ.FTS.B, Zero Cpn, 2/29/24 ... 54,376 50,193
5862509.SQ.FTS.B, Zero Cpn, 2/29/24 ... 27,443 26,235
5862704.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,849 4,618
5862747.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,247 2,108
5862772.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,064 3,830
5862807.SQ.FTS.B, Zero Cpn, 2/29/24 ... 884 844
5862813.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,512 2,402
5862821.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,456 3,292
5862832.SQ.FTS.B, Zero Cpn, 2/29/24 ... 91,390 86,576
5863551.SQ.FTS.B, Zero Cpn, 2/29/24 ... 20,905 19,495
5863707.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,259 5,985
5863796.SQ.FTS.B, Zero Cpn, 2/29/24 ... 13,178 12,509
5863865.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,015 2,901
5863886.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,172 1,066
5863890.SQ.FTS.B, Zero Cpn, 2/29/24 ... 42,666 39,923
5864031.SQ.FTS.B, Zero Cpn, 2/29/24 ... 10,910 10,468
5864120.SQ.FTS.B, Zero Cpn, 2/29/24 ... 37,070 35,009
5864281.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,074 5,357
5864298.SQ.FTS.B, Zero Cpn, 2/29/24 ... 17,082 16,316
5864544.SQ.FTS.B, Zero Cpn, 2/29/24 ... 12,455 11,775
5864883.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,024 1,732
5864889.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,889 3,699
5864923.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,627 4,382
5865016.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,492 2,908
5865048.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,547 3,397
5865102.SQ.FTS.B, Zero Cpn, 2/29/24 ... 48,629 46,236
5865662.SQ.FTS.B, Zero Cpn, 2/29/24 ... 735 702
5865671.SQ.FTS.B, Zero Cpn, 2/29/24 ... 17,550 16,839
5865899.SQ.FTS.B, Zero Cpn, 2/29/24 ... 10,080 9,461
5865946.SQ.FTS.B, Zero Cpn, 2/29/24 ... 8,187 7,446
5866021.SQ.FTS.B, Zero Cpn, 2/29/24 ... 7,882 7,496
5866092.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,489 2,329
5866103.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,971 1,758
5866134.SQ.FTS.B, Zero Cpn, 2/29/24 ... 19,205 17,880
5866250.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,677 2,492
5866257.SQ.FTS.B, Zero Cpn, 2/29/24 ... 82,052 74,745
5866735.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,102 4,676
5866766.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,491 4,238
5866772.SQ.FTS.B, Zero Cpn, 2/29/24 ... 43,487 40,780
5866953.SQ.FTS.B, Zero Cpn, 2/29/24 ... 34,611 30,182
5867189.SQ.FTS.B, Zero Cpn, 2/29/24 ... 14,285 13,510
5870202.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,476 1,414
5870217.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,149 3,854
5870230.SQ.FTS.B, Zero Cpn, 3/01/24 ... 5,820 4,317
5870252.SQ.FTS.B, Zero Cpn, 3/01/24 ... 21,784 20,809
5870443.SQ.FTS.B, Zero Cpn, 3/01/24 ... 609 588
5870457.SQ.FTS.B, Zero Cpn, 3/01/24 ... 34,800 32,827
5870771.SQ.FTS.B, Zero Cpn, 3/01/24 ... 19,215 18,018
5871030.SQ.FTS.B, Zero Cpn, 3/01/24 ... 3,897 3,432
5871047.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,581 2,463
5871100.SQ.FTS.B, Zero Cpn, 3/01/24 ... 29,018 27,074
5871595.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,656 2,537
5871654.SQ.FTS.B, Zero Cpn, 3/01/24 ... 5,054 4,824
5871746.SQ.FTS.B, Zero Cpn, 3/01/24 ... 28,576 23,602
5871939.SQ.FTS.B, Zero Cpn, 3/01/24 ... 11,367 10,379
5872019.SQ.FTS.B, Zero Cpn, 3/01/24 ... 6,877 6,529
Description
Principal
Amount Value
Block, Inc. (continued)
5872095.SQ.FTS.B, Zero Cpn, 3/01/24 ... $ 13,049 $ 12,407
5872195.SQ.FTS.B, Zero Cpn, 3/01/24 ... 21,111 19,467
5872332.SQ.FTS.B, Zero Cpn, 3/01/24 ... 15,317 14,233
5872458.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,894 2,775
5872466.SQ.FTS.B, Zero Cpn, 3/01/24 ... 55,536 52,534
5872937.SQ.FTS.B, Zero Cpn, 3/01/24 ... 19,377 18,158
5873018.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,008 956
5873031.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,327 4,097
5873053.SQ.FTS.B, Zero Cpn, 3/01/24 ... 45,062 42,455
5873486.SQ.FTS.B, Zero Cpn, 3/01/24 ... 5,317 5,080
5873503.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,936 4,680
5873528.SQ.FTS.B, Zero Cpn, 3/01/24 ... 24,486 23,353
5873779.SQ.FTS.B, Zero Cpn, 3/01/24 ... 8,785 8,313
5873830.SQ.FTS.B, Zero Cpn, 3/01/24 ... 7,721 7,076
5873992.SQ.FTS.B, Zero Cpn, 3/02/24 ... 15,525 14,560
5874086.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,796 1,670
5874102.SQ.FTS.B, Zero Cpn, 3/02/24 ... 6,841 6,241
5874146.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,673 3,465
5874182.SQ.FTS.B, Zero Cpn, 3/02/24 ... 818 773
5874194.SQ.FTS.B, Zero Cpn, 3/02/24 ... 702 674
5874200.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,410 7,061
5874273.SQ.FTS.B, Zero Cpn, 3/02/24 ... 13,340 12,805
5874494.SQ.FTS.B, Zero Cpn, 3/02/24 ... 9,423 8,308
5874616.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,115 1,930
5874626.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,643 6,968
5874769.SQ.FTS.B, Zero Cpn, 3/02/24 ... 4,572 4,279
5874820.SQ.FTS.B, Zero Cpn, 3/02/24 ... 16,968 15,960
5874948.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,574 7,235
5875040.SQ.FTS.B, Zero Cpn, 3/02/24 ... 10,484 9,910
5875144.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,680 7,198
5875236.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,901 7,310
5875346.SQ.FTS.B, Zero Cpn, 3/02/24 ... 36,554 31,883
5875685.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,493 2,363
5875711.SQ.FTS.B, Zero Cpn, 3/02/24 ... 4,660 4,110
5875766.SQ.FTS.B, Zero Cpn, 3/02/24 ... 5,129 4,805
5875791.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,310 3,193
5875845.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,579 3,323
5875887.SQ.FTS.B, Zero Cpn, 3/02/24 ... 13,785 13,040
5875964.SQ.FTS.B, Zero Cpn, 3/02/24 ... 14,906 13,798
5876066.SQ.FTS.B, Zero Cpn, 3/02/24 ... 19,069 18,092
5876158.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,771 7,264
5876202.SQ.FTS.B, Zero Cpn, 3/02/24 ... 21,805 20,363
5876347.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,873 3,312
5876363.SQ.FTS.B, Zero Cpn, 3/02/24 ... 8,608 7,577
5876448.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,488 1,132
5876455.SQ.FTS.B, Zero Cpn, 3/02/24 ... 355 335
5876460.SQ.FTS.B, Zero Cpn, 3/02/24 ... 16,003 11,913
5876538.SQ.FTS.B, Zero Cpn, 3/02/24 ... 839 739
5876558.SQ.FTS.B, Zero Cpn, 3/02/24 ... 594 559
5876559.SQ.FTS.B, Zero Cpn, 3/02/24 ... 9,227 8,589
5876658.SQ.FTS.B, Zero Cpn, 3/02/24 ... 825 782
5876662.SQ.FTS.B, Zero Cpn, 3/02/24 ... 5,534 5,166
5876694.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,563 1,463
5876704.SQ.FTS.B, Zero Cpn, 3/02/24 ... 33,692 30,945
5876909.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,799 3,653
5876942.SQ.FTS.B, Zero Cpn, 3/02/24 ... 14,950 13,975
5877032.SQ.FTS.B, Zero Cpn, 3/02/24 ... 39,461 35,947
5877200.SQ.FTS.B, Zero Cpn, 3/03/24 ... 11,727 10,961

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5877289.SQ.FTS.B, Zero Cpn, 3/03/24 ... $ 7,833 $ 7,417
5877352.SQ.FTS.B, Zero Cpn, 3/03/24 ... 2,244 1,928
5877375.SQ.FTS.B, Zero Cpn, 3/03/24 ... 2,151 2,026
5877397.SQ.FTS.B, Zero Cpn, 3/03/24 ... 6,400 6,113
5877452.SQ.FTS.B, Zero Cpn, 3/03/24 ... 38,495 35,945
5877718.SQ.FTS.B, Zero Cpn, 3/03/24 ... 6,325 5,919
5877753.SQ.FTS.B, Zero Cpn, 3/03/24 ... 3,112 2,868
5877777.SQ.FTS.B, Zero Cpn, 3/03/24 ... 2,956 2,783
5877807.SQ.FTS.B, Zero Cpn, 3/03/24 ... 264 253
5877812.SQ.FTS.B, Zero Cpn, 3/03/24 ... 5,546 5,251
5877873.SQ.FTS.B, Zero Cpn, 3/03/24 ... 2,328 2,054
5877887.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,325 1,243
5877900.SQ.FTS.B, Zero Cpn, 3/04/24 ... 17,676 16,774
5878064.SQ.FTS.B, Zero Cpn, 3/04/24 ... 2,420 2,267
5878083.SQ.FTS.B, Zero Cpn, 3/04/24 ... 13,531 11,194
5878200.SQ.FTS.B, Zero Cpn, 3/04/24 ... 23,662 22,601
5878395.SQ.FTS.B, Zero Cpn, 3/04/24 ... 400 382
5878398.SQ.FTS.B, Zero Cpn, 3/04/24 ... 8,414 8,039
5878470.SQ.FTS.B, Zero Cpn, 3/04/24 ... 5,200 4,929
5878532.SQ.FTS.B, Zero Cpn, 3/04/24 ... 13,564 12,239
5878613.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,794 1,662
5878630.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,577 1,425
5878644.SQ.FTS.B, Zero Cpn, 3/05/24 ... 4,595 4,302
5878670.SQ.FTS.B, Zero Cpn, 3/05/24 ... 4,081 3,571
5878696.SQ.FTS.B, Zero Cpn, 3/05/24 ... 4,091 3,792
5878736.SQ.FTS.B, Zero Cpn, 3/05/24 ... 7,326 6,860
5878794.SQ.FTS.B, Zero Cpn, 3/05/24 ... 2,899 2,403
5878817.SQ.FTS.B, Zero Cpn, 3/05/24 ... 4,334 4,108
5878845.SQ.FTS.B, Zero Cpn, 3/05/24 ... 3,141 2,749
5878878.SQ.FTS.B, Zero Cpn, 3/05/24 ... 805 617
5878885.SQ.FTS.B, Zero Cpn, 3/05/24 ... 885 826
5878890.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,454 1,335
5878901.SQ.FTS.B, Zero Cpn, 3/05/24 ... 8,736 8,389
5878980.SQ.FTS.B, Zero Cpn, 3/05/24 ... 14,270 13,663
5879111.SQ.FTS.B, Zero Cpn, 3/05/24 ... 13,522 12,821
5879215.SQ.FTS.B, Zero Cpn, 3/05/24 ... 26,030 23,893
5879633.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,941 1,828
5879652.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,089 1,851
5879702.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,672 2,538
5881068.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,194 1,026
5881085.SQ.FTS.B, Zero Cpn, 3/06/24 ... 5,375 4,615
5881145.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,677 2,502
5881197.SQ.FTS.B, Zero Cpn, 3/06/24 ... 6,191 5,849
5881325.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,578 1,507
5881362.SQ.FTS.B, Zero Cpn, 3/06/24 ... 5,343 5,095
5881405.SQ.FTS.B, Zero Cpn, 3/06/24 ... 75,699 70,165
5882436.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,423 2,314
5882482.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,794 1,716
5882516.SQ.FTS.B, Zero Cpn, 3/06/24 ... 3,860 3,336
5882583.SQ.FTS.B, Zero Cpn, 3/06/24 ... 726 519
5882598.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,135 1,090
5882615.SQ.FTS.B, Zero Cpn, 3/06/24 ... 851 801
5882636.SQ.FTS.B, Zero Cpn, 3/06/24 ... 5,042 4,818
5882688.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,445 2,346
5882742.SQ.FTS.B, Zero Cpn, 3/06/24 ... 961 905
5882758.SQ.FTS.B, Zero Cpn, 3/06/24 ... 22,077 19,740
5883002.SQ.FTS.B, Zero Cpn, 3/07/24 ... 40,614 38,787
5883367.SQ.FTS.B, Zero Cpn, 3/07/24 ... 12,635 12,092
Description
Principal
Amount Value
Block, Inc. (continued)
5883498.SQ.FTS.B, Zero Cpn, 3/07/24 ... $ 662 $ 618
5883510.SQ.FTS.B, Zero Cpn, 3/07/24 ... 9,837 9,393
5883645.SQ.FTS.B, Zero Cpn, 3/07/24 ... 4,589 4,274
5883688.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,430 2,209
5883724.SQ.FTS.B, Zero Cpn, 3/07/24 ... 392 380
5883734.SQ.FTS.B, Zero Cpn, 3/07/24 ... 5,915 5,577
5883788.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,093 1,032
5883792.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,171 1,043
5883803.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,587 1,489
5883820.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,229 1,185
5883854.SQ.FTS.B, Zero Cpn, 3/07/24 ... 25,592 22,921
5884113.SQ.FTS.B, Zero Cpn, 3/07/24 ... 4,697 4,495
5884155.SQ.FTS.B, Zero Cpn, 3/07/24 ... 20,824 18,259
5884296.SQ.FTS.B, Zero Cpn, 3/07/24 ... 4,761 4,549
5884361.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,677 1,558
5884380.SQ.FTS.B, Zero Cpn, 3/07/24 ... 7,287 6,492
5884424.SQ.FTS.B, Zero Cpn, 3/07/24 ... 8,081 7,418
5884476.SQ.FTS.B, Zero Cpn, 3/07/24 ... 8,842 7,751
5884519.SQ.FTS.B, Zero Cpn, 3/07/24 ... 3,392 3,207
5884556.SQ.FTS.B, Zero Cpn, 3/07/24 ... 6,692 6,333
5884615.SQ.FTS.B, Zero Cpn, 3/07/24 ... 17,292 16,449
5884663.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,662 1,578
5884678.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,036 1,945
5884689.SQ.FTS.B, Zero Cpn, 3/07/24 ... 10,350 9,556
5884756.SQ.FTS.B, Zero Cpn, 3/07/24 ... 995 770
5884763.SQ.FTS.B, Zero Cpn, 3/07/24 ... 10,375 9,950
5884845.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,877 1,791
5884849.SQ.FTS.B, Zero Cpn, 3/07/24 ... 10,673 10,209
5884963.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,518 2,352
5884979.SQ.FTS.B, Zero Cpn, 3/07/24 ... 933 882
5884986.SQ.FTS.B, Zero Cpn, 3/07/24 ... 5,251 5,029
5885044.SQ.FTS.B, Zero Cpn, 3/07/24 ... 8,319 7,940
5885091.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,864 2,714
5885098.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,649 2,441
5885104.SQ.FTS.B, Zero Cpn, 3/07/24 ... 7,988 7,630
5885176.SQ.FTS.B, Zero Cpn, 3/07/24 ... 12,564 11,874
5885287.SQ.FTS.B, Zero Cpn, 3/07/24 ... 8,632 8,169
5885355.SQ.FTS.B, Zero Cpn, 3/07/24 ... 8,362 7,779
5885419.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,501 2,388
5885443.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,004 776
5885450.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,182 2,080
5885470.SQ.FTS.B, Zero Cpn, 3/07/24 ... 5,079 4,821
5885554.SQ.FTS.B, Zero Cpn, 3/07/24 ... 6,086 5,552
5885586.SQ.FTS.B, Zero Cpn, 3/07/24 ... 17,641 16,408
5885666.SQ.FTS.B, Zero Cpn, 3/07/24 ... 6,088 5,753
5885687.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,732 2,604
5885725.SQ.FTS.B, Zero Cpn, 3/07/24 ... 3,104 2,915
5885743.SQ.FTS.B, Zero Cpn, 3/07/24 ... 8,554 8,026
5885817.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,663 2,537
5885833.SQ.FTS.B, Zero Cpn, 3/07/24 ... 9,042 8,452
5885859.SQ.FTS.B, Zero Cpn, 3/07/24 ... 7,262 6,904
5885889.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,624 1,505
5885892.SQ.FTS.B, Zero Cpn, 3/07/24 ... 8,074 7,220
5885922.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,593 1,519
5885927.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,027 1,945
5885932.SQ.FTS.B, Zero Cpn, 3/07/24 ... 3,045 2,911
5885936.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,652 2,458
5885938.SQ.FTS.B, Zero Cpn, 3/07/24 ... 15,157 14,476

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5886006.SQ.FTS.B, Zero Cpn, 3/07/24 ... $ 14,555 $ 12,872
5887881.SQ.FTS.B, Zero Cpn, 3/08/24 ... 6,178 5,755
5887940.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,231 1,156
5887946.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,486 1,419
5887960.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,328 2,196
5887977.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,409 4,524
5888000.SQ.FTS.B, Zero Cpn, 3/08/24 ... 837 810
5888015.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,972 1,861
5888028.SQ.FTS.B, Zero Cpn, 3/08/24 ... 414 400
5888038.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,337 1,183
5888048.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,655 1,467
5888079.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,880 2,577
5888127.SQ.FTS.B, Zero Cpn, 3/08/24 ... 21,866 19,916
5888337.SQ.FTS.B, Zero Cpn, 3/08/24 ... 9,044 8,218
5888428.SQ.FTS.B, Zero Cpn, 3/08/24 ... 20,658 19,211
5888665.SQ.FTS.B, Zero Cpn, 3/08/24 ... 21,895 20,728
5888995.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,884 2,735
5889024.SQ.FTS.B, Zero Cpn, 3/08/24 ... 9,194 8,685
5889103.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,264 1,213
5889113.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,989 3,808
5889177.SQ.FTS.B, Zero Cpn, 3/08/24 ... 14,827 14,144
5889358.SQ.FTS.B, Zero Cpn, 3/08/24 ... 575 555
5889369.SQ.FTS.B, Zero Cpn, 3/08/24 ... 22,166 20,279
5889467.SQ.FTS.B, Zero Cpn, 3/08/24 ... 811 765
5889476.SQ.FTS.B, Zero Cpn, 3/08/24 ... 6,422 6,045
5889537.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,510 1,420
5889543.SQ.FTS.B, Zero Cpn, 3/08/24 ... 11,024 10,505
5889608.SQ.FTS.B, Zero Cpn, 3/08/24 ... 93,211 87,477
5890157.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,440 3,997
5890185.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,757 5,440
5890230.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,448 2,332
5890253.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,645 1,563
5890265.SQ.FTS.B, Zero Cpn, 3/08/24 ... 25,867 24,331
5890379.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,249 2,962
5890383.SQ.FTS.B, Zero Cpn, 3/08/24 ... 39,807 37,137
5890682.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,454 5,168
5890716.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,131 4,553
5890737.SQ.FTS.B, Zero Cpn, 3/08/24 ... 53,762 48,853
5891162.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,194 1,135
5891177.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,502 2,323
5891195.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,718 3,556
5891242.SQ.FTS.B, Zero Cpn, 3/09/24 ... 708 677
5891259.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,779 5,494
5891281.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,740 1,351
5891316.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,822 2,684
5891343.SQ.FTS.B, Zero Cpn, 3/09/24 ... 7,833 7,333
5891388.SQ.FTS.B, Zero Cpn, 3/09/24 ... 31,242 29,415
5891608.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,142 1,088
5891622.SQ.FTS.B, Zero Cpn, 3/09/24 ... 7,388 7,023
5891712.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,561 1,340
5891746.SQ.FTS.B, Zero Cpn, 3/09/24 ... 9,808 9,255
5891874.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,736 2,593
5891940.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,635 1,370
5891977.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,718 4,412
5892065.SQ.FTS.B, Zero Cpn, 3/09/24 ... 16,449 15,183
5892236.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,224 2,958
5892257.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,084 4,260
5892275.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,567 3,193
Description
Principal
Amount Value
Block, Inc. (continued)
5892296.SQ.FTS.B, Zero Cpn, 3/09/24 ... $ 3,181 $ 2,967
5892309.SQ.FTS.B, Zero Cpn, 3/09/24 ... 17,511 15,841
5892422.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,000 4,799
5892501.SQ.FTS.B, Zero Cpn, 3/09/24 ... 834 787
5892515.SQ.FTS.B, Zero Cpn, 3/09/24 ... 20,960 19,978
5892754.SQ.FTS.B, Zero Cpn, 3/09/24 ... 8,468 7,997
5892869.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,874 3,711
5892898.SQ.FTS.B, Zero Cpn, 3/09/24 ... 752 726
5892907.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,771 2,506
5892911.SQ.FTS.B, Zero Cpn, 3/09/24 ... 27,568 25,570
5893120.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,230 3,886
5893149.SQ.FTS.B, Zero Cpn, 3/09/24 ... 7,708 7,304
5893206.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,893 2,756
5893226.SQ.FTS.B, Zero Cpn, 3/09/24 ... 936 860
5893244.SQ.FTS.B, Zero Cpn, 3/09/24 ... 22,028 21,045
5893349.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,009 938
5893351.SQ.FTS.B, Zero Cpn, 3/09/24 ... 21,570 20,534
5893532.SQ.FTS.B, Zero Cpn, 3/09/24 ... 14,781 13,942
5893641.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,118 3,543
5893659.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,135 1,084
5893673.SQ.FTS.B, Zero Cpn, 3/09/24 ... 529 508
5893683.SQ.FTS.B, Zero Cpn, 3/09/24 ... 643 607
5893695.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,960 1,851
5893722.SQ.FTS.B, Zero Cpn, 3/09/24 ... 9,114 8,639
5893784.SQ.FTS.B, Zero Cpn, 3/09/24 ... 27,679 26,273
5893933.SQ.FTS.B, Zero Cpn, 3/09/24 ... 8,522 7,720
5894017.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,338 3,103
5894049.SQ.FTS.B, Zero Cpn, 3/09/24 ... 9,854 8,481
5894139.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,640 3,477
5894179.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,991 1,898
5894193.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,238 3,985
5894210.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,809 4,547
5894227.SQ.FTS.B, Zero Cpn, 3/09/24 ... 7,702 6,294
5894272.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,757 2,571
5894282.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,582 2,469
5894295.SQ.FTS.B, Zero Cpn, 3/09/24 ... 16,894 15,623
5894360.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,311 1,232
5894383.SQ.FTS.B, Zero Cpn, 3/10/24 ... 9,650 8,317
5894462.SQ.FTS.B, Zero Cpn, 3/10/24 ... 863 813
5894471.SQ.FTS.B, Zero Cpn, 3/10/24 ... 978 920
5894485.SQ.FTS.B, Zero Cpn, 3/10/24 ... 2,098 1,951
5894496.SQ.FTS.B, Zero Cpn, 3/10/24 ... 7,088 6,765
5894560.SQ.FTS.B, Zero Cpn, 3/10/24 ... 2,051 1,961
5894587.SQ.FTS.B, Zero Cpn, 3/10/24 ... 2,919 2,615
5894605.SQ.FTS.B, Zero Cpn, 3/10/24 ... 7,859 7,489
5894669.SQ.FTS.B, Zero Cpn, 3/10/24 ... 21,928 20,638
5894856.SQ.FTS.B, Zero Cpn, 3/10/24 ... 3,895 3,680
5894890.SQ.FTS.B, Zero Cpn, 3/10/24 ... 14,244 13,597
5895034.SQ.FTS.B, Zero Cpn, 3/10/24 ... 7,999 7,634
5895127.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,957 1,722
5895138.SQ.FTS.B, Zero Cpn, 3/11/24 ... 4,508 4,303
5895182.SQ.FTS.B, Zero Cpn, 3/11/24 ... 11,482 10,959
5895293.SQ.FTS.B, Zero Cpn, 3/11/24 ... 3,963 3,783
5895326.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,717 1,641
5895342.SQ.FTS.B, Zero Cpn, 3/11/24 ... 4,002 3,812
5895379.SQ.FTS.B, Zero Cpn, 3/11/24 ... 8,325 7,636
5895460.SQ.FTS.B, Zero Cpn, 3/11/24 ... 2,167 2,018
5895484.SQ.FTS.B, Zero Cpn, 3/11/24 ... 36,113 34,467

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5895782.SQ.FTS.B, Zero Cpn, 3/11/24 ... $ 3,247 $ 3,114
5895813.SQ.FTS.B, Zero Cpn, 3/11/24 ... 4,371 4,092
5896010.SQ.FTS.B, Zero Cpn, 3/12/24 ... 3,148 2,991
5896071.SQ.FTS.B, Zero Cpn, 3/12/24 ... 20,708 19,479
5896492.SQ.FTS.B, Zero Cpn, 3/12/24 ... 2,381 2,291
5896581.SQ.FTS.B, Zero Cpn, 3/12/24 ... 650 630
5896608.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,408 1,365
5896747.SQ.FTS.B, Zero Cpn, 3/12/24 ... 10,374 9,607
5896941.SQ.FTS.B, Zero Cpn, 3/12/24 ... 32,036 30,398
5897399.SQ.FTS.B, Zero Cpn, 3/12/24 ... 4,665 4,452
5897502.SQ.FTS.B, Zero Cpn, 3/12/24 ... 5,178 4,894
5897580.SQ.FTS.B, Zero Cpn, 3/12/24 ... 9,414 8,985
5897680.SQ.FTS.B, Zero Cpn, 3/12/24 ... 3,241 2,975
5897730.SQ.FTS.B, Zero Cpn, 3/12/24 ... 984 894
5897735.SQ.FTS.B, Zero Cpn, 3/12/24 ... 13,885 13,009
5897918.SQ.FTS.B, Zero Cpn, 3/12/24 ... 3,928 3,766
5897969.SQ.FTS.B, Zero Cpn, 3/12/24 ... 10,645 9,791
5898082.SQ.FTS.B, Zero Cpn, 3/12/24 ... 650 614
5898092.SQ.FTS.B, Zero Cpn, 3/12/24 ... 41,472 39,479
5898492.SQ.FTS.B, Zero Cpn, 3/12/24 ... 20,921 19,446
5898690.SQ.FTS.B, Zero Cpn, 3/12/24 ... 6,868 6,555
5898762.SQ.FTS.B, Zero Cpn, 3/12/24 ... 7,159 6,562
5898806.SQ.FTS.B, Zero Cpn, 3/12/24 ... 14,581 13,615
5898954.SQ.FTS.B, Zero Cpn, 3/12/24 ... 9,703 9,167
5899078.SQ.FTS.B, Zero Cpn, 3/12/24 ... 6,394 5,412
5899134.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,819 1,717
5899146.SQ.FTS.B, Zero Cpn, 3/12/24 ... 4,303 4,070
5899178.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,471 1,119
5899183.SQ.FTS.B, Zero Cpn, 3/12/24 ... 20,651 19,396
5899289.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,293 3,818
5899316.SQ.FTS.B, Zero Cpn, 3/13/24 ... 63,770 60,234
5899721.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,354 1,251
5899739.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,233 1,051
5899758.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,472 1,303
5899767.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,221 2,111
5899793.SQ.FTS.B, Zero Cpn, 3/13/24 ... 11,866 11,063
5899956.SQ.FTS.B, Zero Cpn, 3/13/24 ... 22,193 20,746
5900216.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,493 4,288
5900250.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,542 5,291
5900304.SQ.FTS.B, Zero Cpn, 3/13/24 ... 7,713 7,311
5900359.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,083 4,790
5900407.SQ.FTS.B, Zero Cpn, 3/13/24 ... 10,284 9,743
5900508.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,702 1,564
5900521.SQ.FTS.B, Zero Cpn, 3/13/24 ... 478 454
5900522.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,161 894
5900529.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,032 1,946
5900556.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,499 2,367
5900588.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,289 2,104
5900606.SQ.FTS.B, Zero Cpn, 3/13/24 ... 36,511 34,460
5900917.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,599 1,309
5900919.SQ.FTS.B, Zero Cpn, 3/13/24 ... 9,361 8,246
5900966.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,389 2,061
5900976.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,565 2,441
5900991.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,448 3,393
5901016.SQ.FTS.B, Zero Cpn, 3/13/24 ... 9,228 8,275
5901088.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,963 1,882
5901099.SQ.FTS.B, Zero Cpn, 3/13/24 ... 8,936 8,468
5901182.SQ.FTS.B, Zero Cpn, 3/13/24 ... 25,203 23,830
Description
Principal
Amount Value
Block, Inc. (continued)
5901404.SQ.FTS.B, Zero Cpn, 3/13/24 ... $ 4,127 $ 3,952
5901426.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,835 1,635
5901441.SQ.FTS.B, Zero Cpn, 3/13/24 ... 7,956 7,587
5901492.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,858 4,646
5901517.SQ.FTS.B, Zero Cpn, 3/13/24 ... 27,372 25,994
5901687.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,601 1,435
5901700.SQ.FTS.B, Zero Cpn, 3/13/24 ... 841 811
5901707.SQ.FTS.B, Zero Cpn, 3/13/24 ... 7,939 7,496
5901773.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,644 2,408
5901786.SQ.FTS.B, Zero Cpn, 3/13/24 ... 6,934 6,292
5901819.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,587 1,440
5901834.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,649 4,817
5901856.SQ.FTS.B, Zero Cpn, 3/13/24 ... 12,501 9,636
5901917.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,591 2,282
5901924.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,861 2,669
5901949.SQ.FTS.B, Zero Cpn, 3/13/24 ... 11,873 11,286
5901991.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,312 3,867
5902007.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,240 948
5902014.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,413 5,041
5902039.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,574 3,878
5902049.SQ.FTS.B, Zero Cpn, 3/13/24 ... 7,792 7,382
5902066.SQ.FTS.B, Zero Cpn, 3/13/24 ... 41,589 39,236
5902249.SQ.FTS.B, Zero Cpn, 3/14/24 ... 7,470 7,102
5902308.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,329 1,243
5902335.SQ.FTS.B, Zero Cpn, 3/14/24 ... 12,407 11,517
5902415.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,884 1,667
5902445.SQ.FTS.B, Zero Cpn, 3/14/24 ... 5,286 5,006
5902469.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,810 3,615
5902501.SQ.FTS.B, Zero Cpn, 3/14/24 ... 28,796 27,371
5902767.SQ.FTS.B, Zero Cpn, 3/14/24 ... 6,639 6,288
5902851.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,559 1,488
5902878.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,098 1,053
5902884.SQ.FTS.B, Zero Cpn, 3/14/24 ... 5,060 4,711
5902958.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,390 1,320
5902979.SQ.FTS.B, Zero Cpn, 3/14/24 ... 4,501 4,256
5903010.SQ.FTS.B, Zero Cpn, 3/14/24 ... 826 790
5903028.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,442 3,284
5903062.SQ.FTS.B, Zero Cpn, 3/14/24 ... 6,111 5,447
5903135.SQ.FTS.B, Zero Cpn, 3/14/24 ... 587 565
5903150.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,927 2,778
5903174.SQ.FTS.B, Zero Cpn, 3/14/24 ... 4,269 4,057
5903220.SQ.FTS.B, Zero Cpn, 3/14/24 ... 749 686
5903234.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,151 8,407
5903314.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,422 1,296
5903317.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,433 8,931
5903400.SQ.FTS.B, Zero Cpn, 3/14/24 ... 5,630 5,250
5903462.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,522 1,434
5903481.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,635 3,437
5903502.SQ.FTS.B, Zero Cpn, 3/14/24 ... 8,023 7,610
5903573.SQ.FTS.B, Zero Cpn, 3/14/24 ... 6,205 5,921
5903617.SQ.FTS.B, Zero Cpn, 3/14/24 ... 53,872 50,068
5903910.SQ.FTS.B, Zero Cpn, 3/14/24 ... 11,094 10,192
5904042.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,158 2,032
5904049.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,557 2,295
5904081.SQ.FTS.B, Zero Cpn, 3/14/24 ... 5,751 5,244
5904114.SQ.FTS.B, Zero Cpn, 3/14/24 ... 10,203 9,720
5904244.SQ.FTS.B, Zero Cpn, 3/14/24 ... 4,525 4,306
5904289.SQ.FTS.B, Zero Cpn, 3/14/24 ... 83,638 79,589

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5904942.SQ.FTS.B, Zero Cpn, 3/14/24 ... $ 1,310 $ 1,257
5904955.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,696 1,608
5904956.SQ.FTS.B, Zero Cpn, 3/14/24 ... 16,228 15,265
5905115.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,344 8,799
5906769.SQ.FTS.B, Zero Cpn, 3/15/24 ... 805 766
5906778.SQ.FTS.B, Zero Cpn, 3/15/24 ... 40,267 38,086
5907242.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,075 3,719
5907307.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,986 4,614
5907426.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,936 1,775
5907483.SQ.FTS.B, Zero Cpn, 3/15/24 ... 9,840 9,124
5907604.SQ.FTS.B, Zero Cpn, 3/15/24 ... 8,038 7,711
5907705.SQ.FTS.B, Zero Cpn, 3/15/24 ... 326 313
5907725.SQ.FTS.B, Zero Cpn, 3/15/24 ... 871 818
5907741.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,395 1,267
5907757.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,932 1,828
5907771.SQ.FTS.B, Zero Cpn, 3/15/24 ... 38,312 35,613
5908150.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,052 2,844
5908193.SQ.FTS.B, Zero Cpn, 3/15/24 ... 600 512
5908194.SQ.FTS.B, Zero Cpn, 3/15/24 ... 10,710 10,013
5908332.SQ.FTS.B, Zero Cpn, 3/15/24 ... 20,138 19,105
5908463.SQ.FTS.B, Zero Cpn, 3/15/24 ... 5,497 5,141
5908497.SQ.FTS.B, Zero Cpn, 3/15/24 ... 7,552 6,905
5908548.SQ.FTS.B, Zero Cpn, 3/15/24 ... 6,111 5,557
5908611.SQ.FTS.B, Zero Cpn, 3/15/24 ... 31,748 28,497
5908772.SQ.FTS.B, Zero Cpn, 3/15/24 ... 5,844 5,550
5908792.SQ.FTS.B, Zero Cpn, 3/15/24 ... 5,340 5,074
5908815.SQ.FTS.B, Zero Cpn, 3/15/24 ... 9,363 8,815
5908839.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,852 1,749
5908855.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,977 1,795
5908863.SQ.FTS.B, Zero Cpn, 3/15/24 ... 5,502 5,230
5908874.SQ.FTS.B, Zero Cpn, 3/15/24 ... 687 640
5908891.SQ.FTS.B, Zero Cpn, 3/15/24 ... 11,795 10,884
5908946.SQ.FTS.B, Zero Cpn, 3/15/24 ... 30,390 28,902
5909268.SQ.FTS.B, Zero Cpn, 3/15/24 ... 10,133 9,718
5909420.SQ.FTS.B, Zero Cpn, 3/15/24 ... 16,770 14,170
5909634.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,217 1,133
5909645.SQ.FTS.B, Zero Cpn, 3/15/24 ... 10,652 10,029
5909726.SQ.FTS.B, Zero Cpn, 3/15/24 ... 7,054 6,458
5909844.SQ.FTS.B, Zero Cpn, 3/15/24 ... 24,518 22,881
5910120.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,715 1,497
5910144.SQ.FTS.B, Zero Cpn, 3/16/24 ... 4,352 4,033
5910195.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,327 2,174
5910232.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,873 2,476
5910293.SQ.FTS.B, Zero Cpn, 3/16/24 ... 8,252 7,799
5910379.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,406 5,156
5910423.SQ.FTS.B, Zero Cpn, 3/16/24 ... 25,225 23,587
5910623.SQ.FTS.B, Zero Cpn, 3/16/24 ... 952 894
5910628.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,977 1,871
5910647.SQ.FTS.B, Zero Cpn, 3/16/24 ... 7,733 7,325
5910801.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,527 3,325
5910821.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,872 3,649
5910856.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,077 1,895
5910875.SQ.FTS.B, Zero Cpn, 3/16/24 ... 12,273 11,589
5911052.SQ.FTS.B, Zero Cpn, 3/16/24 ... 8,114 7,404
5911132.SQ.FTS.B, Zero Cpn, 3/16/24 ... 31,967 27,233
5911370.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,067 1,956
5911382.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,720 2,544
5911424.SQ.FTS.B, Zero Cpn, 3/16/24 ... 6,740 5,596
Description
Principal
Amount Value
Block, Inc. (continued)
5911509.SQ.FTS.B, Zero Cpn, 3/16/24 ... $ 3,863 $ 3,548
5911520.SQ.FTS.B, Zero Cpn, 3/16/24 ... 91,871 84,969
5912076.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,792 5,475
5912125.SQ.FTS.B, Zero Cpn, 3/16/24 ... 860 815
5912128.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,319 1,152
5912156.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,796 3,587
5912205.SQ.FTS.B, Zero Cpn, 3/16/24 ... 9,800 9,272
5912313.SQ.FTS.B, Zero Cpn, 3/16/24 ... 19,589 18,615
5912428.SQ.FTS.B, Zero Cpn, 3/16/24 ... 7,775 7,108
5912454.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,265 1,880
5912459.SQ.FTS.B, Zero Cpn, 3/16/24 ... 10,043 9,142
5912511.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,505 2,339
5912545.SQ.FTS.B, Zero Cpn, 3/16/24 ... 16,659 15,837
5912608.SQ.FTS.B, Zero Cpn, 3/16/24 ... 15,395 14,444
5912691.SQ.FTS.B, Zero Cpn, 3/16/24 ... 6,305 6,014
5912708.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,720 5,135
5912716.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,785 3,645
5912751.SQ.FTS.B, Zero Cpn, 3/16/24 ... 83,760 79,282
5913174.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,263 4,791
5913211.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,023 928
5913213.SQ.FTS.B, Zero Cpn, 3/16/24 ... 56,798 52,490
5913409.SQ.FTS.B, Zero Cpn, 3/17/24 ... 12,741 12,058
5913480.SQ.FTS.B, Zero Cpn, 3/17/24 ... 6,960 6,615
5913531.SQ.FTS.B, Zero Cpn, 3/17/24 ... 541 521
5913536.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,560 1,449
5913545.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,900 1,798
5913554.SQ.FTS.B, Zero Cpn, 3/17/24 ... 3,940 3,729
5913568.SQ.FTS.B, Zero Cpn, 3/17/24 ... 4,326 4,088
5913584.SQ.FTS.B, Zero Cpn, 3/17/24 ... 559 538
5913591.SQ.FTS.B, Zero Cpn, 3/17/24 ... 3,834 3,509
5913605.SQ.FTS.B, Zero Cpn, 3/17/24 ... 10,804 10,303
5913668.SQ.FTS.B, Zero Cpn, 3/17/24 ... 21,744 20,330
5913791.SQ.FTS.B, Zero Cpn, 3/17/24 ... 29,048 27,564
5913964.SQ.FTS.B, Zero Cpn, 3/17/24 ... 28,130 26,457
5914148.SQ.FTS.B, Zero Cpn, 3/18/24 ... 5,184 4,944
5914175.SQ.FTS.B, Zero Cpn, 3/18/24 ... 6,296 5,982
5914204.SQ.FTS.B, Zero Cpn, 3/18/24 ... 4,811 4,511
5914237.SQ.FTS.B, Zero Cpn, 3/18/24 ... 3,714 3,515
5914256.SQ.FTS.B, Zero Cpn, 3/18/24 ... 4,851 4,620
5914291.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,772 2,538
5914309.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,724 2,567
5914332.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,818 1,697
5914346.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,505 1,375
5914353.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,294 2,185
5914367.SQ.FTS.B, Zero Cpn, 3/18/24 ... 8,288 7,828
5914422.SQ.FTS.B, Zero Cpn, 3/18/24 ... 13,174 12,435
5914514.SQ.FTS.B, Zero Cpn, 3/18/24 ... 5,515 5,240
5914544.SQ.FTS.B, Zero Cpn, 3/18/24 ... 28,467 26,993
5914747.SQ.FTS.B, Zero Cpn, 3/18/24 ... 858 778
5914759.SQ.FTS.B, Zero Cpn, 3/18/24 ... 9,747 9,144
5915002.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,207 2,912
5915074.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,539 2,438
5915132.SQ.FTS.B, Zero Cpn, 3/19/24 ... 14,767 14,022
5915299.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,584 1,449
5915329.SQ.FTS.B, Zero Cpn, 3/19/24 ... 7,686 7,158
5915448.SQ.FTS.B, Zero Cpn, 3/19/24 ... 9,619 9,173
5915638.SQ.FTS.B, Zero Cpn, 3/19/24 ... 21,350 20,187
5915941.SQ.FTS.B, Zero Cpn, 3/19/24 ... 471 446

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5915942.SQ.FTS.B, Zero Cpn, 3/19/24 ... $ 3,042 $ 2,878
5915996.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,550 1,472
5916019.SQ.FTS.B, Zero Cpn, 3/19/24 ... 13,218 12,604
5916129.SQ.FTS.B, Zero Cpn, 3/19/24 ... 6,088 5,649
5916186.SQ.FTS.B, Zero Cpn, 3/19/24 ... 5,919 5,174
5916247.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,947 2,742
5916276.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,853 1,676
5916304.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,942 2,739
5916342.SQ.FTS.B, Zero Cpn, 3/19/24 ... 13,570 12,752
5916973.SQ.FTS.B, Zero Cpn, 3/19/24 ... 24,497 22,482
5917211.SQ.FTS.B, Zero Cpn, 3/19/24 ... 766 569
5917212.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,366 2,156
5917244.SQ.FTS.B, Zero Cpn, 3/19/24 ... 9,236 8,792
5917300.SQ.FTS.B, Zero Cpn, 3/19/24 ... 17,282 14,708
5917377.SQ.FTS.B, Zero Cpn, 3/19/24 ... 6,956 5,945
5917413.SQ.FTS.B, Zero Cpn, 3/19/24 ... 5,617 5,240
5917445.SQ.FTS.B, Zero Cpn, 3/19/24 ... 926 876
5917447.SQ.FTS.B, Zero Cpn, 3/19/24 ... 8,926 8,427
5917521.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,307 2,200
5917557.SQ.FTS.B, Zero Cpn, 3/19/24 ... 5,102 4,866
5917647.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,291 3,123
5917677.SQ.FTS.B, Zero Cpn, 3/19/24 ... 9,244 8,816
5917739.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,856 4,604
5917812.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,197 2,973
5917841.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,765 1,664
5917844.SQ.FTS.B, Zero Cpn, 3/19/24 ... 6,332 5,994
5917893.SQ.FTS.B, Zero Cpn, 3/19/24 ... 26,864 25,324
5918205.SQ.FTS.B, Zero Cpn, 3/19/24 ... 960 880
5918223.SQ.FTS.B, Zero Cpn, 3/19/24 ... 36,995 34,924
5918423.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,723 1,554
5918434.SQ.FTS.B, Zero Cpn, 3/19/24 ... 6,210 5,923
5918481.SQ.FTS.B, Zero Cpn, 3/19/24 ... 14,308 13,357
5918570.SQ.FTS.B, Zero Cpn, 3/19/24 ... 936 728
5918572.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,107 1,040
5918616.SQ.FTS.B, Zero Cpn, 3/20/24 ... 9,910 9,373
5918659.SQ.FTS.B, Zero Cpn, 3/20/24 ... 5,314 5,079
5918675.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,125 1,076
5918679.SQ.FTS.B, Zero Cpn, 3/20/24 ... 37,090 34,766
5918781.SQ.FTS.B, Zero Cpn, 3/20/24 ... 20,468 19,494
5918939.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,825 4,600
5918972.SQ.FTS.B, Zero Cpn, 3/20/24 ... 10,759 10,032
5919133.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,579 1,429
5919170.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,895 4,485
5919209.SQ.FTS.B, Zero Cpn, 3/20/24 ... 7,588 7,067
5919284.SQ.FTS.B, Zero Cpn, 3/20/24 ... 21,473 16,777
5919520.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,789 2,575
5919534.SQ.FTS.B, Zero Cpn, 3/20/24 ... 45,694 42,671
5919716.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,780 4,448
5919756.SQ.FTS.B, Zero Cpn, 3/20/24 ... 15,616 14,644
5919870.SQ.FTS.B, Zero Cpn, 3/20/24 ... 46,323 43,554
5920876.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,783 1,702
5920879.SQ.FTS.B, Zero Cpn, 3/20/24 ... 15,188 14,204
5920941.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,878 3,689
5920983.SQ.FTS.B, Zero Cpn, 3/20/24 ... 9,134 8,725
5921079.SQ.FTS.B, Zero Cpn, 3/20/24 ... 10,298 9,774
5921137.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,731 4,459
5921196.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,400 3,242
5921208.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,360 1,285
Description
Principal
Amount Value
Block, Inc. (continued)
5921230.SQ.FTS.B, Zero Cpn, 3/20/24 ... $ 68,065 $ 64,316
5921808.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,092 943
5921812.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,669 1,593
5921829.SQ.FTS.B, Zero Cpn, 3/20/24 ... 7,794 7,457
5921891.SQ.FTS.B, Zero Cpn, 3/20/24 ... 9,818 9,296
5921964.SQ.FTS.B, Zero Cpn, 3/20/24 ... 643 609
5921976.SQ.FTS.B, Zero Cpn, 3/20/24 ... 8,090 7,534
5922013.SQ.FTS.B, Zero Cpn, 3/20/24 ... 8,341 7,938
5922077.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,239 1,749
5922100.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,135 3,946
5922202.SQ.FTS.B, Zero Cpn, 3/20/24 ... 611 577
5922218.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,969 2,816
5922258.SQ.FTS.B, Zero Cpn, 3/20/24 ... 885 807
5922279.SQ.FTS.B, Zero Cpn, 3/20/24 ... 16,881 15,737
5922458.SQ.FTS.B, Zero Cpn, 3/20/24 ... 651 628
5922465.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,182 3,948
5922508.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,355 1,263
5922520.SQ.FTS.B, Zero Cpn, 3/20/24 ... 7,764 7,277
5922585.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,154 1,886
5922628.SQ.FTS.B, Zero Cpn, 3/21/24 ... 6,344 5,792
5922671.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,596 1,527
5922681.SQ.FTS.B, Zero Cpn, 3/21/24 ... 24,117 22,240
5922830.SQ.FTS.B, Zero Cpn, 3/21/24 ... 13,434 12,307
5922947.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,279 2,014
5922964.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,141 2,040
5922980.SQ.FTS.B, Zero Cpn, 3/21/24 ... 5,196 4,898
5922998.SQ.FTS.B, Zero Cpn, 3/21/24 ... 12,499 11,684
5923064.SQ.FTS.B, Zero Cpn, 3/21/24 ... 4,985 4,708
5923096.SQ.FTS.B, Zero Cpn, 3/21/24 ... 9,031 8,142
5923163.SQ.FTS.B, Zero Cpn, 3/21/24 ... 5,816 5,482
5923212.SQ.FTS.B, Zero Cpn, 3/21/24 ... 24,552 22,488
5923397.SQ.FTS.B, Zero Cpn, 3/21/24 ... 26,759 25,023
5923551.SQ.FTS.B, Zero Cpn, 3/21/24 ... 30,796 29,262
5923853.SQ.FTS.B, Zero Cpn, 3/21/24 ... 67,108 63,736
5924201.SQ.FTS.B, Zero Cpn, 3/21/24 ... 30,514 29,043
5924373.SQ.FTS.B, Zero Cpn, 3/21/24 ... 8,293 7,801
5924408.SQ.FTS.B, Zero Cpn, 3/21/24 ... 5,626 5,150
5924448.SQ.FTS.B, Zero Cpn, 3/21/24 ... 5,165 4,924
5924501.SQ.FTS.B, Zero Cpn, 3/21/24 ... 22,756 20,985
5924774.SQ.FTS.B, Zero Cpn, 3/21/24 ... 8,224 7,839
5924839.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,835 1,427
5924856.SQ.FTS.B, Zero Cpn, 3/21/24 ... 15,976 15,256
5925002.SQ.FTS.B, Zero Cpn, 3/21/24 ... 8,590 8,119
5925120.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,416 3,202
5925145.SQ.FTS.B, Zero Cpn, 3/21/24 ... 10,334 9,781
5925210.SQ.FTS.B, Zero Cpn, 3/21/24 ... 6,796 6,403
5925242.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,852 1,778
5925265.SQ.FTS.B, Zero Cpn, 3/21/24 ... 26,975 25,153
5925398.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,564 1,431
5925411.SQ.FTS.B, Zero Cpn, 3/21/24 ... 8,019 7,625
5925448.SQ.FTS.B, Zero Cpn, 3/21/24 ... 7,553 7,172
5927006.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,539 6,265
5927086.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,498 1,419
5927092.SQ.FTS.B, Zero Cpn, 3/22/24 ... 41,805 37,880
5927418.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,663 1,522
5927439.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,140 5,365
5927497.SQ.FTS.B, Zero Cpn, 3/22/24 ... 11,881 11,279
5927655.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,782 2,652

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5927683.SQ.FTS.B, Zero Cpn, 3/22/24 ... $ 4,609 $ 4,212
5927749.SQ.FTS.B, Zero Cpn, 3/22/24 ... 22,357 21,258
5928059.SQ.FTS.B, Zero Cpn, 3/22/24 ... 7,284 6,948
5928154.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,802 2,563
5928185.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,936 3,669
5928235.SQ.FTS.B, Zero Cpn, 3/22/24 ... 7,726 7,303
5928324.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,383 2,220
5928362.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,513 6,023
5928478.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,773 5,636
5928571.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,619 2,468
5928614.SQ.FTS.B, Zero Cpn, 3/22/24 ... 15,006 14,156
5928717.SQ.FTS.B, Zero Cpn, 3/22/24 ... 25,177 24,154
5928965.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,413 5,004
5928998.SQ.FTS.B, Zero Cpn, 3/22/24 ... 8,132 7,590
5929037.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,376 3,119
5929051.SQ.FTS.B, Zero Cpn, 3/22/24 ... 16,976 15,825
5929252.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,707 6,332
5929317.SQ.FTS.B, Zero Cpn, 3/22/24 ... 4,052 3,884
5929379.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,617 2,398
5929405.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,791 2,618
5929441.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,020 2,897
5929479.SQ.FTS.B, Zero Cpn, 3/22/24 ... 23,406 22,240
5929628.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,809 5,545
5929652.SQ.FTS.B, Zero Cpn, 3/22/24 ... 13,046 12,186
5929789.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,027 984
5929802.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,499 2,992
5929821.SQ.FTS.B, Zero Cpn, 3/22/24 ... 966 909
5929845.SQ.FTS.B, Zero Cpn, 3/22/24 ... 12,285 11,614
5929950.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,491 2,029
5929985.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,999 2,852
5930011.SQ.FTS.B, Zero Cpn, 3/22/24 ... 46,185 43,245
5930417.SQ.FTS.B, Zero Cpn, 3/22/24 ... 16,614 15,188
5930452.SQ.FTS.B, Zero Cpn, 3/22/24 ... 23,416 22,257
5930522.SQ.FTS.B, Zero Cpn, 3/22/24 ... 45,048 42,765
5930774.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,828 2,706
5930784.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,300 2,102
5930806.SQ.FTS.B, Zero Cpn, 3/23/24 ... 95,506 90,223
5931784.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,291 2,099
5931817.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,738 2,576
5931840.SQ.FTS.B, Zero Cpn, 3/23/24 ... 9,100 8,712
5931912.SQ.FTS.B, Zero Cpn, 3/23/24 ... 6,219 5,881
5931958.SQ.FTS.B, Zero Cpn, 3/23/24 ... 8,645 8,119
5932020.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,635 3,191
5932034.SQ.FTS.B, Zero Cpn, 3/23/24 ... 9,771 9,222
5932127.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,058 1,829
5932129.SQ.FTS.B, Zero Cpn, 3/23/24 ... 10,476 9,948
5932313.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,128 2,876
5932401.SQ.FTS.B, Zero Cpn, 3/23/24 ... 4,911 4,399
5932495.SQ.FTS.B, Zero Cpn, 3/23/24 ... 25,116 23,648
5932800.SQ.FTS.B, Zero Cpn, 3/23/24 ... 8,754 8,281
5932893.SQ.FTS.B, Zero Cpn, 3/23/24 ... 8,525 8,146
5932982.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,501 3,196
5933002.SQ.FTS.B, Zero Cpn, 3/23/24 ... 6,217 5,704
5933053.SQ.FTS.B, Zero Cpn, 3/23/24 ... 18,231 17,023
5933209.SQ.FTS.B, Zero Cpn, 3/23/24 ... 7,386 6,867
5933272.SQ.FTS.B, Zero Cpn, 3/23/24 ... 6,477 6,066
5933345.SQ.FTS.B, Zero Cpn, 3/23/24 ... 993 923
5933356.SQ.FTS.B, Zero Cpn, 3/23/24 ... 968 925
Description
Principal
Amount Value
Block, Inc. (continued)
5933359.SQ.FTS.B, Zero Cpn, 3/23/24 ... $ 4,048 $ 3,742
5933399.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,518 1,900
5933410.SQ.FTS.B, Zero Cpn, 3/23/24 ... 10,831 10,376
5933581.SQ.FTS.B, Zero Cpn, 3/23/24 ... 5,985 5,629
5933611.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,728 1,612
5933625.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,964 1,796
5933642.SQ.FTS.B, Zero Cpn, 3/23/24 ... 5,144 4,866
5933692.SQ.FTS.B, Zero Cpn, 3/23/24 ... 7,798 6,137
5933757.SQ.FTS.B, Zero Cpn, 3/23/24 ... 12,457 11,573
5933891.SQ.FTS.B, Zero Cpn, 3/24/24 ... 4,887 4,632
5933912.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,100 4,849
5933940.SQ.FTS.B, Zero Cpn, 3/24/24 ... 9,277 8,772
5933975.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,349 1,266
5933982.SQ.FTS.B, Zero Cpn, 3/24/24 ... 13,792 12,971
5934045.SQ.FTS.B, Zero Cpn, 3/24/24 ... 3,941 3,729
5934072.SQ.FTS.B, Zero Cpn, 3/24/24 ... 21,727 20,584
5934226.SQ.FTS.B, Zero Cpn, 3/24/24 ... 13,196 12,630
5934298.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,715 5,224
5934325.SQ.FTS.B, Zero Cpn, 3/24/24 ... 2,461 2,351
5934335.SQ.FTS.B, Zero Cpn, 3/24/24 ... 8,720 8,247
5934372.SQ.FTS.B, Zero Cpn, 3/24/24 ... 41,032 38,816
5934549.SQ.FTS.B, Zero Cpn, 3/24/24 ... 3,007 2,884
5934564.SQ.FTS.B, Zero Cpn, 3/24/24 ... 3,321 3,181
5934585.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,406 2,257
5934604.SQ.FTS.B, Zero Cpn, 3/25/24 ... 11,904 11,250
5934653.SQ.FTS.B, Zero Cpn, 3/25/24 ... 1,005 960
5934664.SQ.FTS.B, Zero Cpn, 3/25/24 ... 1,674 1,582
5934672.SQ.FTS.B, Zero Cpn, 3/25/24 ... 1,218 1,143
5934675.SQ.FTS.B, Zero Cpn, 3/25/24 ... 6,379 5,948
5934700.SQ.FTS.B, Zero Cpn, 3/25/24 ... 7,820 7,265
5934729.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,269 2,120
5934734.SQ.FTS.B, Zero Cpn, 3/25/24 ... 3,519 3,206
5934756.SQ.FTS.B, Zero Cpn, 3/25/24 ... 11,745 11,107
5934829.SQ.FTS.B, Zero Cpn, 3/25/24 ... 1,265 1,057
5934834.SQ.FTS.B, Zero Cpn, 3/25/24 ... 6,427 6,091
5934873.SQ.FTS.B, Zero Cpn, 3/25/24 ... 3,372 3,110
5934899.SQ.FTS.B, Zero Cpn, 3/25/24 ... 922 865
5934904.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,493 2,338
5934929.SQ.FTS.B, Zero Cpn, 3/25/24 ... 13,821 13,062
5935017.SQ.FTS.B, Zero Cpn, 3/25/24 ... 10,994 10,375
5935073.SQ.FTS.B, Zero Cpn, 3/25/24 ... 4,174 3,929
5935106.SQ.FTS.B, Zero Cpn, 3/25/24 ... 17,671 16,633
5935418.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,433 3,226
5935455.SQ.FTS.B, Zero Cpn, 3/26/24 ... 19,411 18,468
5935665.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,728 1,645
5935705.SQ.FTS.B, Zero Cpn, 3/26/24 ... 4,389 4,167
5935798.SQ.FTS.B, Zero Cpn, 3/26/24 ... 19,799 18,878
5936121.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,344 2,224
5936137.SQ.FTS.B, Zero Cpn, 3/26/24 ... 15,791 14,938
5936283.SQ.FTS.B, Zero Cpn, 3/26/24 ... 11,761 11,122
5936973.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,028 962
5936987.SQ.FTS.B, Zero Cpn, 3/26/24 ... 728 684
5936991.SQ.FTS.B, Zero Cpn, 3/26/24 ... 4,425 4,160
5937037.SQ.FTS.B, Zero Cpn, 3/26/24 ... 28,256 24,868
5937199.SQ.FTS.B, Zero Cpn, 3/26/24 ... 12,010 11,048
5937303.SQ.FTS.B, Zero Cpn, 3/26/24 ... 58,972 56,183
5937879.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,296 1,226
5937897.SQ.FTS.B, Zero Cpn, 3/26/24 ... 29,282 27,197

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5938180.SQ.FTS.B, Zero Cpn, 3/26/24 ... $ 1,556 $ 1,349
5938200.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,176 2,744
5938274.SQ.FTS.B, Zero Cpn, 3/26/24 ... 40,354 38,257
5938570.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,962 1,872
5938591.SQ.FTS.B, Zero Cpn, 3/26/24 ... 39,118 36,941
5939020.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,609 3,349
5939024.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,939 3,624
5939026.SQ.FTS.B, Zero Cpn, 3/26/24 ... 5,149 4,906
5939055.SQ.FTS.B, Zero Cpn, 3/26/24 ... 11,194 10,468
5939154.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,636 1,559
5939191.SQ.FTS.B, Zero Cpn, 3/27/24 ... 956 916
5939217.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,569 4,336
5939259.SQ.FTS.B, Zero Cpn, 3/27/24 ... 44,729 42,130
5939467.SQ.FTS.B, Zero Cpn, 3/27/24 ... 35,080 33,433
5939540.SQ.FTS.B, Zero Cpn, 3/27/24 ... 11,415 10,874
5939562.SQ.FTS.B, Zero Cpn, 3/27/24 ... 9,389 8,989
5939628.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,711 2,548
5939649.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,083 3,881
5939669.SQ.FTS.B, Zero Cpn, 3/27/24 ... 6,012 5,597
5939698.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,265 3,060
5939714.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,270 2,009
5939726.SQ.FTS.B, Zero Cpn, 3/27/24 ... 8,042 7,180
5939756.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,227 3,990
5939777.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,165 3,970
5939808.SQ.FTS.B, Zero Cpn, 3/27/24 ... 35,244 33,395
5940093.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,943 2,802
5940105.SQ.FTS.B, Zero Cpn, 3/27/24 ... 8,168 7,781
5940188.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,322 3,045
5940194.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,283 4,080
5940234.SQ.FTS.B, Zero Cpn, 3/27/24 ... 5,500 5,112
5940255.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,483 1,378
5940261.SQ.FTS.B, Zero Cpn, 3/27/24 ... 11,272 10,639
5940306.SQ.FTS.B, Zero Cpn, 3/27/24 ... 5,084 4,807
5940311.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,406 1,275
5940319.SQ.FTS.B, Zero Cpn, 3/27/24 ... 8,341 7,946
5940354.SQ.FTS.B, Zero Cpn, 3/27/24 ... 638 610
5940356.SQ.FTS.B, Zero Cpn, 3/27/24 ... 6,603 6,175
5940393.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,884 1,752
5940404.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,134 2,887
5940438.SQ.FTS.B, Zero Cpn, 3/27/24 ... 6,014 5,370
5940464.SQ.FTS.B, Zero Cpn, 3/27/24 ... 8,304 7,768
5940548.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,983 2,854
5940550.SQ.FTS.B, Zero Cpn, 3/27/24 ... 79,298 73,607
5940790.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,410 4,202
5940808.SQ.FTS.B, Zero Cpn, 3/27/24 ... 35,245 33,417
5940897.SQ.FTS.B, Zero Cpn, 3/27/24 ... 17,033 16,227
5940934.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,103 2,916
5940973.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,474 1,332
5940983.SQ.FTS.B, Zero Cpn, 3/27/24 ... 41,407 38,532
5941326.SQ.FTS.B, Zero Cpn, 3/27/24 ... 18,949 17,509
5941411.SQ.FTS.B, Zero Cpn, 3/27/24 ... 9,919 9,359
5942909.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,896 2,709
5942921.SQ.FTS.B, Zero Cpn, 3/28/24 ... 25,268 23,530
5943061.SQ.FTS.B, Zero Cpn, 3/28/24 ... 328 293
5943062.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,461 1,355
5943072.SQ.FTS.B, Zero Cpn, 3/28/24 ... 9,946 9,331
5943111.SQ.FTS.B, Zero Cpn, 3/28/24 ... 14,311 13,382
5943194.SQ.FTS.B, Zero Cpn, 3/28/24 ... 8,953 8,409
Description
Principal
Amount Value
Block, Inc. (continued)
5943272.SQ.FTS.B, Zero Cpn, 3/28/24 ... $ 9,200 $ 8,715
5943341.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,546 1,440
5943359.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,663 5,247
5943394.SQ.FTS.B, Zero Cpn, 3/28/24 ... 6,461 6,055
5943436.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,840 2,643
5943468.SQ.FTS.B, Zero Cpn, 3/28/24 ... 21,036 19,828
5943735.SQ.FTS.B, Zero Cpn, 3/28/24 ... 690 641
5943745.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,122 3,811
5943777.SQ.FTS.B, Zero Cpn, 3/28/24 ... 11,742 10,995
5943878.SQ.FTS.B, Zero Cpn, 3/28/24 ... 10,230 9,547
5944013.SQ.FTS.B, Zero Cpn, 3/28/24 ... 10,105 9,525
5944090.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,260 4,952
5944125.SQ.FTS.B, Zero Cpn, 3/28/24 ... 26,002 24,356
5944352.SQ.FTS.B, Zero Cpn, 3/28/24 ... 16,030 14,924
5944471.SQ.FTS.B, Zero Cpn, 3/28/24 ... 19,022 17,665
5944568.SQ.FTS.B, Zero Cpn, 3/28/24 ... 11,033 10,158
5944662.SQ.FTS.B, Zero Cpn, 3/28/24 ... 65,023 61,553
5945100.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,657 3,375
5945127.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,883 4,550
5945156.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,710 5,256
5945194.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,205 2,072
5945212.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,264 2,087
5945223.SQ.FTS.B, Zero Cpn, 3/28/24 ... 8,949 8,360
5945259.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,526 1,406
5945268.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,428 2,233
5945275.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,000 914
5945280.SQ.FTS.B, Zero Cpn, 3/28/24 ... 16,918 15,775
5945358.SQ.FTS.B, Zero Cpn, 3/28/24 ... 55,286 52,304
5945571.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,463 5,040
5945597.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,749 3,549
5945616.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,014 2,827
5945636.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,339 1,260
5945639.SQ.FTS.B, Zero Cpn, 3/28/24 ... 13,890 13,097
5945709.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,640 1,507
5945717.SQ.FTS.B, Zero Cpn, 3/28/24 ... 7,127 6,569
5945736.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,665 4,350
5945750.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,726 1,581
5945766.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,735 2,556
5945768.SQ.FTS.B, Zero Cpn, 3/28/24 ... 9,737 9,067
5945846.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,016 1,852
5948342.SQ.FTS.B, Zero Cpn, 3/29/24 ... 19,344 17,948
5948526.SQ.FTS.B, Zero Cpn, 3/29/24 ... 5,130 4,814
5948624.SQ.FTS.B, Zero Cpn, 3/29/24 ... 19,233 18,186
5949133.SQ.FTS.B, Zero Cpn, 3/29/24 ... 3,048 2,804
5949190.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,841 2,656
5949286.SQ.FTS.B, Zero Cpn, 3/29/24 ... 10,430 9,798
5949818.SQ.FTS.B, Zero Cpn, 3/29/24 ... 7,374 6,940
5949950.SQ.FTS.B, Zero Cpn, 3/29/24 ... 3,267 3,030
5950020.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,385 2,204
5950082.SQ.FTS.B, Zero Cpn, 3/29/24 ... 30,066 28,148
5950367.SQ.FTS.B, Zero Cpn, 3/29/24 ... 65,937 61,797
5950984.SQ.FTS.B, Zero Cpn, 3/29/24 ... 55,541 51,812
5951890.SQ.FTS.B, Zero Cpn, 3/29/24 ... 10,160 9,509
5952006.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,149 3,881
5952095.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,453 3,200
5952204.SQ.FTS.B, Zero Cpn, 3/30/24 ... 13,153 12,385
5952519.SQ.FTS.B, Zero Cpn, 3/30/24 ... 13,176 12,277
5952828.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,491 5,976

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5952961.SQ.FTS.B, Zero Cpn, 3/30/24 ... $ 28,385 $ 26,725
5953400.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,482 2,311
5953421.SQ.FTS.B, Zero Cpn, 3/30/24 ... 9,145 8,615
5953482.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,322 4,991
5953570.SQ.FTS.B, Zero Cpn, 3/30/24 ... 8,674 8,132
5953665.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,145 4,843
5953693.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,572 5,228
5953778.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,369 2,189
5953830.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,081 3,843
5953856.SQ.FTS.B, Zero Cpn, 3/30/24 ... 17,055 15,935
5954020.SQ.FTS.B, Zero Cpn, 3/30/24 ... 11,798 11,112
5954107.SQ.FTS.B, Zero Cpn, 3/30/24 ... 10,294 9,552
5954220.SQ.FTS.B, Zero Cpn, 3/30/24 ... 13,554 12,763
5954414.SQ.FTS.B, Zero Cpn, 3/30/24 ... 7,343 6,882
5954522.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,902 6,394
5954621.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,206 2,043
5954706.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,860 4,486
5954781.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,445 5,108
5954862.SQ.FTS.B, Zero Cpn, 3/30/24 ... 16,131 15,032
5955033.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,107 4,756
5955112.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,983 4,611
5955157.SQ.FTS.B, Zero Cpn, 3/30/24 ... 947 870
5955169.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,730 2,537
5955214.SQ.FTS.B, Zero Cpn, 3/30/24 ... 7,854 7,392
5955340.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,235 4,888
5955442.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,785 4,433
5955476.SQ.FTS.B, Zero Cpn, 4/01/24 ... 8,434 7,859
5955564.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,592 1,492
5955589.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,560 1,469
5955604.SQ.FTS.B, Zero Cpn, 4/01/24 ... 3,674 3,438
5955641.SQ.FTS.B, Zero Cpn, 4/01/24 ... 9,109 8,420
5955753.SQ.FTS.B, Zero Cpn, 4/01/24 ... 3,192 2,950
5955801.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,182 1,045
5955829.SQ.FTS.B, Zero Cpn, 4/01/24 ... 15,533 14,552
5956046.SQ.FTS.B, Zero Cpn, 4/01/24 ... 2,346 2,159
5956083.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,773 1,622
5956100.SQ.FTS.B, Zero Cpn, 4/01/24 ... 2,153 1,991
5956134.SQ.FTS.B, Zero Cpn, 4/01/24 ... 33,868 31,894
5956596.SQ.FTS.B, Zero Cpn, 4/02/24 ... 656 607
5956608.SQ.FTS.B, Zero Cpn, 4/02/24 ... 9,229 8,545
5956744.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,016 947
5956759.SQ.FTS.B, Zero Cpn, 4/02/24 ... 6,281 5,780
5956857.SQ.FTS.B, Zero Cpn, 4/02/24 ... 11,209 10,477
5957353.SQ.FTS.B, Zero Cpn, 4/03/24 ... 20,604 19,390
5957989.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,367 3,169
5958081.SQ.FTS.B, Zero Cpn, 4/03/24 ... 2,209 2,060
5958622.SQ.FTS.B, Zero Cpn, 4/03/24 ... 36,786 34,319
5959293.SQ.FTS.B, Zero Cpn, 4/03/24 ... 5,102 4,792
5959369.SQ.FTS.B, Zero Cpn, 4/03/24 ... 19,399 18,137
5959660.SQ.FTS.B, Zero Cpn, 4/03/24 ... 21,824 20,407
5960114.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,606 1,500
5960133.SQ.FTS.B, Zero Cpn, 4/03/24 ... 751 693
5960150.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,783 3,515
5960231.SQ.FTS.B, Zero Cpn, 4/03/24 ... 4,850 4,427
5960313.SQ.FTS.B, Zero Cpn, 4/03/24 ... 4,630 4,382
5960372.SQ.FTS.B, Zero Cpn, 4/03/24 ... 817 743
5960394.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,558 1,425
5960429.SQ.FTS.B, Zero Cpn, 4/03/24 ... 5,004 4,631
Description
Principal
Amount Value
Block, Inc. (continued)
5960485.SQ.FTS.B, Zero Cpn, 4/04/24 ... $ 5,417 $ 5,006
5960571.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,440 2,255
5960627.SQ.FTS.B, Zero Cpn, 4/04/24 ... 7,958 7,469
5960706.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,728 1,605
5960736.SQ.FTS.B, Zero Cpn, 4/04/24 ... 17,943 16,635
5960973.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,631 2,441
5961006.SQ.FTS.B, Zero Cpn, 4/04/24 ... 15,230 14,189
5961343.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,036 948
5961376.SQ.FTS.B, Zero Cpn, 4/04/24 ... 10,336 9,636
5961497.SQ.FTS.B, Zero Cpn, 4/04/24 ... 6,930 6,522
5961568.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,116 2,858
5961632.SQ.FTS.B, Zero Cpn, 4/04/24 ... 11,037 10,400
5961784.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,370 3,163
5961798.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,830 2,591
5961830.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,150 2,913
5961876.SQ.FTS.B, Zero Cpn, 4/04/24 ... 13,409 12,688
5962031.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,765 2,561
5962057.SQ.FTS.B, Zero Cpn, 4/04/24 ... 11,945 11,245
5962169.SQ.FTS.B, Zero Cpn, 4/04/24 ... 13,970 13,223
5962328.SQ.FTS.B, Zero Cpn, 4/04/24 ... 25,335 23,705
5962596.SQ.FTS.B, Zero Cpn, 4/04/24 ... 4,893 4,480
5962671.SQ.FTS.B, Zero Cpn, 4/04/24 ... 13,092 12,383
5962846.SQ.FTS.B, Zero Cpn, 4/04/24 ... 7,824 7,350
5963028.SQ.FTS.B, Zero Cpn, 4/04/24 ... 919 850
5963053.SQ.FTS.B, Zero Cpn, 4/04/24 ... 4,807 4,529
5963161.SQ.FTS.B, Zero Cpn, 4/04/24 ... 48,834 45,402
5963771.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,948 3,649
5964019.SQ.FTS.B, Zero Cpn, 4/05/24 ... 10,067 9,290
5964145.SQ.FTS.B, Zero Cpn, 4/05/24 ... 8,014 7,540
5964183.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,084 1,003
5964220.SQ.FTS.B, Zero Cpn, 4/05/24 ... 25,028 23,483
5964558.SQ.FTS.B, Zero Cpn, 4/05/24 ... 26,502 24,868
5965010.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,045 2,777
5965062.SQ.FTS.B, Zero Cpn, 4/05/24 ... 12,298 11,361
5965218.SQ.FTS.B, Zero Cpn, 4/05/24 ... 12,356 11,634
5965326.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,063 1,929
5965368.SQ.FTS.B, Zero Cpn, 4/05/24 ... 10,393 9,748
5965520.SQ.FTS.B, Zero Cpn, 4/05/24 ... 8,480 7,892
5965637.SQ.FTS.B, Zero Cpn, 4/05/24 ... 10,526 9,820
5965718.SQ.FTS.B, Zero Cpn, 4/05/24 ... 6,251 5,916
5965771.SQ.FTS.B, Zero Cpn, 4/05/24 ... 882 820
5965789.SQ.FTS.B, Zero Cpn, 4/05/24 ... 27,456 25,772
5966170.SQ.FTS.B, Zero Cpn, 4/05/24 ... 10,289 9,502
5966367.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,629 2,429
5966390.SQ.FTS.B, Zero Cpn, 4/05/24 ... 4,655 4,320
5966485.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,853 5,476
5966553.SQ.FTS.B, Zero Cpn, 4/05/24 ... 8,478 7,954
5966673.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,654 2,461
5966718.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,486 1,376
5966746.SQ.FTS.B, Zero Cpn, 4/05/24 ... 6,878 6,475
5966862.SQ.FTS.B, Zero Cpn, 4/05/24 ... 13,273 12,301
5967014.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,559 3,366
5967056.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,149 4,765
5967134.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,131 2,928
5971113.SQ.FTS.B, Zero Cpn, 4/06/24 ... 18,152 17,045
5971241.SQ.FTS.B, Zero Cpn, 4/06/24 ... 3,448 3,172
5971264.SQ.FTS.B, Zero Cpn, 4/06/24 ... 556 515
5971274.SQ.FTS.B, Zero Cpn, 4/06/24 ... 43,924 41,190

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5972056.SQ.FTS.B, Zero Cpn, 4/06/24 ... $ 13,712 $ 12,900
5972280.SQ.FTS.B, Zero Cpn, 4/06/24 ... 16,031 14,991
5972505.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,922 2,701
5972549.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,183 1,097
5972575.SQ.FTS.B, Zero Cpn, 4/06/24 ... 5,342 5,017
5972729.SQ.FTS.B, Zero Cpn, 4/06/24 ... 5,665 5,239
5972840.SQ.FTS.B, Zero Cpn, 4/06/24 ... 11,205 10,459
5973054.SQ.FTS.B, Zero Cpn, 4/06/24 ... 4,453 4,189
5973087.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,253 1,163
5973100.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,959 1,818
5973170.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,153 1,996
5973189.SQ.FTS.B, Zero Cpn, 4/06/24 ... 37,625 35,223
5973612.SQ.FTS.B, Zero Cpn, 4/06/24 ... 68,481 64,784
5974212.SQ.FTS.B, Zero Cpn, 4/06/24 ... 10,944 10,295
5974278.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,818 2,588
5974494.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,718 1,600
5974509.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,124 1,982
5974658.SQ.FTS.B, Zero Cpn, 4/07/24 ... 7,756 7,314
5974728.SQ.FTS.B, Zero Cpn, 4/07/24 ... 12,344 11,459
5974827.SQ.FTS.B, Zero Cpn, 4/07/24 ... 22,626 21,079
5975138.SQ.FTS.B, Zero Cpn, 4/07/24 ... 30,303 28,340
5975791.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,194 3,009
5975879.SQ.FTS.B, Zero Cpn, 4/07/24 ... 18,734 17,629
5976182.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,298 1,202
5976217.SQ.FTS.B, Zero Cpn, 4/07/24 ... 20,052 18,967
5976497.SQ.FTS.B, Zero Cpn, 4/07/24 ... 4,951 4,647
5976564.SQ.FTS.B, Zero Cpn, 4/07/24 ... 10,610 9,981
5976693.SQ.FTS.B, Zero Cpn, 4/07/24 ... 6,806 6,404
5976757.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,137 2,967
5976781.SQ.FTS.B, Zero Cpn, 4/07/24 ... 6,366 5,951
5976823.SQ.FTS.B, Zero Cpn, 4/07/24 ... 33,520 31,334
5977059.SQ.FTS.B, Zero Cpn, 4/07/24 ... 6,813 6,337
5977153.SQ.FTS.B, Zero Cpn, 4/07/24 ... 11,468 10,679
5977275.SQ.FTS.B, Zero Cpn, 4/07/24 ... 12,632 11,949
5977506.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,801 2,618
5977528.SQ.FTS.B, Zero Cpn, 4/07/24 ... 4,578 4,293
5977578.SQ.FTS.B, Zero Cpn, 4/07/24 ... 904 837
5977584.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,934 1,796
5977605.SQ.FTS.B, Zero Cpn, 4/07/24 ... 13,244 12,253
5977730.SQ.FTS.B, Zero Cpn, 4/07/24 ... 11,193 10,465
5977823.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,491 1,393
5977848.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,045 1,896
5977935.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,588 3,322
5978092.SQ.FTS.B, Zero Cpn, 4/08/24 ... 42,521 39,913
5978863.SQ.FTS.B, Zero Cpn, 4/09/24 ... 4,062 3,769
5978974.SQ.FTS.B, Zero Cpn, 4/09/24 ... 2,815 2,602
5979050.SQ.FTS.B, Zero Cpn, 4/09/24 ... 826 758
5979085.SQ.FTS.B, Zero Cpn, 4/09/24 ... 29,498 27,643
5979760.SQ.FTS.B, Zero Cpn, 4/10/24 ... 8,545 7,918
5979915.SQ.FTS.B, Zero Cpn, 4/10/24 ... 4,087 3,815
5979990.SQ.FTS.B, Zero Cpn, 4/10/24 ... 6,339 5,925
5980085.SQ.FTS.B, Zero Cpn, 4/10/24 ... 14,273 13,441
5980267.SQ.FTS.B, Zero Cpn, 4/10/24 ... 35,037 32,580
5980756.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,684 3,468
5980791.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,927 3,624
5980867.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,531 3,286
5980937.SQ.FTS.B, Zero Cpn, 4/10/24 ... 8,817 8,178
5981040.SQ.FTS.B, Zero Cpn, 4/10/24 ... 7,248 6,819
Description
Principal
Amount Value
Block, Inc. (continued)
5981123.SQ.FTS.B, Zero Cpn, 4/10/24 ... $ 2,888 $ 2,678
5981191.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,189 1,087
5981357.SQ.FTS.B, Zero Cpn, 4/11/24 ... 4,553 4,285
5981434.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,943 1,796
5981510.SQ.FTS.B, Zero Cpn, 4/11/24 ... 4,605 4,221
5981753.SQ.FTS.B, Zero Cpn, 4/11/24 ... 3,066 2,848
5981918.SQ.FTS.B, Zero Cpn, 4/11/24 ... 3,617 3,405
5982142.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,591 1,498
5982213.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,035 1,875
5982333.SQ.FTS.B, Zero Cpn, 4/11/24 ... 3,679 3,432
5983203.SQ.FTS.B, Zero Cpn, 4/11/24 ... 6,844 6,362
5983393.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,259 1,166
5983443.SQ.FTS.B, Zero Cpn, 4/11/24 ... 10,532 9,818
5983724.SQ.FTS.B, Zero Cpn, 4/11/24 ... 4,172 3,873
5983820.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,916 2,701
5983880.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,419 2,253
5983933.SQ.FTS.B, Zero Cpn, 4/11/24 ... 6,327 5,984
5984205.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,643 1,530
5984259.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,985 1,864
5984318.SQ.FTS.B, Zero Cpn, 4/11/24 ... 5,224 4,826
5984496.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,089 986
5984580.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,177 1,093
5984695.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,010 2,772
5984734.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,628 2,459
5984746.SQ.FTS.B, Zero Cpn, 4/12/24 ... 21,186 19,804
5984840.SQ.FTS.B, Zero Cpn, 4/12/24 ... 12,046 11,293
5984960.SQ.FTS.B, Zero Cpn, 4/12/24 ... 17,949 16,983
5985197.SQ.FTS.B, Zero Cpn, 4/12/24 ... 10,264 9,569
5985366.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,902 3,655
5985442.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,729 4,380
5985527.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,272 3,078
5985554.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,041 2,875
5985621.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,272 3,992
5985670.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,574 1,464
5985695.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,873 3,642
5985758.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,179 3,909
5985802.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,743 4,467
5985818.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,395 1,287
5985832.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,273 2,116
5985863.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,426 1,278
5985889.SQ.FTS.B, Zero Cpn, 4/12/24 ... 12,680 11,862
5985972.SQ.FTS.B, Zero Cpn, 4/12/24 ... 10,158 9,510
5986053.SQ.FTS.B, Zero Cpn, 4/12/24 ... 8,573 8,109
5986112.SQ.FTS.B, Zero Cpn, 4/12/24 ... 7,695 7,088
5986177.SQ.FTS.B, Zero Cpn, 4/12/24 ... 10,932 10,154
5986262.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,458 4,112
5986301.SQ.FTS.B, Zero Cpn, 4/12/24 ... 17,193 16,141
5986458.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,704 3,465
5986487.SQ.FTS.B, Zero Cpn, 4/12/24 ... 13,035 12,264
5986632.SQ.FTS.B, Zero Cpn, 4/12/24 ... 21,149 19,850
5986815.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,113 3,853
5986842.SQ.FTS.B, Zero Cpn, 4/12/24 ... 6,929 6,481
5986904.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,251 3,985
5986945.SQ.FTS.B, Zero Cpn, 4/12/24 ... 6,323 5,854
5986961.SQ.FTS.B, Zero Cpn, 4/12/24 ... 13,228 12,444
5989445.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,162 2,010
5989464.SQ.FTS.B, Zero Cpn, 4/13/24 ... 108,250 101,518
5990864.SQ.FTS.B, Zero Cpn, 4/13/24 ... 5,250 4,885

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5990923.SQ.FTS.B, Zero Cpn, 4/13/24 ... $ 9,116 $ 8,417
5990981.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,696 3,495
5990985.SQ.FTS.B, Zero Cpn, 4/13/24 ... 15,714 14,558
5991208.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,243 1,148
5991222.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,820 2,594
5991244.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,030 3,737
5991262.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,523 4,187
5991306.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,654 2,469
5991343.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,440 3,192
5991359.SQ.FTS.B, Zero Cpn, 4/13/24 ... 49,657 46,538
5991980.SQ.FTS.B, Zero Cpn, 4/13/24 ... 962 903
5991990.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,511 1,400
5992010.SQ.FTS.B, Zero Cpn, 4/13/24 ... 9,446 8,799
5992118.SQ.FTS.B, Zero Cpn, 4/13/24 ... 19,845 18,626
5992297.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,166 1,079
5992309.SQ.FTS.B, Zero Cpn, 4/13/24 ... 8,501 7,998
5992494.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,302 1,211
5993137.SQ.FTS.B, Zero Cpn, 4/14/24 ... 13,497 12,705
5993317.SQ.FTS.B, Zero Cpn, 4/14/24 ... 20,223 18,814
5993684.SQ.FTS.B, Zero Cpn, 4/14/24 ... 6,518 5,986
5993859.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,636 1,512
5993919.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,357 2,218
5993972.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,863 1,723
5993993.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,152 1,065
5994023.SQ.FTS.B, Zero Cpn, 4/14/24 ... 32,382 30,349
5994685.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,773 3,521
5994740.SQ.FTS.B, Zero Cpn, 4/14/24 ... 45,051 42,020
5995226.SQ.FTS.B, Zero Cpn, 4/14/24 ... 21,648 20,384
5995534.SQ.FTS.B, Zero Cpn, 4/14/24 ... 19,085 17,720
5995652.SQ.FTS.B, Zero Cpn, 4/14/24 ... 55,624 51,857
5996158.SQ.FTS.B, Zero Cpn, 4/14/24 ... 29,720 27,695
5996333.SQ.FTS.B, Zero Cpn, 4/15/24 ... 5,706 5,349
5996379.SQ.FTS.B, Zero Cpn, 4/15/24 ... 9,961 9,417
5996450.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,415 1,287
5996466.SQ.FTS.B, Zero Cpn, 4/15/24 ... 5,493 5,129
5996495.SQ.FTS.B, Zero Cpn, 4/15/24 ... 2,208 2,044
5996513.SQ.FTS.B, Zero Cpn, 4/15/24 ... 631 585
5996517.SQ.FTS.B, Zero Cpn, 4/15/24 ... 8,061 7,552
5996566.SQ.FTS.B, Zero Cpn, 4/15/24 ... 17,824 16,852
5996694.SQ.FTS.B, Zero Cpn, 4/15/24 ... 2,556 2,369
5996719.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,422 4,131
5996742.SQ.FTS.B, Zero Cpn, 4/15/24 ... 19,885 18,617
5996860.SQ.FTS.B, Zero Cpn, 4/15/24 ... 5,586 5,254
5996899.SQ.FTS.B, Zero Cpn, 4/15/24 ... 15,306 14,192
5996987.SQ.FTS.B, Zero Cpn, 4/15/24 ... 2,278 2,138
5997003.SQ.FTS.B, Zero Cpn, 4/15/24 ... 8,089 7,541
5997061.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,034 1,897
5997079.SQ.FTS.B, Zero Cpn, 4/16/24 ... 3,721 3,453
5997105.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,094 1,009
5997114.SQ.FTS.B, Zero Cpn, 4/16/24 ... 834 774
5997121.SQ.FTS.B, Zero Cpn, 4/16/24 ... 5,210 4,819
5997147.SQ.FTS.B, Zero Cpn, 4/16/24 ... 16,275 15,105
5997309.SQ.FTS.B, Zero Cpn, 4/16/24 ... 4,390 4,106
5997344.SQ.FTS.B, Zero Cpn, 4/16/24 ... 13,123 12,342
5997472.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,273 1,178
5997482.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,716 1,585
5997491.SQ.FTS.B, Zero Cpn, 4/16/24 ... 8,633 8,099
5997558.SQ.FTS.B, Zero Cpn, 4/16/24 ... 5,309 4,951
Description
Principal
Amount Value
Block, Inc. (continued)
5997616.SQ.FTS.B, Zero Cpn, 4/16/24 ... $ 5,487 $ 5,095
5997662.SQ.FTS.B, Zero Cpn, 4/16/24 ... 515 481
5997673.SQ.FTS.B, Zero Cpn, 4/16/24 ... 10,733 10,145
5997972.SQ.FTS.B, Zero Cpn, 4/17/24 ... 994 922
5997999.SQ.FTS.B, Zero Cpn, 4/17/24 ... 5,323 5,005
5998109.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,090 1,028
5998129.SQ.FTS.B, Zero Cpn, 4/17/24 ... 3,576 3,314
5998203.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,412 1,335
5998219.SQ.FTS.B, Zero Cpn, 4/17/24 ... 768 708
5998238.SQ.FTS.B, Zero Cpn, 4/17/24 ... 11,189 10,326
5998474.SQ.FTS.B, Zero Cpn, 4/17/24 ... 16,347 15,342
6000066.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,809 2,591
6000131.SQ.FTS.B, Zero Cpn, 4/17/24 ... 3,310 3,072
6000178.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,622 1,525
6000187.SQ.FTS.B, Zero Cpn, 4/17/24 ... 7,962 7,380
6000281.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,922 1,802
6000300.SQ.FTS.B, Zero Cpn, 4/17/24 ... 5,719 5,299
6000329.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,203 2,075
6000407.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,100 1,031
6001450.SQ.FTS.B, Zero Cpn, 4/18/24 ... 27,024 25,134
6001825.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,559 3,299
6001870.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,709 2,506
6001900.SQ.FTS.B, Zero Cpn, 4/18/24 ... 28,312 26,466
6002751.SQ.FTS.B, Zero Cpn, 4/18/24 ... 11,497 10,718
6002908.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,972 1,848
6002949.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,013 936
6002955.SQ.FTS.B, Zero Cpn, 4/18/24 ... 34,107 31,784
6003363.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,709 1,572
6003376.SQ.FTS.B, Zero Cpn, 4/18/24 ... 749 699
6003381.SQ.FTS.B, Zero Cpn, 4/18/24 ... 6,604 6,191
6003476.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,411 2,240
6003509.SQ.FTS.B, Zero Cpn, 4/18/24 ... 42,163 39,576
6004081.SQ.FTS.B, Zero Cpn, 4/18/24 ... 12,734 11,911
6004292.SQ.FTS.B, Zero Cpn, 4/18/24 ... 938 875
6004315.SQ.FTS.B, Zero Cpn, 4/18/24 ... 12,106 11,270
6004474.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,647 1,521
6004502.SQ.FTS.B, Zero Cpn, 4/18/24 ... 29,399 27,460
6004724.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,435 2,266
6004753.SQ.FTS.B, Zero Cpn, 4/19/24 ... 9,554 8,861
6004793.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,115 3,805
6004812.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,733 3,488
6004839.SQ.FTS.B, Zero Cpn, 4/19/24 ... 5,663 5,298
6004946.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,582 3,357
6005036.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,594 1,469
6005077.SQ.FTS.B, Zero Cpn, 4/19/24 ... 5,615 5,304
6005201.SQ.FTS.B, Zero Cpn, 4/19/24 ... 16,060 14,874
6005612.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,902 3,645
6005698.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,325 1,230
6005731.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,643 1,531
6005749.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,737 4,465
6005806.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,221 2,072
6005842.SQ.FTS.B, Zero Cpn, 4/19/24 ... 12,973 12,139
6006095.SQ.FTS.B, Zero Cpn, 4/19/24 ... 17,957 16,694
6006455.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,134 3,843
6006490.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,065 996
6006515.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,542 3,287
6006536.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,979 3,682
6006563.SQ.FTS.B, Zero Cpn, 4/19/24 ... 23,367 21,852

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6006811.SQ.FTS.B, Zero Cpn, 4/19/24 ... $ 1,521 $ 1,378
6006836.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,673 2,501
6006864.SQ.FTS.B, Zero Cpn, 4/19/24 ... 6,895 6,430
6006983.SQ.FTS.B, Zero Cpn, 4/19/24 ... 7,560 6,982
6007091.SQ.FTS.B, Zero Cpn, 4/19/24 ... 26,814 25,072
6007374.SQ.FTS.B, Zero Cpn, 4/19/24 ... 6,686 6,223
6007440.SQ.FTS.B, Zero Cpn, 4/19/24 ... 10,842 10,072
6007488.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,227 3,927
6007511.SQ.FTS.B, Zero Cpn, 4/19/24 ... 26,606 24,624
6009388.SQ.FTS.B, Zero Cpn, 4/20/24 ... 22,320 20,684
6009633.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,149 2,003
6009677.SQ.FTS.B, Zero Cpn, 4/20/24 ... 39,509 37,129
6010239.SQ.FTS.B, Zero Cpn, 4/20/24 ... 995 924
6010252.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,676 4,418
6010355.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,601 1,506
6010389.SQ.FTS.B, Zero Cpn, 4/20/24 ... 31,003 28,777
6010749.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,766 4,466
6010826.SQ.FTS.B, Zero Cpn, 4/20/24 ... 7,944 7,345
6010900.SQ.FTS.B, Zero Cpn, 4/20/24 ... 11,094 10,338
6011014.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,449 3,196
6011063.SQ.FTS.B, Zero Cpn, 4/20/24 ... 20,450 18,956
6011301.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,330 3,124
6011334.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,658 3,376
6011354.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,306 3,077
6011396.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,398 2,210
6011427.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,527 5,145
6011495.SQ.FTS.B, Zero Cpn, 4/20/24 ... 8,691 8,120
6011580.SQ.FTS.B, Zero Cpn, 4/20/24 ... 49,506 45,950
6011859.SQ.FTS.B, Zero Cpn, 4/20/24 ... 8,915 8,315
6011957.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,229 3,009
6011975.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,876 1,743
6011991.SQ.FTS.B, Zero Cpn, 4/20/24 ... 28,352 26,381
6012159.SQ.FTS.B, Zero Cpn, 4/20/24 ... 13,171 12,161
6012333.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,667 1,550
6012358.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,227 4,899
6012441.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,480 1,366
6012459.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,008 5,559
6012506.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,014 5,576
6012578.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,333 3,077
6012608.SQ.FTS.B, Zero Cpn, 4/20/24 ... 18,275 17,138
6012743.SQ.FTS.B, Zero Cpn, 4/21/24 ... 13,440 12,574
6012878.SQ.FTS.B, Zero Cpn, 4/21/24 ... 5,893 5,453
6012973.SQ.FTS.B, Zero Cpn, 4/21/24 ... 11,823 11,040
6013034.SQ.FTS.B, Zero Cpn, 4/21/24 ... 10,411 9,643
6013239.SQ.FTS.B, Zero Cpn, 4/21/24 ... 7,979 7,413
6013364.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,294 3,989
6013463.SQ.FTS.B, Zero Cpn, 4/21/24 ... 7,235 6,717
6013607.SQ.FTS.B, Zero Cpn, 4/21/24 ... 5,823 5,417
6013709.SQ.FTS.B, Zero Cpn, 4/21/24 ... 8,011 7,538
6013846.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,278 1,179
6013886.SQ.FTS.B, Zero Cpn, 4/21/24 ... 8,916 8,423
6014061.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,524 1,407
6014072.SQ.FTS.B, Zero Cpn, 4/21/24 ... 16,427 15,349
6014237.SQ.FTS.B, Zero Cpn, 4/21/24 ... 98,298 91,824
6015178.SQ.FTS.B, Zero Cpn, 4/21/24 ... 9,224 8,643
6015282.SQ.FTS.B, Zero Cpn, 4/21/24 ... 6,032 5,566
6015325.SQ.FTS.B, Zero Cpn, 4/21/24 ... 33,106 31,281
6015674.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,046 1,886
Description
Principal
Amount Value
Block, Inc. (continued)
6015688.SQ.FTS.B, Zero Cpn, 4/21/24 ... $ 1,039 $ 979
6015735.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,878 3,649
6015784.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,174 2,939
6015900.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,780 2,581
6015925.SQ.FTS.B, Zero Cpn, 4/22/24 ... 5,062 4,784
6015946.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,780 1,660
6015960.SQ.FTS.B, Zero Cpn, 4/22/24 ... 4,229 3,916
6015978.SQ.FTS.B, Zero Cpn, 4/22/24 ... 954 897
6015984.SQ.FTS.B, Zero Cpn, 4/22/24 ... 28,117 26,344
6016181.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,612 2,440
6016198.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,612 2,439
6016217.SQ.FTS.B, Zero Cpn, 4/22/24 ... 21,716 20,325
6016359.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,908 2,721
6016377.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,957 3,687
6016419.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,620 3,402
6016449.SQ.FTS.B, Zero Cpn, 4/22/24 ... 26,539 24,514
6016649.SQ.FTS.B, Zero Cpn, 4/23/24 ... 886 827
6016655.SQ.FTS.B, Zero Cpn, 4/23/24 ... 1,880 1,739
6016667.SQ.FTS.B, Zero Cpn, 4/23/24 ... 1,320 1,223
6016675.SQ.FTS.B, Zero Cpn, 4/23/24 ... 1,320 1,218
6016688.SQ.FTS.B, Zero Cpn, 4/23/24 ... 4,901 4,606
6016723.SQ.FTS.B, Zero Cpn, 4/23/24 ... 4,903 4,566
6016752.SQ.FTS.B, Zero Cpn, 4/23/24 ... 14,958 14,132
6016863.SQ.FTS.B, Zero Cpn, 4/23/24 ... 25,558 23,758
6017014.SQ.FTS.B, Zero Cpn, 4/23/24 ... 15,471 14,428
6017123.SQ.FTS.B, Zero Cpn, 4/23/24 ... 2,209 2,076
6017139.SQ.FTS.B, Zero Cpn, 4/23/24 ... 1,105 1,019
6017146.SQ.FTS.B, Zero Cpn, 4/23/24 ... 12,450 11,602
6017437.SQ.FTS.B, Zero Cpn, 4/24/24 ... 10,582 9,813
6017711.SQ.FTS.B, Zero Cpn, 4/24/24 ... 2,765 2,598
6017746.SQ.FTS.B, Zero Cpn, 4/24/24 ... 14,626 13,703
6018067.SQ.FTS.B, Zero Cpn, 4/24/24 ... 2,376 2,201
6018103.SQ.FTS.B, Zero Cpn, 4/24/24 ... 13,662 12,839
6020332.SQ.FTS.B, Zero Cpn, 4/24/24 ... 24,747 22,988
6020830.SQ.FTS.B, Zero Cpn, 4/25/24 ... 16,730 15,597
6020977.SQ.FTS.B, Zero Cpn, 4/25/24 ... 839 774
6020982.SQ.FTS.B, Zero Cpn, 4/25/24 ... 7,648 7,159
6021032.SQ.FTS.B, Zero Cpn, 4/25/24 ... 26,812 25,224
6021296.SQ.FTS.B, Zero Cpn, 4/25/24 ... 9,553 8,924
6021480.SQ.FTS.B, Zero Cpn, 4/25/24 ... 10,555 9,756
6021646.SQ.FTS.B, Zero Cpn, 4/25/24 ... 5,094 4,744
6022032.SQ.FTS.B, Zero Cpn, 4/25/24 ... 12,320 11,508
6022135.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,873 3,659
6022197.SQ.FTS.B, Zero Cpn, 4/25/24 ... 41,311 38,418
6022702.SQ.FTS.B, Zero Cpn, 4/25/24 ... 5,100 4,764
6022774.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,710 3,428
6022791.SQ.FTS.B, Zero Cpn, 4/25/24 ... 22,318 20,754
6023161.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,894 2,715
6023207.SQ.FTS.B, Zero Cpn, 4/25/24 ... 36,267 33,676
6023648.SQ.FTS.B, Zero Cpn, 4/25/24 ... 15,042 14,053
6023751.SQ.FTS.B, Zero Cpn, 4/25/24 ... 34,565 32,244
6024145.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,120 1,044
6024146.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,419 3,187
6024171.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,370 3,112
6024202.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,126 1,040
6024245.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,466 1,362
6024285.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,581 2,400
6024318.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,424 2,253

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6024377.SQ.FTS.B, Zero Cpn, 4/26/24 ... $ 613 $ 575
6024386.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,643 5,230
6024429.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,697 3,427
6024480.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,208 2,045
6024496.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,427 5,005
6024583.SQ.FTS.B, Zero Cpn, 4/26/24 ... 557 517
6024586.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,791 5,376
6024650.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,932 2,736
6024677.SQ.FTS.B, Zero Cpn, 4/26/24 ... 8,664 8,060
6024844.SQ.FTS.B, Zero Cpn, 4/26/24 ... 8,360 7,897
6025052.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,996 5,634
6025124.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,975 3,677
6025468.SQ.FTS.B, Zero Cpn, 4/26/24 ... 45,701 42,222
6026050.SQ.FTS.B, Zero Cpn, 4/26/24 ... 9,160 8,555
6026096.SQ.FTS.B, Zero Cpn, 4/26/24 ... 22,178 20,799
6026252.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,694 2,500
6026281.SQ.FTS.B, Zero Cpn, 4/26/24 ... 15,471 14,488
6026412.SQ.FTS.B, Zero Cpn, 4/26/24 ... 4,575 4,231
6026463.SQ.FTS.B, Zero Cpn, 4/26/24 ... 11,157 10,463
6026623.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,852 2,641
6026653.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,932 1,783
6026682.SQ.FTS.B, Zero Cpn, 4/26/24 ... 22,304 21,069
6026877.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,975 1,845
6026903.SQ.FTS.B, Zero Cpn, 4/26/24 ... 4,378 4,047
6026926.SQ.FTS.B, Zero Cpn, 4/26/24 ... 20,347 18,825
6027076.SQ.FTS.B, Zero Cpn, 4/26/24 ... 7,223 6,681
6027120.SQ.FTS.B, Zero Cpn, 4/26/24 ... 7,290 6,765
6027166.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,634 3,404
6027222.SQ.FTS.B, Zero Cpn, 4/26/24 ... 12,882 12,103
6027376.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,609 1,488
6027397.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,268 3,033
6027433.SQ.FTS.B, Zero Cpn, 4/26/24 ... 4,239 3,928
35,916,150
Freedom Financial Asset Management LLC
APP-08870804.FP.FTS.B, 16.49%, 4/05/23 4,046 4,069
APP-08924331.FP.FTS.B, 5.99%, 4/13/23 . 2,082 2,094
APP-08932370.FP.FTS.B, 15.49%, 4/29/23 3,004 3,025
APP-09110946.FP.FTS.B, 12.49%, 5/01/23 6,330 6,359
APP-09109841.FP.FTS.B, 13.49%, 5/04/23 2,913 2,928
APP-09239363.FP.FTS.B, 17.49%, 5/07/23 3,187 3,206
APP-08870897.FP.FTS.B, 13.99%, 5/20/23 4,102 4,126
APP-09352030.FP.FTS.B, 13.49%, 5/25/23 3,900 3,931
APP-09290050.FP.FTS.B, 14.49%, 5/25/23 4,234 4,272
APP-09206091.FP.FTS.B, 17.49%, 5/27/23 13,615 13,762
APP-09012418.FP.FTS.B, 13.49%, 5/28/23 2,790 2,812
APP-08977154.FP.FTS.B, 16.99%, 5/30/23 4,068 1,027
APP-08932151.FP.FTS.B, 14.49%, 5/31/23 2,936 2,480
APP-08972690.FP.FTS.B, 5.99%, 6/01/23 . 3,046 3,062
APP-08991008.FP.FTS.B, 15.49%, 6/04/23 2,485 2,502
APP-09064938.FP.FTS.B, 16.49%, 6/10/23 5,002 5,045
APP-08969713.FP.FTS.B, 5.99%, 6/15/23 . 3,116 3,134
APP-09109589.FP.FTS.B, 15.49%, 6/16/23 4,503 4,574
APP-09731339.FP.FTS.B, 5.99%, 6/25/23 . 4,122 4,154
APP-09377856.FP.FTS.B, 13.99%, 6/29/23 7,998 8,062
APP-09359557.FP.FTS.B, 19.49%, 7/01/23 7,849 845
APP-09334776.FP.FTS.B, 15.49%, 7/04/23 4,933 3,313
APP-08419015.FP.FTS.B, 14.49%, 7/06/23 4,341 4,373
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09357725.FP.FTS.B, 18.99%, 7/09/23 $ 4,268 $ 4,308
APP-09797126.FP.FTS.B, 5.99%, 7/10/23 . 4,665 4,699
APP-08721759.FP.FTS.B, 16.49%, 7/10/23 3,567 3,594
APP-09208119.FP.FTS.B, 5.99%, 7/11/23 . 2,614 2,632
APP-09280174.FP.FTS.B, 5.99%, 8/10/23 . 3,121 3,148
APP-09771672.FP.FTS.B, 15.99%, 8/12/23 10,478 10,561
APP-09714857.FP.FTS.B, 14.49%, 8/15/23 9,316 9,369
APP-10247533.FP.FTS.B, 12.99%, 8/19/23 5,531 5,576
APP-09346977.FP.FTS.B, 16.99%, 8/19/23 3,151 3,184
APP-09726579.FP.FTS.B, 5.99%, 8/21/23 . 3,621 3,652
APP-10246465.FP.FTS.B, 5.99%, 8/21/23 . 4,193 4,233
APP-09697076.FP.FTS.B, 5.99%, 8/23/23 . 3,689 3,721
APP-09954156.FP.FTS.B, 5.99%, 8/23/23 . 1,961 1,969
APP-10384245.FP.FTS.B, 5.99%, 9/01/23 . 5,593 5,635
APP-10246401.FP.FTS.B, 15.49%, 9/01/23 3,701 3,724
APP-08690959.FP.FTS.B, 5.99%, 9/30/23 . 3,242 3,275
APP-10156714.FP.FTS.B, 5.99%, 10/02/23 5,499 5,544
APP-10678947.FP.FTS.B, 17.49%,
10/02/23 .......................... 24,723 24,895
APP-10212295.FP.FTS.B, 18.99%,
10/02/23 .......................... 3,858 3,884
APP-10060695.FP.FTS.B, 5.99%, 10/03/23 1,383 1,384
APP-10234320.FP.FTS.B, 17.49%,
10/03/23 .......................... 7,715 7,770
APP-10066897.FP.FTS.B, 17.49%,
10/04/23 .......................... 9,034 9,103
APP-10205994.FP.FTS.B, 17.99%,
10/04/23 .......................... 5,096 5,132
APP-10402441.FP.FTS.B, 5.99%, 10/05/23 3,475 3,502
APP-10769779.FP.FTS.B, 5.99%, 10/09/23 7,868 1,009
APP-10352555.FP.FTS.B, 5.99%, 10/12/23 3,997 4,033
APP-10486503.FP.FTS.B, 5.99%, 10/15/23 3,612 3,645
APP-10503718.FP.FTS.B, 19.99%,
10/16/23 .......................... 3,453 3,481
APP-10314976.FP.FTS.B, 5.99%, 10/24/23 5,425 5,480
APP-10384916.FP.FTS.B, 5.99%, 10/25/23 4,069 4,113
APP-10400699.FP.FTS.B, 5.99%, 10/25/23 3,945 3,986
APP-10463368.FP.FTS.B, 5.99%, 10/25/23 4,986 5,038
APP-10516972.FP.FTS.B, 5.99%, 10/29/23 2,946 2,974
APP-10566307.FP.FTS.B, 5.99%, 11/04/23 6,292 6,355
APP-10624553.FP.FTS.B, 17.99%, 11/04/23 6,162 6,205
APP-10623835.FP.FTS.B, 16.49%, 11/05/23 5,923 5,961
APP-10682620.FP.FTS.B, 16.49%, 11/07/23 5,079 3,150
APP-11197492.FP.FTS.B, 18.99%, 11/12/23 5,835 5,882
APP-11139483.FP.FTS.B, 5.99%, 11/14/23 4,167 4,209
APP-11265301.FP.FTS.B, 14.99%, 11/17/23 12,494 12,621
APP-11139070.FP.FTS.B, 5.99%, 11/18/23 4,629 4,677
APP-11237950.FP.FTS.B, 5.99%, 11/18/23 4,149 4,193
APP-10769596.FP.FTS.B, 5.99%, 11/23/23 3,997 4,039
APP-11194490.FP.FTS.B, 5.99%, 12/20/23 4,410 4,457
APP-11799309.FP.FTS.B, 5.99%, 12/26/23 4,478 4,531
APP-11799486.FP.FTS.B, 5.99%, 12/29/23 5,734 5,802
APP-11314530.FP.FTS.B, 18.49%, 1/01/24 10,760 10,836
APP-10561269.FP.FTS.B, 5.99%, 1/02/24 . 3,874 3,903
APP-11336668.FP.FTS.B, 16.49%, 1/03/24 7,431 7,522
APP-11333513.FP.FTS.B, 5.99%, 1/07/24 . 4,731 4,780
APP-11361502.FP.FTS.B, 5.99%, 1/07/24 . 7,195 7,270
APP-11306679.FP.FTS.B, 5.99%, 1/08/24 . 4,728 4,775

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11333236.FP.FTS.B, 13.49%, 1/08/24 $ 21,725 $ 21,981
APP-11376511.FP.FTS.B, 17.99%, 1/08/24 6,961 7,021
APP-11341001.FP.FTS.B, 5.99%, 1/09/24 . 6,896 6,982
APP-11923967.FP.FTS.B, 13.74%, 1/15/24 9,053 9,136
APP-12227981.FP.FTS.B, 19.49%, 1/15/24 18,526 6,254
APP-12263510.FP.FTS.B, 5.99%, 1/20/24 . 6,374 6,448
APP-12017416.FP.FTS.B, 5.99%, 1/25/24 . 4,788 4,848
APP-12187185.FP.FTS.B, 5.99%, 1/25/24 . 6,244 6,321
APP-09046319.FP.FTS.B, 18.99%, 2/01/24 5,022 5,040
APP-11810724.FP.FTS.B, 18.99%, 2/01/24 5,385 5,404
APP-11804310.FP.FTS.B, 15.49%, 2/03/24 4,571 4,612
APP-11799399.FP.FTS.B, 5.99%, 2/07/24 . 708 708
APP-11799474.FP.FTS.B, 5.99%, 2/07/24 . 6,406 6,475
APP-11791795.FP.FTS.B, 13.99%, 2/10/24 17,438 17,652
APP-11781355.FP.FTS.B, 5.99%, 2/11/24 . 6,410 6,483
APP-11799086.FP.FTS.B, 5.99%, 2/11/24 . 6,576 6,652
APP-11755374.FP.FTS.B, 5.99%, 2/12/24 . 238 238
APP-11821370.FP.FTS.B, 5.99%, 2/12/24 . 7,422 7,507
APP-12119669.FP.FTS.B, 5.99%, 3/01/24 . 6,099 6,164
APP-11237608.FP.FTS.B, 5.99%, 3/10/24 . 7,330 7,416
APP-12135614.FP.FTS.B, 18.99%, 3/11/24 7,135 7,183
APP-12050162.FP.FTS.B, 5.99%, 3/13/24 . 7,988 8,097
APP-08959542.FP.FTS.B, 17.99%, 4/10/24 6,519 6,536
APP-07979930.FP.FTS.B, 12.49%, 4/15/24 14,192 14,316
APP-09009021.FP.FTS.B, 12.49%, 4/15/24 9,679 9,756
APP-08978477.FP.FTS.B, 18.99%, 4/16/24 15,613 15,695
APP-08990977.FP.FTS.B, 17.49%, 4/20/24 7,800 7,867
APP-09046413.FP.FTS.B, 12.49%, 4/23/24 15,013 15,135
APP-08924428.FP.FTS.B, 14.49%, 4/25/24 7,275 7,329
APP-08726790.FP.FTS.B, 14.49%, 4/30/24 5,406 5,432
APP-09087474.FP.FTS.B, 22.99%, 4/30/24 4,573 4,620
APP-09069437.FP.FTS.B, 25.49%, 4/30/24 7,401 7,459
APP-08719026.FP.FTS.B, 12.49%, 5/05/24 9,935 10,017
APP-08978867.FP.FTS.B, 14.49%, 5/17/24 14,183 14,299
APP-09367838.FP.FTS.B, 17.99%, 5/20/24 4,695 4,721
APP-08969780.FP.FTS.B, 14.49%, 5/21/24 13,298 13,418
APP-09021781.FP.FTS.B, 12.99%, 5/22/24 17,352 17,514
APP-08991130.FP.FTS.B, 15.99%, 5/22/24 5,891 5,941
APP-09013460.FP.FTS.B, 25.49%, 5/22/24 13,702 3,098
APP-08870794.FP.FTS.B, 16.49%, 5/23/24 10,899 10,998
APP-08961356.FP.FTS.B, 22.49%, 5/29/24 6,238 6,287
APP-08925461.FP.FTS.B, 17.99%, 5/31/24 6,397 6,383
APP-08978593.FP.FTS.B, 23.49%, 6/06/24 6,309 6,233
APP-09051644.FP.FTS.B, 23.49%, 6/10/24 8,782 8,677
APP-09086628.FP.FTS.B, 16.99%, 6/15/24 6,488 6,514
APP-09045266.FP.FTS.B, 14.49%, 6/17/24 11,121 11,231
APP-08969775.FP.FTS.B, 12.99%, 6/21/24 18,573 18,751
APP-09356525.FP.FTS.B, 18.99%, 6/27/24 6,342 6,378
APP-09353776.FP.FTS.B, 21.99%, 6/27/24 14,752 3,394
APP-09302720.FP.FTS.B, 22.49%, 6/30/24 4,810 4,844
APP-09583612.FP.FTS.B, 15.24%, 7/01/24 11,305 11,341
APP-09354267.FP.FTS.B, 17.49%, 7/01/24 9,495 9,546
APP-09031376.FP.FTS.B, 14.49%, 7/03/24 11,154 11,238
APP-09302940.FP.FTS.B, 17.99%, 7/03/24 10,651 10,622
APP-09331237.FP.FTS.B, 16.49%, 7/05/24 6,486 6,529
APP-09430684.FP.FTS.B, 23.49%, 7/05/24 7,624 7,508
APP-09345495.FP.FTS.B, 23.49%, 7/08/24 9,723 9,620
APP-09726629.FP.FTS.B, 12.24%, 7/09/24 11,939 12,031
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09341214.FP.FTS.B, 21.49%, 7/10/24 $ 16,121 $ 15,968
APP-09343576.FP.FTS.B, 23.49%, 7/10/24 10,169 10,061
APP-08573519.FP.FTS.B, 14.49%, 7/19/24 20,794 21,000
APP-12243834.FP.FTS.B, 18.49%, 7/27/24 4,830 4,843
APP-09726602.FP.FTS.B, 17.49%, 8/12/24 11,269 11,150
APP-09799095.FP.FTS.B, 19.99%, 8/12/24 4,903 4,896
APP-09799610.FP.FTS.B, 21.99%, 8/12/24 11,810 11,685
APP-10258442.FP.FTS.B, 10.49%, 8/15/24 10,804 10,894
APP-09776505.FP.FTS.B, 12.24%, 8/15/24 8,649 8,728
APP-10159829.FP.FTS.B, 15.49%, 8/15/24 9,268 9,318
APP-10254713.FP.FTS.B, 19.99%, 8/17/24 6,751 6,744
APP-10227214.FP.FTS.B, 21.99%, 8/17/24 14,984 14,852
APP-09791798.FP.FTS.B, 14.99%, 8/18/24 25,987 26,187
APP-09726592.FP.FTS.B, 12.24%, 8/20/24 15,723 15,884
APP-09726689.FP.FTS.B, 15.99%, 8/20/24 10,681 10,771
APP-09786718.FP.FTS.B, 21.49%, 8/20/24 7,270 2,529
APP-10228488.FP.FTS.B, 23.99%, 8/20/24 13,108 13,016
APP-10203850.FP.FTS.B, 10.49%, 8/21/24 15,371 15,519
APP-09647997.FP.FTS.B, 19.99%, 8/21/24 6,018 660
APP-09784264.FP.FTS.B, 16.49%, 8/22/24 10,317 2,123
APP-09717670.FP.FTS.B, 18.49%, 8/23/24 9,261 3,115
APP-09708878.FP.FTS.B, 15.49%, 8/24/24 4,837 4,890
APP-09785921.FP.FTS.B, 17.49%, 8/24/24 27,397 27,571
APP-09808886.FP.FTS.B, 19.99%, 8/24/24 6,162 6,180
APP-09726492.FP.FTS.B, 12.24%, 8/25/24 10,468 10,591
APP-10170132.FP.FTS.B, 10.49%, 9/01/24 16,077 16,179
APP-10379461.FP.FTS.B, 10.49%, 9/02/24 16,245 16,363
APP-10459273.FP.FTS.B, 15.99%, 9/03/24 13,541 13,479
APP-10365078.FP.FTS.B, 17.99%, 9/07/24 23,375 2,277
APP-09939798.FP.FTS.B, 17.99%, 9/23/24 8,054 8,078
APP-10201551.FP.FTS.B, 20.49%, 9/24/24 9,546 9,497
APP-09776493.FP.FTS.B, 10.49%, 9/25/24 11,920 12,032
APP-10432773.FP.FTS.B, 16.99%, 9/30/24 6,656 6,713
APP-10177953.FP.FTS.B, 17.99%, 9/30/24 10,818 10,889
APP-10148177.FP.FTS.B, 14.99%,
10/01/24 .......................... 13,856 13,813
APP-10170358.FP.FTS.B, 15.49%,
10/01/24 .......................... 24,233 24,150
APP-10101337.FP.FTS.B, 11.99%, 10/02/24 31,100 31,409
APP-10170244.FP.FTS.B, 13.24%,
10/02/24 .......................... 25,617 25,836
APP-10624388.FP.FTS.B, 15.49%,
10/02/24 .......................... 5,366 5,398
APP-10687787.FP.FTS.B, 23.99%,
10/02/24 .......................... 5,553 5,435
APP-10237773.FP.FTS.B, 11.99%, 10/03/24 32,787 33,070
APP-10135528.FP.FTS.B, 10.49%,
10/04/24 .......................... 12,923 13,040
APP-09776210.FP.FTS.B, 13.49%,
10/04/24 .......................... 19,976 19,927
APP-10060644.FP.FTS.B, 13.99%,
10/04/24 .......................... 32,196 32,453
APP-10195787.FP.FTS.B, 25.49%,
10/04/24 .......................... 7,711 7,539
APP-10402043.FP.FTS.B, 17.99%,
10/05/24 .......................... 16,530 16,336
APP-10396556.FP.FTS.B, 25.49%,
10/05/24 .......................... 7,272 7,126

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10481124.FP.FTS.B, 12.74%, 10/12/24 $ 15,670 $ 15,790
APP-10479777.FP.FTS.B, 17.49%,
10/12/24 .......................... 8,367 8,285
APP-10435915.FP.FTS.B, 19.99%,
10/12/24 .......................... 37,636 37,159
APP-10431143.FP.FTS.B, 17.99%, 10/15/24 12,113 12,094
APP-10446303.FP.FTS.B, 19.99%,
10/15/24 .......................... 41,367 4,158
APP-10135442.FP.FTS.B, 10.99%,
10/16/24 .......................... 22,406 22,638
APP-10372817.FP.FTS.B, 15.49%,
10/17/24 .......................... 12,086 12,199
APP-10385640.FP.FTS.B, 23.99%,
10/17/24 .......................... 5,836 5,786
APP-10314505.FP.FTS.B, 23.99%,
10/18/24 .......................... 8,820 8,706
APP-10451908.FP.FTS.B, 11.99%, 10/20/24 34,091 34,453
APP-10517288.FP.FTS.B, 18.49%,
10/20/24 .......................... 17,580 17,459
APP-10460288.FP.FTS.B, 25.49%,
10/20/24 .......................... 7,530 7,434
APP-09299774.FP.FTS.B, 23.49%,
10/21/24 .......................... 2,816 2,787
APP-10333533.FP.FTS.B, 15.99%,
10/22/24 .......................... 152 151
APP-10444462.FP.FTS.B, 8.49%, 10/23/24 20,707 20,934
APP-10060529.FP.FTS.B, 10.49%,
10/25/24 .......................... 11,124 11,254
APP-10440863.FP.FTS.B, 25.49%,
10/25/24 .......................... 7,030 702
APP-10314676.FP.FTS.B, 12.74%,
10/26/24 .......................... 14,866 15,035
APP-10400698.FP.FTS.B, 12.74%,
10/26/24 .......................... 14,076 14,236
APP-10459518.FP.FTS.B, 15.49%,
10/29/24 .......................... 16,959 17,079
APP-10566736.FP.FTS.B, 16.49%, 11/04/24 11,223 11,208
APP-10693186.FP.FTS.B, 10.49%, 11/10/24 12,289 12,406
APP-11194733.FP.FTS.B, 8.99%, 11/11/24 26,132 26,370
APP-10096028.FP.FTS.B, 9.99%, 11/14/24 32,199 32,536
APP-11333295.FP.FTS.B, 8.49%, 11/15/24 9,718 9,809
APP-10688393.FP.FTS.B, 12.74%, 11/15/24 16,025 16,181
APP-11394308.FP.FTS.B, 14.49%, 11/15/24 15,757 15,853
APP-11394558.FP.FTS.B, 14.99%, 11/15/24 15,416 15,434
APP-11334236.FP.FTS.B, 15.99%, 11/15/24 15,840 15,686
APP-11280007.FP.FTS.B, 17.99%, 11/15/24 5,939 5,941
APP-11313930.FP.FTS.B, 25.49%, 11/15/24 7,661 7,559
APP-11333515.FP.FTS.B, 16.49%, 11/16/24 10,939 10,953
APP-10683469.FP.FTS.B, 23.99%, 11/16/24 15,036 14,811
APP-11307681.FP.FTS.B, 25.49%, 11/16/24 6,425 6,342
APP-10670881.FP.FTS.B, 10.24%, 11/17/24 9,499 9,588
APP-11237920.FP.FTS.B, 17.99%, 11/17/24 7,819 7,809
APP-10400857.FP.FTS.B, 12.74%, 11/20/24 18,041 18,229
APP-10657504.FP.FTS.B, 14.99%, 11/22/24 25,186 25,233
APP-10670754.FP.FTS.B, 17.99%, 11/22/24 19,489 19,494
APP-11283774.FP.FTS.B, 8.49%, 11/25/24 11,320 11,421
APP-11333230.FP.FTS.B, 12.49%, 11/25/24 20,680 20,878
APP-11382302.FP.FTS.B, 16.99%, 11/25/24 8,074 8,150
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11799510.FP.FTS.B, 16.99%, 12/15/24 $ 7,634 $ 7,673
APP-11194500.FP.FTS.B, 10.49%, 12/20/24 17,713 17,906
APP-11316386.FP.FTS.B, 13.49%, 12/20/24 11,410 11,509
APP-11319377.FP.FTS.B, 25.49%, 12/20/24 7,704 7,620
APP-11793984.FP.FTS.B, 25.49%, 12/20/24 7,855 7,774
APP-11799271.FP.FTS.B, 14.99%, 12/21/24 16,235 16,245
APP-11383917.FP.FTS.B, 12.74%, 12/26/24 11,735 11,862
APP-11781212.FP.FTS.B, 18.99%, 12/27/24 10,595 10,617
APP-11045167.FP.FTS.B, 10.49%, 12/28/24 11,638 11,778
APP-11388022.FP.FTS.B, 19.99%, 12/28/24 7,537 7,551
APP-11802632.FP.FTS.B, 9.74%, 12/29/24 9,008 9,121
APP-11314678.FP.FTS.B, 15.49%, 12/31/24 10,077 10,186
APP-10762908.FP.FTS.B, 17.99%,
12/31/24 .......................... 18,895 18,752
APP-11297354.FP.FTS.B, 8.49%, 1/01/25 . 10,426 10,531
APP-09861136.FP.FTS.B, 10.49%, 1/01/25 15,112 15,257
APP-11194436.FP.FTS.B, 15.99%, 1/01/25 23,016 23,075
APP-11299692.FP.FTS.B, 23.99%, 1/01/25 21,717 21,233
APP-11022117.FP.FTS.B, 8.49%, 1/02/25 . 12,125 12,249
APP-10773207.FP.FTS.B, 10.49%, 1/02/25 12,463 12,597
APP-11237990.FP.FTS.B, 10.74%, 1/02/25 15,360 8,286
APP-11333266.FP.FTS.B, 15.49%, 1/02/25 9,067 9,016
APP-11022245.FP.FTS.B, 15.99%, 1/02/25 14,310 14,247
APP-11307931.FP.FTS.B, 21.99%, 1/02/25 11,849 2,546
APP-10624639.FP.FTS.B, 10.49%, 1/03/25 18,853 19,060
APP-11139518.FP.FTS.B, 12.74%, 1/03/25 15,252 15,427
APP-11265704.FP.FTS.B, 13.99%, 1/03/25 28,137 28,094
APP-11187320.FP.FTS.B, 14.99%, 1/03/25 16,093 16,057
APP-11216238.FP.FTS.B, 16.99%, 1/03/25 8,474 8,432
APP-11382734.FP.FTS.B, 23.49%, 1/04/25 9,132 8,936
APP-11400433.FP.FTS.B, 15.49%, 1/06/25 9,604 9,683
APP-11320650.FP.FTS.B, 23.99%, 1/06/25 11,956 11,717
APP-11373259.FP.FTS.B, 14.99%, 1/07/25 25,808 25,738
APP-11333496.FP.FTS.B, 18.99%, 1/07/25 6,966 6,953
APP-09356867.FP.FTS.B, 9.99%, 1/08/25 . 37,039 37,455
APP-11398498.FP.FTS.B, 19.49%, 1/08/25 12,672 12,446
APP-11062102.FP.FTS.B, 19.99%, 1/08/25 15,787 15,515
APP-11393301.FP.FTS.B, 21.99%, 1/08/25 19,814 19,439
APP-11389002.FP.FTS.B, 17.99%, 1/09/25 5,856 5,865
APP-11319269.FP.FTS.B, 21.99%, 1/09/25 15,629 15,351
APP-11694688.FP.FTS.B, 18.99%, 1/12/25 9,557 9,535
APP-12194196.FP.FTS.B, 13.24%, 1/16/25 39,053 39,335
APP-12248763.FP.FTS.B, 7.74%, 1/17/25 . 4,651 4,670
APP-12251612.FP.FTS.B, 17.49%, 1/17/25 10,398 10,398
APP-09868557.FP.FTS.B, 11.99%, 1/20/25 15,184 15,333
APP-12106244.FP.FTS.B, 18.99%, 1/22/25 10,328 10,300
APP-12139687.FP.FTS.B, 11.74%, 1/23/25 30,736 31,065
APP-12017001.FP.FTS.B, 9.74%, 1/24/25 . 13,692 13,855
APP-12207671.FP.FTS.B, 16.99%, 1/25/25 7,917 7,982
APP-12251223.FP.FTS.B, 23.99%, 1/27/25 7,337 7,266
APP-12266979.FP.FTS.B, 11.74%, 1/28/25 17,951 18,149
APP-11323523.FP.FTS.B, 23.99%, 1/30/25 9,091 9,078
APP-11803536.FP.FTS.B, 13.99%, 2/01/25 22,724 22,871
APP-11792552.FP.FTS.B, 17.49%, 2/01/25 22,209 22,041
APP-11694342.FP.FTS.B, 7.74%, 2/02/25 . 5,968 5,984
APP-11799504.FP.FTS.B, 9.74%, 2/05/25 . 9,902 10,007
APP-11806647.FP.FTS.B, 23.99%, 2/10/25 11,341 7,374
APP-11821456.FP.FTS.B, 23.74%, 2/11/25 21,639 7,640

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11799282.FP.FTS.B, 9.74%, 2/12/25 . $ 12,821 $ 12,974
APP-11767460.FP.FTS.B, 13.74%, 2/12/25 24,604 24,855
APP-11594848.FP.FTS.B, 14.99%, 2/12/25 17,295 17,245
APP-11803668.FP.FTS.B, 23.99%, 2/13/25 9,870 9,728
APP-11370104.FP.FTS.B, 15.99%, 2/28/25 15,974 15,965
APP-12227846.FP.FTS.B, 9.49%, 3/01/25 . 18,907 19,091
APP-12223360.FP.FTS.B, 15.74%, 3/01/25 28,634 28,527
APP-12257518.FP.FTS.B, 18.99%, 3/01/25 11,555 11,406
APP-11946510.FP.FTS.B, 12.74%, 3/04/25 8,706 8,810
APP-08749214.FP.FTS.B, 20.49%, 3/05/25 9,582 9,707
APP-12244086.FP.FTS.B, 15.49%, 3/11/25 19,099 18,940
APP-12119651.FP.FTS.B, 8.99%, 3/12/25 . 24,452 24,767
APP-12139540.FP.FTS.B, 9.99%, 3/12/25 . 12,069 12,211
APP-08503046.FP.FTS.B, 12.99%, 3/12/25 22,648 22,914
APP-11946706.FP.FTS.B, 14.49%, 3/12/25 13,520 13,564
APP-12131559.FP.FTS.B, 23.99%, 3/12/25 12,083 11,920
APP-12239890.FP.FTS.B, 23.99%, 3/12/25 9,961 9,842
APP-12246852.FP.FTS.B, 23.99%, 3/12/25 14,042 13,848
APP-10005462.FP.FTS.B, 9.74%, 3/13/25 . 11,794 11,953
APP-12139811.FP.FTS.B, 11.74%, 3/13/25 24,236 24,519
APP-12216739.FP.FTS.B, 16.99%, 3/13/25 17,009 16,995
APP-08957136.FP.FTS.B, 14.99%, 4/15/25 20,679 20,944
APP-08939051.FP.FTS.B, 20.49%, 4/15/25 8,029 728
APP-08980006.FP.FTS.B, 16.49%, 4/17/25 9,211 9,338
APP-09058670.FP.FTS.B, 16.49%, 4/27/25 6,982 7,100
APP-08944850.FP.FTS.B, 18.49%, 5/02/25 11,594 11,722
APP-09302675.FP.FTS.B, 15.99%, 5/14/25 8,987 9,080
APP-09216358.FP.FTS.B, 14.99%, 5/16/25 32,110 32,449
APP-08970788.FP.FTS.B, 17.49%, 5/16/25 8,043 8,159
APP-08976296.FP.FTS.B, 18.49%, 5/17/25 9,330 9,465
APP-09335187.FP.FTS.B, 16.99%, 5/20/25 9,551 9,723
APP-09333383.FP.FTS.B, 18.49%, 5/20/25 21,445 2,765
APP-08870796.FP.FTS.B, 19.49%, 5/23/25 6,484 6,604
APP-08914897.FP.FTS.B, 12.99%, 5/29/25 13,478 13,716
APP-08967293.FP.FTS.B, 17.49%, 5/29/25 14,231 14,552
APP-08991009.FP.FTS.B, 16.49%, 5/30/25 10,498 10,665
APP-09071487.FP.FTS.B, 16.99%, 5/30/25 14,040 14,264
APP-09045732.FP.FTS.B, 22.49%, 5/30/25 15,715 9,515
APP-08928822.FP.FTS.B, 14.99%, 5/31/25 21,496 21,807
APP-09014884.FP.FTS.B, 14.99%, 5/31/25 29,513 29,934
APP-09231496.FP.FTS.B, 14.99%, 6/01/25 36,373 36,767
APP-08988851.FP.FTS.B, 16.99%, 6/01/25 38,054 38,686
APP-09029616.FP.FTS.B, 21.49%, 6/03/25 6,391 6,464
APP-08980050.FP.FTS.B, 14.99%, 6/04/25 18,668 18,955
APP-09023075.FP.FTS.B, 14.99%, 6/05/25 17,965 18,244
APP-09114468.FP.FTS.B, 16.49%, 6/05/25 10,840 10,966
APP-08991172.FP.FTS.B, 17.49%, 6/05/25 5,519 5,617
APP-09036276.FP.FTS.B, 18.99%, 6/05/25 29,478 29,935
APP-09134525.FP.FTS.B, 19.99%, 6/05/25 20,641 20,946
APP-09045917.FP.FTS.B, 18.99%, 6/11/25 24,269 24,627
APP-09076478.FP.FTS.B, 20.49%, 6/13/25 18,624 18,951
APP-09106073.FP.FTS.B, 19.99%, 6/14/25 7,587 7,713
APP-09130603.FP.FTS.B, 12.99%, 6/15/25 14,155 14,364
APP-09012739.FP.FTS.B, 14.49%, 6/15/25 9,625 9,777
APP-09100537.FP.FTS.B, 17.99%, 6/15/25 9,517 9,673
APP-09130807.FP.FTS.B, 14.99%, 6/16/25 14,976 15,186
APP-09046414.FP.FTS.B, 14.99%, 6/23/25 25,028 25,409
APP-09262014.FP.FTS.B, 14.99%, 6/27/25 17,088 17,352
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09352017.FP.FTS.B, 16.99%, 6/27/25 $ 6,683 $ 6,780
APP-09302995.FP.FTS.B, 14.99%, 7/10/25 8,155 8,288
APP-09352779.FP.FTS.B, 18.49%, 7/10/25 6,874 6,990
APP-09375788.FP.FTS.B, 18.49%, 7/10/25 7,501 7,596
APP-09348109.FP.FTS.B, 18.49%, 7/11/25 6,672 6,776
APP-09354577.FP.FTS.B, 18.49%, 7/11/25 15,072 15,333
APP-09355200.FP.FTS.B, 14.99%, 7/17/25 29,415 29,869
APP-09428299.FP.FTS.B, 17.99%, 7/19/25 27,517 27,961
APP-09765452.FP.FTS.B, 16.49%, 8/08/25 12,795 12,940
APP-09751288.FP.FTS.B, 14.49%, 8/09/25 13,621 13,730
APP-09717803.FP.FTS.B, 18.49%, 8/10/25 7,536 7,627
APP-10142907.FP.FTS.B, 14.99%, 8/12/25 37,139 37,591
APP-09813384.FP.FTS.B, 12.74%, 8/13/25 18,179 18,419
APP-09797956.FP.FTS.B, 14.74%, 8/13/25 12,718 12,884
APP-09659731.FP.FTS.B, 14.24%, 8/15/25 30,875 31,294
APP-10244874.FP.FTS.B, 10.99%, 8/16/25 16,367 16,520
APP-10203250.FP.FTS.B, 13.24%, 8/17/25 13,683 13,875
APP-10196365.FP.FTS.B, 16.99%, 8/17/25 38,693 39,231
APP-10214931.FP.FTS.B, 15.99%, 8/19/25 32,835 33,216
APP-09634185.FP.FTS.B, 16.49%, 8/22/25 20,872 21,190
APP-09775671.FP.FTS.B, 18.49%, 8/23/25 15,451 15,717
APP-09789796.FP.FTS.B, 17.99%, 8/24/25 20,465 20,795
APP-09776164.FP.FTS.B, 15.99%, 8/25/25 9,743 9,911
APP-09786759.FP.FTS.B, 21.99%, 8/27/25 6,413 6,385
APP-10479148.FP.FTS.B, 18.99%, 9/02/25 22,083 22,161
APP-10450365.FP.FTS.B, 10.99%, 9/03/25 13,811 13,960
APP-10476920.FP.FTS.B, 8.99%, 9/06/25 . 15,611 15,798
APP-10400942.FP.FTS.B, 10.99%, 9/10/25 11,676 11,823
APP-10373851.FP.FTS.B, 10.99%, 9/11/25 10,429 2,111
APP-10444335.FP.FTS.B, 11.49%, 9/11/25 30,553 30,931
APP-10510050.FP.FTS.B, 16.99%, 9/18/25 11,417 11,539
APP-10561719.FP.FTS.B, 12.74%, 9/20/25 9,521 9,655
APP-10432695.FP.FTS.B, 16.99%, 9/20/25 39,768 40,234
APP-10156735.FP.FTS.B, 16.49%, 9/23/25 20,859 21,122
APP-10602597.FP.FTS.B, 19.49%, 9/24/25 31,789 10,180
APP-10561277.FP.FTS.B, 19.49%, 9/25/25 21,068 4,518
APP-10248500.FP.FTS.B, 22.99%, 9/27/25 35,991 36,378
APP-10156534.FP.FTS.B, 10.99%, 9/30/25 20,238 20,557
APP-10204096.FP.FTS.B, 10.99%,
10/01/25 .......................... 16,283 16,514
APP-09708653.FP.FTS.B, 13.24%,
10/01/25 .......................... 18,308 18,540
APP-10060747.FP.FTS.B, 13.74%,
10/01/25 .......................... 21,797 22,110
APP-10157176.FP.FTS.B, 16.49%,
10/01/25 .......................... 18,217 18,399
APP-10692380.FP.FTS.B, 16.49%,
10/01/25 .......................... 23,710 23,839
APP-10459241.FP.FTS.B, 17.99%,
10/01/25 .......................... 10,860 10,912
APP-10203214.FP.FTS.B, 18.99%,
10/01/25 .......................... 16,951 16,996
APP-10244672.FP.FTS.B, 20.99%,
10/01/25 .......................... 16,227 16,190
APP-10682601.FP.FTS.B, 16.49%,
10/02/25 .......................... 28,474 28,664
APP-10684832.FP.FTS.B, 20.99%,
10/02/25 .......................... 8,568 8,559

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10092907.FP.FTS.B, 17.99%,
10/04/25 .......................... $ 24,221 $ 24,395
APP-10243948.FP.FTS.B, 18.99%,
10/04/25 .......................... 17,267 17,303
APP-10245113.FP.FTS.B, 20.99%, 10/04/25 5,968 6,034
APP-09979972.FP.FTS.B, 14.49%,
10/05/25 .......................... 33,120 33,503
APP-10263399.FP.FTS.B, 26.49%,
10/08/25 .......................... 6,276 6,297
APP-10770205.FP.FTS.B, 18.49%,
10/09/25 .......................... 8,934 9,012
APP-10485308.FP.FTS.B, 16.99%,
10/12/25 .......................... 12,440 12,546
APP-10480296.FP.FTS.B, 19.49%,
10/12/25 .......................... 12,151 12,246
APP-10293468.FP.FTS.B, 12.49%,
10/15/25 .......................... 35,750 36,226
APP-10354360.FP.FTS.B, 19.49%,
10/15/25 .......................... 20,131 20,250
APP-10479307.FP.FTS.B, 19.99%,
10/15/25 .......................... 13,186 13,265
APP-10516445.FP.FTS.B, 11.49%, 10/16/25 27,040 27,425
APP-10384915.FP.FTS.B, 16.49%,
10/17/25 .......................... 14,268 14,458
APP-10450638.FP.FTS.B, 16.99%,
10/18/25 .......................... 11,892 12,020
APP-10497677.FP.FTS.B, 12.74%,
10/20/25 .......................... 10,126 10,275
APP-10567121.FP.FTS.B, 13.24%,
10/20/25 .......................... 18,523 18,783
APP-10578108.FP.FTS.B, 14.49%,
10/22/25 .......................... 23,506 23,793
APP-10315400.FP.FTS.B, 16.49%,
10/22/25 .......................... 20,873 21,143
APP-10474872.FP.FTS.B, 18.99%,
10/28/25 .......................... 10,485 10,650
APP-10519197.FP.FTS.B, 15.99%,
10/29/25 .......................... 27,841 28,345
APP-10689729.FP.FTS.B, 13.99%, 11/05/25 8,029 8,127
APP-10605982.FP.FTS.B, 10.99%, 11/09/25 22,546 22,846
APP-11104456.FP.FTS.B, 10.99%, 11/10/25 9,816 9,933
APP-10606420.FP.FTS.B, 10.99%, 11/15/25 24,916 25,287
APP-10839237.FP.FTS.B, 10.99%, 11/15/25 18,387 18,631
APP-11210666.FP.FTS.B, 10.99%, 11/15/25 17,897 18,113
APP-11376181.FP.FTS.B, 10.99%, 11/15/25 11,624 11,762
APP-11237796.FP.FTS.B, 16.49%, 11/15/25 14,806 14,943
APP-10776817.FP.FTS.B, 16.99%, 11/15/25 31,531 31,984
APP-11280073.FP.FTS.B, 17.49%, 11/15/25 27,242 27,464
APP-11398866.FP.FTS.B, 12.74%, 11/16/25 10,472 10,594
APP-10681833.FP.FTS.B, 15.99%, 11/16/25 24,940 25,270
APP-10768953.FP.FTS.B, 18.99%, 11/17/25 10,779 10,867
APP-11393685.FP.FTS.B, 17.49%, 11/18/25 24,071 24,322
APP-11412825.FP.FTS.B, 16.49%, 11/20/25 13,940 14,083
APP-10773457.FP.FTS.B, 11.49%, 11/22/25 20,790 20,979
APP-10692429.FP.FTS.B, 20.99%, 11/22/25 8,757 8,857
APP-10476373.FP.FTS.B, 10.99%, 11/25/25 12,429 12,631
APP-11802431.FP.FTS.B, 10.24%, 12/18/25 11,212 11,352
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10770088.FP.FTS.B, 10.99%,
12/18/25 .......................... $ 23,812 $ 24,160
APP-11305215.FP.FTS.B, 13.24%, 12/19/25 13,850 14,045
APP-11194608.FP.FTS.B, 10.99%, 12/20/25 15,450 15,669
APP-11253357.FP.FTS.B, 13.24%, 12/20/25 15,076 15,256
APP-11237745.FP.FTS.B, 17.49%, 12/20/25 7,258 7,360
APP-11793362.FP.FTS.B, 17.99%, 12/20/25 30,842 31,046
APP-11693773.FP.FTS.B, 13.74%, 12/21/25 31,569 31,966
APP-10746117.FP.FTS.B, 8.99%, 12/26/25 15,126 15,339
APP-11379674.FP.FTS.B, 11.49%, 12/26/25 32,115 32,591
APP-11772465.FP.FTS.B, 10.99%, 12/27/25 38,163 38,664
APP-11384860.FP.FTS.B, 12.49%, 12/28/25 33,002 33,450
APP-11785403.FP.FTS.B, 12.49%, 12/29/25 16,741 3,105
APP-11805285.FP.FTS.B, 16.99%, 12/29/25 11,077 11,230
APP-11249658.FP.FTS.B, 10.49%, 1/02/26 37,288 37,827
APP-11374960.FP.FTS.B, 14.99%, 1/02/26 5,105 5,067
APP-11104135.FP.FTS.B, 11.49%, 1/03/26 32,012 32,492
APP-11321062.FP.FTS.B, 14.49%, 1/03/26 11,470 11,580
APP-11411443.FP.FTS.B, 17.49%, 1/03/26 11,311 11,276
APP-11290144.FP.FTS.B, 19.99%, 1/03/26 14,909 14,904
APP-11287073.FP.FTS.B, 21.99%, 1/03/26 27,645 27,537
APP-11378327.FP.FTS.B, 17.99%, 1/07/26 11,578 11,573
APP-11382186.FP.FTS.B, 21.99%, 1/07/26 25,785 25,671
APP-11397672.FP.FTS.B, 12.49%, 1/08/26 41,749 42,392
APP-11380825.FP.FTS.B, 18.49%, 1/08/26 15,430 15,424
APP-11279539.FP.FTS.B, 15.99%, 1/09/26 8,892 9,035
APP-11403530.FP.FTS.B, 19.49%, 1/09/26 8,991 9,046
APP-12261586.FP.FTS.B, 16.99%, 1/15/26 15,593 15,702
APP-12244806.FP.FTS.B, 16.74%, 1/22/26 26,549 26,809
APP-12125189.FP.FTS.B, 19.49%, 1/25/26 13,833 13,971
APP-12219829.FP.FTS.B, 16.99%, 1/26/26 11,018 11,148
APP-12229052.FP.FTS.B, 17.99%, 1/26/26 17,231 17,414
APP-12243882.FP.FTS.B, 19.49%, 1/27/26 9,092 9,201
APP-12249724.FP.FTS.B, 22.49%, 1/27/26 7,245 2,435
APP-12266935.FP.FTS.B, 18.49%, 1/28/26 16,405 16,608
APP-11804977.FP.FTS.B, 16.74%, 1/31/26 25,785 25,858
APP-11803364.FP.FTS.B, 10.24%, 2/01/26 15,594 15,796
APP-11816651.FP.FTS.B, 26.49%, 2/01/26 6,805 6,744
APP-11770041.FP.FTS.B, 15.99%, 2/02/26 10,488 10,525
APP-11792403.FP.FTS.B, 13.99%, 2/03/26 20,070 20,186
APP-11335385.FP.FTS.B, 10.99%, 2/04/26 15,893 16,111
APP-11751019.FP.FTS.B, 15.99%, 2/05/26 5,368 5,372
APP-11785448.FP.FTS.B, 13.49%, 2/11/26 16,900 17,057
APP-11799618.FP.FTS.B, 15.24%, 2/11/26 8,848 9,014
APP-11731938.FP.FTS.B, 16.99%, 2/11/26 13,681 4,130
APP-11799543.FP.FTS.B, 13.24%, 2/12/26 8,800 8,941
APP-11787493.FP.FTS.B, 14.99%, 2/12/26 15,496 15,644
APP-11817724.FP.FTS.B, 20.74%, 2/12/26 20,176 20,166
APP-11802110.FP.FTS.B, 16.99%, 2/13/26 22,403 12,585
APP-12285827.FP.FTS.B, 13.24%, 3/01/26 9,282 9,398
APP-11946533.FP.FTS.B, 16.24%, 3/01/26 27,347 27,343
APP-12236342.FP.FTS.B, 16.49%, 3/08/26 22,012 22,007
APP-12231516.FP.FTS.B, 15.99%, 3/09/26 8,410 8,562
APP-12223796.FP.FTS.B, 21.24%, 3/11/26 24,091 24,003
APP-12243350.FP.FTS.B, 9.99%, 3/12/26 . 19,345 19,683
APP-12201290.FP.FTS.B, 14.74%, 3/12/26 46,121 25,255
APP-12106220.FP.FTS.B, 18.99%, 3/12/26 11,478 11,550
APP-12140905.FP.FTS.B, 24.99%, 3/12/26 8,601 8,625

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12033222.FP.FTS.B, 13.24%, 3/14/26 $ 29,969 $ 9,009
APP-12262753.FP.FTS.B, 14.99%, 3/14/26 18,494 18,651
APP-12266777.FP.FTS.B, 17.74%, 3/15/26 23,023 23,027
APP-08739403.FP.FTS.B, 16.99%, 3/21/26 21,741 22,087
APP-08907777.FP.FTS.B, 17.99%, 4/12/26 6,108 6,206
APP-08330688.FP.FTS.B, 14.99%, 4/15/26 18,895 19,178
APP-08985969.FP.FTS.B, 18.99%, 4/15/26 16,007 16,202
APP-08971565.FP.FTS.B, 17.99%, 4/16/26 21,134 12,103
APP-08979775.FP.FTS.B, 23.99%, 4/16/26 22,544 22,907
APP-09077004.FP.FTS.B, 16.99%, 4/17/26 8,146 8,250
APP-08698355.FP.FTS.B, 18.99%, 4/17/26 14,242 14,419
APP-08999178.FP.FTS.B, 17.99%, 4/20/26 21,162 21,540
APP-09019999.FP.FTS.B, 13.49%, 4/22/26 38,192 38,761
APP-09100185.FP.FTS.B, 18.99%, 4/30/26 9,621 9,818
APP-09087999.FP.FTS.B, 21.49%, 4/30/26 25,611 26,132
APP-08979983.FP.FTS.B, 19.99%, 5/01/26 9,460 9,525
APP-08726744.FP.FTS.B, 21.49%, 5/01/26 29,303 29,537
APP-09232273.FP.FTS.B, 19.49%, 5/03/26 32,385 32,668
APP-08741967.FP.FTS.B, 17.49%, 5/05/26 23,800 24,167
APP-08676164.FP.FTS.B, 20.99%, 5/05/26 7,454 7,532
APP-09232139.FP.FTS.B, 22.49%, 5/07/26 26,166 26,331
APP-09214807.FP.FTS.B, 19.99%, 5/13/26 4,698 4,631
APP-09321377.FP.FTS.B, 17.49%, 5/15/26 20,739 20,977
APP-08975984.FP.FTS.B, 16.99%, 5/17/26 16,551 16,795
APP-08980618.FP.FTS.B, 22.99%, 5/17/26 40,762 41,338
APP-09342828.FP.FTS.B, 21.49%, 5/18/26 8,806 947
APP-08999101.FP.FTS.B, 19.99%, 5/19/26 9,456 9,601
APP-09345065.FP.FTS.B, 22.49%, 5/20/26 16,271 16,516
APP-08950723.FP.FTS.B, 14.99%, 5/21/26 12,235 12,420
APP-08476144.FP.FTS.B, 12.99%, 5/22/26 24,391 24,761
APP-09018769.FP.FTS.B, 12.99%, 5/22/26 11,057 11,240
APP-08882597.FP.FTS.B, 17.49%, 5/22/26 30,755 31,274
APP-09020345.FP.FTS.B, 17.49%, 5/22/26 13,802 13,974
APP-08996892.FP.FTS.B, 18.49%, 5/22/26 31,695 32,199
APP-09015317.FP.FTS.B, 18.99%, 5/22/26 16,320 16,561
APP-09022304.FP.FTS.B, 21.99%, 5/22/26 16,088 16,337
APP-08994245.FP.FTS.B, 22.99%, 5/22/26 38,047 38,643
APP-09017828.FP.FTS.B, 26.49%, 5/22/26 8,492 8,564
APP-09024930.FP.FTS.B, 13.49%, 5/23/26 7,396 7,509
APP-09012468.FP.FTS.B, 17.49%, 5/23/26 14,416 2,923
APP-09016364.FP.FTS.B, 18.49%, 5/23/26 41,986 8,536
APP-09018294.FP.FTS.B, 18.99%, 5/23/26 18,937 19,245
APP-09022374.FP.FTS.B, 18.99%, 5/23/26 12,916 13,115
APP-09025698.FP.FTS.B, 19.49%, 5/23/26 31,228 31,721
APP-09025472.FP.FTS.B, 19.99%, 5/23/26 16,716 16,987
APP-08902866.FP.FTS.B, 20.49%, 5/23/26 20,511 20,798
APP-09026796.FP.FTS.B, 21.99%, 5/23/26 12,108 12,306
APP-09012359.FP.FTS.B, 23.49%, 5/23/26 12,984 13,193
APP-08934150.FP.FTS.B, 17.99%, 5/25/26 6,250 6,243
APP-09336278.FP.FTS.B, 21.99%, 5/25/26 17,611 17,784
APP-08932092.FP.FTS.B, 14.99%, 5/26/26 15,578 15,860
APP-08979821.FP.FTS.B, 16.49%, 5/26/26 12,219 12,437
APP-09341585.FP.FTS.B, 22.99%, 5/26/26 15,361 9,805
APP-09356444.FP.FTS.B, 17.49%, 5/27/26 15,916 16,178
APP-09437723.FP.FTS.B, 20.99%, 5/27/26 18,264 18,445
APP-09352425.FP.FTS.B, 14.99%, 5/28/26 24,838 25,202
APP-08989489.FP.FTS.B, 22.99%, 5/28/26 8,154 8,311
APP-08924259.FP.FTS.B, 15.49%, 5/29/26 28,105 28,653
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09016739.FP.FTS.B, 15.49%, 5/29/26 $ 26,440 $ 26,868
APP-09057970.FP.FTS.B, 16.99%, 5/29/26 7,830 7,959
APP-09057834.FP.FTS.B, 18.99%, 5/29/26 21,051 21,345
APP-08970339.FP.FTS.B, 22.49%, 5/29/26 13,896 14,137
APP-09330764.FP.FTS.B, 22.49%, 5/29/26 8,124 8,083
APP-09063657.FP.FTS.B, 22.99%, 5/29/26 39,729 40,560
APP-08923777.FP.FTS.B, 12.99%, 5/30/26 22,349 22,772
APP-08970713.FP.FTS.B, 12.99%, 5/30/26 21,808 22,222
APP-08924285.FP.FTS.B, 14.99%, 5/30/26 16,082 16,379
APP-09017848.FP.FTS.B, 16.99%, 5/30/26 18,536 18,870
APP-08959797.FP.FTS.B, 17.49%, 5/30/26 28,622 3,082
APP-08972934.FP.FTS.B, 17.49%, 5/30/26 9,766 9,811
APP-08967703.FP.FTS.B, 19.49%, 5/30/26 3,189 3,180
APP-08976475.FP.FTS.B, 20.99%, 5/30/26 10,716 10,912
APP-09021433.FP.FTS.B, 21.99%, 5/30/26 9,938 10,117
APP-08924296.FP.FTS.B, 22.49%, 5/30/26 21,205 21,417
APP-09095354.FP.FTS.B, 12.99%, 5/31/26 18,669 18,969
APP-08926123.FP.FTS.B, 18.99%, 5/31/26 20,296 2,380
APP-08950786.FP.FTS.B, 18.99%, 5/31/26 14,383 14,499
APP-09088134.FP.FTS.B, 18.99%, 5/31/26 5,649 5,638
APP-08974488.FP.FTS.B, 21.49%, 5/31/26 12,395 12,433
APP-09060458.FP.FTS.B, 22.49%, 5/31/26 10,774 10,792
APP-09095478.FP.FTS.B, 13.49%, 6/01/26 26,537 26,862
APP-09013810.FP.FTS.B, 14.99%, 6/01/26 9,516 9,658
APP-09094872.FP.FTS.B, 14.99%, 6/01/26 23,027 23,325
APP-09020308.FP.FTS.B, 16.99%, 6/01/26 16,039 16,249
APP-09029242.FP.FTS.B, 17.49%, 6/01/26 40,002 40,456
APP-09081945.FP.FTS.B, 17.49%, 6/01/26 14,552 14,614
APP-08816539.FP.FTS.B, 20.49%, 6/01/26 19,842 19,960
APP-08960464.FP.FTS.B, 20.99%, 6/01/26 28,487 28,590
APP-09109896.FP.FTS.B, 21.99%, 6/01/26 12,237 12,305
APP-08991906.FP.FTS.B, 21.49%, 6/02/26 21,932 22,160
APP-08684451.FP.FTS.B, 12.99%, 6/03/26 22,703 23,063
APP-09010389.FP.FTS.B, 12.99%, 6/03/26 18,361 18,639
APP-08991587.FP.FTS.B, 17.49%, 6/03/26 23,582 6,595
APP-08990964.FP.FTS.B, 12.99%, 6/04/26 17,087 17,352
APP-09010521.FP.FTS.B, 12.99%, 6/04/26 13,396 13,603
APP-09018394.FP.FTS.B, 13.49%, 6/04/26 31,527 32,020
APP-08847606.FP.FTS.B, 15.49%, 6/04/26 32,233 32,686
APP-08907106.FP.FTS.B, 17.49%, 6/04/26 9,263 9,410
APP-08980085.FP.FTS.B, 18.99%, 6/04/26 7,178 7,181
APP-08996497.FP.FTS.B, 22.99%, 6/04/26 31,213 31,296
APP-08979954.FP.FTS.B, 12.99%, 6/05/26 20,790 21,144
APP-09020682.FP.FTS.B, 12.99%, 6/05/26 10,985 11,156
APP-08980088.FP.FTS.B, 14.99%, 6/05/26 20,352 20,665
APP-09017269.FP.FTS.B, 14.99%, 6/05/26 19,903 20,214
APP-09105301.FP.FTS.B, 14.99%, 6/05/26 13,152 13,319
APP-09017547.FP.FTS.B, 15.49%, 6/05/26 8,473 8,470
APP-09019228.FP.FTS.B, 16.99%, 6/05/26 16,781 17,069
APP-09025257.FP.FTS.B, 17.49%, 6/05/26 16,133 16,299
APP-09142993.FP.FTS.B, 17.99%, 6/05/26 21,117 21,257
APP-09087784.FP.FTS.B, 18.99%, 6/05/26 6,628 6,603
APP-09433384.FP.FTS.B, 19.49%, 6/05/26 14,747 3,028
APP-09027027.FP.FTS.B, 21.49%, 6/05/26 17,321 17,336
APP-08984175.FP.FTS.B, 23.49%, 6/05/26 17,390 5,886
APP-08960524.FP.FTS.B, 12.99%, 6/06/26 19,203 19,508
APP-08968271.FP.FTS.B, 19.49%, 6/06/26 27,923 28,385
APP-08969542.FP.FTS.B, 20.99%, 6/06/26 32,016 6,908

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-08923668.FP.FTS.B, 21.49%, 6/06/26 $ 11,006 $ 11,065
APP-09054133.FP.FTS.B, 20.99%, 6/08/26 8,202 8,284
APP-09083545.FP.FTS.B, 15.49%, 6/10/26 33,374 33,839
APP-09078022.FP.FTS.B, 16.99%, 6/10/26 17,637 17,906
APP-09096295.FP.FTS.B, 17.49%, 6/10/26 14,616 14,758
APP-09081667.FP.FTS.B, 21.49%, 6/10/26 5,884 5,779
APP-09085087.FP.FTS.B, 20.49%, 6/11/26 17,386 3,680
APP-09070140.FP.FTS.B, 12.99%, 6/12/26 12,454 12,658
APP-08436157.FP.FTS.B, 15.49%, 6/12/26 9,394 9,554
APP-09074502.FP.FTS.B, 17.49%, 6/12/26 28,234 28,691
APP-09074432.FP.FTS.B, 19.99%, 6/12/26 9,823 9,914
APP-09056086.FP.FTS.B, 20.99%, 6/12/26 26,391 26,691
APP-09057421.FP.FTS.B, 21.49%, 6/12/26 30,408 30,732
APP-09070087.FP.FTS.B, 24.49%, 6/12/26 25,262 25,385
APP-08447667.FP.FTS.B, 12.99%, 6/13/26 19,627 19,954
APP-08649324.FP.FTS.B, 20.49%, 6/13/26 20,541 20,781
APP-08975462.FP.FTS.B, 20.99%, 6/13/26 7,764 7,846
APP-09045278.FP.FTS.B, 12.99%, 6/14/26 9,902 10,056
APP-09045961.FP.FTS.B, 15.49%, 6/14/26 26,465 26,888
APP-09104259.FP.FTS.B, 16.49%, 6/14/26 12,509 12,684
APP-09096903.FP.FTS.B, 12.99%, 6/15/26 13,317 13,518
APP-08847769.FP.FTS.B, 14.99%, 6/15/26 12,149 12,358
APP-09213296.FP.FTS.B, 14.99%, 6/15/26 23,537 23,856
APP-09094589.FP.FTS.B, 15.49%, 6/15/26 40,257 7,711
APP-09111302.FP.FTS.B, 18.49%, 6/15/26 40,476 40,949
APP-09241097.FP.FTS.B, 20.49%, 6/15/26 18,020 18,055
APP-09420738.FP.FTS.B, 20.49%, 6/15/26 21,149 21,251
APP-09242266.FP.FTS.B, 22.99%, 6/15/26 26,795 26,875
APP-09133899.FP.FTS.B, 22.99%, 6/16/26 31,629 31,647
APP-09077364.FP.FTS.B, 17.49%, 6/18/26 16,133 16,345
APP-09029834.FP.FTS.B, 18.49%, 6/18/26 10,000 10,159
APP-09132903.FP.FTS.B, 18.99%, 6/18/26 17,132 17,347
APP-09125842.FP.FTS.B, 20.49%, 6/18/26 21,261 21,487
APP-09140328.FP.FTS.B, 15.49%, 6/19/26 11,189 11,234
APP-09281875.FP.FTS.B, 14.99%, 6/20/26 22,065 22,358
APP-09122466.FP.FTS.B, 16.99%, 6/20/26 21,534 21,861
APP-09290922.FP.FTS.B, 25.49%, 6/22/26 16,660 16,820
APP-09351595.FP.FTS.B, 15.49%, 6/27/26 27,876 28,311
APP-09356858.FP.FTS.B, 17.49%, 6/27/26 39,950 40,577
APP-09341526.FP.FTS.B, 23.49%, 6/27/26 8,233 8,359
APP-09350849.FP.FTS.B, 23.49%, 6/27/26 19,490 4,419
APP-09198220.FP.FTS.B, 15.49%, 6/28/26 11,373 11,584
APP-09238269.FP.FTS.B, 15.49%, 6/28/26 39,667 40,321
APP-09242271.FP.FTS.B, 16.99%, 6/28/26 15,905 16,158
APP-09096348.FP.FTS.B, 18.99%, 6/28/26 19,614 19,961
APP-09201816.FP.FTS.B, 19.49%, 6/28/26 8,637 8,769
APP-09129616.FP.FTS.B, 20.99%, 6/28/26 17,235 17,527
APP-09374876.FP.FTS.B, 17.49%, 6/29/26 31,880 32,358
APP-09335597.FP.FTS.B, 19.99%, 6/29/26 27,230 27,674
APP-09045155.FP.FTS.B, 20.99%, 6/29/26 11,655 11,854
APP-09355512.FP.FTS.B, 20.99%, 6/29/26 11,558 11,577
APP-09374555.FP.FTS.B, 22.99%, 6/29/26 10,603 10,684
APP-08967513.FP.FTS.B, 23.49%, 6/30/26 12,346 12,564
APP-08979130.FP.FTS.B, 24.49%, 6/30/26 26,162 26,411
APP-08984739.FP.FTS.B, 17.49%, 7/01/26 40,205 40,792
APP-09785029.FP.FTS.B, 17.99%, 7/01/26 8,028 8,065
APP-09717830.FP.FTS.B, 19.99%, 7/01/26 11,071 3,630
APP-09789894.FP.FTS.B, 21.49%, 7/01/26 18,320 18,245
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09351048.FP.FTS.B, 22.49%, 7/01/26 $ 13,591 $ 13,636
APP-09771718.FP.FTS.B, 18.49%, 7/02/26 30,838 30,984
APP-09321833.FP.FTS.B, 18.99%, 7/02/26 9,833 1,016
APP-09274045.FP.FTS.B, 22.49%, 7/02/26 21,046 21,096
APP-09717698.FP.FTS.B, 13.24%, 7/03/26 18,000 18,183
APP-08998864.FP.FTS.B, 26.49%, 7/03/26 9,607 9,399
APP-09290915.FP.FTS.B, 17.49%, 7/04/26 16,372 16,480
APP-09379010.FP.FTS.B, 22.49%, 7/04/26 19,175 19,158
APP-09029840.FP.FTS.B, 13.49%, 7/05/26 23,108 23,380
APP-09490392.FP.FTS.B, 13.99%, 7/05/26 39,894 40,319
APP-09322470.FP.FTS.B, 15.49%, 7/05/26 23,438 23,770
APP-09778974.FP.FTS.B, 21.49%, 7/05/26 38,168 38,198
APP-09025235.FP.FTS.B, 26.99%, 7/05/26 33,930 33,951
APP-09569037.FP.FTS.B, 13.24%, 7/06/26 23,004 23,261
APP-09445164.FP.FTS.B, 13.49%, 7/06/26 28,327 28,684
APP-09441854.FP.FTS.B, 17.49%, 7/06/26 16,223 16,353
APP-09161618.FP.FTS.B, 17.99%, 7/06/26 28,161 28,364
APP-09427047.FP.FTS.B, 19.99%, 7/06/26 10,098 10,141
APP-09440082.FP.FTS.B, 22.49%, 7/06/26 16,855 10,205
APP-09447903.FP.FTS.B, 23.49%, 7/06/26 17,439 17,397
APP-09448166.FP.FTS.B, 14.99%, 7/07/26 23,166 23,590
APP-09354737.FP.FTS.B, 15.49%, 7/07/26 6,069 6,165
APP-09207999.FP.FTS.B, 20.49%, 7/07/26 33,263 33,578
APP-09363228.FP.FTS.B, 21.49%, 7/07/26 25,927 5,379
APP-08684302.FP.FTS.B, 13.74%, 7/08/26 29,639 29,985
APP-09331398.FP.FTS.B, 14.99%, 7/09/26 19,315 19,631
APP-09717797.FP.FTS.B, 16.99%, 7/09/26 16,517 16,683
APP-09768010.FP.FTS.B, 17.99%, 7/09/26 28,101 28,368
APP-09280276.FP.FTS.B, 18.99%, 7/09/26 17,065 17,329
APP-09308749.FP.FTS.B, 18.99%, 7/09/26 7,182 1,128
APP-09778390.FP.FTS.B, 18.99%, 7/09/26 18,981 19,085
APP-09344347.FP.FTS.B, 22.49%, 7/09/26 25,507 25,621
APP-09313611.FP.FTS.B, 22.99%, 7/09/26 25,867 26,210
APP-09336762.FP.FTS.B, 12.99%, 7/10/26 10,332 10,496
APP-09337683.FP.FTS.B, 13.49%, 7/10/26 35,604 36,195
APP-09374305.FP.FTS.B, 14.99%, 7/10/26 12,005 12,175
APP-08447355.FP.FTS.B, 17.49%, 7/10/26 4,851 4,810
APP-09291214.FP.FTS.B, 17.99%, 7/10/26 24,754 25,011
APP-09424879.FP.FTS.B, 17.99%, 7/10/26 7,434 7,501
APP-09351977.FP.FTS.B, 19.49%, 7/10/26 16,584 16,765
APP-09208095.FP.FTS.B, 17.49%, 7/11/26 13,674 13,792
APP-08684475.FP.FTS.B, 18.99%, 7/11/26 8,371 8,435
APP-09343037.FP.FTS.B, 21.99%, 7/11/26 9,229 9,125
APP-09328185.FP.FTS.B, 15.49%, 7/12/26 29,691 30,123
APP-09358023.FP.FTS.B, 16.99%, 7/12/26 22,891 23,207
APP-09322505.FP.FTS.B, 19.99%, 7/12/26 19,905 20,092
APP-09303638.FP.FTS.B, 22.99%, 7/12/26 30,531 30,320
APP-09045901.FP.FTS.B, 14.99%, 7/13/26 17,923 18,205
APP-09815288.FP.FTS.B, 17.49%, 7/13/26 33,005 33,371
APP-09079208.FP.FTS.B, 22.99%, 7/13/26 14,249 1,379
APP-09045296.FP.FTS.B, 24.49%, 7/13/26 9,914 9,970
APP-08869934.FP.FTS.B, 21.99%, 7/14/26 10,058 10,179
APP-09104211.FP.FTS.B, 26.99%, 7/15/26 31,556 11,090
APP-09697087.FP.FTS.B, 13.74%, 7/16/26 30,065 30,451
APP-09424321.FP.FTS.B, 22.99%, 7/17/26 22,773 22,628
APP-09443159.FP.FTS.B, 13.49%, 7/18/26 26,655 27,073
APP-09284176.FP.FTS.B, 23.49%, 7/18/26 17,733 17,852
APP-08914924.FP.FTS.B, 24.99%, 7/19/26 11,794 11,864

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-09356919.FP.FTS.B, 15.49%, 7/20/26 $ 22,682 $ 6,511
APP-09360053.FP.FTS.B, 20.99%, 7/20/26 9,355 9,452
APP-09045963.FP.FTS.B, 15.49%, 8/01/26 30,597 30,884
APP-09433444.FP.FTS.B, 14.99%, 8/06/26 15,325 15,495
APP-10156862.FP.FTS.B, 17.99%, 8/06/26 41,466 41,658
APP-09709453.FP.FTS.B, 14.24%, 8/09/26 16,221 16,416
APP-08114000.FP.FTS.B, 13.24%, 8/10/26 18,927 19,167
APP-09377950.FP.FTS.B, 16.49%, 8/10/26 9,022 9,125
APP-09788496.FP.FTS.B, 16.99%, 8/10/26 22,435 2,226
APP-09708763.FP.FTS.B, 17.49%, 8/10/26 16,479 16,598
APP-09780659.FP.FTS.B, 17.49%, 8/10/26 26,213 26,502
APP-09780914.FP.FTS.B, 18.99%, 8/10/26 14,100 14,184
APP-09787054.FP.FTS.B, 19.99%, 8/10/26 12,498 12,555
APP-09788080.FP.FTS.B, 20.99%, 8/10/26 23,934 7,989
APP-09789653.FP.FTS.B, 23.49%, 8/10/26 16,911 16,922
APP-09249334.FP.FTS.B, 24.49%, 8/10/26 8,090 5,002
APP-09672610.FP.FTS.B, 25.49%, 8/10/26 25,417 25,405
APP-09759315.FP.FTS.B, 13.24%, 8/11/26 18,975 19,222
APP-09794481.FP.FTS.B, 13.24%, 8/11/26 19,557 19,807
APP-09354449.FP.FTS.B, 23.49%, 8/11/26 13,247 13,247
APP-09593157.FP.FTS.B, 14.74%, 8/12/26 28,340 28,700
APP-09781342.FP.FTS.B, 17.99%, 8/12/26 24,793 25,009
APP-09717599.FP.FTS.B, 19.99%, 8/12/26 9,083 9,118
APP-09367148.FP.FTS.B, 24.49%, 8/12/26 8,940 8,937
APP-09814448.FP.FTS.B, 13.24%, 8/13/26 27,645 7,586
APP-09798059.FP.FTS.B, 19.49%, 8/13/26 26,674 26,817
APP-09808235.FP.FTS.B, 19.49%, 8/13/26 24,885 25,016
APP-09794128.FP.FTS.B, 19.99%, 8/13/26 13,251 1,416
APP-09818223.FP.FTS.B, 19.99%, 8/13/26 8,425 8,469
APP-09291173.FP.FTS.B, 13.24%, 8/15/26 22,766 23,071
APP-09771129.FP.FTS.B, 13.24%, 8/15/26 24,998 25,333
APP-09778508.FP.FTS.B, 13.24%, 8/15/26 21,557 21,845
APP-09795345.FP.FTS.B, 13.24%, 8/15/26 22,655 22,963
APP-10135702.FP.FTS.B, 14.24%, 8/15/26 16,709 16,886
APP-10045496.FP.FTS.B, 14.49%, 8/15/26 8,656 8,754
APP-09818529.FP.FTS.B, 17.49%, 8/15/26 16,650 16,786
APP-09788637.FP.FTS.B, 17.99%, 8/15/26 29,010 29,213
APP-09745779.FP.FTS.B, 18.49%, 8/15/26 13,160 13,147
APP-09708666.FP.FTS.B, 19.49%, 8/15/26 19,029 19,085
APP-09766832.FP.FTS.B, 19.99%, 8/15/26 6,693 6,731
APP-09746385.FP.FTS.B, 24.49%, 8/15/26 6,651 6,661
APP-09818659.FP.FTS.B, 25.49%, 8/15/26 10,485 10,401
APP-10272491.FP.FTS.B, 14.24%, 8/17/26 15,791 15,975
APP-09780110.FP.FTS.B, 15.99%, 8/17/26 39,431 39,983
APP-10176592.FP.FTS.B, 15.99%, 8/17/26 39,921 40,416
APP-10169709.FP.FTS.B, 16.99%, 8/17/26 22,553 22,832
APP-09794920.FP.FTS.B, 21.49%, 8/17/26 17,705 17,760
APP-10214566.FP.FTS.B, 17.99%, 8/18/26 21,239 21,415
APP-10213964.FP.FTS.B, 18.99%, 8/18/26 15,175 15,265
APP-09429726.FP.FTS.B, 23.49%, 8/19/26 13,832 1,584
APP-10246936.FP.FTS.B, 9.99%, 8/20/26 . 14,851 15,052
APP-10170330.FP.FTS.B, 11.99%, 8/20/26 10,800 10,942
APP-10244412.FP.FTS.B, 14.24%, 8/20/26 15,579 15,772
APP-09717880.FP.FTS.B, 15.74%, 8/20/26 21,956 22,276
APP-10163490.FP.FTS.B, 17.99%, 8/20/26 21,279 21,458
APP-09778451.FP.FTS.B, 18.99%, 8/20/26 19,098 19,211
APP-09791612.FP.FTS.B, 18.99%, 8/20/26 41,801 42,201
APP-10236085.FP.FTS.B, 19.99%, 8/20/26 8,445 8,506
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09767793.FP.FTS.B, 20.49%, 8/20/26 $ 16,533 $ 16,544
APP-10195666.FP.FTS.B, 20.99%, 8/20/26 26,622 26,781
APP-10244692.FP.FTS.B, 20.99%, 8/20/26 32,646 32,840
APP-09811789.FP.FTS.B, 22.49%, 8/20/26 6,370 6,408
APP-09794262.FP.FTS.B, 25.49%, 8/20/26 7,824 7,879
APP-10240073.FP.FTS.B, 14.74%, 8/21/26 8,403 8,400
APP-10127112.FP.FTS.B, 16.49%, 8/21/26 12,496 12,644
APP-10013950.FP.FTS.B, 17.99%, 8/21/26 23,892 24,105
APP-10233694.FP.FTS.B, 18.99%, 8/21/26 15,813 15,950
APP-10243564.FP.FTS.B, 20.49%, 8/21/26 16,938 17,030
APP-10246680.FP.FTS.B, 20.99%, 8/21/26 10,262 10,320
APP-10144266.FP.FTS.B, 22.99%, 8/21/26 31,640 31,770
APP-10293482.FP.FTS.B, 11.99%, 8/22/26 13,688 13,839
APP-09717638.FP.FTS.B, 13.24%, 8/22/26 17,053 17,316
APP-10247805.FP.FTS.B, 18.99%, 8/22/26 13,892 4,451
APP-09778033.FP.FTS.B, 13.74%, 8/23/26 1,590 1,590
APP-09766134.FP.FTS.B, 15.24%, 8/23/26 20,545 20,868
APP-09788656.FP.FTS.B, 15.99%, 8/23/26 39,889 3,871
APP-10258074.FP.FTS.B, 16.99%, 8/23/26 14,616 14,763
APP-09781974.FP.FTS.B, 17.49%, 8/23/26 15,360 15,478
APP-09788355.FP.FTS.B, 17.99%, 8/23/26 41,685 42,320
APP-09794212.FP.FTS.B, 17.99%, 8/23/26 19,300 19,514
APP-09788767.FP.FTS.B, 19.49%, 8/23/26 12,128 1,562
APP-09569048.FP.FTS.B, 19.99%, 8/23/26 17,632 17,787
APP-09778481.FP.FTS.B, 19.99%, 8/23/26 10,954 11,030
APP-09791696.FP.FTS.B, 19.99%, 8/23/26 16,843 16,992
APP-09764627.FP.FTS.B, 20.99%, 8/23/26 33,481 4,040
APP-09790905.FP.FTS.B, 13.24%, 8/24/26 13,013 13,225
APP-09792266.FP.FTS.B, 14.74%, 8/24/26 11,196 11,375
APP-09726787.FP.FTS.B, 15.24%, 8/24/26 13,225 13,438
APP-09346983.FP.FTS.B, 15.74%, 8/24/26 24,885 25,274
APP-09787833.FP.FTS.B, 15.74%, 8/24/26 33,024 33,560
APP-09794319.FP.FTS.B, 15.74%, 8/24/26 22,262 22,622
APP-09708684.FP.FTS.B, 21.49%, 8/24/26 42,459 42,867
APP-09799620.FP.FTS.B, 21.99%, 8/24/26 8,586 8,682
APP-09759659.FP.FTS.B, 13.24%, 8/25/26 26,026 26,467
APP-09812236.FP.FTS.B, 13.24%, 8/26/26 18,626 18,954
APP-09817213.FP.FTS.B, 13.24%, 8/26/26 10,296 10,474
APP-09811518.FP.FTS.B, 15.74%, 8/27/26 22,607 23,008
APP-10308476.FP.FTS.B, 20.49%, 8/28/26 21,032 21,199
APP-10352432.FP.FTS.B, 11.99%, 9/01/26 15,947 16,100
APP-10357544.FP.FTS.B, 11.99%, 9/04/26 22,425 22,676
APP-10389562.FP.FTS.B, 17.49%, 9/05/26 16,805 16,823
APP-10450083.FP.FTS.B, 21.49%, 9/10/26 16,819 16,643
APP-10520402.FP.FTS.B, 25.49%, 9/10/26 8,486 8,456
APP-10352497.FP.FTS.B, 20.49%, 9/11/26 6,555 6,461
APP-10525907.FP.FTS.B, 11.99%, 9/15/26 15,368 15,576
APP-10400798.FP.FTS.B, 14.24%, 9/15/26 19,294 19,540
APP-10508459.FP.FTS.B, 15.99%, 9/15/26 36,774 37,138
APP-10560067.FP.FTS.B, 17.99%, 9/16/26 17,044 17,104
APP-10540443.FP.FTS.B, 19.49%, 9/18/26 12,847 1,521
APP-10687242.FP.FTS.B, 20.49%, 9/20/26 19,335 19,314
APP-10158390.FP.FTS.B, 12.49%, 9/21/26 32,727 33,166
APP-10138068.FP.FTS.B, 14.24%, 9/21/26 12,409 12,570
APP-10227379.FP.FTS.B, 19.99%, 9/21/26 6,433 6,469
APP-09861229.FP.FTS.B, 11.24%, 9/22/26 10,196 10,337
APP-10201640.FP.FTS.B, 21.49%, 9/22/26 17,339 17,361
APP-10237332.FP.FTS.B, 10.49%, 9/23/26 32,385 32,824

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10209954.FP.FTS.B, 16.49%, 9/23/26 $ 10,837 $ 10,997
APP-10211578.FP.FTS.B, 17.49%, 9/23/26 9,332 9,381
APP-09770953.FP.FTS.B, 18.49%, 9/23/26 35,703 35,922
APP-10203826.FP.FTS.B, 13.24%, 9/25/26 41,234 41,883
APP-10229378.FP.FTS.B, 20.99%, 9/25/26 31,147 31,099
APP-10096062.FP.FTS.B, 11.99%, 9/28/26 10,885 11,047
APP-10244251.FP.FTS.B, 20.49%, 9/28/26 21,106 21,151
APP-10663520.FP.FTS.B, 12.49%, 9/30/26 32,081 32,518
APP-10211394.FP.FTS.B, 14.24%, 9/30/26 16,622 16,906
APP-10207562.FP.FTS.B, 17.99%, 9/30/26 36,574 37,204
APP-10156728.FP.FTS.B, 11.74%, 10/01/26 11,129 11,250
APP-10198914.FP.FTS.B, 12.49%,
10/01/26 .......................... 35,294 35,789
APP-10135473.FP.FTS.B, 14.24%,
10/01/26 .......................... 17,256 17,447
APP-10170262.FP.FTS.B, 14.24%,
10/01/26 .......................... 13,213 13,384
APP-10234140.FP.FTS.B, 15.49%,
10/01/26 .......................... 36,653 37,076
APP-10203378.FP.FTS.B, 18.99%,
10/01/26 .......................... 14,828 14,834
APP-10115186.FP.FTS.B, 23.49%, 10/01/26 17,941 17,769
APP-10206598.FP.FTS.B, 23.49%,
10/01/26 .......................... 9,424 9,333
APP-10168479.FP.FTS.B, 11.99%, 10/02/26 11,925 12,041
APP-10195837.FP.FTS.B, 11.99%, 10/02/26 14,596 14,783
APP-10221821.FP.FTS.B, 15.49%,
10/02/26 .......................... 25,973 26,282
APP-10135726.FP.FTS.B, 16.99%,
10/02/26 .......................... 20,493 20,692
APP-10622691.FP.FTS.B, 18.99%,
10/02/26 .......................... 11,262 11,150
APP-10210290.FP.FTS.B, 19.99%,
10/02/26 .......................... 7,456 7,464
APP-10683820.FP.FTS.B, 19.99%,
10/02/26 .......................... 8,693 8,668
APP-10211188.FP.FTS.B, 20.99%, 10/02/26 34,895 34,830
APP-10650694.FP.FTS.B, 23.49%,
10/02/26 .......................... 17,815 11,121
APP-10174050.FP.FTS.B, 12.74%,
10/03/26 .......................... 33,093 33,478
APP-10230539.FP.FTS.B, 15.49%,
10/03/26 .......................... 748 745
APP-10156986.FP.FTS.B, 19.99%,
10/03/26 .......................... 18,732 18,686
APP-10220069.FP.FTS.B, 11.99%, 10/04/26 25,055 25,419
APP-10156629.FP.FTS.B, 14.49%,
10/04/26 .......................... 8,315 8,428
APP-10226583.FP.FTS.B, 16.99%,
10/04/26 .......................... 19,944 19,926
APP-10235883.FP.FTS.B, 16.99%,
10/04/26 .......................... 13,680 13,824
APP-10005303.FP.FTS.B, 17.49%,
10/04/26 .......................... 11,301 11,372
APP-10156876.FP.FTS.B, 17.49%,
10/04/26 .......................... 33,426 33,771
APP-10229284.FP.FTS.B, 18.99%,
10/04/26 .......................... 12,801 7,347
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10251523.FP.FTS.B, 19.99%,
10/04/26 .......................... $ 12,810 $ 7,804
APP-10242846.FP.FTS.B, 20.49%,
10/04/26 .......................... 15,628 15,516
APP-10374305.FP.FTS.B, 11.99%, 10/05/26 16,600 16,790
APP-10390975.FP.FTS.B, 12.49%,
10/05/26 .......................... 32,068 32,520
APP-10237302.FP.FTS.B, 13.24%,
10/05/26 .......................... 42,032 42,610
APP-10109370.FP.FTS.B, 14.24%,
10/05/26 .......................... 14,350 14,480
APP-10157026.FP.FTS.B, 14.24%,
10/05/26 .......................... 12,937 13,099
APP-10210662.FP.FTS.B, 18.99%,
10/05/26 .......................... 41,953 42,053
APP-10156518.FP.FTS.B, 19.99%,
10/05/26 .......................... 12,530 12,394
APP-10200104.FP.FTS.B, 16.99%,
10/06/26 .......................... 21,643 21,905
APP-10269575.FP.FTS.B, 18.99%,
10/06/26 .......................... 21,581 21,608
APP-10253670.FP.FTS.B, 19.99%,
10/06/26 .......................... 6,541 6,540
APP-10734778.FP.FTS.B, 11.99%, 10/07/26 15,171 15,342
APP-10156578.FP.FTS.B, 17.99%,
10/07/26 .......................... 25,124 25,300
APP-10260301.FP.FTS.B, 22.49%,
10/07/26 .......................... 4,217 1,650
APP-10692650.FP.FTS.B, 11.99%, 10/08/26 15,008 15,181
APP-10670486.FP.FTS.B, 12.74%,
10/08/26 .......................... 24,694 24,953
APP-10760769.FP.FTS.B, 16.49%,
10/08/26 .......................... 10,290 10,386
APP-10091993.FP.FTS.B, 19.99%,
10/08/26 .......................... 17,367 17,363
APP-10744150.FP.FTS.B, 20.49%,
10/08/26 .......................... 22,322 22,272
APP-10266247.FP.FTS.B, 21.99%,
10/08/26 .......................... 8,913 5,269
APP-10776411.FP.FTS.B, 11.99%, 10/09/26 25,244 25,543
APP-10776963.FP.FTS.B, 14.24%,
10/09/26 .......................... 18,721 18,921
APP-10710819.FP.FTS.B, 16.99%,
10/09/26 .......................... 15,563 15,702
APP-10291582.FP.FTS.B, 17.49%,
10/09/26 .......................... 17,024 17,056
APP-10746959.FP.FTS.B, 17.49%,
10/09/26 .......................... 25,835 26,064
APP-10682190.FP.FTS.B, 19.49%,
10/09/26 .......................... 17,777 17,678
APP-10476345.FP.FTS.B, 13.24%,
10/12/26 .......................... 41,742 42,254
APP-10453291.FP.FTS.B, 17.99%,
10/12/26 .......................... 21,298 21,394
APP-10479080.FP.FTS.B, 19.49%,
10/12/26 .......................... 10,009 9,974
APP-10477663.FP.FTS.B, 20.99%,
10/12/26 .......................... 34,438 34,463

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10477679.FP.FTS.B, 17.49%,
10/14/26 .......................... $ 23,956 $ 24,010
APP-10422166.FP.FTS.B, 14.24%,
10/15/26 .......................... 15,681 4,414
APP-10433068.FP.FTS.B, 15.49%,
10/15/26 .......................... 42,210 42,699
APP-10157156.FP.FTS.B, 16.99%,
10/15/26 .......................... 18,705 18,748
APP-10199991.FP.FTS.B, 16.99%,
10/15/26 .......................... 17,056 17,255
APP-10480948.FP.FTS.B, 17.49%,
10/15/26 .......................... 15,653 15,713
APP-10477590.FP.FTS.B, 17.99%,
10/15/26 .......................... 22,359 22,445
APP-10274873.FP.FTS.B, 20.49%,
10/15/26 .......................... 16,899 16,851
APP-10389402.FP.FTS.B, 22.99%,
10/15/26 .......................... 4,755 4,656
APP-10505100.FP.FTS.B, 25.49%,
10/15/26 .......................... 7,337 7,366
APP-10475255.FP.FTS.B, 21.99%,
10/16/26 .......................... 6,662 2,192
APP-10365188.FP.FTS.B, 14.24%,
10/17/26 .......................... 12,650 12,824
APP-10346165.FP.FTS.B, 16.99%,
10/17/26 .......................... 8,619 8,674
APP-10514404.FP.FTS.B, 18.99%,
10/17/26 .......................... 20,980 21,070
APP-10408188.FP.FTS.B, 18.99%,
10/18/26 .......................... 12,854 12,917
APP-10352466.FP.FTS.B, 19.99%,
10/18/26 .......................... 11,704 11,710
APP-09029863.FP.FTS.B, 11.99%, 10/19/26 10,112 10,264
APP-10463389.FP.FTS.B, 12.49%,
10/20/26 .......................... 33,410 33,887
APP-10091267.FP.FTS.B, 13.74%,
10/20/26 .......................... 10,500 10,644
APP-10096145.FP.FTS.B, 14.24%,
10/20/26 .......................... 20,800 21,100
APP-10568969.FP.FTS.B, 17.49%,
10/20/26 .......................... 33,980 34,383
APP-10519975.FP.FTS.B, 20.99%,
10/20/26 .......................... 29,489 10,059
APP-08440455.FP.FTS.B, 23.49%,
10/21/26 .......................... 22,585 5,064
APP-10580822.FP.FTS.B, 18.49%,
10/22/26 .......................... 17,125 17,157
APP-10518491.FP.FTS.B, 20.49%,
10/22/26 .......................... 20,755 20,817
APP-10479074.FP.FTS.B, 22.49%,
10/22/26 .......................... 12,147 12,084
APP-10520303.FP.FTS.B, 12.49%,
10/23/26 .......................... 28,821 29,265
APP-10436820.FP.FTS.B, 19.99%,
10/23/26 .......................... 12,900 2,806
APP-10459721.FP.FTS.B, 20.99%,
10/23/26 .......................... 33,783 33,942
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10432275.FP.FTS.B, 12.49%,
10/24/26 .......................... $ 28,635 $ 29,080
APP-10463469.FP.FTS.B, 18.99%,
10/24/26 .......................... 43,269 43,648
APP-10362761.FP.FTS.B, 22.99%,
10/24/26 .......................... 14,139 14,149
APP-10364110.FP.FTS.B, 11.24%, 10/25/26 41,605 42,254
APP-10475943.FP.FTS.B, 14.74%,
10/25/26 .......................... 34,186 34,713
APP-10476876.FP.FTS.B, 16.99%,
10/25/26 .......................... 21,169 21,476
APP-10512737.FP.FTS.B, 17.49%,
10/25/26 .......................... 17,144 17,314
APP-10352703.FP.FTS.B, 11.99%, 10/26/26 21,263 21,604
APP-10352664.FP.FTS.B, 16.99%,
10/26/26 .......................... 19,631 19,924
APP-10478982.FP.FTS.B, 21.49%,
10/26/26 .......................... 16,231 16,276
APP-10511819.FP.FTS.B, 14.74%, 10/28/26 30,430 30,941
APP-10352498.FP.FTS.B, 18.49%,
10/28/26 .......................... 11,932 12,053
APP-10479319.FP.FTS.B, 19.49%,
10/28/26 .......................... 26,846 27,024
APP-10516614.FP.FTS.B, 11.99%, 10/29/26 19,325 19,657
APP-10352813.FP.FTS.B, 14.24%,
10/29/26 .......................... 16,088 16,363
APP-10432641.FP.FTS.B, 15.49%,
10/29/26 .......................... 26,099 26,525
APP-09940038.FP.FTS.B, 17.49%,
10/29/26 .......................... 15,515 15,698
APP-10521838.FP.FTS.B, 17.99%,
10/29/26 .......................... 22,867 23,140
APP-10459435.FP.FTS.B, 19.99%,
10/29/26 .......................... 10,759 10,836
APP-10482401.FP.FTS.B, 20.49%,
10/29/26 .......................... 22,508 22,672
APP-10482607.FP.FTS.B, 22.49%,
10/29/26 .......................... 8,796 8,865
APP-10527263.FP.FTS.B, 12.24%,
10/30/26 .......................... 12,559 12,770
APP-10482600.FP.FTS.B, 16.49%,
10/30/26 .......................... 9,979 10,158
APP-10481822.FP.FTS.B, 18.49%,
10/30/26 .......................... 21,791 21,877
APP-10537549.FP.FTS.B, 11.99%, 11/02/26 23,764 24,078
APP-10583684.FP.FTS.B, 16.99%, 11/02/26 17,345 17,309
APP-10606158.FP.FTS.B, 14.74%, 11/05/26 24,046 24,281
APP-10581119.FP.FTS.B, 20.99%, 11/05/26 33,595 3,597
APP-10624265.FP.FTS.B, 14.24%, 11/06/26 14,129 14,272
APP-11232283.FP.FTS.B, 19.49%, 11/07/26 36,234 36,242
APP-11307937.FP.FTS.B, 11.99%, 11/08/26 19,111 19,306
APP-11099818.FP.FTS.B, 16.49%, 11/09/26 10,401 10,474
APP-11236671.FP.FTS.B, 14.49%, 11/10/26 8,188 8,271
APP-10765319.FP.FTS.B, 14.49%, 11/11/26 6,395 6,474
APP-10621087.FP.FTS.B, 9.99%, 11/13/26 14,617 14,814
APP-11395641.FP.FTS.B, 11.99%, 11/14/26 23,905 24,159
APP-10679263.FP.FTS.B, 17.49%, 11/14/26 14,926 4,691
APP-10714394.FP.FTS.B, 11.99%, 11/15/26 25,373 25,707

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10763123.FP.FTS.B, 13.24%, 11/15/26 $ 42,508 $ 43,070
APP-10662001.FP.FTS.B, 16.99%, 11/15/26 21,682 21,944
APP-10683702.FP.FTS.B, 17.49%, 11/15/26 28,353 28,687
APP-11304024.FP.FTS.B, 17.49%, 11/15/26 12,225 12,274
APP-10672023.FP.FTS.B, 18.49%, 11/15/26 17,452 17,386
APP-11314507.FP.FTS.B, 19.99%, 11/15/26 13,273 13,240
APP-11338199.FP.FTS.B, 20.99%, 11/15/26 26,400 26,266
APP-10688392.FP.FTS.B, 21.99%, 11/15/26 22,131 22,018
APP-11332760.FP.FTS.B, 22.49%, 11/15/26 8,582 8,517
APP-10315402.FP.FTS.B, 22.99%, 11/15/26 14,280 14,190
APP-10674729.FP.FTS.B, 23.49%, 11/15/26 16,009 10,376
APP-10718831.FP.FTS.B, 23.99%, 11/15/26 24,477 24,323
APP-10606168.FP.FTS.B, 11.99%, 11/16/26 21,306 21,644
APP-10624425.FP.FTS.B, 11.99%, 11/16/26 17,953 18,216
APP-11251772.FP.FTS.B, 11.99%, 11/16/26 17,115 17,331
APP-10683987.FP.FTS.B, 12.49%, 11/16/26 34,208 34,717
APP-10689192.FP.FTS.B, 12.49%, 11/16/26 34,040 34,540
APP-10561131.FP.FTS.B, 17.49%, 11/16/26 30,175 30,555
APP-10679270.FP.FTS.B, 18.99%, 11/16/26 2,501 2,477
APP-10688549.FP.FTS.B, 18.99%, 11/16/26 27,474 27,482
APP-11319641.FP.FTS.B, 19.49%, 11/17/26 10,552 10,566
APP-11254936.FP.FTS.B, 20.99%, 11/17/26 36,485 23,954
APP-10769646.FP.FTS.B, 11.99%, 11/18/26 21,928 22,227
APP-10768778.FP.FTS.B, 14.74%, 11/18/26 34,259 34,716
APP-11194609.FP.FTS.B, 18.49%, 11/18/26 20,022 20,062
APP-11277516.FP.FTS.B, 18.49%, 11/18/26 22,939 7,782
APP-11125930.FP.FTS.B, 22.49%, 11/18/26 28,245 6,192
APP-11286200.FP.FTS.B, 22.49%, 11/18/26 7,105 840
APP-11305757.FP.FTS.B, 11.99%, 11/19/26 21,453 21,744
APP-11237613.FP.FTS.B, 14.49%, 11/19/26 9,873 10,006
APP-11303292.FP.FTS.B, 16.49%, 11/19/26 8,965 2,548
APP-10673814.FP.FTS.B, 19.99%, 11/19/26 4,950 4,864
APP-11304254.FP.FTS.B, 21.49%, 11/19/26 44,201 44,186
APP-10692432.FP.FTS.B, 21.99%, 11/19/26 8,284 8,302
APP-11296028.FP.FTS.B, 23.49%, 11/19/26 45,552 44,891
APP-10756837.FP.FTS.B, 18.99%, 11/20/26 29,228 29,298
APP-10756762.FP.FTS.B, 12.49%, 11/21/26 28,097 28,521
APP-10750422.FP.FTS.B, 17.49%, 11/21/26 17,599 17,698
APP-10752847.FP.FTS.B, 18.99%, 11/21/26 11,190 1,189
APP-10767127.FP.FTS.B, 21.99%, 11/21/26 250 248
APP-10769483.FP.FTS.B, 17.99%, 11/22/26 25,407 25,602
APP-10764525.FP.FTS.B, 20.49%, 11/22/26 16,259 16,272
APP-10624096.FP.FTS.B, 14.24%, 11/23/26 16,103 16,346
APP-10780891.FP.FTS.B, 17.99%, 11/23/26 38,473 39,032
APP-10608955.FP.FTS.B, 19.49%, 11/23/26 45,195 45,311
APP-11103030.FP.FTS.B, 20.49%, 11/23/26 21,154 21,186
APP-10766953.FP.FTS.B, 21.49%, 11/23/26 46,130 46,222
APP-10692601.FP.FTS.B, 22.49%, 11/23/26 8,599 8,615
APP-10762415.FP.FTS.B, 17.99%, 11/24/26 12,252 12,270
APP-11304530.FP.FTS.B, 21.49%, 11/24/26 44,237 44,411
APP-10852925.FP.FTS.B, 11.99%, 11/25/26 23,673 24,005
APP-11373585.FP.FTS.B, 11.99%, 11/25/26 16,678 16,901
APP-11387591.FP.FTS.B, 14.49%, 11/25/26 8,317 8,425
APP-11333408.FP.FTS.B, 17.99%, 11/25/26 11,875 11,912
APP-10790084.FP.FTS.B, 18.49%, 11/25/26 16,585 16,623
APP-11386113.FP.FTS.B, 18.99%, 11/25/26 6,589 6,639
APP-11376149.FP.FTS.B, 20.99%, 11/25/26 16,530 16,506
APP-11309855.FP.FTS.B, 19.49%, 12/15/26 26,322 26,372
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10624530.FP.FTS.B, 24.99%,
12/15/26 .......................... $ 31,616 $ 31,425
APP-11693780.FP.FTS.B, 10.99%, 12/16/26 29,414 29,739
APP-11741440.FP.FTS.B, 19.99%, 12/16/26 9,299 9,296
APP-11806809.FP.FTS.B, 19.99%, 12/16/26 10,652 10,630
APP-11689215.FP.FTS.B, 14.74%, 12/18/26 26,275 26,533
APP-11301348.FP.FTS.B, 15.99%, 12/19/26 22,395 22,478
APP-11298390.FP.FTS.B, 20.99%, 12/19/26 14,742 3,627
APP-10746025.FP.FTS.B, 16.49%,
12/20/26 .......................... 11,170 11,293
APP-11304077.FP.FTS.B, 18.99%, 12/20/26 18,916 18,973
APP-11312173.FP.FTS.B, 20.49%, 12/20/26 22,102 22,122
APP-11307115.FP.FTS.B, 21.99%, 12/20/26 24,173 8,536
APP-11283905.FP.FTS.B, 15.99%, 12/21/26 43,963 44,384
APP-11336215.FP.FTS.B, 17.99%, 12/21/26 7,005 7,074
APP-11339522.FP.FTS.B, 23.49%, 12/21/26 18,241 18,119
APP-11277746.FP.FTS.B, 25.49%, 12/21/26 8,958 8,925
APP-11187285.FP.FTS.B, 12.49%, 12/22/26 34,434 34,918
APP-11320504.FP.FTS.B, 17.99%, 12/22/26 17,729 17,767
APP-11740757.FP.FTS.B, 19.74%, 12/22/26 33,829 33,757
APP-11275067.FP.FTS.B, 19.99%, 12/22/26 2,919 2,892
APP-11237793.FP.FTS.B, 18.99%, 12/23/26 9,678 9,717
APP-11798644.FP.FTS.B, 18.99%, 12/24/26 7,247 7,288
APP-11800198.FP.FTS.B, 16.99%, 12/25/26 17,445 17,640
APP-11318066.FP.FTS.B, 17.49%, 12/25/26 13,989 14,096
APP-11194578.FP.FTS.B, 18.99%, 12/25/26 16,637 16,736
APP-11398271.FP.FTS.B, 12.49%, 12/26/26 31,670 32,124
APP-11283955.FP.FTS.B, 14.24%, 12/26/26 14,696 14,896
APP-11399469.FP.FTS.B, 16.49%, 12/26/26 13,079 13,243
APP-11395038.FP.FTS.B, 16.99%, 12/26/26 15,515 15,554
APP-11391376.FP.FTS.B, 19.99%, 12/26/26 18,798 18,891
APP-11360195.FP.FTS.B, 20.99%, 12/26/26 29,269 9,781
APP-11361916.FP.FTS.B, 23.49%, 12/26/26 44,574 44,632
APP-11394769.FP.FTS.B, 24.49%, 12/26/26 28,253 28,286
APP-11305667.FP.FTS.B, 20.49%, 12/27/26 24,755 24,769
APP-11776378.FP.FTS.B, 20.49%, 12/27/26 35,437 35,460
APP-11124061.FP.FTS.B, 11.99%, 12/28/26 23,206 23,575
APP-11793842.FP.FTS.B, 12.99%, 12/28/26 11,760 11,893
APP-11807491.FP.FTS.B, 13.24%, 12/28/26 17,478 17,717
APP-11306747.FP.FTS.B, 14.24%, 12/28/26 14,011 14,191
APP-11740044.FP.FTS.B, 15.24%, 12/28/26 34,350 34,631
APP-10606291.FP.FTS.B, 18.49%,
12/28/26 .......................... 18,677 18,802
APP-11800507.FP.FTS.B, 18.49%, 12/28/26 17,787 17,907
APP-11818506.FP.FTS.B, 18.49%, 12/28/26 18,476 18,590
APP-11306703.FP.FTS.B, 18.99%, 12/28/26 20,301 20,428
APP-11410923.FP.FTS.B, 23.49%, 12/28/26 8,907 8,913
APP-11789125.FP.FTS.B, 11.24%, 12/29/26 33,044 33,510
APP-11798578.FP.FTS.B, 11.74%, 12/29/26 39,036 39,606
APP-11745382.FP.FTS.B, 17.74%, 12/29/26 33,429 33,496
APP-11807330.FP.FTS.B, 17.99%, 12/29/26 8,886 9,002
APP-11791965.FP.FTS.B, 18.24%, 12/29/26 27,942 28,144
APP-11789087.FP.FTS.B, 18.99%, 12/29/26 13,360 13,454
APP-11703270.FP.FTS.B, 19.99%, 12/29/26 13,408 13,483
APP-11815201.FP.FTS.B, 10.99%, 12/30/26 23,979 24,337
APP-11266733.FP.FTS.B, 11.99%, 12/30/26 22,816 23,162
APP-11217813.FP.FTS.B, 14.24%, 12/30/26 20,237 20,569
APP-11285613.FP.FTS.B, 16.49%, 12/31/26 11,561 11,520

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11138919.FP.FTS.B, 11.99%, 1/01/27 $ 13,059 $ 13,235
APP-11036230.FP.FTS.B, 18.99%, 1/01/27 15,202 15,141
APP-11277041.FP.FTS.B, 20.49%, 1/01/27 20,978 20,703
APP-11377526.FP.FTS.B, 20.49%, 1/01/27 21,562 21,405
APP-11089858.FP.FTS.B, 11.99%, 1/02/27 10,625 10,787
APP-11271721.FP.FTS.B, 11.99%, 1/02/27 14,900 15,105
APP-11038460.FP.FTS.B, 12.49%, 1/02/27 30,643 31,026
APP-11279541.FP.FTS.B, 12.49%, 1/02/27 31,336 31,779
APP-11237906.FP.FTS.B, 14.99%, 1/02/27 18,688 18,884
APP-11315623.FP.FTS.B, 15.49%, 1/02/27 16,212 16,338
APP-11238373.FP.FTS.B, 16.99%, 1/02/27 10,423 3,175
APP-11008190.FP.FTS.B, 17.49%, 1/02/27 26,801 27,097
APP-10840208.FP.FTS.B, 18.49%, 1/02/27 14,888 14,701
APP-11301237.FP.FTS.B, 18.49%, 1/02/27 16,379 16,203
APP-11319315.FP.FTS.B, 19.99%, 1/02/27 9,022 8,970
APP-11314953.FP.FTS.B, 11.99%, 1/03/27 27,652 28,005
APP-11341268.FP.FTS.B, 12.49%, 1/03/27 35,080 35,530
APP-11194668.FP.FTS.B, 14.24%, 1/03/27 16,778 16,970
APP-11333109.FP.FTS.B, 15.99%, 1/03/27 20,324 20,291
APP-11333811.FP.FTS.B, 16.99%, 1/03/27 13,376 13,321
APP-11265912.FP.FTS.B, 17.49%, 1/03/27 11,276 11,283
APP-11196657.FP.FTS.B, 17.99%, 1/03/27 22,416 22,433
APP-11329490.FP.FTS.B, 17.99%, 1/03/27 8,994 8,958
APP-11317083.FP.FTS.B, 20.49%, 1/03/27 9,497 9,384
APP-11313333.FP.FTS.B, 20.99%, 1/03/27 27,453 27,250
APP-11323384.FP.FTS.B, 12.74%, 1/04/27 29,129 29,465
APP-11332983.FP.FTS.B, 18.99%, 1/04/27 13,478 13,432
APP-11332621.FP.FTS.B, 19.99%, 1/04/27 353 348
APP-11399720.FP.FTS.B, 21.49%, 1/04/27 19,438 6,608
APP-11355890.FP.FTS.B, 14.74%, 1/07/27 35,333 35,740
APP-11306682.FP.FTS.B, 17.49%, 1/07/27 18,144 18,224
APP-11389311.FP.FTS.B, 17.49%, 1/07/27 35,731 36,138
APP-11333372.FP.FTS.B, 18.49%, 1/07/27 17,373 17,227
APP-11375423.FP.FTS.B, 18.49%, 1/07/27 18,798 18,638
APP-11393178.FP.FTS.B, 18.99%, 1/07/27 13,468 13,457
APP-11387733.FP.FTS.B, 19.99%, 1/07/27 3,570 3,517
APP-11396589.FP.FTS.B, 20.49%, 1/07/27 13,608 13,370
APP-11370718.FP.FTS.B, 23.49%, 1/07/27 18,221 18,017
APP-10550902.FP.FTS.B, 9.99%, 1/08/27 . 26,730 27,149
APP-11306719.FP.FTS.B, 11.99%, 1/08/27 13,929 14,130
APP-11128695.FP.FTS.B, 14.49%, 1/08/27 6,632 6,732
APP-11304753.FP.FTS.B, 16.99%, 1/08/27 13,596 13,681
APP-11390583.FP.FTS.B, 17.99%, 1/08/27 45,935 14,456
APP-11333322.FP.FTS.B, 18.49%, 1/08/27 20,719 20,556
APP-11385154.FP.FTS.B, 18.99%, 1/08/27 13,450 13,419
APP-11396135.FP.FTS.B, 18.99%, 1/08/27 21,816 21,771
APP-11396422.FP.FTS.B, 18.99%, 1/08/27 16,621 16,617
APP-10916969.FP.FTS.B, 19.99%, 1/08/27 9,701 9,701
APP-11393205.FP.FTS.B, 21.99%, 1/08/27 9,046 9,018
APP-11397396.FP.FTS.B, 21.99%, 1/08/27 7,025 2,295
APP-11294990.FP.FTS.B, 22.49%, 1/08/27 10,924 10,809
APP-11392548.FP.FTS.B, 22.99%, 1/08/27 13,229 13,118
APP-11283833.FP.FTS.B, 14.24%, 1/09/27 22,551 22,858
APP-11373885.FP.FTS.B, 14.49%, 1/09/27 9,290 9,418
APP-11395025.FP.FTS.B, 15.49%, 1/09/27 15,274 15,303
APP-11394790.FP.FTS.B, 15.99%, 1/09/27 23,162 12,991
APP-11380536.FP.FTS.B, 17.49%, 1/09/27 17,889 17,933
APP-11398203.FP.FTS.B, 17.49%, 1/09/27 15,177 15,186
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11381570.FP.FTS.B, 17.99%, 1/09/27 $ 7,182 $ 7,273
APP-11335531.FP.FTS.B, 16.99%, 1/10/27 16,137 16,142
APP-11408867.FP.FTS.B, 20.49%, 1/10/27 26,264 26,249
APP-11388598.FP.FTS.B, 11.99%, 1/11/27 21,903 22,210
APP-11413232.FP.FTS.B, 14.99%, 1/11/27 22,624 11,697
APP-12243964.FP.FTS.B, 19.99%, 1/15/27 13,461 13,387
APP-12232521.FP.FTS.B, 19.99%, 1/18/27 11,595 11,500
APP-12266273.FP.FTS.B, 23.74%, 1/18/27 24,070 23,895
APP-12233402.FP.FTS.B, 21.49%, 1/20/27 16,625 16,556
APP-12242769.FP.FTS.B, 19.99%, 1/22/27 14,237 14,218
APP-12250959.FP.FTS.B, 11.74%, 1/25/27 44,181 44,797
APP-12185049.FP.FTS.B, 19.99%, 1/25/27 10,844 10,849
APP-12245776.FP.FTS.B, 22.49%, 1/25/27 11,859 11,823
APP-12231521.FP.FTS.B, 17.24%, 1/26/27 32,804 33,024
APP-12146298.FP.FTS.B, 8.99%, 1/27/27 . 34,498 34,986
APP-12251026.FP.FTS.B, 11.24%, 1/27/27 13,940 14,143
APP-12252003.FP.FTS.B, 13.49%, 1/27/27 13,328 13,508
APP-12244510.FP.FTS.B, 17.49%, 1/27/27 13,485 13,582
APP-12151284.FP.FTS.B, 17.99%, 1/27/27 18,004 18,036
APP-12241564.FP.FTS.B, 19.99%, 1/27/27 22,142 22,225
APP-12247637.FP.FTS.B, 19.99%, 1/27/27 28,595 28,609
APP-12243989.FP.FTS.B, 21.99%, 1/27/27 8,913 8,947
APP-12264916.FP.FTS.B, 11.24%, 1/28/27 13,445 13,631
APP-12269168.FP.FTS.B, 22.49%, 1/28/27 9,584 9,602
APP-11799028.FP.FTS.B, 9.24%, 1/31/27 . 17,554 17,756
APP-11801033.FP.FTS.B, 11.24%, 2/01/27 27,508 27,789
APP-11772938.FP.FTS.B, 16.49%, 2/01/27 17,961 18,106
APP-11804078.FP.FTS.B, 16.49%, 2/01/27 25,594 25,801
APP-11693698.FP.FTS.B, 16.74%, 2/02/27 44,959 45,343
APP-11807428.FP.FTS.B, 17.99%, 2/03/27 8,127 8,200
APP-11795116.FP.FTS.B, 11.74%, 2/04/27 23,046 23,303
APP-11791702.FP.FTS.B, 13.24%, 2/05/27 26,978 27,389
APP-11785699.FP.FTS.B, 18.99%, 2/05/27 14,803 14,768
APP-11753813.FP.FTS.B, 9.24%, 2/09/27 . 13,207 13,387
APP-11798862.FP.FTS.B, 16.49%, 2/09/27 11,719 11,852
APP-11810406.FP.FTS.B, 11.74%, 2/10/27 44,424 45,071
APP-11798675.FP.FTS.B, 15.49%, 2/10/27 13,143 13,166
APP-11810344.FP.FTS.B, 17.49%, 2/10/27 23,794 23,849
APP-11800371.FP.FTS.B, 19.74%, 2/10/27 37,772 37,718
APP-11742033.FP.FTS.B, 19.99%, 2/10/27 8,655 2,751
APP-11787878.FP.FTS.B, 19.99%, 2/10/27 6,843 6,846
APP-11800806.FP.FTS.B, 19.99%, 2/10/27 26,441 2,701
APP-11805029.FP.FTS.B, 25.49%, 2/10/27 9,269 9,181
APP-11740981.FP.FTS.B, 9.24%, 2/11/27 . 14,094 14,294
APP-11779303.FP.FTS.B, 10.99%, 2/11/27 17,730 17,990
APP-11496336.FP.FTS.B, 11.24%, 2/11/27 15,123 15,344
APP-11791248.FP.FTS.B, 11.24%, 2/11/27 35,491 35,958
APP-11799511.FP.FTS.B, 13.49%, 2/11/27 13,300 13,484
APP-11496149.FP.FTS.B, 13.74%, 2/11/27 7,112 7,173
APP-11823747.FP.FTS.B, 13.74%, 2/11/27 10,249 10,405
APP-11694481.FP.FTS.B, 16.49%, 2/11/27 11,437 11,566
APP-11788952.FP.FTS.B, 16.49%, 2/11/27 13,546 13,714
APP-11795686.FP.FTS.B, 16.49%, 2/11/27 13,898 14,070
APP-11779953.FP.FTS.B, 16.74%, 2/11/27 45,190 45,754
APP-11769543.FP.FTS.B, 18.24%, 2/11/27 27,021 27,050
APP-11238359.FP.FTS.B, 18.99%, 2/11/27 24,576 24,594
APP-11789582.FP.FTS.B, 19.49%, 2/11/27 12,014 11,986
APP-11805082.FP.FTS.B, 19.49%, 2/11/27 19,321 19,271

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11779274.FP.FTS.B, 19.99%, 2/11/27 $ 24,444 $ 5,049
APP-11804667.FP.FTS.B, 19.99%, 2/11/27 19,688 19,675
APP-11806256.FP.FTS.B, 19.99%, 2/11/27 3,407 3,363
APP-11807542.FP.FTS.B, 10.99%, 2/12/27 35,473 36,002
APP-11793986.FP.FTS.B, 11.24%, 2/12/27 12,870 13,063
APP-11794207.FP.FTS.B, 11.49%, 2/12/27 13,326 13,506
APP-11694425.FP.FTS.B, 11.74%, 2/12/27 37,711 38,276
APP-11794186.FP.FTS.B, 14.74%, 2/12/27 44,919 45,472
APP-11801305.FP.FTS.B, 18.24%, 2/12/27 32,500 32,629
APP-11798052.FP.FTS.B, 18.49%, 2/12/27 26,680 26,514
APP-11753796.FP.FTS.B, 19.99%, 2/12/27 13,725 13,647
APP-11805436.FP.FTS.B, 22.49%, 2/12/27 9,206 9,158
APP-12237250.FP.FTS.B, 10.99%, 3/01/27 35,890 36,333
APP-11579250.FP.FTS.B, 11.24%, 3/01/27 31,360 31,720
APP-12280379.FP.FTS.B, 16.49%, 3/01/27 17,908 17,798
APP-12236364.FP.FTS.B, 17.24%, 3/01/27 34,572 34,536
APP-12228409.FP.FTS.B, 19.99%, 3/01/27 12,212 12,063
APP-12245849.FP.FTS.B, 19.99%, 3/01/27 15,668 15,549
APP-12263763.FP.FTS.B, 22.49%, 3/01/27 31,909 31,456
APP-12106034.FP.FTS.B, 11.24%, 3/04/27 21,065 21,309
APP-12189756.FP.FTS.B, 18.24%, 3/04/27 28,943 28,865
APP-12231816.FP.FTS.B, 19.49%, 3/04/27 12,873 12,711
APP-12180444.FP.FTS.B, 25.49%, 3/04/27 9,570 6,080
APP-12262293.FP.FTS.B, 10.99%, 3/05/27 30,335 30,739
APP-12243171.FP.FTS.B, 16.24%, 3/05/27 29,396 29,704
APP-12247272.FP.FTS.B, 22.24%, 3/06/27 25,962 25,678
APP-12172287.FP.FTS.B, 19.99%, 3/07/27 14,792 14,797
APP-12017319.FP.FTS.B, 10.99%, 3/09/27 28,831 29,253
APP-12228513.FP.FTS.B, 20.24%, 3/09/27 25,882 25,638
APP-12130498.FP.FTS.B, 13.24%, 3/10/27 19,270 19,541
APP-12212103.FP.FTS.B, 16.49%, 3/10/27 19,481 19,735
APP-12250953.FP.FTS.B, 17.74%, 3/10/27 38,089 7,820
APP-12077324.FP.FTS.B, 17.99%, 3/10/27 23,808 23,634
APP-12262171.FP.FTS.B, 19.99%, 3/10/27 9,035 9,022
APP-12184632.FP.FTS.B, 16.49%, 3/11/27 13,737 13,917
APP-12213871.FP.FTS.B, 19.99%, 3/11/27 18,499 18,540
APP-11800362.FP.FTS.B, 25.49%, 3/11/27 10,205 10,110
APP-11799128.FP.FTS.B, 10.99%, 3/12/27 20,076 20,387
APP-12244387.FP.FTS.B, 11.24%, 3/12/27 28,465 28,863
APP-12250156.FP.FTS.B, 11.74%, 3/12/27 45,147 45,859
APP-11799332.FP.FTS.B, 17.49%, 3/12/27 12,937 12,916
APP-12243023.FP.FTS.B, 17.49%, 3/12/27 23,893 23,985
APP-12222272.FP.FTS.B, 18.49%, 3/12/27 4,574 2,786
APP-12245031.FP.FTS.B, 19.99%, 3/12/27 23,140 23,011
APP-12248151.FP.FTS.B, 19.99%, 3/12/27 20,497 20,519
APP-11821897.FP.FTS.B, 25.49%, 3/12/27 7,010 4,467
APP-12246518.FP.FTS.B, 13.24%, 3/13/27 20,331 20,637
APP-12236483.FP.FTS.B, 15.24%, 3/13/27 35,791 35,901
APP-11238158.FP.FTS.B, 16.49%, 3/13/27 20,233 20,299
APP-12050299.FP.FTS.B, 17.99%, 3/13/27 9,910 9,909
APP-12249881.FP.FTS.B, 19.99%, 3/13/27 12,967 12,959
APP-12236765.FP.FTS.B, 21.49%, 3/13/27 13,816 13,734
APP-12222310.FP.FTS.B, 18.24%, 3/14/27 39,956 40,182
APP-12260011.FP.FTS.B, 18.24%, 3/14/27 32,195 32,210
APP-12213071.FP.FTS.B, 22.49%, 4/13/27 35,808 22,550
APP-12241288.FP.FTS.B, 22.99%, 4/13/27 45,973 45,678
20,608,063
Description
Principal
Amount Value
LendingClub Corp. - LCX
163123524.LC.FTS.B, 6.46%, 12/13/22 ... $ 608 $ 607
161924848.LC.FTS.B, 8.19%, 12/13/22 ... 1,244 1,243
163087577.LC.FTS.B, 11.71%, 12/13/22 .. 1,304 1,304
163629418.LC.FTS.B, 11.02%, 12/23/22 .. 1,938 1,941
164028463.LC.FTS.B, 10.33%, 12/30/22 .. 3,822 3,808
164037541.LC.FTS.B, 10.33%, 12/30/22 .. 659 657
162903601.LC.FTS.B, 12.4%, 12/30/22 ... 3,924 3,911
164094705.LC.FTS.B, 20.55%, 12/30/22 .. 1,735 1,736
164136024.LC.FTS.B, 8.81%, 1/05/23 ... 2,831 2,819
164580459.LC.FTS.B, Zero Cpn, 1/10/23 . 2,766 1,382
164499922.LC.FTS.B, 8.81%, 1/10/23 ... 2,625 2,619
164601035.LC.FTS.B, 13.08%, 1/10/23 ... 2,479 2,465
164684956.LC.FTS.B, 16.12%, 1/10/23 ... 205 205
164509815.LC.FTS.B, 16.95%, 1/10/23 ... 1,274 1,267
164140916.LC.FTS.B, 14.3%, 1/12/23 ... 616 604
164650755.LC.FTS.B, 10.33%, 1/13/23 ... 967 962
164676050.LC.FTS.B, 6.46%, 1/14/23 ... 3,636 3,629
164793469.LC.FTS.B, 7.56%, 1/14/23 ... 2,868 2,863
164148303.LC.FTS.B, 8.19%, 1/14/23 ... 1,211 1,209
164841930.LC.FTS.B, 10.33%, 1/14/23 ... 1,434 1,431
164665238.LC.FTS.B, 10.33%, 1/17/23 ... 1,506 1,501
165459089.LC.FTS.B, 14.3%, 1/23/23 ... 1,810 1,816
165360980.LC.FTS.B, Zero Cpn, 1/24/23 . 1,982 536
164995310.LC.FTS.B, 13.08%, 1/24/23 ... 525 524
164275670.LC.FTS.B, 16.12%, 1/25/23 ... 1,033 1,032
164526400.LC.FTS.B, 12.4%, 1/27/23 ... 753 748
163902257.LC.FTS.B, 16.12%, 1/27/23 ... 2,469 2,479
165498935.LC.FTS.B, 6.46%, 1/28/23 ... 3,636 3,631
165746807.LC.FTS.B, 6.46%, 1/28/23 ... 363 363
165021303.LC.FTS.B, 7.02%, 1/28/23 ... 3,372 3,368
165736531.LC.FTS.B, 7.02%, 1/30/23 ... 1,280 1,260
164377342.LC.FTS.B, 8.81%, 1/30/23 ... 3,737 3,732
165584619.LC.FTS.B, 17.74%, 2/05/23 ... 870 863
163589300.LC.FTS.B, 7.56%, 2/09/23 ... 535 524
162691230.LC.FTS.B, 10.33%, 2/10/23 ... 7,214 7,149
163434307.LC.FTS.B, 11.71%, 2/17/23 ... 367 365
166741999.LC.FTS.B, 17.74%, 2/18/23 ... 139 137
167037232.LC.FTS.B, 23.05%, 2/20/23 ... 798 804
167149200.LC.FTS.B, 16.12%, 2/21/23 ... 272 272
166622143.LC.FTS.B, 20.55%, 2/21/23 ... 718 723
167007080.LC.FTS.B, 20.55%, 2/21/23 ... 430 434
167079353.LC.FTS.B, 23.05%, 2/21/23 ... 1,478 1,490
167134704.LC.FTS.B, 13.08%, 2/24/23 ... 4,597 4,582
167180462.LC.FTS.B, 16.95%, 2/24/23 ... 686 687
167156729.LC.FTS.B, 17.74%, 2/24/23 ... 1,389 1,391
162038214.LC.FTS.B, 7.56%, 2/25/23 ... 2,442 2,431
166330132.LC.FTS.B, 16.95%, 2/27/23 ... 2,625 2,614
164073339.LC.FTS.B, 14.3%, 2/28/23 ... 2,083 2,081
167045062.LC.FTS.B, 20.55%, 2/28/23 ... 2,805 2,813
167658700.LC.FTS.B, 20.55%, 3/03/23 ... 1,241 1,236
167898599.LC.FTS.B, 8.81%, 3/06/23 ... 1,117 1,098
164583230.LC.FTS.B, 6.46%, 3/15/23 ... 5,742 5,706
163825750.LC.FTS.B, 20.55%, 3/26/23 ... 1,382 1,394
164939612.LC.FTS.B, 12.4%, 3/28/23 ... 3,883 3,841
165130758.LC.FTS.B, 6.46%, 3/31/23 ... 3,879 3,764
165920964.LC.FTS.B, 7.02%, 3/31/23 ... 3,581 3,481
167498735.LC.FTS.B, 10.33%, 4/15/23 ... 1,439 1,387
166372697.LC.FTS.B, 17.74%, 4/19/23 ... 885 868

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX (continued)
167046067.LC.FTS.B, 20.55%, 4/26/23 ... $ 2,152 $ 2,123
167019591.LC.FTS.B, 7.56%, 5/11/23 .... 4,790 4,627
165291952.LC.FTS.B, 16.95%, 5/11/23 ... 2,349 2,327
164752026.LC.FTS.B, 13.08%, 6/14/23 ... 4,044 3,981
165498269.LC.FTS.B, 23.05%, 6/24/23 ... 1,394 1,380
164697305.LC.FTS.B, 15.24%, 8/10/23 ... 11,110 10,700
163548042.LC.FTS.B, 6.46%, 9/07/23 ... 8,197 7,764
167474153.LC.FTS.B, 8.81%, 10/27/23 ... 6,770 6,106
167814487.LC.FTS.B, 8.19%, 1/28/24 ... 10,961 9,463
156733268.LC.FTS.B, 13.08%, 9/03/24 ... 6,828 6,642
157826557.LC.FTS.B, 12.4%, 11/03/24 ... 12,411 11,316
160977025.LC.FTS.B, 12.4%, 11/12/24 ... 18,117 17,464
161569311.LC.FTS.B, 8.19%, 11/20/24 ... 18,758 18,332
162876938.LC.FTS.B, 8.81%, 12/06/24 ... 11,213 10,950
161914714.LC.FTS.B, 18.62%, 12/06/24 .. 16,413 15,895
163438663.LC.FTS.B, 16.95%, 12/17/24 .. 22,834 2,173
163477091.LC.FTS.B, 11.02%, 12/20/24 .. 15,058 14,442
163145010.LC.FTS.B, 11.02%, 12/23/24 .. 20,208 19,339
164033983.LC.FTS.B, 8.19%, 12/30/24 ... 13,517 12,449
163849354.LC.FTS.B, 11.71%, 12/30/24 .. 4,228 4,036
163877923.LC.FTS.B, 13.08%, 12/31/24 .. 15,066 1,228
163859690.LC.FTS.B, 16.95%, 1/03/25 ... 11,081 10,117
164222970.LC.FTS.B, 8.19%, 1/07/25 ... 20,027 19,518
163973756.LC.FTS.B, 12.4%, 1/12/25 ... 21,309 20,317
164800330.LC.FTS.B, 8.19%, 1/14/25 ... 20,027 19,526
164807302.LC.FTS.B, 8.81%, 1/15/25 ... 20,192 19,667
165157005.LC.FTS.B, 14.3%, 1/21/25 ... 14,099 13,449
165333612.LC.FTS.B, 11.71%, 1/23/25 ... 6,268 5,749
165427525.LC.FTS.B, 14.3%, 1/23/25 ... 8,043 7,693
165461334.LC.FTS.B, 14.3%, 1/24/25 ... 3,228 3,085
164424854.LC.FTS.B, 16.12%, 1/24/25 ... 9,883 9,445
165533845.LC.FTS.B, 16.12%, 1/24/25 ... 13,178 12,610
165508383.LC.FTS.B, 15.24%, 1/27/25 ... 19,032 18,193
165618377.LC.FTS.B, 8.81%, 1/28/25 ... 6,558 5,967
165490643.LC.FTS.B, 18.62%, 2/08/25 ... 18,692 17,829
166868646.LC.FTS.B, 16.12%, 2/18/25 ... 2,829 2,587
166989795.LC.FTS.B, 20.55%, 2/20/25 ... 18,897 18,190
167033130.LC.FTS.B, 20.55%, 2/20/25 ... 6,218 6,008
166998287.LC.FTS.B, 23.05%, 2/20/25 ... 7,273 7,026
166982249.LC.FTS.B, 20.55%, 2/21/25 ... 7,106 6,867
167077001.LC.FTS.B, 23.05%, 2/21/25 ... 3,337 3,224
166977058.LC.FTS.B, 23.05%, 2/22/25 ... 9,253 8,915
166995526.LC.FTS.B, 25.65%, 2/23/25 ... 10,012 9,647
167165051.LC.FTS.B, 16.12%, 2/24/25 ... 5,659 5,404
167008405.LC.FTS.B, 16.95%, 2/24/25 ... 18,840 17,950
167016743.LC.FTS.B, 16.95%, 2/24/25 ... 18,352 17,527
166619009.LC.FTS.B, 20.55%, 2/24/25 ... 14,804 14,311
167294071.LC.FTS.B, 13.08%, 2/25/25 ... 3,066 2,813
163663218.LC.FTS.B, Zero Cpn, 2/28/25 . 15,153 1,449
168170703.LC.FTS.B, 8.19%, 3/13/25 ... 8,297 7,553
163371603.LC.FTS.B, 10.33%, 3/13/25 ... 5,682 5,097
168563219.LC.FTS.B, 8.81%, 3/19/25 ... 11,916 10,991
165509821.LC.FTS.B, 11.71%, 3/31/25 ... 7,555 6,668
165799463.LC.FTS.B, 12.4%, 3/31/25 ... 7,237 6,486
165450743.LC.FTS.B, 16.95%, 3/31/25 ... 17,422 16,694
168657342.LC.FTS.B, 11.71%, 4/14/25 ... 15,644 5,072
166104484.LC.FTS.B, 14.3%, 5/01/25 ... 15,982 14,117
155233113.LC.FTS.B, 10.33%, 5/31/25 ... 16,483 15,758
Description
Principal
Amount Value
LendingClub Corp. - LCX (continued)
163620572.LC.FTS.B, 20.55%, 7/20/25 ... $ 15,613 $ 208
163257946.LC.FTS.B, 13.08%, 10/24/25 .. 19,633 18,524
161755229.LC.FTS.B, 6.46%, 11/12/32 ... 1,188 1,188
162155933.LC.FTS.B, 8.19%, 11/21/32 ... 924 919
162235860.LC.FTS.B, 10.33%, 11/22/32 .. 96 97
161704230.LC.FTS.B, 13.08%, 11/22/32 .. 11,671 2,006
162438385.LC.FTS.B, 14.3%, 11/26/32 ... 5,301 424
162236067.LC.FTS.B, 13.08%, 11/29/32 .. 1,934 1,931
711,340
LendingClub Corp. - LCX PM
171017047.LC.FTS.B, 8.46%, 10/07/23 ... 5,427 5,208
171046663.LC.FTS.B, 9.56%, 10/07/23 ... 6,579 6,378
171036531.LC.FTS.B, 10.81%, 10/07/23 .. 1,849 1,792
170824911.LC.FTS.B, 9.02%, 10/09/23 ... 7,274 7,022
171209679.LC.FTS.B, 10.81%, 10/16/23 .. 3,642 3,567
171295682.LC.FTS.B, 14.71%, 10/16/23 .. 1,915 1,851
170880199.LC.FTS.B, 16.08%, 10/17/23 .. 310 307
171594396.LC.FTS.B, 8.46%, 10/29/23 ... 3,020 2,915
171260087.LC.FTS.B, 10.19%, 10/31/23 .. 3,644 1,650
171339542.LC.FTS.B, 10.81%, 11/03/23 .. 1,221 1,172
171698001.LC.FTS.B, 10.81%, 11/04/23 .. 11,965 11,569
171902167.LC.FTS.B, 8.46%, 11/10/23 ... 4,687 4,522
171872747.LC.FTS.B, 9.02%, 11/10/23 ... 7,851 7,506
171898688.LC.FTS.B, 10.81%, 11/10/23 .. 9,971 9,701
171921256.LC.FTS.B, 13.33%, 11/10/23 .. 8,895 3,423
171343880.LC.FTS.B, 10.81%, 11/12/23 .. 451 447
171440597.LC.FTS.B, 8.46%, 11/13/23 ... 2,130 2,057
171972764.LC.FTS.B, 8.46%, 11/13/23 ... 5,859 5,726
171991292.LC.FTS.B, 9.02%, 11/13/23 ... 4,711 4,554
171997415.LC.FTS.B, 9.02%, 11/13/23 ... 1,963 1,918
172021697.LC.FTS.B, 10.81%, 11/13/23 .. 9,572 9,394
171404953.LC.FTS.B, 10.19%, 11/15/23 .. 1,589 1,542
171927180.LC.FTS.B, 10.81%, 11/15/23 .. 7,189 6,795
171895455.LC.FTS.B, 9.56%, 11/21/23 ... 5,393 5,255
172292139.LC.FTS.B, 10.19%, 12/02/23 .. 10,635 10,417
172486420.LC.FTS.B, 19.95%, 12/02/23 .. 1,037 1,005
172543832.LC.FTS.B, 10.81%, 12/03/23 .. 599 585
172518768.LC.FTS.B, 10.81%, 12/07/23 .. 5,131 4,937
172672091.LC.FTS.B, 14.02%, 12/07/23 .. 2,635 2,568
172540829.LC.FTS.B, 18.24%, 12/07/23 .. 3,680 3,567
172591096.LC.FTS.B, 10.81%, 12/15/23 .. 3,098 2,984
173021253.LC.FTS.B, 10.19%, 12/18/23 .. 5,530 5,396
173069321.LC.FTS.B, 17.3%, 12/18/23 ... 2,255 2,207
173107270.LC.FTS.B, 17.3%, 12/18/23 ... 902 883
173106203.LC.FTS.B, 20.74%, 12/18/23 .. 7,853 7,685
173000593.LC.FTS.B, 14.71%, 12/21/23 .. 11,924 11,562
172326263.LC.FTS.B, 14.02%, 12/22/23 .. 4,392 4,271
173100997.LC.FTS.B, 14.02%, 12/27/23 .. 15,442 15,045
173399124.LC.FTS.B, 16.08%, 12/30/23 .. 4,753 4,655
173365718.LC.FTS.B, 17.3%, 12/30/23 ... 4,797 4,722
173415544.LC.FTS.B, 19.12%, 12/30/23 .. 356 350
173378319.LC.FTS.B, 14.71%, 12/31/23 .. 2,820 2,706
173431392.LC.FTS.B, 19.12%, 12/31/23 .. 2,429 2,380
172968764.LC.FTS.B, 16.08%, 1/04/24 ... 2,852 2,783
172830533.LC.FTS.B, 20.74%, 1/04/24 ... 3,323 606
173388155.LC.FTS.B, 17.3%, 1/09/24 ... 719 699
174118594.LC.FTS.B, 11.34%, 1/26/24 ... 7,330 7,116

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
174048004.LC.FTS.B, 12.49%, 1/26/24 ... $ 4,623 $ 4,442
174098325.LC.FTS.B, 12.49%, 1/26/24 ... 12,945 12,407
174028958.LC.FTS.B, 14.99%, 1/26/24 ... 16,205 15,526
174181203.LC.FTS.B, 16.99%, 1/26/24 ... 862 853
173559970.LC.FTS.B, 20.74%, 1/26/24 ... 8,510 8,306
174138465.LC.FTS.B, 8.59%, 1/28/24 ... 6,035 5,852
173990194.LC.FTS.B, 13.99%, 1/28/24 ... 3,742 3,647
174205068.LC.FTS.B, 13.99%, 1/28/24 ... 7,017 6,935
173995037.LC.FTS.B, 16.19%, 1/28/24 ... 571 566
173720769.LC.FTS.B, 16.99%, 1/28/24 ... 11,489 11,385
173938930.LC.FTS.B, 16.99%, 1/28/24 ... 4,068 513
173993696.LC.FTS.B, 19.49%, 1/28/24 ... 17,078 16,862
173506829.LC.FTS.B, 20.74%, 1/28/24 ... 1,976 1,921
174096433.LC.FTS.B, 21.49%, 1/28/24 ... 4,950 4,941
174155308.LC.FTS.B, 8.59%, 1/29/24 ... 2,239 2,158
174134234.LC.FTS.B, 9.59%, 1/29/24 ... 15,230 2,575
174017574.LC.FTS.B, 9.99%, 1/29/24 ... 13,585 13,192
174090524.LC.FTS.B, 12.74%, 1/29/24 ... 13,883 13,373
174235765.LC.FTS.B, 12.74%, 1/29/24 ... 3,239 3,202
174224849.LC.FTS.B, 13.99%, 1/29/24 ... 1,869 1,826
174241094.LC.FTS.B, 13.99%, 1/29/24 ... 5,607 5,543
174239289.LC.FTS.B, 15.44%, 1/29/24 ... 1,418 1,406
174239520.LC.FTS.B, 16.99%, 1/29/24 ... 2,868 2,843
174240247.LC.FTS.B, 18.49%, 1/29/24 ... 5,802 5,728
174169568.LC.FTS.B, 7.74%, 2/04/24 ... 16,565 15,931
174293219.LC.FTS.B, 19.44%, 2/05/24 ... 2,323 2,275
174306657.LC.FTS.B, 11.34%, 2/07/24 ... 9,024 8,683
174347591.LC.FTS.B, 13.99%, 2/08/24 ... 7,446 7,211
174343617.LC.FTS.B, 11.29%, 2/15/24 ... 10,719 10,436
174107383.LC.FTS.B, 12.34%, 2/17/24 ... 8,891 8,782
174351573.LC.FTS.B, 16.99%, 2/17/24 ... 15,382 15,095
173725842.LC.FTS.B, 16.08%, 2/22/24 ... 15,657 15,226
174279916.LC.FTS.B, 13.04%, 6/08/24 ... 14,777 14,238
182191083.LC.FTS.B, 18.99%, 10/13/24 .. 3,634 3,501
182253442.LC.FTS.B, 11.99%, 10/14/24 .. 14,111 13,565
182251543.LC.FTS.B, 15.99%, 10/14/24 .. 6,822 6,606
182168238.LC.FTS.B, 18.99%, 10/14/24 .. 13,089 12,407
182227875.LC.FTS.B, 19.49%, 10/14/24 .. 15,324 5,684
182189422.LC.FTS.B, 19.99%, 10/14/24 .. 7,448 7,226
182279306.LC.FTS.B, 15.99%, 10/15/24 .. 8,616 8,428
182333831.LC.FTS.B, 19.44%, 10/15/24 .. 3,642 3,535
182308670.LC.FTS.B, 19.49%, 10/15/24 .. 6,558 6,386
182183875.LC.FTS.B, 20.99%, 10/15/24 .. 7,332 7,139
182215764.LC.FTS.B, 20.99%, 10/15/24 .. 14,663 14,277
182310621.LC.FTS.B, 21.49%, 10/15/24 .. 15,280 14,968
181599922.LC.FTS.B, 22.99%, 10/15/24 .. 7,649 7,492
182294171.LC.FTS.B, 22.99%, 10/15/24 .. 7,296 7,117
182334375.LC.FTS.B, 23.99%, 10/15/24 .. 11,130 10,864
181823934.LC.FTS.B, 18.99%, 10/16/24 .. 10,921 10,529
182309932.LC.FTS.B, 19.49%, 10/17/24 .. 7,301 7,112
182090100.LC.FTS.B, 16.49%, 10/18/24 .. 4,677 4,426
182060544.LC.FTS.B, 18.99%, 10/18/24 .. 6,108 5,951
182322335.LC.FTS.B, 20.49%, 10/18/24 .. 18,291 17,820
182332114.LC.FTS.B, 22.99%, 10/18/24 .. 1,478 1,449
182334791.LC.FTS.B, 22.99%, 10/18/24 .. 1,848 1,811
182127030.LC.FTS.B, 23.99%, 10/18/24 .. 7,738 7,523
182386230.LC.FTS.B, 15.99%, 10/19/24 .. 6,756 5,143
182352192.LC.FTS.B, 17.44%, 10/19/24 .. 7,206 7,030
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
182455989.LC.FTS.B, 17.44%, 10/19/24 .. $ 7,224 $ 7,071
182379594.LC.FTS.B, 18.99%, 10/19/24 .. 17,451 16,670
182112904.LC.FTS.B, 19.49%, 10/19/24 .. 14,209 13,479
181717704.LC.FTS.B, 22.49%, 10/19/24 .. 18,440 18,078
182413362.LC.FTS.B, 22.99%, 10/20/24 .. 1,938 1,901
182410510.LC.FTS.B, 27.99%, 10/21/24 .. 11,303 11,089
182348001.LC.FTS.B, 19.44%, 10/22/24 .. 7,276 7,020
182327350.LC.FTS.B, 18.99%, 10/23/24 .. 6,132 5,981
182222867.LC.FTS.B, 18.49%, 10/25/24 .. 7,293 7,118
182348144.LC.FTS.B, 18.99%, 10/25/24 .. 7,315 7,139
182434150.LC.FTS.B, 20.44%, 10/25/24 .. 5,149 5,025
182399699.LC.FTS.B, 24.99%, 10/25/24 .. 11,627 11,364
182411428.LC.FTS.B, 18.44%, 10/26/24 .. 13,146 12,746
182341717.LC.FTS.B, 18.99%, 10/30/24 .. 7,593 7,401
182545979.LC.FTS.B, 11.99%, 11/01/24 .. 13,166 13,026
182385569.LC.FTS.B, 21.49%, 11/01/24 .. 18,974 18,487
182713608.LC.FTS.B, 22.99%, 11/01/24 .. 4,579 4,461
182709715.LC.FTS.B, Zero Cpn, 11/02/24 11,122 4,565
182830334.LC.FTS.B, 12.99%, 11/02/24 .. 7,344 7,162
182833905.LC.FTS.B, 15.49%, 11/02/24 .. 18,545 17,968
182797314.LC.FTS.B, 15.99%, 11/02/24 .. 7,447 7,121
182852118.LC.FTS.B, 16.49%, 11/02/24 .. 8,192 7,988
182842810.LC.FTS.B, 17.49%, 11/02/24 .. 6,728 6,560
182850075.LC.FTS.B, 17.99%, 11/02/24 .. 17,622 17,183
182863345.LC.FTS.B, 18.99%, 11/02/24 .. 3,759 3,645
182712600.LC.FTS.B, 19.49%, 11/02/24 .. 8,697 1,015
182863664.LC.FTS.B, 19.99%, 11/02/24 .. 3,234 3,136
182918052.LC.FTS.B, 12.99%, 11/03/24 .. 5,875 5,768
182874527.LC.FTS.B, 15.99%, 11/03/24 .. 18,581 18,124
182884975.LC.FTS.B, 15.99%, 11/03/24 .. 18,581 18,124
182859815.LC.FTS.B, 16.99%, 11/03/24 .. 11,192 10,845
182914089.LC.FTS.B, 17.19%, 11/03/24 .. 3,360 3,277
182877276.LC.FTS.B, 17.49%, 11/03/24 .. 4,859 4,739
182883648.LC.FTS.B, 17.49%, 11/03/24 .. 1,062 1,050
182882751.LC.FTS.B, 18.99%, 11/03/24 .. 2,632 2,553
182406475.LC.FTS.B, 19.99%, 11/03/24 .. 8,762 8,495
182901080.LC.FTS.B, 22.49%, 11/03/24 .. 3,047 2,969
182343246.LC.FTS.B, 22.99%, 11/03/24 .. 4,579 4,461
182832700.LC.FTS.B, Zero Cpn, 11/04/24 11,216 1,066
182919920.LC.FTS.B, 10.34%, 11/04/24 .. 10,898 10,784
182907566.LC.FTS.B, 15.99%, 11/04/24 .. 2,081 2,031
182914824.LC.FTS.B, 16.49%, 11/04/24 .. 7,532 7,352
182927640.LC.FTS.B, 16.49%, 11/04/24 .. 4,654 4,553
182953244.LC.FTS.B, 17.49%, 11/04/24 .. 7,476 7,295
182908181.LC.FTS.B, 17.99%, 11/04/24 .. 4,494 4,385
182281352.LC.FTS.B, 18.99%, 11/04/24 .. 9,023 8,758
182881545.LC.FTS.B, 18.99%, 11/04/24 .. 7,654 7,426
182921573.LC.FTS.B, 18.99%, 11/04/24 .. 13,534 13,136
182488402.LC.FTS.B, 19.49%, 11/04/24 .. 4,897 4,752
182726206.LC.FTS.B, 19.99%, 11/04/24 .. 3,396 3,296
182925177.LC.FTS.B, 22.99%, 11/04/24 .. 7,632 7,441
182688806.LC.FTS.B, 24.99%, 11/04/24 .. 5,355 2,723
183008113.LC.FTS.B, 11.99%, 11/05/24 .. 4,389 4,315
182498467.LC.FTS.B, 14.99%, 11/05/24 .. 5,552 5,418
182766834.LC.FTS.B, 15.99%, 11/05/24 .. 18,632 18,186
182967907.LC.FTS.B, 18.19%, 11/05/24 .. 26,236 25,474
182864591.LC.FTS.B, 18.44%, 11/05/24 .. 26,486 25,717
182954507.LC.FTS.B, 18.44%, 11/05/24 .. 5,627 5,464

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
182928222.LC.FTS.B, 18.49%, 11/05/24 .. $ 8,255 $ 8,015
182054732.LC.FTS.B, 18.99%, 11/05/24 .. 3,489 3,387
182892987.LC.FTS.B, 18.99%, 11/05/24 .. 9,023 8,760
182923000.LC.FTS.B, 18.99%, 11/05/24 .. 18,797 18,250
182929096.LC.FTS.B, 18.99%, 11/05/24 .. 4,511 4,380
182918450.LC.FTS.B, 22.99%, 11/05/24 .. 7,632 7,443
182830358.LC.FTS.B, 24.99%, 11/05/24 .. 5,939 5,781
182854752.LC.FTS.B, 18.99%, 11/07/24 .. 15,087 14,651
182428388.LC.FTS.B, Zero Cpn, 11/08/24 15,750 7,907
183012848.LC.FTS.B, 6%, 11/08/24 ..... 8,541 8,447
182862683.LC.FTS.B, 11.04%, 11/08/24 .. 8,743 8,370
182951096.LC.FTS.B, 12.99%, 11/08/24 .. 15,790 15,514
182935882.LC.FTS.B, 14.49%, 11/08/24 .. 7,388 7,235
183005145.LC.FTS.B, 14.49%, 11/08/24 .. 13,299 13,066
182138019.LC.FTS.B, 15.99%, 11/08/24 .. 4,609 1,666
182937534.LC.FTS.B, 15.99%, 11/08/24 .. 7,432 7,234
182874683.LC.FTS.B, 16.19%, 11/08/24 .. 16,087 15,704
182990403.LC.FTS.B, 16.49%, 11/08/24 .. 7,325 7,154
182991246.LC.FTS.B, 16.49%, 11/08/24 .. 5,958 5,817
182769411.LC.FTS.B, 18.44%, 11/08/24 .. 3,601 3,499
182999357.LC.FTS.B, 18.44%, 11/08/24 .. 7,503 7,289
182908610.LC.FTS.B, 18.49%, 11/08/24 .. 22,424 21,752
182934535.LC.FTS.B, 18.49%, 11/08/24 .. 26,266 25,516
182958729.LC.FTS.B, 18.99%, 11/08/24 .. 7,106 6,904
182946096.LC.FTS.B, 22.99%, 11/08/24 .. 3,816 3,724
182737632.LC.FTS.B, 20.99%, 11/10/24 .. 7,617 7,377
182288146.LC.FTS.B, 22.99%, 11/11/24 .. 9,232 9,008
182875454.LC.FTS.B, 12.99%, 11/12/24 .. 11,759 11,578
183149370.LC.FTS.B, 15.19%, 11/12/24 .. 3,704 3,622
183022196.LC.FTS.B, 15.99%, 11/12/24 .. 7,129 6,969
183108244.LC.FTS.B, 15.99%, 11/12/24 .. 1,486 1,453
183143740.LC.FTS.B, 16.49%, 11/12/24 .. 6,330 6,168
182977352.LC.FTS.B, 17.44%, 11/12/24 .. 7,474 7,307
182923608.LC.FTS.B, 18.99%, 11/12/24 .. 4,943 2,438
182921780.LC.FTS.B, 11.04%, 11/13/24 .. 15,737 15,542
182716700.LC.FTS.B, 14.99%, 11/14/24 .. 7,446 7,327
182828421.LC.FTS.B, 11.49%, 11/15/24 .. 21,963 21,768
182991991.LC.FTS.B, 11.49%, 11/15/24 .. 5,880 5,789
182936009.LC.FTS.B, 13.04%, 11/15/24 .. 13,238 13,033
183154424.LC.FTS.B, 15.99%, 11/15/24 .. 10,405 10,177
183171929.LC.FTS.B, 16.49%, 11/15/24 .. 4,468 4,370
183178213.LC.FTS.B, 16.99%, 11/15/24 .. 3,731 3,649
182460757.LC.FTS.B, 17.44%, 11/15/24 .. 7,534 7,116
182547090.LC.FTS.B, 18.99%, 11/15/24 .. 11,408 11,066
183147548.LC.FTS.B, 18.99%, 11/15/24 .. 10,527 10,246
183150801.LC.FTS.B, 18.99%, 11/15/24 .. 7,519 7,319
183164730.LC.FTS.B, 18.99%, 11/15/24 .. 902 878
182903788.LC.FTS.B, 19.49%, 11/15/24 .. 15,967 15,547
183048902.LC.FTS.B, 19.49%, 11/15/24 .. 18,833 18,331
183127694.LC.FTS.B, 19.49%, 11/15/24 .. 12,235 2,223
182850730.LC.FTS.B, 22.99%, 11/15/24 .. 13,929 13,562
182861781.LC.FTS.B, 22.99%, 11/15/24 .. 13,453 1,619
183261327.LC.FTS.B, 11.04%, 11/16/24 .. 11,850 11,552
183334882.LC.FTS.B, 11.99%, 11/16/24 .. 4,389 4,319
183299280.LC.FTS.B, 13.04%, 11/16/24 .. 14,692 14,455
182786422.LC.FTS.B, 13.99%, 11/16/24 .. 9,672 9,291
182487044.LC.FTS.B, 14.99%, 11/16/24 .. 11,219 10,739
182762119.LC.FTS.B, 15.49%, 11/16/24 .. 5,993 5,864
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183169657.LC.FTS.B, 17.99%, 11/16/24 .. $ 3,732 $ 3,576
183199016.LC.FTS.B, 18.99%, 11/16/24 .. 3,761 3,624
183248270.LC.FTS.B, 18.99%, 11/16/24 .. 7,519 7,321
183249845.LC.FTS.B, 18.99%, 11/16/24 .. 6,391 6,223
183204737.LC.FTS.B, 19.49%, 11/16/24 .. 4,854 4,711
183239686.LC.FTS.B, 20.44%, 11/16/24 .. 18,150 17,671
183265092.LC.FTS.B, 20.44%, 11/16/24 .. 5,670 5,520
182861657.LC.FTS.B, Zero Cpn, 11/17/24 10,738 1,022
182940512.LC.FTS.B, 9.34%, 11/17/24 ... 1,427 1,386
183199235.LC.FTS.B, 10.99%, 11/17/24 .. 10,927 10,755
183036723.LC.FTS.B, 16.49%, 11/17/24 .. 10,724 10,493
183312442.LC.FTS.B, 17.44%, 11/17/24 .. 5,980 5,851
183258872.LC.FTS.B, 17.99%, 11/17/24 .. 8,089 7,915
183131010.LC.FTS.B, 18.99%, 11/17/24 .. 2,707 2,636
183281498.LC.FTS.B, 18.99%, 11/17/24 .. 7,519 7,323
182874149.LC.FTS.B, 22.99%, 11/17/24 .. 15,429 15,085
183270584.LC.FTS.B, 22.99%, 11/17/24 .. 7,539 7,349
182800255.LC.FTS.B, 24.99%, 11/17/24 .. 17,974 17,572
183376238.LC.FTS.B, 15.19%, 11/18/24 .. 10,373 10,156
183297337.LC.FTS.B, 15.49%, 11/18/24 .. 8,160 7,989
182749224.LC.FTS.B, 15.99%, 11/18/24 .. 5,314 5,203
183031081.LC.FTS.B, 15.99%, 11/18/24 .. 14,175 13,594
183301563.LC.FTS.B, 15.99%, 11/18/24 .. 4,088 4,002
183195827.LC.FTS.B, 16.49%, 11/18/24 .. 26,065 25,173
182746441.LC.FTS.B, 17.44%, 11/18/24 .. 12,105 11,767
183237884.LC.FTS.B, 18.19%, 11/18/24 .. 17,991 17,535
182840575.LC.FTS.B, 18.99%, 11/18/24 .. 3,759 3,664
182861390.LC.FTS.B, 18.99%, 11/18/24 .. 14,989 14,591
183290549.LC.FTS.B, 18.99%, 11/18/24 .. 14,169 13,769
183307678.LC.FTS.B, 18.99%, 11/18/24 .. 5,639 5,496
183319106.LC.FTS.B, 18.99%, 11/18/24 .. 7,519 7,328
183306252.LC.FTS.B, 22.99%, 11/18/24 .. 6,098 5,973
183308830.LC.FTS.B, 22.99%, 11/18/24 .. 2,747 2,691
183199521.LC.FTS.B, Zero Cpn, 11/19/24 7,830 741
183351808.LC.FTS.B, 11.49%, 11/19/24 .. 10,949 10,780
183393938.LC.FTS.B, 13.99%, 11/19/24 .. 11,373 1,380
183388949.LC.FTS.B, 14.19%, 11/19/24 .. 23,615 23,252
183082106.LC.FTS.B, 15.99%, 11/19/24 .. 8,547 8,256
183325965.LC.FTS.B, 15.99%, 11/19/24 .. 14,326 14,030
183334857.LC.FTS.B, 15.99%, 11/19/24 .. 8,708 8,427
182824507.LC.FTS.B, 16.49%, 11/19/24 .. 4,091 499
182787978.LC.FTS.B, 16.99%, 11/19/24 .. 3,608 3,534
183273399.LC.FTS.B, 18.99%, 11/19/24 .. 5,414 5,278
183339518.LC.FTS.B, 18.99%, 11/19/24 .. 7,519 7,330
183355970.LC.FTS.B, 22.99%, 11/19/24 .. 7,632 7,479
183366235.LC.FTS.B, 22.99%, 11/19/24 .. 3,816 3,739
182957882.LC.FTS.B, 11.04%, 11/20/24 .. 12,391 847
182390204.LC.FTS.B, 18.99%, 11/20/24 .. 13,623 13,285
182810364.LC.FTS.B, 19.49%, 11/20/24 .. 14,495 14,135
182398953.LC.FTS.B, 23.99%, 11/20/24 .. 6,203 6,074
183009664.LC.FTS.B, 14.19%, 11/21/24 .. 11,103 10,938
183424030.LC.FTS.B, 12.24%, 11/22/24 .. 6,384 6,255
183426912.LC.FTS.B, 12.49%, 11/22/24 .. 10,994 10,829
182983769.LC.FTS.B, 12.99%, 11/22/24 .. 3,525 3,460
183270133.LC.FTS.B, 14.44%, 11/22/24 .. 5,942 5,835
183422493.LC.FTS.B, 14.99%, 11/22/24 .. 1,777 1,750
183420205.LC.FTS.B, 16.49%, 11/22/24 .. 20,852 20,216
183428100.LC.FTS.B, 16.99%, 11/22/24 .. 14,923 14,623

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183268922.LC.FTS.B, 17.99%, 11/22/24 .. $ 18,654 $ 14,469
183326198.LC.FTS.B, 18.99%, 11/22/24 .. 6,015 5,867
183394488.LC.FTS.B, 18.99%, 11/22/24 .. 3,759 3,667
183369334.LC.FTS.B, 22.99%, 11/22/24 .. 13,852 13,575
183400615.LC.FTS.B, 12.49%, 11/23/24 .. 18,353 18,091
183464008.LC.FTS.B, 15.24%, 11/23/24 .. 20,122 19,521
183501862.LC.FTS.B, 16.19%, 11/23/24 .. 9,960 9,724
182940029.LC.FTS.B, 16.49%, 11/23/24 .. 4,967 4,868
183437265.LC.FTS.B, 18.49%, 11/23/24 .. 11,985 2,227
182618845.LC.FTS.B, 18.99%, 11/23/24 .. 7,519 7,312
183430526.LC.FTS.B, 18.99%, 11/23/24 .. 7,519 7,338
183431297.LC.FTS.B, 18.99%, 11/23/24 .. 3,008 2,925
183473491.LC.FTS.B, 18.99%, 11/23/24 .. 26,999 26,277
182950120.LC.FTS.B, 22.99%, 11/23/24 .. 19,411 19,020
183554355.LC.FTS.B, 15.19%, 11/24/24 .. 8,150 7,992
183464408.LC.FTS.B, 15.99%, 11/24/24 .. 4,272 4,169
183532866.LC.FTS.B, 15.99%, 11/24/24 .. 4,459 4,373
183565213.LC.FTS.B, 16.19%, 11/24/24 .. 2,231 2,173
183476973.LC.FTS.B, 16.49%, 11/24/24 .. 11,115 10,747
183540917.LC.FTS.B, 16.49%, 11/24/24 .. 1,862 1,826
183540900.LC.FTS.B, 18.44%, 11/24/24 .. 1,876 1,832
183371602.LC.FTS.B, 18.99%, 11/24/24 .. 15,531 12,037
183407963.LC.FTS.B, 18.99%, 11/24/24 .. 6,593 5,111
182884112.LC.FTS.B, 15.74%, 11/25/24 .. 26,090 25,231
183519416.LC.FTS.B, 15.49%, 11/26/24 .. 8,317 8,119
183278521.LC.FTS.B, 15.99%, 11/26/24 .. 5,311 662
183343101.LC.FTS.B, 15.99%, 11/26/24 .. 6,560 273
183524052.LC.FTS.B, 16.49%, 11/26/24 .. 19,345 18,879
183520286.LC.FTS.B, 16.99%, 11/26/24 .. 6,715 6,587
183504509.LC.FTS.B, 18.49%, 11/26/24 .. 13,987 13,576
183027816.LC.FTS.B, 18.99%, 11/26/24 .. 7,301 7,107
183339903.LC.FTS.B, 18.99%, 11/26/24 .. 8,120 7,933
183439545.LC.FTS.B, 19.49%, 11/26/24 .. 4,208 4,108
183342456.LC.FTS.B, 22.49%, 11/26/24 .. 19,044 18,708
183441212.LC.FTS.B, 22.99%, 11/26/24 .. 1,641 1,612
183518965.LC.FTS.B, 24.99%, 11/26/24 .. 3,843 3,775
183318889.LC.FTS.B, 15.99%, 11/27/24 .. 4,601 596
183494147.LC.FTS.B, 17.19%, 11/28/24 .. 2,576 476
183287166.LC.FTS.B, 18.49%, 11/28/24 .. 10,158 9,923
183259213.LC.FTS.B, 18.99%, 11/28/24 .. 4,024 3,932
183173731.LC.FTS.B, 19.49%, 11/28/24 .. 7,558 7,389
183402694.LC.FTS.B, 11.99%, 11/29/24 .. 9,129 8,996
183250462.LC.FTS.B, 14.99%, 11/29/24 .. 6,910 6,820
183538925.LC.FTS.B, 15.99%, 11/29/24 .. 10,754 10,549
183425417.LC.FTS.B, 16.49%, 11/29/24 .. 11,113 10,828
183522405.LC.FTS.B, 17.99%, 11/29/24 .. 27,075 26,556
183102073.LC.FTS.B, 18.99%, 11/29/24 .. 3,520 3,427
182876690.LC.FTS.B, Zero Cpn, 11/30/24 856 81
183619170.LC.FTS.B, 14.19%, 11/30/24 .. 7,632 7,525
183500540.LC.FTS.B, 15.99%, 11/30/24 .. 6,145 6,029
183606069.LC.FTS.B, 16.49%, 11/30/24 .. 19,237 18,738
183356155.LC.FTS.B, 16.99%, 11/30/24 .. 18,771 18,404
182783983.LC.FTS.B, 17.49%, 11/30/24 .. 17,164 16,783
183474066.LC.FTS.B, 18.44%, 11/30/24 .. 17,902 17,496
183572600.LC.FTS.B, 18.44%, 11/30/24 .. 27,892 1,775
183602959.LC.FTS.B, 18.49%, 11/30/24 .. 5,057 4,910
183339461.LC.FTS.B, 18.99%, 11/30/24 .. 14,062 13,740
183616976.LC.FTS.B, 18.99%, 11/30/24 .. 8,073 7,890
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183291733.LC.FTS.B, 19.99%, 11/30/24 .. $ 5,647 $ 5,519
183362712.LC.FTS.B, 15.99%, 12/01/24 .. 12,363 12,067
183660366.LC.FTS.B, 15.99%, 12/01/24 .. 9,218 8,991
183663596.LC.FTS.B, 16.19%, 12/01/24 .. 12,299 11,997
183017036.LC.FTS.B, 16.44%, 12/01/24 .. 26,929 26,265
183359486.LC.FTS.B, 16.99%, 12/01/24 .. 7,389 7,214
183645675.LC.FTS.B, 19.99%, 12/01/24 .. 3,116 3,021
183674531.LC.FTS.B, 21.99%, 12/01/24 .. 8,626 8,394
183673337.LC.FTS.B, 23.99%, 12/01/24 .. 19,734 19,201
183691663.LC.FTS.B, 13.04%, 12/02/24 .. 6,080 5,789
183762903.LC.FTS.B, 15.44%, 12/02/24 .. 5,865 5,683
183488017.LC.FTS.B, 15.49%, 12/02/24 .. 13,987 13,704
183705826.LC.FTS.B, 15.99%, 12/02/24 .. 16,515 16,110
183434525.LC.FTS.B, 19.99%, 12/02/24 .. 14,955 14,502
183697716.LC.FTS.B, 22.99%, 12/02/24 .. 787 766
183354385.LC.FTS.B, 12.49%, 12/03/24 .. 4,551 4,470
183695987.LC.FTS.B, 15.99%, 12/03/24 .. 15,747 15,104
183651373.LC.FTS.B, 16.44%, 12/03/24 .. 3,847 3,753
183777683.LC.FTS.B, 18.99%, 12/03/24 .. 6,521 6,326
183609082.LC.FTS.B, 19.49%, 12/03/24 .. 3,110 3,017
183773059.LC.FTS.B, 21.99%, 12/03/24 .. 11,763 11,452
183402493.LC.FTS.B, 22.99%, 12/03/24 .. 5,243 5,100
183788267.LC.FTS.B, 22.99%, 12/03/24 .. 2,832 2,757
183693231.LC.FTS.B, 12.49%, 12/05/24 .. 2,729 2,680
183502968.LC.FTS.B, 15.19%, 12/05/24 .. 5,382 5,256
183535525.LC.FTS.B, 17.99%, 12/05/24 .. 5,439 5,237
183410744.LC.FTS.B, Zero Cpn, 12/06/24 10,881 5,359
183189944.LC.FTS.B, 13.04%, 12/06/24 .. 11,397 11,158
183827173.LC.FTS.B, 14.99%, 12/06/24 .. 5,869 5,797
183203390.LC.FTS.B, 15.49%, 12/06/24 .. 19,212 18,770
183769602.LC.FTS.B, 16.19%, 12/06/24 .. 6,932 6,772
183789247.LC.FTS.B, 16.19%, 12/06/24 .. 2,792 2,736
183766217.LC.FTS.B, 16.49%, 12/06/24 .. 6,541 6,319
183795092.LC.FTS.B, 17.49%, 12/06/24 .. 12,356 12,018
183802837.LC.FTS.B, 17.99%, 12/06/24 .. 21,912 21,384
183785739.LC.FTS.B, 18.44%, 12/06/24 .. 3,099 3,010
183558965.LC.FTS.B, 18.99%, 12/06/24 .. 5,589 5,425
183798048.LC.FTS.B, 18.99%, 12/06/24 .. 3,881 3,767
183799482.LC.FTS.B, 18.99%, 12/06/24 .. 7,763 7,534
183818205.LC.FTS.B, 18.99%, 12/06/24 .. 18,630 18,082
183541347.LC.FTS.B, 22.99%, 12/06/24 .. 7,868 7,664
183169104.LC.FTS.B, 12.34%, 12/07/24 .. 19,710 19,236
183193558.LC.FTS.B, 12.49%, 12/07/24 .. 18,962 18,253
183895042.LC.FTS.B, 12.49%, 12/07/24 .. 7,585 7,453
183890926.LC.FTS.B, 15.19%, 12/07/24 .. 27,575 26,923
183568984.LC.FTS.B, 15.99%, 12/07/24 .. 23,150 22,460
183853227.LC.FTS.B, 15.99%, 12/07/24 .. 6,150 5,904
183882045.LC.FTS.B, 15.99%, 12/07/24 .. 11,522 11,134
183901831.LC.FTS.B, 16.49%, 12/07/24 .. 23,086 22,538
183585296.LC.FTS.B, 17.49%, 12/07/24 .. 7,722 7,487
183893289.LC.FTS.B, 18.44%, 12/07/24 .. 1,937 1,874
183739101.LC.FTS.B, 18.99%, 12/07/24 .. 6,210 5,967
183884773.LC.FTS.B, 18.99%, 12/07/24 .. 2,541 297
183882847.LC.FTS.B, 21.99%, 12/07/24 .. 7,531 7,332
183710611.LC.FTS.B, 22.49%, 12/07/24 .. 3,154 3,072
183864519.LC.FTS.B, 22.49%, 12/07/24 .. 13,784 13,311
183872755.LC.FTS.B, 22.99%, 12/07/24 .. 7,426 7,209
183880382.LC.FTS.B, 22.99%, 12/07/24 .. 3,934 3,820

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183835868.LC.FTS.B, 24.99%, 12/07/24 .. $ 7,806 $ 7,604
183842381.LC.FTS.B, 24.99%, 12/07/24 .. 9,503 9,226
183294973.LC.FTS.B, 27.99%, 12/07/24 .. 14,391 14,015
183843773.LC.FTS.B, 27.99%, 12/07/24 .. 5,312 609
183582634.LC.FTS.B, 11.04%, 12/08/24 .. 3,734 3,584
183776421.LC.FTS.B, 11.04%, 12/08/24 .. 5,809 5,635
184003016.LC.FTS.B, 13.19%, 12/08/24 .. 1,141 1,113
183915427.LC.FTS.B, 13.24%, 12/08/24 .. 18,437 18,137
183732977.LC.FTS.B, 14.49%, 12/08/24 .. 11,461 11,262
183913486.LC.FTS.B, 14.49%, 12/08/24 .. 3,820 3,754
183954033.LC.FTS.B, 14.49%, 12/08/24 .. 10,695 10,510
183587648.LC.FTS.B, 15.99%, 12/08/24 .. 9,960 9,559
183956072.LC.FTS.B, 15.99%, 12/08/24 .. 6,145 6,001
183955270.LC.FTS.B, 16.49%, 12/08/24 .. 1,924 1,879
183942448.LC.FTS.B, 17.99%, 12/08/24 .. 2,786 2,721
183938966.LC.FTS.B, 18.49%, 12/08/24 .. 9,851 9,568
183551116.LC.FTS.B, 18.99%, 12/08/24 .. 5,434 5,277
183942961.LC.FTS.B, 18.99%, 12/08/24 .. 3,881 3,769
183801794.LC.FTS.B, 19.44%, 12/08/24 .. 7,729 7,505
183947592.LC.FTS.B, 19.49%, 12/08/24 .. 6,813 2,515
183687581.LC.FTS.B, Zero Cpn, 12/09/24 3,985 380
183983086.LC.FTS.B, Zero Cpn, 12/09/24 16,870 1,611
183886671.LC.FTS.B, 7.59%, 12/09/24 ... 29,789 28,666
183961259.LC.FTS.B, 12.74%, 12/09/24 .. 7,592 7,464
184035228.LC.FTS.B, 13.04%, 12/09/24 .. 11,400 11,132
184037141.LC.FTS.B, 13.19%, 12/09/24 .. 5,701 5,568
183959313.LC.FTS.B, 13.24%, 12/09/24 .. 11,409 11,178
183973489.LC.FTS.B, 14.44%, 12/09/24 .. 4,734 1,686
183835923.LC.FTS.B, 15.19%, 12/09/24 .. 8,771 8,575
183294173.LC.FTS.B, 15.99%, 12/09/24 .. 4,612 4,509
183610510.LC.FTS.B, 15.99%, 12/09/24 .. 16,900 16,455
183958487.LC.FTS.B, 16.19%, 12/09/24 .. 4,736 572
183997716.LC.FTS.B, 16.49%, 12/09/24 .. 3,848 3,759
183931492.LC.FTS.B, 16.99%, 12/09/24 .. 15,419 14,969
183951356.LC.FTS.B, 17.49%, 12/09/24 .. 13,514 13,203
183972047.LC.FTS.B, 17.49%, 12/09/24 .. 772 754
183968599.LC.FTS.B, 18.99%, 12/09/24 .. 3,105 3,017
184014658.LC.FTS.B, 19.44%, 12/09/24 .. 443 9
183966895.LC.FTS.B, 19.99%, 12/09/24 .. 8,284 8,056
183576580.LC.FTS.B, 20.44%, 12/09/24 .. 19,503 18,951
183980484.LC.FTS.B, 21.99%, 12/09/24 .. 19,605 19,125
183967026.LC.FTS.B, 22.99%, 12/09/24 .. 14,162 13,815
183969487.LC.FTS.B, 22.99%, 12/09/24 .. 11,865 11,566
183983228.LC.FTS.B, 26.49%, 12/09/24 .. 19,276 18,793
183493762.LC.FTS.B, 12.24%, 12/10/24 .. 26,771 26,160
184037034.LC.FTS.B, 12.49%, 12/10/24 .. 758 746
183775188.LC.FTS.B, 14.44%, 12/10/24 .. 12,223 11,727
184000110.LC.FTS.B, 15.49%, 12/10/24 .. 12,269 11,990
183974082.LC.FTS.B, 15.99%, 12/10/24 .. 16,130 15,763
184004060.LC.FTS.B, 16.49%, 12/10/24 .. 21,547 21,056
183929309.LC.FTS.B, 16.99%, 12/10/24 .. 15,418 15,066
184001961.LC.FTS.B, 16.99%, 12/10/24 .. 6,021 5,847
184006108.LC.FTS.B, 16.99%, 12/10/24 .. 9,636 9,416
184044208.LC.FTS.B, 16.99%, 12/10/24 .. 20,351 19,887
183319328.LC.FTS.B, 17.44%, 12/10/24 .. 34,048 4,031
184008894.LC.FTS.B, 17.99%, 12/10/24 .. 7,736 7,559
183687452.LC.FTS.B, 18.99%, 12/10/24 .. 776 755
183979122.LC.FTS.B, 18.99%, 12/10/24 .. 1,863 1,811
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184005390.LC.FTS.B, 19.99%, 12/10/24 .. $ 2,337 $ 2,271
184026094.LC.FTS.B, 22.99%, 12/10/24 .. 5,665 5,528
183769143.LC.FTS.B, 16.99%, 12/11/24 .. 4,115 728
182860020.LC.FTS.B, 15.44%, 12/12/24 .. 27,783 27,173
184025076.LC.FTS.B, 18.99%, 12/12/24 .. 8,551 8,321
184035087.LC.FTS.B, 10.34%, 12/13/24 .. 7,524 7,404
184030481.LC.FTS.B, 11.04%, 12/13/24 .. 5,281 5,145
184049185.LC.FTS.B, 13.24%, 12/13/24 .. 13,691 13,466
183985034.LC.FTS.B, 14.44%, 12/13/24 .. 8,276 1,412
183789603.LC.FTS.B, 14.99%, 12/13/24 .. 12,247 11,752
184083997.LC.FTS.B, 16.44%, 12/13/24 .. 5,031 4,887
183170547.LC.FTS.B, 16.49%, 12/13/24 .. 21,702 20,780
184074389.LC.FTS.B, 16.49%, 12/13/24 .. 8,080 7,899
184073466.LC.FTS.B, 17.44%, 12/13/24 .. 4,803 1,745
184003705.LC.FTS.B, 17.99%, 12/13/24 .. 11,604 11,343
184046281.LC.FTS.B, 18.99%, 12/13/24 .. 931 906
183770308.LC.FTS.B, 21.49%, 12/13/24 .. 2,427 2,370
184106683.LC.FTS.B, 9.99%, 12/14/24 ... 11,272 10,665
184070958.LC.FTS.B, 10.49%, 12/14/24 .. 4,222 4,157
184028586.LC.FTS.B, 10.99%, 12/14/24 .. 22,629 21,958
184058069.LC.FTS.B, 11.04%, 12/14/24 .. 5,281 5,106
184125481.LC.FTS.B, 14.44%, 12/14/24 .. 6,507 1,125
184056676.LC.FTS.B, 15.99%, 12/14/24 .. 3,841 3,664
184105133.LC.FTS.B, 15.99%, 12/14/24 .. 9,993 9,641
184157711.LC.FTS.B, 16.19%, 12/14/24 .. 3,348 3,267
183304150.LC.FTS.B, 16.49%, 12/14/24 .. 8,849 8,653
184053243.LC.FTS.B, 17.44%, 12/14/24 .. 13,536 2,333
184078696.LC.FTS.B, 17.99%, 12/14/24 .. 7,672 7,481
184127825.LC.FTS.B, 18.44%, 12/14/24 .. 4,649 4,523
184162766.LC.FTS.B, 18.44%, 12/14/24 .. 13,182 4,890
184058193.LC.FTS.B, 18.49%, 12/14/24 .. 7,753 7,546
184111504.LC.FTS.B, 18.99%, 12/14/24 .. 9,315 9,062
184143793.LC.FTS.B, 18.99%, 12/14/24 .. 7,433 7,231
184065866.LC.FTS.B, 19.49%, 12/14/24 .. 9,331 8,886
184091538.LC.FTS.B, 19.99%, 12/14/24 .. 4,673 4,514
184106917.LC.FTS.B, 22.99%, 12/14/24 .. 9,441 9,221
184202834.LC.FTS.B, 10.49%, 12/15/24 .. 12,046 11,856
183184685.LC.FTS.B, 13.24%, 12/15/24 .. 6,122 6,029
183708997.LC.FTS.B, 13.44%, 12/15/24 .. 3,829 3,770
183869083.LC.FTS.B, 15.19%, 12/15/24 .. 7,660 7,492
184073189.LC.FTS.B, 15.19%, 12/15/24 .. 3,830 3,746
183926594.LC.FTS.B, 15.99%, 12/15/24 .. 6,480 6,342
183959795.LC.FTS.B, 15.99%, 12/15/24 .. 8,170 1,454
183753816.LC.FTS.B, 16.49%, 12/15/24 .. 15,511 15,185
184009446.LC.FTS.B, 16.49%, 12/15/24 .. 6,163 6,031
183974444.LC.FTS.B, 16.99%, 12/15/24 .. 3,870 3,789
184038361.LC.FTS.B, 18.44%, 12/15/24 .. 5,807 5,651
183717093.LC.FTS.B, 18.99%, 12/15/24 .. 5,435 5,291
183796732.LC.FTS.B, 18.99%, 12/15/24 .. 6,254 6,088
184104394.LC.FTS.B, 18.99%, 12/15/24 .. 19,407 18,885
184121922.LC.FTS.B, 18.99%, 12/15/24 .. 11,178 10,878
183776889.LC.FTS.B, 19.49%, 12/15/24 .. 7,832 7,628
184099284.LC.FTS.B, 19.49%, 12/15/24 .. 19,440 18,917
183693847.LC.FTS.B, 19.99%, 12/15/24 .. 7,873 7,667
184076230.LC.FTS.B, 21.99%, 12/15/24 .. 4,705 4,597
183398584.LC.FTS.B, 22.99%, 12/15/24 .. 3,241 3,162
184125379.LC.FTS.B, 10.34%, 12/16/24 .. 14,296 13,626
184213707.LC.FTS.B, 10.34%, 12/16/24 .. 27,088 26,667

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183978363.LC.FTS.B, 13.24%, 12/16/24 .. $ 10,688 $ 10,453
184176024.LC.FTS.B, 13.99%, 12/16/24 .. 15,253 15,014
184230024.LC.FTS.B, 15.44%, 12/16/24 .. 12,267 12,005
183602283.LC.FTS.B, 15.99%, 12/16/24 .. 19,392 18,644
183878811.LC.FTS.B, 15.99%, 12/16/24 .. 6,378 606
184116383.LC.FTS.B, 15.99%, 12/16/24 .. 8,450 8,269
184167764.LC.FTS.B, 15.99%, 12/16/24 .. 13,021 12,745
184220816.LC.FTS.B, 16.19%, 12/16/24 .. 7,659 7,485
184016559.LC.FTS.B, 16.44%, 12/16/24 .. 4,881 4,731
184121693.LC.FTS.B, 16.49%, 12/16/24 .. 7,666 7,502
184149278.LC.FTS.B, 16.49%, 12/16/24 .. 10,004 9,790
183752485.LC.FTS.B, 16.99%, 12/16/24 .. 15,418 15,087
184118078.LC.FTS.B, 17.44%, 12/16/24 .. 3,860 3,778
184233839.LC.FTS.B, 18.44%, 12/16/24 .. 7,748 7,545
184234038.LC.FTS.B, 18.44%, 12/16/24 .. 8,523 8,300
183604911.LC.FTS.B, 10.24%, 12/17/24 .. 7,093 6,870
184046212.LC.FTS.B, 11.99%, 12/17/24 .. 3,028 3,002
184250542.LC.FTS.B, 12.49%, 12/17/24 .. 6,068 5,974
184245291.LC.FTS.B, 13.19%, 12/17/24 .. 26,616 26,204
184142932.LC.FTS.B, 13.99%, 12/17/24 .. 17,541 16,721
184191218.LC.FTS.B, 13.99%, 12/17/24 .. 12,099 2,116
184235593.LC.FTS.B, 15.19%, 12/17/24 .. 1,915 1,875
184273574.LC.FTS.B, 15.44%, 12/17/24 .. 19,167 18,630
184248232.LC.FTS.B, 16.19%, 12/17/24 .. 3,843 3,762
184243930.LC.FTS.B, 16.49%, 12/17/24 .. 4,617 4,519
184125400.LC.FTS.B, 16.99%, 12/17/24 .. 13,848 13,459
183862855.LC.FTS.B, 17.44%, 12/17/24 .. 6,219 6,067
184208226.LC.FTS.B, 17.44%, 12/17/24 .. 6,189 6,062
184015727.LC.FTS.B, 18.99%, 12/17/24 .. 7,763 7,562
184246546.LC.FTS.B, 18.99%, 12/17/24 .. 15,525 15,123
184252044.LC.FTS.B, 18.99%, 12/17/24 .. 4,929 4,802
184252099.LC.FTS.B, 18.99%, 12/17/24 .. 3,881 3,781
184253714.LC.FTS.B, 19.49%, 12/17/24 .. 20,245 19,660
183943415.LC.FTS.B, 19.99%, 12/17/24 .. 11,684 11,380
184236479.LC.FTS.B, 19.99%, 12/17/24 .. 19,473 18,967
183929820.LC.FTS.B, 15.49%, 12/18/24 .. 3,858 3,779
183755503.LC.FTS.B, 18.99%, 12/18/24 .. 10,655 437
183874684.LC.FTS.B, 19.49%, 12/19/24 .. 8,636 8,417
184141340.LC.FTS.B, Zero Cpn, 12/20/24 15,163 1,428
184186523.LC.FTS.B, 9.29%, 12/20/24 ... 10,492 10,039
184135047.LC.FTS.B, 11.04%, 12/20/24 .. 27,609 20,896
184238507.LC.FTS.B, 12.49%, 12/20/24 .. 3,745 3,637
184245796.LC.FTS.B, 14.44%, 12/20/24 .. 10,662 10,314
183409645.LC.FTS.B, 14.49%, 12/20/24 .. 18,338 18,007
184051226.LC.FTS.B, 14.99%, 12/20/24 .. 26,873 25,816
183975067.LC.FTS.B, 15.49%, 12/20/24 .. 3,861 3,784
184065895.LC.FTS.B, 15.49%, 12/20/24 .. 9,202 9,011
184277567.LC.FTS.B, 15.49%, 12/20/24 .. 7,202 5,594
184235158.LC.FTS.B, 15.99%, 12/20/24 .. 5,419 624
184281222.LC.FTS.B, 15.99%, 12/20/24 .. 7,682 7,522
183474005.LC.FTS.B, 16.49%, 12/20/24 .. 8,139 7,971
184193155.LC.FTS.B, 16.49%, 12/20/24 .. 9,256 9,004
184264223.LC.FTS.B, 16.49%, 12/20/24 .. 23,509 23,020
184274458.LC.FTS.B, 18.49%, 12/20/24 .. 13,949 13,594
183828952.LC.FTS.B, 18.99%, 12/20/24 .. 5,624 5,485
184210526.LC.FTS.B, 18.99%, 12/20/24 .. 11,178 10,894
184281792.LC.FTS.B, 18.99%, 12/20/24 .. 3,881 3,783
184284744.LC.FTS.B, 18.99%, 12/20/24 .. 2,717 2,648
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183532916.LC.FTS.B, 22.99%, 12/20/24 .. $ 7,893 $ 1,012
184374598.LC.FTS.B, 12.19%, 12/21/24 .. 7,056 6,958
184409177.LC.FTS.B, 12.24%, 12/21/24 .. 15,743 15,398
184364758.LC.FTS.B, 12.49%, 12/21/24 .. 1,138 1,121
184342167.LC.FTS.B, 13.99%, 12/21/24 .. 763 748
184344324.LC.FTS.B, 14.19%, 12/21/24 .. 6,106 6,018
183895252.LC.FTS.B, 14.44%, 12/21/24 .. 11,459 10,884
184365775.LC.FTS.B, 14.49%, 12/21/24 .. 15,281 15,051
184315459.LC.FTS.B, 15.49%, 12/21/24 .. 12,260 11,795
184342759.LC.FTS.B, 15.99%, 12/21/24 .. 8,830 1,073
183948591.LC.FTS.B, 16.44%, 12/21/24 .. 13,970 13,690
184336095.LC.FTS.B, 17.44%, 12/21/24 .. 9,265 9,042
184350898.LC.FTS.B, 17.44%, 12/21/24 .. 11,581 11,302
184370090.LC.FTS.B, 17.99%, 12/21/24 .. 2,321 2,273
184253510.LC.FTS.B, 18.49%, 12/21/24 .. 14,382 11,203
184063399.LC.FTS.B, 18.99%, 12/21/24 .. 5,463 5,327
184364340.LC.FTS.B, 18.99%, 12/21/24 .. 6,475 613
184376915.LC.FTS.B, 18.99%, 12/21/24 .. 14,904 14,530
184340869.LC.FTS.B, 22.99%, 12/21/24 .. 4,091 3,991
184369171.LC.FTS.B, 12.19%, 12/22/24 .. 7,577 7,387
184320356.LC.FTS.B, 13.44%, 12/22/24 .. 7,535 7,187
184378127.LC.FTS.B, 13.99%, 12/22/24 .. 19,067 18,723
183699899.LC.FTS.B, 15.99%, 12/22/24 .. 9,075 8,507
184353845.LC.FTS.B, 15.99%, 12/22/24 .. 7,682 7,421
183856495.LC.FTS.B, 16.49%, 12/22/24 .. 6,200 6,011
183891836.LC.FTS.B, 18.99%, 12/22/24 .. 4,706 4,591
184102807.LC.FTS.B, 18.99%, 12/22/24 .. 19,408 18,945
184149207.LC.FTS.B, 18.99%, 12/22/24 .. 7,918 7,726
184394307.LC.FTS.B, 18.99%, 12/22/24 .. 3,493 3,408
184441891.LC.FTS.B, 8.99%, 12/23/24 ... 10,359 10,258
184389245.LC.FTS.B, 11.99%, 12/23/24 .. 22,713 22,212
184048740.LC.FTS.B, 12.49%, 12/23/24 .. 13,463 13,175
184408809.LC.FTS.B, 13.44%, 12/23/24 .. 11,689 11,479
184422373.LC.FTS.B, 13.99%, 12/23/24 .. 3,579 3,529
184295872.LC.FTS.B, 15.49%, 12/23/24 .. 5,069 4,970
184395760.LC.FTS.B, 15.99%, 12/23/24 .. 823 809
184439347.LC.FTS.B, 15.99%, 12/23/24 .. 1,088 1,072
184431796.LC.FTS.B, 16.44%, 12/23/24 .. 5,386 5,279
184090890.LC.FTS.B, 16.49%, 12/23/24 .. 4,613 4,522
184030866.LC.FTS.B, 16.99%, 12/23/24 .. 16,171 12,497
184389514.LC.FTS.B, 16.99%, 12/23/24 .. 7,709 7,502
184408132.LC.FTS.B, 16.99%, 12/23/24 .. 14,687 14,405
183756956.LC.FTS.B, 17.49%, 12/23/24 .. 8,495 8,326
184192472.LC.FTS.B, 17.99%, 12/23/24 .. 6,614 6,482
184435348.LC.FTS.B, 17.99%, 12/23/24 .. 3,868 3,791
183804788.LC.FTS.B, 18.99%, 12/23/24 .. 3,076 2,382
184197580.LC.FTS.B, 18.99%, 12/23/24 .. 5,620 5,486
184272023.LC.FTS.B, 19.49%, 12/23/24 .. 12,055 11,768
184367167.LC.FTS.B, 21.49%, 12/23/24 .. 5,480 5,372
184189674.LC.FTS.B, 18.44%, 12/24/24 .. 8,908 8,671
183794044.LC.FTS.B, 18.99%, 12/24/24 .. 8,952 8,737
184168561.LC.FTS.B, 21.99%, 12/24/24 .. 2,846 2,787
183961839.LC.FTS.B, 11.04%, 12/25/24 .. 6,075 5,879
183711809.LC.FTS.B, 17.49%, 12/25/24 .. 14,094 13,829
183780343.LC.FTS.B, 18.44%, 12/25/24 .. 4,184 4,061
184045620.LC.FTS.B, 18.99%, 12/25/24 .. 7,704 971
184379124.LC.FTS.B, 9.29%, 12/27/24 ... 18,737 17,792
184405061.LC.FTS.B, 11.84%, 12/27/24 .. 7,582 7,477

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184346927.LC.FTS.B, 13.24%, 12/27/24 .. $ 22,878 $ 22,086
184428613.LC.FTS.B, 13.24%, 12/27/24 .. 22,818 22,094
184447670.LC.FTS.B, 14.44%, 12/27/24 .. 7,639 7,532
184441920.LC.FTS.B, 14.99%, 12/27/24 .. 3,835 3,784
184448743.LC.FTS.B, 15.99%, 12/27/24 .. 8,603 8,438
184418501.LC.FTS.B, 16.19%, 12/27/24 .. 4,612 4,491
184454192.LC.FTS.B, 16.19%, 12/27/24 .. 6,534 6,409
184443285.LC.FTS.B, 16.49%, 12/27/24 .. 26,920 26,102
184445591.LC.FTS.B, 17.44%, 12/27/24 .. 15,442 15,145
184228216.LC.FTS.B, 18.44%, 12/27/24 .. 21,694 21,187
184457887.LC.FTS.B, 18.49%, 12/27/24 .. 9,299 9,081
184034650.LC.FTS.B, 18.99%, 12/27/24 .. 9,106 8,894
184460632.LC.FTS.B, 22.99%, 12/27/24 .. 1,338 1,312
183555873.LC.FTS.B, 16.99%, 12/28/24 .. 14,896 14,461
184068690.LC.FTS.B, 18.49%, 12/28/24 .. 7,832 7,512
183457596.LC.FTS.B, 18.99%, 12/29/24 .. 8,694 8,493
183892244.LC.FTS.B, 21.49%, 12/29/24 .. 20,480 20,080
184226087.LC.FTS.B, 15.49%, 12/30/24 .. 11,130 10,730
184373489.LC.FTS.B, 18.19%, 12/30/24 .. 2,409 2,357
184167427.LC.FTS.B, 19.99%, 12/30/24 .. 19,492 19,007
184200182.LC.FTS.B, 13.19%, 12/31/24 .. 16,668 16,293
184279960.LC.FTS.B, 13.99%, 12/31/24 .. 23,759 22,648
184087692.LC.FTS.B, 18.99%, 12/31/24 .. 18,517 18,126
184090151.LC.FTS.B, 19.99%, 12/31/24 .. 24,191 23,680
184415798.LC.FTS.B, 22.99%, 12/31/24 .. 7,849 7,692
182593987.LC.FTS.B, 14.19%, 1/01/25 ... 14,989 14,721
184378148.LC.FTS.B, 16.19%, 1/03/25 ... 5,195 5,074
184282726.LC.FTS.B, 15.19%, 1/04/25 ... 7,968 7,785
183797655.LC.FTS.B, 15.99%, 1/04/25 ... 14,372 13,942
184111598.LC.FTS.B, 22.99%, 1/05/25 ... 2,477 2,410
184412079.LC.FTS.B, 18.99%, 1/06/25 ... 8,080 7,854
183902971.LC.FTS.B, 18.49%, 1/07/25 ... 15,347 14,915
182832352.LC.FTS.B, 13.99%, 1/20/25 ... 10,787 10,283
183582737.LC.FTS.B, 18.99%, 1/25/25 ... 7,372 927
183559023.LC.FTS.B, 15.99%, 1/30/25 ... 7,666 7,480
182918515.LC.FTS.B, 15%, 3/16/25 ..... 11,421 10,853
183440797.LC.FTS.B, Zero Cpn, 3/31/25 . 35,369 3,344
183997026.LC.FTS.B, 22.99%, 4/17/25 ... 5,274 651
183992321.LC.FTS.B, 17.44%, 4/28/25 ... 31,048 29,690
183392577.LC.FTS.B, Zero Cpn, 5/04/25 . 17,822 1,689
183281940.LC.FTS.B, 22.99%, 5/31/25 ... 3,370 3,295
184177932.LC.FTS.B, Zero Cpn, 8/01/25 . 8,464 793
171045369.LC.FTS.B, 16.08%, 10/07/25 .. 6,921 6,706
171130012.LC.FTS.B, 17.3%, 10/09/25 ... 8,320 7,968
170762714.LC.FTS.B, 16.08%, 10/13/25 .. 13,842 13,379
170898869.LC.FTS.B, 18.24%, 10/18/25 .. 10,470 10,073
171643853.LC.FTS.B, 16.08%, 10/29/25 .. 7,070 6,877
171671693.LC.FTS.B, 13.33%, 11/10/25 .. 3,509 3,371
171905795.LC.FTS.B, 16.08%, 11/15/25 .. 9,370 9,082
171885695.LC.FTS.B, 18.24%, 11/17/25 .. 7,236 6,934
171893215.LC.FTS.B, 16.08%, 11/20/25 .. 14,502 10,912
171825004.LC.FTS.B, 15.4%, 11/26/25 ... 19,189 18,657
171709430.LC.FTS.B, 13.33%, 11/28/25 .. 15,360 13,906
172000836.LC.FTS.B, 15.4%, 11/28/25 ... 14,190 13,789
172876605.LC.FTS.B, 17.3%, 12/14/25 ... 8,735 8,351
172382360.LC.FTS.B, 14.02%, 12/15/25 .. 8,532 8,269
172979926.LC.FTS.B, 16.08%, 12/15/25 .. 8,365 8,116
172894773.LC.FTS.B, 15.4%, 12/18/25 ... 7,204 6,981
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
172871335.LC.FTS.B, 17.3%, 12/18/25 ... $ 25,477 $ 24,502
172960729.LC.FTS.B, 14.02%, 12/19/25 .. 15,663 14,873
172424365.LC.FTS.B, 15.4%, 12/20/25 ... 7,936 7,693
173134451.LC.FTS.B, 16.08%, 12/21/25 .. 18,043 17,502
173018414.LC.FTS.B, 13.33%, 12/22/25 .. 11,317 10,757
173075170.LC.FTS.B, 19.12%, 12/22/25 .. 8,107 7,835
172834572.LC.FTS.B, 15.4%, 12/24/25 ... 10,815 10,494
173403754.LC.FTS.B, 18.24%, 12/30/25 .. 10,399 10,082
172563412.LC.FTS.B, 16.08%, 12/31/25 .. 25,627 24,881
173277936.LC.FTS.B, 16.08%, 12/31/25 .. 29,428 28,570
173400785.LC.FTS.B, 16.08%, 12/31/25 .. 7,444 7,207
173395883.LC.FTS.B, 17.3%, 12/31/25 ... 18,542 17,473
173394313.LC.FTS.B, 16.08%, 1/04/26 ... 12,883 12,530
173423229.LC.FTS.B, 16.08%, 1/04/26 ... 14,724 14,320
173430575.LC.FTS.B, 16.08%, 1/04/26 ... 18,405 17,900
173604231.LC.FTS.B, 14.02%, 1/12/26 ... 13,065 12,017
173383392.LC.FTS.B, 15.4%, 1/12/26 ... 8,794 8,343
173663810.LC.FTS.B, 17.3%, 1/13/26 ... 6,309 6,031
173666949.LC.FTS.B, 20.74%, 1/25/26 ... 7,694 7,421
174084354.LC.FTS.B, 12.49%, 1/26/26 ... 28,719 26,827
174042657.LC.FTS.B, 13.74%, 1/26/26 ... 14,087 13,376
174224259.LC.FTS.B, 14.74%, 1/28/26 ... 18,562 18,279
173441334.LC.FTS.B, 17.3%, 1/28/26 ... 26,720 25,857
174232024.LC.FTS.B, 21.49%, 1/29/26 ... 13,707 13,544
174333350.LC.FTS.B, Zero Cpn, 2/04/26 . 6,137 2,500
174293135.LC.FTS.B, 14.74%, 2/04/26 ... 24,496 23,310
174332832.LC.FTS.B, 15.99%, 2/04/26 ... 20,655 19,901
174267823.LC.FTS.B, 16.99%, 2/04/26 ... 11,295 11,007
174354729.LC.FTS.B, 17.24%, 2/04/26 ... 15,121 14,736
174362204.LC.FTS.B, 11.99%, 2/05/26 ... 18,989 18,438
174297080.LC.FTS.B, 15.74%, 2/05/26 ... 7,488 7,276
174320226.LC.FTS.B, 16.19%, 2/05/26 ... 6,008 5,916
174102738.LC.FTS.B, 15.44%, 2/08/26 ... 6,023 5,863
174453354.LC.FTS.B, 16.74%, 2/16/26 ... 26,631 26,068
174284597.LC.FTS.B, 17.44%, 2/20/26 ... 9,558 9,364
174206502.LC.FTS.B, 17.99%, 7/04/26 ... 25,232 24,727
181324642.LC.FTS.B, 15.19%, 10/13/26 .. 25,663 23,522
182208099.LC.FTS.B, 24.99%, 10/13/26 .. 22,130 21,372
182237890.LC.FTS.B, 18.49%, 10/14/26 .. 12,990 12,184
181671017.LC.FTS.B, 19.49%, 10/14/26 .. 20,858 20,132
181681556.LC.FTS.B, 19.49%, 10/14/26 .. 13,036 12,582
182261797.LC.FTS.B, 21.99%, 10/14/26 .. 22,459 8,578
182230252.LC.FTS.B, 23.19%, 10/14/26 .. 9,232 95
182219920.LC.FTS.B, 23.99%, 10/14/26 .. 26,496 25,707
182220241.LC.FTS.B, 23.99%, 10/14/26 .. 7,500 7,280
182323369.LC.FTS.B, 23.99%, 10/14/26 .. 17,755 6,808
182281831.LC.FTS.B, 19.49%, 10/15/26 .. 16,926 16,472
182239660.LC.FTS.B, 19.99%, 10/15/26 .. 13,059 12,709
182072801.LC.FTS.B, 21.99%, 10/15/26 .. 14,571 1,760
182334335.LC.FTS.B, 23.99%, 10/15/26 .. 18,108 3,377
182100249.LC.FTS.B, 28.99%, 10/15/26 .. 8,960 8,694
182337953.LC.FTS.B, 15.19%, 10/17/26 .. 14,130 13,853
182196271.LC.FTS.B, 20.49%, 10/18/26 .. 8,721 8,490
182171506.LC.FTS.B, 21.49%, 10/18/26 .. 21,003 20,410
182350782.LC.FTS.B, 21.49%, 10/18/26 .. 22,272 21,643
182283124.LC.FTS.B, 21.99%, 10/18/26 .. 17,970 17,462
182351714.LC.FTS.B, 23.99%, 10/18/26 .. 8,824 8,572
182365065.LC.FTS.B, 23.99%, 10/18/26 .. 6,968 6,766

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
182372852.LC.FTS.B, 23.99%, 10/18/26 .. $ 17,624 $ 17,121
181832576.LC.FTS.B, 27.49%, 10/18/26 .. 22,300 21,654
182312904.LC.FTS.B, 28.99%, 10/18/26 .. 8,178 6,380
182419678.LC.FTS.B, 19.99%, 10/19/26 .. 18,873 18,373
182404645.LC.FTS.B, 20.24%, 10/19/26 .. 30,498 29,580
181963473.LC.FTS.B, 21.49%, 10/19/26 .. 10,501 10,001
182416200.LC.FTS.B, 21.49%, 10/19/26 .. 17,502 17,014
182267011.LC.FTS.B, 28.99%, 10/19/26 .. 17,919 17,331
182424479.LC.FTS.B, 28.99%, 10/19/26 .. 17,689 17,109
182447710.LC.FTS.B, 18.44%, 10/20/26 .. 16,624 16,131
182489147.LC.FTS.B, 18.99%, 10/20/26 .. 30,364 29,462
182373053.LC.FTS.B, 20.44%, 10/20/26 .. 17,439 16,987
182400546.LC.FTS.B, 20.44%, 10/20/26 .. 6,053 5,824
182279442.LC.FTS.B, 21.99%, 10/20/26 .. 21,038 20,374
182381955.LC.FTS.B, 26.99%, 10/20/26 .. 3,563 3,462
182420043.LC.FTS.B, 26.99%, 10/20/26 .. 18,023 13,978
182272740.LC.FTS.B, 28.99%, 10/20/26 .. 21,627 21,016
182329589.LC.FTS.B, 24.99%, 10/21/26 .. 7,339 7,144
182135115.LC.FTS.B, 24.99%, 10/28/26 .. 21,528 20,988
182097380.LC.FTS.B, 28.99%, 10/28/26 .. 14,173 13,697
182185437.LC.FTS.B, 19.99%, 10/29/26 .. 14,275 13,559
182184928.LC.FTS.B, 21.99%, 10/30/26 .. 18,830 18,314
182398569.LC.FTS.B, Zero Cpn, 10/31/26 22,644 2,112
181977814.LC.FTS.B, 19.49%, 10/31/26 .. 16,036 15,232
182761301.LC.FTS.B, 14.74%, 11/01/26 .. 23,039 22,450
182342567.LC.FTS.B, 16.99%, 11/01/26 .. 11,184 10,585
182782330.LC.FTS.B, 17.44%, 11/01/26 .. 17,709 17,323
182708985.LC.FTS.B, 21.99%, 11/01/26 .. 12,431 11,826
182412380.LC.FTS.B, 23.99%, 11/01/26 .. 8,756 8,429
182763696.LC.FTS.B, 23.99%, 11/01/26 .. 13,399 12,953
182663344.LC.FTS.B, 24.99%, 11/01/26 .. 16,126 15,081
182770234.LC.FTS.B, 24.99%, 11/01/26 .. 10,751 10,391
182249975.LC.FTS.B, 25.99%, 11/01/26 .. 10,920 10,554
182785608.LC.FTS.B, 15.19%, 11/02/26 .. 25,182 23,635
182425449.LC.FTS.B, 15.44%, 11/02/26 .. 13,036 12,235
182814285.LC.FTS.B, 15.44%, 11/02/26 .. 24,334 23,124
182836852.LC.FTS.B, 17.44%, 11/02/26 .. 19,689 19,242
182871113.LC.FTS.B, 21.99%, 11/02/26 .. 17,759 17,166
182798212.LC.FTS.B, 24.99%, 11/02/26 .. 10,753 10,220
182810881.LC.FTS.B, 28.99%, 11/02/26 .. 5,435 5,163
182655109.LC.FTS.B, 13.19%, 11/03/26 .. 19,829 19,475
182956146.LC.FTS.B, 13.49%, 11/03/26 .. 12,946 12,615
182715994.LC.FTS.B, 18.99%, 11/03/26 .. 10,093 9,792
182925976.LC.FTS.B, 18.99%, 11/03/26 .. 7,036 6,827
182925584.LC.FTS.B, 21.49%, 11/03/26 .. 17,731 17,146
182860477.LC.FTS.B, 21.99%, 11/03/26 .. 22,214 21,477
182864988.LC.FTS.B, 24.49%, 11/03/26 .. 17,892 17,294
182871003.LC.FTS.B, 24.99%, 11/03/26 .. 16,126 15,586
182883867.LC.FTS.B, 24.99%, 11/03/26 .. 6,271 6,061
182888667.LC.FTS.B, 24.99%, 11/03/26 .. 9,461 54
182932552.LC.FTS.B, 13.19%, 11/04/26 .. 12,927 12,702
182934282.LC.FTS.B, 15.44%, 11/04/26 .. 12,167 11,901
182296093.LC.FTS.B, 18.19%, 11/04/26 .. 5,293 5,141
182957590.LC.FTS.B, 18.99%, 11/04/26 .. 17,591 17,078
182725535.LC.FTS.B, 19.49%, 11/04/26 .. 21,186 20,573
182386753.LC.FTS.B, 23.19%, 11/04/26 .. 17,822 17,245
182841357.LC.FTS.B, 26.49%, 11/04/26 .. 17,092 16,531
181746904.LC.FTS.B, 12.99%, 11/05/26 .. 25,999 25,362
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
182986114.LC.FTS.B, 15.44%, 11/05/26 .. $ 13,036 $ 12,754
182956744.LC.FTS.B, 16.49%, 11/05/26 .. 26,167 25,293
182970406.LC.FTS.B, 16.99%, 11/05/26 .. 26,581 9,395
182845986.LC.FTS.B, 19.99%, 11/05/26 .. 7,717 7,493
182469398.LC.FTS.B, 21.99%, 11/05/26 .. 17,759 17,192
182433195.LC.FTS.B, 25.99%, 11/05/26 .. 7,906 7,650
182921955.LC.FTS.B, 28.99%, 11/05/26 .. 4,524 4,375
182842302.LC.FTS.B, Zero Cpn, 11/08/26 19,133 12,868
182998182.LC.FTS.B, 13.19%, 11/08/26 .. 8,535 8,390
182567782.LC.FTS.B, 13.74%, 11/08/26 .. 21,598 21,072
182834096.LC.FTS.B, 15.49%, 11/08/26 .. 23,430 22,907
183010490.LC.FTS.B, 16.49%, 11/08/26 .. 19,225 18,291
182873325.LC.FTS.B, 23.19%, 11/08/26 .. 8,912 8,630
182493547.LC.FTS.B, 17.49%, 11/10/26 .. 26,408 25,339
182905174.LC.FTS.B, 22.99%, 11/10/26 .. 20,882 20,248
183159318.LC.FTS.B, 15.44%, 11/12/26 .. 15,645 15,336
183128706.LC.FTS.B, 16.99%, 11/12/26 .. 8,388 8,085
183149701.LC.FTS.B, 18.49%, 11/12/26 .. 26,344 25,631
183157728.LC.FTS.B, 18.49%, 11/12/26 .. 10,962 1,304
182988585.LC.FTS.B, 19.49%, 11/12/26 .. 13,215 12,856
183139110.LC.FTS.B, 19.74%, 11/12/26 .. 30,859 29,900
183032996.LC.FTS.B, 19.99%, 11/12/26 .. 15,532 14,747
182925771.LC.FTS.B, 23.99%, 11/12/26 .. 31,265 30,084
182718150.LC.FTS.B, 24.99%, 11/12/26 .. 6,663 2,556
182931548.LC.FTS.B, 24.99%, 11/12/26 .. 9,920 9,624
182761588.LC.FTS.B, 18.49%, 11/14/26 .. 17,774 17,302
183158266.LC.FTS.B, Zero Cpn, 11/15/26 18,638 1,744
183224681.LC.FTS.B, 13.49%, 11/15/26 .. 13,809 13,481
183126500.LC.FTS.B, 16.44%, 11/15/26 .. 14,349 2,496
182911086.LC.FTS.B, 16.49%, 11/15/26 .. 26,167 24,917
183013124.LC.FTS.B, 16.99%, 11/15/26 .. 13,291 13,031
183101425.LC.FTS.B, 17.44%, 11/15/26 .. 24,502 24,011
182999628.LC.FTS.B, 17.74%, 11/15/26 .. 10,559 10,353
182975891.LC.FTS.B, 18.49%, 11/15/26 .. 12,857 12,513
182675743.LC.FTS.B, 19.49%, 11/15/26 .. 31,079 30,271
182737896.LC.FTS.B, 19.49%, 11/15/26 .. 16,908 16,462
183180134.LC.FTS.B, 19.49%, 11/15/26 .. 30,836 30,020
183015727.LC.FTS.B, 20.44%, 11/15/26 .. 13,227 12,872
182165350.LC.FTS.B, 20.99%, 11/15/26 .. 21,459 20,891
182926067.LC.FTS.B, 20.99%, 11/15/26 .. 22,382 21,789
182530390.LC.FTS.B, 21.49%, 11/15/26 .. 19,708 18,819
182810684.LC.FTS.B, 21.49%, 11/15/26 .. 17,872 17,363
183084148.LC.FTS.B, 21.49%, 11/15/26 .. 6,258 6,073
182857090.LC.FTS.B, 21.99%, 11/15/26 .. 12,973 12,595
182894263.LC.FTS.B, 22.49%, 11/15/26 .. 21,809 21,178
182379386.LC.FTS.B, 23.99%, 11/15/26 .. 19,652 19,076
182921002.LC.FTS.B, 23.99%, 11/15/26 .. 11,718 11,381
182924017.LC.FTS.B, 23.99%, 11/15/26 .. 16,637 16,158
182765403.LC.FTS.B, 24.99%, 11/15/26 .. 8,152 7,913
182946956.LC.FTS.B, 24.99%, 11/15/26 .. 17,201 16,557
182962134.LC.FTS.B, 24.99%, 11/15/26 .. 18,037 17,507
182747742.LC.FTS.B, 28.99%, 11/15/26 .. 3,441 (44)
182786114.LC.FTS.B, 28.99%, 11/15/26 .. 5,547 1,045
183159092.LC.FTS.B, 28.99%, 11/15/26 .. 6,341 6,151
183274263.LC.FTS.B, 15.44%, 11/16/26 .. 17,766 17,394
183121003.LC.FTS.B, 15.99%, 11/16/26 .. 13,061 12,440
183227368.LC.FTS.B, 16.44%, 11/16/26 .. 21,366 20,520
182977646.LC.FTS.B, 16.99%, 11/16/26 .. 26,342 25,835

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183238822.LC.FTS.B, 16.99%, 11/16/26 .. $ 20,802 $ 20,014
183295428.LC.FTS.B, 17.49%, 11/16/26 .. 11,028 10,721
183287259.LC.FTS.B, 18.19%, 11/16/26 .. 9,580 9,297
183154136.LC.FTS.B, 18.49%, 11/16/26 .. 8,781 8,550
183174334.LC.FTS.B, 19.49%, 11/16/26 .. 23,258 22,642
183200190.LC.FTS.B, 19.49%, 11/16/26 .. 5,286 5,125
182845074.LC.FTS.B, 20.99%, 11/16/26 .. 24,126 23,492
183239755.LC.FTS.B, 21.99%, 11/16/26 .. 22,198 21,560
183270410.LC.FTS.B, 21.99%, 11/16/26 .. 14,207 13,798
183263467.LC.FTS.B, 23.99%, 11/16/26 .. 9,040 7,025
183239325.LC.FTS.B, 24.99%, 11/16/26 .. 12,815 12,410
182753052.LC.FTS.B, 25.99%, 11/16/26 .. 21,562 20,928
183197788.LC.FTS.B, 25.99%, 11/16/26 .. 17,975 17,158
182897546.LC.FTS.B, 27.49%, 11/16/26 .. 22,840 22,193
183217981.LC.FTS.B, 28.99%, 11/16/26 .. 18,479 17,932
183267202.LC.FTS.B, 12.99%, 11/17/26 .. 12,864 12,540
183321499.LC.FTS.B, 16.49%, 11/17/26 .. 2,791 2,737
183340558.LC.FTS.B, 17.74%, 11/17/26 .. 28,906 28,339
183270309.LC.FTS.B, 18.99%, 11/17/26 .. 22,576 17,495
183320582.LC.FTS.B, 18.99%, 11/17/26 .. 13,994 13,598
182916807.LC.FTS.B, 19.12%, 11/17/26 .. 16,605 2,009
183205988.LC.FTS.B, 20.99%, 11/17/26 .. 31,788 24,674
183336838.LC.FTS.B, 20.99%, 11/17/26 .. 21,245 20,685
183253428.LC.FTS.B, 25.99%, 11/17/26 .. 17,969 17,450
182931056.LC.FTS.B, Zero Cpn, 11/18/26 9,152 4,060
182954228.LC.FTS.B, 13.49%, 11/18/26 .. 23,462 22,931
182922353.LC.FTS.B, 15.49%, 11/18/26 .. 30,423 29,847
183320473.LC.FTS.B, 16.49%, 11/18/26 .. 29,088 3,455
182931569.LC.FTS.B, 17.49%, 11/18/26 .. 20,303 19,927
182918122.LC.FTS.B, 17.74%, 11/18/26 .. 5,299 5,199
183371257.LC.FTS.B, 17.74%, 11/18/26 .. 26,278 25,777
182920963.LC.FTS.B, 18.99%, 11/18/26 .. 24,846 24,211
183368090.LC.FTS.B, 19.49%, 11/18/26 .. 9,691 9,443
183127870.LC.FTS.B, 21.99%, 11/18/26 .. 5,328 5,181
183287872.LC.FTS.B, 23.99%, 11/18/26 .. 10,298 10,004
183354100.LC.FTS.B, 23.99%, 11/18/26 .. 14,161 13,700
183409505.LC.FTS.B, 15.19%, 11/19/26 .. 26,098 25,623
183369624.LC.FTS.B, 16.44%, 11/19/26 .. 5,401 5,297
183394419.LC.FTS.B, 16.49%, 11/19/26 .. 4,489 3,490
183403661.LC.FTS.B, 17.74%, 11/19/26 .. 13,139 12,891
183371105.LC.FTS.B, 20.49%, 11/19/26 .. 21,015 20,489
183197708.LC.FTS.B, 21.99%, 11/19/26 .. 21,310 20,730
183146083.LC.FTS.B, 23.99%, 11/19/26 .. 17,866 17,375
183385993.LC.FTS.B, 23.99%, 11/19/26 .. 4,420 4,297
183391565.LC.FTS.B, 23.99%, 11/19/26 .. 6,066 5,897
183401161.LC.FTS.B, 23.99%, 11/19/26 .. 13,399 13,031
182894637.LC.FTS.B, 24.99%, 11/19/26 .. 22,689 22,074
183350780.LC.FTS.B, 24.99%, 11/19/26 .. 5,375 5,227
183355832.LC.FTS.B, 24.99%, 11/19/26 .. 22,397 21,779
183306891.LC.FTS.B, 25.99%, 11/19/26 .. 13,476 13,103
183005424.LC.FTS.B, 13.49%, 11/20/26 .. 12,876 2,232
182779398.LC.FTS.B, 27.99%, 11/20/26 .. 22,783 2,783
183152720.LC.FTS.B, 28.99%, 11/20/26 .. 18,245 17,732
183321695.LC.FTS.B, 21.49%, 11/21/26 .. 15,069 14,669
182999016.LC.FTS.B, 23.99%, 11/21/26 .. 31,614 30,753
183365514.LC.FTS.B, Zero Cpn, 11/22/26 6,766 2,719
183436461.LC.FTS.B, 12.74%, 11/22/26 .. 30,986 30,283
183435689.LC.FTS.B, 13.24%, 11/22/26 .. 19,802 19,352
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183333541.LC.FTS.B, 14.19%, 11/22/26 .. $ 19,036 $ 18,602
183108062.LC.FTS.B, 16.99%, 11/22/26 .. 17,475 17,151
182980965.LC.FTS.B, 17.24%, 11/22/26 .. 17,489 17,165
183417393.LC.FTS.B, 17.24%, 11/22/26 .. 20,987 20,345
183434269.LC.FTS.B, 17.24%, 11/22/26 .. 6,821 6,694
183424118.LC.FTS.B, 18.49%, 11/22/26 .. 15,806 15,414
183425358.LC.FTS.B, 18.49%, 11/22/26 .. 7,025 6,851
183430858.LC.FTS.B, 18.49%, 11/22/26 .. 10,537 10,234
182558045.LC.FTS.B, 19.49%, 11/22/26 .. 11,886 11,586
183418746.LC.FTS.B, 19.49%, 11/22/26 .. 26,430 25,772
183426724.LC.FTS.B, 21.49%, 11/22/26 .. 10,639 10,355
183434742.LC.FTS.B, 23.19%, 11/22/26 .. 7,352 7,154
182942183.LC.FTS.B, 24.99%, 11/22/26 .. 4,528 4,406
183328750.LC.FTS.B, 28.99%, 11/22/26 .. 7,054 6,860
183477091.LC.FTS.B, 13.19%, 11/23/26 .. 8,621 8,462
183306593.LC.FTS.B, 13.44%, 11/23/26 .. 18,984 18,710
183485184.LC.FTS.B, 13.99%, 11/23/26 .. 5,188 5,092
183298862.LC.FTS.B, 14.19%, 11/23/26 .. 34,699 34,221
183490789.LC.FTS.B, 14.49%, 11/23/26 .. 6,929 6,773
183000324.LC.FTS.B, 15.44%, 11/23/26 .. 5,784 5,682
183459184.LC.FTS.B, 15.44%, 11/23/26 .. 12,168 11,609
183494555.LC.FTS.B, 15.49%, 11/23/26 .. 17,754 17,291
183476845.LC.FTS.B, 16.49%, 11/23/26 .. 12,648 12,418
183505251.LC.FTS.B, 16.49%, 11/23/26 .. 8,722 8,564
183373318.LC.FTS.B, 16.99%, 11/23/26 .. 16,779 16,482
183468715.LC.FTS.B, 17.44%, 11/23/26 .. 18,222 2,212
183447586.LC.FTS.B, 17.49%, 11/23/26 .. 18,379 17,600
183425539.LC.FTS.B, 18.49%, 11/23/26 .. 15,806 15,421
183430694.LC.FTS.B, 18.49%, 11/23/26 .. 18,440 17,546
183426450.LC.FTS.B, 18.99%, 11/23/26 .. 30,785 29,786
183455680.LC.FTS.B, 20.44%, 11/23/26 .. 35,346 33,768
183434882.LC.FTS.B, 20.99%, 11/23/26 .. 20,957 15,905
183303729.LC.FTS.B, 21.99%, 11/23/26 .. 12,142 271
183430676.LC.FTS.B, 21.99%, 11/23/26 .. 20,422 19,888
183446729.LC.FTS.B, 22.49%, 11/23/26 .. 13,339 12,935
183453750.LC.FTS.B, 23.99%, 11/23/26 .. 35,731 34,644
182790988.LC.FTS.B, 24.99%, 11/23/26 .. 18,011 17,530
183407041.LC.FTS.B, 24.99%, 11/23/26 .. 2,151 2,050
183431866.LC.FTS.B, 26.49%, 11/23/26 .. 22,311 21,653
183095344.LC.FTS.B, 13.44%, 11/24/26 .. 34,517 34,033
183370137.LC.FTS.B, 16.44%, 11/24/26 .. 20,930 20,562
183490891.LC.FTS.B, 16.99%, 11/24/26 .. 707 704
183534540.LC.FTS.B, 17.24%, 11/24/26 .. 4,372 4,295
183249731.LC.FTS.B, 17.49%, 11/24/26 .. 12,182 11,944
183397042.LC.FTS.B, 17.74%, 11/24/26 .. 21,769 21,371
183545708.LC.FTS.B, 18.49%, 11/24/26 .. 15,795 15,421
183470077.LC.FTS.B, 18.99%, 11/24/26 .. 21,819 21,237
182933015.LC.FTS.B, 19.49%, 11/24/26 .. 24,668 24,082
182954964.LC.FTS.B, 19.49%, 11/24/26 .. 18,941 18,491
183384203.LC.FTS.B, 20.49%, 11/24/26 .. 13,624 13,296
183167278.LC.FTS.B, 20.99%, 11/24/26 .. 22,232 21,695
183287022.LC.FTS.B, 21.99%, 11/24/26 .. 17,761 17,309
182882013.LC.FTS.B, 24.99%, 11/24/26 .. 17,918 17,458
183497464.LC.FTS.B, 27.99%, 11/24/26 .. 1,082 1,074
183092655.LC.FTS.B, 16.99%, 11/25/26 .. 30,722 29,561
183524584.LC.FTS.B, 13.19%, 11/26/26 .. 8,612 8,491
183562559.LC.FTS.B, 15.24%, 11/26/26 .. 24,319 23,713
183499719.LC.FTS.B, 15.44%, 11/26/26 .. 13,036 12,388

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183557623.LC.FTS.B, 16.19%, 11/26/26 .. $ 13,070 $ 12,738
183499818.LC.FTS.B, 16.44%, 11/26/26 .. 34,884 33,572
183566565.LC.FTS.B, 16.49%, 11/26/26 .. 11,058 10,866
183512455.LC.FTS.B, 16.99%, 11/26/26 .. 23,262 22,447
183548843.LC.FTS.B, 17.19%, 11/26/26 .. 8,743 8,556
183549091.LC.FTS.B, 18.44%, 11/26/26 .. 8,780 8,575
183145768.LC.FTS.B, 19.49%, 11/26/26 .. 17,926 17,412
183362865.LC.FTS.B, 20.99%, 11/26/26 .. 26,722 26,102
183505272.LC.FTS.B, 21.49%, 11/26/26 .. 5,497 5,360
183520272.LC.FTS.B, 21.49%, 11/26/26 .. 19,483 18,994
183525639.LC.FTS.B, 21.99%, 11/26/26 .. 5,328 5,195
183478931.LC.FTS.B, 22.49%, 11/26/26 .. 6,092 5,939
183514721.LC.FTS.B, 22.49%, 11/26/26 .. 6,206 6,050
183421809.LC.FTS.B, 23.99%, 11/26/26 .. 37,504 549
183556398.LC.FTS.B, 23.99%, 11/26/26 .. 8,927 8,703
183390362.LC.FTS.B, 24.99%, 11/26/26 .. 10,751 10,479
183193272.LC.FTS.B, 15.44%, 11/27/26 .. 4,653 4,572
183234734.LC.FTS.B, 27.99%, 11/27/26 .. 22,235 21,673
182816829.LC.FTS.B, 21.99%, 11/28/26 .. 9,293 9,068
183541185.LC.FTS.B, 14.99%, 11/29/26 .. 35,220 33,572
183560621.LC.FTS.B, 16.99%, 11/29/26 .. 12,759 12,224
183571826.LC.FTS.B, 17.44%, 11/29/26 .. 15,173 14,664
183346627.LC.FTS.B, 17.74%, 11/29/26 .. 12,788 12,568
183447683.LC.FTS.B, 20.44%, 11/29/26 .. 17,455 17,048
183369356.LC.FTS.B, 20.99%, 11/29/26 .. 4,496 4,366
183179352.LC.FTS.B, 14.49%, 11/30/26 .. 17,707 17,023
183336844.LC.FTS.B, 14.74%, 11/30/26 .. 28,152 27,305
183304070.LC.FTS.B, 15.99%, 11/30/26 .. 32,019 31,239
183358581.LC.FTS.B, 16.49%, 11/30/26 .. 10,659 10,479
183359968.LC.FTS.B, 16.49%, 11/30/26 .. 19,274 18,926
183524280.LC.FTS.B, 16.99%, 11/30/26 .. 26,580 26,130
183649644.LC.FTS.B, 16.99%, 11/30/26 .. 9,746 9,581
183629352.LC.FTS.B, 17.74%, 11/30/26 .. 26,730 26,180
183031560.LC.FTS.B, 18.19%, 11/30/26 .. 13,962 13,455
183636681.LC.FTS.B, 18.49%, 11/30/26 .. 29,905 29,221
183180958.LC.FTS.B, 18.99%, 11/30/26 .. 10,714 10,405
183630947.LC.FTS.B, 18.99%, 11/30/26 .. 21,392 20,902
183531699.LC.FTS.B, 19.99%, 11/30/26 .. 13,409 13,101
183585512.LC.FTS.B, 19.99%, 11/30/26 .. 21,456 20,494
183610499.LC.FTS.B, 19.99%, 11/30/26 .. 21,946 8,195
183437929.LC.FTS.B, 20.49%, 11/30/26 .. 22,489 21,985
183649794.LC.FTS.B, 21.49%, 11/30/26 .. 23,432 22,866
183170401.LC.FTS.B, 21.99%, 11/30/26 .. 10,788 10,527
183265121.LC.FTS.B, 21.99%, 11/30/26 .. 29,762 3,852
183544070.LC.FTS.B, 21.99%, 11/30/26 .. 17,981 17,545
183623738.LC.FTS.B, 21.99%, 11/30/26 .. 5,302 5,173
183618524.LC.FTS.B, 22.99%, 11/30/26 .. 22,538 21,988
182592773.LC.FTS.B, 23.99%, 11/30/26 .. 9,096 8,796
183540100.LC.FTS.B, 23.99%, 11/30/26 .. 5,423 5,291
183626362.LC.FTS.B, 23.99%, 11/30/26 .. 7,316 7,142
183611465.LC.FTS.B, 24.99%, 11/30/26 .. 10,876 10,608
183633965.LC.FTS.B, 24.99%, 11/30/26 .. 5,438 5,304
183338396.LC.FTS.B, 28.99%, 11/30/26 .. 11,749 273
183472728.LC.FTS.B, 16.49%, 12/01/26 .. 5,308 5,191
183607115.LC.FTS.B, 17.24%, 12/01/26 .. 20,394 19,785
183638388.LC.FTS.B, 17.24%, 12/01/26 .. 24,828 24,282
183676944.LC.FTS.B, 17.24%, 12/01/26 .. 5,320 5,203
183667452.LC.FTS.B, 20.49%, 12/01/26 .. 13,429 13,029
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183686236.LC.FTS.B, 20.49%, 12/01/26 .. $ 17,906 $ 17,372
183333618.LC.FTS.B, 21.49%, 12/01/26 .. 9,069 8,779
183661163.LC.FTS.B, 23.19%, 12/01/26 .. 27,061 26,156
183562403.LC.FTS.B, 23.99%, 12/01/26 .. 10,641 10,283
183593989.LC.FTS.B, 27.49%, 12/01/26 .. 22,803 22,030
183067587.LC.FTS.B, 6%, 12/02/26 ..... 24,653 24,546
183768813.LC.FTS.B, 13.24%, 12/02/26 .. 13,133 12,802
183768005.LC.FTS.B, 13.74%, 12/02/26 .. 30,693 29,919
183695657.LC.FTS.B, 15.44%, 12/02/26 .. 13,226 12,938
183699303.LC.FTS.B, 17.24%, 12/02/26 .. 14,187 13,707
183683504.LC.FTS.B, 19.49%, 12/02/26 .. 9,820 9,529
183702434.LC.FTS.B, 20.49%, 12/02/26 .. 26,388 25,605
183687593.LC.FTS.B, 20.99%, 12/02/26 .. 22,693 8,246
183623497.LC.FTS.B, 13.24%, 12/03/26 .. 25,390 24,755
183499399.LC.FTS.B, 15.44%, 12/03/26 .. 10,633 10,415
183682790.LC.FTS.B, 16.44%, 12/03/26 .. 26,536 25,961
183483610.LC.FTS.B, 17.24%, 12/03/26 .. 17,246 16,800
183721314.LC.FTS.B, 17.44%, 12/03/26 .. 14,196 13,887
183651950.LC.FTS.B, 18.49%, 12/03/26 .. 19,581 19,009
183746554.LC.FTS.B, 18.49%, 12/03/26 .. 4,851 4,708
183771895.LC.FTS.B, 21.99%, 12/03/26 .. 16,183 15,653
183789584.LC.FTS.B, 21.99%, 12/03/26 .. 16,633 16,088
183868821.LC.FTS.B, 13.49%, 12/06/26 .. 26,280 25,628
183877324.LC.FTS.B, 16.49%, 12/06/26 .. 35,387 34,349
183552770.LC.FTS.B, 17.24%, 12/06/26 .. 22,168 21,692
183798352.LC.FTS.B, 17.74%, 12/06/26 .. 26,642 26,070
183799901.LC.FTS.B, 17.74%, 12/06/26 .. 8,881 8,690
183790054.LC.FTS.B, 18.49%, 12/06/26 .. 5,607 5,446
183710879.LC.FTS.B, 19.95%, 12/06/26 .. 21,453 20,832
183747630.LC.FTS.B, 20.99%, 12/06/26 .. 20,711 20,131
183788883.LC.FTS.B, 21.99%, 12/06/26 .. 21,578 20,882
183402569.LC.FTS.B, 23.99%, 12/06/26 .. 7,711 7,463
183684135.LC.FTS.B, 23.99%, 12/06/26 .. 12,588 12,178
183695174.LC.FTS.B, 23.99%, 12/06/26 .. 17,033 16,495
183788160.LC.FTS.B, 23.99%, 12/06/26 .. 9,040 8,746
183759744.LC.FTS.B, 24.99%, 12/06/26 .. 9,063 8,768
183750856.LC.FTS.B, 27.99%, 12/06/26 .. 15,054 14,564
183862022.LC.FTS.B, Zero Cpn, 12/07/26 5,976 3,602
183809680.LC.FTS.B, 17.24%, 12/07/26 .. 29,794 28,088
183882896.LC.FTS.B, 17.24%, 12/07/26 .. 15,962 15,507
183902344.LC.FTS.B, 17.49%, 12/07/26 .. 17,200 16,831
183312099.LC.FTS.B, 18.99%, 12/07/26 .. 9,983 9,658
183844253.LC.FTS.B, 18.99%, 12/07/26 .. 25,947 25,015
183415342.LC.FTS.B, 19.49%, 12/07/26 .. 26,781 25,159
183762991.LC.FTS.B, 19.49%, 12/07/26 .. 19,840 18,956
183495228.LC.FTS.B, 20.44%, 12/07/26 .. 5,369 5,193
183882038.LC.FTS.B, 20.99%, 12/07/26 .. 25,821 25,076
183719486.LC.FTS.B, 21.99%, 12/07/26 .. 17,981 16,832
183794746.LC.FTS.B, 21.99%, 12/07/26 .. 25,174 23,868
183885314.LC.FTS.B, 21.99%, 12/07/26 .. 5,394 5,222
183395168.LC.FTS.B, 23.99%, 12/07/26 .. 22,599 21,601
183867910.LC.FTS.B, 23.99%, 12/07/26 .. 13,559 13,123
183866613.LC.FTS.B, 25.99%, 12/07/26 .. 9,087 8,719
183874898.LC.FTS.B, 27.49%, 12/07/26 .. 22,375 21,643
183860801.LC.FTS.B, 28.99%, 12/07/26 .. 9,154 8,780
183885718.LC.FTS.B, 28.99%, 12/07/26 .. 6,867 6,645
183909323.LC.FTS.B, 28.99%, 12/07/26 .. 12,547 12,124
183046392.LC.FTS.B, 13.19%, 12/08/26 .. 21,884 21,522

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183492757.LC.FTS.B, 16.99%, 12/08/26 .. $ 13,029 $ 12,755
183909483.LC.FTS.B, 16.99%, 12/08/26 .. 5,304 5,146
183795795.LC.FTS.B, 17.49%, 12/08/26 .. 5,324 5,212
183949342.LC.FTS.B, 18.74%, 12/08/26 .. 8,017 7,789
183536773.LC.FTS.B, 19.74%, 12/08/26 .. 31,267 30,378
183940387.LC.FTS.B, 19.99%, 12/08/26 .. 16,092 15,634
183933487.LC.FTS.B, 23.99%, 12/08/26 .. 13,559 13,128
183999420.LC.FTS.B, 12.99%, 12/09/26 .. 34,992 34,148
183274086.LC.FTS.B, 14.44%, 12/09/26 .. 14,942 14,700
184040533.LC.FTS.B, 14.49%, 12/09/26 .. 17,582 17,156
183461812.LC.FTS.B, 16.74%, 12/09/26 .. 17,264 16,773
184027233.LC.FTS.B, 16.99%, 12/09/26 .. 17,738 563
183566597.LC.FTS.B, 17.24%, 12/09/26 .. 20,390 19,972
183576479.LC.FTS.B, 17.44%, 12/09/26 .. 21,294 20,857
183996173.LC.FTS.B, 17.44%, 12/09/26 .. 31,941 31,030
184003319.LC.FTS.B, 18.19%, 12/09/26 .. 8,893 8,647
183840027.LC.FTS.B, 21.49%, 12/09/26 .. 14,365 13,924
183987324.LC.FTS.B, 23.99%, 12/09/26 .. 14,463 14,015
183966000.LC.FTS.B, 24.99%, 12/09/26 .. 4,532 4,391
183970462.LC.FTS.B, 24.99%, 12/09/26 .. 2,719 2,634
184018293.LC.FTS.B, Zero Cpn, 12/10/26 22,706 2,143
184009395.LC.FTS.B, 9.49%, 12/10/26 ... 28,524 27,341
184012121.LC.FTS.B, 13.44%, 12/10/26 .. 16,646 16,326
183870325.LC.FTS.B, 14.19%, 12/10/26 .. 18,443 18,147
183680345.LC.FTS.B, 16.44%, 12/10/26 .. 11,499 11,266
184031238.LC.FTS.B, 16.49%, 12/10/26 .. 8,847 8,668
183129988.LC.FTS.B, 16.99%, 12/10/26 .. 15,949 15,561
183766454.LC.FTS.B, 16.99%, 12/10/26 .. 19,532 18,908
183793588.LC.FTS.B, 17.24%, 12/10/26 .. 6,222 6,099
183912771.LC.FTS.B, 19.49%, 12/10/26 .. 11,651 11,340
184036052.LC.FTS.B, 19.49%, 12/10/26 .. 22,317 21,704
184036706.LC.FTS.B, 19.49%, 12/10/26 .. 4,463 4,341
183974150.LC.FTS.B, 19.99%, 12/10/26 .. 22,400 21,799
184022156.LC.FTS.B, 20.49%, 12/10/26 .. 8,900 8,635
184017594.LC.FTS.B, 20.99%, 12/10/26 .. 14,189 13,777
184011802.LC.FTS.B, 21.49%, 12/10/26 .. 8,978 8,706
183532974.LC.FTS.B, 21.99%, 12/10/26 .. 13,605 13,083
184020224.LC.FTS.B, 23.19%, 12/10/26 .. 18,943 18,364
183611528.LC.FTS.B, 23.99%, 12/10/26 .. 26,596 25,771
184017343.LC.FTS.B, 23.99%, 12/10/26 .. 11,379 11,030
184017730.LC.FTS.B, 23.99%, 12/10/26 .. 27,119 26,287
183942336.LC.FTS.B, 24.99%, 12/10/26 .. 18,127 17,569
183970602.LC.FTS.B, 24.99%, 12/10/26 .. 10,877 10,545
184013288.LC.FTS.B, 24.99%, 12/10/26 .. 18,127 17,569
183547689.LC.FTS.B, 16.99%, 12/11/26 .. 13,394 13,138
183270743.LC.FTS.B, 21.49%, 12/11/26 .. 14,611 14,187
183205986.LC.FTS.B, 15.44%, 12/13/26 .. 8,819 8,472
183943387.LC.FTS.B, 15.44%, 12/13/26 .. 20,721 20,144
184056742.LC.FTS.B, 15.44%, 12/13/26 .. 13,226 12,964
183935167.LC.FTS.B, 16.19%, 12/13/26 .. 17,883 17,043
183965552.LC.FTS.B, 16.49%, 12/13/26 .. 13,271 13,017
183842914.LC.FTS.B, 17.44%, 12/13/26 .. 19,520 19,129
184033080.LC.FTS.B, 17.44%, 12/13/26 .. 19,435 18,783
183788093.LC.FTS.B, 17.49%, 12/13/26 .. 7,130 6,964
183731402.LC.FTS.B, 19.44%, 12/13/26 .. 14,281 13,894
184064152.LC.FTS.B, 19.49%, 12/13/26 .. 18,038 17,564
183706984.LC.FTS.B, 21.49%, 12/13/26 .. 8,529 8,274
184062734.LC.FTS.B, 21.49%, 12/13/26 .. 4,286 4,147
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183908611.LC.FTS.B, 23.99%, 12/13/26 .. $ 14,631 $ 14,192
184055849.LC.FTS.B, 23.99%, 12/13/26 .. 36,159 35,067
184039087.LC.FTS.B, 24.99%, 12/13/26 .. 8,610 8,349
184051343.LC.FTS.B, 28.99%, 12/13/26 .. 16,478 15,970
184176824.LC.FTS.B, 14.99%, 12/14/26 .. 12,327 12,034
183228318.LC.FTS.B, 15.19%, 12/14/26 .. 30,837 28,861
183578940.LC.FTS.B, 15.19%, 12/14/26 .. 11,547 11,165
184127951.LC.FTS.B, 15.44%, 12/14/26 .. 18,517 18,153
184144008.LC.FTS.B, 16.99%, 12/14/26 .. 16,302 15,949
184142978.LC.FTS.B, 17.44%, 12/14/26 .. 13,309 13,045
184109137.LC.FTS.B, 17.74%, 12/14/26 .. 13,321 12,842
183892275.LC.FTS.B, 18.44%, 12/14/26 .. 24,028 23,385
183627901.LC.FTS.B, 18.49%, 12/14/26 .. 15,131 14,483
184124998.LC.FTS.B, 18.74%, 12/14/26 .. 4,683 130
184114198.LC.FTS.B, 18.99%, 12/14/26 .. 21,839 21,254
184149526.LC.FTS.B, 19.74%, 12/14/26 .. 30,731 29,905
183841644.LC.FTS.B, 19.99%, 12/14/26 .. 11,622 11,028
184107799.LC.FTS.B, 19.99%, 12/14/26 .. 12,516 12,179
184130928.LC.FTS.B, 21.99%, 12/14/26 .. 13,486 13,087
184142290.LC.FTS.B, 21.99%, 12/14/26 .. 9,710 9,422
183623138.LC.FTS.B, 23.99%, 12/14/26 .. 10,848 10,524
184107590.LC.FTS.B, 23.99%, 12/14/26 .. 6,331 6,067
183641094.LC.FTS.B, 24.99%, 12/14/26 .. 9,064 8,796
183971412.LC.FTS.B, 28.49%, 12/14/26 .. 8,836 8,575
183916918.LC.FTS.B, 13.19%, 12/15/26 .. 20,199 19,904
184198353.LC.FTS.B, 14.01%, 12/15/26 .. 35,000 34,177
183700079.LC.FTS.B, 15.44%, 12/15/26 .. 13,478 12,848
183712326.LC.FTS.B, 15.44%, 12/15/26 .. 5,683 5,556
183687642.LC.FTS.B, 15.99%, 12/15/26 .. 20,958 20,626
184146721.LC.FTS.B, 16.44%, 12/15/26 .. 13,268 12,795
184090113.LC.FTS.B, 16.49%, 12/15/26 .. 18,578 18,215
184204044.LC.FTS.B, 16.49%, 12/15/26 .. 13,270 12,904
184199477.LC.FTS.B, 16.99%, 12/15/26 .. 3,544 3,475
183603668.LC.FTS.B, 17.19%, 12/15/26 .. 16,079 15,579
184167502.LC.FTS.B, 17.44%, 12/15/26 .. 22,780 21,966
183759828.LC.FTS.B, 18.49%, 12/15/26 .. 15,452 15,075
184108646.LC.FTS.B, 18.49%, 12/15/26 .. 7,550 7,259
183211187.LC.FTS.B, 18.99%, 12/15/26 .. 18,221 17,757
184139449.LC.FTS.B, 18.99%, 12/15/26 .. 6,418 6,248
184179384.LC.FTS.B, 18.99%, 12/15/26 .. 19,944 19,448
184170508.LC.FTS.B, 19.74%, 12/15/26 .. 26,151 25,454
183917868.LC.FTS.B, 21.49%, 12/15/26 .. 16,767 16,277
184056585.LC.FTS.B, 21.99%, 12/15/26 .. 22,477 21,819
183669687.LC.FTS.B, 23.99%, 12/15/26 .. 27,655 13,109
183758691.LC.FTS.B, 23.99%, 12/15/26 .. 5,424 5,264
184003793.LC.FTS.B, 23.99%, 12/15/26 .. 18,146 17,626
184195032.LC.FTS.B, 23.99%, 12/15/26 .. 8,226 7,983
184149742.LC.FTS.B, 26.49%, 12/15/26 .. 19,493 18,912
184041474.LC.FTS.B, 27.49%, 12/15/26 .. 22,437 21,761
183938262.LC.FTS.B, 28.99%, 12/15/26 .. 14,297 13,874
183543583.LC.FTS.B, Zero Cpn, 12/16/26 14,458 1,353
184184924.LC.FTS.B, 13.19%, 12/16/26 .. 12,256 11,782
183905553.LC.FTS.B, 13.44%, 12/16/26 .. 5,695 5,401
184144886.LC.FTS.B, 15.19%, 12/16/26 .. 24,670 24,204
184117686.LC.FTS.B, 15.49%, 12/16/26 .. 29,530 27,893
183835763.LC.FTS.B, 15.99%, 12/16/26 .. 5,327 5,185
184230527.LC.FTS.B, 16.49%, 12/16/26 .. 26,540 26,036
183805030.LC.FTS.B, 17.49%, 12/16/26 .. 24,878 23,805

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184014809.LC.FTS.B, 17.74%, 12/16/26 .. $ 28,449 $ 27,687
184233755.LC.FTS.B, 18.49%, 12/16/26 .. 10,685 10,416
183975814.LC.FTS.B, 19.99%, 12/16/26 .. 7,828 3,668
183678049.LC.FTS.B, 21.49%, 12/16/26 .. 10,888 10,579
183840993.LC.FTS.B, 21.49%, 12/16/26 .. 21,548 20,936
183590285.LC.FTS.B, 21.99%, 12/16/26 .. 18,065 17,559
184215682.LC.FTS.B, 21.99%, 12/16/26 .. 334 332
184210891.LC.FTS.B, 23.19%, 12/16/26 .. 7,216 7,010
184114543.LC.FTS.B, 23.99%, 12/16/26 .. 9,438 1,782
184185617.LC.FTS.B, 26.99%, 12/16/26 .. 8,745 8,492
184163017.LC.FTS.B, 13.19%, 12/17/26 .. 13,568 12,870
183612692.LC.FTS.B, 13.49%, 12/17/26 .. 12,267 11,986
184251419.LC.FTS.B, 14.44%, 12/17/26 .. 7,032 6,898
184223937.LC.FTS.B, 16.44%, 12/17/26 .. 17,039 13,224
183936400.LC.FTS.B, 16.99%, 12/17/26 .. 15,949 15,389
184149066.LC.FTS.B, 17.24%, 12/17/26 .. 21,281 20,880
184141163.LC.FTS.B, 17.49%, 12/17/26 .. 2,662 2,590
184248806.LC.FTS.B, 18.49%, 12/17/26 .. 24,922 24,285
184247617.LC.FTS.B, 18.99%, 12/17/26 .. 11,109 1,345
184179555.LC.FTS.B, 21.49%, 12/17/26 .. 23,682 22,996
184237123.LC.FTS.B, 21.99%, 12/17/26 .. 13,486 13,107
184251864.LC.FTS.B, 21.99%, 12/17/26 .. 8,181 7,952
183630072.LC.FTS.B, 22.49%, 12/17/26 .. 11,166 2,096
183868559.LC.FTS.B, 23.99%, 12/17/26 .. 7,232 7,027
184214073.LC.FTS.B, 27.99%, 12/17/26 .. 10,959 10,643
183656375.LC.FTS.B, 14.44%, 12/18/26 .. 6,200 5,834
183673632.LC.FTS.B, 15.44%, 12/18/26 .. 13,335 12,769
183874472.LC.FTS.B, 15.44%, 12/18/26 .. 14,170 13,335
184239360.LC.FTS.B, 17.44%, 12/18/26 .. 18,644 18,310
183852446.LC.FTS.B, 17.99%, 12/18/26 .. 14,320 13,765
184073751.LC.FTS.B, 20.49%, 12/18/26 .. 17,876 16,977
184069276.LC.FTS.B, 11.49%, 12/20/26 .. 25,306 24,885
184150686.LC.FTS.B, 13.44%, 12/20/26 .. 8,761 8,562
184154990.LC.FTS.B, 14.44%, 12/20/26 .. 6,592 6,496
183930981.LC.FTS.B, 15.44%, 12/20/26 .. 11,777 8,958
184082880.LC.FTS.B, 15.44%, 12/20/26 .. 7,936 7,596
184158631.LC.FTS.B, 15.44%, 12/20/26 .. 18,466 17,437
183456635.LC.FTS.B, 16.44%, 12/20/26 .. 17,936 13,692
183618465.LC.FTS.B, 16.49%, 12/20/26 .. 26,605 25,478
183977917.LC.FTS.B, 16.49%, 12/20/26 .. 22,185 20,878
184254098.LC.FTS.B, 16.99%, 12/20/26 .. 10,178 1,803
184270452.LC.FTS.B, 16.99%, 12/20/26 .. 10,632 10,436
184280067.LC.FTS.B, 16.99%, 12/20/26 .. 13,808 13,550
184104646.LC.FTS.B, 17.44%, 12/20/26 .. 16,858 16,545
184283202.LC.FTS.B, 19.49%, 12/20/26 .. 7,142 6,961
183546115.LC.FTS.B, 19.73%, 12/20/26 .. 14,653 14,299
183946773.LC.FTS.B, 21.49%, 12/20/26 .. 16,312 15,869
184059193.LC.FTS.B, 21.99%, 12/20/26 .. 19,529 18,996
184102080.LC.FTS.B, 23.99%, 12/20/26 .. 8,136 7,909
184274221.LC.FTS.B, 23.99%, 12/20/26 .. 27,711 5,185
184276958.LC.FTS.B, 23.99%, 12/20/26 .. 13,559 13,182
184283247.LC.FTS.B, 12.74%, 12/21/26 .. 18,357 17,957
184382909.LC.FTS.B, 12.99%, 12/21/26 .. 17,496 17,102
184262437.LC.FTS.B, 14.19%, 12/21/26 .. 19,321 18,092
183704686.LC.FTS.B, 15.44%, 12/21/26 .. 11,804 8,907
184358802.LC.FTS.B, 15.49%, 12/21/26 .. 8,378 8,157
184130767.LC.FTS.B, 16.44%, 12/21/26 .. 18,575 17,705
184309308.LC.FTS.B, 17.24%, 12/21/26 .. 13,251 12,831
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184365323.LC.FTS.B, 18.74%, 12/21/26 .. $ 17,815 $ 17,370
184325410.LC.FTS.B, 18.99%, 12/21/26 .. 4,279 4,137
183919301.LC.FTS.B, 19.99%, 12/21/26 .. 11,627 11,343
183877158.LC.FTS.B, 20.44%, 12/21/26 .. 13,564 13,233
184032290.LC.FTS.B, 20.99%, 12/21/26 .. 18,318 17,212
184358622.LC.FTS.B, 21.99%, 12/21/26 .. 11,238 10,932
184356206.LC.FTS.B, 22.99%, 12/21/26 .. 9,436 4,478
184040777.LC.FTS.B, 23.99%, 12/21/26 .. 9,040 8,791
184377785.LC.FTS.B, 23.99%, 12/21/26 .. 9,144 7,128
184343324.LC.FTS.B, 24.49%, 12/21/26 .. 18,514 3,508
184352640.LC.FTS.B, 26.99%, 12/21/26 .. 22,774 22,047
184066327.LC.FTS.B, 14.19%, 12/22/26 .. 12,295 12,124
184190300.LC.FTS.B, 16.49%, 12/22/26 .. 9,908 9,449
183529593.LC.FTS.B, 17.49%, 12/22/26 .. 15,796 15,387
183888494.LC.FTS.B, 17.99%, 12/22/26 .. 8,165 8,024
183804040.LC.FTS.B, 21.49%, 12/22/26 .. 28,224 5,248
183801317.LC.FTS.B, 23.99%, 12/22/26 .. 27,430 26,712
184397264.LC.FTS.B, 23.99%, 12/22/26 .. 13,568 13,214
184035152.LC.FTS.B, Zero Cpn, 12/23/26 6,921 652
184277120.LC.FTS.B, 13.44%, 12/23/26 .. 8,772 8,655
184471382.LC.FTS.B, 13.49%, 12/23/26 .. 3,505 3,428
183921890.LC.FTS.B, 15.44%, 12/23/26 .. 9,841 435
184367892.LC.FTS.B, 15.44%, 12/23/26 .. 14,990 14,483
184224030.LC.FTS.B, 15.49%, 12/23/26 .. 17,682 17,235
183877346.LC.FTS.B, 15.99%, 12/23/26 .. 30,915 30,374
184421299.LC.FTS.B, 16.74%, 12/23/26 .. 6,640 6,524
183436430.LC.FTS.B, 16.99%, 12/23/26 .. 31,116 30,593
184427346.LC.FTS.B, 19.74%, 12/23/26 .. 25,014 24,411
183726564.LC.FTS.B, 21.49%, 12/23/26 .. 18,536 14,472
184087392.LC.FTS.B, 21.49%, 12/23/26 .. 18,082 17,309
184321733.LC.FTS.B, 23.99%, 12/23/26 .. 22,599 22,004
184451850.LC.FTS.B, 23.99%, 12/23/26 .. 18,079 17,604
184033253.LC.FTS.B, 28.99%, 12/23/26 .. 8,355 8,142
183835670.LC.FTS.B, 16.99%, 12/24/26 .. 27,790 27,090
184033235.LC.FTS.B, 24.99%, 12/24/26 .. 21,987 21,424
184030029.LC.FTS.B, 18.49%, 12/25/26 .. 23,301 2,913
184005719.LC.FTS.B, 20.44%, 12/25/26 .. 12,071 11,783
184029176.LC.FTS.B, 21.99%, 12/25/26 .. 8,254 1,588
184009581.LC.FTS.B, 22.99%, 12/25/26 .. 31,830 31,013
184409698.LC.FTS.B, 21.99%, 12/26/26 .. 18,017 17,570
184404343.LC.FTS.B, 13.24%, 12/27/26 .. 35,021 34,263
184378888.LC.FTS.B, 19.49%, 12/27/26 .. 19,639 19,179
184283871.LC.FTS.B, 21.99%, 12/27/26 .. 17,981 17,526
184469259.LC.FTS.B, 22.49%, 12/27/26 .. 20,257 19,743
184445530.LC.FTS.B, 22.99%, 12/27/26 .. 18,334 17,790
184275242.LC.FTS.B, 23.99%, 12/27/26 .. 18,079 17,618
184454459.LC.FTS.B, 24.99%, 12/27/26 .. 6,798 6,623
184249796.LC.FTS.B, 15.44%, 12/28/26 .. 14,193 13,971
184172800.LC.FTS.B, 16.44%, 12/28/26 .. 11,579 11,107
184029644.LC.FTS.B, 17.49%, 12/28/26 .. 26,816 26,394
184211532.LC.FTS.B, 21.99%, 12/28/26 .. 31,744 30,982
184068437.LC.FTS.B, 23.99%, 12/28/26 .. 16,451 16,045
183866022.LC.FTS.B, 24.99%, 12/28/26 .. 8,896 8,633
184075164.LC.FTS.B, 17.74%, 12/29/26 .. 28,305 27,840
183775899.LC.FTS.B, 18.99%, 12/29/26 .. 17,351 16,643
184016257.LC.FTS.B, 18.99%, 12/29/26 .. 9,114 8,818
182785786.LC.FTS.B, Zero Cpn, 12/30/26 18,799 1,744
184298012.LC.FTS.B, 18.74%, 12/30/26 .. 5,264 5,147

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184273228.LC.FTS.B, 21.99%, 12/30/26 .. $ 13,755 $ 13,408
184473440.LC.FTS.B, 28.99%, 12/30/26 .. 18,455 18,009
184248952.LC.FTS.B, 13.19%, 12/31/26 .. 12,863 2,273
184195348.LC.FTS.B, 16.49%, 12/31/26 .. 9,946 9,676
184286578.LC.FTS.B, 17.49%, 1/01/27 ... 19,919 19,357
184283229.LC.FTS.B, 19.44%, 1/01/27 ... 13,654 12,885
184061839.LC.FTS.B, 21.49%, 1/01/27 ... 13,718 12,944
184379539.LC.FTS.B, 12.19%, 1/02/27 ... 26,629 25,457
183767102.LC.FTS.B, 19.99%, 1/02/27 ... 19,955 19,455
184927724.LC.FTS.B, 22.49%, 1/11/27 ... 20,956 20,237
184934200.LC.FTS.B, 23.49%, 1/11/27 ... 27,401 26,344
184505766.LC.FTS.B, 23.99%, 1/11/27 ... 25,147 23,555
184924956.LC.FTS.B, 24.99%, 1/16/27 ... 18,323 17,718
183894941.LC.FTS.B, 23.99%, 1/22/27 ... 18,326 17,850
183653450.LC.FTS.B, 23.99%, 1/25/27 ... 15,547 15,136
182729893.LC.FTS.B, 15%, 5/10/27 ..... 18,439 17,545
182308436.LC.FTS.B, 23.99%, 5/14/27 ... 22,861 8,708
183252907.LC.FTS.B, 16.49%, 5/17/27 ... 13,507 13,165
183359589.LC.FTS.B, 21.99%, 5/27/27 ... 14,014 320
183529769.LC.FTS.B, 23.99%, 5/29/27 ... 29,453 3,766
184016592.LC.FTS.B, 15%, 5/30/27 ..... 31,928 31,443
15,468,257
Prosper Funding LLC
1613529.PS.FTS.B, 14.89%, 8/11/24 .... 5,634 5,426
1613502.PS.FTS.B, 15.1%, 8/11/24 ..... 3,246 3,126
1606783.PS.FTS.B, 17%, 8/11/24 ....... 2,067 2,011
1613478.PS.FTS.B, 17.9%, 8/11/24 ..... 7,403 7,193
1613526.PS.FTS.B, 19.1%, 8/11/24 ..... 6,770 6,554
1604114.PS.FTS.B, 12.5%, 8/12/24 ..... 13,096 12,657
1607545.PS.FTS.B, 12.7%, 8/12/24 ..... 9,832 9,502
1607185.PS.FTS.B, 17.1%, 8/12/24 ..... 4,022 3,910
1603763.PS.FTS.B, 19.8%, 8/12/24 ..... 10,189 9,904
1613868.PS.FTS.B, 19.8%, 8/12/24 ..... 6,792 6,602
1607575.PS.FTS.B, 20%, 8/12/24 ....... 3,399 3,304
1603826.PS.FTS.B, 20.9%, 8/12/24 ..... 1,366 1,327
1603754.PS.FTS.B, 21.49%, 8/12/24 .... 6,848 6,631
1614891.PS.FTS.B, 16.7%, 8/13/24 ..... 3,345 3,223
1604669.PS.FTS.B, 19.8%, 8/13/24 ..... 1,359 1,316
1614984.PS.FTS.B, 19.8%, 8/13/24 ..... 1,359 1,316
1615005.PS.FTS.B, 20.1%, 8/13/24 ..... 5,442 5,292
1615146.PS.FTS.B, 20.8%, 8/13/24 ..... 1,364 1,327
1608406.PS.FTS.B, 18.11%, 8/15/24 .... 13,496 12,982
1605407.PS.FTS.B, 18%, 8/16/24 ....... 4,040 3,936
1605017.PS.FTS.B, 19%, 8/16/24 ....... 9,626 2,397
1605440.PS.FTS.B, 19.8%, 8/16/24 ..... 3,396 3,308
1609840.PS.FTS.B, 15.9%, 8/17/24 ..... 4,997 4,823
1616559.PS.FTS.B, 17%, 8/17/24 ....... 3,190 3,108
1606436.PS.FTS.B, 28.64%, 8/17/24 .... 3,538 3,629
1614285.PS.FTS.B, 18.2%, 8/18/24 ..... 4,516 –
1608077.PS.FTS.B, 12.8%, 8/19/24 ..... 231 229
1611376.PS.FTS.B, 12.8%, 8/19/24 ..... 13,116 12,699
1611391.PS.FTS.B, 14.2%, 8/19/24 ..... 9,325 9,024
1608574.PS.FTS.B, 20.1%, 8/21/24 ..... 1,425 1,406
1610068.PS.FTS.B, 20%, 8/22/24 ....... 3,411 3,312
1618998.PS.FTS.B, 12.79%, 8/23/24 .... 22,952 22,216
1609553.PS.FTS.B, 14.89%, 8/24/24 .... 2,899 2,838
1610348.PS.FTS.B, 16%, 8/24/24 ....... 1,436 347
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1620645.PS.FTS.B, 16.6%, 8/25/24 ..... $ 4,012 $ 3,884
1610723.PS.FTS.B, 16.9%, 8/25/24 ..... 4,018 3,890
1614574.PS.FTS.B, 27.56%, 8/26/24 .... 7,043 6,929
1615534.PS.FTS.B, 15.9%, 8/27/24 ..... 1,092 1,061
1611857.PS.FTS.B, 16.4%, 8/27/24 ..... 4,164 4,035
1616371.PS.FTS.B, 15.8%, 8/30/24 ..... 14,340 –
1606394.PS.FTS.B, 20.9%, 9/15/24 ..... 5,696 5,515
1618596.PS.FTS.B, 14.7%, 9/16/24 ..... 4,874 4,694
1633506.PS.FTS.B, 12.2%, 9/20/24 ..... 8,159 7,895
1612025.PS.FTS.B, 15.6%, 9/20/24 ..... 2,341 2,264
1623956.PS.FTS.B, 12.3%, 9/21/24 ..... 4,286 4,148
1634463.PS.FTS.B, 13.05%, 9/21/24 .... 1,365 1,321
1623944.PS.FTS.B, 13.36%, 9/21/24 .... 11,623 11,250
1634445.PS.FTS.B, 13.9%, 9/21/24 ..... 23,991 23,220
1627612.PS.FTS.B, 15.1%, 9/21/24 ..... 3,447 3,326
1627369.PS.FTS.B, 15.4%, 9/21/24 ..... 17,257 16,651
1634439.PS.FTS.B, 16.57%, 9/21/24 .... 3,470 3,348
1634433.PS.FTS.B, 17.05%, 9/21/24 .... 7,957 7,676
1623947.PS.FTS.B, 17.8%, 9/21/24 ..... 8,206 –
1627600.PS.FTS.B, 18.41%, 9/21/24 .... 5,534 5,339
1635159.PS.FTS.B, 11.89%, 9/22/24 .... 12,403 10,219
1635285.PS.FTS.B, 13.36%, 9/22/24 .... 15,770 15,282
1624496.PS.FTS.B, 13.7%, 9/22/24 ..... 3,424 3,315
1635147.PS.FTS.B, 16%, 9/22/24 ....... 6,922 6,681
1624508.PS.FTS.B, 18.41%, 9/22/24 .... 3,500 3,377
1624730.PS.FTS.B, 18.41%, 9/22/24 .... 4,199 4,053
1635003.PS.FTS.B, 20.01%, 9/22/24 .... 4,230 4,121
1625036.PS.FTS.B, 23.54%, 9/22/24 .... 7,159 7,034
1628974.PS.FTS.B, 11.6%, 9/23/24 ..... 8,136 7,878
1628788.PS.FTS.B, 18.5%, 9/23/24 ..... 1,388 1,352
1625759.PS.FTS.B, 13.8%, 9/24/24 ..... 17,014 16,481
1625753.PS.FTS.B, 14.7%, 9/24/24 ..... 3,445 3,323
1625561.PS.FTS.B, 16%, 9/24/24 ....... 2,769 2,675
1636923.PS.FTS.B, 18.04%, 9/24/24 .... 3,681 3,610
1636929.PS.FTS.B, 18.41%, 9/24/24 .... 6,999 6,760
1636593.PS.FTS.B, 18.5%, 9/24/24 ..... 1,435 1,396
1626248.PS.FTS.B, 19.6%, 9/24/24 ..... 7,758 7,541
1634235.PS.FTS.B, 14.89%, 9/25/24 .... 3,451 3,325
1630810.PS.FTS.B, 14.79%, 9/27/24 .... 17,855 17,268
1637601.PS.FTS.B, 15.4%, 9/27/24 ..... 17,215 16,648
1627211.PS.FTS.B, 18.41%, 9/27/24 .... 8,123 7,855
1630558.PS.FTS.B, 19.56%, 9/27/24 .... 4,372 4,271
1628129.PS.FTS.B, 13.05%, 9/28/24 .... 4,253 4,174
1630930.PS.FTS.B, 13.2%, 9/28/24 ..... 2,837 2,785
1631206.PS.FTS.B, 13.66%, 9/28/24 .... 4,264 4,187
1631650.PS.FTS.B, 14.39%, 9/28/24 .... 7,130 6,991
1638459.PS.FTS.B, 15.4%, 9/28/24 ..... 3,706 895
1638273.PS.FTS.B, 16.43%, 9/28/24 .... 4,675 4,592
1627844.PS.FTS.B, 16.61%, 9/28/24 .... 3,599 3,535
1630852.PS.FTS.B, 18.11%, 9/28/24 .... 8,575 8,434
1637628.PS.FTS.B, 24.5%, 9/28/24 ..... 7,434 7,484
1632436.PS.FTS.B, 15%, 9/29/24 ....... 5,004 4,911
1629230.PS.FTS.B, 14.49%, 9/30/24 .... 24,964 24,801
1639314.PS.FTS.B, 14.56%, 9/30/24 .... 7,135 7,015
1630058.PS.FTS.B, 19.3%, 10/01/24 .... 3,301 3,161
1624058.PS.FTS.B, 12.9%, 10/04/24 .... 7,132 6,900
1640814.PS.FTS.B, 13.87%, 10/04/24 ... 9,604 9,190
1632605.PS.FTS.B, 13.5%, 10/06/24 .... 5,682 5,476

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1645020.PS.FTS.B, 11.86%, 10/08/24 .... $ 10,577 $ 10,198
1634696.PS.FTS.B, 13.66%, 10/08/24 ... 4,975 4,797
1638691.PS.FTS.B, 11.6%, 10/12/24 .... 17,608 16,995
1639798.PS.FTS.B, 14.56%, 10/13/24 ... 8,278 7,991
1645047.PS.FTS.B, 13.05%, 10/14/24 ... 6,233 6,049
1655031.PS.FTS.B, 26.51%, 10/26/24 ... 3,747 3,676
1645625.PS.FTS.B, 13.7%, 10/27/24 .... 7,366 7,137
1655424.PS.FTS.B, 16.43%, 10/27/24 ... 6,255 6,039
1655751.PS.FTS.B, 17.96%, 10/27/24 ... 3,745 3,616
1656195.PS.FTS.B, 12.3%, 10/28/24 .... 10,621 10,412
1646078.PS.FTS.B, 12.43%, 10/28/24 ... 8,807 8,637
1649509.PS.FTS.B, 13.59%, 10/28/24 ... 16,628 8,941
1656237.PS.FTS.B, 13.68%, 10/28/24 ... 2,578 2,522
1646105.PS.FTS.B, 15.19%, 10/28/24 ... 3,289 3,252
1649647.PS.FTS.B, 15.29%, 10/28/24 ... 8,155 7,988
1646081.PS.FTS.B, 16.43%, 10/28/24 ... 9,681 9,492
1649827.PS.FTS.B, 17%, 10/28/24 ...... 3,704 3,664
1646261.PS.FTS.B, 18.26%, 10/28/24 ... 20,699 20,325
1657158.PS.FTS.B, 10.8%, 10/29/24 .... 5,824 5,704
1657215.PS.FTS.B, 14.6%, 10/29/24 .... 1,689 1,656
1649938.PS.FTS.B, 15.4%, 10/29/24 .... 4,450 4,361
1650670.PS.FTS.B, 16.3%, 10/29/24 .... 1,489 1,473
1647092.PS.FTS.B, 16.9%, 10/29/24 .... 26,110 25,620
1656627.PS.FTS.B, 17%, 10/29/24 ...... 12,687 12,559
1657275.PS.FTS.B, 18.37%, 10/29/24 ... 10,504 10,409
1657020.PS.FTS.B, 19.58%, 10/29/24 ... 15,869 15,695
1647332.PS.FTS.B, 22.6%, 10/29/24 .... 1,525 1,528
1652014.PS.FTS.B, 13.36%, 11/02/24 .... 5,000 4,813
1651813.PS.FTS.B, 17.93%, 11/02/24 .... 13,473 12,913
1648529.PS.FTS.B, 19.5%, 11/02/24 .... 1,499 1,465
1648733.PS.FTS.B, 21.2%, 11/02/24 .... 26,521 25,316
1659915.PS.FTS.B, 14.49%, 11/03/24 .... 11,079 10,584
1652476.PS.FTS.B, 17%, 11/03/24 ...... 4,475 4,292
1651427.PS.FTS.B, 10.5%, 11/05/24 .... 2,180 2,101
1654330.PS.FTS.B, 11.4%, 11/05/24 ..... 3,647 3,514
1654084.PS.FTS.B, 13.4%, 11/05/24 .... 2,942 2,813
1660992.PS.FTS.B, 15.2%, 11/05/24 .... 14,856 14,209
1651250.PS.FTS.B, 16.83%, 11/05/24 .... 8,944 8,587
1652180.PS.FTS.B, 12.1%, 11/08/24 .... 18,236 17,582
1664829.PS.FTS.B, 12.95%, 11/08/24 .... 8,214 7,865
1658140.PS.FTS.B, 13.9%, 11/08/24 .... 3,684 3,527
1664856.PS.FTS.B, 15.4%, 11/08/24 .... 4,758 4,575
1664862.PS.FTS.B, 15.4%, 11/08/24 .... 255 256
1652378.PS.FTS.B, 18.7%, 11/08/24 .... 18,768 18,045
1652381.PS.FTS.B, 18.9%, 11/08/24 .... 18,897 18,124
1652924.PS.FTS.B, 12.5%, 11/09/24 .... 10,991 10,599
1665921.PS.FTS.B, 13.4%, 11/09/24 .... 4,045 3,873
1666290.PS.FTS.B, 13.4%, 11/09/24 .... 3,261 779
1665951.PS.FTS.B, 14.52%, 11/09/24 .... 1,625 1,567
1652942.PS.FTS.B, 14.6%, 11/09/24 .... 2,956 2,830
1665984.PS.FTS.B, 14.63%, 11/09/24 .... 13,190 12,721
1659109.PS.FTS.B, 15.1%, 11/09/24 .... 5,923 5,672
1665879.PS.FTS.B, 15.1%, 11/09/24 .... 7,169 6,866
1652945.PS.FTS.B, 17.54%, 11/09/24 .... 1,868 1,798
1659139.PS.FTS.B, 18.41%, 11/09/24 .... 5,924 5,672
1666908.PS.FTS.B, 11.7%, 11/10/24 ..... 7,304 7,045
1654091.PS.FTS.B, 15.9%, 11/10/24 .... 5,588 5,349
1648630.PS.FTS.B, 22.6%, 11/10/24 .... 3,460 3,371
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1655651.PS.FTS.B, 12.87%, 11/15/24 .... $ 2,202 $ 2,126
1662703.PS.FTS.B, 16%, 11/15/24 ...... 7,463 7,163
1669260.PS.FTS.B, 18.7%, 11/15/24 .... 1,737 –
1651004.PS.FTS.B, 16.6%, 11/19/24 .... 9,001 8,599
1663073.PS.FTS.B, 18.41%, 11/29/24 .... 3,873 3,800
1651826.PS.FTS.B, 11.7%, 12/02/24 .... 11,465 11,065
1685280.PS.FTS.B, 12.3%, 12/14/24 .... 13,642 13,177
1672676.PS.FTS.B, 14%, 12/14/24 ...... 3,813 3,656
1672346.PS.FTS.B, 14.89%, 12/14/24 ... 15,301 14,670
1672340.PS.FTS.B, 15.1%, 12/14/24 .... 16,844 16,149
1678417.PS.FTS.B, 20.46%, 12/14/24 ... 6,240 6,006
1685958.PS.FTS.B, 11.4%, 12/15/24 .... 3,743 3,617
1672952.PS.FTS.B, 12%, 12/15/24 ...... 1,914 1,851
1672970.PS.FTS.B, 13.5%, 12/15/24 .... 6,851 6,619
1685973.PS.FTS.B, 16%, 12/15/24 ...... 5,377 5,157
1673021.PS.FTS.B, 17.1%, 12/15/24 .... 7,711 7,427
1686549.PS.FTS.B, 13%, 12/16/24 ...... 6,839 6,609
1687008.PS.FTS.B, 19%, 12/16/24 ...... 11,844 11,412
1674656.PS.FTS.B, 10.89%, 12/17/24 ... 11,309 10,932
1680451.PS.FTS.B, 12.3%, 12/17/24 .... 1,478 1,430
1687644.PS.FTS.B, 12.55%, 12/17/24 ... 2,276 2,200
1674668.PS.FTS.B, 12.65%, 12/17/24 ... 7,589 7,336
1674647.PS.FTS.B, 13.1%, 12/17/24 .... 7,378 7,084
1680760.PS.FTS.B, 19.91%, 12/17/24 ... 1,557 1,501
1685979.PS.FTS.B, 13.7%, 12/18/24 .... 7,628 7,316
1681975.PS.FTS.B, 24.51%, 12/21/24 ... 3,953 3,839
1676825.PS.FTS.B, 12.2%, 12/22/24 .... 18,940 18,333
1691055.PS.FTS.B, 14.79%, 12/23/24 ... 6,501 6,254
1684660.PS.FTS.B, 20.79%, 12/24/24 ... 7,663 7,415
1687806.PS.FTS.B, 14.7%, 12/31/24 .... 11,922 11,444
1692690.PS.FTS.B, 19.1%, 1/02/25 ..... 1,604 1,551
1603442.PS.FTS.B, 18.2%, 7/11/25 ..... 6,426 3,751
1649219.PS.FTS.B, 17%, 10/03/25 ...... 3,592 1,997
1613484.PS.FTS.B, 16.93%, 8/11/26 .... 21,810 20,770
1613481.PS.FTS.B, 19.78%, 8/11/26 .... 12,687 12,118
1604105.PS.FTS.B, 13.74%, 8/12/26 .... 24,713 23,788
1614300.PS.FTS.B, 13.8%, 8/12/26 ..... 26,111 25,163
1613874.PS.FTS.B, 15.2%, 8/12/26 ..... 8,293 7,901
1614279.PS.FTS.B, 15.9%, 8/12/26 ..... 7,903 7,529
1614306.PS.FTS.B, 18.5%, 8/12/26 ..... 16,826 16,083
1613892.PS.FTS.B, 19.18%, 8/12/26 .... 5,345 5,125
1603802.PS.FTS.B, 20.3%, 8/12/26 ..... 8,476 8,100
1607554.PS.FTS.B, 20.9%, 8/12/26 ..... 7,222 6,901
1603823.PS.FTS.B, 28.4%, 8/12/26 ..... 1,748 1,694
1608010.PS.FTS.B, 12.5%, 8/13/26 ..... 8,788 441
1614717.PS.FTS.B, 12.5%, 8/13/26 ..... 2,414 2,360
1608121.PS.FTS.B, 12.7%, 8/13/26 ..... 16,129 15,528
1608082.PS.FTS.B, 12.8%, 8/13/26 ..... 12,302 11,845
1607971.PS.FTS.B, 13.7%, 8/13/26 ..... 4,949 4,765
1607647.PS.FTS.B, 15%, 8/13/26 ....... 6,628 6,317
1604489.PS.FTS.B, 15.1%, 8/13/26 ..... 13,677 13,035
1608142.PS.FTS.B, 15.29%, 8/13/26 .... 13,405 –
1615164.PS.FTS.B, 17%, 8/13/26 ....... 8,407 8,044
1614735.PS.FTS.B, 18.73%, 8/13/26 .... 10,105 9,629
1604672.PS.FTS.B, 20%, 8/13/26 ....... 4,295 2,495
1608397.PS.FTS.B, 20.3%, 8/13/26 ..... 7,357 7,054
1614804.PS.FTS.B, 20.7%, 8/13/26 ..... 4,479 138
1614957.PS.FTS.B, 23.59%, 8/13/26 .... 9,149 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1614738.PS.FTS.B, 23.83%, 8/13/26 .... $ 6,552 $ 6,323
1604936.PS.FTS.B, 25%, 8/13/26 ....... 1,727 1,676
1607854.PS.FTS.B, 25.48%, 8/13/26 .... 2,077 2,006
1607977.PS.FTS.B, 25.48%, 8/13/26 .... 3,892 3,777
1604924.PS.FTS.B, 28.4%, 8/13/26 ..... 5,681 5,510
1604606.PS.FTS.B, 29.74%, 8/13/26 .... 8,780 8,513
1605023.PS.FTS.B, 14.2%, 8/16/26 ..... 16,510 15,907
1608934.PS.FTS.B, 16.6%, 8/16/26 ..... 16,689 15,922
1605623.PS.FTS.B, 16.64%, 8/16/26 .... 10,015 9,555
1608826.PS.FTS.B, 16.93%, 8/16/26 .... 13,649 11,068
1608526.PS.FTS.B, 19.78%, 8/16/26 .... 6,767 6,480
1616271.PS.FTS.B, 12.5%, 8/17/26 ..... 9,828 9,469
1609138.PS.FTS.B, 16.18%, 8/17/26 .... 12,493 12,040
1609525.PS.FTS.B, 17%, 8/17/26 ....... 5,656 5,421
1616670.PS.FTS.B, 21.64%, 8/17/26 .... 2,694 357
1611388.PS.FTS.B, 15.8%, 8/19/26 ..... 21,472 20,527
1611682.PS.FTS.B, 13.3%, 8/20/26 ..... 5,535 5,339
1608338.PS.FTS.B, 15.5%, 8/20/26 ..... 7,608 6,145
1618482.PS.FTS.B, 15.5%, 8/20/26 ..... 4,982 4,760
1612375.PS.FTS.B, 14.29%, 8/23/26 .... 8,258 7,900
1609286.PS.FTS.B, 15.2%, 8/23/26 ..... 3,044 2,920
1619205.PS.FTS.B, 16%, 8/23/26 ....... 6,627 6,345
1610333.PS.FTS.B, 14.39%, 8/24/26 .... 3,305 3,162
1613140.PS.FTS.B, 14.7%, 8/24/26 ..... 8,274 7,925
1620525.PS.FTS.B, 16.4%, 8/24/26 ..... 5,002 4,791
1606978.PS.FTS.B, 13.3%, 8/25/26 ..... 11,207 10,788
1610477.PS.FTS.B, 20.5%, 8/25/26 ..... 21,208 20,934
1606780.PS.FTS.B, 29.08%, 8/25/26 .... 6,220 6,001
1622217.PS.FTS.B, 16.7%, 8/27/26 ..... 5,142 4,876
1622412.PS.FTS.B, 18.3%, 8/27/26 ..... 6,350 –
1613495.PS.FTS.B, 16.7%, 8/31/26 ..... 21,225 20,631
1625707.PS.FTS.B, 11.7%, 9/16/26 ..... 24,890 23,978
1626049.PS.FTS.B, 15.18%, 9/17/26 .... 20,632 19,880
1633221.PS.FTS.B, 18.13%, 9/17/26 .... 29,866 28,483
1632897.PS.FTS.B, 18.48%, 9/17/26 .... 17,068 16,365
1627039.PS.FTS.B, 12.7%, 9/20/26 ..... 3,333 3,214
1627618.PS.FTS.B, 11.79%, 9/21/26 .... 9,130 8,806
1634841.PS.FTS.B, 11.79%, 9/21/26 .... 9,960 9,606
1634442.PS.FTS.B, 13.93%, 9/21/26 .... 7,958 7,675
1634613.PS.FTS.B, 14.39%, 9/21/26 .... 8,177 7,889
1627615.PS.FTS.B, 14.7%, 9/21/26 ..... 4,202 4,017
1624370.PS.FTS.B, 16.18%, 9/21/26 .... 11,416 10,911
1634844.PS.FTS.B, 20.08%, 9/21/26 .... 20,294 –
1628728.PS.FTS.B, 12.5%, 9/22/26 ..... 5,828 5,622
1628431.PS.FTS.B, 16.64%, 9/22/26 .... 9,743 9,315
1628947.PS.FTS.B, 12.5%, 9/23/26 ..... 9,158 8,837
1635732.PS.FTS.B, 12.7%, 9/23/26 ..... 10,833 10,453
1635660.PS.FTS.B, 12.87%, 9/23/26 .... 8,339 8,047
1625255.PS.FTS.B, 13.2%, 9/23/26 ..... 6,681 6,447
1636926.PS.FTS.B, 11.6%, 9/24/26 ..... 9,537 9,204
1636920.PS.FTS.B, 12.62%, 9/24/26 .... 2,949 2,919
1625639.PS.FTS.B, 12.7%, 9/24/26 ..... 10,309 9,950
1629340.PS.FTS.B, 12.9%, 9/24/26 ..... 5,724 5,526
1636638.PS.FTS.B, 13.96%, 9/24/26 .... 29,324 28,301
1636506.PS.FTS.B, 15.18%, 9/24/26 .... 13,474 13,004
1637322.PS.FTS.B, 12.4%, 9/27/26 ..... 8,460 8,171
1630456.PS.FTS.B, 12.76%, 9/27/26 .... 12,709 12,274
1630462.PS.FTS.B, 13.5%, 9/27/26 ..... 1,046 1,016
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1630438.PS.FTS.B, 15.29%, 9/27/26 .... $ 8,557 $ 8,197
1630432.PS.FTS.B, 15.9%, 9/27/26 ..... 10,292 9,859
1624379.PS.FTS.B, 16.2%, 9/28/26 ..... 27,061 25,866
1635144.PS.FTS.B, 16.18%, 10/01/26 ... 12,946 12,365
1627061.PS.FTS.B, 19.5%, 10/01/26 .... 21,362 20,634
1624733.PS.FTS.B, 16.33%, 10/05/26 ... 5,618 5,366
1636347.PS.FTS.B, 12.9%, 10/17/26 .... 21,720 20,983
1630162.PS.FTS.B, 16.33%, 10/23/26 ... 21,882 17,673
1655004.PS.FTS.B, 18.33%, 10/26/26 ... 17,310 16,628
1655010.PS.FTS.B, 19%, 10/26/26 ...... 5,821 5,592
1648657.PS.FTS.B, 10.4%, 10/27/26 .... 12,799 12,367
1648981.PS.FTS.B, 10.7%, 10/27/26 .... 20,503 19,811
1645613.PS.FTS.B, 12.62%, 10/27/26 ... 11,616 11,224
1655382.PS.FTS.B, 12.8%, 10/27/26 .... 30,136 29,120
1655400.PS.FTS.B, 13.7%, 10/27/26 .... 5,183 4,963
1648636.PS.FTS.B, 15.2%, 10/27/26 .... 1,737 1,663
1655421.PS.FTS.B, 15.29%, 10/27/26 ... 13,219 3,082
1645256.PS.FTS.B, 16.33%, 10/27/26 ... 6,975 6,678
1645280.PS.FTS.B, 18.78%, 10/27/26 ... 18,022 17,321
1648987.PS.FTS.B, 23.13%, 10/27/26 ... 6,239 6,091
1645934.PS.FTS.B, 10.5%, 10/28/26 .... 6,829 6,663
1656219.PS.FTS.B, 10.5%, 10/28/26 .... 8,552 8,350
1649521.PS.FTS.B, 13.4%, 10/28/26 .... 9,123 8,797
1649530.PS.FTS.B, 13.5%, 10/28/26 .... 6,055 5,869
1649821.PS.FTS.B, 13.66%, 10/28/26 ... 9,586 9,273
1646327.PS.FTS.B, 13.8%, 10/28/26 .... 17,284 16,762
1649653.PS.FTS.B, 14.7%, 10/28/26 .... 5,809 5,637
1646096.PS.FTS.B, 15.1%, 10/28/26 .... 5,209 5,057
1646336.PS.FTS.B, 16.33%, 10/28/26 ... 17,439 16,946
1656207.PS.FTS.B, 23.64%, 10/28/26 ... 22,175 21,308
1649542.PS.FTS.B, 27.27%, 10/28/26 ... 2,752 2,659
1646984.PS.FTS.B, 10.08%, 10/29/26 ... 10,227 9,977
1656930.PS.FTS.B, 10.5%, 10/29/26 .... 4,268 4,165
1657014.PS.FTS.B, 10.5%, 10/29/26 .... 29,876 29,156
1657425.PS.FTS.B, 11.4%, 10/29/26 .... 1,326 1,333
1657254.PS.FTS.B, 11.79%, 10/29/26 .... 30,023 29,331
1650649.PS.FTS.B, 13.8%, 10/29/26 .... 6,762 6,479
1657059.PS.FTS.B, 17%, 10/29/26 ...... 13,983 13,658
1650463.PS.FTS.B, 18.25%, 10/29/26 ... 8,419 8,094
1650634.PS.FTS.B, 23.3%, 10/29/26 .... 3,388 3,194
1657476.PS.FTS.B, 13.8%, 11/01/26 .... 12,957 12,288
1658550.PS.FTS.B, 9.45%, 11/02/26 .... 12,748 12,256
1649888.PS.FTS.B, 11.2%, 11/03/26 ..... 20,534 19,745
1651424.PS.FTS.B, 10.8%, 11/05/26 .... 10,252 9,862
1646087.PS.FTS.B, 11.43%, 11/05/26 .... 7,731 7,484
1651418.PS.FTS.B, 11.6%, 11/05/26 ..... 1,714 1,649
1650998.PS.FTS.B, 12.7%, 11/05/26 .... 12,905 12,415
1661079.PS.FTS.B, 15.1%, 11/05/26 .... 23,430 22,250
1654321.PS.FTS.B, 16%, 11/05/26 ...... 9,575 9,077
1661406.PS.FTS.B, 16.7%, 11/05/26 .... 12,206 11,569
1660986.PS.FTS.B, 16.8%, 11/05/26 .... 21,821 20,720
1648294.PS.FTS.B, 17.84%, 11/05/26 .... 13,146 12,578
1661409.PS.FTS.B, 21.18%, 11/05/26 .... 7,525 7,127
1654327.PS.FTS.B, 22.55%, 11/05/26 .... 7,129 6,808
1651841.PS.FTS.B, 15.4%, 11/08/26 .... 4,778 4,542
1665054.PS.FTS.B, 16.93%, 11/08/26 .... 21,045 20,005
1658554.PS.FTS.B, 18.48%, 11/08/26 .... 7,573 1,055
1659238.PS.FTS.B, 10.8%, 11/09/26 .... 6,407 6,170

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1653053.PS.FTS.B, 11.55%, 11/09/26 .... $ 5,997 $ 5,775
1665906.PS.FTS.B, 11.7%, 11/09/26 ..... 6,858 6,603
1665897.PS.FTS.B, 11.89%, 11/09/26 .... 7,291 7,021
1652894.PS.FTS.B, 12.7%, 11/09/26 .... 8,246 7,945
1658878.PS.FTS.B, 12.98%, 11/09/26 .... 21,531 20,732
1652888.PS.FTS.B, 13.03%, 11/09/26 .... 8,614 8,294
1665885.PS.FTS.B, 13.7%, 11/09/26 .... 21,597 20,546
1658887.PS.FTS.B, 13.8%, 11/09/26 .... 12,865 12,236
1659130.PS.FTS.B, 15.18%, 11/09/26 .... 12,152 11,557
1652711.PS.FTS.B, 16.2%, 11/09/26 ..... 10,888 10,343
1665696.PS.FTS.B, 19%, 11/09/26 ...... 14,067 13,357
1659106.PS.FTS.B, 22.55%, 11/09/26 .... 7,556 7,266
1665942.PS.FTS.B, 24.63%, 11/09/26 .... 12,085 11,566
1658902.PS.FTS.B, 25.9%, 11/09/26 .... 1,632 1,570
1659562.PS.FTS.B, 26.43%, 11/09/26 .... 13,485 12,955
1654496.PS.FTS.B, 11.79%, 11/10/26 .... 8,575 8,259
1667139.PS.FTS.B, 14.38%, 11/10/26 .... 14,715 14,171
1660783.PS.FTS.B, 11.7%, 11/12/26 ..... 15,429 14,867
1661254.PS.FTS.B, 21%, 11/12/26 ...... 6,194 5,969
1668165.PS.FTS.B, 22.6%, 11/12/26 .... 4,446 4,283
1653277.PS.FTS.B, 13.8%, 11/13/26 .... 20,818 19,770
1668453.PS.FTS.B, 9.62%, 11/15/26 .... 11,100 10,715
1651010.PS.FTS.B, 10.8%, 11/15/26 .... 12,779 12,294
1656380.PS.FTS.B, 10.9%, 11/15/26 .... 6,837 6,593
1658161.PS.FTS.B, 13.3%, 11/15/26 .... 7,353 6,993
1653980.PS.FTS.B, 13.7%, 11/15/26 .... 13,006 12,377
1654759.PS.FTS.B, 11.89%, 11/19/26 .... 4,333 4,172
1660438.PS.FTS.B, 16%, 11/19/26 ...... 4,374 4,148
1672608.PS.FTS.B, 16%, 11/19/26 ...... 5,223 4,988
1659127.PS.FTS.B, 16.8%, 11/20/26 .... 17,565 16,708
1645619.PS.FTS.B, 18.78%, 11/20/26 .... 11,595 11,076
1659142.PS.FTS.B, 14.6%, 11/21/26 .... 6,975 6,635
1656341.PS.FTS.B, 15.29%, 11/26/26 .... 14,445 13,771
1667304.PS.FTS.B, 13.48%, 12/05/26 ... 30,198 29,084
1678408.PS.FTS.B, 10.5%, 12/14/26 .... 5,581 5,459
1672670.PS.FTS.B, 12%, 12/14/26 ...... 6,103 5,889
1685286.PS.FTS.B, 12.5%, 12/14/26 .... 6,113 5,899
1672652.PS.FTS.B, 12.7%, 12/14/26 .... 21,847 21,083
1678405.PS.FTS.B, 13.8%, 12/14/26 .... 13,156 12,539
1672658.PS.FTS.B, 18.4%, 12/14/26 .... 10,677 10,146
1672667.PS.FTS.B, 18.78%, 12/14/26 ... 10,510 9,988
1685589.PS.FTS.B, 22.8%, 12/14/26 .... 11,165 10,649
1679083.PS.FTS.B, 10.5%, 12/15/26 .... 17,347 16,745
1679092.PS.FTS.B, 11.79%, 12/15/26 .... 8,729 8,437
1679473.PS.FTS.B, 14.68%, 12/15/26 ... 17,591 16,980
1679077.PS.FTS.B, 15.12%, 12/15/26 ... 17,616 16,795
1685964.PS.FTS.B, 15.29%, 12/15/26 ... 17,625 16,804
1672958.PS.FTS.B, 16.9%, 12/15/26 .... 7,278 1,816
1672964.PS.FTS.B, 28.23%, 12/15/26 ... 9,136 8,778
1680130.PS.FTS.B, 13.4%, 12/16/26 .... 8,759 8,457
1680172.PS.FTS.B, 13.4%, 12/16/26 .... 10,511 10,026
1679950.PS.FTS.B, 15.24%, 12/16/26 ... 10,573 10,085
1679650.PS.FTS.B, 15.9%, 12/16/26 .... 4,415 4,211
1687065.PS.FTS.B, 16.4%, 12/16/26 .... 16,873 16,106
1680709.PS.FTS.B, 10.5%, 12/17/26 .... 17,347 16,752
1687677.PS.FTS.B, 18.4%, 12/17/26 .... 17,794 16,938
1674683.PS.FTS.B, 19%, 12/17/26 ...... 7,130 6,787
1680733.PS.FTS.B, 26.5%, 12/17/26 .... 7,277 7,004
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1681081.PS.FTS.B, 11.33%, 12/20/26 .... $ 8,264 $ 7,986
1681270.PS.FTS.B, 13.08%, 12/20/26 ... 6,125 5,919
1679071.PS.FTS.B, 14.7%, 12/20/26 .... 22,041 21,032
1681027.PS.FTS.B, 25.9%, 12/20/26 .... 5,233 4,485
1683070.PS.FTS.B, 26.4%, 12/22/26 .... 13,642 13,172
1677662.PS.FTS.B, 18.25%, 12/23/26 ... 19,565 18,683
1680442.PS.FTS.B, 9.71%, 12/31/26 .... 17,654 17,098
1681514.PS.FTS.B, 15.2%, 12/31/26 .... 10,720 10,174
1645011.PS.FTS.B, 11.7%, 9/22/27 ...... 36,959 15,130
3,375,545
Upgrade, Inc.
24817129.UG.FTS.B, 25.26%, 12/02/22 .. 232 233
24861750.UG.FTS.B, 25.26%, 12/02/22 .. 121 61
24806209.UG.FTS.B, 24.99%, 12/03/22 .. 3,407 3,420
24869155.UG.FTS.B, 21.38%, 12/04/22 .. 221 222
24956265.UG.FTS.B, 24.99%, 12/04/22 .. 462 464
24767095.UG.FTS.B, 25.26%, 12/04/22 .. 148 148
24953277.UG.FTS.B, 30.12%, 12/05/22 .. 209 16
24945411.UG.FTS.B, 19.99%, 12/06/22 .. 181 182
25021464.UG.FTS.B, 19.99%, 12/09/22 .. 1,251 490
25016399.UG.FTS.B, 24.29%, 12/10/22 .. 539 214
25087726.UG.FTS.B, 25.26%, 12/10/22 .. 272 273
24556463.UG.FTS.B, 24.99%, 12/11/22 .. 771 776
25141055.UG.FTS.B, 25.26%, 12/11/22 .. 4,575 4,619
25004891.UG.FTS.B, 25.26%, 12/12/22 .. 271 273
25179690.UG.FTS.B, 25.26%, 12/12/22 .. 155 156
25157726.UG.FTS.B, 25.26%, 12/13/22 .. 387 390
25083869.UG.FTS.B, 19.99%, 12/14/22 .. 400 402
25276940.UG.FTS.B, 19.99%, 12/17/22 .. 337 338
25320800.UG.FTS.B, 24.29%, 12/17/22 .. 76 77
25223499.UG.FTS.B, 25.26%, 12/18/22 .. 359 363
25338572.UG.FTS.B, 30.51%, 12/19/22 .. 591 599
25438817.UG.FTS.B, 23.3%, 12/20/22 ... 113 114
25347475.UG.FTS.B, 25.26%, 12/20/22 .. 928 938
25406339.UG.FTS.B, 30.12%, 12/20/22 .. 82 83
25805026.UG.FTS.B, 30.51%, 12/21/22 .. 440 449
25481004.UG.FTS.B, 19.99%, 12/23/22 .. 145 146
25418308.UG.FTS.B, 25.26%, 12/23/22 .. 248 251
25472752.UG.FTS.B, 25.26%, 12/23/22 .. 77 78
25466421.UG.FTS.B, 30.51%, 12/23/22 .. 82 84
25515345.UG.FTS.B, 25.26%, 12/24/22 .. 1,628 1,651
25521488.UG.FTS.B, 30.51%, 12/24/22 .. 123 126
25485430.UG.FTS.B, 30.51%, 12/26/22 .. 1,019 1,044
25657936.UG.FTS.B, 22.34%, 12/30/22 .. 68 68
25621764.UG.FTS.B, 24.29%, 12/30/22 .. 153 154
25024829.UG.FTS.B, 25.26%, 12/31/22 .. 2,773 (21)
25392723.UG.FTS.B, 25.26%, 12/31/22 .. 3,535 557
25514664.UG.FTS.B, 30.51%, 1/01/23 ... 133 135
25516664.UG.FTS.B, 25.26%, 1/02/23 ... 230 231
25718462.UG.FTS.B, 14.99%, 1/03/23 ... 203 204
25688752.UG.FTS.B, 24.29%, 1/07/23 ... 1,038 1,043
25598205.UG.FTS.B, 25.26%, 1/07/23 ... 115 116
25801571.UG.FTS.B, 25.26%, 1/07/23 ... 574 579
25832795.UG.FTS.B, 25.26%, 1/14/23 ... 402 406
25610639.UG.FTS.B, 25.26%, 1/15/23 ... 119 120
25770271.UG.FTS.B, 25.26%, 1/15/23 ... 640 643
25776610.UG.FTS.B, 25.26%, 1/17/23 ... 974 985

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. (continued)
23553668.UG.FTS.B, 29.69%, 10/15/24 .. $ 6,923 $ 7,356
23793303.UG.FTS.B, 27.74%, 10/22/24 .. 13,719 14,285
23546722.UG.FTS.B, 29.69%, 10/22/24 .. 10,384 11,070
23816823.UG.FTS.B, 25.82%, 10/24/24 .. 8,321 8,735
24174311.UG.FTS.B, 29.69%, 11/05/24 .. 23,794 22,571
24254995.UG.FTS.B, 29.69%, 11/14/24 .. 16,357 16,611
24485661.UG.FTS.B, 29.69%, 11/18/24 .. 18,080 18,859
24557579.UG.FTS.B, 26.77%, 11/19/24 .. 11,088 11,475
24631334.UG.FTS.B, 29.69%, 11/21/24 .. 14,904 15,809
24909623.UG.FTS.B, 27.74%, 12/02/24 .. 21,013 21,943
24677388.UG.FTS.B, 29.69%, 12/06/24 .. 8,713 9,036
24350035.UG.FTS.B, 28.99%, 12/10/24 .. 8,201 8,653
24672526.UG.FTS.B, 29.69%, 12/11/24 .. 18,347 19,346
24959142.UG.FTS.B, 29.69%, 12/15/24 .. 15,083 15,616
25367605.UG.FTS.B, 25.82%, 12/18/24 .. 21,421 (372)
25312483.UG.FTS.B, 29.69%, 12/18/24 .. 11,046 11,487
24451345.UG.FTS.B, 25.82%, 12/31/24 .. 12,824 13,305
25843226.UG.FTS.B, 28.99%, 1/07/25 ... 13,418 14,120
24414523.UG.FTS.B, 28.71%, 1/15/25 ... 10,611 10,750
25708036.UG.FTS.B, 29.69%, 1/20/25 ... 23,601 22,526
23760968.UG.FTS.B, 25.26%, 10/07/27 .. 43 18
23489281.UG.FTS.B, 18.46%, 10/15/27 .. 114 25
23552749.UG.FTS.B, 24.29%, 10/15/27 .. 76 6
23485455.UG.FTS.B, 30.51%, 10/15/27 .. 511 235
23594637.UG.FTS.B, 25.26%, 10/16/27 .. 535 540
23605321.UG.FTS.B, 25.26%, 10/16/27 .. 576 580
23630190.UG.FTS.B, 25.26%, 10/17/27 .. 1 1
22941021.UG.FTS.B, 25.26%, 10/18/27 .. 2 2
23493641.UG.FTS.B, 14.99%, 10/21/27 .. 9 9
23730847.UG.FTS.B, 25.26%, 10/21/27 .. 68 68
23782613.UG.FTS.B, 25.26%, 10/22/27 .. 195 196
23577000.UG.FTS.B, 25.26%, 10/23/27 .. 5,287 5,358
23691875.UG.FTS.B, 25.26%, 10/23/27 .. – –
23832122.UG.FTS.B, 25.26%, 10/24/27 .. 983 990
23843578.UG.FTS.B, 25.26%, 10/24/27 .. 478 48
23543933.UG.FTS.B, 25.26%, 10/31/27 .. 4,579 4,642
23649728.UG.FTS.B, 23.3%, 11/01/27 ... 121 121
23738963.UG.FTS.B, 25.26%, 11/01/27 .. 98 98
23743020.UG.FTS.B, 25.26%, 11/02/27 .. 317 178
23593658.UG.FTS.B, 24.99%, 11/03/27 .. 1,666 1,677
23806327.UG.FTS.B, 25.26%, 11/04/27 .. 39 3
24201399.UG.FTS.B, 25.26%, 11/06/27 .. 122 23
24237195.UG.FTS.B, 30.51%, 11/07/27 .. 2,564 2,626
23865227.UG.FTS.B, 25.26%, 11/14/27 .. 1,190 1,196
24385036.UG.FTS.B, 25.26%, 11/15/27 .. 729 431
24177734.UG.FTS.B, 25.26%, 11/18/27 .. 606 609
24561375.UG.FTS.B, 25.26%, 11/19/27 .. 586 590
24603049.UG.FTS.B, 23.3%, 11/20/27 ... 38 38
23753978.UG.FTS.B, 25.26%, 11/20/27 .. 1,926 1,950
24265697.UG.FTS.B, 25.26%, 11/21/27 .. 1,234 329
24557481.UG.FTS.B, 25.26%, 11/21/27 .. 54 54
24679045.UG.FTS.B, 23.3%, 11/22/27 ... 1,127 1,133
24647910.UG.FTS.B, 22.34%, 11/25/27 .. 376 379
24598359.UG.FTS.B, 25.26%, 11/25/27 .. 262 266
24682587.UG.FTS.B, 25.26%, 11/25/27 .. 465 470
24697392.UG.FTS.B, 25.26%, 11/25/27 .. 157 159
24614060.UG.FTS.B, 25.26%, 11/26/27 .. 153 154
24789598.UG.FTS.B, 25.26%, 11/27/27 .. 1,078 1,087
Description
Principal
Amount Value
Upgrade, Inc. (continued)
24463019.UG.FTS.B, 22.34%, 11/28/27 .. $ 1,662 $ 155
24382106.UG.FTS.B, 25.26%, 11/28/27 .. 4,008 4,076
24773171.UG.FTS.B, 23.3%, 11/29/27 ... 973 980
328,581
Upgrade, Inc. - Card
991188689.UG.FTS.B, 27.99%, 1/20/23 .. – –
991132246.UG.FTS.B, 29.48%, 4/18/23 .. 26 25
991072879.UG.FTS.B, Zero Cpn, 10/20/23 379 26
990915742.UG.FTS.B, 29.49%, 10/21/23 . 36 36
990925943.UG.FTS.B, 29.49%, 10/21/23 . – –
990984188.UG.FTS.B, 28.48%, 10/22/23 . 157 157
991018485.UG.FTS.B, 29.49%, 10/22/23 . 35 35
991023326.UG.FTS.B, Zero Cpn, 11/08/23 160 11
991203811.UG.FTS.B, Zero Cpn, 11/08/23 28 2
991016928.UG.FTS.B, 15.49%, 11/08/23 . 312 307
991024355.UG.FTS.B, 18.71%, 11/08/23 . 170 167
991205630.UG.FTS.B, 18.71%, 11/08/23 . 34 3
991036581.UG.FTS.B, 21.48%, 11/08/23 . 7 7
991083189.UG.FTS.B, 25.45%, 11/08/23 . 133 130
991014733.UG.FTS.B, 26.44%, 11/08/23 . 56 55
991008863.UG.FTS.B, 28.48%, 11/08/23 . 119 30
991024591.UG.FTS.B, 28.48%, 11/08/23 . 3 3
991084429.UG.FTS.B, 28.48%, 11/08/23 . 93 92
991191742.UG.FTS.B, 28.48%, 11/08/23 . 119 32
991204964.UG.FTS.B, 28.48%, 11/08/23 . – –
991008836.UG.FTS.B, 29.49%, 11/08/23 . 562 561
991012781.UG.FTS.B, 29.49%, 11/08/23 . 38 38
991016192.UG.FTS.B, 29.49%, 11/08/23 . 28 (1)
991019090.UG.FTS.B, 29.49%, 11/08/23 . 107 105
991019637.UG.FTS.B, 29.49%, 11/08/23 . 132 132
991036352.UG.FTS.B, 29.49%, 11/08/23 . 548 543
991042660.UG.FTS.B, 29.49%, 11/08/23 . 712 190
991044888.UG.FTS.B, 29.49%, 11/08/23 . 96 94
991124803.UG.FTS.B, 29.49%, 11/08/23 . 180 177
991136290.UG.FTS.B, 29.49%, 11/08/23 . 118 8
991205666.UG.FTS.B, 29.49%, 11/08/23 . 23 3
991205924.UG.FTS.B, 29.49%, 11/08/23 . 32 31
991216040.UG.FTS.B, 15.47%, 11/09/23 . 866 870
991016366.UG.FTS.B, 16.49%, 11/09/23 . 606 597
991018942.UG.FTS.B, 17.49%, 11/09/23 . 184 181
991142960.UG.FTS.B, 19.96%, 11/09/23 . 309 308
991216115.UG.FTS.B, 19.96%, 11/09/23 . – –
991018978.UG.FTS.B, 20.47%, 11/09/23 . 801 792
991205449.UG.FTS.B, 20.47%, 11/09/23 . 49 48
991189579.UG.FTS.B, 20.96%, 11/09/23 . 33 33
991015928.UG.FTS.B, 28.48%, 11/09/23 . 69 70
991018613.UG.FTS.B, 28.48%, 11/09/23 . 91 91
991026488.UG.FTS.B, 28.48%, 11/09/23 . 169 (5)
991187584.UG.FTS.B, 28.48%, 11/09/23 . 201 28
991210304.UG.FTS.B, 28.48%, 11/09/23 . 71 71
991218450.UG.FTS.B, 28.48%, 11/09/23 . 420 425
991021226.UG.FTS.B, 29.48%, 11/09/23 . 274 273
991023990.UG.FTS.B, 29.48%, 11/09/23 . 147 147
991025120.UG.FTS.B, 29.48%, 11/09/23 . 210 212
991039402.UG.FTS.B, 29.48%, 11/09/23 . 26 26
991043854.UG.FTS.B, 29.48%, 11/09/23 . 60 61
991203796.UG.FTS.B, 29.48%, 11/09/23 . 11 11

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991018932.UG.FTS.B, 29.49%, 11/09/23 . $ 496 $ 493
991019302.UG.FTS.B, 29.49%, 11/09/23 . 19 19
991020417.UG.FTS.B, 29.49%, 11/09/23 . 162 160
991021901.UG.FTS.B, 29.49%, 11/09/23 . 209 213
991022040.UG.FTS.B, 29.49%, 11/09/23 . 147 35
991025480.UG.FTS.B, 29.49%, 11/09/23 . 104 103
991025530.UG.FTS.B, 29.49%, 11/09/23 . 13 12
991032018.UG.FTS.B, 29.49%, 11/09/23 . 101 101
991035358.UG.FTS.B, 29.49%, 11/09/23 . 49 48
991035968.UG.FTS.B, 29.49%, 11/09/23 . 94 96
991045091.UG.FTS.B, 29.49%, 11/09/23 . 58 59
991047307.UG.FTS.B, 29.49%, 11/09/23 . 19 18
991050282.UG.FTS.B, 29.49%, 11/09/23 . 74 76
991086005.UG.FTS.B, 29.49%, 11/09/23 . 62 62
991160522.UG.FTS.B, 29.49%, 11/09/23 . 129 127
991162392.UG.FTS.B, 29.49%, 11/09/23 . 54 55
991172845.UG.FTS.B, 29.49%, 11/09/23 . 9 9
991202489.UG.FTS.B, 29.49%, 11/09/23 . 107 107
991206693.UG.FTS.B, 29.49%, 11/09/23 . 31 31
991206820.UG.FTS.B, 29.49%, 11/09/23 . 174 (8)
991215292.UG.FTS.B, 29.49%, 11/09/23 . 85 86
991216518.UG.FTS.B, 29.49%, 11/09/23 . 29 29
991030277.UG.FTS.B, Zero Cpn, 11/10/23 568 39
991070494.UG.FTS.B, Zero Cpn, 11/10/23 886 62
991199599.UG.FTS.B, Zero Cpn, 11/10/23 112 8
991212362.UG.FTS.B, Zero Cpn, 11/10/23 54 4
991021402.UG.FTS.B, 15.47%, 11/10/23 . 38 39
991023400.UG.FTS.B, 16.49%, 11/10/23 . 394 387
991062680.UG.FTS.B, 18.96%, 11/10/23 . 129 127
991019746.UG.FTS.B, 19.3%, 11/10/23 .. 141 139
991022143.UG.FTS.B, 19.96%, 11/10/23 . 333 328
991025634.UG.FTS.B, 19.96%, 11/10/23 . 114 114
991077436.UG.FTS.B, 19.96%, 11/10/23 . – –
991219263.UG.FTS.B, 19.96%, 11/10/23 . – –
991024000.UG.FTS.B, 21.47%, 11/10/23 . 621 609
991024114.UG.FTS.B, 21.47%, 11/10/23 . – –
991025899.UG.FTS.B, 21.47%, 11/10/23 . 490 482
991023566.UG.FTS.B, 21.48%, 11/10/23 . – –
991216376.UG.FTS.B, 21.48%, 11/10/23 . 118 118
991225070.UG.FTS.B, 22.47%, 11/10/23 . 89 87
991034169.UG.FTS.B, 23.45%, 11/10/23 . 16 16
991045741.UG.FTS.B, 23.45%, 11/10/23 . 143 140
991051732.UG.FTS.B, 23.45%, 11/10/23 . 98 98
991087286.UG.FTS.B, 23.45%, 11/10/23 . 624 612
991107974.UG.FTS.B, 23.45%, 11/10/23 . 59 58
991217504.UG.FTS.B, 25.45%, 11/10/23 . 162 161
991045793.UG.FTS.B, 26.44%, 11/10/23 . 508 495
991106609.UG.FTS.B, 28.48%, 11/10/23 . 279 278
991211370.UG.FTS.B, 28.48%, 11/10/23 . 81 81
991217060.UG.FTS.B, 28.48%, 11/10/23 . 127 126
991038313.UG.FTS.B, 29.48%, 11/10/23 . 99 100
991045101.UG.FTS.B, 29.48%, 11/10/23 . 242 35
991045681.UG.FTS.B, 29.48%, 11/10/23 . 637 88
991145486.UG.FTS.B, 29.48%, 11/10/23 . 149 20
991165319.UG.FTS.B, 29.48%, 11/10/23 . 94 94
991024808.UG.FTS.B, 29.49%, 11/10/23 . 72 73
991026295.UG.FTS.B, 29.49%, 11/10/23 . 90 91
991037375.UG.FTS.B, 29.49%, 11/10/23 . 23 23
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991056252.UG.FTS.B, 29.49%, 11/10/23 . $ 675 $ 673
991187212.UG.FTS.B, 29.49%, 11/10/23 . 251 252
991213301.UG.FTS.B, 29.49%, 11/10/23 . 50 50
991058470.UG.FTS.B, Zero Cpn, 11/11/23 165 11
991071888.UG.FTS.B, Zero Cpn, 11/11/23 81 6
991097791.UG.FTS.B, Zero Cpn, 11/11/23 115 8
991042103.UG.FTS.B, 16.49%, 11/11/23 . – –
991197390.UG.FTS.B, 16.49%, 11/11/23 .. 1,290 1,295
991202378.UG.FTS.B, 16.49%, 11/11/23 . 110 110
991031385.UG.FTS.B, 18.47%, 11/11/23 . 207 209
991038833.UG.FTS.B, 18.47%, 11/11/23 . 506 509
991106109.UG.FTS.B, 18.47%, 11/11/23 .. 148 150
991131131.UG.FTS.B, 19.3%, 11/11/23 ... 48 47
991212211.UG.FTS.B, 19.3%, 11/11/23 ... 55 55
991030997.UG.FTS.B, 19.47%, 11/11/23 . 17 17
991044894.UG.FTS.B, 19.96%, 11/11/23 . 536 540
991062058.UG.FTS.B, 19.96%, 11/11/23 . 98 96
991033770.UG.FTS.B, 19.99%, 11/11/23 . 120 122
991030285.UG.FTS.B, 20.47%, 11/11/23 . 16 16
991033897.UG.FTS.B, 20.47%, 11/11/23 . 1,148 1,131
991064572.UG.FTS.B, 20.47%, 11/11/23 . 82 82
991076768.UG.FTS.B, 20.47%, 11/11/23 . 51 4
991029642.UG.FTS.B, 20.96%, 11/11/23 . 28 27
991047231.UG.FTS.B, 20.96%, 11/11/23 . – –
991062734.UG.FTS.B, 20.96%, 11/11/23 . 141 138
991080192.UG.FTS.B, 20.96%, 11/11/23 . 272 273
991031717.UG.FTS.B, 21.47%, 11/11/23 . 65 17
991034529.UG.FTS.B, 21.48%, 11/11/23 . 145 145
991035672.UG.FTS.B, 21.48%, 11/11/23 . 243 32
991037263.UG.FTS.B, 21.48%, 11/11/23 . 599 587
991081352.UG.FTS.B, 21.48%, 11/11/23 . 116 117
991029640.UG.FTS.B, 22.47%, 11/11/23 . 303 304
991090030.UG.FTS.B, 22.47%, 11/11/23 . 232 233
991118044.UG.FTS.B, 22.47%, 11/11/23 .. 21 21
991175335.UG.FTS.B, 22.47%, 11/11/23 .. 51 51
991208225.UG.FTS.B, 22.47%, 11/11/23 . 47 46
991215040.UG.FTS.B, 22.47%, 11/11/23 . 92 92
991204893.UG.FTS.B, 23.45%, 11/11/23 . 34 13
991064463.UG.FTS.B, 25.44%, 11/11/23 . 451 451
991079094.UG.FTS.B, 25.44%, 11/11/23 . 140 139
991197721.UG.FTS.B, 25.44%, 11/11/23 .. 83 6
991038892.UG.FTS.B, 25.45%, 11/11/23 . 4 2
991131589.UG.FTS.B, 25.45%, 11/11/23 .. 120 119
991025518.UG.FTS.B, 28.48%, 11/11/23 . 70 5
991033125.UG.FTS.B, 28.48%, 11/11/23 . 84 84
991054094.UG.FTS.B, 28.48%, 11/11/23 . 63 18
991056001.UG.FTS.B, 28.48%, 11/11/23 . 128 131
991056988.UG.FTS.B, 28.48%, 11/11/23 . 84 86
991069195.UG.FTS.B, 28.48%, 11/11/23 . 562 561
991079986.UG.FTS.B, 28.48%, 11/11/23 . 295 301
991087213.UG.FTS.B, 28.48%, 11/11/23 . 123 126
991089405.UG.FTS.B, 28.48%, 11/11/23 . 110 112
991100814.UG.FTS.B, 28.48%, 11/11/23 .. 351 358
991112913.UG.FTS.B, 28.48%, 11/11/23 .. 99 99
991132548.UG.FTS.B, 28.48%, 11/11/23 .. 15 15
991143773.UG.FTS.B, 28.48%, 11/11/23 .. 15 15
991169118.UG.FTS.B, 28.48%, 11/11/23 .. 1,040 284
991184147.UG.FTS.B, 28.48%, 11/11/23 .. 159 160

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991188386.UG.FTS.B, 28.48%, 11/11/23 .. $ 220 $ 222
991030132.UG.FTS.B, 29.46%, 11/11/23 . 338 47
991032192.UG.FTS.B, 29.48%, 11/11/23 . 112 114
991042477.UG.FTS.B, 29.48%, 11/11/23 . 218 222
991073502.UG.FTS.B, 29.48%, 11/11/23 . 430 439
991074883.UG.FTS.B, 29.48%, 11/11/23 . 929 949
991077130.UG.FTS.B, 29.48%, 11/11/23 . 452 455
991096801.UG.FTS.B, 29.48%, 11/11/23 . 417 420
991121194.UG.FTS.B, 29.48%, 11/11/23 .. 905 908
991132279.UG.FTS.B, 29.48%, 11/11/23 .. 255 257
991132339.UG.FTS.B, 29.48%, 11/11/23 .. 216 218
991141134.UG.FTS.B, 29.48%, 11/11/23 .. 412 419
991143460.UG.FTS.B, 29.48%, 11/11/23 .. 81 83
991169941.UG.FTS.B, 29.48%, 11/11/23 .. 135 134
991188940.UG.FTS.B, 29.48%, 11/11/23 .. 98 99
991192712.UG.FTS.B, 29.48%, 11/11/23 .. – –
991196471.UG.FTS.B, 29.48%, 11/11/23 .. 56 57
991216655.UG.FTS.B, 29.48%, 11/11/23 . 224 222
991024641.UG.FTS.B, 29.49%, 11/11/23 . 65 66
991024658.UG.FTS.B, 29.49%, 11/11/23 . 24 23
991024686.UG.FTS.B, 29.49%, 11/11/23 . 142 145
991024894.UG.FTS.B, 29.49%, 11/11/23 . 60 59
991024915.UG.FTS.B, 29.49%, 11/11/23 . 101 103
991025245.UG.FTS.B, 29.49%, 11/11/23 . 2 2
991025344.UG.FTS.B, 29.49%, 11/11/23 . 28 28
991025879.UG.FTS.B, 29.49%, 11/11/23 . 782 796
991026432.UG.FTS.B, 29.49%, 11/11/23 . 180 184
991026738.UG.FTS.B, 29.49%, 11/11/23 . 195 28
991027543.UG.FTS.B, 29.49%, 11/11/23 . 348 101
991028425.UG.FTS.B, 29.49%, 11/11/23 . 29 29
991029761.UG.FTS.B, 29.49%, 11/11/23 . 62 18
991029813.UG.FTS.B, 29.49%, 11/11/23 . 70 72
991031014.UG.FTS.B, 29.49%, 11/11/23 . 8 8
991031265.UG.FTS.B, 29.49%, 11/11/23 . 66 68
991032955.UG.FTS.B, 29.49%, 11/11/23 . 107 109
991033023.UG.FTS.B, 29.49%, 11/11/23 . 126 125
991033311.UG.FTS.B, 29.49%, 11/11/23 .. 7 6
991033534.UG.FTS.B, 29.49%, 11/11/23 . 27 27
991034193.UG.FTS.B, 29.49%, 11/11/23 . 296 43
991034815.UG.FTS.B, 29.49%, 11/11/23 . 493 503
991036490.UG.FTS.B, 29.49%, 11/11/23 . 938 63
991036718.UG.FTS.B, 29.49%, 11/11/23 . 2 2
991038831.UG.FTS.B, 29.49%, 11/11/23 . 71 6
991039757.UG.FTS.B, 29.49%, 11/11/23 . 251 253
991039945.UG.FTS.B, 29.49%, 11/11/23 . 128 131
991040317.UG.FTS.B, 29.49%, 11/11/23 . 56 56
991041006.UG.FTS.B, 29.49%, 11/11/23 . 34 35
991041167.UG.FTS.B, 29.49%, 11/11/23 .. 610 615
991042359.UG.FTS.B, 29.49%, 11/11/23 . 1,532 1,556
991043005.UG.FTS.B, 29.49%, 11/11/23 . 223 227
991043262.UG.FTS.B, 29.49%, 11/11/23 . 70 10
991043493.UG.FTS.B, 29.49%, 11/11/23 . 549 561
991044490.UG.FTS.B, 29.49%, 11/11/23 . 124 127
991046494.UG.FTS.B, 29.49%, 11/11/23 . 1 1
991046860.UG.FTS.B, 29.49%, 11/11/23 . 371 375
991049412.UG.FTS.B, 29.49%, 11/11/23 . 44 45
991049605.UG.FTS.B, 29.49%, 11/11/23 . 56 57
991050801.UG.FTS.B, 29.49%, 11/11/23 . 351 49
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991053364.UG.FTS.B, 29.49%, 11/11/23 . $ 70 $ 72
991054608.UG.FTS.B, 29.49%, 11/11/23 . 367 107
991056670.UG.FTS.B, 29.49%, 11/11/23 . 65 66
991057788.UG.FTS.B, 29.49%, 11/11/23 . 2 2
991061678.UG.FTS.B, 29.49%, 11/11/23 . 132 135
991065995.UG.FTS.B, 29.49%, 11/11/23 . – –
991066377.UG.FTS.B, 29.49%, 11/11/23 . 30 30
991066988.UG.FTS.B, 29.49%, 11/11/23 . 25 24
991068123.UG.FTS.B, 29.49%, 11/11/23 . 10 10
991068657.UG.FTS.B, 29.49%, 11/11/23 . 92 93
991070551.UG.FTS.B, 29.49%, 11/11/23 . 931 942
991071022.UG.FTS.B, 29.49%, 11/11/23 . 106 15
991072454.UG.FTS.B, 29.49%, 11/11/23 . 100 102
991073324.UG.FTS.B, 29.49%, 11/11/23 . 254 253
991074139.UG.FTS.B, 29.49%, 11/11/23 . 124 127
991078791.UG.FTS.B, 29.49%, 11/11/23 . 294 301
991080602.UG.FTS.B, 29.49%, 11/11/23 . 77 78
991086306.UG.FTS.B, 29.49%, 11/11/23 . 92 90
991096256.UG.FTS.B, 29.49%, 11/11/23 . 170 24
991098895.UG.FTS.B, 29.49%, 11/11/23 . 91 92
991099009.UG.FTS.B, 29.49%, 11/11/23 . 785 798
991099822.UG.FTS.B, 29.49%, 11/11/23 . 179 182
991104067.UG.FTS.B, 29.49%, 11/11/23 .. 47 48
991108947.UG.FTS.B, 29.49%, 11/11/23 .. 72 20
991110285.UG.FTS.B, 29.49%, 11/11/23 .. 129 (6)
991111355.UG.FTS.B, 29.49%, 11/11/23 .. 10 6
991119020.UG.FTS.B, 29.49%, 11/11/23 .. 364 370
991122002.UG.FTS.B, 29.49%, 11/11/23 .. 34 34
991126748.UG.FTS.B, 29.49%, 11/11/23 .. 62 64
991127514.UG.FTS.B, 29.49%, 11/11/23 .. 54 55
991131951.UG.FTS.B, 29.49%, 11/11/23 .. 19 19
991143651.UG.FTS.B, 29.49%, 11/11/23 .. 50 49
991146122.UG.FTS.B, 29.49%, 11/11/23 .. 115 117
991153842.UG.FTS.B, 29.49%, 11/11/23 .. 76 77
991159442.UG.FTS.B, 29.49%, 11/11/23 .. 147 149
991167259.UG.FTS.B, 29.49%, 11/11/23 .. 184 187
991170803.UG.FTS.B, 29.49%, 11/11/23 .. 37 37
991176715.UG.FTS.B, 29.49%, 11/11/23 .. 367 369
991179512.UG.FTS.B, 29.49%, 11/11/23 .. 59 59
991183454.UG.FTS.B, 29.49%, 11/11/23 .. 641 (28)
991193597.UG.FTS.B, 29.49%, 11/11/23 .. 14 14
991195888.UG.FTS.B, 29.49%, 11/11/23 .. 28 28
991196943.UG.FTS.B, 29.49%, 11/11/23 .. 38 38
991198995.UG.FTS.B, 29.49%, 11/11/23 .. 61 61
991202524.UG.FTS.B, 29.49%, 11/11/23 . 18 18
991208575.UG.FTS.B, 29.49%, 11/11/23 . 87 12
991214999.UG.FTS.B, 29.49%, 11/11/23 . 239 32
991072008.UG.FTS.B, 29.99%, 11/11/23 . 100 101
991057519.UG.FTS.B, Zero Cpn, 11/12/23 157 11
991037200.UG.FTS.B, 15.47%, 11/12/23 . 77 76
991192985.UG.FTS.B, 15.47%, 11/12/23 . 252 248
991039849.UG.FTS.B, 16.49%, 11/12/23 . 2,941 360
991155903.UG.FTS.B, 16.49%, 11/12/23 . 29 29
991044320.UG.FTS.B, 17.47%, 11/12/23 . 108 106
991046834.UG.FTS.B, 17.49%, 11/12/23 . 54 54
991064030.UG.FTS.B, 17.49%, 11/12/23 . 86 85
991102699.UG.FTS.B, 17.49%, 11/12/23 . 34 34
991032019.UG.FTS.B, 18.47%, 11/12/23 . 47 47

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991052836.UG.FTS.B, 18.47%, 11/12/23 . $ 777 $ 767
991083038.UG.FTS.B, 18.47%, 11/12/23 . 88 87
991033709.UG.FTS.B, 18.71%, 11/12/23 . 290 286
991067044.UG.FTS.B, 18.71%, 11/12/23 . 87 86
991106285.UG.FTS.B, 18.71%, 11/12/23 . 292 286
991164132.UG.FTS.B, 18.71%, 11/12/23 . 263 33
991166276.UG.FTS.B, 18.71%, 11/12/23 . 2,710 2,672
991209547.UG.FTS.B, 18.71%, 11/12/23 . – –
991167442.UG.FTS.B, 19.3%, 11/12/23 .. 252 249
991194722.UG.FTS.B, 19.3%, 11/12/23 .. 66 65
991238989.UG.FTS.B, 19.3%, 11/12/23 .. 473 466
991032260.UG.FTS.B, 19.96%, 11/12/23 . 61 60
991038385.UG.FTS.B, 19.96%, 11/12/23 . – –
991041583.UG.FTS.B, 19.96%, 11/12/23 . 2,381 169
991044473.UG.FTS.B, 19.96%, 11/12/23 . 466 458
991046611.UG.FTS.B, 19.96%, 11/12/23 . 93 92
991057526.UG.FTS.B, 19.96%, 11/12/23 . 30 30
991076003.UG.FTS.B, 19.96%, 11/12/23 . 205 202
991032115.UG.FTS.B, 20.47%, 11/12/23 . 12 12
991054625.UG.FTS.B, 20.47%, 11/12/23 . 821 802
991068914.UG.FTS.B, 20.47%, 11/12/23 . 112 110
991212215.UG.FTS.B, 20.47%, 11/12/23 . 52 51
991225200.UG.FTS.B, 20.47%, 11/12/23 . 114 112
991032833.UG.FTS.B, 20.96%, 11/12/23 . 103 101
991033388.UG.FTS.B, 20.96%, 11/12/23 . – –
991037989.UG.FTS.B, 20.96%, 11/12/23 . 31 31
991044922.UG.FTS.B, 20.96%, 11/12/23 . 223 219
991057439.UG.FTS.B, 20.96%, 11/12/23 . 68 67
991216384.UG.FTS.B, 20.96%, 11/12/23 . 62 61
991034570.UG.FTS.B, 21.48%, 11/12/23 . 528 519
991036635.UG.FTS.B, 21.48%, 11/12/23 . 1,758 1,728
991036961.UG.FTS.B, 21.48%, 11/12/23 . 1,173 1,155
991042940.UG.FTS.B, 21.48%, 11/12/23 . 98 97
991118068.UG.FTS.B, 21.48%, 11/12/23 .. 64 63
991208952.UG.FTS.B, 21.48%, 11/12/23 . 61 59
991040200.UG.FTS.B, 22.45%, 11/12/23 . 580 72
991040207.UG.FTS.B, 22.47%, 11/12/23 . 1,264 162
991051469.UG.FTS.B, 22.47%, 11/12/23 . 66 65
991081258.UG.FTS.B, 22.47%, 11/12/23 . – –
991180605.UG.FTS.B, 23.45%, 11/12/23 . 256 252
991204873.UG.FTS.B, 23.45%, 11/12/23 . 3 3
991038867.UG.FTS.B, 24.45%, 11/12/23 . 1,114 1,094
991036435.UG.FTS.B, 25.45%, 11/12/23 . 90 89
991195593.UG.FTS.B, 25.45%, 11/12/23 . 199 194
991204559.UG.FTS.B, 25.45%, 11/12/23 . 21 (1)
991113657.UG.FTS.B, 25.95%, 11/12/23 .. 487 478
991038090.UG.FTS.B, 26.44%, 11/12/23 . 436 427
991038818.UG.FTS.B, 26.44%, 11/12/23 . 695 681
991040642.UG.FTS.B, 26.44%, 11/12/23 . 277 83
991063720.UG.FTS.B, Zero Cpn, 11/13/23 908 62
991099104.UG.FTS.B, 18.47%, 11/13/23 . 47 47
991166237.UG.FTS.B, 18.47%, 11/13/23 . 17 17
991183406.UG.FTS.B, 18.47%, 11/13/23 . 458 452
991046688.UG.FTS.B, 18.71%, 11/13/23 . 224 221
991073274.UG.FTS.B, 18.71%, 11/13/23 . 309 302
991205571.UG.FTS.B, 18.96%, 11/13/23 . 170 166
991039066.UG.FTS.B, 19.3%, 11/13/23 .. 187 184
991055488.UG.FTS.B, 19.3%, 11/13/23 .. 236 233
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991056261.UG.FTS.B, 19.3%, 11/13/23 .. $ 212 $ 209
991061641.UG.FTS.B, 19.3%, 11/13/23 .. 8 8
991090653.UG.FTS.B, 19.3%, 11/13/23 .. 140 138
991042571.UG.FTS.B, 19.96%, 11/13/23 . 93 92
991043180.UG.FTS.B, 19.96%, 11/13/23 . 610 602
991046521.UG.FTS.B, 19.96%, 11/13/23 . 214 211
991101652.UG.FTS.B, 19.96%, 11/13/23 . 117 115
991156351.UG.FTS.B, 19.96%, 11/13/23 . 106 105
991200271.UG.FTS.B, 19.96%, 11/13/23 . 256 251
991231605.UG.FTS.B, 19.96%, 11/13/23 . 325 22
991055896.UG.FTS.B, 20.47%, 11/13/23 . 570 146
991065795.UG.FTS.B, 20.47%, 11/13/23 . 131 129
991113763.UG.FTS.B, 20.47%, 11/13/23 .. 202 199
991061724.UG.FTS.B, 20.96%, 11/13/23 . 253 248
991085322.UG.FTS.B, 20.96%, 11/13/23 . 258 253
991181660.UG.FTS.B, 20.96%, 11/13/23 . 18 3
991133714.UG.FTS.B, 21.48%, 11/13/23 . 84 82
991202145.UG.FTS.B, 21.48%, 11/13/23 . 578 565
991245781.UG.FTS.B, 21.48%, 11/13/23 . 305 298
991214313.UG.FTS.B, 22.45%, 11/13/23 . 178 174
991058827.UG.FTS.B, 22.47%, 11/13/23 . 91 89
991062587.UG.FTS.B, 22.47%, 11/13/23 . 58 57
991166803.UG.FTS.B, 22.47%, 11/13/23 . 6 6
991177294.UG.FTS.B, 22.47%, 11/13/23 . 213 58
991220289.UG.FTS.B, 22.47%, 11/13/23 . – –
991231726.UG.FTS.B, 22.47%, 11/13/23 . 25 25
991238527.UG.FTS.B, 22.47%, 11/13/23 . 30 29
991050659.UG.FTS.B, 23.45%, 11/13/23 . 329 324
991071055.UG.FTS.B, 23.45%, 11/13/23 . 239 231
991139412.UG.FTS.B, 23.45%, 11/13/23 . 139 136
991142265.UG.FTS.B, 23.45%, 11/13/23 . 64 63
991179631.UG.FTS.B, 23.45%, 11/13/23 . 66 64
991042483.UG.FTS.B, 24.45%, 11/13/23 . 17 –
991176060.UG.FTS.B, 25.45%, 11/13/23 . 906 889
991180753.UG.FTS.B, 25.45%, 11/13/23 . 40 39
991222590.UG.FTS.B, 26.44%, 11/13/23 . 5 5
991068323.UG.FTS.B, Zero Cpn, 11/14/23 79 5
991057721.UG.FTS.B, 18.47%, 11/14/23 . 897 886
991063358.UG.FTS.B, 18.47%, 11/14/23 . 700 189
991215185.UG.FTS.B, 18.47%, 11/14/23 . 586 575
991226732.UG.FTS.B, 18.47%, 11/14/23 . 27 26
991063852.UG.FTS.B, 18.71%, 11/14/23 . 69 69
991107055.UG.FTS.B, 18.71%, 11/14/23 . 1,212 310
991062328.UG.FTS.B, 18.96%, 11/14/23 . 61 60
991047599.UG.FTS.B, 19.3%, 11/14/23 .. 370 365
991058243.UG.FTS.B, 19.3%, 11/14/23 .. 126 124
991101267.UG.FTS.B, 19.3%, 11/14/23 .. 136 134
991182065.UG.FTS.B, 19.3%, 11/14/23 .. 59 5
991232628.UG.FTS.B, 19.3%, 11/14/23 .. 628 167
991050735.UG.FTS.B, 19.96%, 11/14/23 . 73 72
991055530.UG.FTS.B, 19.96%, 11/14/23 . 1,485 1,463
991056505.UG.FTS.B, 19.96%, 11/14/23 . 352 346
991063812.UG.FTS.B, 19.96%, 11/14/23 . 115 113
991071168.UG.FTS.B, 19.96%, 11/14/23 . 22 21
991085726.UG.FTS.B, 19.96%, 11/14/23 . 261 257
991088392.UG.FTS.B, 19.96%, 11/14/23 . 150 148
991096994.UG.FTS.B, 19.96%, 11/14/23 . 81 79
991112626.UG.FTS.B, 19.96%, 11/14/23 .. 93 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991150972.UG.FTS.B, 19.96%, 11/14/23 . $ 57 $ 56
991098433.UG.FTS.B, 20.47%, 11/14/23 . 6 6
991197816.UG.FTS.B, 20.47%, 11/14/23 . 296 291
991057830.UG.FTS.B, 20.96%, 11/14/23 . 345 339
991070682.UG.FTS.B, 20.96%, 11/14/23 . 561 552
991171253.UG.FTS.B, 20.96%, 11/14/23 . 7 7
991211165.UG.FTS.B, 20.96%, 11/14/23 .. 49 48
991046306.UG.FTS.B, 21.48%, 11/14/23 . 62 61
991059221.UG.FTS.B, 21.48%, 11/14/23 . 117 115
991083025.UG.FTS.B, 21.48%, 11/14/23 . 107 106
991109171.UG.FTS.B, 21.48%, 11/14/23 . 536 527
991146862.UG.FTS.B, 21.48%, 11/14/23 . 10 10
991169194.UG.FTS.B, 21.48%, 11/14/23 . 119 117
991088508.UG.FTS.B, 22.45%, 11/14/23 . 479 161
991135531.UG.FTS.B, 22.45%, 11/14/23 . 537 522
991048200.UG.FTS.B, 22.47%, 11/14/23 . 104 102
991054197.UG.FTS.B, 22.47%, 11/14/23 . – –
991087169.UG.FTS.B, 22.47%, 11/14/23 . 188 13
991102269.UG.FTS.B, 22.47%, 11/14/23 . 300 295
991122294.UG.FTS.B, 22.47%, 11/14/23 . – –
991052481.UG.FTS.B, 23.45%, 11/14/23 . 130 17
991066592.UG.FTS.B, 23.45%, 11/14/23 . 135 130
991068030.UG.FTS.B, 23.45%, 11/14/23 . 43 42
991075640.UG.FTS.B, 23.45%, 11/14/23 . 261 96
991079287.UG.FTS.B, 23.45%, 11/14/23 . 122 120
991101560.UG.FTS.B, 23.45%, 11/14/23 . 302 111
991243117.UG.FTS.B, 23.45%, 11/14/23 . 55 54
991130158.UG.FTS.B, 25.44%, 11/14/23 . 34 5
991204642.UG.FTS.B, 25.45%, 11/14/23 . 50 49
991069896.UG.FTS.B, 26.44%, 11/14/23 . 5 5
991095911.UG.FTS.B, 26.44%, 11/14/23 . 158 155
991058196.UG.FTS.B, 18.47%, 11/15/23 . 234 231
991113942.UG.FTS.B, 18.71%, 11/15/23 .. 139 137
991187403.UG.FTS.B, 18.71%, 11/15/23 . 63 62
991207887.UG.FTS.B, 18.71%, 11/15/23 . 11 11
991235183.UG.FTS.B, 18.71%, 11/15/23 . 15 15
991236065.UG.FTS.B, 18.71%, 11/15/23 . 93 91
991061483.UG.FTS.B, 19.3%, 11/15/23 .. 352 347
991072063.UG.FTS.B, 19.3%, 11/15/23 .. 116 114
991081725.UG.FTS.B, 19.3%, 11/15/23 .. 170 166
991082581.UG.FTS.B, 19.3%, 11/15/23 .. 421 414
991097769.UG.FTS.B, 19.3%, 11/15/23 .. 101 99
991141838.UG.FTS.B, 19.3%, 11/15/23 .. 591 583
991223494.UG.FTS.B, 19.3%, 11/15/23 .. 48 47
991065357.UG.FTS.B, 19.96%, 11/15/23 . 121 120
991123238.UG.FTS.B, 19.96%, 11/15/23 . 70 69
991139766.UG.FTS.B, 19.96%, 11/15/23 . 138 136
991056483.UG.FTS.B, 20.47%, 11/15/23 . 63 62
991076551.UG.FTS.B, 20.47%, 11/15/23 . 263 259
991124607.UG.FTS.B, 20.47%, 11/15/23 . 377 371
991074564.UG.FTS.B, 20.96%, 11/15/23 . 269 264
991058367.UG.FTS.B, 21.47%, 11/15/23 . 104 102
991052117.UG.FTS.B, 21.48%, 11/15/23 . 1,015 1,000
991058895.UG.FTS.B, 21.48%, 11/15/23 . – –
991072712.UG.FTS.B, 21.48%, 11/15/23 . 83 82
991091631.UG.FTS.B, 21.48%, 11/15/23 . 150 43
991096653.UG.FTS.B, 21.48%, 11/15/23 . 48 48
991110811.UG.FTS.B, 21.48%, 11/15/23 .. 54 53
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991144815.UG.FTS.B, 21.48%, 11/15/23 . $ 79 $ 78
991197316.UG.FTS.B, 21.48%, 11/15/23 . 119 117
991204261.UG.FTS.B, 21.48%, 11/15/23 . – –
991057370.UG.FTS.B, 22.47%, 11/15/23 . 517 507
991176428.UG.FTS.B, 22.47%, 11/15/23 . 302 (5)
991234176.UG.FTS.B, 22.47%, 11/15/23 . 564 550
991235548.UG.FTS.B, 22.47%, 11/15/23 . 55 54
991055836.UG.FTS.B, 23.45%, 11/15/23 . 50 50
991056017.UG.FTS.B, 23.45%, 11/15/23 . 18 18
991078707.UG.FTS.B, 23.45%, 11/15/23 . 103 101
991081650.UG.FTS.B, 23.45%, 11/15/23 . 49 48
991084017.UG.FTS.B, 23.45%, 11/15/23 . 220 215
991113775.UG.FTS.B, 23.45%, 11/15/23 .. 20 20
991114708.UG.FTS.B, 23.45%, 11/15/23 .. 157 20
991132951.UG.FTS.B, 23.45%, 11/15/23 . 237 232
991064072.UG.FTS.B, 24.45%, 11/15/23 . 78 6
991070539.UG.FTS.B, 24.45%, 11/15/23 . – –
991191200.UG.FTS.B, 25.44%, 11/15/23 . 232 227
991057953.UG.FTS.B, 25.45%, 11/15/23 . 351 342
991066825.UG.FTS.B, 25.45%, 11/15/23 . 179 177
991068436.UG.FTS.B, 25.45%, 11/15/23 . 525 517
991103133.UG.FTS.B, 25.45%, 11/15/23 . 107 106
991130854.UG.FTS.B, 25.45%, 11/15/23 . 105 102
991240186.UG.FTS.B, 25.45%, 11/15/23 . 39 38
991059246.UG.FTS.B, 26.44%, 11/15/23 . 374 367
991070986.UG.FTS.B, 26.44%, 11/15/23 . 27 27
991096181.UG.FTS.B, Zero Cpn, 11/16/23 224 16
991060229.UG.FTS.B, 19.96%, 11/16/23 . 133 131
991264229.UG.FTS.B, 19.96%, 11/16/23 . 409 402
991092109.UG.FTS.B, 19.99%, 11/16/23 . 112 112
991099523.UG.FTS.B, 23.45%, 11/16/23 . 350 344
991258705.UG.FTS.B, 23.45%, 11/16/23 . 43 42
991114561.UG.FTS.B, 25.45%, 11/16/23 .. 41 41
991179329.UG.FTS.B, 25.45%, 11/16/23 . 18 18
991068488.UG.FTS.B, 26.44%, 11/16/23 . 58 57
991111612.UG.FTS.B, 27.99%, 11/16/23 .. 69 69
991067085.UG.FTS.B, 28.48%, 11/16/23 . 442 440
991124268.UG.FTS.B, 28.48%, 11/16/23 . – –
991202748.UG.FTS.B, 28.48%, 11/16/23 . 1 –
991240822.UG.FTS.B, 28.48%, 11/16/23 . 83 82
991262392.UG.FTS.B, 28.48%, 11/16/23 . 10 10
991062507.UG.FTS.B, 29.45%, 11/16/23 . 173 171
991085849.UG.FTS.B, 29.48%, 11/16/23 . 245 245
991060063.UG.FTS.B, 29.49%, 11/16/23 . 78 77
991060262.UG.FTS.B, 29.49%, 11/16/23 . 69 69
991063661.UG.FTS.B, 29.49%, 11/16/23 . – –
991068933.UG.FTS.B, 29.49%, 11/16/23 . 73 23
991069391.UG.FTS.B, 29.49%, 11/16/23 . 54 54
991076135.UG.FTS.B, 29.49%, 11/16/23 . 54 54
991086719.UG.FTS.B, 29.49%, 11/16/23 . 16 16
991088293.UG.FTS.B, 29.49%, 11/16/23 . 7 –
991091817.UG.FTS.B, 29.49%, 11/16/23 . 1,141 (48)
991100362.UG.FTS.B, 29.49%, 11/16/23 . 125 124
991155578.UG.FTS.B, 29.49%, 11/16/23 . – –
991185464.UG.FTS.B, 29.49%, 11/16/23 . 426 330
991185958.UG.FTS.B, 29.49%, 11/16/23 . 7 7
991205767.UG.FTS.B, 29.49%, 11/16/23 . 75 74
991234204.UG.FTS.B, 29.49%, 11/16/23 . 582 41

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991265924.UG.FTS.B, 29.49%, 11/16/23 . $ 75 $ 74
991067548.UG.FTS.B, 19.3%, 11/17/23 .. 67 66
991065584.UG.FTS.B, 19.47%, 11/17/23 . 284 280
991077777.UG.FTS.B, 19.96%, 11/17/23 . 69 68
991084681.UG.FTS.B, 20.47%, 11/17/23 . 48 47
991140965.UG.FTS.B, 20.47%, 11/17/23 . 112 111
991168609.UG.FTS.B, 20.47%, 11/17/23 . 327 322
991154647.UG.FTS.B, 21.48%, 11/17/23 . 37 37
991209560.UG.FTS.B, 21.48%, 11/17/23 . 84 83
991081293.UG.FTS.B, 22.45%, 11/17/23 . 163 161
991113027.UG.FTS.B, 22.47%, 11/17/23 .. 359 353
991177566.UG.FTS.B, 22.47%, 11/17/23 . 179 176
991071141.UG.FTS.B, 23.45%, 11/17/23 . 79 –
991204617.UG.FTS.B, 23.45%, 11/17/23 . 468 461
991224707.UG.FTS.B, 23.45%, 11/17/23 . 408 398
991240022.UG.FTS.B, 24.45%, 11/17/23 . 240 233
991099774.UG.FTS.B, 25.45%, 11/17/23 . 59 57
991091492.UG.FTS.B, 26.44%, 11/17/23 . 132 87
991188252.UG.FTS.B, 26.44%, 11/17/23 . 17 8
991269381.UG.FTS.B, 26.44%, 11/17/23 . 1,234 961
991064383.UG.FTS.B, 28.48%, 11/17/23 . 40 40
991067743.UG.FTS.B, 28.48%, 11/17/23 . 107 29
991071964.UG.FTS.B, 28.48%, 11/17/23 . 73 74
991075400.UG.FTS.B, 28.48%, 11/17/23 . 90 90
991081467.UG.FTS.B, 28.48%, 11/17/23 . 614 608
991111183.UG.FTS.B, 28.48%, 11/17/23 .. 75 4
991129990.UG.FTS.B, 28.48%, 11/17/23 . 133 19
991260132.UG.FTS.B, 28.48%, 11/17/23 . 251 248
991065018.UG.FTS.B, 29.48%, 11/17/23 . 101 101
991076428.UG.FTS.B, 29.48%, 11/17/23 . 116 115
991230240.UG.FTS.B, 29.48%, 11/17/23 . 67 67
991267853.UG.FTS.B, 29.48%, 11/17/23 . 36 14
991064480.UG.FTS.B, 29.49%, 11/17/23 . 1,240 1,242
991067845.UG.FTS.B, 29.49%, 11/17/23 . 50 50
991068636.UG.FTS.B, 29.49%, 11/17/23 . 263 261
991077432.UG.FTS.B, 29.49%, 11/17/23 . 86 85
991078472.UG.FTS.B, 29.49%, 11/17/23 . 76 75
991089483.UG.FTS.B, 29.49%, 11/17/23 . 190 188
991090401.UG.FTS.B, 29.49%, 11/17/23 . – –
991150434.UG.FTS.B, 29.49%, 11/17/23 . 75 75
991151747.UG.FTS.B, 29.49%, 11/17/23 . 60 60
991160822.UG.FTS.B, 29.49%, 11/17/23 . 199 197
991164420.UG.FTS.B, 29.49%, 11/17/23 . 36 35
991255106.UG.FTS.B, 29.49%, 11/17/23 . 54 54
991269502.UG.FTS.B, 29.49%, 11/17/23 . 305 302
991269645.UG.FTS.B, 29.49%, 11/17/23 . 333 244
991118401.UG.FTS.B, Zero Cpn, 11/18/23 205 14
991226769.UG.FTS.B, Zero Cpn, 11/18/23 196 13
991241225.UG.FTS.B, Zero Cpn, 11/18/23 86 6
991070223.UG.FTS.B, 18.47%, 11/18/23 . 454 332
991075196.UG.FTS.B, 18.71%, 11/18/23 . 222 219
991118229.UG.FTS.B, 18.71%, 11/18/23 .. 103 101
991262395.UG.FTS.B, 18.71%, 11/18/23 . 195 191
991076172.UG.FTS.B, 19.3%, 11/18/23 .. 92 91
991080254.UG.FTS.B, 19.3%, 11/18/23 .. 72 9
991091205.UG.FTS.B, 19.3%, 11/18/23 .. 64 11
991081999.UG.FTS.B, 19.96%, 11/18/23 . 241 238
991085336.UG.FTS.B, 19.96%, 11/18/23 . 242 239
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991085802.UG.FTS.B, 19.96%, 11/18/23 . $ 727 $ 718
991090911.UG.FTS.B, 19.96%, 11/18/23 . 99 98
991096448.UG.FTS.B, 19.96%, 11/18/23 . 578 570
991145533.UG.FTS.B, 19.96%, 11/18/23 . 136 134
991271010.UG.FTS.B, 19.99%, 11/18/23 . 226 225
991093143.UG.FTS.B, 20.47%, 11/18/23 . 283 279
991132272.UG.FTS.B, 20.47%, 11/18/23 . 138 136
991087895.UG.FTS.B, 20.96%, 11/18/23 . 251 248
991129310.UG.FTS.B, 20.96%, 11/18/23 . 61 60
991096770.UG.FTS.B, 21.48%, 11/18/23 . 132 130
991157174.UG.FTS.B, 21.48%, 11/18/23 . 18 18
991167183.UG.FTS.B, 21.48%, 11/18/23 . 418 411
991269600.UG.FTS.B, 21.48%, 11/18/23 . 58 57
991087743.UG.FTS.B, 22.45%, 11/18/23 . 532 524
991083198.UG.FTS.B, 22.47%, 11/18/23 . 155 152
991106955.UG.FTS.B, 22.47%, 11/18/23 . 329 324
991249961.UG.FTS.B, 22.47%, 11/18/23 . 43 42
991123415.UG.FTS.B, 23.45%, 11/18/23 . 81 79
991246091.UG.FTS.B, 23.45%, 11/18/23 . 105 (2)
991087138.UG.FTS.B, 25.45%, 11/18/23 . 150 145
991105579.UG.FTS.B, 27.99%, 11/18/23 . 126 126
991077938.UG.FTS.B, 28.48%, 11/18/23 . 37 6
991101152.UG.FTS.B, 28.48%, 11/18/23 .. 142 143
991112752.UG.FTS.B, 28.48%, 11/18/23 .. 126 126
991130012.UG.FTS.B, 28.48%, 11/18/23 . 121 121
991154554.UG.FTS.B, 28.48%, 11/18/23 . 112 111
991179069.UG.FTS.B, 28.48%, 11/18/23 . 238 32
991220441.UG.FTS.B, 28.48%, 11/18/23 . 294 291
991266796.UG.FTS.B, 28.48%, 11/18/23 . – –
991159161.UG.FTS.B, 29.48%, 11/18/23 . 16 16
991192524.UG.FTS.B, 29.48%, 11/18/23 . 146 146
991205108.UG.FTS.B, 29.48%, 11/18/23 . 158 157
991069907.UG.FTS.B, 29.49%, 11/18/23 . 93 7
991070597.UG.FTS.B, 29.49%, 11/18/23 . 6 5
991075574.UG.FTS.B, 29.49%, 11/18/23 . 34 33
991082389.UG.FTS.B, 29.49%, 11/18/23 . 32 32
991086090.UG.FTS.B, 29.49%, 11/18/23 . 106 105
991089044.UG.FTS.B, 29.49%, 11/18/23 . 62 62
991096973.UG.FTS.B, 29.49%, 11/18/23 . 86 87
991102474.UG.FTS.B, 29.49%, 11/18/23 . 2,500 2,488
991103187.UG.FTS.B, 29.49%, 11/18/23 . 6 6
991103603.UG.FTS.B, 29.49%, 11/18/23 . 323 323
991109166.UG.FTS.B, 29.49%, 11/18/23 . 265 209
991110887.UG.FTS.B, 29.49%, 11/18/23 .. 999 1,002
991115249.UG.FTS.B, 29.49%, 11/18/23 .. 15 15
991116348.UG.FTS.B, 29.49%, 11/18/23 .. 169 24
991121891.UG.FTS.B, 29.49%, 11/18/23 . 52 8
991143152.UG.FTS.B, 29.49%, 11/18/23 . 339 336
991151526.UG.FTS.B, 29.49%, 11/18/23 . 153 152
991154556.UG.FTS.B, 29.49%, 11/18/23 . – –
991157941.UG.FTS.B, 29.49%, 11/18/23 . 24 24
991170560.UG.FTS.B, 29.49%, 11/18/23 . 6 6
991208660.UG.FTS.B, 29.49%, 11/18/23 . 205 203
991244087.UG.FTS.B, 29.49%, 11/18/23 . 119 118
991259629.UG.FTS.B, 29.49%, 11/18/23 . 166 23
991264523.UG.FTS.B, 29.49%, 11/18/23 . 1 1
991267143.UG.FTS.B, 29.49%, 11/18/23 . 1,741 1,723
991268887.UG.FTS.B, 29.49%, 11/18/23 . 134 133

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991269095.UG.FTS.B, 29.49%, 11/18/23 . $ 206 $ 29
991269243.UG.FTS.B, 29.49%, 11/18/23 . 73 72
991273696.UG.FTS.B, 29.49%, 11/18/23 . 57 57
991276503.UG.FTS.B, 29.49%, 11/18/23 . 65 64
991277429.UG.FTS.B, 29.49%, 11/18/23 . 61 60
991079528.UG.FTS.B, Zero Cpn, 11/19/23 166 11
991113641.UG.FTS.B, Zero Cpn, 11/19/23 114 8
991133644.UG.FTS.B, 18.47%, 11/19/23 . 525 519
991136963.UG.FTS.B, 18.47%, 11/19/23 . 201 199
991173918.UG.FTS.B, 18.47%, 11/19/23 . 28 28
991081404.UG.FTS.B, 18.71%, 11/19/23 . 354 350
991104977.UG.FTS.B, 18.71%, 11/19/23 . 75 74
991087297.UG.FTS.B, 19.3%, 11/19/23 .. 893 881
991112759.UG.FTS.B, 19.3%, 11/19/23 ... 230 227
991094352.UG.FTS.B, 19.96%, 11/19/23 . 143 141
991212907.UG.FTS.B, 19.96%, 11/19/23 . 73 72
991137081.UG.FTS.B, 19.99%, 11/19/23 . 153 152
991116240.UG.FTS.B, 20.47%, 11/19/23 .. 28 28
991167601.UG.FTS.B, 20.47%, 11/19/23 . 1,524 202
991218561.UG.FTS.B, 20.47%, 11/19/23 . 71 70
991079011.UG.FTS.B, 20.48%, 11/19/23 . 76 74
991086525.UG.FTS.B, 20.96%, 11/19/23 . 64 63
991105587.UG.FTS.B, 20.96%, 11/19/23 . 89 88
991277289.UG.FTS.B, 20.96%, 11/19/23 . 2,649 2,598
991100356.UG.FTS.B, 21.47%, 11/19/23 . 334 325
991099366.UG.FTS.B, 21.48%, 11/19/23 . 76 75
991147323.UG.FTS.B, 21.48%, 11/19/23 . 48 47
991165592.UG.FTS.B, 21.48%, 11/19/23 . 920 67
991219801.UG.FTS.B, 21.48%, 11/19/23 . 72 71
991099400.UG.FTS.B, 22.47%, 11/19/23 . 256 252
991102793.UG.FTS.B, 22.47%, 11/19/23 . 134 132
991110963.UG.FTS.B, 22.47%, 11/19/23 .. 340 335
991113770.UG.FTS.B, 22.47%, 11/19/23 .. 245 241
991252484.UG.FTS.B, 22.47%, 11/19/23 . 120 118
991284295.UG.FTS.B, 22.47%, 11/19/23 . 17 17
991273797.UG.FTS.B, 23.45%, 11/19/23 . 9 9
991083178.UG.FTS.B, 25.44%, 11/19/23 . 23 23
991164748.UG.FTS.B, 25.45%, 11/19/23 . 52 (2)
991172949.UG.FTS.B, 25.45%, 11/19/23 . 38 37
991079765.UG.FTS.B, 28.48%, 11/19/23 . 62 62
991081496.UG.FTS.B, 28.48%, 11/19/23 . 400 401
991081598.UG.FTS.B, 28.48%, 11/19/23 . 2,155 169
991083782.UG.FTS.B, 28.48%, 11/19/23 . 74 74
991086939.UG.FTS.B, 28.48%, 11/19/23 . 186 187
991087643.UG.FTS.B, 28.48%, 11/19/23 . – –
991088623.UG.FTS.B, 28.48%, 11/19/23 . 139 139
991096265.UG.FTS.B, 28.48%, 11/19/23 . 93 93
991097252.UG.FTS.B, 28.48%, 11/19/23 . 11 11
991098785.UG.FTS.B, 28.48%, 11/19/23 . 180 181
991098885.UG.FTS.B, 28.48%, 11/19/23 . 5 5
991103315.UG.FTS.B, 28.48%, 11/19/23 . 85 85
991103375.UG.FTS.B, 28.48%, 11/19/23 . 79 79
991104461.UG.FTS.B, 28.48%, 11/19/23 . 295 42
991107749.UG.FTS.B, 28.48%, 11/19/23 . 106 107
991110704.UG.FTS.B, 28.48%, 11/19/23 .. – –
991135238.UG.FTS.B, 28.48%, 11/19/23 . 925 928
991161650.UG.FTS.B, 28.48%, 11/19/23 . 288 289
991170734.UG.FTS.B, 28.48%, 11/19/23 . 28 28
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991174611.UG.FTS.B, 28.48%, 11/19/23 .. $ 640 $ 636
991200531.UG.FTS.B, 28.48%, 11/19/23 . 53 53
991200969.UG.FTS.B, 28.48%, 11/19/23 . 242 241
991223308.UG.FTS.B, 28.48%, 11/19/23 . 181 181
991249737.UG.FTS.B, 28.48%, 11/19/23 . 77 76
991266849.UG.FTS.B, 28.48%, 11/19/23 . 304 302
991089034.UG.FTS.B, 29.48%, 11/19/23 . 58 58
991098237.UG.FTS.B, 29.48%, 11/19/23 . 317 318
991100219.UG.FTS.B, 29.48%, 11/19/23 . 99 8
991126072.UG.FTS.B, 29.48%, 11/19/23 . 324 324
991129061.UG.FTS.B, 29.48%, 11/19/23 . 952 952
991133197.UG.FTS.B, 29.48%, 11/19/23 . 78 77
991138545.UG.FTS.B, 29.48%, 11/19/23 . 17 17
991170083.UG.FTS.B, 29.48%, 11/19/23 . 2,701 2,678
991195570.UG.FTS.B, 29.48%, 11/19/23 . 7 7
991199919.UG.FTS.B, 29.48%, 11/19/23 . 384 385
991077741.UG.FTS.B, 29.49%, 11/19/23 . 59 59
991078366.UG.FTS.B, 29.49%, 11/19/23 . 108 15
991078431.UG.FTS.B, 29.49%, 11/19/23 . – –
991078478.UG.FTS.B, 29.49%, 11/19/23 . 171 172
991079375.UG.FTS.B, 29.49%, 11/19/23 . 441 443
991080354.UG.FTS.B, 29.49%, 11/19/23 . 60 60
991080403.UG.FTS.B, 29.49%, 11/19/23 . 916 122
991081437.UG.FTS.B, 29.49%, 11/19/23 . 16 16
991081475.UG.FTS.B, 29.49%, 11/19/23 . – –
991081845.UG.FTS.B, 29.49%, 11/19/23 . 192 192
991081885.UG.FTS.B, 29.49%, 11/19/23 . 86 86
991082217.UG.FTS.B, 29.49%, 11/19/23 . 99 99
991082809.UG.FTS.B, 29.49%, 11/19/23 . – –
991083535.UG.FTS.B, 29.49%, 11/19/23 . 237 18
991086896.UG.FTS.B, 29.49%, 11/19/23 . 2 2
991087665.UG.FTS.B, 29.49%, 11/19/23 . 68 69
991089012.UG.FTS.B, 29.49%, 11/19/23 . – –
991089942.UG.FTS.B, 29.49%, 11/19/23 . 158 157
991090577.UG.FTS.B, 29.49%, 11/19/23 . 22 22
991091528.UG.FTS.B, 29.49%, 11/19/23 . 375 280
991092874.UG.FTS.B, 29.49%, 11/19/23 . – –
991092913.UG.FTS.B, 29.49%, 11/19/23 . 106 106
991097105.UG.FTS.B, 29.49%, 11/19/23 . – –
991098698.UG.FTS.B, 29.49%, 11/19/23 . 15 14
991099109.UG.FTS.B, 29.49%, 11/19/23 . 62 61
991099919.UG.FTS.B, 29.49%, 11/19/23 . 114 113
991099977.UG.FTS.B, 29.49%, 11/19/23 . 55 54
991103266.UG.FTS.B, 29.49%, 11/19/23 . 116 115
991105932.UG.FTS.B, 29.49%, 11/19/23 . 72 71
991106030.UG.FTS.B, 29.49%, 11/19/23 . 105 105
991106881.UG.FTS.B, 29.49%, 11/19/23 . 71 71
991107613.UG.FTS.B, 29.49%, 11/19/23 . 21 21
991108107.UG.FTS.B, 29.49%, 11/19/23 . 66 66
991108547.UG.FTS.B, 29.49%, 11/19/23 . 104 104
991108792.UG.FTS.B, 29.49%, 11/19/23 . 127 127
991108928.UG.FTS.B, 29.49%, 11/19/23 . – –
991109156.UG.FTS.B, 29.49%, 11/19/23 . 9 9
991111004.UG.FTS.B, 29.49%, 11/19/23 .. 23 23
991111730.UG.FTS.B, 29.49%, 11/19/23 .. 80 80
991112305.UG.FTS.B, 29.49%, 11/19/23 .. 95 95
991112344.UG.FTS.B, 29.49%, 11/19/23 .. 20 20
991113013.UG.FTS.B, 29.49%, 11/19/23 .. 14 14

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991113074.UG.FTS.B, 29.49%, 11/19/23 .. $ 273 $ 272
991113771.UG.FTS.B, 29.49%, 11/19/23 .. 101 101
991114770.UG.FTS.B, 29.49%, 11/19/23 .. 12 12
991115413.UG.FTS.B, 29.49%, 11/19/23 .. 71 70
991115442.UG.FTS.B, 29.49%, 11/19/23 .. 91 6
991116343.UG.FTS.B, 29.49%, 11/19/23 .. 184 184
991116514.UG.FTS.B, 29.49%, 11/19/23 .. 72 72
991118360.UG.FTS.B, 29.49%, 11/19/23 .. 21 21
991121031.UG.FTS.B, 29.49%, 11/19/23 . 20 19
991121503.UG.FTS.B, 29.49%, 11/19/23 . 30 30
991122460.UG.FTS.B, 29.49%, 11/19/23 . 663 664
991125436.UG.FTS.B, 29.49%, 11/19/23 . 81 81
991125621.UG.FTS.B, 29.49%, 11/19/23 . 87 88
991127756.UG.FTS.B, 29.49%, 11/19/23 . 50 50
991128392.UG.FTS.B, 29.49%, 11/19/23 . 61 62
991130453.UG.FTS.B, 29.49%, 11/19/23 . 98 98
991130997.UG.FTS.B, 29.49%, 11/19/23 . 62 62
991132478.UG.FTS.B, 29.49%, 11/19/23 . 53 53
991133598.UG.FTS.B, 29.49%, 11/19/23 . 37 37
991133629.UG.FTS.B, 29.49%, 11/19/23 . 97 97
991139753.UG.FTS.B, 29.49%, 11/19/23 . – –
991139865.UG.FTS.B, 29.49%, 11/19/23 . 23 23
991142836.UG.FTS.B, 29.49%, 11/19/23 . 57 57
991144029.UG.FTS.B, 29.49%, 11/19/23 . 20 20
991145061.UG.FTS.B, 29.49%, 11/19/23 . 42 42
991148298.UG.FTS.B, 29.49%, 11/19/23 . 219 16
991149117.UG.FTS.B, 29.49%, 11/19/23 .. 433 434
991149147.UG.FTS.B, 29.49%, 11/19/23 . 1,104 1,106
991149343.UG.FTS.B, 29.49%, 11/19/23 . 419 310
991151700.UG.FTS.B, 29.49%, 11/19/23 . 12 12
991154103.UG.FTS.B, 29.49%, 11/19/23 . 13 13
991154172.UG.FTS.B, 29.49%, 11/19/23 . 55 55
991156373.UG.FTS.B, 29.49%, 11/19/23 . 62 62
991157560.UG.FTS.B, 29.49%, 11/19/23 . 146 145
991159545.UG.FTS.B, 29.49%, 11/19/23 . 8 8
991161298.UG.FTS.B, 29.49%, 11/19/23 . 56 56
991162658.UG.FTS.B, 29.49%, 11/19/23 . 167 167
991164793.UG.FTS.B, 29.49%, 11/19/23 . 183 181
991173395.UG.FTS.B, 29.49%, 11/19/23 . 20 20
991178189.UG.FTS.B, 29.49%, 11/19/23 . 33 33
991179282.UG.FTS.B, 29.49%, 11/19/23 . 26 26
991179290.UG.FTS.B, 29.49%, 11/19/23 . 142 140
991181878.UG.FTS.B, 29.49%, 11/19/23 . 25 25
991186431.UG.FTS.B, 29.49%, 11/19/23 . 26 25
991187139.UG.FTS.B, 29.49%, 11/19/23 . 112 111
991191231.UG.FTS.B, 29.49%, 11/19/23 . 87 86
991194815.UG.FTS.B, 29.49%, 11/19/23 . 50 50
991195337.UG.FTS.B, 29.49%, 11/19/23 . 17 17
991195453.UG.FTS.B, 29.49%, 11/19/23 . 60 60
991198724.UG.FTS.B, 29.49%, 11/19/23 . 40 40
991200289.UG.FTS.B, 29.49%, 11/19/23 . – –
991208345.UG.FTS.B, 29.49%, 11/19/23 . 42 42
991209803.UG.FTS.B, 29.49%, 11/19/23 . 99 98
991214900.UG.FTS.B, 29.49%, 11/19/23 . 97 96
991216986.UG.FTS.B, 29.49%, 11/19/23 . 121 121
991217550.UG.FTS.B, 29.49%, 11/19/23 . 614 616
991221843.UG.FTS.B, 29.49%, 11/19/23 . 17 17
991224682.UG.FTS.B, 29.49%, 11/19/23 . 14 14
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991229168.UG.FTS.B, 29.49%, 11/19/23 . $ 51 $ 50
991232161.UG.FTS.B, 29.49%, 11/19/23 . 61 61
991233960.UG.FTS.B, 29.49%, 11/19/23 . 207 205
991239048.UG.FTS.B, 29.49%, 11/19/23 . 428 425
991243542.UG.FTS.B, 29.49%, 11/19/23 . 124 18
991245485.UG.FTS.B, 29.49%, 11/19/23 . 263 260
991247382.UG.FTS.B, 29.49%, 11/19/23 . 15 14
991247703.UG.FTS.B, 29.49%, 11/19/23 . 8 8
991247718.UG.FTS.B, 29.49%, 11/19/23 . 76 (3)
991255003.UG.FTS.B, 29.49%, 11/19/23 . 118 117
991255805.UG.FTS.B, 29.49%, 11/19/23 . – –
991258298.UG.FTS.B, 29.49%, 11/19/23 . 29 28
991261267.UG.FTS.B, 29.49%, 11/19/23 . 237 (8)
991263117.UG.FTS.B, 29.49%, 11/19/23 . 11 11
991266447.UG.FTS.B, 29.49%, 11/19/23 . 432 432
991268756.UG.FTS.B, 29.49%, 11/19/23 . 56 56
991271359.UG.FTS.B, 29.49%, 11/19/23 . 2 2
991273851.UG.FTS.B, 29.49%, 11/19/23 . 44 44
991275610.UG.FTS.B, 29.49%, 11/19/23 . 24 24
991276787.UG.FTS.B, 29.49%, 11/19/23 . 152 151
991284044.UG.FTS.B, 29.49%, 11/19/23 . 149 147
991284977.UG.FTS.B, 29.49%, 11/19/23 . 87 86
991285666.UG.FTS.B, 29.49%, 11/19/23 . 32 32
991099032.UG.FTS.B, Zero Cpn, 11/20/23 80 5
991216452.UG.FTS.B, Zero Cpn, 11/20/23 388 27
991259786.UG.FTS.B, Zero Cpn, 11/20/23 67 5
991088718.UG.FTS.B, 18.47%, 11/20/23 . 220 216
991129469.UG.FTS.B, 18.71%, 11/20/23 . 286 282
991203940.UG.FTS.B, 18.71%, 11/20/23 . 132 130
991223604.UG.FTS.B, 18.71%, 11/20/23 . 211 209
991090157.UG.FTS.B, 19.3%, 11/20/23 .. 370 365
991223759.UG.FTS.B, 19.3%, 11/20/23 .. 78 78
991156345.UG.FTS.B, 19.96%, 11/20/23 . – –
991160337.UG.FTS.B, 19.99%, 11/20/23 . 190 188
991173118.UG.FTS.B, 19.99%, 11/20/23 .. 46 46
991140327.UG.FTS.B, 20.47%, 11/20/23 . 94 93
991245732.UG.FTS.B, 20.47%, 11/20/23 . 78 77
991122846.UG.FTS.B, 20.96%, 11/20/23 . 367 359
991129247.UG.FTS.B, 20.96%, 11/20/23 . 53 52
991110573.UG.FTS.B, 21.48%, 11/20/23 .. 153 151
991128464.UG.FTS.B, 21.48%, 11/20/23 . 191 188
991253213.UG.FTS.B, 21.48%, 11/20/23 . 103 101
991088077.UG.FTS.B, 22.47%, 11/20/23 . 426 420
991144324.UG.FTS.B, 22.47%, 11/20/23 . 69 68
991141025.UG.FTS.B, 23.45%, 11/20/23 . 145 142
991293457.UG.FTS.B, 23.45%, 11/20/23 . 9 9
991205662.UG.FTS.B, 25.45%, 11/20/23 . 46 45
991101785.UG.FTS.B, 28.48%, 11/20/23 . 60 60
991110614.UG.FTS.B, 28.48%, 11/20/23 .. 181 26
991119440.UG.FTS.B, 28.48%, 11/20/23 .. 1,128 1,124
991120295.UG.FTS.B, 28.48%, 11/20/23 . 62 62
991133949.UG.FTS.B, 28.48%, 11/20/23 . 92 91
991136789.UG.FTS.B, 28.48%, 11/20/23 . 71 71
991139388.UG.FTS.B, 28.48%, 11/20/23 . 144 145
991144509.UG.FTS.B, 28.48%, 11/20/23 . 19 19
991147217.UG.FTS.B, 28.48%, 11/20/23 . 64 64
991151706.UG.FTS.B, 28.48%, 11/20/23 . 80 80
991154518.UG.FTS.B, 28.48%, 11/20/23 . 142 141

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991156621.UG.FTS.B, 28.48%, 11/20/23 . $ 63 $ 9
991168480.UG.FTS.B, 28.48%, 11/20/23 . 91 90
991172523.UG.FTS.B, 28.48%, 11/20/23 . 65 64
991179629.UG.FTS.B, 28.48%, 11/20/23 . 72 72
991180290.UG.FTS.B, 28.48%, 11/20/23 . 299 300
991183278.UG.FTS.B, 28.48%, 11/20/23 . 92 92
991188196.UG.FTS.B, 28.48%, 11/20/23 . 274 272
991198064.UG.FTS.B, 28.48%, 11/20/23 . 31 31
991200208.UG.FTS.B, 28.48%, 11/20/23 . 65 66
991208366.UG.FTS.B, 28.48%, 11/20/23 . 115 116
991209934.UG.FTS.B, 28.48%, 11/20/23 . 805 806
991291675.UG.FTS.B, 28.48%, 11/20/23 . – –
991099375.UG.FTS.B, 29.48%, 11/20/23 . 63 64
991102937.UG.FTS.B, 29.48%, 11/20/23 . 22 22
991110336.UG.FTS.B, 29.48%, 11/20/23 .. 153 153
991114131.UG.FTS.B, 29.48%, 11/20/23 .. 85 85
991115984.UG.FTS.B, 29.48%, 11/20/23 .. 8 8
991144898.UG.FTS.B, 29.48%, 11/20/23 . 172 172
991167792.UG.FTS.B, 29.48%, 11/20/23 . 59 59
991188661.UG.FTS.B, 29.48%, 11/20/23 . 96 96
991189309.UG.FTS.B, 29.48%, 11/20/23 . 166 166
991200847.UG.FTS.B, 29.48%, 11/20/23 . – –
991236954.UG.FTS.B, 29.48%, 11/20/23 . 150 148
991246458.UG.FTS.B, 29.48%, 11/20/23 . 42 42
991273168.UG.FTS.B, 29.48%, 11/20/23 . – –
991282314.UG.FTS.B, 29.48%, 11/20/23 . 23 23
991299756.UG.FTS.B, 29.48%, 11/20/23 . 532 529
991100439.UG.FTS.B, 29.49%, 11/20/23 . 34 34
991103671.UG.FTS.B, 29.49%, 11/20/23 . – –
991103977.UG.FTS.B, 29.49%, 11/20/23 . 642 642
991104098.UG.FTS.B, 29.49%, 11/20/23 . 77 77
991104737.UG.FTS.B, 29.49%, 11/20/23 . 379 381
991106393.UG.FTS.B, 29.49%, 11/20/23 . 140 138
991106814.UG.FTS.B, 29.49%, 11/20/23 . 93 6
991107099.UG.FTS.B, 29.49%, 11/20/23 . 67 67
991107829.UG.FTS.B, 29.49%, 11/20/23 . 566 (23)
991109649.UG.FTS.B, 29.49%, 11/20/23 . 101 101
991111774.UG.FTS.B, 29.49%, 11/20/23 .. 54 53
991114689.UG.FTS.B, 29.49%, 11/20/23 .. 119 118
991115508.UG.FTS.B, 29.49%, 11/20/23 .. 102 102
991117155.UG.FTS.B, 29.49%, 11/20/23 .. 85 85
991117438.UG.FTS.B, 29.49%, 11/20/23 .. 79 79
991121552.UG.FTS.B, 29.49%, 11/20/23 . 93 93
991122701.UG.FTS.B, 29.49%, 11/20/23 . 81 81
991123928.UG.FTS.B, 29.49%, 11/20/23 . 142 139
991128759.UG.FTS.B, 29.49%, 11/20/23 . 159 158
991130319.UG.FTS.B, 29.49%, 11/20/23 . 378 379
991130622.UG.FTS.B, 29.49%, 11/20/23 . 162 162
991134006.UG.FTS.B, 29.49%, 11/20/23 . 312 312
991139325.UG.FTS.B, 29.49%, 11/20/23 . 77 77
991139933.UG.FTS.B, 29.49%, 11/20/23 . 11 11
991140513.UG.FTS.B, 29.49%, 11/20/23 . 35 35
991144398.UG.FTS.B, 29.49%, 11/20/23 . 47 47
991145208.UG.FTS.B, 29.49%, 11/20/23 . 91 78
991145726.UG.FTS.B, 29.49%, 11/20/23 . 99 99
991146373.UG.FTS.B, 29.49%, 11/20/23 . 361 25
991149619.UG.FTS.B, 29.49%, 11/20/23 . 155 156
991151110.UG.FTS.B, 29.49%, 11/20/23 .. 97 97
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991151258.UG.FTS.B, 29.49%, 11/20/23 . $ 151 $ 150
991151536.UG.FTS.B, 29.49%, 11/20/23 . 105 106
991152032.UG.FTS.B, 29.49%, 11/20/23 . 37 37
991155248.UG.FTS.B, 29.49%, 11/20/23 . 77 78
991156986.UG.FTS.B, 29.49%, 11/20/23 . 87 87
991163351.UG.FTS.B, 29.49%, 11/20/23 . 217 218
991163681.UG.FTS.B, 29.49%, 11/20/23 . 37 37
991164069.UG.FTS.B, 29.49%, 11/20/23 . 68 68
991164951.UG.FTS.B, 29.49%, 11/20/23 . 101 102
991165843.UG.FTS.B, 29.49%, 11/20/23 . 69 66
991168811.UG.FTS.B, 29.49%, 11/20/23 .. 12 12
991171687.UG.FTS.B, 29.49%, 11/20/23 . 44 44
991174051.UG.FTS.B, 29.49%, 11/20/23 . 2,095 2,088
991180132.UG.FTS.B, 29.49%, 11/20/23 . 31 31
991180907.UG.FTS.B, 29.49%, 11/20/23 . 21 21
991183499.UG.FTS.B, 29.49%, 11/20/23 . 180 26
991185357.UG.FTS.B, 29.49%, 11/20/23 . 157 156
991188129.UG.FTS.B, 29.49%, 11/20/23 . 28 28
991197351.UG.FTS.B, 29.49%, 11/20/23 . 2 2
991197732.UG.FTS.B, 29.49%, 11/20/23 . 168 165
991203157.UG.FTS.B, 29.49%, 11/20/23 . 86 86
991205178.UG.FTS.B, 29.49%, 11/20/23 . 61 60
991217754.UG.FTS.B, 29.49%, 11/20/23 . 186 186
991230774.UG.FTS.B, 29.49%, 11/20/23 . 75 74
991232040.UG.FTS.B, 29.49%, 11/20/23 . 70 70
991232318.UG.FTS.B, 29.49%, 11/20/23 . 73 5
991233281.UG.FTS.B, 29.49%, 11/20/23 . 72 (3)
991239892.UG.FTS.B, 29.49%, 11/20/23 . 122 121
991243067.UG.FTS.B, 29.49%, 11/20/23 . 21 21
991247130.UG.FTS.B, 29.49%, 11/20/23 . 110 109
991247425.UG.FTS.B, 29.49%, 11/20/23 . 73 73
991250047.UG.FTS.B, 29.49%, 11/20/23 . 97 96
991255249.UG.FTS.B, 29.49%, 11/20/23 . 28 28
991256470.UG.FTS.B, 29.49%, 11/20/23 . 94 7
991259458.UG.FTS.B, 29.49%, 11/20/23 . 42 42
991259611.UG.FTS.B, 29.49%, 11/20/23 . 13 13
991262795.UG.FTS.B, 29.49%, 11/20/23 . 70 69
991264888.UG.FTS.B, 29.49%, 11/20/23 . 241 239
991274797.UG.FTS.B, 29.49%, 11/20/23 . 35 35
991281627.UG.FTS.B, 29.49%, 11/20/23 . 8 8
991283030.UG.FTS.B, 29.49%, 11/20/23 . – –
991285054.UG.FTS.B, 29.49%, 11/20/23 . 18 18
991286245.UG.FTS.B, 29.49%, 11/20/23 . 60 60
991291019.UG.FTS.B, 29.49%, 11/20/23 . 22 22
991293258.UG.FTS.B, 29.49%, 11/20/23 . 61 60
991293573.UG.FTS.B, 29.49%, 11/20/23 . 80 79
991115754.UG.FTS.B, Zero Cpn, 11/21/23 208 14
991200417.UG.FTS.B, Zero Cpn, 11/21/23 66 5
991119059.UG.FTS.B, 18.47%, 11/21/23 .. 148 146
991174786.UG.FTS.B, 19.3%, 11/21/23 .. – –
991175322.UG.FTS.B, 19.3%, 11/21/23 .. 128 126
991181598.UG.FTS.B, 19.3%, 11/21/23 .. 30 29
991182650.UG.FTS.B, 19.3%, 11/21/23 .. 55 54
991267653.UG.FTS.B, 19.3%, 11/21/23 .. 469 461
991286223.UG.FTS.B, 19.96%, 11/21/23 . 441 433
991100085.UG.FTS.B, 19.99%, 11/21/23 . 159 159
991133519.UG.FTS.B, 19.99%, 11/21/23 . 63 63
991121139.UG.FTS.B, 20.47%, 11/21/23 .. 38 38

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991188090.UG.FTS.B, 20.47%, 11/21/23 . $ 16 $ 16
991121320.UG.FTS.B, 20.96%, 11/21/23 . 149 12
991122491.UG.FTS.B, 21.48%, 11/21/23 . 57 4
991142226.UG.FTS.B, 21.48%, 11/21/23 . 96 95
991171236.UG.FTS.B, 21.48%, 11/21/23 . 35 35
991177162.UG.FTS.B, 21.48%, 11/21/23 . 144 10
991119021.UG.FTS.B, 23.45%, 11/21/23 .. 1,088 1,071
991208956.UG.FTS.B, 23.45%, 11/21/23 . 81 (1)
991239973.UG.FTS.B, 23.45%, 11/21/23 . 572 42
991110444.UG.FTS.B, 25.44%, 11/21/23 .. 9 9
991126469.UG.FTS.B, 26.44%, 11/21/23 . 255 250
991146701.UG.FTS.B, 26.44%, 11/21/23 . – –
991100207.UG.FTS.B, 27.95%, 11/21/23 . 529 531
991100486.UG.FTS.B, 28.48%, 11/21/23 . 9 9
991107273.UG.FTS.B, 28.48%, 11/21/23 . 150 (5)
991111878.UG.FTS.B, 28.48%, 11/21/23 .. 435 423
991114125.UG.FTS.B, 28.48%, 11/21/23 .. 84 84
991123866.UG.FTS.B, 28.48%, 11/21/23 . 1,342 1,338
991136286.UG.FTS.B, 28.48%, 11/21/23 . 430 431
991143210.UG.FTS.B, 28.48%, 11/21/23 . 85 85
991144769.UG.FTS.B, 28.48%, 11/21/23 . 20 20
991178026.UG.FTS.B, 28.48%, 11/21/23 . 146 23
991179665.UG.FTS.B, 28.48%, 11/21/23 . 70 10
991179762.UG.FTS.B, 28.48%, 11/21/23 . 64 9
991192321.UG.FTS.B, 28.48%, 11/21/23 . 65 65
991201097.UG.FTS.B, 28.48%, 11/21/23 . 200 200
991206138.UG.FTS.B, 28.48%, 11/21/23 . 290 287
991214205.UG.FTS.B, 28.48%, 11/21/23 . 39 39
991216840.UG.FTS.B, 28.48%, 11/21/23 . 1,530 1,527
991217644.UG.FTS.B, 28.48%, 11/21/23 . 1,092 1,084
991244839.UG.FTS.B, 28.48%, 11/21/23 . 118 117
991250805.UG.FTS.B, 28.48%, 11/21/23 . – –
991252189.UG.FTS.B, 28.48%, 11/21/23 . 32 5
991258982.UG.FTS.B, 28.48%, 11/21/23 . 31 31
991098460.UG.FTS.B, 29.48%, 11/21/23 . – –
991100150.UG.FTS.B, 29.48%, 11/21/23 . 38 38
991100773.UG.FTS.B, 29.48%, 11/21/23 . 199 198
991101326.UG.FTS.B, 29.48%, 11/21/23 . 436 438
991107255.UG.FTS.B, 29.48%, 11/21/23 . 55 55
991116411.UG.FTS.B, 29.48%, 11/21/23 .. 1,242 1,240
991130518.UG.FTS.B, 29.48%, 11/21/23 . 23 23
991137525.UG.FTS.B, 29.48%, 11/21/23 . 57 57
991138019.UG.FTS.B, 29.48%, 11/21/23 . 226 221
991138181.UG.FTS.B, 29.48%, 11/21/23 . 184 180
991144416.UG.FTS.B, 29.48%, 11/21/23 . 90 90
991177225.UG.FTS.B, 29.48%, 11/21/23 . 1,857 1,846
991221688.UG.FTS.B, 29.48%, 11/21/23 . 270 271
991233225.UG.FTS.B, 29.48%, 11/21/23 . 95 94
991292382.UG.FTS.B, 29.48%, 11/21/23 . 23 22
991098955.UG.FTS.B, 29.49%, 11/21/23 . 439 62
991099469.UG.FTS.B, 29.49%, 11/21/23 . 126 124
991099712.UG.FTS.B, 29.49%, 11/21/23 . 278 279
991100230.UG.FTS.B, 29.49%, 11/21/23 . 83 84
991100952.UG.FTS.B, 29.49%, 11/21/23 . 63 63
991105392.UG.FTS.B, 29.49%, 11/21/23 . 114 9
991106046.UG.FTS.B, 29.49%, 11/21/23 . 3 3
991108274.UG.FTS.B, 29.49%, 11/21/23 . 369 368
991112069.UG.FTS.B, 29.49%, 11/21/23 .. 64 63
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991112493.UG.FTS.B, 29.49%, 11/21/23 .. $ 544 $ 542
991115516.UG.FTS.B, 29.49%, 11/21/23 .. 117 117
991116985.UG.FTS.B, 29.49%, 11/21/23 .. 233 234
991117400.UG.FTS.B, 29.49%, 11/21/23 .. 49 49
991118095.UG.FTS.B, 29.49%, 11/21/23 .. 217 216
991120556.UG.FTS.B, 29.49%, 11/21/23 . 445 447
991123249.UG.FTS.B, 29.49%, 11/21/23 . 184 185
991124358.UG.FTS.B, 29.49%, 11/21/23 . 120 120
991128135.UG.FTS.B, 29.49%, 11/21/23 . 1,242 1,247
991128360.UG.FTS.B, 29.49%, 11/21/23 . 47 47
991131051.UG.FTS.B, 29.49%, 11/21/23 . 148 11
991132928.UG.FTS.B, 29.49%, 11/21/23 . – –
991135079.UG.FTS.B, 29.49%, 11/21/23 . 587 584
991136907.UG.FTS.B, 29.49%, 11/21/23 . 113 112
991139500.UG.FTS.B, 29.49%, 11/21/23 . 269 (9)
991141067.UG.FTS.B, 29.49%, 11/21/23 . 431 433
991142973.UG.FTS.B, 29.49%, 11/21/23 . 120 119
991143329.UG.FTS.B, 29.49%, 11/21/23 . 72 72
991146542.UG.FTS.B, 29.49%, 11/21/23 . 268 224
991147427.UG.FTS.B, 29.49%, 11/21/23 . 125 126
991148395.UG.FTS.B, 29.49%, 11/21/23 . 62 62
991148944.UG.FTS.B, 29.49%, 11/21/23 . 184 184
991150239.UG.FTS.B, 29.49%, 11/21/23 . 71 71
991150414.UG.FTS.B, 29.49%, 11/21/23 . 44 44
991151271.UG.FTS.B, 29.49%, 11/21/23 . 73 56
991156144.UG.FTS.B, 29.49%, 11/21/23 . 4 4
991159041.UG.FTS.B, 29.49%, 11/21/23 . 238 237
991164538.UG.FTS.B, 29.49%, 11/21/23 . 94 91
991164665.UG.FTS.B, 29.49%, 11/21/23 . 63 62
991168286.UG.FTS.B, 29.49%, 11/21/23 . 85 83
991172015.UG.FTS.B, 29.49%, 11/21/23 . 79 79
991172897.UG.FTS.B, 29.49%, 11/21/23 . 517 518
991177356.UG.FTS.B, 29.49%, 11/21/23 . 268 267
991178204.UG.FTS.B, 29.49%, 11/21/23 . 519 520
991179715.UG.FTS.B, 29.49%, 11/21/23 . 139 140
991181774.UG.FTS.B, 29.49%, 11/21/23 . 153 153
991182907.UG.FTS.B, 29.49%, 11/21/23 . 22 22
991185083.UG.FTS.B, 29.49%, 11/21/23 . 38 37
991186328.UG.FTS.B, 29.49%, 11/21/23 . 45 45
991190043.UG.FTS.B, 29.49%, 11/21/23 . 250 248
991190202.UG.FTS.B, 29.49%, 11/21/23 . 65 65
991192026.UG.FTS.B, 29.49%, 11/21/23 . – –
991193371.UG.FTS.B, 29.49%, 11/21/23 . 72 5
991198358.UG.FTS.B, 29.49%, 11/21/23 . 39 14
991208015.UG.FTS.B, 29.49%, 11/21/23 . 118 118
991210218.UG.FTS.B, 29.49%, 11/21/23 . 74 74
991210916.UG.FTS.B, 29.49%, 11/21/23 . 85 84
991214741.UG.FTS.B, 29.49%, 11/21/23 . 143 143
991215158.UG.FTS.B, 29.49%, 11/21/23 . 549 77
991218135.UG.FTS.B, 29.49%, 11/21/23 . 92 93
991221411.UG.FTS.B, 29.49%, 11/21/23 . 12 12
991231505.UG.FTS.B, 29.49%, 11/21/23 . – –
991245012.UG.FTS.B, 29.49%, 11/21/23 . 53 53
991247154.UG.FTS.B, 29.49%, 11/21/23 . 1,459 104
991256043.UG.FTS.B, 29.49%, 11/21/23 . 13 13
991257293.UG.FTS.B, 29.49%, 11/21/23 . 116 113
991259486.UG.FTS.B, 29.49%, 11/21/23 . 38 13
991262256.UG.FTS.B, 29.49%, 11/21/23 . 110 8

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991263857.UG.FTS.B, 29.49%, 11/21/23 . $ 39 $ 38
991279661.UG.FTS.B, 29.49%, 11/21/23 . 12 12
991280311.UG.FTS.B, 29.49%, 11/21/23 . 197 196
991288030.UG.FTS.B, 29.49%, 11/21/23 . 55 55
991289243.UG.FTS.B, 29.49%, 11/21/23 . 40 40
991292780.UG.FTS.B, 29.49%, 11/21/23 . 42 42
991295513.UG.FTS.B, 29.49%, 11/21/23 . 38 37
991295848.UG.FTS.B, 29.49%, 11/21/23 . 26 26
991103985.UG.FTS.B, Zero Cpn, 11/22/23 1,054 73
991130013.UG.FTS.B, Zero Cpn, 11/22/23 135 9
991208599.UG.FTS.B, Zero Cpn, 11/22/23 53 4
991208894.UG.FTS.B, Zero Cpn, 11/22/23 88 6
991110555.UG.FTS.B, 18.71%, 11/22/23 .. 68 67
991128782.UG.FTS.B, 19.3%, 11/22/23 .. 97 96
991131888.UG.FTS.B, 19.3%, 11/22/23 .. 668 657
991159245.UG.FTS.B, 19.3%, 11/22/23 .. 113 112
991188961.UG.FTS.B, 19.3%, 11/22/23 .. 65 64
991107401.UG.FTS.B, 19.96%, 11/22/23 . 34 34
991167032.UG.FTS.B, 19.96%, 11/22/23 . 1,204 (4)
991210107.UG.FTS.B, 19.96%, 11/22/23 . 1,711 1,689
991194598.UG.FTS.B, 20.47%, 11/22/23 . 80 78
991219767.UG.FTS.B, 20.47%, 11/22/23 . 39 39
991104332.UG.FTS.B, 20.48%, 11/22/23 . 496 487
991102218.UG.FTS.B, 21.48%, 11/22/23 . 77 76
991130918.UG.FTS.B, 21.48%, 11/22/23 . 118 116
991216544.UG.FTS.B, 21.48%, 11/22/23 . 355 349
991226181.UG.FTS.B, 21.48%, 11/22/23 . 124 122
991122505.UG.FTS.B, 22.47%, 11/22/23 . 98 22
991116892.UG.FTS.B, 23.45%, 11/22/23 .. – –
991130316.UG.FTS.B, 23.45%, 11/22/23 . 121 119
991270560.UG.FTS.B, 23.45%, 11/22/23 . 26 25
991296702.UG.FTS.B, 25.44%, 11/22/23 . – –
991099015.UG.FTS.B, 27.99%, 11/22/23 . 119 119
991099635.UG.FTS.B, 27.99%, 11/22/23 . 60 60
991147302.UG.FTS.B, 27.99%, 11/22/23 . 32 32
991100713.UG.FTS.B, 28.48%, 11/22/23 . 72 72
991105789.UG.FTS.B, 28.48%, 11/22/23 . 243 240
991106530.UG.FTS.B, 28.48%, 11/22/23 . 20 20
991107100.UG.FTS.B, 28.48%, 11/22/23 . 1 1
991107234.UG.FTS.B, 28.48%, 11/22/23 . 16 16
991108827.UG.FTS.B, 28.48%, 11/22/23 . 45 45
991114808.UG.FTS.B, 28.48%, 11/22/23 .. 172 172
991117144.UG.FTS.B, 28.48%, 11/22/23 .. 21 21
991123749.UG.FTS.B, 28.48%, 11/22/23 . 19 19
991123958.UG.FTS.B, 28.48%, 11/22/23 . 156 156
991124215.UG.FTS.B, 28.48%, 11/22/23 . 113 113
991132728.UG.FTS.B, 28.48%, 11/22/23 . 341 339
991135863.UG.FTS.B, 28.48%, 11/22/23 . 42 42
991153431.UG.FTS.B, 28.48%, 11/22/23 . 355 356
991177780.UG.FTS.B, 28.48%, 11/22/23 . 92 92
991178073.UG.FTS.B, 28.48%, 11/22/23 . 38 38
991193001.UG.FTS.B, 28.48%, 11/22/23 . 58 58
991193427.UG.FTS.B, 28.48%, 11/22/23 . 17 17
991204529.UG.FTS.B, 28.48%, 11/22/23 . 62 62
991207461.UG.FTS.B, 28.48%, 11/22/23 . 7 6
991298377.UG.FTS.B, 28.48%, 11/22/23 . 30 30
991106616.UG.FTS.B, 29.47%, 11/22/23 . 359 52
991101762.UG.FTS.B, 29.48%, 11/22/23 . 117 118
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991105231.UG.FTS.B, 29.48%, 11/22/23 . $ 168 $ 24
991105725.UG.FTS.B, 29.48%, 11/22/23 . 54 55
991106488.UG.FTS.B, 29.48%, 11/22/23 . 1,236 177
991106614.UG.FTS.B, 29.48%, 11/22/23 . 63 63
991109474.UG.FTS.B, 29.48%, 11/22/23 . 323 (5)
991113377.UG.FTS.B, 29.48%, 11/22/23 .. 313 310
991114774.UG.FTS.B, 29.48%, 11/22/23 .. 239 181
991122236.UG.FTS.B, 29.48%, 11/22/23 . 17 17
991148046.UG.FTS.B, 29.48%, 11/22/23 . 145 (2)
991159235.UG.FTS.B, 29.48%, 11/22/23 . 1,173 1,163
991187472.UG.FTS.B, 29.48%, 11/22/23 . 66 (3)
991193777.UG.FTS.B, 29.48%, 11/22/23 . 41 41
991208515.UG.FTS.B, 29.48%, 11/22/23 . – –
991259545.UG.FTS.B, 29.48%, 11/22/23 . 98 97
991273757.UG.FTS.B, 29.48%, 11/22/23 . 46 45
991098153.UG.FTS.B, 29.49%, 11/22/23 . 28 28
991098845.UG.FTS.B, 29.49%, 11/22/23 . 315 312
991099882.UG.FTS.B, 29.49%, 11/22/23 . 102 102
991100233.UG.FTS.B, 29.49%, 11/22/23 . 104 104
991101825.UG.FTS.B, 29.49%, 11/22/23 . 106 107
991101826.UG.FTS.B, 29.49%, 11/22/23 . 27 27
991102687.UG.FTS.B, 29.49%, 11/22/23 . 47 47
991102716.UG.FTS.B, 29.49%, 11/22/23 . 80 35
991102833.UG.FTS.B, 29.49%, 11/22/23 . 241 237
991103085.UG.FTS.B, 29.49%, 11/22/23 . 321 322
991103927.UG.FTS.B, 29.49%, 11/22/23 . 11 11
991104436.UG.FTS.B, 29.49%, 11/22/23 . 142 142
991104611.UG.FTS.B, 29.49%, 11/22/23 .. – –
991104734.UG.FTS.B, 29.49%, 11/22/23 . 526 521
991104907.UG.FTS.B, 29.49%, 11/22/23 . 63 62
991105964.UG.FTS.B, 29.49%, 11/22/23 . 115 115
991106568.UG.FTS.B, 29.49%, 11/22/23 . 264 264
991106759.UG.FTS.B, 29.49%, 11/22/23 . 57 56
991107039.UG.FTS.B, 29.49%, 11/22/23 . 77 77
991107592.UG.FTS.B, 29.49%, 11/22/23 . 186 187
991108009.UG.FTS.B, 29.49%, 11/22/23 . 889 (34)
991108043.UG.FTS.B, 29.49%, 11/22/23 . 27 27
991108360.UG.FTS.B, 29.49%, 11/22/23 . 8 8
991108861.UG.FTS.B, 29.49%, 11/22/23 . 127 19
991109472.UG.FTS.B, 29.49%, 11/22/23 . 12 12
991110535.UG.FTS.B, 29.49%, 11/22/23 .. 340 342
991111957.UG.FTS.B, 29.49%, 11/22/23 .. 101 100
991115233.UG.FTS.B, 29.49%, 11/22/23 .. 428 427
991117728.UG.FTS.B, 29.49%, 11/22/23 .. – –
991123719.UG.FTS.B, 29.49%, 11/22/23 . 72 72
991124840.UG.FTS.B, 29.49%, 11/22/23 . 84 84
991125143.UG.FTS.B, 29.49%, 11/22/23 . 152 153
991125923.UG.FTS.B, 29.49%, 11/22/23 . 119 119
991127190.UG.FTS.B, 29.49%, 11/22/23 . 83 81
991130907.UG.FTS.B, 29.49%, 11/22/23 . 109 106
991131752.UG.FTS.B, 29.49%, 11/22/23 . 125 96
991134301.UG.FTS.B, 29.49%, 11/22/23 . 50 50
991135207.UG.FTS.B, 29.49%, 11/22/23 . 160 159
991136157.UG.FTS.B, 29.49%, 11/22/23 . 76 76
991136773.UG.FTS.B, 29.49%, 11/22/23 . 162 163
991137276.UG.FTS.B, 29.49%, 11/22/23 . 71 71
991138760.UG.FTS.B, 29.49%, 11/22/23 . 522 522
991140267.UG.FTS.B, 29.49%, 11/22/23 . 51 (2)

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991140300.UG.FTS.B, 29.49%, 11/22/23 . $ 228 $ 227
991140775.UG.FTS.B, 29.49%, 11/22/23 . 81 81
991141532.UG.FTS.B, 29.49%, 11/22/23 . 93 93
991145029.UG.FTS.B, 29.49%, 11/22/23 . 63 63
991145513.UG.FTS.B, 29.49%, 11/22/23 . 14 13
991146596.UG.FTS.B, 29.49%, 11/22/23 . 244 244
991149872.UG.FTS.B, 29.49%, 11/22/23 . 569 572
991150162.UG.FTS.B, 29.49%, 11/22/23 . 95 94
991154514.UG.FTS.B, 29.49%, 11/22/23 . 36 36
991155306.UG.FTS.B, 29.49%, 11/22/23 . 42 42
991155530.UG.FTS.B, 29.49%, 11/22/23 . 150 149
991156513.UG.FTS.B, 29.49%, 11/22/23 . 165 13
991158633.UG.FTS.B, 29.49%, 11/22/23 . 153 (5)
991158967.UG.FTS.B, 29.49%, 11/22/23 . 107 8
991160297.UG.FTS.B, 29.49%, 11/22/23 . 81 81
991162200.UG.FTS.B, 29.49%, 11/22/23 . 241 240
991163098.UG.FTS.B, 29.49%, 11/22/23 . 127 128
991172183.UG.FTS.B, 29.49%, 11/22/23 . 136 135
991174255.UG.FTS.B, 29.49%, 11/22/23 . 68 68
991174940.UG.FTS.B, 29.49%, 11/22/23 . 28 27
991177673.UG.FTS.B, 29.49%, 11/22/23 . 11 11
991178176.UG.FTS.B, 29.49%, 11/22/23 . 70 69
991179177.UG.FTS.B, 29.49%, 11/22/23 . 153 153
991179352.UG.FTS.B, 29.49%, 11/22/23 . 26 26
991182784.UG.FTS.B, 29.49%, 11/22/23 . 44 43
991187032.UG.FTS.B, 29.49%, 11/22/23 . 108 108
991188329.UG.FTS.B, 29.49%, 11/22/23 . – –
991190151.UG.FTS.B, 29.49%, 11/22/23 . 48 47
991190714.UG.FTS.B, 29.49%, 11/22/23 . 66 66
991193399.UG.FTS.B, 29.49%, 11/22/23 . 209 207
991199912.UG.FTS.B, 29.49%, 11/22/23 . 164 74
991202997.UG.FTS.B, 29.49%, 11/22/23 . 123 (5)
991205716.UG.FTS.B, 29.49%, 11/22/23 . 17 16
991206844.UG.FTS.B, 29.49%, 11/22/23 . 46 46
991213764.UG.FTS.B, 29.49%, 11/22/23 . 30 30
991218188.UG.FTS.B, 29.49%, 11/22/23 . 62 63
991220085.UG.FTS.B, 29.49%, 11/22/23 . 13 13
991220421.UG.FTS.B, 29.49%, 11/22/23 . 41 7
991225043.UG.FTS.B, 29.49%, 11/22/23 . 430 432
991229113.UG.FTS.B, 29.49%, 11/22/23 . 77 76
991234579.UG.FTS.B, 29.49%, 11/22/23 . 225 223
991235816.UG.FTS.B, 29.49%, 11/22/23 . 68 68
991239165.UG.FTS.B, 29.49%, 11/22/23 . 261 261
991239272.UG.FTS.B, 29.49%, 11/22/23 . 136 20
991239824.UG.FTS.B, 29.49%, 11/22/23 . 153 154
991245336.UG.FTS.B, 29.49%, 11/22/23 . 169 168
991247716.UG.FTS.B, 29.49%, 11/22/23 . 261 261
991247778.UG.FTS.B, 29.49%, 11/22/23 . 66 66
991254689.UG.FTS.B, 29.49%, 11/22/23 . 848 842
991260753.UG.FTS.B, 29.49%, 11/22/23 . 51 50
991261949.UG.FTS.B, 29.49%, 11/22/23 . 55 55
991273331.UG.FTS.B, 29.49%, 11/22/23 . 8 8
991277853.UG.FTS.B, 29.49%, 11/22/23 . 128 126
991280461.UG.FTS.B, 29.49%, 11/22/23 . 3 3
991283256.UG.FTS.B, 29.49%, 11/22/23 . 18 18
991289422.UG.FTS.B, 29.49%, 11/22/23 . 144 143
991297769.UG.FTS.B, 29.49%, 11/22/23 . 40 40
991301137.UG.FTS.B, 29.49%, 11/22/23 . 188 14
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991302857.UG.FTS.B, 29.49%, 11/22/23 . $ 21 $ 21
991305655.UG.FTS.B, 29.49%, 11/22/23 . 102 100
991307782.UG.FTS.B, 29.49%, 11/22/23 . 42 42
991102589.UG.FTS.B, 29.98%, 11/22/23 . 62 62
991112668.UG.FTS.B, Zero Cpn, 11/23/23 78 5
991122664.UG.FTS.B, Zero Cpn, 11/23/23 101 7
991189945.UG.FTS.B, Zero Cpn, 11/23/23 69 5
991195079.UG.FTS.B, Zero Cpn, 11/23/23 374 26
991280867.UG.FTS.B, Zero Cpn, 11/23/23 40 3
991302254.UG.FTS.B, Zero Cpn, 11/23/23 161 11
991105294.UG.FTS.B, 19.3%, 11/23/23 .. 661 667
991160586.UG.FTS.B, 19.96%, 11/23/23 . 106 105
991166244.UG.FTS.B, 19.96%, 11/23/23 . 18 18
991291121.UG.FTS.B, 19.96%, 11/23/23 . 79 78
991298830.UG.FTS.B, 19.96%, 11/23/23 . 1,042 1,030
991150634.UG.FTS.B, 19.99%, 11/23/23 . 36 35
991174650.UG.FTS.B, 19.99%, 11/23/23 . 120 118
991188131.UG.FTS.B, 19.99%, 11/23/23 . 183 182
991194396.UG.FTS.B, 19.99%, 11/23/23 . 128 128
991158048.UG.FTS.B, 20.47%, 11/23/23 . 27 26
991232886.UG.FTS.B, 20.47%, 11/23/23 . 37 36
991115402.UG.FTS.B, 20.96%, 11/23/23 .. 84 83
991287696.UG.FTS.B, 20.96%, 11/23/23 . 145 142
991120730.UG.FTS.B, 21.48%, 11/23/23 . 51 51
991131837.UG.FTS.B, 21.48%, 11/23/23 . 176 15
991193854.UG.FTS.B, 21.48%, 11/23/23 . 87 86
991224752.UG.FTS.B, 21.48%, 11/23/23 . 119 117
991262145.UG.FTS.B, 21.48%, 11/23/23 . 35 2
991161491.UG.FTS.B, 22.47%, 11/23/23 . 142 141
991301029.UG.FTS.B, 27.99%, 11/23/23 . 10 10
991308890.UG.FTS.B, 27.99%, 11/23/23 . 46 46
991107237.UG.FTS.B, 28.48%, 11/23/23 . 63 5
991109056.UG.FTS.B, 28.48%, 11/23/23 . – –
991109812.UG.FTS.B, 28.48%, 11/23/23 . 278 284
991113930.UG.FTS.B, 28.48%, 11/23/23 .. 95 95
991118848.UG.FTS.B, 28.48%, 11/23/23 .. 92 93
991122874.UG.FTS.B, 28.48%, 11/23/23 . 257 258
991126218.UG.FTS.B, 28.48%, 11/23/23 . 316 317
991139072.UG.FTS.B, 28.48%, 11/23/23 . 254 255
991148130.UG.FTS.B, 28.48%, 11/23/23 . 61 60
991149182.UG.FTS.B, 28.48%, 11/23/23 . 210 18
991172431.UG.FTS.B, 28.48%, 11/23/23 . 71 71
991191502.UG.FTS.B, 28.48%, 11/23/23 . 21 21
991196206.UG.FTS.B, 28.48%, 11/23/23 . 27 27
991231629.UG.FTS.B, 28.48%, 11/23/23 . 26 26
991239623.UG.FTS.B, 28.48%, 11/23/23 . 338 335
991276620.UG.FTS.B, 28.48%, 11/23/23 . – –
991279906.UG.FTS.B, 28.48%, 11/23/23 . 115 117
991280037.UG.FTS.B, 28.48%, 11/23/23 . 67 67
991281094.UG.FTS.B, 28.48%, 11/23/23 . – –
991317220.UG.FTS.B, 28.48%, 11/23/23 . 281 283
991114228.UG.FTS.B, 29.48%, 11/23/23 .. 116 116
991116041.UG.FTS.B, 29.48%, 11/23/23 .. 90 90
991121408.UG.FTS.B, 29.48%, 11/23/23 . 143 10
991121901.UG.FTS.B, 29.48%, 11/23/23 . 155 155
991122886.UG.FTS.B, 29.48%, 11/23/23 . 137 141
991140139.UG.FTS.B, 29.48%, 11/23/23 . 63 62
991145127.UG.FTS.B, 29.48%, 11/23/23 . 71 69

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991166312.UG.FTS.B, 29.48%, 11/23/23 . $ 89 $ 13
991169530.UG.FTS.B, 29.48%, 11/23/23 . 113 112
991172585.UG.FTS.B, 29.48%, 11/23/23 . 92 92
991217359.UG.FTS.B, 29.48%, 11/23/23 . 135 136
991251198.UG.FTS.B, 29.48%, 11/23/23 . – –
991306783.UG.FTS.B, 29.48%, 11/23/23 . 37 37
991312091.UG.FTS.B, 29.48%, 11/23/23 . 48 49
991312802.UG.FTS.B, 29.48%, 11/23/23 . 238 181
991105146.UG.FTS.B, 29.49%, 11/23/23 . – –
991105591.UG.FTS.B, 29.49%, 11/23/23 . 459 452
991105687.UG.FTS.B, 29.49%, 11/23/23 . 278 275
991105748.UG.FTS.B, 29.49%, 11/23/23 . 48 48
991106054.UG.FTS.B, 29.49%, 11/23/23 . 397 409
991106382.UG.FTS.B, 29.49%, 11/23/23 . 117 117
991106421.UG.FTS.B, 29.49%, 11/23/23 . 117 117
991106756.UG.FTS.B, 29.49%, 11/23/23 . 177 178
991107142.UG.FTS.B, 29.49%, 11/23/23 . 386 386
991107562.UG.FTS.B, 29.49%, 11/23/23 . 211 211
991108375.UG.FTS.B, 29.49%, 11/23/23 . 380 379
991108441.UG.FTS.B, 29.49%, 11/23/23 . 200 200
991108457.UG.FTS.B, 29.49%, 11/23/23 . 28 27
991109745.UG.FTS.B, 29.49%, 11/23/23 . 152 152
991110866.UG.FTS.B, 29.49%, 11/23/23 .. 305 303
991111224.UG.FTS.B, 29.49%, 11/23/23 .. 101 101
991111433.UG.FTS.B, 29.49%, 11/23/23 .. 48 49
991113918.UG.FTS.B, 29.49%, 11/23/23 .. 154 157
991114266.UG.FTS.B, 29.49%, 11/23/23 .. – –
991114290.UG.FTS.B, 29.49%, 11/23/23 .. 421 421
991114512.UG.FTS.B, 29.49%, 11/23/23 .. 124 123
991116067.UG.FTS.B, 29.49%, 11/23/23 .. 162 160
991116199.UG.FTS.B, 29.49%, 11/23/23 .. 346 343
991116243.UG.FTS.B, 29.49%, 11/23/23 .. 18 18
991116796.UG.FTS.B, 29.49%, 11/23/23 .. 7 7
991117236.UG.FTS.B, 29.49%, 11/23/23 .. 29 29
991122211.UG.FTS.B, 29.49%, 11/23/23 .. 49 49
991122535.UG.FTS.B, 29.49%, 11/23/23 . 103 101
991123210.UG.FTS.B, 29.49%, 11/23/23 . 325 323
991125159.UG.FTS.B, 29.49%, 11/23/23 . 118 119
991125565.UG.FTS.B, 29.49%, 11/23/23 . 132 132
991128208.UG.FTS.B, 29.49%, 11/23/23 . 400 22
991129075.UG.FTS.B, 29.49%, 11/23/23 . 81 80
991130949.UG.FTS.B, 29.49%, 11/23/23 . 111 110
991133821.UG.FTS.B, 29.49%, 11/23/23 . 69 68
991136202.UG.FTS.B, 29.49%, 11/23/23 . – –
991136597.UG.FTS.B, 29.49%, 11/23/23 . 62 62
991137842.UG.FTS.B, 29.49%, 11/23/23 . 105 106
991138422.UG.FTS.B, 29.49%, 11/23/23 . 211 211
991140253.UG.FTS.B, 29.49%, 11/23/23 . 177 178
991141758.UG.FTS.B, 29.49%, 11/23/23 . 93 94
991145034.UG.FTS.B, 29.49%, 11/23/23 . 62 62
991146851.UG.FTS.B, 29.49%, 11/23/23 . 232 231
991147437.UG.FTS.B, 29.49%, 11/23/23 . 29 29
991148747.UG.FTS.B, 29.49%, 11/23/23 . 969 967
991151933.UG.FTS.B, 29.49%, 11/23/23 . 40 40
991152552.UG.FTS.B, 29.49%, 11/23/23 . 7 7
991153893.UG.FTS.B, 29.49%, 11/23/23 . 46 46
991158154.UG.FTS.B, 29.49%, 11/23/23 . 87 87
991158531.UG.FTS.B, 29.49%, 11/23/23 . 14 14
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991160001.UG.FTS.B, 29.49%, 11/23/23 . $ 305 $ (13)
991161686.UG.FTS.B, 29.49%, 11/23/23 . 73 72
991162502.UG.FTS.B, 29.49%, 11/23/23 . 118 118
991165285.UG.FTS.B, 29.49%, 11/23/23 . 31 5
991167616.UG.FTS.B, 29.49%, 11/23/23 . 62 62
991168010.UG.FTS.B, 29.49%, 11/23/23 . 69 10
991168725.UG.FTS.B, 29.49%, 11/23/23 . 62 62
991174195.UG.FTS.B, 29.49%, 11/23/23 . 85 86
991175302.UG.FTS.B, 29.49%, 11/23/23 . 124 123
991182437.UG.FTS.B, 29.49%, 11/23/23 . 26 25
991185725.UG.FTS.B, 29.49%, 11/23/23 . 987 978
991185856.UG.FTS.B, 29.49%, 11/23/23 . 91 92
991186721.UG.FTS.B, 29.49%, 11/23/23 . 53 4
991187798.UG.FTS.B, 29.49%, 11/23/23 . 139 10
991194741.UG.FTS.B, 29.49%, 11/23/23 . 293 294
991196579.UG.FTS.B, 29.49%, 11/23/23 . 1,544 1,545
991207799.UG.FTS.B, 29.49%, 11/23/23 . 46 38
991209026.UG.FTS.B, 29.49%, 11/23/23 . 178 179
991209613.UG.FTS.B, 29.49%, 11/23/23 . 42 41
991215672.UG.FTS.B, 29.49%, 11/23/23 . 426 425
991217039.UG.FTS.B, 29.49%, 11/23/23 . 148 148
991217199.UG.FTS.B, 29.49%, 11/23/23 . 62 62
991218537.UG.FTS.B, 29.49%, 11/23/23 . 369 371
991221448.UG.FTS.B, 29.49%, 11/23/23 . 66 10
991223450.UG.FTS.B, 29.49%, 11/23/23 . 13 13
991228935.UG.FTS.B, 29.49%, 11/23/23 . 34 34
991230373.UG.FTS.B, 29.49%, 11/23/23 . 132 131
991231083.UG.FTS.B, 29.49%, 11/23/23 . 82 81
991245290.UG.FTS.B, 29.49%, 11/23/23 . 42 42
991247741.UG.FTS.B, 29.49%, 11/23/23 . 35 35
991249348.UG.FTS.B, 29.49%, 11/23/23 . 41 40
991251163.UG.FTS.B, 29.49%, 11/23/23 . 71 (3)
991255103.UG.FTS.B, 29.49%, 11/23/23 . 27 27
991258669.UG.FTS.B, 29.49%, 11/23/23 . 180 179
991260078.UG.FTS.B, 29.49%, 11/23/23 . 104 103
991262693.UG.FTS.B, 29.49%, 11/23/23 . 249 247
991281491.UG.FTS.B, 29.49%, 11/23/23 . 62 63
991281569.UG.FTS.B, 29.49%, 11/23/23 . 317 315
991284842.UG.FTS.B, 29.49%, 11/23/23 . 82 12
991288271.UG.FTS.B, 29.49%, 11/23/23 . 2 2
991295168.UG.FTS.B, 29.49%, 11/23/23 . 28 28
991299164.UG.FTS.B, 29.49%, 11/23/23 . 225 16
991306864.UG.FTS.B, 29.49%, 11/23/23 . 179 4
991308824.UG.FTS.B, 29.49%, 11/23/23 . 36 35
991317445.UG.FTS.B, 29.49%, 11/23/23 . 15 15
991116355.UG.FTS.B, Zero Cpn, 11/24/23 3 –
991126756.UG.FTS.B, Zero Cpn, 11/24/23 189 13
991129299.UG.FTS.B, Zero Cpn, 11/24/23 389 26
991148308.UG.FTS.B, Zero Cpn, 11/24/23 95 6
991111753.UG.FTS.B, 18.47%, 11/24/23 .. 14 14
991239155.UG.FTS.B, 18.47%, 11/24/23 . 81 80
991285654.UG.FTS.B, 18.47%, 11/24/23 . 293 288
991117610.UG.FTS.B, 18.71%, 11/24/23 .. 36 36
991143842.UG.FTS.B, 18.71%, 11/24/23 . 247 244
991181842.UG.FTS.B, 18.71%, 11/24/23 . 100 99
991162322.UG.FTS.B, 19.3%, 11/24/23 .. 109 108
991286624.UG.FTS.B, 19.3%, 11/24/23 .. 176 173
991140620.UG.FTS.B, 19.96%, 11/24/23 . 121 119

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991181047.UG.FTS.B, 19.96%, 11/24/23 . $ – $ –
991237057.UG.FTS.B, 19.96%, 11/24/23 . 35 34
991298103.UG.FTS.B, 19.96%, 11/24/23 . 12 12
991152782.UG.FTS.B, 19.99%, 11/24/23 . 106 105
991140485.UG.FTS.B, 20.47%, 11/24/23 . 531 524
991293819.UG.FTS.B, 20.47%, 11/24/23 . 38 38
991139422.UG.FTS.B, 20.96%, 11/24/23 . 41 41
991266149.UG.FTS.B, 20.96%, 11/24/23 . 382 2
991320410.UG.FTS.B, 20.96%, 11/24/23 . 47 47
991120429.UG.FTS.B, 21.48%, 11/24/23 . 50 –
991143058.UG.FTS.B, 22.47%, 11/24/23 . 734 722
991158541.UG.FTS.B, 22.47%, 11/24/23 . 207 204
991180826.UG.FTS.B, 22.47%, 11/24/23 . 432 425
991232470.UG.FTS.B, 22.47%, 11/24/23 . 138 136
991127919.UG.FTS.B, 23.45%, 11/24/23 . 78 76
991198878.UG.FTS.B, 23.45%, 11/24/23 . 244 240
991184611.UG.FTS.B, 24.45%, 11/24/23 .. 220 18
991145975.UG.FTS.B, 25.45%, 11/24/23 . 60 59
991191793.UG.FTS.B, 25.45%, 11/24/23 . 151 149
991213937.UG.FTS.B, 25.45%, 11/24/23 . 13 13
991320036.UG.FTS.B, 26.44%, 11/24/23 . 661 659
991111700.UG.FTS.B, 28.48%, 11/24/23 .. 222 227
991112979.UG.FTS.B, 28.48%, 11/24/23 .. 87 87
991113363.UG.FTS.B, 28.48%, 11/24/23 .. 352 354
991116569.UG.FTS.B, 28.48%, 11/24/23 .. 135 135
991133676.UG.FTS.B, 28.48%, 11/24/23 . 79 79
991144251.UG.FTS.B, 28.48%, 11/24/23 . 37 37
991164223.UG.FTS.B, 28.48%, 11/24/23 . 322 316
991186384.UG.FTS.B, 28.48%, 11/24/23 . 267 266
991195835.UG.FTS.B, 28.48%, 11/24/23 . 33 33
991200674.UG.FTS.B, 28.48%, 11/24/23 . 110 82
991202260.UG.FTS.B, 28.48%, 11/24/23 . 62 62
991247495.UG.FTS.B, 28.48%, 11/24/23 . 576 568
991249491.UG.FTS.B, 28.48%, 11/24/23 . 101 100
991252747.UG.FTS.B, 28.48%, 11/24/23 . 376 27
991264497.UG.FTS.B, 28.48%, 11/24/23 . 35 35
991277786.UG.FTS.B, 28.48%, 11/24/23 . 25 25
991283897.UG.FTS.B, 28.48%, 11/24/23 . 52 52
991287114.UG.FTS.B, 28.48%, 11/24/23 . 50 51
991293396.UG.FTS.B, 28.48%, 11/24/23 . 52 51
991296637.UG.FTS.B, 28.48%, 11/24/23 . 117 116
991311973.UG.FTS.B, 28.48%, 11/24/23 . 21 20
991116274.UG.FTS.B, 29.48%, 11/24/23 .. 28 28
991126500.UG.FTS.B, 29.48%, 11/24/23 . 23 23
991131505.UG.FTS.B, 29.48%, 11/24/23 . 130 (5)
991138467.UG.FTS.B, 29.48%, 11/24/23 . 109 112
991172445.UG.FTS.B, 29.48%, 11/24/23 . 79 79
991177274.UG.FTS.B, 29.48%, 11/24/23 . 320 318
991186088.UG.FTS.B, 29.48%, 11/24/23 . 61 61
991193732.UG.FTS.B, 29.48%, 11/24/23 . 10 10
991194464.UG.FTS.B, 29.48%, 11/24/23 . 43 43
991195206.UG.FTS.B, 29.48%, 11/24/23 . 612 615
991196155.UG.FTS.B, 29.48%, 11/24/23 . 152 153
991204785.UG.FTS.B, 29.48%, 11/24/23 . 48 48
991266181.UG.FTS.B, 29.48%, 11/24/23 . 171 172
991111006.UG.FTS.B, 29.49%, 11/24/23 .. 1,009 172
991111038.UG.FTS.B, 29.49%, 11/24/23 .. 211 179
991111093.UG.FTS.B, 29.49%, 11/24/23 .. 37 (1)
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991112188.UG.FTS.B, 29.49%, 11/24/23 .. $ 13 $ 13
991113444.UG.FTS.B, 29.49%, 11/24/23 .. 24 24
991113880.UG.FTS.B, 29.49%, 11/24/23 .. 372 370
991113956.UG.FTS.B, 29.49%, 11/24/23 .. 206 206
991115610.UG.FTS.B, 29.49%, 11/24/23 .. 77 76
991116051.UG.FTS.B, 29.49%, 11/24/23 .. 185 184
991116379.UG.FTS.B, 29.49%, 11/24/23 .. 31 31
991116817.UG.FTS.B, 29.49%, 11/24/23 .. 262 24
991116891.UG.FTS.B, 29.49%, 11/24/23 .. 7 7
991117468.UG.FTS.B, 29.49%, 11/24/23 .. 68 69
991117471.UG.FTS.B, 29.49%, 11/24/23 .. 98 98
991118192.UG.FTS.B, 29.49%, 11/24/23 .. 237 16
991119315.UG.FTS.B, 29.49%, 11/24/23 .. 156 156
991121555.UG.FTS.B, 29.49%, 11/24/23 . 122 (4)
991121895.UG.FTS.B, 29.49%, 11/24/23 . 2 2
991124071.UG.FTS.B, 29.49%, 11/24/23 . 20 20
991124243.UG.FTS.B, 29.49%, 11/24/23 . 72 6
991126125.UG.FTS.B, 29.49%, 11/24/23 . 30 30
991126374.UG.FTS.B, 29.49%, 11/24/23 . 73 73
991127999.UG.FTS.B, 29.49%, 11/24/23 . 100 99
991129361.UG.FTS.B, 29.49%, 11/24/23 . 61 61
991129701.UG.FTS.B, 29.49%, 11/24/23 . 123 123
991133413.UG.FTS.B, 29.49%, 11/24/23 . 155 156
991133732.UG.FTS.B, 29.49%, 11/24/23 . 511 512
991135114.UG.FTS.B, 29.49%, 11/24/23 .. 62 62
991136272.UG.FTS.B, 29.49%, 11/24/23 . 15 15
991136443.UG.FTS.B, 29.49%, 11/24/23 . 29 26
991136503.UG.FTS.B, 29.49%, 11/24/23 . 41 41
991137389.UG.FTS.B, 29.49%, 11/24/23 . 81 82
991138116.UG.FTS.B, 29.49%, 11/24/23 .. 354 350
991141579.UG.FTS.B, 29.49%, 11/24/23 . 808 812
991142085.UG.FTS.B, 29.49%, 11/24/23 . 56 56
991142934.UG.FTS.B, 29.49%, 11/24/23 . 98 88
991143420.UG.FTS.B, 29.49%, 11/24/23 . 88 88
991143856.UG.FTS.B, 29.49%, 11/24/23 . 78 78
991146714.UG.FTS.B, 29.49%, 11/24/23 . 96 96
991148469.UG.FTS.B, 29.49%, 11/24/23 . 672 676
991153130.UG.FTS.B, 29.49%, 11/24/23 . 57 56
991159045.UG.FTS.B, 29.49%, 11/24/23 . 458 35
991163043.UG.FTS.B, 29.49%, 11/24/23 . 259 40
991169281.UG.FTS.B, 29.49%, 11/24/23 . 254 254
991170288.UG.FTS.B, 29.49%, 11/24/23 . 35 35
991172974.UG.FTS.B, 29.49%, 11/24/23 . 31 31
991177125.UG.FTS.B, 29.49%, 11/24/23 . 309 311
991177757.UG.FTS.B, 29.49%, 11/24/23 . 305 232
991180124.UG.FTS.B, 29.49%, 11/24/23 . 116 116
991181713.UG.FTS.B, 29.49%, 11/24/23 . 105 (4)
991183431.UG.FTS.B, 29.49%, 11/24/23 . 309 309
991183872.UG.FTS.B, 29.49%, 11/24/23 . 31 31
991184583.UG.FTS.B, 29.49%, 11/24/23 . 290 23
991184949.UG.FTS.B, 29.49%, 11/24/23 . 62 62
991188756.UG.FTS.B, 29.49%, 11/24/23 . 92 92
991195763.UG.FTS.B, 29.49%, 11/24/23 . – –
991201528.UG.FTS.B, 29.49%, 11/24/23 . 285 284
991203115.UG.FTS.B, 29.49%, 11/24/23 . 127 128
991218882.UG.FTS.B, 29.49%, 11/24/23 . 62 62
991226346.UG.FTS.B, 29.49%, 11/24/23 . 61 5
991228825.UG.FTS.B, 29.49%, 11/24/23 . 1 1

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991232951.UG.FTS.B, 29.49%, 11/24/23 . $ 307 $ 309
991235150.UG.FTS.B, 29.49%, 11/24/23 . 157 158
991238458.UG.FTS.B, 29.49%, 11/24/23 . 79 77
991244612.UG.FTS.B, 29.49%, 11/24/23 . 99 14
991253728.UG.FTS.B, 29.49%, 11/24/23 . 1 –
991254158.UG.FTS.B, 29.49%, 11/24/23 . 112 111
991264083.UG.FTS.B, 29.49%, 11/24/23 . 23 22
991267673.UG.FTS.B, 29.49%, 11/24/23 . 153 152
991268324.UG.FTS.B, 29.49%, 11/24/23 . 244 243
991273104.UG.FTS.B, 29.49%, 11/24/23 . 161 (6)
991273117.UG.FTS.B, 29.49%, 11/24/23 . 107 26
991273517.UG.FTS.B, 29.49%, 11/24/23 . 14 14
991274370.UG.FTS.B, 29.49%, 11/24/23 . 83 83
991275657.UG.FTS.B, 29.49%, 11/24/23 . 29 29
991286399.UG.FTS.B, 29.49%, 11/24/23 . 167 165
991291764.UG.FTS.B, 29.49%, 11/24/23 . 31 31
991295722.UG.FTS.B, 29.49%, 11/24/23 . 86 85
991297157.UG.FTS.B, 29.49%, 11/24/23 . 44 43
991301090.UG.FTS.B, 29.49%, 11/24/23 . 58 57
991304636.UG.FTS.B, 29.49%, 11/24/23 . 186 185
991313269.UG.FTS.B, 29.49%, 11/24/23 . 43 43
991320273.UG.FTS.B, 29.49%, 11/24/23 . 996 1,007
991321558.UG.FTS.B, 29.49%, 11/24/23 . 213 216
991189992.UG.FTS.B, 29.99%, 11/24/23 . 16 16
991223296.UG.FTS.B, Zero Cpn, 11/25/23 631 44
991118045.UG.FTS.B, 16.49%, 11/25/23 .. 98 97
991122562.UG.FTS.B, 18.71%, 11/25/23 . 221 221
991299945.UG.FTS.B, 18.71%, 11/25/23 . 59 59
991197823.UG.FTS.B, 19.3%, 11/25/23 .. 592 598
991236365.UG.FTS.B, 19.3%, 11/25/23 .. 116 115
991235580.UG.FTS.B, 19.96%, 11/25/23 . – –
991155431.UG.FTS.B, 19.99%, 11/25/23 . 179 182
991209221.UG.FTS.B, 19.99%, 11/25/23 . 27 4
991117766.UG.FTS.B, 20.47%, 11/25/23 .. 104 105
991124023.UG.FTS.B, 20.96%, 11/25/23 . 126 127
991136422.UG.FTS.B, 20.96%, 11/25/23 . 76 76
991143031.UG.FTS.B, 21.48%, 11/25/23 . 180 177
991162068.UG.FTS.B, 21.48%, 11/25/23 . 156 158
991167293.UG.FTS.B, 21.48%, 11/25/23 . 299 302
991215225.UG.FTS.B, 21.48%, 11/25/23 . 119 120
991307000.UG.FTS.B, 21.48%, 11/25/23 . 53 53
991135829.UG.FTS.B, 22.47%, 11/25/23 . 1,034 1,013
991136740.UG.FTS.B, 22.47%, 11/25/23 . 224 221
991185187.UG.FTS.B, 24.45%, 11/25/23 . 126 30
991254102.UG.FTS.B, 25.44%, 11/25/23 . 95 95
991123374.UG.FTS.B, 25.45%, 11/25/23 . 599 603
991132881.UG.FTS.B, 28.48%, 11/25/23 . 67 69
991137326.UG.FTS.B, 28.48%, 11/25/23 . – –
991153329.UG.FTS.B, 28.48%, 11/25/23 . 673 174
991154995.UG.FTS.B, 28.48%, 11/25/23 . 125 9
991162513.UG.FTS.B, 28.48%, 11/25/23 . 136 140
991175059.UG.FTS.B, 28.48%, 11/25/23 . 130 19
991182577.UG.FTS.B, 28.48%, 11/25/23 . 6 6
991302098.UG.FTS.B, 28.48%, 11/25/23 . 55 55
991320459.UG.FTS.B, 28.48%, 11/25/23 . 81 82
991117520.UG.FTS.B, 29.48%, 11/25/23 .. 181 184
991127249.UG.FTS.B, 29.48%, 11/25/23 . 623 641
991133616.UG.FTS.B, 29.48%, 11/25/23 . 183 (6)
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991170564.UG.FTS.B, 29.48%, 11/25/23 . $ 73 $ 75
991263261.UG.FTS.B, 29.48%, 11/25/23 . – –
991299279.UG.FTS.B, 29.48%, 11/25/23 . – –
991116277.UG.FTS.B, 29.49%, 11/25/23 .. 12 12
991117185.UG.FTS.B, 29.49%, 11/25/23 .. 451 462
991117344.UG.FTS.B, 29.49%, 11/25/23 .. 110 17
991117874.UG.FTS.B, 29.49%, 11/25/23 .. 73 73
991119954.UG.FTS.B, 29.49%, 11/25/23 .. 483 497
991125732.UG.FTS.B, 29.49%, 11/25/23 . 113 116
991126529.UG.FTS.B, 29.49%, 11/25/23 . 68 68
991126560.UG.FTS.B, 29.49%, 11/25/23 . 508 522
991136392.UG.FTS.B, 29.49%, 11/25/23 . 42 36
991138091.UG.FTS.B, 29.49%, 11/25/23 . 102 104
991138524.UG.FTS.B, 29.49%, 11/25/23 . 33 34
991139918.UG.FTS.B, 29.49%, 11/25/23 . 201 204
991140769.UG.FTS.B, 29.49%, 11/25/23 . 10 10
991149857.UG.FTS.B, 29.49%, 11/25/23 . 296 44
991152886.UG.FTS.B, 29.49%, 11/25/23 . 12 12
991180408.UG.FTS.B, 29.49%, 11/25/23 . 32 33
991181990.UG.FTS.B, 29.49%, 11/25/23 . 216 212
991182336.UG.FTS.B, 29.49%, 11/25/23 . 37 38
991182403.UG.FTS.B, 29.49%, 11/25/23 . 43 44
991200425.UG.FTS.B, 29.49%, 11/25/23 . – –
991203943.UG.FTS.B, 29.49%, 11/25/23 . 142 146
991206045.UG.FTS.B, 29.49%, 11/25/23 . 187 192
991214609.UG.FTS.B, 29.49%, 11/25/23 . 186 191
991215471.UG.FTS.B, 29.49%, 11/25/23 . 268 271
991221808.UG.FTS.B, 29.49%, 11/25/23 . 468 477
991241831.UG.FTS.B, 29.49%, 11/25/23 . 100 101
991244834.UG.FTS.B, 29.49%, 11/25/23 . 1,505 1,549
991259619.UG.FTS.B, 29.49%, 11/25/23 . 119 122
991266282.UG.FTS.B, 29.49%, 11/25/23 . 74 76
991266883.UG.FTS.B, 29.49%, 11/25/23 . 114 117
991273128.UG.FTS.B, 29.49%, 11/25/23 . – –
991273336.UG.FTS.B, 29.49%, 11/25/23 . 70 70
991281007.UG.FTS.B, 29.49%, 11/25/23 . 44 2
991283457.UG.FTS.B, 29.49%, 11/25/23 . – –
991284531.UG.FTS.B, 29.49%, 11/25/23 . 41 4
991285882.UG.FTS.B, 29.49%, 11/25/23 . 41 42
991291409.UG.FTS.B, 29.49%, 11/25/23 . 133 136
991297846.UG.FTS.B, 29.49%, 11/25/23 . 224 229
991307842.UG.FTS.B, 29.49%, 11/25/23 . 21 22
991309325.UG.FTS.B, 29.49%, 11/25/23 . 120 121
991321006.UG.FTS.B, 29.49%, 11/25/23 . 42 42
991322618.UG.FTS.B, 29.49%, 11/25/23 . 61 62
991159019.UG.FTS.B, Zero Cpn, 11/26/23 114 8
991172152.UG.FTS.B, Zero Cpn, 11/26/23 151 10
991182595.UG.FTS.B, Zero Cpn, 11/26/23 257 18
991309602.UG.FTS.B, 17.49%, 11/26/23 . 98 97
991211526.UG.FTS.B, 18.47%, 11/26/23 . 133 131
991221375.UG.FTS.B, 18.47%, 11/26/23 . 86 84
991137070.UG.FTS.B, 18.71%, 11/26/23 . 386 382
991164225.UG.FTS.B, 18.71%, 11/26/23 . 109 107
991173523.UG.FTS.B, 18.71%, 11/26/23 . 66 65
991178470.UG.FTS.B, 18.71%, 11/26/23 . 92 91
991265843.UG.FTS.B, 18.71%, 11/26/23 . 192 189
991151957.UG.FTS.B, 19.3%, 11/26/23 .. 38 14
991233589.UG.FTS.B, 19.3%, 11/26/23 .. 233 230

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991142654.UG.FTS.B, 19.96%, 11/26/23 . $ 292 $ 289
991171881.UG.FTS.B, 20.47%, 11/26/23 . 40 40
991215843.UG.FTS.B, 20.47%, 11/26/23 . 297 293
991240446.UG.FTS.B, 20.47%, 11/26/23 . 593 586
991138527.UG.FTS.B, 20.96%, 11/26/23 . 95 94
991214906.UG.FTS.B, 20.96%, 11/26/23 . 238 235
991199452.UG.FTS.B, 21.48%, 11/26/23 . 172 170
991289831.UG.FTS.B, 21.48%, 11/26/23 . 51 50
991177107.UG.FTS.B, 22.45%, 11/26/23 . 208 204
991185688.UG.FTS.B, 22.47%, 11/26/23 . 191 188
991304818.UG.FTS.B, 22.47%, 11/26/23 . 291 285
991166149.UG.FTS.B, 23.45%, 11/26/23 . 167 164
991142815.UG.FTS.B, 25.44%, 11/26/23 . 106 104
991323681.UG.FTS.B, 25.44%, 11/26/23 . 60 59
991228317.UG.FTS.B, 25.45%, 11/26/23 . 90 (2)
991125699.UG.FTS.B, 29.48%, 11/26/23 . 98 7
991129050.UG.FTS.B, 29.48%, 11/26/23 . 1,279 1,279
991142726.UG.FTS.B, 29.48%, 11/26/23 . 155 154
991130256.UG.FTS.B, 29.49%, 11/26/23 . 96 97
991144395.UG.FTS.B, 29.49%, 11/26/23 . 67 (2)
991137872.UG.FTS.B, Zero Cpn, 11/27/23 164 11
991155704.UG.FTS.B, Zero Cpn, 11/27/23 189 13
991192089.UG.FTS.B, Zero Cpn, 11/27/23 439 30
991136553.UG.FTS.B, 16.49%, 11/27/23 . 438 434
991329419.UG.FTS.B, 17.49%, 11/27/23 . 85 84
991133319.UG.FTS.B, 18.47%, 11/27/23 . 99 13
991253352.UG.FTS.B, 18.71%, 11/27/23 . 145 143
991259824.UG.FTS.B, 18.71%, 11/27/23 . 11 11
991265318.UG.FTS.B, 18.71%, 11/27/23 . 133 132
991135954.UG.FTS.B, 19.3%, 11/27/23 .. 170 168
991138758.UG.FTS.B, 19.3%, 11/27/23 .. 428 423
991145476.UG.FTS.B, 19.3%, 11/27/23 .. 350 347
991321995.UG.FTS.B, 19.3%, 11/27/23 .. 141 139
991186041.UG.FTS.B, 19.96%, 11/27/23 . 289 285
991215161.UG.FTS.B, 19.96%, 11/27/23 . 1,304 1,290
991217859.UG.FTS.B, 19.96%, 11/27/23 . 128 127
991132191.UG.FTS.B, 20.47%, 11/27/23 . 66 65
991239447.UG.FTS.B, 20.47%, 11/27/23 . 517 514
991331220.UG.FTS.B, 20.47%, 11/27/23 . 213 209
991133609.UG.FTS.B, 20.96%, 11/27/23 . 318 312
991189297.UG.FTS.B, 20.96%, 11/27/23 . 239 236
991238556.UG.FTS.B, 20.96%, 11/27/23 . 81 80
991243955.UG.FTS.B, 20.96%, 11/27/23 . – –
991268297.UG.FTS.B, 20.96%, 11/27/23 . 77 76
991131638.UG.FTS.B, 21.48%, 11/27/23 . 188 151
991132156.UG.FTS.B, 21.48%, 11/27/23 . – –
991132245.UG.FTS.B, 21.48%, 11/27/23 . 181 178
991132595.UG.FTS.B, 21.48%, 11/27/23 . 101 77
991242233.UG.FTS.B, 21.48%, 11/27/23 . 62 61
991136945.UG.FTS.B, 22.45%, 11/27/23 . 202 200
991139013.UG.FTS.B, 22.47%, 11/27/23 . 1,581 1,560
991140714.UG.FTS.B, 22.47%, 11/27/23 . 582 574
991140943.UG.FTS.B, 22.47%, 11/27/23 . 417 413
991140958.UG.FTS.B, 22.47%, 11/27/23 . 242 239
991141640.UG.FTS.B, 23.45%, 11/27/23 . 870 858
991142813.UG.FTS.B, 23.45%, 11/27/23 . 222 17
991169567.UG.FTS.B, 23.45%, 11/27/23 . 152 150
991133067.UG.FTS.B, 28.48%, 11/27/23 . 115 (1)
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991144384.UG.FTS.B, 28.48%, 11/27/23 . $ 60 $ 51
991144463.UG.FTS.B, 28.48%, 11/27/23 . 101 101
991145357.UG.FTS.B, 28.48%, 11/27/23 . 235 235
991147020.UG.FTS.B, 28.48%, 11/27/23 . 780 776
991150233.UG.FTS.B, 28.48%, 11/27/23 . 61 61
991152423.UG.FTS.B, 28.48%, 11/27/23 . 247 249
991153658.UG.FTS.B, 28.48%, 11/27/23 . 69 69
991156326.UG.FTS.B, 28.48%, 11/27/23 . 171 172
991157290.UG.FTS.B, 28.48%, 11/27/23 . 110 110
991136726.UG.FTS.B, 29.48%, 11/27/23 . 259 260
991139326.UG.FTS.B, 29.49%, 11/27/23 . 67 68
991139435.UG.FTS.B, 29.49%, 11/27/23 . 535 533
991139893.UG.FTS.B, 29.49%, 11/27/23 . 6 6
991140337.UG.FTS.B, 29.49%, 11/27/23 . 106 106
991142786.UG.FTS.B, 29.49%, 11/27/23 . 836 841
991144902.UG.FTS.B, 29.49%, 11/27/23 . 165 166
991145131.UG.FTS.B, 29.49%, 11/27/23 . 71 71
991146276.UG.FTS.B, 29.49%, 11/27/23 . 82 82
991146368.UG.FTS.B, 29.49%, 11/27/23 . 395 312
991146845.UG.FTS.B, 29.49%, 11/27/23 . 24 24
991147400.UG.FTS.B, 29.49%, 11/27/23 . 34 34
991147659.UG.FTS.B, 29.49%, 11/27/23 . 891 (31)
991150932.UG.FTS.B, 29.49%, 11/27/23 . 335 338
991151871.UG.FTS.B, 29.49%, 11/27/23 . 160 161
991155637.UG.FTS.B, 29.49%, 11/27/23 . 430 341
991157114.UG.FTS.B, 29.49%, 11/27/23 .. 92 92
991147339.UG.FTS.B, Zero Cpn, 11/28/23 45 3
991204646.UG.FTS.B, Zero Cpn, 11/28/23 1,338 91
991228702.UG.FTS.B, Zero Cpn, 11/28/23 979 67
991231930.UG.FTS.B, Zero Cpn, 11/28/23 899 62
991326653.UG.FTS.B, Zero Cpn, 11/28/23 183 13
991161225.UG.FTS.B, 15.47%, 11/28/23 . 5 5
991170826.UG.FTS.B, 15.47%, 11/28/23 . 288 286
991165100.UG.FTS.B, 16.49%, 11/28/23 . 302 299
991197118.UG.FTS.B, 16.49%, 11/28/23 .. 410 406
991246436.UG.FTS.B, 16.49%, 11/28/23 . 143 142
991145279.UG.FTS.B, 17.49%, 11/28/23 . 89 88
991313187.UG.FTS.B, 17.49%, 11/28/23 . 33 32
991251734.UG.FTS.B, 17.71%, 11/28/23 . 70 70
991143133.UG.FTS.B, 18.47%, 11/28/23 . 205 203
991353617.UG.FTS.B, 18.47%, 11/28/23 . 18 18
991143087.UG.FTS.B, 19.3%, 11/28/23 .. 289 286
991216248.UG.FTS.B, 19.3%, 11/28/23 .. 151 149
991149691.UG.FTS.B, 20.47%, 11/28/23 . 4 4
991247852.UG.FTS.B, 20.96%, 11/28/23 . 468 464
991267255.UG.FTS.B, 20.96%, 11/28/23 . 783 773
991154983.UG.FTS.B, 21.48%, 11/28/23 . 95 71
991253242.UG.FTS.B, 21.48%, 11/28/23 . 28 27
991299548.UG.FTS.B, 21.48%, 11/28/23 . – –
991353299.UG.FTS.B, 21.48%, 11/28/23 . 78 77
991240871.UG.FTS.B, 22.45%, 11/28/23 . 198 195
991147040.UG.FTS.B, 25.45%, 11/28/23 . 70 (1)
991234089.UG.FTS.B, 26.44%, 11/28/23 . 90 89
991145083.UG.FTS.B, 28.48%, 11/28/23 . – –
991145828.UG.FTS.B, 28.48%, 11/28/23 . 6 6
991150733.UG.FTS.B, 28.48%, 11/28/23 . 91 92
991180513.UG.FTS.B, 28.48%, 11/28/23 . 184 185
991143080.UG.FTS.B, 29.48%, 11/28/23 . 34 12

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991150987.UG.FTS.B, 29.48%, 11/28/23 . $ 39 $ 39
991152486.UG.FTS.B, 29.48%, 11/28/23 . 37 37
991159918.UG.FTS.B, 29.48%, 11/28/23 . 21 21
991142853.UG.FTS.B, 29.49%, 11/28/23 . 59 59
991143405.UG.FTS.B, 29.49%, 11/28/23 . 235 236
991143462.UG.FTS.B, 29.49%, 11/28/23 . 27 1
991143564.UG.FTS.B, 29.49%, 11/28/23 . 193 191
991145456.UG.FTS.B, 29.49%, 11/28/23 . 130 11
991146647.UG.FTS.B, 29.49%, 11/28/23 . 22 22
991146995.UG.FTS.B, 29.49%, 11/28/23 . 13 13
991148356.UG.FTS.B, 29.49%, 11/28/23 . 33 33
991151596.UG.FTS.B, 29.49%, 11/28/23 . 99 100
991151725.UG.FTS.B, 29.49%, 11/28/23 . – –
991152971.UG.FTS.B, 29.49%, 11/28/23 . 15 15
991155818.UG.FTS.B, 29.49%, 11/28/23 . 93 93
991156110.UG.FTS.B, 29.49%, 11/28/23 .. 125 10
991156394.UG.FTS.B, 29.49%, 11/28/23 . 137 10
991156943.UG.FTS.B, 29.49%, 11/28/23 . 94 80
991162373.UG.FTS.B, 29.49%, 11/28/23 . 296 292
991163948.UG.FTS.B, 29.49%, 11/28/23 . 58 5
991185362.UG.FTS.B, 29.49%, 11/28/23 . 13 13
991341179.UG.FTS.B, 17.49%, 11/29/23 . 47 4
991189469.UG.FTS.B, 18.47%, 11/29/23 . 151 150
991156374.UG.FTS.B, 18.96%, 11/29/23 . 195 14
991154443.UG.FTS.B, 19.3%, 11/29/23 .. 168 166
991225584.UG.FTS.B, 19.3%, 11/29/23 .. 124 123
991272902.UG.FTS.B, 19.3%, 11/29/23 .. 6 6
991166587.UG.FTS.B, 19.96%, 11/29/23 . 172 171
991181147.UG.FTS.B, 19.96%, 11/29/23 .. 244 241
991224874.UG.FTS.B, 19.96%, 11/29/23 . 473 468
991268171.UG.FTS.B, 19.96%, 11/29/23 . 6 6
991153561.UG.FTS.B, 19.99%, 11/29/23 . – –
991150475.UG.FTS.B, 20.96%, 11/29/23 . 233 61
991203879.UG.FTS.B, 20.96%, 11/29/23 . 36 36
991222676.UG.FTS.B, 20.96%, 11/29/23 . 117 10
991241752.UG.FTS.B, 20.96%, 11/29/23 . 68 68
991260042.UG.FTS.B, 20.96%, 11/29/23 . 53 53
991270604.UG.FTS.B, 21.47%, 11/29/23 . 266 263
991155085.UG.FTS.B, 21.48%, 11/29/23 . 62 61
991164880.UG.FTS.B, 21.48%, 11/29/23 . 220 217
991175310.UG.FTS.B, 21.48%, 11/29/23 . – –
991221998.UG.FTS.B, 21.48%, 11/29/23 . 36 36
991175889.UG.FTS.B, 22.47%, 11/29/23 . 45 44
991178891.UG.FTS.B, 22.47%, 11/29/23 . 261 258
991180996.UG.FTS.B, 22.47%, 11/29/23 . 106 104
991182787.UG.FTS.B, 22.47%, 11/29/23 . 57 57
991217581.UG.FTS.B, 22.47%, 11/29/23 . 276 273
991264092.UG.FTS.B, 22.47%, 11/29/23 . 155 153
991187974.UG.FTS.B, 24.45%, 11/29/23 . 43 42
991150805.UG.FTS.B, 28.48%, 11/29/23 . 38 38
991151398.UG.FTS.B, 28.48%, 11/29/23 . 115 115
991152275.UG.FTS.B, 28.48%, 11/29/23 . 23 23
991152875.UG.FTS.B, 28.48%, 11/29/23 . 635 639
991159363.UG.FTS.B, 28.48%, 11/29/23 . 37 37
991163765.UG.FTS.B, 28.48%, 11/29/23 . 37 37
991172683.UG.FTS.B, 28.48%, 11/29/23 . 99 100
991369543.UG.FTS.B, 28.48%, 11/29/23 . 12 12
991149901.UG.FTS.B, 29.48%, 11/29/23 . 44 44
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991166383.UG.FTS.B, 29.48%, 11/29/23 . $ 49 $ 49
991198051.UG.FTS.B, 29.48%, 11/29/23 . 54 54
991149959.UG.FTS.B, 29.49%, 11/29/23 . 447 444
991150263.UG.FTS.B, 29.49%, 11/29/23 . 166 13
991150593.UG.FTS.B, 29.49%, 11/29/23 . 338 340
991150632.UG.FTS.B, 29.49%, 11/29/23 . 161 161
991151949.UG.FTS.B, 29.49%, 11/29/23 . – –
991152047.UG.FTS.B, 29.49%, 11/29/23 . 391 390
991152253.UG.FTS.B, 29.49%, 11/29/23 . 44 3
991152406.UG.FTS.B, 29.49%, 11/29/23 . 137 136
991152608.UG.FTS.B, 29.49%, 11/29/23 . 37 38
991152994.UG.FTS.B, 29.49%, 11/29/23 . 125 125
991153221.UG.FTS.B, 29.49%, 11/29/23 . 467 470
991153761.UG.FTS.B, 29.49%, 11/29/23 . 82 82
991154241.UG.FTS.B, 29.49%, 11/29/23 . 431 434
991154304.UG.FTS.B, 29.49%, 11/29/23 . 146 147
991154396.UG.FTS.B, 29.49%, 11/29/23 . – –
991154754.UG.FTS.B, 29.49%, 11/29/23 . 1,035 1,041
991154875.UG.FTS.B, 29.49%, 11/29/23 . – –
991154981.UG.FTS.B, 29.49%, 11/29/23 . 851 856
991155098.UG.FTS.B, 29.49%, 11/29/23 . 48 47
991155239.UG.FTS.B, 29.49%, 11/29/23 . 116 116
991155379.UG.FTS.B, 29.49%, 11/29/23 . 34 34
991156356.UG.FTS.B, 29.49%, 11/29/23 . 254 21
991156866.UG.FTS.B, 29.49%, 11/29/23 . 1,133 168
991157467.UG.FTS.B, 29.49%, 11/29/23 . 127 125
991158478.UG.FTS.B, 29.49%, 11/29/23 . 307 264
991164288.UG.FTS.B, 29.49%, 11/29/23 . 227 177
991199483.UG.FTS.B, 29.49%, 11/29/23 . 139 139
991219555.UG.FTS.B, 29.49%, 11/29/23 . 544 548
991222123.UG.FTS.B, 29.49%, 11/29/23 . 83 82
991242992.UG.FTS.B, 29.49%, 11/29/23 . 506 504
991245420.UG.FTS.B, 29.49%, 11/29/23 . – –
991254230.UG.FTS.B, 29.49%, 11/29/23 . 174 44
991279680.UG.FTS.B, 29.49%, 11/29/23 . 92 92
991361899.UG.FTS.B, 29.49%, 11/29/23 . 51 4
991368032.UG.FTS.B, 29.49%, 11/29/23 . 24 24
991368726.UG.FTS.B, 29.49%, 11/29/23 . 4 4
991198940.UG.FTS.B, Zero Cpn, 11/30/23 472 33
991212931.UG.FTS.B, Zero Cpn, 11/30/23 102 7
991229106.UG.FTS.B, Zero Cpn, 11/30/23 294 20
991292060.UG.FTS.B, Zero Cpn, 11/30/23 47 3
991298644.UG.FTS.B, Zero Cpn, 11/30/23 52 4
991222182.UG.FTS.B, 18.47%, 11/30/23 . 211 2
991366927.UG.FTS.B, 18.71%, 11/30/23 . 94 93
991195485.UG.FTS.B, 19.96%, 11/30/23 . 94 93
991227513.UG.FTS.B, 19.96%, 11/30/23 . 61 61
991291362.UG.FTS.B, 19.99%, 11/30/23 . 163 162
991173726.UG.FTS.B, 21.48%, 11/30/23 . 232 229
991271179.UG.FTS.B, 21.48%, 11/30/23 . 35 35
991242328.UG.FTS.B, 22.47%, 11/30/23 . 81 79
991251644.UG.FTS.B, 22.47%, 11/30/23 . 40 40
991261672.UG.FTS.B, 22.47%, 11/30/23 . 296 293
991245804.UG.FTS.B, 25.45%, 11/30/23 . 74 73
991189905.UG.FTS.B, 26.44%, 11/30/23 . 71 5
991160092.UG.FTS.B, 27.99%, 11/30/23 . 175 176
991233145.UG.FTS.B, 28.48%, 11/30/23 . 58 58
991241624.UG.FTS.B, 28.48%, 11/30/23 . 93 93

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991293404.UG.FTS.B, 28.48%, 11/30/23 . $ 196 $ 197
991319816.UG.FTS.B, 28.48%, 11/30/23 . 16 16
991328492.UG.FTS.B, 28.48%, 11/30/23 . 23 20
991363577.UG.FTS.B, 28.48%, 11/30/23 . 71 72
991160322.UG.FTS.B, 29.48%, 11/30/23 . 294 296
991165420.UG.FTS.B, 29.48%, 11/30/23 . 195 193
991184682.UG.FTS.B, 29.48%, 11/30/23 . 24 24
991218132.UG.FTS.B, 29.48%, 11/30/23 . 279 280
991232811.UG.FTS.B, 29.48%, 11/30/23 . 88 88
991233786.UG.FTS.B, 29.48%, 11/30/23 . 161 118
991240768.UG.FTS.B, 29.48%, 11/30/23 . 196 197
991248660.UG.FTS.B, 29.48%, 11/30/23 . 140 141
991260167.UG.FTS.B, 29.48%, 11/30/23 . 43 44
991290564.UG.FTS.B, 29.48%, 11/30/23 . 38 39
991156903.UG.FTS.B, 29.49%, 11/30/23 . 151 146
991160267.UG.FTS.B, 29.49%, 11/30/23 . 567 413
991161705.UG.FTS.B, 29.49%, 11/30/23 . 62 62
991161838.UG.FTS.B, 29.49%, 11/30/23 . 254 255
991163851.UG.FTS.B, 29.49%, 11/30/23 . 82 82
991164648.UG.FTS.B, 29.49%, 11/30/23 . 210 208
991165430.UG.FTS.B, 29.49%, 11/30/23 . 83 83
991171212.UG.FTS.B, 29.49%, 11/30/23 . 86 7
991172679.UG.FTS.B, 29.49%, 11/30/23 . 55 55
991172716.UG.FTS.B, 29.49%, 11/30/23 . 482 484
991175666.UG.FTS.B, 29.49%, 11/30/23 . 67 68
991182058.UG.FTS.B, 29.49%, 11/30/23 . – –
991204123.UG.FTS.B, 29.49%, 11/30/23 . 216 218
991205139.UG.FTS.B, 29.49%, 11/30/23 . 128 129
991210246.UG.FTS.B, 29.49%, 11/30/23 . 354 356
991211212.UG.FTS.B, 29.49%, 11/30/23 . 292 281
991215551.UG.FTS.B, 29.49%, 11/30/23 . 37 34
991215594.UG.FTS.B, 29.49%, 11/30/23 . 160 161
991216483.UG.FTS.B, 29.49%, 11/30/23 . 226 175
991223241.UG.FTS.B, 29.49%, 11/30/23 . 77 77
991229976.UG.FTS.B, 29.49%, 11/30/23 . 150 152
991234914.UG.FTS.B, 29.49%, 11/30/23 . 140 139
991235318.UG.FTS.B, 29.49%, 11/30/23 . – –
991249622.UG.FTS.B, 29.49%, 11/30/23 . 287 289
991267430.UG.FTS.B, 29.49%, 11/30/23 . 308 310
991274520.UG.FTS.B, 29.49%, 11/30/23 . 20 20
991276197.UG.FTS.B, 29.49%, 11/30/23 . 615 619
991276598.UG.FTS.B, 29.49%, 11/30/23 . 227 229
991289027.UG.FTS.B, 29.49%, 11/30/23 . 32 32
991292171.UG.FTS.B, 29.49%, 11/30/23 . 67 6
991295561.UG.FTS.B, 29.49%, 11/30/23 . – –
991307755.UG.FTS.B, 29.49%, 11/30/23 . 32 32
991314526.UG.FTS.B, 29.49%, 11/30/23 . 13 13
991323557.UG.FTS.B, 29.49%, 11/30/23 . 275 22
991326713.UG.FTS.B, 29.49%, 11/30/23 . 29 29
991368165.UG.FTS.B, 29.49%, 11/30/23 . 128 130
991372826.UG.FTS.B, 29.49%, 11/30/23 . 33 33
991165099.UG.FTS.B, Zero Cpn, 12/01/23 81 6
991303170.UG.FTS.B, Zero Cpn, 12/01/23 128 9
991220808.UG.FTS.B, 18.71%, 12/01/23 . 37 37
991160707.UG.FTS.B, 19.96%, 12/01/23 . 99 98
991178587.UG.FTS.B, 19.96%, 12/01/23 . 589 583
991191757.UG.FTS.B, 19.96%, 12/01/23 . 476 472
991195476.UG.FTS.B, 19.96%, 12/01/23 . 82 82
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991243088.UG.FTS.B, 20.96%, 12/01/23 . $ 7 $ 7
991345452.UG.FTS.B, 20.96%, 12/01/23 . 650 653
991356277.UG.FTS.B, 20.96%, 12/01/23 . 65 63
991167629.UG.FTS.B, 21.47%, 12/01/23 . 721 712
991245272.UG.FTS.B, 21.48%, 12/01/23 . 43 43
991374505.UG.FTS.B, 21.48%, 12/01/23 . 240 241
991207657.UG.FTS.B, 23.45%, 12/01/23 . – –
991309415.UG.FTS.B, 25.45%, 12/01/23 . 633 625
991161574.UG.FTS.B, 26.44%, 12/01/23 . 177 174
991172270.UG.FTS.B, 26.44%, 12/01/23 . 52 51
991163198.UG.FTS.B, 27.99%, 12/01/23 . 76 76
991172939.UG.FTS.B, 27.99%, 12/01/23 . 66 66
991162093.UG.FTS.B, 28.48%, 12/01/23 . 38 6
991163330.UG.FTS.B, 28.48%, 12/01/23 . – –
991166037.UG.FTS.B, 28.48%, 12/01/23 . 81 81
991166334.UG.FTS.B, 28.48%, 12/01/23 . 918 133
991170121.UG.FTS.B, 28.48%, 12/01/23 . 642 647
991179176.UG.FTS.B, 28.48%, 12/01/23 . 55 55
991180717.UG.FTS.B, 28.48%, 12/01/23 . 9 9
991202657.UG.FTS.B, 28.48%, 12/01/23 . 52 51
991204954.UG.FTS.B, 28.48%, 12/01/23 . 148 149
991213506.UG.FTS.B, 28.48%, 12/01/23 . 109 108
991221034.UG.FTS.B, 28.48%, 12/01/23 . 31 31
991250166.UG.FTS.B, 28.48%, 12/01/23 . 61 62
991255142.UG.FTS.B, 28.48%, 12/01/23 . 262 263
991265844.UG.FTS.B, 28.48%, 12/01/23 . 349 342
991286291.UG.FTS.B, 28.48%, 12/01/23 . 490 493
991309526.UG.FTS.B, 28.48%, 12/01/23 . 21 21
991341146.UG.FTS.B, 28.48%, 12/01/23 . 187 186
991357833.UG.FTS.B, 28.48%, 12/01/23 . 162 161
991362835.UG.FTS.B, 28.48%, 12/01/23 . 50 50
991162109.UG.FTS.B, 29.48%, 12/01/23 . 29 29
991165433.UG.FTS.B, 29.48%, 12/01/23 . 131 131
991167434.UG.FTS.B, 29.48%, 12/01/23 . 258 259
991182975.UG.FTS.B, 29.48%, 12/01/23 . 75 76
991186762.UG.FTS.B, 29.48%, 12/01/23 . 131 33
991198996.UG.FTS.B, 29.48%, 12/01/23 . 89 88
991199545.UG.FTS.B, 29.48%, 12/01/23 . 263 262
991229267.UG.FTS.B, 29.48%, 12/01/23 . 66 65
991267748.UG.FTS.B, 29.48%, 12/01/23 . 25 25
991307878.UG.FTS.B, 29.48%, 12/01/23 . 859 856
991381282.UG.FTS.B, 29.48%, 12/01/23 . 105 107
991161045.UG.FTS.B, 29.49%, 12/01/23 . – –
991162110.UG.FTS.B, 29.49%, 12/01/23 . 34 6
991162427.UG.FTS.B, 29.49%, 12/01/23 . 47 48
991162605.UG.FTS.B, 29.49%, 12/01/23 . 26 5
991163277.UG.FTS.B, 29.49%, 12/01/23 . 274 276
991163635.UG.FTS.B, 29.49%, 12/01/23 . 139 21
991163643.UG.FTS.B, 29.49%, 12/01/23 . 78 79
991164171.UG.FTS.B, 29.49%, 12/01/23 . 20 20
991164195.UG.FTS.B, 29.49%, 12/01/23 . 298 301
991165167.UG.FTS.B, 29.49%, 12/01/23 . 278 280
991165739.UG.FTS.B, 29.49%, 12/01/23 . 437 440
991166368.UG.FTS.B, 29.49%, 12/01/23 . 52 51
991168018.UG.FTS.B, 29.49%, 12/01/23 . 929 939
991169496.UG.FTS.B, 29.49%, 12/01/23 . 623 629
991170389.UG.FTS.B, 29.49%, 12/01/23 . 41 41
991170505.UG.FTS.B, 29.49%, 12/01/23 . 41 41

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991173753.UG.FTS.B, 29.49%, 12/01/23 . $ 1,051 $ 1,062
991174122.UG.FTS.B, 29.49%, 12/01/23 . 44 14
991180464.UG.FTS.B, 29.49%, 12/01/23 . 73 73
991182679.UG.FTS.B, 29.49%, 12/01/23 . 486 487
991182685.UG.FTS.B, 29.49%, 12/01/23 . 89 89
991182997.UG.FTS.B, 29.49%, 12/01/23 . 19 19
991185131.UG.FTS.B, 29.49%, 12/01/23 . 25 25
991186245.UG.FTS.B, 29.49%, 12/01/23 . 224 19
991187841.UG.FTS.B, 29.49%, 12/01/23 . 90 89
991188542.UG.FTS.B, 29.49%, 12/01/23 . 202 204
991191694.UG.FTS.B, 29.49%, 12/01/23 . 38 38
991193084.UG.FTS.B, 29.49%, 12/01/23 . 56 55
991195487.UG.FTS.B, 29.49%, 12/01/23 . – –
991195579.UG.FTS.B, 29.49%, 12/01/23 . 46 47
991195637.UG.FTS.B, 29.49%, 12/01/23 . 443 441
991202580.UG.FTS.B, 29.49%, 12/01/23 . 55 5
991204590.UG.FTS.B, 29.49%, 12/01/23 . 243 240
991206480.UG.FTS.B, 29.49%, 12/01/23 . 39 39
991208387.UG.FTS.B, 29.49%, 12/01/23 . 61 61
991208461.UG.FTS.B, 29.49%, 12/01/23 . 72 72
991208712.UG.FTS.B, 29.49%, 12/01/23 . 95 95
991209332.UG.FTS.B, 29.49%, 12/01/23 . 349 343
991210674.UG.FTS.B, 29.49%, 12/01/23 . 58 59
991211549.UG.FTS.B, 29.49%, 12/01/23 . 8 8
991211762.UG.FTS.B, 29.49%, 12/01/23 . 53 53
991215284.UG.FTS.B, 29.49%, 12/01/23 . 115 114
991215380.UG.FTS.B, 29.49%, 12/01/23 . 149 149
991220236.UG.FTS.B, 29.49%, 12/01/23 . 10 10
991221338.UG.FTS.B, 29.49%, 12/01/23 . 7 7
991228271.UG.FTS.B, 29.49%, 12/01/23 . 120 121
991229003.UG.FTS.B, 29.49%, 12/01/23 . 338 335
991230761.UG.FTS.B, 29.49%, 12/01/23 . 395 399
991231997.UG.FTS.B, 29.49%, 12/01/23 . 173 174
991240894.UG.FTS.B, 29.49%, 12/01/23 . 55 (2)
991243647.UG.FTS.B, 29.49%, 12/01/23 . 107 108
991245848.UG.FTS.B, 29.49%, 12/01/23 . 78 79
991261197.UG.FTS.B, 29.49%, 12/01/23 . 177 27
991262385.UG.FTS.B, 29.49%, 12/01/23 . 88 88
991278388.UG.FTS.B, 29.49%, 12/01/23 . 80 81
991279730.UG.FTS.B, 29.49%, 12/01/23 . 243 244
991286912.UG.FTS.B, 29.49%, 12/01/23 . 11 11
991289981.UG.FTS.B, 29.49%, 12/01/23 . 85 85
991302343.UG.FTS.B, 29.49%, 12/01/23 . – –
991304430.UG.FTS.B, 29.49%, 12/01/23 . 127 128
991306329.UG.FTS.B, 29.49%, 12/01/23 . 55 55
991312870.UG.FTS.B, 29.49%, 12/01/23 . 9 9
991316071.UG.FTS.B, 29.49%, 12/01/23 . 47 47
991321382.UG.FTS.B, 29.49%, 12/01/23 . 184 183
991330274.UG.FTS.B, 29.49%, 12/01/23 . – –
991336896.UG.FTS.B, 29.49%, 12/01/23 . 11 11
991338569.UG.FTS.B, 29.49%, 12/01/23 . 57 57
991338831.UG.FTS.B, 29.49%, 12/01/23 . 247 246
991339375.UG.FTS.B, 29.49%, 12/01/23 . 77 76
991354601.UG.FTS.B, 29.49%, 12/01/23 . 40 40
991357717.UG.FTS.B, 29.49%, 12/01/23 . 11 11
991362043.UG.FTS.B, 29.49%, 12/01/23 . 195 194
991378439.UG.FTS.B, 29.49%, 12/01/23 . 220 224
991379124.UG.FTS.B, 29.49%, 12/01/23 . – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991349149.UG.FTS.B, 19.96%, 12/02/23 . $ 214 $ 215
991346182.UG.FTS.B, 19.99%, 12/02/23 . 199 1
991334441.UG.FTS.B, 28.48%, 12/02/23 . – –
991345661.UG.FTS.B, 28.48%, 12/02/23 . 229 233
991353838.UG.FTS.B, 28.48%, 12/02/23 . 7 7
991359960.UG.FTS.B, 28.98%, 12/02/23 . 168 171
991331755.UG.FTS.B, 29.48%, 12/02/23 . 141 145
991332114.UG.FTS.B, 29.48%, 12/02/23 . 229 234
991346704.UG.FTS.B, 29.48%, 12/02/23 . 153 156
991382180.UG.FTS.B, 29.48%, 12/02/23 . 762 777
991332180.UG.FTS.B, 29.49%, 12/02/23 . – –
991332908.UG.FTS.B, 29.49%, 12/02/23 . 79 81
991340317.UG.FTS.B, 29.49%, 12/02/23 . 95 95
991346464.UG.FTS.B, 29.49%, 12/02/23 . 1,534 1,554
991346992.UG.FTS.B, 29.49%, 12/02/23 . 49 50
991353914.UG.FTS.B, 29.49%, 12/02/23 . – –
991354806.UG.FTS.B, 29.49%, 12/02/23 . 47 48
991355498.UG.FTS.B, 29.49%, 12/02/23 . 48 50
991361331.UG.FTS.B, 29.49%, 12/02/23 . 910 914
991363302.UG.FTS.B, 29.49%, 12/02/23 . 19 20
991365395.UG.FTS.B, 29.49%, 12/02/23 . 136 139
991382424.UG.FTS.B, 29.49%, 12/02/23 . 138 138
991187931.UG.FTS.B, 20.47%, 12/05/23 . 51 50
991189306.UG.FTS.B, 28.48%, 12/05/23 . 50 49
991190340.UG.FTS.B, 28.48%, 12/05/23 . 223 219
991202271.UG.FTS.B, 29.49%, 12/05/23 . 135 9
991203694.UG.FTS.B, 29.49%, 12/05/23 . 71 25
991192015.UG.FTS.B, 16.49%, 12/06/23 . 675 680
991227727.UG.FTS.B, 19.96%, 12/06/23 . 763 766
991213795.UG.FTS.B, 20.47%, 12/06/23 . 881 884
991203822.UG.FTS.B, 21.48%, 12/06/23 . 147 144
991199158.UG.FTS.B, 23.45%, 12/06/23 . 92 73
991223442.UG.FTS.B, 28.48%, 12/06/23 . 224 225
991315535.UG.FTS.B, 28.48%, 12/06/23 . 393 396
991213155.UG.FTS.B, 29.48%, 12/06/23 . 56 56
991247985.UG.FTS.B, 29.48%, 12/06/23 . 639 83
991252347.UG.FTS.B, 29.48%, 12/06/23 . 36 35
991191306.UG.FTS.B, 29.49%, 12/06/23 . 568 562
991202593.UG.FTS.B, 29.49%, 12/06/23 . 105 28
991203929.UG.FTS.B, 29.49%, 12/06/23 . 292 42
991265824.UG.FTS.B, 29.49%, 12/06/23 . 249 17
991357112.UG.FTS.B, 29.49%, 12/06/23 . 98 98
991388996.UG.FTS.B, 17.49%, 12/07/23 . 233 232
991198134.UG.FTS.B, 19.96%, 12/07/23 . 261 256
991204447.UG.FTS.B, 20.96%, 12/07/23 . 79 77
991432095.UG.FTS.B, 21.48%, 12/07/23 . 132 129
991221494.UG.FTS.B, 22.47%, 12/07/23 . 619 78
991203162.UG.FTS.B, 28.48%, 12/07/23 . 109 109
991253694.UG.FTS.B, 28.48%, 12/07/23 . 72 9
991290902.UG.FTS.B, 28.48%, 12/07/23 . 37 37
991304075.UG.FTS.B, 28.48%, 12/07/23 . 476 485
991407213.UG.FTS.B, 28.48%, 12/07/23 . 174 171
991422523.UG.FTS.B, 28.48%, 12/07/23 . 101 13
991249958.UG.FTS.B, 29.48%, 12/07/23 . 367 48
991197990.UG.FTS.B, 29.49%, 12/07/23 . 324 313
991198002.UG.FTS.B, 29.49%, 12/07/23 . 62 61
991203551.UG.FTS.B, 29.49%, 12/07/23 . 948 941
991203586.UG.FTS.B, 29.49%, 12/07/23 . 133 134

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991204768.UG.FTS.B, 29.49%, 12/07/23 . $ 100 $ 99
991206861.UG.FTS.B, 29.49%, 12/07/23 . 361 350
991226251.UG.FTS.B, 29.49%, 12/07/23 . 511 520
991272095.UG.FTS.B, 29.49%, 12/07/23 . 64 17
991404201.UG.FTS.B, 29.49%, 12/07/23 . 15 15
991219520.UG.FTS.B, 14.48%, 12/08/23 . 37 37
991251238.UG.FTS.B, 15.47%, 12/08/23 . 274 277
991284235.UG.FTS.B, 15.47%, 12/08/23 . 256 257
991206088.UG.FTS.B, 16.49%, 12/08/23 . 491 495
991250612.UG.FTS.B, 17.49%, 12/08/23 . 155 157
991291945.UG.FTS.B, 17.49%, 12/08/23 . 565 569
991299096.UG.FTS.B, 17.49%, 12/08/23 . 606 610
991306040.UG.FTS.B, 17.49%, 12/08/23 . 102 102
991204909.UG.FTS.B, 17.71%, 12/08/23 . 55 4
991207942.UG.FTS.B, 18.47%, 12/08/23 . 354 354
991220435.UG.FTS.B, 18.47%, 12/08/23 . 14 14
991275637.UG.FTS.B, 18.71%, 12/08/23 . 124 124
991212696.UG.FTS.B, 19.3%, 12/08/23 .. 505 507
991229181.UG.FTS.B, 19.3%, 12/08/23 .. 60 59
991337098.UG.FTS.B, 19.3%, 12/08/23 .. 407 404
991208213.UG.FTS.B, 19.96%, 12/08/23 . 7 6
991343356.UG.FTS.B, 19.96%, 12/08/23 . 157 154
991359463.UG.FTS.B, 19.96%, 12/08/23 . 299 301
991362557.UG.FTS.B, 19.99%, 12/08/23 . 23 23
991249740.UG.FTS.B, 20.47%, 12/08/23 . 98 98
991257669.UG.FTS.B, 20.47%, 12/08/23 . 86 85
991270563.UG.FTS.B, 20.47%, 12/08/23 . 649 645
991259102.UG.FTS.B, 20.96%, 12/08/23 . 86 86
991420233.UG.FTS.B, 22.47%, 12/08/23 . 54 53
991448491.UG.FTS.B, 23.45%, 12/08/23 . 254 247
991218065.UG.FTS.B, 25.45%, 12/08/23 . 1,685 1,680
991214716.UG.FTS.B, 26.44%, 12/08/23 . 247 246
991218571.UG.FTS.B, 27.95%, 12/08/23 . 786 801
991214878.UG.FTS.B, 28.48%, 12/08/23 . 330 336
991255875.UG.FTS.B, 28.48%, 12/08/23 . 94 33
991265745.UG.FTS.B, 28.48%, 12/08/23 . 172 174
991276602.UG.FTS.B, 28.48%, 12/08/23 . 502 509
991282274.UG.FTS.B, 28.48%, 12/08/23 . 212 216
991321964.UG.FTS.B, 28.48%, 12/08/23 . 264 269
991342766.UG.FTS.B, 28.48%, 12/08/23 . 53 54
991348273.UG.FTS.B, 28.48%, 12/08/23 . 390 395
991394068.UG.FTS.B, 28.48%, 12/08/23 . 58 57
991211631.UG.FTS.B, 29.46%, 12/08/23 . 188 192
991212750.UG.FTS.B, 29.46%, 12/08/23 . 215 215
991213588.UG.FTS.B, 29.46%, 12/08/23 . 294 19
991409255.UG.FTS.B, 29.46%, 12/08/23 . 18 18
991204199.UG.FTS.B, 29.47%, 12/08/23 . 127 32
991215376.UG.FTS.B, 29.47%, 12/08/23 . 994 1,013
991217829.UG.FTS.B, 29.47%, 12/08/23 . 666 676
991218164.UG.FTS.B, 29.47%, 12/08/23 . 1,313 1,338
991292013.UG.FTS.B, 29.47%, 12/08/23 . 11 11
991207166.UG.FTS.B, 29.48%, 12/08/23 . 189 191
991211029.UG.FTS.B, 29.48%, 12/08/23 . 799 790
991271633.UG.FTS.B, 29.48%, 12/08/23 . 147 150
991278845.UG.FTS.B, 29.48%, 12/08/23 . 117 119
991280178.UG.FTS.B, 29.48%, 12/08/23 . 243 248
991289336.UG.FTS.B, 29.48%, 12/08/23 . 101 13
991320725.UG.FTS.B, 29.48%, 12/08/23 . 92 93
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991321514.UG.FTS.B, 29.48%, 12/08/23 . $ 1,636 $ 1,657
991209755.UG.FTS.B, 29.49%, 12/08/23 . 404 409
991211148.UG.FTS.B, 29.49%, 12/08/23 . 75 73
991211644.UG.FTS.B, 29.49%, 12/08/23 . 242 246
991213695.UG.FTS.B, 29.49%, 12/08/23 . – –
991214094.UG.FTS.B, 29.49%, 12/08/23 . 1 1
991214817.UG.FTS.B, 29.49%, 12/08/23 . 707 710
991214975.UG.FTS.B, 29.49%, 12/08/23 . 331 337
991216594.UG.FTS.B, 29.49%, 12/08/23 . 513 522
991216926.UG.FTS.B, 29.49%, 12/08/23 . 141 139
991217790.UG.FTS.B, 29.49%, 12/08/23 . 663 675
991225432.UG.FTS.B, 29.49%, 12/08/23 . 396 401
991225771.UG.FTS.B, 29.49%, 12/08/23 . 50 20
991228941.UG.FTS.B, 29.49%, 12/08/23 . 303 304
991242076.UG.FTS.B, 29.49%, 12/08/23 . 49 49
991258341.UG.FTS.B, 29.49%, 12/08/23 . 48 47
991259861.UG.FTS.B, 29.49%, 12/08/23 . 132 8
991262339.UG.FTS.B, 29.49%, 12/08/23 . 74 74
991265728.UG.FTS.B, 29.49%, 12/08/23 . – –
991265819.UG.FTS.B, 29.49%, 12/08/23 . 69 10
991271908.UG.FTS.B, 29.49%, 12/08/23 . 22 22
991272424.UG.FTS.B, 29.49%, 12/08/23 . 264 268
991280676.UG.FTS.B, 29.49%, 12/08/23 . 110 30
991286242.UG.FTS.B, 29.49%, 12/08/23 . 41 41
991289146.UG.FTS.B, 29.49%, 12/08/23 . 126 128
991300678.UG.FTS.B, 29.49%, 12/08/23 . 71 72
991301099.UG.FTS.B, 29.49%, 12/08/23 . 68 67
991313868.UG.FTS.B, 29.49%, 12/08/23 . 248 16
991322697.UG.FTS.B, 29.49%, 12/08/23 . 51 51
991343151.UG.FTS.B, 29.49%, 12/08/23 . 7 7
991347740.UG.FTS.B, 29.49%, 12/08/23 . 6 6
991349755.UG.FTS.B, 29.49%, 12/08/23 . 57 57
991379179.UG.FTS.B, 29.49%, 12/08/23 . 3 3
991392955.UG.FTS.B, 29.49%, 12/08/23 . 18 18
991407525.UG.FTS.B, 29.49%, 12/08/23 . 149 148
991409276.UG.FTS.B, 29.49%, 12/08/23 . 39 38
991326572.UG.FTS.B, Zero Cpn, 12/09/23 85 6
991400299.UG.FTS.B, Zero Cpn, 12/09/23 248 17
991402935.UG.FTS.B, Zero Cpn, 12/09/23 118 8
991357192.UG.FTS.B, 16.49%, 12/09/23 . 106 105
991388767.UG.FTS.B, 16.49%, 12/09/23 . 952 66
991359124.UG.FTS.B, 20.47%, 12/09/23 . 339 333
991354238.UG.FTS.B, 20.96%, 12/09/23 . 490 480
991389074.UG.FTS.B, 21.48%, 12/09/23 . 119 116
991305696.UG.FTS.B, 28.48%, 12/09/23 . 78 78
991393014.UG.FTS.B, 28.48%, 12/09/23 . 126 124
991434948.UG.FTS.B, 28.48%, 12/09/23 . 102 100
991308270.UG.FTS.B, 29.49%, 12/09/23 . 162 162
991329390.UG.FTS.B, 29.49%, 12/09/23 . 102 101
991353833.UG.FTS.B, 29.49%, 12/09/23 . 29 29
991356147.UG.FTS.B, 29.49%, 12/09/23 . 81 81
991364368.UG.FTS.B, 29.49%, 12/09/23 . 339 332
991367687.UG.FTS.B, 29.49%, 12/09/23 . 226 222
991408941.UG.FTS.B, 29.49%, 12/09/23 . 97 96
991427458.UG.FTS.B, 29.49%, 12/09/23 . 21 9
991442239.UG.FTS.B, 29.49%, 12/09/23 . 7 7
991448905.UG.FTS.B, 29.49%, 12/09/23 . 648 639
991302796.UG.FTS.B, Zero Cpn, 12/10/23 165 11

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991397201.UG.FTS.B, 15%, 12/10/23 .... $ 23 $ 23
991301938.UG.FTS.B, 15.47%, 12/10/23 . 363 358
991359480.UG.FTS.B, 15.47%, 12/10/23 . 221 218
991301880.UG.FTS.B, 16.49%, 12/10/23 . 189 187
991397064.UG.FTS.B, 16.49%, 12/10/23 . 61 60
991353794.UG.FTS.B, 19.3%, 12/10/23 .. 97 23
991357402.UG.FTS.B, 22.47%, 12/10/23 . 139 136
991234278.UG.FTS.B, 26.44%, 12/10/23 . 1,045 1,045
991318209.UG.FTS.B, 27.99%, 12/10/23 . 118 115
991427925.UG.FTS.B, 27.99%, 12/10/23 . 41 40
991400353.UG.FTS.B, 28.48%, 12/10/23 . – –
991316641.UG.FTS.B, 29.48%, 12/10/23 . 4 4
991324549.UG.FTS.B, 29.48%, 12/10/23 . 75 74
991302449.UG.FTS.B, 29.49%, 12/10/23 . 318 315
991305756.UG.FTS.B, 29.49%, 12/10/23 . 103 102
991310007.UG.FTS.B, 29.49%, 12/10/23 . 42 42
991310750.UG.FTS.B, 29.49%, 12/10/23 . 115 114
991324857.UG.FTS.B, 29.49%, 12/10/23 . 247 243
991326232.UG.FTS.B, 29.49%, 12/10/23 . 170 168
991342513.UG.FTS.B, 29.49%, 12/10/23 . 672 663
991353364.UG.FTS.B, 29.49%, 12/10/23 . 23 1
991358217.UG.FTS.B, 29.49%, 12/10/23 . – –
991361573.UG.FTS.B, 29.49%, 12/10/23 . 42 42
991368001.UG.FTS.B, 29.49%, 12/10/23 . 270 264
991374468.UG.FTS.B, 29.49%, 12/10/23 . 146 145
991395653.UG.FTS.B, 29.49%, 12/10/23 . 215 210
991402670.UG.FTS.B, 29.49%, 12/10/23 . 264 260
991418451.UG.FTS.B, 29.49%, 12/10/23 . 119 117
991431724.UG.FTS.B, 29.49%, 12/10/23 . 61 60
991438900.UG.FTS.B, 29.49%, 12/10/23 . 259 254
991447716.UG.FTS.B, Zero Cpn, 12/11/23 315 22
991333615.UG.FTS.B, 14.48%, 12/11/23 . 186 2
991448540.UG.FTS.B, 15.47%, 12/11/23 . 557 548
991357205.UG.FTS.B, 28.48%, 12/11/23 . – –
991332603.UG.FTS.B, 29.48%, 12/11/23 . 26 (1)
991399386.UG.FTS.B, 29.48%, 12/11/23 . 18 1
991316785.UG.FTS.B, 29.49%, 12/11/23 . 92 91
991317142.UG.FTS.B, 29.49%, 12/11/23 . 24 23
991338974.UG.FTS.B, 29.49%, 12/11/23 . 274 269
991361082.UG.FTS.B, 29.49%, 12/11/23 . 16 16
991361596.UG.FTS.B, 29.49%, 12/11/23 . 725 711
991373643.UG.FTS.B, 29.49%, 12/11/23 . 330 326
991399394.UG.FTS.B, 29.49%, 12/11/23 . 86 85
991400100.UG.FTS.B, 29.49%, 12/11/23 . 65 65
991403298.UG.FTS.B, 29.49%, 12/11/23 . 15 15
991407765.UG.FTS.B, 29.49%, 12/11/23 . 46 46
991442696.UG.FTS.B, 29.49%, 12/11/23 . – –
991456024.UG.FTS.B, 29.49%, 12/11/23 . 121 119
991445845.UG.FTS.B, Zero Cpn, 12/12/23 196 14
991381330.UG.FTS.B, 16.49%, 12/12/23 . 755 744
991396030.UG.FTS.B, 16.49%, 12/12/23 . 6 6
991353250.UG.FTS.B, 18.71%, 12/12/23 . 279 275
991364577.UG.FTS.B, 19.3%, 12/12/23 .. 133 131
991406118.UG.FTS.B, 20.96%, 12/12/23 . 10 10
991420683.UG.FTS.B, 20.96%, 12/12/23 . 8 8
991327492.UG.FTS.B, 25.44%, 12/12/23 . 468 453
991420296.UG.FTS.B, 28.48%, 12/12/23 . 111 109
991316822.UG.FTS.B, 29.48%, 12/12/23 . – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991331674.UG.FTS.B, 29.48%, 12/12/23 . $ 210 $ 209
991298936.UG.FTS.B, 29.49%, 12/12/23 . 82 82
991304389.UG.FTS.B, 29.49%, 12/12/23 . 86 85
991304451.UG.FTS.B, 29.49%, 12/12/23 . 9 9
991311832.UG.FTS.B, 29.49%, 12/12/23 . 29 29
991317469.UG.FTS.B, 29.49%, 12/12/23 . 153 151
991335350.UG.FTS.B, 29.49%, 12/12/23 . 64 9
991337692.UG.FTS.B, 29.49%, 12/12/23 . 62 61
991344161.UG.FTS.B, 29.49%, 12/12/23 . 102 101
991350400.UG.FTS.B, 29.49%, 12/12/23 . 173 171
991351009.UG.FTS.B, 29.49%, 12/12/23 . 32 32
991352529.UG.FTS.B, 29.49%, 12/12/23 . 9 9
991356769.UG.FTS.B, 29.49%, 12/12/23 . 225 222
991361796.UG.FTS.B, 29.49%, 12/12/23 . 92 91
991387472.UG.FTS.B, 29.49%, 12/12/23 . 245 243
991422639.UG.FTS.B, 29.49%, 12/12/23 . 9 9
991424465.UG.FTS.B, 29.49%, 12/12/23 . 838 824
991432271.UG.FTS.B, 29.49%, 12/12/23 . 89 87
991438264.UG.FTS.B, 29.49%, 12/12/23 . 247 243
991443311.UG.FTS.B, 29.49%, 12/12/23 . 529 34
991318319.UG.FTS.B, Zero Cpn, 12/13/23 94 6
991419474.UG.FTS.B, 15.47%, 12/13/23 . 316 311
991438897.UG.FTS.B, 17.47%, 12/13/23 . 93 92
991253583.UG.FTS.B, 17.49%, 12/13/23 . 133 133
991287740.UG.FTS.B, 17.49%, 12/13/23 . 233 235
991301519.UG.FTS.B, 17.49%, 12/13/23 . 312 307
991326150.UG.FTS.B, 17.49%, 12/13/23 . 33 32
991284086.UG.FTS.B, 18.71%, 12/13/23 . 233 234
991398313.UG.FTS.B, 19.3%, 12/13/23 .. 112 29
991440099.UG.FTS.B, 19.3%, 12/13/23 .. 1,394 1,035
991325207.UG.FTS.B, 19.99%, 12/13/23 . 219 219
991408874.UG.FTS.B, 20.47%, 12/13/23 . 60 59
991309000.UG.FTS.B, 20.96%, 12/13/23 . 77 75
991332222.UG.FTS.B, 21.48%, 12/13/23 . 143 140
991333894.UG.FTS.B, 28.48%, 12/13/23 . 271 269
991336028.UG.FTS.B, 29.48%, 12/13/23 . 69 68
991361182.UG.FTS.B, 29.48%, 12/13/23 . 27 27
991397136.UG.FTS.B, 29.48%, 12/13/23 . 65 64
991317151.UG.FTS.B, 29.49%, 12/13/23 . – –
991324423.UG.FTS.B, 29.49%, 12/13/23 . 61 60
991335642.UG.FTS.B, 29.49%, 12/13/23 . 134 133
991336926.UG.FTS.B, 29.49%, 12/13/23 . 112 111
991346907.UG.FTS.B, 29.49%, 12/13/23 . – –
991361169.UG.FTS.B, 29.49%, 12/13/23 . 572 570
991367940.UG.FTS.B, 29.49%, 12/13/23 . 50 7
991388506.UG.FTS.B, 29.49%, 12/13/23 . 89 88
991411214.UG.FTS.B, 29.49%, 12/13/23 . 24 4
991419162.UG.FTS.B, 29.49%, 12/13/23 . 143 140
991428519.UG.FTS.B, 29.49%, 12/13/23 . 108 107
991431781.UG.FTS.B, 29.49%, 12/13/23 . 46 45
991449076.UG.FTS.B, 29.49%, 12/13/23 . 390 383
991482563.UG.FTS.B, 17.49%, 12/14/23 . 8 8
991261373.UG.FTS.B, 25.45%, 12/14/23 . 85 23
991255753.UG.FTS.B, 14.47%, 12/15/23 . 69 70
991296022.UG.FTS.B, 16.49%, 12/15/23 . – –
991331167.UG.FTS.B, 16.49%, 12/15/23 . 940 949
991278437.UG.FTS.B, 17.49%, 12/15/23 . 80 79
991332406.UG.FTS.B, 17.49%, 12/15/23 . 118 119

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991400429.UG.FTS.B, 17.49%, 12/15/23 . $ 313 $ 316
991255746.UG.FTS.B, 18.47%, 12/15/23 . 213 212
991379123.UG.FTS.B, 18.47%, 12/15/23 . – –
991265681.UG.FTS.B, 18.71%, 12/15/23 . 90 91
991387743.UG.FTS.B, 18.71%, 12/15/23 . 631 160
991264425.UG.FTS.B, 19.3%, 12/15/23 .. – –
991268786.UG.FTS.B, 19.3%, 12/15/23 .. 113 114
991399812.UG.FTS.B, 19.3%, 12/15/23 .. 1,261 1,271
991290666.UG.FTS.B, 19.96%, 12/15/23 . 15 15
991427865.UG.FTS.B, 19.96%, 12/15/23 . 248 247
991265527.UG.FTS.B, 20.47%, 12/15/23 . 149 147
991270303.UG.FTS.B, 20.47%, 12/15/23 . 22 22
991288025.UG.FTS.B, 20.96%, 12/15/23 . 65 66
991256910.UG.FTS.B, 21.48%, 12/15/23 . 27 27
991364787.UG.FTS.B, 22.45%, 12/15/23 . 333 333
991448152.UG.FTS.B, 22.45%, 12/15/23 . 181 180
991260304.UG.FTS.B, 22.47%, 12/15/23 . 86 86
991457293.UG.FTS.B, 22.47%, 12/15/23 . 193 13
991474429.UG.FTS.B, 22.47%, 12/15/23 . 486 119
991279347.UG.FTS.B, 23.45%, 12/15/23 . 273 272
991391780.UG.FTS.B, 25.45%, 12/15/23 . 108 (5)
991390117.UG.FTS.B, 15.47%, 12/16/23 . 307 304
991264118.UG.FTS.B, 16.49%, 12/16/23 . 398 393
991265066.UG.FTS.B, 17.49%, 12/16/23 . 153 151
991459556.UG.FTS.B, 17.49%, 12/16/23 . 207 53
991376799.UG.FTS.B, 19.3%, 12/16/23 .. 892 875
991343699.UG.FTS.B, 20.96%, 12/16/23 . 377 368
991483241.UG.FTS.B, 23.45%, 12/16/23 . 92 12
991270926.UG.FTS.B, 15%, 12/17/23 .... 159 157
991267791.UG.FTS.B, 16.49%, 12/17/23 . 1,001 156
991272030.UG.FTS.B, 16.49%, 12/17/23 . 1 1
991407871.UG.FTS.B, 16.49%, 12/17/23 . 187 185
991496207.UG.FTS.B, 16.49%, 12/17/23 . 1,539 1,521
991278519.UG.FTS.B, 18.47%, 12/17/23 . – –
991305114.UG.FTS.B, 18.71%, 12/17/23 . 436 428
991334320.UG.FTS.B, 18.71%, 12/17/23 . 125 123
991334732.UG.FTS.B, 18.71%, 12/17/23 . 315 308
991309192.UG.FTS.B, 19.3%, 12/17/23 .. 143 141
991352161.UG.FTS.B, 19.3%, 12/17/23 .. 601 3
991302932.UG.FTS.B, 19.47%, 12/17/23 . 132 34
991331047.UG.FTS.B, 19.96%, 12/17/23 . 76 75
991372337.UG.FTS.B, 20.96%, 12/17/23 . 423 172
991320917.UG.FTS.B, 21.48%, 12/17/23 . 723 709
991412009.UG.FTS.B, 21.48%, 12/17/23 . 20 20
991278216.UG.FTS.B, 22.47%, 12/17/23 . 109 106
991311167.UG.FTS.B, 22.47%, 12/17/23 . 537 528
991291158.UG.FTS.B, 24.45%, 12/17/23 . 200 57
991301675.UG.FTS.B, Zero Cpn, 12/18/23 102 7
991396924.UG.FTS.B, Zero Cpn, 12/18/23 237 17
991407328.UG.FTS.B, 15%, 12/18/23 .... 99 97
991369605.UG.FTS.B, 16.49%, 12/18/23 . 26 26
991335445.UG.FTS.B, 17.49%, 12/18/23 . 6 6
991470545.UG.FTS.B, 17.49%, 12/18/23 . – –
991354731.UG.FTS.B, 18.71%, 12/18/23 . 131 129
991416710.UG.FTS.B, 18.71%, 12/18/23 . 1,619 1,596
991421673.UG.FTS.B, 18.71%, 12/18/23 . 773 762
991309417.UG.FTS.B, 20.47%, 12/18/23 . 272 89
991298110.UG.FTS.B, 21.48%, 12/18/23 . 197 70
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991304745.UG.FTS.B, 22.47%, 12/18/23 . $ 83 $ 7
991322852.UG.FTS.B, 23.45%, 12/18/23 . 84 (2)
991452932.UG.FTS.B, 25.45%, 12/18/23 . 19 18
991319968.UG.FTS.B, Zero Cpn, 12/19/23 324 22
991498769.UG.FTS.B, 15.47%, 12/19/23 . 258 254
991405305.UG.FTS.B, 16.49%, 12/19/23 . 117 116
991429423.UG.FTS.B, 17.47%, 12/19/23 . 108 107
991317582.UG.FTS.B, 17.49%, 12/19/23 . 197 193
991402779.UG.FTS.B, 17.49%, 12/19/23 . 245 31
991403359.UG.FTS.B, 17.49%, 12/19/23 . 74 73
991405335.UG.FTS.B, 17.49%, 12/19/23 . 37 37
991467590.UG.FTS.B, 17.49%, 12/19/23 . 78 77
991308110.UG.FTS.B, 18.47%, 12/19/23 . 82 81
991306413.UG.FTS.B, 18.71%, 12/19/23 . 196 193
991287925.UG.FTS.B, 19.3%, 12/19/23 .. 231 228
991294915.UG.FTS.B, 19.3%, 12/19/23 .. 89 87
991511200.UG.FTS.B, 19.3%, 12/19/23 .. 109 107
991293572.UG.FTS.B, 19.96%, 12/19/23 . 452 61
991512039.UG.FTS.B, 19.96%, 12/19/23 . 325 43
991297522.UG.FTS.B, 20.47%, 12/19/23 . 72 71
991310240.UG.FTS.B, 20.47%, 12/19/23 . 36 6
991341980.UG.FTS.B, 20.47%, 12/19/23 . 317 312
991468736.UG.FTS.B, 20.47%, 12/19/23 . 86 6
991523578.UG.FTS.B, 20.47%, 12/19/23 . 235 231
991296205.UG.FTS.B, 20.96%, 12/19/23 . 82 81
991433616.UG.FTS.B, 20.96%, 12/19/23 . 84 83
991313003.UG.FTS.B, 21.48%, 12/19/23 . 272 266
991414126.UG.FTS.B, 21.48%, 12/19/23 . 499 490
991367322.UG.FTS.B, 22.47%, 12/19/23 . 115 112
991306283.UG.FTS.B, 26.44%, 12/19/23 . 101 99
991319276.UG.FTS.B, 26.44%, 12/19/23 . 42 41
991410920.UG.FTS.B, 14.48%, 12/20/23 . 32 32
991400459.UG.FTS.B, 15.47%, 12/20/23 . 334 329
991483798.UG.FTS.B, 15.47%, 12/20/23 . 64 63
991325118.UG.FTS.B, 16.49%, 12/20/23 . 268 265
991295957.UG.FTS.B, 17.49%, 12/20/23 . 116 115
991307475.UG.FTS.B, 17.49%, 12/20/23 . 789 779
991310755.UG.FTS.B, 17.49%, 12/20/23 . 309 305
991325948.UG.FTS.B, 17.49%, 12/20/23 . 61 60
991358233.UG.FTS.B, 17.49%, 12/20/23 . 629 621
991432644.UG.FTS.B, 17.49%, 12/20/23 . 119 117
991331450.UG.FTS.B, 18.47%, 12/20/23 . 95 94
991366147.UG.FTS.B, 18.47%, 12/20/23 . 224 221
991496764.UG.FTS.B, 18.47%, 12/20/23 . 626 615
991330462.UG.FTS.B, 19.3%, 12/20/23 .. – –
991363259.UG.FTS.B, 19.3%, 12/20/23 .. 109 108
991373067.UG.FTS.B, 19.3%, 12/20/23 .. 297 293
991419085.UG.FTS.B, 19.96%, 12/20/23 . 68 67
991523610.UG.FTS.B, 19.96%, 12/20/23 . 314 308
991306794.UG.FTS.B, 20.47%, 12/20/23 . 47 46
991309544.UG.FTS.B, 20.47%, 12/20/23 . 651 634
991427426.UG.FTS.B, 20.47%, 12/20/23 . 1,916 1,876
991299329.UG.FTS.B, 21.48%, 12/20/23 . 161 159
991494550.UG.FTS.B, 21.48%, 12/20/23 . 116 114
991315452.UG.FTS.B, 22.47%, 12/20/23 . 457 447
991329280.UG.FTS.B, 22.47%, 12/20/23 . 175 171
991347172.UG.FTS.B, 23.45%, 12/20/23 . 164 –
991526160.UG.FTS.B, 23.45%, 12/20/23 . 434 424

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991509838.UG.FTS.B, 25.45%, 12/20/23 . $ 118 $ 115
991448015.UG.FTS.B, 19.96%, 12/21/23 . 592 579
991514693.UG.FTS.B, 20.96%, 12/21/23 . 158 11
991505059.UG.FTS.B, 21.48%, 12/21/23 . 95 93
991536020.UG.FTS.B, 23.45%, 12/21/23 . 240 234
991102904.UG.FTS.B, 29.49%, 1/09/24 .. 104 83
991064824.UG.FTS.B, 20.96%, 1/15/24 .. 60 59
991099377.UG.FTS.B, 29.49%, 1/17/24 .. 7 7
991113009.UG.FTS.B, 29.49%, 1/18/24 .. 86 62
991418802.UG.FTS.B, 29.49%, 10/10/24 . 102 23
990928675.UG.FTS.B, 29.49%, 10/19/24 . 194 189
991072765.UG.FTS.B, 29.49%, 10/20/24 . 143 144
990941301.UG.FTS.B, 28.98%, 10/21/24 . 277 37
991042512.UG.FTS.B, 28.98%, 10/21/24 . 266 267
991068200.UG.FTS.B, 28.98%, 10/21/24 . 34 34
991060237.UG.FTS.B, 28.98%, 10/22/24 . 120 121
990948556.UG.FTS.B, 29.49%, 10/22/24 . 108 109
991072394.UG.FTS.B, 29.49%, 10/22/24 . 157 157
991015583.UG.FTS.B, Zero Cpn, 11/08/24 517 35
991015899.UG.FTS.B, Zero Cpn, 11/08/24 2,013 141
991021073.UG.FTS.B, Zero Cpn, 11/08/24 – –
991029860.UG.FTS.B, 16.99%, 11/08/24 . 1,146 1,133
991204575.UG.FTS.B, 19.21%, 11/08/24 . 212 209
991014890.UG.FTS.B, 19.46%, 11/08/24 . 64 63
991020888.UG.FTS.B, 19.8%, 11/08/24 .. 1,615 1,595
991132194.UG.FTS.B, 19.8%, 11/08/24 .. 641 623
991010233.UG.FTS.B, 19.99%, 11/08/24 . 328 325
991016261.UG.FTS.B, 19.99%, 11/08/24 . 223 147
991009159.UG.FTS.B, 20.46%, 11/08/24 . 356 352
991025022.UG.FTS.B, 20.46%, 11/08/24 . 235 232
991043299.UG.FTS.B, 20.46%, 11/08/24 . 629 621
991019305.UG.FTS.B, 20.97%, 11/08/24 . – –
991015397.UG.FTS.B, 21.46%, 11/08/24 . 173 170
991037836.UG.FTS.B, 21.46%, 11/08/24 . 2,717 2,670
991062208.UG.FTS.B, 21.98%, 11/08/24 . 221 217
991089275.UG.FTS.B, 21.98%, 11/08/24 . 113 108
991008862.UG.FTS.B, 22.97%, 11/08/24 . 745 731
991016897.UG.FTS.B, 23.95%, 11/08/24 . 1,840 237
991015679.UG.FTS.B, 27.99%, 11/08/24 . 1,170 1,183
991059423.UG.FTS.B, 27.99%, 11/08/24 . 27 26
991011158.UG.FTS.B, 28.98%, 11/08/24 .. – –
991014622.UG.FTS.B, 28.98%, 11/08/24 . 669 523
991015221.UG.FTS.B, 28.98%, 11/08/24 . 2,183 2,196
991015963.UG.FTS.B, 28.98%, 11/08/24 . 1,568 1,576
991020061.UG.FTS.B, 28.98%, 11/08/24 . 380 381
991021690.UG.FTS.B, 28.98%, 11/08/24 . 121 118
991037342.UG.FTS.B, 28.98%, 11/08/24 . 515 (25)
991043973.UG.FTS.B, 28.98%, 11/08/24 . 3 3
991046124.UG.FTS.B, 28.98%, 11/08/24 . 125 126
991047284.UG.FTS.B, 28.98%, 11/08/24 . 99 98
991049421.UG.FTS.B, 28.98%, 11/08/24 . 85 86
991049874.UG.FTS.B, 28.98%, 11/08/24 . – –
991062658.UG.FTS.B, 28.98%, 11/08/24 . 515 513
991069248.UG.FTS.B, 28.98%, 11/08/24 . 140 138
991069501.UG.FTS.B, 28.98%, 11/08/24 . 48 47
991089676.UG.FTS.B, 28.98%, 11/08/24 . 1,747 1,723
991122476.UG.FTS.B, 28.98%, 11/08/24 . 374 105
991136078.UG.FTS.B, 28.98%, 11/08/24 . – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991183172.UG.FTS.B, 28.98%, 11/08/24 . $ 121 $ 120
991188631.UG.FTS.B, 28.98%, 11/08/24 . 299 297
991205446.UG.FTS.B, 28.98%, 11/08/24 . 124 124
991014634.UG.FTS.B, 29.48%, 11/08/24 . 922 934
991009200.UG.FTS.B, 29.49%, 11/08/24 . 276 280
991009218.UG.FTS.B, 29.49%, 11/08/24 . 185 184
991009403.UG.FTS.B, 29.49%, 11/08/24 . 791 771
991009730.UG.FTS.B, 29.49%, 11/08/24 . 335 321
991009808.UG.FTS.B, 29.49%, 11/08/24 . 1,167 74
991010218.UG.FTS.B, 29.49%, 11/08/24 . 629 139
991011019.UG.FTS.B, 29.49%, 11/08/24 . 105 106
991011039.UG.FTS.B, 29.49%, 11/08/24 . 878 877
991013711.UG.FTS.B, 29.49%, 11/08/24 . 14 14
991016135.UG.FTS.B, 29.49%, 11/08/24 . 640 627
991016360.UG.FTS.B, 29.49%, 11/08/24 . 362 368
991018167.UG.FTS.B, 29.49%, 11/08/24 . 327 331
991019441.UG.FTS.B, 29.49%, 11/08/24 . 471 455
991026129.UG.FTS.B, 29.49%, 11/08/24 . 546 543
991032542.UG.FTS.B, 29.49%, 11/08/24 . 1,204 1,219
991033519.UG.FTS.B, 29.49%, 11/08/24 . 141 97
991051891.UG.FTS.B, 29.49%, 11/08/24 . 566 569
991060109.UG.FTS.B, 29.49%, 11/08/24 . 218 218
991065536.UG.FTS.B, 29.49%, 11/08/24 . 132 131
991066416.UG.FTS.B, 29.49%, 11/08/24 . 180 10
991067396.UG.FTS.B, 29.49%, 11/08/24 . 176 178
991089599.UG.FTS.B, 29.49%, 11/08/24 . 2,146 2,158
991092872.UG.FTS.B, 29.49%, 11/08/24 . 85 5
991149918.UG.FTS.B, 29.49%, 11/08/24 . – –
991156301.UG.FTS.B, 29.49%, 11/08/24 . 421 418
991174773.UG.FTS.B, 29.49%, 11/08/24 . 127 127
991185262.UG.FTS.B, 29.49%, 11/08/24 . 165 (8)
991200927.UG.FTS.B, 29.49%, 11/08/24 . 257 256
991201705.UG.FTS.B, 29.49%, 11/08/24 . – –
991208389.UG.FTS.B, 29.49%, 11/08/24 . 3 2
991020472.UG.FTS.B, Zero Cpn, 11/09/24 1,084 75
991051457.UG.FTS.B, Zero Cpn, 11/09/24 431 30
991057595.UG.FTS.B, Zero Cpn, 11/09/24 4,313 296
991039862.UG.FTS.B, 14.98%, 11/09/24 . 1,018 1,009
991014849.UG.FTS.B, 16.99%, 11/09/24 . 204 204
991032070.UG.FTS.B, 16.99%, 11/09/24 . 293 298
991037178.UG.FTS.B, 16.99%, 11/09/24 . 558 568
991107359.UG.FTS.B, 17.99%, 11/09/24 . 381 378
991043681.UG.FTS.B, 19.21%, 11/09/24 . 1,493 1,504
991104757.UG.FTS.B, 19.21%, 11/09/24 . 308 304
991017861.UG.FTS.B, 19.8%, 11/09/24 .. 114 116
991019345.UG.FTS.B, 19.8%, 11/09/24 .. 74 73
991031629.UG.FTS.B, 19.99%, 11/09/24 . 217 215
991137626.UG.FTS.B, 19.99%, 11/09/24 . 162 157
991213119.UG.FTS.B, 19.99%, 11/09/24 . 119 122
991014881.UG.FTS.B, 20.46%, 11/09/24 . 1,294 1,314
991213995.UG.FTS.B, 20.46%, 11/09/24 . 60 60
991015912.UG.FTS.B, 20.97%, 11/09/24 . 588 367
991064904.UG.FTS.B, 20.97%, 11/09/24 . 1,274 1,279
991047267.UG.FTS.B, 21.46%, 11/09/24 . 52 51
991217068.UG.FTS.B, 21.46%, 11/09/24 . 377 378
991036234.UG.FTS.B, 21.98%, 11/09/24 . 411 404
991152954.UG.FTS.B, 21.98%, 11/09/24 . 146 144
991205720.UG.FTS.B, 21.98%, 11/09/24 . 123 121

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991214327.UG.FTS.B, 21.98%, 11/09/24 . $ 219 $ 220
991015386.UG.FTS.B, 22.97%, 11/09/24 . 817 796
991015291.UG.FTS.B, 23.95%, 11/09/24 . 99 98
991044341.UG.FTS.B, 23.95%, 11/09/24 . 1,281 1,260
991207204.UG.FTS.B, 27.99%, 11/09/24 . 92 92
991014627.UG.FTS.B, 28.98%, 11/09/24 . 423 436
991019851.UG.FTS.B, 28.98%, 11/09/24 . 264 17
991021150.UG.FTS.B, 28.98%, 11/09/24 . 282 293
991024150.UG.FTS.B, 28.98%, 11/09/24 . 583 587
991024317.UG.FTS.B, 28.98%, 11/09/24 . 341 343
991024437.UG.FTS.B, 28.98%, 11/09/24 . 592 615
991031006.UG.FTS.B, 28.98%, 11/09/24 . 24 24
991036639.UG.FTS.B, 28.98%, 11/09/24 . 527 528
991048693.UG.FTS.B, 28.98%, 11/09/24 . 627 649
991050918.UG.FTS.B, 28.98%, 11/09/24 . 629 654
991066590.UG.FTS.B, 28.98%, 11/09/24 . 502 507
991067435.UG.FTS.B, 28.98%, 11/09/24 . 481 500
991070859.UG.FTS.B, 28.98%, 11/09/24 . 296 304
991081306.UG.FTS.B, 28.98%, 11/09/24 . 49 48
991109146.UG.FTS.B, 28.98%, 11/09/24 . 649 647
991110836.UG.FTS.B, 28.98%, 11/09/24 .. 505 112
991160869.UG.FTS.B, 28.98%, 11/09/24 . 223 222
991181015.UG.FTS.B, 28.98%, 11/09/24 . 132 8
991190864.UG.FTS.B, 28.98%, 11/09/24 . 216 215
991201969.UG.FTS.B, 28.98%, 11/09/24 . 232 237
991209121.UG.FTS.B, 28.98%, 11/09/24 . 139 17
991213946.UG.FTS.B, 28.98%, 11/09/24 . 116 119
991214522.UG.FTS.B, 28.98%, 11/09/24 . 1,103 1,128
991214861.UG.FTS.B, 28.98%, 11/09/24 . 344 42
991215028.UG.FTS.B, 28.98%, 11/09/24 . 774 790
991215951.UG.FTS.B, 28.98%, 11/09/24 . 774 794
991014891.UG.FTS.B, 29.49%, 11/09/24 . 14 14
991016205.UG.FTS.B, 29.49%, 11/09/24 . 1,035 785
991016307.UG.FTS.B, 29.49%, 11/09/24 . 289 302
991017515.UG.FTS.B, 29.49%, 11/09/24 . – –
991017635.UG.FTS.B, 29.49%, 11/09/24 . 1,764 1,727
991017902.UG.FTS.B, 29.49%, 11/09/24 . 1,099 1,085
991020973.UG.FTS.B, 29.49%, 11/09/24 . 1,042 235
991022488.UG.FTS.B, 29.49%, 11/09/24 . 803 103
991023572.UG.FTS.B, 29.49%, 11/09/24 . 48 48
991023718.UG.FTS.B, 29.49%, 11/09/24 . 154 152
991032314.UG.FTS.B, 29.49%, 11/09/24 . 667 672
991032461.UG.FTS.B, 29.49%, 11/09/24 . 254 264
991051385.UG.FTS.B, 29.49%, 11/09/24 . 109 109
991053848.UG.FTS.B, 29.49%, 11/09/24 . 342 337
991056862.UG.FTS.B, 29.49%, 11/09/24 . 1,664 1,686
991057649.UG.FTS.B, 29.49%, 11/09/24 . 430 421
991057701.UG.FTS.B, 29.49%, 11/09/24 . 520 543
991066794.UG.FTS.B, 29.49%, 11/09/24 . 199 203
991067737.UG.FTS.B, 29.49%, 11/09/24 . 68 67
991075118.UG.FTS.B, 29.49%, 11/09/24 . 1,715 1,758
991076041.UG.FTS.B, 29.49%, 11/09/24 . 220 223
991086223.UG.FTS.B, 29.49%, 11/09/24 . 55 54
991088136.UG.FTS.B, 29.49%, 11/09/24 . 120 115
991107819.UG.FTS.B, 29.49%, 11/09/24 . 38 37
991130666.UG.FTS.B, 29.49%, 11/09/24 . 246 235
991135727.UG.FTS.B, 29.49%, 11/09/24 . 188 13
991139880.UG.FTS.B, 29.49%, 11/09/24 . 231 237
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991143330.UG.FTS.B, 29.49%, 11/09/24 . $ 1 $ 1
991148011.UG.FTS.B, 29.49%, 11/09/24 .. 66 68
991171418.UG.FTS.B, 29.49%, 11/09/24 . 183 187
991171947.UG.FTS.B, 29.49%, 11/09/24 . 18 18
991172077.UG.FTS.B, 29.49%, 11/09/24 . 527 534
991206923.UG.FTS.B, 29.49%, 11/09/24 . 109 112
991210224.UG.FTS.B, 29.49%, 11/09/24 . 30 (1)
991211097.UG.FTS.B, 29.49%, 11/09/24 . 133 136
991213890.UG.FTS.B, 29.49%, 11/09/24 . 126 87
991215398.UG.FTS.B, 29.49%, 11/09/24 . 310 318
991215887.UG.FTS.B, 29.49%, 11/09/24 . 52 7
991216434.UG.FTS.B, 29.49%, 11/09/24 . 139 31
991081641.UG.FTS.B, 29.99%, 11/09/24 . 227 151
991023149.UG.FTS.B, Zero Cpn, 11/10/24 2,002 139
991026906.UG.FTS.B, Zero Cpn, 11/10/24 423 29
991145829.UG.FTS.B, Zero Cpn, 11/10/24 – –
991064938.UG.FTS.B, 15.97%, 11/10/24 . 271 276
991065102.UG.FTS.B, 15.97%, 11/10/24 . 496 492
991104046.UG.FTS.B, 15.97%, 11/10/24 . 602 597
991129317.UG.FTS.B, 15.97%, 11/10/24 . 5,547 5,606
991171941.UG.FTS.B, 15.97%, 11/10/24 . 2,684 2,648
991217897.UG.FTS.B, 15.97%, 11/10/24 . – –
991022677.UG.FTS.B, 18.97%, 11/10/24 . 1,152 1,172
991170027.UG.FTS.B, 18.97%, 11/10/24 . 281 283
991224324.UG.FTS.B, 18.97%, 11/10/24 . 386 246
991025347.UG.FTS.B, 19.21%, 11/10/24 . 130 127
991045857.UG.FTS.B, 19.21%, 11/10/24 . 69 68
991034507.UG.FTS.B, 19.8%, 11/10/24 .. 4,966 5,002
991224383.UG.FTS.B, 19.8%, 11/10/24 .. 844 829
991020976.UG.FTS.B, 19.99%, 11/10/24 . 417 420
991023319.UG.FTS.B, 19.99%, 11/10/24 . 457 469
991029759.UG.FTS.B, 19.99%, 11/10/24 . 180 180
991040584.UG.FTS.B, 19.99%, 11/10/24 . 102 103
991072413.UG.FTS.B, 19.99%, 11/10/24 . 169 117
991167380.UG.FTS.B, 19.99%, 11/10/24 . 332 332
991175759.UG.FTS.B, 19.99%, 11/10/24 . 35 35
991215937.UG.FTS.B, 19.99%, 11/10/24 . 601 617
991026082.UG.FTS.B, 20.46%, 11/10/24 . 414 408
991036969.UG.FTS.B, 20.46%, 11/10/24 . 321 314
991021705.UG.FTS.B, 21.46%, 11/10/24 . 1,175 258
991026735.UG.FTS.B, 21.46%, 11/10/24 . 234 231
991131037.UG.FTS.B, 21.46%, 11/10/24 . 467 456
991211771.UG.FTS.B, 21.46%, 11/10/24 . 70 70
991216720.UG.FTS.B, 21.46%, 11/10/24 . 9,105 9,132
991023237.UG.FTS.B, 21.97%, 11/10/24 . 297 293
991218535.UG.FTS.B, 21.97%, 11/10/24 . 61 4
991026806.UG.FTS.B, 21.98%, 11/10/24 . 223 217
991060027.UG.FTS.B, 21.98%, 11/10/24 . 197 14
991215892.UG.FTS.B, 21.98%, 11/10/24 . 447 448
991021583.UG.FTS.B, 22.97%, 11/10/24 . 532 524
991058444.UG.FTS.B, 22.97%, 11/10/24 . 1,288 1,269
991086114.UG.FTS.B, 22.97%, 11/10/24 . 18 18
991025675.UG.FTS.B, 23.95%, 11/10/24 . 1,840 (45)
991224574.UG.FTS.B, 23.95%, 11/10/24 . 360 75
991062365.UG.FTS.B, 24.95%, 11/10/24 . 344 337
991137901.UG.FTS.B, 25.95%, 11/10/24 . 198 192
991146323.UG.FTS.B, 25.95%, 11/10/24 . 146 142
991049934.UG.FTS.B, 26.94%, 11/10/24 . 685 40

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991055480.UG.FTS.B, 27.99%, 11/10/24 . $ 156 $ 162
991020520.UG.FTS.B, 28.98%, 11/10/24 . 204 203
991021327.UG.FTS.B, 28.98%, 11/10/24 . 189 191
991022344.UG.FTS.B, 28.98%, 11/10/24 . 744 737
991022916.UG.FTS.B, 28.98%, 11/10/24 . 290 283
991022961.UG.FTS.B, 28.98%, 11/10/24 . 271 273
991026665.UG.FTS.B, 28.98%, 11/10/24 . 738 244
991026874.UG.FTS.B, 28.98%, 11/10/24 . 73 72
991033626.UG.FTS.B, 28.98%, 11/10/24 . 131 136
991037607.UG.FTS.B, 28.98%, 11/10/24 . 117 120
991039743.UG.FTS.B, 28.98%, 11/10/24 . 103 104
991044464.UG.FTS.B, 28.98%, 11/10/24 . 85 88
991054408.UG.FTS.B, 28.98%, 11/10/24 . 762 777
991059208.UG.FTS.B, 28.98%, 11/10/24 . 1,962 233
991063335.UG.FTS.B, 28.98%, 11/10/24 . 281 (13)
991076539.UG.FTS.B, 28.98%, 11/10/24 . 126 8
991080210.UG.FTS.B, 28.98%, 11/10/24 . 328 229
991103426.UG.FTS.B, 28.98%, 11/10/24 . 128 132
991108419.UG.FTS.B, 28.98%, 11/10/24 . 120 122
991113610.UG.FTS.B, 28.98%, 11/10/24 .. 970 208
991126362.UG.FTS.B, 28.98%, 11/10/24 . 395 49
991130087.UG.FTS.B, 28.98%, 11/10/24 . 202 207
991140969.UG.FTS.B, 28.98%, 11/10/24 . – –
991198564.UG.FTS.B, 28.98%, 11/10/24 . 40 39
991200591.UG.FTS.B, 28.98%, 11/10/24 . 215 212
991203709.UG.FTS.B, 28.98%, 11/10/24 . 114 115
991203855.UG.FTS.B, 28.98%, 11/10/24 . 246 251
991212484.UG.FTS.B, 28.98%, 11/10/24 . 235 15
991212594.UG.FTS.B, 28.98%, 11/10/24 . 1,043 1,070
991216706.UG.FTS.B, 28.98%, 11/10/24 . 9 9
991218123.UG.FTS.B, 28.98%, 11/10/24 . – –
991021580.UG.FTS.B, 29.49%, 11/10/24 . 266 60
991022193.UG.FTS.B, 29.49%, 11/10/24 . 661 666
991022815.UG.FTS.B, 29.49%, 11/10/24 . 145 144
991023261.UG.FTS.B, 29.49%, 11/10/24 . 732 727
991030343.UG.FTS.B, 29.49%, 11/10/24 . 607 615
991031522.UG.FTS.B, 29.49%, 11/10/24 . 29 29
991050872.UG.FTS.B, 29.49%, 11/10/24 . 58 60
991054015.UG.FTS.B, 29.49%, 11/10/24 . 610 634
991054206.UG.FTS.B, 29.49%, 11/10/24 . 405 69
991056370.UG.FTS.B, 29.49%, 11/10/24 . 86 90
991057469.UG.FTS.B, 29.49%, 11/10/24 . 86 (4)
991066375.UG.FTS.B, 29.49%, 11/10/24 . 394 399
991066723.UG.FTS.B, 29.49%, 11/10/24 . 311 310
991069463.UG.FTS.B, 29.49%, 11/10/24 . 114 119
991079386.UG.FTS.B, 29.49%, 11/10/24 . 56 56
991095899.UG.FTS.B, 29.49%, 11/10/24 . 95 97
991100707.UG.FTS.B, 29.49%, 11/10/24 . 421 431
991105764.UG.FTS.B, 29.49%, 11/10/24 . – –
991108267.UG.FTS.B, 29.49%, 11/10/24 . 235 238
991160546.UG.FTS.B, 29.49%, 11/10/24 . 656 647
991171619.UG.FTS.B, 29.49%, 11/10/24 . – –
991189443.UG.FTS.B, 29.49%, 11/10/24 . 39 39
991189830.UG.FTS.B, 29.49%, 11/10/24 . 79 80
991203842.UG.FTS.B, 29.49%, 11/10/24 . 16 16
991205598.UG.FTS.B, 29.49%, 11/10/24 . 210 216
991207636.UG.FTS.B, 29.49%, 11/10/24 . 541 532
991216288.UG.FTS.B, 29.49%, 11/10/24 . 116 119
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991217456.UG.FTS.B, 29.49%, 11/10/24 . $ 4,008 $ 882
991032849.UG.FTS.B, Zero Cpn, 11/11/24 549 38
991035841.UG.FTS.B, Zero Cpn, 11/11/24 177 12
991037873.UG.FTS.B, Zero Cpn, 11/11/24 2,028 140
991040131.UG.FTS.B, Zero Cpn, 11/11/24 396 27
991044106.UG.FTS.B, Zero Cpn, 11/11/24 38 3
991056093.UG.FTS.B, Zero Cpn, 11/11/24 372 26
991056287.UG.FTS.B, Zero Cpn, 11/11/24 1,019 71
991077815.UG.FTS.B, Zero Cpn, 11/11/24 146 10
991078263.UG.FTS.B, Zero Cpn, 11/11/24 325 23
991081104.UG.FTS.B, Zero Cpn, 11/11/24 403 28
991133170.UG.FTS.B, Zero Cpn, 11/11/24 65 5
991196160.UG.FTS.B, Zero Cpn, 11/11/24 54 4
991042328.UG.FTS.B, 14.98%, 11/11/24 . 1,035 1,054
991132695.UG.FTS.B, 15%, 11/11/24 .... 1,857 1,892
991070425.UG.FTS.B, 15.97%, 11/11/24 . 110 111
991080741.UG.FTS.B, 15.97%, 11/11/24 . 1,121 1,143
991104598.UG.FTS.B, 15.97%, 11/11/24 .. 359 3
991065340.UG.FTS.B, 16.99%, 11/11/24 . 980 990
991134367.UG.FTS.B, 16.99%, 11/11/24 .. 1,132 1,148
991148708.UG.FTS.B, 16.99%, 11/11/24 .. – –
991225418.UG.FTS.B, 16.99%, 11/11/24 . 741 730
991033893.UG.FTS.B, 17.97%, 11/11/24 . 518 512
991033248.UG.FTS.B, 17.99%, 11/11/24 . 377 371
991033250.UG.FTS.B, 17.99%, 11/11/24 . 631 625
991033858.UG.FTS.B, 17.99%, 11/11/24 . 463 466
991043832.UG.FTS.B, 17.99%, 11/11/24 . 652 664
991079063.UG.FTS.B, 17.99%, 11/11/24 . 169 167
991099988.UG.FTS.B, 17.99%, 11/11/24 . 237 236
991108417.UG.FTS.B, 17.99%, 11/11/24 .. 60 61
991165672.UG.FTS.B, 17.99%, 11/11/24 .. 445 51
991031698.UG.FTS.B, 18.97%, 11/11/24 . 657 650
991036433.UG.FTS.B, 18.97%, 11/11/24 . 385 381
991044359.UG.FTS.B, 18.97%, 11/11/24 . 230 234
991097430.UG.FTS.B, 18.97%, 11/11/24 . 494 489
991104909.UG.FTS.B, 18.97%, 11/11/24 .. 693 682
991135808.UG.FTS.B, 18.97%, 11/11/24 .. 186 186
991148541.UG.FTS.B, 18.97%, 11/11/24 .. 301 306
991031272.UG.FTS.B, 19.21%, 11/11/24 . 1,133 1,153
991069631.UG.FTS.B, 19.21%, 11/11/24 . 103 105
991105899.UG.FTS.B, 19.21%, 11/11/24 .. 295 292
991119597.UG.FTS.B, 19.21%, 11/11/24 .. 573 583
991184036.UG.FTS.B, 19.21%, 11/11/24 .. 260 258
991095162.UG.FTS.B, 19.46%, 11/11/24 . 1,658 1,636
991030105.UG.FTS.B, 19.8%, 11/11/24 .. 123 121
991037339.UG.FTS.B, 19.8%, 11/11/24 .. 1,472 1,443
991056649.UG.FTS.B, 19.8%, 11/11/24 .. 38 37
991063208.UG.FTS.B, 19.8%, 11/11/24 .. 471 466
991080931.UG.FTS.B, 19.8%, 11/11/24 .. 335 331
991090906.UG.FTS.B, 19.8%, 11/11/24 .. 38 38
991135236.UG.FTS.B, 19.8%, 11/11/24 ... 1,506 1,530
991024759.UG.FTS.B, 19.99%, 11/11/24 . 352 360
991025263.UG.FTS.B, 19.99%, 11/11/24 . 20 20
991025619.UG.FTS.B, 19.99%, 11/11/24 . 122 123
991027149.UG.FTS.B, 19.99%, 11/11/24 . 262 267
991030107.UG.FTS.B, 19.99%, 11/11/24 . 1,889 1,959
991030291.UG.FTS.B, 19.99%, 11/11/24 . 941 980
991035914.UG.FTS.B, 19.99%, 11/11/24 . 291 300

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991046583.UG.FTS.B, 19.99%, 11/11/24 . $ 35 $ 3
991049873.UG.FTS.B, 19.99%, 11/11/24 . 1,063 1,101
991056523.UG.FTS.B, 19.99%, 11/11/24 . 4 4
991086088.UG.FTS.B, 19.99%, 11/11/24 . 68 69
991097627.UG.FTS.B, 19.99%, 11/11/24 . 20 20
991105048.UG.FTS.B, 19.99%, 11/11/24 .. 137 141
991108215.UG.FTS.B, 19.99%, 11/11/24 .. 587 610
991115949.UG.FTS.B, 19.99%, 11/11/24 .. 227 236
991117587.UG.FTS.B, 19.99%, 11/11/24 .. 242 252
991120901.UG.FTS.B, 19.99%, 11/11/24 .. 303 217
991134848.UG.FTS.B, 19.99%, 11/11/24 .. 418 433
991148839.UG.FTS.B, 19.99%, 11/11/24 .. 754 785
991174012.UG.FTS.B, 19.99%, 11/11/24 .. 317 329
991181923.UG.FTS.B, 19.99%, 11/11/24 .. 881 904
991026813.UG.FTS.B, 20.46%, 11/11/24 . 3,043 3,091
991034527.UG.FTS.B, 20.46%, 11/11/24 . 1,528 1,552
991063618.UG.FTS.B, 20.46%, 11/11/24 . 514 508
991069614.UG.FTS.B, 20.46%, 11/11/24 . 12 12
991149259.UG.FTS.B, 20.46%, 11/11/24 .. 1,515 1,539
991167644.UG.FTS.B, 20.46%, 11/11/24 .. 756 768
991029731.UG.FTS.B, 20.97%, 11/11/24 . 1,990 2,021
991066829.UG.FTS.B, 20.97%, 11/11/24 . 217 221
991090708.UG.FTS.B, 20.97%, 11/11/24 . 277 273
991126570.UG.FTS.B, 20.97%, 11/11/24 .. 1,455 1,477
991146663.UG.FTS.B, 20.97%, 11/11/24 .. 31 31
991166977.UG.FTS.B, 20.97%, 11/11/24 .. 530 538
991214951.UG.FTS.B, 20.97%, 11/11/24 . 377 379
991025029.UG.FTS.B, 21.46%, 11/11/24 . 272 185
991032177.UG.FTS.B, 21.46%, 11/11/24 . – –
991044553.UG.FTS.B, 21.46%, 11/11/24 . 471 469
991066846.UG.FTS.B, 21.46%, 11/11/24 . 424 415
991094568.UG.FTS.B, 21.46%, 11/11/24 . 920 199
991100724.UG.FTS.B, 21.46%, 11/11/24 .. 23 23
991104833.UG.FTS.B, 21.46%, 11/11/24 .. 82 83
991113632.UG.FTS.B, 21.46%, 11/11/24 .. 102 101
991120309.UG.FTS.B, 21.46%, 11/11/24 .. 489 484
991139420.UG.FTS.B, 21.46%, 11/11/24 .. 390 383
991141383.UG.FTS.B, 21.46%, 11/11/24 .. 219 222
991030263.UG.FTS.B, 21.97%, 11/11/24 . 1,421 (21)
991032262.UG.FTS.B, 21.97%, 11/11/24 . 30 30
991101279.UG.FTS.B, 21.97%, 11/11/24 .. 490 33
991213411.UG.FTS.B, 21.97%, 11/11/24 .. 20 1
991026361.UG.FTS.B, 21.98%, 11/11/24 . 1,256 1,253
991036275.UG.FTS.B, 21.98%, 11/11/24 . 130 131
991048924.UG.FTS.B, 21.98%, 11/11/24 . 1,126 1,140
991050845.UG.FTS.B, 21.98%, 11/11/24 . 274 278
991159028.UG.FTS.B, 21.98%, 11/11/24 .. 581 116
991187665.UG.FTS.B, 21.98%, 11/11/24 .. 379 379
991197071.UG.FTS.B, 21.98%, 11/11/24 .. 259 260
991217106.UG.FTS.B, 21.98%, 11/11/24 . 374 375
991125236.UG.FTS.B, 22.48%, 11/11/24 .. 458 448
991053429.UG.FTS.B, 22.95%, 11/11/24 . 116 114
991058286.UG.FTS.B, 22.95%, 11/11/24 . 1,011 992
991031785.UG.FTS.B, 22.97%, 11/11/24 . 254 17
991033157.UG.FTS.B, 22.97%, 11/11/24 . 1,339 278
991145971.UG.FTS.B, 22.97%, 11/11/24 .. 60 61
991098718.UG.FTS.B, 23.95%, 11/11/24 . 657 647
991166851.UG.FTS.B, 23.95%, 11/11/24 .. 221 223
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991037747.UG.FTS.B, 24.95%, 11/11/24 . $ 823 $ 809
991097256.UG.FTS.B, 25.94%, 11/11/24 . 516 518
991098171.UG.FTS.B, 25.94%, 11/11/24 . 254 255
991170500.UG.FTS.B, 25.94%, 11/11/24 .. 94 13
991080911.UG.FTS.B, 25.95%, 11/11/24 .. 441 445
991177584.UG.FTS.B, 25.95%, 11/11/24 .. 560 559
991069043.UG.FTS.B, 26.49%, 11/11/24 . 277 188
991029732.UG.FTS.B, 27.99%, 11/11/24 . 3,125 3,253
991029735.UG.FTS.B, 27.99%, 11/11/24 . 173 180
991048527.UG.FTS.B, 27.99%, 11/11/24 . 551 574
991067195.UG.FTS.B, 27.99%, 11/11/24 . 26 4
991123731.UG.FTS.B, 27.99%, 11/11/24 .. 89 92
991024644.UG.FTS.B, 28.98%, 11/11/24 . 271 281
991024878.UG.FTS.B, 28.98%, 11/11/24 . 519 540
991025217.UG.FTS.B, 28.98%, 11/11/24 . 57 58
991025543.UG.FTS.B, 28.98%, 11/11/24 . – –
991025926.UG.FTS.B, 28.98%, 11/11/24 . – –
991026011.UG.FTS.B, 28.98%, 11/11/24 .. 124 16
991026090.UG.FTS.B, 28.98%, 11/11/24 . 239 249
991026911.UG.FTS.B, 28.98%, 11/11/24 .. 64 66
991030570.UG.FTS.B, 28.98%, 11/11/24 . 123 125
991031323.UG.FTS.B, 28.98%, 11/11/24 . 658 661
991031381.UG.FTS.B, 28.98%, 11/11/24 . 132 136
991032710.UG.FTS.B, 28.98%, 11/11/24 . 141 142
991033906.UG.FTS.B, 28.98%, 11/11/24 . 116 117
991034034.UG.FTS.B, 28.98%, 11/11/24 . 70 72
991034495.UG.FTS.B, 28.98%, 11/11/24 . 139 144
991034619.UG.FTS.B, 28.98%, 11/11/24 . 317 326
991036245.UG.FTS.B, 28.98%, 11/11/24 . 98 98
991036443.UG.FTS.B, 28.98%, 11/11/24 . 569 592
991036674.UG.FTS.B, 28.98%, 11/11/24 . 216 225
991037303.UG.FTS.B, 28.98%, 11/11/24 . 65 66
991037437.UG.FTS.B, 28.98%, 11/11/24 . 198 121
991038306.UG.FTS.B, 28.98%, 11/11/24 . 177 176
991040917.UG.FTS.B, 28.98%, 11/11/24 . 162 168
991041009.UG.FTS.B, 28.98%, 11/11/24 . 91 90
991043862.UG.FTS.B, 28.98%, 11/11/24 . 2,326 2,385
991044613.UG.FTS.B, 28.98%, 11/11/24 . 429 438
991045675.UG.FTS.B, 28.98%, 11/11/24 . 214 222
991047131.UG.FTS.B, 28.98%, 11/11/24 . 36 37
991047937.UG.FTS.B, 28.98%, 11/11/24 . 217 218
991049261.UG.FTS.B, 28.98%, 11/11/24 . 132 84
991049607.UG.FTS.B, 28.98%, 11/11/24 . 305 195
991049893.UG.FTS.B, 28.98%, 11/11/24 . 139 143
991051286.UG.FTS.B, 28.98%, 11/11/24 . 272 283
991051867.UG.FTS.B, 28.98%, 11/11/24 . 34 34
991052186.UG.FTS.B, 28.98%, 11/11/24 . – –
991052684.UG.FTS.B, 28.98%, 11/11/24 . 176 184
991053400.UG.FTS.B, 28.98%, 11/11/24 . 1,388 1,421
991054044.UG.FTS.B, 28.98%, 11/11/24 . 68 70
991054638.UG.FTS.B, 28.98%, 11/11/24 . 73 75
991054718.UG.FTS.B, 28.98%, 11/11/24 . 317 329
991054721.UG.FTS.B, 28.98%, 11/11/24 . 2,369 2,397
991055984.UG.FTS.B, 28.98%, 11/11/24 . 109 14
991056457.UG.FTS.B, 28.98%, 11/11/24 . 824 858
991057097.UG.FTS.B, 28.98%, 11/11/24 . 190 131
991057928.UG.FTS.B, 28.98%, 11/11/24 . 527 549
991058079.UG.FTS.B, 28.98%, 11/11/24 . 48 48

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991059086.UG.FTS.B, 28.98%, 11/11/24 . $ 91 $ 91
991059607.UG.FTS.B, 28.98%, 11/11/24 . 325 338
991059725.UG.FTS.B, 28.98%, 11/11/24 . 198 206
991059969.UG.FTS.B, 28.98%, 11/11/24 . 196 204
991061665.UG.FTS.B, 28.98%, 11/11/24 . 195 25
991061718.UG.FTS.B, 28.98%, 11/11/24 . 172 179
991062449.UG.FTS.B, 28.98%, 11/11/24 . 151 155
991062713.UG.FTS.B, 28.98%, 11/11/24 . 279 285
991070416.UG.FTS.B, 28.98%, 11/11/24 . 129 132
991071245.UG.FTS.B, 28.98%, 11/11/24 . 1,055 1,082
991071859.UG.FTS.B, 28.98%, 11/11/24 . 199 206
991073100.UG.FTS.B, 28.98%, 11/11/24 . 236 244
991076272.UG.FTS.B, 28.98%, 11/11/24 . 308 319
991076323.UG.FTS.B, 28.98%, 11/11/24 . 435 452
991076865.UG.FTS.B, 28.98%, 11/11/24 . 93 96
991077608.UG.FTS.B, 28.98%, 11/11/24 . 151 157
991078682.UG.FTS.B, 28.98%, 11/11/24 . 1,157 1,203
991079069.UG.FTS.B, 28.98%, 11/11/24 . 234 244
991080796.UG.FTS.B, 28.98%, 11/11/24 . 431 448
991085565.UG.FTS.B, 28.98%, 11/11/24 . 130 133
991087454.UG.FTS.B, 28.98%, 11/11/24 . 189 191
991090184.UG.FTS.B, 28.98%, 11/11/24 . 80 10
991091995.UG.FTS.B, 28.98%, 11/11/24 . 117 119
991094513.UG.FTS.B, 28.98%, 11/11/24 . 3,538 3,682
991097574.UG.FTS.B, 28.98%, 11/11/24 . 341 355
991100435.UG.FTS.B, 28.98%, 11/11/24 .. 129 129
991104322.UG.FTS.B, 28.98%, 11/11/24 .. 173 180
991106885.UG.FTS.B, 28.98%, 11/11/24 .. 68 69
991112840.UG.FTS.B, 28.98%, 11/11/24 .. 182 189
991118204.UG.FTS.B, 28.98%, 11/11/24 .. 19 19
991118681.UG.FTS.B, 28.98%, 11/11/24 .. 505 61
991120675.UG.FTS.B, 28.98%, 11/11/24 .. 390 406
991124008.UG.FTS.B, 28.98%, 11/11/24 .. 113 118
991125224.UG.FTS.B, 28.98%, 11/11/24 .. 23 23
991128202.UG.FTS.B, 28.98%, 11/11/24 .. 284 296
991128244.UG.FTS.B, 28.98%, 11/11/24 .. 392 407
991132545.UG.FTS.B, 28.98%, 11/11/24 .. 305 318
991132831.UG.FTS.B, 28.98%, 11/11/24 .. 389 392
991133083.UG.FTS.B, 28.98%, 11/11/24 .. 288 64
991144617.UG.FTS.B, 28.98%, 11/11/24 .. 265 275
991149570.UG.FTS.B, 28.98%, 11/11/24 .. 469 483
991151147.UG.FTS.B, 28.98%, 11/11/24 .. 1,374 1,412
991153131.UG.FTS.B, 28.98%, 11/11/24 .. 40 40
991154102.UG.FTS.B, 28.98%, 11/11/24 .. 1,330 1,365
991154941.UG.FTS.B, 28.98%, 11/11/24 .. 10 10
991161941.UG.FTS.B, 28.98%, 11/11/24 .. 16 15
991163214.UG.FTS.B, 28.98%, 11/11/24 .. – –
991164690.UG.FTS.B, 28.98%, 11/11/24 .. 189 197
991167348.UG.FTS.B, 28.98%, 11/11/24 .. 178 184
991167851.UG.FTS.B, 28.98%, 11/11/24 .. 155 161
991170640.UG.FTS.B, 28.98%, 11/11/24 .. 36 37
991171146.UG.FTS.B, 28.98%, 11/11/24 .. 317 316
991171156.UG.FTS.B, 28.98%, 11/11/24 .. 100 104
991171688.UG.FTS.B, 28.98%, 11/11/24 .. 263 270
991173041.UG.FTS.B, 28.98%, 11/11/24 .. 85 88
991175878.UG.FTS.B, 28.98%, 11/11/24 .. 197 199
991176698.UG.FTS.B, 28.98%, 11/11/24 .. 388 396
991178953.UG.FTS.B, 28.98%, 11/11/24 .. 126 129
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991180529.UG.FTS.B, 28.98%, 11/11/24 .. $ 98 $ 101
991182117.UG.FTS.B, 28.98%, 11/11/24 .. 204 206
991182385.UG.FTS.B, 28.98%, 11/11/24 .. 259 (1)
991192648.UG.FTS.B, 28.98%, 11/11/24 .. 87 (4)
991195039.UG.FTS.B, 28.98%, 11/11/24 .. 426 437
991196736.UG.FTS.B, 28.98%, 11/11/24 .. 250 256
991197445.UG.FTS.B, 28.98%, 11/11/24 .. 2,564 2,630
991197617.UG.FTS.B, 28.98%, 11/11/24 .. 509 506
991200665.UG.FTS.B, 28.98%, 11/11/24 . 33 13
991201385.UG.FTS.B, 28.98%, 11/11/24 . 214 217
991214495.UG.FTS.B, 28.98%, 11/11/24 . 301 308
991218087.UG.FTS.B, 28.98%, 11/11/24 . 57 58
991024882.UG.FTS.B, 29.49%, 11/11/24 . 203 208
991025192.UG.FTS.B, 29.49%, 11/11/24 . 458 462
991025986.UG.FTS.B, 29.49%, 11/11/24 . 136 134
991026021.UG.FTS.B, 29.49%, 11/11/24 . 580 604
991026609.UG.FTS.B, 29.49%, 11/11/24 . 45 45
991026611.UG.FTS.B, 29.49%, 11/11/24 .. 290 302
991026664.UG.FTS.B, 29.49%, 11/11/24 . 272 281
991029636.UG.FTS.B, 29.49%, 11/11/24 . 1,187 1,236
991029650.UG.FTS.B, 29.49%, 11/11/24 . 123 128
991029833.UG.FTS.B, 29.49%, 11/11/24 . 107 112
991029926.UG.FTS.B, 29.49%, 11/11/24 . 278 291
991030193.UG.FTS.B, 29.49%, 11/11/24 . 41 6
991030607.UG.FTS.B, 29.49%, 11/11/24 . 57 57
991030862.UG.FTS.B, 29.49%, 11/11/24 . 575 131
991030974.UG.FTS.B, 29.49%, 11/11/24 . 243 55
991031395.UG.FTS.B, 29.49%, 11/11/24 . 123 126
991031396.UG.FTS.B, 29.49%, 11/11/24 . 69 71
991031493.UG.FTS.B, 29.49%, 11/11/24 . 178 186
991031741.UG.FTS.B, 29.49%, 11/11/24 . 84 87
991032286.UG.FTS.B, 29.49%, 11/11/24 . 459 444
991032433.UG.FTS.B, 29.49%, 11/11/24 . 369 384
991032529.UG.FTS.B, 29.49%, 11/11/24 . 39 39
991032871.UG.FTS.B, 29.49%, 11/11/24 . 128 132
991033194.UG.FTS.B, 29.49%, 11/11/24 . 71 73
991033465.UG.FTS.B, 29.49%, 11/11/24 . 278 197
991033984.UG.FTS.B, 29.49%, 11/11/24 . 662 686
991037518.UG.FTS.B, 29.49%, 11/11/24 . 181 189
991037733.UG.FTS.B, 29.49%, 11/11/24 . 1 1
991038962.UG.FTS.B, 29.49%, 11/11/24 . 130 135
991039519.UG.FTS.B, 29.49%, 11/11/24 . 225 226
991039534.UG.FTS.B, 29.49%, 11/11/24 . 491 502
991039964.UG.FTS.B, 29.49%, 11/11/24 . 655 678
991040295.UG.FTS.B, 29.49%, 11/11/24 . 97 96
991040377.UG.FTS.B, 29.49%, 11/11/24 . 70 72
991040614.UG.FTS.B, 29.49%, 11/11/24 . 603 135
991041124.UG.FTS.B, 29.49%, 11/11/24 .. 233 52
991041612.UG.FTS.B, 29.49%, 11/11/24 . 2,378 2,490
991043474.UG.FTS.B, 29.49%, 11/11/24 . 464 483
991044198.UG.FTS.B, 29.49%, 11/11/24 . 53 54
991044223.UG.FTS.B, 29.49%, 11/11/24 . 76 10
991044520.UG.FTS.B, 29.49%, 11/11/24 . – –
991044627.UG.FTS.B, 29.49%, 11/11/24 . 134 138
991044948.UG.FTS.B, 29.49%, 11/11/24 . 149 154
991046828.UG.FTS.B, 29.49%, 11/11/24 . 163 169
991048387.UG.FTS.B, 29.49%, 11/11/24 . 611 629
991048668.UG.FTS.B, 29.49%, 11/11/24 . 2,074 2,165

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991048724.UG.FTS.B, 29.49%, 11/11/24 . $ 197 $ 206
991050337.UG.FTS.B, 29.49%, 11/11/24 . 215 49
991051905.UG.FTS.B, 29.49%, 11/11/24 . 515 507
991052158.UG.FTS.B, 29.49%, 11/11/24 . 52 43
991052618.UG.FTS.B, 29.49%, 11/11/24 . 1,533 1,602
991053274.UG.FTS.B, 29.49%, 11/11/24 . 461 458
991055838.UG.FTS.B, 29.49%, 11/11/24 . 230 240
991056442.UG.FTS.B, 29.49%, 11/11/24 . 14 13
991057411.UG.FTS.B, 29.49%, 11/11/24 .. 111 115
991057605.UG.FTS.B, 29.49%, 11/11/24 . 52 53
991059092.UG.FTS.B, 29.49%, 11/11/24 . 549 546
991059880.UG.FTS.B, 29.49%, 11/11/24 . 14 14
991059943.UG.FTS.B, 29.49%, 11/11/24 . 167 38
991060500.UG.FTS.B, 29.49%, 11/11/24 . 66 55
991060936.UG.FTS.B, 29.49%, 11/11/24 . 574 126
991061585.UG.FTS.B, 29.49%, 11/11/24 . 46 47
991062394.UG.FTS.B, 29.49%, 11/11/24 . 1,140 1,175
991062440.UG.FTS.B, 29.49%, 11/11/24 . 19 19
991062486.UG.FTS.B, 29.49%, 11/11/24 . 25 25
991062532.UG.FTS.B, 29.49%, 11/11/24 . 206 210
991062627.UG.FTS.B, 29.49%, 11/11/24 . 477 484
991062693.UG.FTS.B, 29.49%, 11/11/24 . 28 28
991062748.UG.FTS.B, 29.49%, 11/11/24 . 529 551
991062822.UG.FTS.B, 29.49%, 11/11/24 . 53 52
991062995.UG.FTS.B, 29.49%, 11/11/24 . 155 160
991063510.UG.FTS.B, 29.49%, 11/11/24 . 68 53
991063512.UG.FTS.B, 29.49%, 11/11/24 . 1,864 1,923
991064251.UG.FTS.B, 29.49%, 11/11/24 . 61 63
991064679.UG.FTS.B, 29.49%, 11/11/24 . 340 45
991065705.UG.FTS.B, 29.49%, 11/11/24 . 237 54
991066138.UG.FTS.B, 29.49%, 11/11/24 . 12 12
991067434.UG.FTS.B, 29.49%, 11/11/24 . 544 567
991067458.UG.FTS.B, 29.49%, 11/11/24 . 391 408
991069527.UG.FTS.B, 29.49%, 11/11/24 . 384 395
991069588.UG.FTS.B, 29.49%, 11/11/24 . 14 14
991070049.UG.FTS.B, 29.49%, 11/11/24 . 45 45
991070132.UG.FTS.B, 29.49%, 11/11/24 . 63 65
991070297.UG.FTS.B, 29.49%, 11/11/24 . 291 296
991071633.UG.FTS.B, 29.49%, 11/11/24 . 365 93
991071715.UG.FTS.B, 29.49%, 11/11/24 . 82 84
991071934.UG.FTS.B, 29.49%, 11/11/24 . 104 104
991072390.UG.FTS.B, 29.49%, 11/11/24 . 783 812
991072862.UG.FTS.B, 29.49%, 11/11/24 . 1,494 1,047
991073326.UG.FTS.B, 29.49%, 11/11/24 . 1,046 71
991074295.UG.FTS.B, 29.49%, 11/11/24 . 225 231
991074648.UG.FTS.B, 29.49%, 11/11/24 . 1,716 1,780
991074770.UG.FTS.B, 29.49%, 11/11/24 . 307 307
991076554.UG.FTS.B, 29.49%, 11/11/24 . 863 621
991079012.UG.FTS.B, 29.49%, 11/11/24 . 29 29
991079129.UG.FTS.B, 29.49%, 11/11/24 . 397 395
991080424.UG.FTS.B, 29.49%, 11/11/24 . 469 60
991081009.UG.FTS.B, 29.49%, 11/11/24 . – –
991081273.UG.FTS.B, 29.49%, 11/11/24 . 158 165
991084245.UG.FTS.B, 29.49%, 11/11/24 . 125 124
991085994.UG.FTS.B, 29.49%, 11/11/24 . 392 408
991086224.UG.FTS.B, 29.49%, 11/11/24 . 171 179
991087016.UG.FTS.B, 29.49%, 11/11/24 . 789 822
991087089.UG.FTS.B, 29.49%, 11/11/24 . 473 492
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991087698.UG.FTS.B, 29.49%, 11/11/24 . $ – $ –
991089870.UG.FTS.B, 29.49%, 11/11/24 . 811 786
991090935.UG.FTS.B, 29.49%, 11/11/24 . 33 29
991091062.UG.FTS.B, 29.49%, 11/11/24 . 225 234
991091194.UG.FTS.B, 29.49%, 11/11/24 .. 34 30
991092922.UG.FTS.B, 29.49%, 11/11/24 . 177 176
991093390.UG.FTS.B, 29.49%, 11/11/24 . 491 504
991093484.UG.FTS.B, 29.49%, 11/11/24 . 86 87
991097673.UG.FTS.B, 29.49%, 11/11/24 . 104 109
991100786.UG.FTS.B, 29.49%, 11/11/24 .. 57 16
991102456.UG.FTS.B, 29.49%, 11/11/24 .. 707 736
991102735.UG.FTS.B, 29.49%, 11/11/24 .. – –
991104650.UG.FTS.B, 29.49%, 11/11/24 .. – –
991105317.UG.FTS.B, 29.49%, 11/11/24 .. 42 42
991105795.UG.FTS.B, 29.49%, 11/11/24 .. 298 211
991106129.UG.FTS.B, 29.49%, 11/11/24 .. 61 63
991107881.UG.FTS.B, 29.49%, 11/11/24 .. 164 37
991110402.UG.FTS.B, 29.49%, 11/11/24 .. 7 7
991111641.UG.FTS.B, 29.49%, 11/11/24 .. 55 57
991113486.UG.FTS.B, 29.49%, 11/11/24 .. 235 239
991113621.UG.FTS.B, 29.49%, 11/11/24 .. 1,303 1,346
991114764.UG.FTS.B, 29.49%, 11/11/24 .. 439 457
991115785.UG.FTS.B, 29.49%, 11/11/24 .. 1,564 1,629
991116157.UG.FTS.B, 29.49%, 11/11/24 .. 140 10
991119988.UG.FTS.B, 29.49%, 11/11/24 .. 110 115
991120196.UG.FTS.B, 29.49%, 11/11/24 .. 147 154
991120336.UG.FTS.B, 29.49%, 11/11/24 .. 393 409
991121030.UG.FTS.B, 29.49%, 11/11/24 .. 314 327
991121979.UG.FTS.B, 29.49%, 11/11/24 .. 42 43
991123639.UG.FTS.B, 29.49%, 11/11/24 .. 105 73
991125459.UG.FTS.B, 29.49%, 11/11/24 .. 27 (1)
991126785.UG.FTS.B, 29.49%, 11/11/24 .. 157 164
991128140.UG.FTS.B, 29.49%, 11/11/24 .. 156 163
991129046.UG.FTS.B, 29.49%, 11/11/24 .. 356 370
991130897.UG.FTS.B, 29.49%, 11/11/24 .. 169 176
991134268.UG.FTS.B, 29.49%, 11/11/24 .. 266 278
991137879.UG.FTS.B, 29.49%, 11/11/24 .. 10 10
991138007.UG.FTS.B, 29.49%, 11/11/24 .. 412 427
991141828.UG.FTS.B, 29.49%, 11/11/24 .. 49 49
991142248.UG.FTS.B, 29.49%, 11/11/24 .. 127 89
991142891.UG.FTS.B, 29.49%, 11/11/24 .. 29 29
991144586.UG.FTS.B, 29.49%, 11/11/24 .. – –
991145669.UG.FTS.B, 29.49%, 11/11/24 .. 271 35
991147262.UG.FTS.B, 29.49%, 11/11/24 .. 249 257
991147507.UG.FTS.B, 29.49%, 11/11/24 .. 298 305
991148254.UG.FTS.B, 29.49%, 11/11/24 .. 413 92
991150582.UG.FTS.B, 29.49%, 11/11/24 .. 96 99
991152299.UG.FTS.B, 29.49%, 11/11/24 .. 161 163
991154718.UG.FTS.B, 29.49%, 11/11/24 .. 2,346 2,448
991160825.UG.FTS.B, 29.49%, 11/11/24 .. 84 86
991161751.UG.FTS.B, 29.49%, 11/11/24 .. 195 203
991162321.UG.FTS.B, 29.49%, 11/11/24 .. 197 203
991163430.UG.FTS.B, 29.49%, 11/11/24 .. 267 34
991166506.UG.FTS.B, 29.49%, 11/11/24 .. 284 283
991167054.UG.FTS.B, 29.49%, 11/11/24 .. 232 30
991169498.UG.FTS.B, 29.49%, 11/11/24 .. 35 35
991169853.UG.FTS.B, 29.49%, 11/11/24 .. 156 162
991175105.UG.FTS.B, 29.49%, 11/11/24 .. 65 67

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991175348.UG.FTS.B, 29.49%, 11/11/24 .. $ 27 $ 27
991176071.UG.FTS.B, 29.49%, 11/11/24 .. 225 230
991180861.UG.FTS.B, 29.49%, 11/11/24 .. 385 391
991182431.UG.FTS.B, 29.49%, 11/11/24 .. 338 347
991187295.UG.FTS.B, 29.49%, 11/11/24 .. 188 192
991191286.UG.FTS.B, 29.49%, 11/11/24 .. 137 140
991192289.UG.FTS.B, 29.49%, 11/11/24 .. 125 125
991194318.UG.FTS.B, 29.49%, 11/11/24 .. 6 6
991197268.UG.FTS.B, 29.49%, 11/11/24 .. 84 6
991197313.UG.FTS.B, 29.49%, 11/11/24 .. 194 199
991197901.UG.FTS.B, 29.49%, 11/11/24 .. 262 (12)
991202370.UG.FTS.B, 29.49%, 11/11/24 . 28 26
991204233.UG.FTS.B, 29.49%, 11/11/24 . 45 46
991206481.UG.FTS.B, 29.49%, 11/11/24 . – –
991213839.UG.FTS.B, 29.49%, 11/11/24 . 130 134
991214645.UG.FTS.B, 29.49%, 11/11/24 . 311 318
991217280.UG.FTS.B, 29.49%, 11/11/24 . 777 796
991042317.UG.FTS.B, Zero Cpn, 11/12/24 2,655 183
991051761.UG.FTS.B, Zero Cpn, 11/12/24 275 19
991057179.UG.FTS.B, Zero Cpn, 11/12/24 181 12
991042459.UG.FTS.B, 14%, 11/12/24 .... 7,414 7,353
991036968.UG.FTS.B, 14.97%, 11/12/24 . 3,877 3,847
991036334.UG.FTS.B, 14.98%, 11/12/24 . 146 145
991043719.UG.FTS.B, 14.98%, 11/12/24 . 720 714
991181534.UG.FTS.B, 14.98%, 11/12/24 . 814 802
991033578.UG.FTS.B, 15%, 11/12/24 .... 3,307 3,261
991036209.UG.FTS.B, 15%, 11/12/24 .... 5,245 5,201
991041203.UG.FTS.B, 15%, 11/12/24 .... 1,250 1,238
991038882.UG.FTS.B, 15.97%, 11/12/24 . 64 64
991046765.UG.FTS.B, 15.97%, 11/12/24 . 154 96
991049725.UG.FTS.B, 15.97%, 11/12/24 . 553 549
991060717.UG.FTS.B, 15.97%, 11/12/24 . 227 225
991120791.UG.FTS.B, 15.97%, 11/12/24 . 1,701 1,061
991038725.UG.FTS.B, 15.99%, 11/12/24 . 263 260
991040151.UG.FTS.B, 15.99%, 11/12/24 . 1,286 1,275
991042437.UG.FTS.B, 15.99%, 11/12/24 . 3,744 3,713
991130973.UG.FTS.B, 15.99%, 11/12/24 . 4,126 4,092
991035103.UG.FTS.B, 16.99%, 11/12/24 . 1,510 1,495
991037894.UG.FTS.B, 16.99%, 11/12/24 . 364 361
991046838.UG.FTS.B, 16.99%, 11/12/24 . 323 321
991050028.UG.FTS.B, 16.99%, 11/12/24 . 297 294
991214646.UG.FTS.B, 16.99%, 11/12/24 . 1,116 1,101
991042011.UG.FTS.B, 17.21%, 11/12/24 . 3,348 3,315
991039148.UG.FTS.B, 17.97%, 11/12/24 . 8,205 8,127
991039661.UG.FTS.B, 17.97%, 11/12/24 . 59 59
991041313.UG.FTS.B, 17.97%, 11/12/24 . 5,509 5,457
991034794.UG.FTS.B, 17.99%, 11/12/24 . 984 975
991038234.UG.FTS.B, 17.99%, 11/12/24 . 11 11
991040629.UG.FTS.B, 17.99%, 11/12/24 . 961 66
991042430.UG.FTS.B, 17.99%, 11/12/24 . 2,780 652
991048993.UG.FTS.B, 17.99%, 11/12/24 . 226 16
991089727.UG.FTS.B, 17.99%, 11/12/24 . 6,658 1,308
991217835.UG.FTS.B, 17.99%, 11/12/24 . 747 736
991038677.UG.FTS.B, 18.21%, 11/12/24 . 5,470 5,416
991167075.UG.FTS.B, 18.21%, 11/12/24 . 1,875 1,857
991033351.UG.FTS.B, 18.97%, 11/12/24 . 46 45
991034560.UG.FTS.B, 18.97%, 11/12/24 . 228 226
991036429.UG.FTS.B, 18.97%, 11/12/24 . 502 497
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991038296.UG.FTS.B, 18.97%, 11/12/24 . $ 248 $ 246
991043248.UG.FTS.B, 18.97%, 11/12/24 . 167 166
991043614.UG.FTS.B, 18.97%, 11/12/24 . 731 724
991046047.UG.FTS.B, 18.97%, 11/12/24 . 354 351
991109619.UG.FTS.B, 18.97%, 11/12/24 . 248 245
991135510.UG.FTS.B, 18.97%, 11/12/24 . 453 448
991149515.UG.FTS.B, 18.97%, 11/12/24 . 681 673
991166787.UG.FTS.B, 18.97%, 11/12/24 . 2,996 2,952
991225648.UG.FTS.B, 18.97%, 11/12/24 . – –
991229420.UG.FTS.B, 18.97%, 11/12/24 . 482 474
991039912.UG.FTS.B, 19.21%, 11/12/24 . 242 240
991043544.UG.FTS.B, 19.21%, 11/12/24 . 82 81
991055316.UG.FTS.B, 19.21%, 11/12/24 . 3,170 361
991055412.UG.FTS.B, 19.21%, 11/12/24 . 2,347 2,323
991055900.UG.FTS.B, 19.21%, 11/12/24 . 15 3
991077162.UG.FTS.B, 19.21%, 11/12/24 . 730 722
991089256.UG.FTS.B, 19.21%, 11/12/24 . 41 40
991120756.UG.FTS.B, 19.21%, 11/12/24 . 3,779 3,741
991148374.UG.FTS.B, 19.21%, 11/12/24 . 271 18
991124710.UG.FTS.B, 19.46%, 11/12/24 . 1,406 173
991033573.UG.FTS.B, 19.8%, 11/12/24 .. 1,216 1,203
991037811.UG.FTS.B, 19.8%, 11/12/24 .. 752 743
991039753.UG.FTS.B, 19.8%, 11/12/24 .. 734 726
991040746.UG.FTS.B, 19.8%, 11/12/24 .. 169 167
991073360.UG.FTS.B, 19.8%, 11/12/24 .. 55 55
991092557.UG.FTS.B, 19.8%, 11/12/24 .. 83 82
991170125.UG.FTS.B, 19.8%, 11/12/24 .. 345 340
991196590.UG.FTS.B, 19.8%, 11/12/24 .. 226 222
991217186.UG.FTS.B, 19.8%, 11/12/24 .. 97 95
991032173.UG.FTS.B, 20.46%, 11/12/24 . 372 363
991037582.UG.FTS.B, 20.46%, 11/12/24 . 36 36
991040953.UG.FTS.B, 20.46%, 11/12/24 . 988 977
991042127.UG.FTS.B, 20.46%, 11/12/24 . 1,507 1,489
991046754.UG.FTS.B, 20.46%, 11/12/24 . 2,807 2,770
991056645.UG.FTS.B, 20.46%, 11/12/24 . – –
991058413.UG.FTS.B, 20.46%, 11/12/24 . 779 770
991085590.UG.FTS.B, 20.46%, 11/12/24 . 771 763
991094480.UG.FTS.B, 20.46%, 11/12/24 . 304 301
991129109.UG.FTS.B, 20.46%, 11/12/24 . 370 365
991163006.UG.FTS.B, 20.46%, 11/12/24 . 369 362
991196098.UG.FTS.B, 20.46%, 11/12/24 . 192 189
991207462.UG.FTS.B, 20.46%, 11/12/24 . 18 18
991224739.UG.FTS.B, 20.46%, 11/12/24 . 180 39
991234666.UG.FTS.B, 20.46%, 11/12/24 . 92 91
991032939.UG.FTS.B, 20.97%, 11/12/24 . 1,341 1,323
991039115.UG.FTS.B, 20.97%, 11/12/24 . 1,558 1,534
991043019.UG.FTS.B, 20.97%, 11/12/24 . 51 50
991070100.UG.FTS.B, 20.97%, 11/12/24 . 142 89
991106317.UG.FTS.B, 20.97%, 11/12/24 . 492 486
991215378.UG.FTS.B, 20.97%, 11/12/24 . 755 740
991033130.UG.FTS.B, 21.46%, 11/12/24 . 813 799
991036161.UG.FTS.B, 21.46%, 11/12/24 . 4,167 4,111
991036670.UG.FTS.B, 21.46%, 11/12/24 . 1,964 1,938
991044475.UG.FTS.B, 21.46%, 11/12/24 . 474 466
991047526.UG.FTS.B, 21.46%, 11/12/24 . 691 682
991057765.UG.FTS.B, 21.46%, 11/12/24 . 165 163
991064757.UG.FTS.B, 21.46%, 11/12/24 . 206 203
991072361.UG.FTS.B, 21.46%, 11/12/24 . 533 525

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991072869.UG.FTS.B, 21.46%, 11/12/24 . $ 206 $ 202
991086819.UG.FTS.B, 21.46%, 11/12/24 . 1,036 1,020
991096421.UG.FTS.B, 21.46%, 11/12/24 . 103 101
991100384.UG.FTS.B, 21.46%, 11/12/24 . 29 28
991106833.UG.FTS.B, 21.46%, 11/12/24 . 608 594
991128100.UG.FTS.B, 21.46%, 11/12/24 . 783 159
991130390.UG.FTS.B, 21.46%, 11/12/24 . 316 311
991130691.UG.FTS.B, 21.46%, 11/12/24 . 19 19
991144579.UG.FTS.B, 21.46%, 11/12/24 . 224 219
991149555.UG.FTS.B, 21.46%, 11/12/24 . 761 750
991154332.UG.FTS.B, 21.46%, 11/12/24 . 2,293 2,239
991167965.UG.FTS.B, 21.46%, 11/12/24 . 1,517 1,497
991226484.UG.FTS.B, 21.46%, 11/12/24 . 645 629
991042536.UG.FTS.B, 21.97%, 11/12/24 . 1,232 1,211
991130405.UG.FTS.B, 21.97%, 11/12/24 . 450 29
991197035.UG.FTS.B, 21.97%, 11/12/24 . 146 9
991033295.UG.FTS.B, 21.98%, 11/12/24 . 33 32
991036128.UG.FTS.B, 21.98%, 11/12/24 . 75 73
991046804.UG.FTS.B, 21.98%, 11/12/24 . 1,290 1,271
991120265.UG.FTS.B, 21.98%, 11/12/24 . 2,772 2,732
991121938.UG.FTS.B, 21.98%, 11/12/24 . 424 417
991131569.UG.FTS.B, 21.98%, 11/12/24 . 355 350
991214217.UG.FTS.B, 21.98%, 11/12/24 . – –
991217398.UG.FTS.B, 21.98%, 11/12/24 . 379 370
991224208.UG.FTS.B, 21.98%, 11/12/24 . 258 252
991039683.UG.FTS.B, 22.95%, 11/12/24 . 164 161
991067098.UG.FTS.B, 22.95%, 11/12/24 . 497 488
991032017.UG.FTS.B, 22.97%, 11/12/24 . 497 489
991039746.UG.FTS.B, 22.97%, 11/12/24 . 518 509
991048419.UG.FTS.B, 22.97%, 11/12/24 . 482 (10)
991222051.UG.FTS.B, 22.97%, 11/12/24 . 234 229
991033516.UG.FTS.B, 23.95%, 11/12/24 . 2,026 1,992
991041173.UG.FTS.B, 23.95%, 11/12/24 . 4,682 2,976
991072416.UG.FTS.B, 23.95%, 11/12/24 . 1,611 335
991083227.UG.FTS.B, 23.95%, 11/12/24 . 155 153
991085164.UG.FTS.B, 23.95%, 11/12/24 . 44 44
991119161.UG.FTS.B, 23.95%, 11/12/24 .. 2,097 139
991234267.UG.FTS.B, 23.95%, 11/12/24 . 366 24
991235754.UG.FTS.B, 23.95%, 11/12/24 . 788 767
991101210.UG.FTS.B, 25.94%, 11/12/24 . 58 57
991103112.UG.FTS.B, 25.95%, 11/12/24 .. 561 550
991149520.UG.FTS.B, 25.95%, 11/12/24 . 773 760
991183694.UG.FTS.B, 25.95%, 11/12/24 . 153 148
991037516.UG.FTS.B, 26.94%, 11/12/24 . 276 271
991039659.UG.FTS.B, 26.94%, 11/12/24 . 226 222
991043735.UG.FTS.B, 26.94%, 11/12/24 . 21 21
991059570.UG.FTS.B, 26.94%, 11/12/24 . 253 244
991062395.UG.FTS.B, 26.94%, 11/12/24 . 34 (1)
991065985.UG.FTS.B, 26.94%, 11/12/24 . 1,020 (38)
991041732.UG.FTS.B, Zero Cpn, 11/13/24 616 43
991062676.UG.FTS.B, Zero Cpn, 11/13/24 473 33
991148972.UG.FTS.B, Zero Cpn, 11/13/24 218 15
991205505.UG.FTS.B, Zero Cpn, 11/13/24 177 12
991232762.UG.FTS.B, Zero Cpn, 11/13/24 350 24
991043576.UG.FTS.B, 18.97%, 11/13/24 . 8 8
991054425.UG.FTS.B, 18.97%, 11/13/24 . 298 293
991061940.UG.FTS.B, 18.97%, 11/13/24 . 1,296 1,278
991092009.UG.FTS.B, 18.97%, 11/13/24 . 1,358 1,320
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991096631.UG.FTS.B, 18.97%, 11/13/24 . $ 498 $ 493
991119492.UG.FTS.B, 18.97%, 11/13/24 .. 1,888 1,871
991141427.UG.FTS.B, 18.97%, 11/13/24 . 394 389
991225078.UG.FTS.B, 18.97%, 11/13/24 . 411 404
991043828.UG.FTS.B, 19.21%, 11/13/24 . 119 117
991053667.UG.FTS.B, 19.21%, 11/13/24 . 1,490 1,474
991053798.UG.FTS.B, 19.21%, 11/13/24 . 1,883 1,863
991058990.UG.FTS.B, 19.21%, 11/13/24 . 424 420
991128162.UG.FTS.B, 19.21%, 11/13/24 . 189 187
991158111.UG.FTS.B, 19.21%, 11/13/24 .. 4,245 4,172
991042876.UG.FTS.B, 19.8%, 11/13/24 .. – –
991044384.UG.FTS.B, 19.8%, 11/13/24 .. 578 573
991045601.UG.FTS.B, 19.8%, 11/13/24 .. 12 12
991051776.UG.FTS.B, 19.8%, 11/13/24 .. 477 473
991053883.UG.FTS.B, 19.8%, 11/13/24 .. 105 104
991054142.UG.FTS.B, 19.8%, 11/13/24 .. 104 67
991069804.UG.FTS.B, 19.8%, 11/13/24 .. – –
991070292.UG.FTS.B, 19.8%, 11/13/24 .. 720 712
991074550.UG.FTS.B, 19.8%, 11/13/24 .. 927 608
991135137.UG.FTS.B, 19.8%, 11/13/24 .. 663 645
991139982.UG.FTS.B, 19.8%, 11/13/24 .. 129 127
991182015.UG.FTS.B, 19.8%, 11/13/24 .. 92 91
991207669.UG.FTS.B, 19.8%, 11/13/24 .. 114 112
991239015.UG.FTS.B, 19.8%, 11/13/24 .. 375 368
991039412.UG.FTS.B, 20.46%, 11/13/24 . 484 478
991058306.UG.FTS.B, 20.46%, 11/13/24 . 585 578
991096499.UG.FTS.B, 20.46%, 11/13/24 . 385 378
991142128.UG.FTS.B, 20.46%, 11/13/24 . 1,563 1,540
991160383.UG.FTS.B, 20.46%, 11/13/24 . 35 3
991118761.UG.FTS.B, 20.97%, 11/13/24 .. 306 302
991165286.UG.FTS.B, 20.97%, 11/13/24 . 42 42
991039886.UG.FTS.B, 21.46%, 11/13/24 . 194 191
991042608.UG.FTS.B, 21.46%, 11/13/24 . 642 623
991045113.UG.FTS.B, 21.46%, 11/13/24 . 36 36
991053506.UG.FTS.B, 21.46%, 11/13/24 . 50 50
991054273.UG.FTS.B, 21.46%, 11/13/24 . 503 496
991058137.UG.FTS.B, 21.46%, 11/13/24 . 62 61
991058936.UG.FTS.B, 21.46%, 11/13/24 . 19 19
991062160.UG.FTS.B, 21.46%, 11/13/24 . 85 (1)
991063989.UG.FTS.B, 21.46%, 11/13/24 . 46 45
991076067.UG.FTS.B, 21.46%, 11/13/24 . 20 20
991089124.UG.FTS.B, 21.46%, 11/13/24 . 1,080 1,066
991094103.UG.FTS.B, 21.46%, 11/13/24 . 765 755
991191064.UG.FTS.B, 21.46%, 11/13/24 . 75 74
991214954.UG.FTS.B, 21.46%, 11/13/24 . 378 369
991240778.UG.FTS.B, 21.46%, 11/13/24 . 254 (4)
991122796.UG.FTS.B, 21.97%, 11/13/24 . 55 55
991040726.UG.FTS.B, 21.98%, 11/13/24 . 371 367
991043243.UG.FTS.B, 21.98%, 11/13/24 . 126 124
991056105.UG.FTS.B, 21.98%, 11/13/24 . – –
991064810.UG.FTS.B, 21.98%, 11/13/24 . – –
991065324.UG.FTS.B, 21.98%, 11/13/24 . 910 73
991078122.UG.FTS.B, 21.98%, 11/13/24 . 2,434 2,396
991109227.UG.FTS.B, 21.98%, 11/13/24 . 46 46
991221586.UG.FTS.B, 21.98%, 11/13/24 . 144 141
991045128.UG.FTS.B, 22.97%, 11/13/24 . 58 57
991049262.UG.FTS.B, 22.97%, 11/13/24 . 82 81
991067940.UG.FTS.B, 22.97%, 11/13/24 . – –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991073136.UG.FTS.B, 22.97%, 11/13/24 . $ 1,233 $ 1,213
991081670.UG.FTS.B, 22.97%, 11/13/24 . 414 408
991084697.UG.FTS.B, 22.97%, 11/13/24 . 1,396 1,338
991139845.UG.FTS.B, 22.97%, 11/13/24 . 140 30
991147839.UG.FTS.B, 22.97%, 11/13/24 . 732 722
991194552.UG.FTS.B, 22.97%, 11/13/24 . 285 57
991195127.UG.FTS.B, 22.97%, 11/13/24 . 106 105
991062207.UG.FTS.B, 23.95%, 11/13/24 . 456 449
991062210.UG.FTS.B, 23.95%, 11/13/24 . 123 121
991197167.UG.FTS.B, 23.95%, 11/13/24 . 153 149
991196696.UG.FTS.B, 24.95%, 11/13/24 . 444 88
991060635.UG.FTS.B, 25.94%, 11/13/24 . 910 886
991231048.UG.FTS.B, 25.94%, 11/13/24 . 24 23
991039523.UG.FTS.B, 25.95%, 11/13/24 . 32 5
991120433.UG.FTS.B, 25.95%, 11/13/24 . 776 763
991176572.UG.FTS.B, 25.95%, 11/13/24 . 770 757
991061478.UG.FTS.B, Zero Cpn, 11/14/24 1,014 70
991063637.UG.FTS.B, Zero Cpn, 11/14/24 4,410 304
991082443.UG.FTS.B, Zero Cpn, 11/14/24 182 13
991165927.UG.FTS.B, 18.8%, 11/14/24 .. 99 98
991047941.UG.FTS.B, 18.97%, 11/14/24 . 371 368
991060835.UG.FTS.B, 18.97%, 11/14/24 . 338 335
991064005.UG.FTS.B, 18.97%, 11/14/24 . 959 948
991081186.UG.FTS.B, 18.97%, 11/14/24 . 2,036 2,017
991135967.UG.FTS.B, 18.97%, 11/14/24 . 986 977
991147340.UG.FTS.B, 18.97%, 11/14/24 . 1,295 1,281
991231578.UG.FTS.B, 18.97%, 11/14/24 . 3,748 3,690
991052420.UG.FTS.B, 19.21%, 11/14/24 . 392 389
991058880.UG.FTS.B, 19.21%, 11/14/24 . 202 200
991065337.UG.FTS.B, 19.21%, 11/14/24 . 96 95
991076720.UG.FTS.B, 19.21%, 11/14/24 . 102 100
991091272.UG.FTS.B, 19.21%, 11/14/24 . 1 1
991115058.UG.FTS.B, 19.21%, 11/14/24 .. 173 171
991230067.UG.FTS.B, 19.21%, 11/14/24 . 231 227
991071687.UG.FTS.B, 19.8%, 11/14/24 .. 397 18
991186061.UG.FTS.B, 19.8%, 11/14/24 .. 396 392
991192208.UG.FTS.B, 19.8%, 11/14/24 .. 51 50
991212892.UG.FTS.B, 19.8%, 11/14/24 .. 61 61
991247002.UG.FTS.B, 19.8%, 11/14/24 .. 402 47
991051184.UG.FTS.B, 20.46%, 11/14/24 . 379 369
991053580.UG.FTS.B, 20.46%, 11/14/24 . 8 8
991057520.UG.FTS.B, 20.46%, 11/14/24 . 76 75
991059252.UG.FTS.B, 20.46%, 11/14/24 . 121 8
991067392.UG.FTS.B, 20.46%, 11/14/24 . 64 63
991137776.UG.FTS.B, 20.46%, 11/14/24 . 812 803
991147993.UG.FTS.B, 20.46%, 11/14/24 . 405 400
991176027.UG.FTS.B, 20.46%, 11/14/24 . 96 95
991177227.UG.FTS.B, 20.46%, 11/14/24 . 151 150
991194498.UG.FTS.B, 20.46%, 11/14/24 . 66 65
991047047.UG.FTS.B, 20.97%, 11/14/24 . 1,320 101
991052299.UG.FTS.B, 20.97%, 11/14/24 . 744 483
991060869.UG.FTS.B, 20.97%, 11/14/24 . 21 21
991064036.UG.FTS.B, 20.97%, 11/14/24 . 684 674
991068021.UG.FTS.B, 20.97%, 11/14/24 . 110 109
991075171.UG.FTS.B, 20.97%, 11/14/24 . 1,666 1,644
991133151.UG.FTS.B, 20.97%, 11/14/24 . 735 721
991178036.UG.FTS.B, 20.97%, 11/14/24 . 4,069 3,990
991184846.UG.FTS.B, 20.97%, 11/14/24 . 164 161
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991232539.UG.FTS.B, 20.97%, 11/14/24 . $ 238 $ 233
991161778.UG.FTS.B, 20.98%, 11/14/24 . 571 563
991047942.UG.FTS.B, 21.46%, 11/14/24 . 286 282
991053215.UG.FTS.B, 21.46%, 11/14/24 . 268 263
991055566.UG.FTS.B, 21.46%, 11/14/24 . 2,685 2,651
991061034.UG.FTS.B, 21.46%, 11/14/24 . 479 471
991068618.UG.FTS.B, 21.46%, 11/14/24 . 484 473
991119349.UG.FTS.B, 21.46%, 11/14/24 .. 920 905
991133215.UG.FTS.B, 21.46%, 11/14/24 . 83 81
991134077.UG.FTS.B, 21.46%, 11/14/24 . 750 51
991166904.UG.FTS.B, 21.46%, 11/14/24 . 182 180
991184898.UG.FTS.B, 21.46%, 11/14/24 . 1,453 1,403
991246975.UG.FTS.B, 21.46%, 11/14/24 . 2,709 190
991049974.UG.FTS.B, 21.98%, 11/14/24 . 492 486
991072780.UG.FTS.B, 21.98%, 11/14/24 . 156 154
991084216.UG.FTS.B, 21.98%, 11/14/24 . 896 861
991143542.UG.FTS.B, 21.98%, 11/14/24 . 461 453
991247140.UG.FTS.B, 21.98%, 11/14/24 . 143 140
991228703.UG.FTS.B, 22.95%, 11/14/24 . 64 63
991060601.UG.FTS.B, 22.97%, 11/14/24 . 301 294
991060686.UG.FTS.B, 22.97%, 11/14/24 . – –
991100853.UG.FTS.B, 22.97%, 11/14/24 . 91 89
991108731.UG.FTS.B, 22.97%, 11/14/24 . 950 115
991163751.UG.FTS.B, 22.97%, 11/14/24 . 236 233
991184091.UG.FTS.B, 22.97%, 11/14/24 . 398 83
991224639.UG.FTS.B, 22.97%, 11/14/24 . 323 316
991082370.UG.FTS.B, 23.95%, 11/14/24 . – –
991104491.UG.FTS.B, 23.95%, 11/14/24 . 162 (1)
991112977.UG.FTS.B, 23.95%, 11/14/24 .. 154 –
991209618.UG.FTS.B, 23.95%, 11/14/24 . 275 268
991197608.UG.FTS.B, 24.95%, 11/14/24 . 612 596
991051831.UG.FTS.B, 25.95%, 11/14/24 . 767 753
991063011.UG.FTS.B, 25.95%, 11/14/24 . 38 37
991068096.UG.FTS.B, 26.94%, 11/14/24 . 645 634
991073730.UG.FTS.B, 26.94%, 11/14/24 . 375 47
991061991.UG.FTS.B, 29.49%, 11/14/24 . 708 431
991058615.UG.FTS.B, Zero Cpn, 11/15/24 7,578 520
991065765.UG.FTS.B, Zero Cpn, 11/15/24 66 5
991170459.UG.FTS.B, Zero Cpn, 11/15/24 1,096 75
991053331.UG.FTS.B, 18.97%, 11/15/24 . 819 812
991062678.UG.FTS.B, 18.97%, 11/15/24 . 298 293
991146941.UG.FTS.B, 18.97%, 11/15/24 . 144 142
991163525.UG.FTS.B, 18.97%, 11/15/24 . 219 215
991183506.UG.FTS.B, 18.97%, 11/15/24 . 300 297
991215026.UG.FTS.B, 18.97%, 11/15/24 . 751 739
991226714.UG.FTS.B, 18.97%, 11/15/24 . 975 960
991055595.UG.FTS.B, 19.21%, 11/15/24 . 722 50
991057044.UG.FTS.B, 19.21%, 11/15/24 . 197 195
991058791.UG.FTS.B, 19.21%, 11/15/24 . 162 160
991062012.UG.FTS.B, 19.21%, 11/15/24 . 176 174
991064709.UG.FTS.B, 19.21%, 11/15/24 . 88 87
991072734.UG.FTS.B, 19.21%, 11/15/24 . 1,898 1,875
991083160.UG.FTS.B, 19.21%, 11/15/24 . 77 76
991116196.UG.FTS.B, 19.21%, 11/15/24 .. 924 916
991118519.UG.FTS.B, 19.21%, 11/15/24 .. 743 728
991148899.UG.FTS.B, 19.21%, 11/15/24 . 149 148
991159422.UG.FTS.B, 19.21%, 11/15/24 . 132 131
991214523.UG.FTS.B, 19.21%, 11/15/24 . 3,004 2,955

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991232676.UG.FTS.B, 19.21%, 11/15/24 . $ 1,501 $ 1,477
991069121.UG.FTS.B, 19.46%, 11/15/24 . 196 193
991058435.UG.FTS.B, 19.8%, 11/15/24 .. 624 618
991059968.UG.FTS.B, 19.8%, 11/15/24 .. 440 434
991060645.UG.FTS.B, 19.8%, 11/15/24 .. 338 334
991062788.UG.FTS.B, 19.8%, 11/15/24 .. 890 179
991063837.UG.FTS.B, 19.8%, 11/15/24 .. 229 226
991076197.UG.FTS.B, 19.8%, 11/15/24 .. – –
991080455.UG.FTS.B, 19.8%, 11/15/24 .. 152 151
991122945.UG.FTS.B, 19.8%, 11/15/24 .. 486 480
991130059.UG.FTS.B, 19.8%, 11/15/24 .. 121 120
991197433.UG.FTS.B, 19.8%, 11/15/24 .. 130 129
991232884.UG.FTS.B, 19.8%, 11/15/24 .. 206 202
991052998.UG.FTS.B, 20.46%, 11/15/24 . 489 482
991062692.UG.FTS.B, 20.46%, 11/15/24 . 10 10
991067501.UG.FTS.B, 20.46%, 11/15/24 . 202 200
991074912.UG.FTS.B, 20.46%, 11/15/24 . 3,248 378
991075795.UG.FTS.B, 20.46%, 11/15/24 . 88 87
991121275.UG.FTS.B, 20.46%, 11/15/24 . 4,550 4,500
991142661.UG.FTS.B, 20.46%, 11/15/24 . – –
991170710.UG.FTS.B, 20.46%, 11/15/24 . 270 267
991225118.UG.FTS.B, 20.46%, 11/15/24 . 217 213
991060260.UG.FTS.B, 20.97%, 11/15/24 . 1,199 1,186
991071778.UG.FTS.B, 20.97%, 11/15/24 . 421 416
991124375.UG.FTS.B, 20.97%, 11/15/24 . 249 17
991137852.UG.FTS.B, 20.97%, 11/15/24 . 31 31
991185680.UG.FTS.B, 20.97%, 11/15/24 . 195 191
991075287.UG.FTS.B, 20.98%, 11/15/24 . 65 64
991052662.UG.FTS.B, 21.46%, 11/15/24 . 3 1
991058892.UG.FTS.B, 21.46%, 11/15/24 . 1,069 1,057
991059119.UG.FTS.B, 21.46%, 11/15/24 . 86 85
991059443.UG.FTS.B, 21.46%, 11/15/24 . 975 757
991061209.UG.FTS.B, 21.46%, 11/15/24 . 557 547
991067852.UG.FTS.B, 21.46%, 11/15/24 . 306 303
991081663.UG.FTS.B, 21.46%, 11/15/24 . 219 216
991082388.UG.FTS.B, 21.46%, 11/15/24 . 190 47
991084465.UG.FTS.B, 21.46%, 11/15/24 . 1,843 1,803
991092471.UG.FTS.B, 21.46%, 11/15/24 . 238 235
991093257.UG.FTS.B, 21.46%, 11/15/24 . 1,856 130
991099369.UG.FTS.B, 21.46%, 11/15/24 . 244 237
991104130.UG.FTS.B, 21.46%, 11/15/24 . 411 404
991106167.UG.FTS.B, 21.46%, 11/15/24 . – –
991117836.UG.FTS.B, 21.46%, 11/15/24 .. 127 35
991153690.UG.FTS.B, 21.46%, 11/15/24 . 253 249
991160626.UG.FTS.B, 21.46%, 11/15/24 . 3,096 3,025
991170133.UG.FTS.B, 21.46%, 11/15/24 . 378 373
991177667.UG.FTS.B, 21.46%, 11/15/24 . 159 156
991197057.UG.FTS.B, 21.46%, 11/15/24 . 759 747
991198524.UG.FTS.B, 21.46%, 11/15/24 . 923 65
991218740.UG.FTS.B, 21.46%, 11/15/24 . 188 184
991232327.UG.FTS.B, 21.46%, 11/15/24 . 283 276
991148867.UG.FTS.B, 21.97%, 11/15/24 . 2,080 144
991074487.UG.FTS.B, 21.98%, 11/15/24 . 649 638
991082558.UG.FTS.B, 21.98%, 11/15/24 . 291 288
991088521.UG.FTS.B, 21.98%, 11/15/24 . 273 270
991100922.UG.FTS.B, 21.98%, 11/15/24 . – –
991115452.UG.FTS.B, 21.98%, 11/15/24 .. 2,254 270
991119590.UG.FTS.B, 21.98%, 11/15/24 .. 271 178
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991122921.UG.FTS.B, 21.98%, 11/15/24 . $ 268 $ (2)
991125602.UG.FTS.B, 21.98%, 11/15/24 . 889 65
991180474.UG.FTS.B, 21.98%, 11/15/24 . 41 34
991232706.UG.FTS.B, 21.98%, 11/15/24 . 69 68
991058655.UG.FTS.B, 22.95%, 11/15/24 . 719 (15)
991112513.UG.FTS.B, 22.97%, 11/15/24 .. 473 467
991218382.UG.FTS.B, 22.97%, 11/15/24 . 228 223
991118927.UG.FTS.B, 23.95%, 11/15/24 .. 292 287
991186467.UG.FTS.B, 23.95%, 11/15/24 . 1,163 1,142
991239064.UG.FTS.B, 23.95%, 11/15/24 . 534 521
991088038.UG.FTS.B, 25.95%, 11/15/24 . 80 79
991098989.UG.FTS.B, 25.95%, 11/15/24 . 27 26
991104861.UG.FTS.B, 25.95%, 11/15/24 . 83 81
991179072.UG.FTS.B, 25.95%, 11/15/24 . 92 91
991051794.UG.FTS.B, 26.94%, 11/15/24 . 372 366
991199097.UG.FTS.B, 26.94%, 11/15/24 . 410 402
991062202.UG.FTS.B, Zero Cpn, 11/16/24 121 8
991088187.UG.FTS.B, Zero Cpn, 11/16/24 91 6
991187363.UG.FTS.B, 18.97%, 11/16/24 . 215 212
991130301.UG.FTS.B, 19.8%, 11/16/24 .. 289 (4)
991165568.UG.FTS.B, 19.8%, 11/16/24 .. 198 195
991059475.UG.FTS.B, 19.99%, 11/16/24 . – –
991060668.UG.FTS.B, 19.99%, 11/16/24 . 159 159
991067149.UG.FTS.B, 19.99%, 11/16/24 . 128 128
991069716.UG.FTS.B, 19.99%, 11/16/24 . 542 157
991077083.UG.FTS.B, 19.99%, 11/16/24 . 150 152
991088947.UG.FTS.B, 19.99%, 11/16/24 . 470 475
991121485.UG.FTS.B, 19.99%, 11/16/24 . 236 29
991260609.UG.FTS.B, 19.99%, 11/16/24 . 255 255
991099968.UG.FTS.B, 20.46%, 11/16/24 . 693 687
991251494.UG.FTS.B, 20.46%, 11/16/24 . 127 15
991070212.UG.FTS.B, 20.97%, 11/16/24 . 382 378
991146739.UG.FTS.B, 20.97%, 11/16/24 . 527 522
991106630.UG.FTS.B, 21.98%, 11/16/24 . 761 752
991258611.UG.FTS.B, 21.98%, 11/16/24 . 2,339 2,290
991075585.UG.FTS.B, 22.97%, 11/16/24 . 427 414
991201913.UG.FTS.B, 22.97%, 11/16/24 . 399 391
991104018.UG.FTS.B, 23.95%, 11/16/24 . 191 188
991083700.UG.FTS.B, 25.94%, 11/16/24 . 826 814
991086833.UG.FTS.B, 26.94%, 11/16/24 . 1,252 1,233
991161732.UG.FTS.B, 27.99%, 11/16/24 . 153 8
991060227.UG.FTS.B, 28.98%, 11/16/24 . 1,737 1,733
991061800.UG.FTS.B, 28.98%, 11/16/24 . 124 124
991068102.UG.FTS.B, 28.98%, 11/16/24 . 155 153
991071048.UG.FTS.B, 28.98%, 11/16/24 . 166 166
991076717.UG.FTS.B, 28.98%, 11/16/24 . 1,589 96
991078886.UG.FTS.B, 28.98%, 11/16/24 . 117 117
991093834.UG.FTS.B, 28.98%, 11/16/24 . 365 371
991107607.UG.FTS.B, 28.98%, 11/16/24 . – –
991109575.UG.FTS.B, 28.98%, 11/16/24 . 148 150
991109800.UG.FTS.B, 28.98%, 11/16/24 . 1,223 152
991111045.UG.FTS.B, 28.98%, 11/16/24 .. 185 11
991112308.UG.FTS.B, 28.98%, 11/16/24 .. 197 196
991112584.UG.FTS.B, 28.98%, 11/16/24 .. 131 131
991119971.UG.FTS.B, 28.98%, 11/16/24 .. 796 802
991130100.UG.FTS.B, 28.98%, 11/16/24 . 731 721
991132906.UG.FTS.B, 28.98%, 11/16/24 . 188 191
991139707.UG.FTS.B, 28.98%, 11/16/24 . 134 133

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991183042.UG.FTS.B, 28.98%, 11/16/24 . $ 293 $ 293
991250222.UG.FTS.B, 28.98%, 11/16/24 . 14 6
991258217.UG.FTS.B, 28.98%, 11/16/24 . 28 28
991261509.UG.FTS.B, 28.98%, 11/16/24 . 139 139
991060822.UG.FTS.B, 29.49%, 11/16/24 . 953 968
991061401.UG.FTS.B, 29.49%, 11/16/24 . – –
991061656.UG.FTS.B, 29.49%, 11/16/24 . 829 818
991061934.UG.FTS.B, 29.49%, 11/16/24 . 662 668
991062942.UG.FTS.B, 29.49%, 11/16/24 . 40 (2)
991064113.UG.FTS.B, 29.49%, 11/16/24 . 88 87
991064892.UG.FTS.B, 29.49%, 11/16/24 . 66 17
991069702.UG.FTS.B, 29.49%, 11/16/24 . 636 629
991081262.UG.FTS.B, 29.49%, 11/16/24 . 90 91
991101093.UG.FTS.B, 29.49%, 11/16/24 . 201 202
991102818.UG.FTS.B, 29.49%, 11/16/24 . 35 35
991106544.UG.FTS.B, 29.49%, 11/16/24 . 99 100
991109786.UG.FTS.B, 29.49%, 11/16/24 . 261 260
991132554.UG.FTS.B, 29.49%, 11/16/24 . 143 32
991133361.UG.FTS.B, 29.49%, 11/16/24 . 74 75
991137323.UG.FTS.B, 29.49%, 11/16/24 . 926 927
991137353.UG.FTS.B, 29.49%, 11/16/24 . 136 17
991158505.UG.FTS.B, 29.49%, 11/16/24 . 42 41
991182164.UG.FTS.B, 29.49%, 11/16/24 . 277 281
991213983.UG.FTS.B, 29.49%, 11/16/24 . 222 222
991234732.UG.FTS.B, 29.49%, 11/16/24 . 34 34
991245774.UG.FTS.B, 29.49%, 11/16/24 . 427 428
991260449.UG.FTS.B, 29.49%, 11/16/24 . 47 47
991260561.UG.FTS.B, 29.49%, 11/16/24 . 71 70
991263681.UG.FTS.B, 29.49%, 11/16/24 . 128 128
991073785.UG.FTS.B, Zero Cpn, 11/17/24 838 58
991064798.UG.FTS.B, 19.21%, 11/17/24 . 431 86
991076389.UG.FTS.B, 19.21%, 11/17/24 . 557 551
991246363.UG.FTS.B, 19.21%, 11/17/24 . 2,419 299
991070460.UG.FTS.B, 19.8%, 11/17/24 .. 26 26
991100419.UG.FTS.B, 19.8%, 11/17/24 .. 131 129
991128160.UG.FTS.B, 19.8%, 11/17/24 .. 152 150
991183019.UG.FTS.B, 19.8%, 11/17/24 .. 3,520 3,462
991215163.UG.FTS.B, 19.8%, 11/17/24 .. 754 747
991221853.UG.FTS.B, 19.8%, 11/17/24 .. 78 77
991065873.UG.FTS.B, 19.99%, 11/17/24 . 106 108
991083501.UG.FTS.B, 19.99%, 11/17/24 . 438 219
991132871.UG.FTS.B, 19.99%, 11/17/24 . 143 145
991234093.UG.FTS.B, 19.99%, 11/17/24 . 69 69
991275120.UG.FTS.B, 19.99%, 11/17/24 . 152 152
991103988.UG.FTS.B, 20.46%, 11/17/24 . 350 346
991232167.UG.FTS.B, 20.46%, 11/17/24 . 136 134
991082799.UG.FTS.B, 20.97%, 11/17/24 . 2,694 195
991131881.UG.FTS.B, 20.97%, 11/17/24 . 195 193
991064064.UG.FTS.B, 21.46%, 11/17/24 . 270 267
991064783.UG.FTS.B, 21.46%, 11/17/24 . 1,096 135
991087993.UG.FTS.B, 21.46%, 11/17/24 . 155 154
991092687.UG.FTS.B, 21.46%, 11/17/24 . 170 167
991108196.UG.FTS.B, 21.46%, 11/17/24 . 1,813 1,785
991128305.UG.FTS.B, 21.46%, 11/17/24 . 37 14
991152161.UG.FTS.B, 21.46%, 11/17/24 . 593 42
991191992.UG.FTS.B, 21.46%, 11/17/24 . – –
991081575.UG.FTS.B, 21.98%, 11/17/24 . 293 287
991088067.UG.FTS.B, 21.98%, 11/17/24 . 243 240
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991102607.UG.FTS.B, 21.98%, 11/17/24 . $ 1,319 $ 1,304
991121813.UG.FTS.B, 21.98%, 11/17/24 . 58 57
991122048.UG.FTS.B, 21.98%, 11/17/24 . 219 217
991090075.UG.FTS.B, 22.95%, 11/17/24 . 151 149
991076633.UG.FTS.B, 22.97%, 11/17/24 . 2,445 2,416
991190627.UG.FTS.B, 22.97%, 11/17/24 . 1,665 1,148
991251530.UG.FTS.B, 22.97%, 11/17/24 . 79 78
991079431.UG.FTS.B, 25.95%, 11/17/24 . 330 325
991089872.UG.FTS.B, 25.95%, 11/17/24 . 267 263
991065007.UG.FTS.B, 27.99%, 11/17/24 . 303 198
991065027.UG.FTS.B, 27.99%, 11/17/24 . 1,117 1,125
991139363.UG.FTS.B, 27.99%, 11/17/24 . 274 274
991254668.UG.FTS.B, 27.99%, 11/17/24 . 244 54
991266169.UG.FTS.B, 27.99%, 11/17/24 . 202 202
991064290.UG.FTS.B, 28.98%, 11/17/24 . 322 325
991064775.UG.FTS.B, 28.98%, 11/17/24 . – –
991065223.UG.FTS.B, 28.98%, 11/17/24 . 2,924 643
991065238.UG.FTS.B, 28.98%, 11/17/24 . 145 143
991067567.UG.FTS.B, 28.98%, 11/17/24 . 1,768 1,753
991068760.UG.FTS.B, 28.98%, 11/17/24 . 211 209
991070550.UG.FTS.B, 28.98%, 11/17/24 . 611 620
991075646.UG.FTS.B, 28.98%, 11/17/24 . 674 (24)
991082307.UG.FTS.B, 28.98%, 11/17/24 . 115 115
991102484.UG.FTS.B, 28.98%, 11/17/24 . 785 796
991104333.UG.FTS.B, 28.98%, 11/17/24 . 867 868
991117177.UG.FTS.B, 28.98%, 11/17/24 .. 563 561
991120282.UG.FTS.B, 28.98%, 11/17/24 . 390 395
991137204.UG.FTS.B, 28.98%, 11/17/24 . 390 389
991138123.UG.FTS.B, 28.98%, 11/17/24 . 22 22
991138661.UG.FTS.B, 28.98%, 11/17/24 . 273 273
991138815.UG.FTS.B, 28.98%, 11/17/24 . 6 6
991147163.UG.FTS.B, 28.98%, 11/17/24 . 105 104
991237888.UG.FTS.B, 28.98%, 11/17/24 . 666 667
991253944.UG.FTS.B, 28.98%, 11/17/24 . 95 95
991257818.UG.FTS.B, 28.98%, 11/17/24 . 227 228
991261757.UG.FTS.B, 28.98%, 11/17/24 . 14 14
991262628.UG.FTS.B, 28.98%, 11/17/24 . 99 22
991270555.UG.FTS.B, 28.98%, 11/17/24 . 407 407
991064180.UG.FTS.B, 29.49%, 11/17/24 . 583 593
991064475.UG.FTS.B, 29.49%, 11/17/24 . 428 438
991064503.UG.FTS.B, 29.49%, 11/17/24 . 236 146
991064822.UG.FTS.B, 29.49%, 11/17/24 . 169 171
991064865.UG.FTS.B, 29.49%, 11/17/24 . 190 194
991065830.UG.FTS.B, 29.49%, 11/17/24 . 467 319
991066310.UG.FTS.B, 29.49%, 11/17/24 . 106 (5)
991066366.UG.FTS.B, 29.49%, 11/17/24 . – –
991066750.UG.FTS.B, 29.49%, 11/17/24 . 164 21
991067694.UG.FTS.B, 29.49%, 11/17/24 . 2,717 2,746
991067941.UG.FTS.B, 29.49%, 11/17/24 . 130 128
991069592.UG.FTS.B, 29.49%, 11/17/24 . 179 50
991070165.UG.FTS.B, 29.49%, 11/17/24 . 376 373
991071435.UG.FTS.B, 29.49%, 11/17/24 . 366 372
991076785.UG.FTS.B, 29.49%, 11/17/24 . 353 349
991077041.UG.FTS.B, 29.49%, 11/17/24 . 1,332 1,346
991077147.UG.FTS.B, 29.49%, 11/17/24 . 56 8
991077312.UG.FTS.B, 29.49%, 11/17/24 . 165 168
991080298.UG.FTS.B, 29.49%, 11/17/24 . 1 1
991081268.UG.FTS.B, 29.49%, 11/17/24 . 137 139

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991081304.UG.FTS.B, 29.49%, 11/17/24 . $ 359 $ 360
991082096.UG.FTS.B, 29.49%, 11/17/24 . 890 67
991083068.UG.FTS.B, 29.49%, 11/17/24 . 357 363
991085325.UG.FTS.B, 29.49%, 11/17/24 . 387 387
991088188.UG.FTS.B, 29.49%, 11/17/24 . 768 762
991088375.UG.FTS.B, 29.49%, 11/17/24 . 811 812
991090724.UG.FTS.B, 29.49%, 11/17/24 . 1,496 1,448
991091518.UG.FTS.B, 29.49%, 11/17/24 . 194 197
991097511.UG.FTS.B, 29.49%, 11/17/24 . 367 369
991097714.UG.FTS.B, 29.49%, 11/17/24 . 198 198
991101031.UG.FTS.B, 29.49%, 11/17/24 . 45 45
991104529.UG.FTS.B, 29.49%, 11/17/24 . 573 582
991105286.UG.FTS.B, 29.49%, 11/17/24 . 969 (41)
991108596.UG.FTS.B, 29.49%, 11/17/24 . 647 (38)
991123383.UG.FTS.B, 29.49%, 11/17/24 . 329 336
991125316.UG.FTS.B, 29.49%, 11/17/24 . 1,157 1,171
991128494.UG.FTS.B, 29.49%, 11/17/24 . 395 401
991134880.UG.FTS.B, 29.49%, 11/17/24 . 1,208 1,199
991136525.UG.FTS.B, 29.49%, 11/17/24 . 93 93
991151011.UG.FTS.B, 29.49%, 11/17/24 .. 520 349
991152635.UG.FTS.B, 29.49%, 11/17/24 . 661 663
991155141.UG.FTS.B, 29.49%, 11/17/24 . 286 283
991155329.UG.FTS.B, 29.49%, 11/17/24 . 225 224
991157780.UG.FTS.B, 29.49%, 11/17/24 . 139 33
991200202.UG.FTS.B, 29.49%, 11/17/24 . 453 300
991207072.UG.FTS.B, 29.49%, 11/17/24 . 99 99
991220952.UG.FTS.B, 29.49%, 11/17/24 . 128 128
991222595.UG.FTS.B, 29.49%, 11/17/24 . 25 25
991237364.UG.FTS.B, 29.49%, 11/17/24 . 172 172
991242720.UG.FTS.B, 29.49%, 11/17/24 . 189 189
991255333.UG.FTS.B, 29.49%, 11/17/24 . 167 167
991260308.UG.FTS.B, 29.49%, 11/17/24 . 137 136
991269461.UG.FTS.B, 29.49%, 11/17/24 . 854 855
991275005.UG.FTS.B, 29.49%, 11/17/24 . 849 849
991080396.UG.FTS.B, Zero Cpn, 11/18/24 76 5
991085055.UG.FTS.B, Zero Cpn, 11/18/24 239 17
991092595.UG.FTS.B, Zero Cpn, 11/18/24 1,456 101
991257738.UG.FTS.B, Zero Cpn, 11/18/24 107 7
991267458.UG.FTS.B, Zero Cpn, 11/18/24 138 9
991085150.UG.FTS.B, 18.97%, 11/18/24 . 371 367
991218211.UG.FTS.B, 18.97%, 11/18/24 . 1,377 1,342
991223029.UG.FTS.B, 18.97%, 11/18/24 . – –
991075410.UG.FTS.B, 19.21%, 11/18/24 . 7 7
991076070.UG.FTS.B, 19.21%, 11/18/24 . 476 470
991096721.UG.FTS.B, 19.21%, 11/18/24 . 264 262
991144974.UG.FTS.B, 19.21%, 11/18/24 . 244 242
991236091.UG.FTS.B, 19.21%, 11/18/24 . 94 93
991076327.UG.FTS.B, 19.8%, 11/18/24 .. 811 804
991224037.UG.FTS.B, 19.8%, 11/18/24 .. 516 508
991231361.UG.FTS.B, 19.8%, 11/18/24 .. 160 158
991238529.UG.FTS.B, 19.8%, 11/18/24 .. 1,892 1,858
991266262.UG.FTS.B, 19.8%, 11/18/24 .. 1,305 91
991271638.UG.FTS.B, 19.8%, 11/18/24 .. 119 118
991068853.UG.FTS.B, 19.99%, 11/18/24 . 492 491
991069918.UG.FTS.B, 19.99%, 11/18/24 . 488 489
991139772.UG.FTS.B, 19.99%, 11/18/24 . 105 105
991098176.UG.FTS.B, 20.46%, 11/18/24 . 472 33
991121705.UG.FTS.B, 20.46%, 11/18/24 . 391 387
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991161633.UG.FTS.B, 20.46%, 11/18/24 . $ 123 $ 3
991253040.UG.FTS.B, 20.46%, 11/18/24 . 235 233
991069159.UG.FTS.B, 20.97%, 11/18/24 . 199 198
991081741.UG.FTS.B, 20.97%, 11/18/24 . 385 380
991099861.UG.FTS.B, 20.97%, 11/18/24 . 281 278
991105387.UG.FTS.B, 20.97%, 11/18/24 . 561 554
991139545.UG.FTS.B, 20.97%, 11/18/24 . 49 49
991187853.UG.FTS.B, 20.97%, 11/18/24 . 174 171
991070225.UG.FTS.B, 21.46%, 11/18/24 . 49 7
991076711.UG.FTS.B, 21.46%, 11/18/24 . 612 605
991077296.UG.FTS.B, 21.46%, 11/18/24 . 27 27
991080037.UG.FTS.B, 21.46%, 11/18/24 . 1,263 1,244
991087476.UG.FTS.B, 21.46%, 11/18/24 . 460 455
991123966.UG.FTS.B, 21.46%, 11/18/24 . 498 61
991148797.UG.FTS.B, 21.46%, 11/18/24 . 568 562
991168160.UG.FTS.B, 21.46%, 11/18/24 . 314 309
991216620.UG.FTS.B, 21.46%, 11/18/24 . 156 154
991241045.UG.FTS.B, 21.46%, 11/18/24 . 70 69
991217130.UG.FTS.B, 21.97%, 11/18/24 . 103 102
991258967.UG.FTS.B, 21.97%, 11/18/24 . 416 407
991272076.UG.FTS.B, 21.97%, 11/18/24 . 9 9
991112148.UG.FTS.B, 21.98%, 11/18/24 .. 229 225
991131564.UG.FTS.B, 21.98%, 11/18/24 . 816 807
991134666.UG.FTS.B, 21.98%, 11/18/24 . 765 757
991154395.UG.FTS.B, 21.98%, 11/18/24 . 372 368
991164518.UG.FTS.B, 22.97%, 11/18/24 . 36 36
991256526.UG.FTS.B, 22.97%, 11/18/24 . 125 122
991070388.UG.FTS.B, 23.95%, 11/18/24 . 217 211
991083760.UG.FTS.B, 23.95%, 11/18/24 . 401 394
991104120.UG.FTS.B, 23.95%, 11/18/24 . 727 709
991164077.UG.FTS.B, 23.95%, 11/18/24 . 93 91
991068855.UG.FTS.B, 25.94%, 11/18/24 . 243 230
991142510.UG.FTS.B, 25.94%, 11/18/24 . 381 375
991069413.UG.FTS.B, 25.95%, 11/18/24 . 221 218
991074289.UG.FTS.B, 25.95%, 11/18/24 . 768 94
991076971.UG.FTS.B, 25.95%, 11/18/24 . 751 741
991125353.UG.FTS.B, 25.95%, 11/18/24 . 20 20
991198800.UG.FTS.B, 25.95%, 11/18/24 . 28 28
991253923.UG.FTS.B, 25.95%, 11/18/24 . 377 368
991069054.UG.FTS.B, 26.94%, 11/18/24 . 625 613
991120025.UG.FTS.B, 26.94%, 11/18/24 . 938 920
991257896.UG.FTS.B, 26.94%, 11/18/24 . 740 720
991068866.UG.FTS.B, 27.99%, 11/18/24 . 3,362 3,369
991273366.UG.FTS.B, 27.99%, 11/18/24 . – –
991070331.UG.FTS.B, 28.98%, 11/18/24 . 213 215
991070598.UG.FTS.B, 28.98%, 11/18/24 . 987 982
991071737.UG.FTS.B, 28.98%, 11/18/24 . 461 467
991075517.UG.FTS.B, 28.98%, 11/18/24 . 102 101
991077563.UG.FTS.B, 28.98%, 11/18/24 . 24 24
991082652.UG.FTS.B, 28.98%, 11/18/24 . – –
991085878.UG.FTS.B, 28.98%, 11/18/24 . 225 229
991091599.UG.FTS.B, 28.98%, 11/18/24 . 166 168
991092153.UG.FTS.B, 28.98%, 11/18/24 . 137 139
991097338.UG.FTS.B, 28.98%, 11/18/24 . 96 98
991104356.UG.FTS.B, 28.98%, 11/18/24 . 10 10
991104647.UG.FTS.B, 28.98%, 11/18/24 . 578 576
991105241.UG.FTS.B, 28.98%, 11/18/24 . 386 378
991113097.UG.FTS.B, 28.98%, 11/18/24 .. 192 193

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991115818.UG.FTS.B, 28.98%, 11/18/24 .. $ 107 $ 107
991117034.UG.FTS.B, 28.98%, 11/18/24 .. 563 571
991120450.UG.FTS.B, 28.98%, 11/18/24 . 2,549 171
991121961.UG.FTS.B, 28.98%, 11/18/24 . 47 47
991137465.UG.FTS.B, 28.98%, 11/18/24 . 111 110
991138076.UG.FTS.B, 28.98%, 11/18/24 . 549 546
991144168.UG.FTS.B, 28.98%, 11/18/24 . 144 10
991144216.UG.FTS.B, 28.98%, 11/18/24 . 31 31
991148076.UG.FTS.B, 28.98%, 11/18/24 . 199 201
991177357.UG.FTS.B, 28.98%, 11/18/24 . 463 57
991183993.UG.FTS.B, 28.98%, 11/18/24 . 1,015 1,030
991203060.UG.FTS.B, 28.98%, 11/18/24 . 158 156
991225745.UG.FTS.B, 28.98%, 11/18/24 . 169 169
991233679.UG.FTS.B, 28.98%, 11/18/24 . 314 311
991248335.UG.FTS.B, 28.98%, 11/18/24 . 138 137
991248592.UG.FTS.B, 28.98%, 11/18/24 . 214 212
991249319.UG.FTS.B, 28.98%, 11/18/24 . 66 66
991255587.UG.FTS.B, 28.98%, 11/18/24 . 474 472
991256863.UG.FTS.B, 28.98%, 11/18/24 . 149 149
991259091.UG.FTS.B, 28.98%, 11/18/24 . 358 357
991265478.UG.FTS.B, 28.98%, 11/18/24 . 281 282
991266829.UG.FTS.B, 28.98%, 11/18/24 . 2,055 2,049
991266958.UG.FTS.B, 28.98%, 11/18/24 . 231 232
991268787.UG.FTS.B, 28.98%, 11/18/24 . 908 889
991274554.UG.FTS.B, 28.98%, 11/18/24 . 599 599
991275662.UG.FTS.B, 28.98%, 11/18/24 . 717 712
991279616.UG.FTS.B, 28.98%, 11/18/24 . 35 35
991285759.UG.FTS.B, 28.98%, 11/18/24 . 463 464
991068752.UG.FTS.B, 29.49%, 11/18/24 . 136 (6)
991070037.UG.FTS.B, 29.49%, 11/18/24 . 345 342
991070972.UG.FTS.B, 29.49%, 11/18/24 . 250 33
991071642.UG.FTS.B, 29.49%, 11/18/24 . 88 89
991071681.UG.FTS.B, 29.49%, 11/18/24 . 26 25
991077410.UG.FTS.B, 29.49%, 11/18/24 . 579 578
991078201.UG.FTS.B, 29.49%, 11/18/24 . 218 221
991079864.UG.FTS.B, 29.49%, 11/18/24 . 573 559
991081828.UG.FTS.B, 29.49%, 11/18/24 . 467 459
991083550.UG.FTS.B, 29.49%, 11/18/24 . 585 598
991086279.UG.FTS.B, 29.49%, 11/18/24 . 1 –
991086378.UG.FTS.B, 29.49%, 11/18/24 . 192 195
991092822.UG.FTS.B, 29.49%, 11/18/24 . 147 145
991092908.UG.FTS.B, 29.49%, 11/18/24 . 1,511 1,539
991094588.UG.FTS.B, 29.49%, 11/18/24 . 590 600
991095845.UG.FTS.B, 29.49%, 11/18/24 . 302 300
991095847.UG.FTS.B, 29.49%, 11/18/24 . 506 67
991103237.UG.FTS.B, 29.49%, 11/18/24 . 3 3
991105247.UG.FTS.B, 29.49%, 11/18/24 . 197 201
991112355.UG.FTS.B, 29.49%, 11/18/24 .. 1,289 861
991113925.UG.FTS.B, 29.49%, 11/18/24 .. 323 322
991114408.UG.FTS.B, 29.49%, 11/18/24 .. – –
991123315.UG.FTS.B, 29.49%, 11/18/24 . 249 253
991123662.UG.FTS.B, 29.49%, 11/18/24 . 64 63
991123768.UG.FTS.B, 29.49%, 11/18/24 . 140 140
991129264.UG.FTS.B, 29.49%, 11/18/24 . 210 145
991130163.UG.FTS.B, 29.49%, 11/18/24 . 47 47
991136853.UG.FTS.B, 29.49%, 11/18/24 . 501 500
991138306.UG.FTS.B, 29.49%, 11/18/24 . 270 274
991149128.UG.FTS.B, 29.49%, 11/18/24 . 555 551
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991154165.UG.FTS.B, 29.49%, 11/18/24 . $ 60 $ 60
991160678.UG.FTS.B, 29.49%, 11/18/24 . 211 212
991162312.UG.FTS.B, 29.49%, 11/18/24 . 203 197
991174286.UG.FTS.B, 29.49%, 11/18/24 . 33 (1)
991175320.UG.FTS.B, 29.49%, 11/18/24 . 117 116
991175491.UG.FTS.B, 29.49%, 11/18/24 . 90 90
991190143.UG.FTS.B, 29.49%, 11/18/24 . 94 94
991195198.UG.FTS.B, 29.49%, 11/18/24 . 189 189
991201579.UG.FTS.B, 29.49%, 11/18/24 . 346 342
991204138.UG.FTS.B, 29.49%, 11/18/24 . – –
991204250.UG.FTS.B, 29.49%, 11/18/24 . 289 289
991205352.UG.FTS.B, 29.49%, 11/18/24 . 480 481
991213925.UG.FTS.B, 29.49%, 11/18/24 . 13 12
991222559.UG.FTS.B, 29.49%, 11/18/24 . 245 245
991225501.UG.FTS.B, 29.49%, 11/18/24 . 222 222
991232899.UG.FTS.B, 29.49%, 11/18/24 . 581 577
991233241.UG.FTS.B, 29.49%, 11/18/24 . 212 213
991236920.UG.FTS.B, 29.49%, 11/18/24 . 188 185
991242160.UG.FTS.B, 29.49%, 11/18/24 . 423 424
991250623.UG.FTS.B, 29.49%, 11/18/24 . 155 155
991253050.UG.FTS.B, 29.49%, 11/18/24 . 226 223
991261895.UG.FTS.B, 29.49%, 11/18/24 . 134 135
991264341.UG.FTS.B, 29.49%, 11/18/24 . 399 398
991265141.UG.FTS.B, 29.49%, 11/18/24 . 6 6
991265966.UG.FTS.B, 29.49%, 11/18/24 . 94 7
991270692.UG.FTS.B, 29.49%, 11/18/24 . 246 31
991270942.UG.FTS.B, 29.49%, 11/18/24 . 521 521
991270949.UG.FTS.B, 29.49%, 11/18/24 . 82 83
991273989.UG.FTS.B, 29.49%, 11/18/24 . 1,174 1,176
991274008.UG.FTS.B, 29.49%, 11/18/24 . 10 10
991277439.UG.FTS.B, 29.49%, 11/18/24 . 515 507
991285349.UG.FTS.B, 29.49%, 11/18/24 . 114 112
991285965.UG.FTS.B, 29.49%, 11/18/24 . 4,600 564
991286648.UG.FTS.B, 29.49%, 11/18/24 . 194 194
991286703.UG.FTS.B, 29.49%, 11/18/24 . – –
991086523.UG.FTS.B, Zero Cpn, 11/19/24 993 68
991097677.UG.FTS.B, Zero Cpn, 11/19/24 267 18
991111844.UG.FTS.B, Zero Cpn, 11/19/24 48 3
991112976.UG.FTS.B, Zero Cpn, 11/19/24 144 10
991120524.UG.FTS.B, Zero Cpn, 11/19/24 1,769 122
991126799.UG.FTS.B, Zero Cpn, 11/19/24 460 32
991129529.UG.FTS.B, Zero Cpn, 11/19/24 175 12
991157383.UG.FTS.B, Zero Cpn, 11/19/24 – –
991159743.UG.FTS.B, Zero Cpn, 11/19/24 70 5
991292447.UG.FTS.B, Zero Cpn, 11/19/24 144 10
991082590.UG.FTS.B, 18.97%, 11/19/24 . 3,533 3,504
991110204.UG.FTS.B, 18.97%, 11/19/24 .. 709 701
991111651.UG.FTS.B, 18.97%, 11/19/24 .. 358 355
991126405.UG.FTS.B, 18.97%, 11/19/24 . 504 500
991204031.UG.FTS.B, 18.97%, 11/19/24 . 397 394
991224732.UG.FTS.B, 18.97%, 11/19/24 . 1,502 1,490
991262913.UG.FTS.B, 18.97%, 11/19/24 . 228 157
991266466.UG.FTS.B, 18.97%, 11/19/24 . 750 739
991086533.UG.FTS.B, 19.21%, 11/19/24 . 389 385
991088805.UG.FTS.B, 19.21%, 11/19/24 . 552 543
991136802.UG.FTS.B, 19.21%, 11/19/24 . 100 99
991150918.UG.FTS.B, 19.21%, 11/19/24 . 449 446
991183100.UG.FTS.B, 19.21%, 11/19/24 . 140 138

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991266696.UG.FTS.B, 19.21%, 11/19/24 . $ 413 $ 406
991079478.UG.FTS.B, 19.8%, 11/19/24 .. 306 304
991081336.UG.FTS.B, 19.8%, 11/19/24 .. 331 328
991082732.UG.FTS.B, 19.8%, 11/19/24 .. 6,460 6,353
991086704.UG.FTS.B, 19.8%, 11/19/24 .. 198 196
991098979.UG.FTS.B, 19.8%, 11/19/24 .. 585 580
991115770.UG.FTS.B, 19.8%, 11/19/24 ... 88 87
991120579.UG.FTS.B, 19.8%, 11/19/24 .. 379 376
991130913.UG.FTS.B, 19.8%, 11/19/24 .. 573 565
991224491.UG.FTS.B, 19.8%, 11/19/24 .. 603 598
991227461.UG.FTS.B, 19.8%, 11/19/24 .. 306 303
991266414.UG.FTS.B, 19.8%, 11/19/24 .. 410 404
991077647.UG.FTS.B, 19.99%, 11/19/24 . 180 183
991081249.UG.FTS.B, 19.99%, 11/19/24 . 135 137
991087313.UG.FTS.B, 19.99%, 11/19/24 . 1,907 1,937
991105555.UG.FTS.B, 19.99%, 11/19/24 . 241 245
991120422.UG.FTS.B, 19.99%, 11/19/24 . 304 309
991126671.UG.FTS.B, 19.99%, 11/19/24 . 105 107
991132221.UG.FTS.B, 19.99%, 11/19/24 . 1,206 1,224
991139749.UG.FTS.B, 19.99%, 11/19/24 . 211 210
991141300.UG.FTS.B, 19.99%, 11/19/24 . 536 533
991145420.UG.FTS.B, 19.99%, 11/19/24 . 50 –
991146347.UG.FTS.B, 19.99%, 11/19/24 . 320 325
991147575.UG.FTS.B, 19.99%, 11/19/24 . 1,903 (1)
991188678.UG.FTS.B, 19.99%, 11/19/24 . 379 385
991192150.UG.FTS.B, 19.99%, 11/19/24 . 46 46
991213128.UG.FTS.B, 19.99%, 11/19/24 . 57 57
991245325.UG.FTS.B, 19.99%, 11/19/24 . 123 124
991252730.UG.FTS.B, 19.99%, 11/19/24 . 18 18
991255001.UG.FTS.B, 19.99%, 11/19/24 . 44 44
991260615.UG.FTS.B, 19.99%, 11/19/24 . 254 254
991266050.UG.FTS.B, 19.99%, 11/19/24 . 118 115
991085469.UG.FTS.B, 20.46%, 11/19/24 . 2,327 2,293
991090200.UG.FTS.B, 20.46%, 11/19/24 . 454 449
991102726.UG.FTS.B, 20.46%, 11/19/24 . 357 353
991109524.UG.FTS.B, 20.46%, 11/19/24 . 521 515
991207328.UG.FTS.B, 20.46%, 11/19/24 . 261 19
991247033.UG.FTS.B, 20.46%, 11/19/24 . 752 739
991263847.UG.FTS.B, 20.46%, 11/19/24 . 161 159
991077809.UG.FTS.B, 20.97%, 11/19/24 . 2,378 1,491
991086163.UG.FTS.B, 20.97%, 11/19/24 . 1,298 1,274
991087156.UG.FTS.B, 20.97%, 11/19/24 . 1,302 1,290
991183459.UG.FTS.B, 20.97%, 11/19/24 . 760 753
991269259.UG.FTS.B, 20.97%, 11/19/24 . 1,052 1,033
991084979.UG.FTS.B, 21.46%, 11/19/24 . 181 179
991092934.UG.FTS.B, 21.46%, 11/19/24 . 614 74
991094516.UG.FTS.B, 21.46%, 11/19/24 . – –
991100598.UG.FTS.B, 21.46%, 11/19/24 . 65 64
991106686.UG.FTS.B, 21.46%, 11/19/24 . 110 109
991225627.UG.FTS.B, 21.46%, 11/19/24 . 228 225
991268376.UG.FTS.B, 21.46%, 11/19/24 . 352 344
991084861.UG.FTS.B, 21.97%, 11/19/24 . 60 59
991115744.UG.FTS.B, 21.97%, 11/19/24 .. 193 189
991078051.UG.FTS.B, 21.98%, 11/19/24 . 330 327
991098075.UG.FTS.B, 21.98%, 11/19/24 . 385 380
991105577.UG.FTS.B, 21.98%, 11/19/24 . 153 151
991129402.UG.FTS.B, 21.98%, 11/19/24 . 537 529
991204148.UG.FTS.B, 21.98%, 11/19/24 . 116 115
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991293290.UG.FTS.B, 21.98%, 11/19/24 . $ 12 $ 12
991079026.UG.FTS.B, 22.97%, 11/19/24 . 1,003 986
991236066.UG.FTS.B, 22.97%, 11/19/24 . 172 168
991078332.UG.FTS.B, 25.95%, 11/19/24 . 240 160
991096749.UG.FTS.B, 27.99%, 11/19/24 . 47 47
991135675.UG.FTS.B, 27.99%, 11/19/24 . 708 716
991176871.UG.FTS.B, 27.99%, 11/19/24 . 446 95
991184596.UG.FTS.B, 27.99%, 11/19/24 . 780 792
991241992.UG.FTS.B, 27.99%, 11/19/24 . 48 48
991283925.UG.FTS.B, 27.99%, 11/19/24 . 536 535
991077910.UG.FTS.B, 28.98%, 11/19/24 . 510 517
991078286.UG.FTS.B, 28.98%, 11/19/24 . 14 14
991078717.UG.FTS.B, 28.98%, 11/19/24 . 2,098 2,115
991079074.UG.FTS.B, 28.98%, 11/19/24 . 627 636
991079330.UG.FTS.B, 28.98%, 11/19/24 . 387 389
991079346.UG.FTS.B, 28.98%, 11/19/24 . 122 122
991079572.UG.FTS.B, 28.98%, 11/19/24 . 8 8
991079861.UG.FTS.B, 28.98%, 11/19/24 . 209 200
991080093.UG.FTS.B, 28.98%, 11/19/24 . 110 112
991080486.UG.FTS.B, 28.98%, 11/19/24 . 75 75
991080857.UG.FTS.B, 28.98%, 11/19/24 . 4,357 4,424
991081123.UG.FTS.B, 28.98%, 11/19/24 . 792 804
991082502.UG.FTS.B, 28.98%, 11/19/24 . 321 326
991082585.UG.FTS.B, 28.98%, 11/19/24 . 33 33
991082881.UG.FTS.B, 28.98%, 11/19/24 . 44 44
991084445.UG.FTS.B, 28.98%, 11/19/24 . 378 378
991085926.UG.FTS.B, 28.98%, 11/19/24 . 1 1
991086365.UG.FTS.B, 28.98%, 11/19/24 . 70 70
991086895.UG.FTS.B, 28.98%, 11/19/24 . 341 (15)
991086970.UG.FTS.B, 28.98%, 11/19/24 . 1,265 1,260
991087100.UG.FTS.B, 28.98%, 11/19/24 . 158 160
991087646.UG.FTS.B, 28.98%, 11/19/24 . 534 541
991088048.UG.FTS.B, 28.98%, 11/19/24 . 1,021 673
991089356.UG.FTS.B, 28.98%, 11/19/24 . 128 123
991089448.UG.FTS.B, 28.98%, 11/19/24 . 447 454
991091771.UG.FTS.B, 28.98%, 11/19/24 . 93 93
991092094.UG.FTS.B, 28.98%, 11/19/24 . 1,225 1,243
991092246.UG.FTS.B, 28.98%, 11/19/24 . 99 100
991092718.UG.FTS.B, 28.98%, 11/19/24 . 41 41
991093210.UG.FTS.B, 28.98%, 11/19/24 . 158 161
991094159.UG.FTS.B, 28.98%, 11/19/24 . 298 300
991094660.UG.FTS.B, 28.98%, 11/19/24 . 74 74
991095778.UG.FTS.B, 28.98%, 11/19/24 . 8 8
991096255.UG.FTS.B, 28.98%, 11/19/24 . 529 537
991096387.UG.FTS.B, 28.98%, 11/19/24 . 734 502
991096689.UG.FTS.B, 28.98%, 11/19/24 . 9 9
991096806.UG.FTS.B, 28.98%, 11/19/24 . 1,866 238
991097573.UG.FTS.B, 28.98%, 11/19/24 . 78 77
991097697.UG.FTS.B, 28.98%, 11/19/24 . 172 171
991097773.UG.FTS.B, 28.98%, 11/19/24 . 332 337
991097893.UG.FTS.B, 28.98%, 11/19/24 . 341 339
991098068.UG.FTS.B, 28.98%, 11/19/24 . 152 154
991098218.UG.FTS.B, 28.98%, 11/19/24 . 144 146
991098231.UG.FTS.B, 28.98%, 11/19/24 . 35 30
991098462.UG.FTS.B, 28.98%, 11/19/24 . 418 424
991101044.UG.FTS.B, 28.98%, 11/19/24 . 250 253
991101178.UG.FTS.B, 28.98%, 11/19/24 .. 153 156
991102831.UG.FTS.B, 28.98%, 11/19/24 . 440 446

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991103136.UG.FTS.B, 28.98%, 11/19/24 . $ 27 $ 27
991103262.UG.FTS.B, 28.98%, 11/19/24 . 360 360
991103976.UG.FTS.B, 28.98%, 11/19/24 . 744 755
991104468.UG.FTS.B, 28.98%, 11/19/24 . 3,647 3,699
991104595.UG.FTS.B, 28.98%, 11/19/24 . 81 81
991105346.UG.FTS.B, 28.98%, 11/19/24 . 295 297
991105565.UG.FTS.B, 28.98%, 11/19/24 . 194 192
991106009.UG.FTS.B, 28.98%, 11/19/24 . – –
991106293.UG.FTS.B, 28.98%, 11/19/24 . 263 267
991107342.UG.FTS.B, 28.98%, 11/19/24 . 244 246
991107864.UG.FTS.B, 28.98%, 11/19/24 . 180 180
991108611.UG.FTS.B, 28.98%, 11/19/24 .. 166 168
991108896.UG.FTS.B, 28.98%, 11/19/24 . 348 349
991109351.UG.FTS.B, 28.98%, 11/19/24 . 53 53
991109551.UG.FTS.B, 28.98%, 11/19/24 . 1,313 1,321
991110326.UG.FTS.B, 28.98%, 11/19/24 .. 1,809 1,830
991110570.UG.FTS.B, 28.98%, 11/19/24 .. 138 140
991110695.UG.FTS.B, 28.98%, 11/19/24 .. 629 636
991111244.UG.FTS.B, 28.98%, 11/19/24 .. – –
991111890.UG.FTS.B, 28.98%, 11/19/24 .. 104 105
991113123.UG.FTS.B, 28.98%, 11/19/24 .. 106 (6)
991113138.UG.FTS.B, 28.98%, 11/19/24 .. 73 74
991113314.UG.FTS.B, 28.98%, 11/19/24 .. 86 85
991113372.UG.FTS.B, 28.98%, 11/19/24 .. 396 402
991114496.UG.FTS.B, 28.98%, 11/19/24 .. 133 135
991114522.UG.FTS.B, 28.98%, 11/19/24 .. 463 470
991114717.UG.FTS.B, 28.98%, 11/19/24 .. 138 140
991114743.UG.FTS.B, 28.98%, 11/19/24 .. 90 12
991115278.UG.FTS.B, 28.98%, 11/19/24 .. 656 655
991117632.UG.FTS.B, 28.98%, 11/19/24 .. 1,085 1,076
991118407.UG.FTS.B, 28.98%, 11/19/24 .. 556 558
991118752.UG.FTS.B, 28.98%, 11/19/24 .. 793 103
991119502.UG.FTS.B, 28.98%, 11/19/24 .. 789 800
991119530.UG.FTS.B, 28.98%, 11/19/24 .. 536 539
991120001.UG.FTS.B, 28.98%, 11/19/24 . 416 419
991121740.UG.FTS.B, 28.98%, 11/19/24 . 144 145
991122095.UG.FTS.B, 28.98%, 11/19/24 . 380 383
991122280.UG.FTS.B, 28.98%, 11/19/24 . 139 140
991123035.UG.FTS.B, 28.98%, 11/19/24 . 41 41
991123471.UG.FTS.B, 28.98%, 11/19/24 . 175 175
991124198.UG.FTS.B, 28.98%, 11/19/24 . 376 381
991125441.UG.FTS.B, 28.98%, 11/19/24 . 840 853
991127107.UG.FTS.B, 28.98%, 11/19/24 . 236 240
991129216.UG.FTS.B, 28.98%, 11/19/24 . 16 16
991129484.UG.FTS.B, 28.98%, 11/19/24 . 64 9
991132767.UG.FTS.B, 28.98%, 11/19/24 . 182 183
991132858.UG.FTS.B, 28.98%, 11/19/24 . 87 89
991132991.UG.FTS.B, 28.98%, 11/19/24 . 201 204
991134220.UG.FTS.B, 28.98%, 11/19/24 . 157 160
991135049.UG.FTS.B, 28.98%, 11/19/24 . 114 115
991136717.UG.FTS.B, 28.98%, 11/19/24 . 1,148 1,159
991138625.UG.FTS.B, 28.98%, 11/19/24 . 799 810
991139458.UG.FTS.B, 28.98%, 11/19/24 . 224 227
991139741.UG.FTS.B, 28.98%, 11/19/24 . 388 392
991139852.UG.FTS.B, 28.98%, 11/19/24 . 39 39
991140740.UG.FTS.B, 28.98%, 11/19/24 . 271 269
991140959.UG.FTS.B, 28.98%, 11/19/24 . 750 752
991141321.UG.FTS.B, 28.98%, 11/19/24 . 239 243
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991141961.UG.FTS.B, 28.98%, 11/19/24 . $ 1,214 $ 1,231
991144190.UG.FTS.B, 28.98%, 11/19/24 . 450 456
991144684.UG.FTS.B, 28.98%, 11/19/24 . 348 353
991146431.UG.FTS.B, 28.98%, 11/19/24 . 93 94
991148491.UG.FTS.B, 28.98%, 11/19/24 . 628 637
991149756.UG.FTS.B, 28.98%, 11/19/24 . 46 45
991150021.UG.FTS.B, 28.98%, 11/19/24 . 137 139
991150543.UG.FTS.B, 28.98%, 11/19/24 . 417 423
991151934.UG.FTS.B, 28.98%, 11/19/24 . – –
991156614.UG.FTS.B, 28.98%, 11/19/24 . 791 792
991158513.UG.FTS.B, 28.98%, 11/19/24 . 49 4
991160191.UG.FTS.B, 28.98%, 11/19/24 . 113 114
991161065.UG.FTS.B, 28.98%, 11/19/24 . 658 656
991161863.UG.FTS.B, 28.98%, 11/19/24 . 68 69
991162376.UG.FTS.B, 28.98%, 11/19/24 . 121 121
991162623.UG.FTS.B, 28.98%, 11/19/24 . 39 39
991164721.UG.FTS.B, 28.98%, 11/19/24 . 245 246
991165438.UG.FTS.B, 28.98%, 11/19/24 . 8 8
991165953.UG.FTS.B, 28.98%, 11/19/24 . 23 23
991166387.UG.FTS.B, 28.98%, 11/19/24 . 90 91
991166443.UG.FTS.B, 28.98%, 11/19/24 . 75 76
991169759.UG.FTS.B, 28.98%, 11/19/24 . 2,111 2,142
991170771.UG.FTS.B, 28.98%, 11/19/24 . 252 255
991173637.UG.FTS.B, 28.98%, 11/19/24 . 75 76
991175295.UG.FTS.B, 28.98%, 11/19/24 . 1,719 1,693
991176399.UG.FTS.B, 28.98%, 11/19/24 . 313 318
991177020.UG.FTS.B, 28.98%, 11/19/24 . 350 350
991180832.UG.FTS.B, 28.98%, 11/19/24 . 111 113
991181040.UG.FTS.B, 28.98%, 11/19/24 . 1,109 1,125
991183616.UG.FTS.B, 28.98%, 11/19/24 . 618 619
991183986.UG.FTS.B, 28.98%, 11/19/24 . – –
991185484.UG.FTS.B, 28.98%, 11/19/24 . 103 104
991187172.UG.FTS.B, 28.98%, 11/19/24 . 52 52
991188088.UG.FTS.B, 28.98%, 11/19/24 . 22 22
991188540.UG.FTS.B, 28.98%, 11/19/24 . 62 63
991190233.UG.FTS.B, 28.98%, 11/19/24 . 35 35
991195204.UG.FTS.B, 28.98%, 11/19/24 . 169 169
991196669.UG.FTS.B, 28.98%, 11/19/24 . 254 17
991200084.UG.FTS.B, 28.98%, 11/19/24 . 123 122
991211917.UG.FTS.B, 28.98%, 11/19/24 . 55 56
991212005.UG.FTS.B, 28.98%, 11/19/24 . 85 86
991213383.UG.FTS.B, 28.98%, 11/19/24 . 122 123
991213749.UG.FTS.B, 28.98%, 11/19/24 . 109 109
991215309.UG.FTS.B, 28.98%, 11/19/24 . 169 170
991215718.UG.FTS.B, 28.98%, 11/19/24 . 60 60
991217435.UG.FTS.B, 28.98%, 11/19/24 . 312 317
991218732.UG.FTS.B, 28.98%, 11/19/24 . 147 147
991222252.UG.FTS.B, 28.98%, 11/19/24 . 144 144
991222930.UG.FTS.B, 28.98%, 11/19/24 . 271 275
991224492.UG.FTS.B, 28.98%, 11/19/24 . 1,168 1,170
991225580.UG.FTS.B, 28.98%, 11/19/24 . 80 80
991230177.UG.FTS.B, 28.98%, 11/19/24 . 36 36
991231640.UG.FTS.B, 28.98%, 11/19/24 . 392 396
991237137.UG.FTS.B, 28.98%, 11/19/24 . 26 26
991245677.UG.FTS.B, 28.98%, 11/19/24 . 101 102
991247374.UG.FTS.B, 28.98%, 11/19/24 . 933 935
991251084.UG.FTS.B, 28.98%, 11/19/24 . 140 140
991254301.UG.FTS.B, 28.98%, 11/19/24 . 60 46

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991254971.UG.FTS.B, 28.98%, 11/19/24 . $ 2 $ 2
991259083.UG.FTS.B, 28.98%, 11/19/24 . 136 136
991259402.UG.FTS.B, 28.98%, 11/19/24 . 101 101
991260584.UG.FTS.B, 28.98%, 11/19/24 . 931 933
991263078.UG.FTS.B, 28.98%, 11/19/24 . 29 29
991264197.UG.FTS.B, 28.98%, 11/19/24 . 120 120
991265366.UG.FTS.B, 28.98%, 11/19/24 . 68 69
991266520.UG.FTS.B, 28.98%, 11/19/24 . 141 (5)
991267258.UG.FTS.B, 28.98%, 11/19/24 . 731 49
991267944.UG.FTS.B, 28.98%, 11/19/24 . 60 60
991267970.UG.FTS.B, 28.98%, 11/19/24 . 233 233
991268827.UG.FTS.B, 28.98%, 11/19/24 . 371 369
991269450.UG.FTS.B, 28.98%, 11/19/24 . 186 186
991269614.UG.FTS.B, 28.98%, 11/19/24 . 465 466
991270128.UG.FTS.B, 28.98%, 11/19/24 . 103 103
991272220.UG.FTS.B, 28.98%, 11/19/24 . 211 212
991274553.UG.FTS.B, 28.98%, 11/19/24 . 167 167
991275453.UG.FTS.B, 28.98%, 11/19/24 . 235 233
991276025.UG.FTS.B, 28.98%, 11/19/24 . 68 68
991276906.UG.FTS.B, 28.98%, 11/19/24 . 291 291
991281287.UG.FTS.B, 28.98%, 11/19/24 . – –
991285040.UG.FTS.B, 28.98%, 11/19/24 . 119 120
991285798.UG.FTS.B, 28.98%, 11/19/24 . 388 389
991285978.UG.FTS.B, 28.98%, 11/19/24 . 321 322
991287179.UG.FTS.B, 28.98%, 11/19/24 . 26 26
991288892.UG.FTS.B, 28.98%, 11/19/24 . 122 122
991291090.UG.FTS.B, 28.98%, 11/19/24 . 149 149
991077976.UG.FTS.B, 29.49%, 11/19/24 . 389 27
991079459.UG.FTS.B, 29.49%, 11/19/24 . 890 906
991079567.UG.FTS.B, 29.49%, 11/19/24 . 127 127
991080090.UG.FTS.B, 29.49%, 11/19/24 . 43 43
991080172.UG.FTS.B, 29.49%, 11/19/24 . 117 117
991080329.UG.FTS.B, 29.49%, 11/19/24 . 160 108
991080461.UG.FTS.B, 29.49%, 11/19/24 . 45 38
991080785.UG.FTS.B, 29.49%, 11/19/24 . 320 318
991081477.UG.FTS.B, 29.49%, 11/19/24 . 166 166
991081962.UG.FTS.B, 29.49%, 11/19/24 . 242 244
991082750.UG.FTS.B, 29.49%, 11/19/24 . 403 275
991083076.UG.FTS.B, 29.49%, 11/19/24 . 10 10
991083763.UG.FTS.B, 29.49%, 11/19/24 . 35 34
991083796.UG.FTS.B, 29.49%, 11/19/24 . 244 249
991083864.UG.FTS.B, 29.49%, 11/19/24 . 53 53
991083975.UG.FTS.B, 29.49%, 11/19/24 . 171 165
991084120.UG.FTS.B, 29.49%, 11/19/24 . 602 605
991084551.UG.FTS.B, 29.49%, 11/19/24 . 79 80
991084869.UG.FTS.B, 29.49%, 11/19/24 . 8 8
991085340.UG.FTS.B, 29.49%, 11/19/24 . 94 65
991085401.UG.FTS.B, 29.49%, 11/19/24 . 98 100
991085447.UG.FTS.B, 29.49%, 11/19/24 . 22 22
991085755.UG.FTS.B, 29.49%, 11/19/24 . 135 136
991086030.UG.FTS.B, 29.49%, 11/19/24 . 666 657
991086618.UG.FTS.B, 29.49%, 11/19/24 . 180 184
991086865.UG.FTS.B, 29.49%, 11/19/24 . 116 118
991086904.UG.FTS.B, 29.49%, 11/19/24 . 376 377
991087274.UG.FTS.B, 29.49%, 11/19/24 . 2,776 2,820
991088485.UG.FTS.B, 29.49%, 11/19/24 . 117 120
991088510.UG.FTS.B, 29.49%, 11/19/24 . 279 284
991088895.UG.FTS.B, 29.49%, 11/19/24 . 10 10
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991089471.UG.FTS.B, 29.49%, 11/19/24 . $ 327 $ 332
991091761.UG.FTS.B, 29.49%, 11/19/24 . 253 257
991091785.UG.FTS.B, 29.49%, 11/19/24 . 10 10
991091799.UG.FTS.B, 29.49%, 11/19/24 . 93 93
991096428.UG.FTS.B, 29.49%, 11/19/24 . 332 337
991096842.UG.FTS.B, 29.49%, 11/19/24 . 221 224
991096952.UG.FTS.B, 29.49%, 11/19/24 . 102 104
991097752.UG.FTS.B, 29.49%, 11/19/24 . 134 136
991098909.UG.FTS.B, 29.49%, 11/19/24 . 764 778
991099491.UG.FTS.B, 29.49%, 11/19/24 . 311 308
991099687.UG.FTS.B, 29.49%, 11/19/24 . 963 967
991100113.UG.FTS.B, 29.49%, 11/19/24 .. 160 163
991100252.UG.FTS.B, 29.49%, 11/19/24 . 172 170
991100307.UG.FTS.B, 29.49%, 11/19/24 . 60 60
991102485.UG.FTS.B, 29.49%, 11/19/24 . 1,658 210
991102829.UG.FTS.B, 29.49%, 11/19/24 . 170 162
991103399.UG.FTS.B, 29.49%, 11/19/24 . 13 13
991103770.UG.FTS.B, 29.49%, 11/19/24 . 149 150
991103901.UG.FTS.B, 29.49%, 11/19/24 . 428 435
991104178.UG.FTS.B, 29.49%, 11/19/24 . 1,865 1,894
991104280.UG.FTS.B, 29.49%, 11/19/24 . 162 162
991104410.UG.FTS.B, 29.49%, 11/19/24 . 1,026 1,034
991104747.UG.FTS.B, 29.49%, 11/19/24 . 34 6
991105424.UG.FTS.B, 29.49%, 11/19/24 . 221 217
991106337.UG.FTS.B, 29.49%, 11/19/24 . 216 221
991106684.UG.FTS.B, 29.49%, 11/19/24 . 214 218
991106913.UG.FTS.B, 29.49%, 11/19/24 . 184 13
991107545.UG.FTS.B, 29.49%, 11/19/24 . 1,232 1,254
991108108.UG.FTS.B, 29.49%, 11/19/24 . – –
991109379.UG.FTS.B, 29.49%, 11/19/24 . 382 384
991109457.UG.FTS.B, 29.49%, 11/19/24 . 359 366
991109475.UG.FTS.B, 29.49%, 11/19/24 . 180 183
991109638.UG.FTS.B, 29.49%, 11/19/24 . 185 187
991110257.UG.FTS.B, 29.49%, 11/19/24 .. 6 6
991110529.UG.FTS.B, 29.49%, 11/19/24 .. 266 271
991111418.UG.FTS.B, 29.49%, 11/19/24 .. 601 586
991113882.UG.FTS.B, 29.49%, 11/19/24 .. 298 289
991114314.UG.FTS.B, 29.49%, 11/19/24 .. 458 465
991114749.UG.FTS.B, 29.49%, 11/19/24 .. 521 528
991116419.UG.FTS.B, 29.49%, 11/19/24 .. 1 1
991121861.UG.FTS.B, 29.49%, 11/19/24 . 146 144
991122169.UG.FTS.B, 29.49%, 11/19/24 . 62 62
991122950.UG.FTS.B, 29.49%, 11/19/24 . 1,601 1,615
991123267.UG.FTS.B, 29.49%, 11/19/24 . 403 404
991123520.UG.FTS.B, 29.49%, 11/19/24 . 59 59
991123545.UG.FTS.B, 29.49%, 11/19/24 . 746 100
991125371.UG.FTS.B, 29.49%, 11/19/24 . 258 261
991125628.UG.FTS.B, 29.49%, 11/19/24 . 1,075 1,098
991126605.UG.FTS.B, 29.49%, 11/19/24 . – –
991127004.UG.FTS.B, 29.49%, 11/19/24 . 331 331
991128207.UG.FTS.B, 29.49%, 11/19/24 . 1,974 2,018
991128304.UG.FTS.B, 29.49%, 11/19/24 . 227 231
991128682.UG.FTS.B, 29.49%, 11/19/24 . 898 905
991129538.UG.FTS.B, 29.49%, 11/19/24 . – –
991130441.UG.FTS.B, 29.49%, 11/19/24 . 140 143
991130981.UG.FTS.B, 29.49%, 11/19/24 . 105 107
991131704.UG.FTS.B, 29.49%, 11/19/24 . 29 29
991133962.UG.FTS.B, 29.49%, 11/19/24 . 94 96

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991137718.UG.FTS.B, 29.49%, 11/19/24 . $ 250 $ 33
991138434.UG.FTS.B, 29.49%, 11/19/24 . 265 269
991138606.UG.FTS.B, 29.49%, 11/19/24 . 95 97
991139198.UG.FTS.B, 29.49%, 11/19/24 . 402 410
991139342.UG.FTS.B, 29.49%, 11/19/24 . – –
991139453.UG.FTS.B, 29.49%, 11/19/24 . 571 578
991141005.UG.FTS.B, 29.49%, 11/19/24 . 89 21
991145095.UG.FTS.B, 29.49%, 11/19/24 . 89 91
991145578.UG.FTS.B, 29.49%, 11/19/24 . 53 53
991146154.UG.FTS.B, 29.49%, 11/19/24 . 474 474
991148151.UG.FTS.B, 29.49%, 11/19/24 . 98 99
991149232.UG.FTS.B, 29.49%, 11/19/24 . 551 555
991149447.UG.FTS.B, 29.49%, 11/19/24 . 3,101 3,114
991149614.UG.FTS.B, 29.49%, 11/19/24 . 426 57
991149969.UG.FTS.B, 29.49%, 11/19/24 . 239 237
991150646.UG.FTS.B, 29.49%, 11/19/24 . 56 56
991151612.UG.FTS.B, 29.49%, 11/19/24 . 126 9
991152704.UG.FTS.B, 29.49%, 11/19/24 . 23 22
991153991.UG.FTS.B, 29.49%, 11/19/24 . 143 145
991154641.UG.FTS.B, 29.49%, 11/19/24 . 317 322
991155188.UG.FTS.B, 29.49%, 11/19/24 . 291 288
991155437.UG.FTS.B, 29.49%, 11/19/24 . 153 156
991156120.UG.FTS.B, 29.49%, 11/19/24 . 186 188
991157117.UG.FTS.B, 29.49%, 11/19/24 .. 228 230
991158169.UG.FTS.B, 29.49%, 11/19/24 . 9 9
991162533.UG.FTS.B, 29.49%, 11/19/24 . 483 481
991162684.UG.FTS.B, 29.49%, 11/19/24 . 50 50
991163170.UG.FTS.B, 29.49%, 11/19/24 . 101 101
991164584.UG.FTS.B, 29.49%, 11/19/24 . 59 5
991165135.UG.FTS.B, 29.49%, 11/19/24 . 265 (10)
991165290.UG.FTS.B, 29.49%, 11/19/24 . 134 (4)
991167820.UG.FTS.B, 29.49%, 11/19/24 . 312 317
991168037.UG.FTS.B, 29.49%, 11/19/24 . 223 224
991169345.UG.FTS.B, 29.49%, 11/19/24 . 236 238
991169822.UG.FTS.B, 29.49%, 11/19/24 . 821 829
991170256.UG.FTS.B, 29.49%, 11/19/24 . 158 159
991170350.UG.FTS.B, 29.49%, 11/19/24 . 38 38
991170624.UG.FTS.B, 29.49%, 11/19/24 . 1,103 (44)
991173735.UG.FTS.B, 29.49%, 11/19/24 . 299 299
991175544.UG.FTS.B, 29.49%, 11/19/24 . 32 32
991176843.UG.FTS.B, 29.49%, 11/19/24 . 1,724 1,746
991178061.UG.FTS.B, 29.49%, 11/19/24 . 296 301
991181294.UG.FTS.B, 29.49%, 11/19/24 . 65 65
991182291.UG.FTS.B, 29.49%, 11/19/24 . 493 502
991186425.UG.FTS.B, 29.49%, 11/19/24 . 243 243
991188417.UG.FTS.B, 29.49%, 11/19/24 . 86 87
991188709.UG.FTS.B, 29.49%, 11/19/24 . 249 255
991188840.UG.FTS.B, 29.49%, 11/19/24 . 148 148
991191696.UG.FTS.B, 29.49%, 11/19/24 . 327 332
991191984.UG.FTS.B, 29.49%, 11/19/24 . 254 259
991192286.UG.FTS.B, 29.49%, 11/19/24 . 725 721
991192507.UG.FTS.B, 29.49%, 11/19/24 . 63 63
991193402.UG.FTS.B, 29.49%, 11/19/24 . 71 72
991199250.UG.FTS.B, 29.49%, 11/19/24 . 123 9
991199808.UG.FTS.B, 29.49%, 11/19/24 . 25 25
991202249.UG.FTS.B, 29.49%, 11/19/24 . 33 33
991203023.UG.FTS.B, 29.49%, 11/19/24 . 64 9
991203206.UG.FTS.B, 29.49%, 11/19/24 . 33 13
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991206154.UG.FTS.B, 29.49%, 11/19/24 . $ 73 $ 73
991206586.UG.FTS.B, 29.49%, 11/19/24 . 203 204
991211016.UG.FTS.B, 29.49%, 11/19/24 . 212 214
991211138.UG.FTS.B, 29.49%, 11/19/24 .. 211 214
991215779.UG.FTS.B, 29.49%, 11/19/24 . 127 127
991216662.UG.FTS.B, 29.49%, 11/19/24 . 278 6
991216948.UG.FTS.B, 29.49%, 11/19/24 . 75 10
991216952.UG.FTS.B, 29.49%, 11/19/24 . 3,906 (159)
991219562.UG.FTS.B, 29.49%, 11/19/24 . 31 31
991221999.UG.FTS.B, 29.49%, 11/19/24 . 98 99
991223456.UG.FTS.B, 29.49%, 11/19/24 . 37 37
991225026.UG.FTS.B, 29.49%, 11/19/24 . 94 94
991225720.UG.FTS.B, 29.49%, 11/19/24 . 9 9
991227057.UG.FTS.B, 29.49%, 11/19/24 . 54 55
991229419.UG.FTS.B, 29.49%, 11/19/24 . 594 595
991232872.UG.FTS.B, 29.49%, 11/19/24 . 804 55
991239313.UG.FTS.B, 29.49%, 11/19/24 . 231 232
991242660.UG.FTS.B, 29.49%, 11/19/24 . 556 556
991242783.UG.FTS.B, 29.49%, 11/19/24 . 397 397
991243866.UG.FTS.B, 29.49%, 11/19/24 . 47 46
991247672.UG.FTS.B, 29.49%, 11/19/24 . 95 95
991250108.UG.FTS.B, 29.49%, 11/19/24 . 41 41
991254871.UG.FTS.B, 29.49%, 11/19/24 . 160 158
991256783.UG.FTS.B, 29.49%, 11/19/24 . 84 86
991257388.UG.FTS.B, 29.49%, 11/19/24 . 23 22
991258723.UG.FTS.B, 29.49%, 11/19/24 . 162 161
991258924.UG.FTS.B, 29.49%, 11/19/24 . 426 54
991259761.UG.FTS.B, 29.49%, 11/19/24 . 192 193
991259901.UG.FTS.B, 29.49%, 11/19/24 . – –
991259944.UG.FTS.B, 29.49%, 11/19/24 . 102 102
991260193.UG.FTS.B, 29.49%, 11/19/24 . 55 55
991260828.UG.FTS.B, 29.49%, 11/19/24 . 58 58
991261318.UG.FTS.B, 29.49%, 11/19/24 . 51 41
991261749.UG.FTS.B, 29.49%, 11/19/24 . 160 160
991264479.UG.FTS.B, 29.49%, 11/19/24 . 1 1
991267836.UG.FTS.B, 29.49%, 11/19/24 . 162 161
991268203.UG.FTS.B, 29.49%, 11/19/24 . 350 350
991268346.UG.FTS.B, 29.49%, 11/19/24 . 217 217
991269515.UG.FTS.B, 29.49%, 11/19/24 . 2,157 (88)
991269656.UG.FTS.B, 29.49%, 11/19/24 . 68 68
991269760.UG.FTS.B, 29.49%, 11/19/24 . 89 90
991269882.UG.FTS.B, 29.49%, 11/19/24 . 30 26
991270498.UG.FTS.B, 29.49%, 11/19/24 . 86 87
991274063.UG.FTS.B, 29.49%, 11/19/24 . 108 106
991275971.UG.FTS.B, 29.49%, 11/19/24 . 971 971
991277369.UG.FTS.B, 29.49%, 11/19/24 . 1,381 1,370
991278085.UG.FTS.B, 29.49%, 11/19/24 . 621 623
991278573.UG.FTS.B, 29.49%, 11/19/24 . 391 390
991279591.UG.FTS.B, 29.49%, 11/19/24 . 89 91
991279938.UG.FTS.B, 29.49%, 11/19/24 . 96 7
991280490.UG.FTS.B, 29.49%, 11/19/24 . 112 110
991280631.UG.FTS.B, 29.49%, 11/19/24 . 45 44
991284091.UG.FTS.B, 29.49%, 11/19/24 . 97 98
991285559.UG.FTS.B, 29.49%, 11/19/24 . 81 80
991285961.UG.FTS.B, 29.49%, 11/19/24 . 298 298
991288785.UG.FTS.B, 29.49%, 11/19/24 . 205 205
991290104.UG.FTS.B, 29.49%, 11/19/24 . 70 53
991290696.UG.FTS.B, 29.49%, 11/19/24 . 36 36

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991153663.UG.FTS.B, Zero Cpn, 11/20/24 $ 88 $ 6
991164426.UG.FTS.B, Zero Cpn, 11/20/24 917 62
991238069.UG.FTS.B, Zero Cpn, 11/20/24 246 17
991084491.UG.FTS.B, 18.97%, 11/20/24 . 255 254
991085637.UG.FTS.B, 18.97%, 11/20/24 . – –
991086006.UG.FTS.B, 18.97%, 11/20/24 . 729 724
991091001.UG.FTS.B, 18.97%, 11/20/24 . 564 559
991109789.UG.FTS.B, 18.97%, 11/20/24 . 224 223
991131248.UG.FTS.B, 18.97%, 11/20/24 . 349 346
991212667.UG.FTS.B, 18.97%, 11/20/24 . 1,494 1,480
991243987.UG.FTS.B, 18.97%, 11/20/24 . 5,249 5,175
991277364.UG.FTS.B, 18.97%, 11/20/24 . 1,875 1,848
991086328.UG.FTS.B, 19.21%, 11/20/24 . – –
991168973.UG.FTS.B, 19.21%, 11/20/24 . 299 296
991191415.UG.FTS.B, 19.21%, 11/20/24 . – –
991131525.UG.FTS.B, 19.8%, 11/20/24 .. – –
991138152.UG.FTS.B, 19.8%, 11/20/24 .. 406 401
991204096.UG.FTS.B, 19.8%, 11/20/24 .. 641 77
991204791.UG.FTS.B, 19.8%, 11/20/24 .. 136 135
991212992.UG.FTS.B, 19.8%, 11/20/24 .. 55 54
991224721.UG.FTS.B, 19.8%, 11/20/24 .. 435 428
991225567.UG.FTS.B, 19.8%, 11/20/24 .. 242 156
991267411.UG.FTS.B, 19.8%, 11/20/24 .. 242 238
991102000.UG.FTS.B, 19.99%, 11/20/24 . 419 426
991105915.UG.FTS.B, 19.99%, 11/20/24 . 190 193
991108309.UG.FTS.B, 19.99%, 11/20/24 . 287 279
991108487.UG.FTS.B, 19.99%, 11/20/24 . 354 355
991109636.UG.FTS.B, 19.99%, 11/20/24 . 132 133
991112938.UG.FTS.B, 19.99%, 11/20/24 .. 200 201
991138371.UG.FTS.B, 19.99%, 11/20/24 . – –
991140523.UG.FTS.B, 19.99%, 11/20/24 . 38 13
991158306.UG.FTS.B, 19.99%, 11/20/24 . 263 267
991171504.UG.FTS.B, 19.99%, 11/20/24 . 384 384
991175975.UG.FTS.B, 19.99%, 11/20/24 . 159 160
991181647.UG.FTS.B, 19.99%, 11/20/24 . 105 106
991188505.UG.FTS.B, 19.99%, 11/20/24 . 193 196
991210688.UG.FTS.B, 19.99%, 11/20/24 . 89 90
991218218.UG.FTS.B, 19.99%, 11/20/24 . 753 765
991223074.UG.FTS.B, 19.99%, 11/20/24 . 58 58
991235625.UG.FTS.B, 19.99%, 11/20/24 . 85 85
991237192.UG.FTS.B, 19.99%, 11/20/24 . 1,314 1,318
991263506.UG.FTS.B, 19.99%, 11/20/24 . 230 231
991263955.UG.FTS.B, 19.99%, 11/20/24 . 105 106
991273259.UG.FTS.B, 19.99%, 11/20/24 . 27 27
991084611.UG.FTS.B, 20.46%, 11/20/24 . 636 130
991085501.UG.FTS.B, 20.46%, 11/20/24 . 1,007 997
991100911.UG.FTS.B, 20.46%, 11/20/24 .. 448 444
991102814.UG.FTS.B, 20.46%, 11/20/24 . 225 223
991112817.UG.FTS.B, 20.46%, 11/20/24 .. 2,978 2,944
991125492.UG.FTS.B, 20.46%, 11/20/24 . 610 604
991160910.UG.FTS.B, 20.46%, 11/20/24 . 158 156
991172635.UG.FTS.B, 20.46%, 11/20/24 . 37 36
991204576.UG.FTS.B, 20.46%, 11/20/24 . 205 203
991101192.UG.FTS.B, 20.49%, 11/20/24 .. – –
991086581.UG.FTS.B, 20.97%, 11/20/24 . 51 10
991086619.UG.FTS.B, 20.97%, 11/20/24 . 4,164 4,091
991124519.UG.FTS.B, 20.97%, 11/20/24 . 847 831
991171843.UG.FTS.B, 20.97%, 11/20/24 . 149 148
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991293234.UG.FTS.B, 20.97%, 11/20/24 . $ 253 $ 248
991084630.UG.FTS.B, 21.46%, 11/20/24 . 1,185 85
991085535.UG.FTS.B, 21.46%, 11/20/24 . 205 203
991103256.UG.FTS.B, 21.46%, 11/20/24 . 255 252
991114451.UG.FTS.B, 21.46%, 11/20/24 .. 951 936
991125041.UG.FTS.B, 21.46%, 11/20/24 . 173 171
991133819.UG.FTS.B, 21.46%, 11/20/24 . 142 140
991159228.UG.FTS.B, 21.46%, 11/20/24 . 190 186
991200919.UG.FTS.B, 21.46%, 11/20/24 . 115 114
991215411.UG.FTS.B, 21.46%, 11/20/24 . 418 413
991261262.UG.FTS.B, 21.46%, 11/20/24 . 61 60
991114162.UG.FTS.B, 21.98%, 11/20/24 .. 751 (9)
991143724.UG.FTS.B, 21.98%, 11/20/24 . 665 656
991235930.UG.FTS.B, 21.98%, 11/20/24 . 45 44
991083736.UG.FTS.B, 22.97%, 11/20/24 . 53 52
991091718.UG.FTS.B, 22.97%, 11/20/24 . 37 36
991152530.UG.FTS.B, 22.97%, 11/20/24 . 68 67
991173310.UG.FTS.B, 22.97%, 11/20/24 . 94 93
991214628.UG.FTS.B, 22.97%, 11/20/24 . 1,606 115
991102134.UG.FTS.B, 23.95%, 11/20/24 . 2,457 305
991151893.UG.FTS.B, 23.95%, 11/20/24 . 542 533
991089655.UG.FTS.B, 25.94%, 11/20/24 . 185 182
991130568.UG.FTS.B, 25.95%, 11/20/24 . 82 81
991276293.UG.FTS.B, 25.95%, 11/20/24 . 379 369
991128669.UG.FTS.B, 26.94%, 11/20/24 . 212 209
991169845.UG.FTS.B, 26.94%, 11/20/24 . 423 30
991177149.UG.FTS.B, 26.94%, 11/20/24 . 2,287 1,445
991101004.UG.FTS.B, 27.99%, 11/20/24 . 21 20
991108689.UG.FTS.B, 27.99%, 11/20/24 . 181 183
991126391.UG.FTS.B, 27.99%, 11/20/24 . 93 93
991137301.UG.FTS.B, 27.99%, 11/20/24 . 203 203
991275480.UG.FTS.B, 27.99%, 11/20/24 . 1,474 1,478
991098774.UG.FTS.B, 28.98%, 11/20/24 . 89 91
991099607.UG.FTS.B, 28.98%, 11/20/24 . 486 493
991100214.UG.FTS.B, 28.98%, 11/20/24 . 176 179
991100430.UG.FTS.B, 28.98%, 11/20/24 . 33 33
991101585.UG.FTS.B, 28.98%, 11/20/24 . 319 22
991103289.UG.FTS.B, 28.98%, 11/20/24 . 147 149
991103833.UG.FTS.B, 28.98%, 11/20/24 . 386 384
991104390.UG.FTS.B, 28.98%, 11/20/24 . 260 257
991104460.UG.FTS.B, 28.98%, 11/20/24 . 146 147
991105295.UG.FTS.B, 28.98%, 11/20/24 . 795 788
991107307.UG.FTS.B, 28.98%, 11/20/24 . 107 108
991108289.UG.FTS.B, 28.98%, 11/20/24 . 1,943 1,971
991110958.UG.FTS.B, 28.98%, 11/20/24 .. 157 156
991114737.UG.FTS.B, 28.98%, 11/20/24 .. 161 162
991115050.UG.FTS.B, 28.98%, 11/20/24 .. 251 253
991115150.UG.FTS.B, 28.98%, 11/20/24 .. 220 224
991118039.UG.FTS.B, 28.98%, 11/20/24 .. 225 224
991118707.UG.FTS.B, 28.98%, 11/20/24 .. 143 142
991122709.UG.FTS.B, 28.98%, 11/20/24 . 158 160
991122834.UG.FTS.B, 28.98%, 11/20/24 . 145 147
991123308.UG.FTS.B, 28.98%, 11/20/24 . 132 16
991123392.UG.FTS.B, 28.98%, 11/20/24 . 272 272
991125422.UG.FTS.B, 28.98%, 11/20/24 . 1,135 1,152
991125529.UG.FTS.B, 28.98%, 11/20/24 . 930 944
991126124.UG.FTS.B, 28.98%, 11/20/24 . 408 414
991126597.UG.FTS.B, 28.98%, 11/20/24 . 90 90

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991126868.UG.FTS.B, 28.98%, 11/20/24 . $ 712 $ 717
991128015.UG.FTS.B, 28.98%, 11/20/24 . 51 51
991129586.UG.FTS.B, 28.98%, 11/20/24 . 106 71
991129907.UG.FTS.B, 28.98%, 11/20/24 . 824 835
991130160.UG.FTS.B, 28.98%, 11/20/24 . 134 134
991130170.UG.FTS.B, 28.98%, 11/20/24 . 61 61
991131281.UG.FTS.B, 28.98%, 11/20/24 . 41 41
991133560.UG.FTS.B, 28.98%, 11/20/24 . 122 124
991133721.UG.FTS.B, 28.98%, 11/20/24 . 587 596
991133844.UG.FTS.B, 28.98%, 11/20/24 . 21 20
991136884.UG.FTS.B, 28.98%, 11/20/24 . 357 355
991137536.UG.FTS.B, 28.98%, 11/20/24 . – –
991137933.UG.FTS.B, 28.98%, 11/20/24 . 83 83
991139188.UG.FTS.B, 28.98%, 11/20/24 . 1,508 1,524
991139691.UG.FTS.B, 28.98%, 11/20/24 . 118 15
991140250.UG.FTS.B, 28.98%, 11/20/24 . 215 216
991141787.UG.FTS.B, 28.98%, 11/20/24 . 585 588
991144058.UG.FTS.B, 28.98%, 11/20/24 . 1,065 1,061
991144231.UG.FTS.B, 28.98%, 11/20/24 . 185 24
991145878.UG.FTS.B, 28.98%, 11/20/24 . 1,026 1,034
991147511.UG.FTS.B, 28.98%, 11/20/24 .. 126 126
991149149.UG.FTS.B, 28.98%, 11/20/24 . 352 26
991150299.UG.FTS.B, 28.98%, 11/20/24 . 166 127
991150671.UG.FTS.B, 28.98%, 11/20/24 . 64 65
991151618.UG.FTS.B, 28.98%, 11/20/24 . 367 366
991152286.UG.FTS.B, 28.98%, 11/20/24 . – –
991155117.UG.FTS.B, 28.98%, 11/20/24 .. 9 9
991156229.UG.FTS.B, 28.98%, 11/20/24 . 59 59
991156385.UG.FTS.B, 28.98%, 11/20/24 . 102 101
991156834.UG.FTS.B, 28.98%, 11/20/24 . 158 156
991157055.UG.FTS.B, 28.98%, 11/20/24 . 143 10
991159114.UG.FTS.B, 28.98%, 11/20/24 .. 405 33
991159138.UG.FTS.B, 28.98%, 11/20/24 . 166 169
991159911.UG.FTS.B, 28.98%, 11/20/24 .. 1,202 1,219
991160183.UG.FTS.B, 28.98%, 11/20/24 . 211 214
991161340.UG.FTS.B, 28.98%, 11/20/24 . 759 755
991163497.UG.FTS.B, 28.98%, 11/20/24 . 596 605
991166384.UG.FTS.B, 28.98%, 11/20/24 . 1,490 1,505
991170492.UG.FTS.B, 28.98%, 11/20/24 . 231 234
991171034.UG.FTS.B, 28.98%, 11/20/24 . 25 25
991171656.UG.FTS.B, 28.98%, 11/20/24 . 192 195
991173371.UG.FTS.B, 28.98%, 11/20/24 . 128 130
991179992.UG.FTS.B, 28.98%, 11/20/24 . 166 168
991182471.UG.FTS.B, 28.98%, 11/20/24 . 12 12
991184545.UG.FTS.B, 28.98%, 11/20/24 . 313 318
991187570.UG.FTS.B, 28.98%, 11/20/24 . 201 204
991190395.UG.FTS.B, 28.98%, 11/20/24 . 91 93
991190989.UG.FTS.B, 28.98%, 11/20/24 . 142 10
991194988.UG.FTS.B, 28.98%, 11/20/24 . 513 491
991196328.UG.FTS.B, 28.98%, 11/20/24 . 262 257
991197523.UG.FTS.B, 28.98%, 11/20/24 . 1,043 1,054
991198786.UG.FTS.B, 28.98%, 11/20/24 . 354 355
991199806.UG.FTS.B, 28.98%, 11/20/24 . 175 3
991202534.UG.FTS.B, 28.98%, 11/20/24 . 466 467
991203518.UG.FTS.B, 28.98%, 11/20/24 . 69 69
991204108.UG.FTS.B, 28.98%, 11/20/24 . 19 19
991204942.UG.FTS.B, 28.98%, 11/20/24 . 169 172
991209650.UG.FTS.B, 28.98%, 11/20/24 . 10 10
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991212347.UG.FTS.B, 28.98%, 11/20/24 . $ 155 $ 157
991214658.UG.FTS.B, 28.98%, 11/20/24 . 2,733 2,747
991216810.UG.FTS.B, 28.98%, 11/20/24 . 133 135
991217421.UG.FTS.B, 28.98%, 11/20/24 . 790 792
991220385.UG.FTS.B, 28.98%, 11/20/24 . 36 35
991226698.UG.FTS.B, 28.98%, 11/20/24 . 172 175
991230250.UG.FTS.B, 28.98%, 11/20/24 . 8 7
991231145.UG.FTS.B, 28.98%, 11/20/24 . 1,739 1,745
991232543.UG.FTS.B, 28.98%, 11/20/24 . 214 214
991239336.UG.FTS.B, 28.98%, 11/20/24 . 312 316
991245739.UG.FTS.B, 28.98%, 11/20/24 . – –
991247369.UG.FTS.B, 28.98%, 11/20/24 . 1,555 1,558
991252148.UG.FTS.B, 28.98%, 11/20/24 . – –
991255735.UG.FTS.B, 28.98%, 11/20/24 . 95 95
991256789.UG.FTS.B, 28.98%, 11/20/24 . 502 503
991261775.UG.FTS.B, 28.98%, 11/20/24 . 420 415
991262519.UG.FTS.B, 28.98%, 11/20/24 . 131 132
991262902.UG.FTS.B, 28.98%, 11/20/24 . 18 3
991263045.UG.FTS.B, 28.98%, 11/20/24 . 603 604
991263708.UG.FTS.B, 28.98%, 11/20/24 . 83 84
991266834.UG.FTS.B, 28.98%, 11/20/24 . 39 6
991267705.UG.FTS.B, 28.98%, 11/20/24 . 233 232
991268394.UG.FTS.B, 28.98%, 11/20/24 . 368 366
991268449.UG.FTS.B, 28.98%, 11/20/24 . 35 35
991268904.UG.FTS.B, 28.98%, 11/20/24 . 2,320 2,324
991268970.UG.FTS.B, 28.98%, 11/20/24 . 621 623
991272832.UG.FTS.B, 28.98%, 11/20/24 . 369 370
991276708.UG.FTS.B, 28.98%, 11/20/24 . 233 233
991280031.UG.FTS.B, 28.98%, 11/20/24 . 103 103
991280072.UG.FTS.B, 28.98%, 11/20/24 . 276 278
991281497.UG.FTS.B, 28.98%, 11/20/24 . 1,115 144
991283003.UG.FTS.B, 28.98%, 11/20/24 . 108 82
991297402.UG.FTS.B, 28.98%, 11/20/24 . 252 252
991298120.UG.FTS.B, 28.98%, 11/20/24 . 1,239 1,231
991098880.UG.FTS.B, 29.47%, 11/20/24 . 1,230 1,202
991103497.UG.FTS.B, 29.47%, 11/20/24 . 930 938
991098504.UG.FTS.B, 29.49%, 11/20/24 . 113 111
991098513.UG.FTS.B, 29.49%, 11/20/24 . 100 102
991098956.UG.FTS.B, 29.49%, 11/20/24 . 411 412
991099356.UG.FTS.B, 29.49%, 11/20/24 . 56 57
991100354.UG.FTS.B, 29.49%, 11/20/24 . 23 23
991100908.UG.FTS.B, 29.49%, 11/20/24 . 1,472 1,488
991101221.UG.FTS.B, 29.49%, 11/20/24 . 477 484
991106397.UG.FTS.B, 29.49%, 11/20/24 . 343 341
991106415.UG.FTS.B, 29.49%, 11/20/24 . 1,800 (30)
991107182.UG.FTS.B, 29.49%, 11/20/24 . 50 4
991107977.UG.FTS.B, 29.49%, 11/20/24 . 161 159
991108509.UG.FTS.B, 29.49%, 11/20/24 . 443 420
991108554.UG.FTS.B, 29.49%, 11/20/24 . 894 907
991108772.UG.FTS.B, 29.49%, 11/20/24 . 3 3
991109762.UG.FTS.B, 29.49%, 11/20/24 . 209 14
991109891.UG.FTS.B, 29.49%, 11/20/24 . 82 82
991110253.UG.FTS.B, 29.49%, 11/20/24 .. 210 212
991110617.UG.FTS.B, 29.49%, 11/20/24 .. 353 360
991111604.UG.FTS.B, 29.49%, 11/20/24 .. 83 11
991111822.UG.FTS.B, 29.49%, 11/20/24 .. 173 38
991111873.UG.FTS.B, 29.49%, 11/20/24 .. 177 173
991112071.UG.FTS.B, 29.49%, 11/20/24 .. 350 356

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991112167.UG.FTS.B, 29.49%, 11/20/24 .. $ 98 $ 99
991112371.UG.FTS.B, 29.49%, 11/20/24 .. 76 76
991112414.UG.FTS.B, 29.49%, 11/20/24 .. 188 193
991113618.UG.FTS.B, 29.49%, 11/20/24 .. 372 49
991113693.UG.FTS.B, 29.49%, 11/20/24 .. 183 186
991113695.UG.FTS.B, 29.49%, 11/20/24 .. 554 553
991113728.UG.FTS.B, 29.49%, 11/20/24 .. 519 530
991115014.UG.FTS.B, 29.49%, 11/20/24 .. 226 229
991115127.UG.FTS.B, 29.49%, 11/20/24 .. 123 16
991117048.UG.FTS.B, 29.49%, 11/20/24 .. 160 160
991117581.UG.FTS.B, 29.49%, 11/20/24 .. 534 520
991119330.UG.FTS.B, 29.49%, 11/20/24 .. 615 624
991119766.UG.FTS.B, 29.49%, 11/20/24 .. 119 121
991121518.UG.FTS.B, 29.49%, 11/20/24 . 168 171
991121680.UG.FTS.B, 29.49%, 11/20/24 . 295 198
991121991.UG.FTS.B, 29.49%, 11/20/24 . 260 253
991122096.UG.FTS.B, 29.49%, 11/20/24 . 128 130
991123837.UG.FTS.B, 29.49%, 11/20/24 . 39 39
991124845.UG.FTS.B, 29.49%, 11/20/24 . – –
991124909.UG.FTS.B, 29.49%, 11/20/24 . 118 119
991125322.UG.FTS.B, 29.49%, 11/20/24 . 210 213
991125769.UG.FTS.B, 29.49%, 11/20/24 . 451 294
991126619.UG.FTS.B, 29.49%, 11/20/24 . 25 25
991126630.UG.FTS.B, 29.49%, 11/20/24 . 25 25
991128142.UG.FTS.B, 29.49%, 11/20/24 . 198 200
991128884.UG.FTS.B, 29.49%, 11/20/24 . 26 26
991129659.UG.FTS.B, 29.49%, 11/20/24 . 382 381
991132175.UG.FTS.B, 29.49%, 11/20/24 . 506 510
991133485.UG.FTS.B, 29.49%, 11/20/24 . 115 114
991134209.UG.FTS.B, 29.49%, 11/20/24 . 497 72
991134396.UG.FTS.B, 29.49%, 11/20/24 . 1,229 167
991135949.UG.FTS.B, 29.49%, 11/20/24 . 52 52
991137387.UG.FTS.B, 29.49%, 11/20/24 . 247 251
991138102.UG.FTS.B, 29.49%, 11/20/24 . 107 14
991139357.UG.FTS.B, 29.49%, 11/20/24 . 1,206 159
991140790.UG.FTS.B, 29.49%, 11/20/24 . 631 643
991142389.UG.FTS.B, 29.49%, 11/20/24 . 941 951
991142756.UG.FTS.B, 29.49%, 11/20/24 . 366 77
991143518.UG.FTS.B, 29.49%, 11/20/24 . 12 12
991143761.UG.FTS.B, 29.49%, 11/20/24 . 53 53
991145294.UG.FTS.B, 29.49%, 11/20/24 . 114 116
991146210.UG.FTS.B, 29.49%, 11/20/24 . 150 19
991146448.UG.FTS.B, 29.49%, 11/20/24 . 6 6
991146775.UG.FTS.B, 29.49%, 11/20/24 . 449 299
991147214.UG.FTS.B, 29.49%, 11/20/24 . 22 22
991147650.UG.FTS.B, 29.49%, 11/20/24 . 1,773 (63)
991150600.UG.FTS.B, 29.49%, 11/20/24 . 1,120 1,109
991151418.UG.FTS.B, 29.49%, 11/20/24 . 130 131
991152603.UG.FTS.B, 29.49%, 11/20/24 . 225 229
991155461.UG.FTS.B, 29.49%, 11/20/24 . 575 357
991158327.UG.FTS.B, 29.49%, 11/20/24 . 154 153
991161030.UG.FTS.B, 29.49%, 11/20/24 . 146 100
991163815.UG.FTS.B, 29.49%, 11/20/24 . – –
991164406.UG.FTS.B, 29.49%, 11/20/24 . 590 599
991164566.UG.FTS.B, 29.49%, 11/20/24 . 200 202
991165138.UG.FTS.B, 29.49%, 11/20/24 . 193 196
991167362.UG.FTS.B, 29.49%, 11/20/24 . 472 479
991168119.UG.FTS.B, 29.49%, 11/20/24 .. 1,573 1,608
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991168902.UG.FTS.B, 29.49%, 11/20/24 . $ 475 $ (28)
991169205.UG.FTS.B, 29.49%, 11/20/24 . 2,359 2,376
991170726.UG.FTS.B, 29.49%, 11/20/24 . 373 49
991171709.UG.FTS.B, 29.49%, 11/20/24 . 810 109
991175340.UG.FTS.B, 29.49%, 11/20/24 . 93 95
991176870.UG.FTS.B, 29.49%, 11/20/24 . 2,071 273
991179392.UG.FTS.B, 29.49%, 11/20/24 . 27 27
991179415.UG.FTS.B, 29.49%, 11/20/24 . 764 101
991180301.UG.FTS.B, 29.49%, 11/20/24 . – –
991182928.UG.FTS.B, 29.49%, 11/20/24 . 103 104
991185527.UG.FTS.B, 29.49%, 11/20/24 . 41 41
991185927.UG.FTS.B, 29.49%, 11/20/24 . 132 132
991187401.UG.FTS.B, 29.49%, 11/20/24 . 1 1
991187953.UG.FTS.B, 29.49%, 11/20/24 . 67 67
991188097.UG.FTS.B, 29.49%, 11/20/24 . 72 73
991192873.UG.FTS.B, 29.49%, 11/20/24 . 69 69
991195573.UG.FTS.B, 29.49%, 11/20/24 . 314 321
991198370.UG.FTS.B, 29.49%, 11/20/24 . 266 265
991198394.UG.FTS.B, 29.49%, 11/20/24 . 564 573
991199929.UG.FTS.B, 29.49%, 11/20/24 . 31 31
991200725.UG.FTS.B, 29.49%, 11/20/24 . 7 7
991202228.UG.FTS.B, 29.49%, 11/20/24 . 190 193
991202248.UG.FTS.B, 29.49%, 11/20/24 . 18 1
991203385.UG.FTS.B, 29.49%, 11/20/24 . 151 149
991204386.UG.FTS.B, 29.49%, 11/20/24 . – –
991204657.UG.FTS.B, 29.49%, 11/20/24 . 40 39
991207007.UG.FTS.B, 29.49%, 11/20/24 . 9 1
991210088.UG.FTS.B, 29.49%, 11/20/24 . 640 639
991211764.UG.FTS.B, 29.49%, 11/20/24 . 85 87
991212353.UG.FTS.B, 29.49%, 11/20/24 . 37 37
991213437.UG.FTS.B, 29.49%, 11/20/24 . 92 94
991213653.UG.FTS.B, 29.49%, 11/20/24 . 424 425
991215595.UG.FTS.B, 29.49%, 11/20/24 . 470 477
991216973.UG.FTS.B, 29.49%, 11/20/24 . 609 614
991218431.UG.FTS.B, 29.49%, 11/20/24 . 68 69
991219254.UG.FTS.B, 29.49%, 11/20/24 . 105 25
991220122.UG.FTS.B, 29.49%, 11/20/24 . 686 47
991223479.UG.FTS.B, 29.49%, 11/20/24 . 192 131
991226505.UG.FTS.B, 29.49%, 11/20/24 . 39 39
991231725.UG.FTS.B, 29.49%, 11/20/24 . 300 209
991231911.UG.FTS.B, 29.49%, 11/20/24 . 781 794
991233581.UG.FTS.B, 29.49%, 11/20/24 . 268 269
991233863.UG.FTS.B, 29.49%, 11/20/24 . 2,095 2,095
991238431.UG.FTS.B, 29.49%, 11/20/24 . 1,190 1,193
991239349.UG.FTS.B, 29.49%, 11/20/24 . 272 278
991239830.UG.FTS.B, 29.49%, 11/20/24 . 701 703
991239954.UG.FTS.B, 29.49%, 11/20/24 . 273 1
991244043.UG.FTS.B, 29.49%, 11/20/24 . 176 176
991246833.UG.FTS.B, 29.49%, 11/20/24 . 109 8
991247212.UG.FTS.B, 29.49%, 11/20/24 . 309 310
991247225.UG.FTS.B, 29.49%, 11/20/24 . 100 13
991247313.UG.FTS.B, 29.49%, 11/20/24 . 207 207
991251077.UG.FTS.B, 29.49%, 11/20/24 . – –
991251752.UG.FTS.B, 29.49%, 11/20/24 . 17 1
991252193.UG.FTS.B, 29.49%, 11/20/24 . 135 136
991255946.UG.FTS.B, 29.49%, 11/20/24 . 95 95
991260893.UG.FTS.B, 29.49%, 11/20/24 . 72 5
991261022.UG.FTS.B, 29.49%, 11/20/24 . 73 (3)

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991263054.UG.FTS.B, 29.49%, 11/20/24 . $ 39 $ 38
991263434.UG.FTS.B, 29.49%, 11/20/24 . 5 5
991267259.UG.FTS.B, 29.49%, 11/20/24 . 140 140
991267347.UG.FTS.B, 29.49%, 11/20/24 . 222 222
991267709.UG.FTS.B, 29.49%, 11/20/24 . 389 390
991268338.UG.FTS.B, 29.49%, 11/20/24 . 389 390
991268841.UG.FTS.B, 29.49%, 11/20/24 . 97 98
991269003.UG.FTS.B, 29.49%, 11/20/24 . 778 780
991270194.UG.FTS.B, 29.49%, 11/20/24 . 106 106
991271173.UG.FTS.B, 29.49%, 11/20/24 . 827 829
991271865.UG.FTS.B, 29.49%, 11/20/24 . 13 13
991279273.UG.FTS.B, 29.49%, 11/20/24 . 210 204
991279325.UG.FTS.B, 29.49%, 11/20/24 . 165 12
991284731.UG.FTS.B, 29.49%, 11/20/24 . 81 80
991285992.UG.FTS.B, 29.49%, 11/20/24 . 16 15
991289896.UG.FTS.B, 29.49%, 11/20/24 . 11 11
991291853.UG.FTS.B, 29.49%, 11/20/24 . 6 6
991292995.UG.FTS.B, 29.49%, 11/20/24 . 576 (22)
991297615.UG.FTS.B, 29.49%, 11/20/24 . 71 72
991299845.UG.FTS.B, 29.49%, 11/20/24 . 1,163 1,166
991299902.UG.FTS.B, 29.49%, 11/20/24 . 388 388
991112136.UG.FTS.B, Zero Cpn, 11/21/24 76 5
991112369.UG.FTS.B, Zero Cpn, 11/21/24 161 11
991131027.UG.FTS.B, Zero Cpn, 11/21/24 380 26
991150232.UG.FTS.B, Zero Cpn, 11/21/24 196 14
991205361.UG.FTS.B, Zero Cpn, 11/21/24 472 32
991207432.UG.FTS.B, Zero Cpn, 11/21/24 92 6
991304314.UG.FTS.B, Zero Cpn, 11/21/24 13 1
991149639.UG.FTS.B, 18.21%, 11/21/24 . 532 63
991093963.UG.FTS.B, 18.97%, 11/21/24 . 456 453
991128878.UG.FTS.B, 18.97%, 11/21/24 . 55 54
991224989.UG.FTS.B, 18.97%, 11/21/24 . 1,334 1,323
991141070.UG.FTS.B, 19.21%, 11/21/24 . 17 3
991143958.UG.FTS.B, 19.21%, 11/21/24 . – –
991237854.UG.FTS.B, 19.21%, 11/21/24 . 254 252
991248208.UG.FTS.B, 19.21%, 11/21/24 . 506 499
991254447.UG.FTS.B, 19.21%, 11/21/24 . 281 277
991102979.UG.FTS.B, 19.8%, 11/21/24 .. 532 527
991110086.UG.FTS.B, 19.8%, 11/21/24 ... 878 870
991141090.UG.FTS.B, 19.8%, 11/21/24 .. 908 900
991144492.UG.FTS.B, 19.8%, 11/21/24 .. 281 273
991183586.UG.FTS.B, 19.8%, 11/21/24 .. 170 169
991187993.UG.FTS.B, 19.8%, 11/21/24 .. 704 695
991198112.UG.FTS.B, 19.8%, 11/21/24 ... 288 285
991100299.UG.FTS.B, 19.99%, 11/21/24 . 225 225
991101910.UG.FTS.B, 19.99%, 11/21/24 . 3,049 3,098
991110283.UG.FTS.B, 19.99%, 11/21/24 .. 295 299
991112301.UG.FTS.B, 19.99%, 11/21/24 .. 338 41
991117284.UG.FTS.B, 19.99%, 11/21/24 .. 59 60
991119302.UG.FTS.B, 19.99%, 11/21/24 .. 6,853 6,963
991129682.UG.FTS.B, 19.99%, 11/21/24 . 441 448
991143037.UG.FTS.B, 19.99%, 11/21/24 . 12 12
991174755.UG.FTS.B, 19.99%, 11/21/24 . 356 362
991212183.UG.FTS.B, 19.99%, 11/21/24 . 358 357
991233192.UG.FTS.B, 19.99%, 11/21/24 . 64 65
991288317.UG.FTS.B, 19.99%, 11/21/24 . 16 14
991299486.UG.FTS.B, 19.99%, 11/21/24 . 56 56
991104785.UG.FTS.B, 20.46%, 11/21/24 . 1,521 1,494
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991127329.UG.FTS.B, 20.46%, 11/21/24 . $ 914 $ 66
991141157.UG.FTS.B, 20.46%, 11/21/24 .. 5,715 5,663
991091686.UG.FTS.B, 20.97%, 11/21/24 . 134 132
991146751.UG.FTS.B, 20.97%, 11/21/24 . 1 1
991151289.UG.FTS.B, 20.97%, 11/21/24 . 245 242
991177917.UG.FTS.B, 20.97%, 11/21/24 . 120 119
991291564.UG.FTS.B, 20.98%, 11/21/24 . 103 101
991092476.UG.FTS.B, 21.46%, 11/21/24 . 278 271
991109801.UG.FTS.B, 21.46%, 11/21/24 . 605 588
991157623.UG.FTS.B, 21.46%, 11/21/24 . 262 259
991224483.UG.FTS.B, 21.46%, 11/21/24 . 228 225
991135834.UG.FTS.B, 21.97%, 11/21/24 . 372 368
991206543.UG.FTS.B, 21.97%, 11/21/24 . 5,504 5,441
991089998.UG.FTS.B, 21.98%, 11/21/24 . 1,314 155
991097991.UG.FTS.B, 21.98%, 11/21/24 . 2,871 2,832
991109825.UG.FTS.B, 21.98%, 11/21/24 . 320 313
991114413.UG.FTS.B, 21.98%, 11/21/24 .. 416 411
991122333.UG.FTS.B, 21.98%, 11/21/24 . 680 446
991205229.UG.FTS.B, 21.98%, 11/21/24 . 41 40
991207630.UG.FTS.B, 21.98%, 11/21/24 . 461 452
991235519.UG.FTS.B, 21.98%, 11/21/24 . 341 334
991267091.UG.FTS.B, 21.98%, 11/21/24 . 2,731 2,677
991107874.UG.FTS.B, 22.95%, 11/21/24 . 144 140
991156272.UG.FTS.B, 22.95%, 11/21/24 . 267 263
991092493.UG.FTS.B, 22.97%, 11/21/24 . 449 31
991097130.UG.FTS.B, 22.97%, 11/21/24 . 75 74
991100186.UG.FTS.B, 22.97%, 11/21/24 . 1 1
991156214.UG.FTS.B, 22.97%, 11/21/24 . 125 9
991104066.UG.FTS.B, 23.95%, 11/21/24 . 390 385
991123920.UG.FTS.B, 23.95%, 11/21/24 . 1,112 1,097
991212106.UG.FTS.B, 23.95%, 11/21/24 . 35 35
991271217.UG.FTS.B, 23.95%, 11/21/24 . 283 276
991150423.UG.FTS.B, 25.94%, 11/21/24 . 363 353
991091300.UG.FTS.B, 26.94%, 11/21/24 . 305 300
991098564.UG.FTS.B, 26.94%, 11/21/24 . 194 188
991128509.UG.FTS.B, 27.99%, 11/21/24 . 261 265
991238892.UG.FTS.B, 27.99%, 11/21/24 . 29 29
991098805.UG.FTS.B, 28.98%, 11/21/24 . 78 79
991099584.UG.FTS.B, 28.98%, 11/21/24 . 112 114
991100106.UG.FTS.B, 28.98%, 11/21/24 . 66 66
991100133.UG.FTS.B, 28.98%, 11/21/24 . 148 148
991101503.UG.FTS.B, 28.98%, 11/21/24 . 1,176 1,193
991103359.UG.FTS.B, 28.98%, 11/21/24 . 1,084 1,100
991103415.UG.FTS.B, 28.98%, 11/21/24 . 130 109
991103484.UG.FTS.B, 28.98%, 11/21/24 . 75 75
991103505.UG.FTS.B, 28.98%, 11/21/24 . 514 522
991103666.UG.FTS.B, 28.98%, 11/21/24 . 850 859
991104830.UG.FTS.B, 28.98%, 11/21/24 . 1,504 1,519
991105102.UG.FTS.B, 28.98%, 11/21/24 . 230 176
991106305.UG.FTS.B, 28.98%, 11/21/24 . 782 794
991106632.UG.FTS.B, 28.98%, 11/21/24 . 403 409
991107084.UG.FTS.B, 28.98%, 11/21/24 . 383 389
991107547.UG.FTS.B, 28.98%, 11/21/24 . 805 796
991107910.UG.FTS.B, 28.98%, 11/21/24 . 347 342
991108391.UG.FTS.B, 28.98%, 11/21/24 . 22 22
991110664.UG.FTS.B, 28.98%, 11/21/24 .. 19 17
991111615.UG.FTS.B, 28.98%, 11/21/24 .. 28 28
991112083.UG.FTS.B, 28.98%, 11/21/24 .. 1,870 1,898

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991112673.UG.FTS.B, 28.98%, 11/21/24 .. $ 122 $ 123
991113938.UG.FTS.B, 28.98%, 11/21/24 .. 261 265
991115757.UG.FTS.B, 28.98%, 11/21/24 .. 121 121
991115893.UG.FTS.B, 28.98%, 11/21/24 .. 783 62
991116704.UG.FTS.B, 28.98%, 11/21/24 .. – –
991122560.UG.FTS.B, 28.98%, 11/21/24 . 287 287
991122614.UG.FTS.B, 28.98%, 11/21/24 . 105 106
991123406.UG.FTS.B, 28.98%, 11/21/24 . 265 264
991124996.UG.FTS.B, 28.98%, 11/21/24 . – –
991125216.UG.FTS.B, 28.98%, 11/21/24 . 158 160
991125455.UG.FTS.B, 28.98%, 11/21/24 . 214 214
991125692.UG.FTS.B, 28.98%, 11/21/24 . 68 68
991127890.UG.FTS.B, 28.98%, 11/21/24 . 292 38
991129275.UG.FTS.B, 28.98%, 11/21/24 . 752 749
991130741.UG.FTS.B, 28.98%, 11/21/24 . 136 136
991131576.UG.FTS.B, 28.98%, 11/21/24 . 2,314 2,342
991134193.UG.FTS.B, 28.98%, 11/21/24 . 243 247
991135493.UG.FTS.B, 28.98%, 11/21/24 . 69 70
991136064.UG.FTS.B, 28.98%, 11/21/24 . 445 452
991137767.UG.FTS.B, 28.98%, 11/21/24 . 30 5
991137789.UG.FTS.B, 28.98%, 11/21/24 . 128 96
991138300.UG.FTS.B, 28.98%, 11/21/24 . 77 77
991139024.UG.FTS.B, 28.98%, 11/21/24 . 206 27
991140811.UG.FTS.B, 28.98%, 11/21/24 .. 112 113
991142024.UG.FTS.B, 28.98%, 11/21/24 . 1,630 1,655
991142067.UG.FTS.B, 28.98%, 11/21/24 . 788 800
991144473.UG.FTS.B, 28.98%, 11/21/24 . 265 269
991147107.UG.FTS.B, 28.98%, 11/21/24 . 203 204
991150874.UG.FTS.B, 28.98%, 11/21/24 . 1,755 1,770
991153965.UG.FTS.B, 28.98%, 11/21/24 . 53 53
991158174.UG.FTS.B, 28.98%, 11/21/24 . 27 5
991161718.UG.FTS.B, 28.98%, 11/21/24 . 213 210
991162098.UG.FTS.B, 28.98%, 11/21/24 . 310 315
991169068.UG.FTS.B, 28.98%, 11/21/24 . 788 788
991169889.UG.FTS.B, 28.98%, 11/21/24 . 515 517
991170155.UG.FTS.B, 28.98%, 11/21/24 . 1,340 1,333
991174647.UG.FTS.B, 28.98%, 11/21/24 . 426 433
991174651.UG.FTS.B, 28.98%, 11/21/24 . 1,516 1,519
991177091.UG.FTS.B, 28.98%, 11/21/24 . 890 903
991178506.UG.FTS.B, 28.98%, 11/21/24 . 303 308
991178650.UG.FTS.B, 28.98%, 11/21/24 . 444 449
991181062.UG.FTS.B, 28.98%, 11/21/24 . 1,299 1,302
991181108.UG.FTS.B, 28.98%, 11/21/24 .. 15 14
991185383.UG.FTS.B, 28.98%, 11/21/24 . 648 652
991194541.UG.FTS.B, 28.98%, 11/21/24 . 150 152
991196539.UG.FTS.B, 28.98%, 11/21/24 . 79 80
991197966.UG.FTS.B, 28.98%, 11/21/24 . 129 130
991200031.UG.FTS.B, 28.98%, 11/21/24 . 410 28
991204271.UG.FTS.B, 28.98%, 11/21/24 . 166 168
991204664.UG.FTS.B, 28.98%, 11/21/24 . 213 212
991205228.UG.FTS.B, 28.98%, 11/21/24 . 82 83
991205445.UG.FTS.B, 28.98%, 11/21/24 . 445 452
991212523.UG.FTS.B, 28.98%, 11/21/24 . 59 58
991212789.UG.FTS.B, 28.98%, 11/21/24 . 122 122
991218149.UG.FTS.B, 28.98%, 11/21/24 . 1,563 1,586
991218290.UG.FTS.B, 28.98%, 11/21/24 . 195 198
991223136.UG.FTS.B, 28.98%, 11/21/24 . 611 615
991223685.UG.FTS.B, 28.98%, 11/21/24 . 178 178
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991225496.UG.FTS.B, 28.98%, 11/21/24 . $ 369 $ 369
991226400.UG.FTS.B, 28.98%, 11/21/24 . 59 59
991226633.UG.FTS.B, 28.98%, 11/21/24 . 153 20
991227250.UG.FTS.B, 28.98%, 11/21/24 . 171 173
991229010.UG.FTS.B, 28.98%, 11/21/24 . 346 346
991232002.UG.FTS.B, 28.98%, 11/21/24 . 332 337
991233789.UG.FTS.B, 28.98%, 11/21/24 . 533 534
991234615.UG.FTS.B, 28.98%, 11/21/24 . 70 71
991236612.UG.FTS.B, 28.98%, 11/21/24 . 41 40
991236869.UG.FTS.B, 28.98%, 11/21/24 . 210 215
991237119.UG.FTS.B, 28.98%, 11/21/24 . 1,269 1,287
991238366.UG.FTS.B, 28.98%, 11/21/24 . 65 17
991239600.UG.FTS.B, 28.98%, 11/21/24 . 110 109
991243023.UG.FTS.B, 28.98%, 11/21/24 . – –
991243049.UG.FTS.B, 28.98%, 11/21/24 . 131 132
991246232.UG.FTS.B, 28.98%, 11/21/24 . 337 335
991246684.UG.FTS.B, 28.98%, 11/21/24 . 1,558 1,561
991249892.UG.FTS.B, 28.98%, 11/21/24 . 38 38
991250096.UG.FTS.B, 28.98%, 11/21/24 . 59 59
991252096.UG.FTS.B, 28.98%, 11/21/24 . 6 6
991257871.UG.FTS.B, 28.98%, 11/21/24 . 171 171
991262752.UG.FTS.B, 28.98%, 11/21/24 . 201 201
991263992.UG.FTS.B, 28.98%, 11/21/24 . 279 279
991264140.UG.FTS.B, 28.98%, 11/21/24 . 846 848
991269555.UG.FTS.B, 28.98%, 11/21/24 . 239 240
991275113.UG.FTS.B, 28.98%, 11/21/24 . 124 124
991280623.UG.FTS.B, 28.98%, 11/21/24 . 23 23
991284800.UG.FTS.B, 28.98%, 11/21/24 . 184 184
991285743.UG.FTS.B, 28.98%, 11/21/24 . – –
991290510.UG.FTS.B, 28.98%, 11/21/24 . 63 63
991293661.UG.FTS.B, 28.98%, 11/21/24 . 319 319
991297297.UG.FTS.B, 28.98%, 11/21/24 . 257 257
991297865.UG.FTS.B, 28.98%, 11/21/24 . 240 240
991301788.UG.FTS.B, 28.98%, 11/21/24 . 8 8
991303333.UG.FTS.B, 28.98%, 11/21/24 . 15 15
991098822.UG.FTS.B, 29.49%, 11/21/24 . 274 278
991098918.UG.FTS.B, 29.49%, 11/21/24 . 407 413
991099684.UG.FTS.B, 29.49%, 11/21/24 . 99 100
991099793.UG.FTS.B, 29.49%, 11/21/24 . 1,438 1,405
991099795.UG.FTS.B, 29.49%, 11/21/24 . 160 163
991099825.UG.FTS.B, 29.49%, 11/21/24 . 265 264
991099891.UG.FTS.B, 29.49%, 11/21/24 . 282 276
991100418.UG.FTS.B, 29.49%, 11/21/24 . 451 459
991101118.UG.FTS.B, 29.49%, 11/21/24 .. 26 25
991101168.UG.FTS.B, 29.49%, 11/21/24 .. 73 73
991101214.UG.FTS.B, 29.49%, 11/21/24 . 1,738 1,689
991101244.UG.FTS.B, 29.49%, 11/21/24 . 27 27
991102334.UG.FTS.B, 29.49%, 11/21/24 . 2,348 2,390
991102962.UG.FTS.B, 29.49%, 11/21/24 . 85 87
991103642.UG.FTS.B, 29.49%, 11/21/24 . 276 260
991104175.UG.FTS.B, 29.49%, 11/21/24 . 146 145
991104383.UG.FTS.B, 29.49%, 11/21/24 . 244 33
991104423.UG.FTS.B, 29.49%, 11/21/24 . 341 338
991105230.UG.FTS.B, 29.49%, 11/21/24 . 10 10
991107662.UG.FTS.B, 29.49%, 11/21/24 . 233 230
991107906.UG.FTS.B, 29.49%, 11/21/24 . 1,603 1,611
991108097.UG.FTS.B, 29.49%, 11/21/24 . 83 85
991108475.UG.FTS.B, 29.49%, 11/21/24 . – –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991109577.UG.FTS.B, 29.49%, 11/21/24 . $ 509 $ 512
991109631.UG.FTS.B, 29.49%, 11/21/24 . 294 286
991110203.UG.FTS.B, 29.49%, 11/21/24 .. 200 136
991110240.UG.FTS.B, 29.49%, 11/21/24 .. 83 82
991111065.UG.FTS.B, 29.49%, 11/21/24 .. 86 11
991112437.UG.FTS.B, 29.49%, 11/21/24 .. 334 330
991112882.UG.FTS.B, 29.49%, 11/21/24 .. 798 810
991113103.UG.FTS.B, 29.49%, 11/21/24 .. 160 163
991113676.UG.FTS.B, 29.49%, 11/21/24 .. 8 8
991113685.UG.FTS.B, 29.49%, 11/21/24 .. 46 46
991114305.UG.FTS.B, 29.49%, 11/21/24 .. 46 46
991114374.UG.FTS.B, 29.49%, 11/21/24 .. 359 350
991115328.UG.FTS.B, 29.49%, 11/21/24 .. 49 49
991115550.UG.FTS.B, 29.49%, 11/21/24 .. 318 316
991115930.UG.FTS.B, 29.49%, 11/21/24 .. 630 418
991116295.UG.FTS.B, 29.49%, 11/21/24 .. 873 887
991116441.UG.FTS.B, 29.49%, 11/21/24 .. 307 311
991117735.UG.FTS.B, 29.49%, 11/21/24 .. 367 (12)
991118137.UG.FTS.B, 29.49%, 11/21/24 .. 205 205
991120404.UG.FTS.B, 29.49%, 11/21/24 . 153 10
991121299.UG.FTS.B, 29.49%, 11/21/24 . 817 819
991122036.UG.FTS.B, 29.49%, 11/21/24 . 86 87
991123398.UG.FTS.B, 29.49%, 11/21/24 . 454 439
991123851.UG.FTS.B, 29.49%, 11/21/24 . 442 447
991124929.UG.FTS.B, 29.49%, 11/21/24 . 412 407
991125417.UG.FTS.B, 29.49%, 11/21/24 . 118 120
991125736.UG.FTS.B, 29.49%, 11/21/24 . 72 73
991125880.UG.FTS.B, 29.49%, 11/21/24 . 59 59
991126296.UG.FTS.B, 29.49%, 11/21/24 . 564 564
991126506.UG.FTS.B, 29.49%, 11/21/24 . 53 52
991126832.UG.FTS.B, 29.49%, 11/21/24 . 68 67
991128102.UG.FTS.B, 29.49%, 11/21/24 . 73 74
991129183.UG.FTS.B, 29.49%, 11/21/24 . 456 453
991130355.UG.FTS.B, 29.49%, 11/21/24 . 814 822
991130674.UG.FTS.B, 29.49%, 11/21/24 . 109 108
991131102.UG.FTS.B, 29.49%, 11/21/24 .. 94 12
991131801.UG.FTS.B, 29.49%, 11/21/24 . 111 113
991132346.UG.FTS.B, 29.49%, 11/21/24 . 745 752
991132792.UG.FTS.B, 29.49%, 11/21/24 . 170 173
991132948.UG.FTS.B, 29.49%, 11/21/24 . 139 142
991133364.UG.FTS.B, 29.49%, 11/21/24 . 62 62
991133817.UG.FTS.B, 29.49%, 11/21/24 . 290 295
991135860.UG.FTS.B, 29.49%, 11/21/24 . – –
991136618.UG.FTS.B, 29.49%, 11/21/24 . 256 261
991137083.UG.FTS.B, 29.49%, 11/21/24 . 447 455
991137564.UG.FTS.B, 29.49%, 11/21/24 . 175 175
991137836.UG.FTS.B, 29.49%, 11/21/24 . 180 182
991138376.UG.FTS.B, 29.49%, 11/21/24 . 94 95
991139313.UG.FTS.B, 29.49%, 11/21/24 . 125 128
991139966.UG.FTS.B, 29.49%, 11/21/24 . 219 220
991140808.UG.FTS.B, 29.49%, 11/21/24 . 159 158
991142550.UG.FTS.B, 29.49%, 11/21/24 . 145 92
991142705.UG.FTS.B, 29.49%, 11/21/24 . 508 515
991144598.UG.FTS.B, 29.49%, 11/21/24 . 186 188
991145155.UG.FTS.B, 29.49%, 11/21/24 . 161 161
991145319.UG.FTS.B, 29.49%, 11/21/24 . 131 133
991155328.UG.FTS.B, 29.49%, 11/21/24 . 228 232
991156602.UG.FTS.B, 29.49%, 11/21/24 . 99 7
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991157022.UG.FTS.B, 29.49%, 11/21/24 . $ 836 $ 843
991159418.UG.FTS.B, 29.49%, 11/21/24 . 174 178
991173134.UG.FTS.B, 29.49%, 11/21/24 . 187 179
991173427.UG.FTS.B, 29.49%, 11/21/24 . 164 11
991173569.UG.FTS.B, 29.49%, 11/21/24 . 60 60
991173935.UG.FTS.B, 29.49%, 11/21/24 . 577 398
991174398.UG.FTS.B, 29.49%, 11/21/24 . 272 (14)
991179251.UG.FTS.B, 29.49%, 11/21/24 . 195 195
991179856.UG.FTS.B, 29.49%, 11/21/24 . 1,003 1,025
991179953.UG.FTS.B, 29.49%, 11/21/24 . 59 59
991183104.UG.FTS.B, 29.49%, 11/21/24 . 196 199
991183376.UG.FTS.B, 29.49%, 11/21/24 . 785 798
991183845.UG.FTS.B, 29.49%, 11/21/24 . 118 117
991187695.UG.FTS.B, 29.49%, 11/21/24 . 164 167
991190365.UG.FTS.B, 29.49%, 11/21/24 . 13 12
991191726.UG.FTS.B, 29.49%, 11/21/24 . 287 286
991195171.UG.FTS.B, 29.49%, 11/21/24 . 603 44
991195967.UG.FTS.B, 29.49%, 11/21/24 . 228 233
991197725.UG.FTS.B, 29.49%, 11/21/24 . 2,073 2,119
991198120.UG.FTS.B, 29.49%, 11/21/24 . 17 17
991201781.UG.FTS.B, 29.49%, 11/21/24 . 15 15
991206819.UG.FTS.B, 29.49%, 11/21/24 . 115 115
991206897.UG.FTS.B, 29.49%, 11/21/24 . 90 92
991207792.UG.FTS.B, 29.49%, 11/21/24 . 85 85
991210220.UG.FTS.B, 29.49%, 11/21/24 . 24 24
991211481.UG.FTS.B, 29.49%, 11/21/24 . 80 81
991213432.UG.FTS.B, 29.49%, 11/21/24 . 152 20
991218959.UG.FTS.B, 29.49%, 11/21/24 . 153 157
991219638.UG.FTS.B, 29.49%, 11/21/24 . 107 109
991221067.UG.FTS.B, 29.49%, 11/21/24 . 74 74
991221868.UG.FTS.B, 29.49%, 11/21/24 . 71 72
991222533.UG.FTS.B, 29.49%, 11/21/24 . 760 762
991225320.UG.FTS.B, 29.49%, 11/21/24 . 235 239
991232712.UG.FTS.B, 29.49%, 11/21/24 . 1,167 1,171
991243146.UG.FTS.B, 29.49%, 11/21/24 . 1,522 1,526
991244603.UG.FTS.B, 29.49%, 11/21/24 . 29 29
991248040.UG.FTS.B, 29.49%, 11/21/24 . 310 311
991250511.UG.FTS.B, 29.49%, 11/21/24 . 2 2
991255779.UG.FTS.B, 29.49%, 11/21/24 . 102 102
991259033.UG.FTS.B, 29.49%, 11/21/24 . 327 328
991263744.UG.FTS.B, 29.49%, 11/21/24 . 323 324
991264912.UG.FTS.B, 29.49%, 11/21/24 . 131 131
991265780.UG.FTS.B, 29.49%, 11/21/24 . 26 26
991266684.UG.FTS.B, 29.49%, 11/21/24 . 4,046 526
991268256.UG.FTS.B, 29.49%, 11/21/24 . 55 55
991269668.UG.FTS.B, 29.49%, 11/21/24 . 229 229
991270231.UG.FTS.B, 29.49%, 11/21/24 . – –
991272123.UG.FTS.B, 29.49%, 11/21/24 . 1,104 1,106
991273052.UG.FTS.B, 29.49%, 11/21/24 . 517 514
991275188.UG.FTS.B, 29.49%, 11/21/24 . 388 389
991275695.UG.FTS.B, 29.49%, 11/21/24 . 36 36
991278138.UG.FTS.B, 29.49%, 11/21/24 . 119 120
991279084.UG.FTS.B, 29.49%, 11/21/24 . 28 25
991280045.UG.FTS.B, 29.49%, 11/21/24 . 25 1
991280082.UG.FTS.B, 29.49%, 11/21/24 . 84 85
991284824.UG.FTS.B, 29.49%, 11/21/24 . 54 54
991284917.UG.FTS.B, 29.49%, 11/21/24 . 246 167
991286129.UG.FTS.B, 29.49%, 11/21/24 . 77 5

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991290359.UG.FTS.B, 29.49%, 11/21/24 . $ 19 $ 3
991294280.UG.FTS.B, 29.49%, 11/21/24 . 46 46
991298339.UG.FTS.B, 29.49%, 11/21/24 . 41 41
991299649.UG.FTS.B, 29.49%, 11/21/24 . 465 466
991126063.UG.FTS.B, 29.99%, 11/21/24 . 22 22
991098281.UG.FTS.B, Zero Cpn, 11/22/24 1,401 94
991101741.UG.FTS.B, Zero Cpn, 11/22/24 115 8
991104768.UG.FTS.B, Zero Cpn, 11/22/24 122 8
991111833.UG.FTS.B, Zero Cpn, 11/22/24 66 5
991114226.UG.FTS.B, Zero Cpn, 11/22/24 365 25
991145298.UG.FTS.B, Zero Cpn, 11/22/24 999 68
991147772.UG.FTS.B, Zero Cpn, 11/22/24 529 36
991161584.UG.FTS.B, Zero Cpn, 11/22/24 151 10
991177387.UG.FTS.B, Zero Cpn, 11/22/24 355 25
991189601.UG.FTS.B, Zero Cpn, 11/22/24 221 15
991273601.UG.FTS.B, Zero Cpn, 11/22/24 2,785 189
991299119.UG.FTS.B, Zero Cpn, 11/22/24 82 6
991300750.UG.FTS.B, Zero Cpn, 11/22/24 66 4
991114211.UG.FTS.B, 18.97%, 11/22/24 .. 545 359
991122742.UG.FTS.B, 18.97%, 11/22/24 . 180 178
991125689.UG.FTS.B, 18.97%, 11/22/24 . 243 241
991135300.UG.FTS.B, 18.97%, 11/22/24 . 1,633 1,617
991154003.UG.FTS.B, 18.97%, 11/22/24 . 873 866
991187405.UG.FTS.B, 18.97%, 11/22/24 . – –
991239632.UG.FTS.B, 18.97%, 11/22/24 . 3,762 3,733
991118023.UG.FTS.B, 19.21%, 11/22/24 .. 196 194
991119286.UG.FTS.B, 19.21%, 11/22/24 .. 756 748
991119833.UG.FTS.B, 19.21%, 11/22/24 .. 904 897
991199042.UG.FTS.B, 19.21%, 11/22/24 . 693 687
991115137.UG.FTS.B, 19.8%, 11/22/24 ... 24 24
991191076.UG.FTS.B, 19.8%, 11/22/24 .. 969 73
991102712.UG.FTS.B, 19.99%, 11/22/24 . 26 26
991103401.UG.FTS.B, 19.99%, 11/22/24 . 518 526
991121665.UG.FTS.B, 19.99%, 11/22/24 . 110 111
991132324.UG.FTS.B, 19.99%, 11/22/24 . 226 224
991134545.UG.FTS.B, 19.99%, 11/22/24 . 1,214 1,233
991157348.UG.FTS.B, 19.99%, 11/22/24 . 433 439
991166717.UG.FTS.B, 19.99%, 11/22/24 . 273 275
991181160.UG.FTS.B, 19.99%, 11/22/24 .. 693 667
991214703.UG.FTS.B, 19.99%, 11/22/24 . 1,003 1,011
991227531.UG.FTS.B, 19.99%, 11/22/24 . 791 794
991271550.UG.FTS.B, 19.99%, 11/22/24 . 852 836
991279794.UG.FTS.B, 19.99%, 11/22/24 . 459 459
991118572.UG.FTS.B, 20.46%, 11/22/24 .. 5 5
991183733.UG.FTS.B, 20.46%, 11/22/24 . 589 583
991204119.UG.FTS.B, 20.46%, 11/22/24 . 54 53
991213596.UG.FTS.B, 20.46%, 11/22/24 . 3,139 3,110
991246393.UG.FTS.B, 20.46%, 11/22/24 . 531 64
991264755.UG.FTS.B, 20.46%, 11/22/24 . 158 155
991286438.UG.FTS.B, 20.46%, 11/22/24 . 217 213
991267133.UG.FTS.B, 20.97%, 11/22/24 . 232 228
991103945.UG.FTS.B, 21.46%, 11/22/24 . 23 23
991104711.UG.FTS.B, 21.46%, 11/22/24 .. 256 252
991113408.UG.FTS.B, 21.46%, 11/22/24 .. 146 11
991113844.UG.FTS.B, 21.46%, 11/22/24 .. 162 12
991118422.UG.FTS.B, 21.46%, 11/22/24 .. 1,899 1,879
991131049.UG.FTS.B, 21.46%, 11/22/24 . 217 215
991173108.UG.FTS.B, 21.46%, 11/22/24 . 151 149
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991215119.UG.FTS.B, 21.46%, 11/22/24 . $ 693 $ 679
991216679.UG.FTS.B, 21.46%, 11/22/24 . 547 42
991099821.UG.FTS.B, 21.98%, 11/22/24 . 244 241
991116000.UG.FTS.B, 21.98%, 11/22/24 .. 400 395
991127574.UG.FTS.B, 21.98%, 11/22/24 . 768 760
991133212.UG.FTS.B, 21.98%, 11/22/24 . 525 64
991285026.UG.FTS.B, 21.98%, 11/22/24 . 125 122
991101812.UG.FTS.B, 22.95%, 11/22/24 . 174 114
991118260.UG.FTS.B, 22.95%, 11/22/24 .. 944 618
991100723.UG.FTS.B, 22.97%, 11/22/24 . 166 164
991196292.UG.FTS.B, 22.97%, 11/22/24 . 214 211
991124752.UG.FTS.B, 23.95%, 11/22/24 . 154 152
991272573.UG.FTS.B, 23.95%, 11/22/24 . 496 344
991238426.UG.FTS.B, 25.94%, 11/22/24 . 328 322
991166382.UG.FTS.B, 26.94%, 11/22/24 . 129 127
991180574.UG.FTS.B, 26.94%, 11/22/24 . 328 323
991295104.UG.FTS.B, 26.94%, 11/22/24 . 114 111
991101777.UG.FTS.B, 27.99%, 11/22/24 . 198 202
991104265.UG.FTS.B, 27.99%, 11/22/24 . 2,721 2,761
991110516.UG.FTS.B, 27.99%, 11/22/24 .. 1,211 1,188
991115779.UG.FTS.B, 27.99%, 11/22/24 .. 1,065 1,033
991163793.UG.FTS.B, 27.99%, 11/22/24 . 306 (10)
991193135.UG.FTS.B, 27.99%, 11/22/24 . 118 77
991098772.UG.FTS.B, 28.98%, 11/22/24 . 1,085 73
991099542.UG.FTS.B, 28.98%, 11/22/24 . 2 2
991099746.UG.FTS.B, 28.98%, 11/22/24 . – –
991100308.UG.FTS.B, 28.98%, 11/22/24 . 15 13
991100358.UG.FTS.B, 28.98%, 11/22/24 . 404 410
991100836.UG.FTS.B, 28.98%, 11/22/24 . 601 607
991102689.UG.FTS.B, 28.98%, 11/22/24 . 15 15
991102922.UG.FTS.B, 28.98%, 11/22/24 . 483 490
991102964.UG.FTS.B, 28.98%, 11/22/24 . 178 180
991103009.UG.FTS.B, 28.98%, 11/22/24 . 288 292
991103706.UG.FTS.B, 28.98%, 11/22/24 . 1,741 1,708
991103849.UG.FTS.B, 28.98%, 11/22/24 . 450 58
991104196.UG.FTS.B, 28.98%, 11/22/24 . 320 322
991104456.UG.FTS.B, 28.98%, 11/22/24 . 1,253 1,251
991104504.UG.FTS.B, 28.98%, 11/22/24 . 305 309
991104984.UG.FTS.B, 28.98%, 11/22/24 . 40 40
991105023.UG.FTS.B, 28.98%, 11/22/24 . 3,562 3,618
991105794.UG.FTS.B, 28.98%, 11/22/24 . 1,524 1,547
991106035.UG.FTS.B, 28.98%, 11/22/24 . 167 170
991106304.UG.FTS.B, 28.98%, 11/22/24 . 13 13
991106358.UG.FTS.B, 28.98%, 11/22/24 . 280 279
991107161.UG.FTS.B, 28.98%, 11/22/24 . 89 89
991107556.UG.FTS.B, 28.98%, 11/22/24 . 814 785
991107575.UG.FTS.B, 28.98%, 11/22/24 . 342 345
991107921.UG.FTS.B, 28.98%, 11/22/24 . 1,933 1,953
991110155.UG.FTS.B, 28.98%, 11/22/24 .. 190 189
991110358.UG.FTS.B, 28.98%, 11/22/24 .. 179 180
991110618.UG.FTS.B, 28.98%, 11/22/24 .. 92 93
991110667.UG.FTS.B, 28.98%, 11/22/24 .. 30 30
991110719.UG.FTS.B, 28.98%, 11/22/24 .. 168 171
991111928.UG.FTS.B, 28.98%, 11/22/24 .. 1,021 69
991115061.UG.FTS.B, 28.98%, 11/22/24 .. 134 135
991116602.UG.FTS.B, 28.98%, 11/22/24 .. 517 524
991116973.UG.FTS.B, 28.98%, 11/22/24 .. 361 366
991117549.UG.FTS.B, 28.98%, 11/22/24 .. 108 110

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991118128.UG.FTS.B, 28.98%, 11/22/24 .. $ 156 $ 154
991121376.UG.FTS.B, 28.98%, 11/22/24 . 111 (4)
991121466.UG.FTS.B, 28.98%, 11/22/24 . 147 149
991122119.UG.FTS.B, 28.98%, 11/22/24 .. 94 96
991122717.UG.FTS.B, 28.98%, 11/22/24 . 99 13
991123827.UG.FTS.B, 28.98%, 11/22/24 . 831 833
991124865.UG.FTS.B, 28.98%, 11/22/24 . 151 32
991125590.UG.FTS.B, 28.98%, 11/22/24 . 106 69
991126345.UG.FTS.B, 28.98%, 11/22/24 . 36 36
991127224.UG.FTS.B, 28.98%, 11/22/24 . 790 802
991127481.UG.FTS.B, 28.98%, 11/22/24 . 790 794
991127588.UG.FTS.B, 28.98%, 11/22/24 . 107 108
991128896.UG.FTS.B, 28.98%, 11/22/24 . 740 160
991128908.UG.FTS.B, 28.98%, 11/22/24 . 182 185
991130694.UG.FTS.B, 28.98%, 11/22/24 . 39 39
991131367.UG.FTS.B, 28.98%, 11/22/24 . 485 472
991131812.UG.FTS.B, 28.98%, 11/22/24 . 192 195
991132839.UG.FTS.B, 28.98%, 11/22/24 . 142 144
991132905.UG.FTS.B, 28.98%, 11/22/24 . 264 261
991134808.UG.FTS.B, 28.98%, 11/22/24 . 583 585
991136765.UG.FTS.B, 28.98%, 11/22/24 . 851 864
991137116.UG.FTS.B, 28.98%, 11/22/24 .. 606 615
991137246.UG.FTS.B, 28.98%, 11/22/24 . 720 723
991139063.UG.FTS.B, 28.98%, 11/22/24 . 33 33
991139408.UG.FTS.B, 28.98%, 11/22/24 . 99 100
991143616.UG.FTS.B, 28.98%, 11/22/24 . 468 475
991143933.UG.FTS.B, 28.98%, 11/22/24 . 405 411
991147010.UG.FTS.B, 28.98%, 11/22/24 . 97 99
991147828.UG.FTS.B, 28.98%, 11/22/24 . – –
991147880.UG.FTS.B, 28.98%, 11/22/24 . 48 48
991147942.UG.FTS.B, 28.98%, 11/22/24 . 1,983 2,014
991149223.UG.FTS.B, 28.98%, 11/22/24 . 95 96
991149451.UG.FTS.B, 28.98%, 11/22/24 . 788 800
991149743.UG.FTS.B, 28.98%, 11/22/24 . 14 14
991152381.UG.FTS.B, 28.98%, 11/22/24 . 177 178
991152665.UG.FTS.B, 28.98%, 11/22/24 . 1,968 1,999
991153364.UG.FTS.B, 28.98%, 11/22/24 . 565 574
991154869.UG.FTS.B, 28.98%, 11/22/24 . 128 127
991156074.UG.FTS.B, 28.98%, 11/22/24 . 197 199
991156523.UG.FTS.B, 28.98%, 11/22/24 . 225 225
991158354.UG.FTS.B, 28.98%, 11/22/24 . 9 9
991159179.UG.FTS.B, 28.98%, 11/22/24 . 427 434
991161581.UG.FTS.B, 28.98%, 11/22/24 . 578 585
991162076.UG.FTS.B, 28.98%, 11/22/24 . 72 72
991162865.UG.FTS.B, 28.98%, 11/22/24 . 135 135
991163227.UG.FTS.B, 28.98%, 11/22/24 . 444 451
991163493.UG.FTS.B, 28.98%, 11/22/24 . – –
991163510.UG.FTS.B, 28.98%, 11/22/24 . 374 367
991163764.UG.FTS.B, 28.98%, 11/22/24 . 171 171
991167377.UG.FTS.B, 28.98%, 11/22/24 . 235 238
991169488.UG.FTS.B, 28.98%, 11/22/24 . 275 279
991169914.UG.FTS.B, 28.98%, 11/22/24 . 402 406
991171489.UG.FTS.B, 28.98%, 11/22/24 . 269 35
991173036.UG.FTS.B, 28.98%, 11/22/24 . 99 100
991173716.UG.FTS.B, 28.98%, 11/22/24 . 888 896
991174929.UG.FTS.B, 28.98%, 11/22/24 . 36 36
991175168.UG.FTS.B, 28.98%, 11/22/24 . – –
991176204.UG.FTS.B, 28.98%, 11/22/24 . 1,393 105
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991177122.UG.FTS.B, 28.98%, 11/22/24 . $ 2,692 $ 2,677
991179841.UG.FTS.B, 28.98%, 11/22/24 . 211 205
991180530.UG.FTS.B, 28.98%, 11/22/24 . 249 252
991184097.UG.FTS.B, 28.98%, 11/22/24 . 297 301
991184113.UG.FTS.B, 28.98%, 11/22/24 .. 2,645 2,666
991188676.UG.FTS.B, 28.98%, 11/22/24 . 932 920
991195368.UG.FTS.B, 28.98%, 11/22/24 . 103 105
991195764.UG.FTS.B, 28.98%, 11/22/24 . 112 113
991197771.UG.FTS.B, 28.98%, 11/22/24 . 179 182
991201198.UG.FTS.B, 28.98%, 11/22/24 . 19 19
991204158.UG.FTS.B, 28.98%, 11/22/24 . 247 247
991216209.UG.FTS.B, 28.98%, 11/22/24 . 812 532
991219493.UG.FTS.B, 28.98%, 11/22/24 . 175 177
991220798.UG.FTS.B, 28.98%, 11/22/24 . 136 10
991223543.UG.FTS.B, 28.98%, 11/22/24 . 125 124
991223597.UG.FTS.B, 28.98%, 11/22/24 . 232 233
991223823.UG.FTS.B, 28.98%, 11/22/24 . 78 78
991224363.UG.FTS.B, 28.98%, 11/22/24 . 351 356
991224526.UG.FTS.B, 28.98%, 11/22/24 . 258 259
991228177.UG.FTS.B, 28.98%, 11/22/24 . 145 147
991228922.UG.FTS.B, 28.98%, 11/22/24 . 150 152
991230477.UG.FTS.B, 28.98%, 11/22/24 . 305 302
991234896.UG.FTS.B, 28.98%, 11/22/24 . 528 529
991235776.UG.FTS.B, 28.98%, 11/22/24 . 74 75
991238171.UG.FTS.B, 28.98%, 11/22/24 . 162 162
991240071.UG.FTS.B, 28.98%, 11/22/24 . 245 17
991240407.UG.FTS.B, 28.98%, 11/22/24 . 674 418
991246872.UG.FTS.B, 28.98%, 11/22/24 . 777 779
991251324.UG.FTS.B, 28.98%, 11/22/24 . 112 113
991255263.UG.FTS.B, 28.98%, 11/22/24 . 160 161
991260952.UG.FTS.B, 28.98%, 11/22/24 . 97 96
991261138.UG.FTS.B, 28.98%, 11/22/24 . – –
991261500.UG.FTS.B, 28.98%, 11/22/24 . 108 107
991262138.UG.FTS.B, 28.98%, 11/22/24 . 158 158
991266288.UG.FTS.B, 28.98%, 11/22/24 . 506 35
991266543.UG.FTS.B, 28.98%, 11/22/24 . 68 67
991267570.UG.FTS.B, 28.98%, 11/22/24 . 77 78
991269175.UG.FTS.B, 28.98%, 11/22/24 . 86 86
991277025.UG.FTS.B, 28.98%, 11/22/24 . 11 11
991279336.UG.FTS.B, 28.98%, 11/22/24 . 62 61
991281415.UG.FTS.B, 28.98%, 11/22/24 . 16 15
991285253.UG.FTS.B, 28.98%, 11/22/24 . 412 409
991285685.UG.FTS.B, 28.98%, 11/22/24 . 776 778
991291345.UG.FTS.B, 28.98%, 11/22/24 . 146 146
991297896.UG.FTS.B, 28.98%, 11/22/24 . 738 728
991299270.UG.FTS.B, 28.98%, 11/22/24 . 775 777
991299458.UG.FTS.B, 28.98%, 11/22/24 . 581 582
991301362.UG.FTS.B, 28.98%, 11/22/24 . 358 26
991302261.UG.FTS.B, 28.98%, 11/22/24 . 40 40
991304220.UG.FTS.B, 28.98%, 11/22/24 . 124 124
991304298.UG.FTS.B, 28.98%, 11/22/24 . 635 636
991306198.UG.FTS.B, 28.98%, 11/22/24 . 205 203
991307686.UG.FTS.B, 28.98%, 11/22/24 . 225 225
991311847.UG.FTS.B, 28.98%, 11/22/24 . 278 275
991312199.UG.FTS.B, 28.98%, 11/22/24 . 34 2
991103252.UG.FTS.B, 29.46%, 11/22/24 . 363 360
991163125.UG.FTS.B, 29.46%, 11/22/24 . – –
991098562.UG.FTS.B, 29.49%, 11/22/24 . 602 581

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991099101.UG.FTS.B, 29.49%, 11/22/24 . $ 99 $ 101
991099341.UG.FTS.B, 29.49%, 11/22/24 . 52 4
991099717.UG.FTS.B, 29.49%, 11/22/24 . 390 (5)
991100054.UG.FTS.B, 29.49%, 11/22/24 . 613 624
991100376.UG.FTS.B, 29.49%, 11/22/24 . 309 306
991100404.UG.FTS.B, 29.49%, 11/22/24 . 225 228
991100501.UG.FTS.B, 29.49%, 11/22/24 . 187 189
991100555.UG.FTS.B, 29.49%, 11/22/24 . 1,079 1,097
991100639.UG.FTS.B, 29.49%, 11/22/24 . 11 11
991101821.UG.FTS.B, 29.49%, 11/22/24 . 782 794
991102587.UG.FTS.B, 29.49%, 11/22/24 . 357 363
991102722.UG.FTS.B, 29.49%, 11/22/24 . 22 22
991102779.UG.FTS.B, 29.49%, 11/22/24 . 1 –
991102823.UG.FTS.B, 29.49%, 11/22/24 . 130 132
991103134.UG.FTS.B, 29.49%, 11/22/24 . 49 49
991103303.UG.FTS.B, 29.49%, 11/22/24 . 249 253
991103486.UG.FTS.B, 29.49%, 11/22/24 . 54 54
991103862.UG.FTS.B, 29.49%, 11/22/24 . 213 213
991103865.UG.FTS.B, 29.49%, 11/22/24 . 579 576
991104396.UG.FTS.B, 29.49%, 11/22/24 . 166 169
991104826.UG.FTS.B, 29.49%, 11/22/24 . 91 92
991105467.UG.FTS.B, 29.49%, 11/22/24 . 22 22
991105680.UG.FTS.B, 29.49%, 11/22/24 . 123 124
991106222.UG.FTS.B, 29.49%, 11/22/24 . 3,472 450
991106794.UG.FTS.B, 29.49%, 11/22/24 . 141 140
991107019.UG.FTS.B, 29.49%, 11/22/24 . 217 206
991107152.UG.FTS.B, 29.49%, 11/22/24 . 195 199
991107154.UG.FTS.B, 29.49%, 11/22/24 . 542 550
991107277.UG.FTS.B, 29.49%, 11/22/24 . 41 41
991107318.UG.FTS.B, 29.49%, 11/22/24 . 862 875
991107393.UG.FTS.B, 29.49%, 11/22/24 . 1,309 1,320
991107494.UG.FTS.B, 29.49%, 11/22/24 . 282 283
991107833.UG.FTS.B, 29.49%, 11/22/24 . 391 28
991108083.UG.FTS.B, 29.49%, 11/22/24 . 212 216
991108088.UG.FTS.B, 29.49%, 11/22/24 . 527 529
991108800.UG.FTS.B, 29.49%, 11/22/24 . 255 256
991108957.UG.FTS.B, 29.49%, 11/22/24 . 90 89
991109049.UG.FTS.B, 29.49%, 11/22/24 . 585 596
991109271.UG.FTS.B, 29.49%, 11/22/24 . 252 164
991109483.UG.FTS.B, 29.49%, 11/22/24 . 409 414
991109990.UG.FTS.B, 29.49%, 11/22/24 . 360 365
991110027.UG.FTS.B, 29.49%, 11/22/24 .. 33 33
991110287.UG.FTS.B, 29.49%, 11/22/24 .. 13 13
991110330.UG.FTS.B, 29.49%, 11/22/24 .. 443 270
991110632.UG.FTS.B, 29.49%, 11/22/24 .. 10 10
991111182.UG.FTS.B, 29.49%, 11/22/24 .. 17 17
991112073.UG.FTS.B, 29.49%, 11/22/24 .. 262 267
991112519.UG.FTS.B, 29.49%, 11/22/24 .. 529 (13)
991112757.UG.FTS.B, 29.49%, 11/22/24 .. 99 94
991112758.UG.FTS.B, 29.49%, 11/22/24 .. 274 262
991113516.UG.FTS.B, 29.49%, 11/22/24 .. 183 185
991114614.UG.FTS.B, 29.49%, 11/22/24 .. 91 90
991116156.UG.FTS.B, 29.49%, 11/22/24 .. 129 130
991116852.UG.FTS.B, 29.49%, 11/22/24 .. 73 73
991116896.UG.FTS.B, 29.49%, 11/22/24 .. 193 196
991117593.UG.FTS.B, 29.49%, 11/22/24 .. 38 38
991117611.UG.FTS.B, 29.49%, 11/22/24 .. 30 30
991117809.UG.FTS.B, 29.49%, 11/22/24 .. 256 261
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991119993.UG.FTS.B, 29.49%, 11/22/24 .. $ 236 $ 241
991120831.UG.FTS.B, 29.49%, 11/22/24 . 124 126
991120837.UG.FTS.B, 29.49%, 11/22/24 . 1,167 1,190
991121290.UG.FTS.B, 29.49%, 11/22/24 . 27 27
991122279.UG.FTS.B, 29.49%, 11/22/24 . 119 118
991122380.UG.FTS.B, 29.49%, 11/22/24 . 223 225
991122835.UG.FTS.B, 29.49%, 11/22/24 . 1,634 1,634
991123695.UG.FTS.B, 29.49%, 11/22/24 . 445 452
991123820.UG.FTS.B, 29.49%, 11/22/24 . 502 510
991124015.UG.FTS.B, 29.49%, 11/22/24 . 371 371
991124721.UG.FTS.B, 29.49%, 11/22/24 . 262 266
991125303.UG.FTS.B, 29.49%, 11/22/24 . 161 164
991126049.UG.FTS.B, 29.49%, 11/22/24 . 72 72
991128623.UG.FTS.B, 29.49%, 11/22/24 . 12 12
991128630.UG.FTS.B, 29.49%, 11/22/24 . 253 258
991129931.UG.FTS.B, 29.49%, 11/22/24 . 11 11
991130950.UG.FTS.B, 29.49%, 11/22/24 . 57 57
991132446.UG.FTS.B, 29.49%, 11/22/24 . 116 117
991133333.UG.FTS.B, 29.49%, 11/22/24 . 54 54
991133526.UG.FTS.B, 29.49%, 11/22/24 . 25 25
991134505.UG.FTS.B, 29.49%, 11/22/24 . 637 (15)
991137652.UG.FTS.B, 29.49%, 11/22/24 . 100 101
991138174.UG.FTS.B, 29.49%, 11/22/24 . 225 228
991138935.UG.FTS.B, 29.49%, 11/22/24 . 38 38
991139223.UG.FTS.B, 29.49%, 11/22/24 . 662 668
991139541.UG.FTS.B, 29.49%, 11/22/24 . 808 811
991140957.UG.FTS.B, 29.49%, 11/22/24 . 131 130
991141109.UG.FTS.B, 29.49%, 11/22/24 .. 52 52
991141211.UG.FTS.B, 29.49%, 11/22/24 .. 254 252
991141918.UG.FTS.B, 29.49%, 11/22/24 . 1,580 1,606
991144588.UG.FTS.B, 29.49%, 11/22/24 . 297 302
991146799.UG.FTS.B, 29.49%, 11/22/24 . 75 76
991148239.UG.FTS.B, 29.49%, 11/22/24 . 788 802
991149855.UG.FTS.B, 29.49%, 11/22/24 . 547 557
991150574.UG.FTS.B, 29.49%, 11/22/24 . 254 254
991150981.UG.FTS.B, 29.49%, 11/22/24 . 137 136
991151592.UG.FTS.B, 29.49%, 11/22/24 . 22 22
991151922.UG.FTS.B, 29.49%, 11/22/24 . 56 56
991153215.UG.FTS.B, 29.49%, 11/22/24 . 193 192
991153231.UG.FTS.B, 29.49%, 11/22/24 . 95 96
991153822.UG.FTS.B, 29.49%, 11/22/24 . 221 224
991155428.UG.FTS.B, 29.49%, 11/22/24 . 10 9
991155708.UG.FTS.B, 29.49%, 11/22/24 . 491 500
991156880.UG.FTS.B, 29.49%, 11/22/24 . 248 252
991158055.UG.FTS.B, 29.49%, 11/22/24 . 486 494
991158534.UG.FTS.B, 29.49%, 11/22/24 . 36 36
991158905.UG.FTS.B, 29.49%, 11/22/24 . 339 336
991158946.UG.FTS.B, 29.49%, 11/22/24 . 137 88
991160748.UG.FTS.B, 29.49%, 11/22/24 . 340 46
991162354.UG.FTS.B, 29.49%, 11/22/24 . 166 167
991162836.UG.FTS.B, 29.49%, 11/22/24 . 41 41
991162973.UG.FTS.B, 29.49%, 11/22/24 . 69 70
991166135.UG.FTS.B, 29.49%, 11/22/24 . 142 11
991167111.UG.FTS.B, 29.49%, 11/22/24 .. 423 31
991168635.UG.FTS.B, 29.49%, 11/22/24 . 120 9
991168948.UG.FTS.B, 29.49%, 11/22/24 . 789 799
991169210.UG.FTS.B, 29.49%, 11/22/24 . 382 (15)
991173886.UG.FTS.B, 29.49%, 11/22/24 . 706 716

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991173914.UG.FTS.B, 29.49%, 11/22/24 . $ 89 $ 90
991174146.UG.FTS.B, 29.49%, 11/22/24 . 91 91
991174310.UG.FTS.B, 29.49%, 11/22/24 . 235 233
991175535.UG.FTS.B, 29.49%, 11/22/24 . 179 179
991176814.UG.FTS.B, 29.49%, 11/22/24 . 1,335 1,356
991177459.UG.FTS.B, 29.49%, 11/22/24 . 979 127
991178964.UG.FTS.B, 29.49%, 11/22/24 . 221 30
991179561.UG.FTS.B, 29.49%, 11/22/24 . 106 106
991180237.UG.FTS.B, 29.49%, 11/22/24 . 20 20
991181818.UG.FTS.B, 29.49%, 11/22/24 . 158 159
991182736.UG.FTS.B, 29.49%, 11/22/24 . 143 146
991184193.UG.FTS.B, 29.49%, 11/22/24 . 375 80
991184452.UG.FTS.B, 29.49%, 11/22/24 . 556 557
991189207.UG.FTS.B, 29.49%, 11/22/24 . 250 254
991191963.UG.FTS.B, 29.49%, 11/22/24 . 381 381
991195371.UG.FTS.B, 29.49%, 11/22/24 . 357 359
991195991.UG.FTS.B, 29.49%, 11/22/24 . 156 159
991196497.UG.FTS.B, 29.49%, 11/22/24 . 84 83
991206669.UG.FTS.B, 29.49%, 11/22/24 . 50 50
991208520.UG.FTS.B, 29.49%, 11/22/24 . 109 109
991217210.UG.FTS.B, 29.49%, 11/22/24 . 235 239
991217394.UG.FTS.B, 29.49%, 11/22/24 . 157 159
991219101.UG.FTS.B, 29.49%, 11/22/24 . 97 97
991220143.UG.FTS.B, 29.49%, 11/22/24 . – –
991222931.UG.FTS.B, 29.49%, 11/22/24 . 1,851 1,884
991223979.UG.FTS.B, 29.49%, 11/22/24 . 90 91
991225553.UG.FTS.B, 29.49%, 11/22/24 . 236 239
991227864.UG.FTS.B, 29.49%, 11/22/24 . 26 26
991229296.UG.FTS.B, 29.49%, 11/22/24 . 45 45
991229961.UG.FTS.B, 29.49%, 11/22/24 . 1 1
991235969.UG.FTS.B, 29.49%, 11/22/24 . 270 274
991236637.UG.FTS.B, 29.49%, 11/22/24 . 86 87
991239074.UG.FTS.B, 29.49%, 11/22/24 . 96 97
991239091.UG.FTS.B, 29.49%, 11/22/24 . 884 606
991241546.UG.FTS.B, 29.49%, 11/22/24 . 307 42
991243773.UG.FTS.B, 29.49%, 11/22/24 . 62 62
991244847.UG.FTS.B, 29.49%, 11/22/24 . 57 56
991245259.UG.FTS.B, 29.49%, 11/22/24 . 132 134
991245820.UG.FTS.B, 29.49%, 11/22/24 . 446 445
991246182.UG.FTS.B, 29.49%, 11/22/24 . 31 31
991255887.UG.FTS.B, 29.49%, 11/22/24 . 157 157
991259852.UG.FTS.B, 29.49%, 11/22/24 . 51 51
991267717.UG.FTS.B, 29.49%, 11/22/24 . 779 781
991269536.UG.FTS.B, 29.49%, 11/22/24 . 70 71
991272047.UG.FTS.B, 29.49%, 11/22/24 . 153 (2)
991274490.UG.FTS.B, 29.49%, 11/22/24 . 75 76
991278795.UG.FTS.B, 29.49%, 11/22/24 . 148 148
991279836.UG.FTS.B, 29.49%, 11/22/24 . 174 175
991281331.UG.FTS.B, 29.49%, 11/22/24 . 292 291
991286123.UG.FTS.B, 29.49%, 11/22/24 . 1,056 1,052
991288087.UG.FTS.B, 29.49%, 11/22/24 . 121 121
991290240.UG.FTS.B, 29.49%, 11/22/24 . 188 187
991291999.UG.FTS.B, 29.49%, 11/22/24 . 80 81
991293465.UG.FTS.B, 29.49%, 11/22/24 . 217 214
991293990.UG.FTS.B, 29.49%, 11/22/24 . 61 61
991299932.UG.FTS.B, 29.49%, 11/22/24 . 3,077 3,038
991300187.UG.FTS.B, 29.49%, 11/22/24 . 595 597
991300515.UG.FTS.B, 29.49%, 11/22/24 . 140 30
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991302607.UG.FTS.B, 29.49%, 11/22/24 . $ – $ –
991302610.UG.FTS.B, 29.49%, 11/22/24 . 586 584
991305981.UG.FTS.B, 29.49%, 11/22/24 . 73 74
991311428.UG.FTS.B, 29.49%, 11/22/24 . 1 1
991105945.UG.FTS.B, Zero Cpn, 11/23/24 337 23
991107806.UG.FTS.B, Zero Cpn, 11/23/24 502 34
991115789.UG.FTS.B, Zero Cpn, 11/23/24 2,502 173
991129801.UG.FTS.B, Zero Cpn, 11/23/24 106 7
991144603.UG.FTS.B, Zero Cpn, 11/23/24 652 45
991204905.UG.FTS.B, Zero Cpn, 11/23/24 1,207 82
991196638.UG.FTS.B, 14.98%, 11/23/24 . 743 744
991229244.UG.FTS.B, 18.97%, 11/23/24 . 698 690
991232122.UG.FTS.B, 18.97%, 11/23/24 . 59 58
991181980.UG.FTS.B, 19.21%, 11/23/24 . 540 550
991196293.UG.FTS.B, 19.21%, 11/23/24 . 587 582
991247451.UG.FTS.B, 19.21%, 11/23/24 . 376 373
991254731.UG.FTS.B, 19.21%, 11/23/24 . 20 20
991313399.UG.FTS.B, 19.21%, 11/23/24 . 259 263
991126095.UG.FTS.B, 19.46%, 11/23/24 . 212 210
991168137.UG.FTS.B, 19.8%, 11/23/24 .. 357 354
991168372.UG.FTS.B, 19.8%, 11/23/24 .. 2,277 2,258
991208250.UG.FTS.B, 19.8%, 11/23/24 .. 31 31
991237671.UG.FTS.B, 19.8%, 11/23/24 .. 167 165
991106870.UG.FTS.B, 19.99%, 11/23/24 . 35 –
991108230.UG.FTS.B, 19.99%, 11/23/24 . 93 93
991108654.UG.FTS.B, 19.99%, 11/23/24 . 135 138
991111693.UG.FTS.B, 19.99%, 11/23/24 .. – –
991113893.UG.FTS.B, 19.99%, 11/23/24 .. 19 19
991114190.UG.FTS.B, 19.99%, 11/23/24 .. 68 68
991114531.UG.FTS.B, 19.99%, 11/23/24 .. 175 22
991117423.UG.FTS.B, 19.99%, 11/23/24 .. 116 116
991123941.UG.FTS.B, 19.99%, 11/23/24 . 1,496 1,538
991126181.UG.FTS.B, 19.99%, 11/23/24 . 499 62
991126600.UG.FTS.B, 19.99%, 11/23/24 . 1,869 1,899
991126654.UG.FTS.B, 19.99%, 11/23/24 . 280 284
991129498.UG.FTS.B, 19.99%, 11/23/24 . 460 459
991132382.UG.FTS.B, 19.99%, 11/23/24 . 131 133
991132671.UG.FTS.B, 19.99%, 11/23/24 . 172 174
991133827.UG.FTS.B, 19.99%, 11/23/24 . 452 455
991138036.UG.FTS.B, 19.99%, 11/23/24 . 89 90
991147270.UG.FTS.B, 19.99%, 11/23/24 . 105 105
991148492.UG.FTS.B, 19.99%, 11/23/24 . 101 –
991150692.UG.FTS.B, 19.99%, 11/23/24 . 314 328
991162960.UG.FTS.B, 19.99%, 11/23/24 . 187 189
991167674.UG.FTS.B, 19.99%, 11/23/24 . 375 373
991170878.UG.FTS.B, 19.99%, 11/23/24 . 49 49
991229310.UG.FTS.B, 19.99%, 11/23/24 . 277 281
991232620.UG.FTS.B, 19.99%, 11/23/24 . 150 152
991244136.UG.FTS.B, 19.99%, 11/23/24 . 490 497
991249488.UG.FTS.B, 19.99%, 11/23/24 . 44 1
991262811.UG.FTS.B, 19.99%, 11/23/24 . 146 149
991283781.UG.FTS.B, 19.99%, 11/23/24 . 493 501
991296137.UG.FTS.B, 19.99%, 11/23/24 . 212 213
991300760.UG.FTS.B, 19.99%, 11/23/24 . 228 229
991313088.UG.FTS.B, 19.99%, 11/23/24 . 389 387
991106798.UG.FTS.B, 20.46%, 11/23/24 . 2,125 2,152
991147229.UG.FTS.B, 20.46%, 11/23/24 . 244 242
991275313.UG.FTS.B, 20.46%, 11/23/24 . 262 257

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991181180.UG.FTS.B, 20.97%, 11/23/24 .. $ 136 $ 134
991184027.UG.FTS.B, 20.97%, 11/23/24 . 229 226
991246945.UG.FTS.B, 20.97%, 11/23/24 . – –
991282683.UG.FTS.B, 20.97%, 11/23/24 . 72 72
991105721.UG.FTS.B, 21.46%, 11/23/24 . 248 245
991113758.UG.FTS.B, 21.46%, 11/23/24 .. 130 129
991114571.UG.FTS.B, 21.46%, 11/23/24 .. 343 339
991119625.UG.FTS.B, 21.46%, 11/23/24 .. 566 557
991125579.UG.FTS.B, 21.46%, 11/23/24 . 662 654
991135432.UG.FTS.B, 21.46%, 11/23/24 . 2,598 2,571
991147013.UG.FTS.B, 21.46%, 11/23/24 . 266 270
991148866.UG.FTS.B, 21.46%, 11/23/24 . 3,828 3,787
991155217.UG.FTS.B, 21.46%, 11/23/24 . 436 431
991187835.UG.FTS.B, 21.46%, 11/23/24 . 140 137
991106966.UG.FTS.B, 21.98%, 11/23/24 . 914 895
991184569.UG.FTS.B, 21.98%, 11/23/24 . 150 148
991184768.UG.FTS.B, 21.98%, 11/23/24 . 545 537
991276829.UG.FTS.B, 21.98%, 11/23/24 . 326 319
991191830.UG.FTS.B, 22.95%, 11/23/24 . 383 379
991145323.UG.FTS.B, 22.97%, 11/23/24 . 190 188
991288971.UG.FTS.B, 23.95%, 11/23/24 . 34 33
991178607.UG.FTS.B, 25.94%, 11/23/24 . 231 49
991121850.UG.FTS.B, 26.94%, 11/23/24 . 539 532
991144096.UG.FTS.B, 26.94%, 11/23/24 . 497 490
991146136.UG.FTS.B, 26.94%, 11/23/24 . 1,614 1,591
991108416.UG.FTS.B, 27.95%, 11/23/24 . 23 23
991147765.UG.FTS.B, 27.95%, 11/23/24 . 261 264
991109616.UG.FTS.B, 27.99%, 11/23/24 . 653 664
991111208.UG.FTS.B, 27.99%, 11/23/24 .. 1 1
991119177.UG.FTS.B, 27.99%, 11/23/24 .. 109 106
991131246.UG.FTS.B, 27.99%, 11/23/24 . 690 696
991142996.UG.FTS.B, 27.99%, 11/23/24 . 486 493
991180765.UG.FTS.B, 27.99%, 11/23/24 . 1 1
991232344.UG.FTS.B, 27.99%, 11/23/24 . 97 99
991105091.UG.FTS.B, 28.98%, 11/23/24 . 13 13
991105483.UG.FTS.B, 28.98%, 11/23/24 . 627 634
991105842.UG.FTS.B, 28.98%, 11/23/24 . 417 421
991106197.UG.FTS.B, 28.98%, 11/23/24 . 1,372 1,393
991106233.UG.FTS.B, 28.98%, 11/23/24 . 101 103
991106264.UG.FTS.B, 28.98%, 11/23/24 . 594 599
991106362.UG.FTS.B, 28.98%, 11/23/24 . 50 3
991106442.UG.FTS.B, 28.98%, 11/23/24 . 22 3
991106501.UG.FTS.B, 28.98%, 11/23/24 . 139 141
991106668.UG.FTS.B, 28.98%, 11/23/24 . 294 298
991107573.UG.FTS.B, 28.98%, 11/23/24 . 3,302 727
991108103.UG.FTS.B, 28.98%, 11/23/24 . 168 175
991108190.UG.FTS.B, 28.98%, 11/23/24 . 1,351 1,367
991108227.UG.FTS.B, 28.98%, 11/23/24 . 307 309
991108887.UG.FTS.B, 28.98%, 11/23/24 . 129 131
991109723.UG.FTS.B, 28.98%, 11/23/24 . 543 551
991110228.UG.FTS.B, 28.98%, 11/23/24 .. 938 131
991110526.UG.FTS.B, 28.98%, 11/23/24 .. 619 629
991110800.UG.FTS.B, 28.98%, 11/23/24 .. 543 560
991110924.UG.FTS.B, 28.98%, 11/23/24 .. 154 161
991112737.UG.FTS.B, 28.98%, 11/23/24 .. 226 229
991113617.UG.FTS.B, 28.98%, 11/23/24 .. 11 10
991114478.UG.FTS.B, 28.98%, 11/23/24 .. 407 413
991115207.UG.FTS.B, 28.98%, 11/23/24 .. 62 62
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991115378.UG.FTS.B, 28.98%, 11/23/24 .. $ 146 $ 148
991115753.UG.FTS.B, 28.98%, 11/23/24 .. 67 69
991115795.UG.FTS.B, 28.98%, 11/23/24 .. 468 (12)
991116614.UG.FTS.B, 28.98%, 11/23/24 .. 562 70
991117626.UG.FTS.B, 28.98%, 11/23/24 .. 2,085 2,086
991121613.UG.FTS.B, 28.98%, 11/23/24 . 239 242
991122196.UG.FTS.B, 28.98%, 11/23/24 . 10 10
991123355.UG.FTS.B, 28.98%, 11/23/24 . 113 113
991124417.UG.FTS.B, 28.98%, 11/23/24 . 605 601
991124798.UG.FTS.B, 28.98%, 11/23/24 . 522 529
991124910.UG.FTS.B, 28.98%, 11/23/24 . 313 (11)
991125415.UG.FTS.B, 28.98%, 11/23/24 . 344 341
991125837.UG.FTS.B, 28.98%, 11/23/24 . 396 412
991130272.UG.FTS.B, 28.98%, 11/23/24 . 286 288
991131479.UG.FTS.B, 28.98%, 11/23/24 . 625 635
991132085.UG.FTS.B, 28.98%, 11/23/24 . 94 93
991132396.UG.FTS.B, 28.98%, 11/23/24 . 448 432
991132511.UG.FTS.B, 28.98%, 11/23/24 .. 574 580
991132894.UG.FTS.B, 28.98%, 11/23/24 . 192 194
991133163.UG.FTS.B, 28.98%, 11/23/24 . 224 234
991133989.UG.FTS.B, 28.98%, 11/23/24 . 66 66
991134804.UG.FTS.B, 28.98%, 11/23/24 . 262 (10)
991136357.UG.FTS.B, 28.98%, 11/23/24 . 21 21
991137990.UG.FTS.B, 28.98%, 11/23/24 . 263 35
991138634.UG.FTS.B, 28.98%, 11/23/24 . 217 220
991139844.UG.FTS.B, 28.98%, 11/23/24 . 185 187
991140922.UG.FTS.B, 28.98%, 11/23/24 . 112 70
991141819.UG.FTS.B, 28.98%, 11/23/24 . 936 950
991142579.UG.FTS.B, 28.98%, 11/23/24 . 531 357
991147458.UG.FTS.B, 28.98%, 11/23/24 . 334 339
991147938.UG.FTS.B, 28.98%, 11/23/24 . 357 361
991148591.UG.FTS.B, 28.98%, 11/23/24 . 2,602 2,600
991148949.UG.FTS.B, 28.98%, 11/23/24 . 158 160
991150357.UG.FTS.B, 28.98%, 11/23/24 . 178 177
991151935.UG.FTS.B, 28.98%, 11/23/24 . 224 234
991152386.UG.FTS.B, 28.98%, 11/23/24 . 237 241
991155173.UG.FTS.B, 28.98%, 11/23/24 . 118 8
991156346.UG.FTS.B, 28.98%, 11/23/24 . 8 8
991157081.UG.FTS.B, 28.98%, 11/23/24 . 160 160
991158618.UG.FTS.B, 28.98%, 11/23/24 . 215 218
991158999.UG.FTS.B, 28.98%, 11/23/24 . 21 21
991162664.UG.FTS.B, 28.98%, 11/23/24 . 1,568 1,573
991166090.UG.FTS.B, 28.98%, 11/23/24 . 54 5
991169414.UG.FTS.B, 28.98%, 11/23/24 . 5,349 5,432
991170456.UG.FTS.B, 28.98%, 11/23/24 . 413 419
991170493.UG.FTS.B, 28.98%, 11/23/24 . 196 199
991171491.UG.FTS.B, 28.98%, 11/23/24 . 100 100
991173980.UG.FTS.B, 28.98%, 11/23/24 . 98 13
991178866.UG.FTS.B, 28.98%, 11/23/24 . 577 585
991181974.UG.FTS.B, 28.98%, 11/23/24 . 1,012 1,020
991183433.UG.FTS.B, 28.98%, 11/23/24 . – –
991187003.UG.FTS.B, 28.98%, 11/23/24 . 833 835
991187197.UG.FTS.B, 28.98%, 11/23/24 . 137 139
991187965.UG.FTS.B, 28.98%, 11/23/24 . 3 3
991188766.UG.FTS.B, 28.98%, 11/23/24 . 1,418 1,440
991189874.UG.FTS.B, 28.98%, 11/23/24 . 1,605 1,678
991193318.UG.FTS.B, 28.98%, 11/23/24 . 67 67
991194147.UG.FTS.B, 28.98%, 11/23/24 . 1,438 1,427

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991199059.UG.FTS.B, 28.98%, 11/23/24 . $ 60 $ 61
991205665.UG.FTS.B, 28.98%, 11/23/24 . 99 7
991207407.UG.FTS.B, 28.98%, 11/23/24 . 72 72
991209380.UG.FTS.B, 28.98%, 11/23/24 . 606 615
991214567.UG.FTS.B, 28.98%, 11/23/24 . 457 464
991216477.UG.FTS.B, 28.98%, 11/23/24 . 329 23
991216950.UG.FTS.B, 28.98%, 11/23/24 . 783 794
991221105.UG.FTS.B, 28.98%, 11/23/24 . 107 107
991221838.UG.FTS.B, 28.98%, 11/23/24 . 157 158
991225329.UG.FTS.B, 28.98%, 11/23/24 . 156 159
991234421.UG.FTS.B, 28.98%, 11/23/24 . 177 176
991237162.UG.FTS.B, 28.98%, 11/23/24 . 594 (21)
991238561.UG.FTS.B, 28.98%, 11/23/24 . 75 75
991239647.UG.FTS.B, 28.98%, 11/23/24 . 141 143
991239983.UG.FTS.B, 28.98%, 11/23/24 . 237 238
991240082.UG.FTS.B, 28.98%, 11/23/24 . 1,171 1,189
991244320.UG.FTS.B, 28.98%, 11/23/24 . – –
991245554.UG.FTS.B, 28.98%, 11/23/24 . 685 687
991258067.UG.FTS.B, 28.98%, 11/23/24 . 42 41
991258826.UG.FTS.B, 28.98%, 11/23/24 . 242 31
991263923.UG.FTS.B, 28.98%, 11/23/24 . 101 102
991264563.UG.FTS.B, 28.98%, 11/23/24 . 566 583
991266187.UG.FTS.B, 28.98%, 11/23/24 . 198 200
991266191.UG.FTS.B, 28.98%, 11/23/24 . 148 147
991268038.UG.FTS.B, 28.98%, 11/23/24 . 438 432
991271407.UG.FTS.B, 28.98%, 11/23/24 . 140 140
991272708.UG.FTS.B, 28.98%, 11/23/24 . 224 223
991274816.UG.FTS.B, 28.98%, 11/23/24 . 18 18
991277238.UG.FTS.B, 28.98%, 11/23/24 . 140 139
991277293.UG.FTS.B, 28.98%, 11/23/24 . 84 85
991277474.UG.FTS.B, 28.98%, 11/23/24 . 210 210
991282136.UG.FTS.B, 28.98%, 11/23/24 . 688 689
991291709.UG.FTS.B, 28.98%, 11/23/24 . 7 7
991294425.UG.FTS.B, 28.98%, 11/23/24 . 34 34
991296682.UG.FTS.B, 28.98%, 11/23/24 . 1,823 1,805
991299505.UG.FTS.B, 28.98%, 11/23/24 . 543 544
991307067.UG.FTS.B, 28.98%, 11/23/24 . 44 45
991308841.UG.FTS.B, 28.98%, 11/23/24 . 75 76
991309043.UG.FTS.B, 28.98%, 11/23/24 . 848 873
991311434.UG.FTS.B, 28.98%, 11/23/24 . 77 78
991314948.UG.FTS.B, 28.98%, 11/23/24 . 52 1
991315348.UG.FTS.B, 28.98%, 11/23/24 . 181 186
991316267.UG.FTS.B, 28.98%, 11/23/24 . 52 53
991317555.UG.FTS.B, 28.98%, 11/23/24 . 9 9
991105167.UG.FTS.B, 29.49%, 11/23/24 . 73 74
991105369.UG.FTS.B, 29.49%, 11/23/24 . 1,723 226
991105648.UG.FTS.B, 29.49%, 11/23/24 . 108 110
991105654.UG.FTS.B, 29.49%, 11/23/24 . 813 794
991105752.UG.FTS.B, 29.49%, 11/23/24 . 80 80
991105847.UG.FTS.B, 29.49%, 11/23/24 . 664 150
991106019.UG.FTS.B, 29.49%, 11/23/24 . 74 73
991106576.UG.FTS.B, 29.49%, 11/23/24 . 1,056 1,059
991106876.UG.FTS.B, 29.49%, 11/23/24 . 108 110
991107180.UG.FTS.B, 29.49%, 11/23/24 . 232 236
991107549.UG.FTS.B, 29.49%, 11/23/24 . 261 262
991107676.UG.FTS.B, 29.49%, 11/23/24 . 150 157
991108014.UG.FTS.B, 29.49%, 11/23/24 . 62 62
991108021.UG.FTS.B, 29.49%, 11/23/24 . – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991108326.UG.FTS.B, 29.49%, 11/23/24 . $ 76 $ 77
991108629.UG.FTS.B, 29.49%, 11/23/24 . 66 66
991108694.UG.FTS.B, 29.49%, 11/23/24 . – –
991109380.UG.FTS.B, 29.49%, 11/23/24 . 104 106
991109761.UG.FTS.B, 29.49%, 11/23/24 . 174 178
991109836.UG.FTS.B, 29.49%, 11/23/24 . 28 28
991109974.UG.FTS.B, 29.49%, 11/23/24 . 191 25
991110089.UG.FTS.B, 29.49%, 11/23/24 .. 212 216
991110148.UG.FTS.B, 29.49%, 11/23/24 .. 540 535
991110258.UG.FTS.B, 29.49%, 11/23/24 .. 403 407
991110335.UG.FTS.B, 29.49%, 11/23/24 .. 151 150
991110395.UG.FTS.B, 29.49%, 11/23/24 .. 1,000 133
991110975.UG.FTS.B, 29.49%, 11/23/24 .. 942 959
991111371.UG.FTS.B, 29.49%, 11/23/24 .. 530 538
991111569.UG.FTS.B, 29.49%, 11/23/24 .. 95 97
991111596.UG.FTS.B, 29.49%, 11/23/24 .. 382 399
991111942.UG.FTS.B, 29.49%, 11/23/24 .. 148 152
991112160.UG.FTS.B, 29.49%, 11/23/24 .. 663 664
991112242.UG.FTS.B, 29.49%, 11/23/24 .. 848 867
991113220.UG.FTS.B, 29.49%, 11/23/24 .. 182 185
991113469.UG.FTS.B, 29.49%, 11/23/24 .. 158 161
991113878.UG.FTS.B, 29.49%, 11/23/24 .. – –
991114124.UG.FTS.B, 29.49%, 11/23/24 .. 613 620
991114452.UG.FTS.B, 29.49%, 11/23/24 .. 758 (112)
991114587.UG.FTS.B, 29.49%, 11/23/24 .. 60 48
991115039.UG.FTS.B, 29.49%, 11/23/24 .. 149 151
991115112.UG.FTS.B, 29.49%, 11/23/24 .. 293 290
991115841.UG.FTS.B, 29.49%, 11/23/24 .. 1,115 1,134
991115845.UG.FTS.B, 29.49%, 11/23/24 .. 50 51
991116352.UG.FTS.B, 29.49%, 11/23/24 .. 86 91
991116525.UG.FTS.B, 29.49%, 11/23/24 .. 93 95
991116572.UG.FTS.B, 29.49%, 11/23/24 .. 120 122
991116593.UG.FTS.B, 29.49%, 11/23/24 .. 130 (5)
991116778.UG.FTS.B, 29.49%, 11/23/24 .. – –
991116897.UG.FTS.B, 29.49%, 11/23/24 .. 162 163
991117167.UG.FTS.B, 29.49%, 11/23/24 .. 163 163
991117289.UG.FTS.B, 29.49%, 11/23/24 .. 672 670
991117538.UG.FTS.B, 29.49%, 11/23/24 .. 445 453
991117838.UG.FTS.B, 29.49%, 11/23/24 .. 101 103
991119667.UG.FTS.B, 29.49%, 11/23/24 .. 46 46
991120312.UG.FTS.B, 29.49%, 11/23/24 . 2,370 2,408
991120820.UG.FTS.B, 29.49%, 11/23/24 . 816 827
991121326.UG.FTS.B, 29.49%, 11/23/24 . 791 805
991121590.UG.FTS.B, 29.49%, 11/23/24 . 143 19
991122619.UG.FTS.B, 29.49%, 11/23/24 . 146 149
991122671.UG.FTS.B, 29.49%, 11/23/24 . 34 34
991123109.UG.FTS.B, 29.49%, 11/23/24 . 767 779
991123464.UG.FTS.B, 29.49%, 11/23/24 . 54 54
991123706.UG.FTS.B, 29.49%, 11/23/24 . 265 (10)
991124838.UG.FTS.B, 29.49%, 11/23/24 . 1,034 1,049
991125428.UG.FTS.B, 29.49%, 11/23/24 . 194 198
991125707.UG.FTS.B, 29.49%, 11/23/24 . 465 470
991127127.UG.FTS.B, 29.49%, 11/23/24 . 206 210
991130146.UG.FTS.B, 29.49%, 11/23/24 . 43 43
991130653.UG.FTS.B, 29.49%, 11/23/24 . 37 36
991131039.UG.FTS.B, 29.49%, 11/23/24 . 26 26
991133996.UG.FTS.B, 29.49%, 11/23/24 . 155 150
991134257.UG.FTS.B, 29.49%, 11/23/24 . 3,969 4,017

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991134333.UG.FTS.B, 29.49%, 11/23/24 . $ 396 $ 402
991134773.UG.FTS.B, 29.49%, 11/23/24 . 61 60
991135109.UG.FTS.B, 29.49%, 11/23/24 . 395 403
991135586.UG.FTS.B, 29.49%, 11/23/24 . 474 479
991135760.UG.FTS.B, 29.49%, 11/23/24 . 37 37
991136186.UG.FTS.B, 29.49%, 11/23/24 . 1,601 1,569
991136347.UG.FTS.B, 29.49%, 11/23/24 . 3 3
991137340.UG.FTS.B, 29.49%, 11/23/24 . 90 89
991138608.UG.FTS.B, 29.49%, 11/23/24 . 156 156
991139033.UG.FTS.B, 29.49%, 11/23/24 . 980 992
991141149.UG.FTS.B, 29.49%, 11/23/24 .. 157 160
991141906.UG.FTS.B, 29.49%, 11/23/24 . 415 422
991144041.UG.FTS.B, 29.49%, 11/23/24 . 282 287
991144784.UG.FTS.B, 29.49%, 11/23/24 . 85 84
991145858.UG.FTS.B, 29.49%, 11/23/24 . 457 456
991146058.UG.FTS.B, 29.49%, 11/23/24 . 28 27
991146628.UG.FTS.B, 29.49%, 11/23/24 . 126 127
991146849.UG.FTS.B, 29.49%, 11/23/24 . 746 781
991150084.UG.FTS.B, 29.49%, 11/23/24 . 81 (3)
991151065.UG.FTS.B, 29.49%, 11/23/24 . 497 501
991151181.UG.FTS.B, 29.49%, 11/23/24 .. 2,780 2,804
991153760.UG.FTS.B, 29.49%, 11/23/24 . 386 386
991154151.UG.FTS.B, 29.49%, 11/23/24 . 161 164
991154156.UG.FTS.B, 29.49%, 11/23/24 . 136 136
991154824.UG.FTS.B, 29.49%, 11/23/24 . 125 28
991154837.UG.FTS.B, 29.49%, 11/23/24 . 41 35
991155401.UG.FTS.B, 29.49%, 11/23/24 . 189 193
991156245.UG.FTS.B, 29.49%, 11/23/24 . 798 806
991156266.UG.FTS.B, 29.49%, 11/23/24 . – –
991157333.UG.FTS.B, 29.49%, 11/23/24 . 82 83
991158412.UG.FTS.B, 29.49%, 11/23/24 . 44 44
991159269.UG.FTS.B, 29.49%, 11/23/24 . 57 58
991159397.UG.FTS.B, 29.49%, 11/23/24 . 968 986
991159766.UG.FTS.B, 29.49%, 11/23/24 . 20 3
991159977.UG.FTS.B, 29.49%, 11/23/24 . 81 81
991163512.UG.FTS.B, 29.49%, 11/23/24 . 395 397
991165122.UG.FTS.B, 29.49%, 11/23/24 . 1,810 1,769
991167603.UG.FTS.B, 29.49%, 11/23/24 . 336 339
991171535.UG.FTS.B, 29.49%, 11/23/24 . 225 229
991172898.UG.FTS.B, 29.49%, 11/23/24 . 30 30
991173144.UG.FTS.B, 29.49%, 11/23/24 . 416 419
991174043.UG.FTS.B, 29.49%, 11/23/24 . 37 37
991174718.UG.FTS.B, 29.49%, 11/23/24 . 52 52
991175162.UG.FTS.B, 29.49%, 11/23/24 . 351 356
991179514.UG.FTS.B, 29.49%, 11/23/24 . 189 26
991180111.UG.FTS.B, 29.49%, 11/23/24 .. 168 22
991182655.UG.FTS.B, 29.49%, 11/23/24 . 64 64
991183124.UG.FTS.B, 29.49%, 11/23/24 . 211 213
991189600.UG.FTS.B, 29.49%, 11/23/24 . 4 4
991190240.UG.FTS.B, 29.49%, 11/23/24 . 36 36
991191859.UG.FTS.B, 29.49%, 11/23/24 . 132 134
991193878.UG.FTS.B, 29.49%, 11/23/24 . 13 13
991193886.UG.FTS.B, 29.49%, 11/23/24 . 41 41
991194242.UG.FTS.B, 29.49%, 11/23/24 . 96 (4)
991195252.UG.FTS.B, 29.49%, 11/23/24 . 531 36
991198566.UG.FTS.B, 29.49%, 11/23/24 . 162 164
991200285.UG.FTS.B, 29.49%, 11/23/24 . 529 529
991203413.UG.FTS.B, 29.49%, 11/23/24 . 21 21
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991204254.UG.FTS.B, 29.49%, 11/23/24 . $ 17 $ 17
991204587.UG.FTS.B, 29.49%, 11/23/24 . 422 429
991206494.UG.FTS.B, 29.49%, 11/23/24 . 32 (1)
991208929.UG.FTS.B, 29.49%, 11/23/24 . 158 163
991211494.UG.FTS.B, 29.49%, 11/23/24 . 693 696
991212308.UG.FTS.B, 29.49%, 11/23/24 . 43 43
991213705.UG.FTS.B, 29.49%, 11/23/24 . – –
991215835.UG.FTS.B, 29.49%, 11/23/24 . 261 57
991218593.UG.FTS.B, 29.49%, 11/23/24 . 326 331
991221818.UG.FTS.B, 29.49%, 11/23/24 . 144 146
991224830.UG.FTS.B, 29.49%, 11/23/24 . 622 636
991230430.UG.FTS.B, 29.49%, 11/23/24 . 414 420
991230703.UG.FTS.B, 29.49%, 11/23/24 . 245 54
991231664.UG.FTS.B, 29.49%, 11/23/24 . 151 150
991232475.UG.FTS.B, 29.49%, 11/23/24 . 57 56
991232879.UG.FTS.B, 29.49%, 11/23/24 . 42 42
991237095.UG.FTS.B, 29.49%, 11/23/24 . 46 46
991239388.UG.FTS.B, 29.49%, 11/23/24 . 191 194
991240088.UG.FTS.B, 29.49%, 11/23/24 . 434 30
991243902.UG.FTS.B, 29.49%, 11/23/24 . 641 650
991244025.UG.FTS.B, 29.49%, 11/23/24 . 110 113
991248642.UG.FTS.B, 29.49%, 11/23/24 . 231 233
991255614.UG.FTS.B, 29.49%, 11/23/24 . 64 48
991256878.UG.FTS.B, 29.49%, 11/23/24 . 294 296
991257001.UG.FTS.B, 29.49%, 11/23/24 . 132 132
991257574.UG.FTS.B, 29.49%, 11/23/24 . 111 111
991267903.UG.FTS.B, 29.49%, 11/23/24 . 226 227
991269535.UG.FTS.B, 29.49%, 11/23/24 . 1,110 1,083
991270894.UG.FTS.B, 29.49%, 11/23/24 . 103 103
991271521.UG.FTS.B, 29.49%, 11/23/24 . 20 20
991274815.UG.FTS.B, 29.49%, 11/23/24 . 98 99
991276557.UG.FTS.B, 29.49%, 11/23/24 . 312 313
991276581.UG.FTS.B, 29.49%, 11/23/24 . 81 80
991278544.UG.FTS.B, 29.49%, 11/23/24 . 94 94
991280169.UG.FTS.B, 29.49%, 11/23/24 . 329 329
991280901.UG.FTS.B, 29.49%, 11/23/24 . 791 785
991283471.UG.FTS.B, 29.49%, 11/23/24 . 85 62
991285673.UG.FTS.B, 29.49%, 11/23/24 . 57 4
991286593.UG.FTS.B, 29.49%, 11/23/24 . – –
991286904.UG.FTS.B, 29.49%, 11/23/24 . 102 106
991287640.UG.FTS.B, 29.49%, 11/23/24 . 42 42
991288512.UG.FTS.B, 29.49%, 11/23/24 . 620 621
991290316.UG.FTS.B, 29.49%, 11/23/24 . 13 12
991291469.UG.FTS.B, 29.49%, 11/23/24 . 146 10
991292477.UG.FTS.B, 29.49%, 11/23/24 . 138 139
991293746.UG.FTS.B, 29.49%, 11/23/24 . 199 199
991293772.UG.FTS.B, 29.49%, 11/23/24 . 562 563
991298763.UG.FTS.B, 29.49%, 11/23/24 . 194 195
991298999.UG.FTS.B, 29.49%, 11/23/24 . – –
991299031.UG.FTS.B, 29.49%, 11/23/24 . 231 229
991304104.UG.FTS.B, 29.49%, 11/23/24 . 42 42
991308017.UG.FTS.B, 29.49%, 11/23/24 . 74 74
991308684.UG.FTS.B, 29.49%, 11/23/24 . – –
991310336.UG.FTS.B, 29.49%, 11/23/24 . 65 5
991317078.UG.FTS.B, 29.49%, 11/23/24 . 3 3
991317468.UG.FTS.B, 29.49%, 11/23/24 . 119 123
991121569.UG.FTS.B, Zero Cpn, 11/24/24 132 9
991128859.UG.FTS.B, Zero Cpn, 11/24/24 86 6

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991129010.UG.FTS.B, Zero Cpn, 11/24/24 $ 628 $ 42
991171871.UG.FTS.B, Zero Cpn, 11/24/24 92 6
991209384.UG.FTS.B, Zero Cpn, 11/24/24 264 18
991231250.UG.FTS.B, Zero Cpn, 11/24/24 39 3
991241450.UG.FTS.B, Zero Cpn, 11/24/24 35 2
991247010.UG.FTS.B, Zero Cpn, 11/24/24 1,958 133
991269519.UG.FTS.B, Zero Cpn, 11/24/24 716 48
991133971.UG.FTS.B, 18.97%, 11/24/24 . 108 107
991115361.UG.FTS.B, 19.21%, 11/24/24 .. 630 626
991130184.UG.FTS.B, 19.21%, 11/24/24 . 509 504
991224275.UG.FTS.B, 19.21%, 11/24/24 . 3,946 3,904
991111330.UG.FTS.B, 19.8%, 11/24/24 ... 810 804
991145491.UG.FTS.B, 19.8%, 11/24/24 .. – –
991165081.UG.FTS.B, 19.8%, 11/24/24 .. 599 591
991222205.UG.FTS.B, 19.8%, 11/24/24 .. 64 64
991124951.UG.FTS.B, 19.99%, 11/24/24 . 114 9
991129972.UG.FTS.B, 19.99%, 11/24/24 . 144 18
991130672.UG.FTS.B, 19.99%, 11/24/24 . 112 112
991132353.UG.FTS.B, 19.99%, 11/24/24 . 1,459 1,470
991134660.UG.FTS.B, 19.99%, 11/24/24 . 250 249
991137740.UG.FTS.B, 19.99%, 11/24/24 . 134 134
991164622.UG.FTS.B, 19.99%, 11/24/24 . 404 404
991169645.UG.FTS.B, 19.99%, 11/24/24 . 455 462
991195686.UG.FTS.B, 19.99%, 11/24/24 . 16 16
991226952.UG.FTS.B, 19.99%, 11/24/24 . 505 507
991241069.UG.FTS.B, 19.99%, 11/24/24 . 668 679
991266535.UG.FTS.B, 19.99%, 11/24/24 . 465 473
991267796.UG.FTS.B, 19.99%, 11/24/24 . 1,204 1,213
991270414.UG.FTS.B, 19.99%, 11/24/24 . 433 434
991281311.UG.FTS.B, 19.99%, 11/24/24 . 39 40
991314125.UG.FTS.B, 19.99%, 11/24/24 . 162 167
991323110.UG.FTS.B, 19.99%, 11/24/24 . 639 659
991206759.UG.FTS.B, 20.46%, 11/24/24 . 160 158
991225373.UG.FTS.B, 20.46%, 11/24/24 . 61 60
991234378.UG.FTS.B, 20.46%, 11/24/24 . 179 177
991331471.UG.FTS.B, 20.46%, 11/24/24 . 1,057 691
991143002.UG.FTS.B, 20.97%, 11/24/24 . 107 75
991321251.UG.FTS.B, 20.97%, 11/24/24 . 679 686
991112013.UG.FTS.B, 21.46%, 11/24/24 .. 351 348
991112640.UG.FTS.B, 21.46%, 11/24/24 .. 439 435
991112744.UG.FTS.B, 21.46%, 11/24/24 .. 2,081 2,053
991130832.UG.FTS.B, 21.46%, 11/24/24 . 563 555
991138789.UG.FTS.B, 21.46%, 11/24/24 . 205 203
991179536.UG.FTS.B, 21.46%, 11/24/24 . 140 139
991218297.UG.FTS.B, 21.46%, 11/24/24 . 786 776
991291326.UG.FTS.B, 21.46%, 11/24/24 . 67 67
991331734.UG.FTS.B, 21.46%, 11/24/24 . 1,349 1,321
991286331.UG.FTS.B, 21.97%, 11/24/24 . 391 383
991111830.UG.FTS.B, 21.98%, 11/24/24 .. 240 244
991139914.UG.FTS.B, 21.98%, 11/24/24 . 985 972
991159326.UG.FTS.B, 21.98%, 11/24/24 . 1,039 1,025
991185001.UG.FTS.B, 21.98%, 11/24/24 . 399 388
991208843.UG.FTS.B, 21.98%, 11/24/24 . 48 48
991163034.UG.FTS.B, 22.97%, 11/24/24 . 281 277
991166214.UG.FTS.B, 22.97%, 11/24/24 . 785 774
991215359.UG.FTS.B, 22.97%, 11/24/24 . 360 355
991118924.UG.FTS.B, 26.94%, 11/24/24 .. 393 387
991116696.UG.FTS.B, 27.99%, 11/24/24 .. 31 31
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991126327.UG.FTS.B, 27.99%, 11/24/24 . $ 1,626 $ 1,653
991220698.UG.FTS.B, 27.99%, 11/24/24 . 54 53
991110984.UG.FTS.B, 28.98%, 11/24/24 .. 360 366
991111228.UG.FTS.B, 28.98%, 11/24/24 .. – –
991111495.UG.FTS.B, 28.98%, 11/24/24 .. 230 226
991111603.UG.FTS.B, 28.98%, 11/24/24 .. 688 699
991111840.UG.FTS.B, 28.98%, 11/24/24 .. 36 36
991111855.UG.FTS.B, 28.98%, 11/24/24 .. 75 78
991112268.UG.FTS.B, 28.98%, 11/24/24 .. 194 194
991112755.UG.FTS.B, 28.98%, 11/24/24 .. 412 413
991114157.UG.FTS.B, 28.98%, 11/24/24 .. 133 134
991114456.UG.FTS.B, 28.98%, 11/24/24 .. 103 103
991114757.UG.FTS.B, 28.98%, 11/24/24 .. 29 29
991114983.UG.FTS.B, 28.98%, 11/24/24 .. 275 20
991115106.UG.FTS.B, 28.98%, 11/24/24 .. 130 129
991115476.UG.FTS.B, 28.98%, 11/24/24 .. 193 17
991115731.UG.FTS.B, 28.98%, 11/24/24 .. 587 596
991115771.UG.FTS.B, 28.98%, 11/24/24 .. 127 128
991115887.UG.FTS.B, 28.98%, 11/24/24 .. 202 14
991115956.UG.FTS.B, 28.98%, 11/24/24 .. 1,669 1,686
991116765.UG.FTS.B, 28.98%, 11/24/24 .. 156 159
991117166.UG.FTS.B, 28.98%, 11/24/24 .. 59 60
991117782.UG.FTS.B, 28.98%, 11/24/24 .. 39 39
991117884.UG.FTS.B, 28.98%, 11/24/24 .. 29 30
991118320.UG.FTS.B, 28.98%, 11/24/24 .. 547 555
991118889.UG.FTS.B, 28.98%, 11/24/24 .. 64 64
991121551.UG.FTS.B, 28.98%, 11/24/24 . 16 16
991122909.UG.FTS.B, 28.98%, 11/24/24 . 85 86
991123265.UG.FTS.B, 28.98%, 11/24/24 . 171 12
991124473.UG.FTS.B, 28.98%, 11/24/24 . 16 16
991125472.UG.FTS.B, 28.98%, 11/24/24 . 232 17
991125521.UG.FTS.B, 28.98%, 11/24/24 . 44 44
991126948.UG.FTS.B, 28.98%, 11/24/24 . 1,544 1,552
991127431.UG.FTS.B, 28.98%, 11/24/24 . 373 29
991127870.UG.FTS.B, 28.98%, 11/24/24 . 158 161
991129331.UG.FTS.B, 28.98%, 11/24/24 . 512 521
991129823.UG.FTS.B, 28.98%, 11/24/24 . 144 145
991131631.UG.FTS.B, 28.98%, 11/24/24 . 70 70
991132332.UG.FTS.B, 28.98%, 11/24/24 . 2,045 2,050
991132732.UG.FTS.B, 28.98%, 11/24/24 . 52 52
991133108.UG.FTS.B, 28.98%, 11/24/24 . 163 163
991135126.UG.FTS.B, 28.98%, 11/24/24 . 122 121
991136873.UG.FTS.B, 28.98%, 11/24/24 . 100 101
991138643.UG.FTS.B, 28.98%, 11/24/24 . 202 137
991138713.UG.FTS.B, 28.98%, 11/24/24 . 35 35
991139184.UG.FTS.B, 28.98%, 11/24/24 . 119 119
991141492.UG.FTS.B, 28.98%, 11/24/24 . 639 649
991143702.UG.FTS.B, 28.98%, 11/24/24 . 274 277
991146335.UG.FTS.B, 28.98%, 11/24/24 . 870 879
991146475.UG.FTS.B, 28.98%, 11/24/24 . 294 296
991146950.UG.FTS.B, 28.98%, 11/24/24 . 303 306
991151978.UG.FTS.B, 28.98%, 11/24/24 . – –
991155175.UG.FTS.B, 28.98%, 11/24/24 . – –
991159323.UG.FTS.B, 28.98%, 11/24/24 . 348 47
991162240.UG.FTS.B, 28.98%, 11/24/24 . 104 104
991163260.UG.FTS.B, 28.98%, 11/24/24 . 190 25
991165417.UG.FTS.B, 28.98%, 11/24/24 . 519 527
991167862.UG.FTS.B, 28.98%, 11/24/24 . 604 614

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991169353.UG.FTS.B, 28.98%, 11/24/24 . $ 236 $ 240
991170105.UG.FTS.B, 28.98%, 11/24/24 . 201 204
991174153.UG.FTS.B, 28.98%, 11/24/24 . 77 78
991180982.UG.FTS.B, 28.98%, 11/24/24 . 2,740 2,746
991182918.UG.FTS.B, 28.98%, 11/24/24 . 41 41
991183279.UG.FTS.B, 28.98%, 11/24/24 . 438 284
991187157.UG.FTS.B, 28.98%, 11/24/24 . 80 81
991192057.UG.FTS.B, 28.98%, 11/24/24 . 160 12
991193965.UG.FTS.B, 28.98%, 11/24/24 . 147 147
991195043.UG.FTS.B, 28.98%, 11/24/24 . 210 213
991200198.UG.FTS.B, 28.98%, 11/24/24 . 18 18
991203318.UG.FTS.B, 28.98%, 11/24/24 . 136 133
991204082.UG.FTS.B, 28.98%, 11/24/24 . 14 14
991205194.UG.FTS.B, 28.98%, 11/24/24 . 558 566
991211967.UG.FTS.B, 28.98%, 11/24/24 . 1,258 1,239
991216255.UG.FTS.B, 28.98%, 11/24/24 . 605 612
991217054.UG.FTS.B, 28.98%, 11/24/24 . 31 31
991222712.UG.FTS.B, 28.98%, 11/24/24 . 55 55
991223013.UG.FTS.B, 28.98%, 11/24/24 . 36 36
991232413.UG.FTS.B, 28.98%, 11/24/24 . 282 281
991232709.UG.FTS.B, 28.98%, 11/24/24 . 663 668
991236189.UG.FTS.B, 28.98%, 11/24/24 . 14 14
991240494.UG.FTS.B, 28.98%, 11/24/24 . 379 384
991261528.UG.FTS.B, 28.98%, 11/24/24 . 47 47
991262046.UG.FTS.B, 28.98%, 11/24/24 . 41 41
991264837.UG.FTS.B, 28.98%, 11/24/24 . 9 9
991266274.UG.FTS.B, 28.98%, 11/24/24 . 156 157
991266369.UG.FTS.B, 28.98%, 11/24/24 . 1,947 1,953
991269039.UG.FTS.B, 28.98%, 11/24/24 . – –
991270229.UG.FTS.B, 28.98%, 11/24/24 . 155 156
991272606.UG.FTS.B, 28.98%, 11/24/24 . 188 188
991275524.UG.FTS.B, 28.98%, 11/24/24 . 67 68
991280149.UG.FTS.B, 28.98%, 11/24/24 . 482 483
991281993.UG.FTS.B, 28.98%, 11/24/24 . 456 455
991283370.UG.FTS.B, 28.98%, 11/24/24 . 142 145
991286761.UG.FTS.B, 28.98%, 11/24/24 . 41 41
991295581.UG.FTS.B, 28.98%, 11/24/24 . 932 929
991306063.UG.FTS.B, 28.98%, 11/24/24 . 420 421
991309886.UG.FTS.B, 28.98%, 11/24/24 . 18 18
991317004.UG.FTS.B, 28.98%, 11/24/24 . 579 596
991318215.UG.FTS.B, 28.98%, 11/24/24 . – –
991319670.UG.FTS.B, 28.98%, 11/24/24 . 441 445
991320497.UG.FTS.B, 28.98%, 11/24/24 . 155 160
991321225.UG.FTS.B, 28.98%, 11/24/24 . 387 397
991321731.UG.FTS.B, 28.98%, 11/24/24 . 150 150
991323064.UG.FTS.B, 28.98%, 11/24/24 . 101 103
991323210.UG.FTS.B, 28.98%, 11/24/24 . 774 798
991323300.UG.FTS.B, 28.98%, 11/24/24 . – –
991118786.UG.FTS.B, 29.46%, 11/24/24 .. 1,558 1,615
991210059.UG.FTS.B, 29.48%, 11/24/24 . 35 35
991110698.UG.FTS.B, 29.49%, 11/24/24 .. 122 2
991110746.UG.FTS.B, 29.49%, 11/24/24 .. 212 143
991111741.UG.FTS.B, 29.49%, 11/24/24 .. 761 105
991112012.UG.FTS.B, 29.49%, 11/24/24 .. 92 94
991112797.UG.FTS.B, 29.49%, 11/24/24 .. 124 27
991112804.UG.FTS.B, 29.49%, 11/24/24 .. 38 38
991113016.UG.FTS.B, 29.49%, 11/24/24 .. 667 151
991113047.UG.FTS.B, 29.49%, 11/24/24 .. 125 9
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991113347.UG.FTS.B, 29.49%, 11/24/24 .. $ 1,237 $ 167
991113830.UG.FTS.B, 29.49%, 11/24/24 .. 1,077 1,097
991113866.UG.FTS.B, 29.49%, 11/24/24 .. 275 43
991113936.UG.FTS.B, 29.49%, 11/24/24 .. 353 25
991114589.UG.FTS.B, 29.49%, 11/24/24 .. 273 277
991115007.UG.FTS.B, 29.49%, 11/24/24 .. 342 353
991115666.UG.FTS.B, 29.49%, 11/24/24 .. 555 543
991115961.UG.FTS.B, 29.49%, 11/24/24 .. 18 18
991116922.UG.FTS.B, 29.49%, 11/24/24 .. 18 18
991117100.UG.FTS.B, 29.49%, 11/24/24 .. 364 375
991117158.UG.FTS.B, 29.49%, 11/24/24 .. 169 167
991117180.UG.FTS.B, 29.49%, 11/24/24 .. 136 137
991117478.UG.FTS.B, 29.49%, 11/24/24 .. 803 541
991117511.UG.FTS.B, 29.49%, 11/24/24 .. 88 13
991117895.UG.FTS.B, 29.49%, 11/24/24 .. 113 114
991118793.UG.FTS.B, 29.49%, 11/24/24 .. 239 242
991119426.UG.FTS.B, 29.49%, 11/24/24 .. – –
991122231.UG.FTS.B, 29.49%, 11/24/24 . 557 566
991122863.UG.FTS.B, 29.49%, 11/24/24 . 1,691 1,702
991123946.UG.FTS.B, 29.49%, 11/24/24 . 741 741
991124316.UG.FTS.B, 29.49%, 11/24/24 . 8 8
991124415.UG.FTS.B, 29.49%, 11/24/24 . 360 347
991124601.UG.FTS.B, 29.49%, 11/24/24 . 184 187
991124779.UG.FTS.B, 29.49%, 11/24/24 . 253 249
991124823.UG.FTS.B, 29.49%, 11/24/24 . 521 547
991124899.UG.FTS.B, 29.49%, 11/24/24 . 136 19
991125644.UG.FTS.B, 29.49%, 11/24/24 . 1,225 91
991127222.UG.FTS.B, 29.49%, 11/24/24 . 305 206
991127641.UG.FTS.B, 29.49%, 11/24/24 . 435 297
991129314.UG.FTS.B, 29.49%, 11/24/24 . 158 160
991131273.UG.FTS.B, 29.49%, 11/24/24 . 31 31
991132841.UG.FTS.B, 29.49%, 11/24/24 . 258 262
991133169.UG.FTS.B, 29.49%, 11/24/24 . 69 70
991133954.UG.FTS.B, 29.49%, 11/24/24 . 198 198
991136216.UG.FTS.B, 29.49%, 11/24/24 . 886 889
991136294.UG.FTS.B, 29.49%, 11/24/24 . 356 360
991136470.UG.FTS.B, 29.49%, 11/24/24 . 179 182
991136474.UG.FTS.B, 29.49%, 11/24/24 . 103 103
991139329.UG.FTS.B, 29.49%, 11/24/24 . 526 537
991139572.UG.FTS.B, 29.49%, 11/24/24 . 411 421
991140287.UG.FTS.B, 29.49%, 11/24/24 . 252 253
991141971.UG.FTS.B, 29.49%, 11/24/24 . 1,643 1,672
991142494.UG.FTS.B, 29.49%, 11/24/24 . 91 90
991142998.UG.FTS.B, 29.49%, 11/24/24 . 175 183
991143669.UG.FTS.B, 29.49%, 11/24/24 . – –
991143703.UG.FTS.B, 29.49%, 11/24/24 . 575 584
991143710.UG.FTS.B, 29.49%, 11/24/24 . 103 103
991143899.UG.FTS.B, 29.49%, 11/24/24 . 972 989
991145592.UG.FTS.B, 29.49%, 11/24/24 . 213 215
991149352.UG.FTS.B, 29.49%, 11/24/24 . 791 805
991150241.UG.FTS.B, 29.49%, 11/24/24 . 1,118 1,155
991151961.UG.FTS.B, 29.49%, 11/24/24 . 346 349
991153551.UG.FTS.B, 29.49%, 11/24/24 . 690 704
991155817.UG.FTS.B, 29.49%, 11/24/24 . 1,163 1,174
991155898.UG.FTS.B, 29.49%, 11/24/24 . 104 101
991156213.UG.FTS.B, 29.49%, 11/24/24 . 208 212
991159172.UG.FTS.B, 29.49%, 11/24/24 . 173 176
991159334.UG.FTS.B, 29.49%, 11/24/24 . 236 16

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991160160.UG.FTS.B, 29.49%, 11/24/24 . $ 102 $ 104
991161452.UG.FTS.B, 29.49%, 11/24/24 . 458 463
991161637.UG.FTS.B, 29.49%, 11/24/24 . 59 59
991162807.UG.FTS.B, 29.49%, 11/24/24 . 51 (2)
991163344.UG.FTS.B, 29.49%, 11/24/24 . 300 306
991163940.UG.FTS.B, 29.49%, 11/24/24 . 102 103
991163976.UG.FTS.B, 29.49%, 11/24/24 . 110 111
991164259.UG.FTS.B, 29.49%, 11/24/24 . 368 363
991165060.UG.FTS.B, 29.49%, 11/24/24 . 264 277
991165244.UG.FTS.B, 29.49%, 11/24/24 . 262 260
991168963.UG.FTS.B, 29.49%, 11/24/24 . 1,499 1,534
991169918.UG.FTS.B, 29.49%, 11/24/24 . 3,474 (129)
991170242.UG.FTS.B, 29.49%, 11/24/24 . 76 77
991171187.UG.FTS.B, 29.49%, 11/24/24 .. 1,099 742
991171380.UG.FTS.B, 29.49%, 11/24/24 . 25 25
991173049.UG.FTS.B, 29.49%, 11/24/24 . 116 116
991173828.UG.FTS.B, 29.49%, 11/24/24 . 74 74
991174050.UG.FTS.B, 29.49%, 11/24/24 . 61 61
991175443.UG.FTS.B, 29.49%, 11/24/24 . – –
991176160.UG.FTS.B, 29.49%, 11/24/24 . 394 401
991176533.UG.FTS.B, 29.49%, 11/24/24 . 882 70
991181233.UG.FTS.B, 29.49%, 11/24/24 . 111 (5)
991181375.UG.FTS.B, 29.49%, 11/24/24 . 128 17
991182698.UG.FTS.B, 29.49%, 11/24/24 . – –
991184176.UG.FTS.B, 29.49%, 11/24/24 . 165 (6)
991184455.UG.FTS.B, 29.49%, 11/24/24 . 155 155
991185378.UG.FTS.B, 29.49%, 11/24/24 . 109 110
991186127.UG.FTS.B, 29.49%, 11/24/24 . 1,200 166
991186396.UG.FTS.B, 29.49%, 11/24/24 . 109 110
991187559.UG.FTS.B, 29.49%, 11/24/24 . 199 201
991190403.UG.FTS.B, 29.49%, 11/24/24 . 230 228
991195977.UG.FTS.B, 29.49%, 11/24/24 . 146 153
991198663.UG.FTS.B, 29.49%, 11/24/24 . 235 236
991200663.UG.FTS.B, 29.49%, 11/24/24 . 140 142
991200737.UG.FTS.B, 29.49%, 11/24/24 . 150 154
991204095.UG.FTS.B, 29.49%, 11/24/24 . 47 14
991204547.UG.FTS.B, 29.49%, 11/24/24 . 372 377
991209298.UG.FTS.B, 29.49%, 11/24/24 . 8 8
991210110.UG.FTS.B, 29.49%, 11/24/24 . 493 502
991214129.UG.FTS.B, 29.49%, 11/24/24 . 71 72
991214440.UG.FTS.B, 29.49%, 11/24/24 . 2,966 2,983
991215523.UG.FTS.B, 29.49%, 11/24/24 . 159 161
991219396.UG.FTS.B, 29.49%, 11/24/24 . 104 103
991222437.UG.FTS.B, 29.49%, 11/24/24 . 351 357
991223372.UG.FTS.B, 29.49%, 11/24/24 . 213 16
991230228.UG.FTS.B, 29.49%, 11/24/24 . 205 212
991232914.UG.FTS.B, 29.49%, 11/24/24 . 1,236 169
991233840.UG.FTS.B, 29.49%, 11/24/24 . 138 18
991235136.UG.FTS.B, 29.49%, 11/24/24 . 194 198
991236708.UG.FTS.B, 29.49%, 11/24/24 . 119 120
991238618.UG.FTS.B, 29.49%, 11/24/24 . 163 116
991245920.UG.FTS.B, 29.49%, 11/24/24 . 44 43
991248437.UG.FTS.B, 29.49%, 11/24/24 . 116 8
991253796.UG.FTS.B, 29.49%, 11/24/24 . 166 166
991258119.UG.FTS.B, 29.49%, 11/24/24 . 164 167
991268450.UG.FTS.B, 29.49%, 11/24/24 . 208 212
991268834.UG.FTS.B, 29.49%, 11/24/24 . 157 158
991270507.UG.FTS.B, 29.49%, 11/24/24 . 1,835 1,840
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991275141.UG.FTS.B, 29.49%, 11/24/24 . $ 188 $ 188
991277509.UG.FTS.B, 29.49%, 11/24/24 . 1,871 1,878
991279385.UG.FTS.B, 29.49%, 11/24/24 . 98 98
991281718.UG.FTS.B, 29.49%, 11/24/24 . 170 169
991281845.UG.FTS.B, 29.49%, 11/24/24 . 91 91
991282307.UG.FTS.B, 29.49%, 11/24/24 . 252 252
991282646.UG.FTS.B, 29.49%, 11/24/24 . 254 254
991282728.UG.FTS.B, 29.49%, 11/24/24 . 302 303
991284078.UG.FTS.B, 29.49%, 11/24/24 . 4 4
991285487.UG.FTS.B, 29.49%, 11/24/24 . – –
991285509.UG.FTS.B, 29.49%, 11/24/24 . 1,607 1,604
991285650.UG.FTS.B, 29.49%, 11/24/24 . 135 134
991288667.UG.FTS.B, 29.49%, 11/24/24 . 268 276
991290619.UG.FTS.B, 29.49%, 11/24/24 . 62 62
991290943.UG.FTS.B, 29.49%, 11/24/24 . 132 136
991294113.UG.FTS.B, 29.49%, 11/24/24 . 401 403
991302811.UG.FTS.B, 29.49%, 11/24/24 . 35 35
991307905.UG.FTS.B, 29.49%, 11/24/24 . 301 215
991317800.UG.FTS.B, 29.49%, 11/24/24 . 22 23
991319933.UG.FTS.B, 29.49%, 11/24/24 . 100 103
991321455.UG.FTS.B, 29.49%, 11/24/24 . 51 15
991321832.UG.FTS.B, 29.49%, 11/24/24 . 1,240 1,278
991322428.UG.FTS.B, 29.49%, 11/24/24 . 226 228
991323531.UG.FTS.B, 29.49%, 11/24/24 . 1,051 1,077
991124096.UG.FTS.B, Zero Cpn, 11/25/24 74 5
991133444.UG.FTS.B, Zero Cpn, 11/25/24 52 4
991143039.UG.FTS.B, Zero Cpn, 11/25/24 392 27
991147585.UG.FTS.B, Zero Cpn, 11/25/24 718 49
991167154.UG.FTS.B, Zero Cpn, 11/25/24 260 18
991205182.UG.FTS.B, Zero Cpn, 11/25/24 76 5
991211537.UG.FTS.B, Zero Cpn, 11/25/24 245 17
991213501.UG.FTS.B, Zero Cpn, 11/25/24 567 40
991219496.UG.FTS.B, Zero Cpn, 11/25/24 189 13
991221135.UG.FTS.B, Zero Cpn, 11/25/24 63 4
991239470.UG.FTS.B, Zero Cpn, 11/25/24 884 62
991242359.UG.FTS.B, Zero Cpn, 11/25/24 139 10
991259287.UG.FTS.B, Zero Cpn, 11/25/24 112 8
991294485.UG.FTS.B, Zero Cpn, 11/25/24 146 10
991320853.UG.FTS.B, Zero Cpn, 11/25/24 885 60
991114903.UG.FTS.B, 16.99%, 11/25/24 .. 6,487 6,449
991125659.UG.FTS.B, 16.99%, 11/25/24 . 2,104 2,088
991139557.UG.FTS.B, 16.99%, 11/25/24 . 240 239
991300152.UG.FTS.B, 17.99%, 11/25/24 . 125 123
991117535.UG.FTS.B, 18.97%, 11/25/24 .. 224 222
991119264.UG.FTS.B, 18.97%, 11/25/24 .. 1,315 1,342
991132414.UG.FTS.B, 18.97%, 11/25/24 . 405 252
991152518.UG.FTS.B, 18.97%, 11/25/24 . 209 214
991163567.UG.FTS.B, 18.97%, 11/25/24 . 3,214 3,283
991174170.UG.FTS.B, 18.97%, 11/25/24 . 1 1
991263852.UG.FTS.B, 18.97%, 11/25/24 . 55 55
991306855.UG.FTS.B, 18.97%, 11/25/24 . 117 119
991313299.UG.FTS.B, 18.97%, 11/25/24 . 438 444
991116937.UG.FTS.B, 19.21%, 11/25/24 .. 262 260
991120921.UG.FTS.B, 19.21%, 11/25/24 . 644 79
991129799.UG.FTS.B, 19.21%, 11/25/24 . 655 669
991172772.UG.FTS.B, 19.21%, 11/25/24 . 150 149
991308038.UG.FTS.B, 19.21%, 11/25/24 . 52 53
991324986.UG.FTS.B, 19.21%, 11/25/24 . 50 49

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991115849.UG.FTS.B, 19.8%, 11/25/24 ... $ – $ –
991120829.UG.FTS.B, 19.8%, 11/25/24 .. – –
991135355.UG.FTS.B, 19.8%, 11/25/24 .. 482 484
991158798.UG.FTS.B, 19.8%, 11/25/24 .. 1,633 1,619
991270419.UG.FTS.B, 19.8%, 11/25/24 .. 221 226
991122293.UG.FTS.B, 19.99%, 11/25/24 . 430 448
991131530.UG.FTS.B, 19.99%, 11/25/24 . 50 50
991131747.UG.FTS.B, 19.99%, 11/25/24 . 341 351
991140060.UG.FTS.B, 19.99%, 11/25/24 . 275 288
991163175.UG.FTS.B, 19.99%, 11/25/24 . 434 452
991166982.UG.FTS.B, 19.99%, 11/25/24 . 1,167 91
991173005.UG.FTS.B, 19.99%, 11/25/24 . 21 21
991176181.UG.FTS.B, 19.99%, 11/25/24 . 1,863 1,951
991176482.UG.FTS.B, 19.99%, 11/25/24 . 421 33
991215203.UG.FTS.B, 19.99%, 11/25/24 . 491 514
991220607.UG.FTS.B, 19.99%, 11/25/24 . 85 11
991224252.UG.FTS.B, 19.99%, 11/25/24 . 307 308
991236723.UG.FTS.B, 19.99%, 11/25/24 . 153 155
991267063.UG.FTS.B, 19.99%, 11/25/24 . 136 142
991269432.UG.FTS.B, 19.99%, 11/25/24 . 4,529 4,740
991288791.UG.FTS.B, 19.99%, 11/25/24 . 361 372
991119847.UG.FTS.B, 20.46%, 11/25/24 .. 106 108
991182494.UG.FTS.B, 20.46%, 11/25/24 . 995 987
991264715.UG.FTS.B, 20.46%, 11/25/24 . 101 99
991332373.UG.FTS.B, 20.46%, 11/25/24 . 194 190
991246076.UG.FTS.B, 20.97%, 11/25/24 . 1,518 1,548
991121647.UG.FTS.B, 21.46%, 11/25/24 . 1,420 1,431
991142513.UG.FTS.B, 21.46%, 11/25/24 . 462 463
991164983.UG.FTS.B, 21.46%, 11/25/24 . 316 321
991286579.UG.FTS.B, 21.46%, 11/25/24 . 208 209
991306513.UG.FTS.B, 21.46%, 11/25/24 . 271 265
991115318.UG.FTS.B, 21.97%, 11/25/24 .. 2,928 2,973
991148863.UG.FTS.B, 21.97%, 11/25/24 . 3,395 3,450
991116716.UG.FTS.B, 21.98%, 11/25/24 .. 542 552
991255671.UG.FTS.B, 21.98%, 11/25/24 . 95 95
991120297.UG.FTS.B, 22.97%, 11/25/24 . 1,840 1,206
991124788.UG.FTS.B, 22.97%, 11/25/24 . 630 623
991159742.UG.FTS.B, 22.97%, 11/25/24 . 14 14
991191606.UG.FTS.B, 22.97%, 11/25/24 . 425 432
991255163.UG.FTS.B, 22.97%, 11/25/24 . 216 220
991256379.UG.FTS.B, 22.97%, 11/25/24 . 732 745
991261427.UG.FTS.B, 22.97%, 11/25/24 . 122 123
991285820.UG.FTS.B, 22.97%, 11/25/24 . 5,494 (37)
991175860.UG.FTS.B, 23.95%, 11/25/24 . 1,869 1,901
991277527.UG.FTS.B, 23.95%, 11/25/24 . 191 192
991227191.UG.FTS.B, 24.95%, 11/25/24 . 425 432
991117070.UG.FTS.B, 25.95%, 11/25/24 .. 362 367
991123245.UG.FTS.B, 26.94%, 11/25/24 . 790 771
991189173.UG.FTS.B, 26.94%, 11/25/24 . 444 451
991240092.UG.FTS.B, 26.94%, 11/25/24 . 878 124
991127467.UG.FTS.B, 27.95%, 11/25/24 . 2,366 2,480
991133777.UG.FTS.B, 27.99%, 11/25/24 . 1,937 142
991159372.UG.FTS.B, 27.99%, 11/25/24 . 317 208
991114837.UG.FTS.B, 28.98%, 11/25/24 .. 956 1,000
991115331.UG.FTS.B, 28.98%, 11/25/24 .. 86 89
991115436.UG.FTS.B, 28.98%, 11/25/24 .. 297 (10)
991116292.UG.FTS.B, 28.98%, 11/25/24 .. 365 358
991116749.UG.FTS.B, 28.98%, 11/25/24 .. 802 (23)
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991117216.UG.FTS.B, 28.98%, 11/25/24 .. $ 357 $ 251
991117612.UG.FTS.B, 28.98%, 11/25/24 .. 72 75
991118218.UG.FTS.B, 28.98%, 11/25/24 .. 170 173
991118441.UG.FTS.B, 28.98%, 11/25/24 .. 158 166
991119595.UG.FTS.B, 28.98%, 11/25/24 .. 120 120
991121284.UG.FTS.B, 28.98%, 11/25/24 . 157 160
991122228.UG.FTS.B, 28.98%, 11/25/24 . 120 126
991122683.UG.FTS.B, 28.98%, 11/25/24 . 502 525
991122854.UG.FTS.B, 28.98%, 11/25/24 . 282 287
991124327.UG.FTS.B, 28.98%, 11/25/24 . 350 367
991124698.UG.FTS.B, 28.98%, 11/25/24 . 978 1,023
991124999.UG.FTS.B, 28.98%, 11/25/24 . 511 535
991125540.UG.FTS.B, 28.98%, 11/25/24 . 189 198
991125717.UG.FTS.B, 28.98%, 11/25/24 . 211 220
991125941.UG.FTS.B, 28.98%, 11/25/24 . 210 211
991125944.UG.FTS.B, 28.98%, 11/25/24 . 113 118
991126266.UG.FTS.B, 28.98%, 11/25/24 . 1,916 2,005
991127209.UG.FTS.B, 28.98%, 11/25/24 . 196 199
991128711.UG.FTS.B, 28.98%, 11/25/24 .. 50 51
991129030.UG.FTS.B, 28.98%, 11/25/24 . 475 488
991129084.UG.FTS.B, 28.98%, 11/25/24 . 486 494
991129208.UG.FTS.B, 28.98%, 11/25/24 . 1,203 1,201
991133589.UG.FTS.B, 28.98%, 11/25/24 . 146 152
991133885.UG.FTS.B, 28.98%, 11/25/24 . 444 459
991133888.UG.FTS.B, 28.98%, 11/25/24 . 70 71
991134829.UG.FTS.B, 28.98%, 11/25/24 . 593 615
991134858.UG.FTS.B, 28.98%, 11/25/24 . 1,970 2,063
991143801.UG.FTS.B, 28.98%, 11/25/24 . 128 134
991144062.UG.FTS.B, 28.98%, 11/25/24 . – –
991145121.UG.FTS.B, 28.98%, 11/25/24 . 121 126
991145424.UG.FTS.B, 28.98%, 11/25/24 . 508 517
991145453.UG.FTS.B, 28.98%, 11/25/24 . 251 262
991146139.UG.FTS.B, 28.98%, 11/25/24 . 253 257
991147130.UG.FTS.B, 28.98%, 11/25/24 . 175 182
991147206.UG.FTS.B, 28.98%, 11/25/24 . 266 278
991148262.UG.FTS.B, 28.98%, 11/25/24 . 427 32
991149239.UG.FTS.B, 28.98%, 11/25/24 . 764 (26)
991149439.UG.FTS.B, 28.98%, 11/25/24 . 896 880
991150565.UG.FTS.B, 28.98%, 11/25/24 . 412 419
991152236.UG.FTS.B, 28.98%, 11/25/24 . 609 81
991156387.UG.FTS.B, 28.98%, 11/25/24 . 1,582 1,640
991158173.UG.FTS.B, 28.98%, 11/25/24 . 40 41
991161711.UG.FTS.B, 28.98%, 11/25/24 .. 458 480
991162242.UG.FTS.B, 28.98%, 11/25/24 . 494 504
991163694.UG.FTS.B, 28.98%, 11/25/24 . 313 43
991164917.UG.FTS.B, 28.98%, 11/25/24 . 198 208
991165048.UG.FTS.B, 28.98%, 11/25/24 . 247 258
991165382.UG.FTS.B, 28.98%, 11/25/24 . 408 55
991166777.UG.FTS.B, 28.98%, 11/25/24 . – –
991169837.UG.FTS.B, 28.98%, 11/25/24 . 281 (9)
991171282.UG.FTS.B, 28.98%, 11/25/24 . 222 232
991171546.UG.FTS.B, 28.98%, 11/25/24 . 655 676
991174997.UG.FTS.B, 28.98%, 11/25/24 . 462 478
991177588.UG.FTS.B, 28.98%, 11/25/24 . 2,070 2,146
991179231.UG.FTS.B, 28.98%, 11/25/24 . 113 118
991181308.UG.FTS.B, 28.98%, 11/25/24 . – –
991188569.UG.FTS.B, 28.98%, 11/25/24 . 19 19
991189460.UG.FTS.B, 28.98%, 11/25/24 . 343 359

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991190392.UG.FTS.B, 28.98%, 11/25/24 . $ 300 $ 308
991192050.UG.FTS.B, 28.98%, 11/25/24 . 279 291
991194778.UG.FTS.B, 28.98%, 11/25/24 . 146 153
991200333.UG.FTS.B, 28.98%, 11/25/24 . 21 21
991203010.UG.FTS.B, 28.98%, 11/25/24 . 283 40
991203166.UG.FTS.B, 28.98%, 11/25/24 . 390 408
991209074.UG.FTS.B, 28.98%, 11/25/24 . 107 107
991213196.UG.FTS.B, 28.98%, 11/25/24 . 1 1
991213714.UG.FTS.B, 28.98%, 11/25/24 . 242 248
991217697.UG.FTS.B, 28.98%, 11/25/24 . 783 819
991228699.UG.FTS.B, 28.98%, 11/25/24 . 500 520
991229942.UG.FTS.B, 28.98%, 11/25/24 . 39 39
991232781.UG.FTS.B, 28.98%, 11/25/24 . 111 114
991238195.UG.FTS.B, 28.98%, 11/25/24 . 260 254
991240861.UG.FTS.B, 28.98%, 11/25/24 . 113 118
991241166.UG.FTS.B, 28.98%, 11/25/24 . 274 284
991241800.UG.FTS.B, 28.98%, 11/25/24 . 223 17
991245422.UG.FTS.B, 28.98%, 11/25/24 . 53 53
991254931.UG.FTS.B, 28.98%, 11/25/24 . 271 283
991258509.UG.FTS.B, 28.98%, 11/25/24 . 66 (2)
991271427.UG.FTS.B, 28.98%, 11/25/24 . 201 211
991273399.UG.FTS.B, 28.98%, 11/25/24 . 134 138
991283748.UG.FTS.B, 28.98%, 11/25/24 . 171 175
991287252.UG.FTS.B, 28.98%, 11/25/24 . 15 16
991287710.UG.FTS.B, 28.98%, 11/25/24 . 230 238
991292904.UG.FTS.B, 28.98%, 11/25/24 . 432 57
991298998.UG.FTS.B, 28.98%, 11/25/24 . 389 399
991299204.UG.FTS.B, 28.98%, 11/25/24 . 132 88
991300522.UG.FTS.B, 28.98%, 11/25/24 . 455 469
991306187.UG.FTS.B, 28.98%, 11/25/24 . 50 51
991315551.UG.FTS.B, 28.98%, 11/25/24 . 449 460
991316696.UG.FTS.B, 28.98%, 11/25/24 . 92 95
991317211.UG.FTS.B, 28.98%, 11/25/24 . 60 62
991320548.UG.FTS.B, 28.98%, 11/25/24 . 120 82
991321245.UG.FTS.B, 28.98%, 11/25/24 . 21 21
991321301.UG.FTS.B, 28.98%, 11/25/24 . 74 75
991321544.UG.FTS.B, 28.98%, 11/25/24 . 853 879
991323082.UG.FTS.B, 28.98%, 11/25/24 . 374 377
991115925.UG.FTS.B, 29.49%, 11/25/24 .. 82 85
991115955.UG.FTS.B, 29.49%, 11/25/24 .. 72 57
991116103.UG.FTS.B, 29.49%, 11/25/24 .. 163 116
991116188.UG.FTS.B, 29.49%, 11/25/24 .. 143 10
991116442.UG.FTS.B, 29.49%, 11/25/24 .. 1,127 1,180
991116837.UG.FTS.B, 29.49%, 11/25/24 .. 569 579
991117085.UG.FTS.B, 29.49%, 11/25/24 .. 852 855
991117532.UG.FTS.B, 29.49%, 11/25/24 .. 260 274
991117679.UG.FTS.B, 29.49%, 11/25/24 .. 328 344
991118106.UG.FTS.B, 29.49%, 11/25/24 .. 50 52
991118346.UG.FTS.B, 29.49%, 11/25/24 .. 3,969 4,126
991119119.UG.FTS.B, 29.49%, 11/25/24 .. 239 33
991120109.UG.FTS.B, 29.49%, 11/25/24 . 992 1,032
991121686.UG.FTS.B, 29.49%, 11/25/24 . 604 607
991122076.UG.FTS.B, 29.49%, 11/25/24 . 73 73
991122540.UG.FTS.B, 29.49%, 11/25/24 . 65 51
991122800.UG.FTS.B, 29.49%, 11/25/24 . 1,527 1,575
991123011.UG.FTS.B, 29.49%, 11/25/24 .. 339 355
991123332.UG.FTS.B, 29.49%, 11/25/24 . 245 258
991124111.UG.FTS.B, 29.49%, 11/25/24 .. 93 93
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991124925.UG.FTS.B, 29.49%, 11/25/24 . $ 244 $ 255
991125161.UG.FTS.B, 29.49%, 11/25/24 . 466 480
991125210.UG.FTS.B, 29.49%, 11/25/24 . 79 82
991125662.UG.FTS.B, 29.49%, 11/25/24 . 477 500
991126246.UG.FTS.B, 29.49%, 11/25/24 . 780 794
991126342.UG.FTS.B, 29.49%, 11/25/24 . 49 50
991126496.UG.FTS.B, 29.49%, 11/25/24 . 297 313
991126527.UG.FTS.B, 29.49%, 11/25/24 . 51 51
991127972.UG.FTS.B, 29.49%, 11/25/24 . 3,213 3,270
991129403.UG.FTS.B, 29.49%, 11/25/24 . 206 203
991131365.UG.FTS.B, 29.49%, 11/25/24 . 1,513 1,589
991131758.UG.FTS.B, 29.49%, 11/25/24 . 178 187
991133334.UG.FTS.B, 29.49%, 11/25/24 . 516 521
991133509.UG.FTS.B, 29.49%, 11/25/24 . 308 210
991134480.UG.FTS.B, 29.49%, 11/25/24 . 238 250
991134595.UG.FTS.B, 29.49%, 11/25/24 . 634 662
991135715.UG.FTS.B, 29.49%, 11/25/24 . 54 55
991135764.UG.FTS.B, 29.49%, 11/25/24 . 156 112
991136662.UG.FTS.B, 29.49%, 11/25/24 . 160 167
991140625.UG.FTS.B, 29.49%, 11/25/24 . 329 26
991141864.UG.FTS.B, 29.49%, 11/25/24 . 239 243
991143939.UG.FTS.B, 29.49%, 11/25/24 . 322 335
991144362.UG.FTS.B, 29.49%, 11/25/24 . 355 357
991144465.UG.FTS.B, 29.49%, 11/25/24 . 100 103
991144872.UG.FTS.B, 29.49%, 11/25/24 . 1,748 240
991145376.UG.FTS.B, 29.49%, 11/25/24 . 66 68
991145776.UG.FTS.B, 29.49%, 11/25/24 . 55 56
991146070.UG.FTS.B, 29.49%, 11/25/24 . 337 338
991146749.UG.FTS.B, 29.49%, 11/25/24 . 6 6
991149154.UG.FTS.B, 29.49%, 11/25/24 . 1 1
991154050.UG.FTS.B, 29.49%, 11/25/24 . 253 254
991154447.UG.FTS.B, 29.49%, 11/25/24 . 60 60
991156485.UG.FTS.B, 29.49%, 11/25/24 . 175 (5)
991157801.UG.FTS.B, 29.49%, 11/25/24 . 50 50
991158315.UG.FTS.B, 29.49%, 11/25/24 . 243 256
991158553.UG.FTS.B, 29.49%, 11/25/24 . 52 54
991160020.UG.FTS.B, 29.49%, 11/25/24 . 139 140
991160063.UG.FTS.B, 29.49%, 11/25/24 . 447 447
991163261.UG.FTS.B, 29.49%, 11/25/24 . 420 438
991164308.UG.FTS.B, 29.49%, 11/25/24 . 142 149
991165565.UG.FTS.B, 29.49%, 11/25/24 . 191 200
991166873.UG.FTS.B, 29.49%, 11/25/24 . 118 125
991167168.UG.FTS.B, 29.49%, 11/25/24 . 1,421 1,489
991168233.UG.FTS.B, 29.49%, 11/25/24 . 2,066 2,156
991169188.UG.FTS.B, 29.49%, 11/25/24 . 710 745
991170025.UG.FTS.B, 29.49%, 11/25/24 . 119 124
991170031.UG.FTS.B, 29.49%, 11/25/24 . 295 308
991173770.UG.FTS.B, 29.49%, 11/25/24 . 290 304
991175550.UG.FTS.B, 29.49%, 11/25/24 . 54 56
991178101.UG.FTS.B, 29.49%, 11/25/24 . 359 28
991180816.UG.FTS.B, 29.49%, 11/25/24 . 233 244
991183655.UG.FTS.B, 29.49%, 11/25/24 . 3,969 2,613
991188471.UG.FTS.B, 29.49%, 11/25/24 . 66 5
991188488.UG.FTS.B, 29.49%, 11/25/24 . 20 20
991188594.UG.FTS.B, 29.49%, 11/25/24 . 1,800 1,786
991191585.UG.FTS.B, 29.49%, 11/25/24 . 231 237
991193446.UG.FTS.B, 29.49%, 11/25/24 . 390 36
991193559.UG.FTS.B, 29.49%, 11/25/24 . 545 527

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991194512.UG.FTS.B, 29.49%, 11/25/24 . $ 233 $ 240
991196097.UG.FTS.B, 29.49%, 11/25/24 . 21 22
991196295.UG.FTS.B, 29.49%, 11/25/24 . 17 17
991196806.UG.FTS.B, 29.49%, 11/25/24 . 4,214 984
991196856.UG.FTS.B, 29.49%, 11/25/24 . 512 540
991197724.UG.FTS.B, 29.49%, 11/25/24 . 140 144
991200416.UG.FTS.B, 29.49%, 11/25/24 . 241 254
991200661.UG.FTS.B, 29.49%, 11/25/24 . 635 661
991201693.UG.FTS.B, 29.49%, 11/25/24 . 176 118
991206631.UG.FTS.B, 29.49%, 11/25/24 . 151 158
991206760.UG.FTS.B, 29.49%, 11/25/24 . 106 111
991210134.UG.FTS.B, 29.49%, 11/25/24 . 545 (19)
991216882.UG.FTS.B, 29.49%, 11/25/24 . 215 144
991222703.UG.FTS.B, 29.49%, 11/25/24 . 14 14
991223126.UG.FTS.B, 29.49%, 11/25/24 . 194 203
991224755.UG.FTS.B, 29.49%, 11/25/24 . 46 46
991225463.UG.FTS.B, 29.49%, 11/25/24 . 123 128
991226122.UG.FTS.B, 29.49%, 11/25/24 . 138 142
991228566.UG.FTS.B, 29.49%, 11/25/24 . 174 182
991230132.UG.FTS.B, 29.49%, 11/25/24 . 1,078 1,113
991233017.UG.FTS.B, 29.49%, 11/25/24 . 235 247
991238304.UG.FTS.B, 29.49%, 11/25/24 . 37 38
991242301.UG.FTS.B, 29.49%, 11/25/24 . 49 50
991242467.UG.FTS.B, 29.49%, 11/25/24 . 337 345
991244179.UG.FTS.B, 29.49%, 11/25/24 . 217 228
991245747.UG.FTS.B, 29.49%, 11/25/24 . 641 669
991246604.UG.FTS.B, 29.49%, 11/25/24 . 769 793
991251055.UG.FTS.B, 29.49%, 11/25/24 . 27 2
991251362.UG.FTS.B, 29.49%, 11/25/24 . 420 439
991251748.UG.FTS.B, 29.49%, 11/25/24 . – –
991252608.UG.FTS.B, 29.49%, 11/25/24 . 203 204
991257385.UG.FTS.B, 29.49%, 11/25/24 . 363 25
991258039.UG.FTS.B, 29.49%, 11/25/24 . 83 83
991261151.UG.FTS.B, 29.49%, 11/25/24 . 659 680
991263083.UG.FTS.B, 29.49%, 11/25/24 . 111 117
991264692.UG.FTS.B, 29.49%, 11/25/24 . 16 17
991266129.UG.FTS.B, 29.49%, 11/25/24 . 179 187
991266915.UG.FTS.B, 29.49%, 11/25/24 . 140 19
991276052.UG.FTS.B, 29.49%, 11/25/24 . 151 21
991279860.UG.FTS.B, 29.49%, 11/25/24 . 158 163
991283279.UG.FTS.B, 29.49%, 11/25/24 . 328 339
991284001.UG.FTS.B, 29.49%, 11/25/24 . 311 315
991284133.UG.FTS.B, 29.49%, 11/25/24 . 84 85
991288985.UG.FTS.B, 29.49%, 11/25/24 . 88 92
991291423.UG.FTS.B, 29.49%, 11/25/24 . 38 39
991292764.UG.FTS.B, 29.49%, 11/25/24 . 31 31
991295029.UG.FTS.B, 29.49%, 11/25/24 . 213 (7)
991295909.UG.FTS.B, 29.49%, 11/25/24 . 109 112
991296598.UG.FTS.B, 29.49%, 11/25/24 . 95 98
991297898.UG.FTS.B, 29.49%, 11/25/24 . 111 114
991298538.UG.FTS.B, 29.49%, 11/25/24 . 101 104
991298786.UG.FTS.B, 29.49%, 11/25/24 . 441 453
991298875.UG.FTS.B, 29.49%, 11/25/24 . 338 348
991299072.UG.FTS.B, 29.49%, 11/25/24 . 257 265
991299684.UG.FTS.B, 29.49%, 11/25/24 . 272 281
991301001.UG.FTS.B, 29.49%, 11/25/24 . 97 97
991301708.UG.FTS.B, 29.49%, 11/25/24 . 996 1,029
991306805.UG.FTS.B, 29.49%, 11/25/24 . 64 66
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991311584.UG.FTS.B, 29.49%, 11/25/24 . $ 553 $ 572
991312067.UG.FTS.B, 29.49%, 11/25/24 . 5 5
991315961.UG.FTS.B, 29.49%, 11/25/24 . 23 22
991317263.UG.FTS.B, 29.49%, 11/25/24 . 106 109
991321816.UG.FTS.B, 29.49%, 11/25/24 . 582 601
991321882.UG.FTS.B, 29.49%, 11/25/24 . 658 679
991322358.UG.FTS.B, 29.49%, 11/25/24 . 68 70
991323736.UG.FTS.B, 29.49%, 11/25/24 . 252 260
991238481.UG.FTS.B, 15%, 11/26/24 .... 184 183
991151613.UG.FTS.B, 15.97%, 11/26/24 . 681 677
991124907.UG.FTS.B, 16.99%, 11/26/24 . 2,804 2,771
991176783.UG.FTS.B, 16.99%, 11/26/24 . 659 77
991207377.UG.FTS.B, 16.99%, 11/26/24 . 715 707
991221696.UG.FTS.B, 16.99%, 11/26/24 . 580 577
991268051.UG.FTS.B, 17.99%, 11/26/24 . 1,172 1,157
991123365.UG.FTS.B, 18.97%, 11/26/24 . 249 247
991132812.UG.FTS.B, 18.97%, 11/26/24 . 1,826 1,814
991252958.UG.FTS.B, 18.97%, 11/26/24 . 407 400
991123371.UG.FTS.B, 19.21%, 11/26/24 . 1,082 1,072
991133507.UG.FTS.B, 19.21%, 11/26/24 . 63 62
991212146.UG.FTS.B, 19.21%, 11/26/24 . 145 141
991147923.UG.FTS.B, 19.8%, 11/26/24 .. 660 400
991190181.UG.FTS.B, 19.8%, 11/26/24 .. 208 206
991197636.UG.FTS.B, 19.8%, 11/26/24 .. 705 694
991208065.UG.FTS.B, 19.8%, 11/26/24 .. 435 429
991215785.UG.FTS.B, 19.8%, 11/26/24 .. – –
991232410.UG.FTS.B, 19.8%, 11/26/24 .. 1,322 1,312
991270877.UG.FTS.B, 19.8%, 11/26/24 .. 438 434
991277503.UG.FTS.B, 19.8%, 11/26/24 .. 417 410
991296143.UG.FTS.B, 19.8%, 11/26/24 .. 358 353
991130530.UG.FTS.B, 19.99%, 11/26/24 . 150 149
991135690.UG.FTS.B, 20.46%, 11/26/24 . 257 253
991140034.UG.FTS.B, 20.46%, 11/26/24 . 10 10
991143662.UG.FTS.B, 20.46%, 11/26/24 . 2,026 247
991158812.UG.FTS.B, 20.46%, 11/26/24 . – –
991165225.UG.FTS.B, 20.46%, 11/26/24 . 168 35
991195046.UG.FTS.B, 20.46%, 11/26/24 . 1,578 1,554
991203124.UG.FTS.B, 20.46%, 11/26/24 . 233 230
991130991.UG.FTS.B, 20.97%, 11/26/24 . 1,632 1,613
991142576.UG.FTS.B, 20.97%, 11/26/24 . 354 351
991212679.UG.FTS.B, 20.97%, 11/26/24 . 267 264
991250306.UG.FTS.B, 20.97%, 11/26/24 . 44 43
991251274.UG.FTS.B, 20.97%, 11/26/24 . 649 644
991254536.UG.FTS.B, 20.97%, 11/26/24 . 555 550
991261465.UG.FTS.B, 20.97%, 11/26/24 . 569 560
991124386.UG.FTS.B, 21.46%, 11/26/24 . 273 271
991125012.UG.FTS.B, 21.46%, 11/26/24 . 639 631
991127662.UG.FTS.B, 21.46%, 11/26/24 . 6,146 6,089
991129032.UG.FTS.B, 21.46%, 11/26/24 . 3,236 3,174
991147177.UG.FTS.B, 21.46%, 11/26/24 . 89 88
991147747.UG.FTS.B, 21.46%, 11/26/24 . 681 672
991155101.UG.FTS.B, 21.46%, 11/26/24 . 55 –
991165687.UG.FTS.B, 21.46%, 11/26/24 . 1,035 1,016
991202672.UG.FTS.B, 21.46%, 11/26/24 . 126 125
991205086.UG.FTS.B, 21.46%, 11/26/24 . 339 327
991205269.UG.FTS.B, 21.46%, 11/26/24 . 1,297 1,257
991217520.UG.FTS.B, 21.46%, 11/26/24 . 907 898
991332633.UG.FTS.B, 21.46%, 11/26/24 . 71 70

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991124531.UG.FTS.B, 21.97%, 11/26/24 . $ 1,378 $ 173
991134541.UG.FTS.B, 21.98%, 11/26/24 . 2,058 257
991142581.UG.FTS.B, 21.98%, 11/26/24 . 141 139
991179611.UG.FTS.B, 21.98%, 11/26/24 .. 323 317
991183089.UG.FTS.B, 21.98%, 11/26/24 . 132 131
991250894.UG.FTS.B, 21.98%, 11/26/24 . 258 253
991265302.UG.FTS.B, 21.98%, 11/26/24 . 1,212 1,199
991139493.UG.FTS.B, 22.97%, 11/26/24 . 662 654
991180677.UG.FTS.B, 22.97%, 11/26/24 . 608 77
991259800.UG.FTS.B, 22.97%, 11/26/24 . 311 305
991314717.UG.FTS.B, 22.97%, 11/26/24 . 194 190
991133863.UG.FTS.B, 23.95%, 11/26/24 . 2,607 2,552
991154720.UG.FTS.B, 23.95%, 11/26/24 . 1,228 1,215
991275989.UG.FTS.B, 23.95%, 11/26/24 . 1,149 1,136
991172299.UG.FTS.B, 26.94%, 11/26/24 . 412 407
991132975.UG.FTS.B, 28.98%, 11/26/24 . 2,738 2,774
991146584.UG.FTS.B, 28.98%, 11/26/24 . 152 20
991147362.UG.FTS.B, 28.98%, 11/26/24 . 165 168
991132980.UG.FTS.B, 29.49%, 11/26/24 . 856 863
991139950.UG.FTS.B, 29.49%, 11/26/24 . – –
991143597.UG.FTS.B, 29.49%, 11/26/24 . 150 34
991144257.UG.FTS.B, 29.49%, 11/26/24 . 453 450
991144529.UG.FTS.B, 29.49%, 11/26/24 . 9 9
991145288.UG.FTS.B, 29.49%, 11/26/24 . 226 17
991146899.UG.FTS.B, 29.49%, 11/26/24 . 746 731
991155738.UG.FTS.B, 29.49%, 11/26/24 . 85 12
991157120.UG.FTS.B, 29.49%, 11/26/24 . 126 129
991131337.UG.FTS.B, Zero Cpn, 11/27/24 338 23
991136764.UG.FTS.B, Zero Cpn, 11/27/24 176 12
991138312.UG.FTS.B, Zero Cpn, 11/27/24 669 46
991151310.UG.FTS.B, Zero Cpn, 11/27/24 110 7
991157464.UG.FTS.B, Zero Cpn, 11/27/24 621 42
991194474.UG.FTS.B, 14.98%, 11/27/24 . 792 788
991326680.UG.FTS.B, 15%, 11/27/24 .... 12 12
991340225.UG.FTS.B, 15%, 11/27/24 .... 2,289 2,263
991153129.UG.FTS.B, 15.97%, 11/27/24 . 20 20
991197902.UG.FTS.B, 15.97%, 11/27/24 . 6,369 6,336
991199156.UG.FTS.B, 15.97%, 11/27/24 . 554 551
991229451.UG.FTS.B, 15.97%, 11/27/24 . 26 26
991248845.UG.FTS.B, 15.97%, 11/27/24 . 209 208
991269633.UG.FTS.B, 15.97%, 11/27/24 . 6,695 6,660
991143730.UG.FTS.B, 16.99%, 11/27/24 . 79 79
991155107.UG.FTS.B, 16.99%, 11/27/24 . – –
991168876.UG.FTS.B, 16.99%, 11/27/24 . 1,255 1,242
991213989.UG.FTS.B, 16.99%, 11/27/24 . 921 914
991224330.UG.FTS.B, 16.99%, 11/27/24 . 411 31
991340740.UG.FTS.B, 16.99%, 11/27/24 . 1,501 1,488
991346650.UG.FTS.B, 16.99%, 11/27/24 . 3,717 3,675
991131436.UG.FTS.B, 17.99%, 11/27/24 . 172 170
991135757.UG.FTS.B, 17.99%, 11/27/24 . 2,643 2,622
991137629.UG.FTS.B, 17.99%, 11/27/24 . 494 491
991164583.UG.FTS.B, 17.99%, 11/27/24 . 280 278
991165876.UG.FTS.B, 17.99%, 11/27/24 . 1,648 1,614
991167230.UG.FTS.B, 17.99%, 11/27/24 . 1,500 1,489
991171681.UG.FTS.B, 17.99%, 11/27/24 . 172 171
991193364.UG.FTS.B, 17.99%, 11/27/24 . 1 1
991193917.UG.FTS.B, 17.99%, 11/27/24 . 363 361
991229636.UG.FTS.B, 17.99%, 11/27/24 . 278 275
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991238147.UG.FTS.B, 17.99%, 11/27/24 . $ 84 $ 84
991302342.UG.FTS.B, 17.99%, 11/27/24 . 244 241
991311828.UG.FTS.B, 17.99%, 11/27/24 . 400 396
991257943.UG.FTS.B, 18.21%, 11/27/24 . 38 38
991136660.UG.FTS.B, 18.97%, 11/27/24 . 1,033 1,025
991187964.UG.FTS.B, 18.97%, 11/27/24 . 219 217
991239596.UG.FTS.B, 18.97%, 11/27/24 . 457 453
991330539.UG.FTS.B, 18.97%, 11/27/24 . 193 191
991133969.UG.FTS.B, 19.21%, 11/27/24 . 1,317 1,301
991136674.UG.FTS.B, 19.21%, 11/27/24 . 1,452 1,443
991140136.UG.FTS.B, 19.21%, 11/27/24 . 626 622
991154356.UG.FTS.B, 19.21%, 11/27/24 . 301 299
991179150.UG.FTS.B, 19.21%, 11/27/24 . 131 130
991209491.UG.FTS.B, 19.21%, 11/27/24 . 692 678
991227450.UG.FTS.B, 19.21%, 11/27/24 . 264 262
991238897.UG.FTS.B, 19.21%, 11/27/24 . 1,726 1,711
991322157.UG.FTS.B, 19.21%, 11/27/24 . 1,491 1,471
991344153.UG.FTS.B, 19.21%, 11/27/24 . 19 19
991349075.UG.FTS.B, 19.21%, 11/27/24 . 182 180
991133352.UG.FTS.B, 19.8%, 11/27/24 .. 8 8
991133407.UG.FTS.B, 19.8%, 11/27/24 .. 298 296
991137424.UG.FTS.B, 19.8%, 11/27/24 .. 1,072 1,063
991146767.UG.FTS.B, 19.8%, 11/27/24 .. 61 60
991217757.UG.FTS.B, 19.8%, 11/27/24 .. 2,653 2,633
991217849.UG.FTS.B, 19.8%, 11/27/24 .. 539 535
991221997.UG.FTS.B, 19.8%, 11/27/24 .. 536 532
991223353.UG.FTS.B, 19.8%, 11/27/24 .. 320 318
991332506.UG.FTS.B, 19.8%, 11/27/24 .. 113 111
991141384.UG.FTS.B, 19.97%, 11/27/24 . 9,091 8,978
991133458.UG.FTS.B, 19.99%, 11/27/24 . 479 488
991133653.UG.FTS.B, 19.99%, 11/27/24 . 950 954
991137535.UG.FTS.B, 19.99%, 11/27/24 . 1,051 1,070
991138632.UG.FTS.B, 19.99%, 11/27/24 . 279 277
991140051.UG.FTS.B, 19.99%, 11/27/24 . 816 831
991156691.UG.FTS.B, 19.99%, 11/27/24 . – –
991140887.UG.FTS.B, 20.46%, 11/27/24 . – –
991180428.UG.FTS.B, 20.46%, 11/27/24 . 193 189
991279516.UG.FTS.B, 20.46%, 11/27/24 . 624 615
991333018.UG.FTS.B, 20.46%, 11/27/24 . 2,025 249
991134188.UG.FTS.B, 20.97%, 11/27/24 . 230 228
991142242.UG.FTS.B, 20.97%, 11/27/24 . 237 234
991147391.UG.FTS.B, 20.97%, 11/27/24 . 146 146
991150859.UG.FTS.B, 20.97%, 11/27/24 . 78 78
991176431.UG.FTS.B, 20.97%, 11/27/24 . 191 189
991299624.UG.FTS.B, 20.97%, 11/27/24 . 504 499
991137442.UG.FTS.B, 21.46%, 11/27/24 . 444 439
991142775.UG.FTS.B, 21.46%, 11/27/24 . 591 586
991159829.UG.FTS.B, 21.46%, 11/27/24 . 806 796
991165343.UG.FTS.B, 21.46%, 11/27/24 . 25 25
991188769.UG.FTS.B, 21.46%, 11/27/24 . 45 36
991195929.UG.FTS.B, 21.46%, 11/27/24 . 121 120
991217112.UG.FTS.B, 21.46%, 11/27/24 . 456 452
991222847.UG.FTS.B, 21.97%, 11/27/24 . 450 59
991135454.UG.FTS.B, 21.98%, 11/27/24 . 332 328
991211763.UG.FTS.B, 21.98%, 11/27/24 . 1,488 960
991150078.UG.FTS.B, 22.95%, 11/27/24 . 905 893
991136781.UG.FTS.B, 22.97%, 11/27/24 . 39 6
991139768.UG.FTS.B, 22.97%, 11/27/24 . 2,372 2,306

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991144704.UG.FTS.B, 22.97%, 11/27/24 . $ 2,494 $ 2,471
991151923.UG.FTS.B, 22.97%, 11/27/24 . 479 474
991156801.UG.FTS.B, 22.97%, 11/27/24 . 497 484
991157209.UG.FTS.B, 22.97%, 11/27/24 . 555 539
991358160.UG.FTS.B, 22.97%, 11/27/24 . – –
991225270.UG.FTS.B, 23.95%, 11/27/24 . 258 33
991342840.UG.FTS.B, 23.95%, 11/27/24 . 435 426
991145320.UG.FTS.B, 25.94%, 11/27/24 . 221 218
991136925.UG.FTS.B, 27.95%, 11/27/24 . 76 77
991134868.UG.FTS.B, 27.99%, 11/27/24 . 344 348
991131727.UG.FTS.B, 28.98%, 11/27/24 . 1,829 267
991133623.UG.FTS.B, 28.98%, 11/27/24 . 572 576
991136113.UG.FTS.B, 28.98%, 11/27/24 .. 754 766
991136292.UG.FTS.B, 28.98%, 11/27/24 . 22 3
991136335.UG.FTS.B, 28.98%, 11/27/24 . 459 35
991136794.UG.FTS.B, 28.98%, 11/27/24 . 148 146
991137320.UG.FTS.B, 28.98%, 11/27/24 . 69 68
991137401.UG.FTS.B, 28.98%, 11/27/24 . 1,560 1,579
991137681.UG.FTS.B, 28.98%, 11/27/24 . 423 430
991141680.UG.FTS.B, 28.98%, 11/27/24 . 2,467 2,442
991144430.UG.FTS.B, 28.98%, 11/27/24 . – –
991145237.UG.FTS.B, 28.98%, 11/27/24 . 352 358
991146278.UG.FTS.B, 28.98%, 11/27/24 . 37 37
991146536.UG.FTS.B, 28.98%, 11/27/24 . 1,802 1,821
991148645.UG.FTS.B, 28.98%, 11/27/24 . 94 95
991149767.UG.FTS.B, 28.98%, 11/27/24 . 166 169
991150916.UG.FTS.B, 28.98%, 11/27/24 . 12 12
991153018.UG.FTS.B, 28.98%, 11/27/24 . 131 133
991153254.UG.FTS.B, 28.98%, 11/27/24 . 211 211
991154494.UG.FTS.B, 28.98%, 11/27/24 . 231 235
991155413.UG.FTS.B, 28.98%, 11/27/24 . 983 981
991156338.UG.FTS.B, 28.98%, 11/27/24 . 40 40
991156877.UG.FTS.B, 28.98%, 11/27/24 . 1,747 (22)
991157851.UG.FTS.B, 28.98%, 11/27/24 . 232 233
991159411.UG.FTS.B, 28.98%, 11/27/24 .. 50 50
991131957.UG.FTS.B, 29.49%, 11/27/24 . – –
991132813.UG.FTS.B, 29.49%, 11/27/24 . 295 190
991132867.UG.FTS.B, 29.49%, 11/27/24 . 7 7
991136166.UG.FTS.B, 29.49%, 11/27/24 . 782 796
991136247.UG.FTS.B, 29.49%, 11/27/24 . 253 258
991137126.UG.FTS.B, 29.49%, 11/27/24 . 531 534
991138272.UG.FTS.B, 29.49%, 11/27/24 . 742 751
991138662.UG.FTS.B, 29.49%, 11/27/24 . 72 73
991139221.UG.FTS.B, 29.49%, 11/27/24 . 1,979 2,013
991139596.UG.FTS.B, 29.49%, 11/27/24 . 192 192
991140050.UG.FTS.B, 29.49%, 11/27/24 . 156 156
991140086.UG.FTS.B, 29.49%, 11/27/24 . 404 409
991141537.UG.FTS.B, 29.49%, 11/27/24 . 725 737
991141591.UG.FTS.B, 29.49%, 11/27/24 . 3,966 4,050
991142241.UG.FTS.B, 29.49%, 11/27/24 . 452 457
991143723.UG.FTS.B, 29.49%, 11/27/24 . 92 89
991145452.UG.FTS.B, 29.49%, 11/27/24 . 72 –
991146149.UG.FTS.B, 29.49%, 11/27/24 . 102 (3)
991147084.UG.FTS.B, 29.49%, 11/27/24 . 596 607
991147761.UG.FTS.B, 29.49%, 11/27/24 . 118 120
991148735.UG.FTS.B, 29.49%, 11/27/24 . 237 242
991149782.UG.FTS.B, 29.49%, 11/27/24 . 407 404
991149915.UG.FTS.B, 29.49%, 11/27/24 . 102 8
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991150561.UG.FTS.B, 29.49%, 11/27/24 . $ – $ –
991151716.UG.FTS.B, 29.49%, 11/27/24 . 113 114
991152084.UG.FTS.B, 29.49%, 11/27/24 . 35 35
991154506.UG.FTS.B, 29.49%, 11/27/24 . 88 89
991154606.UG.FTS.B, 29.49%, 11/27/24 . 96 97
991155478.UG.FTS.B, 29.49%, 11/27/24 . 58 58
991159222.UG.FTS.B, 29.49%, 11/27/24 . 584 587
991143124.UG.FTS.B, Zero Cpn, 11/28/24 249 17
991149034.UG.FTS.B, Zero Cpn, 11/28/24 4,454 301
991328673.UG.FTS.B, Zero Cpn, 11/28/24 144 10
991148717.UG.FTS.B, 14.98%, 11/28/24 . 197 195
991194221.UG.FTS.B, 14.98%, 11/28/24 . 554 545
991232262.UG.FTS.B, 14.98%, 11/28/24 . 139 11
991164558.UG.FTS.B, 15%, 11/28/24 .... 669 666
991155681.UG.FTS.B, 15.97%, 11/28/24 . 1,488 1,462
991195096.UG.FTS.B, 15.97%, 11/28/24 . 209 208
991232398.UG.FTS.B, 15.97%, 11/28/24 . 21 21
991273717.UG.FTS.B, 15.97%, 11/28/24 . 579 576
991332722.UG.FTS.B, 15.97%, 11/28/24 . 374 232
991144663.UG.FTS.B, 16.99%, 11/28/24 . 336 334
991145311.UG.FTS.B, 16.99%, 11/28/24 .. 239 238
991149169.UG.FTS.B, 16.99%, 11/28/24 . 751 747
991213840.UG.FTS.B, 16.99%, 11/28/24 . 621 614
991345796.UG.FTS.B, 16.99%, 11/28/24 . 1,113 1,101
991144191.UG.FTS.B, 17.99%, 11/28/24 . 1,264 1,256
991146518.UG.FTS.B, 17.99%, 11/28/24 . 168 167
991149675.UG.FTS.B, 17.99%, 11/28/24 . 214 213
991193408.UG.FTS.B, 17.99%, 11/28/24 . 237 236
991217642.UG.FTS.B, 17.99%, 11/28/24 . 301 299
991143728.UG.FTS.B, 18.21%, 11/28/24 . 529 328
991168907.UG.FTS.B, 18.97%, 11/28/24 . – –
991176526.UG.FTS.B, 18.97%, 11/28/24 . 1,297 1,289
991195592.UG.FTS.B, 18.97%, 11/28/24 . 198 197
991196672.UG.FTS.B, 18.97%, 11/28/24 . 1,147 1,138
991217180.UG.FTS.B, 18.97%, 11/28/24 . 775 768
991254497.UG.FTS.B, 18.97%, 11/28/24 . 402 399
991268849.UG.FTS.B, 18.97%, 11/28/24 . 234 231
991331498.UG.FTS.B, 18.97%, 11/28/24 . 747 738
991143592.UG.FTS.B, 19.21%, 11/28/24 . 1,731 1,719
991145911.UG.FTS.B, 19.21%, 11/28/24 .. 130 11
991160048.UG.FTS.B, 19.21%, 11/28/24 . 110 109
991161789.UG.FTS.B, 19.21%, 11/28/24 . 102 101
991170972.UG.FTS.B, 19.21%, 11/28/24 . 101 100
991188168.UG.FTS.B, 19.21%, 11/28/24 . 273 271
991198356.UG.FTS.B, 19.21%, 11/28/24 . 454 451
991201541.UG.FTS.B, 19.21%, 11/28/24 . 1,994 1,981
991217213.UG.FTS.B, 19.21%, 11/28/24 . 633 629
991236965.UG.FTS.B, 19.21%, 11/28/24 . 297 184
991253399.UG.FTS.B, 19.21%, 11/28/24 . 363 28
991264050.UG.FTS.B, 19.21%, 11/28/24 . 154 152
991274860.UG.FTS.B, 19.21%, 11/28/24 . 395 389
991293437.UG.FTS.B, 19.21%, 11/28/24 . 241 239
991150477.UG.FTS.B, 19.8%, 11/28/24 .. 53 52
991151832.UG.FTS.B, 19.8%, 11/28/24 .. 355 352
991168791.UG.FTS.B, 19.8%, 11/28/24 .. 2,624 2,605
991189562.UG.FTS.B, 19.8%, 11/28/24 .. 158 157
991190045.UG.FTS.B, 19.8%, 11/28/24 .. 41 41
991212968.UG.FTS.B, 19.8%, 11/28/24 .. 957 950

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991222744.UG.FTS.B, 19.8%, 11/28/24 .. $ 183 $ 182
991252549.UG.FTS.B, 19.8%, 11/28/24 .. 1,033 1,026
991258450.UG.FTS.B, 19.8%, 11/28/24 .. 299 294
991355941.UG.FTS.B, 19.8%, 11/28/24 .. 1,212 1,194
991142872.UG.FTS.B, 19.99%, 11/28/24 . 762 775
991145907.UG.FTS.B, 19.99%, 11/28/24 . 769 772
991146497.UG.FTS.B, 19.99%, 11/28/24 . 316 322
991149638.UG.FTS.B, 19.99%, 11/28/24 . 1,505 1,519
991159150.UG.FTS.B, 19.99%, 11/28/24 . 99 100
991143956.UG.FTS.B, 20.46%, 11/28/24 . 1,134 139
991150251.UG.FTS.B, 20.46%, 11/28/24 . 396 393
991150540.UG.FTS.B, 20.46%, 11/28/24 . 162 161
991194986.UG.FTS.B, 20.46%, 11/28/24 . 61 61
991146514.UG.FTS.B, 20.97%, 11/28/24 . 400 397
991147331.UG.FTS.B, 20.97%, 11/28/24 . 2,028 1,959
991169829.UG.FTS.B, 20.97%, 11/28/24 . 2,251 2,215
991190759.UG.FTS.B, 20.97%, 11/28/24 . 339 337
991197495.UG.FTS.B, 20.97%, 11/28/24 . 108 107
991216129.UG.FTS.B, 20.97%, 11/28/24 . 484 480
991169727.UG.FTS.B, 21.46%, 11/28/24 . 1,675 128
991238659.UG.FTS.B, 21.46%, 11/28/24 . 2,286 2,266
991239355.UG.FTS.B, 21.46%, 11/28/24 . 5,795 5,644
991153356.UG.FTS.B, 21.97%, 11/28/24 . 316 312
991198294.UG.FTS.B, 21.97%, 11/28/24 . 95 94
991143292.UG.FTS.B, 21.98%, 11/28/24 . 518 509
991143507.UG.FTS.B, 21.98%, 11/28/24 . 167 166
991147630.UG.FTS.B, 21.98%, 11/28/24 . 1,382 1,368
991149576.UG.FTS.B, 21.98%, 11/28/24 . 1,864 1,830
991182716.UG.FTS.B, 21.98%, 11/28/24 . 499 312
991199446.UG.FTS.B, 21.98%, 11/28/24 . 750 723
991201558.UG.FTS.B, 21.98%, 11/28/24 . 673 667
991227683.UG.FTS.B, 21.98%, 11/28/24 . 131 11
991251155.UG.FTS.B, 21.98%, 11/28/24 . 1,239 1,215
991162903.UG.FTS.B, 22.95%, 11/28/24 . 25 25
991166937.UG.FTS.B, 22.95%, 11/28/24 . 31 31
991143207.UG.FTS.B, 22.97%, 11/28/24 . 339 335
991153504.UG.FTS.B, 22.97%, 11/28/24 . 266 20
991199081.UG.FTS.B, 22.97%, 11/28/24 . 167 166
991213837.UG.FTS.B, 22.97%, 11/28/24 . 63 62
991270842.UG.FTS.B, 22.97%, 11/28/24 . 391 387
991322514.UG.FTS.B, 22.97%, 11/28/24 . 1,609 1,579
991148425.UG.FTS.B, 23.95%, 11/28/24 . 2,396 1,518
991231769.UG.FTS.B, 23.95%, 11/28/24 . 4,427 4,381
991213313.UG.FTS.B, 26.94%, 11/28/24 . 487 (12)
991216089.UG.FTS.B, 26.94%, 11/28/24 . 1,668 1,644
991146472.UG.FTS.B, 27.99%, 11/28/24 . 797 811
991142742.UG.FTS.B, 28.98%, 11/28/24 . 1,118 1,072
991142817.UG.FTS.B, 28.98%, 11/28/24 . 530 533
991142924.UG.FTS.B, 28.98%, 11/28/24 . 385 384
991143525.UG.FTS.B, 28.98%, 11/28/24 . 10 10
991146261.UG.FTS.B, 28.98%, 11/28/24 . 168 168
991146586.UG.FTS.B, 28.98%, 11/28/24 . 49 50
991146876.UG.FTS.B, 28.98%, 11/28/24 . 278 278
991147533.UG.FTS.B, 28.98%, 11/28/24 . 662 667
991147547.UG.FTS.B, 28.98%, 11/28/24 . 666 664
991148315.UG.FTS.B, 28.98%, 11/28/24 . 1,361 1,376
991149355.UG.FTS.B, 28.98%, 11/28/24 . 880 (29)
991149432.UG.FTS.B, 28.98%, 11/28/24 . 1,937 1,969
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991149683.UG.FTS.B, 28.98%, 11/28/24 . $ 46 $ 46
991150264.UG.FTS.B, 28.98%, 11/28/24 . – –
991151117.UG.FTS.B, 28.98%, 11/28/24 .. 577 (19)
991151631.UG.FTS.B, 28.98%, 11/28/24 . 123 125
991151837.UG.FTS.B, 28.98%, 11/28/24 . 73 73
991151890.UG.FTS.B, 28.98%, 11/28/24 . 52 52
991152605.UG.FTS.B, 28.98%, 11/28/24 . 661 45
991153791.UG.FTS.B, 28.98%, 11/28/24 . 434 437
991154524.UG.FTS.B, 28.98%, 11/28/24 . 238 18
991155193.UG.FTS.B, 28.98%, 11/28/24 . 253 257
991156918.UG.FTS.B, 28.98%, 11/28/24 . – –
991157101.UG.FTS.B, 28.98%, 11/28/24 . 823 821
991158343.UG.FTS.B, 28.98%, 11/28/24 . 1,554 1,565
991158370.UG.FTS.B, 28.98%, 11/28/24 . 319 316
991158659.UG.FTS.B, 28.98%, 11/28/24 . 356 355
991186304.UG.FTS.B, 28.98%, 11/28/24 . 304 308
991220671.UG.FTS.B, 28.98%, 11/28/24 . 539 542
991294963.UG.FTS.B, 28.98%, 11/28/24 . 98 94
991142874.UG.FTS.B, 29.49%, 11/28/24 . 555 42
991143196.UG.FTS.B, 29.49%, 11/28/24 . 296 302
991143321.UG.FTS.B, 29.49%, 11/28/24 . 269 275
991143629.UG.FTS.B, 29.49%, 11/28/24 . 994 1,001
991143772.UG.FTS.B, 29.49%, 11/28/24 . 195 134
991144020.UG.FTS.B, 29.49%, 11/28/24 . 1,182 1,201
991144249.UG.FTS.B, 29.49%, 11/28/24 . 229 231
991144250.UG.FTS.B, 29.49%, 11/28/24 . 219 224
991144659.UG.FTS.B, 29.49%, 11/28/24 . 126 77
991144685.UG.FTS.B, 29.49%, 11/28/24 . 1,250 1,230
991145177.UG.FTS.B, 29.49%, 11/28/24 . 172 173
991145498.UG.FTS.B, 29.49%, 11/28/24 . 614 630
991146041.UG.FTS.B, 29.49%, 11/28/24 . 385 393
991146534.UG.FTS.B, 29.49%, 11/28/24 . 31 5
991146846.UG.FTS.B, 29.49%, 11/28/24 . 47 47
991146864.UG.FTS.B, 29.49%, 11/28/24 . 136 139
991146991.UG.FTS.B, 29.49%, 11/28/24 . 122 120
991148558.UG.FTS.B, 29.49%, 11/28/24 . 232 236
991150866.UG.FTS.B, 29.49%, 11/28/24 . 21 21
991151597.UG.FTS.B, 29.49%, 11/28/24 . 765 769
991152923.UG.FTS.B, 29.49%, 11/28/24 . 558 562
991153180.UG.FTS.B, 29.49%, 11/28/24 . 1,947 1,984
991153263.UG.FTS.B, 29.49%, 11/28/24 . 266 260
991153896.UG.FTS.B, 29.49%, 11/28/24 . 330 329
991154246.UG.FTS.B, 29.49%, 11/28/24 . 145 145
991154357.UG.FTS.B, 29.49%, 11/28/24 . 159 162
991156140.UG.FTS.B, 29.49%, 11/28/24 . 9 9
991156207.UG.FTS.B, 29.49%, 11/28/24 . 71 71
991157674.UG.FTS.B, 29.49%, 11/28/24 . 110 112
991157722.UG.FTS.B, 29.49%, 11/28/24 . 352 348
991158156.UG.FTS.B, 29.49%, 11/28/24 . 513 519
991159070.UG.FTS.B, 29.49%, 11/28/24 . 226 230
991159214.UG.FTS.B, 29.49%, 11/28/24 . 76 19
991159392.UG.FTS.B, 29.49%, 11/28/24 . 73 11
991163551.UG.FTS.B, 29.49%, 11/28/24 . 676 103
991175476.UG.FTS.B, 29.49%, 11/28/24 . 129 127
991179397.UG.FTS.B, 29.49%, 11/28/24 . 70 11
991179981.UG.FTS.B, 29.49%, 11/28/24 . 80 80
991180197.UG.FTS.B, 29.49%, 11/28/24 . 309 313
991230823.UG.FTS.B, 29.49%, 11/28/24 . 71 72

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991238098.UG.FTS.B, 29.49%, 11/28/24 . $ 52 $ 53
991250338.UG.FTS.B, 29.49%, 11/28/24 . 1,153 1,141
991328767.UG.FTS.B, 29.49%, 11/28/24 . 99 68
991151273.UG.FTS.B, Zero Cpn, 11/29/24 70 5
991152476.UG.FTS.B, Zero Cpn, 11/29/24 278 19
991152657.UG.FTS.B, Zero Cpn, 11/29/24 176 12
991153608.UG.FTS.B, Zero Cpn, 11/29/24 260 18
991155298.UG.FTS.B, Zero Cpn, 11/29/24 1,019 70
991158430.UG.FTS.B, Zero Cpn, 11/29/24 105 7
991210665.UG.FTS.B, 14.98%, 11/29/24 . 33 32
991218283.UG.FTS.B, 14.98%, 11/29/24 . 4,045 4,016
991182908.UG.FTS.B, 15.97%, 11/29/24 . 348 346
991201692.UG.FTS.B, 16.99%, 11/29/24 . 116 115
991217625.UG.FTS.B, 16.99%, 11/29/24 . 1,125 1,119
991154797.UG.FTS.B, 17.99%, 11/29/24 . 697 693
991160168.UG.FTS.B, 17.99%, 11/29/24 . 491 489
991166679.UG.FTS.B, 17.99%, 11/29/24 . 15 15
991185541.UG.FTS.B, 17.99%, 11/29/24 . 119 118
991196824.UG.FTS.B, 17.99%, 11/29/24 . 149 148
991246744.UG.FTS.B, 17.99%, 11/29/24 . 752 747
991263262.UG.FTS.B, 17.99%, 11/29/24 . 45 45
991264889.UG.FTS.B, 17.99%, 11/29/24 . 50 49
991299503.UG.FTS.B, 17.99%, 11/29/24 . 299 296
991299913.UG.FTS.B, 17.99%, 11/29/24 . 449 447
991217075.UG.FTS.B, 18.8%, 11/29/24 .. 945 925
991156348.UG.FTS.B, 18.97%, 11/29/24 . 177 176
991181078.UG.FTS.B, 18.97%, 11/29/24 . 18 18
991196288.UG.FTS.B, 18.97%, 11/29/24 . 99 98
991197152.UG.FTS.B, 18.97%, 11/29/24 . 6,983 6,940
991258245.UG.FTS.B, 18.97%, 11/29/24 . 221 163
991331054.UG.FTS.B, 18.97%, 11/29/24 . 5,917 22
991332951.UG.FTS.B, 18.97%, 11/29/24 . 300 296
991152066.UG.FTS.B, 19.21%, 11/29/24 . 205 204
991159773.UG.FTS.B, 19.21%, 11/29/24 . 830 823
991177776.UG.FTS.B, 19.21%, 11/29/24 . 1,458 1,448
991190438.UG.FTS.B, 19.21%, 11/29/24 . 1,844 1,831
991207694.UG.FTS.B, 19.21%, 11/29/24 . 2,998 2,917
991289288.UG.FTS.B, 19.21%, 11/29/24 . 326 321
991174431.UG.FTS.B, 19.8%, 11/29/24 .. 268 266
991189851.UG.FTS.B, 19.8%, 11/29/24 .. 509 505
991217431.UG.FTS.B, 19.8%, 11/29/24 .. 151 150
991266355.UG.FTS.B, 19.8%, 11/29/24 .. 302 300
991285540.UG.FTS.B, 19.8%, 11/29/24 .. 325 323
991295877.UG.FTS.B, 19.8%, 11/29/24 .. 401 (3)
991348718.UG.FTS.B, 19.8%, 11/29/24 .. 359 353
991151021.UG.FTS.B, 19.99%, 11/29/24 . 679 690
991153454.UG.FTS.B, 19.99%, 11/29/24 . 252 253
991155273.UG.FTS.B, 19.99%, 11/29/24 . 389 384
991161380.UG.FTS.B, 19.99%, 11/29/24 . 5,164 5,079
991170740.UG.FTS.B, 19.99%, 11/29/24 . 78 77
991179894.UG.FTS.B, 19.99%, 11/29/24 . 451 459
991185891.UG.FTS.B, 19.99%, 11/29/24 . 1,799 1,832
991178388.UG.FTS.B, 20.46%, 11/29/24 . 202 201
991194338.UG.FTS.B, 20.46%, 11/29/24 . 72 5
991215030.UG.FTS.B, 20.46%, 11/29/24 . 761 755
991150621.UG.FTS.B, 20.97%, 11/29/24 . 194 193
991153501.UG.FTS.B, 20.97%, 11/29/24 . 179 177
991163927.UG.FTS.B, 20.97%, 11/29/24 . 1,319 1,273
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991185213.UG.FTS.B, 20.97%, 11/29/24 . $ 114 $ 110
991187935.UG.FTS.B, 20.97%, 11/29/24 . 94 93
991199463.UG.FTS.B, 20.97%, 11/29/24 . 78 78
991208407.UG.FTS.B, 20.97%, 11/29/24 . 270 266
991231794.UG.FTS.B, 20.97%, 11/29/24 . 2,056 2,038
991153795.UG.FTS.B, 21.46%, 11/29/24 . 798 788
991159540.UG.FTS.B, 21.46%, 11/29/24 . 156 154
991166957.UG.FTS.B, 21.46%, 11/29/24 . 981 969
991168708.UG.FTS.B, 21.46%, 11/29/24 . 1,283 819
991186797.UG.FTS.B, 21.46%, 11/29/24 . 89 88
991190207.UG.FTS.B, 21.46%, 11/29/24 . 1,334 852
991195336.UG.FTS.B, 21.46%, 11/29/24 . 288 285
991198258.UG.FTS.B, 21.46%, 11/29/24 . 670 664
991206316.UG.FTS.B, 21.46%, 11/29/24 . 279 22
991225793.UG.FTS.B, 21.46%, 11/29/24 . 50 50
991246596.UG.FTS.B, 21.46%, 11/29/24 . 266 263
991276814.UG.FTS.B, 21.46%, 11/29/24 . 181 179
991151426.UG.FTS.B, 21.98%, 11/29/24 . 681 56
991154077.UG.FTS.B, 21.98%, 11/29/24 . 20 20
991171708.UG.FTS.B, 21.98%, 11/29/24 . 325 322
991210617.UG.FTS.B, 21.98%, 11/29/24 . 82 80
991230066.UG.FTS.B, 21.98%, 11/29/24 . 134 133
991342123.UG.FTS.B, 21.98%, 11/29/24 . 20 20
991151698.UG.FTS.B, 22.97%, 11/29/24 . 1,021 1,012
991171646.UG.FTS.B, 22.97%, 11/29/24 . 31 30
991178511.UG.FTS.B, 22.97%, 11/29/24 .. 255 252
991260944.UG.FTS.B, 22.97%, 11/29/24 . 67 66
991152627.UG.FTS.B, 23.95%, 11/29/24 . 382 378
991270857.UG.FTS.B, 25.95%, 11/29/24 . 456 435
991152322.UG.FTS.B, 26.94%, 11/29/24 . 1,272 1,253
991162953.UG.FTS.B, 26.94%, 11/29/24 . 187 185
991216328.UG.FTS.B, 26.94%, 11/29/24 . 256 252
991225936.UG.FTS.B, 26.94%, 11/29/24 . 319 214
991149684.UG.FTS.B, 28.98%, 11/29/24 . 125 126
991149810.UG.FTS.B, 28.98%, 11/29/24 . 158 160
991149912.UG.FTS.B, 28.98%, 11/29/24 . 282 281
991149945.UG.FTS.B, 28.98%, 11/29/24 . 1,135 1,156
991149988.UG.FTS.B, 28.98%, 11/29/24 . 433 441
991151094.UG.FTS.B, 28.98%, 11/29/24 . 296 297
991151137.UG.FTS.B, 28.98%, 11/29/24 .. 647 649
991151351.UG.FTS.B, 28.98%, 11/29/24 . 41 41
991151364.UG.FTS.B, 28.98%, 11/29/24 . 426 431
991151477.UG.FTS.B, 28.98%, 11/29/24 . 299 304
991151728.UG.FTS.B, 28.98%, 11/29/24 . 160 162
991152201.UG.FTS.B, 28.98%, 11/29/24 . 629 627
991152254.UG.FTS.B, 28.98%, 11/29/24 . 42 42
991152326.UG.FTS.B, 28.98%, 11/29/24 . – –
991152328.UG.FTS.B, 28.98%, 11/29/24 . 203 135
991152419.UG.FTS.B, 28.98%, 11/29/24 . 47 46
991152492.UG.FTS.B, 28.98%, 11/29/24 . – –
991152664.UG.FTS.B, 28.98%, 11/29/24 . 187 189
991152924.UG.FTS.B, 28.98%, 11/29/24 . 60 61
991153004.UG.FTS.B, 28.98%, 11/29/24 . 193 189
991153156.UG.FTS.B, 28.98%, 11/29/24 . – –
991155172.UG.FTS.B, 28.98%, 11/29/24 . 1 1
991155365.UG.FTS.B, 28.98%, 11/29/24 . 151 153
991155546.UG.FTS.B, 28.98%, 11/29/24 . 374 246
991155648.UG.FTS.B, 28.98%, 11/29/24 . 106 108

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991157557.UG.FTS.B, 28.98%, 11/29/24 . $ – $ –
991157592.UG.FTS.B, 28.98%, 11/29/24 . 189 190
991157704.UG.FTS.B, 28.98%, 11/29/24 . 679 684
991157882.UG.FTS.B, 28.98%, 11/29/24 . 88 89
991158118.UG.FTS.B, 28.98%, 11/29/24 .. 182 185
991158495.UG.FTS.B, 28.98%, 11/29/24 . 381 373
991158651.UG.FTS.B, 28.98%, 11/29/24 . 300 300
991162272.UG.FTS.B, 28.98%, 11/29/24 . 803 815
991163577.UG.FTS.B, 28.98%, 11/29/24 . 830 558
991165881.UG.FTS.B, 28.98%, 11/29/24 . 342 348
991188757.UG.FTS.B, 28.98%, 11/29/24 . 999 1,013
991202283.UG.FTS.B, 28.98%, 11/29/24 . 300 305
991203049.UG.FTS.B, 28.98%, 11/29/24 . 880 888
991209578.UG.FTS.B, 28.98%, 11/29/24 . 230 234
991234903.UG.FTS.B, 28.98%, 11/29/24 . – –
991241558.UG.FTS.B, 28.98%, 11/29/24 . 342 348
991249093.UG.FTS.B, 28.98%, 11/29/24 . 1,310 1,289
991280493.UG.FTS.B, 28.98%, 11/29/24 . 168 171
991352702.UG.FTS.B, 28.98%, 11/29/24 . 84 82
991368667.UG.FTS.B, 28.98%, 11/29/24 . 7 7
991155116.UG.FTS.B, 29.46%, 11/29/24 .. 2,322 2,367
991149634.UG.FTS.B, 29.49%, 11/29/24 . 197 201
991149659.UG.FTS.B, 29.49%, 11/29/24 . 197 126
991149899.UG.FTS.B, 29.49%, 11/29/24 . 60 60
991150696.UG.FTS.B, 29.49%, 11/29/24 . 183 182
991151079.UG.FTS.B, 29.49%, 11/29/24 . 146 147
991151085.UG.FTS.B, 29.49%, 11/29/24 . 578 589
991151422.UG.FTS.B, 29.49%, 11/29/24 . 563 41
991151641.UG.FTS.B, 29.49%, 11/29/24 . 159 158
991151825.UG.FTS.B, 29.49%, 11/29/24 . 74 6
991151981.UG.FTS.B, 29.49%, 11/29/24 . 185 186
991152468.UG.FTS.B, 29.49%, 11/29/24 . 39 39
991152655.UG.FTS.B, 29.49%, 11/29/24 . 31 31
991153049.UG.FTS.B, 29.49%, 11/29/24 . 1,043 142
991153994.UG.FTS.B, 29.49%, 11/29/24 . 913 929
991154532.UG.FTS.B, 29.49%, 11/29/24 . 275 38
991154879.UG.FTS.B, 29.49%, 11/29/24 . 1,034 1,045
991155137.UG.FTS.B, 29.49%, 11/29/24 . 124 126
991157688.UG.FTS.B, 29.49%, 11/29/24 . 408 417
991157887.UG.FTS.B, 29.49%, 11/29/24 . 125 126
991158334.UG.FTS.B, 29.49%, 11/29/24 . 478 481
991159374.UG.FTS.B, 29.49%, 11/29/24 . 143 142
991159782.UG.FTS.B, 29.49%, 11/29/24 . 288 294
991161450.UG.FTS.B, 29.49%, 11/29/24 . 394 29
991164378.UG.FTS.B, 29.49%, 11/29/24 . 357 364
991170428.UG.FTS.B, 29.49%, 11/29/24 . 256 254
991171550.UG.FTS.B, 29.49%, 11/29/24 . 758 761
991171572.UG.FTS.B, 29.49%, 11/29/24 . 98 98
991178434.UG.FTS.B, 29.49%, 11/29/24 . 86 88
991178591.UG.FTS.B, 29.49%, 11/29/24 . 208 212
991178887.UG.FTS.B, 29.49%, 11/29/24 . 293 297
991185990.UG.FTS.B, 29.49%, 11/29/24 . 314 313
991195692.UG.FTS.B, 29.49%, 11/29/24 . 22 22
991221367.UG.FTS.B, 29.49%, 11/29/24 . 720 730
991241808.UG.FTS.B, 29.49%, 11/29/24 . 449 441
991274814.UG.FTS.B, 29.49%, 11/29/24 . 18 17
991287021.UG.FTS.B, 29.49%, 11/29/24 . 1 1
991303088.UG.FTS.B, 29.49%, 11/29/24 . 27 27
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991310187.UG.FTS.B, 29.49%, 11/29/24 . $ 1,004 $ 1,003
991311878.UG.FTS.B, 29.49%, 11/29/24 . – –
991325572.UG.FTS.B, 29.49%, 11/29/24 . 96 94
991350865.UG.FTS.B, 29.49%, 11/29/24 . 80 81
991352691.UG.FTS.B, 29.49%, 11/29/24 . 121 121
991369740.UG.FTS.B, 29.49%, 11/29/24 . 32 (1)
991372106.UG.FTS.B, 29.49%, 11/29/24 . 101 32
991156227.UG.FTS.B, Zero Cpn, 11/30/24 224 15
991161652.UG.FTS.B, Zero Cpn, 11/30/24 1,167 81
991260510.UG.FTS.B, Zero Cpn, 11/30/24 738 51
991297877.UG.FTS.B, Zero Cpn, 11/30/24 360 25
991371478.UG.FTS.B, Zero Cpn, 11/30/24 90 6
991167597.UG.FTS.B, 19.21%, 11/30/24 . 190 189
991377384.UG.FTS.B, 19.21%, 11/30/24 . 210 213
991160154.UG.FTS.B, 19.8%, 11/30/24 .. 233 228
991229289.UG.FTS.B, 19.8%, 11/30/24 .. 8 8
991157062.UG.FTS.B, 19.99%, 11/30/24 . 898 907
991157632.UG.FTS.B, 19.99%, 11/30/24 . 1,453 1,480
991158131.UG.FTS.B, 19.99%, 11/30/24 . 760 772
991158195.UG.FTS.B, 19.99%, 11/30/24 . 56 57
991162077.UG.FTS.B, 19.99%, 11/30/24 . 471 480
991170544.UG.FTS.B, 19.99%, 11/30/24 . 107 7
991174157.UG.FTS.B, 19.99%, 11/30/24 . 113 115
991178486.UG.FTS.B, 19.99%, 11/30/24 . 177 180
991198832.UG.FTS.B, 19.99%, 11/30/24 . 166 167
991203768.UG.FTS.B, 19.99%, 11/30/24 . 130 133
991210693.UG.FTS.B, 19.99%, 11/30/24 . 404 410
991220098.UG.FTS.B, 19.99%, 11/30/24 . 242 242
991222899.UG.FTS.B, 19.99%, 11/30/24 . 96 98
991237106.UG.FTS.B, 19.99%, 11/30/24 . 479 481
991238133.UG.FTS.B, 19.99%, 11/30/24 . 387 374
991239767.UG.FTS.B, 19.99%, 11/30/24 . 500 506
991277017.UG.FTS.B, 19.99%, 11/30/24 . 378 385
991294453.UG.FTS.B, 19.99%, 11/30/24 . 301 306
991302771.UG.FTS.B, 19.99%, 11/30/24 . 371 251
991303347.UG.FTS.B, 19.99%, 11/30/24 . 38 37
991370921.UG.FTS.B, 19.99%, 11/30/24 . 234 1
991375080.UG.FTS.B, 19.99%, 11/30/24 . 34 –
991375136.UG.FTS.B, 19.99%, 11/30/24 . 159 1
991170633.UG.FTS.B, 20.46%, 11/30/24 . 130 129
991201898.UG.FTS.B, 20.46%, 11/30/24 . 616 610
991157471.UG.FTS.B, 20.97%, 11/30/24 . 817 811
991266991.UG.FTS.B, 20.97%, 11/30/24 . 1,337 1,323
991273272.UG.FTS.B, 20.97%, 11/30/24 . 995 987
991163767.UG.FTS.B, 21.46%, 11/30/24 . 230 18
991176579.UG.FTS.B, 21.46%, 11/30/24 . 758 58
991178246.UG.FTS.B, 21.46%, 11/30/24 . 6,493 6,413
991198945.UG.FTS.B, 21.46%, 11/30/24 . 106 70
991222901.UG.FTS.B, 21.46%, 11/30/24 . 609 604
991155680.UG.FTS.B, 21.98%, 11/30/24 . 103 102
991212859.UG.FTS.B, 21.98%, 11/30/24 . 1,151 1,137
991227321.UG.FTS.B, 21.98%, 11/30/24 . 85 84
991214909.UG.FTS.B, 22.97%, 11/30/24 . 1,433 1,396
991294116.UG.FTS.B, 22.97%, 11/30/24 . 302 294
991162102.UG.FTS.B, 23.95%, 11/30/24 . 771 749
991279769.UG.FTS.B, 23.95%, 11/30/24 . 413 32
991274402.UG.FTS.B, 24.95%, 11/30/24 . 128 127
991245914.UG.FTS.B, 25.95%, 11/30/24 . 42 41

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991166314.UG.FTS.B, 26.94%, 11/30/24 . $ 674 $ 644
991179425.UG.FTS.B, 26.94%, 11/30/24 . 937 915
991157436.UG.FTS.B, 27.99%, 11/30/24 . 360 364
991170707.UG.FTS.B, 27.99%, 11/30/24 . 1,752 241
991184856.UG.FTS.B, 27.99%, 11/30/24 . 205 208
991246597.UG.FTS.B, 27.99%, 11/30/24 . 305 311
991254097.UG.FTS.B, 27.99%, 11/30/24 . 86 12
991282826.UG.FTS.B, 27.99%, 11/30/24 . 37 37
991310873.UG.FTS.B, 27.99%, 11/30/24 . 283 283
991156770.UG.FTS.B, 28.98%, 11/30/24 . 251 256
991157684.UG.FTS.B, 28.98%, 11/30/24 . 1,219 1,179
991158904.UG.FTS.B, 28.98%, 11/30/24 . 149 148
991159756.UG.FTS.B, 28.98%, 11/30/24 . 319 324
991159902.UG.FTS.B, 28.98%, 11/30/24 . 293 298
991160155.UG.FTS.B, 28.98%, 11/30/24 . 444 287
991161179.UG.FTS.B, 28.98%, 11/30/24 .. 1,334 1,289
991161240.UG.FTS.B, 28.98%, 11/30/24 . 1,189 1,210
991161330.UG.FTS.B, 28.98%, 11/30/24 . 137 140
991162025.UG.FTS.B, 28.98%, 11/30/24 . 572 570
991162173.UG.FTS.B, 28.98%, 11/30/24 . 28 28
991162342.UG.FTS.B, 28.98%, 11/30/24 . 722 735
991162461.UG.FTS.B, 28.98%, 11/30/24 . 6 6
991163899.UG.FTS.B, 28.98%, 11/30/24 . 92 92
991164704.UG.FTS.B, 28.98%, 11/30/24 . 56 57
991164805.UG.FTS.B, 28.98%, 11/30/24 . – –
991164810.UG.FTS.B, 28.98%, 11/30/24 . 123 123
991165694.UG.FTS.B, 28.98%, 11/30/24 . 728 741
991165829.UG.FTS.B, 28.98%, 11/30/24 . 2,568 2,578
991166703.UG.FTS.B, 28.98%, 11/30/24 . 388 30
991168731.UG.FTS.B, 28.98%, 11/30/24 . 550 560
991170595.UG.FTS.B, 28.98%, 11/30/24 . – –
991170960.UG.FTS.B, 28.98%, 11/30/24 . 1,120 1,104
991174311.UG.FTS.B, 28.98%, 11/30/24 .. 268 273
991174605.UG.FTS.B, 28.98%, 11/30/24 . 1,150 1,171
991174788.UG.FTS.B, 28.98%, 11/30/24 . 263 260
991175329.UG.FTS.B, 28.98%, 11/30/24 . 91 93
991178342.UG.FTS.B, 28.98%, 11/30/24 . 377 383
991180572.UG.FTS.B, 28.98%, 11/30/24 . 320 326
991181728.UG.FTS.B, 28.98%, 11/30/24 . 321 322
991182068.UG.FTS.B, 28.98%, 11/30/24 . 69 69
991182116.UG.FTS.B, 28.98%, 11/30/24 .. 442 447
991182228.UG.FTS.B, 28.98%, 11/30/24 . 137 139
991184808.UG.FTS.B, 28.98%, 11/30/24 . 296 301
991185437.UG.FTS.B, 28.98%, 11/30/24 . 185 186
991186519.UG.FTS.B, 28.98%, 11/30/24 . 218 222
991188630.UG.FTS.B, 28.98%, 11/30/24 . 37 37
991189750.UG.FTS.B, 28.98%, 11/30/24 . 20 20
991190495.UG.FTS.B, 28.98%, 11/30/24 . 590 591
991191079.UG.FTS.B, 28.98%, 11/30/24 . 56 55
991192583.UG.FTS.B, 28.98%, 11/30/24 . 12 12
991193180.UG.FTS.B, 28.98%, 11/30/24 . 64 64
991194174.UG.FTS.B, 28.98%, 11/30/24 . 288 293
991197730.UG.FTS.B, 28.98%, 11/30/24 . 98 100
991198187.UG.FTS.B, 28.98%, 11/30/24 . – –
991200683.UG.FTS.B, 28.98%, 11/30/24 . 174 176
991202129.UG.FTS.B, 28.98%, 11/30/24 . 290 22
991204352.UG.FTS.B, 28.98%, 11/30/24 . 107 107
991204588.UG.FTS.B, 28.98%, 11/30/24 . 1,801 122
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991205011.UG.FTS.B, 28.98%, 11/30/24 . $ 113 $ 112
991209031.UG.FTS.B, 28.98%, 11/30/24 . 32 32
991209315.UG.FTS.B, 28.98%, 11/30/24 . 26 26
991212998.UG.FTS.B, 28.98%, 11/30/24 . 771 540
991223413.UG.FTS.B, 28.98%, 11/30/24 . 140 143
991223544.UG.FTS.B, 28.98%, 11/30/24 . 110 111
991226444.UG.FTS.B, 28.98%, 11/30/24 . 135 133
991229725.UG.FTS.B, 28.98%, 11/30/24 . 23 23
991232621.UG.FTS.B, 28.98%, 11/30/24 . 776 789
991234377.UG.FTS.B, 28.98%, 11/30/24 . 42 42
991247306.UG.FTS.B, 28.98%, 11/30/24 . 2,065 1,276
991251001.UG.FTS.B, 28.98%, 11/30/24 . 859 870
991252688.UG.FTS.B, 28.98%, 11/30/24 . 23 23
991253679.UG.FTS.B, 28.98%, 11/30/24 . 304 306
991253813.UG.FTS.B, 28.98%, 11/30/24 . 86 87
991253989.UG.FTS.B, 28.98%, 11/30/24 . 614 623
991255130.UG.FTS.B, 28.98%, 11/30/24 . 240 150
991257232.UG.FTS.B, 28.98%, 11/30/24 . 344 342
991260489.UG.FTS.B, 28.98%, 11/30/24 . 96 96
991263077.UG.FTS.B, 28.98%, 11/30/24 . 418 426
991268242.UG.FTS.B, 28.98%, 11/30/24 . 827 549
991274807.UG.FTS.B, 28.98%, 11/30/24 . 36 36
991280234.UG.FTS.B, 28.98%, 11/30/24 . 7 7
991290395.UG.FTS.B, 28.98%, 11/30/24 . 47 47
991299968.UG.FTS.B, 28.98%, 11/30/24 . 203 206
991301389.UG.FTS.B, 28.98%, 11/30/24 . 371 374
991308020.UG.FTS.B, 28.98%, 11/30/24 . 47 15
991311760.UG.FTS.B, 28.98%, 11/30/24 . 832 831
991312114.UG.FTS.B, 28.98%, 11/30/24 . 476 478
991322375.UG.FTS.B, 28.98%, 11/30/24 . 742 54
991323243.UG.FTS.B, 28.98%, 11/30/24 . 778 782
991325045.UG.FTS.B, 28.98%, 11/30/24 . 110 110
991353871.UG.FTS.B, 28.98%, 11/30/24 . 111 115
991354445.UG.FTS.B, 28.98%, 11/30/24 . 374 382
991362615.UG.FTS.B, 28.98%, 11/30/24 . 110 113
991366476.UG.FTS.B, 28.98%, 11/30/24 . 404 418
991372018.UG.FTS.B, 28.98%, 11/30/24 . 257 266
991378438.UG.FTS.B, 28.98%, 11/30/24 . 259 258
991283230.UG.FTS.B, 29.48%, 11/30/24 . 209 212
991155380.UG.FTS.B, 29.49%, 11/30/24 . 54 54
991155673.UG.FTS.B, 29.49%, 11/30/24 . 631 644
991155729.UG.FTS.B, 29.49%, 11/30/24 . 234 235
991155966.UG.FTS.B, 29.49%, 11/30/24 . 646 658
991156148.UG.FTS.B, 29.49%, 11/30/24 . 613 624
991156343.UG.FTS.B, 29.49%, 11/30/24 . 533 531
991156508.UG.FTS.B, 29.49%, 11/30/24 . 125 10
991156625.UG.FTS.B, 29.49%, 11/30/24 . 484 496
991156672.UG.FTS.B, 29.49%, 11/30/24 . 353 50
991157182.UG.FTS.B, 29.49%, 11/30/24 . 1 1
991157870.UG.FTS.B, 29.49%, 11/30/24 . 109 10
991158006.UG.FTS.B, 29.49%, 11/30/24 . 30 30
991158265.UG.FTS.B, 29.49%, 11/30/24 . 146 149
991158386.UG.FTS.B, 29.49%, 11/30/24 . 1,053 1,059
991158407.UG.FTS.B, 29.49%, 11/30/24 . 150 103
991158421.UG.FTS.B, 29.49%, 11/30/24 . 625 630
991158842.UG.FTS.B, 29.49%, 11/30/24 . 301 305
991158862.UG.FTS.B, 29.49%, 11/30/24 . 299 306
991158874.UG.FTS.B, 29.49%, 11/30/24 . 358 352

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991159301.UG.FTS.B, 29.49%, 11/30/24 . $ 103 $ 105
991159823.UG.FTS.B, 29.49%, 11/30/24 . 286 286
991160218.UG.FTS.B, 29.49%, 11/30/24 . 464 474
991160324.UG.FTS.B, 29.49%, 11/30/24 . 846 856
991161270.UG.FTS.B, 29.49%, 11/30/24 . 773 788
991162121.UG.FTS.B, 29.49%, 11/30/24 . 310 44
991162222.UG.FTS.B, 29.49%, 11/30/24 . 38 38
991162412.UG.FTS.B, 29.49%, 11/30/24 . 62 62
991163964.UG.FTS.B, 29.49%, 11/30/24 . 418 (13)
991164196.UG.FTS.B, 29.49%, 11/30/24 . 547 38
991164670.UG.FTS.B, 29.49%, 11/30/24 . 554 565
991165371.UG.FTS.B, 29.49%, 11/30/24 . 58 58
991165772.UG.FTS.B, 29.49%, 11/30/24 . 133 19
991166597.UG.FTS.B, 29.49%, 11/30/24 . 28 28
991167245.UG.FTS.B, 29.49%, 11/30/24 . 397 399
991168245.UG.FTS.B, 29.49%, 11/30/24 . 273 279
991169195.UG.FTS.B, 29.49%, 11/30/24 . 942 962
991170244.UG.FTS.B, 29.49%, 11/30/24 . 269 275
991170572.UG.FTS.B, 29.49%, 11/30/24 . 211 212
991171895.UG.FTS.B, 29.49%, 11/30/24 . 1 1
991172465.UG.FTS.B, 29.49%, 11/30/24 . 840 856
991172522.UG.FTS.B, 29.49%, 11/30/24 . 105 105
991172785.UG.FTS.B, 29.49%, 11/30/24 . 736 (13)
991173687.UG.FTS.B, 29.49%, 11/30/24 . 65 65
991174513.UG.FTS.B, 29.49%, 11/30/24 . 64 64
991176563.UG.FTS.B, 29.49%, 11/30/24 . 492 500
991178582.UG.FTS.B, 29.49%, 11/30/24 . 8 8
991181054.UG.FTS.B, 29.49%, 11/30/24 . – –
991182361.UG.FTS.B, 29.49%, 11/30/24 . 150 153
991182724.UG.FTS.B, 29.49%, 11/30/24 . – –
991183630.UG.FTS.B, 29.49%, 11/30/24 . 870 878
991183810.UG.FTS.B, 29.49%, 11/30/24 . 70 71
991184149.UG.FTS.B, 29.49%, 11/30/24 . 787 799
991185246.UG.FTS.B, 29.49%, 11/30/24 . 424 432
991186053.UG.FTS.B, 29.49%, 11/30/24 . 97 99
991189744.UG.FTS.B, 29.49%, 11/30/24 . 101 100
991190990.UG.FTS.B, 29.49%, 11/30/24 . 238 243
991191513.UG.FTS.B, 29.49%, 11/30/24 . – –
991191690.UG.FTS.B, 29.49%, 11/30/24 . 583 131
991192752.UG.FTS.B, 29.49%, 11/30/24 . 211 214
991192788.UG.FTS.B, 29.49%, 11/30/24 . 56 57
991193473.UG.FTS.B, 29.49%, 11/30/24 . 192 196
991194009.UG.FTS.B, 29.49%, 11/30/24 . 118 120
991195243.UG.FTS.B, 29.49%, 11/30/24 . 3,971 4,055
991198311.UG.FTS.B, 29.49%, 11/30/24 .. 221 225
991198791.UG.FTS.B, 29.49%, 11/30/24 . 470 472
991200627.UG.FTS.B, 29.49%, 11/30/24 . 328 336
991200667.UG.FTS.B, 29.49%, 11/30/24 . 613 89
991201454.UG.FTS.B, 29.49%, 11/30/24 . 213 217
991201470.UG.FTS.B, 29.49%, 11/30/24 . – –
991202894.UG.FTS.B, 29.49%, 11/30/24 . 8 8
991205442.UG.FTS.B, 29.49%, 11/30/24 . 1,321 1,282
991206111.UG.FTS.B, 29.49%, 11/30/24 .. 158 161
991208491.UG.FTS.B, 29.49%, 11/30/24 . 471 37
991208980.UG.FTS.B, 29.49%, 11/30/24 . 676 657
991209146.UG.FTS.B, 29.49%, 11/30/24 . 87 87
991209726.UG.FTS.B, 29.49%, 11/30/24 . 276 276
991211217.UG.FTS.B, 29.49%, 11/30/24 . – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991215049.UG.FTS.B, 29.49%, 11/30/24 . $ 216 $ 217
991218514.UG.FTS.B, 29.49%, 11/30/24 . 70 71
991218861.UG.FTS.B, 29.49%, 11/30/24 . 96 14
991219200.UG.FTS.B, 29.49%, 11/30/24 . 122 124
991220330.UG.FTS.B, 29.49%, 11/30/24 . 315 308
991220923.UG.FTS.B, 29.49%, 11/30/24 . 11 11
991221281.UG.FTS.B, 29.49%, 11/30/24 . 381 387
991233310.UG.FTS.B, 29.49%, 11/30/24 . 45 38
991234356.UG.FTS.B, 29.49%, 11/30/24 . 170 174
991234501.UG.FTS.B, 29.49%, 11/30/24 . 521 523
991235449.UG.FTS.B, 29.49%, 11/30/24 . 459 469
991237242.UG.FTS.B, 29.49%, 11/30/24 . 127 129
991242367.UG.FTS.B, 29.49%, 11/30/24 . 110 113
991244000.UG.FTS.B, 29.49%, 11/30/24 . – –
991245580.UG.FTS.B, 29.49%, 11/30/24 . 71 72
991246778.UG.FTS.B, 29.49%, 11/30/24 . 741 748
991249635.UG.FTS.B, 29.49%, 11/30/24 . 237 241
991250363.UG.FTS.B, 29.49%, 11/30/24 . 59 17
991250751.UG.FTS.B, 29.49%, 11/30/24 . 378 (11)
991250928.UG.FTS.B, 29.49%, 11/30/24 . – –
991251255.UG.FTS.B, 29.49%, 11/30/24 . 104 106
991251496.UG.FTS.B, 29.49%, 11/30/24 . 62 53
991252166.UG.FTS.B, 29.49%, 11/30/24 . 766 768
991258407.UG.FTS.B, 29.49%, 11/30/24 . 233 233
991262641.UG.FTS.B, 29.49%, 11/30/24 . 505 507
991267189.UG.FTS.B, 29.49%, 11/30/24 . 324 223
991273969.UG.FTS.B, 29.49%, 11/30/24 . 516 526
991277711.UG.FTS.B, 29.49%, 11/30/24 . 260 261
991278091.UG.FTS.B, 29.49%, 11/30/24 . 281 40
991281607.UG.FTS.B, 29.49%, 11/30/24 . 322 329
991282117.UG.FTS.B, 29.49%, 11/30/24 . – –
991282168.UG.FTS.B, 29.49%, 11/30/24 . 128 129
991282393.UG.FTS.B, 29.49%, 11/30/24 . 97 96
991282718.UG.FTS.B, 29.49%, 11/30/24 . 99 101
991289420.UG.FTS.B, 29.49%, 11/30/24 . 231 32
991289704.UG.FTS.B, 29.49%, 11/30/24 . 26 26
991295156.UG.FTS.B, 29.49%, 11/30/24 . 277 (9)
991295815.UG.FTS.B, 29.49%, 11/30/24 . 215 219
991295869.UG.FTS.B, 29.49%, 11/30/24 . 1,937 1,946
991302156.UG.FTS.B, 29.49%, 11/30/24 . 299 305
991302889.UG.FTS.B, 29.49%, 11/30/24 . 15 15
991305134.UG.FTS.B, 29.49%, 11/30/24 . 27 27
991311530.UG.FTS.B, 29.49%, 11/30/24 . 63 64
991311647.UG.FTS.B, 29.49%, 11/30/24 . 30 30
991319229.UG.FTS.B, 29.49%, 11/30/24 . 1,239 1,235
991321305.UG.FTS.B, 29.49%, 11/30/24 . 305 304
991323937.UG.FTS.B, 29.49%, 11/30/24 . 91 65
991326057.UG.FTS.B, 29.49%, 11/30/24 . 123 81
991354554.UG.FTS.B, 29.49%, 11/30/24 . 131 132
991360797.UG.FTS.B, 29.49%, 11/30/24 . 267 273
991366922.UG.FTS.B, 29.49%, 11/30/24 . 99 (3)
991368424.UG.FTS.B, 29.49%, 11/30/24 . 230 229
991369399.UG.FTS.B, 29.49%, 11/30/24 . 83 83
991376913.UG.FTS.B, 29.49%, 11/30/24 . 56 49
991162349.UG.FTS.B, Zero Cpn, 12/01/24 977 68
991163156.UG.FTS.B, Zero Cpn, 12/01/24 244 17
991166536.UG.FTS.B, Zero Cpn, 12/01/24 53 4
991238942.UG.FTS.B, Zero Cpn, 12/01/24 289 20

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991169328.UG.FTS.B, 19.21%, 12/01/24 . $ 1,521 $ 1,512
991247450.UG.FTS.B, 19.21%, 12/01/24 . 756 751
991169863.UG.FTS.B, 19.8%, 12/01/24 .. 991 984
991321761.UG.FTS.B, 19.8%, 12/01/24 .. – –
991178593.UG.FTS.B, 19.97%, 12/01/24 . 109 –
991160766.UG.FTS.B, 19.99%, 12/01/24 . 967 977
991169660.UG.FTS.B, 19.99%, 12/01/24 . 438 435
991169981.UG.FTS.B, 19.99%, 12/01/24 . 2,995 3,050
991171084.UG.FTS.B, 19.99%, 12/01/24 . 26 26
991171557.UG.FTS.B, 19.99%, 12/01/24 . 143 29
991178992.UG.FTS.B, 19.99%, 12/01/24 . 1,923 1,960
991190064.UG.FTS.B, 19.99%, 12/01/24 . 790 804
991194398.UG.FTS.B, 19.99%, 12/01/24 . 1,185 1,206
991195640.UG.FTS.B, 19.99%, 12/01/24 . 38 38
991207998.UG.FTS.B, 19.99%, 12/01/24 . 705 714
991233773.UG.FTS.B, 19.99%, 12/01/24 . 336 341
991235853.UG.FTS.B, 19.99%, 12/01/24 . 94 94
991239748.UG.FTS.B, 19.99%, 12/01/24 . 2,132 2,166
991248019.UG.FTS.B, 19.99%, 12/01/24 . 1,061 1,081
991262568.UG.FTS.B, 19.99%, 12/01/24 . 104 105
991324541.UG.FTS.B, 19.99%, 12/01/24 . 241 243
991334704.UG.FTS.B, 19.99%, 12/01/24 . 78 79
991354074.UG.FTS.B, 19.99%, 12/01/24 . 702 701
991359215.UG.FTS.B, 19.99%, 12/01/24 . 132 132
991160810.UG.FTS.B, 20.46%, 12/01/24 . 74 73
991162711.UG.FTS.B, 20.46%, 12/01/24 . – –
991231427.UG.FTS.B, 20.46%, 12/01/24 . 440 437
991247272.UG.FTS.B, 20.46%, 12/01/24 . 27 26
991287459.UG.FTS.B, 20.46%, 12/01/24 . 559 553
991346971.UG.FTS.B, 20.46%, 12/01/24 . 257 253
991225649.UG.FTS.B, 20.97%, 12/01/24 . 7,194 7,140
991383601.UG.FTS.B, 20.97%, 12/01/24 . 235 159
991163809.UG.FTS.B, 21.46%, 12/01/24 . 7,839 7,774
991167443.UG.FTS.B, 21.46%, 12/01/24 . 3,072 3,035
991167927.UG.FTS.B, 21.46%, 12/01/24 . 384 381
991179044.UG.FTS.B, 21.46%, 12/01/24 . 727 721
991181416.UG.FTS.B, 21.46%, 12/01/24 . 39 6
991295332.UG.FTS.B, 21.46%, 12/01/24 . 11 11
991162968.UG.FTS.B, 21.98%, 12/01/24 . 253 250
991211732.UG.FTS.B, 21.98%, 12/01/24 . 81 80
991162362.UG.FTS.B, 22.97%, 12/01/24 . 641 633
991182729.UG.FTS.B, 22.97%, 12/01/24 . 115 114
991165518.UG.FTS.B, 23.95%, 12/01/24 . 320 317
991164092.UG.FTS.B, 25.95%, 12/01/24 . 399 394
991160646.UG.FTS.B, 27.99%, 12/01/24 . 74 75
991164749.UG.FTS.B, 27.99%, 12/01/24 . 379 386
991178777.UG.FTS.B, 27.99%, 12/01/24 . 111 113
991186705.UG.FTS.B, 27.99%, 12/01/24 . 156 157
991160886.UG.FTS.B, 28.98%, 12/01/24 . 15 15
991161283.UG.FTS.B, 28.98%, 12/01/24 . 334 75
991161423.UG.FTS.B, 28.98%, 12/01/24 . 892 889
991161755.UG.FTS.B, 28.98%, 12/01/24 . 538 547
991162271.UG.FTS.B, 28.98%, 12/01/24 . 221 225
991162320.UG.FTS.B, 28.98%, 12/01/24 . 190 194
991162330.UG.FTS.B, 28.98%, 12/01/24 . 785 791
991162450.UG.FTS.B, 28.98%, 12/01/24 . 333 335
991163027.UG.FTS.B, 28.98%, 12/01/24 . 413 419
991163558.UG.FTS.B, 28.98%, 12/01/24 . – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991163638.UG.FTS.B, 28.98%, 12/01/24 . $ 33 $ 3
991164071.UG.FTS.B, 28.98%, 12/01/24 . 127 129
991164249.UG.FTS.B, 28.98%, 12/01/24 . 56 56
991164332.UG.FTS.B, 28.98%, 12/01/24 . 90 90
991164762.UG.FTS.B, 28.98%, 12/01/24 . – –
991165573.UG.FTS.B, 28.98%, 12/01/24 . 234 235
991165874.UG.FTS.B, 28.98%, 12/01/24 . 145 142
991165954.UG.FTS.B, 28.98%, 12/01/24 . 257 262
991166604.UG.FTS.B, 28.98%, 12/01/24 . 1 1
991170068.UG.FTS.B, 28.98%, 12/01/24 . 1,841 1,819
991170216.UG.FTS.B, 28.98%, 12/01/24 . 80 82
991174550.UG.FTS.B, 28.98%, 12/01/24 . 184 188
991176007.UG.FTS.B, 28.98%, 12/01/24 . 258 253
991177599.UG.FTS.B, 28.98%, 12/01/24 . 148 151
991179835.UG.FTS.B, 28.98%, 12/01/24 . 770 774
991180336.UG.FTS.B, 28.98%, 12/01/24 . 1,176 1,198
991181086.UG.FTS.B, 28.98%, 12/01/24 . 121 124
991182500.UG.FTS.B, 28.98%, 12/01/24 . 1,282 1,260
991182789.UG.FTS.B, 28.98%, 12/01/24 . 766 770
991183951.UG.FTS.B, 28.98%, 12/01/24 . 640 88
991185047.UG.FTS.B, 28.98%, 12/01/24 . 47 38
991188463.UG.FTS.B, 28.98%, 12/01/24 . 98 100
991189130.UG.FTS.B, 28.98%, 12/01/24 . – –
991189706.UG.FTS.B, 28.98%, 12/01/24 . 298 303
991190247.UG.FTS.B, 28.98%, 12/01/24 . 882 898
991190745.UG.FTS.B, 28.98%, 12/01/24 . 106 107
991196333.UG.FTS.B, 28.98%, 12/01/24 . 217 221
991200338.UG.FTS.B, 28.98%, 12/01/24 . 291 295
991201982.UG.FTS.B, 28.98%, 12/01/24 . 281 283
991202328.UG.FTS.B, 28.98%, 12/01/24 . 11 11
991202722.UG.FTS.B, 28.98%, 12/01/24 . 933 916
991203281.UG.FTS.B, 28.98%, 12/01/24 . 473 462
991205776.UG.FTS.B, 28.98%, 12/01/24 . 324 (9)
991208622.UG.FTS.B, 28.98%, 12/01/24 . 34 34
991210628.UG.FTS.B, 28.98%, 12/01/24 . 252 36
991210769.UG.FTS.B, 28.98%, 12/01/24 . 259 264
991213420.UG.FTS.B, 28.98%, 12/01/24 . 684 687
991217237.UG.FTS.B, 28.98%, 12/01/24 . 117 119
991219825.UG.FTS.B, 28.98%, 12/01/24 . 74 75
991226847.UG.FTS.B, 28.98%, 12/01/24 . 825 830
991228476.UG.FTS.B, 28.98%, 12/01/24 . 1,298 1,322
991228529.UG.FTS.B, 28.98%, 12/01/24 . 258 255
991229899.UG.FTS.B, 28.98%, 12/01/24 . 123 126
991230359.UG.FTS.B, 28.98%, 12/01/24 . 71 71
991230587.UG.FTS.B, 28.98%, 12/01/24 . 256 260
991231739.UG.FTS.B, 28.98%, 12/01/24 . 149 152
991236126.UG.FTS.B, 28.98%, 12/01/24 . 89 89
991236470.UG.FTS.B, 28.98%, 12/01/24 . 69 70
991242460.UG.FTS.B, 28.98%, 12/01/24 . 7 7
991244164.UG.FTS.B, 28.98%, 12/01/24 . 176 179
991250144.UG.FTS.B, 28.98%, 12/01/24 . 219 (7)
991250633.UG.FTS.B, 28.98%, 12/01/24 . 154 155
991251429.UG.FTS.B, 28.98%, 12/01/24 . 301 306
991267046.UG.FTS.B, 28.98%, 12/01/24 . 140 139
991267527.UG.FTS.B, 28.98%, 12/01/24 . 806 799
991273718.UG.FTS.B, 28.98%, 12/01/24 . 107 109
991275061.UG.FTS.B, 28.98%, 12/01/24 . 101 103
991278856.UG.FTS.B, 28.98%, 12/01/24 . 509 518

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991285727.UG.FTS.B, 28.98%, 12/01/24 . $ 508 $ 512
991298047.UG.FTS.B, 28.98%, 12/01/24 . 422 58
991305273.UG.FTS.B, 28.98%, 12/01/24 . 282 287
991319168.UG.FTS.B, 28.98%, 12/01/24 . 153 156
991322131.UG.FTS.B, 28.98%, 12/01/24 . 128 128
991322463.UG.FTS.B, 28.98%, 12/01/24 . 1,092 1,086
991323706.UG.FTS.B, 28.98%, 12/01/24 . 467 470
991325531.UG.FTS.B, 28.98%, 12/01/24 . 1,001 1,006
991328743.UG.FTS.B, 28.98%, 12/01/24 . 1,159 1,165
991332964.UG.FTS.B, 28.98%, 12/01/24 . 506 508
991338177.UG.FTS.B, 28.98%, 12/01/24 . 454 456
991339149.UG.FTS.B, 28.98%, 12/01/24 . – –
991343569.UG.FTS.B, 28.98%, 12/01/24 . 65 66
991352854.UG.FTS.B, 28.98%, 12/01/24 . 80 81
991354877.UG.FTS.B, 28.98%, 12/01/24 . – –
991358666.UG.FTS.B, 28.98%, 12/01/24 . 776 776
991358911.UG.FTS.B, 28.98%, 12/01/24 . 680 53
991365314.UG.FTS.B, 28.98%, 12/01/24 . 2,517 345
991366359.UG.FTS.B, 28.98%, 12/01/24 . 93 94
991367704.UG.FTS.B, 28.98%, 12/01/24 . 427 430
991368632.UG.FTS.B, 28.98%, 12/01/24 . 129 130
991369529.UG.FTS.B, 28.98%, 12/01/24 . 21 21
991372098.UG.FTS.B, 28.98%, 12/01/24 . 80 81
991378052.UG.FTS.B, 28.98%, 12/01/24 . 129 133
991161940.UG.FTS.B, 29.46%, 12/01/24 . 680 693
991160622.UG.FTS.B, 29.49%, 12/01/24 . 9 9
991161053.UG.FTS.B, 29.49%, 12/01/24 . 7 7
991161239.UG.FTS.B, 29.49%, 12/01/24 . 163 165
991161391.UG.FTS.B, 29.49%, 12/01/24 . 4 4
991161962.UG.FTS.B, 29.49%, 12/01/24 . 65 65
991162217.UG.FTS.B, 29.49%, 12/01/24 . 136 136
991162954.UG.FTS.B, 29.49%, 12/01/24 . 7 7
991163350.UG.FTS.B, 29.49%, 12/01/24 . 362 372
991163554.UG.FTS.B, 29.49%, 12/01/24 . 235 235
991164451.UG.FTS.B, 29.49%, 12/01/24 . 19 1
991165159.UG.FTS.B, 29.49%, 12/01/24 . – –
991165221.UG.FTS.B, 29.49%, 12/01/24 . 12 12
991165357.UG.FTS.B, 29.49%, 12/01/24 . 46 46
991165411.UG.FTS.B, 29.49%, 12/01/24 . 324 331
991165471.UG.FTS.B, 29.49%, 12/01/24 . 57 57
991166278.UG.FTS.B, 29.49%, 12/01/24 . 98 100
991166742.UG.FTS.B, 29.49%, 12/01/24 . 288 291
991167064.UG.FTS.B, 29.49%, 12/01/24 . 881 (26)
991167631.UG.FTS.B, 29.49%, 12/01/24 . – –
991167821.UG.FTS.B, 29.49%, 12/01/24 . 474 36
991168466.UG.FTS.B, 29.49%, 12/01/24 . 704 714
991169143.UG.FTS.B, 29.49%, 12/01/24 . 27 27
991169716.UG.FTS.B, 29.49%, 12/01/24 . 119 122
991170657.UG.FTS.B, 29.49%, 12/01/24 . 24 24
991170942.UG.FTS.B, 29.49%, 12/01/24 . 403 395
991171218.UG.FTS.B, 29.49%, 12/01/24 . 1,419 1,446
991171251.UG.FTS.B, 29.49%, 12/01/24 . 136 19
991171281.UG.FTS.B, 29.49%, 12/01/24 . 69 70
991172207.UG.FTS.B, 29.49%, 12/01/24 . 13 13
991172237.UG.FTS.B, 29.49%, 12/01/24 . 78 80
991172597.UG.FTS.B, 29.49%, 12/01/24 . 2,114 2,096
991173027.UG.FTS.B, 29.49%, 12/01/24 . 34 34
991173870.UG.FTS.B, 29.49%, 12/01/24 . 100 101
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991174137.UG.FTS.B, 29.49%, 12/01/24 . $ 358 $ 366
991174516.UG.FTS.B, 29.49%, 12/01/24 . 519 531
991177654.UG.FTS.B, 29.49%, 12/01/24 . 193 195
991177853.UG.FTS.B, 29.49%, 12/01/24 . 922 941
991178641.UG.FTS.B, 29.49%, 12/01/24 . 87 88
991178859.UG.FTS.B, 29.49%, 12/01/24 . 100 102
991179950.UG.FTS.B, 29.49%, 12/01/24 . 491 (21)
991180960.UG.FTS.B, 29.49%, 12/01/24 . 324 329
991181158.UG.FTS.B, 29.49%, 12/01/24 . – –
991181242.UG.FTS.B, 29.49%, 12/01/24 . 417 55
991184518.UG.FTS.B, 29.49%, 12/01/24 . 2,215 2,267
991186231.UG.FTS.B, 29.49%, 12/01/24 . 173 178
991186676.UG.FTS.B, 29.49%, 12/01/24 . 674 466
991186895.UG.FTS.B, 29.49%, 12/01/24 . 3 3
991187762.UG.FTS.B, 29.49%, 12/01/24 . 103 103
991188136.UG.FTS.B, 29.49%, 12/01/24 . 317 318
991190236.UG.FTS.B, 29.49%, 12/01/24 . 107 110
991192314.UG.FTS.B, 29.49%, 12/01/24 . 1,136 1,160
991192621.UG.FTS.B, 29.49%, 12/01/24 . 54 54
991192840.UG.FTS.B, 29.49%, 12/01/24 . 195 45
991194652.UG.FTS.B, 29.49%, 12/01/24 . 38 38
991194975.UG.FTS.B, 29.49%, 12/01/24 . 127 129
991195613.UG.FTS.B, 29.49%, 12/01/24 . – –
991195713.UG.FTS.B, 29.49%, 12/01/24 . 101 104
991195836.UG.FTS.B, 29.49%, 12/01/24 . 177 179
991196169.UG.FTS.B, 29.49%, 12/01/24 . 186 190
991200855.UG.FTS.B, 29.49%, 12/01/24 . 10 10
991204551.UG.FTS.B, 29.49%, 12/01/24 . 455 458
991208827.UG.FTS.B, 29.49%, 12/01/24 . 120 18
991211949.UG.FTS.B, 29.49%, 12/01/24 . 27 26
991219679.UG.FTS.B, 29.49%, 12/01/24 . 220 225
991220031.UG.FTS.B, 29.49%, 12/01/24 . 1,127 1,148
991228302.UG.FTS.B, 29.49%, 12/01/24 . 247 242
991229412.UG.FTS.B, 29.49%, 12/01/24 . 210 213
991230298.UG.FTS.B, 29.49%, 12/01/24 . – –
991232611.UG.FTS.B, 29.49%, 12/01/24 . 65 66
991233016.UG.FTS.B, 29.49%, 12/01/24 . 266 272
991235705.UG.FTS.B, 29.49%, 12/01/24 . 8 8
991241447.UG.FTS.B, 29.49%, 12/01/24 . 233 238
991243035.UG.FTS.B, 29.49%, 12/01/24 . – –
991243097.UG.FTS.B, 29.49%, 12/01/24 . 171 174
991243560.UG.FTS.B, 29.49%, 12/01/24 . 87 87
991246447.UG.FTS.B, 29.49%, 12/01/24 . 474 481
991247481.UG.FTS.B, 29.49%, 12/01/24 . 664 676
991251845.UG.FTS.B, 29.49%, 12/01/24 . 46 46
991252187.UG.FTS.B, 29.49%, 12/01/24 . 40 3
991252529.UG.FTS.B, 29.49%, 12/01/24 . 911 929
991252877.UG.FTS.B, 29.49%, 12/01/24 . 69 70
991253430.UG.FTS.B, 29.49%, 12/01/24 . 143 144
991256494.UG.FTS.B, 29.49%, 12/01/24 . 1,123 1,111
991256813.UG.FTS.B, 29.49%, 12/01/24 . 182 28
991258121.UG.FTS.B, 29.49%, 12/01/24 . 1,625 1,656
991262312.UG.FTS.B, 29.49%, 12/01/24 . 144 96
991267008.UG.FTS.B, 29.49%, 12/01/24 . 302 309
991268119.UG.FTS.B, 29.49%, 12/01/24 . 248 240
991279786.UG.FTS.B, 29.49%, 12/01/24 . 86 86
991283740.UG.FTS.B, 29.49%, 12/01/24 . 102 104
991286731.UG.FTS.B, 29.49%, 12/01/24 . 923 598

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991290418.UG.FTS.B, 29.49%, 12/01/24 . $ 263 $ 269
991290834.UG.FTS.B, 29.49%, 12/01/24 . 518 521
991295578.UG.FTS.B, 29.49%, 12/01/24 . 68 68
991296855.UG.FTS.B, 29.49%, 12/01/24 . 802 801
991299824.UG.FTS.B, 29.49%, 12/01/24 . 492 500
991314063.UG.FTS.B, 29.49%, 12/01/24 . 141 142
991316347.UG.FTS.B, 29.49%, 12/01/24 . 91 93
991317052.UG.FTS.B, 29.49%, 12/01/24 . 90 64
991320615.UG.FTS.B, 29.49%, 12/01/24 . 68 69
991320943.UG.FTS.B, 29.49%, 12/01/24 . 867 (28)
991323578.UG.FTS.B, 29.49%, 12/01/24 . 390 392
991330889.UG.FTS.B, 29.49%, 12/01/24 . 35 35
991335018.UG.FTS.B, 29.49%, 12/01/24 . 53 53
991339191.UG.FTS.B, 29.49%, 12/01/24 . 47 47
991340008.UG.FTS.B, 29.49%, 12/01/24 . 136 11
991341808.UG.FTS.B, 29.49%, 12/01/24 . 312 313
991344916.UG.FTS.B, 29.49%, 12/01/24 . 52 52
991345338.UG.FTS.B, 29.49%, 12/01/24 . 157 157
991359251.UG.FTS.B, 29.49%, 12/01/24 . 856 861
991359488.UG.FTS.B, 29.49%, 12/01/24 . 115 115
991369727.UG.FTS.B, 29.49%, 12/01/24 . 121 123
991379172.UG.FTS.B, 29.49%, 12/01/24 . 14 14
991379697.UG.FTS.B, 29.49%, 12/01/24 . 340 28
991383117.UG.FTS.B, 29.49%, 12/01/24 . 272 281
991383396.UG.FTS.B, 29.49%, 12/01/24 . 155 161
991345698.UG.FTS.B, Zero Cpn, 12/02/24 220 15
991354962.UG.FTS.B, Zero Cpn, 12/02/24 47 3
991337481.UG.FTS.B, 18.97%, 12/02/24 . 655 665
991331652.UG.FTS.B, 19.99%, 12/02/24 . 154 160
991358489.UG.FTS.B, 19.99%, 12/02/24 . 448 450
991364689.UG.FTS.B, 19.99%, 12/02/24 . 127 131
991378075.UG.FTS.B, 20.46%, 12/02/24 . – –
991331574.UG.FTS.B, 21.46%, 12/02/24 . 265 271
991346117.UG.FTS.B, 25.95%, 12/02/24 . 385 387
991334429.UG.FTS.B, 27.99%, 12/02/24 . – –
991326262.UG.FTS.B, 28.98%, 12/02/24 . 119 125
991330023.UG.FTS.B, 28.98%, 12/02/24 . 156 163
991333179.UG.FTS.B, 28.98%, 12/02/24 . 36 37
991338460.UG.FTS.B, 28.98%, 12/02/24 . 68 70
991346576.UG.FTS.B, 28.98%, 12/02/24 . 140 145
991347910.UG.FTS.B, 28.98%, 12/02/24 . 222 229
991356309.UG.FTS.B, 28.98%, 12/02/24 . 213 218
991357983.UG.FTS.B, 28.98%, 12/02/24 . 80 8
991358659.UG.FTS.B, 28.98%, 12/02/24 . 13 13
991358801.UG.FTS.B, 28.98%, 12/02/24 . 784 811
991364192.UG.FTS.B, 28.98%, 12/02/24 . 155 161
991375971.UG.FTS.B, 28.98%, 12/02/24 . 3 3
991377393.UG.FTS.B, 28.98%, 12/02/24 . 67 70
991332249.UG.FTS.B, 29.49%, 12/02/24 . 618 6
991339850.UG.FTS.B, 29.49%, 12/02/24 . 398 401
991340524.UG.FTS.B, 29.49%, 12/02/24 . 191 188
991346583.UG.FTS.B, 29.49%, 12/02/24 . 389 402
991348609.UG.FTS.B, 29.49%, 12/02/24 . 99 103
991348696.UG.FTS.B, 29.49%, 12/02/24 . 108 112
991353863.UG.FTS.B, 29.49%, 12/02/24 . 93 96
991354003.UG.FTS.B, 29.49%, 12/02/24 . 100 104
991355305.UG.FTS.B, 29.49%, 12/02/24 . 4 4
991359351.UG.FTS.B, 29.49%, 12/02/24 . 67 69
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991359987.UG.FTS.B, 29.49%, 12/02/24 . $ – $ –
991361643.UG.FTS.B, 29.49%, 12/02/24 . 77 80
991362022.UG.FTS.B, 29.49%, 12/02/24 . 100 103
991363340.UG.FTS.B, 29.49%, 12/02/24 . 29 29
991364256.UG.FTS.B, 29.49%, 12/02/24 . 57 59
991365055.UG.FTS.B, 29.49%, 12/02/24 . 2 2
991369349.UG.FTS.B, 29.49%, 12/02/24 . 143 144
991369363.UG.FTS.B, 29.49%, 12/02/24 . 76 80
991370712.UG.FTS.B, 29.49%, 12/02/24 . 142 147
991373345.UG.FTS.B, 29.49%, 12/02/24 . 117 121
991375433.UG.FTS.B, 29.49%, 12/02/24 . 73 76
991381201.UG.FTS.B, 29.49%, 12/02/24 . 26 1
991381375.UG.FTS.B, 29.49%, 12/02/24 . 263 63
991383439.UG.FTS.B, 29.49%, 12/02/24 . 195 202
991191338.UG.FTS.B, 19.8%, 12/05/24 .. 105 104
991187412.UG.FTS.B, 19.99%, 12/05/24 . 450 453
991195736.UG.FTS.B, 27.99%, 12/05/24 . 210 211
991189231.UG.FTS.B, 28.98%, 12/05/24 . – –
991200264.UG.FTS.B, 28.98%, 12/05/24 . 3 3
991186409.UG.FTS.B, 29.49%, 12/05/24 . 4,514 4,534
991187382.UG.FTS.B, 29.49%, 12/05/24 . 131 9
991189246.UG.FTS.B, 29.49%, 12/05/24 . 44 43
991189701.UG.FTS.B, 29.49%, 12/05/24 . 21 21
991190483.UG.FTS.B, 29.49%, 12/05/24 . 126 126
991200707.UG.FTS.B, 29.49%, 12/05/24 . 205 200
991196677.UG.FTS.B, Zero Cpn, 12/06/24 330 23
991191497.UG.FTS.B, 14.98%, 12/06/24 . 437 443
991201575.UG.FTS.B, 15%, 12/06/24 .... 751 750
991342949.UG.FTS.B, 15%, 12/06/24 .... 275 278
991193410.UG.FTS.B, 15.97%, 12/06/24 . 85 86
991214247.UG.FTS.B, 15.97%, 12/06/24 . 147 149
991190915.UG.FTS.B, 16.99%, 12/06/24 . 268 53
991191303.UG.FTS.B, 16.99%, 12/06/24 . 2,389 2,429
991194549.UG.FTS.B, 16.99%, 12/06/24 . 110 109
991203416.UG.FTS.B, 16.99%, 12/06/24 . 906 917
991234426.UG.FTS.B, 16.99%, 12/06/24 . 824 837
991312754.UG.FTS.B, 16.99%, 12/06/24 . 80 81
991429687.UG.FTS.B, 16.99%, 12/06/24 . 61 62
991191183.UG.FTS.B, 17.97%, 12/06/24 . 5,865 3,727
991192927.UG.FTS.B, 17.97%, 12/06/24 . 3,345 3,313
991214877.UG.FTS.B, 19.21%, 12/06/24 . 924 106
991208432.UG.FTS.B, 19.8%, 12/06/24 .. 180 1
991258598.UG.FTS.B, 19.99%, 12/06/24 . 82 83
991200958.UG.FTS.B, 20.46%, 12/06/24 . 452 445
991419325.UG.FTS.B, 27.99%, 12/06/24 . 336 343
991201139.UG.FTS.B, 28.98%, 12/06/24 . 263 261
991202979.UG.FTS.B, 28.98%, 12/06/24 . 229 226
991309246.UG.FTS.B, 28.98%, 12/06/24 . 12 12
991347246.UG.FTS.B, 28.98%, 12/06/24 . 812 812
991378952.UG.FTS.B, 28.98%, 12/06/24 . 190 194
991202209.UG.FTS.B, 29.45%, 12/06/24 . 763 221
991201759.UG.FTS.B, 29.46%, 12/06/24 . 711 689
991203207.UG.FTS.B, 29.46%, 12/06/24 . 1,644 1,649
991198608.UG.FTS.B, 29.47%, 12/06/24 . 236 237
991190969.UG.FTS.B, 29.49%, 12/06/24 . 131 130
991193928.UG.FTS.B, 29.49%, 12/06/24 . 2,050 436
991196339.UG.FTS.B, 29.49%, 12/06/24 . 217 219
991199523.UG.FTS.B, 29.49%, 12/06/24 . 748 167

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991201775.UG.FTS.B, 29.49%, 12/06/24 . $ 37 $ 2
991206829.UG.FTS.B, 29.49%, 12/06/24 . 196 196
991219806.UG.FTS.B, 29.49%, 12/06/24 . 1,563 334
991223558.UG.FTS.B, 29.49%, 12/06/24 . 107 110
991279279.UG.FTS.B, 29.49%, 12/06/24 . 95 94
991354049.UG.FTS.B, 29.49%, 12/06/24 . 197 201
991377107.UG.FTS.B, 29.49%, 12/06/24 . 123 125
991409885.UG.FTS.B, 29.49%, 12/06/24 . 131 133
991198117.UG.FTS.B, Zero Cpn, 12/07/24 548 38
991203956.UG.FTS.B, Zero Cpn, 12/07/24 71 5
991204107.UG.FTS.B, Zero Cpn, 12/07/24 1,261 86
991204789.UG.FTS.B, 15.97%, 12/07/24 . 1,033 1,038
991410854.UG.FTS.B, 15.97%, 12/07/24 . 841 828
991199058.UG.FTS.B, 16.99%, 12/07/24 . 162 164
991205035.UG.FTS.B, 16.99%, 12/07/24 . 2,191 2,229
991202225.UG.FTS.B, 19.8%, 12/07/24 .. 631 617
991202795.UG.FTS.B, 19.8%, 12/07/24 .. 1,147 1,122
991199481.UG.FTS.B, 19.99%, 12/07/24 . 75 75
991313472.UG.FTS.B, 19.99%, 12/07/24 . 448 451
991199794.UG.FTS.B, 21.46%, 12/07/24 . 68 66
991200682.UG.FTS.B, 21.98%, 12/07/24 . 195 40
991284608.UG.FTS.B, 21.98%, 12/07/24 . 811 805
991198026.UG.FTS.B, 28.98%, 12/07/24 . 37 37
991198278.UG.FTS.B, 28.98%, 12/07/24 . 9 9
991198602.UG.FTS.B, 28.98%, 12/07/24 . 1,180 256
991199588.UG.FTS.B, 28.98%, 12/07/24 . 162 34
991200331.UG.FTS.B, 28.98%, 12/07/24 . 454 438
991203194.UG.FTS.B, 28.98%, 12/07/24 . 375 45
991203276.UG.FTS.B, 28.98%, 12/07/24 . 132 133
991204850.UG.FTS.B, 28.98%, 12/07/24 . 23 22
991218043.UG.FTS.B, 28.98%, 12/07/24 . 1,986 2,058
991221020.UG.FTS.B, 28.98%, 12/07/24 . 178 184
991307538.UG.FTS.B, 28.98%, 12/07/24 . 162 165
991397187.UG.FTS.B, 28.98%, 12/07/24 . 299 305
991433855.UG.FTS.B, 28.98%, 12/07/24 . 259 258
991199432.UG.FTS.B, 29.49%, 12/07/24 . 3,231 692
991199711.UG.FTS.B, 29.49%, 12/07/24 . 195 42
991199718.UG.FTS.B, 29.49%, 12/07/24 . 118 118
991200072.UG.FTS.B, 29.49%, 12/07/24 . 469 469
991201830.UG.FTS.B, 29.49%, 12/07/24 . 87 86
991204182.UG.FTS.B, 29.49%, 12/07/24 . 1,442 1,488
991204464.UG.FTS.B, 29.49%, 12/07/24 . 99 (1)
991205183.UG.FTS.B, 29.49%, 12/07/24 . 526 529
991205366.UG.FTS.B, 29.49%, 12/07/24 . 42 41
991205792.UG.FTS.B, 29.49%, 12/07/24 . 380 369
991206725.UG.FTS.B, 29.49%, 12/07/24 . 644 647
991206968.UG.FTS.B, 29.49%, 12/07/24 . 235 65
991222972.UG.FTS.B, 29.49%, 12/07/24 . 431 440
991244474.UG.FTS.B, 29.49%, 12/07/24 . 93 93
991252149.UG.FTS.B, 29.49%, 12/07/24 . 86 89
991403269.UG.FTS.B, 29.49%, 12/07/24 . 506 502
991405592.UG.FTS.B, 29.49%, 12/07/24 . 262 195
991424738.UG.FTS.B, 29.49%, 12/07/24 . 26 25
991211231.UG.FTS.B, Zero Cpn, 12/08/24 176 12
991214475.UG.FTS.B, Zero Cpn, 12/08/24 1,057 73
991301682.UG.FTS.B, Zero Cpn, 12/08/24 483 33
991345531.UG.FTS.B, Zero Cpn, 12/08/24 455 32
991355972.UG.FTS.B, Zero Cpn, 12/08/24 554 38
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991223847.UG.FTS.B, 14%, 12/08/24 .... $ 195 $ 198
991217779.UG.FTS.B, 14.97%, 12/08/24 . 6,171 6,283
991357997.UG.FTS.B, 14.97%, 12/08/24 . 610 611
991403049.UG.FTS.B, 14.97%, 12/08/24 . 279 281
991233663.UG.FTS.B, 14.98%, 12/08/24 . 254 258
991345394.UG.FTS.B, 14.98%, 12/08/24 . 593 604
991400268.UG.FTS.B, 14.98%, 12/08/24 . 2,638 283
991209407.UG.FTS.B, 15%, 12/08/24 .... 2,360 2,352
991241433.UG.FTS.B, 15%, 12/08/24 .... 290 290
991206263.UG.FTS.B, 15.97%, 12/08/24 . 152 154
991238380.UG.FTS.B, 15.97%, 12/08/24 . 306 311
991323004.UG.FTS.B, 15.97%, 12/08/24 . 409 415
991340673.UG.FTS.B, 15.97%, 12/08/24 . 769 782
991405894.UG.FTS.B, 15.97%, 12/08/24 . 2,117 2,134
991205065.UG.FTS.B, 16.99%, 12/08/24 . 49 49
991205558.UG.FTS.B, 16.99%, 12/08/24 . 448 456
991206337.UG.FTS.B, 16.99%, 12/08/24 . 525 530
991206750.UG.FTS.B, 16.99%, 12/08/24 . 2,162 2,199
991206979.UG.FTS.B, 16.99%, 12/08/24 . 5,047 5,109
991213394.UG.FTS.B, 16.99%, 12/08/24 . 669 672
991215999.UG.FTS.B, 16.99%, 12/08/24 . 4,605 4,667
991218331.UG.FTS.B, 16.99%, 12/08/24 . 2,332 2,371
991238587.UG.FTS.B, 16.99%, 12/08/24 . 275 273
991287220.UG.FTS.B, 16.99%, 12/08/24 . 347 352
991212387.UG.FTS.B, 17.97%, 12/08/24 . 7,118 7,232
991216549.UG.FTS.B, 17.99%, 12/08/24 . 1,564 1,588
991227343.UG.FTS.B, 17.99%, 12/08/24 . – –
991233872.UG.FTS.B, 17.99%, 12/08/24 . 214 217
991273817.UG.FTS.B, 17.99%, 12/08/24 . 59 59
991323155.UG.FTS.B, 17.99%, 12/08/24 . 233 237
991360888.UG.FTS.B, 17.99%, 12/08/24 . 339 342
991362465.UG.FTS.B, 17.99%, 12/08/24 . 1,734 1,760
991386259.UG.FTS.B, 17.99%, 12/08/24 . 515 517
991239528.UG.FTS.B, 18.97%, 12/08/24 . 17,495 (109)
991446493.UG.FTS.B, 18.97%, 12/08/24 . 9 9
991299878.UG.FTS.B, 19.21%, 12/08/24 . 7 6
991373551.UG.FTS.B, 19.21%, 12/08/24 . 251 246
991213249.UG.FTS.B, 19.8%, 12/08/24 .. 361 364
991215242.UG.FTS.B, 19.8%, 12/08/24 .. 1,266 1,262
991262025.UG.FTS.B, 19.8%, 12/08/24 .. 623 632
991273011.UG.FTS.B, 19.8%, 12/08/24 .. 556 563
991290022.UG.FTS.B, 19.8%, 12/08/24 .. 444 294
991319507.UG.FTS.B, 19.8%, 12/08/24 .. 10 6
991207067.UG.FTS.B, 19.99%, 12/08/24 . 393 401
991208261.UG.FTS.B, 19.99%, 12/08/24 . 962 997
991210935.UG.FTS.B, 19.99%, 12/08/24 . 755 783
991211172.UG.FTS.B, 19.99%, 12/08/24 . 362 374
991214641.UG.FTS.B, 19.99%, 12/08/24 . 3,935 4,082
991216498.UG.FTS.B, 19.99%, 12/08/24 . 5,510 5,715
991275636.UG.FTS.B, 19.99%, 12/08/24 . 113 116
991341216.UG.FTS.B, 19.99%, 12/08/24 . 475 489
991361291.UG.FTS.B, 19.99%, 12/08/24 . 469 467
991412069.UG.FTS.B, 19.99%, 12/08/24 . 326 333
991213356.UG.FTS.B, 20.46%, 12/08/24 . 38 38
991297237.UG.FTS.B, 20.46%, 12/08/24 . 237 232
991358922.UG.FTS.B, 20.46%, 12/08/24 . 250 253
991259503.UG.FTS.B, 21.46%, 12/08/24 . 206 135
991268175.UG.FTS.B, 21.46%, 12/08/24 . 2,290 2,311

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991320293.UG.FTS.B, 21.46%, 12/08/24 . $ 532 $ 117
991343243.UG.FTS.B, 21.46%, 12/08/24 . 59 58
991345837.UG.FTS.B, 21.46%, 12/08/24 . 432 435
991350933.UG.FTS.B, 21.46%, 12/08/24 . 180 181
991223797.UG.FTS.B, 22.97%, 12/08/24 . 407 407
991260254.UG.FTS.B, 22.97%, 12/08/24 . 196 197
991415595.UG.FTS.B, 22.97%, 12/08/24 . 500 58
991423001.UG.FTS.B, 26.94%, 12/08/24 . 929 922
991315664.UG.FTS.B, 27.99%, 12/08/24 . 2 2
991203597.UG.FTS.B, 28.98%, 12/08/24 . 59 59
991203892.UG.FTS.B, 28.98%, 12/08/24 . 981 1,016
991208304.UG.FTS.B, 28.98%, 12/08/24 . 349 21
991210036.UG.FTS.B, 28.98%, 12/08/24 . 1,328 289
991214712.UG.FTS.B, 28.98%, 12/08/24 . 1,913 1,984
991216630.UG.FTS.B, 28.98%, 12/08/24 . 85 (4)
991217143.UG.FTS.B, 28.98%, 12/08/24 . 1,811 1,842
991217853.UG.FTS.B, 28.98%, 12/08/24 . 2,444 2,522
991218074.UG.FTS.B, 28.98%, 12/08/24 . 1,193 76
991220074.UG.FTS.B, 28.98%, 12/08/24 . 981 74
991220601.UG.FTS.B, 28.98%, 12/08/24 . 267 276
991222269.UG.FTS.B, 28.98%, 12/08/24 . 111 23
991226863.UG.FTS.B, 28.98%, 12/08/24 . 272 282
991245195.UG.FTS.B, 28.98%, 12/08/24 . 39 39
991246111.UG.FTS.B, 28.98%, 12/08/24 . 140 142
991248557.UG.FTS.B, 28.98%, 12/08/24 . 104 107
991249237.UG.FTS.B, 28.98%, 12/08/24 . 69 71
991253023.UG.FTS.B, 28.98%, 12/08/24 . 53 54
991260535.UG.FTS.B, 28.98%, 12/08/24 . 181 187
991263248.UG.FTS.B, 28.98%, 12/08/24 . 412 50
991265277.UG.FTS.B, 28.98%, 12/08/24 . 171 171
991278212.UG.FTS.B, 28.98%, 12/08/24 . 907 940
991307338.UG.FTS.B, 28.98%, 12/08/24 . 137 138
991307693.UG.FTS.B, 28.98%, 12/08/24 . 8 8
991310600.UG.FTS.B, 28.98%, 12/08/24 . 84 83
991317659.UG.FTS.B, 28.98%, 12/08/24 . 118 122
991334924.UG.FTS.B, 28.98%, 12/08/24 . 1,233 1,277
991336471.UG.FTS.B, 28.98%, 12/08/24 . 275 276
991340573.UG.FTS.B, 28.98%, 12/08/24 . 1,554 1,605
991342598.UG.FTS.B, 28.98%, 12/08/24 . 129 133
991346915.UG.FTS.B, 28.98%, 12/08/24 . 180 122
991350123.UG.FTS.B, 28.98%, 12/08/24 . 249 258
991358361.UG.FTS.B, 28.98%, 12/08/24 . 201 208
991358554.UG.FTS.B, 28.98%, 12/08/24 . 161 166
991382013.UG.FTS.B, 28.98%, 12/08/24 . 59 58
991391880.UG.FTS.B, 28.98%, 12/08/24 . 96 98
991396086.UG.FTS.B, 28.98%, 12/08/24 . 143 146
991416236.UG.FTS.B, 28.98%, 12/08/24 . 288 292
991274456.UG.FTS.B, 29.45%, 12/08/24 . 209 65
991212452.UG.FTS.B, 29.46%, 12/08/24 . 1,775 425
991217222.UG.FTS.B, 29.46%, 12/08/24 . 805 821
991244901.UG.FTS.B, 29.46%, 12/08/24 . 544 130
991269532.UG.FTS.B, 29.46%, 12/08/24 . 134 137
991211572.UG.FTS.B, 29.47%, 12/08/24 . 1,668 1,613
991216803.UG.FTS.B, 29.47%, 12/08/24 . 4,894 5,082
991210459.UG.FTS.B, 29.48%, 12/08/24 . 1,302 1,289
991214958.UG.FTS.B, 29.48%, 12/08/24 . 1,194 1,238
991216602.UG.FTS.B, 29.48%, 12/08/24 . 960 998
991203718.UG.FTS.B, 29.49%, 12/08/24 . 526 546
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991203729.UG.FTS.B, 29.49%, 12/08/24 . $ 316 $ 328
991203818.UG.FTS.B, 29.49%, 12/08/24 . – –
991204243.UG.FTS.B, 29.49%, 12/08/24 . 43 6
991207112.UG.FTS.B, 29.49%, 12/08/24 . 160 163
991208035.UG.FTS.B, 29.49%, 12/08/24 . 46 46
991209636.UG.FTS.B, 29.49%, 12/08/24 . 2,563 2,653
991210195.UG.FTS.B, 29.49%, 12/08/24 . 2,188 2,276
991213079.UG.FTS.B, 29.49%, 12/08/24 . 1,344 1,398
991213247.UG.FTS.B, 29.49%, 12/08/24 . 472 490
991213273.UG.FTS.B, 29.49%, 12/08/24 . 87 88
991215221.UG.FTS.B, 29.49%, 12/08/24 . 2,095 1,477
991222105.UG.FTS.B, 29.49%, 12/08/24 . 63 65
991222727.UG.FTS.B, 29.49%, 12/08/24 . 97 96
991224169.UG.FTS.B, 29.49%, 12/08/24 . 1,630 1,692
991226532.UG.FTS.B, 29.49%, 12/08/24 . 35 36
991243673.UG.FTS.B, 29.49%, 12/08/24 . 417 420
991244332.UG.FTS.B, 29.49%, 12/08/24 . 216 217
991245178.UG.FTS.B, 29.49%, 12/08/24 . 710 737
991245469.UG.FTS.B, 29.49%, 12/08/24 . 109 112
991248866.UG.FTS.B, 29.49%, 12/08/24 . 451 465
991249125.UG.FTS.B, 29.49%, 12/08/24 . 81 83
991252807.UG.FTS.B, 29.49%, 12/08/24 . 440 452
991253841.UG.FTS.B, 29.49%, 12/08/24 . 69 71
991256872.UG.FTS.B, 29.49%, 12/08/24 . 125 121
991259595.UG.FTS.B, 29.49%, 12/08/24 . 315 325
991260725.UG.FTS.B, 29.49%, 12/08/24 . 15 14
991264409.UG.FTS.B, 29.49%, 12/08/24 . 840 816
991264825.UG.FTS.B, 29.49%, 12/08/24 . 175 177
991269091.UG.FTS.B, 29.49%, 12/08/24 . 458 32
991269323.UG.FTS.B, 29.49%, 12/08/24 . 68 69
991281290.UG.FTS.B, 29.49%, 12/08/24 . 131 130
991287259.UG.FTS.B, 29.49%, 12/08/24 . 156 162
991301956.UG.FTS.B, 29.49%, 12/08/24 . 80 83
991302601.UG.FTS.B, 29.49%, 12/08/24 . 185 188
991306169.UG.FTS.B, 29.49%, 12/08/24 . 57 57
991306739.UG.FTS.B, 29.49%, 12/08/24 . 1,459 326
991309215.UG.FTS.B, 29.49%, 12/08/24 . 917 953
991317879.UG.FTS.B, 29.49%, 12/08/24 . 395 410
991318654.UG.FTS.B, 29.49%, 12/08/24 . 126 129
991319283.UG.FTS.B, 29.49%, 12/08/24 . 66 68
991330842.UG.FTS.B, 29.49%, 12/08/24 . 4,281 952
991330975.UG.FTS.B, 29.49%, 12/08/24 . 395 408
991332591.UG.FTS.B, 29.49%, 12/08/24 . 393 406
991338386.UG.FTS.B, 29.49%, 12/08/24 . 46 45
991339390.UG.FTS.B, 29.49%, 12/08/24 . 545 566
991342288.UG.FTS.B, 29.49%, 12/08/24 . 230 230
991342465.UG.FTS.B, 29.49%, 12/08/24 . 162 36
991345897.UG.FTS.B, 29.49%, 12/08/24 . 439 158
991349015.UG.FTS.B, 29.49%, 12/08/24 . 871 903
991350999.UG.FTS.B, 29.49%, 12/08/24 . 75 76
991356417.UG.FTS.B, 29.49%, 12/08/24 . 238 242
991356609.UG.FTS.B, 29.49%, 12/08/24 . 156 19
991357406.UG.FTS.B, 29.49%, 12/08/24 . 61 62
991358257.UG.FTS.B, 29.49%, 12/08/24 . 161 167
991359235.UG.FTS.B, 29.49%, 12/08/24 . 139 99
991372313.UG.FTS.B, 29.49%, 12/08/24 . 125 124
991375119.UG.FTS.B, 29.49%, 12/08/24 . 116 115
991377012.UG.FTS.B, 29.49%, 12/08/24 . 1,581 1,610

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991378672.UG.FTS.B, 29.49%, 12/08/24 . $ 66 $ 5
991382074.UG.FTS.B, 29.49%, 12/08/24 . 70 72
991391597.UG.FTS.B, 29.49%, 12/08/24 . 401 409
991407604.UG.FTS.B, 29.49%, 12/08/24 . 24 11
991410096.UG.FTS.B, 29.49%, 12/08/24 . 42 42
991412185.UG.FTS.B, 29.49%, 12/08/24 . 32 33
991416240.UG.FTS.B, 29.49%, 12/08/24 . 94 95
991423640.UG.FTS.B, 29.49%, 12/08/24 . 183 40
991424598.UG.FTS.B, 29.49%, 12/08/24 . 274 16
991426546.UG.FTS.B, 29.49%, 12/08/24 . 79 79
991433950.UG.FTS.B, 29.49%, 12/08/24 . 102 101
991440743.UG.FTS.B, 29.49%, 12/08/24 . 200 199
991445457.UG.FTS.B, 29.49%, 12/08/24 . 108 13
991299355.UG.FTS.B, Zero Cpn, 12/09/24 2,281 156
991311660.UG.FTS.B, 14.98%, 12/09/24 . 2,517 2,491
991329494.UG.FTS.B, 15.97%, 12/09/24 . 298 293
991339753.UG.FTS.B, 15.97%, 12/09/24 . 164 162
991429379.UG.FTS.B, 15.97%, 12/09/24 . 55 54
991455537.UG.FTS.B, 15.97%, 12/09/24 . 100 99
991355729.UG.FTS.B, 16.99%, 12/09/24 . 221 219
991379877.UG.FTS.B, 16.99%, 12/09/24 . 454 449
991305751.UG.FTS.B, 17.99%, 12/09/24 . 492 94
991354689.UG.FTS.B, 17.99%, 12/09/24 . 397 392
991391034.UG.FTS.B, 17.99%, 12/09/24 . 62 62
991433523.UG.FTS.B, 17.99%, 12/09/24 . 853 173
991338916.UG.FTS.B, 18.97%, 12/09/24 . 580 569
991405926.UG.FTS.B, 18.97%, 12/09/24 . 112 110
991408506.UG.FTS.B, 18.97%, 12/09/24 . 2,867 2,816
991399488.UG.FTS.B, 19.21%, 12/09/24 . 125 (1)
991333702.UG.FTS.B, 19.8%, 12/09/24 .. 3,853 3,770
991300625.UG.FTS.B, 20.46%, 12/09/24 . 27 2
991341287.UG.FTS.B, 20.46%, 12/09/24 . 1,173 1,157
991355570.UG.FTS.B, 20.46%, 12/09/24 . 290 285
991370075.UG.FTS.B, 20.97%, 12/09/24 . 237 232
991331235.UG.FTS.B, 21.46%, 12/09/24 . 598 39
991446107.UG.FTS.B, 21.46%, 12/09/24 . 9 4
991329266.UG.FTS.B, 23.95%, 12/09/24 . 1,749 1,713
991303272.UG.FTS.B, 28.98%, 12/09/24 . 77 76
991306451.UG.FTS.B, 28.98%, 12/09/24 . 87 6
991311758.UG.FTS.B, 28.98%, 12/09/24 . 178 175
991317869.UG.FTS.B, 28.98%, 12/09/24 . 57 57
991318049.UG.FTS.B, 28.98%, 12/09/24 . 46 45
991319463.UG.FTS.B, 28.98%, 12/09/24 . 291 292
991327625.UG.FTS.B, 28.98%, 12/09/24 . 126 126
991331258.UG.FTS.B, 28.98%, 12/09/24 . 482 486
991336814.UG.FTS.B, 28.98%, 12/09/24 . 1,420 1,392
991344560.UG.FTS.B, 28.98%, 12/09/24 . 232 231
991350413.UG.FTS.B, 28.98%, 12/09/24 . 9 9
991359328.UG.FTS.B, 28.98%, 12/09/24 . 806 808
991394745.UG.FTS.B, 28.98%, 12/09/24 . 499 496
991406002.UG.FTS.B, 28.98%, 12/09/24 . 164 163
991407429.UG.FTS.B, 28.98%, 12/09/24 . 247 52
991418045.UG.FTS.B, 28.98%, 12/09/24 . 45 44
991418068.UG.FTS.B, 28.98%, 12/09/24 . – –
991423472.UG.FTS.B, 28.98%, 12/09/24 . 4 4
991425673.UG.FTS.B, 28.98%, 12/09/24 . 339 337
991306319.UG.FTS.B, 29.49%, 12/09/24 . 125 122
991308780.UG.FTS.B, 29.49%, 12/09/24 . 115 116
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991317613.UG.FTS.B, 29.49%, 12/09/24 . $ 179 $ 177
991322433.UG.FTS.B, 29.49%, 12/09/24 . 283 284
991326331.UG.FTS.B, 29.49%, 12/09/24 . 152 153
991340182.UG.FTS.B, 29.49%, 12/09/24 . 1 1
991350590.UG.FTS.B, 29.49%, 12/09/24 . 131 129
991352448.UG.FTS.B, 29.49%, 12/09/24 . 262 263
991360411.UG.FTS.B, 29.49%, 12/09/24 . 747 742
991367240.UG.FTS.B, 29.49%, 12/09/24 . 541 546
991393693.UG.FTS.B, 29.49%, 12/09/24 . 353 351
991400367.UG.FTS.B, 29.49%, 12/09/24 . 186 185
991407585.UG.FTS.B, 29.49%, 12/09/24 . 309 307
991421184.UG.FTS.B, 29.49%, 12/09/24 . 238 235
991424182.UG.FTS.B, 29.49%, 12/09/24 . 7 7
991350659.UG.FTS.B, Zero Cpn, 12/10/24 387 26
991392015.UG.FTS.B, Zero Cpn, 12/10/24 64 4
991405194.UG.FTS.B, Zero Cpn, 12/10/24 72 5
991431872.UG.FTS.B, Zero Cpn, 12/10/24 55 4
991366767.UG.FTS.B, 14.98%, 12/10/24 . 363 357
991416701.UG.FTS.B, 14.98%, 12/10/24 . 4,587 4,514
991422733.UG.FTS.B, 14.98%, 12/10/24 . 15 15
991464314.UG.FTS.B, 15%, 12/10/24 .... 271 267
991354349.UG.FTS.B, 15.99%, 12/10/24 . 98 97
991441221.UG.FTS.B, 16.99%, 12/10/24 . 499 492
991339062.UG.FTS.B, 17.99%, 12/10/24 . 149 147
991372053.UG.FTS.B, 17.99%, 12/10/24 . 2,075 2,039
991402286.UG.FTS.B, 17.99%, 12/10/24 . 1,628 1,601
991437120.UG.FTS.B, 17.99%, 12/10/24 . 2,314 2,276
991323235.UG.FTS.B, 18.97%, 12/10/24 . 482 476
991398995.UG.FTS.B, 18.97%, 12/10/24 . 235 16
991330184.UG.FTS.B, 19.21%, 12/10/24 . 48 48
991338806.UG.FTS.B, 19.21%, 12/10/24 . 2,970 2,926
991368704.UG.FTS.B, 19.8%, 12/10/24 .. 658 644
991418713.UG.FTS.B, 19.8%, 12/10/24 .. 57 56
991323566.UG.FTS.B, 19.99%, 12/10/24 . 3,099 3,124
991391063.UG.FTS.B, 19.99%, 12/10/24 . 399 396
991418338.UG.FTS.B, 19.99%, 12/10/24 . 53 52
991399269.UG.FTS.B, 20.46%, 12/10/24 . 402 79
991310309.UG.FTS.B, 21.46%, 12/10/24 . 337 330
991334473.UG.FTS.B, 21.46%, 12/10/24 . 279 275
991369350.UG.FTS.B, 21.46%, 12/10/24 . 125 123
991302262.UG.FTS.B, 28.98%, 12/10/24 . 530 527
991302676.UG.FTS.B, 28.98%, 12/10/24 . 1,079 1,048
991308154.UG.FTS.B, 28.98%, 12/10/24 . 198 198
991308764.UG.FTS.B, 28.98%, 12/10/24 . 890 896
991318295.UG.FTS.B, 28.98%, 12/10/24 . 234 234
991323212.UG.FTS.B, 28.98%, 12/10/24 . 807 801
991326852.UG.FTS.B, 28.98%, 12/10/24 . 309 310
991333962.UG.FTS.B, 28.98%, 12/10/24 . 117 116
991335766.UG.FTS.B, 28.98%, 12/10/24 . 78 77
991360120.UG.FTS.B, 28.98%, 12/10/24 . 857 849
991366912.UG.FTS.B, 28.98%, 12/10/24 . 464 459
991408695.UG.FTS.B, 28.98%, 12/10/24 . 541 538
991421339.UG.FTS.B, 28.98%, 12/10/24 . 160 158
991448481.UG.FTS.B, 28.98%, 12/10/24 . 359 357
991283478.UG.FTS.B, 29.49%, 12/10/24 . – –
991299978.UG.FTS.B, 29.49%, 12/10/24 . 142 142
991300618.UG.FTS.B, 29.49%, 12/10/24 . 357 359
991302432.UG.FTS.B, 29.49%, 12/10/24 . 173 22

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991309761.UG.FTS.B, 29.49%, 12/10/24 . $ 96 $ (4)
991312810.UG.FTS.B, 29.49%, 12/10/24 . 552 536
991314678.UG.FTS.B, 29.49%, 12/10/24 . 87 88
991314974.UG.FTS.B, 29.49%, 12/10/24 . 107 108
991331833.UG.FTS.B, 29.49%, 12/10/24 . 973 975
991334897.UG.FTS.B, 29.49%, 12/10/24 . 76 76
991345598.UG.FTS.B, 29.49%, 12/10/24 . 38 38
991394774.UG.FTS.B, 29.49%, 12/10/24 . – –
991397440.UG.FTS.B, 29.49%, 12/10/24 . 38 37
991397722.UG.FTS.B, 29.49%, 12/10/24 . 142 141
991398718.UG.FTS.B, 29.49%, 12/10/24 . 1,606 1,593
991406664.UG.FTS.B, 29.49%, 12/10/24 . 51 51
991407380.UG.FTS.B, 29.49%, 12/10/24 . 224 222
991407945.UG.FTS.B, 29.49%, 12/10/24 . 802 797
991409057.UG.FTS.B, 29.49%, 12/10/24 . 50 50
991409861.UG.FTS.B, 29.49%, 12/10/24 . 15 14
991411230.UG.FTS.B, 29.49%, 12/10/24 . 15 15
991423603.UG.FTS.B, 29.49%, 12/10/24 . 148 147
991431700.UG.FTS.B, 29.49%, 12/10/24 . 289 35
991453536.UG.FTS.B, 29.49%, 12/10/24 . 131 130
991324432.UG.FTS.B, Zero Cpn, 12/11/24 109 7
991332070.UG.FTS.B, Zero Cpn, 12/11/24 836 59
991409814.UG.FTS.B, Zero Cpn, 12/11/24 421 29
991447793.UG.FTS.B, 14.98%, 12/11/24 . 687 676
991351944.UG.FTS.B, 15.97%, 12/11/24 . 14 14
991383476.UG.FTS.B, 16.99%, 12/11/24 . 7,871 7,779
991421136.UG.FTS.B, 17.99%, 12/11/24 . 109 107
991453515.UG.FTS.B, 17.99%, 12/11/24 . 88 6
991322847.UG.FTS.B, 18.97%, 12/11/24 . 585 578
991309704.UG.FTS.B, 19.21%, 12/11/24 . 725 711
991313630.UG.FTS.B, 19.21%, 12/11/24 . 370 363
991359085.UG.FTS.B, 19.21%, 12/11/24 . 777 768
991407432.UG.FTS.B, 19.21%, 12/11/24 . 63 63
991299880.UG.FTS.B, 19.8%, 12/11/24 .. 313 309
991412047.UG.FTS.B, 20.46%, 12/11/24 . 218 (4)
991300215.UG.FTS.B, 21.46%, 12/11/24 . 146 140
991317515.UG.FTS.B, 21.46%, 12/11/24 . 13 6
991302424.UG.FTS.B, 22.97%, 12/11/24 . 238 234
991331015.UG.FTS.B, 22.97%, 12/11/24 . 237 233
991314763.UG.FTS.B, 26.94%, 12/11/24 . 508 498
991299623.UG.FTS.B, 28.98%, 12/11/24 . 364 367
991300168.UG.FTS.B, 28.98%, 12/11/24 . 26 26
991308149.UG.FTS.B, 28.98%, 12/11/24 . 207 205
991330945.UG.FTS.B, 28.98%, 12/11/24 . 96 13
991336089.UG.FTS.B, 28.98%, 12/11/24 . 53 53
991342536.UG.FTS.B, 28.98%, 12/11/24 . 33 33
991343324.UG.FTS.B, 28.98%, 12/11/24 . 26 25
991393173.UG.FTS.B, 28.98%, 12/11/24 . 266 16
991400497.UG.FTS.B, 28.98%, 12/11/24 . 401 400
991403287.UG.FTS.B, 28.98%, 12/11/24 . 39 38
991420297.UG.FTS.B, 28.98%, 12/11/24 . 29 29
991425034.UG.FTS.B, 28.98%, 12/11/24 . 993 982
991443761.UG.FTS.B, 28.98%, 12/11/24 . 12 12
991299810.UG.FTS.B, 29.49%, 12/11/24 . 162 163
991302355.UG.FTS.B, 29.49%, 12/11/24 . 1,237 1,249
991304642.UG.FTS.B, 29.49%, 12/11/24 . 178 37
991315059.UG.FTS.B, 29.49%, 12/11/24 . 105 104
991338982.UG.FTS.B, 29.49%, 12/11/24 . 348 348
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991350172.UG.FTS.B, 29.49%, 12/11/24 . $ – $ –
991386872.UG.FTS.B, 29.49%, 12/11/24 . 68 5
991389281.UG.FTS.B, 29.49%, 12/11/24 . 74 74
991393007.UG.FTS.B, 29.49%, 12/11/24 . 247 245
991423398.UG.FTS.B, 29.49%, 12/11/24 . 54 54
991424582.UG.FTS.B, 29.49%, 12/11/24 . 111 110
991426474.UG.FTS.B, 29.49%, 12/11/24 . 372 81
991427889.UG.FTS.B, 29.49%, 12/11/24 . 137 135
991432141.UG.FTS.B, 29.49%, 12/11/24 . 38 2
991445413.UG.FTS.B, 29.49%, 12/11/24 . 392 382
991440326.UG.FTS.B, Zero Cpn, 12/12/24 1,427 98
991339855.UG.FTS.B, 15.97%, 12/12/24 . 468 464
991447662.UG.FTS.B, 15.97%, 12/12/24 . 920 906
991334534.UG.FTS.B, 16.99%, 12/12/24 . 224 222
991384624.UG.FTS.B, 16.99%, 12/12/24 . 123 121
991407635.UG.FTS.B, 16.99%, 12/12/24 . 771 763
991423157.UG.FTS.B, 16.99%, 12/12/24 . 658 648
991326016.UG.FTS.B, 17.97%, 12/12/24 . 1,640 1,621
991302143.UG.FTS.B, 17.99%, 12/12/24 . 693 684
991341778.UG.FTS.B, 17.99%, 12/12/24 . 699 691
991347694.UG.FTS.B, 17.99%, 12/12/24 . 8 8
991438550.UG.FTS.B, 18.97%, 12/12/24 . 1,285 90
991444022.UG.FTS.B, 19.21%, 12/12/24 . 610 598
991316447.UG.FTS.B, 19.46%, 12/12/24 . 1,631 1,573
991341537.UG.FTS.B, 19.8%, 12/12/24 .. 1,172 1,156
991348928.UG.FTS.B, 19.8%, 12/12/24 .. 3,526 3,454
991442130.UG.FTS.B, 19.8%, 12/12/24 .. 148 145
991318223.UG.FTS.B, 19.99%, 12/12/24 . 159 160
991318950.UG.FTS.B, 19.99%, 12/12/24 . 312 315
991326142.UG.FTS.B, 19.99%, 12/12/24 . 152 150
991355935.UG.FTS.B, 19.99%, 12/12/24 . 42 41
991314252.UG.FTS.B, 20.46%, 12/12/24 . 810 797
991341745.UG.FTS.B, 20.97%, 12/12/24 . 102 101
991318925.UG.FTS.B, 21.97%, 12/12/24 . 165 11
991372402.UG.FTS.B, 23.95%, 12/12/24 . 44 43
991447468.UG.FTS.B, 23.95%, 12/12/24 . 1,180 1,146
991297454.UG.FTS.B, 28.98%, 12/12/24 . 81 57
991299959.UG.FTS.B, 28.98%, 12/12/24 . 126 127
991306531.UG.FTS.B, 28.98%, 12/12/24 . 8 8
991309891.UG.FTS.B, 28.98%, 12/12/24 . 116 117
991311852.UG.FTS.B, 28.98%, 12/12/24 . 46 45
991312161.UG.FTS.B, 28.98%, 12/12/24 . 101 99
991315274.UG.FTS.B, 28.98%, 12/12/24 . 760 744
991335451.UG.FTS.B, 28.98%, 12/12/24 . 45 45
991345529.UG.FTS.B, 28.98%, 12/12/24 . 359 354
991356211.UG.FTS.B, 28.98%, 12/12/24 . 211 14
991397130.UG.FTS.B, 28.98%, 12/12/24 . 1,399 1,391
991409310.UG.FTS.B, 28.98%, 12/12/24 . – –
991428424.UG.FTS.B, 28.98%, 12/12/24 . 423 420
991434684.UG.FTS.B, 28.98%, 12/12/24 . 862 857
991439324.UG.FTS.B, 28.98%, 12/12/24 . 619 (28)
991361115.UG.FTS.B, 29.47%, 12/12/24 . – –
991406398.UG.FTS.B, 29.48%, 12/12/24 . 360 360
991300821.UG.FTS.B, 29.49%, 12/12/24 . 421 424
991300935.UG.FTS.B, 29.49%, 12/12/24 . 107 106
991304189.UG.FTS.B, 29.49%, 12/12/24 . 212 214
991305149.UG.FTS.B, 29.49%, 12/12/24 . 1,533 1,541
991305854.UG.FTS.B, 29.49%, 12/12/24 . 268 270

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991307752.UG.FTS.B, 29.49%, 12/12/24 . $ 72 $ 10
991309900.UG.FTS.B, 29.49%, 12/12/24 . 47 46
991312106.UG.FTS.B, 29.49%, 12/12/24 . 337 336
991313672.UG.FTS.B, 29.49%, 12/12/24 . 249 54
991324499.UG.FTS.B, 29.49%, 12/12/24 . 24 23
991324558.UG.FTS.B, 29.49%, 12/12/24 . 165 166
991327730.UG.FTS.B, 29.49%, 12/12/24 . 122 8
991330788.UG.FTS.B, 29.49%, 12/12/24 . 1,510 1,485
991332593.UG.FTS.B, 29.49%, 12/12/24 . 336 73
991335907.UG.FTS.B, 29.49%, 12/12/24 . 44 43
991345307.UG.FTS.B, 29.49%, 12/12/24 . 141 133
991360398.UG.FTS.B, 29.49%, 12/12/24 . 33 33
991375720.UG.FTS.B, 29.49%, 12/12/24 . 26 26
991387894.UG.FTS.B, 29.49%, 12/12/24 . 684 689
991398771.UG.FTS.B, 29.49%, 12/12/24 . 331 328
991399754.UG.FTS.B, 29.49%, 12/12/24 . 158 155
991404235.UG.FTS.B, 29.49%, 12/12/24 . 153 151
991405158.UG.FTS.B, 29.49%, 12/12/24 . 225 223
991405712.UG.FTS.B, 29.49%, 12/12/24 . 173 170
991406536.UG.FTS.B, 29.49%, 12/12/24 . 275 266
991408740.UG.FTS.B, 29.49%, 12/12/24 . 72 72
991424612.UG.FTS.B, 29.49%, 12/12/24 . 186 185
991431493.UG.FTS.B, 29.49%, 12/12/24 . 2,120 2,104
991444573.UG.FTS.B, 29.49%, 12/12/24 . 216 214
991455291.UG.FTS.B, 29.49%, 12/12/24 . – –
991248124.UG.FTS.B, 14.98%, 12/13/24 . 168 170
991302421.UG.FTS.B, 14.98%, 12/13/24 . 2,694 2,744
991336985.UG.FTS.B, 14.98%, 12/13/24 . 21 21
991401701.UG.FTS.B, 14.98%, 12/13/24 . 524 519
991308466.UG.FTS.B, 15%, 12/13/24 .... 375 369
991349605.UG.FTS.B, 15%, 12/13/24 .... 294 288
991319523.UG.FTS.B, 15.97%, 12/13/24 . 113 72
991384387.UG.FTS.B, 15.97%, 12/13/24 . 843 831
991417112.UG.FTS.B, 15.97%, 12/13/24 . 6,912 6,846
991309513.UG.FTS.B, 16.99%, 12/13/24 . 1,239 1,216
991379195.UG.FTS.B, 16.99%, 12/13/24 . 2,558 2,532
991307518.UG.FTS.B, 17.99%, 12/13/24 . 1,033 1,022
991341019.UG.FTS.B, 17.99%, 12/13/24 . 683 669
991350142.UG.FTS.B, 17.99%, 12/13/24 . 919 910
991383946.UG.FTS.B, 17.99%, 12/13/24 . 631 642
991438111.UG.FTS.B, 17.99%, 12/13/24 . 86 84
991298164.UG.FTS.B, 18.97%, 12/13/24 . 2,166 2,133
991313664.UG.FTS.B, 18.97%, 12/13/24 . 432 426
991440734.UG.FTS.B, 18.97%, 12/13/24 . 213 209
991329812.UG.FTS.B, 19.21%, 12/13/24 . 877 866
991340458.UG.FTS.B, 19.21%, 12/13/24 . 1,795 1,773
991346666.UG.FTS.B, 19.21%, 12/13/24 . 234 231
991324475.UG.FTS.B, 19.8%, 12/13/24 .. 118 116
991360922.UG.FTS.B, 19.8%, 12/13/24 .. 64 63
991361774.UG.FTS.B, 19.8%, 12/13/24 .. 85 84
991451736.UG.FTS.B, 19.8%, 12/13/24 .. 1,304 1,313
991331713.UG.FTS.B, 19.99%, 12/13/24 . 235 237
991343301.UG.FTS.B, 19.99%, 12/13/24 . 747 744
991390998.UG.FTS.B, 19.99%, 12/13/24 . 234 236
991248643.UG.FTS.B, 20.46%, 12/13/24 . 2,450 2,485
991373941.UG.FTS.B, 20.46%, 12/13/24 . 425 419
991375502.UG.FTS.B, 20.46%, 12/13/24 . 224 219
991296644.UG.FTS.B, 20.97%, 12/13/24 . 990 1,005
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991345917.UG.FTS.B, 21.46%, 12/13/24 . $ 980 $ 964
991389712.UG.FTS.B, 22.95%, 12/13/24 . 103 101
991280725.UG.FTS.B, 22.97%, 12/13/24 . 455 459
991336825.UG.FTS.B, 22.97%, 12/13/24 . 18 18
991242346.UG.FTS.B, 24.95%, 12/13/24 . 383 373
991340452.UG.FTS.B, 24.95%, 12/13/24 . 133 128
991394120.UG.FTS.B, 26.94%, 12/13/24 . 391 (15)
991300687.UG.FTS.B, 28.98%, 12/13/24 . 14 14
991303511.UG.FTS.B, 28.98%, 12/13/24 . 86 87
991303612.UG.FTS.B, 28.98%, 12/13/24 . 323 326
991310315.UG.FTS.B, 28.98%, 12/13/24 . – –
991313210.UG.FTS.B, 28.98%, 12/13/24 . 323 325
991331886.UG.FTS.B, 28.98%, 12/13/24 . 1,840 1,853
991346962.UG.FTS.B, 28.98%, 12/13/24 . 161 163
991347766.UG.FTS.B, 28.98%, 12/13/24 . 200 199
991356130.UG.FTS.B, 28.98%, 12/13/24 . 199 196
991357803.UG.FTS.B, 28.98%, 12/13/24 . 341 343
991364308.UG.FTS.B, 28.98%, 12/13/24 . 297 299
991367977.UG.FTS.B, 28.98%, 12/13/24 . 272 270
991388005.UG.FTS.B, 28.98%, 12/13/24 . 100 99
991391181.UG.FTS.B, 28.98%, 12/13/24 . 229 50
991391691.UG.FTS.B, 28.98%, 12/13/24 . 1,602 1,614
991411685.UG.FTS.B, 28.98%, 12/13/24 . 577 574
991438351.UG.FTS.B, 28.98%, 12/13/24 . 798 794
991448530.UG.FTS.B, 28.98%, 12/13/24 . 64 64
991303322.UG.FTS.B, 29.49%, 12/13/24 . – –
991305808.UG.FTS.B, 29.49%, 12/13/24 . 28 27
991310090.UG.FTS.B, 29.49%, 12/13/24 . 373 376
991311719.UG.FTS.B, 29.49%, 12/13/24 . 86 85
991312918.UG.FTS.B, 29.49%, 12/13/24 . 224 226
991319761.UG.FTS.B, 29.49%, 12/13/24 . 378 381
991324789.UG.FTS.B, 29.49%, 12/13/24 . 381 83
991334231.UG.FTS.B, 29.49%, 12/13/24 . 853 852
991334276.UG.FTS.B, 29.49%, 12/13/24 . 176 173
991347765.UG.FTS.B, 29.49%, 12/13/24 . 902 895
991358773.UG.FTS.B, 29.49%, 12/13/24 . 1,385 295
991360540.UG.FTS.B, 29.49%, 12/13/24 . 114 8
991360722.UG.FTS.B, 29.49%, 12/13/24 . 162 164
991363707.UG.FTS.B, 29.49%, 12/13/24 . 939 (59)
991367295.UG.FTS.B, 29.49%, 12/13/24 . 39 13
991389357.UG.FTS.B, 29.49%, 12/13/24 . 179 178
991399497.UG.FTS.B, 29.49%, 12/13/24 . 826 183
991405634.UG.FTS.B, 29.49%, 12/13/24 . 152 153
991408790.UG.FTS.B, 29.49%, 12/13/24 . 72 72
991448392.UG.FTS.B, 29.49%, 12/13/24 . 54 43
991455137.UG.FTS.B, 29.49%, 12/13/24 . 755 740
991455918.UG.FTS.B, 29.49%, 12/13/24 . 640 636
991275626.UG.FTS.B, 14.98%, 12/14/24 . 130 128
991249792.UG.FTS.B, 15.97%, 12/14/24 . 5,921 5,855
991254435.UG.FTS.B, 15.97%, 12/14/24 . 659 647
991342819.UG.FTS.B, 15.97%, 12/14/24 . 332 329
991258056.UG.FTS.B, 16.99%, 12/14/24 . 329 326
991248746.UG.FTS.B, 17.99%, 12/14/24 . 396 388
991258141.UG.FTS.B, 17.99%, 12/14/24 . – –
991324331.UG.FTS.B, 17.99%, 12/14/24 . 437 439
991363687.UG.FTS.B, 17.99%, 12/14/24 . 121 120
991249707.UG.FTS.B, 19.8%, 12/14/24 .. 5,905 5,997
991259967.UG.FTS.B, 23.95%, 12/14/24 . 754 752

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991267867.UG.FTS.B, 14.98%, 12/15/24 . $ 7,715 $ 7,862
991305580.UG.FTS.B, 14.98%, 12/15/24 . 272 274
991375848.UG.FTS.B, 14.98%, 12/15/24 . 259 264
991392911.UG.FTS.B, 14.98%, 12/15/24 . 372 366
991274754.UG.FTS.B, 15.97%, 12/15/24 . 4,954 5,043
991284084.UG.FTS.B, 15.97%, 12/15/24 . 982 1,001
991289456.UG.FTS.B, 15.97%, 12/15/24 . 691 685
991330128.UG.FTS.B, 15.97%, 12/15/24 . 42 42
991377094.UG.FTS.B, 15.97%, 12/15/24 . 49 49
991481298.UG.FTS.B, 15.97%, 12/15/24 . 204 201
991484132.UG.FTS.B, 15.97%, 12/15/24 . 2,717 2,679
991255967.UG.FTS.B, 16.99%, 12/15/24 . 885 902
991265175.UG.FTS.B, 16.99%, 12/15/24 . 558 550
991272143.UG.FTS.B, 16.99%, 12/15/24 . 137 139
991276679.UG.FTS.B, 16.99%, 12/15/24 . 962 974
991343012.UG.FTS.B, 16.99%, 12/15/24 . – –
991371940.UG.FTS.B, 16.99%, 12/15/24 . 865 881
991448680.UG.FTS.B, 16.99%, 12/15/24 . 190 37
991256520.UG.FTS.B, 17.99%, 12/15/24 . 345 352
991258859.UG.FTS.B, 17.99%, 12/15/24 . – –
991290002.UG.FTS.B, 17.99%, 12/15/24 . 184 187
991330365.UG.FTS.B, 17.99%, 12/15/24 . – –
991341386.UG.FTS.B, 17.99%, 12/15/24 . 1,941 1,977
991399127.UG.FTS.B, 17.99%, 12/15/24 . 775 789
991425011.UG.FTS.B, 17.99%, 12/15/24 . 214 217
991447470.UG.FTS.B, 17.99%, 12/15/24 . 386 391
991447659.UG.FTS.B, 17.99%, 12/15/24 . 2,913 2,925
991286797.UG.FTS.B, 18.8%, 12/15/24 .. 84 85
991383149.UG.FTS.B, 18.97%, 12/15/24 . 960 977
991405120.UG.FTS.B, 18.97%, 12/15/24 . 595 605
991256556.UG.FTS.B, 19.21%, 12/15/24 . 2,538 2,492
991311986.UG.FTS.B, 19.21%, 12/15/24 . 237 240
991313442.UG.FTS.B, 19.21%, 12/15/24 . 139 142
991368030.UG.FTS.B, 19.21%, 12/15/24 . – –
991484626.UG.FTS.B, 19.21%, 12/15/24 . 2,195 2,207
991409003.UG.FTS.B, 19.8%, 12/15/24 .. 249 252
991325674.UG.FTS.B, 20.46%, 12/15/24 . 18 18
991327950.UG.FTS.B, 20.46%, 12/15/24 . 33 3
991399222.UG.FTS.B, 20.46%, 12/15/24 . 3,060 3,104
991454535.UG.FTS.B, 20.46%, 12/15/24 . 112 111
991264730.UG.FTS.B, 20.97%, 12/15/24 . 273 273
991296368.UG.FTS.B, 20.97%, 12/15/24 . 83 83
991299292.UG.FTS.B, 20.97%, 12/15/24 . – –
991341925.UG.FTS.B, 20.97%, 12/15/24 . 291 295
991359143.UG.FTS.B, 20.97%, 12/15/24 . 238 241
991415618.UG.FTS.B, 20.97%, 12/15/24 . 438 444
991256653.UG.FTS.B, 21.46%, 12/15/24 . 254 257
991331221.UG.FTS.B, 21.46%, 12/15/24 . 224 227
991378826.UG.FTS.B, 21.46%, 12/15/24 . 265 166
991382200.UG.FTS.B, 21.46%, 12/15/24 . 2,623 185
991407709.UG.FTS.B, 21.46%, 12/15/24 . 912 906
991255531.UG.FTS.B, 21.98%, 12/15/24 . 372 357
991258541.UG.FTS.B, 21.98%, 12/15/24 . 3,621 3,655
991395285.UG.FTS.B, 21.98%, 12/15/24 . 146 148
991432369.UG.FTS.B, 22.95%, 12/15/24 . 8 8
991259405.UG.FTS.B, 22.97%, 12/15/24 . 1,375 1,313
991296657.UG.FTS.B, 23.95%, 12/15/24 . 473 469
991308871.UG.FTS.B, 23.95%, 12/15/24 . 74 75
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991333904.UG.FTS.B, 23.95%, 12/15/24 . $ 45 $ 45
991395863.UG.FTS.B, 23.95%, 12/15/24 . 673 (3)
991291093.UG.FTS.B, 26.94%, 12/15/24 . 295 38
991294899.UG.FTS.B, Zero Cpn, 12/16/24 290 20
991342380.UG.FTS.B, Zero Cpn, 12/16/24 112 8
991505430.UG.FTS.B, Zero Cpn, 12/16/24 266 18
991272449.UG.FTS.B, 14.98%, 12/16/24 . 332 329
991307103.UG.FTS.B, 14.98%, 12/16/24 . 516 511
991418120.UG.FTS.B, 14.98%, 12/16/24 . 168 32
991478310.UG.FTS.B, 14.98%, 12/16/24 . 228 225
991261176.UG.FTS.B, 15%, 12/16/24 .... 377 42
991298521.UG.FTS.B, 15%, 12/16/24 .... 85 84
991299064.UG.FTS.B, 15%, 12/16/24 .... 5,394 5,345
991324569.UG.FTS.B, 15%, 12/16/24 .... – –
991375810.UG.FTS.B, 15%, 12/16/24 .... 102 101
991391018.UG.FTS.B, 15%, 12/16/24 .... 767 760
991433211.UG.FTS.B, 15%, 12/16/24 .... 43 42
991263041.UG.FTS.B, 15.97%, 12/16/24 . 281 278
991286205.UG.FTS.B, 15.97%, 12/16/24 . 5,420 5,373
991350536.UG.FTS.B, 15.97%, 12/16/24 . 84 83
991351707.UG.FTS.B, 15.97%, 12/16/24 . 55 16
991352797.UG.FTS.B, 15.97%, 12/16/24 . 1,160 1,150
991440360.UG.FTS.B, 15.97%, 12/16/24 . 768 761
991260311.UG.FTS.B, 16.99%, 12/16/24 . 365 361
991260873.UG.FTS.B, 16.99%, 12/16/24 . 1,013 1,004
991260935.UG.FTS.B, 16.99%, 12/16/24 . 537 532
991263408.UG.FTS.B, 16.99%, 12/16/24 . 545 537
991268582.UG.FTS.B, 16.99%, 12/16/24 . 1,381 832
991293334.UG.FTS.B, 16.99%, 12/16/24 . 3,464 3,422
991298844.UG.FTS.B, 16.99%, 12/16/24 . 1,552 1,536
991312007.UG.FTS.B, 16.99%, 12/16/24 . 138 136
991331384.UG.FTS.B, 16.99%, 12/16/24 . 775 768
991381398.UG.FTS.B, 16.99%, 12/16/24 . 1,160 1,149
991428763.UG.FTS.B, 16.99%, 12/16/24 . 36 36
991481672.UG.FTS.B, 16.99%, 12/16/24 . 427 421
991265216.UG.FTS.B, 17.97%, 12/16/24 . 42 42
991263277.UG.FTS.B, 17.99%, 12/16/24 . 759 752
991268191.UG.FTS.B, 17.99%, 12/16/24 . 1,556 1,541
991274621.UG.FTS.B, 17.99%, 12/16/24 . 55 54
991282278.UG.FTS.B, 17.99%, 12/16/24 . 370 364
991291197.UG.FTS.B, 17.99%, 12/16/24 . 2,083 2,060
991392067.UG.FTS.B, 17.99%, 12/16/24 . 573 567
991423168.UG.FTS.B, 17.99%, 12/16/24 . 927 912
991283562.UG.FTS.B, 18.97%, 12/16/24 . 129 127
991288835.UG.FTS.B, 18.97%, 12/16/24 . 735 727
991320987.UG.FTS.B, 21.46%, 12/16/24 . 1,085 1,067
991339363.UG.FTS.B, 21.46%, 12/16/24 . 167 40
991279499.UG.FTS.B, 21.98%, 12/16/24 . 348 343
991324832.UG.FTS.B, 21.98%, 12/16/24 . 217 213
991515407.UG.FTS.B, 21.98%, 12/16/24 . 234 228
991513641.UG.FTS.B, 23.95%, 12/16/24 . 310 302
991342863.UG.FTS.B, Zero Cpn, 12/17/24 76 5
991300115.UG.FTS.B, 14.97%, 12/17/24 . 1,737 1,712
991270332.UG.FTS.B, 14.98%, 12/17/24 . 370 366
991398838.UG.FTS.B, 14.98%, 12/17/24 . 2,301 2,280
991309883.UG.FTS.B, 15%, 12/17/24 .... 265 262
991366785.UG.FTS.B, 15%, 12/17/24 .... 84 83
991473570.UG.FTS.B, 15%, 12/17/24 .... 377 371

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991333878.UG.FTS.B, 15.97%, 12/17/24 . $ 3,574 $ 3,499
991346434.UG.FTS.B, 15.97%, 12/17/24 . 5,956 5,904
991465779.UG.FTS.B, 15.97%, 12/17/24 . 384 378
991471407.UG.FTS.B, 15.97%, 12/17/24 . 132 131
991515245.UG.FTS.B, 15.97%, 12/17/24 . 610 602
991517884.UG.FTS.B, 15.97%, 12/17/24 . 219 216
991289176.UG.FTS.B, 16.99%, 12/17/24 . 3,351 3,303
991303485.UG.FTS.B, 16.99%, 12/17/24 . 192 190
991304516.UG.FTS.B, 16.99%, 12/17/24 . 1,423 1,411
991313589.UG.FTS.B, 16.99%, 12/17/24 . 1,875 1,855
991385756.UG.FTS.B, 16.99%, 12/17/24 . 1,147 1,137
991415822.UG.FTS.B, 16.99%, 12/17/24 . 998 988
991427457.UG.FTS.B, 16.99%, 12/17/24 . 114 112
991438848.UG.FTS.B, 16.99%, 12/17/24 . 4,858 4,809
991289039.UG.FTS.B, 17.99%, 12/17/24 . 552 547
991301102.UG.FTS.B, 17.99%, 12/17/24 . 158 157
991399977.UG.FTS.B, 17.99%, 12/17/24 . 1,097 1,084
991401151.UG.FTS.B, 17.99%, 12/17/24 . 20 20
991472819.UG.FTS.B, 17.99%, 12/17/24 . 743 731
991271752.UG.FTS.B, 18.97%, 12/17/24 . 113 112
991275357.UG.FTS.B, 18.97%, 12/17/24 . 652 644
991320351.UG.FTS.B, 18.97%, 12/17/24 . 312 308
991447451.UG.FTS.B, 18.97%, 12/17/24 . 63 62
991451584.UG.FTS.B, 18.97%, 12/17/24 . 811 797
991319714.UG.FTS.B, 19.21%, 12/17/24 . 251 248
991368537.UG.FTS.B, 19.21%, 12/17/24 . 128 127
991390886.UG.FTS.B, 19.21%, 12/17/24 . 389 385
991416998.UG.FTS.B, 19.21%, 12/17/24 . 467 461
991425383.UG.FTS.B, 19.21%, 12/17/24 . 211 208
991287274.UG.FTS.B, 19.8%, 12/17/24 .. 387 383
991304857.UG.FTS.B, 19.8%, 12/17/24 .. 8 8
991345459.UG.FTS.B, 19.8%, 12/17/24 .. 1,567 1,548
991370788.UG.FTS.B, 19.8%, 12/17/24 .. 2,434 2,405
991382959.UG.FTS.B, 19.8%, 12/17/24 .. 88 87
991407951.UG.FTS.B, 19.8%, 12/17/24 .. 784 773
991523409.UG.FTS.B, 19.8%, 12/17/24 .. 9,583 1,900
991278450.UG.FTS.B, 20.46%, 12/17/24 . 204 201
991307115.UG.FTS.B, 20.46%, 12/17/24 . 6 6
991488102.UG.FTS.B, 20.46%, 12/17/24 . 650 636
991497562.UG.FTS.B, 20.46%, 12/17/24 . 48 47
991274898.UG.FTS.B, 20.97%, 12/17/24 . 500 494
991276358.UG.FTS.B, 20.97%, 12/17/24 . 3,709 3,593
991279256.UG.FTS.B, 20.97%, 12/17/24 . 154 152
991407610.UG.FTS.B, 20.97%, 12/17/24 . 14 14
991382185.UG.FTS.B, 21.46%, 12/17/24 . 66 65
991437221.UG.FTS.B, 21.46%, 12/17/24 . 904 184
991480986.UG.FTS.B, 21.46%, 12/17/24 . 8 8
991500619.UG.FTS.B, 21.46%, 12/17/24 . 8 8
991284857.UG.FTS.B, 21.98%, 12/17/24 . 217 45
991285593.UG.FTS.B, 21.98%, 12/17/24 . 238 234
991406788.UG.FTS.B, 21.98%, 12/17/24 . 28 27
991426127.UG.FTS.B, 21.98%, 12/17/24 . 199 196
991499186.UG.FTS.B, 21.98%, 12/17/24 . 302 295
991369836.UG.FTS.B, 22.97%, 12/17/24 . 489 480
991477839.UG.FTS.B, 22.97%, 12/17/24 . 1,513 1,474
991309689.UG.FTS.B, 25.95%, 12/17/24 . 146 10
991279331.UG.FTS.B, Zero Cpn, 12/18/24 394 27
991279257.UG.FTS.B, 14%, 12/18/24 .... 377 374
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991358540.UG.FTS.B, 14.98%, 12/18/24 . $ 667 $ 661
991471788.UG.FTS.B, 14.98%, 12/18/24 . 427 421
991525181.UG.FTS.B, 14.98%, 12/18/24 . 81 80
991309210.UG.FTS.B, 15.97%, 12/18/24 . 1,517 1,497
991375440.UG.FTS.B, 15.97%, 12/18/24 . 107 106
991449829.UG.FTS.B, 15.97%, 12/18/24 . 232 229
991459870.UG.FTS.B, 15.97%, 12/18/24 . 10 10
991284992.UG.FTS.B, 15.99%, 12/18/24 . 798 791
991298134.UG.FTS.B, 15.99%, 12/18/24 . 369 364
991303430.UG.FTS.B, 16.99%, 12/18/24 . 10 10
991374578.UG.FTS.B, 16.99%, 12/18/24 . 162 161
991440813.UG.FTS.B, 16.99%, 12/18/24 . 385 379
991507545.UG.FTS.B, 16.99%, 12/18/24 . 243 239
991515439.UG.FTS.B, 16.99%, 12/18/24 . 6 6
991278964.UG.FTS.B, 17.99%, 12/18/24 . – –
991280230.UG.FTS.B, 17.99%, 12/18/24 . 172 170
991284677.UG.FTS.B, 17.99%, 12/18/24 . 99 98
991284750.UG.FTS.B, 17.99%, 12/18/24 . 1,440 1,426
991287433.UG.FTS.B, 17.99%, 12/18/24 . 743 735
991322304.UG.FTS.B, 17.99%, 12/18/24 . 380 377
991329588.UG.FTS.B, 17.99%, 12/18/24 . 1,399 1,386
991343423.UG.FTS.B, 17.99%, 12/18/24 . 1,361 1,348
991345292.UG.FTS.B, 17.99%, 12/18/24 . 885 878
991383776.UG.FTS.B, 17.99%, 12/18/24 . 10 10
991478169.UG.FTS.B, 17.99%, 12/18/24 . 5,019 4,943
991493847.UG.FTS.B, 17.99%, 12/18/24 . 843 64
991517094.UG.FTS.B, 17.99%, 12/18/24 . 129 127
991283131.UG.FTS.B, 18.97%, 12/18/24 . 358 353
991341264.UG.FTS.B, 18.97%, 12/18/24 . 320 22
991362772.UG.FTS.B, 18.97%, 12/18/24 . 2,815 2,768
991290938.UG.FTS.B, 19.21%, 12/18/24 . 2,199 2,159
991292756.UG.FTS.B, 19.21%, 12/18/24 . 420 416
991340064.UG.FTS.B, 19.21%, 12/18/24 . 157 155
991353959.UG.FTS.B, 19.21%, 12/18/24 . 349 344
991362195.UG.FTS.B, 19.21%, 12/18/24 . 223 218
991408472.UG.FTS.B, 19.21%, 12/18/24 . 732 724
991289268.UG.FTS.B, 19.8%, 12/18/24 .. 52 52
991324176.UG.FTS.B, 19.8%, 12/18/24 .. 211 209
991341435.UG.FTS.B, 19.8%, 12/18/24 .. 430 424
991280824.UG.FTS.B, 20.46%, 12/18/24 . 224 221
991283729.UG.FTS.B, 20.46%, 12/18/24 . 75 74
991355888.UG.FTS.B, 20.46%, 12/18/24 . 3,683 757
991279501.UG.FTS.B, 20.97%, 12/18/24 . 891 878
991283292.UG.FTS.B, 21.46%, 12/18/24 . 669 660
991286343.UG.FTS.B, 21.46%, 12/18/24 . 1,880 1,852
991286922.UG.FTS.B, 21.46%, 12/18/24 . 752 728
991289340.UG.FTS.B, 21.46%, 12/18/24 . 286 282
991291065.UG.FTS.B, 21.46%, 12/18/24 . 245 50
991367106.UG.FTS.B, 21.46%, 12/18/24 . 756 (8)
991448673.UG.FTS.B, 21.46%, 12/18/24 . 2,514 2,456
991300398.UG.FTS.B, 23.95%, 12/18/24 . 496 476
991316123.UG.FTS.B, 23.95%, 12/18/24 . 537 529
991427404.UG.FTS.B, 23.95%, 12/18/24 . 757 92
991488666.UG.FTS.B, Zero Cpn, 12/19/24 62 4
991434441.UG.FTS.B, 14.97%, 12/19/24 . 55 54
991287107.UG.FTS.B, 14.98%, 12/19/24 . 365 361
991344193.UG.FTS.B, 14.98%, 12/19/24 . 49 49
991417238.UG.FTS.B, 14.98%, 12/19/24 . 6,150 6,035

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991431975.UG.FTS.B, 14.98%, 12/19/24 . $ 417 $ 411
991340137.UG.FTS.B, 15%, 12/19/24 .... 127 125
991418698.UG.FTS.B, 15%, 12/19/24 .... 83 82
991292407.UG.FTS.B, 15.97%, 12/19/24 . 157 155
991339453.UG.FTS.B, 15.97%, 12/19/24 . 268 266
991446289.UG.FTS.B, 15.97%, 12/19/24 . 574 569
991484317.UG.FTS.B, 15.97%, 12/19/24 . – –
991511356.UG.FTS.B, 15.97%, 12/19/24 . 713 703
991289920.UG.FTS.B, 16.99%, 12/19/24 . 396 393
991351714.UG.FTS.B, 16.99%, 12/19/24 . 1,430 1,415
991489325.UG.FTS.B, 16.99%, 12/19/24 . 133 131
991349861.UG.FTS.B, 17.99%, 12/19/24 . 32 31
991437838.UG.FTS.B, 17.99%, 12/19/24 . 5,809 5,755
991469894.UG.FTS.B, 17.99%, 12/19/24 . 332 327
991348742.UG.FTS.B, 18.97%, 12/19/24 . 146 144
991493639.UG.FTS.B, 18.97%, 12/19/24 . 453 446
991319900.UG.FTS.B, 19.21%, 12/19/24 . 308 305
991332205.UG.FTS.B, 19.21%, 12/19/24 . 235 232
991329516.UG.FTS.B, 19.8%, 12/19/24 .. 328 324
991490644.UG.FTS.B, 19.8%, 12/19/24 .. 166 98
991502273.UG.FTS.B, 19.8%, 12/19/24 .. 71 70
991308753.UG.FTS.B, 20.46%, 12/19/24 . 879 105
991454147.UG.FTS.B, 20.46%, 12/19/24 . 115 113
991465738.UG.FTS.B, 20.46%, 12/19/24 . 234 231
991533128.UG.FTS.B, 20.46%, 12/19/24 . 776 761
991395795.UG.FTS.B, 20.97%, 12/19/24 . 1,036 1,000
991312216.UG.FTS.B, 21.46%, 12/19/24 . 294 288
991382866.UG.FTS.B, 21.46%, 12/19/24 . 551 543
991414054.UG.FTS.B, 21.46%, 12/19/24 . – –
991533752.UG.FTS.B, 21.46%, 12/19/24 . 779 761
991294927.UG.FTS.B, 21.98%, 12/19/24 . 427 421
991307874.UG.FTS.B, 21.98%, 12/19/24 . 6 6
991454608.UG.FTS.B, 21.98%, 12/19/24 . 851 839
991407037.UG.FTS.B, 26.94%, 12/19/24 . 41 40
991494610.UG.FTS.B, 26.94%, 12/19/24 . 54 8
991328367.UG.FTS.B, 14.98%, 12/20/24 . 270 266
991449461.UG.FTS.B, 14.98%, 12/20/24 . 36 35
991296195.UG.FTS.B, 15%, 12/20/24 .... 629 624
991308970.UG.FTS.B, 15%, 12/20/24 .... 110 109
991333020.UG.FTS.B, 15%, 12/20/24 .... 1,387 1,375
991380303.UG.FTS.B, 15%, 12/20/24 .... 999 991
991478164.UG.FTS.B, 15%, 12/20/24 .... 31 30
991295998.UG.FTS.B, 15.97%, 12/20/24 . 295 292
991348628.UG.FTS.B, 15.97%, 12/20/24 . 906 898
991365579.UG.FTS.B, 15.97%, 12/20/24 . 2,380 2,360
991375709.UG.FTS.B, 15.97%, 12/20/24 . 266 264
991408541.UG.FTS.B, 15.97%, 12/20/24 . 430 425
991457206.UG.FTS.B, 15.97%, 12/20/24 . 1,152 1,142
991463713.UG.FTS.B, 15.97%, 12/20/24 . 386 379
991504029.UG.FTS.B, 15.97%, 12/20/24 . 767 756
991303719.UG.FTS.B, 16.47%, 12/20/24 . 270 267
991303599.UG.FTS.B, 16.99%, 12/20/24 . 1,657 1,640
991310742.UG.FTS.B, 16.99%, 12/20/24 . 230 226
991350184.UG.FTS.B, 16.99%, 12/20/24 . 577 571
991371806.UG.FTS.B, 16.99%, 12/20/24 . 1,547 1,533
991380031.UG.FTS.B, 16.99%, 12/20/24 . 320 204
991423752.UG.FTS.B, 16.99%, 12/20/24 . 189 185
991440844.UG.FTS.B, 16.99%, 12/20/24 . 4,641 4,593
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991458324.UG.FTS.B, 16.99%, 12/20/24 . $ 603 $ 598
991521970.UG.FTS.B, 16.99%, 12/20/24 . 160 158
991298267.UG.FTS.B, 17.97%, 12/20/24 . 781 773
991330064.UG.FTS.B, 17.97%, 12/20/24 . 121 120
991304140.UG.FTS.B, 17.99%, 12/20/24 . 335 332
991346525.UG.FTS.B, 17.99%, 12/20/24 . 1,169 1,158
991349664.UG.FTS.B, 17.99%, 12/20/24 . 208 206
991455309.UG.FTS.B, 17.99%, 12/20/24 . 87 86
991490847.UG.FTS.B, 17.99%, 12/20/24 . 30 30
991512531.UG.FTS.B, 17.99%, 12/20/24 . 106 105
991515123.UG.FTS.B, 17.99%, 12/20/24 . 1,543 1,520
991311525.UG.FTS.B, 18.97%, 12/20/24 . 774 765
991327245.UG.FTS.B, 18.97%, 12/20/24 . 312 217
991332300.UG.FTS.B, 18.97%, 12/20/24 . 969 956
991365096.UG.FTS.B, 18.97%, 12/20/24 . 160 159
991372915.UG.FTS.B, 18.97%, 12/20/24 . 41 40
991381262.UG.FTS.B, 18.97%, 12/20/24 . 129 127
991316528.UG.FTS.B, 19.21%, 12/20/24 . 622 615
991422168.UG.FTS.B, 19.21%, 12/20/24 . 5,554 5,444
991425928.UG.FTS.B, 19.46%, 12/20/24 . 154 152
991305111.UG.FTS.B, 19.8%, 12/20/24 .. 1,498 1,479
991309911.UG.FTS.B, 19.8%, 12/20/24 .. 1,370 1,350
991329135.UG.FTS.B, 19.8%, 12/20/24 .. 7,750 7,635
991331225.UG.FTS.B, 19.8%, 12/20/24 .. 241 239
991386835.UG.FTS.B, 19.8%, 12/20/24 .. – –
991415873.UG.FTS.B, 19.8%, 12/20/24 .. 1,625 1,601
991437993.UG.FTS.B, 19.8%, 12/20/24 .. 3,900 3,855
991523134.UG.FTS.B, 19.8%, 12/20/24 .. 8,342 (36)
991340100.UG.FTS.B, 20.46%, 12/20/24 . 7,869 7,776
991399925.UG.FTS.B, 20.46%, 12/20/24 . 392 387
991518437.UG.FTS.B, 20.46%, 12/20/24 . 284 278
991305036.UG.FTS.B, 21.46%, 12/20/24 . 280 276
991352757.UG.FTS.B, 21.46%, 12/20/24 . 233 230
991390941.UG.FTS.B, 21.46%, 12/20/24 . 2,276 2,236
991447864.UG.FTS.B, 21.46%, 12/20/24 . 219 (2)
991526785.UG.FTS.B, 21.46%, 12/20/24 . 387 378
991486110.UG.FTS.B, 21.98%, 12/20/24 . 62 61
991366863.UG.FTS.B, 22.95%, 12/20/24 . 38 3
991448119.UG.FTS.B, 26.94%, 12/20/24 . 152 19
991438242.UG.FTS.B, 15.97%, 12/21/24 . 308 305
991457248.UG.FTS.B, 16.99%, 12/21/24 . 115 114
991484651.UG.FTS.B, 16.99%, 12/21/24 . 585 579
991495192.UG.FTS.B, 16.99%, 12/21/24 . 1,925 1,898
991523565.UG.FTS.B, 16.99%, 12/21/24 . 1,599 1,575
991505343.UG.FTS.B, 17.99%, 12/21/24 . 309 304
991472171.UG.FTS.B, 18.97%, 12/21/24 . 210 209
991495748.UG.FTS.B, 19.8%, 12/21/24 .. 1,124 1,102
991520646.UG.FTS.B, 19.8%, 12/21/24 .. 102 101
991459030.UG.FTS.B, 21.46%, 12/21/24 . 1,432 1,412
991520568.UG.FTS.B, 21.98%, 12/21/24 . 157 153
991039478.UG.FTS.B, 16.99%, 1/09/25 .. 1,233 236
991031280.UG.FTS.B, 28.98%, 1/09/25 .. 140 144
991035315.UG.FTS.B, 15.97%, 1/10/25 .. 1,628 314
991130487.UG.FTS.B, 29.49%, 1/21/25 .. 871 580
991112802.UG.FTS.B, 28.98%, 1/22/25 .. 873 621
991210095.UG.FTS.B, 29.49%, 1/22/25 .. – –
991195338.UG.FTS.B, 22.95%, 1/27/25 .. 351 240
991338381.UG.FTS.B, 16.99%, 2/09/25 .. 401 74

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991020944.UG.FTS.B, 15.99%, 11/08/26 . $ 3,514 $ 3,495
991034634.UG.FTS.B, 16.99%, 11/08/26 . 1,440 1,439
991036341.UG.FTS.B, 21.99%, 11/11/26 . 1,558 (29)
991074802.UG.FTS.B, 22.36%, 11/11/26 . 7,799 7,952
991130326.UG.FTS.B, 22.36%, 11/11/26 .. 569 580
991215907.UG.FTS.B, 16.99%, 11/12/26 . 1,743 1,729
991108685.UG.FTS.B, 18.98%, 11/13/26 . 1,088 1,088
991115683.UG.FTS.B, 18.98%, 11/13/26 .. 2,638 2,633
991164893.UG.FTS.B, 19.99%, 11/15/26 . 550 542
991087378.UG.FTS.B, 21.36%, 11/15/26 . 713 714
991415270.UG.FTS.B, 16.99%, 12/06/26 . 504 514
991185045.UG.FTS.B, Zero Cpn, 12/09/26 – –
991226691.UG.FTS.B, 15.99%, 12/09/26 . 295 305
991249712.UG.FTS.B, 15.99%, 12/09/26 . 3,692 3,772
991213502.UG.FTS.B, 16.99%, 12/09/26 . 1,810 1,867
991381018.UG.FTS.B, 16.99%, 12/09/26 . 4,429 4,418
991060406.UG.FTS.B, 21.98%, 12/09/26 . – –
991051478.UG.FTS.B, 29.49%, 12/09/26 . – –
991063796.UG.FTS.B, 29.49%, 12/09/26 . – –
991356469.UG.FTS.B, 16.99%, 12/10/26 . 308 303
991037654.UG.FTS.B, 21.48%, 12/10/26 . – –
991265247.UG.FTS.B, 16.99%, 12/12/26 . 483 486
991243878.UG.FTS.B, 21.99%, 12/12/26 . 2,368 (43)
991359359.UG.FTS.B, 15.99%, 12/14/26 . 823 838
991467528.UG.FTS.B, 15.99%, 12/14/26 . 492 501
991258909.UG.FTS.B, 16.99%, 12/14/26 . 1,049 1,064
991280209.UG.FTS.B, 16.99%, 12/14/26 . 2,436 2,511
991292205.UG.FTS.B, 18.98%, 12/14/26 . 966 987
991469109.UG.FTS.B, 18.98%, 12/15/26 . 790 782
991252665.UG.FTS.B, 20.47%, 12/15/26 . – –
991489034.UG.FTS.B, 21.99%, 12/15/26 . 301 55
991263485.UG.FTS.B, 16.99%, 12/16/26 . 1 1
991200765.UG.FTS.B, 15%, 12/17/26 .... – –
991329891.UG.FTS.B, 16.99%, 12/17/26 . 842 246
991208263.UG.FTS.B, 29.49%, 12/17/26 . – –
991281352.UG.FTS.B, 22.36%, 12/18/26 . 2,392 (36)
991075433.UG.FTS.B, 28.48%, 12/18/26 . – –
991171033.UG.FTS.B, 29.49%, 12/18/26 . – –
991295802.UG.FTS.B, 20.46%, 12/19/26 . – –
991326633.UG.FTS.B, 21.99%, 12/19/26 . 786 746
991389147.UG.FTS.B, 22.36%, 12/19/26 . 215 212
991110003.UG.FTS.B, 28.98%, 12/19/26 . – –
991436725.UG.FTS.B, 21.99%, 12/20/26 . 176 12
991306654.UG.FTS.B, 22.36%, 12/20/26 . 15,762 1,109
991110134.UG.FTS.B, 28.98%, 12/20/26 . – –
991129017.UG.FTS.B, 28.98%, 12/20/26 . – –
991131676.UG.FTS.B, 29.48%, 12/20/26 . – –
991104740.UG.FTS.B, 29.49%, 12/20/26 . – –
991284279.UG.FTS.B, 29.49%, 12/20/26 . – –
991339202.UG.FTS.B, Zero Cpn, 12/23/26 – –
991205757.UG.FTS.B, 29.49%, 12/23/26 . – –
991132986.UG.FTS.B, 28.98%, 12/25/26 . – –
991149860.UG.FTS.B, 28.98%, 12/26/26 . – –
991318113.UG.FTS.B, 28.98%, 12/29/26 . – –
991275870.UG.FTS.B, 21.98%, 1/05/27 .. – –
991129376.UG.FTS.B, 19.99%, 1/09/27 .. – –
991036582.UG.FTS.B, 29.49%, 1/09/27 .. – –
991042183.UG.FTS.B, 29.49%, 1/09/27 .. – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991290746.UG.FTS.B, 28.48%, 1/10/27 .. $ – $ –
991110688.UG.FTS.B, 18.97%, 1/11/27 ... – –
991064255.UG.FTS.B, 21.48%, 1/12/27 .. – –
991054346.UG.FTS.B, 29.49%, 1/13/27 .. – –
991231240.UG.FTS.B, 25.95%, 1/14/27 .. – –
991228157.UG.FTS.B, Zero Cpn, 1/17/27 . – –
991099758.UG.FTS.B, 28.98%, 1/17/27 .. – –
991113714.UG.FTS.B, 29.49%, 1/17/27 .. – –
991240839.UG.FTS.B, 29.49%, 1/17/27 .. – –
990914409.UG.FTS.B, 28.48%, 1/19/27 .. – –
991249325.UG.FTS.B, 28.48%, 1/20/27 .. – –
991153021.UG.FTS.B, 29.49%, 1/20/27 .. – –
991252604.UG.FTS.B, 29.49%, 1/20/27 .. – –
991279052.UG.FTS.B, 29.49%, 1/20/27 .. – –
991227564.UG.FTS.B, 28.98%, 1/21/27 .. – –
991159799.UG.FTS.B, 29.49%, 1/28/27 .. – –
991297838.UG.FTS.B, 29.49%, 1/28/27 .. – –
991212275.UG.FTS.B, 17.99%, 2/09/27 .. – –
991397147.UG.FTS.B, 29.48%, 2/09/27 .. – –
991124281.UG.FTS.B, 29.49%, 2/09/27 .. – –
991113929.UG.FTS.B, 22.47%, 2/10/27 .. – –
991164854.UG.FTS.B, Zero Cpn, 2/17/27 . – –
991348739.UG.FTS.B, Zero Cpn, 2/17/27 . – –
991080527.UG.FTS.B, 20.46%, 2/17/27 .. – –
991106534.UG.FTS.B, 28.98%, 2/17/27 .. – –
991264300.UG.FTS.B, 29.49%, 2/17/27 .. – –
990946503.UG.FTS.B, 28.48%, 2/19/27 .. – –
991146255.UG.FTS.B, 28.98%, 2/19/27 .. – –
991238451.UG.FTS.B, 29.49%, 2/19/27 .. – –
991295552.UG.FTS.B, 29.49%, 2/19/27 .. – –
991198399.UG.FTS.B, 28.98%, 2/20/27 .. – –
991243089.UG.FTS.B, 28.98%, 2/21/27 .. – –
991118537.UG.FTS.B, Zero Cpn, 2/22/27 . 325 22
991369096.UG.FTS.B, 23.95%, 2/27/27 .. – –
991273234.UG.FTS.B, 18.97%, 2/28/27 .. – –
991194140.UG.FTS.B, 19.21%, 3/03/27 .. – –
991444299.UG.FTS.B, 29.49%, 3/06/27 .. – –
991404117.UG.FTS.B, 22.47%, 3/07/27 .. – –
991029801.UG.FTS.B, 20.96%, 3/09/27 .. – –
991079814.UG.FTS.B, 28.98%, 3/09/27 .. – –
991051328.UG.FTS.B, 20.97%, 3/10/27 .. – –
991280397.UG.FTS.B, 19.8%, 3/12/27 ... – –
991241987.UG.FTS.B, 18.97%, 3/13/27 .. – –
991185545.UG.FTS.B, 29.49%, 3/17/27 .. – –
991206665.UG.FTS.B, 29.49%, 3/17/27 .. – –
991238898.UG.FTS.B, 29.49%, 3/17/27 .. – –
991193820.UG.FTS.B, 29.49%, 3/18/27 .. – –
991241700.UG.FTS.B, 29.48%, 3/19/27 .. – –
991144107.UG.FTS.B, 28.98%, 3/20/27 .. – –
991106408.UG.FTS.B, 29.49%, 3/20/27 .. – –
991122314.UG.FTS.B, 29.49%, 3/22/27 .. – –
991270158.UG.FTS.B, 29.49%, 3/22/27 .. – –
991136287.UG.FTS.B, 29.49%, 3/23/27 .. – –
991162086.UG.FTS.B, 21.98%, 3/25/27 .. – –
991336574.UG.FTS.B, 29.49%, 3/29/27 .. 4 4
991200811.UG.FTS.B, 29.49%, 4/04/27 .. – –
991212156.UG.FTS.B, 16.99%, 4/05/27 .. 9 9
991250127.UG.FTS.B, 29.49%, 4/05/27 .. – –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991273015.UG.FTS.B, 29.49%, 4/05/27 .. $ – $ –
991423507.UG.FTS.B, 29.49%, 4/06/27 .. – –
991357694.UG.FTS.B, 28.98%, 4/07/27 .. – –
991193635.UG.FTS.B, 29.49%, 4/07/27 .. – –
991114547.UG.FTS.B, Zero Cpn, 4/09/27 . 10 1
991189831.UG.FTS.B, 29.49%, 4/09/27 .. – –
991112281.UG.FTS.B, 29.49%, 4/18/27 .. – –
991114995.UG.FTS.B, 29.49%, 4/19/27 .. – –
991146474.UG.FTS.B, Zero Cpn, 4/21/27 . – –
991265434.UG.FTS.B, 29.49%, 4/21/27 .. – –
991211080.UG.FTS.B, Zero Cpn, 4/22/27 . – –
991161069.UG.FTS.B, 21.46%, 4/24/27 .. – –
991326218.UG.FTS.B, 29.48%, 4/29/27 .. – –
991180511.UG.FTS.B, Zero Cpn, 5/09/27 . – –
991043586.UG.FTS.B, 20.96%, 5/09/27 .. – –
991079451.UG.FTS.B, 29.49%, 5/09/27 .. – –
991138640.UG.FTS.B, 29.49%, 5/09/27 .. – –
991356235.UG.FTS.B, 29.49%, 5/09/27 .. – –
991375698.UG.FTS.B, Zero Cpn, 5/13/27 . – –
991265347.UG.FTS.B, 29.49%, 5/16/27 .. – –
991223160.UG.FTS.B, Zero Cpn, 5/19/27 . – –
991104450.UG.FTS.B, 29.49%, 5/19/27 .. 1 –
991130086.UG.FTS.B, 28.98%, 5/21/27 .. – –
991131671.UG.FTS.B, 29.49%, 5/21/27 .. 103 (7)
991252759.UG.FTS.B, 28.98%, 5/22/27 .. – –
991146583.UG.FTS.B, 29.49%, 5/26/27 .. – –
991158685.UG.FTS.B, 29.49%, 5/27/27 .. – –
991157839.UG.FTS.B, 19.99%, 5/28/27 .. – –
991222835.UG.FTS.B, 29.49%, 5/28/27 .. – –
991210933.UG.FTS.B, 19.99%, 5/29/27 .. – –
991164017.UG.FTS.B, 28.98%, 5/29/27 .. – –
991039909.UG.FTS.B, Zero Cpn, 6/07/27 . 9 1
991211205.UG.FTS.B, 28.98%, 6/07/27 .. – –
991320074.UG.FTS.B, 16.99%, 6/08/27 .. – –
991429195.UG.FTS.B, 16.99%, 6/10/27 .. – –
991115154.UG.FTS.B, 21.48%, 6/10/27 .. – –
991124570.UG.FTS.B, 19.99%, 6/18/27 .. – –
991221075.UG.FTS.B, 28.98%, 6/19/27 .. – –
991290289.UG.FTS.B, 28.98%, 6/19/27 .. – –
991213807.UG.FTS.B, 29.49%, 6/21/27 .. – –
991306928.UG.FTS.B, 29.49%, 6/21/27 .. – –
991135909.UG.FTS.B, 28.98%, 6/23/27 .. – –
991155976.UG.FTS.B, 28.98%, 6/28/27 .. – –
991348343.UG.FTS.B, 29.49%, 6/29/27 .. – –
991208277.UG.FTS.B, 29.49%, 7/06/27 .. – –
991314784.UG.FTS.B, 29.49%, 7/07/27 .. – –
991139513.UG.FTS.B, Zero Cpn, 7/09/27 . 30 2
991054479.UG.FTS.B, 29.49%, 7/09/27 .. 2 –
991082149.UG.FTS.B, 29.49%, 7/09/27 .. – –
991280441.UG.FTS.B, 19.21%, 7/12/27 .. – –
991290370.UG.FTS.B, 22.47%, 7/15/27 .. – –
991096851.UG.FTS.B, Zero Cpn, 7/16/27 . 10 1
991202599.UG.FTS.B, 29.49%, 7/16/27 .. 3 –
991131393.UG.FTS.B, 18.97%, 7/17/27 .. – –
991086321.UG.FTS.B, 29.49%, 7/17/27 .. 2 –
991259791.UG.FTS.B, 27.99%, 7/18/27 .. 9 4
991175390.UG.FTS.B, 28.98%, 7/19/27 .. – –
991113309.UG.FTS.B, 29.49%, 7/20/27 .. – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991294259.UG.FTS.B, Zero Cpn, 7/21/27 . $ 8 $ 1
991155276.UG.FTS.B, 20.47%, 7/26/27 .. – –
991307320.UG.FTS.B, 29.49%, 7/28/27 .. 1 –
991423881.UG.FTS.B, 28.98%, 8/06/27 .. – –
991307830.UG.FTS.B, 29.49%, 8/06/27 .. 2 –
991309300.UG.FTS.B, 16.99%, 8/07/27 .. – –
991306003.UG.FTS.B, 29.49%, 8/07/27 .. 15 (1)
991409872.UG.FTS.B, 29.49%, 8/07/27 .. 13 6
991446589.UG.FTS.B, 21.98%, 8/08/27 .. – –
991058249.UG.FTS.B, 29.49%, 8/09/27 .. 4 –
991057662.UG.FTS.B, 22.97%, 8/10/27 .. 6 –
991316650.UG.FTS.B, 29.49%, 8/10/27 .. – –
991360982.UG.FTS.B, 29.49%, 8/10/27 .. – –
991304513.UG.FTS.B, Zero Cpn, 8/14/27 . 10 1
991271033.UG.FTS.B, Zero Cpn, 8/15/27 . 12 1
991182467.UG.FTS.B, 21.46%, 8/17/27 .. – –
991147489.UG.FTS.B, 29.49%, 8/17/27 .. – –
991111389.UG.FTS.B, Zero Cpn, 8/18/27 . 23 2
991112214.UG.FTS.B, 29.49%, 8/18/27 .. – –
991137119.UG.FTS.B, 29.49%, 8/18/27 .. – –
991267236.UG.FTS.B, 29.49%, 8/18/27 .. – –
991263337.UG.FTS.B, 28.98%, 8/19/27 .. – –
991109805.UG.FTS.B, 29.49%, 8/19/27 .. – –
991192338.UG.FTS.B, 29.49%, 8/19/27 .. 1 –
991271740.UG.FTS.B, Zero Cpn, 8/21/27 . 11 1
991157093.UG.FTS.B, 29.49%, 8/21/27 .. 2 –
991288870.UG.FTS.B, 29.49%, 8/21/27 .. 2 –
991220666.UG.FTS.B, 28.98%, 8/22/27 .. 9 –
991195707.UG.FTS.B, 29.49%, 8/22/27 .. 1 1
991242927.UG.FTS.B, 29.49%, 8/22/27 .. – –
991310138.UG.FTS.B, Zero Cpn, 8/23/27 . 14 1
991289813.UG.FTS.B, Zero Cpn, 8/28/27 . 10 1
991309534.UG.FTS.B, 29.48%, 8/28/27 .. – –
991278481.UG.FTS.B, 29.49%, 8/28/27 .. 19 9
991173050.UG.FTS.B, 28.98%, 8/29/27 .. – –
991231326.UG.FTS.B, 28.98%, 8/29/27 .. – –
991208326.UG.FTS.B, 29.49%, 8/29/27 .. 1 –
991344251.UG.FTS.B, 29.49%, 8/29/27 .. 2 –
991409974.UG.FTS.B, 29.49%, 9/05/27 .. – –
991446181.UG.FTS.B, 29.49%, 9/06/27 .. 1 1
991435822.UG.FTS.B, Zero Cpn, 9/09/27 . 17 1
991049842.UG.FTS.B, 29.49%, 9/09/27 .. – –
991084240.UG.FTS.B, 29.49%, 9/09/27 .. 11 –
991092708.UG.FTS.B, 29.49%, 9/09/27 .. 3 1
991103647.UG.FTS.B, 29.49%, 9/09/27 .. 11 –
991427948.UG.FTS.B, Zero Cpn, 9/10/27 . 17 1
991193860.UG.FTS.B, 20.96%, 9/10/27 .. 5 –
991057444.UG.FTS.B, 22.47%, 9/10/27 .. 4 1
991174393.UG.FTS.B, 18.97%, 9/11/27 .. 11 –
991181316.UG.FTS.B, 25.94%, 9/13/27 .. – –
991068278.UG.FTS.B, 29.49%, 9/15/27 .. 1 1
991274620.UG.FTS.B, 29.49%, 9/16/27 .. 7 7
991146377.UG.FTS.B, Zero Cpn, 9/17/27 . 20 1
991085976.UG.FTS.B, 28.98%, 9/17/27 .. – –
991175055.UG.FTS.B, 29.49%, 9/17/27 .. 8 –
991163465.UG.FTS.B, 28.48%, 9/18/27 .. 1 1
991207215.UG.FTS.B, 28.98%, 9/18/27 .. – –
991098614.UG.FTS.B, 19.99%, 9/19/27 .. – –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991237507.UG.FTS.B, 29.49%, 9/19/27 .. $ – $ –
991107967.UG.FTS.B, 29.49%, 9/20/27 .. – –
991159486.UG.FTS.B, 29.49%, 9/20/27 .. – –
991138698.UG.FTS.B, Zero Cpn, 9/25/27 . 23 2
991152490.UG.FTS.B, Zero Cpn, 9/25/27 . 18 1
991149644.UG.FTS.B, 29.49%, 9/27/27 .. 15 7
991153486.UG.FTS.B, 29.49%, 9/27/27 .. – –
991165547.UG.FTS.B, Zero Cpn, 9/29/27 . 21 1
991229634.UG.FTS.B, 29.49%, 10/05/27 . 24 4
991248662.UG.FTS.B, 29.49%, 10/05/27 . – –
991022541.UG.FTS.B, 29.48%, 10/07/27 . – –
991355407.UG.FTS.B, 29.49%, 10/08/27 . – –
991026394.UG.FTS.B, 28.48%, 10/09/27 . – –
991060314.UG.FTS.B, 28.98%, 10/09/27 . – –
991318082.UG.FTS.B, 20.96%, 10/10/27 . 9 2
991404223.UG.FTS.B, 20.96%, 10/10/27 . 3 1
991335538.UG.FTS.B, 29.49%, 10/10/27 . 8 1
991491868.UG.FTS.B, 14.48%, 10/12/27 . – –
991354178.UG.FTS.B, 21.46%, 10/12/27 . 13 13
991235565.UG.FTS.B, 25.45%, 10/13/27 . – –
991245155.UG.FTS.B, 29.49%, 10/16/27 . 15 (1)
991511457.UG.FTS.B, 18.47%, 10/17/27 . 4 4
991082270.UG.FTS.B, 29.49%, 10/17/27 . 2 2
991211325.UG.FTS.B, 29.49%, 10/17/27 . 16 –
991250747.UG.FTS.B, 29.49%, 10/17/27 . 5 4
991235520.UG.FTS.B, Zero Cpn, 10/18/27 22 1
991126551.UG.FTS.B, 29.49%, 10/18/27 . – –
991228375.UG.FTS.B, 29.49%, 10/18/27 . 18 16
991186631.UG.FTS.B, 28.98%, 10/19/27 . 6 1
991183146.UG.FTS.B, 29.49%, 10/19/27 . 14 1
991162927.UG.FTS.B, 28.98%, 10/20/27 . – –
991164478.UG.FTS.B, 29.48%, 10/20/27 . – –
991100240.UG.FTS.B, 29.49%, 10/20/27 . 6 1
991297492.UG.FTS.B, 29.49%, 10/20/27 . 16 2
991153925.UG.FTS.B, 29.49%, 10/21/27 . – –
991128575.UG.FTS.B, 27.99%, 10/22/27 . 11 1
991161749.UG.FTS.B, 28.98%, 10/22/27 . 9 1
991208833.UG.FTS.B, 29.49%, 10/22/27 . 3 3
991225297.UG.FTS.B, Zero Cpn, 10/23/27 20 1
991136349.UG.FTS.B, 19.99%, 10/23/27 . – –
991149688.UG.FTS.B, 29.49%, 10/23/27 . 5 5
991139183.UG.FTS.B, 25.95%, 10/24/27 . 26 2
991145450.UG.FTS.B, 29.49%, 10/24/27 . 13 12
991152323.UG.FTS.B, 29.49%, 10/27/27 . – –
991221769.UG.FTS.B, 28.98%, 10/28/27 . 1 1
991372962.UG.FTS.B, 28.98%, 10/28/27 . 4 4
991198256.UG.FTS.B, 21.98%, 10/29/27 . 4 4
991352807.UG.FTS.B, 29.49%, 10/30/27 . 2 2
991191376.UG.FTS.B, 29.48%, 11/03/27 . 2 2
991201841.UG.FTS.B, 28.98%, 11/04/27 . 4 4
991356835.UG.FTS.B, 29.49%, 11/05/27 . – –
991082730.UG.FTS.B, 29.49%, 11/06/27 . 3 3
991189626.UG.FTS.B, 29.49%, 11/06/27 . 3 3
991206600.UG.FTS.B, 19.99%, 11/07/27 . 1 1
991319042.UG.FTS.B, 28.48%, 11/07/27 . 2 2
991200769.UG.FTS.B, 29.49%, 11/07/27 . 4 4
991208130.UG.FTS.B, 29.49%, 11/07/27 . 3 3
991214142.UG.FTS.B, 29.49%, 11/07/27 . 3 3
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991300246.UG.FTS.B, 29.49%, 11/08/27 . $ 12 $ 2
991031588.UG.FTS.B, 15.97%, 11/09/27 . 12 12
991033375.UG.FTS.B, 19.47%, 11/09/27 . 4 4
991061786.UG.FTS.B, 28.48%, 11/09/27 . 7 4
991077060.UG.FTS.B, 29.49%, 11/09/27 . 3 –
991079179.UG.FTS.B, 29.49%, 11/09/27 . 2 2
991176536.UG.FTS.B, 29.49%, 11/09/27 . 12 2
991202634.UG.FTS.B, 29.49%, 11/09/27 . 1 1
991418937.UG.FTS.B, 29.49%, 11/09/27 . 2 2
991341939.UG.FTS.B, 16.49%, 11/10/27 . 2 2
991296594.UG.FTS.B, 29.49%, 11/10/27 . 19 (1)
991307672.UG.FTS.B, 29.49%, 11/10/27 . – –
991361711.UG.FTS.B, 29.49%, 11/10/27 . 10 1
991420666.UG.FTS.B, 29.49%, 11/10/27 . 1 1
991107097.UG.FTS.B, 21.46%, 11/11/27 .. 4 4
991234974.UG.FTS.B, 19.8%, 11/12/27 .. 23 –
991427835.UG.FTS.B, 22.47%, 11/12/27 . 41 3
991137980.UG.FTS.B, 21.98%, 11/13/27 . 3 3
991125001.UG.FTS.B, 20.47%, 11/15/27 . 4 4
991103540.UG.FTS.B, 29.49%, 11/16/27 . 4 4
991082326.UG.FTS.B, 18.97%, 11/17/27 . 3 3
991085702.UG.FTS.B, 19.99%, 11/17/27 . 4 4
991147851.UG.FTS.B, 19.99%, 11/17/27 . 4 4
991079189.UG.FTS.B, 27.99%, 11/17/27 . – –
991091884.UG.FTS.B, 28.48%, 11/17/27 . 1 1
991121655.UG.FTS.B, 28.98%, 11/17/27 . – –
991133155.UG.FTS.B, 28.98%, 11/17/27 . 3 3
991137801.UG.FTS.B, 28.98%, 11/17/27 . 3 3
991170561.UG.FTS.B, 28.98%, 11/17/27 . 15 1
991193230.UG.FTS.B, 28.98%, 11/17/27 . 2 2
991257000.UG.FTS.B, 28.98%, 11/17/27 . 2 2
991087552.UG.FTS.B, 29.49%, 11/17/27 . 2 2
991114740.UG.FTS.B, 29.49%, 11/17/27 .. 4 4
991247353.UG.FTS.B, 29.49%, 11/17/27 . 3 3
991282102.UG.FTS.B, 29.49%, 11/17/27 . – –
991480124.UG.FTS.B, 15.97%, 11/18/27 . 1 1
991290759.UG.FTS.B, 21.98%, 11/18/27 . 4 4
991234997.UG.FTS.B, 23.95%, 11/18/27 . 17 16
991253867.UG.FTS.B, 28.48%, 11/18/27 . 2 2
991221462.UG.FTS.B, 28.98%, 11/18/27 . 1 1
991179060.UG.FTS.B, 29.49%, 11/18/27 . 2 2
991292783.UG.FTS.B, 29.49%, 11/18/27 . – –
991140335.UG.FTS.B, 19.99%, 11/19/27 . 3 3
991233489.UG.FTS.B, 19.99%, 11/19/27 . 3 3
991117541.UG.FTS.B, 28.48%, 11/19/27 .. 23 (1)
991139016.UG.FTS.B, 28.48%, 11/19/27 . 2 2
991141105.UG.FTS.B, 28.48%, 11/19/27 .. 1 1
991233432.UG.FTS.B, 29.48%, 11/19/27 . 5 5
991114014.UG.FTS.B, 29.49%, 11/19/27 .. – –
991175723.UG.FTS.B, 29.49%, 11/19/27 . 2 2
991104363.UG.FTS.B, Zero Cpn, 11/20/27 24 2
991109919.UG.FTS.B, Zero Cpn, 11/20/27 27 2
991192509.UG.FTS.B, Zero Cpn, 11/20/27 24 2
991204253.UG.FTS.B, 20.46%, 11/20/27 . 2 2
991206294.UG.FTS.B, 28.48%, 11/20/27 . 1 1
991112731.UG.FTS.B, 28.98%, 11/20/27 .. – –
991188559.UG.FTS.B, 28.98%, 11/20/27 . 3 3
991109552.UG.FTS.B, 29.48%, 11/20/27 . 4 4

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991136012.UG.FTS.B, 29.48%, 11/20/27 . $ 7 $ 7
991099346.UG.FTS.B, 29.49%, 11/20/27 . – –
991114388.UG.FTS.B, 29.49%, 11/20/27 .. – –
991122786.UG.FTS.B, 29.49%, 11/20/27 . 2 2
991178095.UG.FTS.B, 29.49%, 11/20/27 . 1 1
991165753.UG.FTS.B, Zero Cpn, 11/21/27 24 2
991304475.UG.FTS.B, 19.21%, 11/21/27 . 9 9
991148170.UG.FTS.B, 28.48%, 11/21/27 . 21 18
991107127.UG.FTS.B, 28.98%, 11/21/27 . 1 1
991295344.UG.FTS.B, 28.98%, 11/21/27 . 19 17
991109151.UG.FTS.B, 29.49%, 11/21/27 . 2 2
991111150.UG.FTS.B, 29.49%, 11/21/27 .. – –
991111804.UG.FTS.B, 29.49%, 11/21/27 .. 5 5
991122177.UG.FTS.B, 29.49%, 11/21/27 . 3 3
991155443.UG.FTS.B, 29.49%, 11/21/27 . – –
991162286.UG.FTS.B, 29.49%, 11/21/27 . 1 1
991170141.UG.FTS.B, 29.49%, 11/21/27 . – –
991192666.UG.FTS.B, 29.49%, 11/21/27 . 4 4
991234158.UG.FTS.B, 29.49%, 11/21/27 . 16 16
991289078.UG.FTS.B, 29.49%, 11/21/27 . 1 1
991298112.UG.FTS.B, 29.49%, 11/21/27 . 3 3
991319570.UG.FTS.B, 29.49%, 11/21/27 . 3 3
991283151.UG.FTS.B, Zero Cpn, 11/22/27 33 2
991169983.UG.FTS.B, 19.99%, 11/22/27 . – –
991111058.UG.FTS.B, 20.97%, 11/22/27 .. – –
991114026.UG.FTS.B, 29.49%, 11/22/27 .. 45 7
991162073.UG.FTS.B, 29.49%, 11/22/27 . 16 1
991316297.UG.FTS.B, 29.49%, 11/22/27 . 3 3
991317368.UG.FTS.B, 29.49%, 11/22/27 . 1 1
991144737.UG.FTS.B, Zero Cpn, 11/23/27 29 2
991163966.UG.FTS.B, 28.98%, 11/23/27 . 3 3
991208695.UG.FTS.B, 28.98%, 11/23/27 . 3 3
991165638.UG.FTS.B, 29.49%, 11/23/27 . 4 4
991214811.UG.FTS.B, 20.47%, 11/24/27 . 11 11
991206794.UG.FTS.B, 21.47%, 11/24/27 . 1 1
991179754.UG.FTS.B, 21.46%, 11/25/27 . 10 2
991136661.UG.FTS.B, 29.49%, 11/25/27 . – –
991148029.UG.FTS.B, 29.49%, 11/25/27 . 5 5
991220521.UG.FTS.B, 21.46%, 11/26/27 . 4 4
991251935.UG.FTS.B, 21.48%, 11/26/27 . 3 3
991147668.UG.FTS.B, 29.49%, 11/26/27 . 3 3
991155440.UG.FTS.B, 26.44%, 11/27/27 . 5 5
991153773.UG.FTS.B, 29.49%, 11/27/27 . 3 3
991374376.UG.FTS.B, 19.99%, 11/28/27 . 12 2
991250460.UG.FTS.B, 28.48%, 11/28/27 . 2 2
991195820.UG.FTS.B, 29.49%, 11/28/27 . 5 5
991292895.UG.FTS.B, 29.49%, 11/28/27 . 1 1
991212602.UG.FTS.B, 20.97%, 11/29/27 . 1 1
991314226.UG.FTS.B, 29.49%, 11/29/27 . 15 1
991336404.UG.FTS.B, 29.49%, 11/29/27 . 3 3
3,104,209
Upstart Network, Inc.
L1410764.UP.FTS.B, 15.3%, 7/09/24 .... 1,915 1,902
L1410857.UP.FTS.B, 23.47%, 7/09/24 .... 3,465 3,424
L1410939.UP.FTS.B, 23.67%, 7/09/24 .... 3,016 2,980
FW1410302.UP.FTS.B, 27.74%, 7/09/24 .. 5,041 4,982
FW1612116.UP.FTS.B, 7.74%, 8/23/24 ... 3,513 3,486
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1612441.UP.FTS.B, 8.61%, 8/23/24 .... $ 3,207 $ 3,183
L1612016.UP.FTS.B, 8.95%, 8/23/24 .... 1,974 1,962
FW1611668.UP.FTS.B, 11.38%, 8/23/24 .. 9,113 9,051
L1612835.UP.FTS.B, 11.9%, 8/23/24 ..... 2,604 2,591
FW1611989.UP.FTS.B, 12.35%, 8/23/24 .. 1,963 1,950
FW1612094.UP.FTS.B, 15.12%, 8/23/24 .. 548 544
L1612289.UP.FTS.B, 15.71%, 8/23/24 .... 13,816 658
L1606592.UP.FTS.B, 16.34%, 8/23/24 .... 23,371 23,259
L1611926.UP.FTS.B, 17.14%, 8/23/24 .... 670 667
L1612153.UP.FTS.B, 17.45%, 8/23/24 .... 1,878 1,812
L1612011.UP.FTS.B, 17.65%, 8/23/24 .... 1,558 1,552
L1612903.UP.FTS.B, 17.72%, 8/23/24 .... 3,362 3,346
L1613038.UP.FTS.B, 18.06%, 8/23/24 .... 2,694 2,681
L1612812.UP.FTS.B, 18.75%, 8/23/24 .... 6,758 6,726
L1612795.UP.FTS.B, 19.34%, 8/23/24 .... 5,421 5,408
FW1611869.UP.FTS.B, 19.81%, 8/23/24 .. 1,348 1,345
L1612705.UP.FTS.B, 21.91%, 8/23/24 .... 3,557 3,370
L1612495.UP.FTS.B, 22.7%, 8/23/24 .... 1,791 1,776
L1612081.UP.FTS.B, 22.91%, 8/23/24 .... 2,593 397
L1612257.UP.FTS.B, 22.94%, 8/23/24 .... 13,788 13,667
FW1612843.UP.FTS.B, 23.35%, 8/23/24 .. 4,053 291
FW1611914.UP.FTS.B, 24.09%, 8/23/24 .. 1,280 92
FW1613175.UP.FTS.B, 24.35%, 8/23/24 .. 3,832 3,799
FW1612879.UP.FTS.B, 24.86%, 8/23/24 .. 2,512 181
FW1611995.UP.FTS.B, 26.04%, 8/23/24 .. 4,197 4,160
FW1611997.UP.FTS.B, 26.88%, 8/23/24 .. 4,213 4,176
FW1606291.UP.FTS.B, 27.01%, 8/23/24 .. 2,810 2,786
FW1611967.UP.FTS.B, 27.5%, 8/23/24 ... 3,777 1,111
FW1604455.UP.FTS.B, 27.65%, 8/23/24 .. 3,523 3,492
FW1611972.UP.FTS.B, 28.72%, 8/23/24 .. 850 842
FW1613240.UP.FTS.B, 28.79%, 8/23/24 .. 1,062 1,053
FW1613150.UP.FTS.B, 30.32%, 8/23/24 .. 1,994 1,971
FW1611405.UP.FTS.B, 30.92%, 8/23/24 .. 5,075 5,031
FW1612529.UP.FTS.B, 31.07%, 8/23/24 .. 2,243 2,126
FW1612870.UP.FTS.B, 32.37%, 8/23/24 .. 3,596 3,565
L1616941.UP.FTS.B, 6.69%, 8/24/24 .... 2,539 2,519
FW1618227.UP.FTS.B, 7.62%, 8/24/24 ... 10,197 10,122
L1615041.UP.FTS.B, 7.72%, 8/24/24 .... 3,830 3,799
L1615714.UP.FTS.B, 8.06%, 8/24/24 .... 2,878 2,855
L1614367.UP.FTS.B, 9.22%, 8/24/24 .... 965 959
L1615478.UP.FTS.B, 9.75%, 8/24/24 .... 1,937 1,923
L1617167.UP.FTS.B, 9.97%, 8/24/24 .... 1,292 1,285
L1613537.UP.FTS.B, 10.76%, 8/24/24 .... 5,839 5,800
L1616794.UP.FTS.B, 12.02%, 8/24/24 .... 9,779 9,263
L1617960.UP.FTS.B, 12.89%, 8/24/24 .... 2,624 2,608
FW1616172.UP.FTS.B, 14.22%, 8/24/24 .. 2,491 2,477
L1614073.UP.FTS.B, 15.77%, 8/24/24 .... 7,259 2,026
L1618007.UP.FTS.B, 15.83%, 8/24/24 .... 973 961
L1618000.UP.FTS.B, 16.11%, 8/24/24 .... 6,677 6,637
L1616524.UP.FTS.B, 16.36%, 8/24/24 .... 3,339 3,319
L1617307.UP.FTS.B, 16.47%, 8/24/24 .... 936 931
FW1617392.UP.FTS.B, 16.64%, 8/24/24 .. 4,013 3,995
FW1618059.UP.FTS.B, 16.81%, 8/24/24 .. 3,529 3,354
FW1618205.UP.FTS.B, 17.17%, 8/24/24 .. 8,717 8,678
FW1612144.UP.FTS.B, 17.97%, 8/24/24 .. 2,017 2,014
L1616998.UP.FTS.B, 18.36%, 8/24/24 .... 2,361 2,350
L1613583.UP.FTS.B, 18.67%, 8/24/24 .... 4,323 1,232
FW1616441.UP.FTS.B, 18.68%, 8/24/24 .. 1,681 1,678

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1613531.UP.FTS.B, 19.04%, 8/24/24 .... $ 2,030 $ 2,021
L1615656.UP.FTS.B, 19.47%, 8/24/24 .... 3,759 3,726
L1614540.UP.FTS.B, 20.1%, 8/24/24 .... 4,422 4,384
L1616206.UP.FTS.B, 20.31%, 8/24/24 .... 1,702 1,695
L1613927.UP.FTS.B, 20.62%, 8/24/24 .... 3,663 1,060
L1614717.UP.FTS.B, 20.99%, 8/24/24 .... 2,200 637
L1618034.UP.FTS.B, 21.14%, 8/24/24 .... 2,228 100
L1616789.UP.FTS.B, 21.29%, 8/24/24 .... 1,282 1,272
L1618119.UP.FTS.B, 21.46%, 8/24/24 .... 4,777 4,750
FW1614729.UP.FTS.B, 21.59%, 8/24/24 .. 2,655 193
L1597410.UP.FTS.B, 22.34%, 8/24/24 .... 1,541 237
FW1614692.UP.FTS.B, 22.37%, 8/24/24 .. 7,476 7,430
L1613701.UP.FTS.B, 22.48%, 8/24/24 .... 6,192 6,140
L1613954.UP.FTS.B, 22.51%, 8/24/24 .... 5,507 5,460
L1612815.UP.FTS.B, 22.77%, 8/24/24 .... 2,561 750
L1614621.UP.FTS.B, 22.87%, 8/24/24 .... 6,169 6,133
L1614292.UP.FTS.B, 22.91%, 8/24/24 .... 689 684
L1617429.UP.FTS.B, 23.23%, 8/24/24 .... 9,819 9,696
L1615531.UP.FTS.B, 23.83%, 8/24/24 .... 2,146 2,128
L1616824.UP.FTS.B, 23.86%, 8/24/24 .... 1,280 374
L1612236.UP.FTS.B, 24.57%, 8/24/24 .... 2,944 212
FW1616265.UP.FTS.B, 25.8%, 8/24/24 ... 4,649 4,619
L1606405.UP.FTS.B, 26.01%, 8/24/24 .... 1,909 29
FW1615059.UP.FTS.B, 26.12%, 8/24/24 .. 4,147 4,121
FW1616690.UP.FTS.B, 26.45%, 8/24/24 .. 169 167
FW1613406.UP.FTS.B, 26.85%, 8/24/24 .. 5,256 4,979
FW1603917.UP.FTS.B, 27.16%, 8/24/24 .. 3,097 477
FW1614960.UP.FTS.B, 27.28%, 8/24/24 .. 2,426 2,410
FW1618121.UP.FTS.B, 27.49%, 8/24/24 .. 5,856 5,796
FW1608456.UP.FTS.B, 28.41%, 8/24/24 .. 372 367
FW1617127.UP.FTS.B, 28.63%, 8/24/24 .. 2,123 2,105
FW1617697.UP.FTS.B, 29%, 8/24/24 .... 1,523 1,512
FW1617880.UP.FTS.B, 29.1%, 8/24/24 ... 1,418 1,406
L1619786.UP.FTS.B, 7.29%, 8/25/24 .... 3,184 3,160
L1620896.UP.FTS.B, 7.97%, 8/25/24 .... 2,685 372
L1620409.UP.FTS.B, 9.92%, 8/25/24 .... 1,292 1,284
L1609249.UP.FTS.B, 10.93%, 8/25/24 .... 3,247 3,234
L1618433.UP.FTS.B, 12.74%, 8/25/24 .... 9,834 9,780
L1618817.UP.FTS.B, 13.07%, 8/25/24 .... 2,363 2,354
L1618890.UP.FTS.B, 13.2%, 8/25/24 .... 2,481 2,469
L1619755.UP.FTS.B, 13.74%, 8/25/24 .... 3,690 3,670
L1620684.UP.FTS.B, 15.61%, 8/25/24 .... 3,860 3,853
L1618618.UP.FTS.B, 15.72%, 8/25/24 .... 717 199
L1595806.UP.FTS.B, 16.33%, 8/25/24 .... 2,270 2,262
L1619235.UP.FTS.B, 18.04%, 8/25/24 .... 1,679 1,677
FW1618611.UP.FTS.B, 19.46%, 8/25/24 .. 2,834 2,832
L1620021.UP.FTS.B, 20.47%, 8/25/24 .... 1,363 1,358
L1617738.UP.FTS.B, 20.93%, 8/25/24 .... 5,305 5,260
L1619582.UP.FTS.B, 21.11%, 8/25/24 .... 5,304 816
L1621220.UP.FTS.B, 21.82%, 8/25/24 .... 2,212 2,192
L1620934.UP.FTS.B, 22.56%, 8/25/24 .... 2,615 2,596
L1618207.UP.FTS.B, 22.64%, 8/25/24 .... 2,754 2,734
FW1618357.UP.FTS.B, 25.15%, 8/25/24 .. 2,860 204
FW1619379.UP.FTS.B, 25.68%, 8/25/24 .. 815 239
FW1621090.UP.FTS.B, 25.79%, 8/25/24 .. 1,399 1,389
FW1618882.UP.FTS.B, 25.91%, 8/25/24 .. 3,587 3,562
FW1620098.UP.FTS.B, 26.52%, 8/25/24 .. 2,376 2,362
FW1618797.UP.FTS.B, 27.03%, 8/25/24 .. 3,312 3,277
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1618716.UP.FTS.B, 29.11%, 8/25/24 .. $ 1,015 $ 72
FW1619402.UP.FTS.B, 29.13%, 8/25/24 .. 1,571 470
FW1618720.UP.FTS.B, 30.08%, 8/25/24 .. 5,128 5,093
L1706751.UP.FTS.B, 6.12%, 9/13/24 .... 6,400 6,344
L1707041.UP.FTS.B, 6.68%, 9/13/24 .... 17,864 17,709
L1705897.UP.FTS.B, 6.84%, 9/13/24 .... 16,554 16,410
L1705350.UP.FTS.B, 7.7%, 9/13/24 ..... 2,661 2,637
L1706157.UP.FTS.B, 9.34%, 9/13/24 .... 3,017 2,994
L1693379.UP.FTS.B, 10.32%, 9/13/24 .... 3,369 3,343
L1706496.UP.FTS.B, 12.56%, 9/13/24 .... 10,781 6,134
L1706478.UP.FTS.B, 12.65%, 9/13/24 .... 3,703 270
L1704842.UP.FTS.B, 13.48%, 9/13/24 .... 2,736 2,715
L1706753.UP.FTS.B, 13.61%, 9/13/24 .... 5,134 5,095
L1706804.UP.FTS.B, 14.15%, 9/13/24 .... 11,004 10,913
FW1703114.UP.FTS.B, 14.49%, 9/13/24 .. 2,406 2,390
L1705059.UP.FTS.B, 15.08%, 9/13/24 .... 4,576 664
L1706939.UP.FTS.B, 15.26%, 9/13/24 .... 1,309 1,298
L1706922.UP.FTS.B, 15.62%, 9/13/24 .... 27,640 27,459
L1704236.UP.FTS.B, 15.99%, 9/13/24 .... 6,211 6,169
L1706754.UP.FTS.B, 16.23%, 9/13/24 .... 13,217 13,112
L1706268.UP.FTS.B, 16.68%, 9/13/24 .... 1,324 1,314
L1705462.UP.FTS.B, 16.72%, 9/13/24 .... 17,889 17,764
L1704947.UP.FTS.B, 17.56%, 9/13/24 .... 798 535
L1702670.UP.FTS.B, 17.62%, 9/13/24 .... 1,953 1,940
L1706278.UP.FTS.B, 17.82%, 9/13/24 .... 6,673 6,613
FW1704884.UP.FTS.B, 18%, 9/13/24 .... 987 978
L1706690.UP.FTS.B, 18.37%, 9/13/24 .... 2,472 219
FW1706245.UP.FTS.B, 18.38%, 9/13/24 .. 4,199 4,171
L1706486.UP.FTS.B, 18.45%, 9/13/24 .... 3,500 3,477
FW1706133.UP.FTS.B, 18.48%, 9/13/24 .. 3,935 3,902
L1701616.UP.FTS.B, 19.62%, 9/13/24 .... 1,363 825
L1704877.UP.FTS.B, 19.78%, 9/13/24 .... 2,817 2,798
FW1705480.UP.FTS.B, 22.14%, 9/13/24 .. 1,067 1,060
L1706370.UP.FTS.B, 22.24%, 9/13/24 .... 2,136 2,111
FW1706246.UP.FTS.B, 22.25%, 9/13/24 .. 1,280 93
L1706636.UP.FTS.B, 22.54%, 9/13/24 .... 5,117 5,041
FW1699123.UP.FTS.B, 22.68%, 9/13/24 .. 3,141 463
L1706515.UP.FTS.B, 23%, 9/13/24 ...... 1,396 1,379
FW1690887.UP.FTS.B, 23.14%, 9/13/24 .. 2,859 2,825
L1705867.UP.FTS.B, 23.21%, 9/13/24 .... 3,610 3,578
L1705591.UP.FTS.B, 23.35%, 9/13/24 .... 4,119 4,064
L1706082.UP.FTS.B, 23.36%, 9/13/24 .... 3,614 3,565
FW1706171.UP.FTS.B, 23.72%, 9/13/24 .. 717 707
L1707040.UP.FTS.B, 24.58%, 9/13/24 .... 8,861 8,752
FW1704838.UP.FTS.B, 25.19%, 9/13/24 .. 4,088 4,009
FW1704787.UP.FTS.B, 26.17%, 9/13/24 .. 3,619 1,043
FW1705725.UP.FTS.B, 26.51%, 9/13/24 .. 1,090 1,075
FW1706468.UP.FTS.B, 26.54%, 9/13/24 .. 1,217 1,197
FW1706423.UP.FTS.B, 27.55%, 9/13/24 .. 3,282 7
FW1706959.UP.FTS.B, 28.41%, 9/13/24 .. 1,461 1,444
FW1706385.UP.FTS.B, 28.43%, 9/13/24 .. 2,382 1,437
FW1704857.UP.FTS.B, 28.91%, 9/13/24 .. 3,123 3,080
FW1702989.UP.FTS.B, 28.98%, 9/13/24 .. 2,717 405
FW1705344.UP.FTS.B, 29.85%, 9/13/24 .. 3,915 1,142
L1880417.UP.FTS.B, 5.63%, 10/19/24 .... 2,298 2,278
L1876780.UP.FTS.B, 7.17%, 10/19/24 .... 3,451 3,420
L1880453.UP.FTS.B, 8.07%, 10/19/24 .... 3,120 3,092
L1880480.UP.FTS.B, 8.79%, 10/19/24 .... 6,954 6,901

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1877544.UP.FTS.B, 9.08%, 10/19/24 .... $ 749 $ 743
L1828554.UP.FTS.B, 9.21%, 10/19/24 .... 1,045 1,037
L1880929.UP.FTS.B, 9.86%, 10/19/24 .... 3,494 3,467
L1843265.UP.FTS.B, 9.92%, 10/19/24 .... 8,388 8,316
L1877810.UP.FTS.B, 10.5%, 10/19/24 .... 1,542 1,529
FW1880015.UP.FTS.B, 10.71%, 10/19/24 . 11,926 11,825
FW1880412.UP.FTS.B, 11.4%, 10/19/24 .. 7,037 6,977
FW1881446.UP.FTS.B, 11.54%, 10/19/24 . 704 698
L1879230.UP.FTS.B, 12.91%, 10/19/24 ... 4,534 4,496
L1879927.UP.FTS.B, 13.42%, 10/19/24 ... 3,905 3,870
L1881269.UP.FTS.B, 13.94%, 10/19/24 ... 1,779 1,763
L1878015.UP.FTS.B, 14.68%, 10/19/24 ... 714 709
L1876508.UP.FTS.B, 15.29%, 10/19/24 ... 1,790 1,778
FW1878235.UP.FTS.B, 16.59%, 10/19/24 . 720 715
L1880312.UP.FTS.B, 16.77%, 10/19/24 ... 1,998 293
L1876177.UP.FTS.B, 16.95%, 10/19/24 ... 721 716
FW1878279.UP.FTS.B, 18.26%, 10/19/24 . 724 719
FW1880539.UP.FTS.B, 18.7%, 10/19/24 .. 2,542 2,519
L1880426.UP.FTS.B, 18.73%, 10/19/24 ... 2,044 2,026
L1879219.UP.FTS.B, 18.95%, 10/19/24 ... 3,635 3,603
L1877399.UP.FTS.B, 18.99%, 10/19/24 ... 727 721
L1877157.UP.FTS.B, 19.36%, 10/19/24 ... 4,006 3,970
FW1880021.UP.FTS.B, 19.73%, 10/19/24 . 5,098 5,043
L1877812.UP.FTS.B, 19.98%, 10/19/24 ... 876 868
FW1877508.UP.FTS.B, 20.09%, 10/19/24 . 3,815 3,601
FW1880944.UP.FTS.B, 20.45%, 10/19/24 . 5,080 5,046
FW1876805.UP.FTS.B, 20.67%, 10/19/24 . 731 726
L1877424.UP.FTS.B, 20.68%, 10/19/24 ... 3,078 3,039
L1881280.UP.FTS.B, 20.85%, 10/19/24 ... 4,396 4,369
FW1878630.UP.FTS.B, 21.75%, 10/19/24 . 2,206 2,182
L1870989.UP.FTS.B, 21.8%, 10/19/24 .... 784 226
L1880976.UP.FTS.B, 21.84%, 10/19/24 ... 3,654 3,630
L1880669.UP.FTS.B, 22.94%, 10/19/24 ... 3,695 3,646
L1878043.UP.FTS.B, 23%, 10/19/24 ..... 29,565 29,177
L1878741.UP.FTS.B, 23.21%, 10/19/24 ... 2,515 2,499
L1880437.UP.FTS.B, 23.31%, 10/19/24 ... 7,396 7,316
L1880362.UP.FTS.B, 23.34%, 10/19/24 ... 764 721
L1876918.UP.FTS.B, 23.43%, 10/19/24 ... 1,036 1,025
FW1877656.UP.FTS.B, 23.66%, 10/19/24 . 1,515 1,495
FW1877532.UP.FTS.B, 24.41%, 10/19/24 . 2,281 2,255
FW1864993.UP.FTS.B, 24.55%, 10/19/24 . 5,921 5,856
FW1881583.UP.FTS.B, 25.39%, 10/19/24 . 3,730 3,690
FW1877169.UP.FTS.B, 26.6%, 10/19/24 .. 1,397 408
FW1879233.UP.FTS.B, 26.7%, 10/19/24 .. 750 743
FW1880779.UP.FTS.B, 27.13%, 10/19/24 . 3,989 1,163
FW1877272.UP.FTS.B, 27.59%, 10/19/24 . 1,881 1,857
FW1880823.UP.FTS.B, 27.61%, 10/19/24 . 2,634 2,599
FW1873483.UP.FTS.B, 27.95%, 10/19/24 . 1,055 1,041
FW1877315.UP.FTS.B, 28.16%, 10/19/24 . 785 741
FW1880670.UP.FTS.B, 28.35%, 10/19/24 . 1,132 1,120
FW1881404.UP.FTS.B, 28.73%, 10/19/24 . 2,645 2,617
FW1880562.UP.FTS.B, 28.77%, 10/19/24 . 2,360 2,228
FW1875773.UP.FTS.B, 28.85%, 10/19/24 . 5,152 5,094
FW1877809.UP.FTS.B, 28.9%, 10/19/24 .. 3,705 3,666
FW1877220.UP.FTS.B, 29.16%, 10/19/24 . 1,212 1,196
FW1880340.UP.FTS.B, 29.4%, 10/19/24 .. 2,745 30
FW1991266.UP.FTS.B, 5.75%, 11/08/24 .. 4,277 4,235
L1996492.UP.FTS.B, 5.82%, 11/08/24 .... 1,782 1,765
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1994177.UP.FTS.B, 6.01%, 11/08/24 .... $ 5,706 $ 5,652
FW1997734.UP.FTS.B, 6.36%, 11/08/24 .. 5,921 5,865
L1989270.UP.FTS.B, 6.75%, 11/08/24 .... 4,651 4,607
L1995781.UP.FTS.B, 7.12%, 11/08/24 .... 29,304 29,003
L1991938.UP.FTS.B, 7.13%, 11/08/24 .... 7,036 6,970
L1997129.UP.FTS.B, 7.49%, 11/08/24 .... 5,024 4,977
L1995628.UP.FTS.B, 8.15%, 11/08/24 .... 2,093 2,073
L1996179.UP.FTS.B, 8.33%, 11/08/24 .... 554 547
FW1989730.UP.FTS.B, 9.3%, 11/08/24 ... 10,848 10,747
L1989289.UP.FTS.B, 9.6%, 11/08/24 ..... 2,757 2,730
FW1988815.UP.FTS.B, 10.61%, 11/08/24 . 1,091 1,081
L1990488.UP.FTS.B, 10.69%, 11/08/24 ... 10,183 10,085
L1990483.UP.FTS.B, 10.71%, 11/08/24 ... 725 718
L1989128.UP.FTS.B, 11.31%, 11/08/24 ... 1,823 1,805
L1997576.UP.FTS.B, 11.59%, 11/08/24 ... 730 723
L1991664.UP.FTS.B, 13.31%, 11/08/24 ... 4,763 2,790
L1996783.UP.FTS.B, 13.88%, 11/08/24 ... 1,572 422
L1989930.UP.FTS.B, 13.94%, 11/08/24 ... 1,599 1,580
L1990855.UP.FTS.B, 13.97%, 11/08/24 ... 1,305 736
L1998240.UP.FTS.B, 14.07%, 11/08/24 ... 13,272 13,128
L1991934.UP.FTS.B, 14.49%, 11/08/24 ... 3,324 3,292
L1999740.UP.FTS.B, 14.54%, 11/08/24 ... 5,884 5,820
FW1989018.UP.FTS.B, 14.66%, 11/08/24 . 6,652 6,580
L1996950.UP.FTS.B, 14.91%, 11/08/24 ... 3,696 3,661
FW1999553.UP.FTS.B, 14.97%, 11/08/24 . 740 732
L1990825.UP.FTS.B, 15.23%, 11/08/24 ... 2,963 2,931
FW1991866.UP.FTS.B, 15.28%, 11/08/24 . 5,557 5,497
L1999541.UP.FTS.B, 15.36%, 11/08/24 ... 741 733
L1989094.UP.FTS.B, 15.37%, 11/08/24 ... 889 880
L1999521.UP.FTS.B, 15.41%, 11/08/24 ... 3,336 3,300
L1992799.UP.FTS.B, 15.97%, 11/08/24 ... 3,714 3,674
FW1997339.UP.FTS.B, 15.98%, 11/08/24 . 4,086 4,042
L1994442.UP.FTS.B, 16.18%, 11/08/24 ... 1,487 1,471
L1969331.UP.FTS.B, 16.28%, 11/08/24 ... 744 736
L1993658.UP.FTS.B, 16.43%, 11/08/24 ... 7,018 6,930
L1991018.UP.FTS.B, 17.05%, 11/08/24 ... 1,865 1,845
FW1988077.UP.FTS.B, 17.51%, 11/08/24 . 2,251 2,222
L1987185.UP.FTS.B, 17.72%, 11/08/24 ... 1,403 1,388
FW1984213.UP.FTS.B, 18.47%, 11/08/24 . 2,250 2,226
FW1991976.UP.FTS.B, 18.69%, 11/08/24 . 3,153 3,119
L1998424.UP.FTS.B, 19%, 11/08/24 ..... 3,833 3,792
L1990206.UP.FTS.B, 19.65%, 11/08/24 ... 2,767 2,727
L1995937.UP.FTS.B, 19.73%, 11/08/24 ... 9,868 9,743
L1989611.UP.FTS.B, 20.18%, 11/08/24 ... 895 65
FW1998538.UP.FTS.B, 20.31%, 11/08/24 . 3,739 3,678
L1991260.UP.FTS.B, 20.4%, 11/08/24 .... 12,374 12,157
L1997353.UP.FTS.B, 20.62%, 11/08/24 ... 756 748
L2000015.UP.FTS.B, 20.73%, 11/08/24 ... 784 456
L1999186.UP.FTS.B, 20.9%, 11/08/24 .... 2,649 2,606
L1996884.UP.FTS.B, 21.44%, 11/08/24 ... 9,390 5,457
L1991768.UP.FTS.B, 21.66%, 11/08/24 ... 2,353 2,315
L1992210.UP.FTS.B, 21.73%, 11/08/24 ... 2,001 1,970
L1999124.UP.FTS.B, 21.96%, 11/08/24 ... 1,508 1,484
L1993163.UP.FTS.B, 22.06%, 11/08/24 ... 3,026 2,977
L1990534.UP.FTS.B, 22.07%, 11/08/24 ... 7,601 7,480
FW1997760.UP.FTS.B, 22.3%, 11/08/24 .. 6,077 5,979
FW1989573.UP.FTS.B, 22.36%, 11/08/24 . 1,142 1,123
L1994045.UP.FTS.B, 22.76%, 11/08/24 ... 2,058 2,025

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1991109.UP.FTS.B, 23.32%, 11/08/24 . $ 3,818 $ 3,757
L1994247.UP.FTS.B, 23.34%, 11/08/24 ... 1,629 1,599
L1992601.UP.FTS.B, 23.37%, 11/08/24 ... 931 915
L1992157.UP.FTS.B, 23.42%, 11/08/24 ... 5,167 368
L1995328.UP.FTS.B, 23.72%, 11/08/24 ... 3,827 3,758
FW1992676.UP.FTS.B, 24.35%, 11/08/24 . 2,288 2,251
FW1998906.UP.FTS.B, 25.05%, 11/08/24 . 2,879 2,828
FW1990565.UP.FTS.B, 26.42%, 11/08/24 . 2,085 2,051
FW1999321.UP.FTS.B, 26.61%, 11/08/24 . 3,478 3,422
FW1993106.UP.FTS.B, 27.22%, 11/08/24 . 2,426 1,466
FW1990425.UP.FTS.B, 27.28%, 11/08/24 . 3,867 3,806
FW1998626.UP.FTS.B, 27.42%, 11/08/24 . 2,345 2,304
FW1990874.UP.FTS.B, 27.43%, 11/08/24 . 2,000 1,968
FW1997204.UP.FTS.B, 28.06%, 11/08/24 . 3,858 3,795
FW1999593.UP.FTS.B, 28.28%, 11/08/24 . 1,554 1,529
FW1998388.UP.FTS.B, 28.53%, 11/08/24 . 1,151 328
FW1999260.UP.FTS.B, 28.83%, 11/08/24 . 7,882 7,745
FW1996177.UP.FTS.B, 29.18%, 11/08/24 . 2,005 1,200
FW1994083.UP.FTS.B, 29.21%, 11/08/24 . 9,124 1,307
L2074995.UP.FTS.B, 6.25%, 11/18/24 .... 3,617 3,409
L2075196.UP.FTS.B, 6.5%, 11/18/24 ..... 1,072 1,063
L2071075.UP.FTS.B, 6.65%, 11/18/24 .... 6,837 6,777
L2067255.UP.FTS.B, 7.27%, 11/18/24 .... 9,661 9,113
L2074894.UP.FTS.B, 7.38%, 11/18/24 .... 9,326 9,248
FW2060208.UP.FTS.B, 8.38%, 11/18/24 .. 4,321 4,287
L2074717.UP.FTS.B, 9.11%, 11/18/24 .... 5,781 5,736
L2074300.UP.FTS.B, 9.14%, 11/18/24 .... 15,731 14,831
L2071958.UP.FTS.B, 10.19%, 11/18/24 ... 3,266 3,241
L2073503.UP.FTS.B, 10.22%, 11/18/24 ... 2,256 2,128
L2042230.UP.FTS.B, 10.36%, 11/18/24 ... 872 865
L2069761.UP.FTS.B, 11.37%, 11/18/24 ... 1,039 1,030
L2073296.UP.FTS.B, 11.88%, 11/18/24 ... 6,724 6,674
L2074825.UP.FTS.B, 11.88%, 11/18/24 ... 1,316 1,306
L2069517.UP.FTS.B, 12.06%, 11/18/24 ... 7,314 7,260
L2070468.UP.FTS.B, 13.05%, 11/18/24 ... 4,406 4,374
L2069667.UP.FTS.B, 13.87%, 11/18/24 ... 864 63
L2071334.UP.FTS.B, 13.96%, 11/18/24 ... 2,211 2,195
L2072070.UP.FTS.B, 14.5%, 11/18/24 .... 2,589 2,564
FW2074290.UP.FTS.B, 14.55%, 11/18/24 . 1,097 1,088
L2074624.UP.FTS.B, 14.71%, 11/18/24 ... 2,218 2,201
L2071744.UP.FTS.B, 15.58%, 11/18/24 ... 7,046 6,993
L2071211.UP.FTS.B, 15.75%, 11/18/24 ... 4,082 4,051
L2070735.UP.FTS.B, 15.91%, 11/18/24 ... 8,168 8,107
L2069907.UP.FTS.B, 16.18%, 11/18/24 ... 3,271 3,247
L2070764.UP.FTS.B, 16.31%, 11/18/24 ... 1,861 1,842
L2070361.UP.FTS.B, 16.86%, 11/18/24 ... 5,964 5,919
L2071251.UP.FTS.B, 17.57%, 11/18/24 ... 747 742
L2043746.UP.FTS.B, 18%, 11/18/24 ..... 4,492 4,459
L2073793.UP.FTS.B, 18.13%, 11/18/24 ... 4,494 4,461
L2075163.UP.FTS.B, 19.13%, 11/18/24 ... 4,130 4,099
L2070689.UP.FTS.B, 19.39%, 11/18/24 ... 7,526 7,471
FW2072221.UP.FTS.B, 19.4%, 11/18/24 .. 5,269 5,230
L2072986.UP.FTS.B, 19.5%, 11/18/24 .... 6,945 6,878
L2075012.UP.FTS.B, 19.96%, 11/18/24 ... 5,450 5,148
L2074218.UP.FTS.B, 20.01%, 11/18/24 ... 1,549 66
L2074866.UP.FTS.B, 20.36%, 11/18/24 ... 831 825
L2074744.UP.FTS.B, 20.69%, 11/18/24 ... 4,538 4,505
L2070078.UP.FTS.B, 21.01%, 11/18/24 ... 1,875 1,771
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2070210.UP.FTS.B, 21.14%, 11/18/24 . $ 11,364 $ 11,231
L2069989.UP.FTS.B, 21.94%, 11/18/24 ... 6,458 6,383
FW2074575.UP.FTS.B, 21.98%, 11/18/24 . 3,799 3,755
L2075360.UP.FTS.B, 22.53%, 11/18/24 ... 761 756
L2075201.UP.FTS.B, 22.55%, 11/18/24 ... 2,770 2,618
L2074324.UP.FTS.B, 22.74%, 11/18/24 ... 1,524 1,507
FW2074886.UP.FTS.B, 23.12%, 11/18/24 . 2,284 2,257
L2071339.UP.FTS.B, 23.22%, 11/18/24 ... 7,480 7,393
L2074321.UP.FTS.B, 23.4%, 11/18/24 .... 842 830
FW2074809.UP.FTS.B, 24.23%, 11/18/24 . 4,571 4,517
FW2074738.UP.FTS.B, 25.07%, 11/18/24 . 3,073 3,038
FW2071396.UP.FTS.B, 25.74%, 11/18/24 . 902 65
FW2073266.UP.FTS.B, 25.94%, 11/18/24 . 6,007 5,669
FW2072771.UP.FTS.B, 26.31%, 11/18/24 . 770 761
FW2073854.UP.FTS.B, 26.37%, 11/18/24 . 5,165 52
FW2074885.UP.FTS.B, 26.84%, 11/18/24 . 2,319 2,293
FW2073544.UP.FTS.B, 26.86%, 11/18/24 . 1,546 1,529
FW2074174.UP.FTS.B, 27.6%, 11/18/24 .. 930 920
FW2074893.UP.FTS.B, 28.12%, 11/18/24 . 1,009 998
FW2074718.UP.FTS.B, 28.91%, 11/18/24 . 1,168 1,155
FW2074605.UP.FTS.B, 29%, 11/18/24 ... 3,351 3,309
FW2071181.UP.FTS.B, 29.1%, 11/18/24 .. 3,291 1
FW2074651.UP.FTS.B, 29.17%, 11/18/24 . 4,893 4,837
L2215514.UP.FTS.B, 6.51%, 12/09/24 .... 5,116 5,068
L2218454.UP.FTS.B, 6.62%, 12/09/24 .... 2,374 2,352
L2198786.UP.FTS.B, 7.35%, 12/09/24 .... 5,197 5,149
L2218367.UP.FTS.B, 9.23%, 12/09/24 .... 749 742
L2216870.UP.FTS.B, 10.32%, 12/09/24 ... 3,385 3,354
FW2216772.UP.FTS.B, 10.45%, 12/09/24 . 1,882 1,865
FW2214645.UP.FTS.B, 11.71%, 12/09/24 . 3,909 2,197
L2215668.UP.FTS.B, 11.82%, 12/09/24 ... 8,318 8,239
L2218473.UP.FTS.B, 11.83%, 12/09/24 ... 6,490 395
L2218057.UP.FTS.B, 12.68%, 12/09/24 ... 3,339 3,308
L2218119.UP.FTS.B, 12.83%, 12/09/24 ... 1,139 1,128
FW2217503.UP.FTS.B, 13.59%, 12/09/24 . 1,671 233
L2217057.UP.FTS.B, 13.87%, 12/09/24 ... 789 444
L2214428.UP.FTS.B, 14.33%, 12/09/24 ... 2,926 2,889
L2215847.UP.FTS.B, 15.81%, 12/09/24 ... 9,215 9,091
L2216051.UP.FTS.B, 16.31%, 12/09/24 ... 4,608 4,555
FW2215766.UP.FTS.B, 16.39%, 12/09/24 . 3,215 163
L2216899.UP.FTS.B, 16.51%, 12/09/24 ... 2,297 2,270
L2215377.UP.FTS.B, 17.32%, 12/09/24 ... 772 761
L2217408.UP.FTS.B, 17.74%, 12/09/24 ... 1,159 1,146
L2215765.UP.FTS.B, 17.77%, 12/09/24 ... 1,700 1,681
L2215619.UP.FTS.B, 17.97%, 12/09/24 ... 1,692 464
FW2215617.UP.FTS.B, 17.98%, 12/09/24 . 2,320 2,294
L2217273.UP.FTS.B, 18.07%, 12/09/24 ... 1,557 1,536
FW2217838.UP.FTS.B, 18.43%, 12/09/24 . 16,177 9,430
L2216494.UP.FTS.B, 18.54%, 12/09/24 ... 11,239 11,090
L2215156.UP.FTS.B, 18.88%, 12/09/24 ... 5,508 5,447
FW2214152.UP.FTS.B, 19.21%, 12/09/24 . 2,728 2,692
L2215879.UP.FTS.B, 21.14%, 12/09/24 ... 3,373 3,315
L2214850.UP.FTS.B, 21.36%, 12/09/24 ... 2,049 2,009
L2214773.UP.FTS.B, 21.94%, 12/09/24 ... 2,587 2,545
L2214203.UP.FTS.B, 22.16%, 12/09/24 ... 6,276 6,175
L2215694.UP.FTS.B, 22.23%, 12/09/24 ... 4,708 4,632
L2214186.UP.FTS.B, 22.58%, 12/09/24 ... 2,673 2,626
L2217794.UP.FTS.B, 22.85%, 12/09/24 ... 1,572 1,555

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2217826.UP.FTS.B, 23.12%, 12/09/24 ... $ 3,148 $ 3,097
L2217187.UP.FTS.B, 23.26%, 12/09/24 ... 2,756 2,711
FW2194665.UP.FTS.B, 23.32%, 12/09/24 . 943 927
L2217957.UP.FTS.B, 24.82%, 12/09/24 ... 3,300 3,244
FW2214145.UP.FTS.B, 25.06%, 12/09/24 . 4,504 323
FW2214522.UP.FTS.B, 26.52%, 12/09/24 . 4,941 2,966
FW2204545.UP.FTS.B, 27.62%, 12/09/24 . 1,611 963
FW2214711.UP.FTS.B, 30.81%, 12/09/24 . 4,485 315
L2219730.UP.FTS.B, 6.81%, 12/10/24 .... 7,423 7,354
L2218938.UP.FTS.B, 7.83%, 12/10/24 .... 5,589 5,538
L2221277.UP.FTS.B, 9.11%, 12/10/24 .... 7,489 7,421
L2220268.UP.FTS.B, 10.33%, 12/10/24 ... 3,762 3,728
L2220173.UP.FTS.B, 10.59%, 12/10/24 ... 1,496 1,483
L2220491.UP.FTS.B, 10.62%, 12/10/24 ... 753 746
L2221024.UP.FTS.B, 11.5%, 12/10/24 .... 3,249 3,219
FW2222089.UP.FTS.B, 11.88%, 12/10/24 . 3,911 2,199
L2220175.UP.FTS.B, 12.44%, 12/10/24 ... 3,033 3,005
FW2221592.UP.FTS.B, 12.68%, 12/10/24 . 3,628 3,592
L2218889.UP.FTS.B, 13.59%, 12/10/24 ... 4,749 2,674
L2219468.UP.FTS.B, 14.29%, 12/10/24 ... 4,277 381
FW2219110.UP.FTS.B, 14.72%, 12/10/24 . 5,734 5,682
FW2219902.UP.FTS.B, 15.07%, 12/10/24 . 11,483 11,355
FW2220289.UP.FTS.B, 15.19%, 12/10/24 . 6,326 6,250
L2219054.UP.FTS.B, 16.23%, 12/10/24 ... 4,228 4,181
L2221405.UP.FTS.B, 16.42%, 12/10/24 ... 4,513 4,459
FW2220767.UP.FTS.B, 16.93%, 12/10/24 . 2,697 2,667
L2219716.UP.FTS.B, 17.42%, 12/10/24 ... 4,598 4,546
FW2222355.UP.FTS.B, 17.64%, 12/10/24 . 6,953 6,876
L2222176.UP.FTS.B, 17.82%, 12/10/24 ... 2,319 2,294
L2211402.UP.FTS.B, 18.17%, 12/10/24 ... 2,322 2,296
L2220914.UP.FTS.B, 18.55%, 12/10/24 ... 1,218 333
FW2219362.UP.FTS.B, 18.87%, 12/10/24 . 3,491 3,453
L2221644.UP.FTS.B, 19.1%, 12/10/24 .... 3,882 3,840
L2220492.UP.FTS.B, 19.4%, 12/10/24 .... 4,319 618
L2220530.UP.FTS.B, 19.78%, 12/10/24 ... 2,342 2,301
L2222285.UP.FTS.B, 19.82%, 12/10/24 ... 744 734
L2217930.UP.FTS.B, 20.56%, 12/10/24 ... 2,341 2,316
L2222110.UP.FTS.B, 20.56%, 12/10/24 ... 2,324 2,299
L2219790.UP.FTS.B, 20.59%, 12/10/24 ... 3,902 3,860
FW2218657.UP.FTS.B, 21.6%, 12/10/24 .. 4,032 3,979
FW2220220.UP.FTS.B, 21.76%, 12/10/24 . 2,742 2,699
L2221774.UP.FTS.B, 21.93%, 12/10/24 ... 7,844 7,744
FW2219561.UP.FTS.B, 22.18%, 12/10/24 . 1,961 1,940
L2221302.UP.FTS.B, 22.2%, 12/10/24 .... 5,545 5,477
FW2220602.UP.FTS.B, 22.35%, 12/10/24 . 4,082 4,018
L2221286.UP.FTS.B, 22.62%, 12/10/24 ... 4,687 4,612
L2219681.UP.FTS.B, 23.2%, 12/10/24 .... 852 839
L2219861.UP.FTS.B, 23.85%, 12/10/24 ... 4,418 4,348
L2222560.UP.FTS.B, 24.11%, 12/10/24 ... 2,752 31
L2219041.UP.FTS.B, 24.61%, 12/10/24 ... 7,908 7,784
FW2221624.UP.FTS.B, 24.89%, 12/10/24 . 774 759
FW2215089.UP.FTS.B, 25.18%, 12/10/24 . 11,884 11,699
FW2220957.UP.FTS.B, 25.57%, 12/10/24 . 22,617 1,631
FW2221043.UP.FTS.B, 26.33%, 12/10/24 . 4,769 4,694
FW2219297.UP.FTS.B, 29.16%, 12/10/24 . 2,442 708
L1615117.UP.FTS.B, 19.17%, 1/24/25 .... 1,508 1,492
L1614295.UP.FTS.B, 24.71%, 1/24/25 .... 2,034 309
FW1615843.UP.FTS.B, 29.08%, 1/24/25 .. 884 873
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1617954.UP.FTS.B, 30.19%, 1/24/25 .. $ 1,813 $ 1,792
L1617985.UP.FTS.B, 24.68%, 1/25/25 .... 2,796 200
L1705649.UP.FTS.B, 12.52%, 2/13/25 .... 4,581 2,562
L1706431.UP.FTS.B, 14.35%, 2/13/25 .... 2,806 766
L1706603.UP.FTS.B, 17.88%, 2/13/25 .... 1,811 1,789
FW1705430.UP.FTS.B, 26.41%, 2/13/25 .. 2,713 1,628
FW1706392.UP.FTS.B, 28.7%, 2/13/25 ... 6,397 6,277
L1876344.UP.FTS.B, 21.57%, 3/19/25 .... 2,572 2,528
L1881360.UP.FTS.B, 22.2%, 3/19/25 .... 4,154 3,907
FW1876639.UP.FTS.B, 25.42%, 3/19/25 .. 1,216 1,209
FW1878061.UP.FTS.B, 25.84%, 3/19/25 .. 6,756 6,353
FW1880807.UP.FTS.B, 27.59%, 3/19/25 .. 4,101 4,037
L1996568.UP.FTS.B, 13.69%, 4/08/25 .... 3,421 3,386
FW1996652.UP.FTS.B, 20.84%, 4/08/25 .. 1,136 1,121
L1989183.UP.FTS.B, 20.95%, 4/08/25 .... 11,266 11,092
L1992850.UP.FTS.B, 21.32%, 4/08/25 .... 8,257 8,088
FW1999367.UP.FTS.B, 26.01%, 4/08/25 .. 1,752 1,718
FW1988830.UP.FTS.B, 27.97%, 4/08/25 .. 4,437 318
L2074442.UP.FTS.B, 9.61%, 4/18/25 .... 3,205 3,175
L1959123.UP.FTS.B, 23.14%, 4/18/25 .... 3,462 3,432
FW2071617.UP.FTS.B, 24.28%, 4/18/25 .. 8,548 8,416
FW2072495.UP.FTS.B, 28.04%, 4/18/25 .. 2,419 2,276
FW2074154.UP.FTS.B, 28.72%, 4/18/25 .. 953 940
L2218347.UP.FTS.B, 8.96%, 5/09/25 .... 4,468 4,429
FW2216954.UP.FTS.B, 19.2%, 5/09/25 ... 5,213 5,137
FW2214394.UP.FTS.B, 19.36%, 5/09/25 .. 799 786
L2215113.UP.FTS.B, 19.57%, 5/09/25 .... 3,653 3,605
L2215391.UP.FTS.B, 24.53%, 5/09/25 .... 10,263 10,096
FW2222423.UP.FTS.B, 16.87%, 5/10/25 .. 12,738 12,558
L2220009.UP.FTS.B, 18.38%, 5/10/25 .... 2,214 2,186
FW2221895.UP.FTS.B, 22.51%, 5/10/25 .. 4,761 4,679
FW2219263.UP.FTS.B, 25.61%, 5/10/25 .. 5,157 5,059
FW2220132.UP.FTS.B, 25.62%, 5/10/25 .. 2,643 2,596
FW2219260.UP.FTS.B, 28.47%, 5/10/25 .. 3,179 915
FW1617191.UP.FTS.B, 30.37%, 6/24/25 .. 1,151 1,090
FW1601279.UP.FTS.B, 28.41%, 6/25/25 .. 1,468 1,453
L1707019.UP.FTS.B, 22.94%, 7/13/25 .... 7,770 7,645
L1991908.UP.FTS.B, 22.22%, 9/08/25 .... 6,084 881
L2214629.UP.FTS.B, 23.78%, 10/09/25 ... 4,862 4,776
L1410769.UP.FTS.B, 17.3%, 7/09/26 .... 3,727 3,669
L1410682.UP.FTS.B, 18.43%, 7/09/26 .... 7,492 7,375
L1410871.UP.FTS.B, 19.36%, 7/09/26 .... 3,329 3,277
L1406959.UP.FTS.B, 19.7%, 7/09/26 .... 2,169 2,135
L1410905.UP.FTS.B, 21.33%, 7/09/26 .... 10,433 753
L1410134.UP.FTS.B, 22.14%, 7/09/26 .... 4,755 2,806
L1410812.UP.FTS.B, 23.09%, 7/09/26 .... 8,018 7,952
L1410647.UP.FTS.B, 25.18%, 7/09/26 .... 4,356 2,575
L1410835.UP.FTS.B, 25.62%, 7/09/26 .... 3,632 258
FW1410806.UP.FTS.B, 26.55%, 7/09/26 .. 1,867 1,856
FW1410803.UP.FTS.B, 28.82%, 7/09/26 .. 5,542 5,503
FW1410862.UP.FTS.B, 30.65%, 7/09/26 .. 1,829 1,817
L1612483.UP.FTS.B, 6.75%, 8/23/26 .... 7,959 7,914
L1612245.UP.FTS.B, 7.13%, 8/23/26 .... 3,821 3,800
L1612759.UP.FTS.B, 7.7%, 8/23/26 ..... 4,399 4,367
L1613034.UP.FTS.B, 10.28%, 8/23/26 .... 24,100 23,898
L1613031.UP.FTS.B, 10.95%, 8/23/26 .... 15,575 15,438
L1613160.UP.FTS.B, 11.35%, 8/23/26 .... 24,945 23,460
L1612342.UP.FTS.B, 11.46%, 8/23/26 .... 40,745 40,392

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1612983.UP.FTS.B, 11.8%, 8/23/26 ..... $ 43,119 $ 11,054
L1612198.UP.FTS.B, 11.94%, 8/23/26 .... 10,577 10,490
FW1612119.UP.FTS.B, 13.33%, 8/23/26 .. 16,774 15,777
L1606587.UP.FTS.B, 14.39%, 8/23/26 .... 41,281 40,952
L1612751.UP.FTS.B, 14.6%, 8/23/26 .... 12,405 12,267
FW1612446.UP.FTS.B, 14.89%, 8/23/26 .. 3,054 3,029
L1612460.UP.FTS.B, 14.95%, 8/23/26 .... 12,425 12,287
L1611811.UP.FTS.B, 15.17%, 8/23/26 .... 16,860 15,869
FW1611006.UP.FTS.B, 15.64%, 8/23/26 .. 17,432 17,289
L1611958.UP.FTS.B, 16.45%, 8/23/26 .... 9,354 9,244
L1613087.UP.FTS.B, 17.25%, 8/23/26 .... 6,690 6,610
L1613097.UP.FTS.B, 17.66%, 8/23/26 .... 652 643
L1613141.UP.FTS.B, 18.36%, 8/23/26 .... 5,045 4,979
L1612462.UP.FTS.B, 18.65%, 8/23/26 .... 8,300 8,195
L1611722.UP.FTS.B, 19.13%, 8/23/26 .... 6,749 6,660
FW1613143.UP.FTS.B, 19.39%, 8/23/26 .. 16,889 16,667
L1612696.UP.FTS.B, 19.76%, 8/23/26 .... 9,304 9,262
L1612946.UP.FTS.B, 20.18%, 8/23/26 .... 29,651 29,567
L1611808.UP.FTS.B, 20.24%, 8/23/26 .... 8,474 8,436
L1611110.UP.FTS.B, 20.52%, 8/23/26 .... 15,271 15,203
L1611787.UP.FTS.B, 20.92%, 8/23/26 .... 12,747 12,690
FW1613287.UP.FTS.B, 21.05%, 8/23/26 .. 2,550 2,543
L1611961.UP.FTS.B, 21.45%, 8/23/26 .... 4,684 4,663
L1611980.UP.FTS.B, 21.62%, 8/23/26 .... 3,409 3,394
L1611864.UP.FTS.B, 21.84%, 8/23/26 .... 6,442 466
L1612389.UP.FTS.B, 21.85%, 8/23/26 .... 5,450 5,385
L1612410.UP.FTS.B, 21.86%, 8/23/26 .... 4,153 4,099
L1606808.UP.FTS.B, 22.21%, 8/23/26 .... 14,216 2,176
L1611337.UP.FTS.B, 22.25%, 8/23/26 .... 16,060 15,989
FW1607221.UP.FTS.B, 22.53%, 8/23/26 .. 21,025 20,951
FW1612398.UP.FTS.B, 22.84%, 8/23/26 .. 8,603 8,190
L1612489.UP.FTS.B, 23.23%, 8/23/26 .... 3,635 3,459
FW1613265.UP.FTS.B, 23.28%, 8/23/26 .. 5,147 5,124
L1612356.UP.FTS.B, 23.75%, 8/23/26 .... 34,478 32,769
L1612268.UP.FTS.B, 24.09%, 8/23/26 .... 683 650
FW1612756.UP.FTS.B, 24.22%, 8/23/26 .. 6,132 1,795
L1612158.UP.FTS.B, 24.51%, 8/23/26 .... 15,083 15,017
L1612902.UP.FTS.B, 24.91%, 8/23/26 .... 12,828 12,785
L1605896.UP.FTS.B, 25.03%, 8/23/26 .... 26,457 25,162
L1612867.UP.FTS.B, 25.04%, 8/23/26 .... 1,554 1,548
L1611991.UP.FTS.B, 25.15%, 8/23/26 .... 2,277 2,264
L1613022.UP.FTS.B, 25.17%, 8/23/26 .... 5,177 5,163
L1612115.UP.FTS.B, 25.2%, 8/23/26 ..... 1,037 1,032
L1612430.UP.FTS.B, 25.3%, 8/23/26 .... 951 947
L1610778.UP.FTS.B, 25.4%, 8/23/26 .... 3,672 3,659
L1613013.UP.FTS.B, 25.41%, 8/23/26 .... 1,728 1,724
L1612935.UP.FTS.B, 25.45%, 8/23/26 .... 1,470 1,464
L1612475.UP.FTS.B, 25.7%, 8/23/26 .... 1,159 1,153
L1612818.UP.FTS.B, 26.11%, 8/23/26 .... 786 776
L1613041.UP.FTS.B, 26.53%, 8/23/26 .... 5,297 5,271
L1612612.UP.FTS.B, 26.83%, 8/23/26 .... 1,953 139
L1613033.UP.FTS.B, 26.95%, 8/23/26 .... 4,270 220
FW1612781.UP.FTS.B, 27.12%, 8/23/26 .. 8,856 8,423
FW1612416.UP.FTS.B, 27.52%, 8/23/26 .. 8,642 8,614
FW1612304.UP.FTS.B, 28.02%, 8/23/26 .. 5,248 5,226
FW1612359.UP.FTS.B, 28.35%, 8/23/26 .. 16,561 16,469
FW1611792.UP.FTS.B, 28.67%, 8/23/26 .. 6,131 6,106
FW1613232.UP.FTS.B, 29.47%, 8/23/26 .. 1,110 77
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1612593.UP.FTS.B, 29.96%, 8/23/26 .. $ 22,843 $ 22,746
FW1613053.UP.FTS.B, 30.42%, 8/23/26 .. 760 752
FW1612948.UP.FTS.B, 30.7%, 8/23/26 ... 8,808 8,771
FW1598463.UP.FTS.B, 30.71%, 8/23/26 .. 13,211 13,155
FW1612884.UP.FTS.B, 30.9%, 8/23/26 ... 2,642 2,629
FW1610809.UP.FTS.B, 31.14%, 8/23/26 .. 2,460 2,449
FW1613237.UP.FTS.B, 31.25%, 8/23/26 .. 11,626 817
FW1611607.UP.FTS.B, 31.84%, 8/23/26 .. 2,759 2,748
FW1612126.UP.FTS.B, 32.02%, 8/23/26 .. 4,136 4,112
FW1612221.UP.FTS.B, 33.09%, 8/23/26 .. 7,456 7,425
L1613929.UP.FTS.B, 6.38%, 8/24/26 .... 11,914 11,849
L1616813.UP.FTS.B, 7.47%, 8/24/26 .... 3,994 3,972
L1614711.UP.FTS.B, 8.06%, 8/24/26 ..... 4,226 573
L1613779.UP.FTS.B, 8.38%, 8/24/26 .... 11,240 11,160
L1617369.UP.FTS.B, 8.58%, 8/24/26 .... 13,062 12,973
L1614080.UP.FTS.B, 9.53%, 8/24/26 .... 2,459 2,312
FW1618242.UP.FTS.B, 10.05%, 8/24/26 .. 12,140 12,059
L1616604.UP.FTS.B, 10.09%, 8/24/26 .... 11,738 11,637
L1613335.UP.FTS.B, 10.66%, 8/24/26 .... 1,218 1,209
L1618136.UP.FTS.B, 10.88%, 8/24/26 .... 4,063 4,029
L1616625.UP.FTS.B, 11.18%, 8/24/26 .... 11,395 11,297
L1615613.UP.FTS.B, 11.71%, 8/24/26 .... 5,222 5,180
L1614345.UP.FTS.B, 12.28%, 8/24/26 .... 3,260 3,234
L1614068.UP.FTS.B, 12.29%, 8/24/26 .... 11,404 11,301
L1617085.UP.FTS.B, 12.5%, 8/24/26 .... 10,481 10,395
L1613877.UP.FTS.B, 13.09%, 8/24/26 .... 12,318 12,221
L1613838.UP.FTS.B, 13.27%, 8/24/26 .... 819 812
L1615725.UP.FTS.B, 13.27%, 8/24/26 .... 4,438 4,404
L1617795.UP.FTS.B, 13.57%, 8/24/26 .... 20,578 20,405
L1614941.UP.FTS.B, 13.72%, 8/24/26 .... 8,125 8,059
L1616432.UP.FTS.B, 13.96%, 8/24/26 .... 14,845 14,721
L1614273.UP.FTS.B, 14.09%, 8/24/26 .... 9,078 9,002
FW1615867.UP.FTS.B, 14.28%, 8/24/26 .. 7,408 7,349
FW1614076.UP.FTS.B, 14.66%, 8/24/26 .. 8,239 8,174
L1615205.UP.FTS.B, 15.01%, 8/24/26 .... 453 125
L1615692.UP.FTS.B, 15.67%, 8/24/26 .... 5,886 5,539
L1617268.UP.FTS.B, 15.74%, 8/24/26 .... 2,074 2,058
L1617016.UP.FTS.B, 15.82%, 8/24/26 .... 14,469 14,312
L1618223.UP.FTS.B, 16.48%, 8/24/26 .... 9,716 423
L1616977.UP.FTS.B, 16.49%, 8/24/26 .... 2,465 2,439
L1614363.UP.FTS.B, 16.55%, 8/24/26 .... 6,337 460
L1617004.UP.FTS.B, 16.62%, 8/24/26 .... 5,007 4,953
L1613683.UP.FTS.B, 16.65%, 8/24/26 .... 5,403 5,349
FW1613769.UP.FTS.B, 16.69%, 8/24/26 .. 4,170 4,121
L1614266.UP.FTS.B, 16.7%, 8/24/26 .... 2,588 2,560
L1616581.UP.FTS.B, 16.94%, 8/24/26 .... 2,495 2,470
L1614751.UP.FTS.B, 17.63%, 8/24/26 .... 12,573 12,411
L1618185.UP.FTS.B, 18.18%, 8/24/26 .... 10,081 9,983
FW1615973.UP.FTS.B, 18.52%, 8/24/26 .. 19,585 805
L1614375.UP.FTS.B, 18.88%, 8/24/26 .... 6,741 6,655
L1616929.UP.FTS.B, 19.05%, 8/24/26 .... 8,433 8,324
L1617080.UP.FTS.B, 19.1%, 8/24/26 .... 5,904 5,841
L1613574.UP.FTS.B, 19.14%, 8/24/26 .... 2,531 2,501
L1617202.UP.FTS.B, 19.24%, 8/24/26 .... 2,532 2,505
L1618259.UP.FTS.B, 19.27%, 8/24/26 .... 6,752 6,724
L1613957.UP.FTS.B, 19.33%, 8/24/26 .... 9,286 9,178
L1617047.UP.FTS.B, 19.37%, 8/24/26 .... 3,090 2,938
L1616477.UP.FTS.B, 19.45%, 8/24/26 .... 5,068 5,003

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1597028.UP.FTS.B, 19.71%, 8/24/26 .... $ 4,492 $ 676
L1614886.UP.FTS.B, 19.82%, 8/24/26 .... 9,474 9,382
L1617537.UP.FTS.B, 20.26%, 8/24/26 .... 3,136 3,095
L1616760.UP.FTS.B, 20.32%, 8/24/26 .... 7,409 2,152
L1600527.UP.FTS.B, 20.35%, 8/24/26 .... 8,246 7,765
L1613477.UP.FTS.B, 20.77%, 8/24/26 .... 3,530 529
FW1617124.UP.FTS.B, 21.09%, 8/24/26 .. 24,847 23,626
L1613128.UP.FTS.B, 21.09%, 8/24/26 .... 42,517 41,975
L1614925.UP.FTS.B, 21.15%, 8/24/26 .... 820 817
FW1617037.UP.FTS.B, 21.16%, 8/24/26 .. 8,477 8,454
L1617008.UP.FTS.B, 21.28%, 8/24/26 .... 2,724 2,713
FW1617548.UP.FTS.B, 21.5%, 8/24/26 ... 4,088 4,072
L1615113.UP.FTS.B, 21.5%, 8/24/26 ..... 2,813 2,802
FW1616680.UP.FTS.B, 21.59%, 8/24/26 .. 10,225 10,094
FW1615331.UP.FTS.B, 21.76%, 8/24/26 .. 20,448 20,360
FW1616224.UP.FTS.B, 21.78%, 8/24/26 .. 1,176 1,169
L1616494.UP.FTS.B, 21.88%, 8/24/26 .... 8,405 8,382
L1615740.UP.FTS.B, 22.58%, 8/24/26 .... 3,422 3,408
L1617797.UP.FTS.B, 22.65%, 8/24/26 .... 28,235 28,120
L1614645.UP.FTS.B, 22.79%, 8/24/26 .... 2,740 2,728
L1613261.UP.FTS.B, 22.8%, 8/24/26 .... 2,911 2,899
L1615061.UP.FTS.B, 22.82%, 8/24/26 .... 2,742 196
L1617314.UP.FTS.B, 23.08%, 8/24/26 .... 2,128 2,122
FW1614723.UP.FTS.B, 23.32%, 8/24/26 .. 12,867 12,815
FW1614111.UP.FTS.B, 23.36%, 8/24/26 .. 10,295 10,270
L1617338.UP.FTS.B, 23.46%, 8/24/26 .... 2,146 2,137
L1617363.UP.FTS.B, 23.46%, 8/24/26 .... 6,807 6,739
FW1616273.UP.FTS.B, 23.5%, 8/24/26 ... 839 836
FW1617458.UP.FTS.B, 23.54%, 8/24/26 .. 9,810 1,508
L1615756.UP.FTS.B, 23.61%, 8/24/26 .... 8,588 8,554
L1607649.UP.FTS.B, 23.71%, 8/24/26 .... 1,289 1,272
FW1616613.UP.FTS.B, 23.91%, 8/24/26 .. 15,048 14,987
L1615616.UP.FTS.B, 23.96%, 8/24/26 .... 6,244 6,202
L1616072.UP.FTS.B, 24%, 8/24/26 ...... 5,362 5,339
L1614419.UP.FTS.B, 24.11%, 8/24/26 .... 856 853
L1615372.UP.FTS.B, 24.2%, 8/24/26 .... 11,190 11,145
L1617018.UP.FTS.B, 24.39%, 8/24/26 .... 4,724 339
L1614191.UP.FTS.B, 24.4%, 8/24/26 .... 3,595 3,481
L1599086.UP.FTS.B, 24.44%, 8/24/26 .... 6,843 6,823
L1617370.UP.FTS.B, 24.47%, 8/24/26 .... 9,392 9,363
FW1618156.UP.FTS.B, 24.82%, 8/24/26 .. 44,171 6,789
L1614289.UP.FTS.B, 24.87%, 8/24/26 .... 2,743 806
FW1613731.UP.FTS.B, 24.96%, 8/24/26 .. 16,400 16,334
FW1615802.UP.FTS.B, 24.99%, 8/24/26 .. 2,807 2,670
L1617884.UP.FTS.B, 24.99%, 8/24/26 .... 1,036 1,033
FW1616803.UP.FTS.B, 25.11%, 8/24/26 .. 4,319 4,301
L1617253.UP.FTS.B, 25.15%, 8/24/26 .... 12,093 12,045
FW1591289.UP.FTS.B, 25.18%, 8/24/26 .. 2,937 2,926
L1613599.UP.FTS.B, 25.21%, 8/24/26 .... 2,160 2,151
L1613633.UP.FTS.B, 25.23%, 8/24/26 .... 6,556 6,178
L1616132.UP.FTS.B, 25.25%, 8/24/26 .... 1,037 1,033
L1614745.UP.FTS.B, 25.32%, 8/24/26 .... 6,276 1,858
L1614834.UP.FTS.B, 25.32%, 8/24/26 .... 5,161 796
L1614231.UP.FTS.B, 25.4%, 8/24/26 .... 1,643 1,636
L1616175.UP.FTS.B, 25.43%, 8/24/26 .... 3,718 3,703
L1614943.UP.FTS.B, 25.57%, 8/24/26 .... 6,604 6,574
L1613168.UP.FTS.B, 25.62%, 8/24/26 .... 6,233 6,209
FW1616899.UP.FTS.B, 25.66%, 8/24/26 .. 2,403 2,389
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1618114.UP.FTS.B, 25.78%, 8/24/26 .. $ 2,771 $ 2,760
FW1615292.UP.FTS.B, 25.84%, 8/24/26 .. 9,074 2,682
L1613360.UP.FTS.B, 25.85%, 8/24/26 .... 4,650 329
L1617870.UP.FTS.B, 25.85%, 8/24/26 .... 18,488 5,434
FW1615728.UP.FTS.B, 25.9%, 8/24/26 ... 4,542 70
L1615232.UP.FTS.B, 25.93%, 8/24/26 .... 3,725 3,710
FW1613979.UP.FTS.B, 26.13%, 8/24/26 .. 833 829
L1616336.UP.FTS.B, 26.22%, 8/24/26 .... 5,283 5,125
FW1614557.UP.FTS.B, 26.33%, 8/24/26 .. 10,667 10,153
FW1615022.UP.FTS.B, 26.47%, 8/24/26 .. 5,208 5,188
L1617509.UP.FTS.B, 26.53%, 8/24/26 .... 5,316 5,058
FW1616218.UP.FTS.B, 26.77%, 8/24/26 .. 2,460 2,426
FW1615207.UP.FTS.B, 26.92%, 8/24/26 .. 2,175 2,166
FW1614643.UP.FTS.B, 27.02%, 8/24/26 .. 9,252 651
FW1614996.UP.FTS.B, 27.38%, 8/24/26 .. 13,677 143
FW1616600.UP.FTS.B, 27.4%, 8/24/26 ... 6,464 6,444
FW1617924.UP.FTS.B, 27.4%, 8/24/26 ... 6,967 6,940
FW1617995.UP.FTS.B, 27.41%, 8/24/26 .. 5,081 4,836
FW1614841.UP.FTS.B, 27.56%, 8/24/26 .. 2,527 2,517
FW1613197.UP.FTS.B, 28.07%, 8/24/26 .. 32,787 5,050
FW1583303.UP.FTS.B, 28.11%, 8/24/26 .. 16,668 168
FW1611723.UP.FTS.B, 28.21%, 8/24/26 .. 6,987 6,960
FW1613690.UP.FTS.B, 28.43%, 8/24/26 .. 4,371 4,354
FW1617241.UP.FTS.B, 28.98%, 8/24/26 .. 4,379 4,361
FW1613956.UP.FTS.B, 28.99%, 8/24/26 .. 1,756 1,750
FW1618115.UP.FTS.B, 29.51%, 8/24/26 .. 10,590 10,069
FW1614066.UP.FTS.B, 29.58%, 8/24/26 .. 4,858 4,842
FW1617403.UP.FTS.B, 29.66%, 8/24/26 .. 6,817 6,787
FW1617836.UP.FTS.B, 29.73%, 8/24/26 .. 3,512 3,498
FW1614632.UP.FTS.B, 29.76%, 8/24/26 .. 1,286 1,278
FW1613466.UP.FTS.B, 30.19%, 8/24/26 .. 1,317 1,314
FW1614078.UP.FTS.B, 30.3%, 8/24/26 ... 1,671 1,665
FW1613869.UP.FTS.B, 30.42%, 8/24/26 .. 1,144 1,140
FW1614135.UP.FTS.B, 30.54%, 8/24/26 .. 13,204 13,153
FW1615250.UP.FTS.B, 30.57%, 8/24/26 .. 1,691 1,683
FW1615073.UP.FTS.B, 30.97%, 8/24/26 .. 2,645 2,635
FW1617694.UP.FTS.B, 31%, 8/24/26 .... 1,755 272
FW1612909.UP.FTS.B, 31.01%, 8/24/26 .. 1,097 1,092
FW1617590.UP.FTS.B, 31.04%, 8/24/26 .. 2,205 2,196
FW1617603.UP.FTS.B, 31.1%, 8/24/26 ... 2,300 (5)
FW1615354.UP.FTS.B, 31.17%, 8/24/26 .. 11,512 10,952
FW1616948.UP.FTS.B, 31.18%, 8/24/26 .. 6,154 6,126
FW1616220.UP.FTS.B, 31.24%, 8/24/26 .. 4,255 4,240
FW1614673.UP.FTS.B, 31.31%, 8/24/26 .. 971 967
FW1617796.UP.FTS.B, 31.5%, 8/24/26 ... 3,091 3,079
FW1616936.UP.FTS.B, 31.7%, 8/24/26 ... 7,932 1,222
FW1615534.UP.FTS.B, 31.81%, 8/24/26 .. 4,099 (47)
FW1614110.UP.FTS.B, 32.03%, 8/24/26 .. 3,804 3,789
FW1616102.UP.FTS.B, 32.95%, 8/24/26 .. 4,082 4,066
L1621070.UP.FTS.B, 8.8%, 8/25/26 ..... 24,128 23,976
L1619126.UP.FTS.B, 9.43%, 8/25/26 .... 8,069 8,016
L1618202.UP.FTS.B, 10.07%, 8/25/26 .... 4,047 4,017
L1619514.UP.FTS.B, 10.85%, 8/25/26 .... 4,043 4,012
L1619565.UP.FTS.B, 11.35%, 8/25/26 .... 6,597 6,545
L1619757.UP.FTS.B, 12.57%, 8/25/26 .... 6,551 6,503
L1617914.UP.FTS.B, 12.61%, 8/25/26 .... 4,101 4,070
L1572047.UP.FTS.B, 12.99%, 8/25/26 .... 5,418 5,379
L1620282.UP.FTS.B, 13.89%, 8/25/26 .... 10,032 9,956

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1620912.UP.FTS.B, 14.91%, 8/25/26 .... $ 4,141 $ 4,110
L1620125.UP.FTS.B, 15.38%, 8/25/26 .... 830 822
L1619050.UP.FTS.B, 15.55%, 8/25/26 .... 3,327 3,294
FW1619311.UP.FTS.B, 16.02%, 8/25/26 .. 4,953 4,907
L1619343.UP.FTS.B, 16.69%, 8/25/26 .... 9,026 8,938
L1619826.UP.FTS.B, 16.95%, 8/25/26 .... 13,562 13,402
FW1619065.UP.FTS.B, 16.98%, 8/25/26 .. 20,897 20,691
L1619610.UP.FTS.B, 17.18%, 8/25/26 .... 4,165 4,120
L1620043.UP.FTS.B, 17.72%, 8/25/26 .... 2,642 2,623
L1618708.UP.FTS.B, 19.03%, 8/25/26 .... 16,792 16,678
FW1618685.UP.FTS.B, 19.7%, 8/25/26 ... 8,466 8,406
L1619055.UP.FTS.B, 19.81%, 8/25/26 .... 2,538 2,530
FW1618558.UP.FTS.B, 20.33%, 8/25/26 .. 4,765 4,707
L1618902.UP.FTS.B, 21.03%, 8/25/26 .... 4,752 4,741
L1618616.UP.FTS.B, 21.44%, 8/25/26 .... 8,516 8,492
L1615763.UP.FTS.B, 22.54%, 8/25/26 .... 2,701 74
L1618701.UP.FTS.B, 22.67%, 8/25/26 .... 2,604 2,593
FW1620348.UP.FTS.B, 22.68%, 8/25/26 .. 3,281 3,242
FW1619947.UP.FTS.B, 22.69%, 8/25/26 .. 1,711 1,687
L1620763.UP.FTS.B, 23.08%, 8/25/26 .... 4,628 4,616
L1620526.UP.FTS.B, 23.25%, 8/25/26 .... 1,715 1,711
L1618855.UP.FTS.B, 24.48%, 8/25/26 .... 2,461 175
L1619423.UP.FTS.B, 24.53%, 8/25/26 .... 3,004 3,000
L1619251.UP.FTS.B, 24.92%, 8/25/26 .... 1,899 1,897
L1619746.UP.FTS.B, 25.05%, 8/25/26 .... 5,526 5,512
L1621031.UP.FTS.B, 25.07%, 8/25/26 .... 5,181 5,168
L1620511.UP.FTS.B, 25.13%, 8/25/26 .... 1,488 1,482
L1616129.UP.FTS.B, 25.18%, 8/25/26 .... 580 572
L1618437.UP.FTS.B, 25.3%, 8/25/26 .... 8,987 8,959
L1619585.UP.FTS.B, 25.33%, 8/25/26 .... 6,310 6,294
L1603724.UP.FTS.B, 25.36%, 8/25/26 .... 1,210 1,207
L1601875.UP.FTS.B, 25.4%, 8/25/26 .... 7,241 2,139
L1618792.UP.FTS.B, 25.43%, 8/25/26 .... 2,940 2,932
L1619028.UP.FTS.B, 25.43%, 8/25/26 .... 6,831 6,814
FW1620759.UP.FTS.B, 25.44%, 8/25/26 .. 3,459 3,450
L1621068.UP.FTS.B, 25.46%, 8/25/26 .... 3,632 3,623
FW1617532.UP.FTS.B, 25.68%, 8/25/26 .. 2,596 2,590
L1619128.UP.FTS.B, 25.91%, 8/25/26 .... 8,965 634
L1620151.UP.FTS.B, 26.66%, 8/25/26 .... 13,778 13,740
FW1619681.UP.FTS.B, 27.38%, 8/25/26 .. 8,293 8,281
FW1620817.UP.FTS.B, 28.14%, 8/25/26 .. 2,751 193
FW1587758.UP.FTS.B, 28.29%, 8/25/26 .. 937 66
FW1615921.UP.FTS.B, 28.4%, 8/25/26 ... 15,905 15,868
FW1618777.UP.FTS.B, 29.12%, 8/25/26 .. 13,655 13,581
FW1619445.UP.FTS.B, 29.19%, 8/25/26 .. 9,342 660
FW1620982.UP.FTS.B, 29.78%, 8/25/26 .. 27,163 27,065
FW1618819.UP.FTS.B, 30.18%, 8/25/26 .. 2,375 2,370
FW1618172.UP.FTS.B, 31.12%, 8/25/26 .. 7,146 7,131
FW1618300.UP.FTS.B, 31.51%, 8/25/26 .. 5,503 5,495
L1705668.UP.FTS.B, 7.09%, 9/13/26 .... 40,610 40,291
L1706439.UP.FTS.B, 8.12%, 9/13/26 .... 7,849 7,784
L1699091.UP.FTS.B, 8.91%, 9/13/26 .... 40,962 40,644
L1706771.UP.FTS.B, 9.86%, 9/13/26 .... 14,811 14,664
FW1703655.UP.FTS.B, 10.14%, 9/13/26 .. 3,707 3,671
L1706528.UP.FTS.B, 10.16%, 9/13/26 .... 5,768 5,711
FW1705224.UP.FTS.B, 10.49%, 9/13/26 .. 20,630 20,426
L1704959.UP.FTS.B, 10.56%, 9/13/26 .... 5,581 5,523
L1694396.UP.FTS.B, 11.41%, 9/13/26 .... 8,261 8,180
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1706158.UP.FTS.B, 11.42%, 9/13/26 .... $ 3,315 $ 3,282
L1699795.UP.FTS.B, 11.82%, 9/13/26 .... 7,471 7,398
L1706793.UP.FTS.B, 12.07%, 9/13/26 .... 11,625 11,511
L1706436.UP.FTS.B, 12.13%, 9/13/26 .... 2,910 2,881
L1706444.UP.FTS.B, 12.27%, 9/13/26 .... 4,991 4,942
L1704834.UP.FTS.B, 12.73%, 9/13/26 .... 7,539 7,463
L1705316.UP.FTS.B, 12.75%, 9/13/26 .... 4,834 4,787
FW1705178.UP.FTS.B, 12.84%, 9/13/26 .. 41,797 41,372
FW1704880.UP.FTS.B, 13.22%, 9/13/26 .. 7,106 350
FW1704921.UP.FTS.B, 13.23%, 9/13/26 .. 1,565 1,548
L1706652.UP.FTS.B, 13.34%, 9/13/26 .... 18,037 17,856
L1706518.UP.FTS.B, 13.48%, 9/13/26 .... 836 828
L1705580.UP.FTS.B, 14.66%, 9/13/26 .... 15,546 15,343
L1706707.UP.FTS.B, 14.84%, 9/13/26 .... 16,818 16,655
L1705884.UP.FTS.B, 14.95%, 9/13/26 .... 7,572 7,473
L1705631.UP.FTS.B, 14.99%, 9/13/26 .... 14,305 14,119
L1706863.UP.FTS.B, 15.07%, 9/13/26 .... 4,317 2,401
L1706806.UP.FTS.B, 15.22%, 9/13/26 .... 6,570 6,506
L1705731.UP.FTS.B, 15.3%, 9/13/26 .... 13,722 7,646
L1704776.UP.FTS.B, 15.5%, 9/13/26 .... 5,903 5,826
FW1705595.UP.FTS.B, 15.51%, 9/13/26 .. 12,621 12,455
FW1701565.UP.FTS.B, 15.8%, 9/13/26 ... 20,923 20,610
L1706683.UP.FTS.B, 16.01%, 9/13/26 .... 2,028 2,008
L1705287.UP.FTS.B, 16.2%, 9/13/26 .... 9,725 9,598
L1705917.UP.FTS.B, 16.39%, 9/13/26 .... 4,232 4,177
L1705607.UP.FTS.B, 16.78%, 9/13/26 .... 25,429 25,098
FW1707042.UP.FTS.B, 16.94%, 9/13/26 .. 11,634 11,476
L1705598.UP.FTS.B, 17.01%, 9/13/26 .... 2,460 2,428
L1706718.UP.FTS.B, 17.25%, 9/13/26 .... 4,551 328
FW1706882.UP.FTS.B, 17.33%, 9/13/26 .. 4,076 1,098
L1699552.UP.FTS.B, 17.37%, 9/13/26 .... 3,569 3,513
FW1705124.UP.FTS.B, 18.03%, 9/13/26 .. 45,610 3,303
L1706107.UP.FTS.B, 18.07%, 9/13/26 .... 11,549 1,669
L1706066.UP.FTS.B, 18.08%, 9/13/26 .... 5,666 5,560
FW1706809.UP.FTS.B, 18.19%, 9/13/26 .. 14,831 14,638
L1705021.UP.FTS.B, 18.29%, 9/13/26 .... 6,856 6,743
FW1701942.UP.FTS.B, 19.32%, 9/13/26 .. 12,843 12,642
L1706117.UP.FTS.B, 19.33%, 9/13/26 .... 3,425 3,371
L1705225.UP.FTS.B, 19.41%, 9/13/26 .... 4,131 4,062
FW1705472.UP.FTS.B, 19.5%, 9/13/26 ... 6,780 6,691
L1705864.UP.FTS.B, 19.54%, 9/13/26 .... 26,656 26,426
L1704972.UP.FTS.B, 19.67%, 9/13/26 .... 38,577 38,294
FW1703178.UP.FTS.B, 19.77%, 9/13/26 .. 5,536 5,448
L1705495.UP.FTS.B, 19.78%, 9/13/26 .... 2,573 2,554
L1705415.UP.FTS.B, 19.86%, 9/13/26 .... 8,148 8,020
L1699219.UP.FTS.B, 19.88%, 9/13/26 .... 12,027 11,921
L1706913.UP.FTS.B, 20.18%, 9/13/26 .... 6,331 6,283
L1705062.UP.FTS.B, 20.27%, 9/13/26 .... 1,719 1,706
L1705666.UP.FTS.B, 20.28%, 9/13/26 .... 1,948 1,913
L1705855.UP.FTS.B, 20.56%, 9/13/26 .... 6,021 5,927
L1706223.UP.FTS.B, 20.97%, 9/13/26 .... 13,056 12,948
L1706832.UP.FTS.B, 21.04%, 9/13/26 .... 5,119 5,078
L1706003.UP.FTS.B, 21.07%, 9/13/26 .... 6,033 5,939
L1706013.UP.FTS.B, 21.25%, 9/13/26 .... 7,761 7,640
L1705507.UP.FTS.B, 21.58%, 9/13/26 .... 4,441 1,271
FW1705757.UP.FTS.B, 21.7%, 9/13/26 ... 3,110 3,087
L1706836.UP.FTS.B, 21.71%, 9/13/26 .... 5,793 5,696
FW1706388.UP.FTS.B, 21.83%, 9/13/26 .. 5,186 5,147

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1706178.UP.FTS.B, 22.1%, 9/13/26 .... $ 3,028 $ 3,006
L1702725.UP.FTS.B, 22.11%, 9/13/26 .... 2,163 2,147
L1706147.UP.FTS.B, 23.21%, 9/13/26 .... 4,376 4,340
L1706970.UP.FTS.B, 23.23%, 9/13/26 .... 1,737 1,724
L1706347.UP.FTS.B, 23.37%, 9/13/26 .... 7,854 7,786
L1706443.UP.FTS.B, 23.44%, 9/13/26 .... 2,622 2,600
L1705489.UP.FTS.B, 23.58%, 9/13/26 .... 9,233 661
L1706305.UP.FTS.B, 23.62%, 9/13/26 .... 1,115 80
L1706155.UP.FTS.B, 23.63%, 9/13/26 .... 3,525 2,085
L1706495.UP.FTS.B, 23.71%, 9/13/26 .... 7,848 7,780
L1706931.UP.FTS.B, 24.04%, 9/13/26 .... 1,045 1,038
L1705820.UP.FTS.B, 24.05%, 9/13/26 .... 2,804 202
L1706350.UP.FTS.B, 24.39%, 9/13/26 .... 17,442 17,313
L1706467.UP.FTS.B, 24.5%, 9/13/26 .... 1,134 1,120
L1704980.UP.FTS.B, 24.51%, 9/13/26 .... 4,362 4,330
L1705774.UP.FTS.B, 24.52%, 9/13/26 .... 6,982 6,931
L1705551.UP.FTS.B, 24.8%, 9/13/26 .... 13,472 7,994
L1699725.UP.FTS.B, 24.98%, 9/13/26 .... 1,758 1,743
L1705130.UP.FTS.B, 24.98%, 9/13/26 .... 2,622 2,602
L1705055.UP.FTS.B, 24.99%, 9/13/26 .... 1,688 1,673
FW1694399.UP.FTS.B, 25.04%, 9/13/26 .. 2,623 2,603
L1704899.UP.FTS.B, 25.19%, 9/13/26 .... 5,461 5,386
L1706179.UP.FTS.B, 25.28%, 9/13/26 .... 1,137 1,119
L1705964.UP.FTS.B, 25.31%, 9/13/26 .... 4,463 4,430
L1705061.UP.FTS.B, 25.48%, 9/13/26 .... 2,568 379
L1671620.UP.FTS.B, 25.49%, 9/13/26 .... 2,773 2,748
L1705789.UP.FTS.B, 25.49%, 9/13/26 .... 5,297 51
L1707003.UP.FTS.B, 25.5%, 9/13/26 .... 1,488 1,477
L1707020.UP.FTS.B, 25.62%, 9/13/26 .... 1,038 1,029
FW1705539.UP.FTS.B, 25.63%, 9/13/26 .. 4,379 4,347
FW1705801.UP.FTS.B, 25.74%, 9/13/26 .. 18,543 331
FW1705410.UP.FTS.B, 26.37%, 9/13/26 .. 17,070 16,925
L1704856.UP.FTS.B, 26.37%, 9/13/26 .... 13,170 13,072
FW1705619.UP.FTS.B, 26.39%, 9/13/26 .. 2,195 2,179
L1706481.UP.FTS.B, 26.52%, 9/13/26 .... 8,704 1,295
L1706658.UP.FTS.B, 26.61%, 9/13/26 .... 6,245 6,194
L1704906.UP.FTS.B, 26.62%, 9/13/26 .... 6,578 6,529
FW1704944.UP.FTS.B, 26.63%, 9/13/26 .. 6,050 99
L1706122.UP.FTS.B, 26.74%, 9/13/26 .... 7,384 7,329
L1703843.UP.FTS.B, 26.77%, 9/13/26 .... 13,099 927
FW1706840.UP.FTS.B, 26.82%, 9/13/26 .. 31,743 31,468
FW1705300.UP.FTS.B, 26.94%, 9/13/26 .. 1,935 1,921
FW1704992.UP.FTS.B, 27.2%, 9/13/26 ... 1,762 1,746
FW1706600.UP.FTS.B, 28.17%, 9/13/26 .. 7,065 7,012
FW1704833.UP.FTS.B, 28.32%, 9/13/26 .. 1,628 970
FW1705464.UP.FTS.B, 28.92%, 9/13/26 .. 6,639 6,590
FW1705970.UP.FTS.B, 29.06%, 9/13/26 .. 3,539 3,505
FW1705119.UP.FTS.B, 29.09%, 9/13/26 .. 18,687 1,312
FW1705009.UP.FTS.B, 29.1%, 9/13/26 ... 4,259 303
FW1704923.UP.FTS.B, 29.37%, 9/13/26 .. 2,349 2,326
FW1705494.UP.FTS.B, 29.37%, 9/13/26 .. 8,865 8,799
FW1706656.UP.FTS.B, 29.5%, 9/13/26 ... 1,816 527
FW1706055.UP.FTS.B, 29.52%, 9/13/26 .. 1,578 1,565
FW1706519.UP.FTS.B, 29.52%, 9/13/26 .. 6,372 1,844
FW1705213.UP.FTS.B, 29.91%, 9/13/26 .. 5,328 5,288
FW1704840.UP.FTS.B, 30.21%, 9/13/26 .. 2,702 2,677
FW1706229.UP.FTS.B, 30.24%, 9/13/26 .. 3,972 3,941
FW1705990.UP.FTS.B, 30.28%, 9/13/26 .. 2,965 (23)
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1705888.UP.FTS.B, 30.31%, 9/13/26 .. $ 2,641 $ 2,620
FW1706453.UP.FTS.B, 30.32%, 9/13/26 .. 894 261
FW1705816.UP.FTS.B, 30.33%, 9/13/26 .. 3,556 3,530
FW1705791.UP.FTS.B, 30.47%, 9/13/26 .. 4,438 4,404
FW1706578.UP.FTS.B, 30.5%, 9/13/26 ... 8,860 (190)
FW1705071.UP.FTS.B, 30.65%, 9/13/26 .. 9,092 2,640
FW1706595.UP.FTS.B, 30.73%, 9/13/26 .. 4,502 2,685
FW1705881.UP.FTS.B, 30.81%, 9/13/26 .. 4,453 4,420
FW1705876.UP.FTS.B, 30.83%, 9/13/26 .. 1,514 1,503
FW1706907.UP.FTS.B, 30.87%, 9/13/26 .. 1,603 1,591
FW1705418.UP.FTS.B, 30.88%, 9/13/26 .. 5,998 5,938
FW1706713.UP.FTS.B, 30.93%, 9/13/26 .. 5,169 5,123
FW1706040.UP.FTS.B, 30.94%, 9/13/26 .. 5,346 5,306
FW1706756.UP.FTS.B, 30.97%, 9/13/26 .. 142 140
FW1705167.UP.FTS.B, 31%, 9/13/26 .... 1,336 1,326
FW1705946.UP.FTS.B, 31.02%, 9/13/26 .. 1,158 1,150
FW1706308.UP.FTS.B, 31.09%, 9/13/26 .. 6,579 6,523
FW1704990.UP.FTS.B, 31.11%, 9/13/26 .. 1,189 1,178
FW1706597.UP.FTS.B, 31.11%, 9/13/26 .. 1,693 1,681
FW1706019.UP.FTS.B, 31.21%, 9/13/26 .. 3,616 2,093
FW1706293.UP.FTS.B, 31.37%, 9/13/26 .. 2,235 2,216
FW1706400.UP.FTS.B, 31.38%, 9/13/26 .. 3,496 3,467
FW1697654.UP.FTS.B, 31.43%, 9/13/26 .. 1,606 1,594
FW1703542.UP.FTS.B, 31.45%, 9/13/26 .. 21,962 13,116
FW1706938.UP.FTS.B, 31.73%, 9/13/26 .. 1,394 1,377
FW1706244.UP.FTS.B, 31.81%, 9/13/26 .. 1,072 1,064
FW1706582.UP.FTS.B, 31.84%, 9/13/26 .. 2,403 2,385
FW1705307.UP.FTS.B, 31.85%, 9/13/26 .. 5,091 5,053
FW1705979.UP.FTS.B, 32.01%, 9/13/26 .. 5,680 400
FW1704764.UP.FTS.B, 32.03%, 9/13/26 .. 2,807 2,780
FW1706420.UP.FTS.B, 32.09%, 9/13/26 .. 4,379 4,347
FW1705262.UP.FTS.B, 32.4%, 9/13/26 ... 5,815 5,771
FW1705022.UP.FTS.B, 32.46%, 9/13/26 .. 6,884 6,820
FW1705847.UP.FTS.B, 32.5%, 9/13/26 ... 2,201 2,172
L1878152.UP.FTS.B, 7.43%, 10/19/26 .... 2,071 2,056
L1877184.UP.FTS.B, 9.06%, 10/19/26 .... 7,571 7,516
L1851771.UP.FTS.B, 9.22%, 10/19/26 .... 2,922 2,902
L1878256.UP.FTS.B, 9.69%, 10/19/26 .... 8,366 8,290
L1880702.UP.FTS.B, 9.87%, 10/19/26 .... 14,569 14,463
L1875318.UP.FTS.B, 10.07%, 10/19/26 ... 5,017 4,971
FW1879016.UP.FTS.B, 10.84%, 10/19/26 . 21,017 20,819
L1881256.UP.FTS.B, 11.03%, 10/19/26 ... 10,028 9,936
L1878336.UP.FTS.B, 11.06%, 10/19/26 ... 1,592 1,573
L1879834.UP.FTS.B, 11.35%, 10/19/26 ... 21,001 20,810
L1879823.UP.FTS.B, 11.68%, 10/19/26 ... 17,294 17,132
FW1878337.UP.FTS.B, 12.57%, 10/19/26 . 7,361 533
L1880360.UP.FTS.B, 12.99%, 10/19/26 ... 25,442 25,215
FW1879031.UP.FTS.B, 13.13%, 10/19/26 . 5,940 5,885
FW1878185.UP.FTS.B, 13.38%, 10/19/26 . 33,977 33,661
L1879789.UP.FTS.B, 13.49%, 10/19/26 ... 19,275 19,077
L1881217.UP.FTS.B, 14.02%, 10/19/26 ... 5,171 5,108
L1878258.UP.FTS.B, 14.16%, 10/19/26 ... 6,822 6,759
L1880791.UP.FTS.B, 14.17%, 10/19/26 ... 2,644 678
L1880631.UP.FTS.B, 14.27%, 10/19/26 ... 6,149 1,577
L1877450.UP.FTS.B, 14.9%, 10/19/26 .... 3,308 3,277
L1879966.UP.FTS.B, 14.94%, 10/19/26 ... 8,546 8,438
L1879160.UP.FTS.B, 15.75%, 10/19/26 ... 6,014 5,938
L1880586.UP.FTS.B, 15.78%, 10/19/26 ... 6,647 1,798

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1877560.UP.FTS.B, 16.13%, 10/19/26 ... $ 31,648 $ 31,268
L1864741.UP.FTS.B, 16.15%, 10/19/26 ... 5,151 5,087
L1881295.UP.FTS.B, 16.28%, 10/19/26 ... 6,013 5,937
L1878278.UP.FTS.B, 16.38%, 10/19/26 ... 8,593 8,485
L1877933.UP.FTS.B, 16.4%, 10/19/26 .... 2,557 2,534
L1877538.UP.FTS.B, 16.57%, 10/19/26 ... 6,432 464
L1832966.UP.FTS.B, 16.66%, 10/19/26 ... 17,126 16,921
L1860514.UP.FTS.B, 16.68%, 10/19/26 ... 9,476 8,902
L1878027.UP.FTS.B, 16.7%, 10/19/26 .... 8,529 8,425
L1877381.UP.FTS.B, 17.14%, 10/19/26 ... 6,874 6,814
L1881555.UP.FTS.B, 17.31%, 10/19/26 ... 5,605 5,525
FW1876338.UP.FTS.B, 17.58%, 10/19/26 . 3,107 3,070
L1877355.UP.FTS.B, 17.66%, 10/19/26 ... 1,823 69
FW1881188.UP.FTS.B, 17.77%, 10/19/26 . 2,416 2,392
L1879412.UP.FTS.B, 17.84%, 10/19/26 ... 4,654 4,588
L1880095.UP.FTS.B, 17.84%, 10/19/26 ... 12,959 12,846
L1879540.UP.FTS.B, 17.97%, 10/19/26 ... 4,322 4,257
L1880587.UP.FTS.B, 18.12%, 10/19/26 ... 3,459 3,418
L1876765.UP.FTS.B, 18.15%, 10/19/26 ... 2,195 2,062
L1871080.UP.FTS.B, 18.23%, 10/19/26 ... 5,266 4,946
FW1881398.UP.FTS.B, 18.35%, 10/19/26 . 3,029 2,994
L1880031.UP.FTS.B, 18.37%, 10/19/26 ... 5,125 5,050
L1876524.UP.FTS.B, 18.4%, 10/19/26 .... 4,762 4,690
L1877030.UP.FTS.B, 18.47%, 10/19/26 ... 13,349 3,723
FW1877226.UP.FTS.B, 19.27%, 10/19/26 . 11,239 11,170
L1879662.UP.FTS.B, 19.3%, 10/19/26 .... 18,068 2,726
L1879198.UP.FTS.B, 19.39%, 10/19/26 ... 11,435 11,263
L1877239.UP.FTS.B, 19.55%, 10/19/26 ... 4,216 4,185
L1876835.UP.FTS.B, 19.58%, 10/19/26 ... 869 856
L1879903.UP.FTS.B, 19.68%, 10/19/26 ... 6,155 5,784
L1879248.UP.FTS.B, 19.71%, 10/19/26 ... 5,323 5,002
L1879737.UP.FTS.B, 19.73%, 10/19/26 ... 4,698 4,627
L1877523.UP.FTS.B, 19.9%, 10/19/26 .... 5,135 5,062
L1871750.UP.FTS.B, 19.96%, 10/19/26 ... 5,223 5,192
L1874758.UP.FTS.B, 20.02%, 10/19/26 ... 2,484 2,446
FW1880709.UP.FTS.B, 20.07%, 10/19/26 . 6,096 6,020
L1876035.UP.FTS.B, 20.11%, 10/19/26 ... 3,484 3,458
L1875492.UP.FTS.B, 20.47%, 10/19/26 ... 31 6
L1877722.UP.FTS.B, 20.57%, 10/19/26 ... 14,024 13,816
FW1880186.UP.FTS.B, 20.64%, 10/19/26 . 4,886 4,857
L1879731.UP.FTS.B, 20.78%, 10/19/26 ... 4,365 4,303
FW1877068.UP.FTS.B, 20.9%, 10/19/26 .. 11,269 11,196
FW1878875.UP.FTS.B, 20.95%, 10/19/26 . 4,108 4,042
FW1877987.UP.FTS.B, 20.97%, 10/19/26 . 3,541 3,326
L1881502.UP.FTS.B, 21.09%, 10/19/26 ... 7,009 6,959
L1877922.UP.FTS.B, 21.18%, 10/19/26 ... 3,524 3,343
L1876777.UP.FTS.B, 21.6%, 10/19/26 .... 7,503 7,453
L1881182.UP.FTS.B, 21.66%, 10/19/26 ... 4,818 4,759
FW1879625.UP.FTS.B, 21.71%, 10/19/26 . 1,882 136
FW1880712.UP.FTS.B, 21.75%, 10/19/26 . 3,573 3,389
L1881025.UP.FTS.B, 21.78%, 10/19/26 ... 34,653 34,142
L1877982.UP.FTS.B, 21.8%, 10/19/26 .... 4,361 4,333
L1876819.UP.FTS.B, 22.33%, 10/19/26 ... 15,182 15,065
FW1878006.UP.FTS.B, 22.44%, 10/19/26 . 10,535 10,458
L1870902.UP.FTS.B, 22.62%, 10/19/26 ... 1,981 299
L1876562.UP.FTS.B, 22.64%, 10/19/26 ... 5,976 5,880
L1862143.UP.FTS.B, 22.66%, 10/19/26 ... 2,989 2,967
FW1875013.UP.FTS.B, 22.78%, 10/19/26 . 7,910 7,863
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1876648.UP.FTS.B, 22.83%, 10/19/26 ... $ 9,494 $ 9,424
L1877299.UP.FTS.B, 22.84%, 10/19/26 ... 10,549 10,472
FW1866351.UP.FTS.B, 22.85%, 10/19/26 . 2,198 2,185
FW1879854.UP.FTS.B, 22.85%, 10/19/26 . 9,142 9,088
FW1880160.UP.FTS.B, 22.89%, 10/19/26 . 4,612 4,578
L1880353.UP.FTS.B, 22.93%, 10/19/26 ... 3,059 3,043
L1876513.UP.FTS.B, 22.94%, 10/19/26 ... 3,856 3,833
L1878106.UP.FTS.B, 22.97%, 10/19/26 ... 15,043 14,939
L1879681.UP.FTS.B, 23%, 10/19/26 ..... 18,194 5,288
L1881018.UP.FTS.B, 23.05%, 10/19/26 ... 8,573 618
FW1880551.UP.FTS.B, 23.22%, 10/19/26 . 5,681 5,645
L1879610.UP.FTS.B, 23.28%, 10/19/26 ... 6,321 5,991
FW1880088.UP.FTS.B, 23.43%, 10/19/26 . 8,103 8,055
L1876336.UP.FTS.B, 23.54%, 10/19/26 ... 1,887 136
FW1876728.UP.FTS.B, 23.57%, 10/19/26 . 13,002 12,911
L1879667.UP.FTS.B, 23.62%, 10/19/26 ... 3,086 3,063
L1880795.UP.FTS.B, 23.65%, 10/19/26 ... 2,652 2,517
L1881161.UP.FTS.B, 23.76%, 10/19/26 ... 924 141
L1880716.UP.FTS.B, 23.94%, 10/19/26 ... 4,852 4,823
L1879363.UP.FTS.B, 23.97%, 10/19/26 ... 6,176 6,139
L1880563.UP.FTS.B, 24.05%, 10/19/26 ... 2,457 2,442
L1879063.UP.FTS.B, 24.07%, 10/19/26 ... 891 846
FW1877179.UP.FTS.B, 24.14%, 10/19/26 . 17,603 17,496
L1876901.UP.FTS.B, 24.3%, 10/19/26 .... 4,897 4,864
L1879183.UP.FTS.B, 24.36%, 10/19/26 ... 11,485 11,401
L1881294.UP.FTS.B, 24.41%, 10/19/26 ... 4,602 700
L1877178.UP.FTS.B, 24.58%, 10/19/26 ... 5,393 5,361
L1878749.UP.FTS.B, 24.6%, 10/19/26 .... 3,541 3,516
L1876483.UP.FTS.B, 24.7%, 10/19/26 .... 4,444 319
L1881431.UP.FTS.B, 24.79%, 10/19/26 ... 1,415 1,407
L1880678.UP.FTS.B, 24.94%, 10/19/26 ... 19,471 19,330
L1877594.UP.FTS.B, 24.95%, 10/19/26 ... 3,098 3,075
L1878845.UP.FTS.B, 24.96%, 10/19/26 ... 13,248 13,170
L1880129.UP.FTS.B, 24.99%, 10/19/26 ... 2,978 2,955
L1879203.UP.FTS.B, 25.01%, 10/19/26 ... 1,135 81
L1877167.UP.FTS.B, 25.04%, 10/19/26 ... 4,869 4,840
L1877074.UP.FTS.B, 25.09%, 10/19/26 ... 27,508 26,073
L1880227.UP.FTS.B, 25.15%, 10/19/26 ... 1,771 1,761
L1878309.UP.FTS.B, 25.22%, 10/19/26 ... 1,779 126
L1878816.UP.FTS.B, 25.23%, 10/19/26 ... 6,863 6,816
L1879796.UP.FTS.B, 25.24%, 10/19/26 ... 2,483 2,465
L1880423.UP.FTS.B, 25.24%, 10/19/26 ... 6,278 5,952
L1880089.UP.FTS.B, 25.26%, 10/19/26 ... 6,734 6,686
L1878824.UP.FTS.B, 25.27%, 10/19/26 ... 3,988 3,960
FW1879782.UP.FTS.B, 25.28%, 10/19/26 . 13,182 3,799
L1877100.UP.FTS.B, 25.32%, 10/19/26 ... 1,704 1,616
FW1881461.UP.FTS.B, 25.38%, 10/19/26 . 5,317 5,286
L1876477.UP.FTS.B, 25.39%, 10/19/26 ... 3,102 3,080
L1876700.UP.FTS.B, 25.46%, 10/19/26 ... 2,837 2,820
L1876404.UP.FTS.B, 25.47%, 10/19/26 ... 1,773 1,760
L1879422.UP.FTS.B, 25.49%, 10/19/26 ... 1,806 1,775
L1878742.UP.FTS.B, 25.52%, 10/19/26 ... 4,433 4,401
L1873948.UP.FTS.B, 25.57%, 10/19/26 ... 8,868 8,804
L1880045.UP.FTS.B, 25.59%, 10/19/26 ... 2,129 2,113
L1880122.UP.FTS.B, 25.62%, 10/19/26 ... 12,328 12,255
L1880707.UP.FTS.B, 25.7%, 10/19/26 .... 2,071 2,052
L1879612.UP.FTS.B, 25.74%, 10/19/26 ... 7,893 7,831
FW1881063.UP.FTS.B, 25.77%, 10/19/26 . 7,248 6,877

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1879167.UP.FTS.B, 25.8%, 10/19/26 .. $ 891 $ 885
L1879783.UP.FTS.B, 25.86%, 10/19/26 ... 2,930 2,909
L1878517.UP.FTS.B, 25.91%, 10/19/26 ... 8,700 8,648
FW1878125.UP.FTS.B, 25.92%, 10/19/26 . 1,953 1,939
L1878925.UP.FTS.B, 26.03%, 10/19/26 ... 7,394 7,347
L1876834.UP.FTS.B, 26.05%, 10/19/26 ... 14,057 13,970
FW1877802.UP.FTS.B, 26.08%, 10/19/26 . 6,690 6,644
FW1880930.UP.FTS.B, 26.15%, 10/19/26 . 9,134 1,379
L1877448.UP.FTS.B, 26.35%, 10/19/26 ... 11,815 3,451
L1877874.UP.FTS.B, 26.52%, 10/19/26 ... 4,002 3,974
FW1876257.UP.FTS.B, 26.65%, 10/19/26 . 4,742 338
FW1878248.UP.FTS.B, 26.84%, 10/19/26 . 3,837 274
FW1877751.UP.FTS.B, 26.95%, 10/19/26 . 3,543 3,521
FW1876658.UP.FTS.B, 27.58%, 10/19/26 . 3,123 3,101
FW1878828.UP.FTS.B, 27.6%, 10/19/26 .. 9,066 8,600
FW1862190.UP.FTS.B, 27.8%, 10/19/26 .. 17,410 17,285
FW1877173.UP.FTS.B, 27.96%, 10/19/26 . 8,951 8,887
FW1878010.UP.FTS.B, 28.01%, 10/19/26 . 8,934 8,870
FW1880682.UP.FTS.B, 28.5%, 10/19/26 .. 1,336 95
FW1877218.UP.FTS.B, 28.56%, 10/19/26 . 9,138 8,673
FW1881184.UP.FTS.B, 28.63%, 10/19/26 . 4,709 330
FW1878560.UP.FTS.B, 28.77%, 10/19/26 . 4,488 4,456
FW1878565.UP.FTS.B, 29.05%, 10/19/26 . 2,887 202
FW1880094.UP.FTS.B, 29.13%, 10/19/26 . 6,377 28
FW1872454.UP.FTS.B, 29.14%, 10/19/26 . 1,010 958
FW1880297.UP.FTS.B, 29.3%, 10/19/26 .. 2,149 1
FW1876795.UP.FTS.B, 29.56%, 10/19/26 . 2,872 2,855
FW1880308.UP.FTS.B, 29.56%, 10/19/26 . 1,161 1,154
FW1878356.UP.FTS.B, 29.67%, 10/19/26 . 3,411 3,387
FW1881190.UP.FTS.B, 29.8%, 10/19/26 .. 1,348 1,338
FW1876731.UP.FTS.B, 30.12%, 10/19/26 . 2,646 2,614
FW1879914.UP.FTS.B, 30.16%, 10/19/26 . 1,733 1,645
FW1876979.UP.FTS.B, 30.26%, 10/19/26 . 2,698 2,682
FW1878432.UP.FTS.B, 30.26%, 10/19/26 . 19,828 1,382
FW1876491.UP.FTS.B, 30.62%, 10/19/26 . 5,852 5,811
FW1877034.UP.FTS.B, 30.62%, 10/19/26 . 7,364 513
FW1871822.UP.FTS.B, 30.64%, 10/19/26 . 9,077 8,617
FW1876680.UP.FTS.B, 30.74%, 10/19/26 . 2,921 2,771
FW1877099.UP.FTS.B, 30.81%, 10/19/26 . 1,441 1,432
FW1878098.UP.FTS.B, 30.84%, 10/19/26 . 1,081 1,074
FW1878626.UP.FTS.B, 30.84%, 10/19/26 . 4,531 4,500
FW1880438.UP.FTS.B, 30.87%, 10/19/26 . 2,467 726
FW1878489.UP.FTS.B, 30.93%, 10/19/26 . 1,383 1,312
FW1881475.UP.FTS.B, 30.95%, 10/19/26 . 2,624 397
FW1878108.UP.FTS.B, 31%, 10/19/26 ... 2,702 2,686
FW1878804.UP.FTS.B, 31.02%, 10/19/26 . 2,675 784
FW1879752.UP.FTS.B, 31.05%, 10/19/26 . 1,693 1,641
FW1880218.UP.FTS.B, 31.05%, 10/19/26 . 2,121 2,100
FW1880229.UP.FTS.B, 31.05%, 10/19/26 . 1,262 1,253
FW1881168.UP.FTS.B, 31.09%, 10/19/26 . 1,804 1,791
FW1881345.UP.FTS.B, 31.13%, 10/19/26 . 14,370 1,012
FW1881200.UP.FTS.B, 31.14%, 10/19/26 . 3,516 3,491
FW1880325.UP.FTS.B, 31.15%, 10/19/26 . 1,367 1,296
FW1876195.UP.FTS.B, 31.18%, 10/19/26 . 2,322 352
FW1876886.UP.FTS.B, 31.18%, 10/19/26 . 2,648 184
FW1877644.UP.FTS.B, 31.18%, 10/19/26 . 3,078 214
FW1880852.UP.FTS.B, 31.2%, 10/19/26 .. 2,638 2,505
FW1877253.UP.FTS.B, 31.23%, 10/19/26 . 1,070 1,063
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1876515.UP.FTS.B, 31.37%, 10/19/26 . $ 2,887 $ 2,867
FW1878691.UP.FTS.B, 31.38%, 10/19/26 . 13,260 13,182
FW1876497.UP.FTS.B, 31.41%, 10/19/26 . 3,067 3,049
FW1880576.UP.FTS.B, 31.56%, 10/19/26 . 2,632 2,615
FW1877716.UP.FTS.B, 31.6%, 10/19/26 .. 3,610 3,585
FW1876495.UP.FTS.B, 31.7%, 10/19/26 .. 5,778 5,744
FW1880017.UP.FTS.B, 32.16%, 10/19/26 . 6,979 1,049
FW1876692.UP.FTS.B, 32.21%, 10/19/26 . 8,408 8,359
FW1879659.UP.FTS.B, 32.23%, 10/19/26 . 3,256 490
FW1879021.UP.FTS.B, 32.25%, 10/19/26 . 5,509 5,227
L1990756.UP.FTS.B, 7.18%, 11/08/26 .... 10,107 10,027
L1990115.UP.FTS.B, 8.12%, 11/08/26 .... 4,227 4,194
L1995369.UP.FTS.B, 8.19%, 11/08/26 .... 6,765 6,712
L1999933.UP.FTS.B, 8.2%, 11/08/26 ..... 20,618 20,451
L1991806.UP.FTS.B, 8.35%, 11/08/26 .... 2,111 2,095
FW1995576.UP.FTS.B, 8.64%, 11/08/26 .. 13,561 13,451
L1994718.UP.FTS.B, 8.83%, 11/08/26 .... 16,109 15,983
L1991230.UP.FTS.B, 9.13%, 11/08/26 .... 21,752 21,580
L1996991.UP.FTS.B, 9.23%, 11/08/26 .... 23,584 23,400
L1988974.UP.FTS.B, 9.55%, 11/08/26 .... 8,284 8,217
L1994652.UP.FTS.B, 9.68%, 11/08/26 .... 15,312 15,192
L1994371.UP.FTS.B, 9.71%, 11/08/26 .... 5,125 5,070
L1993451.UP.FTS.B, 9.84%, 11/08/26 .... 10,428 10,345
L1997701.UP.FTS.B, 10.05%, 11/08/26 ... 3,421 3,394
L1993369.UP.FTS.B, 10.08%, 11/08/26 ... 852 845
L1998549.UP.FTS.B, 10.13%, 11/08/26 ... 4,772 4,722
L1992632.UP.FTS.B, 10.14%, 11/08/26 ... 4,602 4,553
L1996044.UP.FTS.B, 10.24%, 11/08/26 ... 16,215 16,032
L1996355.UP.FTS.B, 10.29%, 11/08/26 ... 11,084 10,968
L1992891.UP.FTS.B, 10.76%, 11/08/26 ... 6,833 6,762
FW1995006.UP.FTS.B, 10.93%, 11/08/26 . 11,111 10,995
L1988958.UP.FTS.B, 10.98%, 11/08/26 ... 1,282 1,269
L1991593.UP.FTS.B, 11.07%, 11/08/26 ... 42,875 42,416
L1994793.UP.FTS.B, 11.1%, 11/08/26 .... 12,829 12,695
FW1989633.UP.FTS.B, 11.19%, 11/08/26 . 5,014 4,959
L1991421.UP.FTS.B, 11.28%, 11/08/26 ... 1,712 1,694
L1998866.UP.FTS.B, 11.49%, 11/08/26 ... 14,555 14,403
L1993850.UP.FTS.B, 11.61%, 11/08/26 ... 9,426 9,327
L1996448.UP.FTS.B, 11.66%, 11/08/26 ... 34,282 33,924
FW1993483.UP.FTS.B, 11.78%, 11/08/26 . 16,812 16,631
L1994627.UP.FTS.B, 11.81%, 11/08/26 ... 5,145 5,106
L1999369.UP.FTS.B, 11.96%, 11/08/26 ... 1,716 1,698
L2000077.UP.FTS.B, 12.06%, 11/08/26 ... 12,875 12,741
L1995371.UP.FTS.B, 12.23%, 11/08/26 ... 3,435 3,400
L1995435.UP.FTS.B, 12.23%, 11/08/26 ... 1,460 1,445
L1999575.UP.FTS.B, 12.84%, 11/08/26 ... 947 937
L1989008.UP.FTS.B, 12.93%, 11/08/26 ... 1,464 1,449
L1989940.UP.FTS.B, 12.93%, 11/08/26 ... 2,411 2,386
L1988972.UP.FTS.B, 13.14%, 11/08/26 ... 5,273 5,214
L1988372.UP.FTS.B, 13.34%, 11/08/26 ... 5,176 5,121
L1998298.UP.FTS.B, 13.53%, 11/08/26 ... 3,912 987
L1996493.UP.FTS.B, 13.68%, 11/08/26 ... 17,397 9,154
L1988558.UP.FTS.B, 14.04%, 11/08/26 ... 1,297 1,284
L1995820.UP.FTS.B, 14.08%, 11/08/26 ... 7,998 7,912
L1993366.UP.FTS.B, 14.1%, 11/08/26 .... 1,729 1,712
L1994789.UP.FTS.B, 14.19%, 11/08/26 ... 6,055 5,993
L1996580.UP.FTS.B, 14.28%, 11/08/26 ... 7,323 7,246
FW1997293.UP.FTS.B, 14.33%, 11/08/26 . 4,327 4,282

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1995404.UP.FTS.B, 14.33%, 11/08/26 ... $ 6,923 $ 6,823
L1992592.UP.FTS.B, 14.54%, 11/08/26 ... 1,732 1,714
L1988359.UP.FTS.B, 14.56%, 11/08/26 ... 4,331 4,286
FW1992670.UP.FTS.B, 14.58%, 11/08/26 . 27,719 27,433
L1974259.UP.FTS.B, 14.58%, 11/08/26 ... 8,647 8,521
L1993869.UP.FTS.B, 14.59%, 11/08/26 ... 6,309 6,231
L1993214.UP.FTS.B, 14.6%, 11/08/26 .... 8,663 8,574
L1993448.UP.FTS.B, 14.68%, 11/08/26 ... 3,022 2,991
FW1997612.UP.FTS.B, 14.81%, 11/08/26 . 3,901 3,861
L1998726.UP.FTS.B, 14.84%, 11/08/26 ... 21,609 21,386
L1993049.UP.FTS.B, 14.87%, 11/08/26 ... 17,388 17,205
L1991804.UP.FTS.B, 14.89%, 11/08/26 ... 6,939 6,867
L1995379.UP.FTS.B, 15.15%, 11/08/26 ... 6,075 6,013
FW1998913.UP.FTS.B, 15.22%, 11/08/26 . 3,886 3,830
FW1991878.UP.FTS.B, 15.23%, 11/08/26 . 4,341 4,296
L1994098.UP.FTS.B, 15.34%, 11/08/26 ... 13,027 12,893
L1989003.UP.FTS.B, 15.35%, 11/08/26 ... 21,747 21,518
L1991554.UP.FTS.B, 15.42%, 11/08/26 ... 13,031 12,898
L1989812.UP.FTS.B, 15.46%, 11/08/26 ... 20,221 20,004
L1995487.UP.FTS.B, 15.52%, 11/08/26 ... 4,345 4,282
L1992261.UP.FTS.B, 15.59%, 11/08/26 ... 2,434 2,409
L1989271.UP.FTS.B, 15.62%, 11/08/26 ... 10,432 10,325
L1997630.UP.FTS.B, 15.64%, 11/08/26 ... 4,751 4,702
L1992471.UP.FTS.B, 15.65%, 11/08/26 ... 21,808 21,581
L1993474.UP.FTS.B, 15.71%, 11/08/26 ... 3,578 950
FW1998360.UP.FTS.B, 15.76%, 11/08/26 . 6,956 6,855
FW1991255.UP.FTS.B, 15.82%, 11/08/26 . 10,005 9,902
FW1994230.UP.FTS.B, 15.86%, 11/08/26 . 3,480 3,430
L1992010.UP.FTS.B, 15.9%, 11/08/26 .... 38 37
L1992540.UP.FTS.B, 16%, 11/08/26 ..... 14,739 14,587
L1991691.UP.FTS.B, 16.02%, 11/08/26 ... 5,658 5,576
L1992970.UP.FTS.B, 16.04%, 11/08/26 ... 13,007 12,816
L1989989.UP.FTS.B, 16.18%, 11/08/26 ... 9,320 9,185
L1992622.UP.FTS.B, 16.26%, 11/08/26 ... 5,227 5,164
L1988932.UP.FTS.B, 16.37%, 11/08/26 ... 3,474 3,423
L1993244.UP.FTS.B, 16.45%, 11/08/26 ... 5,202 5,126
FW1992743.UP.FTS.B, 16.8%, 11/08/26 .. 3,492 3,441
L1989606.UP.FTS.B, 16.9%, 11/08/26 .... 3,493 3,442
L1993463.UP.FTS.B, 16.94%, 11/08/26 ... 8,296 8,176
L1989805.UP.FTS.B, 17.05%, 11/08/26 ... 13,107 12,917
L1997469.UP.FTS.B, 17.09%, 11/08/26 ... 8,038 7,897
L1998067.UP.FTS.B, 17.15%, 11/08/26 ... 37,786 37,216
FW1999118.UP.FTS.B, 17.22%, 11/08/26 . 5,245 5,169
L1993764.UP.FTS.B, 17.26%, 11/08/26 ... 1,311 1,298
FW1998398.UP.FTS.B, 17.48%, 11/08/26 . 4,371 4,308
L1996453.UP.FTS.B, 17.48%, 11/08/26 ... 14,005 1,010
L1991180.UP.FTS.B, 17.58%, 11/08/26 ... 2,998 2,953
L1991140.UP.FTS.B, 17.85%, 11/08/26 ... 4,379 4,303
FW1995939.UP.FTS.B, 17.87%, 11/08/26 . 14,016 13,813
L1997638.UP.FTS.B, 17.88%, 11/08/26 ... 1,777 1,013
FW1999870.UP.FTS.B, 17.9%, 11/08/26 .. 622 610
L1995433.UP.FTS.B, 17.92%, 11/08/26 ... 3,504 3,443
L1995974.UP.FTS.B, 18.08%, 11/08/26 ... 8,289 8,168
L1988482.UP.FTS.B, 18.26%, 11/08/26 ... 6,841 6,722
FW1989355.UP.FTS.B, 18.43%, 11/08/26 . 16,684 16,435
L1996438.UP.FTS.B, 18.51%, 11/08/26 ... 5,267 5,191
FW1997639.UP.FTS.B, 18.71%, 11/08/26 . 8,780 8,691
L1992806.UP.FTS.B, 18.72%, 11/08/26 ... 13,176 12,986
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1990465.UP.FTS.B, 18.74%, 11/08/26 ... $ 5,271 $ 5,195
L1995842.UP.FTS.B, 18.87%, 11/08/26 ... 3,076 3,045
FW1999686.UP.FTS.B, 18.97%, 11/08/26 . 14,946 14,731
L1997527.UP.FTS.B, 19%, 11/08/26 ..... 9,671 9,502
L1990253.UP.FTS.B, 19.05%, 11/08/26 ... 4,113 572
L1988413.UP.FTS.B, 19.1%, 11/08/26 .... 1,546 1,526
L1995168.UP.FTS.B, 19.1%, 11/08/26 .... 8,795 8,668
L1994058.UP.FTS.B, 19.2%, 11/08/26 .... 2,639 2,601
L1990580.UP.FTS.B, 19.47%, 11/08/26 ... 22,021 21,705
L1998235.UP.FTS.B, 19.5%, 11/08/26 .... 2,664 2,617
L1996217.UP.FTS.B, 19.54%, 11/08/26 ... 4,031 3,960
FW1993731.UP.FTS.B, 19.61%, 11/08/26 . 2,202 2,164
L1990151.UP.FTS.B, 19.66%, 11/08/26 ... 26,433 25,971
FW1993113.UP.FTS.B, 19.77%, 11/08/26 . 36,932 2,680
FW1990125.UP.FTS.B, 20.11%, 11/08/26 . 7,640 7,501
FW1992267.UP.FTS.B, 20.22%, 11/08/26 . 44,131 43,683
FW1994680.UP.FTS.B, 20.27%, 11/08/26 . 2,650 2,602
L1991181.UP.FTS.B, 20.28%, 11/08/26 ... 9,500 9,394
L1992552.UP.FTS.B, 20.32%, 11/08/26 ... 15,427 15,156
L1998611.UP.FTS.B, 20.35%, 11/08/26 ... 21,868 21,482
L1996204.UP.FTS.B, 20.65%, 11/08/26 ... 24,178 13,792
L1992903.UP.FTS.B, 20.68%, 11/08/26 ... 9,051 5,346
L1996185.UP.FTS.B, 20.69%, 11/08/26 ... 4,420 4,356
L1996508.UP.FTS.B, 20.76%, 11/08/26 ... 8,873 8,743
L1988462.UP.FTS.B, 20.81%, 11/08/26 ... 5,702 5,619
L1991281.UP.FTS.B, 20.82%, 11/08/26 ... 1,946 1,912
L1991645.UP.FTS.B, 20.87%, 11/08/26 ... 13,770 1,953
L1997930.UP.FTS.B, 20.97%, 11/08/26 ... 3,893 3,825
L1992016.UP.FTS.B, 21%, 11/08/26 ..... 28,314 28,027
L1994689.UP.FTS.B, 21.04%, 11/08/26 ... 3,540 3,478
L1997831.UP.FTS.B, 21.12%, 11/08/26 ... 8,854 8,764
L1993906.UP.FTS.B, 21.28%, 11/08/26 ... 4,871 4,821
L1989334.UP.FTS.B, 21.32%, 11/08/26 ... 17,713 17,533
L1991956.UP.FTS.B, 21.37%, 11/08/26 ... 1,772 1,746
L1996174.UP.FTS.B, 21.54%, 11/08/26 ... 10,199 10,005
L1999276.UP.FTS.B, 21.67%, 11/08/26 ... 887 871
L1995448.UP.FTS.B, 21.72%, 11/08/26 ... 1,602 1,571
FW1991047.UP.FTS.B, 21.84%, 11/08/26 . 3,105 3,073
L1989095.UP.FTS.B, 21.91%, 11/08/26 ... 8,158 8,009
L1991663.UP.FTS.B, 21.95%, 11/08/26 ... 9,176 9,080
L1995141.UP.FTS.B, 22.04%, 11/08/26 ... 26,856 26,565
L1996051.UP.FTS.B, 22.14%, 11/08/26 ... 6,902 6,799
FW1993533.UP.FTS.B, 22.18%, 11/08/26 . 3,185 905
L1996946.UP.FTS.B, 22.18%, 11/08/26 ... 4,558 2,695
FW1990423.UP.FTS.B, 22.23%, 11/08/26 . 8,874 8,784
FW1989899.UP.FTS.B, 22.28%, 11/08/26 . 2,476 2,450
L1991475.UP.FTS.B, 22.35%, 11/08/26 ... 1,777 1,759
FW1998543.UP.FTS.B, 22.52%, 11/08/26 . 12,978 12,847
FW1998089.UP.FTS.B, 22.65%, 11/08/26 . 8,004 7,864
FW1990668.UP.FTS.B, 22.76%, 11/08/26 . 6,227 6,164
L1994202.UP.FTS.B, 22.77%, 11/08/26 ... 45,733 26,286
L1999322.UP.FTS.B, 22.85%, 11/08/26 ... 9,355 1,372
L1971121.UP.FTS.B, 22.87%, 11/08/26 ... 3,115 3,083
L1989194.UP.FTS.B, 22.95%, 11/08/26 ... 4,450 4,405
FW1995331.UP.FTS.B, 23.11%, 11/08/26 . 6,679 6,611
FW1994811.UP.FTS.B, 23.15%, 11/08/26 . 9,311 9,147
L1997437.UP.FTS.B, 23.17%, 11/08/26 ... 4,952 4,900
L1996768.UP.FTS.B, 23.2%, 11/08/26 .... 8,851 8,757

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1998723.UP.FTS.B, 23.2%, 11/08/26 .... $ 2,672 $ 2,645
FW1998471.UP.FTS.B, 23.26%, 11/08/26 . 9,020 5,325
L1999817.UP.FTS.B, 23.27%, 11/08/26 ... 5,345 5,291
L1996138.UP.FTS.B, 23.54%, 11/08/26 ... 6,378 3,771
FW1997494.UP.FTS.B, 23.73%, 11/08/26 . 14,185 14,036
FW1998286.UP.FTS.B, 23.78%, 11/08/26 . 13,062 12,825
L1997541.UP.FTS.B, 23.86%, 11/08/26 ... 6,693 6,598
L1970963.UP.FTS.B, 23.87%, 11/08/26 ... 4,858 4,805
L1989785.UP.FTS.B, 23.91%, 11/08/26 ... 12,100 11,961
FW1995090.UP.FTS.B, 23.92%, 11/08/26 . 4,463 4,418
L1991822.UP.FTS.B, 23.93%, 11/08/26 ... 7,824 7,739
L1996074.UP.FTS.B, 24%, 11/08/26 ..... 11,665 11,537
FW1993349.UP.FTS.B, 24.02%, 11/08/26 . 6,697 6,629
L1988349.UP.FTS.B, 24.02%, 11/08/26 ... 3,036 3,005
L1996843.UP.FTS.B, 24.19%, 11/08/26 ... 8,933 8,843
FW1994028.UP.FTS.B, 24.21%, 11/08/26 . 6,254 6,190
L1995969.UP.FTS.B, 24.32%, 11/08/26 ... 3,015 2,979
L1997965.UP.FTS.B, 24.59%, 11/08/26 ... 6,570 6,495
FW1991474.UP.FTS.B, 24.66%, 11/08/26 . 5,367 5,313
L1989848.UP.FTS.B, 24.75%, 11/08/26 ... 7,093 7,011
L1999649.UP.FTS.B, 24.86%, 11/08/26 ... 3,780 551
FW1991387.UP.FTS.B, 24.97%, 11/08/26 . 3,856 2,284
L1991759.UP.FTS.B, 24.98%, 11/08/26 ... 4,571 2,706
FW1991256.UP.FTS.B, 25.07%, 11/08/26 . 19,703 19,504
L1991253.UP.FTS.B, 25.18%, 11/08/26 ... 1,972 1,935
L1998877.UP.FTS.B, 25.23%, 11/08/26 ... 955 69
L1991265.UP.FTS.B, 25.27%, 11/08/26 ... 2,439 2,413
L1919784.UP.FTS.B, 25.31%, 11/08/26 ... 10,037 9,936
L1996800.UP.FTS.B, 25.32%, 11/08/26 ... 21,755 21,361
L1998526.UP.FTS.B, 25.32%, 11/08/26 ... 1,193 341
L1995398.UP.FTS.B, 25.36%, 11/08/26 ... 2,330 2,307
L1988232.UP.FTS.B, 25.43%, 11/08/26 ... 3,000 1,783
L1973901.UP.FTS.B, 25.44%, 11/08/26 ... 6,903 6,833
L1992549.UP.FTS.B, 25.44%, 11/08/26 ... 8,965 8,874
L1994841.UP.FTS.B, 25.44%, 11/08/26 ... 31,231 30,907
L1989064.UP.FTS.B, 25.45%, 11/08/26 ... 2,244 2,217
L1989244.UP.FTS.B, 25.47%, 11/08/26 ... 2,869 2,840
L1995340.UP.FTS.B, 25.48%, 11/08/26 ... 1,452 859
L1967532.UP.FTS.B, 25.5%, 11/08/26 .... 3,897 3,855
L1990371.UP.FTS.B, 25.5%, 11/08/26 .... 26,587 26,298
FW1994341.UP.FTS.B, 25.59%, 11/08/26 . 10,763 10,654
L1985518.UP.FTS.B, 25.71%, 11/08/26 ... 3,702 534
L1998016.UP.FTS.B, 25.76%, 11/08/26 ... 4,937 4,888
L1991151.UP.FTS.B, 25.79%, 11/08/26 ... 1,791 1,773
L1993496.UP.FTS.B, 25.83%, 11/08/26 ... 1,855 267
L1998643.UP.FTS.B, 25.85%, 11/08/26 ... 5,612 399
L1991330.UP.FTS.B, 25.89%, 11/08/26 ... 6,732 6,664
L1996839.UP.FTS.B, 25.95%, 11/08/26 ... 5,792 1,656
L1996816.UP.FTS.B, 26.05%, 11/08/26 ... 14,099 13,957
L1995984.UP.FTS.B, 26.08%, 11/08/26 ... 2,084 2,061
L1992732.UP.FTS.B, 26.2%, 11/08/26 .... 4,043 4,002
FW1998248.UP.FTS.B, 26.38%, 11/08/26 . 9,283 1,336
L1989817.UP.FTS.B, 26.39%, 11/08/26 ... 3,146 3,115
L1989312.UP.FTS.B, 26.43%, 11/08/26 ... 3,416 3,382
FW1998563.UP.FTS.B, 26.46%, 11/08/26 . 2,236 2,213
FW1995329.UP.FTS.B, 26.52%, 11/08/26 . 6,295 6,231
FW1995623.UP.FTS.B, 26.55%, 11/08/26 . 4,137 4,095
FW1994300.UP.FTS.B, 26.6%, 11/08/26 .. 10,863 10,745
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1990464.UP.FTS.B, 26.65%, 11/08/26 . $ 5,729 $ 5,668
FW1998048.UP.FTS.B, 26.92%, 11/08/26 . 2,251 2,228
FW1994284.UP.FTS.B, 26.94%, 11/08/26 . 10,491 751
L1990551.UP.FTS.B, 26.95%, 11/08/26 ... 10,930 10,821
FW1997243.UP.FTS.B, 26.96%, 11/08/26 . 4,351 4,301
FW1990199.UP.FTS.B, 27.43%, 11/08/26 . 13,490 13,352
FW1996041.UP.FTS.B, 27.48%, 11/08/26 . 10,819 10,710
FW1992001.UP.FTS.B, 27.49%, 11/08/26 . 1,651 972
FW1994909.UP.FTS.B, 27.53%, 11/08/26 . 14,825 14,655
FW1990667.UP.FTS.B, 27.83%, 11/08/26 . 4,040 3,998
FW1991732.UP.FTS.B, 27.87%, 11/08/26 . 4,128 4,071
FW1996955.UP.FTS.B, 27.91%, 11/08/26 . 1,354 1,340
FW1994443.UP.FTS.B, 27.95%, 11/08/26 . 9,027 8,937
FW1994756.UP.FTS.B, 28%, 11/08/26 ... 3,157 3,125
FW1999057.UP.FTS.B, 28%, 11/08/26 ... 22,570 22,343
FW1996342.UP.FTS.B, 28.14%, 11/08/26 . 6,322 6,259
FW1993779.UP.FTS.B, 28.2%, 11/08/26 .. 13,549 13,413
FW1997971.UP.FTS.B, 28.52%, 11/08/26 . 24,182 1,725
FW1996228.UP.FTS.B, 28.64%, 11/08/26 . 11,352 11,220
FW1998379.UP.FTS.B, 28.74%, 11/08/26 . 4,342 4,298
FW1992877.UP.FTS.B, 28.84%, 11/08/26 . 1,154 1,136
FW1995188.UP.FTS.B, 28.89%, 11/08/26 . 3,772 548
FW1991794.UP.FTS.B, 28.92%, 11/08/26 . 558 547
FW1991433.UP.FTS.B, 29.04%, 11/08/26 . 1,358 1,344
FW1993525.UP.FTS.B, 29.04%, 11/08/26 . 38,384 2,734
FW1995167.UP.FTS.B, 29.32%, 11/08/26 . 3,171 3,139
FW1992839.UP.FTS.B, 29.33%, 11/08/26 . 4,530 4,485
FW1991541.UP.FTS.B, 29.36%, 11/08/26 . 5,436 5,382
FW1999851.UP.FTS.B, 29.4%, 11/08/26 .. 4,532 4,486
FW1995866.UP.FTS.B, 29.41%, 11/08/26 . 2,918 2,886
FW1995850.UP.FTS.B, 29.69%, 11/08/26 . 998 987
FW1996092.UP.FTS.B, 29.72%, 11/08/26 . 2,751 1,635
FW1999443.UP.FTS.B, 29.76%, 11/08/26 . 7,244 7,170
FW1992347.UP.FTS.B, 29.82%, 11/08/26 . 27,214 26,941
FW1995066.UP.FTS.B, 29.83%, 11/08/26 . 4,924 4,871
FW1998032.UP.FTS.B, 29.86%, 11/08/26 . 4,336 4,284
FW1995067.UP.FTS.B, 30.03%, 11/08/26 . 5,504 3,272
FW1994293.UP.FTS.B, 30.31%, 11/08/26 . 1,268 1,255
FW1997312.UP.FTS.B, 30.32%, 11/08/26 . 909 899
FW1999097.UP.FTS.B, 30.46%, 11/08/26 . 2,726 2,699
FW1989533.UP.FTS.B, 30.48%, 11/08/26 . 1,659 1,636
FW1991525.UP.FTS.B, 30.5%, 11/08/26 .. 10,571 750
FW1996257.UP.FTS.B, 30.52%, 11/08/26 . 1,930 1,899
FW1999242.UP.FTS.B, 30.52%, 11/08/26 . 36,351 35,986
FW1998458.UP.FTS.B, 30.59%, 11/08/26 . 3,822 3,780
FW1991024.UP.FTS.B, 30.67%, 11/08/26 . 1,000 990
FW1996943.UP.FTS.B, 30.67%, 11/08/26 . 4,698 4,625
FW1992674.UP.FTS.B, 30.71%, 11/08/26 . 1,728 1,710
FW1991126.UP.FTS.B, 30.85%, 11/08/26 . 1,182 1,171
FW1994569.UP.FTS.B, 30.87%, 11/08/26 . 5,275 5,223
FW1988366.UP.FTS.B, 30.88%, 11/08/26 . 4,640 1,341
FW1988425.UP.FTS.B, 30.92%, 11/08/26 . 1,183 1,171
FW1992613.UP.FTS.B, 30.95%, 11/08/26 . 22,982 13,714
FW1998245.UP.FTS.B, 30.99%, 11/08/26 . 8,097 8,016
FW1986945.UP.FTS.B, 31.01%, 11/08/26 . 11,625 813
FW1991582.UP.FTS.B, 31.04%, 11/08/26 . 8,372 8,288
FW1996197.UP.FTS.B, 31.07%, 11/08/26 . 3,822 3,784
FW1996489.UP.FTS.B, 31.09%, 11/08/26 . 3,227 1,921

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1995019.UP.FTS.B, 31.1%, 11/08/26 .. $ 1,538 $ 1,522
FW1990513.UP.FTS.B, 31.11%, 11/08/26 . 4,241 4,196
FW1994376.UP.FTS.B, 31.11%, 11/08/26 . 1,456 1,442
FW1996797.UP.FTS.B, 31.11%, 11/08/26 . 3,201 3,166
FW1989182.UP.FTS.B, 31.12%, 11/08/26 . 5,004 2,996
FW1991890.UP.FTS.B, 31.12%, 11/08/26 . 2,731 2,704
FW1996841.UP.FTS.B, 31.12%, 11/08/26 . 27,643 1,932
FW1999015.UP.FTS.B, 31.12%, 11/08/26 . 1,539 109
FW1994027.UP.FTS.B, 31.13%, 11/08/26 . 2,457 2,433
FW1991332.UP.FTS.B, 31.15%, 11/08/26 . 3,734 3,697
FW1997810.UP.FTS.B, 31.15%, 11/08/26 . 1,918 1,897
FW1989608.UP.FTS.B, 31.17%, 11/08/26 . 1,731 123
FW1988381.UP.FTS.B, 31.18%, 11/08/26 . 4,516 4,451
FW1988399.UP.FTS.B, 31.18%, 11/08/26 . 1,712 1,693
FW1999282.UP.FTS.B, 31.18%, 11/08/26 . 8,164 8,081
FW1995099.UP.FTS.B, 31.21%, 11/08/26 . 3,329 957
FW1996902.UP.FTS.B, 31.33%, 11/08/26 . 8,643 8,552
FW1999590.UP.FTS.B, 31.42%, 11/08/26 . 4,554 4,508
FW1992892.UP.FTS.B, 31.61%, 11/08/26 . 8,150 8,065
FW1995496.UP.FTS.B, 31.66%, 11/08/26 . 7,505 531
L2073684.UP.FTS.B, 7.58%, 11/18/26 .... 8,404 8,345
L2071601.UP.FTS.B, 7.69%, 11/18/26 .... 2,532 2,515
L2070708.UP.FTS.B, 7.71%, 11/18/26 .... 16,872 16,756
L2074361.UP.FTS.B, 7.81%, 11/18/26 .... 10,980 10,903
L2070082.UP.FTS.B, 8.09%, 11/18/26 .... 16,907 16,791
L2070214.UP.FTS.B, 8.6%, 11/18/26 ..... 2,119 2,104
L2041907.UP.FTS.B, 9.16%, 11/18/26 .... 3,396 3,373
L2073150.UP.FTS.B, 9.42%, 11/18/26 .... 13,944 13,848
L2073479.UP.FTS.B, 9.88%, 11/18/26 .... 11,856 11,775
L2071865.UP.FTS.B, 10.09%, 11/18/26 ... 6,390 6,333
L2075029.UP.FTS.B, 10.15%, 11/18/26 ... 9,374 9,291
L2074643.UP.FTS.B, 10.22%, 11/18/26 ... 16,878 16,729
L2072338.UP.FTS.B, 10.5%, 11/18/26 .... 6,400 6,358
L2073169.UP.FTS.B, 10.97%, 11/18/26 ... 18,807 18,642
L2075077.UP.FTS.B, 11.07%, 11/18/26 ... 2,566 2,543
L2074489.UP.FTS.B, 11.11%, 11/18/26 ... 19,501 19,330
FW2074336.UP.FTS.B, 11.25%, 11/18/26 . 5,990 5,938
L2075040.UP.FTS.B, 11.45%, 11/18/26 ... 11,975 11,870
FW2073066.UP.FTS.B, 11.7%, 11/18/26 .. 4,234 4,196
L2074791.UP.FTS.B, 11.72%, 11/18/26 ... 13,262 3,368
L2074193.UP.FTS.B, 12.02%, 11/18/26 ... 8,097 8,025
L2075044.UP.FTS.B, 12.3%, 11/18/26 .... 3,436 3,407
L2073290.UP.FTS.B, 12.34%, 11/18/26 ... 9,250 670
L2074536.UP.FTS.B, 12.35%, 11/18/26 ... 5,156 5,111
L2071456.UP.FTS.B, 12.81%, 11/18/26 ... 31,937 31,655
L2071639.UP.FTS.B, 12.89%, 11/18/26 ... 6,964 6,549
L2070126.UP.FTS.B, 12.98%, 11/18/26 ... 5,883 5,830
FW2070599.UP.FTS.B, 13.28%, 11/18/26 . 4,553 4,281
L2073228.UP.FTS.B, 13.71%, 11/18/26 ... 8,808 8,733
L2069740.UP.FTS.B, 13.83%, 11/18/26 ... 13,909 13,790
L2073949.UP.FTS.B, 13.85%, 11/18/26 ... 4,320 4,283
FW2073808.UP.FTS.B, 13.9%, 11/18/26 .. 2,592 2,570
L2070988.UP.FTS.B, 13.92%, 11/18/26 ... 6,913 6,854
FW2074163.UP.FTS.B, 13.98%, 11/18/26 . 2,817 203
L2071487.UP.FTS.B, 14%, 11/18/26 ..... 6,580 6,519
L2074491.UP.FTS.B, 14.11%, 11/18/26 ... 7,376 6,936
L2070587.UP.FTS.B, 14.32%, 11/18/26 ... 6,923 6,841
L2073985.UP.FTS.B, 14.6%, 11/18/26 .... 4,331 4,295
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2074701.UP.FTS.B, 14.63%, 11/18/26 ... $ 5,544 $ 5,479
L2074516.UP.FTS.B, 14.71%, 11/18/26 ... 8,232 8,162
L2073258.UP.FTS.B, 14.73%, 11/18/26 ... 867 859
FW2061676.UP.FTS.B, 14.9%, 11/18/26 .. 17,343 17,196
FW2075148.UP.FTS.B, 14.93%, 11/18/26 . 3,469 3,428
FW2072385.UP.FTS.B, 15%, 11/18/26 ... 6,072 6,001
L2074195.UP.FTS.B, 15.15%, 11/18/26 ... 8,679 8,606
FW2072823.UP.FTS.B, 15.21%, 11/18/26 . 2,150 2,131
L2074544.UP.FTS.B, 15.5%, 11/18/26 .... 4,369 4,332
L2073878.UP.FTS.B, 15.54%, 11/18/26 ... 3,911 3,878
L2074846.UP.FTS.B, 15.74%, 11/18/26 ... 13,045 12,892
L2073728.UP.FTS.B, 15.85%, 11/18/26 ... 5,223 5,161
FW2075407.UP.FTS.B, 16.01%, 11/18/26 . 13,955 13,122
L2074857.UP.FTS.B, 16.11%, 11/18/26 ... 17,414 17,269
FW2073202.UP.FTS.B, 16.18%, 11/18/26 . 13,065 12,912
L2073860.UP.FTS.B, 16.19%, 11/18/26 ... 2,613 2,583
L2039587.UP.FTS.B, 16.24%, 11/18/26 ... 9,316 674
L2075589.UP.FTS.B, 16.26%, 11/18/26 ... 6,057 6,005
L2071348.UP.FTS.B, 16.45%, 11/18/26 ... 12,206 12,104
L2071149.UP.FTS.B, 16.73%, 11/18/26 ... 22,292 22,025
L2071590.UP.FTS.B, 16.75%, 11/18/26 ... 6,078 6,005
FW2074069.UP.FTS.B, 16.79%, 11/18/26 . 8,728 8,626
L2071747.UP.FTS.B, 16.81%, 11/18/26 ... 5,236 5,175
FW2074457.UP.FTS.B, 16.98%, 11/18/26 . 21,835 21,524
FW2074630.UP.FTS.B, 17.03%, 11/18/26 . 36,592 36,285
FW2075122.UP.FTS.B, 17.19%, 11/18/26 . 3,496 3,455
L2071817.UP.FTS.B, 17.19%, 11/18/26 ... 8,724 8,621
L2074833.UP.FTS.B, 17.19%, 11/18/26 ... 12,236 12,093
FW2075446.UP.FTS.B, 17.4%, 11/18/26 .. 3,463 3,421
L2044841.UP.FTS.B, 17.43%, 11/18/26 ... 8,747 8,645
L2070593.UP.FTS.B, 17.59%, 11/18/26 ... 17,462 17,316
FW2075299.UP.FTS.B, 17.67%, 11/18/26 . 3,502 3,461
L2069831.UP.FTS.B, 17.74%, 11/18/26 ... 26,476 1,917
FW2071651.UP.FTS.B, 17.93%, 11/18/26 . 5,654 5,587
L2069944.UP.FTS.B, 18.01%, 11/18/26 ... 8,814 8,709
L2063418.UP.FTS.B, 18.03%, 11/18/26 ... 3,506 3,465
L2074570.UP.FTS.B, 18.15%, 11/18/26 ... 14,029 13,866
L2074700.UP.FTS.B, 18.17%, 11/18/26 ... 5,700 5,634
L2073937.UP.FTS.B, 18.46%, 11/18/26 ... 10,474 10,351
FW2070090.UP.FTS.B, 18.57%, 11/18/26 . 1,760 1,655
L2070094.UP.FTS.B, 18.61%, 11/18/26 ... 18,161 2,613
FW2072266.UP.FTS.B, 18.67%, 11/18/26 . 2,271 2,238
L2069767.UP.FTS.B, 18.84%, 11/18/26 ... 4,343 4,279
FW2074803.UP.FTS.B, 18.88%, 11/18/26 . 10,986 10,859
L2071288.UP.FTS.B, 18.9%, 11/18/26 .... 3,833 3,786
FW2070966.UP.FTS.B, 18.96%, 11/18/26 . 5,275 5,200
L2071754.UP.FTS.B, 19.22%, 11/18/26 ... 3,972 3,906
L2075248.UP.FTS.B, 19.24%, 11/18/26 ... 1,057 1,044
FW2072147.UP.FTS.B, 19.3%, 11/18/26 .. 11,713 11,012
FW2074495.UP.FTS.B, 19.61%, 11/18/26 . 7,929 7,817
L2069559.UP.FTS.B, 19.65%, 11/18/26 ... 15,066 14,854
L2074954.UP.FTS.B, 19.66%, 11/18/26 ... 4,759 4,692
L2069479.UP.FTS.B, 19.68%, 11/18/26 ... 1,763 1,738
L2067851.UP.FTS.B, 19.79%, 11/18/26 ... 12,878 12,686
L2060606.UP.FTS.B, 19.84%, 11/18/26 ... 33,412 33,028
L2075530.UP.FTS.B, 19.87%, 11/18/26 ... 3,528 987
FW2071863.UP.FTS.B, 19.94%, 11/18/26 . 39,430 38,862
L2073597.UP.FTS.B, 19.97%, 11/18/26 ... 1,472 1,445

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2073933.UP.FTS.B, 20.06%, 11/18/26 ... $ 5,105 $ 5,028
FW2070506.UP.FTS.B, 20.1%, 11/18/26 .. 3,883 3,828
L2072694.UP.FTS.B, 20.25%, 11/18/26 ... 2,913 2,872
L2071378.UP.FTS.B, 20.26%, 11/18/26 ... 6,711 6,306
L2074576.UP.FTS.B, 20.39%, 11/18/26 ... 8,869 8,340
FW2070300.UP.FTS.B, 20.46%, 11/18/26 . 8,834 8,780
L2070073.UP.FTS.B, 20.5%, 11/18/26 .... 7,990 7,875
L2074554.UP.FTS.B, 20.64%, 11/18/26 ... 19,444 19,171
L2073562.UP.FTS.B, 20.66%, 11/18/26 ... 4,519 4,252
L2073048.UP.FTS.B, 20.74%, 11/18/26 ... 4,421 4,358
L2069140.UP.FTS.B, 20.85%, 11/18/26 ... 8,844 8,720
L2074379.UP.FTS.B, 20.93%, 11/18/26 ... 16,238 16,124
L2073994.UP.FTS.B, 21.04%, 11/18/26 ... 4,425 4,363
FW2073919.UP.FTS.B, 21.16%, 11/18/26 . 2,656 2,639
L2074931.UP.FTS.B, 21.33%, 11/18/26 ... 5,280 5,246
L2072150.UP.FTS.B, 21.62%, 11/18/26 ... 26,362 26,051
L2074856.UP.FTS.B, 21.95%, 11/18/26 ... 10,084 10,018
L2073022.UP.FTS.B, 21.98%, 11/18/26 ... 4,018 117
FW2075442.UP.FTS.B, 22.23%, 11/18/26 . 6,220 6,134
L2073879.UP.FTS.B, 22.29%, 11/18/26 ... 1,778 1,765
L2069833.UP.FTS.B, 22.47%, 11/18/26 ... 2,947 857
L2074792.UP.FTS.B, 22.51%, 11/18/26 ... 4,445 4,417
L2072786.UP.FTS.B, 22.57%, 11/18/26 ... 12,441 12,365
L2074611.UP.FTS.B, 22.62%, 11/18/26 ... 22,378 22,224
L2074520.UP.FTS.B, 22.63%, 11/18/26 ... 524 515
L2073235.UP.FTS.B, 22.81%, 11/18/26 ... 6,220 6,133
L2074658.UP.FTS.B, 22.83%, 11/18/26 ... 8,898 8,843
L2074869.UP.FTS.B, 22.9%, 11/18/26 .... 4,118 4,061
L2073707.UP.FTS.B, 22.91%, 11/18/26 ... 2,492 2,477
L2074779.UP.FTS.B, 22.95%, 11/18/26 ... 8,905 8,851
L2073694.UP.FTS.B, 22.99%, 11/18/26 ... 5,307 5,273
FW2074890.UP.FTS.B, 23.06%, 11/18/26 . 3,120 3,097
L2075061.UP.FTS.B, 23.07%, 11/18/26 ... 8,349 8,292
FW2073821.UP.FTS.B, 23.18%, 11/18/26 . 6,266 6,222
L2073355.UP.FTS.B, 23.21%, 11/18/26 ... 4,454 4,427
L2074657.UP.FTS.B, 23.23%, 11/18/26 ... 3,385 3,365
L2075024.UP.FTS.B, 23.38%, 11/18/26 ... 4,274 4,240
L2074815.UP.FTS.B, 23.53%, 11/18/26 ... 5,246 5,052
FW2075107.UP.FTS.B, 23.56%, 11/18/26 . 7,453 1,126
L2069953.UP.FTS.B, 23.63%, 11/18/26 ... 2,443 2,406
FW2072043.UP.FTS.B, 23.69%, 11/18/26 . 4,668 90
L2074932.UP.FTS.B, 23.75%, 11/18/26 ... 8,384 7,954
L2073535.UP.FTS.B, 24.04%, 11/18/26 ... 893 881
L2074997.UP.FTS.B, 24.24%, 11/18/26 ... 3,754 3,727
L2073790.UP.FTS.B, 24.3%, 11/18/26 .... 2,834 –
FW2074736.UP.FTS.B, 24.49%, 11/18/26 . 6,265 6,220
L2070695.UP.FTS.B, 24.74%, 11/18/26 ... 4,262 4,205
L2074747.UP.FTS.B, 24.82%, 11/18/26 ... 2,688 2,669
L2073148.UP.FTS.B, 24.83%, 11/18/26 ... 1,343 1,324
L2069647.UP.FTS.B, 24.91%, 11/18/26 ... 4,552 4,396
L2069706.UP.FTS.B, 24.96%, 11/18/26 ... 1,522 1,513
L2072240.UP.FTS.B, 24.96%, 11/18/26 ... 4,338 4,307
L2075043.UP.FTS.B, 25%, 11/18/26 ..... 2,174 155
FW2074975.UP.FTS.B, 25.07%, 11/18/26 . 5,725 411
L2074275.UP.FTS.B, 25.13%, 11/18/26 ... 1,526 1,470
FW2073759.UP.FTS.B, 25.15%, 11/18/26 . 1,074 1,067
L2075027.UP.FTS.B, 25.16%, 11/18/26 ... 5,375 5,343
L2070719.UP.FTS.B, 25.21%, 11/18/26 ... 6,046 5,738
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2073657.UP.FTS.B, 25.23%, 11/18/26 ... $ 1,784 $ 128
L2075204.UP.FTS.B, 25.29%, 11/18/26 ... 4,391 4,365
L2073552.UP.FTS.B, 25.3%, 11/18/26 .... 1,792 1,782
L2070829.UP.FTS.B, 25.31%, 11/18/26 ... 896 883
FW2074782.UP.FTS.B, 25.34%, 11/18/26 . 2,423 2,299
L2073997.UP.FTS.B, 25.36%, 11/18/26 ... 1,800 1,774
L2068374.UP.FTS.B, 25.37%, 11/18/26 ... 4,484 4,457
L2074787.UP.FTS.B, 25.38%, 11/18/26 ... 4,967 4,927
L2070733.UP.FTS.B, 25.4%, 11/18/26 .... 2,689 2,673
L2071257.UP.FTS.B, 25.4%, 11/18/26 .... 864 857
L2075018.UP.FTS.B, 25.44%, 11/18/26 ... 9,194 8,721
L2072594.UP.FTS.B, 25.45%, 11/18/26 ... 1,146 82
L2072907.UP.FTS.B, 25.45%, 11/18/26 ... 3,712 3,520
L2075194.UP.FTS.B, 25.45%, 11/18/26 ... 3,706 558
L2071446.UP.FTS.B, 25.46%, 11/18/26 ... 2,102 151
L2075025.UP.FTS.B, 25.46%, 11/18/26 ... 745 719
L2071644.UP.FTS.B, 25.54%, 11/18/26 ... 5,919 5,883
L2045168.UP.FTS.B, 25.61%, 11/18/26 ... 8,443 8,383
L2074677.UP.FTS.B, 25.72%, 11/18/26 ... 12,397 258
L2075006.UP.FTS.B, 25.72%, 11/18/26 ... 17,309 17,070
FW2068660.UP.FTS.B, 25.77%, 11/18/26 . 4,487 4,460
FW2070278.UP.FTS.B, 25.78%, 11/18/26 . 5,651 405
FW2071761.UP.FTS.B, 25.95%, 11/18/26 . 7,034 1,070
FW2071971.UP.FTS.B, 26.02%, 11/18/26 . 3,711 558
FW2072010.UP.FTS.B, 26.11%, 11/18/26 . 7,652 209
L2070118.UP.FTS.B, 26.13%, 11/18/26 ... 2,336 2,322
L2073139.UP.FTS.B, 26.23%, 11/18/26 ... 5,454 5,178
FW2075060.UP.FTS.B, 26.35%, 11/18/26 . 4,475 4,447
FW2074827.UP.FTS.B, 26.53%, 11/18/26 . 1,872 282
FW2074724.UP.FTS.B, 26.71%, 11/18/26 . 5,685 402
L2071196.UP.FTS.B, 26.88%, 11/18/26 ... 14,411 1,018
FW2074345.UP.FTS.B, 26.9%, 11/18/26 .. 896 862
FW2070047.UP.FTS.B, 27.3%, 11/18/26 .. 1,245 89
FW2062142.UP.FTS.B, 27.35%, 11/18/26 . 18,530 5,428
FW2072098.UP.FTS.B, 27.42%, 11/18/26 . 15,058 14,970
FW2074102.UP.FTS.B, 27.44%, 11/18/26 . 2,339 2,325
FW2073976.UP.FTS.B, 27.83%, 11/18/26 . 1,726 1,713
FW2074661.UP.FTS.B, 27.99%, 11/18/26 . 1,826 1,733
FW2074553.UP.FTS.B, 28.4%, 11/18/26 .. 904 899
FW2059197.UP.FTS.B, 28.55%, 11/18/26 . 9,042 8,989
FW2074755.UP.FTS.B, 28.62%, 11/18/26 . 1,809 1,799
FW2075255.UP.FTS.B, 28.94%, 11/18/26 . 7,241 7,199
FW2072277.UP.FTS.B, 28.95%, 11/18/26 . 4,225 639
FW2075115.UP.FTS.B, 29.25%, 11/18/26 . 5,435 5,404
FW2074160.UP.FTS.B, 29.41%, 11/18/26 . 2,523 2,507
FW2073891.UP.FTS.B, 29.48%, 11/18/26 . 9,895 9,397
FW2074435.UP.FTS.B, 29.62%, 11/18/26 . 6,811 6,766
FW2074265.UP.FTS.B, 29.67%, 11/18/26 . 7,708 7,663
FW2067233.UP.FTS.B, 29.68%, 11/18/26 . 1,632 1,623
FW2074064.UP.FTS.B, 29.92%, 11/18/26 . 1,633 1,624
FW2073951.UP.FTS.B, 29.99%, 11/18/26 . 9,144 9,086
FW2073658.UP.FTS.B, 30.11%, 11/18/26 . 12,375 864
FW2071058.UP.FTS.B, 30.15%, 11/18/26 . 2,179 2,167
FW2069880.UP.FTS.B, 30.4%, 11/18/26 .. 5,451 5,420
FW2073506.UP.FTS.B, 30.43%, 11/18/26 . 891 885
FW2072059.UP.FTS.B, 30.46%, 11/18/26 . 4,089 4,065
FW2072695.UP.FTS.B, 30.47%, 11/18/26 . 909 904
FW2071922.UP.FTS.B, 30.48%, 11/18/26 . 2,230 657

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2074969.UP.FTS.B, 30.51%, 11/18/26 . $ 1,429 $ 100
FW2072528.UP.FTS.B, 30.61%, 11/18/26 . 1,749 1,725
FW2074740.UP.FTS.B, 30.66%, 11/18/26 . 29,181 29,014
FW2071291.UP.FTS.B, 30.75%, 11/18/26 . 2,910 2,893
FW2072339.UP.FTS.B, 30.87%, 11/18/26 . 2,092 2,080
FW2072758.UP.FTS.B, 30.89%, 11/18/26 . 1,368 1,358
FW2067875.UP.FTS.B, 30.93%, 11/18/26 . 1,274 1,266
FW2074443.UP.FTS.B, 30.94%, 11/18/26 . 18,249 18,128
FW2069888.UP.FTS.B, 30.95%, 11/18/26 . 5,095 5,065
FW2073859.UP.FTS.B, 30.99%, 11/18/26 . 1,911 1,900
FW2070830.UP.FTS.B, 31%, 11/18/26 ... 3,548 3,528
FW2073526.UP.FTS.B, 31.02%, 11/18/26 . 1,724 1,714
FW2074592.UP.FTS.B, 31.05%, 11/18/26 . 910 905
FW2072552.UP.FTS.B, 31.11%, 11/18/26 . 7,726 7,338
FW2056277.UP.FTS.B, 31.13%, 11/18/26 . 7,907 7,857
FW2072451.UP.FTS.B, 31.15%, 11/18/26 . 998 992
FW2072386.UP.FTS.B, 31.16%, 11/18/26 . 6,591 1,942
FW2058162.UP.FTS.B, 31.17%, 11/18/26 . 910 905
FW2070865.UP.FTS.B, 31.17%, 11/18/26 . 1,472 1,398
FW2069864.UP.FTS.B, 31.2%, 11/18/26 .. 3,278 3,259
FW2071894.UP.FTS.B, 31.21%, 11/18/26 . 7,465 7,422
FW2070287.UP.FTS.B, 31.24%, 11/18/26 . 3,369 3,349
FW2074713.UP.FTS.B, 31.25%, 11/18/26 . 6,502 1,917
FW2070592.UP.FTS.B, 31.39%, 11/18/26 . 3,803 3,761
FW2073462.UP.FTS.B, 31.41%, 11/18/26 . 2,368 2,354
FW2075149.UP.FTS.B, 31.58%, 11/18/26 . 2,289 159
FW2074829.UP.FTS.B, 32.37%, 11/18/26 . 5,251 364
L2213943.UP.FTS.B, 8.37%, 12/09/26 .... 8,428 8,365
L2216952.UP.FTS.B, 8.42%, 12/09/26 .... 15,472 15,357
L2217859.UP.FTS.B, 8.75%, 12/09/26 .... 17,241 17,113
FW2218197.UP.FTS.B, 9.08%, 12/09/26 .. 43,206 42,889
L2215533.UP.FTS.B, 9.49%, 12/09/26 .... 4,321 4,290
L2214523.UP.FTS.B, 9.75%, 12/09/26 .... 21,691 21,534
L2214639.UP.FTS.B, 9.77%, 12/09/26 .... 7,354 7,300
L2217330.UP.FTS.B, 10.1%, 12/09/26 .... 4,319 4,287
L2218472.UP.FTS.B, 10.62%, 12/09/26 ... 1,761 1,737
L2215023.UP.FTS.B, 10.75%, 12/09/26 ... 7,956 4,181
L2217133.UP.FTS.B, 11.03%, 12/09/26 ... 21,658 21,441
L2214144.UP.FTS.B, 11.27%, 12/09/26 ... 7,509 3,945
L2163677.UP.FTS.B, 11.56%, 12/09/26 ... 27,767 27,489
FW2216190.UP.FTS.B, 12.02%, 12/09/26 . 4,359 4,316
L2214721.UP.FTS.B, 12.86%, 12/09/26 ... 9,356 9,262
L2216322.UP.FTS.B, 12.95%, 12/09/26 ... 9,446 9,353
L2215565.UP.FTS.B, 13.14%, 12/09/26 ... 5,251 5,200
L2216898.UP.FTS.B, 13.16%, 12/09/26 ... 9,190 9,100
L2214318.UP.FTS.B, 13.19%, 12/09/26 ... 2,101 2,078
FW2214435.UP.FTS.B, 13.25%, 12/09/26 . 21,887 21,669
L2218652.UP.FTS.B, 13.28%, 12/09/26 ... 9,281 9,190
L2214819.UP.FTS.B, 13.75%, 12/09/26 ... 5,246 5,195
L2215433.UP.FTS.B, 14.02%, 12/09/26 ... 1,755 1,738
L2218351.UP.FTS.B, 14.35%, 12/09/26 ... 866 858
L2216941.UP.FTS.B, 14.73%, 12/09/26 ... 2,639 2,614
L2212982.UP.FTS.B, 14.94%, 12/09/26 ... 6,162 6,103
L2217202.UP.FTS.B, 15.56%, 12/09/26 ... 3,704 3,669
L2215625.UP.FTS.B, 15.65%, 12/09/26 ... 9,727 9,588
FW2214828.UP.FTS.B, 15.83%, 12/09/26 . 9,710 9,575
FW2217553.UP.FTS.B, 16.03%, 12/09/26 . 5,189 5,138
L2216039.UP.FTS.B, 16.11%, 12/09/26 ... 4,418 4,356
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2215838.UP.FTS.B, 16.38%, 12/09/26 . $ 7,066 $ 6,968
FW2214018.UP.FTS.B, 16.4%, 12/09/26 .. 17,687 17,441
L2215859.UP.FTS.B, 16.43%, 12/09/26 ... 3,803 3,750
L2217862.UP.FTS.B, 16.51%, 12/09/26 ... 9,731 9,592
L2215442.UP.FTS.B, 16.68%, 12/09/26 ... 2,478 2,443
L2217548.UP.FTS.B, 17.23%, 12/09/26 ... 13,298 13,114
L2216987.UP.FTS.B, 17.24%, 12/09/26 ... 8,823 8,672
L2218677.UP.FTS.B, 17.27%, 12/09/26 ... 5,320 5,246
L2216029.UP.FTS.B, 17.52%, 12/09/26 ... 6,232 6,144
L2217491.UP.FTS.B, 17.56%, 12/09/26 ... 2,789 1,544
L2214231.UP.FTS.B, 17.61%, 12/09/26 ... 3,284 3,239
L2215266.UP.FTS.B, 17.71%, 12/09/26 ... 7,103 7,005
L2217603.UP.FTS.B, 17.91%, 12/09/26 ... 5,797 5,716
FW2216465.UP.FTS.B, 18.28%, 12/09/26 . 1,780 1,755
L2215903.UP.FTS.B, 18.3%, 12/09/26 .... 3,550 3,501
L2190045.UP.FTS.B, 18.31%, 12/09/26 ... 4,884 2,705
L2214500.UP.FTS.B, 18.31%, 12/09/26 ... 29,221 16,230
FW2213955.UP.FTS.B, 18.45%, 12/09/26 . 8,009 7,898
L2217227.UP.FTS.B, 18.97%, 12/09/26 ... 9,803 9,638
L2214101.UP.FTS.B, 19.31%, 12/09/26 ... 5,926 846
L2215706.UP.FTS.B, 19.38%, 12/09/26 ... 2,231 2,200
L2217348.UP.FTS.B, 19.38%, 12/09/26 ... – –
L1356992.UP.FTS.B, 19.62%, 12/09/26 ... 18,240 2,519
L2213701.UP.FTS.B, 19.91%, 12/09/26 ... 2,592 2,548
L2215303.UP.FTS.B, 20.05%, 12/09/26 ... 6,258 6,196
L2215734.UP.FTS.B, 20.13%, 12/09/26 ... 30,991 2,235
L2216965.UP.FTS.B, 20.16%, 12/09/26 ... 31,300 30,874
L2215373.UP.FTS.B, 20.25%, 12/09/26 ... 895 882
FW2216994.UP.FTS.B, 20.27%, 12/09/26 . 19,929 1,434
FW2217873.UP.FTS.B, 20.4%, 12/09/26 .. 4,867 4,785
L2214363.UP.FTS.B, 20.5%, 12/09/26 .... 15,093 406
FW2214210.UP.FTS.B, 20.55%, 12/09/26 . 4,477 4,402
L2217490.UP.FTS.B, 20.86%, 12/09/26 ... 22,406 22,186
FW2213572.UP.FTS.B, 21.18%, 12/09/26 . 2,242 2,220
FW2215092.UP.FTS.B, 21.19%, 12/09/26 . 8,970 8,882
FW2215010.UP.FTS.B, 21.32%, 12/09/26 . 1,792 1,767
L2214734.UP.FTS.B, 21.37%, 12/09/26 ... 9,722 9,557
L2216862.UP.FTS.B, 21.41%, 12/09/26 ... 1,801 1,771
FW2215319.UP.FTS.B, 21.51%, 12/09/26 . 3,591 3,556
L2216377.UP.FTS.B, 21.52%, 12/09/26 ... 14,364 14,223
L2215585.UP.FTS.B, 21.73%, 12/09/26 ... 44,915 44,308
L2216265.UP.FTS.B, 21.78%, 12/09/26 ... 4,492 4,448
L2217016.UP.FTS.B, 21.8%, 12/09/26 .... 4,157 4,110
L2214771.UP.FTS.B, 21.93%, 12/09/26 ... 2,157 2,136
L2217244.UP.FTS.B, 21.96%, 12/09/26 ... 4,494 4,419
FW2217920.UP.FTS.B, 22.05%, 12/09/26 . 3,596 3,561
FW2218437.UP.FTS.B, 22.08%, 12/09/26 . 2,246 2,224
FW2217042.UP.FTS.B, 22.14%, 12/09/26 . 4,468 4,423
L2213576.UP.FTS.B, 22.2%, 12/09/26 .... 3,120 3,065
L2216013.UP.FTS.B, 22.2%, 12/09/26 .... 3,328 3,296
FW2217488.UP.FTS.B, 22.29%, 12/09/26 . 906 891
L2217604.UP.FTS.B, 22.37%, 12/09/26 ... 3,189 1,825
L2217530.UP.FTS.B, 22.65%, 12/09/26 ... 4,053 4,010
L2216810.UP.FTS.B, 22.84%, 12/09/26 ... 17,697 5,063
L2199212.UP.FTS.B, 23.01%, 12/09/26 ... 14,453 14,299
FW2215013.UP.FTS.B, 23.03%, 12/09/26 . 11,960 11,788
FW2209695.UP.FTS.B, 23.37%, 12/09/26 . 4,485 4,440
L2214174.UP.FTS.B, 23.38%, 12/09/26 ... 953 936

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2218623.UP.FTS.B, 23.41%, 12/09/26 ... $ 3,971 $ 3,932
FW2215830.UP.FTS.B, 23.46%, 12/09/26 . 993 983
FW2216012.UP.FTS.B, 23.5%, 12/09/26 .. 13,539 13,408
L2217598.UP.FTS.B, 23.52%, 12/09/26 ... 8,666 8,582
L2216754.UP.FTS.B, 23.73%, 12/09/26 ... 12,199 12,076
L2218003.UP.FTS.B, 23.87%, 12/09/26 ... 2,259 2,237
L2214776.UP.FTS.B, 24.04%, 12/09/26 ... 10,000 5,926
FW2215962.UP.FTS.B, 24.1%, 12/09/26 .. 4,521 4,477
FW2218127.UP.FTS.B, 24.14%, 12/09/26 . 9,042 8,955
L2198465.UP.FTS.B, 24.17%, 12/09/26 ... 4,487 4,442
L2216720.UP.FTS.B, 24.17%, 12/09/26 ... 48,180 3,446
L2216002.UP.FTS.B, 24.2%, 12/09/26 .... 4,281 4,238
FW2214164.UP.FTS.B, 24.23%, 12/09/26 . 31,835 31,309
L2215396.UP.FTS.B, 24.34%, 12/09/26 ... 3,883 3,845
FW2214689.UP.FTS.B, 24.38%, 12/09/26 . 8,138 8,059
L2216646.UP.FTS.B, 24.42%, 12/09/26 ... 9,172 5,437
L2218752.UP.FTS.B, 24.44%, 12/09/26 ... 1,525 1,510
L2216938.UP.FTS.B, 24.5%, 12/09/26 .... 8,283 597
FW2217399.UP.FTS.B, 24.73%, 12/09/26 . 6,487 6,422
L2217818.UP.FTS.B, 24.73%, 12/09/26 ... 1,646 1,629
L2217516.UP.FTS.B, 24.76%, 12/09/26 ... 1,350 1,336
FW2214209.UP.FTS.B, 24.78%, 12/09/26 . 3,635 3,597
L2218428.UP.FTS.B, 25.03%, 12/09/26 ... 1,359 1,346
L2215888.UP.FTS.B, 25.06%, 12/09/26 ... 946 8
L2216782.UP.FTS.B, 25.06%, 12/09/26 ... 3,166 3,114
L2215729.UP.FTS.B, 25.13%, 12/09/26 ... 13,655 13,513
L2215091.UP.FTS.B, 25.15%, 12/09/26 ... 2,936 1,742
L2214317.UP.FTS.B, 25.17%, 12/09/26 ... 4,443 4,384
L2215559.UP.FTS.B, 25.19%, 12/09/26 ... 1,352 1,330
FW2217651.UP.FTS.B, 25.2%, 12/09/26 .. 3,669 2,176
L2215589.UP.FTS.B, 25.25%, 12/09/26 ... 2,002 1,967
L2217252.UP.FTS.B, 25.25%, 12/09/26 ... 1,797 1,767
L2215557.UP.FTS.B, 25.29%, 12/09/26 ... 2,086 2,066
FW2217958.UP.FTS.B, 25.35%, 12/09/26 . 4,082 4,043
L2215431.UP.FTS.B, 25.39%, 12/09/26 ... 2,086 2,059
L2213659.UP.FTS.B, 25.4%, 12/09/26 .... 3,447 3,414
L2217765.UP.FTS.B, 25.4%, 12/09/26 .... 998 988
L2215136.UP.FTS.B, 25.42%, 12/09/26 ... 4,445 4,372
L2216524.UP.FTS.B, 25.42%, 12/09/26 ... 8,966 8,879
L2214897.UP.FTS.B, 25.44%, 12/09/26 ... 14,879 14,736
L2214140.UP.FTS.B, 25.45%, 12/09/26 ... 3,029 2,990
L2217964.UP.FTS.B, 25.45%, 12/09/26 ... 5,806 5,751
L2213733.UP.FTS.B, 25.47%, 12/09/26 ... 1,133 1,112
L2214064.UP.FTS.B, 25.48%, 12/09/26 ... 4,446 4,403
L2216607.UP.FTS.B, 25.48%, 12/09/26 ... 2,722 2,696
L2216927.UP.FTS.B, 25.5%, 12/09/26 .... 1,270 1,258
L2214552.UP.FTS.B, 25.53%, 12/09/26 ... 4,537 4,494
FW2216203.UP.FTS.B, 25.54%, 12/09/26 . 6,181 6,115
L2215071.UP.FTS.B, 25.57%, 12/09/26 ... 4,032 3,987
L2214345.UP.FTS.B, 25.65%, 12/09/26 ... 2,724 2,695
L2214388.UP.FTS.B, 25.7%, 12/09/26 .... 3,366 3,331
L2218260.UP.FTS.B, 25.7%, 12/09/26 .... 5,992 5,934
L2213909.UP.FTS.B, 25.76%, 12/09/26 ... 4,950 2,937
FW2217031.UP.FTS.B, 25.82%, 12/09/26 . 5,532 3,285
L2218303.UP.FTS.B, 25.88%, 12/09/26 ... 5,813 5,757
L2214062.UP.FTS.B, 25.9%, 12/09/26 .... 3,543 3,506
L2216795.UP.FTS.B, 26.15%, 12/09/26 ... 12,270 12,153
L2217875.UP.FTS.B, 26.21%, 12/09/26 ... 7,301 7,225
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2214935.UP.FTS.B, 26.5%, 12/09/26 .. $ 661 $ 649
FW2214103.UP.FTS.B, 26.54%, 12/09/26 . 27,294 27,034
FW2216892.UP.FTS.B, 26.56%, 12/09/26 . 1,461 39
L2218511.UP.FTS.B, 26.56%, 12/09/26 ... 6,786 4,042
FW2214150.UP.FTS.B, 26.84%, 12/09/26 . 2,003 1,984
FW2214024.UP.FTS.B, 26.86%, 12/09/26 . 5,170 5,115
FW2215535.UP.FTS.B, 27.65%, 12/09/26 . 9,009 33
FW2215384.UP.FTS.B, 27.87%, 12/09/26 . 9,128 9,042
FW2214874.UP.FTS.B, 27.9%, 12/09/26 .. 4,564 4,521
FW2214657.UP.FTS.B, 27.98%, 12/09/26 . 913 904
FW2215725.UP.FTS.B, 28.05%, 12/09/26 . 7,307 7,238
FW2217484.UP.FTS.B, 28.11%, 12/09/26 . 8,240 8,155
FW2216921.UP.FTS.B, 28.44%, 12/09/26 . 15,725 15,576
FW2215661.UP.FTS.B, 28.62%, 12/09/26 . 10,974 10,870
FW2216936.UP.FTS.B, 28.81%, 12/09/26 . 4,635 2,759
FW2217297.UP.FTS.B, 28.83%, 12/09/26 . 2,745 2,719
FW2215767.UP.FTS.B, 28.86%, 12/09/26 . 18,729 11,166
FW2216442.UP.FTS.B, 29.14%, 12/09/26 . 8,294 8,211
FW2215387.UP.FTS.B, 29.86%, 12/09/26 . 952 (9)
FW2216717.UP.FTS.B, 29.9%, 12/09/26 .. 1,192 1,181
FW2216931.UP.FTS.B, 29.9%, 12/09/26 .. 7,420 2,137
FW2218562.UP.FTS.B, 29.96%, 12/09/26 . 917 908
FW2218668.UP.FTS.B, 30.04%, 12/09/26 . 1,835 1,818
FW2216920.UP.FTS.B, 30.07%, 12/09/26 . 951 (11)
FW2216935.UP.FTS.B, 30.07%, 12/09/26 . 1,173 1,155
FW2216312.UP.FTS.B, 30.43%, 12/09/26 . 16,163 15,933
FW2215268.UP.FTS.B, 30.49%, 12/09/26 . 879 865
FW2217960.UP.FTS.B, 30.51%, 12/09/26 . 4,593 4,550
FW2217757.UP.FTS.B, 30.55%, 12/09/26 . 2,786 2,757
FW2216336.UP.FTS.B, 30.57%, 12/09/26 . 15,157 15,016
FW2215575.UP.FTS.B, 30.72%, 12/09/26 . 3,327 3,294
FW2218331.UP.FTS.B, 30.75%, 12/09/26 . 5,531 5,475
FW2214286.UP.FTS.B, 30.83%, 12/09/26 . 19,379 19,192
FW2216633.UP.FTS.B, 30.84%, 12/09/26 . 919 911
FW2216308.UP.FTS.B, 30.91%, 12/09/26 . 3,027 2,998
FW2218159.UP.FTS.B, 30.95%, 12/09/26 . 9,975 9,788
FW2213785.UP.FTS.B, 30.97%, 12/09/26 . 2,885 2,855
FW2214513.UP.FTS.B, 31.01%, 12/09/26 . 2,909 206
FW2205180.UP.FTS.B, 31.15%, 12/09/26 . 26,215 25,971
FW2216383.UP.FTS.B, 31.17%, 12/09/26 . 6,071 5,973
FW2216908.UP.FTS.B, 31.2%, 12/09/26 .. 3,152 1,880
FW2214022.UP.FTS.B, 31.21%, 12/09/26 . 4,416 4,375
FW2217115.UP.FTS.B, 31.21%, 12/09/26 . 2,116 148
FW2217843.UP.FTS.B, 31.21%, 12/09/26 . 1,194 712
FW2213968.UP.FTS.B, 31.23%, 12/09/26 . 25,226 1,786
FW2218521.UP.FTS.B, 31.24%, 12/09/26 . 3,078 898
FW2216011.UP.FTS.B, 31.3%, 12/09/26 .. 2,025 2,004
FW2215916.UP.FTS.B, 31.42%, 12/09/26 . 1,565 1,550
FW2214674.UP.FTS.B, 31.47%, 12/09/26 . 2,392 2,369
FW2217430.UP.FTS.B, 31.5%, 12/09/26 .. 3,928 3,889
FW2215821.UP.FTS.B, 31.64%, 12/09/26 . 7,366 7,298
FW2216725.UP.FTS.B, 31.78%, 12/09/26 . 5,280 5,228
FW2216867.UP.FTS.B, 31.83%, 12/09/26 . 4,865 4,819
FW2215587.UP.FTS.B, 32.03%, 12/09/26 . 7,164 (125)
FW2217138.UP.FTS.B, 32.58%, 12/09/26 . 6,650 6,582
FW2219336.UP.FTS.B, 7.29%, 12/10/26 .. 8,574 8,511
L2221765.UP.FTS.B, 7.56%, 12/10/26 .... 8,585 8,521
FW2218855.UP.FTS.B, 7.72%, 12/10/26 .. 6,039 6,005

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2220935.UP.FTS.B, 8.04%, 12/10/26 .... $ 9,458 $ 9,388
L2220551.UP.FTS.B, 8.19%, 12/10/26 .... 1,893 1,879
L2222014.UP.FTS.B, 9.11%, 12/10/26 .... 21,578 21,422
L2220654.UP.FTS.B, 9.13%, 12/10/26 .... 21,442 21,286
L2220216.UP.FTS.B, 9.67%, 12/10/26 .... 17,500 17,355
L2221664.UP.FTS.B, 9.98%, 12/10/26 .... 7,733 7,645
FW2219804.UP.FTS.B, 10.44%, 12/10/26 . 8,672 8,586
L2219088.UP.FTS.B, 10.44%, 12/10/26 ... 18,619 18,435
FW2222412.UP.FTS.B, 10.49%, 12/10/26 . 867 861
L2220336.UP.FTS.B, 11.03%, 12/10/26 ... 4,943 4,890
L2220236.UP.FTS.B, 11.73%, 12/10/26 ... 18,730 18,547
L2221415.UP.FTS.B, 11.88%, 12/10/26 ... 5,054 5,005
L2222334.UP.FTS.B, 11.99%, 12/10/26 ... 13,082 950
L2222184.UP.FTS.B, 12.02%, 12/10/26 ... 7,324 7,251
L2220985.UP.FTS.B, 12.19%, 12/10/26 ... 1,742 1,725
L2220260.UP.FTS.B, 12.23%, 12/10/26 ... 43,626 43,202
L2218865.UP.FTS.B, 12.56%, 12/10/26 ... 2,617 2,592
L2211511.UP.FTS.B, 12.64%, 12/10/26 ... 44,869 23,634
L2221618.UP.FTS.B, 12.8%, 12/10/26 .... 4,828 4,776
L2221708.UP.FTS.B, 13%, 12/10/26 ..... 4,252 4,206
FW2220027.UP.FTS.B, 13.09%, 12/10/26 . 8,750 8,666
FW2220942.UP.FTS.B, 13.11%, 12/10/26 . 3,947 3,908
L2221352.UP.FTS.B, 13.11%, 12/10/26 ... 871 862
L2221255.UP.FTS.B, 13.17%, 12/10/26 ... 6,564 6,501
L2220245.UP.FTS.B, 13.24%, 12/10/26 ... 23,287 23,063
L2220618.UP.FTS.B, 13.32%, 12/10/26 ... 37,479 37,118
L2221709.UP.FTS.B, 13.43%, 12/10/26 ... 13,928 13,794
L2218875.UP.FTS.B, 13.44%, 12/10/26 ... 10,512 10,411
L2221936.UP.FTS.B, 13.59%, 12/10/26 ... 5,609 5,556
L2220922.UP.FTS.B, 13.6%, 12/10/26 .... 6,135 6,076
L2222570.UP.FTS.B, 13.7%, 12/10/26 .... 4,393 4,350
L2219610.UP.FTS.B, 13.72%, 12/10/26 ... 2,821 204
L2194347.UP.FTS.B, 13.85%, 12/10/26 ... 5,241 5,190
L2211103.UP.FTS.B, 13.86%, 12/10/26 ... 11,442 11,331
FW2219474.UP.FTS.B, 13.95%, 12/10/26 . 8,988 4,734
L2222515.UP.FTS.B, 14.14%, 12/10/26 ... 6,147 6,087
L2221071.UP.FTS.B, 14.15%, 12/10/26 ... 7,463 7,392
FW2219337.UP.FTS.B, 14.64%, 12/10/26 . 5,276 5,226
L2219179.UP.FTS.B, 14.67%, 12/10/26 ... 3,429 3,395
L2221548.UP.FTS.B, 14.74%, 12/10/26 ... 880 871
L2220695.UP.FTS.B, 14.81%, 12/10/26 ... 4,402 4,359
FW2222326.UP.FTS.B, 14.82%, 12/10/26 . 15,399 15,252
L2221125.UP.FTS.B, 15.5%, 12/10/26 .... 1,764 1,747
L2219252.UP.FTS.B, 15.58%, 12/10/26 ... 4,670 4,594
L2218671.UP.FTS.B, 15.6%, 12/10/26 .... 4,411 4,348
L2219311.UP.FTS.B, 15.7%, 12/10/26 .... 17,295 17,058
L2194261.UP.FTS.B, 15.71%, 12/10/26 ... 10,326 10,178
FW2219230.UP.FTS.B, 15.75%, 12/10/26 . 9,785 9,650
L2220760.UP.FTS.B, 15.79%, 12/10/26 ... 2,913 2,873
L2219293.UP.FTS.B, 15.87%, 12/10/26 ... 13,243 13,116
L2220004.UP.FTS.B, 15.97%, 12/10/26 ... 4,603 4,559
L2222083.UP.FTS.B, 16.07%, 12/10/26 ... 1,325 1,313
L2219654.UP.FTS.B, 16.29%, 12/10/26 ... 2,755 2,716
FW2221540.UP.FTS.B, 16.4%, 12/10/26 .. 1,000 982
FW2221673.UP.FTS.B, 16.43%, 12/10/26 . 4,777 345
L2219994.UP.FTS.B, 16.63%, 12/10/26 ... 6,364 1,623
FW2221359.UP.FTS.B, 17.28%, 12/10/26 . 3,015 2,973
L2219369.UP.FTS.B, 17.34%, 12/10/26 ... 8,869 8,787
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2221538.UP.FTS.B, 17.36%, 12/10/26 . $ 14,191 $ 13,998
L2219356.UP.FTS.B, 17.56%, 12/10/26 ... 9,496 9,367
L2183750.UP.FTS.B, 17.62%, 12/10/26 ... 7,101 7,005
L2220037.UP.FTS.B, 17.77%, 12/10/26 ... 2,842 2,803
L2220747.UP.FTS.B, 18.08%, 12/10/26 ... 9,144 5,084
L2219692.UP.FTS.B, 18.1%, 12/10/26 .... 2,845 2,806
L2222111.UP.FTS.B, 18.1%, 12/10/26 .... 4,889 4,823
FW2217304.UP.FTS.B, 18.29%, 12/10/26 . 865 850
L2219741.UP.FTS.B, 18.33%, 12/10/26 ... 4,804 4,724
FW2219267.UP.FTS.B, 18.39%, 12/10/26 . 7,119 6,998
L2218279.UP.FTS.B, 18.41%, 12/10/26 ... 4,441 4,367
L2220278.UP.FTS.B, 18.47%, 12/10/26 ... 5,339 5,267
L2221746.UP.FTS.B, 18.66%, 12/10/26 ... 4,814 697
L2221646.UP.FTS.B, 18.79%, 12/10/26 ... 8,903 8,755
L2211401.UP.FTS.B, 18.86%, 12/10/26 ... 27,493 15,760
L2206502.UP.FTS.B, 18.87%, 12/10/26 ... 1,604 1,582
L2219245.UP.FTS.B, 18.95%, 12/10/26 ... 926 125
L2210120.UP.FTS.B, 18.97%, 12/10/26 ... 3,030 2,979
FW2218896.UP.FTS.B, 19.03%, 12/10/26 . 7,131 7,013
FW2219505.UP.FTS.B, 19.04%, 12/10/26 . 20,525 20,176
L2221598.UP.FTS.B, 19.31%, 12/10/26 ... 33,170 2,394
L2219936.UP.FTS.B, 19.32%, 12/10/26 ... 10,438 10,298
FW2219062.UP.FTS.B, 19.4%, 12/10/26 .. 5,337 5,249
L2221797.UP.FTS.B, 19.44%, 12/10/26 ... 15,130 14,878
L2221701.UP.FTS.B, 19.55%, 12/10/26 ... 6,445 3,586
L2221919.UP.FTS.B, 19.66%, 12/10/26 ... 5,001 4,918
L2220257.UP.FTS.B, 19.73%, 12/10/26 ... 4,466 4,406
L2221739.UP.FTS.B, 19.78%, 12/10/26 ... 8,040 7,963
L2221097.UP.FTS.B, 19.86%, 12/10/26 ... 2,186 2,148
L2222299.UP.FTS.B, 20.17%, 12/10/26 ... 5,366 5,294
L2220113.UP.FTS.B, 20.52%, 12/10/26 ... 4,477 4,434
L2219823.UP.FTS.B, 20.59%, 12/10/26 ... 5,072 5,003
L2221612.UP.FTS.B, 20.59%, 12/10/26 ... 10,758 10,644
FW2219339.UP.FTS.B, 20.87%, 12/10/26 . 1,917 139
L2219928.UP.FTS.B, 20.9%, 12/10/26 .... 3,685 3,607
L2222005.UP.FTS.B, 20.98%, 12/10/26 ... 13,025 12,843
L2221600.UP.FTS.B, 21.39%, 12/10/26 ... 8,615 8,501
FW2219568.UP.FTS.B, 21.42%, 12/10/26 . 738 726
L2222012.UP.FTS.B, 21.64%, 12/10/26 ... 3,155 3,122
FW2219145.UP.FTS.B, 21.86%, 12/10/26 . 15,097 14,955
L2221488.UP.FTS.B, 22.09%, 12/10/26 ... 1,405 837
FW2220653.UP.FTS.B, 22.15%, 12/10/26 . 5,435 5,380
FW2220221.UP.FTS.B, 22.46%, 12/10/26 . 6,301 6,241
L2218789.UP.FTS.B, 22.64%, 12/10/26 ... 5,403 5,352
L2217989.UP.FTS.B, 22.68%, 12/10/26 ... 4,101 585
L2219015.UP.FTS.B, 22.73%, 12/10/26 ... 6,305 6,246
FW2220294.UP.FTS.B, 22.87%, 12/10/26 . 18,171 17,991
L2219342.UP.FTS.B, 22.94%, 12/10/26 ... 2,737 1,621
L2222328.UP.FTS.B, 22.95%, 12/10/26 ... 18,026 17,857
L2219249.UP.FTS.B, 23.16%, 12/10/26 ... 5,335 5,280
L2221493.UP.FTS.B, 23.3%, 12/10/26 .... 3,611 3,574
L2220687.UP.FTS.B, 23.72%, 12/10/26 ... 2,703 2,678
FW2220079.UP.FTS.B, 23.76%, 12/10/26 . 3,147 3,107
FW2221047.UP.FTS.B, 23.77%, 12/10/26 . 4,155 4,116
L2222165.UP.FTS.B, 23.77%, 12/10/26 ... 5,867 5,812
L2222062.UP.FTS.B, 23.82%, 12/10/26 ... 11,317 11,130
L2222173.UP.FTS.B, 23.88%, 12/10/26 ... 12,643 12,525
L2220670.UP.FTS.B, 23.96%, 12/10/26 ... 2,909 2,869

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2214196.UP.FTS.B, 23.98%, 12/10/26 . $ 5,446 $ 5,391
L2222118.UP.FTS.B, 24.15%, 12/10/26 ... 2,713 2,687
FW2220266.UP.FTS.B, 24.3%, 12/10/26 .. 3,321 955
L2219719.UP.FTS.B, 24.34%, 12/10/26 ... 1,357 1,343
FW2220794.UP.FTS.B, 24.46%, 12/10/26 . 4,752 4,705
L2219944.UP.FTS.B, 24.47%, 12/10/26 ... 2,602 2,573
FW2220709.UP.FTS.B, 24.66%, 12/10/26 . 2,170 619
L2222302.UP.FTS.B, 24.68%, 12/10/26 ... 4,528 4,486
L2221940.UP.FTS.B, 24.71%, 12/10/26 ... 4,980 4,934
L2220990.UP.FTS.B, 24.8%, 12/10/26 .... 4,580 4,536
L2218904.UP.FTS.B, 24.83%, 12/10/26 ... 18,116 17,948
L2220582.UP.FTS.B, 24.94%, 12/10/26 ... 7,743 4,592
FW2222025.UP.FTS.B, 24.95%, 12/10/26 . 9,062 8,978
L2221318.UP.FTS.B, 24.95%, 12/10/26 ... 2,175 2,155
FW2221001.UP.FTS.B, 24.99%, 12/10/26 . 4,531 4,489
L2221560.UP.FTS.B, 25.03%, 12/10/26 ... 2,169 2,148
L2213266.UP.FTS.B, 25.07%, 12/10/26 ... 1,028 73
L2219295.UP.FTS.B, 25.08%, 12/10/26 ... 8,213 585
L2220844.UP.FTS.B, 25.09%, 12/10/26 ... 2,357 2,335
L2222466.UP.FTS.B, 25.12%, 12/10/26 ... 9,518 9,430
FW2219598.UP.FTS.B, 25.14%, 12/10/26 . 1,808 1,791
L2222197.UP.FTS.B, 25.16%, 12/10/26 ... 2,419 1,441
FW2220337.UP.FTS.B, 25.2%, 12/10/26 .. 3,653 3,616
FW2219626.UP.FTS.B, 25.21%, 12/10/26 . 4,896 4,851
L2219105.UP.FTS.B, 25.3%, 12/10/26 .... 10,067 9,974
L2209708.UP.FTS.B, 25.32%, 12/10/26 ... 1,360 1,348
L2219458.UP.FTS.B, 25.35%, 12/10/26 ... 1,927 1,108
L2221412.UP.FTS.B, 25.35%, 12/10/26 ... 1,460 104
L2222460.UP.FTS.B, 25.39%, 12/10/26 ... 2,958 2,925
FW2218886.UP.FTS.B, 25.43%, 12/10/26 . 7,690 2,229
FW2220401.UP.FTS.B, 25.43%, 12/10/26 . 2,782 799
L2221428.UP.FTS.B, 25.43%, 12/10/26 ... 8,626 5,122
L2219496.UP.FTS.B, 25.44%, 12/10/26 ... 1,113 319
L2221819.UP.FTS.B, 25.44%, 12/10/26 ... 13,820 984
L2219737.UP.FTS.B, 25.45%, 12/10/26 ... 2,087 2,067
L2218573.UP.FTS.B, 25.46%, 12/10/26 ... 4,406 2,616
L2222516.UP.FTS.B, 25.46%, 12/10/26 ... 985 971
L2218665.UP.FTS.B, 25.47%, 12/10/26 ... 2,171 2,151
L2181395.UP.FTS.B, 25.48%, 12/10/26 ... 4,451 1,278
L2222196.UP.FTS.B, 25.5%, 12/10/26 .... 2,178 2,158
L2222524.UP.FTS.B, 25.5%, 12/10/26 .... 2,450 2,427
L2219005.UP.FTS.B, 25.75%, 12/10/26 ... 3,269 3,239
L2219909.UP.FTS.B, 25.83%, 12/10/26 ... 2,750 2,723
L2218850.UP.FTS.B, 25.86%, 12/10/26 ... 8,731 8,643
L2215001.UP.FTS.B, 25.92%, 12/10/26 ... 3,756 3,702
FW2221345.UP.FTS.B, 26.17%, 12/10/26 . 2,668 2,641
FW2217975.UP.FTS.B, 26.18%, 12/10/26 . 33,632 33,323
FW2221416.UP.FTS.B, 26.49%, 12/10/26 . 3,639 3,605
L2220148.UP.FTS.B, 26.68%, 12/10/26 ... 5,006 4,925
FW2222082.UP.FTS.B, 26.8%, 12/10/26 .. 21,822 1,546
FW2216682.UP.FTS.B, 26.9%, 12/10/26 .. 5,464 5,414
FW2221698.UP.FTS.B, 26.97%, 12/10/26 . 7,321 7,248
FW2220970.UP.FTS.B, 26.98%, 12/10/26 . 846 835
FW2220451.UP.FTS.B, 27.06%, 12/10/26 . 29,822 4,321
FW2219378.UP.FTS.B, 27.07%, 12/10/26 . 10,932 10,832
FW2221051.UP.FTS.B, 27.18%, 12/10/26 . 10,026 9,934
FW2221990.UP.FTS.B, 27.25%, 12/10/26 . 5,316 380
FW2219807.UP.FTS.B, 27.31%, 12/10/26 . 5,398 5,345
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2221994.UP.FTS.B, 27.39%, 12/10/26 . $ 2,370 $ 2,349
FW2220411.UP.FTS.B, 27.41%, 12/10/26 . 5,531 3,291
FW2220729.UP.FTS.B, 27.41%, 12/10/26 . 8,023 7,950
FW2220416.UP.FTS.B, 27.46%, 12/10/26 . 2,735 2,710
FW2218817.UP.FTS.B, 27.5%, 12/10/26 .. 4,890 4,839
FW2221398.UP.FTS.B, 27.53%, 12/10/26 . 4,789 4,743
L2219250.UP.FTS.B, 27.55%, 12/10/26 ... 22,584 22,375
FW2221651.UP.FTS.B, 27.6%, 12/10/26 .. 9,122 9,039
FW2220064.UP.FTS.B, 27.61%, 12/10/26 . 2,176 2,155
FW2215355.UP.FTS.B, 27.68%, 12/10/26 . 1,054 74
FW2215062.UP.FTS.B, 27.89%, 12/10/26 . 2,361 2,339
FW2218990.UP.FTS.B, 27.91%, 12/10/26 . 1,770 126
FW2219635.UP.FTS.B, 27.99%, 12/10/26 . 8,798 8,701
FW2219847.UP.FTS.B, 28.03%, 12/10/26 . 5,481 5,425
FW2220128.UP.FTS.B, 28.06%, 12/10/26 . 4,566 4,524
FW2220187.UP.FTS.B, 28.24%, 12/10/26 . 4,917 347
FW2219943.UP.FTS.B, 28.3%, 12/10/26 .. 9,868 9,778
FW2217890.UP.FTS.B, 28.41%, 12/10/26 . 1,645 1,630
FW2219819.UP.FTS.B, 28.69%, 12/10/26 . 17,454 17,283
FW2221547.UP.FTS.B, 28.78%, 12/10/26 . 3,202 3,173
FW2221253.UP.FTS.B, 28.97%, 12/10/26 . 6,406 6,348
FW2220333.UP.FTS.B, 29.02%, 12/10/26 . 5,366 382
FW2222054.UP.FTS.B, 29.08%, 12/10/26 . 7,324 7,257
FW2221264.UP.FTS.B, 29.23%, 12/10/26 . 5,423 381
FW2219596.UP.FTS.B, 29.28%, 12/10/26 . 4,813 2,869
FW2219042.UP.FTS.B, 29.37%, 12/10/26 . 6,909 6,843
FW2218160.UP.FTS.B, 29.47%, 12/10/26 . 4,398 4,359
FW2219414.UP.FTS.B, 29.72%, 12/10/26 . 5,632 3,365
FW2218780.UP.FTS.B, 29.8%, 12/10/26 .. 5,054 3,018
FW2220353.UP.FTS.B, 29.92%, 12/10/26 . 2,760 2,733
FW2218450.UP.FTS.B, 29.93%, 12/10/26 . 1,538 108
FW2222345.UP.FTS.B, 30.23%, 12/10/26 . 6,495 6,430
FW2221075.UP.FTS.B, 30.26%, 12/10/26 . 3,213 3,184
FW2221564.UP.FTS.B, 30.28%, 12/10/26 . 3,489 3,457
FW2217065.UP.FTS.B, 30.33%, 12/10/26 . 4,131 4,094
FW2221531.UP.FTS.B, 30.36%, 12/10/26 . 3,214 3,185
FW2220084.UP.FTS.B, 30.41%, 12/10/26 . 1,836 1,820
FW2221439.UP.FTS.B, 30.5%, 12/10/26 .. 2,021 2,002
FW2221749.UP.FTS.B, 30.5%, 12/10/26 .. 1,052 1,040
FW2221679.UP.FTS.B, 30.52%, 12/10/26 . 2,864 2,825
FW2218883.UP.FTS.B, 30.53%, 12/10/26 . 7,350 7,277
FW2219455.UP.FTS.B, 30.53%, 12/10/26 . 1,402 405
FW2219854.UP.FTS.B, 30.55%, 12/10/26 . 3,277 948
FW2220470.UP.FTS.B, 30.6%, 12/10/26 .. 3,680 1,066
FW2219637.UP.FTS.B, 30.65%, 12/10/26 . 2,740 2,715
FW2219219.UP.FTS.B, 30.68%, 12/10/26 . 3,216 3,165
FW2221500.UP.FTS.B, 30.88%, 12/10/26 . 1,511 904
FW2222124.UP.FTS.B, 30.9%, 12/10/26 .. 668 656
FW2215534.UP.FTS.B, 30.92%, 12/10/26 . 919 911
FW2221902.UP.FTS.B, 30.92%, 12/10/26 . 1,577 456
FW2219745.UP.FTS.B, 31.03%, 12/10/26 . 2,115 2,096
FW2220907.UP.FTS.B, 31.08%, 12/10/26 . 8,674 606
FW2218787.UP.FTS.B, 31.1%, 12/10/26 .. 7,885 551
FW2219211.UP.FTS.B, 31.11%, 12/10/26 . 4,162 4,122
FW2220020.UP.FTS.B, 31.12%, 12/10/26 . 1,022 610
FW2218821.UP.FTS.B, 31.13%, 12/10/26 . 2,207 2,188
FW2221543.UP.FTS.B, 31.13%, 12/10/26 . 4,417 4,373
FW2215261.UP.FTS.B, 31.21%, 12/10/26 . 1,661 1,645

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2216231.UP.FTS.B, 31.22%, 12/10/26 . $ 3,220 $ 3,191
FW2221322.UP.FTS.B, 31.23%, 12/10/26 . 2,894 1,729
FW2219222.UP.FTS.B, 31.25%, 12/10/26 . 3,468 3,436
FW2218939.UP.FTS.B, 31.36%, 12/10/26 . 3,681 3,648
FW2219989.UP.FTS.B, 31.38%, 12/10/26 . 3,655 3,621
FW2220034.UP.FTS.B, 31.4%, 12/10/26 .. 3,064 (34)
FW2221748.UP.FTS.B, 31.55%, 12/10/26 . 4,456 4,413
FW2219361.UP.FTS.B, 31.69%, 12/10/26 . 13,538 13,418
FW2222019.UP.FTS.B, 31.71%, 12/10/26 . 6,476 6,414
FW2219266.UP.FTS.B, 31.97%, 12/10/26 . 32,162 31,876
FW2220480.UP.FTS.B, 32.04%, 12/10/26 . 5,398 (43)
FW2219137.UP.FTS.B, 32.32%, 12/10/26 . 6,759 6,695
FW2220958.UP.FTS.B, 32.58%, 12/10/26 . 6,924 6,856
L1612765.UP.FTS.B, 17.19%, 1/23/27 .... 13,829 13,000
FW1612108.UP.FTS.B, 27.61%, 1/23/27 .. 3,052 889
FW1613225.UP.FTS.B, 28.66%, 1/23/27 .. 48,019 3,402
FW1612668.UP.FTS.B, 29.21%, 1/23/27 .. 9,324 2,740
FW1612976.UP.FTS.B, 31.2%, 1/23/27 ... 18,734 1,299
L1599969.UP.FTS.B, 14.68%, 1/24/27 .... 6,469 6,411
L1617302.UP.FTS.B, 20.41%, 1/24/27 .... 6,621 6,571
L1616828.UP.FTS.B, 23.14%, 1/24/27 .... 6,548 1,918
L1616362.UP.FTS.B, 23.47%, 1/24/27 .... 5,524 5,249
L1616231.UP.FTS.B, 24.63%, 1/24/27 .... 9,518 2,778
L1613119.UP.FTS.B, 24.86%, 1/24/27 .... 11,282 11,161
FW1603076.UP.FTS.B, 25.34%, 1/24/27 .. 28,937 27,432
FW1614982.UP.FTS.B, 25.4%, 1/24/27 ... 8,399 8,141
L1597917.UP.FTS.B, 26.39%, 1/24/27 .... 3,004 2,858
FW1613124.UP.FTS.B, 26.6%, 1/24/27 ... 14,171 14,123
FW1605600.UP.FTS.B, 29.46%, 1/24/27 .. 6,852 6,828
FW1616426.UP.FTS.B, 30.21%, 1/24/27 .. 1,668 1,664
L1620110.UP.FTS.B, 16.48%, 1/25/27 .... 14,362 4,017
L1617912.UP.FTS.B, 17.57%, 1/25/27 .... 5,366 1,500
L1619285.UP.FTS.B, 19.51%, 1/25/27 .... 22,490 22,206
L1618519.UP.FTS.B, 22.51%, 1/25/27 .... 26,947 26,790
L1618555.UP.FTS.B, 25.87%, 1/25/27 .... 9,613 (301)
FW1618334.UP.FTS.B, 28.78%, 1/25/27 .. 15,682 15,678
L1704821.UP.FTS.B, 15.71%, 2/13/27 .... 4,400 4,334
FW1706011.UP.FTS.B, 20.18%, 2/13/27 .. 6,268 3,708
L1706676.UP.FTS.B, 24.2%, 2/13/27 .... 13,544 13,426
L1705353.UP.FTS.B, 25.94%, 2/13/27 .... 3,089 3,061
L1706613.UP.FTS.B, 27.15%, 2/13/27 .... 6,353 6,299
FW1705686.UP.FTS.B, 30.68%, 2/13/27 .. 3,637 3,601
L1877458.UP.FTS.B, 20.58%, 3/19/27 .... 6,498 141
FW1880786.UP.FTS.B, 24.67%, 3/19/27 .. 5,163 5,120
FW1879017.UP.FTS.B, 25.45%, 3/19/27 .. 18,439 18,267
L1878619.UP.FTS.B, 25.7%, 3/19/27 .... 11,598 11,011
FW1878284.UP.FTS.B, 25.91%, 3/19/27 .. 14,207 (249)
FW1876421.UP.FTS.B, 26.08%, 3/19/27 .. 5,207 5,165
FW1877902.UP.FTS.B, 26.21%, 3/19/27 .. 17,436 17,309
FW1878650.UP.FTS.B, 27.3%, 3/19/27 ... 4,823 4,557
FW1880356.UP.FTS.B, 28.86%, 3/19/27 .. 2,283 2,268
FW1876796.UP.FTS.B, 29.31%, 3/19/27 .. 19,004 18,018
FW1878756.UP.FTS.B, 30.15%, 3/19/27 .. 14,436 (625)
FW1879069.UP.FTS.B, 31.2%, 3/19/27 ... 9,113 9,012
FW1880191.UP.FTS.B, 31.2%, 3/19/27 ... 2,308 (88)
FW1879978.UP.FTS.B, 31.48%, 3/19/27 .. 26,941 26,676
FW1880615.UP.FTS.B, 31.56%, 3/19/27 .. 5,773 5,722
FW1877469.UP.FTS.B, 31.71%, 3/19/27 .. 5,764 1,705
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1874930.UP.FTS.B, 31.86%, 3/19/27 .. $ 6,513 $ (322)
FW1995179.UP.FTS.B, 16.42%, 4/08/27 .. 1,397 1,376
L1993881.UP.FTS.B, 16.54%, 4/08/27 .... 18,218 18,033
L1993514.UP.FTS.B, 16.68%, 4/08/27 .... 2,886 2,845
L1990886.UP.FTS.B, 17.65%, 4/08/27 .... 5,770 5,685
L1999227.UP.FTS.B, 17.88%, 4/08/27 .... 15,044 14,777
L1993950.UP.FTS.B, 18.43%, 4/08/27 .... 3,854 3,784
L1989102.UP.FTS.B, 19.31%, 4/08/27 .... 8,921 8,760
L1990660.UP.FTS.B, 20.07%, 4/08/27 .... 9,336 5,317
FW1995784.UP.FTS.B, 21.66%, 4/08/27 .. 14,883 8,803
FW1995724.UP.FTS.B, 22.43%, 4/08/27 .. 11,535 3,166
L1999670.UP.FTS.B, 24.18%, 4/08/27 .... 2,363 2,335
L1990332.UP.FTS.B, 24.87%, 4/08/27 .... 10,160 10,042
FW1990135.UP.FTS.B, 25.6%, 4/08/27 ... 4,634 2,741
FW1995970.UP.FTS.B, 26.64%, 4/08/27 .. 2,152 2,128
FW1993453.UP.FTS.B, 28.76%, 4/08/27 .. 11,423 11,297
FW1991447.UP.FTS.B, 30.68%, 4/08/27 .. 2,792 2,763
FW1993671.UP.FTS.B, 30.7%, 4/08/27 ... 515 505
FW1995947.UP.FTS.B, 31.02%, 4/08/27 .. 3,522 3,485
FW1995078.UP.FTS.B, 31.18%, 4/08/27 .. 1,510 896
FW1989153.UP.FTS.B, 31.22%, 4/08/27 .. 12,747 7,576
L2070387.UP.FTS.B, 15.7%, 4/18/27 .... 14,703 2,107
L2074108.UP.FTS.B, 16.87%, 4/18/27 .... 2,657 2,624
L2072625.UP.FTS.B, 18.48%, 4/18/27 .... 20,344 19,120
L2074593.UP.FTS.B, 18.9%, 4/18/27 .... 1,429 1,408
L2074730.UP.FTS.B, 20.02%, 4/18/27 .... 4,249 4,192
L2069760.UP.FTS.B, 20.2%, 4/18/27 .... 21,538 21,215
L2074432.UP.FTS.B, 21.97%, 4/18/27 .... 2,372 2,354
L2070410.UP.FTS.B, 21.99%, 4/18/27 .... 3,763 3,538
FW2071024.UP.FTS.B, 22.22%, 4/18/27 .. 18,621 18,470
L2070496.UP.FTS.B, 23.39%, 4/18/27 .... 9,226 2,672
FW2073884.UP.FTS.B, 24.56%, 4/18/27 .. 2,191 2,075
FW2074090.UP.FTS.B, 24.77%, 4/18/27 .. 2,571 2,437
FW2074811.UP.FTS.B, 25.21%, 4/18/27 .. 5,285 1,528
L2072180.UP.FTS.B, 25.94%, 4/18/27 .... 17,621 16,690
FW2075168.UP.FTS.B, 30.19%, 4/18/27 .. 4,138 4,111
FW2075547.UP.FTS.B, 30.66%, 4/18/27 .. 1,113 1,104
FW2074496.UP.FTS.B, 30.71%, 4/18/27 .. 2,902 2,750
FW2072505.UP.FTS.B, 31.14%, 4/18/27 .. 2,267 2,244
FW2075135.UP.FTS.B, 32.07%, 4/18/27 .. 2,786 2,763
L2218540.UP.FTS.B, 15.26%, 5/09/27 .... 5,717 2,985
L1410942.UP.FTS.B, 18.88%, 5/09/27 .... 8,474 4,827
L2218508.UP.FTS.B, 20.09%, 5/09/27 .... 5,108 3,023
L2217932.UP.FTS.B, 21.91%, 5/09/27 .... 12,236 12,031
FW2216167.UP.FTS.B, 23.76%, 5/09/27 .. 5,484 5,420
L2218678.UP.FTS.B, 25.2%, 5/09/27 .... 1,973 1,953
L2216364.UP.FTS.B, 26.06%, 5/09/27 .... 6,822 485
FW2215801.UP.FTS.B, 28.45%, 5/09/27 .. 7,160 7,072
FW2215497.UP.FTS.B, 28.74%, 5/09/27 .. 21,157 12,618
FW2216459.UP.FTS.B, 29.02%, 5/09/27 .. 13,635 13,495
FW2214667.UP.FTS.B, 30.92%, 5/09/27 .. 4,865 4,810
FW2218340.UP.FTS.B, 31.07%, 5/09/27 .. 7,582 7,495
FW2217014.UP.FTS.B, 31.19%, 5/09/27 .. 2,982 1,772
L2219210.UP.FTS.B, 12.38%, 5/10/27 .... 4,154 4,114
L2221648.UP.FTS.B, 14.47%, 5/10/27 .... 10,730 10,626
L2220633.UP.FTS.B, 20.25%, 5/10/27 .... 11,994 11,859
L2219971.UP.FTS.B, 21.13%, 5/10/27 .... 7,367 7,264
L2220292.UP.FTS.B, 21.61%, 5/10/27 .... 9,127 9,025

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2221609.UP.FTS.B, 22.8%, 5/10/27 .... $ 7,777 $ 4,616
L2221731.UP.FTS.B, 23.05%, 5/10/27 .... 5,475 5,416
FW2212786.UP.FTS.B, 23.27%, 5/10/27 .. 1,809 1,789
L2219046.UP.FTS.B, 24.89%, 5/10/27 .... 5,614 5,558
L2199916.UP.FTS.B, 24.99%, 5/10/27 .... 2,527 1,497
FW2222378.UP.FTS.B, 26.49%, 5/10/27 .. 5,871 1,679
FW2221942.UP.FTS.B, 29.08%, 5/10/27 .. 16,999 16,805
FW2219236.UP.FTS.B, 30.82%, 5/10/27 .. 2,160 2,137
FW2216510.UP.FTS.B, 30.91%, 5/10/27 .. 6,236 6,162
FW2218934.UP.FTS.B, 31.41%, 5/10/27 .. 7,330 1,036
FW1613781.UP.FTS.B, 20.91%, 6/24/27 .. 170 168
L1617729.UP.FTS.B, 24.84%, 6/24/27 .... 2,358 2,243
FW1614430.UP.FTS.B, 26.68%, 6/24/27 .. 9,208 1,397
FW1620587.UP.FTS.B, 20.68%, 6/25/27 .. 45,069 44,388
FW1705037.UP.FTS.B, 26.99%, 7/13/27 .. 1,673 1,654
FW1880689.UP.FTS.B, 25.33%, 8/19/27 .. 10,450 3,052
FW1876930.UP.FTS.B, 28.99%, 8/19/27 .. 11,302 11,178
FW1991443.UP.FTS.B, 26.55%, 9/08/27 .. 33,218 20,229
FW1989679.UP.FTS.B, 31.11%, 9/08/27 .. 10,343 1,463
L2217220.UP.FTS.B, 24.27%, 10/09/27 ... 4,602 4,555
FW2218106.UP.FTS.B, 26.79%, 10/09/27 . 6,047 1,206
FW2217284.UP.FTS.B, 26.82%, 10/09/27 . 4,280 4,245
FW2220547.UP.FTS.B, 20.94%, 10/10/27 . 1,412 841
FW2219559.UP.FTS.B, 31.14%, 10/10/27 . 2,676 1,586
L1700175.UP.FTS.B, 15.87%, 9/13/28 .... 13,610 13,534
L1703901.UP.FTS.B, 26.94%, 9/13/28 .... 8,939 8,884
L2074618.UP.FTS.B, 27.13%, 11/18/28 ... 3,370 3,347
L2219895.UP.FTS.B, 26.7%, 12/10/28 .... 3,694 3,663
12,961,842
Total Marketplace Loans (Cost $100,371,840) ...
$92,473,987

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2022
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

At October 31, 2022, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At October 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 200 $ 22,118,750 12/20/22 $ (1,379,962)
U.S. Treasury 2 Year Notes ..................... Long 1,252 255,887,281 12/30/22 (4,950,408)
U.S. Treasury 5 Year Notes ..................... Long 2,474 263,712,938 12/30/22 (11,072,381)
U.S. Treasury Long Bonds ..................... Long 260 31,330,000 12/20/22 (4,209,119)
Total Futures Contracts ...................................................................... $(21,611,870)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 132,842,761 139,900,854 12/06/22 $ 8,276,046 $ —
Total Forward Exchange Contracts ................................................... $8,276,046 —
Net unrealized appreciation (depreciation) ............................................ $8,276,046
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

At October 31, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.EM.38 . (1.00)% Quarterly 12/20/27 38,875,000 $ 3,176,114 $ 3,188,014 $ (11,900)
CDX.NA.HY.39 . (5.00)% Quarterly 12/20/27 228,635,000 402,078 5,100,620 (4,698,542)
CDX.NA.IG.39 .. (1.00)% Quarterly 12/20/27 38,000,000 (211,615) 199,858 (411,473)
Contracts to Sell Protection
(c)(d)
Traded Index
iTraxx Europe
Main 38 .... 1.00% Quarterly 12/20/27 38,000,000 EUR (199,839) (614,248) 414,409
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,166,738 $7,874,244 $(4,707,506)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Avon Products,
Inc. ....... (5.00)% Quarterly CITI 3/20/23 8,800,000 (198,924) (97,568) (101,356)
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 1,170,000 EUR (60,233) 17,588 (77,821) NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 2,780,000 EUR (143,117) 36,498 (179,615) NR
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 12,580,000 (5,105,640) (2,112,967) (2,992,673) B-
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 4,250,000 EUR (187,872) — (187,872)
Non-
Investment
Grade
CDX.NA.HY.31 . 5.00% Quarterly CITI 12/20/23 40,000,000 512,466 (1,271,264) 1,783,730
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 28,800,000 (13,012,507) (5,014,035) (7,998,472)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 12,600,000 (851,377) (233,802) (617,575)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 10,500,000 (7,369) — (7,369)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 14,000,000 3,053 — 3,053
Non-
Investment
Grade

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

At October 31, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 8,300,000 $ (329,625) $ — $ (329,625)
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,325,000 14,246 5,339 8,907
Investment
Grade
Total OTC Swap Contracts .............................................. $(19,366,899) $(8,670,211) $(10,696,688)
Total Credit Default Swap Contracts .................................... $(16,200,161) $ (795,967) $(15,404,194)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.924% ... Annual 8/12/27 34,300,000 $ 3,180,983 $ 2,699 $ 3,178,284
Total Interest Rate Swap Contracts ............................... $3,180,983 $ 2,699 $3,178,284
*
In U.S. dollars unless otherwise indicated.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

At October 31, 2022, the Fund had the following total return swap contracts outstanding. See Note 1(e).
See Note 12 regarding other derivative information.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Short
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BZWS 3/20/23 16,480,000 $ (18,199)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 3/20/23 10,600,000 18,743
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 3/20/23 2,175,000 (14,371)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 3/20/23 6,595,000 (26,336)
Total Return Swap Contracts .................................................................... $(40,163)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 418 .

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $559,911,570 $1,324,366,681 $2,591,902,088 $3,618,586,243
Cost - Controlled affiliates (Note 3f) ......... — — — 545,387,951
Cost - Non-controlled affiliates (Note 3 f and 13 ) 22,050,458 178,236,989 155,050,901 90,469,879
Cost - Unaffiliated repurchase agreements ... — 5,629 — 501,868
Value - Unaffiliated issuers (Includes securities
loaned of $—, $21,114, $— and $2,424,138
respectively) .......................... $534,090,114 $1,210,287,740 $2,423,968,756 $3,162,112,008
Value - Controlled affiliates (Note 3f) ........ — — — 456,339,045
Value - Non-controlled affiliates (Note 3 f and 13 ) 22,050,458 175,357,861 141,504,766 86,975,338
Value - Unaffiliated repurchase agreements ... — 5,629 — 501,868
Cash ................................. 98,695 3,620,587 7,314,427 17,310,016
Foreign currency, at value (cost $–, $–, $594,981
and $192,002 respectively) ................ — — 593,416 190,283
Receivables:
Investment securities sold ................ 3,473,110 39,364,520 847,268 858,531
Capital shares sold ..................... 316,766 682,513 3,434,081 1,121,335
Dividends and interest .................. 1,651,846 7,010,089 13,370,675 19,869,990
Deposits with brokers for:
OTC derivative contracts ............... — — 9,250,000 20,350,000
TBA transactions ..................... — — — 340,000
Futures contracts ..................... — — 4,102,217 6,413,600
Variation margin on centrally cleared swap
contracts ............................ — — 294,880 1,788,072
OTC swap contracts (upfront payments $–, $–,
$182,599 and $98,432, respectively) ......... — — 70,977 59,425
Unrealized appreciation on OTC forward exchange
contracts .............................. — — 8,245,488 8,276,046
Unrealized appreciation on OTC swap contracts . — — 1,006,924 1,814,433
Deferred tax benefit (Note 1j) ............... — — — 95,813
Total assets ....................... 561,680,989 1,436,328,939 2,614,003,875 3,784,415,803
Liabilities:
Payables:
Investment securities purchased ........... — 8,398,036 5,396,976 322,394,284
Capital shares redeemed ................ 1,112,752 4,005,940 6,616,880 5,167,682
Management fees ...................... 418,726 657,686 580,454 1,519,159
Distribution fees ....................... 93,383 226,276 404,063 640,064
Transfer agent fees ..................... 180,213 327,090 647,956 1,298,178
Trustees' fees and expenses .............. 4 1,126 88 42
Distributions to shareholders .............. 35,538 1,362,426 150,320 158,074
Variation margin on futures contracts ........ — — 875,997 1,343,756
OTC swap contracts (upfront receipts $–, $–,
$7,450,196 and $16,982,749) ............... — — 4,057,691 8,729,636
Unrealized depreciation on OTC swap contracts . — — 5,889,236 12,551,284
Unrealized depreciation on OTC forward exchange
contracts .............................. — — 42,330 —
Payable upon return of securities loaned (Note 1 f ) — 23,629 — 2,507,868
Unrealized depreciation on unfunded loan
commitments (Note 11) ................... — 646,236 — —
Accrued expenses and other liabilities ........ 310,203 296,113 344,125 1,184,116
Total liabilities ...................... 2,150,819 15,944,558 25,006,116 357,494,143
Net assets, at value .............. $559,530,170 $1,420,384,381 $2,588,997,759 $3,426,921,660

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Net assets consist of:
Paid-in capital .......................... $731,911,892 $2,085,502,252 $3,032,722,600 $4,429,205,281
Total distributable earnings (losses) .......... (172,381,722) (665,117,871) (443,724,841) (1,002,283,621)
Net assets, at value .............. $559,530,170 $1,420,384,381 $2,588,997,759 $3,426,921,660

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Class A:
Net assets, at value .................... $353,584,161 $828,324,309 $1,726,461,200 $2,716,547,776
Shares outstanding ..................... 47,257,287 113,784,452 198,354,506 342,206,698
Net asset value per share
a
............... $7.48 $7.28 $8.70 $7.94
Maximum offering price per share (net asset
value per share ÷ 97.75%, 97.75%, 97.75% and
96.25%, respectively) ................... $7.65 $7.45 $8.90 $8.25
Class A1:
Net assets, at value .................... $55,047,856 $— $— $—
Shares outstanding ..................... 7,359,436 — — —
Net asset value per share
a
............... $7.48 $— $— $—
Maximum offering price per share (net asset
value per share ÷ 97.75%, —%, —% and —%) $7.65 $— $— $—
Class C:
Net assets, at value .................... $21,568,223 $89,382,719 $62,456,525 $91,668,870
Shares outstanding ..................... 2,885,202 12,274,577 7,210,105 11,638,531
Net asset value and maximum offering price per
share
a
............................... $7.48 $7.28 $8.66 $7.88
Class R:
Net assets, at value .................... $— $— $174,670 $8,826,848
Shares outstanding ..................... — — 20,084 1,116,916
Net asset value and maximum offering price per
share ............................... $— $— $8.70 $7.90
Class R6:
Net assets, at value .................... $29,512,974 $201,719,116 $601,378,984 $434,834,479
Shares outstanding ..................... 3,936,103 27,665,380 68,640,028 54,373,963
Net asset value and maximum offering price per
share ............................... $7.50 $7.29 $8.76 $8.00
Advisor Class:
Net assets, at value .................... $99,816,956 $300,958,237 $198,526,380 $175,043,687
Shares outstanding ..................... 13,329,264 41,324,272 22,682,236 21,918,044
Net asset value and maximum offering price per
share ............................... $7.49 $7.28 $8.75 $7.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $225,726 $638,500 $2,495,728
Controlled affiliates (Note 3f) .............. — — — 25,973,780
Non-controlled affiliates (Note 3 f and 13 ) ..... 188,890 5,712,582 7,926,003 2,056,869
Interest: (net of foreign taxes of $—, $—, $123,822
and $— respectively)
Unaffiliated issuers:
Paydown gain (loss) .................. (5,378,830) (261,621) (5,492,587) (7,437,481)
Paid in cash
a
........................ 11,894,932 80,204,742 63,521,672 117,298,851
Non-controlled affiliates (Note 3 f and 13 ) ..... — 1,321,070 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. — 67,042 25,307 88,568
Non-controlled affiliates (Note 3 f ) .......... — 21,772 1,745 18,594
Total investment income ................ 6,704,992 87,291,313 66,620,640 140,494,909
Expenses:
Management fees (Note 3 a ) ................ 3,054,163 8,761,176 13,533,287 19,890,185
Distribution fees: (Note 3c )
    Class A ............................. 975,634 2,125,264 4,588,966 8,339,098
    Class A1 ............................ 60,808 — — —
    Class C ............................. 187,009 645,219 518,270 754,896
    Class R ............................. — — 868 53,289
Transfer agent fees: (Note 3e )
    Class A ............................. 564,194 975,794 2,123,504 4,323,759
    Class A1 ............................ 87,928 — — —
    Class C ............................. 41,527 113,790 93,098 151,427
    Class R ............................. — — 201 13,805
    Class R6 ............................ 17,928 76,215 154,279 143,017
    Advisor Class ......................... 136,551 580,566 262,081 271,500
Custodian fees (Note 4 ) ................... 3,598 15,081 19,006 27,333
Reports to shareholders fees ............... 7,717 31,464 91,034 208,810
Registration and filing fees ................. 124,201 144,869 149,446 192,085
Professional fees ........................ 73,834 114,500 140,466 149,715
Trustees' fees and expenses ............... 7,406 19,005 32,784 52,365
Marketplace lending fees (Note 1 i ) ........... — — 1,167,389 1,718,548
Interest expense ........................ — — — 878
Other ................................. (9,835) 70,100 210,384 261,761
Total expenses ...................... 5,332,663 13,673,043 23,085,063 36,552,471
Expense reductions (Note 4 ) ............ — (7,698) (6,912) (551)
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (338,180) (499,276) (7,280,244) (3,976,574)
Net expenses ...................... 4,994,483 13,166,069 15,797,907 32,575,346
Net investment income ............. 1,710,509 74,125,244 50,822,733 107,919,563

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 118,180 (64,865,180) (44,825,836) (273,570,416)
Controlled affiliates (Note 3 f ) ............ — — — (18,629,580)
Non-controlled affiliates (Note 3 f and 13 ) ... — 24,113,815 (4,307,640) —
Written options ........................ — — — (4,252,796)
Foreign currency transactions ............. — — (647,541) (543,611)
Forward exchange contracts .............. — — 3,793,773 10,999,173
Futures contracts ...................... — — (12,379,740) (48,693,070)
TBA sale commitments .................. — — — 1,371,611
Swap contracts ........................ — — 8,801,058 16,012,912
Capital gain distrib utions from management
investment companies:
Controlled affiliates (Note 3 f ) ............ — — — 1,295,477
Non-controlled affiliates (Note 3 f ) ......... — — 19,450 —
Net realized gain (loss) ............... 118,180 (40,751,365) (49,546,476) (316,010,300)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (26,494,195) (83,156,295) (160,235,857) (471,534,263)
Controlled affiliates (Note 3 f ) ............ — — — (111,729,091)
Non-controlled affiliates (Note 3 f and 13 ) ... — (7,987,628) (7,476,126) (3,222,877)
Translation of other assets and liabilities
denominated in foreign currencies ........ — — 26,532 (18,971)
Unfunded loan commitments .............. — (672,595) — —
Written options ........................ — — — 421,094
Forward exchange contracts .............. — — 8,345,619 8,299,748
Futures contracts ...................... — — (5,736,587) (23,002,466)
Swap contracts ........................ — — (4,886,811) (13,383,873)
Change in deferred tax benefit (Note 1j) ..... — — — (149,444)
Net change in unrealized appreciation
(depreciation) ...................... (26,494,195) (91,816,518) (169,963,230) (614,320,143)
Net realized and unrealized gain (loss) ......... (26,376,015) (132,567,883) (219,509,706) (930,330,443)
Net increase (decrease) in net assets resulting from
operations ............................... $(24,665,506) $(58,442,639) $(168,686,973) $(822,410,880)
a
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Adjustable U.S. Government
Securities Fund Franklin Floating Rate Daily Access Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $1,710,509 $(245,499) $74,125,244 $48,156,543
Net realized gain (loss) ............ 118,180 (439,373) (40,751,365) (118,792,504)
Net change in unrealized appreciation
(depreciation) ................. (26,494,195) 1,737,053 (91,816,518) 206,985,448
Net increase (decrease) in net
assets resulting from operations . (24,665,506) 1,052,181 (58,442,639) 136,349,487
Distributions to shareholders:
Class A ........................ (4,349,126) (4,289,833) (40,293,158) (28,553,470)
Class A1 ....................... (770,177) (818,318) — —
Class C ........................ (196,281) (321,292) (4,262,593) (4,867,765)
Class R6 ....................... (510,734) (484,011) (5,386,766) (651,613)
Advisor Class ................... (1,319,641) (1,118,305) (25,031,018) (14,965,563)
Total distributions to shareholders ..... (7,145,959) (7,031,759) (74,973,535) (49,038,411)
Capital share transactions: (Note 2 )
Class A ........................ (58,500,009) (24,329,986) 95,312,388 35,345,225
Class A1 ....................... (8,723,410) (10,360,446) — —
Class C ........................ (13,270,248) (34,489,349) (2,836,292) (69,550,991)
Class R6 ....................... (10,496,307) 8,714,228 185,664,438 14,411,403
Advisor Class ................... 18,097,433 (11,444,536) (87,885,915) 32,249,117
Total capital share transactions ....... (72,892,541) (71,910,089) 190,254,619 12,454,754
Net increase (decrease) in net
assets ..................... (104,704,006) (77,889,667) 56,838,445 99,765,830
Net assets:
Beginning of year .................. 664,234,176 742,123,843 1,363,545,936 1,263,780,106
End of year ...................... $559,530,170 $664,234,176 $1,420,384,381 $1,363,545,936

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Low Duration Total Return Fund Franklin Total Return Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021*
Increase (decrease) in net assets:
Operations:
Net investment income ............ $50,822,733 $31,661,852 $107,919,563 $92,842,421
Net realized gain (loss) ............ (49,546,476) 28,810,466 (316,010,300) 43,139,936
Net change in unrealized appreciation
(depreciation) ................. (169,963,230) 17,661,978 (614,320,143) (23,521,204)
Net increase (decrease) in net
assets resulting from operations . (168,686,973) 78,134,296 (822,410,880) 112,461,153
Distributions to shareholders:
Class A ........................ (55,505,991) (51,089,287) (95,689,275) (112,132,917)
Class C ........................ (2,072,444) (2,716,063) (2,897,196) (4,403,717)
Class R ........................ (4,813) (3,794) (281,144) (396,184)
Class R6 ....................... (20,205,434) (15,510,781) (16,884,985) (17,621,706)
Advisor Class ................... (7,318,348) (7,211,747) (6,503,263) (7,609,630)
Distributions to shareholders from tax
return of capital:
Class A ........................ — — (1,093,187) —
Class C ........................ — — (33,099) —
Class R ........................ — — (3,212) —
Class R6 ....................... — — (192,900) —
Advisor Class ................... — — (74,295) —
Total distributions to shareholders ..... (85,107,030) (76,531,672) (123,652,556) (142,164,154)
Capital share transactions: (Note 2 )
Class A ........................ (18,996,907) 136,415,541 (408,157,005) (131,052,395)
Class C ........................ (30,179,718) (18,057,613) (23,533,054) (66,745,709)
Class R ........................ (6,923) 103,631 (1,404,906) (4,539,535)
Class R6 ....................... 113,486,515 (11,218,442) (48,137,918) 58,486,085
Advisor Class ................... (32,023,097) 22,175,928 (9,509,531) (60,336,439)
Total capital share transactions ....... 32,279,870 129,419,045 (490,742,414) (204,187,993)
Net increase (decrease) in net
assets ..................... (221,514,133) 131,021,669 (1,436,805,850) (233,890,994)
Net assets:
Beginning of year .................. 2,810,511,892 2,679,490,223 4,863,727,510 5,097,618,504
End of year ...................... $2,588,997,759 $2,810,511,892 $3,426,921,660 $4,863,727,510
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of seven separate funds, four of which are included in this
report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Adjustable U.S. Government Securities Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Floating Rate Daily Access Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Low Duration Total Return Fund
Franklin Total Return Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on October 31, 2022.
d. Securities Purchased on Delayed Delivery and TBA
Basis
Certain or all Funds purchase securities on a delayed
delivery and to-be-announced (TBA) basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce
their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statements of Operations.
Certain or all Funds entered into OTC cross-currency
swap contracts primarily to manage and/or gain exposure
to certain foreign currencies. A cross-currency swap is
an agreement between the Fund and a counterparty to
exchange cash flows (determined using either a fixed or
floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined
based on the spot exchange rates at the opening of the
contract. Cross-currency swaps may require the exchange
of notional amounts at the opening and/or closing of the
contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily
and recorded as unrealized appreciation or depreciation
until the payments are made, at which time they are
realized. Any upfront payments and receipts are reflected
in the Statements of Assets and Liabilities and represent
compensating factors between stated terms of the cross-
currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These
upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Statements of
Operations, if any.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond,
index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as a
realized gain or loss.
Certain or all Funds invest in value recovery instruments
(VRI) primarily to gain exposure to economic growth.
Periodic payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment. The Funds did not hold any VRI at year end.
See Note 12 regarding other derivative information.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
g. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
i. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
j. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
1. Organization and Significant Accounting Policies
(continued)
g. Mortgage Dollar Rolls
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Facility fees are recognized as income over the expected
term of the loan. Dividend income and realized gain
distributions are recorded on the ex-dividend date except
for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At October 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily
Access Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2022
Shares sold
a
................................... 12,593,181 $96,657,185 41,457,925 $321,182,786
Shares issued in reinvestment of distributions .......... 543,023 4,153,957 4,996,107 37,843,340
Shares redeemed ............................... (20,721,784) (159,311,151) (34,558,349) (263,713,738)
Net increase (decrease) .......................... (7,585,580) $(58,500,009) 11,895,683 $95,312,388
Year ended October 31, 2021
Shares sold
a
................................... 16,710,359 $132,615,373 26,194,727 $202,271,161
Shares issued in reinvestment of distributions .......... 509,053 4,039,098 3,415,677 26,200,737
Shares redeemed ............................... (20,288,810) (160,984,457) (25,254,558) (193,126,673)
Net increase (decrease) .......................... (3,069,398) $(24,329,986) 4,355,846 $35,345,225
Class A1
Class A1 Shares:
Year ended October 31, 2022
Shares sold ................................... 334,752 $2,567,429 — $—
Shares issued in reinvestment of distributions .......... 97,013 742,163 — —
Shares redeemed ............................... (1,564,042) (12,033,002) — —
Net increase (decrease) .......................... (1,132,277) $(8,723,410) — $—
Year ended October 31, 2021
Shares sold ................................... 499,679 $3,966,282 — $—
Shares issued in reinvestment of distributions .......... 96,732 767,283 — —
Shares redeemed ............................... (1,902,502) (15,094,011) — —
Net increase (decrease) .......................... (1,306,091) $(10,360,446) — $—
Class C
Class C Shares:
Year ended October 31, 2022
Shares sold ................................... 876,983 $6,742,447 5,224,361 $40,518,153
Shares issued in reinvestment of distributions .......... 25,542 194,935 543,665 4,121,391
Shares redeemed
a
.............................. (2,627,227) (20,207,630) (6,209,779) (47,475,836)
Net increase (decrease) .......................... (1,724,702) $(13,270,248) (441,753) $(2,836,292)
Year ended October 31, 2021
Shares sold ................................... 1,462,582 $11,596,476 2,717,641 $21,008,739
Shares issued in reinvestment of distributions .......... 40,027 317,508 610,841 4,672,627
Shares redeemed
a
.............................. (5,851,654) (46,403,333) (12,387,853) (95,232,357)
Net increase (decrease) .......................... (4,349,045) $(34,489,349) (9,059,371) $(69,550,991)
Class R6

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily
Access Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2022
Shares sold ................................... 2,324,065 $18,077,438 39,484,928 $298,642,147
Shares issued in reinvestment of distributions .......... 66,588 511,496 299,290 2,265,013
Shares redeemed ............................... (3,760,141) (29,085,241) (15,282,696) (115,242,722)
Net increase (decrease) .......................... (1,369,488) $(10,496,307) 24,501,522 $185,664,438
Year ended October 31, 2021
Shares sold ................................... 2,869,452 $22,796,999 2,411,774 $18,591,234
Shares issued in reinvestment of distributions .......... 60,329 479,364 81,195 628,327
Shares redeemed ............................... (1,832,040) (14,562,135) (627,495) (4,808,158)
Net increase (decrease) .......................... 1,097,741 $8,714,228 1,865,474 $14,411,403
Advisor Class
Advisor Class Shares:
Year ended October 31, 2022
Shares sold ................................... 10,474,549 $80,340,359 68,767,943 $535,515,860
Shares issued in reinvestment of distributions .......... 164,799 1,260,080 2,193,839 16,652,183
Shares redeemed ............................... (8,283,899) (63,503,006) (84,738,096) (640,053,958)
Net increase (decrease) .......................... 2,355,449 $18,097,433 (13,776,314) $(87,885,915)
Year ended October 31, 2021
Shares sold ................................... 3,516,040 $27,952,735 30,695,289 $237,114,679
Shares issued in reinvestment of distributions .......... 129,459 1,028,085 1,142,702 8,760,506
Shares redeemed ............................... (5,087,651) (40,425,356) (27,968,927) (213,626,068)
Net increase (decrease) .......................... (1,442,152) $(11,444,536) 3,869,064 $32,249,117
Franklin Low Duration Total
Return Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2022
Shares sold
a
................................... 59,261,545 $542,509,430 29,459,497 $270,390,201
Shares issued in reinvestment of distributions .......... 5,959,047 54,111,658 10,715,331 95,667,713
Shares redeemed ............................... (67,424,006) (615,617,995) (86,309,730) (774,214,919)
Net increase (decrease) .......................... (2,203,414) $(18,996,907) (46,134,902) $(408,157,005)
Year ended October 31, 2021
Shares sold
a
................................... 72,775,561 $699,385,962 83,107,554 $837,179,403
Shares issued in reinvestment of distributions .......... 4,936,285 47,457,409 10,183,656 102,627,879
Shares redeemed ............................... (63,519,520) (610,427,830) (106,374,175) (1,070,859,677)
Net increase (decrease) .......................... 14,192,326 $136,415,541 (13,082,965) $(131,052,395)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Low Duration Total
Return Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class C Shares:
Year ended October 31, 2022
Shares sold ................................... 1,906,400 $17,343,181 3,035,373 $27,413,284
Shares issued in reinvestment of distributions .......... 223,012 2,021,056 327,807 2,905,377
Shares redeemed
a
.............................. (5,438,273) (49,543,955) (5,992,548) (53,851,715)
Net increase (decrease) .......................... (3,308,861) $(30,179,718) (2,629,368) $(23,533,054)
Year ended October 31, 2021
Shares sold ................................... 3,778,269 $36,148,934 4,181,948 $41,907,188
Shares issued in reinvestment of distributions .......... 275,435 2,636,324 435,026 4,355,227
Shares redeemed
a
.............................. (5,944,220) (56,842,871) (11,314,465) (113,008,124)
Net increase (decrease) .......................... (1,890,516) $(18,057,613) (6,697,491) $(66,745,709)
Class R
Class R Shares:
Year ended October 31, 2022
Shares sold ................................... 8,313 $75,542 184,462 $1,678,954
Shares issued in reinvestment of distributions .......... 531 4,819 31,761 281,936
Shares redeemed ............................... (9,468) (87,284) (369,510) (3,365,796)
Net increase (decrease) .......................... (624) $(6,923) (153,287) $(1,404,906)
Year ended October 31, 2021
Shares sold ................................... 10,542 $101,517 286,854 $2,882,748
Shares issued in reinvestment of distributions .......... 395 3,790 39,164 393,517
Shares redeemed ............................... (174) (1,676) (783,530) (7,815,800)
Net increase (decrease) .......................... 10,763 $103,631 (457,512) $(4,539,535)
Class R6
Class R6 Shares:
Year ended October 31, 2022
Shares sold ................................... 31,242,483 $288,639,096 7,978,317 $73,892,704
Shares issued in reinvestment of distributions .......... 2,215,936 20,224,174 1,743,175 15,690,890
Shares redeemed ............................... (21,356,139) (195,376,755) (15,191,335) (137,721,512)
Net increase (decrease) .......................... 12,102,280 $113,486,515 (5,469,843) $(48,137,918)
Year ended October 31, 2021
Shares sold ................................... 24,158,754 $233,633,788 15,940,528 $161,336,780
Shares issued in reinvestment of distributions .......... 1,599,426 15,480,925 1,598,934 16,222,029
Shares redeemed ............................... (26,855,814) (260,333,155) (11,783,488) (119,072,724)
Net increase (decrease) .......................... (1,097,634) $(11,218,442) 5,755,974 $58,486,085
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Adjustable U.S. Government Securities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Low Duration Total
Return Fund Franklin Total Return Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended October 31, 2022
Shares sold ................................... 9,707,483 $89,335,172 5,658,283 $52,655,284
Shares issued in reinvestment of distributions .......... 750,784 6,864,841 681,456 6,116,919
Shares redeemed ............................... (13,958,161) (128,223,110) (7,528,274) (68,281,734)
Net increase (decrease) .......................... (3,499,894) $(32,023,097) (1,188,535) $(9,509,531)
Year ended October 31, 2021
Shares sold ................................... 21,319,365 $206,037,274 41,574,916 $422,641,095
Shares issued in reinvestment of distributions .......... 689,230 6,663,496 682,974 6,925,568
Shares redeemed ............................... (19,714,209) (190,524,842) (48,160,777) (489,903,102)
Net increase (decrease) .......................... 2,294,386 $22,175,928 (5,902,887) $(60,336,439)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Daily Access Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
For the year ended October 31, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Gross effective investment management fee rate ........ 0.500% 0.562% 0.495%
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.474%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the
Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended October 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% —% —% —%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... —% —% 0.50% 0.50%
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $8,833 $20,500 $45,485 $96,419
CDSC retained ........................... $34,352 $109,337 $142,321 $77,455
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2022, investments in affiliated management investment companies were as follows:
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $412,235 $806,718 $986,378 $1,641,318
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 14,899,131 $ 135,417,281 $ (128,265,954) $ — $ — $ 22,050,458 22,050,458 $ 188,890
Total Affiliated Securities ... $14,899,131 $135,417,281 $(128,265,954) $— $— $22,050,458 $188,890
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $37,735,428 $— $— $— $(2,824,370) $34,911,058 4,630,114 $2,030,669
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . 68,461,270 200,269,605 (218,246,425) — — 50,484,450 50,484,450 413,204
Total Non-Controlled Affiliates $106,196,698 $200,269,605 $(218,246,425) $ — $ (2,824,370) $85,395,508 $ 2,443,873
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $— $69,161,000 $(69,143,000) $— $— $18,000 18,000 $21,772
Total Affiliated Securities ... $106,196,698 $269,430,605 $(287,389,425) $— $(2,824,370) $85,413,508 $2,465,645
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $120,909,895 $27,700,000 $(11,753,399) $(3,374,600) $(7,587,270) $125,894,626 16,696,900 $7,473,811
Franklin High Yield Corporate
ETF ................... 6,801,288 — (5,979,392) (933,040) 111,144 — — 199,647
a
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . 56,135,533 91,299,255 (131,824,648) — — 15,610,140 15,610,140 271,995
Total Non-Controlled Affiliates $183,846,716 $118,999,255 $(149,557,439) $ (4,307,640) $ (7,476,126) $141,504,766 $ 7,945,453
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $— $71,258,000 $(71,258,000) $— $— $— — $1,745
Total Affiliated Securities ... $183,846,716 $190,257,255 $(220,815,439) $(4,307,640) $(7,476,126) $141,504,766 $7,947,198
Franklin Total Return Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 196,547,305 $ 44,000,000 $ (90,834,151) $ (3,966,371) $ (12,213,738) $ 133,533,045 17,709,953 $ 10,983,354
Franklin High Yield Corporate
ETF ................... 123,183,240 — (111,983,564) (10,001,686) (1,197,990) — — 3,026,687
a
Franklin Investment Grade
Corporate ETF ........... 475,884,925 — (50,100,039) (4,661,523) (98,317,363) 322,806,000 16,060,000 13,259,216
a
Total Controlled Affiliates ... $795,615,470 $44,000,000 $(252,917,754) $ (18,629,580) $ (111,729,091) $456,339,045 $ 27,269,257
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $ 43,391,565 $ — $ — $ — $ (3,222,877) $ 40,168,688 1,737,400 $ 1,667,280
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . 130,579,435 1,308,841,720 (1,394,620,505) — — 44,800,650 44,800,650 389,589
Total Non-Controlled Affiliates $173,971,000 $1,308,841,720 $(1,394,620,505) $ — $ (3,222,877) $84,969,338 $ 2,056,869
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $5,174,000 $205,943,000 $(209,111,000) $— $— $2,006,000 2,006,000 $18,594
Total Affiliated Securities ... $974,760,470 $1,558,784,720 $(1,856,649,259) $(18,629,580) $(114,951,968) $543,314,383 $29,344,720
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
g. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Adjustable U.S. Government Securities Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 0.60% based on the average net assets of each class until February 28, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to April 1, 2022, expenses (excluding certain fees and expenses as previously disclosed) for each class of Franklin
Adjustable U.S. Government Securities Fund were limited to 0.65% based on the average net assets of each class.
For Franklin Adjustable U.S. Government Securities Fund and Franklin Floating Rate Daily Access Fund, Investor Services
has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03%
based on the average net assets of the class until February 28, 2023.
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.44% and for
Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.58% and for Class R6 do not exceed 0.47% based on the average net assets of each class until February 28, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales, if any, for the year ended October 31, 2022, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
Franklin Total
Return Fund
Purchases .............................. $5,410,988
Sales .................................. —
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended October 31, 2022 and 2021, was as follows:
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, bond discounts and premiums, swaps, wash sales, financial futures transactions and transfer in-kind.
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 25,474,186 $ 34,342,501 $ 72,356,202 $ 129,612,818
Long term ............................. 121,118,474 507,125,565 171,061,477 286,986,237
Total capital loss carryforwards ............ $146,592,660 $541,468,066 $243,417,679 $416,599,055
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily Access
Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $7,145,959 $7,031,759 $74,973,535 $49,038,411
Franklin Low Duration Total Return
Fund Franklin Total Return Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $85,107,030 $76,531,672 $122,255,863 $142,164,154
Return of capital ......................... — — 1,396,693 —
$85,107,030 $76,531,672 $123,652,556 $142,164,154
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a a a a a
Cost of investments ....................... $581,962,028 $1,508,089,428 $2,763,332,515 $4,259,908,015
Unrealized appreciation ..................... $445,640 $20,387,465 $33,265,415 $49,078,449
Unrealized depreciation ..................... (26,267,096) (142,825,663) (235,876,166) (629,504,430)
Net unrealized appreciation (depreciation) ....... $(25,821,456) $(122,438,198) $(202,610,751) $(580,425,981)
Distributable earnings:
Undistributed ordinary income ................ $67,932 $976,070 $2,521,508 $—

Franklin Investors Securities Trust
Notes to Financial Statements

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a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2022, were as follows:
At October 31, 2022, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk and Defaulted Securities
At October 31, 2022, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and Franklin Total
Return Fund had 85.0%, 5.8% and 5.0%, respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At October 31, 2022, the aggregate value of these securities for Franklin Low Duration Total Return Fund and Franklin Total
Return Fund represents less than 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Purchases .............................. $92,683,354 $694,079,773 $1,782,367,065 $9,021,325,310
Sales .................................. $186,266,636 $546,795,712 $1,746,135,537 $9,758,650,347
Franklin
Floating Rate
Daily Access
Fund
Franklin Total
Return Fund
Securities lending transactions
a
:
Equity investments
b
........................ $23,629 $2,507,868

Franklin Investors Securities Trust
Notes to Financial Statements

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10. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of October 31, 2022.
11. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At October 31, 2022, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
12,326,925
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 92,077 $ —
1,226,701
a
K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
Total Restricted Securities (Value is —% of Net Assets) .............. $92,988 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
28,762,824
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 221, 469 $ —
2,862,311
a
K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
Total Restricted Securities (Value is —% of Net Assets) .............. $223,594 $—
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
athenahealth Group, Inc. $ 2,318,841
Aveanna Healthcare, LLC 852,773
Dermatology Intermediate Holdings III, Inc. 196,681
Medical Solutions Holdings, Inc. 996,910
Osmosis Buyer Ltd. 404,040
Thrasio, LLC 2,500,000
$ 7,269,245

Franklin Investors Securities Trust
Notes to Financial Statements

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12. Other Derivative Information
At October 31, 2022, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 7,158,388
a
Variation margin on futures
contracts
$ 12,131,676
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
8,245,488 Unrealized depreciation on OTC
forward exchange contracts
42,330
Credit contracts ............
Variation margin on centrally
cleared swap contracts
294,121
b
Variation margin on centrally
cleared swap contracts
669,950
b
OTC swap contracts (upfront
payments)
70,977 OTC swap contracts (upfront
receipts)
4,057,691
Unrealized appreciation on OTC
swap contracts
1,006,924 Unrealized depreciation on OTC
swap contracts
5,889,236
Total .................... $16,775,898 $22,790,883
Franklin Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
— Variation margin on futures
contracts
21,611,870
a
Variation margin on centrally
cleared swap contracts
3,178,284
b
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
8,276,046 Unrealized depreciation on OTC
forward exchange contracts
—
Credit contracts ............
Variation margin on centrally
cleared swap contracts
414,409
b
Variation margin on centrally
cleared swap contracts
5,121,915
b
OTC swap contracts (upfront
payments)
59,425 OTC swap contracts (upfront
receipts)
8,729,636
Unrealized appreciation on OTC
swap contracts
1,814,433 Unrealized depreciation on OTC
swap contracts
12,551,284
Total .................... $13,742,597 $48,014,705
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Investors Securities Trust
Notes to Financial Statements

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For the year ended October 31, 2022, the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Low Duration Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(12,379,740) Futures contracts $(5,736,587)
Foreign exchange contracts .....
Investments (52,886)
a
Investments 10,219
a
Swap contracts 2,635,944 Swap contracts 2,223,614
Forward exchange contracts 3,793,773 Forward exchange contracts 8,345,619
Credit contracts ...............
Investments (126,389)
a
Investments —
Swap contracts 6,165,114 Swap contracts (7,110,425)
Total ....................... $35,816 $(2,267,560)
Franklin Total Return Fund
Interest rate contracts ..........
Investments 5,139,272
a
Investments 199,983
a
Written options (4,595,178) Written options 421,094
Futures contracts (48,693,070) Futures contracts (23,002,466)
Swap contracts 1,745,897 Swap contracts 3,178,284
Foreign exchange contracts .....
Investments (229,478)
a
Investments 44,343
a
Swap contracts (2,128,952) Swap contracts 5,649,025
Forward exchange contracts 10,999,173 Forward exchange contracts 8,299,748
Credit contracts ...............
Investments (1,032,248)
a
Investments —
Written options 342,382 Written options —
Swap contracts 16,395,967 Swap contracts (22,211,182)
Value recovery instruments Investments (73,350)
b
Investments (313,447)
b
Total ....................... $(22,129,585) $(27,734,618)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
b
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.
.
12. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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For the year ended October 31, 2022, the average month end notional amount of futures contracts, options and swap contracts, and the average month end contract value for forward exchange contracts, and average month end fair value of
VRI, were as follows:
At October 31, 2022, the Funds' OTC derivative assets and liabilities are as follows:
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Futures contracts ........................................................ $1,030,063,320 $654,054,594
Swap Contracts .......................................................... 150,590,600 304,207,595
Forward exchange contracts ...................................... 93,519,000 200,268,641
Options ....................................................................... 7,489,762 166,544,933
VRI .............................................................................. — 141,531
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Low Duration Total Return Fund
Derivatives
Forward exchange contracts ............................. $ 8,245,488 $ 42,330
Swap contracts ....................................... 1,077,90 1 9,946,927
Total ............................................. $9,323,389 $9,989,257
Franklin Total Return Fund
Forward exchange contracts ............................. 8,276,046 —
Swap contracts ....................................... 1,873,858 21,280,92 0
Total ............................................. $10,149,904 $21,280,920
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
12. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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At October 31, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 9,019 (9,019) — — —
BZWS ................... — — — — —
CITI ..................... 997,158 (997,158) — — —
GSCO ................... 43,444 (43,444) — — —
JPHQ ................... 8,264,131 (134,076) (6,752,511) — 1,377,544
MSCO ................... 9,637 — — — 9,637
Total ................... $9,323,389 $(1,183,697) $ (6,752,511) $— $1,387,181
Franklin Total Return Fund
Counterparty
BNDP ................... — — — — —
BOFA .................... 17,588 (17,588) — — —
BZWS ................... — — — — —
CITI ..................... 1,801,029 (1,801,029) — — —
JPHQ ................... 8,312,544 (179,615) (7,187,059) — 945,870
MSCO ................... 18,743 — — — 18,743
Total ................... $10,149,904 $(1,998,232) $ (7,187,059) $— $964,613
2
12. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
At October 31, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 418 .
13. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2022, investments in “affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BNDP ................... $208,456 $— $— $(208,456) $—
BOFA .................... 39,908 (9,019) — — 30,889
BZWS ................... 9,365 — — — 9,365
CITI ..................... 9,527,591 (997,158) — (8,530,433) —
GSCO ................... 69,861 (43,444) — — 26,417
JPHQ ................... 134,076 (134,076) — — —
MSCO ................... — — — — —
Total ................... $9,989,257 $(1,183,697) $— $(8,738,889) $66,671
Franklin Total Return Fund
Counterparty
BNDP ................... 228,580 — — (228,580) —
BOFA .................... 77,821 (17,588) — (60,233) —
BZWS ................... 18,199 — — — 18,199
CITI ..................... 20,776,705 (1,801,029) — (18,975,676) —
JPHQ ................... 179,615 (179,615) — — —
MSCO ................... — — — — —
Total ................... $21,280,920 $(1,998,232) $— $(19,264,489) $18,199
a
At October 31, 2022, the Fund received U.S. Treasury Bills, Bonds, Notes, Strip Coupon and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
12. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
14. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2022, the
Funds did not use the Global Credit Facility.
15. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. $ 31,283,822 $ — $ (37,326,232)
a
$ 24,534,466 $ (18,492,056) $ —
b
— $ —
Quarternorth Energy
Holding , Inc . ...... 38,698,545 — — — 6,727,436 45,425,981 370,321 3,268,708
Quarternorth Energy
Holding, Inc., 2/01/49 15,858,083 — (4,406,820) (420,651) 1,901,504 12,932,116 105,425 —
UTEX Industries , Inc . .. 13,067,000 — — — 4,834,790 17,901,790 261,340 —
UTEX Industries, Inc.,
2/20/49 .......... 1,351 — — — 5,118 6,469 634 —
Interest
Quarternorth Energy
Holding, Inc., Second
Lien, Initial New Term
Loan, 9%, (3-month
USD LIBOR + 8%),
8/27/26 .......... 13,818,047 — — — (140,050) 13,677,997 13,723,697 1,321,071
Total Affiliated Securities
(Value is 6.3% of Net
Assets) .......... $112,726,848 $— $(41,733,052) $ 24,113,815 $ (5,163,258) $89,944,353 $4,589,779
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of October 31, 2022, no longer held by the fund.
13. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
a
Commercial Mortgage-Backed Securities ...... $ — $ 123,163,696 $ — $ 123,163,696
Mortgage-Backed Securities ................ — 410,926,418 — 410,926,418
Short Term Investments ................... 22,050,458 — — 22,050,458
Total Investments in Securities ........... $22,050,458 $534,090,114 $— $556,140,572
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. — 71,238 — 71,238
Machinery ............................ — 17,901,790 — 17,901,790
Oil, Gas & Consumable Fuels ............. — 45,425,981 — 45,425,981
Road & Rail .......................... — — —
b
—
Management Investment Companies :
Capital Markets ........................ 5,810,219 34,911,058 — 40,721,277
Preferred Stocks ........................ — 511,264 — 511,264
Warrants :
Machinery ............................ — — 6,469 6,469
Oil, Gas & Consumable Fuels ............. — 12,932,116 — 12,932,116
Corporate Bonds :
Airlines .............................. — 13,654,430 — 13,654,430
Capital Markets ........................ — 1,417,832 — 1,417,832
Chemicals ........................... — 4,937,973 — 4,937,973
Commercial Services & Supplies ........... — 2,762,480 — 2,762,480
Communications Equipment .............. — 1,710,503 — 1,710,503
Construction Materials .................. — 3,304,741 — 3,304,741
Containers & Packaging ................. — 6,480,742 — 6,480,742
Diversified Consumer Services ............ — 1,929,242 — 1,929,242
Diversified Financial Services ............. — 1,155,285 — 1,155,285
Diversified Telecommunication Services ..... — 4,361,305 — 4,361,305
Energy Equipment & Services ............. — 683,307 — 683,307
Entertainment ......................... — 1,763,409 — 1,763,409
Hotels, Restaurants & Leisure ............. — 2,139,690 — 2,139,690
Independent Power and Renewable Electricity
Producers .......................... — 3,961,331 — 3,961,331
Insurance ............................ — 1,203,436 — 1,203,436
Media ............................... — 6,741,427 — 6,741,427
Oil, Gas & Consumable Fuels ............. — 2,218,932 — 2,218,932
Road & Rail .......................... — 407,500 20,853,651 21,261,151
Specialty Retail ........................ — 1,428,293 — 1,428,293
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Daily Access Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Wireless Telecommunication Services ....... $ — $ 1,139,825 $ — $ 1,139,825
Senior Floating Rate Interests ............... — 1,124,586,483 — 1,124,586,483
Asset-Backed Securities .................. — 8,731,199 — 8,731,199
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 50,502,450 5,629 — 50,508,079
Total Investments in Securities ........... $56,312,669 $1,308,478,441 $20,860,120 $1,385,651,230
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 646,236 $ — $ 646,236
Total Other Financial Instruments ......... $— $646,236 $— $646,236
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ — — —
b
—
Management Investment Companies ......... — 125,894,626 — 125,894,626
Corporate Bonds :
Aerospace & Defense ................... — 14,525,413 — 14,525,413
Air Freight & Logistics ................... — 1,542,780 — 1,542,780
Airlines .............................. — 10,000,735 — 10,000,735
Banks ............................... — 221,392,753 — 221,392,753
Beverages ........................... — 11,415,058 — 11,415,058
Biotechnology ......................... — 1,813,843 — 1,813,843
Capital Markets ........................ — 78,799,656 — 78,799,656
Chemicals ........................... — 342,598 — 342,598
Communications Equipment .............. — 841,374 — 841,374
Consumer Finance ..................... — 3,438,416 — 3,438,416
Containers & Packaging ................. — 295,838 — 295,838
Diversified Consumer Services ............ — 1,786,000 — 1,786,000
Diversified Financial Services ............. — 5,133,956 1,069,108 6,203,064
Diversified Telecommunication Services ..... — 16,187,445 — 16,187,445
Electric Utilities ........................ — 29,889,305 — 29,889,305
Entertainment ......................... — 18,174,571 — 18,174,571
Equity Real Estate Investment Trusts (REITs) . — 8,711,761 — 8,711,761
Food & Staples Retailing ................. — 2,630,952 — 2,630,952
Food Products ........................ — 3,158,246 — 3,158,246
Health Care Equipment & Supplies ......... — 279,157 — 279,157
Health Care Providers & Services .......... — 13,396,696 — 13,396,696
Hotels, Restaurants & Leisure ............. — 10,832,486 — 10,832,486
Independent Power and Renewable Electricity
Producers .......................... — 2,201,045 — 2,201,045
Insurance ............................ — 31,510,622 — 31,510,622
Interactive Media & Services .............. — 11,798,584 — 11,798,584
Internet & Direct Marketing Retail .......... — 2,534,936 — 2,534,936
IT Services ........................... — 4,500,616 — 4,500,616
Life Sciences Tools & Services ............ — 812,590 — 812,590
Machinery ............................ — 5,665,963 — 5,665,963
Media ............................... — 16,620,403 — 16,620,403
Metals & Mining ....................... — 877,802 — 877,802
Multiline Retail ........................ — — —
b
—
Multi-Utilities .......................... — 1,176,050 — 1,176,050
Oil, Gas & Consumable Fuels ............. — 42,966,301 — 42,966,301
Personal Products ..................... — 3,711,769 — 3,711,769
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Pharmaceuticals ....................... $ — $ 20,515,990 $ — $ 20,515,990
Real Estate Management & Development .... — 998,664 — 998,664
Semiconductors & Semiconductor Equipment . — 9,277,222 — 9,277,222
Specialty Retail ........................ — 358,819 — 358,819
Thrifts & Mortgage Finance ............... — 6,425,525 — 6,425,525
Tobacco ............................. — 9,765,494 — 9,765,494
Wireless Telecommunication Services ....... — 3,101,311 — 3,101,311
Marketplace Loans ...................... — — 72,551,959 72,551,959
Foreign Government and Agency Securities .... — 76,004,845 — 76,004,845
U.S. Government and Agency Securities ....... — 889,026,630 — 889,026,630
Asset-Backed Securities .................. — 448,773,790 — 448,773,790
Commercial Mortgage-Backed Securities ...... — 57,447,428 — 57,447,428
Mortgage-Backed Securities ................ — 31,891,671 — 31,891,671
Municipal Bonds ......................... — 35,870,841 — 35,870,841
Residential Mortgage-Backed Securities ...... — 135,388,311 — 135,388,311
Escrows and Litigation Trusts ............... — 19,000 —
b
19,000
Short Term Investments ................... 15,610,140 46,516,428 — 62,126,568
Total Investments in Securities ........... $15,610,140 $2,476,242,315 $73,621,067 $2,565,473,522
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 8,245,488 $ — $ 8,245,488
Futures contracts ........................ 7,158,388 — — 7,158,388
Swap contracts ......................... — 1,301,045 — 1,301,045
Total Other Financial Instruments ......... $7,158,388 $9,546,533 $— $16,704,921
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 42,330 $ — $ 42,330
Futures contracts ........................ 12,131,676 — — 12,131,676
Swap contracts .......................... — 6,559,186 — 6,559,186
Total Other Financial Instruments ......... $12,131,676 $6,601,516 $— $18,733,192
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. 1,584,596 — — 1,584,596
Multiline Retail ........................ — — —
b
—
Management Investment Companies :
Capital Markets ........................ 362,974,688 133,533,045 — 496,507,733
Preferred Stocks ........................ 2,552,850 — — 2,552,850
Corporate Bonds :
Aerospace & Defense ................... — 15,743,649 — 15,743,649
Air Freight & Logistics ................... — 2,994,808 — 2,994,808
Airlines .............................. — 23,150,695 — 23,150,695
Banks ............................... — 148,477,067 — 148,477,067
Beverages ........................... — 4,549,819 — 4,549,819
Biotechnology ......................... — 2,665,822 — 2,665,822
Capital Markets ........................ — 51,795,718 — 51,795,718
Chemicals ........................... — 6,915,063 — 6,915,063
Consumer Finance ..................... — 10,572,787 — 10,572,787
Containers & Packaging ................. — 5,615,963 — 5,615,963
Diversified Financial Services ............. — 1,454,161 — 1,454,161
Electric Utilities ........................ — 32,302,993 — 32,302,993
Electrical Equipment .................... — 2,131,412 — 2,131,412
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Electronic Equipment, Instruments &
Components ........................ $ — $ 6,670,677 $ — $ 6,670,677
Equity Real Estate Investment Trusts (REITs) . — 965,479 — 965,479
Food Products ........................ — 12,498,691 — 12,498,691
Health Care Equipment & Supplies ......... — 1,868,423 — 1,868,423
Health Care Providers & Services .......... — 24,603,764 — 24,603,764
Hotels, Restaurants & Leisure ............. — 16,539,517 — 16,539,517
Household Durables .................... — 2,974,786 — 2,974,786
Independent Power and Renewable Electricity
Producers .......................... — 8,816,341 — 8,816,341
Insurance ............................ — 3,406,155 — 3,406,155
Interactive Media & Services .............. — 7,277,916 — 7,277,916
IT Services ........................... — 7,372,597 — 7,372,597
Life Sciences Tools & Services ............ — 1,339,923 — 1,339,923
Media ............................... — 18,715,079 — 18,715,079
Multiline Retail ........................ — — —
b
—
Multi-Utilities .......................... — 6,479,246 — 6,479,246
Oil, Gas & Consumable Fuels ............. — 50,897,034 — 50,897,034
Paper & Forest Products ................. — 1,701,563 — 1,701,563
Personal Products ..................... — 1,569,100 — 1,569,100
Pharmaceuticals ....................... — 10,342,674 — 10,342,674
Real Estate Management & Development .... — 2,714,563 — 2,714,563
Road & Rail .......................... — 1,425,429 — 1,425,429
Technology Hardware, Storage & Peripherals . — 1,882,087 — 1,882,087
Thrifts & Mortgage Finance ............... — 7,896,509 — 7,896,509
Tobacco ............................. — 21,571,119 — 21,571,119
Wireless Telecommunication Services ....... — 21,672,601 — 21,672,601
Marketplace Loans ...................... — — 92,473,987 92,473,987
Foreign Government and Agency Securities .... — 126,514,856 — 126,514,856
U.S. Government and Agency Securities ....... — 868,760,057 — 868,760,057
Asset-Backed Securities .................. — 488,037,078 — 488,037,078
Commercial Mortgage-Backed Securities :
Diversified Financial Services ............. — 45,742,350 — 45,742,350
Thrifts & Mortgage Finance ............... — 366,654 2,790 369,444
Mortgage-Backed Securities ................ — 706,158,293 — 706,158,293
Municipal Bonds ......................... — 122,515,939 — 122,515,939
Residential Mortgage-Backed Securities ...... — 157,801,328 — 157,801,328
Escrows and Litigation Trusts ............... — 30,000 —
b
30,000
Short Term Investments ................... 46,806,650 501,868 — 47,308,518
Total Investments in Securities ........... $413,918,784 $3,199,532,698 $92,476,777 $3,705,928,259
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 8,276,046 $ — $ 8,276,046
Swap contracts ......................... — 5,407,126 — 5,407,126
Total Other Financial Instruments ......... $— $13,683,172 $— $13,683,172
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 21,611,870 $ — $ — $ 21,611,870
Swap contracts .......................... — 17,673,199 — 17,673,199
Total Other Financial Instruments ......... $21,611,870 $17,673,199 $— $39,285,069
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes securities determined to have no value at October 31, 2022.
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At October 31, 2022, the reconciliation is as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Paper & Forest Products $ 31,283,822 $ — $ (37,326,232) $ — $ — $ — $ 24,534,466 $ (18,492,056) $ — $ —
Road & Rail ....... 1,380,592 — — — — — — (1,380,592) —
d
(1,380,592)
Warrants :
Machinery ......... 1,351 — — — — — — 5,118 6,469 5,118
Corporate Bonds :
Road & Rail ....... 21,606,300 — — — — 2,117,357 — (2,870,006) 20,853,651 (2,870,006)
Senior Floating Rate
Interests :
Household Products .. 5,172,303 — (1,332,299) — — — (36,898,243) 33,058,239 — —
Escrows and Litigation
Trusts ........... —
d
— (157,466) — — — 157,466 — —
d
—
Total Investments in
Securities ............ $59,444,368 $— $(38,815,997) $— $— $2,117,357 $(12,206,311) $10,320,703 $20,860,120 $(4,245,480)
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Multiline Retail ...... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... 733 — (86) — — — (42,156) 41,509 — —
Warrants :
Oil, Gas & Consumable
Fuels .......... —
d
— —
d
— — — — — — —
Corporate Bonds :
Diversified Financial
Services ........ — 147,382 — 1,675,400 — (13,677) — (739,997) 1,069,108 (739,997)
Multiline Retail ...... —
d
—
d
— — — — — — —
d
—
Marketplace Loans :
Diversified Financial
Services ........ 37,897,592 157,194,620 (117,685,142) — — — (460,966) (4,394,145) 72,551,959 (4,857,201)
Escrows and Litigation
Trusts ........... —
d
— (5,481) — — — 5,481 — —
d
—
Total Investments in
Securities ............ $37,898,325 $157,342,002 $(117,690,709) $1,675,400 $— $(13,677) $(497,641) $(5,092,633) $73,621,067 $(5,597,198)
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Multiline Retail ...... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... 3,256 — (379) — — — (187,436) 184,559 — —
Warrants :
Oil, Gas & Consumable
Fuels .......... 1
d
— —
d
— — — — (1) — —
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Total Return Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds :
Multiline Retail ...... $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Marketplace Loans :
Diversified Financial
Services ........ 57,211,330 229,330,200 (185,033,376) — — — (2,065,796) (6,968,371) 92,473,987 (6,867,968)
Commercial Mortgage-
Backed Securities :
Thrifts & Mortgage
Finance ........ 5,379 — (2,589) — — — 117 (117) 2,790 —
Escrows and Litigation
Trusts ........... —
d
— (847) — — — 847 — —
d
—
Total Investments in
Securities ............ $57,219,966 $229,330,200 $(185,037,191) $— $— $— $(2,252,268) $(6,783,930) $92,476,777 $(6,867,968)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes securities determined to have no value.
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservabl e valuation inputs as of October 3 1 , 202 2 , are as follows:
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Corporate Bonds:
Road & Rail . . . . . . . . . . . . . . . . . $20,853,651 Discounted cash flow Discount rate 16.6% Decrease
Free cash flow $20.9 mil Increase
All other Investments
..........
6,469
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . . $20,860,120
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $67,043,107 Discounted cash flow Loss-adjusted discount rate
2.1% – 10.8%
(8.7%)
Decrease
e
Projected loss rate 9.2% – 24.6%
(16.5%)
Decrease
e
All other Investments. .
........
6,577,960
c,d
Total. . . . . . . . . . . . . . .
.........
$73,621,067
Franklin Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $84,954,312 Discounted cash flow Loss-adjusted discount rate
6.8% – 11.4%
(9.5%)
Decrease
e
Projected loss rate 6.5% – 33.9%
(16.7%)
Decrease
e
All other Investments . . . . . . . 7,522,465
c,d
Total . . . . . . . . . . . . . .
.........
$92,476,777
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
d
Includes securities determined to have no value at October 31, 2022.
e
Represents a significant impact to fair value and net assets.
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and
2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
17. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
The Board of the Trust on October 25, 2022, approved changes to the Franklin Adjustable U.S. Government Securities
Fund’s name, investment goal, 80% investment policy, investment strategies and benchmark. The Fund will be named the Franklin Low Duration U.S. Government Securities Fund, and, under normal market conditions, the Fund will invest at least 80% of its net assets in U.S. government securities. The changes to the Fund’s 80% investment policy will allow the Fund to invest in a more diverse set of government securities, which would include, among others, adjustable and fixed-rate mortgage-backed securities, including collateralized mortgage obligations. In connection with the changes, the Fund’s primary benchmark will be changed to the Bloomberg U.S. Government (1-3 Year) Index.
The changes are subject to shareholder approval of changes to the Fund’s investment goal. It is anticipated that in December
2022 shareholders of the Fund will receive a proxy statement requesting their votes on changes to the Fund’s investment goal and other matters. If the proposal to change the Fund’s investment goal is approved by the Fund’s shareholders, the changes are expected to be effective on or about March 1, 2023.

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
BRL
Brazilian Real
DOP
Dominican Peso
EUR
Euro
JPY
Japanese Yen
USD
United States Dollar
Index
CDX.NA.EM.
Series
number
CDX North America High Yield Index
CDX.NA.HY.Series
number
CDX North America High Yield Index
CDX.NA.IG.Series
Number
CDX North America Investment Grade
Index
MCDX.NA.Series
number
MCDX North America Index
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBA
To-Be-Announced
TBD
To Be Determined
T-Note
Treasury Note

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Adjustable U.S. Government
Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, and Franklin Total Return
Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return
Fund, and Franklin Total Return Fund (four of the funds constituting Franklin Investors Securities Trust, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31,
2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
December 19, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Investors Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin Floating
Rate Daily Access
Fund
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) — $3,268,708
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $3,268,708
Qualified Net Interest Income (QII) §871(k)(1)(C) $7,128,397 $60,090,571
Section 163(j) Interest Earned §163(j) $7,017,402 $68,579,472
Pursuant to:
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Qualified Net Interest Income (QII) §871(k)(1)(C) $52,389,098 $65,068,955
Section 163(j) Interest Earned §163(j) $74,028,094 $96,320,103
Interest Earned from Federal
Obligations Note (1) $25,297,275 $14,955,545

Franklin Investors Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1987
and Vice President
since 1986
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President
since 2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program-
Funds no HLIM
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Liquidity Risk Management Program-
Funds with HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately

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Shareholder Information

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Annual Report
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the time
required to settle a sale of the investment may exceed
7 calendar days and are classified as “Less Liquid
Investments”. Less liquid Investments are defined as any
investment reasonably expected to be sold or disposed
of in current market conditions in seven calendar days or
less without the sale or disposition significantly changing
the market value of the investment, but where the sale or
disposition is reasonably expected to settle in more than
seven calendar days. The Fund established and maintained
a HLIM. During the reporting period, the Fund maintained
the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Franklin Investors Securities Trust
Shareholder Information

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Annual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, each
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST2 A 12/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $494,961 for the fiscal year ended October 31, 2022 and $452,569 for the fiscal year ended October 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended October 31, 2022 and $8,000 for the fiscal year ended October 31, 2021. The services for which these fees were paid included preparation of tax returns in relation to the liquidation of previously consolidated entities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended October 31, 2022 and $0 for the fiscal year ended October 31, 2021. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $6,410 for the fiscal year ended October 31, 2022 and $16,024 for the fiscal year ended October 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $258,207 for the fiscal year ended October 31, 2022 and $37,812 for the fiscal year ended October 31, 2021. The services for which these fees were paid included benchmarking services in connection with the ICI TA survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure, assets under management certification, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $334,617 for the fiscal year ended October 31, 2022 and $61,836 for the fiscal year ended October 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee

of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
INVESTORS SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 22, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  December 22, 2022